DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
January 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
CPI	Consumer Price Index
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
BAM	Build America Mutual
ST	Special Tax
CP	Certificate Participation
GDR	Global Depositary Receipt
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
USD	United States Dollar
AUD	Australian Dollars
CHF	Swiss Franc
DKK	Danish Krone
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollars
SEK	Swedish Krona

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2021.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (71.1%)
CANADA — (20.2%)
Alberta, Province of Canada
	1.000%, 11/15/21	GBP	3,670	$5,063,952
Bank of Montreal
	1.610%, 10/28/21	CAD	5,000	3,949,169
	0.250%, 11/17/21	EUR	2,494	3,044,371
Bank of Montreal Floating Rate Note
(r)	0.000%, 09/28/21	EUR	406	494,352
(r)	0.000%, 03/14/22	EUR	2,000	2,439,235
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	14,000	11,099,386
Bank of Nova Scotia (The) Floating Rate Note
(r)	0.664%, 04/20/21		908	908,752
Canada Housing Trust No 1 Floating Rate Note
(r)Ω	0.649%, 03/15/22	CAD	5,000	3,929,071
(r)Ω	0.589%, 09/15/22	CAD	7,500	5,899,531
(r)Ω	0.489%, 03/15/23	CAD	5,000	3,930,987
Export Development Canada Floating Rate Note
(r)	0.128%, 11/15/21	GBP	2,500	3,424,533
National Bank of Canada
	2.100%, 02/01/23		1,000	1,032,226
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	2,500	3,442,543
Province of Ontario Canada Floating Rate Note
(r)	0.630%, 06/27/22	CAD	16,500	12,981,935
Province of Quebec Canada
	4.250%, 12/01/21	CAD	5,000	4,042,502
Royal Bank of Canada
	1.583%, 09/13/21	CAD	12,500	9,855,230
Royal Bank Of Canada Floating Rate Note
(r)	0.602%, 04/30/21		357	357,319
Suncor Energy, Inc.
	2.800%, 05/15/23		2,000	2,099,986
Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	3,500	4,251,917
TOTAL CANADA				82,246,997
DENMARK — (0.8%)
Danske Bank A.S.
Ω	2.700%, 03/02/22		3,000	3,071,297
FRANCE — (1.5%)
BNP Paribas SA
Ω	2.950%, 05/23/22		500	517,150
BPCE SA
Ω	3.000%, 05/22/22		4,000	4,137,021
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Credit Agricole SA
Ω	3.375%, 01/10/22		405	$416,430
Sanofi
	0.000%, 03/21/22	EUR	1,000	1,217,765
TOTAL FRANCE				6,288,366
GERMANY — (1.6%)
BMW US Capital LLC Floating Rate Note
(r)Ω	0.714%, 08/13/21		1,640	1,643,842
Daimler Finance North America LLC
Ω	3.000%, 02/22/21		500	500,756
Deutsche Bahn Finance GMBH
	0.000%, 07/19/21	EUR	400	486,074
Deutsche Bank AG
	4.250%, 10/14/21		300	307,440
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		500	517,207
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,000	3,084,785
TOTAL GERMANY				6,540,104
JAPAN — (5.4%)
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,300	1,302,872
	2.190%, 09/13/21		500	505,861
	2.998%, 02/22/22		500	514,091
Mitsubishi UFJ Financial Group, Inc. Floating Rate Note
(r)	0.865%, 07/26/21		465	466,355
(r)	1.280%, 09/13/21		500	503,191
Mizuho Financial Group, Inc.
	2.601%, 09/11/22		3,000	3,109,684
Mizuho Financial Group, Inc. Floating Rate Note
(r)	1.360%, 09/13/21		800	805,508
Sumitomo Mitsui Financial Group, Inc.
	3.102%, 01/17/23		500	526,043
Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.910%, 03/09/21		2,500	2,504,144
(r)	1.363%, 10/19/21		381	383,914
Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	3,000	3,700,647

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	4,500	$3,524,340
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	1,700	2,064,499
Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	869	1,063,243
	0.750%, 07/21/22	EUR	210	258,435
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	609,800
	TOTAL JAPAN			21,842,627
NETHERLANDS — (1.2%)
Shell International Finance BV
	1.625%, 03/24/21	EUR	2,000	2,433,725
	1.250%, 03/15/22	EUR	2,000	2,469,685
	TOTAL NETHERLANDS			4,903,410
NORWAY — (1.5%)
Equinor ASA
	5.625%, 03/11/21	EUR	4,913	5,998,586
SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	500	609,706
SPAIN — (1.2%)
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,573,604
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		800	810,362
	Telefonica Emisiones SA
	5.462%, 02/16/21		2,500	2,504,950
	TOTAL SPAIN			4,888,916
SWITZERLAND — (2.4%)
Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	2,827	3,460,723
	1.750%, 09/12/22	EUR	2,000	2,509,135
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,000	1,223,811
	UBS Group AG
#Ω	3.000%, 04/15/21		2,500	2,513,974
	TOTAL SWITZERLAND			9,707,643
UNITED KINGDOM — (3.1%)
	Barclays P.L.C.
	3.200%, 08/10/21		3,000	3,044,372
	BP Capital Markets P.L.C. Floating Rate Note
(r)	1.089%, 09/16/21		500	502,446
CNH Industrial Capital LLC
	3.875%, 10/15/21		480	491,098
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	4.375%, 04/05/22		1,540	$1,605,207
	HSBC Holdings P.L.C.
	3.600%, 05/25/23		200	214,543
	HSBC Holdings P.L.C. Floating Rate Note
(r)	1.867%, 05/25/21		2,170	2,180,878
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		3,300	3,383,487
	Vodafone Group P.L.C.
#	2.500%, 09/26/22		1,000	1,033,268
	TOTAL UNITED KINGDOM			12,455,299
UNITED STATES — (32.1%)
	AbbVie, Inc.
	2.900%, 11/06/22		2,000	2,086,501
	Aetna, Inc.
	2.750%, 11/15/22		221	228,932
	Air Lease Corp.
	2.250%, 01/15/23		1,610	1,654,022
Altria Group, Inc.
	4.750%, 05/05/21		635	642,303
	2.850%, 08/09/22		2,000	2,073,834
	American Express Co.
	2.500%, 08/01/22		2,231	2,300,553
	Aon Corp.
	2.200%, 11/15/22		3,000	3,101,169
	Apple, Inc.
	1.000%, 11/10/22	EUR	4,000	4,968,534
	Bank of America Corp.
	3.300%, 01/11/23		3,000	3,173,343
	BMW US Capital LLC
Ω	3.100%, 04/12/21		500	502,796
	Booking Holdings, Inc.
	2.750%, 03/15/23		2,000	2,092,847
	Boston Scientific Corp.
	3.375%, 05/15/22		733	760,511
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		200	207,353
	Capital One Financial Corp.
	3.200%, 01/30/23		2,000	2,103,852
	Cigna Corp.
#	3.750%, 07/15/23		2,000	2,157,561
	Citigroup, Inc.
	2.700%, 03/30/21		1,300	1,305,304
	Citigroup, Inc. Floating Rate Note
(r)	1.404%, 08/02/21		1,600	1,609,259
	Citizens Bank NA
	2.650%, 05/26/22		1,000	1,028,056
	CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,126,470
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		2,200	2,557,232

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Constellation Brands, Inc.
	2.700%, 05/09/22		1,550	$1,590,629
	3.200%, 02/15/23		1,500	1,579,520
	Daimler Finance North America LLC
Ω	2.550%, 08/15/22		1,750	1,806,173
	Dollar Tree, Inc.
	3.700%, 05/15/23		2,689	2,874,637
	Dominion Energy Gas Holdings LLC Floating Rate Note
(r)	0.817%, 06/15/21		3,000	3,005,881
	DuPont de Nemours, Inc.
	2.169%, 05/01/23		3,400	3,421,742
	Eastman Chemical Co.
	3.500%, 12/01/21		200	205,342
	eBay, Inc.
	2.750%, 01/30/23		2,400	2,502,790
	EOG Resources, Inc.
	2.625%, 03/15/23		2,000	2,082,837
	FedEx Corp.
	2.625%, 08/01/22		2,500	2,582,016
	General Mills, Inc. Floating Rate Note
(r)	0.763%, 04/16/21		1,325	1,326,377
	General Motors Financial Co., Inc.
	3.550%, 07/08/22		837	871,722
	Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,066,434
Goldman Sachs Group, Inc. (The)
	3.625%, 01/22/23		2,000	2,124,613
	3.200%, 02/23/23		1,500	1,580,751
	Hewlett Packard Enterprise Co. Floating Rate Note
#(r)	0.900%, 03/12/21		2,000	2,001,371
	JPMorgan Chase & Co.
	3.250%, 09/23/22		2,243	2,352,693
	KeyCorp
	5.100%, 03/24/21		450	453,165
	Kinder Morgan Energy Partners L.P.
	3.950%, 09/01/22		707	739,773
	Kroger Co. (The)
	2.800%, 08/01/22		1,500	1,553,027
	Laboratory Corp. of America Holdings
	3.750%, 08/23/22		3,000	3,130,606
Marathon Petroleum Corp.
	5.125%, 03/01/21		300	301,141
	4.500%, 05/01/23		2,500	2,704,786
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	1,700	2,076,650
	Micron Technology, Inc.
	2.497%, 04/24/23		1,650	1,721,538
	Morgan Stanley
	3.125%, 01/23/23		3,100	3,268,154
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Mylan, Inc.
Ω	3.125%, 01/15/23		2,650	$2,774,422
	National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r)	0.615%, 06/30/21		3,000	3,003,573
	Northrop Grumman Corp.
	2.550%, 10/15/22		1,600	1,656,021
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		2,000	2,078,052
	Oracle Corp.
#	2.500%, 10/15/22		2,500	2,593,796
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.125%, 08/01/23		578	626,001
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	2,000	2,440,526
	Phillips 66
	4.300%, 04/01/22		315	328,926
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	1,500	1,853,145
	Raytheon Technologies Corp.
	8.750%, 03/01/21		2,000	2,013,566
	Ryder System, Inc.
	2.875%, 06/01/22		1,984	2,043,925
	Southwest Airlines Co.
	4.750%, 05/04/23		3,000	3,250,866
	Sysco Corp.
	2.600%, 06/12/22		500	514,984
	Total System Services, Inc.
	4.000%, 06/01/23		1,500	1,614,919
	Valero Energy Corp.
	2.700%, 04/15/23		2,500	2,606,900
	VF Corp.
	2.050%, 04/23/22		3,500	3,573,651
	VMware, Inc.
	2.950%, 08/21/22		2,764	2,863,506
	Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		2,500	2,544,430
	Waste Management, Inc.
	2.400%, 05/15/23		900	937,620
Wells Fargo & Co. Floating Rate Note
(r)	1.571%, 03/04/21		696	696,798
(r)	1.240%, 07/26/21		2,272	2,282,726
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		3,000	3,159,051
	Zoetis, Inc. Floating Rate Note
(r)	0.664%, 08/20/21		331	331,880
	TOTAL UNITED STATES			130,394,084
	TOTAL BONDS			288,947,035

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (24.8%)
U.S. Treasury Bonds
	8.125%, 05/15/21	23,000	$23,528,281
U.S. Treasury Notes
(r)	0.219%, 04/30/21	30,000	30,010,252
(r)	0.234%, 01/31/22	9,100	9,111,563
	1.875%, 02/28/22	24,500	24,972,774
(r)	0.135%, 10/31/22	13,000	13,004,086
TOTAL U.S. TREASURY OBLIGATIONS			100,626,956
TOTAL INVESTMENT SECURITIES (Cost $380,983,168)			389,573,991
COMMERCIAL PAPER — (4.0%)
Campbell Soup Company
Ω	0.850%, 03/01/21	2,500	2,499,565
Harley-Davidson Financial Services, Inc.
Ω	0.550%, 02/17/21	3,250	3,249,446
		Face Amount^	Value†
		(000)

Skandinaviska Enskilda Banken AB
	0.180%, 07/23/21	10,000	$9,991,347
Walt Disney Co. (The)
Ω	0.700%, 03/26/21	500	499,810
TOTAL COMMERCIAL PAPER (Cost $16,238,438)			16,240,168

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	45,870	530,757
TOTAL INVESTMENTS — (100.0%)
(Cost $397,752,344)^^			$406,344,916

As of January 31, 2021, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	52,603,557	CAD	66,720,900	Mellon Bank (Fx Trades)	02/05/21	$426,201
USD	7,298,713	CAD	9,287,270	Natwest Markets PLC	02/05/21	35,844
USD	39,031,247	EUR	31,785,089	Citibank, N.A.	02/08/21	453,564
USD	11,783,220	EUR	9,610,159	JP Morgan	02/17/21	117,036
USD	11,983,470	GBP	8,724,612	Citibank, N.A.	03/04/21	27,634
Total Appreciation						$1,060,279
As of January 31, 2021, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,216	03/19/21	$401,296,708	$410,536,160	$9,239,452
Total Futures Contracts			$401,296,708	$410,536,160	$9,239,452

Enhanced U.S. Large Company Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Canada	—	$82,246,997	—	$82,246,997
Denmark	—	3,071,297	—	3,071,297
France	—	6,288,366	—	6,288,366
Germany	—	6,540,104	—	6,540,104
Japan	—	21,842,627	—	21,842,627
Netherlands	—	4,903,410	—	4,903,410
Norway	—	5,998,586	—	5,998,586
Singapore	—	609,706	—	609,706
Spain	—	4,888,916	—	4,888,916
Switzerland	—	9,707,643	—	9,707,643
United Kingdom	—	12,455,299	—	12,455,299
United States	—	130,394,084	—	130,394,084
U.S. Treasury Obligations	—	100,626,956	—	100,626,956
Commercial Paper	—	16,240,168	—	16,240,168
Securities Lending Collateral	—	530,757	—	530,757
Forward Currency Contracts**	—	1,060,279	—	1,060,279
Futures Contracts**	$9,239,452	—	—	9,239,452
TOTAL	$9,239,452	$407,405,195	—	$416,644,647
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$21,468,394,310
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$21,468,394,310
Summary of the Portfolio’s Master Fund’s investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.1%)
COMMUNICATION SERVICES — (3.0%)
	A.H. Belo Corp., Class A	239,714	$527,371
	Alaska Communications Systems Group, Inc.	339,719	1,114,278
#*	AMC Networks, Inc., Class A	233,178	11,523,657
	ATN International, Inc.	153,231	6,616,515
*	Ballantyne Strong, Inc.	135,917	269,116
	Beasley Broadcast Group, Inc., Class A	25,343	51,953
#*	Boston Omaha Corp., Class A	4,913	134,125
*	Cars.com, Inc.	568,694	6,602,537
*	Cincinnati Bell, Inc.	8,875	135,255
#*	comScore, Inc.	94,046	300,007
*	Consolidated Communications Holdings, Inc.	793,136	4,842,095
*	Cumulus Media, Inc., Class A	23,650	205,282
*	DHI Group, Inc.	230,524	576,310
#	Emerald Holding, Inc.	57,014	231,477
#	Entercom Communications Corp., Class A	570,085	2,650,895
	Entravision Communications Corp., Class A	701,658	2,245,306
	EW Scripps Co. (The), Class A	610,508	9,041,623
*	Fluent, Inc.	100,025	542,135
*	Gaia, Inc.	1,055	9,643
*	Gannett Co., Inc.	138,639	621,103
*	Gray Television, Inc.	807,000	13,759,350
*	Hemisphere Media Group, Inc.	106,874	1,115,765
*	iHeartMedia, Inc., Class A	15,995	232,567
*	IMAX Corp.	167,530	3,166,317
	Interpublic Group of Cos., Inc. (The)	1,387,166	33,389,086
*	Iridium Communications, Inc.	409,973	20,199,370
#	John Wiley & Sons, Inc., Class A	288,528	13,159,762
	John Wiley & Sons, Inc., Class B	455	21,558
*	Liberty Latin America, Ltd., Class A	353,775	3,569,590
*	Liberty Latin America, Ltd., Class C	1,082,215	10,703,106
#*	Liberty Media Corp.-Liberty Braves, Class A	23,470	642,139
*	Liberty Media Corp.-Liberty Braves, Class C	39,345	1,053,659
*	Liberty Media Corp.-Liberty Formula One, Class A	1,421	51,511
*	Liberty Media Corp.-Liberty Formula One, Class C	14,734	592,749
*	Liberty TripAdvisor Holdings, Inc., Class A	188,728	770,010
#*	Lions Gate Entertainment Corp., Class A	654,454	9,155,811
*	Lions Gate Entertainment Corp., Class B	820,539	10,141,862
	Lumen Technologies, Inc.	739,289	9,152,398
*	Madison Square Garden Entertainment Corp.	5,449	483,599
*	Marchex, Inc., Class B	4,935	14,410
#	Marcus Corp. (The)	162,523	2,860,405
#*	Mediaco Holding, Inc., Class A	1,827	6,431
#	Meredith Corp.	315,052	6,909,090
	News Corp., Class A	1,373,844	26,652,574
	News Corp., Class B	826,229	15,599,203
#	Nexstar Media Group, Inc., Class A	311,260	35,380,924
*	ORBCOMM, Inc.	622,935	4,665,783
*	QuinStreet, Inc.	113,547	2,403,790
*	Reading International, Inc., Class A	138,724	783,791
	Saga Communications, Inc., Class A	26,908	605,430
	Scholastic Corp.	260,736	6,719,167
	Spok Holdings, Inc.	189,353	2,105,605
	TEGNA, Inc.	926,761	14,855,979
	Telephone and Data Systems, Inc.	826,557	15,497,944

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Townsquare Media, Inc., Class A	113,722	$1,134,945
	Tribune Publishing Co.	107,593	1,571,934
*	TrueCar, Inc.	258,044	1,156,037
*	United States Cellular Corp.	317,563	9,901,614
*	Urban One, Inc.	221,050	369,153
*	Yelp, Inc.	169,323	5,518,237
TOTAL COMMUNICATION SERVICES			334,313,338
CONSUMER DISCRETIONARY — (14.7%)
*	1-800-Flowers.com, Inc., Class A	99,157	3,047,095
*	Aaron's Co., Inc. (The)	138,659	2,348,883
	Abercrombie & Fitch Co., Class A	626,697	14,457,900
	Acushnet Holdings Corp.	178,979	7,305,923
*	Adient P.L.C.	646,195	20,865,637
*	Adtalem Global Education, Inc.	467,121	18,026,199
	Advance Auto Parts, Inc.	12,212	1,821,298
	AMCON Distributing Co.	850	95,200
*	American Axle & Manufacturing Holdings, Inc.	1,105,515	9,739,587
#	American Eagle Outfitters, Inc.	1,152,030	26,139,561
*	American Outdoor Brands, Inc.	132,011	2,505,569
*	American Public Education, Inc.	183,699	5,286,857
*	America's Car-Mart, Inc.	44,215	5,251,858
	Aramark	492,457	16,886,351
	Ark Restaurants Corp.	24,004	444,554
*	Asbury Automotive Group, Inc.	73,263	10,448,036
*	At Home Group, Inc.	214,538	5,228,291
	Autoliv, Inc.	1,864	165,355
#*	AutoNation, Inc.	748,468	53,350,799
*	Barnes & Noble Education, Inc.	543,852	3,186,973
	Bassett Furniture Industries, Inc.	110,011	2,132,013
*	Beazer Homes USA, Inc.	66,282	1,101,607
#	Bed Bath & Beyond, Inc.	830,036	29,325,172
#	Big 5 Sporting Goods Corp.	30,819	401,263
	Big Lots, Inc.	268,752	16,039,119
*	Biglari Holdings, Inc., Class A	817	466,572
*	Biglari Holdings, Inc., Class B	15,783	1,810,941
*	BJ's Restaurants, Inc.	68,059	3,181,078
	Bluegreen Vacations Holding Corp.	33,857	443,188
#*	Boot Barn Holdings, Inc.	181,177	10,370,571
	BorgWarner, Inc.	1,553,610	65,236,084
	Bowl America, Inc., Class A	14,256	137,428
#	Buckle, Inc. (The)	80,187	3,152,953
#*	Build-A-Bear Workshop, Inc.	143,957	807,599
	Caleres, Inc.	257,177	3,885,944
	Callaway Golf Co.	323,225	9,014,745
*	Capri Holdings, Ltd.	520,090	21,666,949
	Carriage Services, Inc.	196,031	6,492,547
*	Carrols Restaurant Group, Inc.	370,215	2,273,120
	Cato Corp. (The), Class A	161,792	1,839,575
*	Cavco Industries, Inc.	64,268	12,124,801
*	Century Casinos, Inc.	9,168	63,718
*	Century Communities, Inc.	249,287	11,701,532
#	Chico's FAS, Inc.	597,940	1,321,447
*	Chuy's Holdings, Inc.	184,277	6,464,437
	Citi Trends, Inc.	116,336	6,863,824
	Clarus Corp.	1,866	29,968
*	Conn's, Inc.	310,162	4,878,848
#*	Container Store Group, Inc. (The)	140,622	1,916,678
	Cooper Tire & Rubber Co.	438,819	16,126,598

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cooper-Standard Holdings, Inc.	139,475	$4,255,382
	Core-Mark Holding Co., Inc.	341,674	10,479,142
	Culp, Inc.	106,305	1,640,286
	Dana, Inc.	979,310	18,959,442
*	Del Taco Restaurants, Inc.	497,071	4,781,823
*	Delta Apparel, Inc.	46,321	927,346
#	Designer Brands, Inc., Class A	560,735	6,869,004
#	Dick's Sporting Goods, Inc.	476,667	31,941,456
#	Dillard's, Inc., Class A	213,144	18,716,175
*	Dorman Products, Inc.	2,653	240,972
	Dover Motorsports, Inc.	17,605	37,675
#*	El Pollo Loco Holdings, Inc.	309,133	6,290,857
	Escalade, Inc.	12,539	261,438
	Ethan Allen Interiors, Inc.	353,487	8,359,968
	Extended Stay America, Inc.	834,310	12,247,671
*	Fiesta Restaurant Group, Inc.	229,102	3,450,276
*	Flanigan's Enterprises, Inc.	2,672	62,445
	Flexsteel Industries, Inc.	89,514	3,054,218
#	Foot Locker, Inc.	667,478	29,248,886
#*	Fossil Group, Inc.	430,602	6,243,729
*»	FRD Acquisition Co. Escrow Shares	55,628	0
*	Genesco, Inc.	174,043	6,754,609
*	Gentherm, Inc.	62,678	3,839,654
*	G-III Apparel Group, Ltd.	486,991	13,168,237
	Goodyear Tire & Rubber Co. (The)	1,597,107	16,849,479
	Graham Holdings Co., Class B	33,744	19,170,304
*	Green Brick Partners, Inc.	148,656	2,958,254
#	Group 1 Automotive, Inc.	151,980	20,915,488
#	Guess?, Inc.	565,487	13,130,608
#	Harley-Davidson, Inc.	566,148	22,696,873
#	Haverty Furniture Cos., Inc.	165,137	5,398,329
	Haverty Furniture Cos., Inc., Class A	844	27,628
#*	Hibbett Sports, Inc.	281,863	15,911,166
#	Hooker Furniture Corp.	107,737	3,246,116
*	Horizon Global Corp.	117,811	1,116,848
#*	Houghton Mifflin Harcourt Co.	717,407	3,536,817
#	International Game Technology P.L.C.	564,174	9,088,843
#*	iRobot Corp.	25,405	3,051,140
*	J Alexander's Holdings, Inc.	103,981	763,221
	Johnson Outdoors, Inc., Class A	61,752	6,732,821
	KB Home	221,451	9,221,220
	Kohl's Corp.	1,108,503	48,840,642
#*	Lakeland Industries, Inc.	56,298	1,565,084
#*	Lands' End, Inc.	89,344	2,466,788
*	Laureate Education, Inc., Class A	436,785	5,682,573
	La-Z-Boy, Inc.	381,207	14,760,335
#*	Lazydays Holdings, Inc.	1,438	24,676
	Lear Corp.	196,956	29,693,087
*	LGI Homes, Inc.	100,762	10,752,313
	Lifetime Brands, Inc.	77,116	1,071,912
*	Lincoln Educational Services Corp.	12,184	71,764
*	Liquidity Services, Inc.	267,209	5,215,920
#	Lithia Motors, Inc., Class A	212,841	67,828,170
*	Luby's, Inc.	118,805	342,158
*	Lumber Liquidators Holdings, Inc.	76,237	2,131,587
*	M/I Homes, Inc.	154,973	7,651,017
#	Macy's, Inc.	2,164,324	32,551,433
#*	Magnite, Inc.	67,113	2,324,794
*	MarineMax, Inc.	230,519	9,642,610

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Marriott Vacations Worldwide Corp.	217,052	$26,645,304
	MDC Holdings, Inc.	451,277	23,475,430
»	Media General, Inc.	654,085	61,353
*	Meritage Homes Corp.	267,052	21,433,594
*	Modine Manufacturing Co.	455,984	5,722,599
*	Mohawk Industries, Inc.	249,324	35,802,926
*	Monarch Casino & Resort, Inc.	13,813	730,017
	Monro, Inc.	113,297	6,624,476
#*	Motorcar Parts of America, Inc.	253,527	5,737,316
	Movado Group, Inc.	143,299	2,960,557
#*	Nautilus, Inc.	172,848	4,236,504
*	New Home Co., Inc. (The)	151,942	799,215
	ODP Corp. (The)	226,475	9,668,218
	OneSpaWorld Holdings Ltd.	3,258	30,918
#	Oxford Industries, Inc.	83,352	5,437,884
	Patrick Industries, Inc.	89,984	6,214,295
	Penske Automotive Group, Inc.	572,667	34,268,393
*	Perdoceo Education Corp.	352,651	4,171,861
*	Playa Hotels & Resorts NV	182,738	972,166
*	PlayAGS, Inc.	9,904	51,006
#*	Potbelly Corp.	266,573	1,436,828
	PulteGroup, Inc.	70,111	3,049,829
	PVH Corp.	489,679	41,750,032
	Qurate Retail, Inc., Class A	2,503,921	31,549,405
	Ralph Lauren Corp.	135,221	13,664,082
#	RCI Hospitality Holdings, Inc.	73,856	2,841,979
#*	Red Lion Hotels Corp.	230,526	783,788
*	Red Robin Gourmet Burgers, Inc.	34,076	892,450
#*	Regis Corp.	124,851	1,184,836
	Rent-A-Center, Inc.	83,529	3,616,806
	Rocky Brands, Inc.	49,794	1,715,901
*	Select Interior Concepts, Inc., Class A	14,062	105,043
#*	Sequential Brands Group, Inc.	995	16,437
#	Shoe Carnival, Inc.	126,980	5,966,790
#	Signet Jewelers, Ltd.	427,204	17,353,026
#	Smith & Wesson Brands, Inc.	358,527	5,937,207
#	Sonic Automotive, Inc., Class A	329,804	13,498,878
*	Sportsman's Warehouse Holdings, Inc.	46,694	818,079
	Standard Motor Products, Inc.	203,013	7,964,200
	Steven Madden, Ltd.	52,003	1,747,301
*	Stoneridge, Inc.	295,996	8,125,090
	Strattec Security Corp.	27,067	1,481,918
*	Stride, Inc.	363,839	9,368,854
	Superior Group of Cos, Inc.	77,575	1,771,037
#*	Superior Industries International, Inc.	118,010	545,206
*	Tandy Leather Factory, Inc.	54,886	181,124
	Tapestry, Inc.	317,329	10,033,943
*	Taylor Morrison Home Corp.	927,798	24,104,192
*	Tenneco, Inc., Class A	41,265	416,777
	Thor Industries, Inc.	74,618	9,029,524
	Tilly's, Inc., Class A	254,069	2,489,876
#	Toll Brothers, Inc.	1,108,343	56,636,327
*	TopBuild Corp.	117,368	23,467,732
#*	TravelCenters of America, Inc.	87,013	2,391,987
#*	Tri Pointe Homes, Inc.	1,119,778	22,619,516
*	Unifi, Inc.	162,278	3,886,558
*	Universal Electronics, Inc.	132,799	7,203,018
*	Universal Technical Institute, Inc.	141,184	858,399
#*	Urban Outfitters, Inc.	721,451	19,789,401

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Veoneer, Inc.	1,081	$28,419
*	Vera Bradley, Inc.	469,355	3,966,050
*	Vince Holding Corp.	2,071	16,961
*	Vista Outdoor, Inc.	642,626	18,745,400
#*	VOXX International Corp.	241,045	4,502,721
	Weyco Group, Inc.	59,778	1,031,768
	Whirlpool Corp.	48,218	8,924,670
#	Winnebago Industries, Inc.	239,277	16,524,470
	Wolverine World Wide, Inc.	27,780	795,619
*	ZAGG, Inc.	262,920	1,093,747
*	Zovio, Inc.	202,601	1,037,317
*	Zumiez, Inc.	218,940	9,431,935
TOTAL CONSUMER DISCRETIONARY			1,657,571,439
CONSUMER STAPLES — (4.4%)
	Alico, Inc.	50,346	1,495,276
	Andersons, Inc. (The)	298,991	6,876,793
#	B&G Foods, Inc.	31,400	1,195,712
*	Bridgford Foods Corp.	1,732	29,011
	Bunge, Ltd.	597,014	39,068,596
*	Cal-Maine Foods, Inc.	144,631	5,545,153
	Casey's General Stores, Inc.	4,515	846,472
#*	Central Garden & Pet Co.	96,568	4,083,861
*	Central Garden & Pet Co., Class A	287,645	11,218,155
#*	Chefs' Warehouse, Inc. (The)	140,398	3,831,461
*	Coffee Holding Co., Inc.	13,332	63,327
#	Coty, Inc., Class A	25,754	164,053
*	Darling Ingredients, Inc.	1,416,964	87,865,938
#	Edgewell Personal Care Co.	373,446	12,473,096
*	Farmer Bros Co.	85,011	445,458
	Flowers Foods, Inc.	83,763	1,923,198
	Fresh Del Monte Produce, Inc.	383,436	9,382,679
#*	Hain Celestial Group, Inc. (The)	7,252	301,574
#*	Hostess Brands, Inc.	913,134	14,016,607
#	Ingles Markets, Inc., Class A	153,104	7,281,626
	Ingredion, Inc.	420,000	31,697,400
	Inter Parfums, Inc.	9,600	596,928
	J&J Snack Foods Corp.	9,831	1,500,800
*	Landec Corp.	306,478	3,267,055
*	Lifeway Foods, Inc.	191,300	1,151,626
#	Limoneira Co.	64,717	1,033,530
	Mannatech, Inc.	8,418	159,100
#	MGP Ingredients, Inc.	68,443	3,962,850
	Molson Coors Beverage Co., Class B	287,614	14,426,718
*	Natural Alternatives International, Inc.	42,078	604,661
	Natural Grocers by Vitamin Cottage, Inc.	231,547	3,855,258
	Natural Health Trends Corp.	3,000	16,260
*	Nature's Sunshine Products, Inc.	4,308	69,143
	Nu Skin Enterprises, Inc., Class A	371,371	21,491,240
#	Ocean Bio-Chem, Inc.	25,545	318,802
	Oil-Dri Corp. of America	42,726	1,481,310
*	Performance Food Group Co.	76,475	3,585,148
*	Pilgrim's Pride Corp.	358,741	6,952,401
*	Post Holdings, Inc.	466,209	44,219,924
	PriceSmart, Inc.	168,476	15,816,527
#*	Rite Aid Corp.	23,168	609,087
	Sanderson Farms, Inc.	126,018	17,162,391
	Seaboard Corp.	3,161	9,945,170
*	Seneca Foods Corp., Class A	61,893	2,243,621

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Seneca Foods Corp., Class B	189	$7,277
*	Simply Good Foods Co. (The)	240,414	6,861,416
	SpartanNash Co.	388,062	7,186,908
	Spectrum Brands Holdings, Inc.	94,181	7,117,258
#	Tootsie Roll Industries, Inc.	3,407	134,849
#*	TreeHouse Foods, Inc.	184,578	7,794,729
#*	United Natural Foods, Inc.	594,908	16,110,109
	Universal Corp.	222,708	10,215,616
*	US Foods Holding Corp.	1,116,914	34,613,165
#	Village Super Market, Inc., Class A	107,616	2,267,469
#	Weis Markets, Inc.	254,420	12,537,818
TOTAL CONSUMER STAPLES			499,121,610
ENERGY — (5.3%)
	Adams Resources & Energy, Inc.	30,890	747,847
#*	Antero Resources Corp.	735,142	5,101,886
#	Arch Resources, Inc.	134,145	6,428,228
	Archrock, Inc.	1,263,070	11,203,431
#	Ardmore Shipping Corp.	259,761	831,235
	Berry Corp.	216,199	832,366
*	Bonanza Creek Energy, Inc.	223,562	4,618,791
*	Bristow Group, Inc.	73,091	1,769,533
	Cabot Oil & Gas Corp.	233,000	4,270,890
*	Callon Petroleum Co.	84,575	1,170,518
*	ChampionX Corp.	339,278	5,187,561
	Cimarex Energy Co.	113,379	4,782,326
*	Clean Energy Fuels Corp.	1,956,953	20,019,629
*	CNX Resources Corp.	1,577,998	19,993,235
#*	Comstock Resources, Inc.	28,048	127,618
#*	CONSOL Energy, Inc.	198,376	1,610,813
#	Continental Resources, Inc.	219,174	4,315,536
#	CVR Energy, Inc.	134,205	2,294,906
#*	Dawson Geophysical Co.	314,077	810,319
#	Delek US Holdings, Inc.	697,478	13,084,687
	Devon Energy Corp.	3,223,788	53,063,551
	DHT Holdings, Inc.	1,227,768	6,593,114
#	DMC Global, Inc.	69,207	3,956,564
#*	Dorian LPG, Ltd.	544,111	6,306,247
*	Dril-Quip, Inc.	367,999	11,084,130
*	Earthstone Energy, Inc., Class A	173,336	890,947
	EnLink Midstream LLC	2,203,516	8,571,677
#	EQT Corp.	1,841,894	30,041,291
	Equitrans Midstream Corp.	391,084	2,600,709
	Evolution Petroleum Corp.	145,402	462,378
*	Exterran Corp.	267,273	1,154,619
#*	Forum Energy Technologies, Inc.	8,602	127,568
*	Frank's International NV	516,077	1,434,694
#	GasLog, Ltd.	399,042	1,636,072
*	Geospace Technologies Corp.	186,218	1,517,677
*	Goodrich Petroleum Corp.	26,121	252,590
#*	Green Plains, Inc.	374,061	7,185,712
*	Gulf Island Fabrication, Inc.	160,058	544,197
#*	Helix Energy Solutions Group, Inc.	1,163,726	4,794,551
	Helmerich & Payne, Inc.	737,077	17,896,230
	HollyFrontier Corp.	1,129,413	32,143,094
#	International Seaways, Inc.	271,052	4,339,543
#	Kosmos Energy, Ltd.	627,778	1,393,667
#*	Laredo Petroleum, Inc.	88,438	2,057,952
#	Liberty Oilfield Services, Inc., Class A	230,847	2,774,781

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Mammoth Energy Services, Inc.	59,336	$233,191
	Marathon Oil Corp.	3,212,004	23,254,909
#*	Matador Resources Co.	834,815	12,755,973
*	Mind Technology, Inc.	74,647	159,745
#	Murphy Oil Corp.	1,075,993	13,310,033
	Nabors Industries, Ltd.	53,289	3,805,900
	NACCO Industries, Inc., Class A	45,693	1,095,261
#*	National Energy Services Reunited Corp.	2,665	28,729
*	Natural Gas Services Group, Inc.	112,188	918,820
	Navios Maritime Acquisition Corp.	4,246	14,309
*	Newpark Resources, Inc.	918,939	2,196,264
#*	NexTier Oilfield Solutions, Inc.	833,622	2,767,625
#	Nordic American Tankers, Ltd.	227,510	673,430
	NOV, Inc.	335,074	4,148,216
*	Oceaneering International, Inc.	629,940	5,322,993
*	Oil States International, Inc.	539,659	3,022,090
*	Overseas Shipholding Group, Inc., Class A	432,639	895,563
*	Par Pacific Holdings, Inc.	204,794	2,719,664
	Patterson-UTI Energy, Inc.	1,522,623	9,364,131
#	PBF Energy, Inc., Class A	836,420	7,084,477
*	PDC Energy, Inc.	745,055	16,175,144
#*	Peabody Energy Corp.	143,808	550,785
*	Penn Virginia Corp.	118,749	1,192,240
	PHX Minerals, Inc.	22,963	63,148
	Pioneer Natural Resources Co.	1,684	203,596
#*	PrimeEnergy Resources Corp.	757	27,085
*	ProPetro Holding Corp.	590,817	4,720,628
	QEP Resources, Inc.	549,415	1,565,833
	Range Resources Corp.	2,452,645	22,588,860
#*	Renewable Energy Group, Inc.	490,149	43,917,350
*	REX American Resources Corp.	53,635	4,103,078
#*	Ring Energy, Inc.	10,370	11,614
#*	RPC, Inc.	608,816	2,715,319
*	SandRidge Energy, Inc.	200,006	844,025
#	Scorpio Tankers, Inc.	469,876	5,845,257
#*	SEACOR Marine Holdings, Inc.	179,878	485,671
*	Select Energy Services, Inc., Class A	416,512	2,090,890
#	SFL Corp., Ltd.	673,760	4,258,163
*	SilverBow Resources, Inc.	78,356	425,473
	SM Energy Co.	430,157	3,609,017
#*	Smart Sand, Inc.	84,169	153,188
#	Solaris Oilfield Infrastructure, Inc., Class A	203,291	1,849,948
#*	Southwestern Energy Co.	5,046,484	19,025,245
#*	Talos Energy, Inc.	228,292	1,931,350
	Targa Resources Corp.	248,604	6,804,292
	TechnipFMC P.L.C.	1,699,016	18,162,481
#*	Teekay Tankers, Ltd., Class A	227,586	2,332,757
*	TETRA Technologies, Inc.	65,116	93,116
#*	Tidewater, Inc.	205,051	1,945,934
#	US Silica Holdings, Inc.	411,078	3,346,175
*	VAALCO Energy, Inc.	6,071	13,235
	World Fuel Services Corp.	672,882	20,583,460
TOTAL ENERGY			597,430,590
FINANCIALS — (24.7%)
#	1st Constitution Bancorp	1,854	28,607
	1st Source Corp.	211,352	8,316,701
	ACNB Corp.	4,782	119,789
#	Alerus Financial Corp.	842	20,259

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Alleghany Corp.	9,262	$5,250,165
	Allegiance Bancshares, Inc.	112,428	3,955,217
	Ally Financial, Inc.	820,830	31,060,207
#	Altabancorp	64,382	2,073,744
	A-Mark Precious Metals, Inc.	76,813	2,195,316
*	Ambac Financial Group, Inc.	220,093	3,173,741
	American Equity Investment Life Holding Co.	829,738	24,220,052
	American National Bankshares, Inc.	58,845	1,644,718
	American National Group, Inc.	110,301	9,748,402
	American River Bankshares	18,547	239,627
	Ameris Bancorp	486,011	19,007,890
#	AmeriServ Financial, Inc.	107,848	366,683
	Ames National Corp.	1,092	24,581
	Argo Group International Holdings, Ltd.	297,929	12,021,435
	Arrow Financial Corp.	76,153	2,238,898
	Associated Banc-Corp	1,462,845	26,243,439
	Associated Capital Group, Inc., Class A	559	18,358
	Assured Guaranty, Ltd.	726,418	25,969,443
*	Athene Holding, Ltd., Class A	1,529,488	62,540,764
*	Atlantic American Corp.	864	2,065
*	Atlantic Capital Bancshares, Inc.	205,036	3,668,094
	Atlantic Union Bankshares Corp.	591,305	19,418,456
*	Atlanticus Holdings Corp.	63,428	1,632,002
	Auburn National BanCorp, Inc.	692	27,355
	Axis Capital Holdings, Ltd.	579,005	26,576,329
*	Axos Financial, Inc.	340,156	13,249,076
	Banc of California, Inc.	522,642	8,806,518
	BancFirst Corp.	37,450	2,158,244
*	Bancorp, Inc. (The)	712,593	11,950,185
	BancorpSouth Bank	378,596	10,468,179
	Bank of Commerce Holdings	82,945	840,233
	Bank of Marin Bancorp	88,735	3,295,618
	Bank of NT Butterfield & Son, Ltd. (The)	83,702	2,545,378
#	Bank OZK	1,041,822	38,714,106
	BankFinancial Corp.	116,939	991,643
	BankUnited, Inc.	652,730	22,617,094
	Bankwell Financial Group, Inc.	28,053	545,631
	Banner Corp.	287,482	12,715,329
	Bar Harbor Bankshares	56,136	1,207,485
*	Baycom Corp.	28,970	425,859
	BCB Bancorp, Inc.	95,064	1,091,335
	Berkshire Hills Bancorp, Inc.	425,842	7,060,460
*	Blucora, Inc.	302,397	5,007,694
	BOK Financial Corp.	90,432	6,679,308
	Boston Private Financial Holdings, Inc.	925,608	11,283,162
*	Bridgewater Bancshares, Inc.	32,908	422,539
*	Brighthouse Financial, Inc.	134,103	4,741,882
	Brookline Bancorp, Inc.	723,060	9,103,325
	Bryn Mawr Bank Corp.	194,773	6,053,545
#	Business First Bancshares, Inc.	5,459	110,818
	Byline Bancorp, Inc.	73,365	1,178,976
	C&F Financial Corp.	20,184	794,644
	Cadence BanCorp	1,018,817	18,257,201
»	Calamos Asset Management, Inc., Class A	91,324	0
	California First National Bancorp	2,388	39,545
	Cambridge Bancorp	2,144	157,584
	Camden National Corp.	120,582	4,527,854
#	Capital City Bank Group, Inc.	106,092	2,369,034
	Capitol Federal Financial, Inc.	1,235,464	15,344,463

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capstar Financial Holdings, Inc.	36,755	$532,948
	Cathay General Bancorp	111,142	3,758,822
	CBTX, Inc.	16,623	437,517
	CCUR Holdings, Inc.	43,478	126,086
	Central Pacific Financial Corp.	178,490	3,548,381
	Central Valley Community Bancorp	55,684	851,965
	Century Bancorp, Inc., Class A	21,830	1,728,936
	Chemung Financial Corp.	6,219	208,088
	CIT Group, Inc.	817,220	30,155,418
	Citizens & Northern Corp.	47,220	902,374
#	Citizens Community Bancorp, Inc.	6,617	72,986
	Citizens Holding Co.	1,603	32,365
#*	Citizens, Inc.	66,655	403,263
	City Holding Co.	24,354	1,681,644
	Civista Bancshares, Inc.	58,665	1,000,238
	CNA Financial Corp.	38,264	1,470,103
	CNB Financial Corp.	99,204	2,086,260
	CNO Financial Group, Inc.	1,148,626	24,362,357
	Codorus Valley Bancorp, Inc.	26,847	424,183
*	Cohen & Co., Inc.	800	13,800
	Columbia Banking System, Inc.	500,738	19,288,428
	Comerica, Inc.	370,007	21,164,400
	Community Bankers Trust Corp.	18,708	135,072
	Community Financial Corp. (The)	1,101	26,204
	Community Trust Bancorp, Inc.	164,687	6,004,488
	Community West Bancshares	5,040	44,402
	ConnectOne Bancorp, Inc.	327,071	6,950,259
*	Consumer Portfolio Services, Inc.	259,764	1,091,009
#	Cowen, Inc., Class A	149,350	3,756,153
#*	CrossFirst Bankshares, Inc.	11,147	128,191
*	Customers Bancorp, Inc.	401,119	8,912,864
	CVB Financial Corp.	37,279	724,331
	Dime Community Bancshares, Inc.	404,195	6,426,701
	Dime Community Bancshares, Inc.	142,199	3,473,922
	Donegal Group, Inc., Class A	238,995	3,314,861
*	Donnelley Financial Solutions, Inc.	239,580	4,286,086
	Eagle Bancorp Montana, Inc.	600	12,834
	Eagle Bancorp, Inc.	174,841	7,428,994
	East West Bancorp, Inc.	9,988	598,681
*	Elevate Credit, Inc.	79,741	341,291
	Employers Holdings, Inc.	317,446	9,682,103
#*	Encore Capital Group, Inc.	272,855	8,103,794
*	Enova International, Inc.	281,159	6,354,193
*	Enstar Group, Ltd.	88,935	17,805,676
	Enterprise Bancorp, Inc.	35,160	890,954
	Enterprise Financial Services Corp.	73,524	2,596,132
*	Equity Bancshares, Inc., Class A	116,822	2,579,430
#*	Esquire Financial Holdings, Inc.	1,100	24,288
	ESSA Bancorp, Inc.	35,707	509,896
	Evans Bancorp, Inc.	19,445	577,905
	Everest Re Group, Ltd.	53,110	11,210,459
#*	EZCORP, Inc., Class A	663,160	2,977,588
	Farmers National Banc Corp.	150,445	2,003,927
#	FB Financial Corp.	210,376	7,859,647
#	FBL Financial Group, Inc., Class A	192,484	10,786,803
	Federal Agricultural Mortgage Corp., Class A	300	20,118
	Federal Agricultural Mortgage Corp., Class C	68,196	5,182,896
	FedNat Holding Co.	140,422	730,194
	Financial Institutions, Inc.	171,160	3,917,852

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	First Acceptance Corp.	65,523	$92,387
#	First Bancorp	197,884	6,739,929
	First BanCorp	1,637,400	14,900,340
	First Bancorp, Inc. (The)	71,112	1,708,821
	First Bancshares, Inc. (The)	55,153	1,651,281
	First Bank	57,593	521,217
	First Busey Corp.	296,948	6,137,915
	First Business Financial Services, Inc.	47,260	910,228
	First Choice Bancorp	3,268	64,249
	First Citizens BancShares, Inc., Class A	182	108,470
	First Commonwealth Financial Corp.	799,751	9,381,079
	First Community Bancshares, Inc.	181,244	3,889,496
	First Community Corp.	463	7,866
	First Financial Bancorp	753,800	13,809,616
	First Financial Corp.	52,817	2,027,645
	First Financial Northwest, Inc.	91,175	1,161,570
	First Foundation, Inc.	330,274	6,691,351
	First Hawaiian, Inc.	222,972	5,184,099
	First Horizon National Corp.	4,777,054	66,353,280
	First Internet Bancorp	74,790	2,290,070
	First Interstate BancSystem, Inc., Class A	308,701	11,934,381
	First Merchants Corp.	399,616	15,053,535
	First Mid Bancshares, Inc.	50,364	1,705,829
	First Midwest Bancorp, Inc.	978,728	16,178,374
	First Northwest Bancorp	600	8,220
	First of Long Island Corp. (The)	137,056	2,292,947
	First United Corp.	15,117	236,279
	Flagstar Bancorp, Inc.	453,015	19,411,693
	Flushing Financial Corp.	280,837	5,133,700
	FNB Corp.	2,209,755	21,788,184
	FS Bancorp, Inc.	23,023	1,234,493
	Fulton Financial Corp.	1,270,045	17,018,603
*	Genworth Financial, Inc., Class A	548,416	1,557,501
	German American Bancorp, Inc.	111,132	3,759,596
#	Global Indemnity Group LLC, Class A	96,974	2,642,542
	Great Southern Bancorp, Inc.	131,842	6,482,671
	Great Western Bancorp, Inc.	441,434	10,594,416
#*	Greenlight Capital Re, Ltd., Class A	409,534	3,075,600
	Guaranty Bancshares, Inc.	25,577	853,760
	Guaranty Federal Bancshares, Inc.	348	6,066
*	Hallmark Financial Services, Inc.	138,848	499,853
	Hancock Whitney Corp.	634,208	21,651,861
	Hanmi Financial Corp.	375,044	5,183,108
*	HarborOne Bancrop, Inc.	199,260	2,163,964
	Hawthorn Bancshares, Inc.	703	12,907
#	HCI Group, Inc.	15,398	856,591
	Heartland Financial USA, Inc.	236,407	10,085,123
	Heritage Commerce Corp.	479,556	4,210,502
	Heritage Financial Corp.	289,922	6,842,159
	Heritage Insurance Holdings, Inc.	250,511	2,334,763
	Hilltop Holdings, Inc.	629,853	18,920,784
	Hingham Institution For Savings (The)	1,948	427,118
*	HMN Financial, Inc.	4,634	83,041
	Home Bancorp, Inc.	34,434	969,661
	Home BancShares, Inc.	310,397	6,580,416
	HomeStreet, Inc.	236,090	8,593,676
	HomeTrust Bancshares, Inc.	52,143	1,095,003
	Hope Bancorp, Inc.	1,180,445	13,197,375
	Horace Mann Educators Corp.	331,986	13,003,892

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Horizon Bancorp, Inc.	345,254	$5,465,371
*	Howard Bancorp, Inc.	42,997	520,264
	Independence Holding Co.	16,409	631,911
	Independent Bank Corp.	138,230	10,378,308
	Independent Bank Corp.	74,409	1,366,149
	Independent Bank Group, Inc.	327,325	20,104,302
	International Bancshares Corp.	567,928	21,473,358
	Invesco, Ltd.	3,395,688	69,917,216
	Investar Holding Corp.	532	8,581
	Investors Bancorp, Inc.	1,998,758	23,005,705
	Investors Title Co.	12,181	1,741,883
	Janus Henderson Group P.L.C.	925,903	28,480,776
	Jefferies Financial Group, Inc.	300,967	7,027,579
	Kearny Financial Corp.	782,438	8,098,233
	Kentucky First Federal Bancorp	315	1,978
	Kingstone Cos., Inc.	83,343	584,234
	Lake Shore Bancorp, Inc.	406	5,359
	Lakeland Bancorp, Inc.	369,254	4,840,920
	Landmark Bancorp, Inc.	1,499	35,391
	LCNB Corp.	1,607	24,716
*	LendingClub Corp.	201,898	2,190,593
	Level One Bancorp, Inc.	949	19,787
	Lincoln National Corp.	292,317	13,297,500
#	Live Oak Bancshares, Inc.	181,376	7,233,275
	Luther Burbank Corp.	37,422	366,361
	Macatawa Bank Corp.	311,394	2,584,570
	Mackinac Financial Corp.	30,255	378,793
#*	Maiden Holdings, Ltd.	896,410	2,061,743
#*	Malvern Bancorp, Inc.	1,318	20,851
	Manning & Napier, Inc.	242,400	1,483,488
	Marlin Business Services Corp.	105,319	1,500,796
#*	MBIA, Inc.	630,156	3,869,158
	Mercantile Bank Corp.	147,805	4,012,906
	Merchants Bancorp	29,381	876,141
	Mercury General Corp.	42,214	2,237,764
	Meridian Bancorp, Inc.	397,278	6,018,762
	Meta Financial Group, Inc.	272,012	10,507,824
*	Metropolitan Bank Holding Corp.	14,494	574,832
	MGIC Investment Corp.	347,385	4,071,352
	Midland States Bancorp, Inc.	112,245	2,064,186
	MidWestOne Financial Group, Inc.	56,195	1,381,835
*	Mr Cooper Group, Inc.	439,674	11,972,323
	MVB Financial Corp.	5,845	130,986
	National Bank Holdings Corp., Class A	250,816	8,344,648
	National Bankshares, Inc.	6,394	198,214
	National Security Group, Inc. (The)	2,423	27,501
	National Western Life Group, Inc., Class A	23,576	4,243,680
	Navient Corp.	1,747,459	19,667,651
	NBT Bancorp, Inc.	314,679	10,387,554
	Nelnet, Inc., Class A	276,048	18,989,342
	New York Community Bancorp, Inc.	3,177,317	33,234,736
»	NewStar Financial, Inc.	289,581	29,421
*	NI Holdings, Inc.	24,360	414,120
*	Nicholas Financial, Inc.	44,982	412,935
*	Nicolet Bankshares, Inc.	31,204	2,115,319
*	NMI Holdings, Inc., Class A	175,762	3,727,912
*	Northeast Bank	55,349	1,442,395
	Northfield Bancorp, Inc.	497,074	6,143,835
	Northrim BanCorp, Inc.	57,090	1,833,731

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northwest Bancshares, Inc.	968,361	$12,346,603
	Norwood Financial Corp.	1,152	28,431
	OceanFirst Financial Corp.	291,118	5,286,703
*	Ocwen Financial Corp.	26,606	650,783
	OFG Bancorp	528,823	9,085,179
	Ohio Valley Banc Corp.	3,707	79,663
	Old National Bancorp	1,344,057	22,566,717
	Old Republic International Corp.	1,426,642	25,822,220
	Old Second Bancorp, Inc.	302,738	2,972,887
	OneMain Holdings, Inc.	857,704	39,934,698
	Oppenheimer Holdings, Inc., Class A	65,321	2,264,679
	Origin Bancorp, Inc.	6,293	198,796
	Orrstown Financial Services, Inc.	23,607	408,637
	Owl Rock Capital Corp.	36,423	469,857
	Pacific Premier Bancorp, Inc.	709,142	23,578,971
	PacWest Bancorp	833,497	25,163,274
#	Park National Corp.	23,123	2,497,515
	Parke Bancorp, Inc.	21,235	367,790
	PCSB Financial Corp.	35,560	523,977
	Peapack-Gladstone Financial Corp.	198,897	4,678,057
	Penns Woods Bancorp, Inc.	31,747	683,830
	Pennymac Financial Services, Inc.	128,897	7,476,026
	Peoples Bancorp of North Carolina, Inc.	5,097	102,450
	Peoples Bancorp, Inc.	208,883	6,370,932
	Peoples Financial Services Corp.	5,290	190,546
	People's United Financial, Inc.	3,846,064	52,537,234
	Pinnacle Financial Partners, Inc.	532,887	36,518,746
	Popular, Inc.	780,905	44,316,359
#*	PRA Group, Inc.	215,705	7,111,794
	Preferred Bank	58,707	2,834,961
	Premier Financial Bancorp, Inc.	100,096	1,538,476
	Premier Financial Corp.	331,687	9,207,631
	ProAssurance Corp.	299,561	5,490,953
	PROG Holdings, Inc.	277,318	13,083,863
	Prosperity Bancshares, Inc.	80,196	5,408,418
	Protective Insurance Corp., Class A	453	7,003
	Protective Insurance Corp., Class B	83,352	1,172,763
	Provident Financial Holdings, Inc.	42,950	689,348
	Provident Financial Services, Inc.	701,515	12,992,058
	Prudential Bancorp, Inc.	9,448	111,581
	QCR Holdings, Inc.	127,139	4,930,450
	Radian Group, Inc.	524,240	10,065,408
	RBB Bancorp	43,903	728,790
#	Regional Management Corp.	130,204	3,684,773
	Reinsurance Group of America, Inc.	212,684	22,342,454
	Reliant Bancorp, Inc.	1,446	29,715
#	Renasant Corp.	470,264	16,647,346
	Republic Bancorp, Inc., Class A	56,704	2,046,447
#*	Republic First Bancorp, Inc.	181,307	507,660
#	Richmond Mutual Bancorp, Inc.	1,500	18,990
	Riverview Bancorp, Inc.	209,578	1,091,901
	S&T Bancorp, Inc.	241,902	6,144,311
	Safety Insurance Group, Inc.	108,488	7,967,359
	Sandy Spring Bancorp, Inc.	322,233	10,707,803
#	Santander Consumer USA Holdings, Inc.	1,804,113	39,870,897
*	Seacoast Banking Corp. of Florida	269,359	8,201,982
*	Security National Financial Corp., Class A	39,101	336,269
*	Select Bancorp, Inc.	7,354	69,422
	Shore Bancshares, Inc.	48,698	645,249

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sierra Bancorp	132,442	$2,896,507
	Simmons First National Corp., Class A	730,397	18,040,806
	SmartFinancial, Inc.	43,099	853,360
#	South State Corp.	315,244	21,985,117
*	Southern First Bancshares, Inc.	28,791	1,154,519
	Southern Missouri Bancorp, Inc.	30,093	922,350
	Southern National Bancorp of Virginia, Inc.	106,529	1,285,805
	Southside Bancshares, Inc.	180,221	5,653,533
	Spirit of Texas Bancshares, Inc.	18,212	326,723
	State Auto Financial Corp.	210,022	3,473,764
	Sterling Bancorp	1,331,193	24,573,823
	Sterling Bancorp, Inc.	76,265	356,920
	Stewart Information Services Corp.	225,542	10,460,638
	Stifel Financial Corp.	500,944	25,958,918
*	StoneX Group, Inc.	135,856	7,271,013
	Summit Financial Group, Inc.	43,566	901,816
	Summit State Bank	3,401	48,668
	Synovus Financial Corp.	231,208	8,600,938
	TCF Financial Corp.	999,730	38,849,508
	Territorial Bancorp, Inc.	69,267	1,652,711
*	Texas Capital Bancshares, Inc.	412,102	24,816,782
*	Third Point Reinsurance, Ltd.	780,052	7,199,880
	Timberland Bancorp, Inc.	77,752	1,963,238
	Tiptree, Inc.	269,736	1,313,614
	Tompkins Financial Corp.	10,628	710,694
	Towne Bank	443,511	10,289,455
	TriCo Bancshares	182,180	6,795,314
*	TriState Capital Holdings, Inc.	317,064	5,818,124
*	Triumph Bancorp, Inc.	189,033	10,839,152
	TrustCo Bank Corp. NY	952,130	5,922,249
	Trustmark Corp.	578,313	15,886,258
	UMB Financial Corp.	24,897	1,766,940
	Umpqua Holdings Corp.	1,696,058	24,609,802
	United Bancshares, Inc.	466	11,375
#	United Bankshares, Inc.	893,935	28,301,982
	United Community Banks, Inc.	593,476	17,703,389
	United Fire Group, Inc.	149,587	4,119,626
	United Insurance Holdings Corp.	285,825	1,451,991
	United Security Bancshares	4,742	32,388
	Unity Bancorp, Inc.	49,352	927,818
	Universal Insurance Holdings, Inc.	169,909	2,275,082
	Univest Financial Corp.	310,805	6,977,572
	Unum Group	1,680,525	39,038,596
#	US Global Investors, Inc., Class A	11,691	64,885
#	Valley National Bancorp	3,411,153	34,827,872
	Veritex Holdings, Inc.	116,022	2,965,522
	Virtus Investment Partners, Inc.	61,562	12,928,020
	Voya Financial, Inc.	847,305	46,991,535
	Waddell & Reed Financial, Inc., Class A	392,056	9,915,096
	Walker & Dunlop, Inc.	145,535	11,980,441
	Washington Federal, Inc.	562,817	14,734,549
	Washington Trust Bancorp, Inc.	48,129	2,097,462
	Waterstone Financial, Inc.	285,942	5,281,349
	Webster Financial Corp.	49,479	2,313,143
	WesBanco, Inc.	525,553	15,241,037
	West BanCorp, Inc.	75,588	1,557,113
	Western New England Bancorp, Inc.	233,005	1,493,562
	Westwood Holdings Group, Inc.	23,709	280,715
	White Mountains Insurance Group, Ltd.	21,406	21,834,120

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Wintrust Financial Corp.	385,226	$23,186,753
#*	World Acceptance Corp.	27,155	3,894,570
	WSFS Financial Corp.	427,113	18,353,046
	WVS Financial Corp.	111	1,632
	Zions Bancorp NA	1,420,758	62,712,258
TOTAL FINANCIALS			2,782,870,267
HEALTH CARE — (4.7%)
*	Acadia Healthcare Co., Inc.	839,952	42,568,767
»	Achillion Pharmaceuticals, Inc.	1,609,952	2,286,132
*	Addus HomeCare Corp.	95,258	10,721,288
*	Alkermes P.L.C.	27,247	571,915
#*	Allscripts Healthcare Solutions, Inc.	1,568,289	25,876,769
*	American Shared Hospital Services	12,364	31,157
*	AMN Healthcare Services, Inc.	6,335	456,880
*	Amphastar Pharmaceuticals, Inc.	180,257	3,277,072
*	AnaptysBio, Inc.	54,297	1,407,378
*	AngioDynamics, Inc.	396,902	7,437,943
*	ANI Pharmaceuticals, Inc.	9,188	262,226
#*	Anika Therapeutics, Inc.	147,422	5,456,088
*	Applied Genetic Technologies Corp.	160,413	632,027
#*	Assertio Holdings, Inc.	324,870	204,831
*	Avanos Medical, Inc.	387,946	17,573,954
*	Brookdale Senior Living, Inc.	1,569,099	7,751,349
#*	Calithera Biosciences, Inc.	222,708	639,172
	Cantel Medical Corp.	22,738	1,795,620
*	Catalyst Biosciences, Inc.	168,031	949,375
#*	Celldex Therapeutics, Inc.	34,089	737,004
*	Chimerix, Inc.	578,568	4,906,257
#*	Community Health Systems, Inc.	325,231	3,031,153
#	Computer Programs and Systems, Inc.	43,366	1,334,805
*	Concert Pharmaceuticals, Inc.	122,835	1,286,082
#	CONMED Corp.	41,035	4,591,817
*	Covetrus, Inc.	424,993	14,479,512
*	Cross Country Healthcare, Inc.	375,431	3,288,776
*	CryoLife, Inc.	8,800	210,584
*	Cumberland Pharmaceuticals, Inc.	80,274	254,469
#*	Cyclerion Therapeutics, Inc.	19,819	62,628
*	Cymabay Therapeutics, Inc.	704	3,766
*	Eagle Pharmaceuticals, Inc.	318	14,841
#*	Electromed, Inc.	40,889	406,437
*	Emergent BioSolutions, Inc.	8,943	955,560
#*	Enanta Pharmaceuticals, Inc.	36,504	1,754,382
*	Endo International P.L.C.	161,030	1,172,298
*	Envista Holdings Corp.	222,538	7,909,001
#*	Evolent Health, Inc., Class A	812,024	13,861,250
*	Five Prime Therapeutics, Inc.	398,974	6,670,845
*	Five Star Senior Living, Inc.	89,619	647,945
#*	FONAR Corp.	55,181	983,325
*	GlycoMimetics, Inc.	108,339	393,271
*	Harvard Bioscience, Inc.	331,654	1,538,875
*	HealthStream, Inc.	229,754	5,348,673
*	HMS Holdings Corp.	78,588	2,893,610
*	Inogen, Inc.	9,940	486,364
*	Integer Holdings Corp.	239,663	17,687,129
*	IntriCon Corp.	36,068	661,126
#	Invacare Corp.	513,640	4,807,670
*	Jazz Pharmaceuticals P.L.C.	67,457	10,489,564
#*	Jounce Therapeutics, Inc.	176,440	1,993,772

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Kewaunee Scientific Corp.	13,861	$182,965
#*	Lannett Co., Inc.	294,153	2,279,686
*	LENSAR, Inc.	116,724	815,901
*	LHC Group, Inc.	10,432	2,078,263
	Luminex Corp.	324,326	9,110,317
#*	Lumos Pharma, Inc.	4,529	77,899
*	Magellan Health, Inc.	220,263	20,700,317
*»	MedCath Corp.	103,153	0
#*	MEDNAX, Inc.	625,671	17,062,048
#*	Meridian Bioscience, Inc.	188,059	4,156,104
*	Merit Medical Systems, Inc.	225,249	12,197,233
#*	Merrimack Pharmaceuticals, Inc.	22,209	149,244
*	ModivCare, Inc.	111,984	17,757,303
*	Myriad Genetics, Inc.	472,595	13,019,992
	National HealthCare Corp.	69,206	4,432,644
*	Natus Medical, Inc.	63,656	1,551,297
*	Neuronetics, Inc.	9,742	171,751
*	NextGen Healthcare, Inc.	184,078	3,641,063
*	NuVasive, Inc.	6,132	329,534
*	Opiant Pharmaceuticals, Inc.	1,406	15,016
#*	OPKO Health, Inc.	327,964	1,774,285
*	Option Care Health, Inc.	12,441	229,910
*	OraSure Technologies, Inc.	438,037	6,671,304
*	Orthofix Medical, Inc.	39,925	1,613,369
*	Otonomy, Inc.	175,708	746,759
	Owens & Minor, Inc.	681,468	19,817,089
#	Patterson Cos., Inc.	644,137	20,406,260
#*»	PDL BioPharma, Inc.	1,058,582	2,614,698
*	Pennant Group, Inc.	66,367	3,568,554
	Perrigo Co. P.L.C.	792,290	33,830,783
	Premier, Inc., Class A	292,657	9,912,293
*	Prestige Consumer Healthcare, Inc.	391,781	15,671,240
*	Prothena Corp. P.L.C.	329,428	3,692,888
*	Savara, Inc.	5,735	8,775
*	Select Medical Holdings Corp.	986,576	25,355,003
*	Star Equity Holdings, Inc.	9,237	32,699
*	Supernus Pharmaceuticals, Inc.	255,275	7,502,532
#*	Surgalign Holdings, Inc.	520,908	875,125
#*	Surgery Partners, Inc.	162,368	6,053,079
*	Synlogic, Inc.	233,847	867,572
#*	Taro Pharmaceutical Industries, Ltd.	25,293	1,890,399
»	Tetraphase Pharmaceuticals, Inc.	1,600	320
*	Triple-S Management Corp., Class B	178,633	4,185,371
	Universal Health Services, Inc., Class B	30,490	3,801,493
	Utah Medical Products, Inc.	1,300	112,671
*	Vanda Pharmaceuticals, Inc.	181,849	2,607,715
#*	Varex Imaging Corp.	167,019	3,233,488
TOTAL HEALTH CARE			531,566,985
INDUSTRIALS — (20.2%)
	AAR Corp.	296,471	9,946,602
	ABM Industries, Inc.	551,545	20,263,763
*	Acacia Research Corp.	376,513	2,108,473
	ACCO Brands Corp.	845,450	6,839,691
	Acme United Corp.	40,941	1,283,910
#	Acuity Brands, Inc.	3,814	458,595
#	ADT, Inc.	923,357	8,337,914
*	Aegion Corp.	243,506	4,473,205
*	AeroVironment, Inc.	36,045	4,136,885

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	424,798	$47,110,098
	Air Lease Corp.	922,829	36,571,713
*	Air T, Inc.	2,384	48,634
*	Air Transport Services Group, Inc.	253,237	6,434,752
	Alamo Group, Inc.	98,279	13,718,766
	Alaska Air Group, Inc.	533,310	26,041,527
	Albany International Corp., Class A	75,082	5,219,701
	Allegiant Travel Co.	23,176	4,206,212
	Allied Motion Technologies, Inc.	13,697	619,789
	Altra Industrial Motion Corp.	39,422	2,026,685
	AMERCO	96,508	44,629,160
#*	Ameresco, Inc., Class A	113,381	6,359,540
*	American Superconductor Corp.	8,868	219,217
*	American Woodmark Corp.	83,797	7,249,278
*	AMREP Corp.	7,243	57,944
#*	API Group Corp.	4,600	82,386
	Apogee Enterprises, Inc.	185,552	6,512,875
	Applied Industrial Technologies, Inc.	117,908	8,299,544
	ARC Document Solutions, Inc.	179,493	351,806
	ArcBest Corp.	223,557	10,361,867
	Arcosa, Inc.	399,716	22,300,156
	Argan, Inc.	111,415	4,816,470
*	Armstrong Flooring, Inc.	165,596	622,641
*	ASGN, Inc.	127,549	10,575,088
	Astec Industries, Inc.	235,473	14,003,579
*	Astronics Corp.	157,502	1,962,475
*	Astronics Corp., Class B	5,303	66,473
#*	Atlas Air Worldwide Holdings, Inc.	234,288	12,140,804
*	Avalon Holdings Corp., Class A	11,325	37,373
	AZZ, Inc.	88,128	4,194,012
	Barnes Group, Inc.	337,231	16,210,694
	Barrett Business Services, Inc.	15,551	980,491
*	Beacon Roofing Supply, Inc.	562,607	22,374,880
	BG Staffing, Inc.	19,042	240,310
	Boise Cascade Co.	303,648	14,462,754
	Brady Corp., Class A	65,775	3,019,730
*	BrightView Holdings, Inc.	17,074	242,109
#*	Broadwind, Inc.	30,065	264,873
*	Builders FirstSource, Inc.	729,970	27,921,352
	CAI International, Inc.	184,870	6,002,729
	Carlisle Cos., Inc.	104,201	15,101,851
*	CBIZ, Inc.	438,884	11,371,484
*	CECO Environmental Corp.	402,038	2,786,123
*	Chart Industries, Inc.	322,760	38,766,704
	Chicago Rivet & Machine Co.	2,571	70,271
*	CIRCOR International, Inc.	110,561	3,534,635
#*	Civeo Corp.	45,375	630,259
*	Clean Harbors, Inc.	310,450	24,047,457
*	Colfax Corp.	850,327	31,564,138
	Columbus McKinnon Corp.	195,084	8,425,678
	Comfort Systems USA, Inc.	77,390	4,289,728
*	Commercial Vehicle Group, Inc.	162,513	1,345,608
	CompX International, Inc.	5,019	70,015
*	Construction Partners, Inc., Class A	23,656	672,304
#	Copa Holdings SA, Class A	115,660	8,948,614
#*	Cornerstone Building Brands, Inc.	80,400	914,952
	Costamare, Inc.	583,841	4,670,728
*	Covenant Logistics Group, Inc.	155,024	2,339,312
*	CPI Aerostructures, Inc.	136,605	535,492

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CRA International, Inc.	65,096	$3,463,758
	Crane Co.	3,300	249,744
	Cubic Corp.	213,855	13,083,649
	Curtiss-Wright Corp.	30,597	3,175,663
	Deluxe Corp.	51,948	1,760,518
	Douglas Dynamics, Inc.	22,987	937,870
*	Ducommun, Inc.	107,735	5,315,645
*	DXP Enterprises, Inc.	151,820	3,520,706
*	Dycom Industries, Inc.	252,165	20,460,668
*	Eagle Bulk Shipping, Inc.	34,074	666,828
	Eastern Co. (The)	36,581	861,117
*	Echo Global Logistics, Inc.	361,058	9,506,657
	EMCOR Group, Inc.	136,622	12,063,723
	Encore Wire Corp.	170,292	9,834,363
	Enerpac Tool Group Corp.	1,400	28,378
	EnerSys	93,882	7,719,917
	Ennis, Inc.	225,952	4,112,326
	EnPro Industries, Inc.	75,067	5,419,087
	ESCO Technologies, Inc.	193,537	18,401,498
	Espey Manufacturing & Electronics Corp.	8,752	166,463
	Federal Signal Corp.	495,967	16,213,161
	Fluor Corp.	528,736	9,141,845
	Forward Air Corp.	101,100	7,247,859
	Franklin Electric Co., Inc.	79,736	5,535,273
#*	FreightCar America, Inc.	119,033	432,090
*	FTI Consulting, Inc.	72,484	7,971,065
*	Gates Industrial Corp. P.L.C.	121,859	1,720,649
#	GATX Corp.	308,454	28,624,531
	Genco Shipping & Trading, Ltd.	309,076	2,444,791
*	Gencor Industries, Inc.	78,812	1,009,582
*	Gibraltar Industries, Inc.	231,728	20,769,781
*	GMS, Inc.	344,875	9,997,926
	Gorman-Rupp Co. (The)	311,219	9,803,399
*	GP Strategies Corp.	145,925	1,762,774
	Graham Corp.	50,349	743,151
#	Granite Construction, Inc.	403,436	11,945,740
*	Great Lakes Dredge & Dock Corp.	611,008	8,328,039
#	Greenbrier Cos., Inc. (The)	266,835	9,654,090
	Griffon Corp.	383,166	8,605,908
	H&E Equipment Services, Inc.	63,723	1,751,108
*	Harsco Corp.	184,575	3,069,482
	Hawaiian Holdings, Inc.	443,714	8,683,483
#*	HC2 Holdings, Inc.	33,800	117,962
	Heartland Express, Inc.	422,439	7,929,180
	Heidrick & Struggles International, Inc.	195,786	5,709,120
	Helios Technologies, Inc.	89,540	4,884,407
*	Herc Holdings, Inc.	156,900	10,038,462
*	Heritage-Crystal Clean, Inc.	87,954	1,908,602
	Herman Miller, Inc.	94,737	3,244,742
	Hexcel Corp.	24,991	1,091,107
*	Hill International, Inc.	100,335	219,734
	Hillenbrand, Inc.	129,060	5,304,366
	HNI Corp.	30,055	969,574
*	Houston Wire & Cable Co.	58,408	195,083
	Howmet Aerospace, Inc.	133,409	3,279,193
*	Hub Group, Inc., Class A	305,591	16,083,254
*	Hudson Global, Inc.	669	10,624
	Hurco Cos., Inc.	50,353	1,481,385
*	Huron Consulting Group, Inc.	210,384	11,141,937

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Huttig Building Products, Inc.	2,945	$10,308
	Hyster-Yale Materials Handling, Inc.	125,160	11,228,104
	ICF International, Inc.	140,767	10,857,359
*	IES Holdings, Inc.	7,126	324,090
	Innovative Solutions & Support, Inc.	9,704	56,962
	Insteel Industries, Inc.	174,970	4,416,243
	Interface, Inc.	250,697	2,516,998
	ITT, Inc.	127,484	9,524,330
*	JELD-WEN Holding, Inc.	440,523	11,449,193
*	JetBlue Airways Corp.	1,021,941	14,654,634
	Kadant, Inc.	45,482	6,501,652
	Kaman Corp.	225,100	11,336,036
	KAR Auction Services, Inc.	452,467	8,352,541
	Kelly Services, Inc., Class A	330,969	6,460,515
	Kennametal, Inc.	494,352	18,726,054
	Kimball International, Inc., Class B	133,316	1,611,790
*	Kirby Corp.	291,227	14,782,683
	Knight-Swift Transportation Holdings, Inc.	1,184,339	47,373,560
	Knoll, Inc.	151,290	2,263,298
	Korn Ferry	464,824	21,195,974
*	Lawson Products, Inc.	42,788	2,121,857
#*	LB Foster Co., Class A	89,689	1,358,788
#*	Limbach Holdings, Inc.	114,369	1,658,351
*	LS Starrett Co. (The), Class A	3,180	13,801
	LSI Industries, Inc.	191,014	1,834,689
*	Lydall, Inc.	166,384	5,008,158
	Macquarie Infrastructure Corp.	727,089	20,205,803
*	Manitex International, Inc.	35,855	210,110
*	Manitowoc Co., Inc. (The)	489,623	6,433,646
	ManpowerGroup, Inc.	192,340	17,010,550
	Marten Transport, Ltd.	555,639	8,806,878
*	Masonite International Corp.	115,279	11,470,260
#*	MasTec, Inc.	524,418	40,458,849
#*	Mastech Digital, Inc.	3,418	55,748
*	Matrix Service Co.	281,096	3,314,122
	Matson, Inc.	332,823	19,902,815
	Matthews International Corp., Class A	283,487	8,654,858
	Maxar Technologies, Inc.	117,625	4,924,959
	McGrath RentCorp	201,289	14,047,959
*	Mesa Air Group, Inc.	81,655	533,207
*	Middleby Corp. (The)	105,392	14,303,802
	Miller Industries, Inc.	91,064	3,631,632
*	Mistras Group, Inc.	224,612	1,552,069
	Moog, Inc., Class A	205,487	15,179,325
*	MRC Global, Inc.	438,154	3,027,644
#	MSC Industrial Direct Co., Inc., Class A	152,109	11,799,095
	Mueller Industries, Inc.	295,550	10,093,032
	Mueller Water Products, Inc., Class A	325,371	3,901,198
*	MYR Group, Inc.	174,171	9,685,649
	National Presto Industries, Inc.	40,160	3,590,706
	Nielsen Holdings P.L.C.	1,011,983	22,597,580
	NL Industries, Inc.	59,756	269,500
*	NN, Inc.	402,888	2,429,415
*	Northwest Pipe Co.	135,062	4,085,626
*	NOW, Inc.	1,194,858	9,905,373
*	NV5 Global, Inc.	58,844	5,138,847
	nVent Electric P.L.C.	347,416	7,775,170
*	Orion Group Holdings, Inc.	388,255	2,084,929
	Oshkosh Corp.	317,899	29,116,369

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Owens Corning	253,829	$19,697,130
	P&F Industries, Inc., Class A	1,458	8,588
*	PAM Transportation Services, Inc.	27,929	1,442,533
	Park Aerospace Corp.	236,537	3,141,211
	Park-Ohio Holdings Corp.	115,268	3,249,405
	Patriot Transportation Holding, Inc.	5,926	52,801
*	Perma-Fix Environmental Services	15,435	96,314
*	Perma-Pipe International Holdings, Inc.	27,948	170,203
*	PGT Innovations, Inc.	284,207	5,885,927
*	PICO Holdings, Inc.	144,002	1,238,417
	Powell Industries, Inc.	156,645	4,491,012
	Preformed Line Products Co.	38,283	2,461,214
	Primoris Services Corp.	451,796	13,149,523
	Quad/Graphics, Inc.	296,713	1,388,617
	Quanex Building Products Corp.	306,151	6,732,260
	Quanta Services, Inc.	631,556	44,505,751
*	Radiant Logistics, Inc.	430,809	2,498,692
*	RCM Technologies, Inc.	32,501	84,178
	Regal Beloit Corp.	211,833	26,580,805
*	Resideo Technologies, Inc.	329,596	7,613,668
	Resources Connection, Inc.	368,913	4,257,256
	REV Group, Inc.	109,167	1,127,695
	Rexnord Corp.	585,211	22,156,088
	Rush Enterprises, Inc., Class A	303,250	12,733,467
	Rush Enterprises, Inc., Class B	43,135	1,670,619
	Ryder System, Inc.	386,668	24,201,550
*	Saia, Inc.	121,781	21,524,792
	Schneider National, Inc., Class B	321,326	6,747,846
#	Scorpio Bulkers, Inc.	56,956	917,561
*	SEACOR Holdings, Inc.	178,131	7,435,188
*	Sensata Technologies Holding P.L.C.	682,372	37,189,274
	Shyft Group, Inc. (The)	223,029	6,735,476
*	SIFCO Industries, Inc.	16,504	136,488
	SkyWest, Inc.	441,934	17,231,007
	Snap-on, Inc.	231,041	41,585,070
*	SP Plus Corp.	122,530	3,553,370
	Spirit AeroSystems Holdings, Inc., Class A	61,456	2,081,515
#*	Spirit Airlines, Inc.	669,826	17,375,286
*	SPX FLOW, Inc.	177,546	9,404,612
	Standex International Corp.	28,847	2,362,858
	Steelcase, Inc., Class A	830,263	10,735,301
*	Sterling Construction Co., Inc.	231,023	4,729,041
*	Team, Inc.	268,322	2,651,021
	Tennant Co.	1,372	92,953
	Terex Corp.	534,528	19,114,721
*	Textainer Group Holdings, Ltd.	251,838	4,560,786
	Textron, Inc.	294,710	13,338,575
*	Thermon Group Holdings, Inc.	285,744	4,169,005
	Timken Co. (The)	534,270	40,422,868
	Titan International, Inc.	935,363	6,454,005
*	Titan Machinery, Inc.	271,293	5,778,541
*	Transcat, Inc.	17,160	627,541
*	TriMas Corp.	99,204	3,139,807
#	Trinity Industries, Inc.	1,052,401	29,267,272
	Triton International, Ltd.	615,621	28,527,877
*	TrueBlue, Inc.	416,890	7,749,985
#*	Tutor Perini Corp.	514,186	7,661,371
*	Twin Disc, Inc.	73,513	610,158
#*	U.S. Xpress Enterprises, Inc., Class A	72,084	486,567

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	UFP Industries, Inc.	438,505	$23,652,960
*	Ultralife Corp.	140,669	825,727
	UniFirst Corp.	46,102	9,810,506
*	Univar Solutions, Inc.	519,632	9,659,959
	Universal Logistics Holdings, Inc.	41,164	872,677
*	USA Truck, Inc.	118,739	1,224,199
	Valmont Industries, Inc.	57,527	11,098,109
*	Vectrus, Inc.	133,469	6,860,307
*	Veritiv Corp.	211,068	3,866,766
	Viad Corp.	138,690	4,784,805
*	Virco Manufacturing Corp.	19,199	52,797
*	Volt Information Sciences, Inc.	27,050	71,953
	VSE Corp.	82,453	2,852,874
#	Wabash National Corp.	620,313	9,893,992
	Werner Enterprises, Inc.	512,007	20,091,155
*	WESCO International, Inc.	404,550	30,790,300
#*	Willdan Group, Inc.	18,189	812,866
*	Willis Lease Finance Corp.	12,818	355,315
*	WillScot Mobile Mini Holdings Corp.	939,796	22,282,563
#*	XPO Logistics, Inc.	243,789	26,916,743
TOTAL INDUSTRIALS			2,269,951,843
INFORMATION TECHNOLOGY — (9.3%)
*»	Actua Corp.	92,463	9,246
	ADTRAN, Inc.	501,165	8,620,038
*	Alithya Group, Inc., Class A	57,456	143,065
	Alliance Data Systems Corp.	39,249	2,655,195
*	Alpha & Omega Semiconductor, Ltd.	208,991	6,006,401
	Amkor Technology, Inc.	2,112,577	32,787,195
*	Amtech Systems, Inc.	126,806	886,374
#*	Applied Optoelectronics, Inc.	77,600	854,376
*	Arlo Technologies, Inc.	639,017	5,374,133
*	Arrow Electronics, Inc.	726,750	70,952,602
	AstroNova, Inc.	51,449	553,077
*	Asure Software, Inc.	37,096	303,445
*	Aviat Networks, Inc.	22,892	822,967
	Avnet, Inc.	871,520	30,773,371
*	Aware, Inc.	137,692	552,145
*	Axcelis Technologies, Inc.	298,367	10,216,086
*	AXT, Inc.	437,768	4,522,143
#	Bel Fuse, Inc., Class A	3,065	41,194
	Bel Fuse, Inc., Class B	85,288	1,243,499
	Belden, Inc.	160,098	7,563,030
	Benchmark Electronics, Inc.	319,117	8,083,234
	BK Technologies Corp.	8,250	28,050
*	Bm Technologies, Inc.	61,728	893,821
#	Brooks Automation, Inc.	79,245	6,003,601
*	CACI International, Inc., Class A	100,246	24,181,340
*	CalAmp Corp.	168,240	1,684,082
*	Calix, Inc.	300,725	9,081,895
*	Cardtronics P.L.C., Class A	13,884	539,393
	Cass Information Systems, Inc.	7,455	302,673
#*	Cerence, Inc.	11,250	1,258,988
*	CEVA, Inc.	8,306	488,310
*	Ciena Corp.	39,079	2,086,428
*	Clearfield, Inc.	46,263	1,448,957
*	ClearOne, Inc.	400	1,132
	Cohu, Inc.	399,234	16,240,839
	Communications Systems, Inc.	45,435	218,088

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Computer Task Group, Inc.	141,785	$924,438
	Comtech Telecommunications Corp.	228,586	4,878,025
*	Concentrix Corp.	379,006	40,523,322
*	Conduent, Inc.	898,988	4,333,122
	CSG Systems International, Inc.	5,782	249,146
	CSP, Inc.	5,024	48,180
	CTS Corp.	192,016	5,856,488
#*	CyberOptics Corp.	77,004	1,862,727
	Daktronics, Inc.	463,803	2,226,254
*	Data I/O Corp.	84,836	437,754
*	Digi International, Inc.	216,463	3,998,072
*	Diodes, Inc.	350,675	24,820,777
*	DSP Group, Inc.	127,305	2,053,430
	DXC Technology Co.	612,522	17,273,120
#	Ebix, Inc.	36,219	1,885,923
#*	EchoStar Corp., Class A	407,016	8,522,915
*	EMCORE Corp.	224,715	1,125,822
*	ePlus, Inc.	92,512	7,774,708
*	ExlService Holdings, Inc.	2,601	199,445
*	Fabrinet	310,576	24,516,869
*	First Solar, Inc.	91,148	9,037,324
*	Flex, Ltd.	2,126,427	37,510,172
*	FormFactor, Inc.	298,418	12,196,344
*	Frequency Electronics, Inc.	38,791	413,124
*	GSI Technology, Inc.	121,708	873,863
	Hackett Group, Inc. (The)	36,700	499,854
#*	Harmonic, Inc.	944,723	7,331,050
*	Ichor Holdings, Ltd.	168,058	6,066,894
*	IEC Electronics Corp.	20,432	298,512
*	Information Services Group, Inc.	6,611	23,337
*	Insight Enterprises, Inc.	241,180	18,353,798
	InterDigital, Inc.	84,811	5,445,714
*	inTEST Corp.	160,960	1,231,344
*	Intevac, Inc.	70,435	471,915
*	Issuer Direct Corp.	663	12,975
#*	j2 Global, Inc.	54,465	5,590,288
	Jabil, Inc.	1,015,250	42,000,893
	Juniper Networks, Inc.	292,987	7,154,743
#	KBR, Inc.	707,768	20,560,660
*	Key Tronic Corp.	65,544	559,090
*	Kimball Electronics, Inc.	180,419	3,458,632
*	Knowles Corp.	765,363	14,763,852
	Kulicke & Soffa Industries, Inc.	462,183	16,486,068
*	KVH Industries, Inc.	148,257	1,854,695
*	Lantronix, Inc.	10,135	45,608
#*	LightPath Technologies, Inc., Class A	10,305	38,850
#*	Luna Innovations, Inc.	61,189	650,439
#*	MagnaChip Semiconductor Corp.	4,440	75,436
	ManTech International Corp., Class A	205,886	18,465,915
	MAXIMUS, Inc.	18,192	1,365,492
	Methode Electronics, Inc.	304,618	11,499,330
	MTS Systems Corp.	63,486	3,716,470
*	NCR Corp.	120,153	4,008,304
*	NeoPhotonics Corp.	503,350	5,607,319
*	NETGEAR, Inc.	266,259	11,020,460
*	Netscout Systems, Inc.	581,068	16,987,523
*	NetSol Technologies, Inc.	2,106	8,677
	Network-1 Technologies, Inc.	99,089	347,208
	NVE Corp.	800	51,112

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ON Semiconductor Corp.	970,251	$33,463,957
#*	OneSpan, Inc.	165,885	3,868,438
*	Onto Innovation, Inc.	243,236	13,146,906
*	Optical Cable Corp.	55,866	181,006
*	OSI Systems, Inc.	141,611	12,747,822
#	PC Connection, Inc.	138,246	6,786,496
	PC-Tel, Inc.	68,538	504,440
*	PDF Solutions, Inc.	86,720	1,675,430
*	Perficient, Inc.	205,753	11,236,171
*	PFSweb, Inc.	30,710	210,978
*	Photronics, Inc.	655,575	7,276,883
*	Plexus Corp.	214,367	16,489,110
*	PRGX Global, Inc.	6,882	51,753
#*	Qumu Corp.	8,165	63,115
*	Rambus, Inc.	375,971	7,141,569
*	RealNetworks, Inc.	44,435	98,646
	RF Industries, Ltd.	61,255	359,567
*	Ribbon Communications, Inc.	426,177	3,115,354
	Richardson Electronics, Ltd.	74,071	472,573
*	Rogers Corp.	140,207	21,882,106
*	Rubicon Technology, Inc.	262	2,547
*	Sanmina Corp.	580,811	18,063,222
*	ScanSource, Inc.	223,323	5,402,183
*	Seachange International, Inc.	52,734	62,226
*	Sigmatron International, Inc.	2,700	13,716
#»	Silicon Graphics, Inc.	494	0
#*	SMART Global Holdings, Inc.	22,734	844,568
*	Smith Micro Software, Inc.	9,157	58,239
*	SMTC Corp.	14,147	83,043
#*	Stratasys, Ltd.	309,319	12,839,832
*	Super Micro Computer, Inc.	347,478	10,771,818
*	Sykes Enterprises, Inc.	384,112	14,822,882
*	Synaptics, Inc.	7,916	785,426
	SYNNEX Corp.	379,006	30,934,470
	TESSCO Technologies, Inc.	59,780	462,697
*	Trio-Tech International	3,288	16,111
#*	TTM Technologies, Inc.	967,489	12,974,027
*	Ultra Clean Holdings, Inc.	415,417	16,035,096
#*	Veeco Instruments, Inc.	413,741	7,637,659
*	Verint Systems, Inc.	39,067	2,884,317
#*	ViaSat, Inc.	18,985	826,607
	Vishay Intertechnology, Inc.	1,044,268	22,503,975
*	Vishay Precision Group, Inc.	107,623	3,442,860
	Wayside Technology Group, Inc.	19,288	350,077
#*	WidePoint Corp.	600	7,560
*	Wireless Telecom Group, Inc.	23,991	47,022
	Xerox Holdings Corp.	1,371,985	28,852,845
	Xperi Holding Corp.	718,112	13,830,837
TOTAL INFORMATION TECHNOLOGY			1,042,342,416
MATERIALS — (7.8%)
#	Advanced Emissions Solutions, Inc.	2,324	11,783
*	AdvanSix, Inc.	154,836	3,301,103
*	AgroFresh Solutions, Inc.	187,115	366,745
*	Alcoa Corp.	1,296,105	23,329,890
*	Allegheny Technologies, Inc.	868,577	14,774,495
	Alpha Metallurgical Resources Inc.	12,760	144,698
	American Vanguard Corp.	313,728	5,192,198
*	Ampco-Pittsburgh Corp.	23,468	152,073

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ashland Global Holdings, Inc.	338,303	$27,060,857
	Avient Corp.	60,112	2,310,104
*	Berry Global Group, Inc.	55,356	2,732,926
	Cabot Corp.	275,526	12,098,347
	Caledonia Mining Corp., P.L.C.	2,000	30,060
	Carpenter Technology Corp.	398,605	12,452,420
*	Century Aluminum Co.	1,081,994	10,549,441
	CF Industries Holdings, Inc.	903,364	37,381,202
	Chase Corp.	1,904	190,857
*	Clearwater Paper Corp.	183,358	6,982,273
*	Coeur Mining, Inc.	806,907	7,302,508
	Commercial Metals Co.	932,497	18,360,866
*	Core Molding Technologies, Inc.	41,394	495,900
	Domtar Corp.	449,456	13,470,196
	Element Solutions, Inc.	1,949,084	33,192,900
*	Ferro Corp.	235,844	3,252,289
*	Ferroglobe P.L.C.	904,338	1,600,678
»	Ferroglobe Representation & Warranty Insurance Trust	92,458	0
*	Flexible Solutions International, Inc.	23,298	76,883
#*	Flotek Industries, Inc.	236,703	471,039
#»	Fortitude Gold Corp.	108,769	114,207
	Friedman Industries, Inc.	67,122	480,594
	FutureFuel Corp.	342,185	4,551,060
*	GCP Applied Technologies, Inc.	109,614	2,717,331
	Glatfelter Corp.	428,154	6,700,610
#	Gold Resource Corp.	380,694	1,073,557
	Graphic Packaging Holding Co.	1,708,152	26,749,660
	Greif, Inc., Class A	202,581	9,148,558
	Greif, Inc., Class B	33,864	1,547,585
	Hawkins, Inc.	93,588	5,140,789
	Haynes International, Inc.	182,219	4,225,659
	HB Fuller Co.	375,764	19,122,630
	Hecla Mining Co.	4,612,182	26,243,316
	Huntsman Corp.	1,601,804	42,319,662
	Innospec, Inc.	214,823	18,859,311
#*	Intrepid Potash, Inc.	100,683	2,288,525
	Kaiser Aluminum Corp.	90,908	7,881,724
*	Koppers Holdings, Inc.	8,494	282,680
*	Kraton Corp.	323,498	9,083,824
	Kronos Worldwide, Inc.	246,082	3,484,521
#*	Livent Corp.	297,236	5,415,640
	Louisiana-Pacific Corp.	46,183	1,755,416
*	LSB Industries, Inc.	141,436	462,496
	Materion Corp.	161,441	11,008,662
#*	McEwen Mining, Inc.	10,650	12,886
	Mercer International, Inc.	640,981	7,243,085
	Minerals Technologies, Inc.	293,220	18,071,149
	Mosaic Co. (The)	300,808	7,808,976
	Myers Industries, Inc.	20,591	412,850
	Neenah, Inc.	57,497	2,927,747
#	Nexa Resources SA	59,531	513,753
	Northern Technologies International Corp.	27,508	363,106
	Olin Corp.	1,301,841	31,127,018
	Olympic Steel, Inc.	115,678	1,579,005
	PQ Group Holdings, Inc.	140,441	1,935,277
*	Ramaco Resources, Inc.	1,595	4,689
*	Ranpak Holdings Corp	9,173	159,060
#*	Rayonier Advanced Materials, Inc.	573,925	3,971,561
	Reliance Steel & Aluminum Co.	505,407	58,667,645

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Resolute Forest Products, Inc.	749,252	$6,106,404
*	Ryerson Holding Corp.	63,128	779,000
	Schnitzer Steel Industries, Inc., Class A	288,067	8,503,738
	Schweitzer-Mauduit International, Inc.	264,106	9,808,897
	Sensient Technologies Corp.	49,736	3,507,880
	Silgan Holdings, Inc.	6,002	218,653
	Sonoco Products Co.	224,091	12,977,110
	Steel Dynamics, Inc.	1,451,888	49,756,202
	Stepan Co.	175,507	19,776,129
*	Summit Materials, Inc., Class A	864,900	17,756,397
	SunCoke Energy, Inc.	798,279	3,935,515
*	Synalloy Corp.	56,547	452,376
	Tecnoglass, Inc.	9,518	64,627
*	TimkenSteel Corp.	588,486	2,960,085
*	Trecora Resources	164,523	1,038,140
	Tredegar Corp.	177,077	2,583,553
#	Trinseo SA	220,430	11,204,457
*	Tronox Holdings P.L.C., Class A	665,534	10,215,947
*	UFP Technologies, Inc.	34,546	1,589,461
	United States Lime & Minerals, Inc.	33,968	4,110,128
#	United States Steel Corp.	1,574,365	27,960,722
*	Universal Stainless & Alloy Products, Inc.	74,539	541,153
#*	US Concrete, Inc.	145,749	6,455,223
*	Venator Materials P.L.C	212,870	855,737
#	Verso Corp., Class A	394,922	4,541,603
	Warrior Met Coal, Inc.	86,864	1,999,609
	Westlake Chemical Corp.	654,441	50,038,559
	WestRock Co.	621,378	25,743,691
	Worthington Industries, Inc.	213,414	11,170,089
TOTAL MATERIALS			879,391,640
REAL ESTATE — (0.7%)
#*	Altisource Portfolio Solutions SA	5,898	59,747
*	BBX Capital, Inc.	32,457	175,268
#	CTO Realty Growth, Inc.	55,089	2,320,899
#*	Cushman & Wakefield P.L.C.	295,937	4,240,777
*	Five Point Holdings LLC, Class A	6,817	42,947
*	Forestar Group, Inc.	70,638	1,518,011
*	FRP Holdings, Inc.	46,312	2,000,215
#*	Howard Hughes Corp. (The)	95,824	8,257,154
	Indus Realty Trust, Inc.	12,367	788,149
*	Jones Lang LaSalle, Inc.	158,479	23,171,215
#	Kennedy-Wilson Holdings, Inc.	95,916	1,648,796
*	Marcus & Millichap, Inc.	110,894	3,962,243
	Newmark Group, Inc., Class A	81,144	548,533
*	Rafael Holdings, Inc., Class B	116,924	2,745,375
	RE/MAX Holdings, Inc., Class A	168,098	6,088,509
#*	Realogy Holdings Corp.	704,513	10,004,085
	St Joe Co. (The)	30,718	1,366,951
*	Stratus Properties, Inc.	4,540	118,676
*	Tejon Ranch Co.	287,361	4,577,661
#*	Trinity Place Holdings, Inc.	27,774	46,938
TOTAL REAL ESTATE			73,682,149
UTILITIES — (0.3%)
	Brookfield Renewable Corp., Class A	107,614	6,021,003
	Genie Energy, Ltd., Class B	161,221	1,189,811
	MDU Resources Group, Inc.	59,429	1,562,389

U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
New Jersey Resources Corp.	17,960	$628,780
# Ormat Technologies, Inc.	33,374	3,809,976
Vistra Corp.	904,154	18,055,955
TOTAL UTILITIES		31,267,914
TOTAL COMMON STOCKS		10,699,510,191
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrants 08/02/23	366,740	491,432
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	17,874	506,906
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	43,415	4,344,105
INDUSTRIALS — (0.1%)
WESCO International, Inc.	179,137	5,567,578
TOTAL PREFERRED STOCKS		10,418,589
TOTAL INVESTMENT SECURITIES (Cost $8,127,136,699)		10,710,420,212

TEMPORARY CASH INVESTMENTS — (1.7%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	185,551,439	185,551,439
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	30,600,590	354,079,422
TOTAL INVESTMENTS — (100.0%)
(Cost $8,666,714,247)^^			$11,250,051,073
As of January 31, 2021, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	952	03/19/21	$180,398,975	$176,367,520	$(4,031,455)
Total Futures Contracts			$180,398,975	$176,367,520	$(4,031,455)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$334,313,338	—	—	$334,313,338
Consumer Discretionary	1,657,510,086	$61,353	—	1,657,571,439
Consumer Staples	499,121,610	—	—	499,121,610
Energy	597,430,590	—	—	597,430,590

U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$2,782,840,846	$29,421	—	$2,782,870,267
Health Care	526,665,835	4,901,150	—	531,566,985
Industrials	2,269,951,843	—	—	2,269,951,843
Information Technology	1,042,333,170	9,246	—	1,042,342,416
Materials	879,277,433	114,207	—	879,391,640
Real Estate	73,682,149	—	—	73,682,149
Utilities	31,267,914	—	—	31,267,914
Preferred Stocks
Communication Services	506,906	—	—	506,906
Consumer Discretionary	4,344,105	—	—	4,344,105
Industrials	5,567,578	—	—	5,567,578
Rights/Warrants
Health Care	—	491,432	—	491,432
Temporary Cash Investments	185,551,439	—	—	185,551,439
Securities Lending Collateral	—	354,079,422	—	354,079,422
Futures Contracts**	(4,031,455)	—	—	(4,031,455)
TOTAL	$10,886,333,387	$359,686,231	—	$11,246,019,618
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.3%)
COMMUNICATION SERVICES — (2.7%)
	A.H. Belo Corp., Class A	110,036	$242,079
	Alaska Communications Systems Group, Inc.	28,750	94,300
	ATN International, Inc.	400,045	17,273,943
*	Ballantyne Strong, Inc.	209,549	414,907
	Beasley Broadcast Group, Inc., Class A	47,578	97,535
#*	Boston Omaha Corp., Class A	6,337	173,000
*	Cars.com, Inc.	998,328	11,590,588
*	comScore, Inc.	5,500	17,545
#*	Consolidated Communications Holdings, Inc.	1,476,364	9,013,202
*	Cumulus Media, Inc., Class A	60,279	523,222
*	DHI Group, Inc.	589,366	1,473,415
	Entravision Communications Corp., Class A	464,453	1,486,250
	EW Scripps Co. (The), Class A	1,618,069	23,963,602
*	Fluent, Inc.	60,108	325,785
#*	Gannett Co., Inc.	2,195,548	9,836,055
*	Gray Television, Inc.	2,064,968	35,207,704
*	Gray Television, Inc., Class A	19,881	328,036
*	Hemisphere Media Group, Inc.	989	10,325
#*	Iridium Communications, Inc.	1,407,247	69,335,060
*	Liberty Latin America, Ltd., Class A	708,460	7,148,361
*	Liberty Latin America, Ltd., Class C	2,121,810	20,984,701
#*	Lions Gate Entertainment Corp., Class A	556,485	7,785,225
*	Lions Gate Entertainment Corp., Class B	371,445	4,591,060
*	Madison Square Garden Entertainment Corp.	7,809	693,049
#	Marcus Corp. (The)	293,889	5,172,446
#*	Mediaco Holding, Inc., Class A	2,509	8,832
#	Meredith Corp.	589,107	12,919,117
#	Nexstar Media Group, Inc., Class A	94,419	10,732,608
*	ORBCOMM, Inc.	376,662	2,821,198
#*	Reading International, Inc., Class A	37,310	210,802
	Saga Communications, Inc., Class A	163,739	3,684,127
	Scholastic Corp.	1,043,297	26,885,764
	Spok Holdings, Inc.	403,916	4,491,546
	TEGNA, Inc.	443,591	7,110,764
	Telephone and Data Systems, Inc.	2,471,615	46,342,781
	Townsquare Media, Inc., Class A	7,408	73,932
	Tribune Publishing Co.	131,675	1,923,772
*	TrueCar, Inc.	4,543	20,353
*	United States Cellular Corp.	759,896	23,693,557
#*	Urban One, Inc.	2,161	14,976
TOTAL COMMUNICATION SERVICES			368,715,524
CONSUMER DISCRETIONARY — (15.2%)
*	Aaron's Co., Inc. (The)	287,425	4,868,980
	Abercrombie & Fitch Co., Class A	1,340,207	30,918,576
	Acushnet Holdings Corp.	107,861	4,402,886
*	Adient P.L.C.	85,036	2,745,812
*	Adtalem Global Education, Inc.	1,416,433	54,660,149
	AMCON Distributing Co.	3,858	432,096
*	American Axle & Manufacturing Holdings, Inc.	849,242	7,481,822
#	American Eagle Outfitters, Inc.	1,382,636	31,372,011
*	American Outdoor Brands, Inc.	335,605	6,369,783
*	American Public Education, Inc.	358,142	10,307,327

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	At Home Group, Inc.	714,416	$17,410,318
*	AutoNation, Inc.	1,670,094	119,044,300
#*	Barnes & Noble Education, Inc.	820,506	4,808,165
	Bassett Furniture Industries, Inc.	205,931	3,990,943
#	Big Lots, Inc.	452,156	26,984,670
*	Biglari Holdings, Inc., Class A	806	460,290
*	Biglari Holdings, Inc., Class B	160	18,358
#*	BJ's Restaurants, Inc.	73,535	3,437,026
	Bluegreen Vacations Holding Corp.	147,484	1,930,566
#*	Boot Barn Holdings, Inc.	63,246	3,620,201
*	Build-A-Bear Workshop, Inc.	163,682	918,256
	Caleres, Inc.	446,159	6,741,463
	Canterbury Park Holding Corp.	15,171	204,050
*	Capri Holdings, Ltd.	365,882	15,242,644
	Carriage Services, Inc.	286,125	9,476,460
#*	Carrols Restaurant Group, Inc.	252,257	1,548,858
	Cato Corp. (The), Class A	408,197	4,641,200
*	Century Communities, Inc.	945,118	44,363,839
#	Chico's FAS, Inc.	13,639	30,142
	Citi Trends, Inc.	251,311	14,827,349
#*	Conn's, Inc.	673,738	10,597,899
#*	Container Store Group, Inc. (The)	366,430	4,994,441
	Cooper Tire & Rubber Co.	1,093,555	40,188,146
#*	Cooper-Standard Holdings, Inc.	307,271	9,374,838
	Core-Mark Holding Co., Inc.	108,605	3,330,915
	Crown Crafts, Inc.	139,687	1,063,018
	Culp, Inc.	63,765	983,894
	Dana, Inc.	1,538,070	29,777,035
*	Del Taco Restaurants, Inc.	90,106	866,820
*	Delta Apparel, Inc.	190,519	3,814,190
#	Designer Brands, Inc., Class A	79,659	975,823
	Dick's Sporting Goods, Inc.	208,830	13,993,698
#	Dillard's, Inc., Class A	441,605	38,777,335
	Dover Motorsports, Inc.	304,607	651,859
#*	El Pollo Loco Holdings, Inc.	111,923	2,277,633
#	Escalade, Inc.	43,128	899,219
#	Ethan Allen Interiors, Inc.	481,976	11,398,732
	Extended Stay America, Inc.	770,972	11,317,869
*	Flanigan's Enterprises, Inc.	4,740	110,774
	Flexsteel Industries, Inc.	120,176	4,100,405
	Foot Locker, Inc.	1,302,002	57,053,728
*	Fossil Group, Inc.	605,736	8,783,172
*	Full House Resorts, Inc.	111,168	633,658
*	Genesco, Inc.	88,958	3,452,460
#*	G-III Apparel Group, Ltd.	1,194,245	32,292,385
	Goodyear Tire & Rubber Co. (The)	4,245,691	44,792,040
	Graham Holdings Co., Class B	90,475	51,399,752
*	Green Brick Partners, Inc.	582,628	11,594,297
#	Group 1 Automotive, Inc.	418,964	57,657,826
#	Guess?, Inc.	1,229,460	28,548,061
#	Haverty Furniture Cos., Inc.	404,944	13,237,619
	Haverty Furniture Cos., Inc., Class A	5,701	186,622
#*	Hibbett Sports, Inc.	142,846	8,063,657
	Hooker Furniture Corp.	273,967	8,254,626
*	Houghton Mifflin Harcourt Co.	106,210	523,615
#	International Game Technology P.L.C.	39,828	641,629
*	J Alexander's Holdings, Inc.	177,595	1,303,547
	Johnson Outdoors, Inc., Class A	132,739	14,472,533
	KB Home	420,250	17,499,210

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Kohl's Corp.	369,906	$16,298,058
#*	Lakeland Industries, Inc.	145,170	4,035,726
#*	Lands' End, Inc.	159,448	4,402,359
*	Laureate Education, Inc., Class A	1,292,019	16,809,167
	La-Z-Boy, Inc.	217,706	8,429,576
*	LGI Homes, Inc.	24,696	2,635,310
	Lifetime Brands, Inc.	424,272	5,897,381
#	Lithia Motors, Inc., Class A	166,761	53,143,396
*	M/I Homes, Inc.	692,910	34,208,967
	Macy's, Inc.	1,652,392	24,851,976
*	MarineMax, Inc.	450,304	18,836,216
	Marriott Vacations Worldwide Corp.	518,686	63,673,893
	MDC Holdings, Inc.	1,498,072	77,929,705
»	Media General, Inc.	564,216	52,923
*	Meritage Homes Corp.	1,016,264	81,565,349
*	Modine Manufacturing Co.	1,416,352	17,775,218
#*	Motorcar Parts of America, Inc.	378,436	8,564,007
	Movado Group, Inc.	305,028	6,301,879
#*	Nautilus, Inc.	118,725	2,909,950
*	New Home Co., Inc. (The)	104,348	548,871
	Nobility Homes, Inc.	1,505	38,001
	ODP Corp. (The)	1,310,962	55,964,968
	Oxford Industries, Inc.	11,388	742,953
#	Penske Automotive Group, Inc.	1,234,089	73,847,886
*	Playa Hotels & Resorts NV	652,242	3,469,927
*	Potbelly Corp.	108,877	586,847
	PVH Corp.	228,737	19,502,117
*	QEP Co., Inc.	37,794	978,101
	Qurate Retail, Inc., Class A	4,032,752	50,812,675
#	RCI Hospitality Holdings, Inc.	100,580	3,870,318
*	Red Lion Hotels Corp.	353,619	1,202,305
*	Red Robin Gourmet Burgers, Inc.	51,586	1,351,037
	Rocky Brands, Inc.	206,573	7,118,506
*	Select Interior Concepts, Inc., Class A	17,405	130,015
#	Shoe Carnival, Inc.	289,301	13,594,254
#	Signet Jewelers, Ltd.	213,141	8,657,787
#	Sonic Automotive, Inc., Class A	404,001	16,535,761
	Standard Motor Products, Inc.	80,108	3,142,637
	Strattec Security Corp.	92,140	5,044,665
*	Stride, Inc.	958,992	24,694,044
	Superior Group of Cos, Inc.	232,772	5,314,185
*	Superior Industries International, Inc.	143,148	661,344
*	Taylor Morrison Home Corp.	3,451,445	89,668,541
	Thor Industries, Inc.	131,053	15,858,724
	Tilly's, Inc., Class A	613,831	6,015,544
	Toll Brothers, Inc.	24,770	1,265,747
*	TopBuild Corp.	165,432	33,078,128
*	TravelCenters of America, Inc.	163,543	4,495,797
*	Tri Pointe Homes, Inc.	2,911,702	58,816,380
*	Unifi, Inc.	358,907	8,595,823
*	Universal Electronics, Inc.	67,967	3,686,530
*	Urban Outfitters, Inc.	993,299	27,246,192
*	Vera Bradley, Inc.	975,024	8,238,953
*	Vista Outdoor, Inc.	593,077	17,300,056
#*	VOXX International Corp.	124,583	2,327,210
	Weyco Group, Inc.	100,265	1,730,574
	Winnebago Industries, Inc.	124,193	8,576,769
*	ZAGG, Inc.	226,626	942,764
*	Zovio, Inc.	332,051	1,700,101

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	601,877	$25,928,861
TOTAL CONSUMER DISCRETIONARY			2,044,746,474
CONSUMER STAPLES — (4.7%)
	Alico, Inc.	3,020	89,694
	Andersons, Inc. (The)	723,644	16,643,812
*	Bridgford Foods Corp.	13,200	221,100
*	Central Garden & Pet Co.	166,307	7,033,123
*	Central Garden & Pet Co., Class A	544,013	21,216,507
*	Coffee Holding Co., Inc.	2,367	11,243
#	Coty, Inc., Class A	441,365	2,811,495
*	Darling Ingredients, Inc.	3,190,257	197,827,837
	Edgewell Personal Care Co.	423,644	14,149,710
*	Farmer Bros Co.	34,530	180,937
#	Fresh Del Monte Produce, Inc.	1,566,789	38,339,327
#*	Hostess Brands, Inc.	2,797,527	42,942,039
#»	Imperial Sugar Co.	83,457	0
#	Ingles Markets, Inc., Class A	326,162	15,512,265
	Ingredion, Inc.	96,963	7,317,798
*	Landec Corp.	541,550	5,772,923
	Limoneira Co.	16,528	263,952
	Mannatech, Inc.	16,046	303,269
*	Natural Alternatives International, Inc.	175,612	2,523,544
	Natural Grocers by Vitamin Cottage, Inc.	312,626	5,205,223
*	Nature's Sunshine Products, Inc.	9,348	150,035
	Nu Skin Enterprises, Inc., Class A	60,458	3,498,704
#	Ocean Bio-Chem, Inc.	6,071	75,766
	Oil-Dri Corp. of America	82,962	2,876,293
*	Pilgrim's Pride Corp.	115,897	2,246,084
#*	Rite Aid Corp.	39,176	1,029,937
	Sanderson Farms, Inc.	34,040	4,635,908
	Seaboard Corp.	16,755	52,714,749
*	Seneca Foods Corp., Class A	195,294	7,079,407
*	Seneca Foods Corp., Class B	24,020	924,770
*	Simply Good Foods Co. (The)	67,791	1,934,755
	SpartanNash Co.	778,296	14,414,042
	Spectrum Brands Holdings, Inc.	482,333	36,449,905
#*	TreeHouse Foods, Inc.	345,114	14,574,164
#*	United Natural Foods, Inc.	1,139,754	30,864,538
#	Universal Corp.	660,437	30,294,245
*	US Foods Holding Corp.	382,538	11,854,853
#	Village Super Market, Inc., Class A	236,249	4,977,766
#	Weis Markets, Inc.	621,034	30,604,556
TOTAL CONSUMER STAPLES			629,566,275
ENERGY — (5.8%)
	Adams Resources & Energy, Inc.	115,900	2,805,939
#*	Antero Resources Corp.	1,936,616	13,440,115
	Arch Resources, Inc.	40,990	1,964,241
	Archrock, Inc.	3,447,605	30,580,256
	Ardmore Shipping Corp.	589,269	1,885,661
#	Berry Corp.	134,942	519,527
*	Bonanza Creek Energy, Inc.	513,415	10,607,154
*	Bristow Group, Inc.	145,126	3,513,500
*	ChampionX Corp.	340,871	5,211,918
	Cimarex Energy Co.	90,452	3,815,265
*	Clean Energy Fuels Corp.	2,049,604	20,967,449
*	CNX Resources Corp.	4,986,711	63,181,628

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Comstock Resources, Inc.	150,139	$683,132
#*	CONSOL Energy, Inc.	415,509	3,373,933
#	CVR Energy, Inc.	145,013	2,479,722
#*	Dawson Geophysical Co.	180,661	466,105
#	Delek US Holdings, Inc.	742,077	13,921,365
	Devon Energy Corp.	962,822	15,848,050
	DHT Holdings, Inc.	3,177,889	17,065,264
*	Dorian LPG, Ltd.	1,303,785	15,110,868
*	Dril-Quip, Inc.	232,925	7,015,701
*	Earthstone Energy, Inc., Class A	148,374	762,642
	EnLink Midstream LLC	294,071	1,143,936
#	EQT Corp.	4,514,217	73,626,879
	Equitrans Midstream Corp.	673,325	4,477,611
	Evolution Petroleum Corp.	15,967	50,775
*	Exterran Corp.	844,831	3,649,670
#	GasLog, Ltd.	867,250	3,555,725
*	Geospace Technologies Corp.	41,285	336,473
*	Goodrich Petroleum Corp.	2,496	24,136
#*	Green Plains, Inc.	474,759	9,120,120
#*	Helix Energy Solutions Group, Inc.	2,325,981	9,583,042
	Helmerich & Payne, Inc.	807,209	19,599,035
	HollyFrontier Corp.	696,920	19,834,343
	International Seaways, Inc.	266,938	4,273,677
#	Liberty Oilfield Services, Inc., Class A	145,153	1,744,739
	Marathon Oil Corp.	932,878	6,754,037
#*	Matador Resources Co.	2,409,586	36,818,474
*	Mexco Energy Corp.	821	6,330
*	Mind Technology, Inc.	54,260	116,116
#	Murphy Oil Corp.	2,400,433	29,693,356
	Nabors Industries, Ltd.	21,642	1,545,672
	NACCO Industries, Inc., Class A	143,541	3,440,678
#*	National Energy Services Reunited Corp.	12,152	130,999
*	Natural Gas Services Group, Inc.	334,814	2,742,127
*	Newpark Resources, Inc.	652,209	1,558,780
*	NexTier Oilfield Solutions, Inc.	766,635	2,545,228
*	Overseas Shipholding Group, Inc., Class A	1,568,166	3,246,104
*	Par Pacific Holdings, Inc.	31,764	421,826
	Patterson-UTI Energy, Inc.	2,272,748	13,977,400
#	PBF Energy, Inc., Class A	1,098,455	9,303,914
*	PDC Energy, Inc.	1,909,123	41,447,060
#*	Peabody Energy Corp.	802,378	3,073,108
#*	Penn Virginia Corp.	136,668	1,372,147
	Pioneer Natural Resources Co.	271,767	32,856,630
*	ProPetro Holding Corp.	904,197	7,224,534
	Range Resources Corp.	2,931,942	27,003,186
#*	Renewable Energy Group, Inc.	529,872	47,476,531
*	REX American Resources Corp.	151,251	11,570,701
#*	Ring Energy, Inc.	13,334	14,934
#*	RPC, Inc.	280,984	1,253,189
*	SandRidge Energy, Inc.	12,712	53,645
#	Scorpio Tankers, Inc.	314,313	3,910,054
*	SEACOR Marine Holdings, Inc.	3,050	8,235
*	Select Energy Services, Inc., Class A	621,399	3,119,423
#	SFL Corp., Ltd.	1,757,274	11,105,972
*	SilverBow Resources, Inc.	123,330	669,682
#	Solaris Oilfield Infrastructure, Inc., Class A	39,558	359,978
#*	Southwestern Energy Co.	5,800,284	21,867,071
#*	Talos Energy, Inc.	416,194	3,521,001
	TechnipFMC P.L.C.	629,896	6,733,588

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Teekay Corp.	7,063	$17,375
#*	Teekay Tankers, Ltd., Class A	432,234	4,430,399
#	US Silica Holdings, Inc.	126,488	1,029,612
	World Fuel Services Corp.	1,978,063	60,508,947
TOTAL ENERGY			789,167,639
FINANCIALS — (26.6%)
	1st Constitution Bancorp	50,273	775,712
	1st Source Corp.	411,526	16,193,548
	ACNB Corp.	5,203	130,335
	Allegiance Bancshares, Inc.	136,727	4,810,056
*	Ambac Financial Group, Inc.	520,483	7,505,365
#*	Amerant Bancorp, Inc.	7,470	106,522
	American Equity Investment Life Holding Co.	2,670,988	77,966,140
	American National Bankshares, Inc.	7,640	213,538
	American National Group, Inc.	212,305	18,763,516
	American River Bankshares	146,710	1,895,493
	Ameris Bancorp	69,545	2,719,905
	AmeriServ Financial, Inc.	334,416	1,137,014
	Ames National Corp.	661	14,879
	Argo Group International Holdings, Ltd.	600,846	24,244,136
	Associated Banc-Corp	3,669,137	65,824,318
	Assured Guaranty, Ltd.	645,113	23,062,790
*	Atlantic American Corp.	238,675	570,433
*	Atlantic Capital Bancshares, Inc.	48,348	864,946
	Atlantic Union Bankshares Corp.	1,467,761	48,201,271
*	Atlanticus Holdings Corp.	148,480	3,820,390
	Axis Capital Holdings, Ltd.	99,995	4,589,771
	Banc of California, Inc.	865,331	14,580,827
*	Bancorp, Inc. (The)	198,556	3,329,784
	BancorpSouth Bank	187,726	5,190,624
	Bank of Commerce Holdings	154,517	1,565,257
	Bank OZK	2,707,599	100,614,379
	BankFinancial Corp.	419,778	3,559,717
	BankUnited, Inc.	1,393,546	48,286,369
	Bankwell Financial Group, Inc.	13,796	268,332
	Banner Corp.	627,913	27,772,592
#	Bar Harbor Bankshares	112,510	2,420,090
#*	Baycom Corp.	36,263	533,066
	BCB Bancorp, Inc.	184,327	2,116,074
*	Berkshire Bancorp, Inc.	3,042	29,523
	Berkshire Hills Bancorp, Inc.	1,089,937	18,071,155
*	Blucora, Inc.	1,168,611	19,352,198
	BNCCORP, Inc.	16,949	672,875
#	BOK Financial Corp.	307,203	22,690,014
	Boston Private Financial Holdings, Inc.	683,355	8,330,097
*	Brighthouse Financial, Inc.	3,813	134,828
	Brookline Bancorp, Inc.	1,174,809	14,790,845
	Bryn Mawr Bank Corp.	43,112	1,339,921
	Business First Bancshares, Inc.	1,060	21,518
	Byline Bancorp, Inc.	114,716	1,843,486
	C&F Financial Corp.	51,450	2,025,587
	Cadence BanCorp	1,298,005	23,260,250
»	Calamos Asset Management, Inc., Class A	179,140	0
	California First National Bancorp	50,191	831,163
	Camden National Corp.	5,583	209,642
*	Cannae Holdings, Inc.	11,067	420,435
#	Capital City Bank Group, Inc.	115,668	2,582,866
#	Capitol Federal Financial, Inc.	280,812	3,487,685

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capstar Financial Holdings, Inc.	32,902	$477,079
	Cathay General Bancorp	498,079	16,845,032
	CCUR Holdings, Inc.	160,981	466,845
	Central Valley Community Bancorp	131,987	2,019,401
	Century Bancorp, Inc., Class A	1,051	83,239
	CIT Group, Inc.	830,566	30,647,885
	Citizens & Northern Corp.	505	9,651
	Citizens Community Bancorp, Inc.	29,267	322,815
	Civista Bancshares, Inc.	48,662	829,687
	CNB Financial Corp.	9,735	204,727
	CNO Financial Group, Inc.	3,970,286	84,209,766
	Codorus Valley Bancorp, Inc.	77,198	1,219,728
	Columbia Banking System, Inc.	108,331	4,172,910
	Community Bankers Trust Corp.	30,138	217,596
	Community Trust Bancorp, Inc.	135,614	4,944,486
	Community West Bancshares	23,717	208,947
	ConnectOne Bancorp, Inc.	458,995	9,753,644
*	Consumer Portfolio Services, Inc.	333,493	1,400,671
#	Cowen, Inc., Class A	390,593	9,823,414
*	CrossFirst Bankshares, Inc.	2,332	26,818
*	Customers Bancorp, Inc.	764,407	16,985,124
	Dime Community Bancshares, Inc.	687,450	10,930,455
	Dime Community Bancshares, Inc.	33,017	806,605
	Donegal Group, Inc., Class A	277,693	3,851,602
	Donegal Group, Inc., Class B	54,141	675,680
*	Donnelley Financial Solutions, Inc.	27,249	487,485
	Eagle Bancorp Montana, Inc.	5,395	115,399
	Eagle Bancorp, Inc.	150,607	6,399,291
	East West Bancorp, Inc.	49,327	2,956,660
*	Elevate Credit, Inc.	34,185	146,312
	Employers Holdings, Inc.	582,817	17,775,918
#*	Encore Capital Group, Inc.	242,490	7,201,953
*	Enstar Group, Ltd.	94,023	18,824,345
*	Equity Bancshares, Inc., Class A	121,677	2,686,628
	ESSA Bancorp, Inc.	182,988	2,613,069
	Evans Bancorp, Inc.	3,049	90,616
*	EZCORP, Inc., Class A	1,364,504	6,126,623
	Farmers National Banc Corp.	3,300	43,956
	FBL Financial Group, Inc., Class A	635,647	35,621,658
	Federal Agricultural Mortgage Corp., Class A	226	15,156
	FedNat Holding Co.	135,779	706,051
	Financial Institutions, Inc.	387,363	8,866,739
*	First Acceptance Corp.	211,056	297,589
	First Bancorp	48,120	1,638,967
	First BanCorp	6,705,060	61,016,046
	First Bancshares, Inc.	17,709	257,223
	First Bancshares, Inc. (The)	26,704	799,518
	First Bank	100,683	911,181
	First Busey Corp.	396,561	8,196,916
	First Business Financial Services, Inc.	122,955	2,368,113
	First Choice Bancorp	10,755	211,443
	First Commonwealth Financial Corp.	1,772,367	20,789,865
	First Community Bancshares, Inc.	126,406	2,712,673
	First Financial Bancorp	1,506,302	27,595,453
	First Financial Corp.	151,907	5,831,710
	First Financial Northwest, Inc.	273,104	3,479,345
	First Foundation, Inc.	105,530	2,138,038
	First Hawaiian, Inc.	656,699	15,268,252
	First Horizon National Corp.	4,843,520	67,276,493

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Internet Bancorp	188,325	$5,766,512
	First Interstate BancSystem, Inc., Class A	19,306	746,370
	First Merchants Corp.	259,677	9,782,033
	First Mid Bancshares, Inc.	23,586	798,858
	First Midwest Bancorp, Inc.	2,479,729	40,989,920
	First Northwest Bancorp	111,347	1,525,454
	First of Long Island Corp. (The)	4,269	71,420
	First United Corp.	95,383	1,490,836
	Flagstar Bancorp, Inc.	1,336,826	57,282,994
	Flushing Financial Corp.	619,699	11,328,098
	FNB Corp.	6,881,355	67,850,160
	FS Bancorp, Inc.	9,795	525,208
#	Fulton Financial Corp.	3,906,750	52,350,450
*	Genworth Financial, Inc., Class A	4,508,469	12,804,052
	Global Indemnity Group LLC, Class A	234,526	6,390,834
	Great Southern Bancorp, Inc.	29,912	1,470,773
	Great Western Bancorp, Inc.	1,215,856	29,180,544
	Guaranty Federal Bancshares, Inc.	32,452	565,638
*	Hallmark Financial Services, Inc.	335,424	1,207,526
	Hancock Whitney Corp.	1,341,912	45,812,876
	Hanmi Financial Corp.	516,686	7,140,601
*	HarborOne Bancrop, Inc.	22,014	239,072
	Harleysville Financial Corp.	2,578	58,392
	Hawthorn Bancshares, Inc.	34,705	637,184
	HBT Financial, Inc.	1,880	28,068
	Heartland Financial USA, Inc.	214,199	9,137,729
	Heritage Commerce Corp.	142,554	1,251,624
	Heritage Financial Corp.	41,849	987,636
	Heritage Insurance Holdings, Inc.	398,168	3,710,926
	Hilltop Holdings, Inc.	1,201,544	36,094,382
*	HMN Financial, Inc.	96,961	1,737,541
	Home Bancorp, Inc.	50,622	1,425,516
	Home BancShares, Inc.	204,093	4,326,772
	HomeStreet, Inc.	542,307	19,739,975
	HomeTrust Bancshares, Inc.	221,289	4,647,069
	Hope Bancorp, Inc.	2,986,061	33,384,162
	Horace Mann Educators Corp.	952,515	37,310,013
	Horizon Bancorp, Inc.	81,668	1,292,804
	Independent Bank Corp.	3,814	70,025
	Independent Bank Group, Inc.	838,698	51,512,831
	International Bancshares Corp.	1,467,204	55,474,983
	Invesco, Ltd.	879,818	18,115,453
	Investors Bancorp, Inc.	4,175,120	48,055,631
#	Janus Henderson Group P.L.C.	867,933	26,697,619
	Jefferies Financial Group, Inc.	41,519	969,469
	Kearny Financial Corp.	2,043,362	21,148,797
	Kemper Corp.	575,695	40,500,143
	Lakeland Bancorp, Inc.	647,749	8,491,989
	Landmark Bancorp, Inc.	37,549	886,532
	LCNB Corp.	109,925	1,690,647
	Level One Bancorp, Inc.	2,282	47,580
	Luther Burbank Corp.	91,959	900,279
	Mackinac Financial Corp.	147,957	1,852,422
*	Magyar Bancorp, Inc.	33,171	351,613
	Marlin Business Services Corp.	265,980	3,790,215
*	MBIA, Inc.	621,281	3,814,665
	Mercantile Bank Corp.	360,891	9,798,191
	Meridian Bancorp, Inc.	324,218	4,911,903
	Meridian Corp.	2,431	49,301

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Meta Financial Group, Inc.	48,935	$1,890,359
*	Metropolitan Bank Holding Corp.	12,731	504,911
	MGIC Investment Corp.	164,690	1,930,167
	Middlefield Banc Corp.	20,954	429,557
	Midland States Bancorp, Inc.	290,118	5,335,270
#*»	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	125,882	3,095,438
*	Mr Cooper Group, Inc.	442,457	12,048,104
	MVB Financial Corp.	13,905	311,611
	National Bank Holdings Corp., Class A	151,612	5,044,131
	National Security Group, Inc. (The)	11,290	128,142
	National Western Life Group, Inc., Class A	86,984	15,657,120
#	Navient Corp.	4,513,232	50,796,426
	Nelnet, Inc., Class A	839,492	57,748,655
	New York Community Bancorp, Inc.	1,638,093	17,134,453
»	NewStar Financial, Inc.	667,031	67,770
*	Nicholas Financial, Inc.	181,804	1,668,961
*	Northeast Bank	104,033	2,711,100
	Northfield Bancorp, Inc.	955,791	11,813,577
	Northrim BanCorp, Inc.	177,426	5,698,923
	Northwest Bancshares, Inc.	1,830,459	23,338,352
	OceanFirst Financial Corp.	747,932	13,582,445
	OFG Bancorp	1,283,286	22,046,853
	Old National Bancorp	4,454,283	74,787,412
	Old Republic International Corp.	216,692	3,922,125
	Old Second Bancorp, Inc.	10,453	102,648
	OneMain Holdings, Inc.	759,024	35,340,157
	Oppenheimer Holdings, Inc., Class A	147,693	5,120,516
	Origin Bancorp, Inc.	4,788	151,253
	Orrstown Financial Services, Inc.	49,460	856,153
#	Pacific Premier Bancorp, Inc.	1,928,201	64,112,683
	PacWest Bancorp	477,768	14,423,816
	Parke Bancorp, Inc.	9,156	158,582
#	Patriot National Bancorp, Inc.	6,082	60,698
	PCSB Financial Corp.	9,020	132,910
	Peapack-Gladstone Financial Corp.	246,912	5,807,370
	Penns Woods Bancorp, Inc.	21,593	465,113
	Peoples Bancorp of North Carolina, Inc.	40,314	810,311
	Peoples Bancorp, Inc.	495,324	15,107,382
	Peoples Financial Services Corp.	11,082	399,174
	People's United Financial, Inc.	168,470	2,301,300
	Pinnacle Financial Partners, Inc.	663,097	45,442,037
	Popular, Inc.	1,394,502	79,137,988
	Premier Financial Bancorp, Inc.	303,633	4,666,839
	Premier Financial Corp.	489,808	13,597,070
	PROG Holdings, Inc.	574,851	27,121,470
#	Protective Insurance Corp., Class A	2,080	32,157
	Protective Insurance Corp., Class B	354,606	4,989,306
	Provident Financial Holdings, Inc.	167,284	2,684,908
	Provident Financial Services, Inc.	1,857,101	34,393,511
	Prudential Bancorp, Inc.	27,045	319,401
	QCR Holdings, Inc.	23,575	914,239
	Radian Group, Inc.	69,402	1,332,518
	RBB Bancorp	102,808	1,706,613
	Regional Management Corp.	270,208	7,646,886
	Reliant Bancorp, Inc.	887	18,228
#	Renasant Corp.	1,091,559	38,641,189
	Republic Bancorp, Inc., Class A	124,467	4,492,014
#*	Republic First Bancorp, Inc.	27,084	75,835

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Riverview Bancorp, Inc.	539,001	$2,808,195
	S&T Bancorp, Inc.	176,730	4,488,942
	Salisbury Bancorp, Inc.	4,207	154,271
#	Sandy Spring Bancorp, Inc.	842,138	27,984,246
	SB Financial Group, Inc.	42,255	730,166
*	Security National Financial Corp., Class A	24,240	208,464
*	Select Bancorp, Inc.	2,490	23,506
	Shore Bancshares, Inc.	163,540	2,166,905
	Sierra Bancorp	305,306	6,677,042
	Simmons First National Corp., Class A	2,019,588	49,883,824
	SmartFinancial, Inc.	72,492	1,435,342
	South State Corp.	447,016	31,174,896
	Southern Missouri Bancorp, Inc.	7,789	238,733
	Southern National Bancorp of Virginia, Inc.	211,773	2,556,100
	Spirit of Texas Bancshares, Inc.	5,838	104,734
	State Auto Financial Corp.	302,378	5,001,332
	Sterling Bancorp	3,777,022	69,723,826
	Stewart Information Services Corp.	100,810	4,675,568
	Stifel Financial Corp.	702,761	36,417,075
	Summit Financial Group, Inc.	1,540	31,878
	Summit State Bank	10,697	153,074
	Synovus Financial Corp.	496,670	18,476,124
	TCF Financial Corp.	1,334,363	51,853,346
	Territorial Bancorp, Inc.	125,688	2,998,916
*	Texas Capital Bancshares, Inc.	624,138	37,585,590
*	Third Point Reinsurance, Ltd.	1,491,900	13,770,237
	Timberland Bancorp, Inc.	124,798	3,151,150
	Tiptree, Inc.	797,482	3,883,737
	Towne Bank	140,419	3,257,721
	TriCo Bancshares	78,325	2,921,523
*	TriState Capital Holdings, Inc.	36,015	660,875
*	Triumph Bancorp, Inc.	2,675	153,385
	TrustCo Bank Corp. NY	51,561	320,709
	Trustmark Corp.	669,821	18,399,983
	Umpqua Holdings Corp.	3,247,609	47,122,807
*	Unico American Corp.	139,783	740,850
	United Bancshares, Inc.	9,545	232,993
#	United Bankshares, Inc.	1,848,407	58,520,566
	United Community Banks, Inc.	18,933	564,771
	United Fire Group, Inc.	530,996	14,623,630
	United Insurance Holdings Corp.	2,993	15,204
	Unity Bancorp, Inc.	10,219	192,117
	Univest Financial Corp.	560,272	12,578,106
	Unum Group	1,381,673	32,096,264
	Valley National Bancorp	8,273,467	84,472,098
	Veritex Holdings, Inc.	91,772	2,345,692
	Washington Federal, Inc.	2,138,889	55,996,114
	Waterstone Financial, Inc.	398,616	7,362,438
	Webster Financial Corp.	221,474	10,353,910
	WesBanco, Inc.	1,462,061	42,399,769
	Western New England Bancorp, Inc.	638,069	4,090,022
	Westwood Holdings Group, Inc.	2,530	29,955
	White Mountains Insurance Group, Ltd.	32,075	32,716,500
	Wintrust Financial Corp.	713,002	42,915,590
	WSFS Financial Corp.	436,925	18,774,667
	WVS Financial Corp.	1,740	25,578
TOTAL FINANCIALS			3,593,057,271

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (3.8%)
#*	Acadia Healthcare Co., Inc.	2,161,916	$109,565,903
*	Allscripts Healthcare Solutions, Inc.	2,635,490	43,485,585
*	American Shared Hospital Services	81,309	204,899
*	AngioDynamics, Inc.	800,372	14,998,971
*	ANI Pharmaceuticals, Inc.	6,070	173,238
*	Anika Therapeutics, Inc.	51,578	1,908,902
#*	Assertio Holdings, Inc.	350,210	220,807
#*	Avanos Medical, Inc.	170,442	7,721,023
*	Brookdale Senior Living, Inc.	2,552,516	12,609,429
*	Community Health Systems, Inc.	4,546	42,369
	Computer Programs and Systems, Inc.	9,121	280,744
*	Covetrus, Inc.	636,522	21,686,304
#»	Curative Health Services, Inc.	347,123	0
*	Envista Holdings Corp.	934,145	33,199,513
*	Five Star Senior Living, Inc.	9,573	69,213
*	FONAR Corp.	100,956	1,799,036
*	Harvard Bioscience, Inc.	75,006	348,028
*	HealthStream, Inc.	18,182	423,277
*	Integer Holdings Corp.	526,276	38,839,169
*	IntriCon Corp.	10,086	184,876
	Invacare Corp.	85,191	797,388
*	Kewaunee Scientific Corp.	69,197	913,400
#*	Lannett Co., Inc.	92,304	715,356
*	LENSAR, Inc.	106,880	747,091
*	LHC Group, Inc.	12,476	2,485,469
*	Magellan Health, Inc.	610,220	57,348,476
*»	MedCath Corp.	622,045	0
*	MEDNAX, Inc.	1,164,275	31,749,779
	National HealthCare Corp.	174,064	11,148,799
*	Natus Medical, Inc.	8,200	199,834
*	NextGen Healthcare, Inc.	22,257	440,243
#*	OPKO Health, Inc.	261,382	1,414,077
#»	Orthodontic Centers of Americas, Inc	492,841	0
*	Orthofix Medical, Inc.	2,897	117,068
	Owens & Minor, Inc.	481,013	13,987,858
#	Patterson Cos., Inc.	824,928	26,133,719
#*»	PDL BioPharma, Inc.	1,226,353	3,029,092
	Premier, Inc., Class A	67,586	2,289,138
*	Prestige Consumer Healthcare, Inc.	992,906	39,716,240
*	Select Medical Holdings Corp.	221,994	5,705,246
#*	Star Equity Holdings, Inc.	38,036	134,647
*	Supernus Pharmaceuticals, Inc.	31,832	935,542
*	Surgalign Holdings, Inc.	1,029,104	1,728,895
*	Taro Pharmaceutical Industries, Ltd.	100,867	7,538,800
#*	Triple-S Management Corp., Class B	680,969	15,955,104
#»	U.S. Diagnostic, Inc.	20,800	0
*	United Therapeutics Corp.	33,075	5,418,346
*	Vanda Pharmaceuticals, Inc.	64,031	918,205
*	Varex Imaging Corp.	15,033	291,039
TOTAL HEALTH CARE			519,620,137
INDUSTRIALS — (20.6%)
	AAR Corp.	845,759	28,375,214
	ABM Industries, Inc.	1,314,329	48,288,447
	ACCO Brands Corp.	2,624,876	21,235,247
	Acme United Corp.	10,141	318,022
#	Acuity Brands, Inc.	154,796	18,612,671
*	Aegion Corp.	866,777	15,922,693
	AGCO Corp.	534,669	59,294,792

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Air Lease Corp.	2,014,391	$79,830,315
*	Air Transport Services Group, Inc.	20,826	529,189
	Alamo Group, Inc.	8,900	1,242,351
	Altra Industrial Motion Corp.	114,023	5,861,922
#*	Ameresco, Inc., Class A	350,624	19,666,500
*	American Woodmark Corp.	17,864	1,545,415
*	API Group Corp.	32,029	573,639
	Apogee Enterprises, Inc.	141,112	4,953,031
	ARC Document Solutions, Inc.	187,802	368,092
	ArcBest Corp.	734,366	34,037,864
	Arcosa, Inc.	170,225	9,496,853
	Argan, Inc.	8,799	380,381
*	Armstrong Flooring, Inc.	184,870	695,111
*	ASGN, Inc.	58,802	4,875,274
	Astec Industries, Inc.	258,929	15,398,508
*	Atlas Air Worldwide Holdings, Inc.	692,088	35,864,000
*	Avalon Holdings Corp., Class A	12,840	42,372
	AZZ, Inc.	142,966	6,803,752
	Barnes Group, Inc.	1,007,643	48,437,399
	Barrett Business Services, Inc.	2,400	151,320
*	Beacon Roofing Supply, Inc.	1,557,522	61,942,650
	BG Staffing, Inc.	16,361	206,476
	Boise Cascade Co.	622,768	29,662,440
*	BrightView Holdings, Inc.	152,939	2,168,675
*	Broadwind, Inc.	68,564	604,049
*	Builders FirstSource, Inc.	1,236,361	47,290,808
	CAI International, Inc.	393,272	12,769,542
*	CBIZ, Inc.	1,238,652	32,093,473
*	CECO Environmental Corp.	448,476	3,107,939
#*	Chart Industries, Inc.	185,263	22,251,939
	Chicago Rivet & Machine Co.	28,801	787,189
*	CIRCOR International, Inc.	132,901	4,248,845
#*	Colfax Corp.	2,218,467	82,349,495
	Columbus McKinnon Corp.	409,148	17,671,102
	CompX International, Inc.	67,219	937,705
#	Copa Holdings SA, Class A	42,595	3,295,575
#	Costamare, Inc.	1,648,706	13,189,648
*	Covenant Logistics Group, Inc.	347,266	5,240,244
*	CPI Aerostructures, Inc.	114,671	449,510
	CRA International, Inc.	197,882	10,529,301
	Cubic Corp.	14,121	863,923
	Curtiss-Wright Corp.	13,230	1,373,142
	Deluxe Corp.	6,164	208,898
*	DLH Holdings Corp.	5,238	54,266
*	Ducommun, Inc.	291,713	14,393,119
*	DXP Enterprises, Inc.	40,397	936,806
*	Dycom Industries, Inc.	388,564	31,528,083
*	Eagle Bulk Shipping, Inc.	31,985	625,946
	Eastern Co. (The)	103,484	2,436,013
*	Echo Global Logistics, Inc.	413,801	10,895,380
	EMCOR Group, Inc.	113,359	10,009,600
	Encore Wire Corp.	500,621	28,910,863
	EnerSys	13,008	1,069,648
	Ennis, Inc.	679,259	12,362,514
	EnPro Industries, Inc.	424,572	30,649,853
	ESCO Technologies, Inc.	272,182	25,879,065
	Fluor Corp.	13,828	239,086
*	FTI Consulting, Inc.	286,376	31,492,769
*	Gates Industrial Corp. P.L.C.	428,793	6,054,557

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	GATX Corp.	869,384	$80,678,835
*	Gencor Industries, Inc.	139,322	1,784,715
*	Gibraltar Industries, Inc.	205,730	18,439,580
*	GMS, Inc.	726,954	21,074,396
*	GP Strategies Corp.	243,833	2,945,503
	Graham Corp.	8,600	126,936
#	Granite Construction, Inc.	348,744	10,326,310
*	Great Lakes Dredge & Dock Corp.	1,011,151	13,781,988
#	Greenbrier Cos., Inc. (The)	779,924	28,217,650
	Griffon Corp.	980,767	22,028,027
#*	Harsco Corp.	295,737	4,918,106
	Hawaiian Holdings, Inc.	737,212	14,427,239
	Heartland Express, Inc.	10,000	187,700
	Heidrick & Struggles International, Inc.	255,005	7,435,946
*	Herc Holdings, Inc.	70,040	4,481,159
*	Heritage-Crystal Clean, Inc.	194,196	4,214,053
*	Hill International, Inc.	17,516	38,360
	HNI Corp.	3,700	119,362
*	Houston Wire & Cable Co.	189,191	631,898
*	Hub Group, Inc., Class A	747,645	39,348,556
	Hurco Cos., Inc.	174,348	5,129,318
*	Huron Consulting Group, Inc.	362	19,172
	Hyster-Yale Materials Handling, Inc.	152,535	13,683,915
	ICF International, Inc.	426,615	32,904,815
*	IES Holdings, Inc.	46,846	2,130,556
	Insteel Industries, Inc.	87,914	2,218,949
	Interface, Inc.	126,909	1,274,166
*	JELD-WEN Holding, Inc.	19,526	507,481
*	JetBlue Airways Corp.	1,042,423	14,948,346
	Kadant, Inc.	14,745	2,107,798
	Kaman Corp.	8,000	402,880
	KAR Auction Services, Inc.	860,055	15,876,615
	Kelly Services, Inc., Class A	1,077,659	21,035,904
	Kennametal, Inc.	159,506	6,042,087
	Kimball International, Inc., Class B	25,685	310,532
*	Kirby Corp.	414,007	21,014,995
	Knoll, Inc.	28,437	425,418
	Korn Ferry	961,078	43,825,157
*	Lawson Products, Inc.	55,382	2,746,393
*	LB Foster Co., Class A	83,761	1,268,979
*	Limbach Holdings, Inc.	101,522	1,472,069
*	LS Starrett Co. (The), Class A	4,822	20,927
	LSI Industries, Inc.	106,279	1,020,810
*	Lydall, Inc.	271,525	8,172,903
	Macquarie Infrastructure Corp.	1,893,131	52,610,110
*	Manitowoc Co., Inc. (The)	710,551	9,336,640
	ManpowerGroup, Inc.	519,929	45,982,521
	Marten Transport, Ltd.	2,061,928	32,681,559
#*	MasTec, Inc.	342,228	26,402,890
*	Mastech Digital, Inc.	1,129	18,414
*	Matrix Service Co.	270,767	3,192,343
	Matson, Inc.	265,708	15,889,338
	Matthews International Corp., Class A	249,255	7,609,755
	Maxar Technologies, Inc.	156,283	6,543,569
	McGrath RentCorp	307,929	21,490,365
*	Mesa Air Group, Inc.	126,130	823,629
	Miller Industries, Inc.	310,790	12,394,305
*	Mistras Group, Inc.	22,560	155,890
	Moog, Inc., Class A	109,048	8,055,376

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	MRC Global, Inc.	274,796	$1,898,840
*	MYR Group, Inc.	368,561	20,495,677
	National Presto Industries, Inc.	10,888	973,496
	NL Industries, Inc.	823,549	3,714,206
#*	NN, Inc.	417,998	2,520,528
*	Northwest Pipe Co.	156,827	4,744,017
*	NOW, Inc.	1,236,198	10,248,081
*	NV5 Global, Inc.	8,960	782,477
	nVent Electric P.L.C.	1,115,944	24,974,827
*	Orion Group Holdings, Inc.	412,597	2,215,646
	Oshkosh Corp.	6,110	559,615
	P&F Industries, Inc., Class A	17,337	102,115
*	PAM Transportation Services, Inc.	100,197	5,175,175
	Park Aerospace Corp.	10,900	144,752
	Park-Ohio Holdings Corp.	238,295	6,717,536
#*	Parsons Corp.	26,943	960,787
	Patriot Transportation Holding, Inc.	2,456	21,883
*	Perma-Pipe International Holdings, Inc.	181,198	1,103,496
*	PGT Innovations, Inc.	29,890	619,022
*	PICO Holdings, Inc.	137,268	1,180,505
	Powell Industries, Inc.	150,981	4,328,625
	Preformed Line Products Co.	78,618	5,054,351
	Primoris Services Corp.	114,235	3,324,810
	Quad/Graphics, Inc.	715,765	3,349,780
	Quanex Building Products Corp.	802,805	17,653,682
	Quanta Services, Inc.	175,392	12,359,874
*	Radiant Logistics, Inc.	73,586	426,799
*	RCM Technologies, Inc.	104,139	269,720
	Regal Beloit Corp.	929,349	116,614,713
*	Resideo Technologies, Inc.	1,063,158	24,558,950
	Resources Connection, Inc.	570,495	6,583,512
	REV Group, Inc.	640,855	6,620,032
	Rush Enterprises, Inc., Class A	973,895	40,893,851
	Rush Enterprises, Inc., Class B	440,013	17,041,703
	Ryder System, Inc.	22,575	1,412,969
	Schneider National, Inc., Class B	491,122	10,313,562
#	Scorpio Bulkers, Inc.	47,575	766,433
*	SEACOR Holdings, Inc.	524,742	21,902,731
*	Servotronics, Inc.	15,025	135,976
	Shyft Group, Inc. (The)	25,960	783,992
*	SIFCO Industries, Inc.	37,885	313,309
	SkyWest, Inc.	1,216,885	47,446,346
#*	Spirit Airlines, Inc.	1,632,990	42,359,761
*	SPX FLOW, Inc.	359,498	19,042,609
	Standex International Corp.	64,375	5,272,956
	Steelcase, Inc., Class A	436,077	5,638,476
*	Sterling Construction Co., Inc.	10,789	220,851
*	Team, Inc.	81,447	804,696
	Terex Corp.	624,127	22,318,782
*	Textainer Group Holdings, Ltd.	745,050	13,492,856
*	Thermon Group Holdings, Inc.	13,104	191,187
	Timken Co. (The)	435,442	32,945,542
	Titan International, Inc.	49,386	340,763
*	Titan Machinery, Inc.	600,640	12,793,632
*	TriMas Corp.	551,695	17,461,147
#	Trinity Industries, Inc.	1,973,382	54,879,753
	Triton International, Ltd.	1,663,764	77,098,824
*	TrueBlue, Inc.	589,259	10,954,325
#*	Tutor Perini Corp.	516,327	7,693,272

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Twin Disc, Inc.	17,905	$148,612
*	U.S. Xpress Enterprises, Inc., Class A	100,713	679,813
	UFP Industries, Inc.	693,575	37,411,436
*	Ultralife Corp.	292,621	1,717,685
	UniFirst Corp.	81,779	17,402,571
*	Univar Solutions, Inc.	1,552,802	28,866,589
	Universal Logistics Holdings, Inc.	2,500	53,000
*	USA Truck, Inc.	154,928	1,597,308
*	Vectrus, Inc.	67,654	3,477,416
*	Veritiv Corp.	307,973	5,642,065
	Viad Corp.	238,316	8,221,902
*	Virco Manufacturing Corp.	47,331	130,160
#	VSE Corp.	160,611	5,557,141
#	Wabash National Corp.	816,748	13,027,131
	Werner Enterprises, Inc.	901,036	35,356,653
*	WESCO International, Inc.	870,499	66,253,679
*	Willis Lease Finance Corp.	241,631	6,698,011
*	WillScot Mobile Mini Holdings Corp.	2,235,236	52,997,446
TOTAL INDUSTRIALS			2,780,590,169
INFORMATION TECHNOLOGY — (7.9%)
	ADTRAN, Inc.	223,637	3,846,556
*	Alithya Group, Inc., Class A	306,754	763,817
*	Alpha & Omega Semiconductor, Ltd.	574,651	16,515,470
	Amkor Technology, Inc.	5,769,168	89,537,487
*	Amtech Systems, Inc.	454,390	3,176,186
	AstroNova, Inc.	171,839	1,847,269
*	Aviat Networks, Inc.	4,255	152,967
	Avnet, Inc.	791,768	27,957,328
*	Aware, Inc.	643,548	2,580,627
*	Axcelis Technologies, Inc.	30,967	1,060,310
*	AXT, Inc.	813,533	8,403,796
	Bel Fuse, Inc., Class A	13,612	182,945
	Bel Fuse, Inc., Class B	201,870	2,943,265
	Belden, Inc.	6,423	303,423
	Benchmark Electronics, Inc.	940,839	23,831,452
	BK Technologies Corp.	3,663	12,454
*	Bm Technologies, Inc.	117,634	1,703,340
*	CACI International, Inc., Class A	219,820	53,024,980
	Cass Information Systems, Inc.	14,354	582,772
	Cohu, Inc.	418,892	17,040,527
*	Computer Task Group, Inc.	14,330	93,432
	Comtech Telecommunications Corp.	618,603	13,200,988
*	Concentrix Corp.	280,547	29,996,085
*	Conduent, Inc.	232,598	1,121,122
	CSP, Inc.	121,856	1,168,599
	CTS Corp.	121,946	3,719,353
	Daktronics, Inc.	328,341	1,576,037
*	Digi International, Inc.	787,963	14,553,677
*	Diodes, Inc.	473,109	33,486,655
	DXC Technology Co.	253,127	7,138,181
#	Ebix, Inc.	25,986	1,353,091
*	EchoStar Corp., Class A	435,874	9,127,202
*	EMCORE Corp.	16,407	82,199
*	ePlus, Inc.	44,656	3,752,890
*	Frequency Electronics, Inc.	203,441	2,166,647
*	Information Services Group, Inc.	17,797	62,823
*	Insight Enterprises, Inc.	804,385	61,213,699
*	Intevac, Inc.	476,051	3,189,542

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Key Tronic Corp.	367,188	$3,132,114
*	Kimball Electronics, Inc.	781,908	14,989,176
*	Knowles Corp.	2,016,764	38,903,378
	Kulicke & Soffa Industries, Inc.	899,205	32,074,642
*	KVH Industries, Inc.	130,880	1,637,309
	ManTech International Corp., Class A	553,291	49,624,670
	Methode Electronics, Inc.	136,767	5,162,954
	MTS Systems Corp.	149,841	8,771,692
*	NETGEAR, Inc.	256,426	10,613,472
*	Netscout Systems, Inc.	1,681,705	49,164,646
*	NetSol Technologies, Inc.	29,000	119,480
*	Onto Innovation, Inc.	326,082	17,624,732
*	Optical Cable Corp.	147,559	478,091
	PC Connection, Inc.	706,752	34,694,456
	PC-Tel, Inc.	23,148	170,369
*	PDF Solutions, Inc.	31,324	605,180
*	Photronics, Inc.	1,181,303	13,112,463
*	Plexus Corp.	433,248	33,325,436
*	Rambus, Inc.	53,881	1,023,470
	RF Industries, Ltd.	8,554	50,212
*	Ribbon Communications, Inc.	203,603	1,488,338
	Richardson Electronics, Ltd.	295,340	1,884,269
*	Sanmina Corp.	1,675,242	52,100,026
*	ScanSource, Inc.	603,950	14,609,551
#*	SecureWorks Corp., Class A	7,857	108,741
*	Sigmatron International, Inc.	50	254
#»	Silicon Graphics, Inc.	289,563	0
*	StarTek, Inc.	4,000	34,960
#*	Stratasys, Ltd.	544,341	22,595,595
*	Super Micro Computer, Inc.	176,077	5,458,387
#»	Superior TeleCom, Inc.	29,232	0
*	Sykes Enterprises, Inc.	972,308	37,521,366
	SYNNEX Corp.	280,547	22,898,246
	TESSCO Technologies, Inc.	93,593	724,410
*	Trio-Tech International	46,744	229,046
*	TTM Technologies, Inc.	2,477,924	33,228,961
*	Ultra Clean Holdings, Inc.	95,144	3,672,558
#*	ViaSat, Inc.	30,231	1,316,258
	Vishay Intertechnology, Inc.	3,084,937	66,480,392
*	Vishay Precision Group, Inc.	266,222	8,516,442
	Xerox Holdings Corp.	668,233	14,052,940
	Xperi Holding Corp.	1,048,233	20,188,968
TOTAL INFORMATION TECHNOLOGY			1,064,856,843
MATERIALS — (7.0%)
*	AdvanSix, Inc.	193,691	4,129,492
*	AgroFresh Solutions, Inc.	255,081	499,959
*	Alcoa Corp.	3,139,511	56,511,198
*	Allegheny Technologies, Inc.	1,980,127	33,681,960
	Alpha Metallurgical Resources Inc.	17,530	198,790
*	American Biltrite, Inc.	25	7,094
	American Vanguard Corp.	804,903	13,321,145
*	Ampco-Pittsburgh Corp.	9,404	60,938
	Ashland Global Holdings, Inc.	146,230	11,696,938
	Avient Corp.	144,849	5,566,547
	Carpenter Technology Corp.	1,175,878	36,734,429
*	Century Aluminum Co.	618,058	6,026,065
*	Clearwater Paper Corp.	100,061	3,810,323
	Commercial Metals Co.	2,935,363	57,797,297

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	198,382	$2,376,616
	Domtar Corp.	1,261,433	37,805,147
	Element Solutions, Inc.	6,295,241	107,207,954
#»	Ferroglobe Representation & Warranty Insurance Trust	190,187	0
#»	Fortitude Gold Corp.	54,679	57,413
	Friedman Industries, Inc.	170,362	1,219,792
	FutureFuel Corp.	693,503	9,223,590
	Glatfelter Corp.	1,154,063	18,061,086
#	Gold Resource Corp.	191,382	539,697
	Greif, Inc., Class A	583,474	26,349,686
	Greif, Inc., Class B	10,856	496,119
	Hawkins, Inc.	14,960	821,753
	Haynes International, Inc.	296,784	6,882,421
	HB Fuller Co.	243,681	12,400,926
	Hecla Mining Co.	10,380,528	59,065,204
	Huntsman Corp.	1,896,688	50,110,497
	Innospec, Inc.	53,327	4,681,577
#*	Intrepid Potash, Inc.	62,764	1,426,626
	Kaiser Aluminum Corp.	134,174	11,632,886
*	Kraton Corp.	872,893	24,510,835
	Kronos Worldwide, Inc.	253,381	3,587,875
	Materion Corp.	408,599	27,862,366
	Mercer International, Inc.	1,526,189	17,245,936
	Minerals Technologies, Inc.	486,627	29,990,822
#	Nexa Resources SA	408,079	3,521,722
	Olin Corp.	3,087,517	73,822,531
	Olympic Steel, Inc.	234,410	3,199,697
	PQ Group Holdings, Inc.	551,658	7,601,847
#*	Rayonier Advanced Materials, Inc.	436,415	3,019,992
*	Resolute Forest Products, Inc.	1,050,031	8,557,753
*	Ryerson Holding Corp.	33,397	412,119
	Schnitzer Steel Industries, Inc., Class A	645,123	19,044,031
	Schweitzer-Mauduit International, Inc.	208,163	7,731,174
*	Summit Materials, Inc., Class A	1,522,361	31,254,071
	SunCoke Energy, Inc.	975,215	4,807,810
*	Synalloy Corp.	62,430	499,440
	Tecnoglass, Inc.	17,765	120,624
*	TimkenSteel Corp.	234,642	1,180,249
*	Trecora Resources	211,001	1,331,416
	Tredegar Corp.	832,661	12,148,524
	Trinseo SA	126,777	6,444,075
*	Tronox Holdings P.L.C., Class A	1,076,651	16,526,593
*	UFP Technologies, Inc.	55,647	2,560,318
	United States Lime & Minerals, Inc.	3,903	472,263
#	United States Steel Corp.	1,601,802	28,448,004
*	Universal Stainless & Alloy Products, Inc.	190,264	1,381,317
*	US Concrete, Inc.	123,737	5,480,312
*	Venator Materials P.L.C	19,689	79,150
	Verso Corp., Class A	773,630	8,896,745
	Warrior Met Coal, Inc.	406,356	9,354,315
*	Webco Industries, Inc.	7,898	841,137
	Worthington Industries, Inc.	18,951	991,895
TOTAL MATERIALS			943,328,123
REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	9,545	96,691
*	BBX Capital, Inc.	160,052	864,281
#	CTO Realty Growth, Inc.	60,642	2,554,847
*	Five Point Holdings LLC, Class A	7,200	45,360

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Forestar Group, Inc.	12,047	$258,890
*	FRP Holdings, Inc.	30,338	1,310,298
*	Howard Hughes Corp. (The)	71,300	6,143,921
	Indus Realty Trust, Inc.	22,359	1,424,939
	Kennedy-Wilson Holdings, Inc.	101,706	1,748,326
	Newmark Group, Inc., Class A	48,109	325,217
	RE/MAX Holdings, Inc., Class A	79,586	2,882,605
#*	Realogy Holdings Corp.	2,088,174	29,652,071
*	Stratus Properties, Inc.	112,399	2,938,110
*	Tejon Ranch Co.	48,885	778,738
TOTAL REAL ESTATE			51,024,294
UTILITIES — (0.6%)
	Brookfield Renewable Corp., Class A	1,159,440	64,870,668
	Genie Energy, Ltd., Class B	1,450	10,701
	MDU Resources Group, Inc.	522,116	13,726,430
#	New Jersey Resources Corp.	159,138	5,571,421
TOTAL UTILITIES			84,179,220
TOTAL COMMON STOCKS			12,868,851,969
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Parker Drilling Co. Warrants 09/16/24	181	0
PREFERRED STOCKS — (0.2%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	13,584	385,242
CONSUMER DISCRETIONARY — (0.1%)
	Qurate Retail, Inc.	120,982	12,105,459
INDUSTRIALS — (0.1%)
	WESCO International, Inc.	363,591	11,300,409
TOTAL PREFERRED STOCKS			23,791,110
TOTAL INVESTMENT SECURITIES (Cost $9,104,389,695)			12,892,643,079

TEMPORARY CASH INVESTMENTS — (2.1%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	283,063,495	283,063,495
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	27,577,103	319,094,660
TOTAL INVESTMENTS — (100.0%)
(Cost $9,706,462,574)^^			$13,494,801,234

U.S. Small Cap Value Portfolio
CONTINUED
As of January 31, 2021, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,759	03/19/21	$333,044,796	$325,872,340	$(7,172,456)
Total Futures Contracts			$333,044,796	$325,872,340	$(7,172,456)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$368,715,524	—	—	$368,715,524
Consumer Discretionary	2,044,693,551	$52,923	—	2,044,746,474
Consumer Staples	629,566,275	—	—	629,566,275
Energy	789,167,639	—	—	789,167,639
Financials	3,592,989,501	67,770	—	3,593,057,271
Health Care	516,591,045	3,029,092	—	519,620,137
Industrials	2,780,590,169	—	—	2,780,590,169
Information Technology	1,064,856,843	—	—	1,064,856,843
Materials	943,270,710	57,413	—	943,328,123
Real Estate	51,024,294	—	—	51,024,294
Utilities	84,179,220	—	—	84,179,220
Preferred Stocks
Communication Services	385,242	—	—	385,242
Consumer Discretionary	12,105,459	—	—	12,105,459
Industrials	11,300,409	—	—	11,300,409
Temporary Cash Investments	283,063,495	—	—	283,063,495
Securities Lending Collateral	—	319,094,660	—	319,094,660
Futures Contracts**	(7,172,456)	—	—	(7,172,456)
TOTAL	$13,165,326,920	$322,301,858	—	$13,487,628,778
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (8.3%)
	A.H. Belo Corp., Class A	31,264	$68,781
	Activision Blizzard, Inc.	346,005	31,486,455
#*»	Akazoo SA	1,631	1,423
	Alaska Communications Systems Group, Inc.	152,766	501,072
*	Alphabet, Inc., Class A	127,914	233,744,927
*	Alphabet, Inc., Class C	127,904	234,798,489
*	Altice USA, Inc., Class A	273,714	9,736,007
#*	AMC Networks, Inc., Class A	90,944	4,494,452
#*	ANGI Homeservices, Inc., Class A	76,322	1,066,982
#*	Anterix, Inc.	28,114	1,019,976
	AT&T, Inc.	5,249,447	150,291,668
	ATN International, Inc.	36,219	1,563,936
*	Ballantyne Strong, Inc.	13,352	26,437
#*	Bandwidth, Inc., Class A	4,064	723,961
*	Boingo Wireless, Inc.	91,951	1,061,115
#*	Boston Omaha Corp., Class A	1,118	30,521
	Cable One, Inc.	10,002	20,004,000
#*	Cardlytics, Inc.	16,813	2,055,726
*	Cargurus, Inc.	50,735	1,483,999
*	Cars.com, Inc.	166,237	1,930,012
*	Charter Communications, Inc., Class A	107,733	65,454,261
*	Cincinnati Bell, Inc.	139,051	2,119,137
#	Cinemark Holdings, Inc.	214,252	4,336,460
	Cogent Communications Holdings, Inc.	72,658	4,137,873
	Comcast Corp., Class A	3,919,453	194,287,285
*	comScore, Inc.	94,727	302,179
#*	Consolidated Communications Holdings, Inc.	169,647	1,035,695
*	Cumulus Media, Inc., Class A	19,789	171,769
*	DHI Group, Inc.	775,296	1,938,240
#*	Discovery, Inc., Class A	227,223	9,411,577
*	Discovery, Inc., Class B	1,400	62,902
*	Discovery, Inc., Class C	464,509	16,271,750
*	DISH Network Corp., Class A	263,194	7,637,890
	Electronic Arts, Inc.	155,923	22,328,174
	Emerald Holding, Inc.	55,592	225,704
	Entercom Communications Corp., Class A	111,349	517,773
	Entravision Communications Corp., Class A	146,505	468,816
	EW Scripps Co. (The), Class A	154,031	2,281,199
*	Facebook, Inc., Class A	1,310,577	338,561,356
	Fox Corp., Class A	369,244	11,513,028
*	Fox Corp., Class B	237,277	7,092,210
#*	Gaia, Inc.	18,401	168,185
#*	Gannett Co., Inc.	185,349	830,364
*	Glu Mobile, Inc.	160,217	1,411,512
*	Gray Television, Inc.	239,867	4,089,732
*	Gray Television, Inc., Class A	600	9,900
*	Hemisphere Media Group, Inc.	38,900	406,116
*	IAC/InterActiveCorp	49,083	10,304,976
*	IDT Corp., Class B	195,503	2,742,907
*	IMAX Corp.	118,163	2,233,281
	Interpublic Group of Cos., Inc. (The)	701,952	16,895,985
*	Iridium Communications, Inc.	219,253	10,802,595
	John Wiley & Sons, Inc., Class A	91,198	4,159,541
	John Wiley & Sons, Inc., Class B	4,638	219,748

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp., Class A	23,987	$3,482,193
*	Liberty Broadband Corp., Class C	219,479	32,054,908
*	Liberty Latin America, Ltd., Class A	7,870	79,408
*	Liberty Latin America, Ltd., Class C	138,835	1,373,078
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	403,943
*	Liberty Media Corp.-Liberty Braves, Class B	239	8,628
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	1,332,546
#*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	1,324,684
*	Liberty Media Corp.-Liberty Formula One, Class C	271,481	10,921,681
*	Liberty Media Corp.-Liberty SiriusXM, Class A	97,411	3,937,353
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	100,871
*	Liberty Media Corp.-Liberty SiriusXM, Class C	216,585	8,784,688
*	Liberty TripAdvisor Holdings, Inc., Class A	107,481	438,522
#*	Lions Gate Entertainment Corp., Class A	140,712	1,968,561
*	Lions Gate Entertainment Corp., Class B	229,850	2,840,946
#*	Live Nation Entertainment, Inc.	161,288	10,717,588
#	Loral Space & Communications, Inc.	10,704	271,882
	Lumen Technologies, Inc.	2,029,664	25,127,240
*	Madison Square Garden Entertainment Corp.	33,345	2,959,369
*	Marchex, Inc., Class B	5,288	15,441
#	Marcus Corp. (The)	43,521	765,970
*	Match Group, Inc.	178,919	25,023,611
#*	Mediaco Holding, Inc., Class A	1,734	6,104
	Meredith Corp.	74,936	1,643,346
#*	MSG Networks, Inc., Class A	67,077	1,158,420
	National CineMedia, Inc.	103,524	431,177
*	Netflix, Inc.	142,273	75,744,722
	New York Times Co. (The), Class A	249,157	12,355,696
	News Corp., Class A	571,435	11,085,839
	News Corp., Class B	271,597	5,127,751
#	Nexstar Media Group, Inc., Class A	111,393	12,662,042
	Omnicom Group, Inc.	274,973	17,152,816
*	ORBCOMM, Inc.	148,415	1,111,628
*	Pinterest, Inc., Class A	144,900	9,927,099
*	QuinStreet, Inc.	75,323	1,594,588
*	Reading International, Inc., Class A	38,888	219,717
*	Roku, Inc.	30,921	12,029,197
	Saga Communications, Inc., Class A	1,544	34,740
	Scholastic Corp.	52,735	1,358,981
#*	Sciplay Corp., Class A	14,246	227,509
	Shenandoah Telecommunications Co.	131,094	5,095,624
#	Sirius XM Holdings, Inc.	1,183,277	7,407,314
#*	Snap, Inc., Class A	467,849	24,767,926
	Spok Holdings, Inc.	52,509	583,900
*	Spotify Technology SA	38,940	12,266,100
*	Take-Two Interactive Software, Inc.	91,647	18,370,641
*	TechTarget, Inc.	45,791	3,420,588
	TEGNA, Inc.	472,548	7,574,944
	Telephone and Data Systems, Inc.	234,635	4,399,406
*	T-Mobile US, Inc.	510,312	64,340,137
	Townsquare Media, Inc., Class A	28,652	285,947
*	Travelzoo	58,147	640,198
	Tribune Publishing Co.	78,809	1,151,399
*	TripAdvisor, Inc.	165,976	5,140,277
*	TrueCar, Inc.	203,361	911,057
*	Twitter, Inc.	453,772	22,929,099
*	United States Cellular Corp.	67,294	2,098,227
#*	Urban One, Inc.	144,888	241,963
	Verizon Communications, Inc.	4,556,038	249,443,080

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	ViacomCBS, Inc., Class A	15,306	$744,790
	ViacomCBS, Inc., Class B	474,309	23,003,986
*	Vonage Holdings Corp.	338,242	4,221,260
*	Walt Disney Co. (The)	768,997	129,322,225
#	World Wrestling Entertainment, Inc., Class A	60,142	3,387,799
*	Yelp, Inc.	114,687	3,737,649
*	Zedge, Inc., Class B	7,377	53,631
*	Zillow Group, Inc., Class A	61,088	8,474,127
#*	Zillow Group, Inc., Class C	111,644	14,565,076
*	Zynga, Inc., Class A	1,400,125	13,875,239
TOTAL COMMUNICATION SERVICES			2,370,778,151
CONSUMER DISCRETIONARY — (13.0%)
#*	1-800-Flowers.com, Inc., Class A	70,266	2,159,274
*	Aaron's Co., Inc. (The)	63,892	1,082,330
	Abercrombie & Fitch Co., Class A	117,695	2,715,224
	Acushnet Holdings Corp.	125,637	5,128,502
*	Adient P.L.C.	176,612	5,702,801
*	Adtalem Global Education, Inc.	101,505	3,917,078
	Advance Auto Parts, Inc.	70,316	10,486,928
*	Amazon.com, Inc.	247,079	792,184,690
	AMCON Distributing Co.	377	42,224
*	American Axle & Manufacturing Holdings, Inc.	222,007	1,955,882
#	American Eagle Outfitters, Inc.	347,198	7,877,923
*	American Outdoor Brands, Inc.	41,033	778,806
*	American Public Education, Inc.	37,453	1,077,897
*	America's Car-Mart, Inc.	17,745	2,107,751
	Aptiv P.L.C.	268,094	35,817,358
	Aramark	352,644	12,092,163
	Ark Restaurants Corp.	3,088	57,190
*	Asbury Automotive Group, Inc.	41,573	5,928,726
*	Aspen Group, Inc.	17,519	165,642
*	At Home Group, Inc.	134,916	3,287,903
	Autoliv, Inc.	158,853	14,091,850
*	AutoNation, Inc.	190,026	13,545,053
*	AutoZone, Inc.	17,318	19,367,932
#	Bally's Corp.	395	20,730
*	Barnes & Noble Education, Inc.	86,236	505,343
	Bassett Furniture Industries, Inc.	16,606	321,824
*	BBQ Holdings, Inc.	5,587	36,315
*	Beazer Homes USA, Inc.	68,898	1,145,085
#	Bed Bath & Beyond, Inc.	241,428	8,529,651
	Best Buy Co., Inc.	409,753	44,589,321
	Big 5 Sporting Goods Corp.	233,681	3,042,527
#	Big Lots, Inc.	89,654	5,350,551
*	Biglari Holdings, Inc., Class A	309	176,464
*	Biglari Holdings, Inc., Class B	3,890	446,339
#*	BJ's Restaurants, Inc.	30,428	1,422,205
	Bloomin' Brands, Inc.	88,112	1,856,520
	Bluegreen Vacations Holding Corp.	9,703	127,012
*	Booking Holdings, Inc.	29,150	56,677,219
#*	Boot Barn Holdings, Inc.	62,822	3,595,931
	BorgWarner, Inc.	516,793	21,700,138
	Bowl America, Inc., Class A	1,576	15,193
	Boyd Gaming Corp.	37,566	1,696,481
*	Bright Horizons Family Solutions, Inc.	89,595	13,615,752
#	Brinker International, Inc.	57,654	3,394,668
	Brunswick Corp.	161,449	13,958,881
#	Buckle, Inc. (The)	41,630	1,636,892

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Build-A-Bear Workshop, Inc.	28,648	$160,715
*	Burlington Stores, Inc.	39,865	9,922,398
*	Caesars Entertainment, Inc.	46,259	3,256,171
	Caleres, Inc.	72,949	1,102,259
	Callaway Golf Co.	182,337	5,085,379
#	Camping World Holdings, Inc., Class A	15,770	538,703
*	Capri Holdings, Ltd.	222,503	9,269,475
*	CarMax, Inc.	228,460	26,908,019
	Carnival Corp.	494,919	9,240,138
	Carriage Services, Inc.	42,220	1,398,326
*	Carrols Restaurant Group, Inc.	99,977	613,859
#	Carter's, Inc.	81,521	7,177,109
*	Carvana Co.	20,547	5,366,671
	Cato Corp. (The), Class A	41,230	468,785
*	Cavco Industries, Inc.	15,131	2,854,614
*	Century Communities, Inc.	70,227	3,296,455
#	Cheesecake Factory, Inc. (The)	62,334	2,803,160
#*	Chegg, Inc.	81,095	7,725,110
#	Chico's FAS, Inc.	169,665	374,960
#	Children's Place, Inc. (The)	23,576	1,732,129
*	Chipotle Mexican Grill, Inc.	14,496	21,454,080
	Choice Hotels International, Inc.	84,168	8,470,668
	Churchill Downs, Inc.	35,650	6,682,592
*	Chuy's Holdings, Inc.	35,308	1,238,605
	Citi Trends, Inc.	37,585	2,217,515
	Clarus Corp.	50,937	818,048
	Collectors Universe, Inc.	11,724	1,070,518
#	Columbia Sportswear Co.	114,260	9,993,180
*	Conn's, Inc.	58,402	918,663
#*	Container Store Group, Inc. (The)	79,174	1,079,142
	Cooper Tire & Rubber Co.	110,920	4,076,310
*	Cooper-Standard Holdings, Inc.	31,388	957,648
	Core-Mark Holding Co., Inc.	80,510	2,469,242
	Cracker Barrel Old Country Store, Inc.	43,104	5,832,402
*	Crocs, Inc.	80,663	5,648,023
#	Crown Crafts, Inc.	10,832	82,432
	Culp, Inc.	23,254	358,809
	Dana, Inc.	268,545	5,199,031
	Darden Restaurants, Inc.	125,068	14,619,199
#	Dave & Buster's Entertainment, Inc.	74,329	2,528,673
*	Deckers Outdoor Corp.	52,227	15,249,239
*	Del Taco Restaurants, Inc.	243,130	2,338,911
*	Delta Apparel, Inc.	10,000	200,200
*	Denny's Corp.	86,518	1,360,928
	Designer Brands, Inc., Class A	119,587	1,464,941
#	Dick's Sporting Goods, Inc.	112,967	7,569,919
	Dillard's, Inc., Class A	42,601	3,740,794
	Dollar General Corp.	169,282	32,943,970
*	Dollar Tree, Inc.	302,490	30,751,133
	Domino's Pizza, Inc.	30,492	11,305,214
*	Dorman Products, Inc.	52,443	4,763,398
	DR Horton, Inc.	372,819	28,632,499
#*	Duluth Holdings, Inc., Class B	5,670	70,705
	eBay, Inc.	764,329	43,192,232
	Educational Development Corp.	5,764	78,102
*	El Pollo Loco Holdings, Inc.	66,941	1,362,249
#	Escalade, Inc.	25,241	526,275
	Ethan Allen Interiors, Inc.	46,997	1,111,479
*	Etsy, Inc.	81,324	16,190,795

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Expedia Group, Inc.	88,097	$10,932,838
	Extended Stay America, Inc.	459,028	6,738,531
*	Fiesta Restaurant Group, Inc.	56,297	847,833
*	Five Below, Inc.	84,265	14,807,888
*	Flanigan's Enterprises, Inc.	1,100	25,707
	Flexsteel Industries, Inc.	14,862	507,091
*	Floor & Decor Holdings, Inc., Class A	130,186	11,986,225
	Foot Locker, Inc.	222,538	9,751,615
	Ford Motor Co.	4,056,688	42,716,925
#*	Fossil Group, Inc.	94,331	1,367,799
*	Fox Factory Holding Corp.	64,549	7,722,642
*	frontdoor, Inc.	117,754	6,481,180
*	Full House Resorts, Inc.	1,684	9,599
#*	Funko, Inc., Class A	32,785	391,781
*	GameStop Corp., Class A	22,300	7,247,500
*	Gap, Inc. (The)	541,185	10,958,996
	Garmin, Ltd.	184,653	21,209,244
	General Motors Co.	1,420,012	71,966,208
*	Genesco, Inc.	31,488	1,222,049
	Gentex Corp.	527,765	17,442,633
*	Gentherm, Inc.	69,801	4,276,009
	Genuine Parts Co.	167,956	15,767,709
*	G-III Apparel Group, Ltd.	91,035	2,461,586
	Goodyear Tire & Rubber Co. (The)	432,861	4,566,684
#*	GoPro, Inc., Class A	39,194	350,786
	Graham Holdings Co., Class B	9,095	5,166,960
*	Grand Canyon Education, Inc.	80,578	6,844,295
*	Green Brick Partners, Inc.	14,320	284,968
	Group 1 Automotive, Inc.	40,577	5,584,207
*	GrubHub, Inc.	78,042	5,874,221
#	Guess?, Inc.	146,916	3,411,390
#	H&R Block, Inc.	196,310	3,382,421
#	Hamilton Beach Brands Holding Co., Class A	21,074	404,410
#	Hanesbrands, Inc.	700,239	10,706,654
	Harley-Davidson, Inc.	252,407	10,118,997
	Hasbro, Inc.	122,588	11,501,206
#	Haverty Furniture Cos., Inc.	39,090	1,277,852
	Haverty Furniture Cos., Inc., Class A	1,608	52,638
#*	Helen of Troy, Ltd.	43,661	10,664,199
#*	Hibbett Sports, Inc.	36,630	2,067,763
*	Hilton Grand Vacations, Inc.	173,951	5,169,824
	Hilton Worldwide Holdings, Inc.	209,151	21,205,820
	Home Depot, Inc. (The)	609,996	165,199,117
#	Hooker Furniture Corp.	28,755	866,388
*	Horizon Global Corp.	29,949	283,917
#*	Houghton Mifflin Harcourt Co.	230,437	1,136,054
#	Hyatt Hotels Corp., Class A	57,885	3,800,729
*	Installed Building Products, Inc.	55,478	5,821,307
#	International Game Technology P.L.C.	58,460	941,791
#*	iRobot Corp.	48,149	5,782,695
*	J Alexander's Holdings, Inc.	25,845	189,702
	Jack in the Box, Inc.	33,995	3,200,289
	Johnson Outdoors, Inc., Class A	19,173	2,090,432
	KB Home	105,351	4,386,816
	Kohl's Corp.	295,433	13,016,778
#	Kontoor Brands, Inc.	37,641	1,359,593
#*	Koss Corp.	884	56,576
	L Brands, Inc.	155,937	6,355,992
*	Lakeland Industries, Inc.	13,493	375,105

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lands' End, Inc.	61,326	$1,693,211
	Las Vegas Sands Corp.	269,227	12,947,126
*	Laureate Education, Inc., Class A	64,944	844,921
*»	Lazare Kaplan International Inc.	1,600	225
	La-Z-Boy, Inc.	100,017	3,872,658
#*	Lazydays Holdings, Inc.	2,974	51,034
	LCI Industries	54,831	7,094,035
*	Leaf Group, Ltd.	37,425	202,095
	Lear Corp.	135,342	20,404,160
	Leggett & Platt, Inc.	268,693	11,016,413
	Lennar Corp., Class A	263,561	21,915,097
	Lennar Corp., Class B	21,010	1,406,409
#*	LGI Homes, Inc.	48,714	5,198,271
	Lifetime Brands, Inc.	37,101	515,704
#*	Lincoln Educational Services Corp.	13,808	81,329
*	Liquidity Services, Inc.	77,445	1,511,726
#	Lithia Motors, Inc., Class A	48,477	15,448,650
*	LKQ Corp.	417,629	14,654,602
	Lowe's Cos., Inc.	561,375	93,665,419
*	Luby's, Inc.	519,069	1,494,919
*	Lululemon Athletica, Inc.	63,716	20,942,175
*	Lumber Liquidators Holdings, Inc.	46,392	1,297,120
*	M/I Homes, Inc.	45,749	2,258,628
	Macy's, Inc.	609,715	9,170,114
#*	Magnite, Inc.	172,589	5,978,483
*	Malibu Boats, Inc., Class A	51,858	3,635,764
#	Marine Products Corp.	11,488	187,025
*	MarineMax, Inc.	66,514	2,782,281
	Marriott International, Inc., Class A	182,906	21,273,797
	Marriott Vacations Worldwide Corp.	75,554	9,275,009
#*	MasterCraft Boat Holdings, Inc.	51,077	1,303,996
#*	Mattel, Inc.	270,239	4,896,731
	McDonald's Corp.	422,272	87,765,012
	MDC Holdings, Inc.	134,518	6,997,626
»	Media General, Inc.	34,446	3,231
*	Meritage Homes Corp.	85,142	6,833,497
	MGM Resorts International	434,678	12,414,404
#*	Michaels Cos., Inc. (The)	195,243	3,026,266
*	Modine Manufacturing Co.	102,280	1,283,614
*	Mohawk Industries, Inc.	108,178	15,534,361
*	Monarch Casino & Resort, Inc.	6,425	339,561
#	Monro, Inc.	58,577	3,424,997
#*	Motorcar Parts of America, Inc.	54,774	1,239,536
	Movado Group, Inc.	30,786	636,039
	Murphy USA, Inc.	72,103	8,981,871
	Nathan's Famous, Inc.	8,747	485,546
*	National Vision Holdings, Inc.	131,567	6,100,762
#*	Nautilus, Inc.	69,651	1,707,146
*	New Home Co., Inc. (The)	56,765	298,584
	Newell Brands, Inc.	614,988	14,772,012
	NIKE, Inc., Class B	747,119	99,807,627
	Nobility Homes, Inc.	1,105	27,901
#*	Noodles & Co.	11,233	95,144
*	Norwegian Cruise Line Holdings, Ltd.	314,847	7,131,285
*	NVR, Inc.	3,894	17,314,593
	ODP Corp. (The)	107,714	4,598,311
#*	Ollie's Bargain Outlet Holdings, Inc.	87,334	8,273,150
*	O'Reilly Automotive, Inc.	54,771	23,303,417
#	Oxford Industries, Inc.	36,978	2,412,445

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Papa John's International, Inc.	52,642	$5,384,224
	Patrick Industries, Inc.	59,807	4,130,271
#*	Penn National Gaming, Inc.	165,502	17,165,867
#	Penske Automotive Group, Inc.	173,416	10,377,213
*	Perdoceo Education Corp.	153,914	1,820,803
#	PetMed Express, Inc.	26,614	1,016,655
*	Planet Fitness, Inc., Class A	120,620	8,684,640
*	PlayAGS, Inc.	13,971	71,951
	Polaris, Inc.	118,376	13,810,928
	Pool Corp.	40,221	14,245,474
#*	Potbelly Corp.	44,397	239,300
	PulteGroup, Inc.	520,054	22,622,349
*	Purple Innovation, Inc.	12,494	425,296
	PVH Corp.	124,480	10,613,165
*	Quotient Technology, Inc.	127,255	1,127,479
	Qurate Retail, Inc., Class A	634,821	7,998,745
	Ralph Lauren Corp.	84,251	8,513,564
#	RCI Hospitality Holdings, Inc.	8,400	323,232
*	Red Lion Hotels Corp.	42,441	144,299
#*	Red Robin Gourmet Burgers, Inc.	24,292	636,207
	Red Rock Resorts, Inc., Class A	118,944	2,792,805
#*	Regis Corp.	71,692	680,357
	Rent-A-Center, Inc.	133,011	5,759,376
*	Revolve Group, Inc.	17,035	633,021
#*	RH	22,319	10,609,560
	Rocky Brands, Inc.	7,436	256,245
	Ross Stores, Inc.	225,041	25,044,813
#	Royal Caribbean Cruises, Ltd.	181,804	11,817,260
	Ruth's Hospitality Group, Inc.	75,815	1,379,075
#*	Sally Beauty Holdings, Inc.	142,075	2,145,332
*	Scientific Games Corp., Class A	132,363	5,191,277
*	SeaWorld Entertainment, Inc.	103,881	2,967,880
*	Select Interior Concepts, Inc., Class A	24,436	182,537
	Service Corp. International	213,991	10,791,566
#*	Shake Shack, Inc., Class A	38,688	4,387,993
	Shoe Carnival, Inc.	30,846	1,449,454
	Shutterstock, Inc.	53,377	3,468,971
#	Signet Jewelers, Ltd.	98,427	3,998,105
	Six Flags Entertainment Corp.	18,292	625,586
*	Skechers U.S.A., Inc., Class A	255,721	8,817,260
*	Skyline Champion Corp.	96,528	3,246,237
*	Sleep Number Corp.	42,953	4,627,756
#	Smith & Wesson Brands, Inc.	164,134	2,718,059
#	Sonic Automotive, Inc., Class A	110,656	4,529,150
*	Sonos, Inc.	37,766	987,581
*	Sportsman's Warehouse Holdings, Inc.	119,009	2,085,038
*	Stamps.com, Inc.	39,336	8,980,802
	Standard Motor Products, Inc.	50,632	1,986,293
	Starbucks Corp.	679,863	65,817,537
	Steven Madden, Ltd.	145,902	4,902,307
*	Stoneridge, Inc.	73,619	2,020,842
	Strategic Education, Inc.	35,908	3,173,190
	Strattec Security Corp.	5,496	300,906
*	Stride, Inc.	90,178	2,322,083
	Superior Group of Cos, Inc.	33,980	775,763
#*	Superior Industries International, Inc.	169,709	784,056
	Tapestry, Inc.	406,786	12,862,573
	Target Corp.	366,408	66,382,137
*	Taylor Morrison Home Corp.	279,322	7,256,786

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tempur Sealy International, Inc.	273,808	$7,228,531
*	Tenneco, Inc., Class A	80,858	816,666
*	Terminix Global Holdings, Inc.	213,266	10,168,523
*	Tesla, Inc.	209,330	166,109,635
	Texas Roadhouse, Inc.	123,220	9,390,596
	Thor Industries, Inc.	61,528	7,445,503
	Tilly's, Inc., Class A	42,253	414,079
	TJX Cos., Inc. (The)	679,709	43,528,564
	Toll Brothers, Inc.	231,933	11,851,776
*	TopBuild Corp.	65,045	13,005,748
	Tractor Supply Co.	135,723	19,237,378
#*	TravelCenters of America, Inc.	13,556	372,654
*	Tri Pointe Homes, Inc.	275,412	5,563,322
*	Tupperware Brands Corp.	64,678	1,945,514
*	Turtle Beach Corp.	15,946	476,785
*	Ulta Beauty, Inc.	67,589	18,908,699
*	Under Armour, Inc., Class A	166,465	2,913,137
*	Under Armour, Inc., Class C	224,900	3,366,753
*	Unifi, Inc.	49,869	1,194,363
*	Unique Fabricating, Inc.	4,774	32,941
*	Universal Electronics, Inc.	29,638	1,607,565
*	Universal Technical Institute, Inc.	55,794	339,228
*	Urban Outfitters, Inc.	185,300	5,082,779
	Vail Resorts, Inc.	52,730	14,024,071
#*	Veoneer, Inc.	117,856	3,098,434
*	Vera Bradley, Inc.	61,061	515,965
	VF Corp.	311,084	23,913,027
*	Vince Holding Corp.	4,110	33,661
*	Vista Outdoor, Inc.	129,441	3,775,794
*	Visteon Corp.	45,101	5,749,475
*	VOXX International Corp.	79,250	1,480,390
#*	Wayfair, Inc., Class A	52,381	14,264,394
	Wendy's Co. (The)	363,034	7,405,894
	Weyco Group, Inc.	18,839	325,161
	Whirlpool Corp.	130,168	24,092,795
#	Williams-Sonoma, Inc.	150,831	19,445,133
	Wingstop, Inc.	48,813	7,324,391
	Winmark Corp.	6,666	1,137,420
	Winnebago Industries, Inc.	54,473	3,761,905
#	Wolverine World Wide, Inc.	130,812	3,746,456
#*	WW International, Inc.	104,000	2,762,240
	Wyndham Destinations, Inc.	123,903	5,481,469
	Wyndham Hotels & Resorts, Inc.	155,184	9,027,053
	Wynn Resorts, Ltd.	101,355	10,087,863
*	YETI Holdings, Inc.	44,130	2,904,637
	Yum! Brands, Inc.	172,941	17,551,782
*	ZAGG, Inc.	55,398	230,456
*	Zovio, Inc.	66,789	341,960
*	Zumiez, Inc.	53,015	2,283,886
TOTAL CONSUMER DISCRETIONARY			3,689,335,278
CONSUMER STAPLES — (6.0%)
	Alico, Inc.	15,742	467,537
	Altria Group, Inc.	1,417,807	58,243,512
	Andersons, Inc. (The)	66,984	1,540,632
	Archer-Daniels-Midland Co.	454,815	22,745,298
#	B&G Foods, Inc.	143,133	5,450,505
#*	BJ's Wholesale Club Holdings, Inc.	162,243	6,825,563
*	Boston Beer Co., Inc. (The), Class A	17,285	15,848,444

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Bridgford Foods Corp.	5,919	$99,143
	Brown-Forman Corp., Class A	54,490	3,602,879
	Brown-Forman Corp., Class B	225,181	16,138,722
	Bunge, Ltd.	213,165	13,949,518
	Calavo Growers, Inc.	27,081	2,062,218
*	Cal-Maine Foods, Inc.	70,316	2,695,915
#	Campbell Soup Co.	355,965	17,125,476
#	Casey's General Stores, Inc.	71,921	13,483,749
*	Central Garden & Pet Co.	25,073	1,060,337
*	Central Garden & Pet Co., Class A	89,901	3,506,139
*	Chefs' Warehouse, Inc. (The)	66,165	1,805,643
	Church & Dwight Co., Inc.	215,132	18,163,595
	Clorox Co. (The)	124,336	26,043,419
	Coca-Cola Co. (The)	2,670,749	128,596,564
	Coca-Cola Consolidated, Inc.	13,839	3,693,076
*	Coffee Holding Co., Inc.	300	1,425
	Colgate-Palmolive Co.	471,504	36,777,312
	Conagra Brands, Inc.	442,663	15,316,140
	Constellation Brands, Inc., Class A	88,377	18,641,361
	Costco Wholesale Corp.	266,821	94,035,725
#	Coty, Inc., Class A	1,007,252	6,416,195
*	Cyanotech Corp.	800	2,984
*	Darling Ingredients, Inc.	355,484	22,043,563
#	Edgewell Personal Care Co.	89,379	2,985,259
*	elf Beauty, Inc.	83,578	1,818,657
#	Energizer Holdings, Inc.	73,168	3,207,685
	Estee Lauder Cos., Inc. (The), Class A	159,568	37,761,767
*	Farmer Bros Co.	33,322	174,607
	Flowers Foods, Inc.	449,299	10,315,905
#	Fresh Del Monte Produce, Inc.	105,829	2,589,636
*	Freshpet, Inc.	12,951	1,804,204
	General Mills, Inc.	433,215	25,169,791
#*	Hain Celestial Group, Inc. (The)	150,993	6,279,044
*	Herbalife Nutrition, Ltd.	222,955	11,361,787
	Hershey Co. (The)	123,243	17,924,462
#	Hormel Foods Corp.	431,000	20,196,660
*	Hostess Brands, Inc.	260,999	4,006,335
#	Ingles Markets, Inc., Class A	36,506	1,736,225
	Ingredion, Inc.	144,571	10,910,773
	Inter Parfums, Inc.	44,959	2,795,551
	J&J Snack Foods Corp.	27,447	4,190,059
	JM Smucker Co. (The)	125,275	14,583,263
	John B. Sanfilippo & Son, Inc.	19,022	1,529,939
	Kellogg Co.	308,281	18,170,082
#	Keurig Dr Pepper, Inc.	326,838	10,393,448
	Kimberly-Clark Corp.	198,892	26,273,633
	Kraft Heinz Co. (The)	501,643	16,810,057
	Kroger Co. (The)	1,392,623	48,045,493
	Lamb Weston Holdings, Inc.	109,413	8,173,151
	Lancaster Colony Corp.	47,444	8,282,774
*	Landec Corp.	58,908	627,959
*	Lifevantage Corp.	11,327	101,263
*	Lifeway Foods, Inc.	13,678	82,342
#	Limoneira Co.	35,823	572,093
	Mannatech, Inc.	1,435	27,121
	McCormick & Co., Inc.	8,596	778,884
	McCormick & Co., Inc. Non-Voting	234,446	20,992,295
	Medifast, Inc.	18,516	4,345,150
	MGP Ingredients, Inc.	30,287	1,753,617

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Molson Coors Beverage Co., Class B	225,082	$11,290,113
	Molson Coors Brewing Co., Class A	1,162	65,758
	Mondelez International, Inc., Class A	577,565	32,020,204
*	Monster Beverage Corp.	241,563	20,974,915
#	National Beverage Corp.	46,661	7,071,008
#	Natura & Co. Holding SA, ADR	210,922	3,756,521
*	Natural Alternatives International, Inc.	9,699	139,375
	Natural Grocers by Vitamin Cottage, Inc.	54,081	900,449
#	Natural Health Trends Corp.	13,193	71,506
*	Nature's Sunshine Products, Inc.	34,510	553,885
	Nu Skin Enterprises, Inc., Class A	106,211	6,146,431
#	Ocean Bio-Chem, Inc.	3,050	38,064
	Oil-Dri Corp. of America	8,525	295,562
	PepsiCo, Inc.	1,155,131	157,756,241
*	Performance Food Group Co.	240,204	11,260,764
	Philip Morris International, Inc.	773,755	61,629,586
*	Pilgrim's Pride Corp.	258,564	5,010,970
*	Post Holdings, Inc.	162,366	15,400,415
	PriceSmart, Inc.	51,394	4,824,869
	Procter & Gamble Co. (The)	1,579,025	202,446,795
#*	Rite Aid Corp.	52,805	1,388,243
	Rocky Mountain Chocolate Factory, Inc.	5,266	22,433
*	S&W Seed Co.	43,698	152,943
	Sanderson Farms, Inc.	36,031	4,907,062
	Seaboard Corp.	550	1,730,415
*	Seneca Foods Corp., Class A	18,887	684,654
*	Seneca Foods Corp., Class B	1,493	57,480
*	Simply Good Foods Co. (The)	139,041	3,968,230
	SpartanNash Co.	87,356	1,617,833
	Spectrum Brands Holdings, Inc.	102,207	7,723,783
*	Sprouts Farmers Market, Inc.	266,232	6,030,155
	Sysco Corp.	384,001	27,459,912
#	Tootsie Roll Industries, Inc.	35,684	1,412,373
#*	TreeHouse Foods, Inc.	121,874	5,146,739
#	Turning Point Brands, Inc.	16,261	765,893
	Tyson Foods, Inc., Class A	251,620	16,181,682
#*	United Natural Foods, Inc.	129,013	3,493,672
	United-Guardian, Inc.	1,741	24,322
	Universal Corp.	53,407	2,449,779
*	US Foods Holding Corp.	396,826	12,297,638
*	USANA Health Sciences, Inc.	36,462	3,017,595
	Vector Group, Ltd.	225,683	2,649,518
#*	Veru, Inc.	32,722	288,608
	Village Super Market, Inc., Class A	19,467	410,170
	Walgreens Boots Alliance, Inc.	550,030	27,639,007
	Walmart, Inc.	863,854	121,362,848
	WD-40 Co.	16,771	5,105,260
#	Weis Markets, Inc.	54,171	2,669,547
TOTAL CONSUMER STAPLES			1,705,464,785
ENERGY — (2.6%)
	Adams Resources & Energy, Inc.	3,234	78,295
#	Antero Midstream Corp.	25,624	207,554
*	Antero Resources Corp.	447,117	3,102,992
	Arch Resources, Inc.	29,655	1,421,068
	Archrock, Inc.	278,209	2,467,714
#	Ardmore Shipping Corp.	67,647	216,470
*	Aspen Aerogels, Inc.	34,067	683,384
	Baker Hughes Co.	537,224	10,792,830

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Berry Corp.	86,019	$331,173
*	Bonanza Creek Energy, Inc.	42,832	884,909
*	Bristow Group, Inc.	15,448	373,996
#	Cabot Oil & Gas Corp.	728,763	13,358,226
	Cactus, Inc., Class A	57,555	1,507,941
*	Callon Petroleum Co.	641	8,871
*	ChampionX Corp.	347,258	5,309,575
*	Cheniere Energy, Inc.	198,775	12,588,421
	Chevron Corp.	958,805	81,690,186
	Cimarex Energy Co.	173,207	7,305,871
*	Clean Energy Fuels Corp.	381,633	3,904,106
*	CNX Resources Corp.	403,162	5,108,063
	ConocoPhillips	1,608,645	64,394,059
#*	CONSOL Energy, Inc.	57,969	470,708
#	Continental Resources, Inc.	277,636	5,466,653
	Core Laboratories NV	48,084	1,585,810
#	CVR Energy, Inc.	172,043	2,941,935
*	Dawson Geophysical Co.	152,859	394,376
	Delek US Holdings, Inc.	133,980	2,513,465
	Devon Energy Corp.	1,225,372	20,169,623
	DHT Holdings, Inc.	380,733	2,044,536
	Diamondback Energy, Inc.	103,222	5,851,655
#	DMC Global, Inc.	25,843	1,477,444
*	Dorian LPG, Ltd.	114,978	1,332,595
*	Dril-Quip, Inc.	75,520	2,274,662
*	Earthstone Energy, Inc., Class A	53,052	272,687
	EnLink Midstream LLC	258,961	1,007,358
	EOG Resources, Inc.	530,165	27,017,208
#*	Epsilon Energy, Ltd.	60,463	211,016
	EQT Corp.	392,858	6,407,514
	Equitrans Midstream Corp.	332,030	2,208,000
	Evolution Petroleum Corp.	61,222	194,686
*	Exterran Corp.	61,573	265,995
	Exxon Mobil Corp.	2,164,089	97,037,751
#*	Forum Energy Technologies, Inc.	19,042	282,393
*	Frank's International NV	376,480	1,046,614
#	GasLog, Ltd.	152,700	626,070
*	Geospace Technologies Corp.	24,656	200,946
*	Goodrich Petroleum Corp.	25,923	250,675
#*	Green Plains, Inc.	76,318	1,466,069
*	Gulf Island Fabrication, Inc.	63,013	214,244
	Halliburton Co.	1,222,642	21,555,178
#*	Helix Energy Solutions Group, Inc.	278,764	1,148,508
	Helmerich & Payne, Inc.	193,524	4,698,763
	Hess Corp.	302,315	16,318,964
#*	Highpoint Resources Corp.	4,118	44,804
	HollyFrontier Corp.	257,128	7,317,863
*	Independence Contract Drilling, Inc.	2,220	8,170
	International Seaways, Inc.	56,633	906,694
	Kinder Morgan, Inc.	1,106,475	15,579,168
#*	KLX Energy Services Holdings, Inc.	5,841	49,006
#*	Laredo Petroleum, Inc.	22,285	518,572
#	Liberty Oilfield Services, Inc., Class A	59,950	720,599
*	Mammoth Energy Services, Inc.	26,686	104,876
	Marathon Oil Corp.	1,269,523	9,191,347
	Marathon Petroleum Corp.	528,844	22,824,907
*	Matador Resources Co.	212,733	3,250,560
*	Mind Technology, Inc.	56,141	120,142
#	Murphy Oil Corp.	290,717	3,596,169

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Nabors Industries, Ltd.	19,615	$1,400,903
	NACCO Industries, Inc., Class A	13,931	333,926
*	Natural Gas Services Group, Inc.	25,016	204,881
	Navios Maritime Acquisition Corp.	4,219	14,218
*	Newpark Resources, Inc.	166,702	398,418
*	NexTier Oilfield Solutions, Inc.	368,639	1,223,882
#	Nordic American Tankers, Ltd.	66,157	195,825
	NOV, Inc.	504,482	6,245,487
	Occidental Petroleum Corp.	1,041,418	20,890,845
*	Oceaneering International, Inc.	176,225	1,489,101
*	Oil States International, Inc.	113,375	634,900
	ONEOK, Inc.	384,207	15,302,965
*	Overseas Shipholding Group, Inc., Class A	57,814	119,675
*	Par Pacific Holdings, Inc.	113,010	1,500,773
#	Patterson-UTI Energy, Inc.	348,143	2,141,079
#	PBF Energy, Inc., Class A	215,530	1,825,539
*	PDC Energy, Inc.	222,032	4,820,315
#*	Peabody Energy Corp.	181,682	695,842
#*	Penn Virginia Corp.	28,158	282,706
	Phillips 66	302,239	20,491,804
	PHX Minerals, Inc.	28,869	79,390
	Pioneer Natural Resources Co.	229,244	27,715,600
*	PrimeEnergy Resources Corp.	2,614	93,529
*	ProPetro Holding Corp.	182,468	1,457,919
	Range Resources Corp.	475,171	4,376,325
#*	Ranger Energy Services, Inc.	10,562	47,846
#*	Renewable Energy Group, Inc.	98,363	8,813,325
*	REX American Resources Corp.	11,500	879,750
#*	Ring Energy, Inc.	5,382	6,028
#*	RPC, Inc.	299,380	1,335,235
*	SandRidge Energy, Inc.	36,068	152,207
	Schlumberger, N.V.	1,102,707	24,491,122
#	Scorpio Tankers, Inc.	111,229	1,383,689
#*	SEACOR Marine Holdings, Inc.	38,211	103,170
*	Select Energy Services, Inc., Class A	162,693	816,719
#	SFL Corp., Ltd.	242,192	1,530,653
*	SilverBow Resources, Inc.	16,003	86,896
#*	Smart Sand, Inc.	48,900	88,998
	Solaris Oilfield Infrastructure, Inc., Class A	67,049	610,146
*	Southwestern Energy Co.	1,497,049	5,643,875
*	Talos Energy, Inc.	110,939	938,544
	Targa Resources Corp.	315,948	8,647,497
	TechnipFMC P.L.C.	433,108	4,629,925
#*	Teekay Tankers, Ltd., Class A	57,022	584,476
*	TETRA Technologies, Inc.	142,621	203,948
#*	Tidewater, Inc.	74,980	711,560
#	US Silica Holdings, Inc.	137,265	1,117,337
	Valero Energy Corp.	343,771	19,398,998
#*	W&T Offshore, Inc.	209,904	507,968
	Williams Cos., Inc. (The)	907,838	19,273,401
	World Fuel Services Corp.	137,719	4,212,824
TOTAL ENERGY			729,074,666
FINANCIALS — (12.6%)
	1st Constitution Bancorp	16,553	255,413
	1st Source Corp.	58,116	2,286,865
	ACNB Corp.	13,445	336,797
#	Affiliated Managers Group, Inc.	70,504	7,768,836
*	Affinity Bancshares, Inc.	7,922	84,607

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Aflac, Inc.	483,741	$21,855,418
	Alleghany Corp.	13,754	7,796,455
	Allegiance Bancshares, Inc.	41,667	1,465,845
	Allstate Corp. (The)	375,247	40,218,973
	Ally Financial, Inc.	566,494	21,436,133
	Altabancorp	20,747	668,261
	A-Mark Precious Metals, Inc.	8,896	254,248
*	Ambac Financial Group, Inc.	25,628	369,556
	American Equity Investment Life Holding Co.	166,321	4,854,910
	American Express Co.	435,706	50,655,180
	American Financial Group, Inc.	119,839	11,281,643
	American International Group, Inc.	525,775	19,685,016
	American National Bankshares, Inc.	22,485	628,456
	American National Group, Inc.	27,596	2,438,934
#	American River Bankshares	8,283	107,016
	Ameriprise Financial, Inc.	222,993	44,123,625
	Ameris Bancorp	126,400	4,943,504
	AMERISAFE, Inc.	36,226	2,010,543
	AmeriServ Financial, Inc.	8,436	28,682
	Ames National Corp.	17,858	401,984
	Aon P.L.C., Class A	192,139	39,023,431
*	Arch Capital Group, Ltd.	379,782	11,928,953
	Ares Management Corp., Class A	94,871	4,284,374
	Argo Group International Holdings, Ltd.	73,902	2,981,946
	Arrow Financial Corp.	31,358	921,925
	Arthur J Gallagher & Co.	183,888	21,222,514
	Artisan Partners Asset Management, Inc., Class A	71,142	3,443,273
	Associated Banc-Corp	277,595	4,980,054
#	Associated Capital Group, Inc., Class A	5,637	185,119
	Assurant, Inc.	97,711	13,236,909
	Assured Guaranty, Ltd.	183,265	6,551,724
*	Athene Holding, Ltd., Class A	235,339	9,623,012
*	Atlantic American Corp.	2,737	6,541
*	Atlantic Capital Bancshares, Inc.	46,459	831,152
	Atlantic Union Bankshares Corp.	143,174	4,701,834
*	Atlanticus Holdings Corp.	14,132	363,616
	Auburn National BanCorp, Inc.	1,203	47,555
	Axis Capital Holdings, Ltd.	137,209	6,297,893
*	Axos Financial, Inc.	117,359	4,571,133
	Banc of California, Inc.	106,629	1,796,699
#	BancFirst Corp.	60,430	3,482,581
*	Bancorp, Inc. (The)	140,123	2,349,863
	BancorpSouth Bank	159,590	4,412,663
	Bank of America Corp.	4,711,985	139,710,355
	Bank of Commerce Holdings	33,443	338,778
#	Bank of Hawaii Corp.	69,691	5,449,139
	Bank of Marin Bancorp	24,066	893,811
	Bank of New York Mellon Corp. (The)	656,861	26,162,774
	Bank of NT Butterfield & Son, Ltd. (The)	113,250	3,443,933
	Bank of Princeton (The)	9,863	230,005
	Bank of South Carolina Corp.	5,861	95,476
	Bank of the James Financial Group, Inc.	3,058	42,659
	Bank OZK	227,881	8,468,058
	BankFinancial Corp.	29,449	249,728
	BankUnited, Inc.	168,075	5,823,799
	Bankwell Financial Group, Inc.	8,501	165,344
	Banner Corp.	63,952	2,828,597
	Bar Harbor Bankshares	22,343	480,598
*	Baycom Corp.	2,513	36,941

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	29,823	$342,368
*	Berkshire Hathaway, Inc., Class B	988,303	225,204,605
	Berkshire Hills Bancorp, Inc.	93,583	1,551,606
	BGC Partners, Inc., Class A	582,851	2,069,121
	BlackRock, Inc.	61,690	43,260,729
	Blackstone Group, Inc. (The), Class A	312,752	21,013,807
*	Blucora, Inc.	54,213	897,767
	BOK Financial Corp.	97,679	7,214,571
	Boston Private Financial Holdings, Inc.	179,601	2,189,336
*	Bridgewater Bancshares, Inc.	13,739	176,409
*	Brighthouse Financial, Inc.	138,514	4,897,855
	BrightSphere Investment Group, Inc.	134,503	2,465,440
	Brookline Bancorp, Inc.	159,949	2,013,758
	Brown & Brown, Inc.	289,297	12,465,808
	Bryn Mawr Bank Corp.	39,959	1,241,926
	C&F Financial Corp.	6,412	252,440
	Cadence BanCorp	226,544	4,059,668
»	Calamos Asset Management, Inc., Class A	19,363	0
	Cambridge Bancorp	2,265	166,478
	Camden National Corp.	32,220	1,209,861
*	Cannae Holdings, Inc.	169,978	6,457,464
#	Capital City Bank Group, Inc.	34,427	768,755
	Capital One Financial Corp.	339,644	35,411,283
	Capitol Federal Financial, Inc.	311,084	3,863,663
	Capstar Financial Holdings, Inc.	35,598	516,171
#	Cathay General Bancorp	134,527	4,549,703
	Cboe Global Markets, Inc.	94,170	8,638,214
	CBTX, Inc.	12,697	334,185
	CCUR Holdings, Inc.	5,951	17,258
	Central Pacific Financial Corp.	39,971	794,623
	Central Valley Community Bancorp	13,713	209,809
	Century Bancorp, Inc., Class A	7,876	623,779
	CF Bankshares, Inc.	2,535	42,816
	Charles Schwab Corp. (The)	1,329,586	68,526,862
	Chemung Financial Corp.	9,008	301,408
	Chubb, Ltd.	240,139	34,981,048
	Cincinnati Financial Corp.	131,496	11,057,499
	CIT Group, Inc.	179,287	6,615,690
	Citigroup, Inc.	1,060,314	61,487,609
	Citizens & Northern Corp.	13,301	254,182
#	Citizens Community Bancorp, Inc.	18,370	202,621
	Citizens Financial Group, Inc.	421,040	15,342,698
	Citizens Holding Co.	1,272	25,682
#*	Citizens, Inc.	39,312	237,838
	City Holding Co.	29,158	2,013,360
	Civista Bancshares, Inc.	27,140	462,737
	CME Group, Inc.	151,962	27,617,574
	CNA Financial Corp.	46,149	1,773,045
	CNB Financial Corp.	32,003	673,023
	CNO Financial Group, Inc.	184,317	3,909,364
*	Coastal Financial Corp.	3,622	71,716
	Codorus Valley Bancorp, Inc.	17,121	270,512
	Cohen & Steers, Inc.	88,782	5,815,221
	Colony Bankcorp, Inc.	13,348	184,870
	Columbia Banking System, Inc.	129,142	4,974,550
	Comerica, Inc.	198,601	11,359,977
#	Commerce Bancshares, Inc.	192,658	12,879,187
	Community Bank System, Inc.	115,603	7,496,855
	Community Bankers Trust Corp.	39,875	287,898

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community Financial Corp. (The)	9,835	$234,073
	Community Trust Bancorp, Inc.	39,856	1,453,150
	Community West Bancshares	9,137	80,497
	ConnectOne Bancorp, Inc.	78,345	1,664,831
#*	Consumer Portfolio Services, Inc.	137,807	578,789
	County Bancorp, Inc.	12,334	266,784
#	Cowen, Inc., Class A	33,497	842,450
	Crawford & Co., Class A	73,029	555,751
	Crawford & Co., Class B	53,098	416,294
#*	Credit Acceptance Corp.	25,754	9,935,121
	Cullen/Frost Bankers, Inc.	97,374	8,981,778
*	Customers Bancorp, Inc.	59,614	1,324,623
	CVB Financial Corp.	243,472	4,730,661
	Diamond Hill Investment Group, Inc.	10,114	1,499,198
	Dime Community Bancshares, Inc.	85,536	1,360,022
	Dime Community Bancshares, Inc.	43,043	1,051,540
	Discover Financial Services	279,220	23,326,039
	Donegal Group, Inc., Class A	102,385	1,420,080
	Donegal Group, Inc., Class B	2,147	26,795
*	Donnelley Financial Solutions, Inc.	79,822	1,428,016
	Eagle Bancorp Montana, Inc.	10,879	232,702
	Eagle Bancorp, Inc.	67,893	2,884,774
	East West Bancorp, Inc.	229,404	13,750,476
	Eaton Vance Corp.	208,695	14,011,782
#*	eHealth, Inc.	34,428	1,647,380
#*	Elevate Credit, Inc.	58,383	249,879
#	Elmira Savings Bank	3,961	49,196
	Employers Holdings, Inc.	66,819	2,037,980
#*	Encore Capital Group, Inc.	69,740	2,071,278
*	Enova International, Inc.	84,162	1,902,061
*	Enstar Group, Ltd.	26,644	5,334,395
	Enterprise Bancorp, Inc.	8,490	215,137
	Enterprise Financial Services Corp.	51,453	1,816,805
	Equitable Holdings, Inc.	369,890	9,165,874
*	Equity Bancshares, Inc., Class A	32,237	711,793
	Erie Indemnity Co., Class A	51,686	12,564,867
*	Esquire Financial Holdings, Inc.	10,386	229,323
	ESSA Bancorp, Inc.	9,594	137,002
	Essent Group, Ltd.	161,779	6,767,216
	Evans Bancorp, Inc.	8,786	261,120
	Evercore, Inc., Class A	85,610	9,340,051
	Everest Re Group, Ltd.	42,252	8,918,552
*	EZCORP, Inc., Class A	111,192	499,252
	FactSet Research Systems, Inc.	37,467	11,327,773
	Farmers & Merchants Bancorp, Inc.	1,121	25,671
	Farmers National Banc Corp.	27,473	365,940
#	FB Financial Corp.	94,585	3,533,696
	FBL Financial Group, Inc., Class A	53,806	3,015,288
	Federal Agricultural Mortgage Corp., Class A	1,374	92,140
	Federal Agricultural Mortgage Corp., Class C	20,856	1,585,056
	Federated Hermes, Inc., Class B	219,998	5,939,946
	FedNat Holding Co.	33,200	172,640
*	FFBW, Inc.	7,231	74,552
*	FG Financial Group, Inc.	1,369	4,915
#	Fidelity D&D Bancorp, Inc.	1,322	65,056
	Fidelity National Financial, Inc.	345,115	12,527,674
	Fifth Third Bancorp	628,365	18,178,599
	Financial Institutions, Inc.	37,773	864,624
	First American Financial Corp.	203,664	10,649,591

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	First Bancorp	61,871	$2,107,326
	First BanCorp	479,927	4,367,336
	First Bancorp, Inc. (The)	21,518	517,078
	First Bancshares, Inc.	200	2,905
	First Bancshares, Inc. (The)	9,134	273,472
	First Bank	19,222	173,959
	First Busey Corp.	109,363	2,260,533
	First Business Financial Services, Inc.	16,313	314,188
#	First Capital, Inc.	3,880	186,201
	First Choice Bancorp	7,938	156,061
	First Citizens BancShares, Inc., Class A	16,599	9,892,838
	First Commonwealth Financial Corp.	209,065	2,452,332
	First Community Bancshares, Inc.	39,477	847,176
	First Community Corp.	13,022	221,244
	First Financial Bancorp	210,124	3,849,472
	First Financial Bankshares, Inc.	206,746	7,831,538
	First Financial Corp.	12,021	461,486
	First Financial Northwest, Inc.	14,137	180,105
	First Foundation, Inc.	97,966	1,984,791
	First Hawaiian, Inc.	177,102	4,117,621
	First Horizon National Corp.	921,728	12,802,802
	First Internet Bancorp	19,229	588,792
	First Interstate BancSystem, Inc., Class A	86,341	3,337,943
	First Merchants Corp.	109,711	4,132,813
	First Mid Bancshares, Inc.	19,699	667,205
	First Midwest Bancorp, Inc.	213,480	3,528,824
	First Northwest Bancorp	19,278	264,109
	First of Long Island Corp. (The)	51,943	869,006
	First Republic Bank	144,439	20,942,211
	First Savings Financial Group, Inc.	905	54,653
	First United Corp.	12,304	192,312
	First US Bancshares, Inc.	5,297	45,978
*	First Western Financial, Inc.	526	9,715
	FirstCash, Inc.	72,932	4,294,236
	Flagstar Bancorp, Inc.	124,801	5,347,723
	Flushing Financial Corp.	62,746	1,146,997
	FNB Corp.	525,072	5,177,210
	Franklin Resources, Inc.	421,285	11,075,583
	FS Bancorp, Inc.	9,089	487,352
	Fulton Financial Corp.	348,966	4,676,144
#*	FVCBankcorp, Inc.	1,234	19,041
	GAMCO Investors, Inc., Class A	16,874	300,526
*	Genworth Financial, Inc., Class A	148,223	420,953
	German American Bancorp, Inc.	56,588	1,914,372
	Glacier Bancorp, Inc.	165,152	7,704,341
#	Global Indemnity Group LLC, Class A	19,910	542,548
	Globe Life, Inc.	120,236	10,868,132
	Goldman Sachs Group, Inc. (The)	178,122	48,301,343
	Goosehead Insurance, Inc., Class A	19,266	2,573,938
	Great Southern Bancorp, Inc.	26,148	1,285,697
	Great Western Bancorp, Inc.	104,047	2,497,128
*	Green Dot Corp., Class A	103,702	5,208,951
	Greenhill & Co., Inc.	21,781	252,877
#*	Greenlight Capital Re, Ltd., Class A	58,568	439,846
	Guaranty Bancshares, Inc.	10,937	365,077
	Guaranty Federal Bancshares, Inc.	6,257	109,060
*	Hallmark Financial Services, Inc.	16,543	59,555
	Hamilton Lane, Inc., Class A	33,121	2,496,330
	Hancock Whitney Corp.	160,416	5,476,602

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hanmi Financial Corp.	64,947	$897,568
	Hanover Insurance Group, Inc. (The)	76,878	8,646,469
*	HarborOne Bancrop, Inc.	45,499	494,119
	Hartford Financial Services Group, Inc. (The)	524,344	25,178,999
	Hawthorn Bancshares, Inc.	10,507	192,909
#	HCI Group, Inc.	21,758	1,210,398
	Heartland Financial USA, Inc.	77,609	3,310,800
#	Hennessy Advisors, Inc.	13,944	119,500
	Heritage Commerce Corp.	121,422	1,066,085
	Heritage Financial Corp.	79,845	1,884,342
	Heritage Insurance Holdings, Inc.	53,431	497,977
	Hilltop Holdings, Inc.	177,004	5,317,200
	Hingham Institution For Savings (The)	3,464	759,517
*	HMN Financial, Inc.	6,890	123,469
	Home Bancorp, Inc.	14,364	404,490
	Home BancShares, Inc.	305,401	6,474,501
	Home Federal Bancorp, Inc.	1,074	33,294
	HomeStreet, Inc.	50,976	1,855,526
	HomeTrust Bancshares, Inc.	761	15,981
	Hope Bancorp, Inc.	273,433	3,056,981
	Horace Mann Educators Corp.	75,310	2,949,893
	Horizon Bancorp, Inc.	82,626	1,307,970
	Houlihan Lokey, Inc.	61,437	3,984,189
*	Howard Bancorp, Inc.	31,934	386,401
	Huntington Bancshares, Inc.	1,002,586	13,259,200
*	ICC Holdings, Inc.	1,000	14,230
	IF Bancorp, Inc.	2,855	56,529
	Independence Holding Co.	20,781	800,276
	Independent Bank Corp.	55,436	4,162,135
	Independent Bank Corp.	43,834	804,792
	Independent Bank Group, Inc.	78,727	4,835,412
	Interactive Brokers Group, Inc., Class A	122,646	7,504,709
	Intercontinental Exchange, Inc.	306,056	33,773,280
	International Bancshares Corp.	132,993	5,028,465
	Invesco, Ltd.	471,520	9,708,597
	Investar Holding Corp.	18,897	304,809
	Investors Bancorp, Inc.	496,062	5,709,674
	Investors Title Co.	3,752	536,536
	James River Group Holdings, Ltd.	67,709	3,011,696
	Janus Henderson Group P.L.C.	263,590	8,108,028
	Jefferies Financial Group, Inc.	412,078	9,622,021
	JPMorgan Chase & Co.	2,201,688	283,291,195
	Kearny Financial Corp.	198,330	2,052,716
	Kemper Corp.	128,834	9,063,472
	Kentucky First Federal Bancorp	6,958	43,696
	KeyCorp	944,472	15,923,798
	Kingstone Cos., Inc.	16,836	118,020
	Kinsale Capital Group, Inc.	25,262	4,738,141
	KKR & Co., Inc., Class A	271,344	10,568,849
	Lake Shore Bancorp, Inc.	2,985	39,402
	Lakeland Bancorp, Inc.	92,507	1,212,767
	Lakeland Financial Corp.	51,149	3,002,446
	Landmark Bancorp, Inc.	6,558	154,834
	Lazard, Ltd., Class A	220,210	9,072,652
#	LCNB Corp.	24,728	380,317
*	LendingClub Corp.	132,457	1,437,158
#*	LendingTree, Inc.	13,788	4,488,270
	Level One Bancorp, Inc.	7,157	149,223
#*	Limestone Bancorp, Inc.	8,255	107,728

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lincoln National Corp.	169,548	$7,712,739
#	Live Oak Bancshares, Inc.	81,213	3,238,774
	Loews Corp.	271,164	12,281,018
	LPL Financial Holdings, Inc.	167,995	18,200,578
	M&T Bank Corp.	127,995	16,955,498
	Macatawa Bank Corp.	68,654	569,828
	Mackinac Financial Corp.	18,037	225,823
#*	Magyar Bancorp, Inc.	3,261	34,567
*	Maiden Holdings, Ltd.	207,192	476,542
#*	MainStreet Bancshares, Inc.	901	15,389
*	Malvern Bancorp, Inc.	13,382	211,703
	Manning & Napier, Inc.	13,893	85,025
*	Markel Corp.	10,873	10,541,156
	MarketAxess Holdings, Inc.	33,830	18,293,911
	Marlin Business Services Corp.	22,183	316,108
	Marsh & McLennan Cos., Inc.	310,585	34,136,397
*	MBIA, Inc.	296,282	1,819,171
	Mercantile Bank Corp.	34,968	949,381
	Mercury General Corp.	107,082	5,676,417
	Meridian Bancorp, Inc.	109,627	1,660,849
	Meta Financial Group, Inc.	76,339	2,948,976
	MetLife, Inc.	497,489	23,954,095
*	Metropolitan Bank Holding Corp.	3,159	125,286
	MGIC Investment Corp.	174,562	2,045,867
	Mid Penn Bancorp, Inc.	997	21,695
	Middlefield Banc Corp.	11,702	239,891
	Midland States Bancorp, Inc.	27,625	508,024
	MidWestOne Financial Group, Inc.	14,231	349,940
*	MMA Capital Holdings, Inc.	10,053	238,055
	Moelis & Co., Class A	78,533	3,903,875
	Moody's Corp.	126,396	33,654,199
	Morgan Stanley	1,265,323	84,839,907
	Morningstar, Inc.	73,785	16,962,434
*	Mr Cooper Group, Inc.	20,870	568,290
	MSCI, Inc.	54,902	21,702,761
	MVB Financial Corp.	18,456	413,599
	Nasdaq, Inc.	156,927	21,227,515
	National Bank Holdings Corp., Class A	69,250	2,303,948
	National Bankshares, Inc.	2,559	79,329
*	National Holdings Corp.	4,900	16,023
	National Security Group, Inc. (The)	312	3,541
	National Western Life Group, Inc., Class A	7,419	1,335,420
#	Navient Corp.	431,770	4,859,571
	NBT Bancorp, Inc.	95,328	3,146,777
	Nelnet, Inc., Class A	64,519	4,438,262
	New York Community Bancorp, Inc.	744,490	7,787,365
»	NewStar Financial, Inc.	71,934	7,308
*	NI Holdings, Inc.	14,645	248,965
*	Nicholas Financial, Inc.	9,629	88,394
*	Nicolet Bankshares, Inc.	14,133	958,076
*	NMI Holdings, Inc., Class A	135,194	2,867,465
*	Northeast Bank	16,291	424,543
	Northern Trust Corp.	212,920	18,990,335
	Northfield Bancorp, Inc.	114,330	1,413,119
	Northrim BanCorp, Inc.	8,802	282,720
	Northwest Bancshares, Inc.	242,912	3,097,128
	Norwood Financial Corp.	4,680	115,502
#	Oak Valley Bancorp	8,602	133,761
	OceanFirst Financial Corp.	126,123	2,290,394

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Oconee Federal Financial Corp.	365	$8,902
*	Ocwen Financial Corp.	810	19,813
	OFG Bancorp	98,751	1,696,542
	Ohio Valley Banc Corp.	5,333	114,606
	Old National Bancorp	352,951	5,926,047
	Old Point Financial Corp.	2,092	40,689
	Old Republic International Corp.	490,431	8,876,801
	Old Second Bancorp, Inc.	4,388	43,090
	OneMain Holdings, Inc.	299,118	13,926,934
	Oppenheimer Holdings, Inc., Class A	13,697	474,875
	Origin Bancorp, Inc.	3,001	94,802
	Orrstown Financial Services, Inc.	21,101	365,258
*	Pacific Mercantile Bancorp	39,209	231,333
	Pacific Premier Bancorp, Inc.	201,731	6,707,556
	PacWest Bancorp	172,640	5,212,002
*	Palomar Holdings, Inc.	3,873	385,712
#	Park National Corp.	30,887	3,336,105
	Parke Bancorp, Inc.	25,939	449,263
	Pathfinder Bancorp, Inc.	4,141	49,071
#	Patriot National Bancorp, Inc.	1,773	17,695
#	PCB Bancorp	3,606	42,695
	PCSB Financial Corp.	28,016	412,816
	Peapack-Gladstone Financial Corp.	40,657	956,253
	Penns Woods Bancorp, Inc.	12,528	269,853
	Pennymac Financial Services, Inc.	119,598	6,936,684
	Peoples Bancorp of North Carolina, Inc.	6,872	138,127
	Peoples Bancorp, Inc.	44,002	1,342,061
	Peoples Financial Services Corp.	1,679	60,478
	People's United Financial, Inc.	670,902	9,164,521
	Pinnacle Financial Partners, Inc.	122,639	8,404,451
	Piper Sandler Cos.	33,328	3,043,846
	PJT Partners, Inc., Class A	22,127	1,526,542
	Plumas Bancorp	9,875	245,888
	PNC Financial Services Group, Inc. (The)	254,580	36,537,322
*	Ponce de Leon Federal Bank	27,141	255,668
	Popular, Inc.	152,466	8,652,445
#*	PRA Group, Inc.	98,207	3,237,885
	Preferred Bank	32,744	1,581,208
	Premier Financial Bancorp, Inc.	23,639	363,331
	Premier Financial Corp.	77,450	2,150,012
	Primerica, Inc.	100,384	13,984,495
	Principal Financial Group, Inc.	281,001	13,844,919
	ProAssurance Corp.	100,109	1,834,998
	PROG Holdings, Inc.	127,784	6,028,849
	Progressive Corp. (The)	433,468	37,794,075
	Prosperity Bancshares, Inc.	165,092	11,133,804
#	Protective Insurance Corp., Class A	1,488	23,004
	Protective Insurance Corp., Class B	19,634	276,250
	Provident Bancorp, Inc.	24,763	285,517
	Provident Financial Holdings, Inc.	16,764	269,062
	Provident Financial Services, Inc.	170,216	3,152,400
	Prudential Bancorp, Inc.	14,780	174,552
	Prudential Financial, Inc.	268,760	21,038,533
	Pzena Investment Management, Inc., Class A	8,560	71,048
	QCR Holdings, Inc.	29,380	1,139,356
	Radian Group, Inc.	139,181	2,672,275
*	Randolph Bancorp, Inc.	7,527	143,013
	Raymond James Financial, Inc.	167,757	16,763,957
	RBB Bancorp	3,020	50,132

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Regional Management Corp.	26,063	$737,583
	Regions Financial Corp.	1,040,866	17,705,131
	Reinsurance Group of America, Inc.	76,308	8,016,155
	RenaissanceRe Holdings, Ltd.	65,692	9,882,704
#	Renasant Corp.	123,507	4,372,148
	Republic Bancorp, Inc., Class A	30,924	1,116,047
#*	Republic First Bancorp, Inc.	109,335	306,138
	Riverview Bancorp, Inc.	53,727	279,918
	RLI Corp.	70,993	6,870,703
	S&P Global, Inc.	140,186	44,438,962
	S&T Bancorp, Inc.	86,264	2,191,106
#*	Safeguard Scientifics, Inc.	41,559	283,848
	Safety Insurance Group, Inc.	36,412	2,674,097
	Salisbury Bancorp, Inc.	4,314	158,194
	Sandy Spring Bancorp, Inc.	79,969	2,657,370
	Santander Consumer USA Holdings, Inc.	479,130	10,588,773
	SB Financial Group, Inc.	9,396	162,363
*	Seacoast Banking Corp. of Florida	56,533	1,721,430
*	Security National Financial Corp., Class A	19,749	169,841
	SEI Investments Co.	199,571	10,547,327
*	Select Bancorp, Inc.	35,213	332,411
	Selective Insurance Group, Inc.	111,647	7,254,822
	ServisFirst Bancshares, Inc.	95,641	3,928,932
	Severn Bancorp, Inc.	18,007	137,754
	Shore Bancshares, Inc.	23,908	316,781
	Sierra Bancorp	32,365	707,823
	Signature Bank	73,535	12,147,247
	Silvercrest Asset Management Group, Inc., Class A	14,147	216,591
	Simmons First National Corp., Class A	204,854	5,059,894
	SLM Corp.	949,216	13,175,118
	SmartFinancial, Inc.	11,445	226,611
	Sound Financial Bancorp, Inc.	3,278	108,108
	South State Corp.	131,583	9,176,598
*	Southern First Bancshares, Inc.	15,008	601,821
	Southern Missouri Bancorp, Inc.	8,071	247,376
	Southern National Bancorp of Virginia, Inc.	40,303	486,457
#	Southside Bancshares, Inc.	71,052	2,228,901
	Spirit of Texas Bancshares, Inc.	12,540	224,968
	State Auto Financial Corp.	98,142	1,623,269
	State Street Corp.	274,944	19,246,080
	Sterling Bancorp	395,704	7,304,696
	Sterling Bancorp, Inc.	6,151	28,787
	Stewart Information Services Corp.	59,741	2,770,788
	Stifel Financial Corp.	188,556	9,770,972
	Stock Yards Bancorp, Inc.	53,081	2,399,261
*	StoneX Group, Inc.	34,586	1,851,043
	Summit Financial Group, Inc.	8,032	166,262
	Summit State Bank	6,914	98,939
*	SVB Financial Group	60,570	26,516,335
	Synchrony Financial	682,283	22,958,823
	Synovus Financial Corp.	271,513	10,100,284
	T Rowe Price Group, Inc.	185,686	29,056,145
	TCF Financial Corp.	275,051	10,688,482
	Territorial Bancorp, Inc.	19,133	456,513
*	Texas Capital Bancshares, Inc.	92,317	5,559,330
	TFS Financial Corp.	212,789	3,759,982
*	Third Point Reinsurance, Ltd.	210,091	1,939,140
	Timberland Bancorp, Inc.	15,487	391,047
	Tiptree, Inc.	80,023	389,712

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tompkins Financial Corp.	29,901	$1,999,480
	Towne Bank	146,572	3,400,470
	Tradeweb Markets, Inc., Class A	3,183	193,495
	Travelers Cos., Inc. (The)	318,553	43,418,774
	TriCo Bancshares	64,648	2,411,370
*	TriState Capital Holdings, Inc.	62,192	1,141,223
*	Triumph Bancorp, Inc.	58,000	3,325,720
	Truist Financial Corp.	736,485	35,336,550
#*	Trupanion, Inc.	10,562	1,185,056
	TrustCo Bank Corp. NY	201,989	1,256,372
	Trustmark Corp.	140,595	3,862,145
	U.S. Bancorp.	1,008,583	43,217,782
	UMB Financial Corp.	80,523	5,714,717
	Umpqua Holdings Corp.	408,555	5,928,133
*	Unico American Corp.	100	530
	Union Bankshares, Inc.	863	23,474
	United Bancorp, Inc.	5,663	76,960
	United Bancshares, Inc.	3,436	83,873
#	United Bankshares, Inc.	230,090	7,284,649
	United Community Banks, Inc.	175,819	5,244,681
	United Fire Group, Inc.	55,466	1,527,534
	United Insurance Holdings Corp.	84,892	431,251
	United Security Bancshares	37,670	257,286
	Unity Bancorp, Inc.	24,003	451,256
	Universal Insurance Holdings, Inc.	88,091	1,179,538
	Univest Financial Corp.	60,261	1,352,859
	Unum Group	281,779	6,545,726
	Valley National Bancorp	704,111	7,188,973
	Value Line, Inc.	2,920	89,936
	Veritex Holdings, Inc.	64,925	1,659,483
#	Victory Capital Holdings, Inc., Class A	10,266	217,845
	Virtu Financial, Inc., Class A	147,051	4,083,606
	Virtus Investment Partners, Inc.	18,432	3,870,720
	Voya Financial, Inc.	189,623	10,516,492
	Waddell & Reed Financial, Inc., Class A	120,298	3,042,336
	Walker & Dunlop, Inc.	81,969	6,747,688
	Washington Federal, Inc.	160,091	4,191,182
	Washington Trust Bancorp, Inc.	37,135	1,618,343
	Waterstone Financial, Inc.	56,696	1,047,175
	Webster Financial Corp.	164,857	7,707,065
	Wells Fargo & Co.	2,016,763	60,260,878
	WesBanco, Inc.	130,608	3,787,632
	West BanCorp, Inc.	35,687	735,152
	Westamerica BanCorp	48,164	2,688,514
	Western Alliance Bancorp	209,110	14,257,120
	Western New England Bancorp, Inc.	58,206	373,100
	Westwood Holdings Group, Inc.	15,688	185,746
	White Mountains Insurance Group, Ltd.	6,720	6,854,400
	Willis Towers Watson P.L.C.	87,059	17,667,753
	Wintrust Financial Corp.	100,877	6,071,787
#	WisdomTree Investments, Inc.	239,622	1,278,383
#*	World Acceptance Corp.	18,404	2,639,502
	WR Berkley Corp.	185,584	11,532,190
	WSFS Financial Corp.	100,341	4,311,653
	WVS Financial Corp.	803	11,804
	Zions Bancorp NA	250,121	11,040,341
TOTAL FINANCIALS			3,598,728,041

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (12.6%)
	Abbott Laboratories	747,210	$92,347,684
	AbbVie, Inc.	1,141,380	116,968,622
*	ABIOMED, Inc.	33,883	11,799,755
*	Acadia Healthcare Co., Inc.	161,820	8,201,038
*	ACADIA Pharmaceuticals, Inc.	78,477	3,770,820
*	Acceleron Pharma, Inc.	23,984	2,770,872
#*	Accuray, Inc.	69,870	345,158
#»	Achillion Pharmaceuticals, Inc.	281,426	399,625
*	Adaptive Biotechnologies Corp.	3,771	209,177
*	Addus HomeCare Corp.	22,272	2,506,714
#*	Adverum Biotechnologies, Inc.	102,108	1,258,992
*	Aeglea BioTherapeutics, Inc.	41,751	290,169
	Agilent Technologies, Inc.	189,105	22,724,748
*	Agios Pharmaceuticals, Inc.	48,519	2,278,937
#*	Akebia Therapeutics, Inc.	142,126	460,488
*	Albireo Pharma, Inc.	19,321	708,501
#*	Aldeyra Therapeutics, Inc.	32,429	363,205
#*	Alector, Inc.	3,689	62,123
*	Alexion Pharmaceuticals, Inc.	175,583	26,922,141
*	Align Technology, Inc.	43,079	22,632,845
*	Alkermes P.L.C.	89,787	1,884,629
*	Allscripts Healthcare Solutions, Inc.	322,250	5,317,125
*	Alnylam Pharmaceuticals, Inc.	51,995	7,824,208
*	Alpine Immune Sciences, Inc.	6,024	77,529
*	Amedisys, Inc.	48,850	14,035,093
*	American Shared Hospital Services	797	2,008
	AmerisourceBergen Corp.	199,859	20,825,308
	Amgen, Inc.	530,972	128,192,570
*	AMN Healthcare Services, Inc.	97,550	7,035,306
#*	Amneal Pharmaceuticals, Inc.	25,370	122,030
*	Amphastar Pharmaceuticals, Inc.	76,141	1,384,243
*	AnaptysBio, Inc.	38,863	1,007,329
*	AngioDynamics, Inc.	70,529	1,321,713
#*	ANI Pharmaceuticals, Inc.	27,938	797,351
*	Anika Therapeutics, Inc.	32,173	1,190,723
	Anthem, Inc.	213,826	63,502,045
*	Applied Genetic Technologies Corp.	28,810	113,511
*	Apyx Medical Corp.	42,178	391,834
*	AquaBounty Technologies Inc.	4,606	45,922
#*	Aravive, Inc.	14,052	73,773
#*	Arcus Biosciences, Inc.	17,762	616,874
*	Ardelyx, Inc.	117,663	798,932
*	Arena Pharmaceuticals, Inc.	81,180	6,026,803
*	Arrowhead Pharmaceuticals, Inc.	32,954	2,543,060
*	Arvinas Inc.	8,273	624,115
*	Assembly Biosciences, Inc.	48,282	269,414
#*	Assertio Holdings, Inc.	136,183	85,863
*	Atara Biotherapeutics, Inc.	84,543	1,560,664
*	AtriCure, Inc.	19,556	1,138,746
	Atrion Corp.	2,868	1,868,416
*	Avanos Medical, Inc.	87,605	3,968,507
	Baxter International, Inc.	263,783	20,266,448
	Becton Dickinson and Co.	120,495	31,544,386
*	Biogen, Inc.	170,985	48,322,071
*	BioMarin Pharmaceutical, Inc.	94,931	7,858,388
*	Bio-Rad Laboratories, Inc., Class A	22,545	12,935,645
	Bio-Techne Corp.	25,546	8,300,151
*	BioTelemetry, Inc.	55,546	3,969,317
#*	Bluebird Bio, Inc.	38,230	1,703,147

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Boston Scientific Corp.	583,794	$20,689,659
	Bristol-Myers Squibb Co.	1,161,755	71,366,610
*	Brookdale Senior Living, Inc.	867,231	4,284,121
	Bruker Corp.	256,066	14,823,661
#*	Calithera Biosciences, Inc.	82,572	236,982
#	Cantel Medical Corp.	58,635	4,630,406
	Cardinal Health, Inc.	291,534	15,664,122
*	Cardiovascular Systems, Inc.	29,175	1,312,583
*	CareDx, Inc.	1,900	145,217
*	Castlight Health, Inc., Class B	119,969	213,545
*	Catalent, Inc.	211,579	24,342,164
*	Catalyst Biosciences, Inc.	44,310	250,352
#*	Celldex Therapeutics, Inc.	65,454	1,415,115
*	Centene Corp.	412,484	24,872,785
	Cerner Corp.	328,799	26,340,088
*	Change Healthcare, Inc.	311,690	7,436,923
*	Charles River Laboratories International, Inc.	83,403	21,605,547
#*	Chembio Diagnostics, Inc.	12,528	82,560
	Chemed Corp.	21,802	11,291,256
*	ChemoCentryx, Inc.	17,035	971,165
*	Chiasma, Inc.	27,690	109,652
*	Chimerix, Inc.	137,629	1,167,094
*	Chinook Therapeutics, Inc.	7,016	99,417
	Cigna Corp.	284,033	61,649,363
#*	Collegium Pharmaceutical, Inc.	28,620	690,887
#*	Community Health Systems, Inc.	155,550	1,449,726
	Computer Programs and Systems, Inc.	26,388	812,223
*	Concert Pharmaceuticals, Inc.	47,290	495,126
#	CONMED Corp.	44,605	4,991,300
»	Contra Aduro Biotech I	7,016	70
»	Contra Pfenex, Inc.	18,448	13,836
	Cooper Cos., Inc. (The)	41,928	15,263,469
*	Corcept Therapeutics, Inc.	188,298	5,321,301
*	CorVel Corp.	38,331	3,787,869
#*	Corvus Pharmaceuticals, Inc.	14,435	53,698
*	Covetrus, Inc.	55,861	1,903,184
#*	CRISPR Therapeutics AG	4,036	668,765
*	Cross Country Healthcare, Inc.	75,856	664,499
*	CryoLife, Inc.	61,870	1,480,549
*	Cumberland Pharmaceuticals, Inc.	22,381	70,948
*	Cutera, Inc.	11,803	285,751
	CVS Health Corp.	1,129,031	80,895,071
*	Cymabay Therapeutics, Inc.	94,257	504,275
*	CytomX Therapeutics, Inc.	69,353	479,229
	Danaher Corp.	249,608	59,366,767
*	DaVita, Inc.	255,237	29,957,167
*	Denali Therapeutics, Inc.	27,604	1,890,874
	DENTSPLY SIRONA, Inc.	206,374	11,038,945
*	DexCom, Inc.	37,508	14,059,874
*	Eagle Pharmaceuticals, Inc.	13,359	623,465
*	Edwards Lifesciences Corp.	231,446	19,112,811
#*	Eiger BioPharmaceuticals, Inc.	10,178	97,811
*	Elanco Animal Health, Inc.	434,569	12,615,538
#»	Elanco Animal Health, Inc.	82,237	0
#*	Electromed, Inc.	5,226	51,946
	Eli Lilly and Co.	520,601	108,269,390
*	Emergent BioSolutions, Inc.	97,613	10,429,949
*	Enanta Pharmaceuticals, Inc.	33,647	1,617,075
	Encompass Health Corp.	169,770	13,649,508

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Endo International P.L.C.	329,061	$2,395,564
#*	Enochian Biosciences, Inc.	1,776	6,731
	Ensign Group, Inc. (The)	95,981	7,513,393
*	Envista Holdings Corp.	109,634	3,896,392
#*	Enzo Biochem, Inc.	88,965	250,881
#*	Epizyme, Inc.	63,617	696,606
#*	Evolent Health, Inc., Class A	172,017	2,936,330
#*	Exact Sciences Corp.	78,786	10,806,288
*	Exelixis, Inc.	539,709	11,986,937
#*	FibroGen, Inc.	51,116	2,462,769
*	Five Prime Therapeutics, Inc.	67,176	1,123,183
*	Five Star Senior Living, Inc.	36	260
*	FONAR Corp.	12,822	228,488
#*	Fulgent Genetics, Inc.	16,288	1,799,661
#*	G1 Therapeutics, Inc.	60,017	1,448,210
	Gilead Sciences, Inc.	973,084	63,834,310
#*	Global Blood Therapeutics, Inc.	83,768	4,198,452
*	Globus Medical, Inc., Class A	111,760	6,894,474
*	GlycoMimetics, Inc.	70,420	255,625
*	Great Elm Group, Inc.	33,083	92,963
*	Guardant Health, Inc.	51,611	8,025,511
*	Haemonetics Corp.	78,175	8,934,621
*	Hanger, Inc.	37,688	772,227
*	Harvard Bioscience, Inc.	100,799	467,707
	HCA Healthcare, Inc.	149,763	24,333,492
*	HealthStream, Inc.	51,968	1,209,815
*	Henry Schein, Inc.	139,654	9,196,216
#*	Heron Therapeutics, Inc.	16,219	281,562
#*	Heska Corp.	12,412	2,077,272
	Hill-Rom Holdings, Inc.	75,766	7,276,567
*	HMS Holdings Corp.	142,103	5,232,232
*	Hologic, Inc.	276,624	22,055,232
*	Horizon Therapeutics P.L.C.	326,256	23,647,035
	Humana, Inc.	99,229	38,015,622
*	ICU Medical, Inc.	22,190	4,537,411
*	IDEXX Laboratories, Inc.	80,866	38,708,937
*	Illumina, Inc.	54,620	23,292,153
*	Incyte Corp.	81,536	7,317,856
*	InfuSystem Holdings, Inc.	25,741	453,556
*	Innoviva, Inc.	213,696	2,566,489
#*	Inogen, Inc.	35,434	1,733,786
*	Inovalon Holdings, Inc., Class A	14,528	354,483
#*	Insulet Corp.	33,167	8,861,559
*	Integer Holdings Corp.	58,442	4,313,020
#*	Integra LifeSciences Holdings Corp.	132,246	8,733,526
#*	Intellia Therapeutics, Inc.	81,574	5,108,164
*	Intra-Cellular Therapies, Inc.	102,888	3,307,849
#*	IntriCon Corp.	16,863	309,099
*	Intuitive Surgical, Inc.	41,871	31,304,434
#	Invacare Corp.	120,656	1,129,340
#*	Invitae Corp.	22,356	1,107,069
*	Ionis Pharmaceuticals, Inc.	103,810	6,235,867
*	IQVIA Holdings, Inc.	115,937	20,613,599
#*	iRadimed Corp.	1,881	46,536
*	IRIDEX Corp.	6,830	31,418
#*	Ironwood Pharmaceuticals, Inc.	138,661	1,417,115
*	IVERIC bio, Inc.	18,707	98,399
*	Jazz Pharmaceuticals P.L.C.	88,712	13,794,716
	Johnson & Johnson	1,730,495	282,295,649

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Jounce Therapeutics, Inc.	68,543	$774,536
#*	Kala Pharmaceuticals, Inc.	15,464	114,898
*	KalVista Pharmaceuticals, Inc.	19,552	297,190
#*	Karyopharm Therapeutics, Inc.	48,838	743,803
*	Kewaunee Scientific Corp.	3,487	46,028
*	Kindred Biosciences, Inc.	65,008	325,040
#*	Kiniksa Pharmaceuticals, Ltd., Class A	6,941	136,668
*	Kura Oncology, Inc.	42,808	1,282,100
*	Laboratory Corp. of America Holdings	92,172	21,099,093
#*	Lannett Co., Inc.	68,351	529,720
#*	Lantheus Holdings, Inc.	107,979	1,756,818
#	LeMaitre Vascular, Inc.	34,567	1,661,290
*	LENSAR, Inc.	23,475	164,090
*	LHC Group, Inc.	60,449	12,042,650
#*	Ligand Pharmaceuticals, Inc.	26,328	4,879,895
*	LivaNova P.L.C.	87,518	5,504,882
	Luminex Corp.	76,512	2,149,222
#*	Lumos Pharma, Inc.	950	16,340
*	MacroGenics, Inc.	81,108	1,657,848
#*	Madrigal Pharmaceuticals, Inc.	23,815	2,828,269
*	Magellan Health, Inc.	55,667	5,231,585
#*	Marinus Pharmaceuticals, Inc.	2,939	36,532
*	Masimo Corp.	61,976	15,860,898
	McKesson Corp.	219,006	38,209,977
*»	MedCath Corp.	11,283	0
#*	MEDNAX, Inc.	163,896	4,469,444
*	Medpace Holdings, Inc.	54,695	7,262,949
	Medtronic P.L.C.	576,518	64,183,749
	Merck & Co., Inc.	1,553,125	119,699,344
#*	Meridian Bioscience, Inc.	80,414	1,777,149
*	Merit Medical Systems, Inc.	88,747	4,805,650
#*	Merrimack Pharmaceuticals, Inc.	26,708	179,478
*	Mersana Therapeutics, Inc.	2,783	53,044
*	Mettler-Toledo International, Inc.	23,187	27,084,735
#*	Minerva Neurosciences, Inc.	92,692	295,687
*	Mirati Therapeutics, Inc.	6,093	1,251,076
#*	Misonix, Inc.	2,220	30,547
*	Moderna, Inc.	123,614	21,405,000
*	ModivCare, Inc.	27,418	4,347,672
#*	Molecular Templates, Inc.	39,645	453,935
*	Molina Healthcare, Inc.	125,899	26,893,285
*	Myriad Genetics, Inc.	140,407	3,868,213
*	Natera, Inc.	2,495	266,067
	National HealthCare Corp.	32,630	2,089,952
	National Research Corp.	19,322	875,287
*	Natus Medical, Inc.	56,655	1,380,682
#*	Nektar Therapeutics	28,024	552,073
*	Neogen Corp.	58,669	4,744,562
#*	NeoGenomics, Inc.	117,747	6,242,946
#*	Neoleukin Therapeutics, Inc.	30,801	388,093
*	Neurocrine Biosciences, Inc.	68,974	7,569,897
*	NextGen Healthcare, Inc.	111,018	2,195,936
#*	NGM Biopharmaceuticals, Inc.	940	24,120
#*	Novavax, Inc.	27,652	6,109,433
*	Novocure, Ltd.	44,113	7,100,428
*	NuVasive, Inc.	80,060	4,302,424
*	Omnicell, Inc.	63,105	7,433,769
*	Opiant Pharmaceuticals, Inc.	3,087	32,969
#*	OPKO Health, Inc.	332,514	1,798,901

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OraSure Technologies, Inc.	132,784	$2,022,300
*	Orthofix Medical, Inc.	35,988	1,454,275
#*	OrthoPediatrics Corp.	2,923	134,984
*	Otonomy, Inc.	48,825	207,506
	Owens & Minor, Inc.	182,492	5,306,867
*	Oxford Immunotec Global P.L.C.	42,990	939,332
*	Pacira BioSciences, Inc.	42,539	2,810,977
	Patterson Cos., Inc.	145,341	4,604,403
#*»	PDL BioPharma, Inc.	309,383	764,176
*	Pennant Group, Inc.	57,609	3,097,636
#*	Penumbra, Inc.	20,139	5,258,092
	PerkinElmer, Inc.	94,814	13,944,295
	Perrigo Co. P.L.C.	195,123	8,331,752
#*	PetIQ, Inc.	35,949	1,245,992
	Pfizer, Inc.	3,028,207	108,712,631
	Phibro Animal Health Corp., Class A	43,519	902,584
*	PRA Health Sciences, Inc.	110,860	13,662,386
	Premier, Inc., Class A	147,531	4,996,875
*	Prestige Consumer Healthcare, Inc.	106,676	4,267,040
*	Pro-Dex, Inc.	7,945	245,977
#»	Progenic Pharmaceuticals, Inc.	48,282	2,062
#*	ProPhase Labs, Inc.	62	627
*	Protagonist Therapeutics, Inc.	40,777	844,492
*	Prothena Corp. P.L.C.	98,078	1,099,454
	Psychemedics Corp.	5,773	39,545
*	PTC Therapeutics, Inc.	5,175	299,219
	Quest Diagnostics, Inc.	129,702	16,751,013
*	Quidel Corp.	67,971	17,058,682
*	R1 RCM, Inc.	39,544	997,695
#*	RadNet, Inc.	69,278	1,240,769
*	Regeneron Pharmaceuticals, Inc.	38,513	19,404,390
*	REGENXBIO, Inc.	57,160	2,362,423
*	Repligen Corp.	66,571	13,314,200
	ResMed, Inc.	98,784	19,911,891
#*	Revance Therapeutics, Inc.	40,412	1,028,081
*	Rhythm Pharmaceuticals, Inc.	10,598	325,253
#*	Rigel Pharmaceuticals, Inc.	168,890	614,760
#*	Rocket Pharmaceuticals, Inc.	25,122	1,383,720
*	Sage Therapeutics, Inc.	38,498	3,104,864
#*	Sangamo Therapeutics, Inc.	193,885	2,648,469
#*	Sarepta Therapeutics, Inc.	64,379	5,755,483
*	Seagen, Inc.	57,589	9,460,145
*	SeaSpine Holdings Corp.	42,767	695,391
*	Select Medical Holdings Corp.	276,790	7,113,503
#*	Sensus Healthcare, Inc.	9,865	36,303
#*	Sharps Compliance Corp.	8,960	118,451
#*	Shockwave Medical, Inc.	5,657	656,438
#*	Sientra, Inc.	39,541	185,447
*	SIGA Technologies, Inc.	2,600	16,796
#	Simulations Plus, Inc.	13,194	1,044,173
*	Spectrum Pharmaceuticals, Inc.	165,599	594,500
#*	Spero Therapeutics, Inc.	25,932	469,629
*	STAAR Surgical Co.	46,043	4,723,091
*	Star Equity Holdings, Inc.	957	3,388
	STERIS P.L.C.	77,392	14,480,817
	Stryker Corp.	140,784	31,114,672
*	Supernus Pharmaceuticals, Inc.	93,580	2,750,316
*	Surface Oncology, Inc.	900	9,954
*	Surgalign Holdings, Inc.	140,683	236,347

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Surgery Partners, Inc.	63,450	$2,365,416
*	Surmodics, Inc.	21,748	989,534
*	Syndax Pharmaceuticals, Inc.	40,982	821,279
*	Syneos Health, Inc.	174,093	12,943,815
*	Synlogic, Inc.	62,889	233,318
#*	Syros Pharmaceuticals, Inc.	45,196	494,670
#*	Tabula Rasa HealthCare, Inc.	11,350	644,567
#*	Tactile Systems Technology, Inc.	14,940	814,977
*	Tandem Diabetes Care, Inc.	20,684	1,916,373
*	Taro Pharmaceutical Industries, Ltd.	49,694	3,714,130
#*	Teladoc Health, Inc.	74,409	19,631,326
	Teleflex, Inc.	34,639	13,080,726
*	Tenet Healthcare Corp.	162,461	7,679,531
	Thermo Fisher Scientific, Inc.	168,163	85,712,681
#*	Tivity Health, Inc.	70,723	1,594,804
*	Travere Therapeutics, Inc.	81,919	2,068,455
*	Triple-S Management Corp., Class B	52,955	1,240,736
#*	Ultragenyx Pharmaceutical, Inc.	29,749	4,122,914
*	United Therapeutics Corp.	83,293	13,645,059
	UnitedHealth Group, Inc.	579,613	193,347,305
	Universal Health Services, Inc., Class B	131,508	16,396,417
#	US Physical Therapy, Inc.	20,215	2,432,673
	Utah Medical Products, Inc.	6,686	579,476
*	Vanda Pharmaceuticals, Inc.	89,127	1,278,081
#*	Varex Imaging Corp.	64,112	1,241,208
*	Varian Medical Systems, Inc.	69,657	12,229,679
#*	VBI Vaccines, Inc.	6,513	21,232
*	Veeva Systems, Inc., Class A	54,264	15,000,740
*	Verastem, Inc.	73,481	143,288
#*	Vericel Corp.	34,242	1,413,167
*	Vertex Pharmaceuticals, Inc.	108,448	24,843,268
*	Viatris, Inc.	977,307	16,604,446
*	Vocera Communications, Inc.	11,523	506,436
*	Waters Corp.	51,456	13,618,860
	West Pharmaceutical Services, Inc.	67,121	20,102,068
#*	XBiotech, Inc.	1,680	31,466
#*	Xencor, Inc.	90,009	4,117,912
#*	Xenon Pharmaceuticals, Inc.	4,086	58,634
	Zimmer Biomet Holdings, Inc.	162,348	24,948,017
	Zoetis, Inc.	347,870	53,658,947
#*	Zogenix, Inc.	68,863	1,305,642
#*	Zynerba Pharmaceuticals, Inc.	7,495	26,158
TOTAL HEALTH CARE			3,587,148,584
INDUSTRIALS — (12.0%)
	3M Co.	495,848	87,100,660
#	AAON, Inc.	81,819	6,054,606
	AAR Corp.	73,383	2,462,000
	ABM Industries, Inc.	119,788	4,401,011
*	Acacia Research Corp.	34,098	190,949
	ACCO Brands Corp.	254,566	2,059,439
	Acme United Corp.	3,771	118,259
#	Acuity Brands, Inc.	72,098	8,669,064
	ADT, Inc.	163,792	1,479,042
	Advanced Drainage Systems, Inc.	120,704	9,955,666
*	AECOM	262,221	13,137,272
*	Aegion Corp.	66,443	1,220,558
#*	Aerojet Rocketdyne Holdings, Inc.	154,966	8,064,431
*	AeroVironment, Inc.	39,958	4,585,980

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	153,388	$17,010,729
	Air Lease Corp.	233,162	9,240,210
#*	Air T, Inc.	3,463	70,645
*	Air Transport Services Group, Inc.	153,641	3,904,018
	Alamo Group, Inc.	22,524	3,144,125
	Alaska Air Group, Inc.	222,496	10,864,480
	Albany International Corp., Class A	56,720	3,943,174
	Allegiant Travel Co.	22,158	4,021,455
	Allegion P.L.C.	88,656	9,487,079
	Allied Motion Technologies, Inc.	20,720	937,580
	Allison Transmission Holdings, Inc.	246,474	10,031,492
*	Alpha Pro Tech, Ltd.	8,900	127,092
	Altra Industrial Motion Corp.	81,648	4,197,524
	AMERCO	32,920	15,223,525
#*	Ameresco, Inc., Class A	50,423	2,828,226
#	American Airlines Group, Inc.	124,911	2,144,722
*	American Superconductor Corp.	24,704	610,683
*	American Woodmark Corp.	39,482	3,415,588
	AMETEK, Inc.	222,520	25,202,615
*	AMREP Corp.	6,773	54,184
	AO Smith Corp.	212,406	11,533,646
	Apogee Enterprises, Inc.	48,726	1,710,283
	Applied Industrial Technologies, Inc.	54,332	3,824,429
	ARC Document Solutions, Inc.	85,326	167,239
	ArcBest Corp.	41,022	1,901,370
	Arcosa, Inc.	102,487	5,717,750
	Argan, Inc.	35,110	1,517,805
*	Armstrong Flooring, Inc.	44,042	165,598
	Armstrong World Industries, Inc.	87,624	6,853,073
*	ASGN, Inc.	92,025	7,629,793
	Astec Industries, Inc.	50,133	2,981,409
*	Astronics Corp.	43,816	545,947
*	Astronics Corp., Class B	10,587	132,708
*	Atkore International Group, Inc.	102,243	4,535,499
*	Atlas Air Worldwide Holdings, Inc.	62,101	3,218,074
*	Avalon Holdings Corp., Class A	6,700	22,110
*	Avis Budget Group, Inc.	88,706	3,667,106
*	Axon Enterprise, Inc.	61,535	10,101,586
	AZZ, Inc.	47,647	2,267,521
	Barnes Group, Inc.	94,127	4,524,685
	Barrett Business Services, Inc.	14,347	904,578
*	Beacon Roofing Supply, Inc.	125,285	4,982,584
	BG Staffing, Inc.	22,090	278,776
*	Blue Bird Corp.	9,063	185,791
	Boeing Co. (The)	293,933	57,078,849
	Boise Cascade Co.	96,903	4,615,490
	Brady Corp., Class A	83,467	3,831,970
	Brink's Co. (The)	59,845	4,077,240
#*	Broadwind, Inc.	37,600	331,256
*	Builders FirstSource, Inc.	411,573	15,742,667
	BWX Technologies, Inc.	127,681	6,884,560
	CAI International, Inc.	49,942	1,621,617
	Carlisle Cos., Inc.	80,867	11,720,054
	Carrier Global Corp.	568,981	21,905,768
*	Casella Waste Systems, Inc., Class A	57,254	3,277,219
	Caterpillar, Inc.	416,515	76,155,603
*	CBIZ, Inc.	101,190	2,621,833
*	CECO Environmental Corp.	68,343	473,617
#	CH Robinson Worldwide, Inc.	154,886	13,252,046

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Chart Industries, Inc.	72,537	$8,712,419
#	Chicago Rivet & Machine Co.	474	12,955
#*	Cimpress P.L.C.	37,142	3,394,407
	Cintas Corp.	96,113	30,575,468
*	CIRCOR International, Inc.	42,763	1,367,133
*	Civeo Corp.	8,328	115,676
*	Clean Harbors, Inc.	106,173	8,224,161
#*	Colfax Corp.	190,894	7,085,985
	Columbus McKinnon Corp.	45,169	1,950,849
	Comfort Systems USA, Inc.	76,089	4,217,613
*	Commercial Vehicle Group, Inc.	60,558	501,420
	CompX International, Inc.	5,126	71,508
*	Construction Partners, Inc., Class A	67,152	1,908,460
#	Copa Holdings SA, Class A	55,407	4,286,840
*	Copart, Inc.	177,103	19,437,054
	CoreLogic, Inc.	174,810	13,161,445
#*	Cornerstone Building Brands, Inc.	160,128	1,822,257
	Costamare, Inc.	192,002	1,536,016
*	CoStar Group, Inc.	17,775	15,992,345
	Covanta Holding Corp.	253,383	3,585,369
*	Covenant Logistics Group, Inc.	45,000	679,050
*	CPI Aerostructures, Inc.	14,667	57,495
	CRA International, Inc.	15,631	831,726
	Crane Co.	100,986	7,642,620
	CSW Industrials, Inc.	33,083	3,854,831
	CSX Corp.	556,427	47,716,397
	Cubic Corp.	56,986	3,486,403
	Cummins, Inc.	206,674	48,448,519
	Curtiss-Wright Corp.	88,046	9,138,294
#*	Daseke, Inc.	9,684	50,938
	Deere & Co.	199,958	57,747,870
	Delta Air Lines, Inc.	442,431	16,794,681
	Deluxe Corp.	65,997	2,236,638
*	DLH Holdings Corp.	17,566	181,984
	Donaldson Co., Inc.	244,259	14,518,755
	Douglas Dynamics, Inc.	48,640	1,984,512
	Dover Corp.	157,482	18,345,078
*	Ducommun, Inc.	24,955	1,231,280
*	DXP Enterprises, Inc.	35,665	827,071
*	Dycom Industries, Inc.	80,481	6,530,228
#*	Eagle Bulk Shipping, Inc.	15,618	305,644
	Eastern Co. (The)	10,629	250,207
	Eaton Corp. P.L.C.	274,859	32,350,904
*	Echo Global Logistics, Inc.	70,810	1,864,427
	EMCOR Group, Inc.	124,882	11,027,081
	Emerson Electric Co.	456,092	36,190,900
	Encore Wire Corp.	46,521	2,686,588
	Enerpac Tool Group Corp.	108,605	2,201,423
	EnerSys	76,542	6,294,049
	Ennis, Inc.	54,680	995,176
	EnPro Industries, Inc.	42,909	3,097,601
	Equifax, Inc.	67,418	11,940,402
	ESCO Technologies, Inc.	42,104	4,003,248
	Espey Manufacturing & Electronics Corp.	1,489	28,321
*	EVI Industries, Inc.	100	3,591
*	Evoqua Water Technologies Corp.	36,293	988,984
*	ExOne Co. (The)	6,834	189,575
	Expeditors International of Washington, Inc.	158,007	14,144,787
	Exponent, Inc.	77,477	6,398,051

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Fastenal Co.	505,248	$23,034,256
	Federal Signal Corp.	131,886	4,311,353
	FedEx Corp.	184,931	43,521,662
	Flowserve Corp.	217,411	7,731,135
*	Forrester Research, Inc.	33,301	1,320,718
	Fortive Corp.	210,263	13,894,179
	Fortune Brands Home & Security, Inc.	241,697	20,846,366
	Forward Air Corp.	49,394	3,541,056
*	Franklin Covey Co.	20,263	487,325
	Franklin Electric Co., Inc.	82,295	5,712,919
*	FTI Consulting, Inc.	71,175	7,827,115
#	GATX Corp.	70,939	6,583,139
	Genco Shipping & Trading, Ltd.	79,689	630,340
*	Gencor Industries, Inc.	20,887	267,562
*	Generac Holdings, Inc.	101,950	25,122,519
	General Dynamics Corp.	184,389	27,046,179
	General Electric Co.	3,938,161	42,059,559
*	Gibraltar Industries, Inc.	55,421	4,967,384
*	GMS, Inc.	79,138	2,294,211
	Gorman-Rupp Co. (The)	57,516	1,811,754
*	GP Strategies Corp.	31,707	383,021
	Graco, Inc.	261,130	18,002,302
	GrafTech International, Ltd.	190,704	1,849,829
	Graham Corp.	16,735	247,009
#	Granite Construction, Inc.	88,551	2,621,995
*	Great Lakes Dredge & Dock Corp.	228,135	3,109,480
	Greenbrier Cos., Inc. (The)	70,478	2,549,894
	Griffon Corp.	126,056	2,831,218
	H&E Equipment Services, Inc.	94,682	2,601,861
*	Harsco Corp.	146,327	2,433,418
	Hawaiian Holdings, Inc.	88,838	1,738,560
#	Healthcare Services Group, Inc.	89,501	2,901,622
	Heartland Express, Inc.	174,654	3,278,256
#	HEICO Corp.	42,331	4,984,052
	HEICO Corp., Class A	85,577	9,097,691
	Heidrick & Struggles International, Inc.	43,173	1,258,925
	Helios Technologies, Inc.	64,285	3,506,747
*	Herc Holdings, Inc.	72,161	4,616,861
*	Heritage-Crystal Clean, Inc.	40,929	888,159
	Herman Miller, Inc.	137,825	4,720,506
	Hexcel Corp.	178,905	7,810,992
*	Hill International, Inc.	110,429	241,840
	Hillenbrand, Inc.	165,626	6,807,229
	HNI Corp.	94,485	3,048,086
	Honeywell International, Inc.	451,752	88,258,788
*	Houston Wire & Cable Co.	26,484	88,457
	Howmet Aerospace, Inc.	502,344	12,347,616
*	Hub Group, Inc., Class A	71,789	3,778,255
	Hubbell, Inc.	109,724	17,073,054
*	Hudson Global, Inc.	15,507	246,251
	Huntington Ingalls Industries, Inc.	68,352	10,753,820
	Hurco Cos., Inc.	16,016	471,191
*	Huron Consulting Group, Inc.	44,751	2,370,013
#*	Huttig Building Products, Inc.	1,912	6,692
	Hyster-Yale Materials Handling, Inc.	23,842	2,138,866
*	IAA, Inc.	202,167	11,551,822
	ICF International, Inc.	35,088	2,706,337
	IDEX Corp.	55,745	10,379,162
*	IES Holdings, Inc.	6,920	314,722

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	IHS Markit, Ltd.	23,400	$2,037,672
	Illinois Tool Works, Inc.	230,878	44,838,816
*	Ingersoll Rand, Inc.	386,990	16,191,662
	Innovative Solutions & Support, Inc.	12,502	73,387
	Insperity, Inc.	52,909	4,152,827
	Insteel Industries, Inc.	46,239	1,167,072
	Interface, Inc.	142,557	1,431,272
	ITT, Inc.	157,372	11,757,262
	Jacobs Engineering Group, Inc.	126,102	12,731,258
	JB Hunt Transport Services, Inc.	107,434	14,467,062
*	JELD-WEN Holding, Inc.	206,093	5,356,357
*	JetBlue Airways Corp.	489,957	7,025,983
	John Bean Technologies Corp.	62,465	7,238,444
	Johnson Controls International P.L.C.	601,485	29,965,983
	Kadant, Inc.	23,674	3,384,198
#	Kaman Corp.	50,031	2,519,561
	Kansas City Southern	83,478	16,918,486
	KAR Auction Services, Inc.	232,415	4,290,381
	Kelly Services, Inc., Class A	67,205	1,311,842
	Kennametal, Inc.	174,264	6,601,120
	Kforce, Inc.	62,201	2,652,873
	Kimball International, Inc., Class B	91,756	1,109,330
*	Kirby Corp.	103,353	5,246,198
	Knight-Swift Transportation Holdings, Inc.	278,609	11,144,360
	Knoll, Inc.	101,401	1,516,959
	Korn Ferry	119,716	5,459,050
#*	Kratos Defense & Security Solutions, Inc.	175,939	4,669,421
	L3Harris Technologies, Inc.	116,137	19,918,657
	Landstar System, Inc.	73,700	10,273,780
*	Lawson Products, Inc.	15,719	779,505
*	LB Foster Co., Class A	19,948	302,212
	Lennox International, Inc.	38,309	10,553,746
#*	Limbach Holdings, Inc.	8,154	118,233
	Lincoln Electric Holdings, Inc.	110,830	12,690,035
#	Lindsay Corp.	18,041	2,522,673
	Lockheed Martin Corp.	186,232	59,933,182
*	LS Starrett Co. (The), Class A	90,794	394,046
	LSI Industries, Inc.	73,480	705,775
*	Lydall, Inc.	33,553	1,009,945
#*	Lyft, Inc., Class A	97,541	4,336,673
	Macquarie Infrastructure Corp.	117,892	3,276,219
*	Manitex International, Inc.	31,987	187,444
*	Manitowoc Co., Inc. (The)	71,737	942,624
	ManpowerGroup, Inc.	110,436	9,766,960
	Marten Transport, Ltd.	176,079	2,790,852
	Masco Corp.	197,506	10,726,551
*	Masonite International Corp.	53,770	5,350,115
#*	MasTec, Inc.	186,825	14,413,549
#*	Mastech Digital, Inc.	14,713	239,969
*	Matrix Service Co.	52,921	623,939
	Matson, Inc.	104,665	6,258,967
	Matthews International Corp., Class A	59,295	1,810,276
	McGrath RentCorp	52,725	3,679,678
*	Mercury Systems, Inc.	79,052	5,617,435
#*	Meritor, Inc.	199,431	5,147,314
*	Mesa Air Group, Inc.	55,281	360,985
*	Middleby Corp. (The)	89,166	12,101,610
	Miller Industries, Inc.	14,667	584,920
*	Mistras Group, Inc.	54,077	373,672

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Moog, Inc., Class A	62,169	$4,592,424
*	MRC Global, Inc.	152,455	1,053,464
#	MSA Safety, Inc.	60,905	9,508,489
	MSC Industrial Direct Co., Inc., Class A	93,907	7,284,366
	Mueller Industries, Inc.	123,214	4,207,758
	Mueller Water Products, Inc., Class A	325,032	3,897,134
*	MYR Group, Inc.	39,987	2,223,677
	National Presto Industries, Inc.	14,955	1,337,127
*	Navistar International Corp.	165,801	7,295,244
	Nielsen Holdings P.L.C.	626,175	13,982,488
	NL Industries, Inc.	260,217	1,173,579
#*	NN, Inc.	83,221	501,823
	Nordson Corp.	62,735	11,228,938
	Norfolk Southern Corp.	192,548	45,560,708
	Northrop Grumman Corp.	116,050	33,261,090
*	Northwest Pipe Co.	9,070	274,367
*	NOW, Inc.	217,437	1,802,553
*	NV5 Global, Inc.	22,888	1,998,809
	nVent Electric P.L.C.	241,846	5,412,513
	Old Dominion Freight Line, Inc.	130,802	25,375,588
#	Omega Flex, Inc.	6,188	1,144,780
#*	Orion Energy Systems, Inc.	5,003	48,979
*	Orion Group Holdings, Inc.	85,460	458,920
	Oshkosh Corp.	142,318	13,034,906
	Otis Worldwide Corp.	270,834	17,509,418
	Owens Corning	189,424	14,699,302
	P&F Industries, Inc., Class A	504	2,969
	PACCAR, Inc.	484,338	44,181,312
*	PAM Transportation Services, Inc.	15,596	805,533
*	Pangaea Logistics Solutions, Ltd.	45,179	125,598
	Park Aerospace Corp.	47,012	624,319
	Parker-Hannifin Corp.	179,523	47,503,581
	Park-Ohio Holdings Corp.	24,296	684,904
	Patriot Transportation Holding, Inc.	3,354	29,884
	Pentair P.L.C.	318,645	17,353,407
*	Perma-Fix Environmental Services	9,203	57,427
*	Perma-Pipe International Holdings, Inc.	8,588	52,301
*	PGT Innovations, Inc.	113,912	2,359,118
*	PICO Holdings, Inc.	35,211	302,815
	Pitney Bowes, Inc.	217,515	2,031,590
*	Plug Power, Inc.	102,767	6,491,791
#	Powell Industries, Inc.	23,298	667,954
	Preformed Line Products Co.	9,850	633,256
	Primoris Services Corp.	107,379	3,125,266
*	Proto Labs, Inc.	39,420	8,349,156
	Quad/Graphics, Inc.	93,200	436,176
	Quanex Building Products Corp.	72,949	1,604,149
	Quanta Services, Inc.	238,239	16,788,702
*	Radiant Logistics, Inc.	103,930	602,794
	Raven Industries, Inc.	60,903	1,965,340
	Raytheon Technologies Corp.	939,945	62,722,530
*	RBC Bearings, Inc.	37,463	6,268,684
*	RCM Technologies, Inc.	7,192	18,627
#*	Red Violet, Inc.	3,537	79,229
	Regal Beloit Corp.	87,071	10,925,669
	Republic Services, Inc.	263,376	23,840,796
*	Resideo Technologies, Inc.	85,646	1,978,423
	Resources Connection, Inc.	62,602	722,427
	REV Group, Inc.	120,030	1,239,910

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rexnord Corp.	221,032	$8,368,272
	Robert Half International, Inc.	228,120	15,398,100
	Rockwell Automation, Inc.	112,334	27,918,369
#	Rollins, Inc.	311,938	11,236,007
	Roper Technologies, Inc.	50,743	19,937,432
	Rush Enterprises, Inc., Class A	104,853	4,402,777
	Rush Enterprises, Inc., Class B	11,071	428,780
	Ryder System, Inc.	144,467	9,042,190
*	Saia, Inc.	57,953	10,243,193
	Schneider National, Inc., Class B	162,889	3,420,669
#	Scorpio Bulkers, Inc.	14,946	240,780
*	SEACOR Holdings, Inc.	42,354	1,767,856
*	Sensata Technologies Holding P.L.C.	273,101	14,884,004
*	Servotronics, Inc.	389	3,520
	Shyft Group, Inc. (The)	72,868	2,200,614
*	SIFCO Industries, Inc.	3,251	26,886
	Simpson Manufacturing Co., Inc.	77,914	7,168,088
#*	SiteOne Landscape Supply, Inc.	61,370	9,676,822
	SkyWest, Inc.	123,767	4,825,675
	Snap-on, Inc.	95,887	17,258,701
	Southwest Airlines Co.	525,637	23,096,490
*	SP Plus Corp.	50,772	1,472,388
	Spirit AeroSystems Holdings, Inc., Class A	180,727	6,121,223
#*	Spirit Airlines, Inc.	155,695	4,038,728
*	SPX Corp.	80,175	4,145,849
*	SPX FLOW, Inc.	94,518	5,006,618
	Standex International Corp.	25,488	2,087,722
	Stanley Black & Decker, Inc.	149,484	25,933,979
	Steelcase, Inc., Class A	190,439	2,462,376
*	Stericycle, Inc.	143,757	9,413,208
*	Sterling Construction Co., Inc.	62,906	1,287,686
#*	Sunrun, Inc.	264,505	18,322,261
	Systemax, Inc.	75,437	2,899,044
*	Taylor Devices, Inc.	100	1,041
*	Team, Inc.	65,371	645,865
*	Teledyne Technologies, Inc.	28,230	10,078,392
	Tennant Co.	40,156	2,720,569
	Terex Corp.	146,779	5,248,817
	Tetra Tech, Inc.	78,447	9,536,802
*	Textainer Group Holdings, Ltd.	115,302	2,088,119
	Textron, Inc.	363,173	16,437,210
*	Thermon Group Holdings, Inc.	63,420	925,298
	Timken Co. (The)	152,992	11,575,375
	Titan International, Inc.	216,752	1,495,589
*	Titan Machinery, Inc.	49,817	1,061,102
	Toro Co. (The)	146,278	13,786,701
*	TPI Composites, Inc.	57,018	3,415,948
	Trane Technologies P.L.C.	217,326	31,153,682
*	Transcat, Inc.	14,702	537,652
*	TransDigm Group, Inc.	38,811	21,473,350
	TransUnion	148,725	12,945,024
#*	Trex Co., Inc.	141,880	13,020,328
*	TriMas Corp.	95,214	3,013,523
*	TriNet Group, Inc.	123,118	9,124,275
#	Trinity Industries, Inc.	253,963	7,062,711
	Triton International, Ltd.	159,067	7,371,165
*	TrueBlue, Inc.	80,053	1,488,185
#*	Tutor Perini Corp.	91,629	1,365,272
*	Twin Disc, Inc.	24,297	201,665

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	U.S. Xpress Enterprises, Inc., Class A	34,593	$233,503
*	Uber Technologies, Inc.	118,649	6,042,794
	UFP Industries, Inc.	110,846	5,979,033
*	Ultralife Corp.	26,332	154,569
	UniFirst Corp.	26,576	5,655,373
	Union Pacific Corp.	430,755	85,061,190
*	United Airlines Holdings, Inc.	498,015	19,915,620
	United Parcel Service, Inc., Class B	506,541	78,513,855
*	United Rentals, Inc.	144,382	35,086,270
*	Univar Solutions, Inc.	262,523	4,880,303
	Universal Logistics Holdings, Inc.	63,922	1,355,146
#*	Upwork, Inc.	78,329	3,246,737
	US Ecology, Inc.	48,288	1,593,504
*	USA Truck, Inc.	19,734	203,458
	Valmont Industries, Inc.	37,586	7,251,091
*	Vectrus, Inc.	21,780	1,119,492
	Verisk Analytics, Inc.	93,252	17,111,742
*	Veritiv Corp.	49,822	912,739
	Viad Corp.	38,633	1,332,838
*	Vicor Corp.	29,755	2,574,998
*	Virco Manufacturing Corp.	14,468	39,787
#*	Virgin Galactic Holdings, Inc.	10,603	469,607
*	Volt Information Sciences, Inc.	243,406	647,460
	VSE Corp.	23,879	826,213
	Wabash National Corp.	118,253	1,886,135
	Waste Management, Inc.	314,321	34,990,214
	Watsco, Inc.	50,740	12,100,983
	Watsco, Inc., Class B	2,268	541,496
	Watts Water Technologies, Inc., Class A	47,397	5,690,958
*	Welbilt, Inc.	187,572	2,421,555
	Werner Enterprises, Inc.	154,083	6,046,217
*	WESCO International, Inc.	112,876	8,590,992
	Westinghouse Air Brake Technologies Corp.	170,207	12,631,061
#*	Willdan Group, Inc.	18,461	825,022
*	Willis Lease Finance Corp.	4,420	122,522
*	WillScot Mobile Mini Holdings Corp.	418,008	9,910,970
	Woodward, Inc.	107,400	12,023,430
	WW Grainger, Inc.	50,698	18,473,844
#*	XPO Logistics, Inc.	209,184	23,096,005
	Xylem, Inc.	138,531	13,380,709
*	YRC Worldwide, Inc.	50,565	262,938
TOTAL INDUSTRIALS			3,413,374,069
INFORMATION TECHNOLOGY — (24.2%)
#*	2U, Inc.	13,277	543,029
#*	3D Systems Corp.	195,732	6,956,315
*	Acacia Communications, Inc.	66,886	7,651,758
	Accenture P.L.C., Class A	449,468	108,735,299
*	ACI Worldwide, Inc.	195,643	7,510,735
*	ACM Research, Inc., Class A	11,326	1,019,340
*	ADDvantage Technologies Group, Inc.	3,642	10,598
*	Adobe, Inc.	257,391	118,083,269
	ADTRAN, Inc.	167,580	2,882,376
*	Advanced Energy Industries, Inc.	63,206	6,483,671
*	Advanced Micro Devices, Inc.	588,655	50,412,414
*	Agilysys, Inc.	33,661	1,238,388
*	Airgain, Inc.	10,681	243,740
*	Akamai Technologies, Inc.	159,784	17,740,818
*	Alarm.com Holdings, Inc.	53,436	4,965,273

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alithya Group, Inc., Class A	19,215	$47,845
	Alliance Data Systems Corp.	81,515	5,514,490
*	Alpha & Omega Semiconductor, Ltd.	72,667	2,088,450
#*	Altair Engineering, Inc., Class A	13,164	736,263
#*	Alteryx, Inc., Class A	18,008	2,269,908
*	Ambarella, Inc.	49,679	4,687,710
	Amdocs, Ltd.	148,537	10,489,683
	American Software, Inc., Class A	48,020	922,464
	Amkor Technology, Inc.	538,854	8,363,014
	Amphenol Corp., Class A	190,366	23,772,906
*	Amtech Systems, Inc.	28,269	197,600
	Analog Devices, Inc.	203,084	29,920,366
*	Anaplan, Inc.	43,388	2,893,980
*	ANSYS, Inc.	52,930	18,756,804
*	Appfolio, Inc., Class A	17,311	2,645,294
	Apple, Inc.	10,498,737	1,385,413,335
	Applied Materials, Inc.	626,740	60,593,223
#*	Applied Optoelectronics, Inc.	18,185	200,217
*	Arista Networks, Inc.	59,322	18,245,074
*	Arlo Technologies, Inc.	154,924	1,302,911
*	Arrow Electronics, Inc.	121,388	11,851,110
*	Aspen Technology, Inc.	82,932	11,104,595
	AstroNova, Inc.	10,455	112,391
*	Asure Software, Inc.	18,562	151,837
*	Atlassian Corp. P.L.C., Class A	25,965	6,001,290
*	Autodesk, Inc.	118,624	32,909,856
	Automatic Data Processing, Inc.	341,430	56,376,922
*	Avalara, Inc.	35,054	5,258,100
*	Avaya Holdings Corp.	161,848	3,599,500
*	Aviat Networks, Inc.	22,156	796,508
*	Avid Technology, Inc.	61,557	1,048,931
	Avnet, Inc.	179,779	6,347,996
*	Aware, Inc.	26,185	105,002
*	Axcelis Technologies, Inc.	62,487	2,139,555
*	AXT, Inc.	84,751	875,478
	Badger Meter, Inc.	51,012	4,678,311
#	Bel Fuse, Inc., Class A	1,700	22,848
	Bel Fuse, Inc., Class B	19,194	279,849
	Belden, Inc.	82,311	3,888,372
	Benchmark Electronics, Inc.	68,774	1,742,045
	BK Technologies Corp.	6,762	22,991
*	Black Knight, Inc.	116,435	9,511,575
	Blackbaud, Inc.	60,698	4,035,810
#*	Blackline, Inc.	9,250	1,198,985
*	Bm Technologies, Inc.	9,173	132,825
	Booz Allen Hamilton Holding Corp.	163,920	13,961,066
*	Bottomline Technologies De, Inc.	37,717	1,802,118
*	Brightcove, Inc.	5,100	83,895
	Broadcom, Inc.	245,375	110,541,437
	Broadridge Financial Solutions, Inc.	136,602	19,303,229
	Brooks Automation, Inc.	120,194	9,105,897
*	BSQUARE Corp.	17,115	27,555
*	CACI International, Inc., Class A	48,571	11,716,297
*	Cadence Design Systems, Inc.	206,896	26,977,169
*	CalAmp Corp.	69,460	695,295
*	Calix, Inc.	102,448	3,093,930
*	Cardtronics P.L.C., Class A	108,442	4,212,972
	Cass Information Systems, Inc.	28,092	1,140,535
	CDK Global, Inc.	154,754	7,722,225

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CDW Corp.	140,831	$18,541,809
#*	Cerence, Inc.	63,456	7,101,361
*	Ceridian HCM Holding, Inc.	57,326	5,326,159
*	CEVA, Inc.	34,538	2,030,489
*	ChannelAdvisor Corp.	39,118	801,919
*	Ciena Corp.	268,852	14,354,008
*	Cirrus Logic, Inc.	100,651	9,429,992
	Cisco Systems, Inc.	2,696,369	120,204,130
	Citrix Systems, Inc.	91,409	12,185,734
*	Clearfield, Inc.	16,592	519,661
*	ClearOne, Inc.	8,800	24,904
*	Cloudera, Inc.	19,550	298,529
	CMC Materials, Inc.	50,111	7,381,851
*	Coda Octopus Group, Inc.	10,231	62,716
	Cognex Corp.	88,415	7,261,524
	Cognizant Technology Solutions Corp., Class A	393,165	30,647,212
*	Coherent, Inc.	39,119	7,856,660
	Cohu, Inc.	80,407	3,270,957
*	CommScope Holding Co., Inc.	105,121	1,544,227
	Communications Systems, Inc.	21,690	104,112
*	CommVault Systems, Inc.	30,682	1,926,216
*	Computer Task Group, Inc.	36,691	239,225
	Comtech Telecommunications Corp.	49,927	1,065,442
*	Concentrix Corp.	106,389	11,375,112
*	Conduent, Inc.	433,302	2,088,516
*	Cornerstone OnDemand, Inc.	33,109	1,354,158
	Corning, Inc.	623,539	22,366,344
#*	Coupa Software, Inc.	26,453	8,196,991
#*	Cree, Inc.	157,663	15,936,576
	CSG Systems International, Inc.	73,745	3,177,672
	CSP, Inc.	1,909	18,307
	CTS Corp.	62,834	1,916,437
*	CyberOptics Corp.	12,288	297,247
	Daktronics, Inc.	101,797	488,626
*	Data I/O Corp.	13,075	67,467
*	Dell Technologies, Inc., Class C	102,221	7,450,889
*	Digi International, Inc.	53,587	989,752
*	Digital Turbine, Inc.	71,207	4,073,752
*	Diodes, Inc.	106,945	7,569,567
*	DocuSign, Inc.	69,760	16,246,406
	Dolby Laboratories, Inc., Class A	101,883	8,968,760
*	Dropbox, Inc., Class A	162,534	3,678,144
*	DSP Group, Inc.	43,888	707,913
	DXC Technology Co.	371,237	10,468,883
*	Dynatrace, Inc.	16,300	676,613
#*	DZS, Inc.	39,128	602,571
#	Ebix, Inc.	57,425	2,990,120
*	EchoStar Corp., Class A	87,983	1,842,364
*	eGain Corp.	35,687	392,557
*	Elastic N.V.	37,036	5,627,991
*	EMCORE Corp.	47,148	236,211
*	Endurance International Group Holdings, Inc.	225,568	2,138,385
#*	Enphase Energy, Inc.	89,879	16,389,436
	Entegris, Inc.	228,962	22,527,571
*	Envestnet, Inc.	47,975	3,681,122
*	EPAM Systems, Inc.	29,979	10,325,667
*	ePlus, Inc.	31,035	2,608,181
*	Euronet Worldwide, Inc.	91,115	11,385,730
#*	Everbridge, Inc.	7,700	1,023,561

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	EVERTEC, Inc.	109,902	$3,813,599
*	Evo Payments, Inc., Class A	33,014	758,001
*	ExlService Holdings, Inc.	59,695	4,577,413
*	F5 Networks, Inc.	73,790	14,459,151
*	Fabrinet	62,413	4,926,882
*	Fair Isaac Corp.	27,636	12,439,240
*	FARO Technologies, Inc.	32,905	2,322,106
#*	Fastly, Inc., Class A	11,165	1,220,893
	Fidelity National Information Services, Inc.	354,353	43,748,421
*	FireEye, Inc.	89,220	1,873,620
*	First Solar, Inc.	165,627	16,421,917
*	Fiserv, Inc.	278,547	28,603,991
#*	Five9, Inc.	16,728	2,781,030
*	FleetCor Technologies, Inc.	91,416	22,191,234
*	Flex, Ltd.	1,019,030	17,975,689
	FLIR Systems, Inc.	225,469	11,735,661
*	FormFactor, Inc.	125,085	5,112,224
*	Fortinet, Inc.	117,534	17,013,046
*	Frequency Electronics, Inc.	11,552	123,029
*	Gartner, Inc.	80,736	12,264,606
#*	Genasys, Inc.	28,220	209,957
	Genpact, Ltd.	324,927	12,438,206
	Global Payments, Inc.	179,188	31,630,266
*	Globant SA	52,948	10,166,016
*	GoDaddy, Inc., Class A	109,951	8,639,950
*	GSI Technology, Inc.	38,386	275,611
#*	GTT Communications, Inc.	101,485	471,905
*	Guidewire Software, Inc.	54,204	6,219,367
	Hackett Group, Inc. (The)	55,623	757,585
*	Harmonic, Inc.	189,187	1,468,091
	Hewlett Packard Enterprise Co.	1,443,569	17,813,641
	HP, Inc.	867,899	21,124,662
*	HubSpot, Inc.	27,290	10,157,338
*	I3 Verticals, Inc., Class A	1,200	34,824
*	Ichor Holdings, Ltd.	38,178	1,378,226
#*	Identiv, Inc.	15,673	126,638
*	IEC Electronics Corp.	12,501	182,640
#*	Immersion Corp.	51,298	648,920
#*	Infinera Corp.	309,573	3,049,294
*	Information Services Group, Inc.	73,262	258,615
*	Innodata, Inc.	35,954	183,365
*	Inphi Corp.	48,962	8,255,483
*	Insight Enterprises, Inc.	77,307	5,883,063
	Intel Corp.	3,481,724	193,270,499
	InterDigital, Inc.	49,658	3,188,540
	International Business Machines Corp.	768,190	91,499,111
*	inTEST Corp.	11,556	88,403
*	Intevac, Inc.	37,250	249,575
	Intuit, Inc.	151,749	54,816,291
*	IPG Photonics Corp.	69,066	15,431,416
*	Issuer Direct Corp.	1,400	27,398
*	Iteris, Inc.	49,178	320,149
*	Itron, Inc.	65,936	5,671,815
#*	j2 Global, Inc.	100,702	10,336,053
	Jabil, Inc.	408,354	16,893,605
	Jack Henry & Associates, Inc.	57,952	8,390,870
	Juniper Networks, Inc.	345,665	8,441,139
#	KBR, Inc.	310,213	9,011,688
*	Key Tronic Corp.	11,279	96,210

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Keysight Technologies, Inc.	198,454	$28,099,102
*	Kimball Electronics, Inc.	24,551	470,643
	KLA Corp.	150,299	42,094,241
*	Knowles Corp.	189,406	3,653,642
	Kulicke & Soffa Industries, Inc.	134,547	4,799,291
*	KVH Industries, Inc.	31,726	396,892
	Lam Research Corp.	126,288	61,117,078
*	Lantronix, Inc.	13,349	60,071
*	Lattice Semiconductor Corp.	170,297	6,830,613
	Leidos Holdings, Inc.	198,992	21,105,092
*	LGL Group, Inc. (The)	1,687	17,157
#*	Limelight Networks, Inc.	175,677	800,209
	Littelfuse, Inc.	40,097	9,758,407
*	LiveRamp Holdings, Inc.	108,125	8,186,144
#*	Lumentum Holdings, Inc.	83,057	7,790,747
*	Luna Innovations, Inc.	49,988	531,372
#*	MACOM Technology Solutions Holdings, Inc.	136,206	7,744,673
#*	MagnaChip Semiconductor Corp.	35,188	597,844
*	Manhattan Associates, Inc.	74,044	8,384,002
	ManTech International Corp., Class A	51,563	4,624,685
	Marvell Technology Group, Ltd.	566,671	29,160,890
	Mastercard, Inc., Class A	615,761	194,759,047
	Maxim Integrated Products, Inc.	211,010	18,507,687
	MAXIMUS, Inc.	117,123	8,791,252
*	MaxLinear, Inc.	113,992	3,578,209
	Methode Electronics, Inc.	70,164	2,648,691
	Microchip Technology, Inc.	241,476	32,867,298
*	Micron Technology, Inc.	942,499	73,769,397
	Microsoft Corp.	4,253,047	986,536,782
*	MicroStrategy, Inc., Class A	12,606	7,781,810
*	Mimecast, Ltd.	39,527	1,702,033
*	Mitek Systems, Inc.	53,036	856,531
	MKS Instruments, Inc.	94,770	14,980,294
#*	MoneyGram International, Inc.	265,700	2,037,919
#*	MongoDB, Inc.	19,934	7,367,806
	Monolithic Power Systems, Inc.	47,822	16,990,678
	Motorola Solutions, Inc.	103,220	17,294,511
	MTS Systems Corp.	36,465	2,134,661
*	Napco Security Technologies, Inc.	28,210	731,203
	National Instruments Corp.	168,151	6,961,451
*	NCR Corp.	240,074	8,008,869
*	NeoPhotonics Corp.	96,042	1,069,908
	NetApp, Inc.	212,469	14,116,440
*	NETGEAR, Inc.	61,594	2,549,376
*	Netscout Systems, Inc.	155,911	4,558,058
*	NetSol Technologies, Inc.	15,653	64,490
	Network-1 Technologies, Inc.	28,392	99,486
*	New Relic, Inc.	37,022	2,783,314
	NIC, Inc.	119,438	3,215,271
	NortonLifeLock, Inc.	471,036	9,924,729
*	Novanta, Inc.	45,796	5,720,836
#*	Nuance Communications, Inc.	293,053	13,345,634
	NVE Corp.	5,648	360,851
	NVIDIA Corp.	284,649	147,900,774
*	Okta, Inc.	36,811	9,534,417
*	ON Semiconductor Corp.	704,066	24,283,236
#*	One Stop Systems, Inc.	700	2,625
#*	OneSpan, Inc.	56,751	1,323,433
*	Onto Innovation, Inc.	87,794	4,745,266

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Optical Cable Corp.	3,696	$11,975
	Oracle Corp.	1,471,719	88,935,979
*	OSI Systems, Inc.	39,873	3,589,367
*	Palo Alto Networks, Inc.	29,939	10,501,104
#*	PAR Technology Corp.	24,070	1,498,598
	Paychex, Inc.	284,346	24,829,093
*	Paycom Software, Inc.	50,490	19,173,073
*	Paylocity Holding Corp.	52,069	9,760,855
*	PayPal Holdings, Inc.	444,579	104,169,305
#	PC Connection, Inc.	56,955	2,795,921
	PC-Tel, Inc.	205,594	1,513,172
*	PDF Solutions, Inc.	64,721	1,250,410
#	Pegasystems, Inc.	68,322	8,707,639
*	Perficient, Inc.	57,321	3,130,300
	Perspecta, Inc.	190,290	5,508,896
*	PFSweb, Inc.	35,131	241,350
*	Photronics, Inc.	397,494	4,412,183
*	Pixelworks, Inc.	42,541	130,175
*	Plexus Corp.	46,821	3,601,471
	Power Integrations, Inc.	99,334	8,001,354
*	PRGX Global, Inc.	43,757	329,053
	Progress Software Corp.	90,436	3,633,718
*	Proofpoint, Inc.	36,236	4,677,343
*	PTC, Inc.	68,946	9,163,613
#*	Pure Storage, Inc., Class A	224,117	5,183,826
#	QAD, Inc., Class A	14,038	909,522
	QAD, Inc., Class B	1,959	88,547
*	Qorvo, Inc.	110,976	18,963,579
	QUALCOMM, Inc.	829,776	129,677,393
#*	Qualys, Inc.	50,301	6,965,179
*	QuickLogic Corp.	2,500	9,600
*	Qumu Corp.	6,460	49,936
*	Rambus, Inc.	211,363	4,014,840
*	RealNetworks, Inc.	447,050	992,451
#*	RealPage, Inc.	122,477	10,602,834
	RF Industries, Ltd.	9,040	53,065
*	Ribbon Communications, Inc.	234,020	1,710,686
	Richardson Electronics, Ltd.	16,123	102,865
#*	RingCentral, Inc., Class A	21,106	7,870,850
*	Rogers Corp.	29,975	4,678,198
#	Sabre Corp.	461,331	4,973,148
#*	Sailpoint Technologies Holdings, Inc.	56,044	3,099,794
*	salesforce.com, Inc.	267,063	60,238,730
*	Sanmina Corp.	143,556	4,464,592
	Sapiens International Corp. NV	13,138	429,087
*	ScanSource, Inc.	54,764	1,324,741
	Science Applications International Corp.	114,278	10,974,116
#*	Seachange International, Inc.	341,976	403,532
	Seagate Technology P.L.C.	322,456	21,320,791
*	Semtech Corp.	69,575	4,936,346
*	ServiceNow, Inc.	38,267	20,785,104
*	ServiceSource International, Inc.	54,518	85,593
*	Sigmatron International, Inc.	3,900	19,812
*	Silicon Laboratories, Inc.	48,623	6,377,879
	Skyworks Solutions, Inc.	179,788	30,429,119
#*	SMART Global Holdings, Inc.	51,113	1,898,848
*	SMTC Corp.	25,308	148,558
#*	SolarEdge Technologies, Inc.	70,209	20,243,361
*	SolarWinds Corp.	31,134	523,363

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Splunk, Inc.	50,785	$8,381,049
*	SPS Commerce, Inc.	37,852	3,743,184
*	Square, Inc., Class A	71,767	15,498,801
	SS&C Technologies Holdings, Inc.	248,880	15,649,574
*	StarTek, Inc.	56,562	494,352
#*	Stratasys, Ltd.	102,111	4,238,628
*	Super Micro Computer, Inc.	17,992	557,752
*	Support.com, Inc.	8,300	17,513
	Switch, Inc., Class A	35,733	615,322
*	Sykes Enterprises, Inc.	92,223	3,558,886
*	Synacor, Inc.	9,103	14,565
#*	Synaptics, Inc.	55,016	5,458,688
*	Synchronoss Technologies, Inc.	67,228	338,829
	SYNNEX Corp.	106,389	8,683,470
*	Synopsys, Inc.	102,701	26,234,970
	TE Connectivity, Ltd.	244,038	29,382,175
*	Telenav, Inc.	66,256	315,379
#*	Teradata Corp.	184,108	4,952,505
	Teradyne, Inc.	146,614	16,637,757
	TESSCO Technologies, Inc.	14,267	110,427
	Texas Instruments, Inc.	750,861	124,410,159
*	Trade Desk, Inc. (The), Class A	19,338	14,812,715
*	TransAct Technologies, Inc.	8,492	78,551
*	Trimble, Inc.	215,318	14,191,609
*	Trio-Tech International	1,525	7,473
*	TSR, Inc.	210	1,793
	TTEC Holdings, Inc.	99,060	7,486,955
#*	TTM Technologies, Inc.	234,522	3,144,940
*	Twilio, Inc., Class A	60,269	21,662,487
*	Tyler Technologies, Inc.	21,500	9,089,985
#	Ubiquiti, Inc.	45,590	14,041,264
*	Ultra Clean Holdings, Inc.	76,723	2,961,508
*	Unisys Corp.	88,886	2,123,487
	Universal Display Corp.	44,000	10,156,080
*	Upland Software, Inc.	16,499	786,837
#*	Veeco Instruments, Inc.	115,605	2,134,068
*	Verint Systems, Inc.	103,080	7,610,396
*	VeriSign, Inc.	85,676	16,627,141
#*	Verra Mobility Corp.	10,607	135,770
#*	ViaSat, Inc.	88,635	3,859,168
*	Viavi Solutions, Inc.	378,130	5,842,109
*	Virtusa Corp.	54,171	2,765,430
#	Visa, Inc., Class A	1,085,673	209,806,307
	Vishay Intertechnology, Inc.	247,054	5,324,014
*	Vishay Precision Group, Inc.	25,485	815,265
#*	VMware, Inc., Class A	31,488	4,340,621
*	Vontier Corp.	84,105	2,727,525
	Wayside Technology Group, Inc.	4,700	85,305
	Western Digital Corp.	273,423	15,429,260
	Western Union Co. (The)	329,202	7,331,329
*	WEX, Inc.	41,975	7,916,485
*	Wireless Telecom Group, Inc.	37,817	74,121
*	Workday, Inc., Class A	34,369	7,819,979
	Xerox Holdings Corp.	383,201	8,058,717
	Xilinx, Inc.	183,453	23,953,458
	Xperi Holding Corp.	214,925	4,139,456
*	Zebra Technologies Corp., Class A	48,859	18,948,986
*	Zendesk, Inc.	36,439	5,255,961
#*	Zix Corp.	61,620	502,203

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zoom Video Communications, Inc., Class A	12,983	$4,830,585
*	Zscaler, Inc.	49,257	9,836,623
TOTAL INFORMATION TECHNOLOGY			6,883,900,327
MATERIALS — (4.0%)
#	Advanced Emissions Solutions, Inc.	5,237	26,552
*	AdvanSix, Inc.	53,013	1,130,237
*	AgroFresh Solutions, Inc.	5,000	9,800
	Air Products & Chemicals, Inc.	139,855	37,307,720
	Albemarle Corp.	174,115	28,321,546
*	Alcoa Corp.	332,293	5,981,274
*	Allegheny Technologies, Inc.	214,550	3,649,495
	Amcor P.L.C.	1,047,519	11,459,858
*	American Biltrite, Inc.	17	4,824
	American Vanguard Corp.	52,596	870,464
*	Ampco-Pittsburgh Corp.	199,817	1,294,814
	AptarGroup, Inc.	109,364	14,542,131
*	Arconic Corp.	125,586	3,164,767
	Ashland Global Holdings, Inc.	104,374	8,348,876
	Avery Dennison Corp.	98,454	14,853,755
	Avient Corp.	150,801	5,795,282
*	Axalta Coating Systems, Ltd.	548,217	14,796,377
	Balchem Corp.	51,796	5,543,726
	Ball Corp.	262,716	23,124,262
*	Berry Global Group, Inc.	303,278	14,972,835
	Cabot Corp.	123,272	5,412,874
	Carpenter Technology Corp.	87,213	2,724,534
	Celanese Corp.	148,539	18,144,039
*	Century Aluminum Co.	183,079	1,785,020
	CF Industries Holdings, Inc.	337,094	13,948,950
	Chase Corp.	19,162	1,920,799
	Chemours Co. (The)	298,747	7,868,996
#*	Clearwater Paper Corp.	269,045	10,245,234
#	Cleveland-Cliffs, Inc.	248,541	3,812,619
*	Coeur Mining, Inc.	372,862	3,374,401
	Commercial Metals Co.	265,048	5,218,795
#	Compass Minerals International, Inc.	66,825	3,893,224
*	Contango ORE, Inc.	430	8,600
*	Core Molding Technologies, Inc.	12,521	150,002
	Corteva, Inc.	583,755	23,268,474
*	Crown Holdings, Inc.	219,932	19,826,870
	Domtar Corp.	120,815	3,620,826
	Dow, Inc.	746,010	38,717,919
	DuPont de Nemours, Inc.	403,796	32,081,592
	Eagle Materials, Inc.	68,709	7,560,051
	Eastman Chemical Co.	178,866	17,591,471
	Ecolab, Inc.	142,606	29,164,353
	Element Solutions, Inc.	473,049	8,056,024
*	Ferro Corp.	166,450	2,295,346
*	Ferroglobe P.L.C.	127,443	225,574
»	Ferroglobe Representation & Warranty Insurance Trust	80,632	0
*	Flotek Industries, Inc.	891,084	1,773,257
	FMC Corp.	139,497	15,106,130
#»	Fortitude Gold Corp.	38,385	40,304
	Freeport-McMoRan, Inc.	1,350,823	36,350,647
	Friedman Industries, Inc.	7,421	53,134
	FutureFuel Corp.	81,808	1,088,046
*	GCP Applied Technologies, Inc.	147,096	3,646,510
	Glatfelter Corp.	87,500	1,369,375

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Gold Resource Corp.	134,351	$378,870
	Graphic Packaging Holding Co.	694,617	10,877,702
	Greif, Inc., Class A	69,652	3,145,484
	Greif, Inc., Class B	22,007	1,005,720
	Hawkins, Inc.	23,658	1,299,534
	Haynes International, Inc.	27,644	641,064
	HB Fuller Co.	102,295	5,205,793
	Hecla Mining Co.	1,100,814	6,263,632
	Huntsman Corp.	449,482	11,875,314
*	Ingevity Corp.	54,126	3,555,537
	Innospec, Inc.	44,386	3,896,647
#	International Flavors & Fragrances, Inc.	82,597	9,282,251
	International Paper Co.	543,335	27,335,184
*	Intrepid Potash, Inc.	24,670	560,749
	Kaiser Aluminum Corp.	20,375	1,766,513
*	Koppers Holdings, Inc.	40,044	1,332,664
*	Kraton Corp.	66,041	1,854,431
	Kronos Worldwide, Inc.	145,361	2,058,312
	Linde P.L.C.	225,284	55,284,694
#*	Livent Corp.	248,043	4,519,343
	Louisiana-Pacific Corp.	181,376	6,894,102
*	LSB Industries, Inc.	178,618	584,081
	LyondellBasell Industries NV, Class A	405,107	34,741,976
	Martin Marietta Materials, Inc.	60,666	17,436,015
	Materion Corp.	44,374	3,025,863
#*	McEwen Mining, Inc.	79,245	95,886
	Mercer International, Inc.	163,115	1,843,200
	Minerals Technologies, Inc.	73,522	4,531,161
	Mosaic Co. (The)	429,180	11,141,513
	Myers Industries, Inc.	79,847	1,600,932
	Neenah, Inc.	38,086	1,939,339
	NewMarket Corp.	20,121	7,891,255
	Newmont Corp.	592,176	35,293,690
#	Nexa Resources SA	7,300	62,999
	Northern Technologies International Corp.	11,400	150,480
	Nucor Corp.	306,304	14,926,194
	O-I Glass, Inc.	273,857	3,461,552
	Olin Corp.	343,766	8,219,445
	Olympic Steel, Inc.	42,024	573,628
	Packaging Corp. of America	167,162	22,476,603
	PPG Industries, Inc.	241,598	32,545,667
	PQ Group Holdings, Inc.	6,030	83,093
*	Ramaco Resources, Inc.	2,300	6,762
#*	Rayonier Advanced Materials, Inc.	117,687	814,394
	Reliance Steel & Aluminum Co.	123,646	14,352,828
*	Resolute Forest Products, Inc.	163,412	1,331,808
	Royal Gold, Inc.	91,793	9,810,836
	RPM International, Inc.	143,756	11,855,557
*	Ryerson Holding Corp.	91,981	1,135,046
	Schnitzer Steel Industries, Inc., Class A	57,115	1,686,035
	Schweitzer-Mauduit International, Inc.	68,859	2,557,423
	Scotts Miracle-Gro Co. (The)	111,383	24,661,310
	Sealed Air Corp.	234,846	9,926,940
	Sensient Technologies Corp.	66,018	4,656,250
	Sherwin-Williams Co. (The)	64,148	44,377,586
	Silgan Holdings, Inc.	286,749	10,446,266
	Sonoco Products Co.	198,721	11,507,933
#	Southern Copper Corp.	86,188	5,723,745
	Steel Dynamics, Inc.	506,078	17,343,293

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Stepan Co.	37,766	$4,255,473
*	Summit Materials, Inc., Class A	240,493	4,937,321
	SunCoke Energy, Inc.	153,758	758,027
*	Synalloy Corp.	17,970	143,760
	Tecnoglass, Inc.	7,622	51,753
*	TimkenSteel Corp.	149,570	752,337
*	Trecora Resources	49,155	310,168
	Tredegar Corp.	81,094	1,183,161
#	Trinseo SA	79,655	4,048,864
*	Tronox Holdings P.L.C., Class A	332,041	5,096,829
*	UFP Technologies, Inc.	11,541	531,001
	United States Lime & Minerals, Inc.	9,696	1,173,216
#	United States Steel Corp.	348,671	6,192,397
*	Universal Stainless & Alloy Products, Inc.	19,376	140,670
#*	US Concrete, Inc.	44,791	1,983,793
	Valvoline, Inc.	278,554	6,612,872
*	Venator Materials P.L.C	62,639	251,809
	Verso Corp., Class A	139,039	1,598,949
	Vulcan Materials Co.	128,444	19,156,138
	Warrior Met Coal, Inc.	117,737	2,710,306
	Westlake Chemical Corp.	139,612	10,674,734
	WestRock Co.	282,948	11,722,536
	Worthington Industries, Inc.	90,166	4,719,288
	WR Grace & Co.	86,330	5,008,867
TOTAL MATERIALS			1,143,408,978
REAL ESTATE — (0.2%)
#*	Altisource Portfolio Solutions SA	20,326	205,902
*	BBX Capital, Inc.	9,703	52,396
*	CBRE Group, Inc., Class A	366,844	22,370,147
*	CKX Lands, Inc.	743	7,972
	CTO Realty Growth, Inc.	11,415	480,914
#*	Cushman & Wakefield P.L.C.	9,080	130,116
*	eXp World Holdings, Inc.	4,538	483,705
*	Forestar Group, Inc.	7,963	171,125
*	FRP Holdings, Inc.	18,316	791,068
*	Howard Hughes Corp. (The)	66,665	5,744,523
#	Indus Realty Trust, Inc.	5,669	361,285
#*	InterGroup Corp. (The)	200	6,152
*	Jones Lang LaSalle, Inc.	91,766	13,417,107
*	JW Mays, Inc.	900	23,805
	Kennedy-Wilson Holdings, Inc.	258,064	4,436,120
*	Marcus & Millichap, Inc.	65,326	2,334,098
*	Maui Land & Pineapple Co., Inc.	20,394	235,755
	Newmark Group, Inc., Class A	327,979	2,217,138
*	Rafael Holdings, Inc., Class B	23,666	555,678
	RE/MAX Holdings, Inc., Class A	48,302	1,749,499
#*	Realogy Holdings Corp.	214,101	3,040,234
#*	Redfin Corp.	16,100	1,146,481
	RMR Group, Inc. (The), Class A	21,338	786,946
	St Joe Co. (The)	101,317	4,508,607
*	Stratus Properties, Inc.	14,910	389,747
*	Tejon Ranch Co.	65,816	1,048,449
#*	Trinity Place Holdings, Inc.	53,127	89,785
TOTAL REAL ESTATE			66,784,754
UTILITIES — (2.5%)
	AES Corp.	595,092	14,514,294

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	ALLETE, Inc.	67,880	$4,265,579
	Alliant Energy Corp.	211,094	10,269,723
	Ameren Corp.	179,701	13,067,857
	American Electric Power Co., Inc.	250,817	20,293,603
	American States Water Co.	56,525	4,367,122
	American Water Works Co., Inc.	113,895	18,111,583
	Artesian Resources Corp., Class A	12,735	520,607
#	Atlantica Sustainable Infrastructure P.L.C.	153,959	6,366,205
	Atmos Energy Corp.	105,518	9,391,102
	Avangrid, Inc.	64,111	2,966,416
	Avista Corp.	88,378	3,312,407
	Black Hills Corp.	79,892	4,723,215
	Brookfield Renewable Corp., Class A	38,245	2,139,808
	California Water Service Group	74,382	4,064,232
	CenterPoint Energy, Inc.	488,202	10,296,180
#	Chesapeake Utilities Corp.	25,608	2,597,419
	Clearway Energy, Inc., Class A	54,538	1,572,331
	Clearway Energy, Inc., Class C	120,901	3,745,513
	CMS Energy Corp.	208,173	11,840,880
	Consolidated Edison, Inc.	200,215	14,171,218
	Consolidated Water Co., Ltd.	26,390	334,361
	Dominion Energy, Inc.	426,520	31,089,043
	DTE Energy Co.	122,301	14,519,575
	Duke Energy Corp.	383,805	36,077,670
	Edison International	235,986	13,724,946
	Entergy Corp.	137,734	13,130,182
#	Essential Utilities, Inc.	227,520	10,534,176
	Evergy, Inc.	172,123	9,248,169
	Eversource Energy	198,030	17,327,625
	Exelon Corp.	517,662	21,514,033
	FirstEnergy Corp.	327,337	10,068,886
	Genie Energy, Ltd., Class B	42,689	315,045
	Hawaiian Electric Industries, Inc.	164,666	5,443,858
	IDACORP, Inc.	76,118	6,721,219
	MDU Resources Group, Inc.	343,412	9,028,302
	MGE Energy, Inc.	53,882	3,431,206
	Middlesex Water Co.	31,492	2,506,763
	National Fuel Gas Co.	134,534	5,416,339
	New Jersey Resources Corp.	158,829	5,560,603
	NextEra Energy, Inc.	1,051,548	85,038,687
	NiSource, Inc.	304,888	6,753,269
	Northwest Natural Holding Co.	47,012	2,195,931
	NorthWestern Corp.	68,394	3,725,421
	NRG Energy, Inc.	447,369	18,525,550
	OGE Energy Corp.	291,937	8,909,917
	ONE Gas, Inc.	79,457	5,810,690
#	Ormat Technologies, Inc.	94,696	10,810,495
	Otter Tail Corp.	63,286	2,511,821
*	PG&E Corp.	530,888	6,068,050
	Pinnacle West Capital Corp.	95,938	7,219,335
	PNM Resources, Inc.	122,521	5,944,719
	Portland General Electric Co.	133,857	5,660,813
	PPL Corp.	527,612	14,599,024
	Public Service Enterprise Group, Inc.	300,038	16,931,144
*	Pure Cycle Corp.	35,231	375,915
#	RGC Resources, Inc.	10,999	247,588
	Sempra Energy	153,873	19,043,323
	SJW Group	41,008	2,713,499
#	South Jersey Industries, Inc.	143,684	3,319,100

U.S. Core Equity 1 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Southern Co. (The)	540,332	$31,836,361
Southwest Gas Holdings, Inc.	82,487	4,945,921
# Spark Energy, Inc., Class A	18,700	205,139
Spire, Inc.	78,643	4,812,165
UGI Corp.	221,123	7,958,217
Unitil Corp.	29,333	1,195,906
Vistra Corp.	725,086	14,479,967
WEC Energy Group, Inc.	187,363	16,656,571
Xcel Energy, Inc.	308,463	19,738,547
York Water Co. (The)	20,352	884,091
TOTAL UTILITIES		707,706,471
TOTAL COMMON STOCKS		27,895,704,104
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	15,532	440,487
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	19,044	1,905,543
INDUSTRIALS — (0.0%)
WESCO International, Inc.	54,095	1,681,273
TOTAL PREFERRED STOCKS		4,027,303
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» LGL Group, Inc. (The) Warrants 11/16/25	1,687	675
TOTAL INVESTMENT SECURITIES (Cost $13,675,916,868)		27,899,732,082

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	244,222,761	244,222,761
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	29,081,384	336,500,692
TOTAL INVESTMENTS — (100.0%)
(Cost $14,256,581,907)^^			$28,480,455,535
As of January 31, 2021, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,308	03/19/21	$239,160,221	$242,320,080	$3,159,859
Total Futures Contracts			$239,160,221	$242,320,080	$3,159,859

U.S. Core Equity 1 Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,370,776,728	$1,423	—	$2,370,778,151
Consumer Discretionary	3,689,331,822	3,456	—	3,689,335,278
Consumer Staples	1,705,464,785	—	—	1,705,464,785
Energy	729,074,666	—	—	729,074,666
Financials	3,598,720,733	7,308	—	3,598,728,041
Health Care	3,585,968,815	1,179,769	—	3,587,148,584
Industrials	3,413,374,069	—	—	3,413,374,069
Information Technology	6,883,900,327	—	—	6,883,900,327
Materials	1,143,368,674	40,304	—	1,143,408,978
Real Estate	66,784,754	—	—	66,784,754
Utilities	707,706,471	—	—	707,706,471
Preferred Stocks
Communication Services	440,487	—	—	440,487
Consumer Discretionary	1,905,543	—	—	1,905,543
Industrials	1,681,273	—	—	1,681,273
Rights/Warrants
Information Technology	—	675	—	675
Temporary Cash Investments	244,222,761	—	—	244,222,761
Securities Lending Collateral	—	336,500,692	—	336,500,692
Futures Contracts**	3,159,859	—	—	3,159,859
TOTAL	$28,145,881,767	$337,733,627	—	$28,483,615,394
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (7.2%)
	A.H. Belo Corp., Class A	25,050	$55,110
	Activision Blizzard, Inc.	310,270	28,234,570
	Alaska Communications Systems Group, Inc.	99,183	325,320
*	Alphabet, Inc., Class A	105,133	192,115,839
*	Alphabet, Inc., Class C	98,065	180,021,843
*	Altice USA, Inc., Class A	582,085	20,704,763
#*	AMC Networks, Inc., Class A	102,870	5,083,835
#*	ANGI Homeservices, Inc., Class A	48,151	673,151
#*	Anterix, Inc.	42,434	1,539,506
	AT&T, Inc.	4,517,945	129,348,765
	ATN International, Inc.	54,372	2,347,783
*	Ballantyne Strong, Inc.	5,733	11,351
#*	Bandwidth, Inc., Class A	3,155	562,032
*	Boingo Wireless, Inc.	141,694	1,635,149
#*	Boston Omaha Corp., Class A	923	25,198
	Cable One, Inc.	12,624	25,248,000
#*	Cardlytics, Inc.	6,500	794,755
*	Cargurus, Inc.	28,548	835,029
*	Cars.com, Inc.	238,214	2,765,665
*	Charter Communications, Inc., Class A	145,402	88,340,439
#*	Chicken Soup For The Soul Entertainment, Inc.	3,771	87,789
*	Cincinnati Bell, Inc.	197,869	3,015,524
#	Cinemark Holdings, Inc.	298,696	6,045,607
	Cogent Communications Holdings, Inc.	104,715	5,963,519
	Comcast Corp., Class A	3,805,857	188,656,331
*	comScore, Inc.	180,641	576,245
*	Consolidated Communications Holdings, Inc.	229,893	1,403,497
*	Cumulus Media, Inc., Class A	27,317	237,112
*	Daily Journal Corp.	426	142,284
*	DHI Group, Inc.	878,849	2,197,122
#*	Discovery, Inc., Class A	246,474	10,208,953
*	Discovery, Inc., Class B	1,023	45,963
*	Discovery, Inc., Class C	534,805	18,734,219
*	DISH Network Corp., Class A	336,650	9,769,583
	Electronic Arts, Inc.	128,832	18,448,742
#	Emerald Holding, Inc.	118,531	481,236
#	Entercom Communications Corp., Class A	250,975	1,167,034
	Entravision Communications Corp., Class A	245,558	785,786
	EW Scripps Co. (The), Class A	209,352	3,100,503
*	Facebook, Inc., Class A	1,046,938	270,455,494
*	Fluent, Inc.	11,731	63,582
	Fox Corp., Class A	432,135	13,473,969
*	Fox Corp., Class B	323,781	9,677,814
#*	Gaia, Inc.	23,801	217,541
#*	Gannett Co., Inc.	258,245	1,156,938
*	Glu Mobile, Inc.	279,625	2,463,496
*	Gray Television, Inc.	291,728	4,973,962
*	Gray Television, Inc., Class A	3,160	52,140
*	Hemisphere Media Group, Inc.	56,718	592,136
*	IAC/InterActiveCorp	42,331	8,887,393
*	IDT Corp., Class B	253,897	3,562,175
*	IMAX Corp.	131,270	2,481,003
	Interpublic Group of Cos., Inc. (The)	773,956	18,629,121
*	Iridium Communications, Inc.	314,193	15,480,289

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class A	120,501	$5,496,051
	John Wiley & Sons, Inc., Class B	7,502	355,445
*	Liberty Broadband Corp.	1,306	195,639
*	Liberty Broadband Corp., Class A	33,208	4,820,805
*	Liberty Broadband Corp., Class C	295,319	43,131,340
*	Liberty Latin America, Ltd., Class A	7,360	74,262
*	Liberty Latin America, Ltd., Class C	225,629	2,231,471
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	669,855
*	Liberty Media Corp.-Liberty Braves, Class B	522	18,844
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	1,962,760
#*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	1,691,715
*	Liberty Media Corp.-Liberty Formula One, Class C	323,601	13,018,468
*	Liberty Media Corp.-Liberty SiriusXM, Class A	112,550	4,549,271
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,924	207,645
*	Liberty Media Corp.-Liberty SiriusXM, Class C	255,621	10,367,988
*	Liberty TripAdvisor Holdings, Inc., Class A	73,790	301,063
#*	Lions Gate Entertainment Corp., Class A	209,039	2,924,456
*	Lions Gate Entertainment Corp., Class B	279,643	3,456,387
#*	Live Nation Entertainment, Inc.	92,034	6,115,659
#	Loral Space & Communications, Inc.	29,731	755,167
#	Lumen Technologies, Inc.	1,975,983	24,462,670
*	Madison Square Garden Entertainment Corp.	44,054	3,909,792
*	Marchex, Inc., Class B	7,366	21,509
#	Marcus Corp. (The)	58,680	1,032,768
#*	Match Group, Inc.	174,316	24,379,836
#*	Mediaco Holding, Inc., Class A	2,910	10,243
#	Meredith Corp.	102,445	2,246,619
#*	MSG Networks, Inc., Class A	103,365	1,785,114
	National CineMedia, Inc.	124,520	518,626
*	Netflix, Inc.	58,555	31,174,096
	New York Times Co. (The), Class A	249,625	12,378,904
	News Corp., Class A	672,367	13,043,920
	News Corp., Class B	329,740	6,225,491
#	Nexstar Media Group, Inc., Class A	120,431	13,689,392
	Omnicom Group, Inc.	327,389	20,422,526
*	ORBCOMM, Inc.	244,064	1,828,039
#*	Otelco, Inc., Class A	572	6,652
*	QuinStreet, Inc.	137,849	2,918,263
*	Reading International, Inc., Class A	50,900	287,585
#*	Reading International, Inc., Class B	300	6,300
*	Roku, Inc.	9,859	3,835,447
	Saga Communications, Inc., Class A	5,094	114,615
	Scholastic Corp.	72,305	1,863,300
	Shenandoah Telecommunications Co.	202,008	7,852,051
#	Sirius XM Holdings, Inc.	1,176,799	7,366,762
#*	Snap, Inc., Class A	477,654	25,287,003
	Spok Holdings, Inc.	72,102	801,774
*	Spotify Technology SA	7,850	2,472,750
#*	SRAX, Inc.	3,513	12,120
*	Take-Two Interactive Software, Inc.	122,534	24,561,940
*	TechTarget, Inc.	66,703	4,982,714
	TEGNA, Inc.	555,794	8,909,378
	Telephone and Data Systems, Inc.	327,221	6,135,394
*	T-Mobile US, Inc.	446,124	56,247,314
	Townsquare Media, Inc., Class A	44,674	445,847
*	Travelzoo	67,893	747,502
	Tribune Publishing Co.	107,412	1,569,289
*	TripAdvisor, Inc.	158,939	4,922,341
*	TrueCar, Inc.	287,031	1,285,899

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Twitter, Inc.	409,802	$20,707,295
*	United States Cellular Corp.	58,697	1,830,172
#*	Urban One, Inc.	139,944	233,706
	Verizon Communications, Inc.	3,906,941	213,905,020
	ViacomCBS, Inc., Class A	19,160	932,326
#	ViacomCBS, Inc., Class B	560,715	27,194,677
*	Vonage Holdings Corp.	337,266	4,209,080
*	Walt Disney Co. (The)	673,109	113,196,741
	World Wrestling Entertainment, Inc., Class A	79,408	4,473,053
*	Yelp, Inc.	98,447	3,208,388
*	Zedge, Inc., Class B	5,460	39,694
*	Zillow Group, Inc., Class A	99,111	13,748,678
#*	Zillow Group, Inc., Class C	210,838	27,505,925
*	Zynga, Inc., Class A	1,698,577	16,832,898
TOTAL COMMUNICATION SERVICES			2,174,025,934
CONSUMER DISCRETIONARY — (12.3%)
#*	1-800-Flowers.com, Inc., Class A	116,597	3,583,026
*	Aaron's Co., Inc. (The)	90,572	1,534,290
	Abercrombie & Fitch Co., Class A	196,575	4,534,985
	Acushnet Holdings Corp.	193,570	7,901,527
*	Adient P.L.C.	238,128	7,689,153
*	Adtalem Global Education, Inc.	174,333	6,727,510
	Advance Auto Parts, Inc.	84,420	12,590,399
*	Amazon.com, Inc.	200,627	643,250,287
	AMCON Distributing Co.	1,168	130,816
#*	American Axle & Manufacturing Holdings, Inc.	362,604	3,194,541
#	American Eagle Outfitters, Inc.	470,294	10,670,971
*	American Outdoor Brands, Inc.	71,806	1,362,878
*	American Public Education, Inc.	58,151	1,673,586
*	America's Car-Mart, Inc.	29,005	3,445,214
	Aptiv P.L.C.	347,613	46,441,097
	Aramark	369,099	12,656,405
	Ark Restaurants Corp.	7,366	136,418
*	Asbury Automotive Group, Inc.	75,500	10,767,055
*	Aspen Group, Inc.	28,483	269,307
*	At Home Group, Inc.	62,140	1,514,352
#	Autoliv, Inc.	200,725	17,806,315
*	AutoNation, Inc.	257,829	18,378,051
*	AutoZone, Inc.	14,016	15,675,074
#	Bally's Corp.	683	35,844
*	Barnes & Noble Education, Inc.	127,814	748,990
	Bassett Furniture Industries, Inc.	18,048	349,770
*	BBQ Holdings, Inc.	12,707	82,596
*	Beazer Homes USA, Inc.	95,478	1,586,844
#	Bed Bath & Beyond, Inc.	341,657	12,070,742
	Best Buy Co., Inc.	589,142	64,110,432
#	Big 5 Sporting Goods Corp.	367,897	4,790,019
	Big Lots, Inc.	160,677	9,589,203
*	Biglari Holdings, Inc., Class A	485	276,974
*	Biglari Holdings, Inc., Class B	5,247	602,041
#*	BJ's Restaurants, Inc.	62,114	2,903,208
	Bloomin' Brands, Inc.	197,620	4,163,853
#*	Blue Apron Holdings, Inc., Class A	3,626	36,623
	Bluegreen Vacations Holding Corp.	15,247	199,583
*	Booking Holdings, Inc.	27,236	52,955,772
*	Boot Barn Holdings, Inc.	94,067	5,384,395
	BorgWarner, Inc.	496,772	20,859,456
#	Bowl America, Inc., Class A	3,937	37,953

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Boyd Gaming Corp.	77,977	$3,521,441
*	Bright Horizons Family Solutions, Inc.	96,295	14,633,951
#	Brinker International, Inc.	67,537	3,976,579
	Brunswick Corp.	255,297	22,072,979
#	Buckle, Inc. (The)	89,767	3,529,638
#*	Build-A-Bear Workshop, Inc.	39,547	221,859
*	Burlington Stores, Inc.	8,040	2,001,156
#*	Caesars Entertainment, Inc.	45,189	3,180,854
	Caleres, Inc.	96,161	1,452,993
	Callaway Golf Co.	188,115	5,246,527
#	Camping World Holdings, Inc., Class A	26,493	905,001
*	Capri Holdings, Ltd.	381,333	15,886,333
*	CarMax, Inc.	283,936	33,441,982
	Carnival Corp.	471,076	8,794,989
#*	CarParts.com, Inc.	11,345	178,230
	Carriage Services, Inc.	60,847	2,015,253
*	Carrols Restaurant Group, Inc.	131,404	806,821
#	Carter's, Inc.	123,996	10,916,608
*	Carvana Co.	10,812	2,823,986
	Cato Corp. (The), Class A	56,294	640,063
*	Cavco Industries, Inc.	23,058	4,350,122
*	Century Communities, Inc.	103,761	4,870,541
#	Cheesecake Factory, Inc. (The)	77,533	3,486,659
#*	Chegg, Inc.	57,889	5,514,506
#	Chico's FAS, Inc.	286,092	632,263
#	Children's Place, Inc. (The)	19,340	1,420,910
*	Chipotle Mexican Grill, Inc.	13,561	20,070,280
	Choice Hotels International, Inc.	69,715	7,016,118
	Churchill Downs, Inc.	25,768	4,830,212
*	Chuy's Holdings, Inc.	53,144	1,864,292
	Citi Trends, Inc.	43,209	2,549,331
	Clarus Corp.	93,732	1,505,336
	Collectors Universe, Inc.	8,599	785,175
#	Columbia Sportswear Co.	152,949	13,376,920
#*	Conn's, Inc.	84,021	1,321,650
#*	Container Store Group, Inc. (The)	99,925	1,361,978
	Cooper Tire & Rubber Co.	180,936	6,649,398
*	Cooper-Standard Holdings, Inc.	42,856	1,307,537
	Core-Mark Holding Co., Inc.	123,318	3,782,163
	Cracker Barrel Old Country Store, Inc.	67,327	9,110,016
*	Crocs, Inc.	199,042	13,936,921
	Crown Crafts, Inc.	22,116	168,303
	Culp, Inc.	37,746	582,421
	Dana, Inc.	413,132	7,998,236
	Darden Restaurants, Inc.	183,802	21,484,616
	Dave & Buster's Entertainment, Inc.	89,610	3,048,532
*	Deckers Outdoor Corp.	91,210	26,631,496
*	Del Taco Restaurants, Inc.	108,565	1,044,395
*	Delta Apparel, Inc.	15,491	310,130
*	Denny's Corp.	114,339	1,798,552
#	Designer Brands, Inc., Class A	163,829	2,006,905
#	Dick's Sporting Goods, Inc.	205,560	13,774,576
#	Dillard's, Inc., Class A	58,162	5,107,205
	Dollar General Corp.	168,694	32,829,539
*	Dollar Tree, Inc.	305,601	31,067,398
	Domino's Pizza, Inc.	37,321	13,837,134
*	Dorman Products, Inc.	85,944	7,806,294
	Dover Motorsports, Inc.	18,678	39,971
	DR Horton, Inc.	472,989	36,325,555

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Duluth Holdings, Inc., Class B	3,601	$44,904
	eBay, Inc.	892,172	50,416,640
	Educational Development Corp.	13,726	185,987
#*	El Pollo Loco Holdings, Inc.	123,947	2,522,321
#	Escalade, Inc.	40,584	846,176
	Ethan Allen Interiors, Inc.	80,080	1,893,892
*	Etsy, Inc.	90,383	17,994,351
*	Everi Holdings, Inc.	13,173	172,303
	Expedia Group, Inc.	44,914	5,573,827
	Extended Stay America, Inc.	473,464	6,950,452
*	Fiesta Restaurant Group, Inc.	102,798	1,548,138
#*	Five Below, Inc.	100,330	17,630,991
*	Flanigan's Enterprises, Inc.	2,891	67,563
	Flexsteel Industries, Inc.	20,797	709,594
*	Floor & Decor Holdings, Inc., Class A	122,499	11,278,483
	Foot Locker, Inc.	296,194	12,979,221
	Ford Motor Co.	3,659,790	38,537,589
*	Fossil Group, Inc.	130,115	1,886,668
*	Fox Factory Holding Corp.	127,182	15,216,054
*»	FRD Acquisition Co. Escrow Shares	4,235	0
*	frontdoor, Inc.	133,045	7,322,797
*	Full House Resorts, Inc.	23,954	136,538
#*	Funko, Inc., Class A	62,496	746,827
#*	GameStop Corp., Class A	16,588	5,391,100
*	Gap, Inc. (The)	536,785	10,869,896
	Garmin, Ltd.	161,695	18,572,288
	General Motors Co.	1,142,874	57,920,854
*	Genesco, Inc.	49,475	1,920,125
	Gentex Corp.	775,240	25,621,682
*	Gentherm, Inc.	117,236	7,181,877
	Genuine Parts Co.	188,488	17,695,253
*	G-III Apparel Group, Ltd.	126,673	3,425,238
	Goodyear Tire & Rubber Co. (The)	591,006	6,235,113
#*	GoPro, Inc., Class A	82,716	740,308
	Graham Holdings Co., Class B	10,936	6,212,851
*	Grand Canyon Education, Inc.	101,162	8,592,700
*	Green Brick Partners, Inc.	15,871	315,833
	Group 1 Automotive, Inc.	65,708	9,042,735
*	GrubHub, Inc.	104,596	7,872,941
#	Guess?, Inc.	197,670	4,589,897
#	H&R Block, Inc.	363,995	6,271,634
#	Hamilton Beach Brands Holding Co., Class A	31,592	606,250
#	Hanesbrands, Inc.	548,803	8,391,198
	Harley-Davidson, Inc.	335,871	13,465,068
	Hasbro, Inc.	130,964	12,287,042
#	Haverty Furniture Cos., Inc.	63,391	2,072,252
	Haverty Furniture Cos., Inc., Class A	2,523	82,590
#*	Helen of Troy, Ltd.	63,336	15,469,818
#*	Hibbett Sports, Inc.	167,423	9,451,028
*	Hilton Grand Vacations, Inc.	177,969	5,289,239
	Hilton Worldwide Holdings, Inc.	170,393	17,276,146
	Home Depot, Inc. (The)	312,721	84,691,101
#	Hooker Furniture Corp.	35,121	1,058,196
*	Horizon Global Corp.	52,085	493,766
#*	Houghton Mifflin Harcourt Co.	319,155	1,573,434
#	Hyatt Hotels Corp., Class A	76,915	5,050,239
*	Installed Building Products, Inc.	85,113	8,930,907
#	International Game Technology P.L.C.	131,549	2,119,254
#*	iRobot Corp.	72,826	8,746,403

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	J Alexander's Holdings, Inc.	39,480	$289,783
#	Jack in the Box, Inc.	50,159	4,721,968
	Jerash Holdings US, Inc.	5,937	33,128
	Johnson Outdoors, Inc., Class A	26,407	2,879,155
	KB Home	157,600	6,562,464
	Kohl's Corp.	400,180	17,631,931
#	Kontoor Brands, Inc.	43,451	1,569,450
	L Brands, Inc.	125,058	5,097,364
*	Lakeland Industries, Inc.	21,151	587,998
#*	Lands' End, Inc.	87,198	2,407,537
	Las Vegas Sands Corp.	153,328	7,373,544
*	Laureate Education, Inc., Class A	37,457	487,316
*»	Lazare Kaplan International Inc.	3,667	516
	La-Z-Boy, Inc.	141,243	5,468,929
#*	Lazydays Holdings, Inc.	11,759	201,784
	LCI Industries	89,016	11,516,890
*	Leaf Group, Ltd.	59,008	318,643
	Lear Corp.	133,921	20,189,930
	Leggett & Platt, Inc.	310,557	12,732,837
	Lennar Corp., Class A	341,640	28,407,366
	Lennar Corp., Class B	41,469	2,775,935
*	LGI Homes, Inc.	74,015	7,898,141
	Lifetime Brands, Inc.	58,113	807,771
*	Lincoln Educational Services Corp.	56,293	331,566
#*	Lindblad Expeditions Holdings, Inc.	10,754	168,838
*	Liquidity Services, Inc.	116,650	2,277,008
#	Lithia Motors, Inc., Class A	82,678	26,347,825
*	LKQ Corp.	492,770	17,291,299
	Lowe's Cos., Inc.	466,802	77,885,914
#*	Luby's, Inc.	543,340	1,564,819
*	Lululemon Athletica, Inc.	57,863	19,018,411
*	Lumber Liquidators Holdings, Inc.	84,100	2,351,436
*	M/I Homes, Inc.	73,907	3,648,789
	Macy's, Inc.	786,904	11,835,036
#*	Magnite, Inc.	238,888	8,275,080
*	Malibu Boats, Inc., Class A	72,734	5,099,381
	Marine Products Corp.	27,683	450,679
*	MarineMax, Inc.	93,576	3,914,284
	Marriott International, Inc., Class A	137,502	15,992,858
	Marriott Vacations Worldwide Corp.	119,247	14,638,762
*	MasterCraft Boat Holdings, Inc.	58,899	1,503,691
#*	Mattel, Inc.	479,668	8,691,584
	McDonald's Corp.	210,147	43,676,952
	MDC Holdings, Inc.	206,425	10,738,229
»	Media General, Inc.	96,518	9,053
*	Meritage Homes Corp.	131,485	10,552,986
#	MGM Resorts International	497,634	14,212,427
#*	Michaels Cos., Inc. (The)	59,826	927,303
*	Modine Manufacturing Co.	146,685	1,840,897
*	Mohawk Industries, Inc.	127,805	18,352,798
*	Monarch Casino & Resort, Inc.	6,743	356,368
	Monro, Inc.	91,011	5,321,413
#*	Motorcar Parts of America, Inc.	62,081	1,404,893
	Movado Group, Inc.	42,035	868,443
	Murphy USA, Inc.	109,241	13,608,151
	Nathan's Famous, Inc.	9,787	543,276
*	National Vision Holdings, Inc.	184,045	8,534,167
#*	Nautilus, Inc.	91,751	2,248,817
*	New Home Co., Inc. (The)	50,177	263,931

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Newell Brands, Inc.	710,735	$17,071,855
	NIKE, Inc., Class B	483,403	64,577,807
	Nobility Homes, Inc.	2,557	64,564
*	Norwegian Cruise Line Holdings, Ltd.	353,541	8,007,704
*	NVR, Inc.	5,545	24,655,732
	ODP Corp. (The)	145,356	6,205,248
#*	Ollie's Bargain Outlet Holdings, Inc.	118,573	11,232,420
*	O'Reilly Automotive, Inc.	67,407	28,679,656
	Oxford Industries, Inc.	49,171	3,207,916
	Papa John's International, Inc.	72,472	7,412,436
	Patrick Industries, Inc.	89,553	6,184,530
#*	Penn National Gaming, Inc.	146,037	15,146,958
#	Penske Automotive Group, Inc.	253,779	15,186,135
*	Perdoceo Education Corp.	210,249	2,487,246
#	PetMed Express, Inc.	39,873	1,523,149
*	Planet Fitness, Inc., Class A	140,114	10,088,208
*	Playa Hotels & Resorts NV	77,700	413,364
	Polaris, Inc.	127,470	14,871,925
	Pool Corp.	62,833	22,254,192
#*	Potbelly Corp.	63,716	343,429
	PulteGroup, Inc.	504,048	21,926,088
	PVH Corp.	132,719	11,315,622
*	Quotient Technology, Inc.	240,688	2,132,496
	Qurate Retail, Inc., Class A	689,320	8,685,432
	Ralph Lauren Corp.	80,996	8,184,646
	RCI Hospitality Holdings, Inc.	15,909	612,178
#*	Red Lion Hotels Corp.	60,083	204,282
#*	Red Robin Gourmet Burgers, Inc.	29,845	781,641
#	Red Rock Resorts, Inc., Class A	153,369	3,601,104
#*	Regis Corp.	90,463	858,494
	Rent-A-Center, Inc.	160,780	6,961,774
#*	RH	53,640	25,498,310
	Rocky Brands, Inc.	11,845	408,179
	Ross Stores, Inc.	225,372	25,081,650
	Royal Caribbean Cruises, Ltd.	190,799	12,401,935
#	Ruth's Hospitality Group, Inc.	99,239	1,805,157
#*	Sally Beauty Holdings, Inc.	202,961	3,064,711
*	Scientific Games Corp., Class A	123,868	4,858,103
*	SeaWorld Entertainment, Inc.	168,177	4,804,817
*	Select Interior Concepts, Inc., Class A	44,690	333,834
	Service Corp. International	493,717	24,898,148
#*	Shake Shack, Inc., Class A	44,856	5,087,568
	Shoe Carnival, Inc.	39,111	1,837,826
	Shutterstock, Inc.	70,374	4,573,606
#	Signet Jewelers, Ltd.	152,601	6,198,653
	Six Flags Entertainment Corp.	19,859	679,178
*	Skechers U.S.A., Inc., Class A	328,638	11,331,438
*	Skyline Champion Corp.	161,839	5,442,646
*	Sleep Number Corp.	109,514	11,799,038
#	Smith & Wesson Brands, Inc.	278,602	4,613,649
#	Sonic Automotive, Inc., Class A	103,663	4,242,927
*	Sonos, Inc.	80,609	2,107,925
*	Sportsman's Warehouse Holdings, Inc.	131,729	2,307,892
*	Stamps.com, Inc.	49,869	11,385,591
	Standard Motor Products, Inc.	74,703	2,930,599
	Starbucks Corp.	329,852	31,932,972
	Steven Madden, Ltd.	204,529	6,872,174
*	Stoneridge, Inc.	107,534	2,951,808
	Strategic Education, Inc.	75,955	6,712,143

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Strattec Security Corp.	8,355	$457,436
*	Stride, Inc.	140,318	3,613,189
	Superior Group of Cos, Inc.	45,055	1,028,606
*	Superior Industries International, Inc.	174,736	807,280
*	Tandy Leather Factory, Inc.	28,054	92,578
	Tapestry, Inc.	405,302	12,815,649
	Target Corp.	551,687	99,949,134
*	Taylor Morrison Home Corp.	359,547	9,341,031
*	Tempur Sealy International, Inc.	530,944	14,016,922
*	Tenneco, Inc., Class A	92,762	936,896
*	Terminix Global Holdings, Inc.	266,091	12,687,219
*	Tesla, Inc.	80,200	63,641,106
	Texas Roadhouse, Inc.	125,353	9,553,152
	Thor Industries, Inc.	51,231	6,199,463
	Tilly's, Inc., Class A	59,084	579,023
	TJX Cos., Inc. (The)	475,224	30,433,345
	Toll Brothers, Inc.	307,155	15,695,620
*	TopBuild Corp.	118,884	23,770,856
	Tractor Supply Co.	200,553	28,426,382
*	TravelCenters of America, Inc.	20,953	575,998
#*	Tri Pointe Homes, Inc.	404,414	8,169,163
*	Tupperware Brands Corp.	17,349	521,858
*	Turtle Beach Corp.	10,213	305,369
*	Ulta Beauty, Inc.	75,121	21,015,851
#*	Under Armour, Inc., Class A	239,786	4,196,255
*	Under Armour, Inc., Class C	273,802	4,098,816
*	Unifi, Inc.	68,050	1,629,798
*	Unique Fabricating, Inc.	17,320	119,508
*	Universal Electronics, Inc.	44,224	2,398,710
*	Universal Technical Institute, Inc.	67,732	411,811
*	Urban Outfitters, Inc.	249,230	6,836,379
	Vail Resorts, Inc.	70,798	18,829,436
#*	Veoneer, Inc.	101,973	2,680,870
*	Vera Bradley, Inc.	100,509	849,301
	VF Corp.	379,299	29,156,714
*	Vince Holding Corp.	3,562	29,173
*	Vista Outdoor, Inc.	177,478	5,177,033
*	Visteon Corp.	70,630	9,003,912
*	VOXX International Corp.	97,553	1,822,290
#*	Wayfair, Inc., Class A	42,533	11,582,587
	Wendy's Co. (The)	650,531	13,270,832
	Weyco Group, Inc.	28,565	493,032
	Whirlpool Corp.	142,228	26,324,981
#	Williams-Sonoma, Inc.	242,049	31,204,957
	Wingstop, Inc.	70,039	10,509,352
	Winmark Corp.	7,748	1,322,041
	Winnebago Industries, Inc.	103,971	7,180,237
	Wolverine World Wide, Inc.	199,753	5,720,926
#*	WW International, Inc.	98,895	2,626,651
	Wyndham Destinations, Inc.	144,276	6,382,770
	Wyndham Hotels & Resorts, Inc.	149,190	8,678,382
	Wynn Resorts, Ltd.	56,168	5,590,401
*	YETI Holdings, Inc.	80,787	5,317,400
	Yum! Brands, Inc.	109,405	11,103,513
*	ZAGG, Inc.	75,640	314,662
*	Zovio, Inc.	111,556	571,167
*	Zumiez, Inc.	72,263	3,113,090
TOTAL CONSUMER DISCRETIONARY			3,703,684,521

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (5.7%)
	Alico, Inc.	24,578	$729,967
	Altria Group, Inc.	1,453,367	59,704,316
	Andersons, Inc. (The)	137,539	3,163,397
*	Arcadia Biosciences, Inc.	6,872	18,898
	Archer-Daniels-Midland Co.	552,634	27,637,226
#	B&G Foods, Inc.	190,002	7,235,276
#*	BJ's Wholesale Club Holdings, Inc.	194,754	8,193,301
*	Boston Beer Co., Inc. (The), Class A	32,034	29,371,654
*	Bridgford Foods Corp.	11,491	192,474
	Brown-Forman Corp., Class A	59,147	3,910,800
	Brown-Forman Corp., Class B	310,975	22,287,578
	Bunge, Ltd.	264,543	17,311,694
	Calavo Growers, Inc.	49,739	3,787,625
*	Cal-Maine Foods, Inc.	124,180	4,761,061
#	Campbell Soup Co.	341,257	16,417,874
	Casey's General Stores, Inc.	110,874	20,786,658
*	Central Garden & Pet Co.	40,949	1,731,733
*	Central Garden & Pet Co., Class A	142,404	5,553,756
#*	Chefs' Warehouse, Inc. (The)	79,060	2,157,547
	Church & Dwight Co., Inc.	236,607	19,976,729
	Clorox Co. (The)	132,095	27,668,619
	Coca-Cola Co. (The)	2,307,647	111,113,203
	Coca-Cola Consolidated, Inc.	26,301	7,018,685
*	Coffee Holding Co., Inc.	5,400	25,650
	Colgate-Palmolive Co.	253,661	19,785,558
	Conagra Brands, Inc.	504,569	17,458,087
	Constellation Brands, Inc., Class A	99,120	20,907,382
	Costco Wholesale Corp.	220,870	77,841,214
#	Coty, Inc., Class A	1,002,752	6,387,530
*	Cyanotech Corp.	2,301	8,583
*	Darling Ingredients, Inc.	422,245	26,183,412
#	Edgewell Personal Care Co.	166,694	5,567,580
*	elf Beauty, Inc.	124,273	2,704,180
#	Energizer Holdings, Inc.	114,948	5,039,320
	Estee Lauder Cos., Inc. (The), Class A	167,757	39,699,694
*	Farmer Bros Co.	63,868	334,668
	Flowers Foods, Inc.	642,437	14,750,354
#	Fresh Del Monte Produce, Inc.	161,044	3,940,747
*	Freshpet, Inc.	13,403	1,867,172
	General Mills, Inc.	396,724	23,049,664
#*	Hain Celestial Group, Inc. (The)	211,561	8,797,764
*	Herbalife Nutrition, Ltd.	242,288	12,346,996
	Hershey Co. (The)	146,563	21,316,123
#	Hormel Foods Corp.	474,828	22,250,440
*	Hostess Brands, Inc.	342,436	5,256,393
#	Ingles Markets, Inc., Class A	55,537	2,641,340
	Ingredion, Inc.	170,040	12,832,919
	Inter Parfums, Inc.	77,068	4,792,088
	J&J Snack Foods Corp.	42,887	6,547,129
	JM Smucker Co. (The)	132,131	15,381,370
	John B. Sanfilippo & Son, Inc.	34,146	2,746,363
	Kellogg Co.	404,136	23,819,776
#	Keurig Dr Pepper, Inc.	203,351	6,466,562
	Kimberly-Clark Corp.	118,509	15,655,039
	Kraft Heinz Co. (The)	405,884	13,601,173
	Kroger Co. (The)	1,411,169	48,685,330
	Lamb Weston Holdings, Inc.	119,314	8,912,756
	Lancaster Colony Corp.	61,956	10,816,278
*	Landec Corp.	90,725	967,129

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Lifevantage Corp.	21,105	$188,679
*	Lifeway Foods, Inc.	20,990	126,360
#	Limoneira Co.	51,794	827,150
	Mannatech, Inc.	4,594	86,827
	McCormick & Co., Inc.	6,660	603,463
	McCormick & Co., Inc. Non-Voting	273,590	24,497,249
	Medifast, Inc.	40,257	9,447,110
#	MGP Ingredients, Inc.	67,874	3,929,905
	Molson Coors Beverage Co., Class B	235,073	11,791,262
	Molson Coors Brewing Co., Class A	1,020	57,722
	Mondelez International, Inc., Class A	545,190	30,225,334
*	Monster Beverage Corp.	233,316	20,258,828
#	National Beverage Corp.	78,210	11,851,943
#	Natura & Co. Holding SA, ADR	225,823	4,021,908
*	Natural Alternatives International, Inc.	16,951	243,586
	Natural Grocers by Vitamin Cottage, Inc.	71,122	1,184,181
	Natural Health Trends Corp.	16,960	91,923
*	Nature's Sunshine Products, Inc.	52,929	849,510
	Nu Skin Enterprises, Inc., Class A	164,113	9,497,219
#	Ocean Bio-Chem, Inc.	12,000	149,760
	Oil-Dri Corp. of America	14,194	492,106
	PepsiCo, Inc.	1,083,200	147,932,624
*	Performance Food Group Co.	69,313	3,249,393
	Philip Morris International, Inc.	329,158	26,217,435
*	Pilgrim's Pride Corp.	308,227	5,973,439
*	Post Holdings, Inc.	230,953	21,905,892
	PriceSmart, Inc.	79,847	7,496,036
	Procter & Gamble Co. (The)	1,294,764	166,001,692
#*	Rite Aid Corp.	62,051	1,631,321
	Rocky Mountain Chocolate Factory, Inc.	12,203	51,985
*	S&W Seed Co.	68,983	241,441
	Sanderson Farms, Inc.	59,324	8,079,336
	Seaboard Corp.	1,240	3,901,300
*	Seneca Foods Corp., Class A	28,492	1,032,835
*	Seneca Foods Corp., Class B	1,999	76,962
*	Simply Good Foods Co. (The)	214,709	6,127,795
	SpartanNash Co.	121,640	2,252,773
	Spectrum Brands Holdings, Inc.	132,214	9,991,412
*	Sprouts Farmers Market, Inc.	363,270	8,228,066
	Sysco Corp.	432,102	30,899,614
#	Tootsie Roll Industries, Inc.	74,307	2,941,071
#*	TreeHouse Foods, Inc.	151,360	6,391,933
#	Turning Point Brands, Inc.	21,179	997,531
	Tyson Foods, Inc., Class A	343,534	22,092,672
#*	United Natural Foods, Inc.	216,911	5,873,950
	United-Guardian, Inc.	4,655	65,030
	Universal Corp.	75,639	3,469,561
*	US Foods Holding Corp.	450,653	13,965,736
*	USANA Health Sciences, Inc.	82,590	6,835,148
	Vector Group, Ltd.	307,882	3,614,535
#*	Veru, Inc.	50,478	445,216
#	Village Super Market, Inc., Class A	31,018	653,549
	Walgreens Boots Alliance, Inc.	634,403	31,878,751
	Walmart, Inc.	816,723	114,741,414
#	WD-40 Co.	29,801	9,071,722
#	Weis Markets, Inc.	90,746	4,471,963
*	Willamette Valley Vineyards, Inc.	6,260	43,444
TOTAL CONSUMER STAPLES			1,719,380,436

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (2.5%)
	Adams Resources & Energy, Inc.	7,057	$170,850
#*	Antero Resources Corp.	574,658	3,988,127
	Arch Resources, Inc.	36,473	1,747,786
	Archrock, Inc.	454,272	4,029,393
	Ardmore Shipping Corp.	95,113	304,362
*	Aspen Aerogels, Inc.	64,239	1,288,634
	Baker Hughes Co.	508,327	10,212,289
	Berry Corp.	123,270	474,590
*	Bonanza Creek Energy, Inc.	69,833	1,442,750
*	Bristow Group, Inc.	27,501	665,799
#	Cabot Oil & Gas Corp.	567,299	10,398,591
	Cactus, Inc., Class A	87,473	2,291,793
*	Callon Petroleum Co.	90,875	1,257,710
*	ChampionX Corp.	344,941	5,274,148
*	Cheniere Energy, Inc.	181,880	11,518,460
	Chevron Corp.	861,133	73,368,532
	Cimarex Energy Co.	250,499	10,566,048
*	Clean Energy Fuels Corp.	519,680	5,316,326
*	CNX Resources Corp.	646,499	8,191,142
	ConocoPhillips	1,259,829	50,430,955
*	CONSOL Energy, Inc.	66,033	536,188
#	Continental Resources, Inc.	265,155	5,220,902
	Core Laboratories NV	78,289	2,581,971
#	CVR Energy, Inc.	228,689	3,910,582
#*	Dawson Geophysical Co.	196,006	505,695
#	Delek US Holdings, Inc.	186,824	3,504,818
	Devon Energy Corp.	966,163	15,903,043
	DHT Holdings, Inc.	583,845	3,135,248
	Diamondback Energy, Inc.	102,911	5,834,025
#	DMC Global, Inc.	45,597	2,606,780
*	Dorian LPG, Ltd.	168,723	1,955,500
*	Dril-Quip, Inc.	92,226	2,777,847
*	Earthstone Energy, Inc., Class A	76,272	392,038
	EnLink Midstream LLC	378,207	1,471,225
	EOG Resources, Inc.	550,688	28,063,060
#*	Epsilon Energy, Ltd.	85,058	296,852
	EQT Corp.	243,048	3,964,113
	Equitrans Midstream Corp.	311,210	2,069,547
	Evolution Petroleum Corp.	83,591	265,819
*	Exterran Corp.	84,070	363,182
	Exxon Mobil Corp.	1,876,779	84,154,770
#*	Forum Energy Technologies, Inc.	27,029	400,840
*	Frank's International NV	575,145	1,598,903
#	GasLog, Ltd.	216,378	887,150
*	Geospace Technologies Corp.	34,657	282,455
*	Goodrich Petroleum Corp.	30,840	298,223
#*	Green Plains, Inc.	125,047	2,402,153
*	Gulf Island Fabrication, Inc.	79,849	271,487
	Halliburton Co.	1,418,938	25,015,877
*	Helix Energy Solutions Group, Inc.	380,609	1,568,109
	Helmerich & Payne, Inc.	190,198	4,618,007
	Hess Corp.	300,060	16,197,239
#*	Highpoint Resources Corp.	2,076	22,587
	HollyFrontier Corp.	379,160	10,790,894
*	Independence Contract Drilling, Inc.	738	2,716
	International Seaways, Inc.	94,840	1,518,388
	Kinder Morgan, Inc.	1,096,100	15,433,088
#*	KLX Energy Services Holdings, Inc.	10,488	87,994
#*	Laredo Petroleum, Inc.	30,427	708,036

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Liberty Oilfield Services, Inc., Class A	105,762	$1,271,259
#*	Mammoth Energy Services, Inc.	31,577	124,098
	Marathon Oil Corp.	1,437,165	10,405,075
	Marathon Petroleum Corp.	719,648	31,060,008
*	Matador Resources Co.	296,353	4,528,274
*	Mind Technology, Inc.	68,530	146,654
	Murphy Oil Corp.	389,587	4,819,191
	Nabors Industries, Ltd.	27,446	1,960,193
	NACCO Industries, Inc., Class A	16,271	390,016
*	Natural Gas Services Group, Inc.	35,498	290,729
	Navios Maritime Acquisition Corp.	14,951	50,385
*	Newpark Resources, Inc.	159,170	380,416
#*	NexTier Oilfield Solutions, Inc.	532,169	1,766,801
#	Nordic American Tankers, Ltd.	89,619	265,272
	NOV, Inc.	569,590	7,051,524
	Occidental Petroleum Corp.	1,115,487	22,376,669
*	Oceaneering International, Inc.	251,830	2,127,963
*	Oil States International, Inc.	146,957	822,959
	ONEOK, Inc.	497,674	19,822,355
*	Overseas Shipholding Group, Inc., Class A	132,112	273,472
*	Par Pacific Holdings, Inc.	141,577	1,880,143
#	Patterson-UTI Energy, Inc.	266,416	1,638,458
#	PBF Energy, Inc., Class A	304,333	2,577,701
*	PDC Energy, Inc.	252,625	5,484,489
#*	Peabody Energy Corp.	193,825	742,350
#*	Penn Virginia Corp.	38,492	386,460
	Phillips 66	262,444	17,793,703
	PHX Minerals, Inc.	2,371	6,520
	Pioneer Natural Resources Co.	273,693	33,089,484
#*	PrimeEnergy Resources Corp.	3,139	112,313
*	ProPetro Holding Corp.	255,918	2,044,785
	QEP Resources, Inc.	159,993	455,980
	Range Resources Corp.	649,520	5,982,079
#*	Ranger Energy Services, Inc.	17,872	80,960
#*	Renewable Energy Group, Inc.	144,275	12,927,040
*	REX American Resources Corp.	14,981	1,146,047
*	RigNet, Inc.	14,364	112,901
#*	Ring Energy, Inc.	67,242	75,311
#*	RPC, Inc.	342,480	1,527,461
*	SandRidge Energy, Inc.	46,447	196,006
	Schlumberger, N.V.	1,141,509	25,352,915
#	Scorpio Tankers, Inc.	149,162	1,855,575
#*	SEACOR Marine Holdings, Inc.	59,866	161,638
*	Select Energy Services, Inc., Class A	220,370	1,106,257
	SFL Corp., Ltd.	327,646	2,070,723
*	SilverBow Resources, Inc.	20,279	110,115
#*	Smart Sand, Inc.	51,796	94,269
#	Solaris Oilfield Infrastructure, Inc., Class A	97,437	886,677
*	Southwestern Energy Co.	1,760,890	6,638,555
#*	Talos Energy, Inc.	138,909	1,175,170
	Targa Resources Corp.	332,759	9,107,614
	TechnipFMC P.L.C.	473,724	5,064,110
#*	Teekay Corp.	163,206	401,487
#*	Teekay Tankers, Ltd., Class A	104,137	1,067,404
*	TETRA Technologies, Inc.	61,518	87,971
*	Tidewater, Inc.	102,375	971,539
#	US Silica Holdings, Inc.	187,416	1,525,566
*	VAALCO Energy, Inc.	32,695	71,275
	Valero Energy Corp.	367,416	20,733,285

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	W&T Offshore, Inc.	184,633	$446,812
	Williams Cos., Inc. (The)	1,079,576	22,919,398
	World Fuel Services Corp.	212,874	6,511,816
TOTAL ENERGY			761,109,311
FINANCIALS — (13.5%)
	1st Constitution Bancorp	25,910	399,791
	1st Source Corp.	87,455	3,441,354
	ACNB Corp.	20,654	517,383
	Affiliated Managers Group, Inc.	76,375	8,415,761
*	Affinity Bancshares, Inc.	15,491	165,444
	Aflac, Inc.	427,496	19,314,269
	Alleghany Corp.	20,575	11,662,939
	Allegiance Bancshares, Inc.	63,206	2,223,587
	Allstate Corp. (The)	287,528	30,817,251
	Ally Financial, Inc.	702,004	26,563,831
	Altabancorp	37,237	1,199,404
	A-Mark Precious Metals, Inc.	17,533	501,093
*	Ambac Financial Group, Inc.	64,306	927,293
	American Equity Investment Life Holding Co.	234,005	6,830,606
	American Express Co.	695,199	80,823,836
	American Financial Group, Inc.	167,502	15,768,638
	American International Group, Inc.	555,522	20,798,744
	American National Bankshares, Inc.	33,036	923,356
	American National Group, Inc.	43,227	3,820,402
	American River Bankshares	19,024	245,790
	Ameriprise Financial, Inc.	216,761	42,890,499
	Ameris Bancorp	209,813	8,205,786
	AMERISAFE, Inc.	68,230	3,786,765
	AmeriServ Financial, Inc.	18,864	64,138
	Ames National Corp.	27,872	627,399
	Aon P.L.C., Class A	179,854	36,528,347
*	Arch Capital Group, Ltd.	487,404	15,309,360
	Ares Management Corp., Class A	72,067	3,254,546
	Argo Group International Holdings, Ltd.	101,331	4,088,706
	Arrow Financial Corp.	46,068	1,354,399
	Arthur J Gallagher & Co.	155,115	17,901,822
	Artisan Partners Asset Management, Inc., Class A	138,390	6,698,076
	Associated Banc-Corp	338,868	6,079,292
	Associated Capital Group, Inc., Class A	9,645	316,742
	Assurant, Inc.	134,645	18,240,358
	Assured Guaranty, Ltd.	194,573	6,955,985
*	Athene Holding, Ltd., Class A	132,605	5,422,218
*	Atlantic American Corp.	17,563	41,976
*	Atlantic Capital Bancshares, Inc.	86,975	1,555,983
	Atlantic Union Bankshares Corp.	212,882	6,991,045
*	Atlanticus Holdings Corp.	36,049	927,541
#	Auburn National BanCorp, Inc.	5,123	202,512
	Axis Capital Holdings, Ltd.	186,997	8,583,162
*	Axos Financial, Inc.	194,104	7,560,351
	Banc of California, Inc.	152,950	2,577,207
	BancFirst Corp.	88,347	5,091,438
*	Bancorp, Inc. (The)	188,264	3,157,187
	BancorpSouth Bank	248,919	6,882,610
	Bank of America Corp.	3,352,939	99,414,641
	Bank of Commerce Holdings	49,603	502,478
	Bank of Hawaii Corp.	109,183	8,537,019
	Bank of Marin Bancorp	35,642	1,323,744
	Bank of New York Mellon Corp. (The)	667,340	26,580,152

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of NT Butterfield & Son, Ltd. (The)	171,333	$5,210,237
	Bank of Princeton (The)	15,499	361,437
	Bank of South Carolina Corp.	10,128	164,985
	Bank of the James Financial Group, Inc.	7,644	106,634
	Bank OZK	282,555	10,499,744
	BankFinancial Corp.	46,187	391,666
	BankUnited, Inc.	261,972	9,077,330
	Bankwell Financial Group, Inc.	15,051	292,742
	Banner Corp.	92,505	4,091,496
#	Bar Harbor Bankshares	36,327	781,394
*	Baycom Corp.	12,706	186,778
	BCB Bancorp, Inc.	45,624	523,764
*	Berkshire Bancorp, Inc.	3,850	37,364
*	Berkshire Hathaway, Inc., Class B	840,748	191,581,247
	Berkshire Hills Bancorp, Inc.	127,776	2,118,526
	BGC Partners, Inc., Class A	757,773	2,690,094
	BlackRock, Inc.	82,921	58,149,180
	Blackstone Group, Inc. (The), Class A	108,362	7,280,843
*	Blucora, Inc.	75,507	1,250,396
	BOK Financial Corp.	130,601	9,646,190
	Boston Private Financial Holdings, Inc.	260,726	3,178,250
*	Bridgewater Bancshares, Inc.	38,692	496,805
*	Brighthouse Financial, Inc.	52,344	1,850,884
	BrightSphere Investment Group, Inc.	241,488	4,426,475
	Brookline Bancorp, Inc.	277,736	3,496,696
	Brown & Brown, Inc.	382,181	16,468,179
	Bryn Mawr Bank Corp.	70,052	2,177,216
#	Business First Bancshares, Inc.	2,673	54,262
	Byline Bancorp, Inc.	9,550	153,469
	C&F Financial Corp.	9,438	371,574
	Cadence BanCorp	342,101	6,130,450
»	Calamos Asset Management, Inc., Class A	35,476	0
	California First National Bancorp	4,858	80,448
	Cambridge Bancorp	6,983	513,251
	Camden National Corp.	50,870	1,910,168
*	Cannae Holdings, Inc.	235,378	8,942,010
#	Capital City Bank Group, Inc.	51,430	1,148,432
	Capital One Financial Corp.	265,505	27,681,551
	Capitol Federal Financial, Inc.	482,852	5,997,022
	Capstar Financial Holdings, Inc.	52,453	760,569
	Cathay General Bancorp	191,815	6,487,183
	Cboe Global Markets, Inc.	70,930	6,506,409
	CBTX, Inc.	34,416	905,829
	CCUR Holdings, Inc.	14,271	41,386
	Central Pacific Financial Corp.	56,777	1,128,727
	Central Valley Community Bancorp	24,647	377,099
	Century Bancorp, Inc., Class A	13,628	1,079,338
	CF Bankshares, Inc.	6,476	109,380
	Charles Schwab Corp. (The)	1,079,738	55,649,697
#	Chemung Financial Corp.	13,461	450,405
	Chubb, Ltd.	228,621	33,303,221
	Cincinnati Financial Corp.	199,192	16,750,055
	CIT Group, Inc.	176,002	6,494,474
	Citigroup, Inc.	1,019,064	59,095,521
	Citizens & Northern Corp.	25,465	486,636
	Citizens Community Bancorp, Inc.	24,520	270,456
	Citizens Financial Group, Inc.	493,062	17,967,179
	Citizens Holding Co.	5,685	114,780
#*	Citizens, Inc.	80,221	485,337

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	City Holding Co.	44,929	$3,102,347
	Civista Bancshares, Inc.	40,150	684,558
	CME Group, Inc.	150,921	27,428,383
	CNA Financial Corp.	112,747	4,331,740
	CNB Financial Corp.	47,886	1,007,043
	CNO Financial Group, Inc.	360,876	7,654,180
*	Coastal Financial Corp.	12,903	255,479
	Codorus Valley Bancorp, Inc.	25,892	409,094
	Cohen & Steers, Inc.	131,992	8,645,476
	Colony Bankcorp, Inc.	20,874	289,105
	Columbia Banking System, Inc.	189,832	7,312,329
*	Columbia Financial, Inc.	80,139	1,235,743
	Comerica, Inc.	255,711	14,626,669
#	Commerce Bancshares, Inc.	251,016	16,780,420
	Commercial National Financial Corp.	178	3,026
	Community Bank System, Inc.	154,047	9,989,948
	Community Bankers Trust Corp.	62,574	451,784
	Community Financial Corp. (The)	15,436	367,377
	Community Trust Bancorp, Inc.	58,563	2,135,207
	Community West Bancshares	17,906	157,752
	ConnectOne Bancorp, Inc.	140,313	2,981,651
*	Consumer Portfolio Services, Inc.	187,505	787,521
#	County Bancorp, Inc.	18,726	405,043
#	Cowen, Inc., Class A	63,922	1,607,638
	Crawford & Co., Class A	94,242	717,182
	Crawford & Co., Class B	74,316	582,645
#*	Credit Acceptance Corp.	55,438	21,386,317
	Cullen/Frost Bankers, Inc.	113,352	10,455,588
*	Customers Bancorp, Inc.	95,711	2,126,698
	CVB Financial Corp.	383,991	7,460,945
	Diamond Hill Investment Group, Inc.	14,228	2,109,016
	Dime Community Bancshares, Inc.	132,854	2,112,379
	Dime Community Bancshares, Inc.	61,357	1,498,952
	Discover Financial Services	435,302	36,365,129
	Donegal Group, Inc., Class A	78,391	1,087,283
	Donegal Group, Inc., Class B	5,678	70,861
*	Donnelley Financial Solutions, Inc.	98,704	1,765,815
	Eagle Bancorp Montana, Inc.	17,152	366,881
	Eagle Bancorp, Inc.	107,235	4,556,415
	East West Bancorp, Inc.	257,210	15,417,167
	Eaton Vance Corp.	301,121	20,217,264
#*	eHealth, Inc.	61,247	2,930,669
*	Elevate Credit, Inc.	56,257	240,780
	Elmira Savings Bank	7,695	95,572
#	Emclaire Financial Corp.	2,399	64,053
	Employers Holdings, Inc.	105,795	3,226,747
#*	Encore Capital Group, Inc.	101,335	3,009,649
*	Enova International, Inc.	135,147	3,054,322
*	Enstar Group, Ltd.	32,385	6,483,801
	Enterprise Bancorp, Inc.	18,776	475,784
	Enterprise Financial Services Corp.	85,883	3,032,529
	Equitable Holdings, Inc.	74,324	1,841,749
*	Equity Bancshares, Inc., Class A	47,837	1,056,241
#	Erie Indemnity Co., Class A	58,942	14,328,800
*	Esquire Financial Holdings, Inc.	17,523	386,908
	ESSA Bancorp, Inc.	19,001	271,334
	Essent Group, Ltd.	178,380	7,461,635
#	Evans Bancorp, Inc.	13,858	411,860
	Evercore, Inc., Class A	118,960	12,978,536

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Everest Re Group, Ltd.	57,189	$12,071,454
*	EZCORP, Inc., Class A	146,511	657,834
	FactSet Research Systems, Inc.	60,961	18,430,949
#	Farmers & Merchants Bancorp, Inc.	8,932	204,543
	Farmers National Banc Corp.	51,416	684,861
#	FB Financial Corp.	142,601	5,327,573
	FBL Financial Group, Inc., Class A	79,082	4,431,755
	Federal Agricultural Mortgage Corp., Class A	2,460	164,968
	Federal Agricultural Mortgage Corp., Class C	29,738	2,260,088
	Federated Hermes, Inc., Class B	279,686	7,551,522
	FedNat Holding Co.	42,906	223,111
*	FFBW, Inc.	15,405	158,826
*	FG Financial Group, Inc.	8,932	32,066
#	Fidelity D&D Bancorp, Inc.	5,497	270,507
	Fidelity National Financial, Inc.	365,119	13,253,820
	Fifth Third Bancorp	844,075	24,419,090
	Financial Institutions, Inc.	51,721	1,183,894
	First American Financial Corp.	316,449	16,547,118
	First Bancorp	92,109	3,137,233
	First BanCorp	732,789	6,668,380
	First Bancorp, Inc. (The)	31,491	756,729
	First Bancshares, Inc.	569	8,265
	First Bancshares, Inc. (The)	29,331	878,170
	First Bank	36,002	325,818
	First Busey Corp.	165,497	3,420,823
	First Business Financial Services, Inc.	24,675	475,241
#	First Capital, Inc.	6,938	332,955
	First Choice Bancorp	18,727	368,173
	First Citizens BancShares, Inc., Class A	22,584	13,459,838
	First Commonwealth Financial Corp.	302,343	3,546,483
	First Community Bancshares, Inc.	52,812	1,133,346
	First Community Corp.	21,514	365,523
	First Financial Bancorp	259,292	4,750,229
#	First Financial Bankshares, Inc.	268,216	10,160,022
	First Financial Corp.	23,250	892,568
	First Financial Northwest, Inc.	22,460	286,140
	First Foundation, Inc.	138,010	2,796,083
#	First Guaranty Bancshares, Inc.	6,290	100,640
	First Hawaiian, Inc.	20,596	478,857
	First Horizon National Corp.	1,385,540	19,245,151
	First Internet Bancorp	30,005	918,753
	First Interstate BancSystem, Inc., Class A	118,143	4,567,408
	First Merchants Corp.	162,850	6,134,559
	First Mid Bancshares, Inc.	33,744	1,142,909
	First Midwest Bancorp, Inc.	296,331	4,898,351
	First National Corp.	4,411	79,486
	First Northwest Bancorp	29,820	408,534
	First of Long Island Corp. (The)	76,126	1,273,588
	First Republic Bank	151,619	21,983,239
	First Savings Financial Group, Inc.	3,511	212,029
	First United Corp.	19,729	308,364
	First US Bancshares, Inc.	11,301	98,093
*	First Western Financial, Inc.	5,714	105,538
	FirstCash, Inc.	118,740	6,991,411
	Flagstar Bancorp, Inc.	194,402	8,330,126
	Flushing Financial Corp.	96,520	1,764,386
	FNB Corp.	771,885	7,610,786
#	Franklin Financial Services Corp.	2,735	73,872
	Franklin Resources, Inc.	449,353	11,813,490

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FS Bancorp, Inc.	12,653	$678,454
	Fulton Financial Corp.	396,114	5,307,928
#*	FVCBankcorp, Inc.	7,445	114,876
	GAMCO Investors, Inc., Class A	33,438	595,531
*	Genworth Financial, Inc., Class A	715,120	2,030,941
#	German American Bancorp, Inc.	82,904	2,804,642
	Glacier Bancorp, Inc.	220,426	10,282,873
	Glen Burnie Bancorp	793	8,961
	Global Indemnity Group LLC, Class A	35,994	980,836
	Globe Life, Inc.	159,563	14,422,900
	Goldman Sachs Group, Inc. (The)	169,100	45,854,847
	Goosehead Insurance, Inc., Class A	18,521	2,474,406
	Great Southern Bancorp, Inc.	48,081	2,364,143
	Great Western Bancorp, Inc.	149,868	3,596,832
*	Green Dot Corp., Class A	142,671	7,166,364
#	Greene County Bancorp, Inc.	1,937	45,946
	Greenhill & Co., Inc.	39,752	461,521
#*	Greenlight Capital Re, Ltd., Class A	74,485	559,382
	Guaranty Bancshares, Inc.	21,025	701,815
	Guaranty Federal Bancshares, Inc.	9,816	171,093
*	Hallmark Financial Services, Inc.	43,645	157,122
	Hamilton Lane, Inc., Class A	46,666	3,517,216
	Hancock Whitney Corp.	229,954	7,850,630
	Hanmi Financial Corp.	106,232	1,468,126
	Hanover Insurance Group, Inc. (The)	95,739	10,767,765
*	HarborOne Bancrop, Inc.	93,608	1,016,583
	Harleysville Financial Corp.	2,702	61,200
	Hartford Financial Services Group, Inc. (The)	531,063	25,501,645
	Hawthorn Bancshares, Inc.	17,157	315,003
#	HCI Group, Inc.	32,040	1,782,385
	Heartland Financial USA, Inc.	118,089	5,037,677
#	Hennessy Advisors, Inc.	20,446	175,222
	Heritage Commerce Corp.	172,957	1,518,562
	Heritage Financial Corp.	126,311	2,980,940
	Heritage Insurance Holdings, Inc.	94,337	879,221
	Hilltop Holdings, Inc.	301,208	9,048,288
	Hingham Institution For Savings (The)	5,643	1,237,284
*	HMN Financial, Inc.	11,368	203,715
	Home Bancorp, Inc.	22,861	643,766
	Home BancShares, Inc.	424,660	9,002,792
	Home Federal Bancorp, Inc.	2,614	81,034
	HomeStreet, Inc.	57,218	2,082,735
	HomeTrust Bancshares, Inc.	14,545	305,445
	Hope Bancorp, Inc.	357,643	3,998,449
	Horace Mann Educators Corp.	112,738	4,415,947
	Horizon Bancorp, Inc.	138,889	2,198,613
	Houlihan Lokey, Inc.	94,105	6,102,709
*	Howard Bancorp, Inc.	49,213	595,477
	Huntington Bancshares, Inc.	1,581,282	20,912,454
*	HV Bancorp, Inc.	1,600	26,960
*	ICC Holdings, Inc.	4,514	64,234
	IF Bancorp, Inc.	6,461	127,928
	Independence Holding Co.	33,517	1,290,740
	Independent Bank Corp.	78,268	5,876,361
	Independent Bank Corp.	79,297	1,455,893
	Independent Bank Group, Inc.	122,326	7,513,263
	Interactive Brokers Group, Inc., Class A	169,639	10,380,210
	Intercontinental Exchange, Inc.	315,151	34,776,913
	International Bancshares Corp.	212,217	8,023,925

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Invesco, Ltd.	599,951	$12,352,991
	Investar Holding Corp.	28,758	463,867
	Investors Bancorp, Inc.	601,778	6,926,465
	Investors Title Co.	6,264	895,752
	James River Group Holdings, Ltd.	99,889	4,443,063
	Janus Henderson Group P.L.C.	257,303	7,914,640
	Jefferies Financial Group, Inc.	486,320	11,355,572
	JPMorgan Chase & Co.	2,014,663	259,226,688
	Kearny Financial Corp.	363,226	3,759,389
	Kemper Corp.	165,791	11,663,397
	Kentucky First Federal Bancorp	16,790	105,441
	KeyCorp	1,120,935	18,898,964
	Kingstone Cos., Inc.	26,975	189,095
	Kinsale Capital Group, Inc.	24,672	4,627,480
	KKR & Co., Inc., Class A	280,744	10,934,979
	Lake Shore Bancorp, Inc.	8,295	109,494
	Lakeland Bancorp, Inc.	168,336	2,206,885
	Lakeland Financial Corp.	73,806	4,332,412
	Landmark Bancorp, Inc.	11,868	280,203
	Lazard, Ltd., Class A	299,807	12,352,048
	LCNB Corp.	39,467	607,002
*	LendingClub Corp.	181,392	1,968,103
#*	LendingTree, Inc.	10,706	3,485,017
#	Level One Bancorp, Inc.	14,563	303,639
*	Limestone Bancorp, Inc.	14,697	191,796
	Lincoln National Corp.	278,276	12,658,775
#	Live Oak Bancshares, Inc.	114,349	4,560,238
	Loews Corp.	360,511	16,327,543
	LPL Financial Holdings, Inc.	269,131	29,157,653
	Luther Burbank Corp.	6,429	62,940
	M&T Bank Corp.	149,418	19,793,402
	Macatawa Bank Corp.	100,595	834,939
	Mackinac Financial Corp.	30,395	380,545
*	Magyar Bancorp, Inc.	8,387	88,902
*	Maiden Holdings, Ltd.	245,444	564,521
#*	MainStreet Bancshares, Inc.	3,548	60,600
*	Malvern Bancorp, Inc.	22,019	348,341
	Manning & Napier, Inc.	37,193	227,621
*	Markel Corp.	15,695	15,215,989
	MarketAxess Holdings, Inc.	44,651	24,145,475
	Marlin Business Services Corp.	35,516	506,103
	Marsh & McLennan Cos., Inc.	260,276	28,606,935
#*	MBIA, Inc.	460,050	2,824,707
	Mercantile Bank Corp.	50,250	1,364,287
	Merchants Bancorp	3,508	104,609
	Mercury General Corp.	151,868	8,050,523
	Meridian Bancorp, Inc.	182,651	2,767,163
	Meridian Corp.	4,438	90,003
	Meta Financial Group, Inc.	128,221	4,953,177
	MetLife, Inc.	491,429	23,662,306
*	Metropolitan Bank Holding Corp.	10,356	410,719
	MGIC Investment Corp.	277,958	3,257,668
	Mid Penn Bancorp, Inc.	5,767	125,490
	Middlefield Banc Corp.	17,126	351,083
	Midland States Bancorp, Inc.	50,496	928,621
	MidWestOne Financial Group, Inc.	27,498	676,176
*	MMA Capital Holdings, Inc.	16,416	388,731
	Moelis & Co., Class A	84,833	4,217,048
	Moody's Corp.	114,488	30,483,575

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Morgan Stanley	1,230,147	$82,481,356
	Morningstar, Inc.	84,700	19,471,683
*	Mr Cooper Group, Inc.	52,741	1,436,137
	MSCI, Inc.	73,594	29,091,708
	MVB Financial Corp.	27,926	625,822
	Nasdaq, Inc.	209,607	28,353,539
	National Bank Holdings Corp., Class A	105,411	3,507,024
	National Bankshares, Inc.	7,777	241,087
#*	National Holdings Corp.	20,165	65,940
	National Security Group, Inc. (The)	2,402	27,263
	National Western Life Group, Inc., Class A	11,616	2,090,880
#	Navient Corp.	633,324	7,128,062
	NBT Bancorp, Inc.	143,557	4,738,817
	Nelnet, Inc., Class A	100,841	6,936,852
	New York Community Bancorp, Inc.	689,481	7,211,971
»	NewStar Financial, Inc.	120,603	12,253
*	NI Holdings, Inc.	24,329	413,593
*	Nicholas Financial, Inc.	18,462	169,481
*	Nicolet Bankshares, Inc.	23,280	1,578,151
*	NMI Holdings, Inc., Class A	212,574	4,508,695
*	Northeast Bank	24,328	633,988
	Northern Trust Corp.	238,095	21,235,693
	Northfield Bancorp, Inc.	162,681	2,010,737
	Northrim BanCorp, Inc.	16,807	539,841
	Northwest Bancshares, Inc.	343,858	4,384,189
	Norwood Financial Corp.	10,571	260,892
#	Oak Valley Bancorp	15,008	233,374
	OceanFirst Financial Corp.	187,284	3,401,077
#	Oconee Federal Financial Corp.	2,225	54,268
*	Ocwen Financial Corp.	1,835	44,884
	OFG Bancorp	170,790	2,934,172
	Ohio Valley Banc Corp.	8,757	188,188
	Old National Bancorp	467,282	7,845,665
#	Old Point Financial Corp.	7,052	137,161
	Old Republic International Corp.	646,273	11,697,541
	Old Second Bancorp, Inc.	13,666	134,200
	OneMain Holdings, Inc.	199,336	9,281,084
	Oppenheimer Holdings, Inc., Class A	16,285	564,601
	Origin Bancorp, Inc.	23,289	735,700
	Orrstown Financial Services, Inc.	31,672	548,242
*	Pacific Mercantile Bancorp	58,543	345,404
	Pacific Premier Bancorp, Inc.	266,404	8,857,933
	PacWest Bancorp	193,140	5,830,897
#	Park National Corp.	47,523	5,132,959
	Parke Bancorp, Inc.	36,297	628,664
	Pathfinder Bancorp, Inc.	8,118	96,198
#	Patriot National Bancorp, Inc.	5,433	54,221
#	PCB Bancorp	22,984	272,131
	PCSB Financial Corp.	43,541	641,577
	Peapack-Gladstone Financial Corp.	63,296	1,488,722
	Penns Woods Bancorp, Inc.	18,821	405,404
	Pennymac Financial Services, Inc.	189,788	11,007,704
	Peoples Bancorp of North Carolina, Inc.	12,220	245,622
	Peoples Bancorp, Inc.	64,321	1,961,790
	Peoples Financial Services Corp.	8,101	291,798
	People's United Financial, Inc.	861,950	11,774,237
	Pinnacle Financial Partners, Inc.	162,141	11,111,523
	Piper Sandler Cos.	51,062	4,663,492
	PJT Partners, Inc., Class A	29,984	2,068,596

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Plumas Bancorp	13,751	$342,400
	PNC Financial Services Group, Inc. (The)	224,525	32,223,828
*	Ponce de Leon Federal Bank	43,206	407,001
	Popular, Inc.	212,201	12,042,407
#*	PRA Group, Inc.	148,611	4,899,705
	Preferred Bank	47,770	2,306,813
	Premier Financial Bancorp, Inc.	36,475	560,621
	Premier Financial Corp.	115,017	3,192,872
	Primerica, Inc.	150,675	20,990,534
	Principal Financial Group, Inc.	319,426	15,738,119
	ProAssurance Corp.	136,685	2,505,436
	PROG Holdings, Inc.	181,144	8,546,374
	Progressive Corp. (The)	386,646	33,711,665
	Prosperity Bancshares, Inc.	234,224	15,796,067
	Protective Insurance Corp., Class A	4,434	68,550
	Protective Insurance Corp., Class B	31,717	446,258
	Provident Bancorp, Inc.	43,546	502,085
	Provident Financial Holdings, Inc.	23,477	376,806
	Provident Financial Services, Inc.	206,316	3,820,972
	Prudential Bancorp, Inc.	24,908	294,163
	Prudential Financial, Inc.	321,883	25,197,001
	Pzena Investment Management, Inc., Class A	7,981	66,242
	QCR Holdings, Inc.	48,204	1,869,351
	Radian Group, Inc.	195,407	3,751,814
*	Randolph Bancorp, Inc.	14,267	271,073
	Raymond James Financial, Inc.	168,534	16,841,603
	RBB Bancorp	23,880	396,408
	Regional Management Corp.	33,931	960,247
	Regions Financial Corp.	1,211,725	20,611,442
	Reinsurance Group of America, Inc.	94,766	9,955,168
	RenaissanceRe Holdings, Ltd.	85,190	12,815,984
	Renasant Corp.	149,669	5,298,283
	Republic Bancorp, Inc., Class A	47,413	1,711,135
#*	Republic First Bancorp, Inc.	149,282	417,990
	Riverview Bancorp, Inc.	59,634	310,693
	RLI Corp.	99,196	9,600,189
	S&P Global, Inc.	106,122	33,640,674
	S&T Bancorp, Inc.	135,794	3,449,168
*	Safeguard Scientifics, Inc.	52,713	360,030
	Safety Insurance Group, Inc.	50,430	3,703,579
	Salisbury Bancorp, Inc.	7,079	259,587
#	Sandy Spring Bancorp, Inc.	121,686	4,043,626
#	Santander Consumer USA Holdings, Inc.	629,249	13,906,403
	SB Financial Group, Inc.	17,474	301,951
*	Seacoast Banking Corp. of Florida	71,438	2,175,287
*	Security National Financial Corp., Class A	37,020	318,372
	SEI Investments Co.	277,051	14,642,145
*	Select Bancorp, Inc.	56,919	537,315
	Selective Insurance Group, Inc.	171,452	11,140,951
	ServisFirst Bancshares, Inc.	148,244	6,089,864
	Severn Bancorp, Inc.	33,252	254,378
	Shore Bancshares, Inc.	35,372	468,679
	Sierra Bancorp	48,652	1,064,019
	Signature Bank	79,721	13,169,112
	Silvercrest Asset Management Group, Inc., Class A	27,562	421,974
	Simmons First National Corp., Class A	277,889	6,863,858
	SLM Corp.	1,054,096	14,630,852
	SmartFinancial, Inc.	22,886	453,143
	Sound Financial Bancorp, Inc.	5,599	184,655

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	South State Corp.	181,921	$12,687,171
*	Southern First Bancshares, Inc.	24,251	972,465
	Southern Missouri Bancorp, Inc.	15,829	485,159
	Southern National Bancorp of Virginia, Inc.	59,841	722,281
	Southside Bancshares, Inc.	120,789	3,789,151
	Spirit of Texas Bancshares, Inc.	29,059	521,318
	State Auto Financial Corp.	143,306	2,370,281
	State Street Corp.	310,280	21,719,600
	Sterling Bancorp	532,139	9,823,286
	Sterling Bancorp, Inc.	22,217	103,976
	Stewart Information Services Corp.	90,683	4,205,878
	Stifel Financial Corp.	208,668	10,813,176
	Stock Yards Bancorp, Inc.	61,907	2,798,196
*	StoneX Group, Inc.	46,863	2,508,108
	Summit Financial Group, Inc.	17,934	371,234
	Summit State Bank	13,468	192,727
*	SVB Financial Group	79,723	34,901,135
	Synchrony Financial	927,351	31,205,361
	Synovus Financial Corp.	394,604	14,679,269
	T Rowe Price Group, Inc.	224,354	35,106,914
	TCF Financial Corp.	354,553	13,777,930
	Territorial Bancorp, Inc.	29,902	713,462
*	Texas Capital Bancshares, Inc.	142,625	8,588,877
	TFS Financial Corp.	316,921	5,599,994
*	Third Point Reinsurance, Ltd.	315,513	2,912,185
	Timberland Bancorp, Inc.	23,378	590,295
	Tiptree, Inc.	128,893	627,709
	Tompkins Financial Corp.	42,045	2,811,549
	Towne Bank	240,531	5,580,319
	Tradeweb Markets, Inc., Class A	6,193	376,472
	Travelers Cos., Inc. (The)	264,266	36,019,456
	TriCo Bancshares	101,555	3,788,001
*	TriState Capital Holdings, Inc.	92,872	1,704,201
*	Triumph Bancorp, Inc.	89,285	5,119,602
	Truist Financial Corp.	686,361	32,931,601
#*	Trupanion, Inc.	1,537	172,451
	TrustCo Bank Corp. NY	321,168	1,997,665
	Trustmark Corp.	194,593	5,345,470
	U.S. Bancorp.	909,248	38,961,277
	UMB Financial Corp.	116,592	8,274,534
	Umpqua Holdings Corp.	553,964	8,038,018
*	Unico American Corp.	5,450	28,885
	Union Bankshares, Inc.	2,439	66,341
	United Bancorp, Inc.	11,080	150,577
	United Bancshares, Inc.	6,375	155,614
#	United Bankshares, Inc.	324,815	10,283,643
	United Community Banks, Inc.	243,521	7,264,231
	United Fire Group, Inc.	85,504	2,354,780
	United Insurance Holdings Corp.	134,949	685,541
	United Security Bancshares	45,844	313,115
	Unity Bancorp, Inc.	30,986	582,537
	Universal Insurance Holdings, Inc.	146,484	1,961,421
	Univest Financial Corp.	95,867	2,152,214
	Unum Group	324,774	7,544,500
#	US Global Investors, Inc., Class A	14,134	78,444
	Valley National Bancorp	865,224	8,833,937
	Value Line, Inc.	7,363	226,780
	Veritex Holdings, Inc.	91,340	2,334,650
#	Victory Capital Holdings, Inc., Class A	8,635	183,235

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Virtu Financial, Inc., Class A	207,544	$5,763,497
	Virtus Investment Partners, Inc.	23,545	4,944,450
	Voya Financial, Inc.	250,373	13,885,687
	Waddell & Reed Financial, Inc., Class A	181,141	4,581,056
	Walker & Dunlop, Inc.	128,340	10,564,949
	Washington Federal, Inc.	256,539	6,716,191
	Washington Trust Bancorp, Inc.	53,277	2,321,812
	Waterstone Financial, Inc.	93,041	1,718,467
	Webster Financial Corp.	242,976	11,359,128
	Wells Fargo & Co.	1,742,572	52,068,051
	WesBanco, Inc.	187,319	5,432,251
	West BanCorp, Inc.	55,086	1,134,772
	Westamerica BanCorp	72,997	4,074,693
	Western Alliance Bancorp	286,541	19,536,365
	Western New England Bancorp, Inc.	94,346	604,758
	Westwood Holdings Group, Inc.	21,421	253,625
	White Mountains Insurance Group, Ltd.	7,435	7,583,700
	Willis Towers Watson P.L.C.	101,246	20,546,863
	Wintrust Financial Corp.	150,048	9,031,389
#	WisdomTree Investments, Inc.	392,147	2,092,104
#*	World Acceptance Corp.	29,908	4,289,405
	WR Berkley Corp.	219,982	13,669,681
	WSFS Financial Corp.	157,615	6,772,717
	WVS Financial Corp.	2,157	31,708
	Zions Bancorp NA	271,529	11,985,290
TOTAL FINANCIALS			4,040,111,638
HEALTH CARE — (12.4%)
	Abbott Laboratories	586,135	72,440,425
	AbbVie, Inc.	889,036	91,108,409
*	ABIOMED, Inc.	38,341	13,352,253
#*	Acadia Healthcare Co., Inc.	259,931	13,173,303
*	ACADIA Pharmaceuticals, Inc.	47,668	2,290,447
*	Acceleron Pharma, Inc.	16,363	1,890,417
#*	Accuray, Inc.	79,188	391,189
#»	Achillion Pharmaceuticals, Inc.	448,234	636,492
*	Addus HomeCare Corp.	36,390	4,095,695
#*	Adverum Biotechnologies, Inc.	188,597	2,325,401
*	Aeglea BioTherapeutics, Inc.	65,850	457,658
#*	Aerie Pharmaceuticals Inc.	9,352	160,761
	Agilent Technologies, Inc.	243,269	29,233,636
#*	Agios Pharmaceuticals, Inc.	24,906	1,169,835
#*	Akebia Therapeutics, Inc.	229,508	743,606
#*	Albireo Pharma, Inc.	29,734	1,090,346
#*	Aldeyra Therapeutics, Inc.	60,566	678,339
*	Alexion Pharmaceuticals, Inc.	174,679	26,783,531
*	Align Technology, Inc.	56,868	29,877,310
*	Alkermes P.L.C.	108,812	2,283,964
*	Allscripts Healthcare Solutions, Inc.	519,055	8,564,407
*	Alnylam Pharmaceuticals, Inc.	32,902	4,951,093
*	Alpine Immune Sciences, Inc.	19,427	250,025
*	Amedisys, Inc.	67,149	19,292,579
*	American Shared Hospital Services	3,958	9,974
	AmerisourceBergen Corp.	188,916	19,685,047
	Amgen, Inc.	480,932	116,111,413
*	Amicus Therapeutics, Inc.	7,731	146,193
*	AMN Healthcare Services, Inc.	170,793	12,317,591
#*	Amphastar Pharmaceuticals, Inc.	125,572	2,282,899
*	AnaptysBio, Inc.	60,000	1,555,200

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AngioDynamics, Inc.	120,664	$2,261,243
*	ANI Pharmaceuticals, Inc.	37,794	1,078,641
*	Anika Therapeutics, Inc.	48,158	1,782,328
	Anthem, Inc.	185,833	55,188,684
*	Applied Genetic Technologies Corp.	47,982	189,049
*	Apyx Medical Corp.	71,717	666,251
*	AquaBounty Technologies Inc.	9,803	97,736
#*	Aravive, Inc.	28,295	148,549
#*	Arcus Biosciences, Inc.	25,278	877,905
*	Ardelyx, Inc.	179,035	1,215,648
*	Arena Pharmaceuticals, Inc.	104,842	7,783,470
*	Assembly Biosciences, Inc.	82,694	461,433
#*	Assertio Holdings, Inc.	175,321	110,540
*	Atara Biotherapeutics, Inc.	136,874	2,526,694
*	AtriCure, Inc.	11,869	691,132
	Atrion Corp.	4,902	3,193,506
*	Avanos Medical, Inc.	114,651	5,193,690
#*	Avrobio, Inc.	12,944	185,229
#*	AxoGen, Inc.	12,702	220,380
	Baxter International, Inc.	235,830	18,118,819
	Becton Dickinson and Co.	85,776	22,455,299
*	BioDelivery Sciences International, Inc.	17,342	66,767
*	Biogen, Inc.	144,169	40,743,601
*	BioMarin Pharmaceutical, Inc.	91,526	7,576,522
*	Bio-Rad Laboratories, Inc., Class A	33,729	19,352,688
	Bio-Techne Corp.	48,587	15,786,402
*	BioTelemetry, Inc.	89,756	6,413,964
#*	Bluebird Bio, Inc.	47,776	2,128,421
*	Boston Scientific Corp.	348,414	12,347,792
	Bristol-Myers Squibb Co.	974,388	59,856,655
*	Brookdale Senior Living, Inc.	464,771	2,295,969
	Bruker Corp.	254,648	14,741,573
#*	Caladrius Biosciences, Inc.	13,745	29,139
#*	Calithera Biosciences, Inc.	136,322	391,244
#	Cantel Medical Corp.	79,179	6,252,766
#*	Cara Therapeutics, Inc.	16,136	301,743
	Cardinal Health, Inc.	330,501	17,757,819
*	Cardiovascular Systems, Inc.	29,839	1,342,457
*	CareDx, Inc.	18,015	1,376,886
#*	Cassava Sciences, Inc.	8,330	165,101
*	Castlight Health, Inc., Class B	163,791	291,548
*	Catalent, Inc.	350,678	40,345,504
*	Catalyst Biosciences, Inc.	55,853	315,569
*	Catalyst Pharmaceuticals, Inc.	60,292	219,463
*	Celldex Therapeutics, Inc.	70,854	1,531,863
*	Cellular Biomedicine Group, Inc.	1,100	21,560
*	Centene Corp.	477,162	28,772,869
	Cerner Corp.	411,945	33,000,914
*	Change Healthcare, Inc.	312,164	7,448,233
*	Charles River Laboratories International, Inc.	144,584	37,454,485
#*	Chembio Diagnostics, Inc.	30,538	201,245
	Chemed Corp.	40,979	21,223,024
*	ChemoCentryx, Inc.	16,807	958,167
#*	Chiasma, Inc.	51,748	204,922
*	Chimerix, Inc.	184,649	1,565,824
#*	Chinook Therapeutics, Inc.	10,756	152,413
	Cigna Corp.	277,181	60,162,136
#*	Collegium Pharmaceutical, Inc.	38,512	929,680
*	Community Health Systems, Inc.	187,097	1,743,744

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Computer Programs and Systems, Inc.	35,295	$1,086,380
#*	Concert Pharmaceuticals, Inc.	73,255	766,980
#	CONMED Corp.	63,467	7,101,957
#»	Contra Aduro Biotech I	19,543	195
»	Contra Clementia Pharm Inc	1,000	0
»	Contra Pfenex, Inc.	44,829	33,622
	Cooper Cos., Inc. (The)	43,578	15,864,135
*	Corcept Therapeutics, Inc.	274,763	7,764,802
*	CorVel Corp.	60,304	5,959,241
#*	Corvus Pharmaceuticals, Inc.	39,229	145,932
*	Covetrus, Inc.	72,840	2,481,659
*	CRISPR Therapeutics AG	8,632	1,430,322
*	Cross Country Healthcare, Inc.	138,338	1,211,841
*	CryoLife, Inc.	97,811	2,340,617
*	Cumberland Pharmaceuticals, Inc.	40,261	127,627
*	Cutera, Inc.	12,065	292,094
	CVS Health Corp.	829,846	59,458,466
*	Cyclerion Therapeutics, Inc.	3,615	11,423
*	Cymabay Therapeutics, Inc.	126,914	678,990
*	CytomX Therapeutics, Inc.	106,976	739,204
	Danaher Corp.	251,261	59,759,916
*	DaVita, Inc.	296,876	34,844,336
*	Denali Therapeutics, Inc.	98,402	6,740,537
	DENTSPLY SIRONA, Inc.	272,778	14,590,895
*	DexCom, Inc.	26,040	9,761,094
#*	Eagle Pharmaceuticals, Inc.	15,105	704,950
*	Edwards Lifesciences Corp.	119,180	9,841,884
*	Elanco Animal Health, Inc.	337,955	9,810,834
#»	Elanco Animal Health, Inc.	131,780	0
#*	Electromed, Inc.	13,044	129,657
	Eli Lilly and Co.	538,596	112,011,810
#*	Eloxx Pharmaceuticals, Inc.	4,086	14,056
*	Emergent BioSolutions, Inc.	78,653	8,404,073
*	Enanta Pharmaceuticals, Inc.	52,437	2,520,122
	Encompass Health Corp.	312,208	25,101,523
*	Endo International P.L.C.	423,800	3,085,264
#*	Enochian Biosciences, Inc.	36,985	140,173
	Ensign Group, Inc. (The)	169,224	13,246,855
*	Envista Holdings Corp.	109,191	3,880,648
#*	Enzo Biochem, Inc.	121,470	342,545
*	Epizyme, Inc.	121,736	1,333,009
#*	Evolent Health, Inc., Class A	249,401	4,257,275
#*	Exact Sciences Corp.	63,961	8,772,891
*	Exelixis, Inc.	469,222	10,421,421
*	Eyenovia, Inc.	12,546	75,401
#*	FibroGen, Inc.	56,657	2,729,734
*	Five Prime Therapeutics, Inc.	92,903	1,553,338
*	Five Star Senior Living, Inc.	204	1,475
*	FONAR Corp.	17,731	315,966
#*	Fulgent Genetics, Inc.	30,974	3,422,317
#*	G1 Therapeutics, Inc.	76,749	1,851,953
	Gilead Sciences, Inc.	1,115,047	73,147,083
#*	Global Blood Therapeutics, Inc.	66,950	3,355,534
*	Globus Medical, Inc., Class A	164,504	10,148,252
*	GlycoMimetics, Inc.	109,811	398,614
*	Great Elm Group, Inc.	61,827	173,734
*	Guardant Health, Inc.	23,733	3,690,482
*	Haemonetics Corp.	109,830	12,552,471
*	Hanger, Inc.	70,228	1,438,972

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Harvard Bioscience, Inc.	104,293	$483,920
	HCA Healthcare, Inc.	64,579	10,492,796
*	HealthStream, Inc.	83,884	1,952,820
*	Henry Schein, Inc.	175,487	11,555,819
#*	Heron Therapeutics, Inc.	36,977	641,921
#*	Heska Corp.	14,732	2,465,548
	Hill-Rom Holdings, Inc.	157,154	15,093,070
*	HMS Holdings Corp.	206,092	7,588,307
*	Hologic, Inc.	394,615	31,462,654
*	Horizon Therapeutics P.L.C.	482,570	34,976,674
	Humana, Inc.	119,931	45,946,765
*	ICU Medical, Inc.	41,541	8,494,304
*	IDEXX Laboratories, Inc.	79,980	38,284,826
*	Illumina, Inc.	27,906	11,900,235
*	ImmuCell Corp.	6,242	58,363
*	Incyte Corp.	61,966	5,561,448
*	InfuSystem Holdings, Inc.	48,515	854,834
#*	Innoviva, Inc.	225,749	2,711,245
*	Inogen, Inc.	47,644	2,331,221
*	Inovalon Holdings, Inc., Class A	81,958	1,999,775
#*	Insulet Corp.	8,002	2,137,974
*	Integer Holdings Corp.	75,875	5,599,575
*	Integra LifeSciences Holdings Corp.	165,154	10,906,770
*	Intellia Therapeutics, Inc.	127,571	7,988,496
*	Intra-Cellular Therapies, Inc.	175,445	5,640,557
#*	IntriCon Corp.	22,660	415,358
*	Intuitive Surgical, Inc.	21,050	15,737,822
#	Invacare Corp.	194,518	1,820,688
*	Ionis Pharmaceuticals, Inc.	75,712	4,548,020
*	IQVIA Holdings, Inc.	147,788	26,276,706
#*	iRadimed Corp.	2,040	50,470
*	IRIDEX Corp.	15,940	73,324
#*	Ironwood Pharmaceuticals, Inc.	121,963	1,246,462
*	IVERIC bio, Inc.	58,078	305,490
*	Jazz Pharmaceuticals P.L.C.	85,223	13,252,176
	Johnson & Johnson	2,037,810	332,427,945
*	Jounce Therapeutics, Inc.	95,220	1,075,986
#*	Kala Pharmaceuticals, Inc.	45,256	336,252
*	KalVista Pharmaceuticals, Inc.	34,070	517,864
#*	Karyopharm Therapeutics, Inc.	51,646	786,569
*	Kewaunee Scientific Corp.	6,314	83,345
*	Kindred Biosciences, Inc.	92,842	464,210
#*	Kiniksa Pharmaceuticals, Ltd., Class A	23,728	467,204
*	Kura Oncology, Inc.	78,799	2,360,030
*	Laboratory Corp. of America Holdings	125,837	28,805,348
#*	Lannett Co., Inc.	101,012	782,843
#*	Lantheus Holdings, Inc.	165,468	2,692,164
#	LeMaitre Vascular, Inc.	51,935	2,495,996
*	LENSAR, Inc.	35,748	249,879
*	LHC Group, Inc.	93,276	18,582,445
#*	Ligand Pharmaceuticals, Inc.	40,799	7,562,095
*	LivaNova P.L.C.	114,724	7,216,140
	Luminex Corp.	125,124	3,514,733
#*	Lumos Pharma, Inc.	2,606	44,823
*	MacroGenics, Inc.	125,711	2,569,533
#*	Madrigal Pharmaceuticals, Inc.	27,083	3,216,377
*	Magellan Health, Inc.	82,347	7,738,971
#*	Marinus Pharmaceuticals, Inc.	7,043	87,544
*	Masimo Corp.	49,872	12,763,242

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	McKesson Corp.	178,456	$31,135,218
#*»	MedCath Corp.	26,258	0
*	MEDNAX, Inc.	241,078	6,574,197
*	Medpace Holdings, Inc.	70,444	9,354,259
	Medtronic P.L.C.	463,854	51,640,866
	Merck & Co., Inc.	1,813,335	139,753,728
*	Meridian Bioscience, Inc.	136,128	3,008,429
*	Merit Medical Systems, Inc.	122,291	6,622,058
#*	Merrimack Pharmaceuticals, Inc.	38,029	255,555
*	Mersana Therapeutics, Inc.	44,631	850,667
*	Mettler-Toledo International, Inc.	25,652	29,964,101
#*	Minerva Neurosciences, Inc.	196,436	626,631
#*	Misonix, Inc.	8,260	113,658
*	ModivCare, Inc.	44,020	6,980,251
*	Molecular Templates, Inc.	66,461	760,978
*	Molina Healthcare, Inc.	172,383	36,822,733
*	Myriad Genetics, Inc.	210,588	5,801,699
	National HealthCare Corp.	48,530	3,108,347
	National Research Corp.	38,542	1,745,953
*	Natus Medical, Inc.	91,485	2,229,489
#*	Nektar Therapeutics	33,483	659,615
*	Neogen Corp.	68,362	5,528,435
#*	NeoGenomics, Inc.	126,762	6,720,921
#*	Neoleukin Therapeutics, Inc.	40,098	505,235
*	Neurocrine Biosciences, Inc.	34,134	3,746,207
*	NextGen Healthcare, Inc.	177,439	3,509,743
#*	Novavax, Inc.	442	97,655
*	Novocure, Ltd.	24,134	3,884,609
*	NuVasive, Inc.	133,593	7,179,288
*	Omnicell, Inc.	85,901	10,119,138
*	Oncternal Therapeutics, Inc.	6,310	34,137
*	Opiant Pharmaceuticals, Inc.	5,178	55,301
#*	OPKO Health, Inc.	148,435	803,033
*	OraSure Technologies, Inc.	191,025	2,909,311
*	Orthofix Medical, Inc.	51,702	2,089,278
*	Otonomy, Inc.	84,471	359,002
	Owens & Minor, Inc.	256,784	7,467,279
*	Oxford Immunotec Global P.L.C.	65,864	1,439,128
*	Pacira BioSciences, Inc.	50,627	3,345,432
#	Patterson Cos., Inc.	224,903	7,124,927
*»	PDL BioPharma, Inc.	458,319	1,132,048
*	Pennant Group, Inc.	86,912	4,673,258
#*	Penumbra, Inc.	9,215	2,405,944
	PerkinElmer, Inc.	131,039	19,271,906
	Perrigo Co. P.L.C.	230,777	9,854,178
#*	PetIQ, Inc.	54,198	1,878,503
	Pfizer, Inc.	3,366,832	120,869,269
	Phibro Animal Health Corp., Class A	63,051	1,307,678
*	PRA Health Sciences, Inc.	125,579	15,476,356
	Premier, Inc., Class A	232,042	7,859,263
*	Prestige Consumer Healthcare, Inc.	160,760	6,430,400
#*	Pro-Dex, Inc.	6,861	212,417
»	Progenic Pharmaceuticals, Inc.	132,661	5,665
#*	ProPhase Labs, Inc.	8,768	88,732
*	Protagonist Therapeutics, Inc.	64,606	1,337,990
*	Prothena Corp. P.L.C.	153,097	1,716,217
	Psychemedics Corp.	7,568	51,841
*	PTC Therapeutics, Inc.	8,705	503,323
	Quest Diagnostics, Inc.	151,722	19,594,896

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Quidel Corp.	69,469	$17,434,635
*	R1 RCM, Inc.	96,621	2,437,748
*	RadNet, Inc.	92,359	1,654,150
*	Regeneron Pharmaceuticals, Inc.	41,701	21,010,632
*	REGENXBIO, Inc.	91,375	3,776,529
*	Repligen Corp.	59,606	11,921,200
	ResMed, Inc.	101,037	20,366,028
#*	Revance Therapeutics, Inc.	74,940	1,906,474
#*	Rhythm Pharmaceuticals, Inc.	43,899	1,347,260
#*	Rigel Pharmaceuticals, Inc.	229,867	836,716
#*	Rocket Pharmaceuticals, Inc.	69,715	3,839,902
#*	Sage Therapeutics, Inc.	17,080	1,377,502
#*	Sangamo Therapeutics, Inc.	285,324	3,897,526
#*	Sarepta Therapeutics, Inc.	33,318	2,978,629
#*	scPharmaceuticals, Inc.	9,561	60,617
*	Seagen, Inc.	48,429	7,955,432
*	SeaSpine Holdings Corp.	66,910	1,087,957
*	Select Medical Holdings Corp.	496,656	12,764,059
#*	Sensus Healthcare, Inc.	26,485	97,465
#*	Sharps Compliance Corp.	23,834	315,085
#*	Sientra, Inc.	28,835	135,236
#*	SIGA Technologies, Inc.	14,990	96,835
#	Simulations Plus, Inc.	15,301	1,210,921
*	Spectrum Pharmaceuticals, Inc.	299,834	1,076,404
#*	Spero Therapeutics, Inc.	48,483	878,027
*	STAAR Surgical Co.	16,877	1,731,243
*	Star Equity Holdings, Inc.	2,380	8,425
#»	Steadymed, Ltd.	10,116	0
	STERIS P.L.C.	96,301	18,018,880
*	Strata Skin Sciences, Inc.	15,712	27,339
	Stryker Corp.	83,305	18,411,238
*	Supernus Pharmaceuticals, Inc.	151,029	4,438,742
#*	Surface Oncology, Inc.	18,978	209,897
*	Surgalign Holdings, Inc.	194,049	326,002
*	Surgery Partners, Inc.	106,563	3,972,669
*	Surmodics, Inc.	43,052	1,958,866
*	Syndax Pharmaceuticals, Inc.	58,949	1,181,338
*	Syneos Health, Inc.	213,449	15,869,933
*	Synlogic, Inc.	86,658	321,501
#*	Syros Pharmaceuticals, Inc.	49,118	537,597
*	Tactile Systems Technology, Inc.	11,227	612,433
*	Taro Pharmaceutical Industries, Ltd.	58,647	4,383,277
#*	Teladoc Health, Inc.	18,231	4,809,885
	Teleflex, Inc.	32,713	12,353,410
*	Tenet Healthcare Corp.	212,055	10,023,840
	Thermo Fisher Scientific, Inc.	147,259	75,057,912
#*	Tivity Health, Inc.	107,550	2,425,253
#*	Travere Therapeutics, Inc.	109,390	2,762,098
#*	Trevena, Inc.	217,480	474,106
#*	Triple-S Management Corp., Class B	92,574	2,169,009
#*	Ultragenyx Pharmaceutical, Inc.	32,869	4,555,315
*	United Therapeutics Corp.	124,801	20,444,900
	UnitedHealth Group, Inc.	564,236	188,217,845
	Universal Health Services, Inc., Class B	138,443	17,261,073
#	US Physical Therapy, Inc.	30,367	3,654,365
	Utah Medical Products, Inc.	9,903	858,293
*	Vanda Pharmaceuticals, Inc.	137,434	1,970,804
#*	Varex Imaging Corp.	105,507	2,042,616
*	Varian Medical Systems, Inc.	69,951	12,281,297

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Veeva Systems, Inc., Class A	22,665	$6,265,513
*	Verastem, Inc.	13,153	25,648
#*	Vericel Corp.	35,671	1,472,142
*	Vertex Pharmaceuticals, Inc.	50,829	11,643,907
*	Viatris, Inc.	1,114,599	18,937,037
*	ViewRay, Inc.	55,142	244,830
#*	Viking Therapeutics, Inc.	15,900	116,229
*	Vocera Communications, Inc.	16,811	738,843
*	Waters Corp.	45,107	11,938,470
	West Pharmaceutical Services, Inc.	75,626	22,649,231
#*	XBiotech, Inc.	9,859	184,659
#*	Xencor, Inc.	114,762	5,250,361
	Zimmer Biomet Holdings, Inc.	130,732	20,089,586
	Zoetis, Inc.	347,296	53,570,408
#*	Zogenix, Inc.	65,323	1,238,524
#*	Zynerba Pharmaceuticals, Inc.	7,863	27,442
TOTAL HEALTH CARE			3,706,854,463
INDUSTRIALS — (13.7%)
	3M Co.	456,981	80,273,282
#	AAON, Inc.	148,654	11,000,396
	AAR Corp.	110,655	3,712,475
	ABM Industries, Inc.	203,892	7,490,992
*	Acacia Research Corp.	39,294	220,046
	ACCO Brands Corp.	330,599	2,674,546
	Acme United Corp.	7,309	229,210
	Acuity Brands, Inc.	83,144	9,997,235
	ADT, Inc.	31,215	281,871
	Advanced Drainage Systems, Inc.	120,583	9,945,686
*	AECOM	357,135	17,892,464
*	Aegion Corp.	89,592	1,645,805
#*	Aerojet Rocketdyne Holdings, Inc.	209,080	10,880,523
*	AeroVironment, Inc.	57,021	6,544,300
	AGCO Corp.	224,831	24,933,758
	Air Lease Corp.	323,318	12,813,092
*	Air T, Inc.	6,373	130,009
*	Air Transport Services Group, Inc.	211,210	5,366,846
	Alamo Group, Inc.	31,445	4,389,408
	Alaska Air Group, Inc.	291,413	14,229,697
	Albany International Corp., Class A	87,239	6,064,855
	Allegiant Travel Co.	44,011	7,987,556
	Allegion P.L.C.	160,684	17,194,795
	Allied Motion Technologies, Inc.	38,843	1,757,646
	Allison Transmission Holdings, Inc.	294,473	11,985,051
#*	Alpha Pro Tech, Ltd.	28,782	411,007
	Altra Industrial Motion Corp.	125,156	6,434,270
	AMERCO	36,617	16,933,166
*	Ameresco, Inc., Class A	74,961	4,204,563
#	American Airlines Group, Inc.	242,596	4,165,373
#*	American Superconductor Corp.	51,248	1,266,851
*	American Woodmark Corp.	58,276	5,041,457
	AMETEK, Inc.	291,865	33,056,630
*	AMREP Corp.	14,457	115,656
	AO Smith Corp.	303,142	16,460,611
	Apogee Enterprises, Inc.	89,340	3,135,834
	Applied Industrial Technologies, Inc.	107,378	7,558,337
	ARC Document Solutions, Inc.	130,947	256,656
	ArcBest Corp.	42,847	1,985,958
	Arcosa, Inc.	139,027	7,756,316

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Argan, Inc.	71,417	$3,087,357
*	Armstrong Flooring, Inc.	92,682	348,484
	Armstrong World Industries, Inc.	109,506	8,564,464
*	ASGN, Inc.	168,848	13,999,188
	Astec Industries, Inc.	74,593	4,436,046
*	Astronics Corp.	45,874	571,590
*	Astronics Corp., Class B	38,887	487,449
*	Atkore International Group, Inc.	163,382	7,247,626
#*	Atlas Air Worldwide Holdings, Inc.	74,940	3,883,391
*	Avalon Holdings Corp., Class A	6,800	22,440
*	Avis Budget Group, Inc.	155,454	6,426,468
*	Axon Enterprise, Inc.	58,191	9,552,635
	AZZ, Inc.	79,622	3,789,211
	Barnes Group, Inc.	144,417	6,942,125
	Barrett Business Services, Inc.	22,529	1,420,453
*	Beacon Roofing Supply, Inc.	206,821	8,225,271
	BG Staffing, Inc.	28,902	364,743
	Boeing Co. (The)	132,170	25,666,092
	Boise Cascade Co.	129,182	6,152,939
	Brady Corp., Class A	116,356	5,341,904
	Brink's Co. (The)	111,977	7,628,993
#*	Broadwind, Inc.	18,954	166,985
*	Builders FirstSource, Inc.	681,989	26,086,079
	BWX Technologies, Inc.	193,548	10,436,108
	CAI International, Inc.	69,005	2,240,592
	Carlisle Cos., Inc.	103,718	15,031,850
	Carrier Global Corp.	618,500	23,812,250
*	Casella Waste Systems, Inc., Class A	110,876	6,346,542
	Caterpillar, Inc.	494,834	90,475,449
*	CBIZ, Inc.	176,820	4,581,406
*	CECO Environmental Corp.	105,352	730,089
#	CH Robinson Worldwide, Inc.	196,178	16,784,990
*	Chart Industries, Inc.	113,248	13,602,217
	Chicago Rivet & Machine Co.	653	17,848
#*	Cimpress P.L.C.	53,508	4,890,096
	Cintas Corp.	120,740	38,409,809
*	CIRCOR International, Inc.	63,797	2,039,590
*	Civeo Corp.	14,372	199,627
*	Clean Harbors, Inc.	155,555	12,049,290
*	Colfax Corp.	274,471	10,188,364
	Columbus McKinnon Corp.	67,055	2,896,105
	Comfort Systems USA, Inc.	121,543	6,737,129
*	Commercial Vehicle Group, Inc.	116,643	965,804
	CompX International, Inc.	9,138	127,475
*	Construction Partners, Inc., Class A	96,689	2,747,901
#	Copa Holdings SA, Class A	82,408	6,375,907
*	Copart, Inc.	252,027	27,659,963
	CoreLogic, Inc.	263,759	19,858,415
#*	Cornerstone Building Brands, Inc.	262,987	2,992,792
#	Costamare, Inc.	285,271	2,282,168
*	CoStar Group, Inc.	18,577	16,713,913
	Covanta Holding Corp.	417,571	5,908,630
*	Covenant Logistics Group, Inc.	49,556	747,800
*	CPI Aerostructures, Inc.	27,297	107,004
	CRA International, Inc.	23,082	1,228,193
	Crane Co.	121,368	9,185,130
	CSW Industrials, Inc.	50,720	5,909,894
	CSX Corp.	786,149	67,416,208
	Cubic Corp.	91,014	5,568,237

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Cummins, Inc.	225,012	$52,747,313
	Curtiss-Wright Corp.	118,494	12,298,492
	Deere & Co.	214,381	61,913,233
	Delta Air Lines, Inc.	359,299	13,638,990
	Deluxe Corp.	130,748	4,431,050
*	DLH Holdings Corp.	24,977	258,762
	Donaldson Co., Inc.	254,309	15,116,127
	Douglas Dynamics, Inc.	95,780	3,907,824
	Dover Corp.	209,901	24,451,368
*	Ducommun, Inc.	34,501	1,702,279
*	DXP Enterprises, Inc.	50,118	1,162,236
*	Dycom Industries, Inc.	120,211	9,753,921
#*	Eagle Bulk Shipping, Inc.	25,621	501,403
	Eastern Co. (The)	16,904	397,920
	Eaton Corp. P.L.C.	282,490	33,249,073
*	Echo Global Logistics, Inc.	94,422	2,486,131
	EMCOR Group, Inc.	166,057	14,662,833
	Emerson Electric Co.	416,682	33,063,717
	Encore Wire Corp.	68,952	3,981,978
#*	Energy Recovery, Inc.	3,654	50,571
	Enerpac Tool Group Corp.	164,310	3,330,564
	EnerSys	110,826	9,113,222
	Ennis, Inc.	82,957	1,509,817
	EnPro Industries, Inc.	72,206	5,212,551
	Equifax, Inc.	61,744	10,935,480
	ESCO Technologies, Inc.	68,007	6,466,106
	Espey Manufacturing & Electronics Corp.	4,614	87,758
*	EVI Industries, Inc.	100	3,591
*	Evoqua Water Technologies Corp.	116,197	3,166,368
*	ExOne Co. (The)	14,695	407,639
	Expeditors International of Washington, Inc.	174,808	15,648,812
	Exponent, Inc.	102,782	8,487,738
	Fastenal Co.	603,006	27,491,044
	Federal Signal Corp.	214,200	7,002,198
	FedEx Corp.	225,285	53,018,572
	Flowserve Corp.	195,158	6,939,819
*	Forrester Research, Inc.	39,537	1,568,037
	Fortive Corp.	253,056	16,721,941
	Fortune Brands Home & Security, Inc.	296,090	25,537,763
	Forward Air Corp.	82,507	5,914,927
*	Franklin Covey Co.	39,267	944,371
	Franklin Electric Co., Inc.	123,219	8,553,863
#*	FTI Consulting, Inc.	98,796	10,864,596
#	GATX Corp.	103,421	9,597,469
	Genco Shipping & Trading, Ltd.	100,655	796,181
*	Gencor Industries, Inc.	36,468	467,155
*	Generac Holdings, Inc.	193,944	47,791,681
	General Dynamics Corp.	163,061	23,917,788
	General Electric Co.	3,087,579	32,975,344
*	Gibraltar Industries, Inc.	86,381	7,742,329
*	GMS, Inc.	130,041	3,769,889
	Gorman-Rupp Co. (The)	88,649	2,792,444
*	GP Strategies Corp.	44,591	538,659
	Graco, Inc.	282,239	19,457,557
	GrafTech International, Ltd.	276,547	2,682,506
	Graham Corp.	28,775	424,719
#	Granite Construction, Inc.	129,445	3,832,866
*	Great Lakes Dredge & Dock Corp.	257,788	3,513,650
	Greenbrier Cos., Inc. (The)	96,053	3,475,198

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	157,775	$3,543,627
	H&E Equipment Services, Inc.	134,401	3,693,339
*	Harsco Corp.	241,542	4,016,843
	Hawaiian Holdings, Inc.	129,084	2,526,174
#*	HC2 Holdings, Inc.	48,253	168,403
#	Healthcare Services Group, Inc.	114,005	3,696,042
	Heartland Express, Inc.	265,003	4,974,106
#	HEICO Corp.	42,961	5,058,228
	HEICO Corp., Class A	69,924	7,433,620
	Heidrick & Struggles International, Inc.	64,387	1,877,525
	Helios Technologies, Inc.	97,622	5,325,280
*	Herc Holdings, Inc.	96,806	6,193,648
*	Heritage-Crystal Clean, Inc.	59,582	1,292,929
	Herman Miller, Inc.	170,364	5,834,967
	Hexcel Corp.	231,536	10,108,862
*	Hill International, Inc.	127,716	279,698
	Hillenbrand, Inc.	230,952	9,492,127
	HNI Corp.	140,505	4,532,691
	Honeywell International, Inc.	392,029	76,590,706
*	Houston Wire & Cable Co.	45,891	153,276
	Howmet Aerospace, Inc.	677,164	16,644,691
*	Hub Group, Inc., Class A	107,991	5,683,566
	Hubbell, Inc.	129,899	20,212,284
*	Hudson Global, Inc.	22,248	353,298
	Huntington Ingalls Industries, Inc.	84,916	13,359,834
	Hurco Cos., Inc.	19,185	564,423
*	Huron Consulting Group, Inc.	70,244	3,720,122
#*	Huttig Building Products, Inc.	3,665	12,828
	Hyster-Yale Materials Handling, Inc.	39,609	3,553,323
*	IAA, Inc.	212,048	12,116,423
	ICF International, Inc.	51,293	3,956,229
	IDEX Corp.	91,593	17,053,701
*	IES Holdings, Inc.	26,151	1,189,347
	IHS Markit, Ltd.	36,274	3,158,740
	Illinois Tool Works, Inc.	217,413	42,223,779
*	Ingersoll Rand, Inc.	464,480	19,433,843
	Innovative Solutions & Support, Inc.	32,517	190,875
	Insperity, Inc.	93,167	7,312,678
	Insteel Industries, Inc.	72,830	1,838,229
	Interface, Inc.	177,750	1,784,610
	ITT, Inc.	228,664	17,083,487
	Jacobs Engineering Group, Inc.	159,882	16,141,687
	JB Hunt Transport Services, Inc.	145,316	19,568,253
*	JELD-WEN Holding, Inc.	304,625	7,917,204
*	JetBlue Airways Corp.	774,137	11,101,125
	John Bean Technologies Corp.	76,875	8,908,275
	Johnson Controls International P.L.C.	666,078	33,184,006
	Kadant, Inc.	33,201	4,746,083
	Kaman Corp.	81,688	4,113,808
	Kansas City Southern	127,913	25,924,128
	KAR Auction Services, Inc.	365,829	6,753,203
	Kelly Services, Inc., Class A	114,899	2,242,828
	Kennametal, Inc.	242,331	9,179,498
	Kforce, Inc.	91,599	3,906,697
	Kimball International, Inc., Class B	151,971	1,837,329
*	Kirby Corp.	145,361	7,378,524
	Knight-Swift Transportation Holdings, Inc.	359,120	14,364,800
	Knoll, Inc.	184,469	2,759,656
	Korn Ferry	156,783	7,149,305

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Kratos Defense & Security Solutions, Inc.	284,331	$7,546,145
	L3Harris Technologies, Inc.	93,150	15,976,157
	Landstar System, Inc.	89,478	12,473,233
*	Lawson Products, Inc.	22,431	1,112,353
*	LB Foster Co., Class A	30,480	461,772
#	Lennox International, Inc.	44,118	12,154,068
*	Limbach Holdings, Inc.	43,999	637,986
	Lincoln Electric Holdings, Inc.	140,662	16,105,799
#	Lindsay Corp.	28,727	4,016,896
	Lockheed Martin Corp.	161,715	52,043,121
*	LS Starrett Co. (The), Class A	125,165	543,216
	LSI Industries, Inc.	107,584	1,033,344
*	Lydall, Inc.	50,082	1,507,468
*	Lyft, Inc., Class A	52,720	2,343,931
	Macquarie Infrastructure Corp.	107,613	2,990,565
*	Manitex International, Inc.	52,595	308,207
*	Manitowoc Co., Inc. (The)	99,036	1,301,333
	ManpowerGroup, Inc.	126,144	11,156,175
	Marten Transport, Ltd.	263,727	4,180,073
	Masco Corp.	241,195	13,099,300
*	Masonite International Corp.	85,800	8,537,100
#*	MasTec, Inc.	249,947	19,283,411
#*	Mastech Digital, Inc.	18,872	307,802
*	Matrix Service Co.	98,987	1,167,057
	Matson, Inc.	148,868	8,902,306
	Matthews International Corp., Class A	91,237	2,785,466
	McGrath RentCorp	84,825	5,919,937
*	Mercury Systems, Inc.	106,468	7,565,616
*	Meritor, Inc.	267,514	6,904,536
*	Mesa Air Group, Inc.	64,956	424,163
*	Middleby Corp. (The)	124,811	16,939,349
	Miller Industries, Inc.	16,917	674,650
*	Mistras Group, Inc.	73,836	510,207
	Moog, Inc., Class A	92,389	6,824,775
*	MRC Global, Inc.	211,359	1,460,491
#	MSA Safety, Inc.	73,695	11,505,263
	MSC Industrial Direct Co., Inc., Class A	131,469	10,198,050
	Mueller Industries, Inc.	182,552	6,234,151
	Mueller Water Products, Inc., Class A	535,824	6,424,530
*	MYR Group, Inc.	63,726	3,543,803
	National Presto Industries, Inc.	20,949	1,873,050
*	Navistar International Corp.	158,876	6,990,544
	Nielsen Holdings P.L.C.	440,896	9,845,208
	NL Industries, Inc.	315,550	1,423,131
#*	NN, Inc.	115,305	695,289
	Nordson Corp.	100,961	18,071,009
	Norfolk Southern Corp.	268,573	63,549,743
	Northrop Grumman Corp.	108,862	31,200,938
*	Northwest Pipe Co.	17,456	528,044
*	NOW, Inc.	291,917	2,419,992
*	NV5 Global, Inc.	33,952	2,965,028
	nVent Electric P.L.C.	200,418	4,485,355
	Old Dominion Freight Line, Inc.	219,990	42,678,060
#	Omega Flex, Inc.	9,747	1,803,195
#*	Orion Energy Systems, Inc.	20,054	196,329
*	Orion Group Holdings, Inc.	135,042	725,176
	Oshkosh Corp.	207,975	19,048,430
	Otis Worldwide Corp.	293,493	18,974,322
	Owens Corning	247,407	19,198,783

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	P&F Industries, Inc., Class A	2,869	$16,898
	PACCAR, Inc.	498,411	45,465,051
*	PAM Transportation Services, Inc.	17,066	881,459
*	Pangaea Logistics Solutions, Ltd.	74,703	207,674
	Park Aerospace Corp.	73,802	980,091
	Parker-Hannifin Corp.	171,116	45,279,005
	Park-Ohio Holdings Corp.	39,623	1,116,972
	Patriot Transportation Holding, Inc.	7,392	65,863
	Pentair P.L.C.	391,140	21,301,484
*	Perma-Fix Environmental Services	20,738	129,405
*	Perma-Pipe International Holdings, Inc.	16,930	103,104
*	PGT Innovations, Inc.	203,334	4,211,047
*	PICO Holdings, Inc.	40,315	346,709
	Pitney Bowes, Inc.	292,670	2,733,538
#	Powell Industries, Inc.	40,237	1,153,595
	Preformed Line Products Co.	15,573	1,001,188
	Primoris Services Corp.	165,492	4,816,645
*	Proto Labs, Inc.	45,078	9,547,520
	Quad/Graphics, Inc.	101,801	476,429
	Quanex Building Products Corp.	116,781	2,568,014
	Quanta Services, Inc.	342,712	24,150,915
*	Quest Resource Holding Corp.	14,300	36,036
*	Radiant Logistics, Inc.	150,027	870,157
	Raven Industries, Inc.	88,930	2,869,771
	Raytheon Technologies Corp.	971,274	64,813,114
*	RBC Bearings, Inc.	57,016	9,540,487
#*	Red Violet, Inc.	3,910	87,584
	Regal Beloit Corp.	121,726	15,274,179
	Republic Services, Inc.	328,777	29,760,894
*	Resideo Technologies, Inc.	153,251	3,540,098
	Resources Connection, Inc.	101,821	1,175,014
	REV Group, Inc.	167,148	1,726,639
	Rexnord Corp.	346,718	13,126,744
	Robert Half International, Inc.	240,151	16,210,193
	Rockwell Automation, Inc.	126,860	31,528,516
#	Rollins, Inc.	364,285	13,121,546
	Roper Technologies, Inc.	55,876	21,954,239
	Rush Enterprises, Inc., Class A	151,783	6,373,368
	Rush Enterprises, Inc., Class B	19,405	751,556
	Ryder System, Inc.	146,730	9,183,831
*	Saia, Inc.	88,327	15,611,797
	Schneider National, Inc., Class B	36,225	760,725
#	Scorpio Bulkers, Inc.	22,074	355,612
#*	SEACOR Holdings, Inc.	63,253	2,640,180
*	Sensata Technologies Holding P.L.C.	285,619	15,566,236
*	Servotronics, Inc.	1,473	13,331
	Shyft Group, Inc. (The)	104,797	3,164,869
*	SIFCO Industries, Inc.	7,118	58,866
	Simpson Manufacturing Co., Inc.	93,249	8,578,908
#*	SiteOne Landscape Supply, Inc.	64,621	10,189,439
	SkyWest, Inc.	148,894	5,805,377
	Snap-on, Inc.	71,861	12,934,261
	Southwest Airlines Co.	731,379	32,136,793
*	SP Plus Corp.	71,868	2,084,172
	Spirit AeroSystems Holdings, Inc., Class A	235,393	7,972,761
*	Spirit Airlines, Inc.	200,426	5,199,050
*	SPX Corp.	120,388	6,225,264
*	SPX FLOW, Inc.	132,281	7,006,925
	Standex International Corp.	37,419	3,064,990

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Stanley Black & Decker, Inc.	157,434	$27,313,225
	Steelcase, Inc., Class A	288,052	3,724,512
*	Stericycle, Inc.	118,761	7,776,470
*	Sterling Construction Co., Inc.	87,925	1,799,825
*	Sunrun, Inc.	377,415	26,143,537
	Systemax, Inc.	84,890	3,262,323
*	Taylor Devices, Inc.	4,452	46,345
*	Team, Inc.	110,135	1,088,134
*	Teledyne Technologies, Inc.	42,956	15,335,722
	Tennant Co.	60,397	4,091,897
	Terex Corp.	203,314	7,270,509
	Tetra Tech, Inc.	110,878	13,479,438
*	Textainer Group Holdings, Ltd.	154,984	2,806,760
	Textron, Inc.	340,264	15,400,349
*	Thermon Group Holdings, Inc.	91,876	1,340,471
	Timken Co. (The)	202,283	15,304,732
	Titan International, Inc.	262,805	1,813,355
*	Titan Machinery, Inc.	68,008	1,448,570
	Toro Co. (The)	194,335	18,316,074
*	TPI Composites, Inc.	89,786	5,379,079
	Trane Technologies P.L.C.	235,436	33,749,751
*	Transcat, Inc.	24,364	890,991
*	TransDigm Group, Inc.	32,030	17,721,558
	TransUnion	197,097	17,155,323
#*	Trex Co., Inc.	225,690	20,711,571
*	TriMas Corp.	145,699	4,611,373
*	TriNet Group, Inc.	173,616	12,866,682
#	Trinity Industries, Inc.	310,582	8,637,285
	Triton International, Ltd.	235,004	10,890,085
*	TrueBlue, Inc.	136,808	2,543,261
#*	Tutor Perini Corp.	140,758	2,097,294
*	Twin Disc, Inc.	34,374	285,304
*	U.S. Xpress Enterprises, Inc., Class A	38,971	263,054
*	Uber Technologies, Inc.	452	23,020
	UFP Industries, Inc.	200,248	10,801,377
*	Ultralife Corp.	44,133	259,061
	UniFirst Corp.	34,079	7,252,011
	Union Pacific Corp.	618,468	122,128,876
*	United Airlines Holdings, Inc.	492,644	19,700,834
	United Parcel Service, Inc., Class B	446,131	69,150,305
*	United Rentals, Inc.	156,204	37,959,134
*	Univar Solutions, Inc.	204,231	3,796,654
	Universal Logistics Holdings, Inc.	76,917	1,630,640
*	Upwork, Inc.	8,608	356,802
#	US Ecology, Inc.	72,529	2,393,457
*	USA Truck, Inc.	27,339	281,865
	Valmont Industries, Inc.	54,352	10,485,588
*	Vectrus, Inc.	35,667	1,833,284
	Verisk Analytics, Inc.	126,089	23,137,332
*	Veritiv Corp.	73,121	1,339,577
	Viad Corp.	54,607	1,883,942
*	Vicor Corp.	39,511	3,419,282
*	Virco Manufacturing Corp.	31,667	87,084
*	VirTra, Inc.	3,600	14,148
*	Volt Information Sciences, Inc.	244,190	649,545
	VSE Corp.	33,090	1,144,914
	Wabash National Corp.	212,400	3,387,780
	Waste Management, Inc.	329,363	36,664,689
	Watsco, Inc.	57,467	13,705,305

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Watsco, Inc., Class B	4,958	$1,183,747
	Watts Water Technologies, Inc., Class A	73,495	8,824,545
*	Welbilt, Inc.	333,917	4,310,868
	Werner Enterprises, Inc.	233,962	9,180,669
*	WESCO International, Inc.	156,481	11,909,769
	Westinghouse Air Brake Technologies Corp.	202,866	15,054,686
*	Willdan Group, Inc.	27,649	1,235,634
*	Willis Lease Finance Corp.	8,926	247,429
*	WillScot Mobile Mini Holdings Corp.	628,941	14,912,191
	Woodward, Inc.	151,019	16,906,577
	WW Grainger, Inc.	61,672	22,472,660
#*	XPO Logistics, Inc.	294,499	32,515,635
	Xylem, Inc.	155,101	14,981,206
*	YRC Worldwide, Inc.	68,492	356,158
TOTAL INDUSTRIALS			4,098,777,888
INFORMATION TECHNOLOGY — (23.5%)
#*	2U, Inc.	30,097	1,230,967
#*	3D Systems Corp.	310,876	11,048,533
*	Acacia Communications, Inc.	83,524	9,555,146
	Accenture P.L.C., Class A	449,831	108,823,116
*	ACI Worldwide, Inc.	234,325	8,995,737
*	ACM Research, Inc., Class A	4,181	376,290
*»	Actua Corp.	16,946	1,695
#*	ADDvantage Technologies Group, Inc.	7,817	22,747
*	Adobe, Inc.	161,555	74,116,587
	ADTRAN, Inc.	270,773	4,657,296
*	Advanced Energy Industries, Inc.	103,554	10,622,569
*	Advanced Micro Devices, Inc.	266,947	22,861,341
#*	Aehr Test Systems	13,278	30,407
*	Agilysys, Inc.	63,701	2,343,560
*	Airgain, Inc.	21,069	480,795
*	Akamai Technologies, Inc.	216,204	24,005,130
*	Alarm.com Holdings, Inc.	35,756	3,322,448
*	Alithya Group, Inc., Class A	39,261	97,760
	Alliance Data Systems Corp.	91,973	6,221,973
*	Alpha & Omega Semiconductor, Ltd.	98,949	2,843,794
#*	Altair Engineering, Inc., Class A	24,387	1,363,965
#*	Alteryx, Inc., Class A	11,251	1,418,189
*	Ambarella, Inc.	79,520	7,503,507
	Amdocs, Ltd.	152,769	10,788,547
	American Software, Inc., Class A	72,741	1,397,355
	Amkor Technology, Inc.	780,987	12,120,918
	Amphenol Corp., Class A	176,985	22,101,887
*	Amtech Systems, Inc.	44,098	308,245
	Analog Devices, Inc.	221,331	32,608,696
*	ANSYS, Inc.	58,564	20,753,325
#*	Appfolio, Inc., Class A	15,492	2,367,333
	Apple, Inc.	10,119,566	1,335,377,929
	Applied Materials, Inc.	808,235	78,140,160
#*	Applied Optoelectronics, Inc.	42,626	469,312
*	Arista Networks, Inc.	68,344	21,019,881
*	Arlo Technologies, Inc.	231,051	1,943,139
*	Arrow Electronics, Inc.	186,274	18,185,931
*	Aspen Technology, Inc.	122,340	16,381,326
	AstroNova, Inc.	16,656	179,052
*	Asure Software, Inc.	20,330	166,299
*	Atlassian Corp. P.L.C., Class A	15,287	3,533,284
#*	Atomera, Inc.	6,042	173,526

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Autodesk, Inc.	69,157	$19,186,227
	Automatic Data Processing, Inc.	302,104	49,883,412
*	Avalara, Inc.	23,946	3,591,900
*	Avaya Holdings Corp.	357,733	7,955,982
*	Aviat Networks, Inc.	27,811	999,805
*	Avid Technology, Inc.	85,924	1,464,145
	Avnet, Inc.	236,883	8,364,339
*	Aware, Inc.	51,506	206,539
*	Axcelis Technologies, Inc.	96,576	3,306,762
*	AXT, Inc.	149,590	1,545,265
	Badger Meter, Inc.	100,273	9,196,037
	Bel Fuse, Inc., Class A	4,354	58,518
	Bel Fuse, Inc., Class B	25,954	378,409
	Belden, Inc.	135,330	6,392,989
	Benchmark Electronics, Inc.	110,326	2,794,558
	BK Technologies Corp.	24,446	83,116
*	Black Knight, Inc.	139,839	11,423,448
	Blackbaud, Inc.	89,375	5,942,544
#*	Blackline, Inc.	10,732	1,391,082
*	Bm Technologies, Inc.	14,728	213,261
	Booz Allen Hamilton Holding Corp.	263,412	22,434,800
*	Bottomline Technologies De, Inc.	50,406	2,408,399
*	Brightcove, Inc.	18,100	297,745
	Broadcom, Inc.	202,279	91,126,689
	Broadridge Financial Solutions, Inc.	148,071	20,923,913
	Brooks Automation, Inc.	195,394	14,803,049
*	BSQUARE Corp.	3,749	6,036
*	CACI International, Inc., Class A	71,154	17,163,768
*	Cadence Design Systems, Inc.	256,246	33,411,916
*	CalAmp Corp.	100,010	1,001,100
*	Calix, Inc.	196,249	5,926,720
*	Cardtronics P.L.C., Class A	144,586	5,617,166
	Cass Information Systems, Inc.	38,973	1,582,304
	CDK Global, Inc.	150,996	7,534,700
	CDW Corp.	201,974	26,591,897
#*	Cerence, Inc.	77,484	8,671,234
*	Ceridian HCM Holding, Inc.	53,959	5,013,331
*	CEVA, Inc.	53,985	3,173,778
*	ChannelAdvisor Corp.	65,263	1,337,892
*	Ciena Corp.	293,050	15,645,939
*	Cirrus Logic, Inc.	155,140	14,535,067
	Cisco Systems, Inc.	3,226,886	143,854,578
	Citrix Systems, Inc.	90,324	12,041,092
#*	Clearfield, Inc.	29,727	931,050
*	ClearOne, Inc.	25,372	71,803
	CMC Materials, Inc.	45,432	6,692,588
#*	Coda Octopus Group, Inc.	22,446	137,594
	Cognex Corp.	86,749	7,124,695
	Cognizant Technology Solutions Corp., Class A	490,003	38,195,734
*	Coherent, Inc.	51,548	10,352,900
	Cohu, Inc.	135,578	5,515,313
*	CommScope Holding Co., Inc.	213,596	3,137,725
	Communications Systems, Inc.	31,310	150,288
*	CommVault Systems, Inc.	32,157	2,018,816
*	Computer Task Group, Inc.	61,745	402,577
	Comtech Telecommunications Corp.	63,976	1,365,248
*	Concentrix Corp.	158,296	16,925,008
*	Conduent, Inc.	530,685	2,557,902
*	Cornerstone OnDemand, Inc.	10,711	438,080

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Corning, Inc.	743,399	$26,665,722
*	Coupa Software, Inc.	8,760	2,714,461
#*	Cree, Inc.	139,252	14,075,592
#	CSG Systems International, Inc.	111,683	4,812,420
	CSP, Inc.	5,597	53,675
	CTS Corp.	89,408	2,726,944
*	CyberOptics Corp.	16,840	407,360
	Daktronics, Inc.	123,509	592,843
*	Data I/O Corp.	16,306	84,139
*	Dell Technologies, Inc., Class C	69,421	5,060,097
*	Digi International, Inc.	88,421	1,633,136
*	Digital Turbine, Inc.	94,454	5,403,713
*	Diodes, Inc.	157,263	11,131,075
*	DocuSign, Inc.	22,642	5,273,095
	Dolby Laboratories, Inc., Class A	125,791	11,073,382
*	Dropbox, Inc., Class A	131,323	2,971,839
*	DSP Group, Inc.	69,333	1,118,341
	DXC Technology Co.	398,972	11,251,010
#*	DZS, Inc.	57,252	881,681
#	Ebix, Inc.	78,407	4,082,652
*	EchoStar Corp., Class A	134,878	2,824,345
*	eGain Corp.	32,408	356,488
*	Elastic N.V.	3,521	535,051
*	EMCORE Corp.	72,739	364,422
*	Endurance International Group Holdings, Inc.	207,001	1,962,369
#*	Enphase Energy, Inc.	173,456	31,629,702
	Entegris, Inc.	343,300	33,777,287
*	Envestnet, Inc.	46,814	3,592,038
*	EPAM Systems, Inc.	37,155	12,797,297
*	ePlus, Inc.	47,487	3,990,807
*	Euronet Worldwide, Inc.	94,787	11,844,584
	EVERTEC, Inc.	157,139	5,452,723
*	Evo Payments, Inc., Class A	44,695	1,026,197
*	ExlService Holdings, Inc.	79,882	6,125,352
*	F5 Networks, Inc.	74,242	14,547,720
*	Fabrinet	117,391	9,266,846
*	Fair Isaac Corp.	50,420	22,694,546
*	FARO Technologies, Inc.	54,889	3,873,517
	Fidelity National Information Services, Inc.	336,571	41,553,056
*	FireEye, Inc.	131,038	2,751,798
*	First Solar, Inc.	259,074	25,687,187
*	Fiserv, Inc.	218,222	22,409,217
*	FleetCor Technologies, Inc.	110,910	26,923,402
*	Flex, Ltd.	1,135,420	20,028,809
	FLIR Systems, Inc.	235,291	12,246,897
*	FormFactor, Inc.	207,100	8,464,177
*	Fortinet, Inc.	101,430	14,681,992
*	Frequency Electronics, Inc.	21,539	229,390
*	Gartner, Inc.	67,231	10,213,061
#*	Genasys, Inc.	60,454	449,778
	Genpact, Ltd.	465,517	17,819,991
	Global Payments, Inc.	179,735	31,726,822
*	Globant SA	43,648	8,380,416
*	GoDaddy, Inc., Class A	94,001	7,386,599
*	GSI Technology, Inc.	60,553	434,771
#*	GTT Communications, Inc.	149,190	693,734
#*	Guidewire Software, Inc.	68,019	7,804,500
	Hackett Group, Inc. (The)	111,634	1,520,455
#*	Harmonic, Inc.	318,882	2,474,524

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hewlett Packard Enterprise Co.	1,848,065	$22,805,122
	HP, Inc.	572,149	13,926,107
*	HubSpot, Inc.	9,407	3,501,285
*	Ichor Holdings, Ltd.	67,700	2,443,970
#*	Identiv, Inc.	30,918	249,817
*	IEC Electronics Corp.	22,978	335,709
#*	II-VI, Inc.	17,942	1,508,384
#*	Image Sensing Systems, Inc.	1,872	8,237
#*	Immersion Corp.	89,402	1,130,935
#*	Impinj, Inc.	735	38,933
#*	Infinera Corp.	433,242	4,267,434
*	Information Services Group, Inc.	115,883	409,067
*	Innodata, Inc.	37,353	190,500
*	Inphi Corp.	65,222	10,997,081
*	Insight Enterprises, Inc.	107,396	8,172,836
	Intel Corp.	3,791,949	210,491,089
*	Intellicheck, Inc.	15,600	180,648
#*	Intelligent Systems Corp.	729	29,517
	InterDigital, Inc.	93,490	6,002,993
	International Business Machines Corp.	704,432	83,904,896
*	inTEST Corp.	24,960	190,944
*	Intevac, Inc.	59,949	401,658
	Intuit, Inc.	104,877	37,884,719
*	IPG Photonics Corp.	95,713	21,385,156
#*	Issuer Direct Corp.	7,605	148,830
*	Iteris, Inc.	87,120	567,151
*	Itron, Inc.	95,431	8,208,975
#*	j2 Global, Inc.	135,280	13,885,139
	Jabil, Inc.	556,234	23,011,401
	Jack Henry & Associates, Inc.	86,622	12,541,999
	Juniper Networks, Inc.	375,352	9,166,096
#	KBR, Inc.	394,366	11,456,332
*	Key Tronic Corp.	22,454	191,533
*	Keysight Technologies, Inc.	278,182	39,387,789
*	Kimball Electronics, Inc.	43,092	826,074
	KLA Corp.	187,739	52,580,062
*	Knowles Corp.	237,493	4,581,240
	Kulicke & Soffa Industries, Inc.	196,149	6,996,635
*	KVH Industries, Inc.	52,470	656,400
	Lam Research Corp.	151,854	73,489,743
*	Lantronix, Inc.	35,760	160,920
*	Lattice Semiconductor Corp.	296,112	11,877,052
	Leidos Holdings, Inc.	195,397	20,723,806
*	LGL Group, Inc. (The)	6,640	67,529
#*	Limelight Networks, Inc.	294,353	1,340,778
	Littelfuse, Inc.	58,078	14,134,443
*	LiveRamp Holdings, Inc.	181,640	13,751,964
#*	Lumentum Holdings, Inc.	94,336	8,848,717
#*	Luna Innovations, Inc.	69,584	739,678
*	MACOM Technology Solutions Holdings, Inc.	101,642	5,779,364
#*	MagnaChip Semiconductor Corp.	69,402	1,179,140
*	Manhattan Associates, Inc.	157,958	17,885,584
	ManTech International Corp., Class A	89,332	8,012,187
	Marvell Technology Group, Ltd.	738,408	37,998,476
	Mastercard, Inc., Class A	597,806	189,080,060
	Maxim Integrated Products, Inc.	246,926	21,657,879
	MAXIMUS, Inc.	191,726	14,390,954
*	MaxLinear, Inc.	141,262	4,434,214
	Methode Electronics, Inc.	117,592	4,439,098

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Microchip Technology, Inc.	227,101	$30,910,717
*	Micron Technology, Inc.	975,352	76,340,801
	Microsoft Corp.	4,474,810	1,037,976,928
*	MicroStrategy, Inc., Class A	24,510	15,130,268
*	Mimecast, Ltd.	34,855	1,500,856
*	Mitek Systems, Inc.	69,635	1,124,605
	MKS Instruments, Inc.	139,302	22,019,467
*	MoneyGram International, Inc.	267,249	2,049,800
#*	MongoDB, Inc.	7,294	2,695,935
	Monolithic Power Systems, Inc.	26,218	9,314,993
	Motorola Solutions, Inc.	65,121	10,911,024
	MTS Systems Corp.	51,787	3,031,611
#*	Napco Security Technologies, Inc.	32,495	842,270
	National Instruments Corp.	212,091	8,780,567
#*	NCR Corp.	315,734	10,532,886
*	NeoPhotonics Corp.	143,919	1,603,258
	NetApp, Inc.	312,575	20,767,483
*	NETGEAR, Inc.	81,378	3,368,235
*	Netscout Systems, Inc.	220,075	6,433,893
*	NetSol Technologies, Inc.	27,104	111,668
	Network-1 Technologies, Inc.	57,475	201,392
*	New Relic, Inc.	30,070	2,260,663
	NIC, Inc.	172,459	4,642,596
	NortonLifeLock, Inc.	493,951	10,407,548
*	Novanta, Inc.	71,053	8,875,941
#*	Nuance Communications, Inc.	208,816	9,509,481
	NVE Corp.	4,115	262,907
	NVIDIA Corp.	135,594	70,453,286
*	Okta, Inc.	14,634	3,790,352
*	ON Semiconductor Corp.	1,004,961	34,661,105
#*	One Stop Systems, Inc.	9,500	35,625
*	OneSpan, Inc.	93,218	2,173,844
*	Onto Innovation, Inc.	126,079	6,814,570
*	Optical Cable Corp.	8,150	26,406
	Oracle Corp.	1,479,893	89,429,934
*	OSI Systems, Inc.	53,025	4,773,311
*	Palo Alto Networks, Inc.	11,595	4,066,946
#*	PAR Technology Corp.	44,002	2,739,565
	Paychex, Inc.	335,776	29,319,960
*	Paycom Software, Inc.	68,828	26,136,745
*	Paylocity Holding Corp.	56,050	10,507,133
*	PayPal Holdings, Inc.	198,032	46,400,878
	PC Connection, Inc.	79,209	3,888,370
	PC-Tel, Inc.	276,687	2,036,416
*	PDF Solutions, Inc.	103,242	1,994,635
	Pegasystems, Inc.	42,509	5,417,772
*	Perficient, Inc.	96,354	5,261,892
	Perspecta, Inc.	225,111	6,516,963
*	PFSweb, Inc.	51,031	350,583
*	Photronics, Inc.	447,092	4,962,721
*	Pixelworks, Inc.	77,861	238,255
*	Plexus Corp.	93,991	7,229,788
	Power Integrations, Inc.	130,450	10,507,747
*	PRGX Global, Inc.	68,278	513,451
	Progress Software Corp.	155,271	6,238,789
*	Proofpoint, Inc.	27,148	3,504,264
*	PTC, Inc.	82,709	10,992,853
#*	Pure Storage, Inc., Class A	178,845	4,136,685
#	QAD, Inc., Class A	21,895	1,418,577

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	QAD, Inc., Class B	5,440	$245,888
*	Qorvo, Inc.	149,255	25,504,694
	QUALCOMM, Inc.	817,724	127,793,907
#*	Qualys, Inc.	71,847	9,948,654
*	QuickLogic Corp.	8,226	31,588
*	Rambus, Inc.	315,935	6,001,185
*	RealNetworks, Inc.	507,105	1,125,773
#*	RealPage, Inc.	82,872	7,174,229
	RF Industries, Ltd.	19,118	112,223
*	Ribbon Communications, Inc.	335,261	2,450,758
	Richardson Electronics, Ltd.	28,182	179,801
#*	RingCentral, Inc., Class A	9,558	3,564,369
*	Rogers Corp.	41,606	6,493,448
*	Rubicon Technology, Inc.	1,435	13,948
	Sabre Corp.	231,819	2,499,009
#*	Sailpoint Technologies Holdings, Inc.	47,781	2,642,767
*	salesforce.com, Inc.	184,816	41,687,097
*	Sanmina Corp.	208,150	6,473,465
	Sapiens International Corp. NV	52,324	1,708,902
*	ScanSource, Inc.	85,232	2,061,762
	Science Applications International Corp.	126,544	12,152,020
*	Seachange International, Inc.	358,206	422,683
	Seagate Technology P.L.C.	381,067	25,196,150
#*	SecureWorks Corp., Class A	12,468	172,557
*	Semtech Corp.	120,199	8,528,119
*	ServiceNow, Inc.	17,178	9,330,402
*	ServiceSource International, Inc.	84,801	133,138
#*	SharpSpring, Inc.	9,427	184,204
*	Sigmatron International, Inc.	9,201	46,741
*	Silicon Laboratories, Inc.	65,432	8,582,715
	Skyworks Solutions, Inc.	294,230	49,798,427
#*	SMART Global Holdings, Inc.	74,007	2,749,360
#*	SMTC Corp.	42,619	250,174
#*	SolarEdge Technologies, Inc.	124,527	35,904,870
*	SolarWinds Corp.	3,300	55,473
*	Splunk, Inc.	30,493	5,032,260
*	SPS Commerce, Inc.	54,076	5,347,576
*	Square, Inc., Class A	30,821	6,656,103
	SS&C Technologies Holdings, Inc.	242,355	15,239,282
*	StarTek, Inc.	85,247	745,059
#*	Stratasys, Ltd.	139,578	5,793,883
*	Super Micro Computer, Inc.	25,928	803,768
*	Support.com, Inc.	33,595	70,885
*	Sykes Enterprises, Inc.	133,367	5,146,633
*	Synacor, Inc.	27,065	43,304
#*	Synaptics, Inc.	92,244	9,152,450
*	Synchronoss Technologies, Inc.	96,669	487,212
	SYNNEX Corp.	158,296	12,920,120
*	Synopsys, Inc.	121,669	31,080,346
	TE Connectivity, Ltd.	286,927	34,546,011
*	Telenav, Inc.	127,737	608,028
#*	Teradata Corp.	309,740	8,332,006
	Teradyne, Inc.	246,329	27,953,415
	TESSCO Technologies, Inc.	22,794	176,426
	Texas Instruments, Inc.	676,325	112,060,289
*	Trade Desk, Inc. (The), Class A	19,501	14,937,571
*	TransAct Technologies, Inc.	17,129	158,443
*	Trimble, Inc.	264,137	17,409,270
*	Trio-Tech International	3,963	19,419

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TTEC Holdings, Inc.	146,940	$11,105,725
#*	TTM Technologies, Inc.	272,999	3,660,917
*	Twilio, Inc., Class A	18,985	6,823,779
*	Tyler Technologies, Inc.	18,698	7,905,327
#	Ubiquiti, Inc.	62,105	19,127,719
*	Ultra Clean Holdings, Inc.	117,837	4,548,508
#*	Unisys Corp.	142,940	3,414,837
	Universal Display Corp.	36,003	8,310,212
*	Upland Software, Inc.	17,659	842,158
#	Usio, Inc.	4,200	16,044
*	Veeco Instruments, Inc.	199,140	3,676,124
*	Verint Systems, Inc.	144,448	10,664,596
*	VeriSign, Inc.	71,033	13,785,374
#*	ViaSat, Inc.	124,181	5,406,841
*	Viavi Solutions, Inc.	496,738	7,674,602
*	Virtusa Corp.	96,983	4,950,982
#	Visa, Inc., Class A	1,052,889	203,470,799
	Vishay Intertechnology, Inc.	391,513	8,437,105
*	Vishay Precision Group, Inc.	31,997	1,023,584
#*	VMware, Inc., Class A	43,602	6,010,536
*	Vontier Corp.	101,222	3,282,629
	Wayside Technology Group, Inc.	9,192	166,835
	Western Digital Corp.	338,999	19,129,714
	Western Union Co. (The)	451,197	10,048,157
#*	WEX, Inc.	50,025	9,434,715
*	Wireless Telecom Group, Inc.	55,860	109,486
*	Workday, Inc., Class A	13,500	3,071,655
	Xerox Holdings Corp.	416,805	8,765,409
	Xilinx, Inc.	237,604	31,023,954
	Xperi Holding Corp.	323,479	6,230,206
*	Zebra Technologies Corp., Class A	57,502	22,301,001
*	Zendesk, Inc.	14,161	2,042,583
#*	Zix Corp.	119,194	971,431
*	Zscaler, Inc.	14,108	2,817,368
TOTAL INFORMATION TECHNOLOGY			7,047,006,177
MATERIALS — (4.4%)
#	Advanced Emissions Solutions, Inc.	5,208	26,405
*	AdvanSix, Inc.	78,026	1,663,514
*	AgroFresh Solutions, Inc.	54,123	106,081
	Air Products & Chemicals, Inc.	132,770	35,417,725
#	Albemarle Corp.	196,597	31,978,468
*	Alcoa Corp.	354,469	6,380,442
*	Allegheny Technologies, Inc.	305,836	5,202,270
	Amcor P.L.C.	1,582,830	17,316,160
*	American Biltrite, Inc.	36	10,215
	American Vanguard Corp.	81,019	1,340,864
*	Ampco-Pittsburgh Corp.	230,999	1,496,873
	AptarGroup, Inc.	186,048	24,738,803
*	Arconic Corp.	169,291	4,266,133
	Ashland Global Holdings, Inc.	127,468	10,196,165
	Avery Dennison Corp.	146,530	22,106,981
	Avient Corp.	178,804	6,871,438
*	Axalta Coating Systems, Ltd.	602,644	16,265,362
	Balchem Corp.	84,628	9,057,735
	Ball Corp.	338,707	29,812,990
*	Berry Global Group, Inc.	328,232	16,204,814
	Cabot Corp.	155,401	6,823,658
	Carpenter Technology Corp.	121,712	3,802,283

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Celanese Corp.	162,799	$19,885,898
#*	Century Aluminum Co.	308,880	3,011,580
	CF Industries Holdings, Inc.	391,430	16,197,373
	Chase Corp.	28,850	2,891,924
	Chemours Co. (The)	288,167	7,590,319
*	Clearwater Paper Corp.	191,070	7,275,946
#	Cleveland-Cliffs, Inc.	296,519	4,548,601
#*	Coeur Mining, Inc.	713,207	6,454,523
	Commercial Metals Co.	359,043	7,069,557
#	Compass Minerals International, Inc.	102,465	5,969,611
*	Contango ORE, Inc.	928	18,560
*	Core Molding Technologies, Inc.	18,851	225,835
	Corteva, Inc.	683,854	27,258,420
*	Crown Holdings, Inc.	253,463	22,849,689
	Domtar Corp.	149,010	4,465,830
	Dow, Inc.	701,672	36,416,777
	DuPont de Nemours, Inc.	321,367	25,532,608
	Eagle Materials, Inc.	112,205	12,345,916
	Eastman Chemical Co.	222,894	21,921,625
	Ecolab, Inc.	103,071	21,079,050
	Element Solutions, Inc.	663,561	11,300,444
#*	Ferro Corp.	301,647	4,159,712
*	Ferroglobe P.L.C.	137,110	242,685
»	Ferroglobe Representation & Warranty Insurance Trust	165,573	0
#*	Flotek Industries, Inc.	917,608	1,826,040
	FMC Corp.	166,639	18,045,337
#»	Fortitude Gold Corp.	54,214	56,925
	Freeport-McMoRan, Inc.	1,637,959	44,077,477
	Friedman Industries, Inc.	15,398	110,250
	FutureFuel Corp.	134,969	1,795,088
*	GCP Applied Technologies, Inc.	209,924	5,204,016
	Glatfelter Corp.	141,783	2,218,904
#	Gold Resource Corp.	189,752	535,101
	Graphic Packaging Holding Co.	1,013,404	15,869,907
	Greif, Inc., Class A	91,824	4,146,772
	Greif, Inc., Class B	32,948	1,505,724
	Hawkins, Inc.	34,406	1,889,922
	Haynes International, Inc.	38,670	896,757
	HB Fuller Co.	142,476	7,250,604
	Hecla Mining Co.	1,546,513	8,799,659
	Huntsman Corp.	587,179	15,513,269
*	Ingevity Corp.	109,360	7,183,858
	Innospec, Inc.	68,123	5,980,518
#	International Flavors & Fragrances, Inc.	82,471	9,268,091
	International Paper Co.	592,609	29,814,159
#*	Intrepid Potash, Inc.	33,722	766,501
	Kaiser Aluminum Corp.	34,717	3,009,964
*	Koppers Holdings, Inc.	72,118	2,400,087
*	Kraton Corp.	93,265	2,618,881
	Kronos Worldwide, Inc.	232,276	3,289,028
	Linde P.L.C.	171,929	42,191,377
#*	Livent Corp.	378,191	6,890,640
	Louisiana-Pacific Corp.	334,578	12,717,310
*	LSB Industries, Inc.	157,254	514,221
	LyondellBasell Industries NV, Class A	452,374	38,795,594
	Martin Marietta Materials, Inc.	61,392	17,644,675
	Materion Corp.	67,770	4,621,236
	Mercer International, Inc.	226,459	2,558,987
	Minerals Technologies, Inc.	107,411	6,619,740

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Mosaic Co. (The)	472,656	$12,270,150
	Myers Industries, Inc.	128,949	2,585,427
	Neenah, Inc.	62,309	3,172,774
	NewMarket Corp.	21,784	8,543,467
	Newmont Corp.	528,515	31,499,494
#	Nexa Resources SA	10,918	94,222
	Northern Technologies International Corp.	17,402	229,706
	Nucor Corp.	386,749	18,846,279
	O-I Glass, Inc.	458,413	5,794,340
	Olin Corp.	450,116	10,762,274
	Olympic Steel, Inc.	61,219	835,639
	Packaging Corp. of America	172,965	23,256,874
	PPG Industries, Inc.	339,659	45,755,464
	PQ Group Holdings, Inc.	5,425	74,756
#*	Ramaco Resources, Inc.	18,463	54,281
#*	Rayonier Advanced Materials, Inc.	160,684	1,111,933
	Reliance Steel & Aluminum Co.	166,365	19,311,649
*	Resolute Forest Products, Inc.	231,571	1,887,304
	Royal Gold, Inc.	98,520	10,529,818
	RPM International, Inc.	231,586	19,098,897
*	Ryerson Holding Corp.	111,001	1,369,752
	Schnitzer Steel Industries, Inc., Class A	78,486	2,316,907
	Schweitzer-Mauduit International, Inc.	102,151	3,793,888
	Scotts Miracle-Gro Co. (The)	127,816	28,299,741
	Sealed Air Corp.	185,813	7,854,315
	Sensient Technologies Corp.	107,071	7,551,718
	Sherwin-Williams Co. (The)	63,497	43,927,225
	Silgan Holdings, Inc.	342,112	12,463,140
	Sonoco Products Co.	291,410	16,875,553
#	Southern Copper Corp.	110,164	7,315,991
	Steel Dynamics, Inc.	481,497	16,500,902
	Stepan Co.	73,421	8,273,078
*	Summit Materials, Inc., Class A	324,264	6,657,140
	SunCoke Energy, Inc.	248,395	1,224,587
#*	Synalloy Corp.	22,975	183,800
	Tecnoglass, Inc.	42,859	291,013
*	TimkenSteel Corp.	177,324	891,940
*	Trecora Resources	70,534	445,070
	Tredegar Corp.	111,252	1,623,167
	Trinseo SA	109,208	5,551,043
*	Tronox Holdings P.L.C., Class A	415,739	6,381,594
*	UFP Technologies, Inc.	17,652	812,169
	United States Lime & Minerals, Inc.	14,391	1,741,311
#	United States Steel Corp.	498,453	8,852,525
*	Universal Stainless & Alloy Products, Inc.	33,231	241,257
*	US Concrete, Inc.	49,052	2,172,513
	Valvoline, Inc.	334,586	7,943,072
*	Venator Materials P.L.C	130,745	525,595
	Verso Corp., Class A	170,732	1,963,418
	Vulcan Materials Co.	129,380	19,295,733
	Warrior Met Coal, Inc.	160,176	3,687,251
	Westlake Chemical Corp.	140,920	10,774,743
	WestRock Co.	341,089	14,131,317
	Worthington Industries, Inc.	156,472	8,189,744
	WR Grace & Co.	116,059	6,733,743
TOTAL MATERIALS			1,328,995,184
REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	19,775	200,321

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	BBX Capital, Inc.	15,247	$82,334
*	CBRE Group, Inc., Class A	418,705	25,532,631
*	CKX Lands, Inc.	2,161	23,188
#	CTO Realty Growth, Inc.	21,047	886,710
#*	Cushman & Wakefield P.L.C.	16,515	236,660
*	eXp World Holdings, Inc.	560	59,690
*	Five Point Holdings LLC, Class A	3,804	23,965
*	Forestar Group, Inc.	21,917	470,996
*	FRP Holdings, Inc.	29,763	1,285,464
*	Howard Hughes Corp. (The)	87,682	7,555,558
	Indus Realty Trust, Inc.	10,060	641,124
#*	InterGroup Corp. (The)	677	20,825
#*	Jones Lang LaSalle, Inc.	107,683	15,744,331
*	JW Mays, Inc.	2,713	71,759
	Kennedy-Wilson Holdings, Inc.	341,271	5,866,448
*	Marcus & Millichap, Inc.	125,498	4,484,044
*	Maui Land & Pineapple Co., Inc.	13,708	158,464
	Newmark Group, Inc., Class A	485,418	3,281,426
*	Rafael Holdings, Inc., Class B	38,641	907,291
	RE/MAX Holdings, Inc., Class A	58,888	2,132,923
#*	Realogy Holdings Corp.	292,792	4,157,646
*	Redfin Corp.	26,300	1,872,823
	RMR Group, Inc. (The), Class A	30,102	1,110,162
#	St Joe Co. (The)	199,338	8,870,541
*	Stratus Properties, Inc.	23,576	616,277
*	Tejon Ranch Co.	107,485	1,712,236
#*	Trinity Place Holdings, Inc.	16,938	28,625
TOTAL REAL ESTATE			88,034,462
UTILITIES — (1.8%)
	AES Corp.	592,683	14,455,538
	ALLETE, Inc.	89,424	5,619,404
	Alliant Energy Corp.	141,127	6,865,829
	Ameren Corp.	144,378	10,499,168
	American Electric Power Co., Inc.	106,709	8,633,825
#	American States Water Co.	68,675	5,305,831
	American Water Works Co., Inc.	105,607	16,793,625
	Artesian Resources Corp., Class A	19,448	795,034
#	Atlantica Sustainable Infrastructure P.L.C.	243,615	10,073,480
	Atmos Energy Corp.	78,451	6,982,139
#	Avangrid, Inc.	62,463	2,890,163
	Avista Corp.	118,874	4,455,398
	Black Hills Corp.	111,989	6,620,790
	Brookfield Renewable Corp., Class A	69,657	3,897,309
	California Water Service Group	107,547	5,876,368
#	CenterPoint Energy, Inc.	285,605	6,023,409
#	Chesapeake Utilities Corp.	40,778	4,136,113
	Clearway Energy, Inc., Class A	67,535	1,947,034
	Clearway Energy, Inc., Class C	140,081	4,339,709
	CMS Energy Corp.	165,770	9,428,998
	Consolidated Edison, Inc.	126,775	8,973,134
	Consolidated Water Co., Ltd.	37,203	471,362
	Dominion Energy, Inc.	180,709	13,171,879
	DTE Energy Co.	109,650	13,017,648
	Duke Energy Corp.	151,638	14,253,972
	Edison International	209,080	12,160,093
	Entergy Corp.	116,917	11,145,698
	Essential Utilities, Inc.	188,103	8,709,169
	Evergy, Inc.	215,443	11,575,752

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Eversource Energy	122,026	$10,677,275
	Exelon Corp.	210,647	8,754,489
	FirstEnergy Corp.	314,908	9,686,570
	Genie Energy, Ltd., Class B	61,685	455,235
	Hawaiian Electric Industries, Inc.	122,659	4,055,107
	IDACORP, Inc.	68,279	6,029,036
	MDU Resources Group, Inc.	366,024	9,622,771
	MGE Energy, Inc.	72,543	4,619,538
	Middlesex Water Co.	40,961	3,260,496
#	National Fuel Gas Co.	93,204	3,752,393
	New Jersey Resources Corp.	192,921	6,754,164
	NextEra Energy, Inc.	427,752	34,592,304
	NiSource, Inc.	258,934	5,735,388
	Northwest Natural Holding Co.	61,045	2,851,412
	NorthWestern Corp.	93,246	5,079,110
	NRG Energy, Inc.	655,006	27,123,798
	OGE Energy Corp.	217,058	6,624,610
	ONE Gas, Inc.	84,597	6,186,579
#	Ormat Technologies, Inc.	137,949	15,748,258
	Otter Tail Corp.	93,456	3,709,269
*	PG&E Corp.	276,328	3,158,429
	Pinnacle West Capital Corp.	101,396	7,630,049
	PNM Resources, Inc.	170,699	8,282,315
	Portland General Electric Co.	146,521	6,196,373
	PPL Corp.	447,715	12,388,274
	Public Service Enterprise Group, Inc.	241,400	13,622,202
*	Pure Cycle Corp.	50,834	542,399
	RGC Resources, Inc.	16,841	379,091
	Sempra Energy	63,907	7,909,130
	SJW Group	71,150	4,707,996
#	South Jersey Industries, Inc.	180,527	4,170,174
	Southern Co. (The)	226,157	13,325,170
	Southwest Gas Holdings, Inc.	73,783	4,424,029
#	Spark Energy, Inc., Class A	15,216	166,920
	Spire, Inc.	73,774	4,514,231
	UGI Corp.	223,261	8,035,163
	Unitil Corp.	37,401	1,524,839
	Vistra Corp.	774,449	15,465,747
	WEC Energy Group, Inc.	100,459	8,930,805
	Xcel Energy, Inc.	183,560	11,746,004
	York Water Co. (The)	31,798	1,381,305
TOTAL UTILITIES			542,936,318
TOTAL COMMON STOCKS			29,210,916,332
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	24,077	682,823
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	20,679	2,069,141

U.S. Core Equity 2 Portfolio
CONTINUED
	Shares	Value†

INDUSTRIALS — (0.0%)
WESCO International, Inc.	73,824	$2,294,450
TOTAL PREFERRED STOCKS		5,046,414
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» LGL Group, Inc. (The) Warrants 11/16/25	6,640	2,657
TOTAL INVESTMENT SECURITIES (Cost $14,569,812,083)		29,215,965,403

TEMPORARY CASH INVESTMENTS — (1.2%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	345,227,036	345,227,036
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	40,155,650	464,641,023
TOTAL INVESTMENTS — (100.0%)
(Cost $15,379,594,129)^^			$30,025,833,462
As of January 31, 2021, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,365	03/19/21	$250,735,776	$252,879,900	$2,144,124
Total Futures Contracts			$250,735,776	$252,879,900	$2,144,124
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,174,025,934	—	—	$2,174,025,934
Consumer Discretionary	3,703,674,952	$9,569	—	3,703,684,521
Consumer Staples	1,719,380,436	—	—	1,719,380,436
Energy	761,109,311	—	—	761,109,311
Financials	4,040,099,385	12,253	—	4,040,111,638
Health Care	3,705,046,441	1,808,022	—	3,706,854,463
Industrials	4,098,777,888	—	—	4,098,777,888
Information Technology	7,047,004,482	1,695	—	7,047,006,177
Materials	1,328,938,259	56,925	—	1,328,995,184
Real Estate	88,034,462	—	—	88,034,462
Utilities	542,936,318	—	—	542,936,318
Preferred Stocks
Communication Services	682,823	—	—	682,823
Consumer Discretionary	2,069,141	—	—	2,069,141
Industrials	2,294,450	—	—	2,294,450
Rights/Warrants
Information Technology	—	2,657	—	2,657
Temporary Cash Investments	345,227,036	—	—	345,227,036

U.S. Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$464,641,023	—	$464,641,023
Futures Contracts**	$2,144,124	—	—	2,144,124
TOTAL	$29,561,445,442	$466,532,144	—	$30,027,977,586
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.0%)
COMMUNICATION SERVICES — (6.5%)
	Activision Blizzard, Inc.	35,792	$3,257,072
	Alaska Communications Systems Group, Inc.	68,897	225,982
*	Alphabet, Inc., Class A	10,216	18,668,310
*	Alphabet, Inc., Class C	8,744	16,051,711
*	Altice USA, Inc., Class A	44,759	1,592,078
#*	AMC Networks, Inc., Class A	18,867	932,407
#*	ANGI Homeservices, Inc., Class A	15,392	215,180
#*	Anterix, Inc.	7,672	278,340
	AT&T, Inc.	639,414	18,306,423
	ATN International, Inc.	22,236	960,150
*	Ballantyne Strong, Inc.	7,403	14,658
*	Boingo Wireless, Inc.	60,773	701,320
	Cable One, Inc.	1,101	2,202,000
*	Cargurus, Inc.	16,576	484,848
*	Cars.com, Inc.	75,306	874,303
*	Charter Communications, Inc., Class A	10,838	6,584,735
*	Cincinnati Bell, Inc.	52,853	805,480
#	Cinemark Holdings, Inc.	68,869	1,393,909
	Cogent Communications Holdings, Inc.	12,352	703,446
	Comcast Corp., Class A	362,292	17,958,814
*	comScore, Inc.	36,956	117,890
*	Consolidated Communications Holdings, Inc.	63,509	387,722
*	Cumulus Media, Inc., Class A	800	6,944
*	Daily Journal Corp.	563	188,042
*	DHI Group, Inc.	44,943	112,358
#*	Discovery, Inc., Class A	79,285	3,283,985
*	Discovery, Inc., Class B	1,000	44,930
*	Discovery, Inc., Class C	190,105	6,659,378
*	DISH Network Corp., Class A	117,268	3,403,117
	Electronic Arts, Inc.	4,900	701,680
	Emerald Holding, Inc.	19,693	79,954
	Entercom Communications Corp., Class A	20,424	94,972
	Entravision Communications Corp., Class A	62,511	200,035
	EW Scripps Co. (The), Class A	76,118	1,127,308
*	Facebook, Inc., Class A	76,954	19,879,527
	Fox Corp., Class A	92,467	2,883,121
*	Fox Corp., Class B	111,351	3,328,281
#*	Gaia, Inc.	6,225	56,897
*	Gannett Co., Inc.	139,204	623,634
*	Glu Mobile, Inc.	108,613	956,881
*	Gray Television, Inc.	102,257	1,743,482
*	Gray Television, Inc., Class A	2,300	37,950
*	Hemisphere Media Group, Inc.	17,432	181,990
*	IAC/InterActiveCorp	4,564	958,212
*	IDT Corp., Class B	65,010	912,090
*	IMAX Corp.	49,982	944,660
	Interpublic Group of Cos., Inc. (The)	115,776	2,786,728
*	Iridium Communications, Inc.	119,893	5,907,128
	John Wiley & Sons, Inc., Class A	43,540	1,985,859
	John Wiley & Sons, Inc., Class B	2,087	98,882
*	Liberty Broadband Corp.	234	35,053
*	Liberty Broadband Corp., Class A	3,632	527,257
*	Liberty Broadband Corp., Class C	73,065	10,671,143
*	Liberty Latin America, Ltd., Class A	9,861	99,497

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America, Ltd., Class C	29,554	$292,289
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	212,724
*	Liberty Media Corp.-Liberty Braves, Class B	93	3,357
*	Liberty Media Corp.-Liberty Braves, Class C	17,372	465,222
*	Liberty Media Corp.-Liberty Formula One, Class A	19,396	703,105
*	Liberty Media Corp.-Liberty Formula One, Class C	151,032	6,076,017
*	Liberty Media Corp.-Liberty SiriusXM, Class A	33,436	1,351,483
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	13,031
*	Liberty Media Corp.-Liberty SiriusXM, Class C	76,900	3,119,064
#*	Lions Gate Entertainment Corp., Class A	73,640	1,030,224
*	Lions Gate Entertainment Corp., Class B	66,009	815,871
*	Live Nation Entertainment, Inc.	11,490	763,511
#	Loral Space & Communications, Inc.	1,200	30,480
	Lumen Technologies, Inc.	775,017	9,594,710
*	Madison Square Garden Entertainment Corp.	15,339	1,361,336
*	Marchex, Inc., Class B	1,280	3,738
#	Marcus Corp. (The)	19,647	345,787
*	Match Group, Inc.	9,850	1,377,621
#*	Mediaco Holding, Inc., Class A	666	2,344
#	Meredith Corp.	34,299	752,177
*	MSG Networks, Inc., Class A	16,117	278,341
	National CineMedia, Inc.	25,352	105,591
	New York Times Co. (The), Class A	37,573	1,863,245
	News Corp., Class A	278,596	5,404,762
	News Corp., Class B	139,552	2,634,742
	Nexstar Media Group, Inc., Class A	33,800	3,842,046
	Omnicom Group, Inc.	52,145	3,252,805
*	ORBCOMM, Inc.	86,164	645,368
*	QuinStreet, Inc.	53,347	1,129,356
*	Reading International, Inc., Class A	17,826	100,717
	Scholastic Corp.	36,299	935,425
	Shenandoah Telecommunications Co.	71,168	2,766,300
#	Sirius XM Holdings, Inc.	120,878	756,696
#*	Snap, Inc., Class A	15,282	809,029
	Spok Holdings, Inc.	38,274	425,607
*	Take-Two Interactive Software, Inc.	11,471	2,299,362
*	TechTarget, Inc.	21,822	1,630,103
	TEGNA, Inc.	201,517	3,230,318
	Telephone and Data Systems, Inc.	125,476	2,352,675
*	T-Mobile US, Inc.	68,202	8,598,908
	Townsquare Media, Inc., Class A	16,264	162,315
*	Travelzoo	12,456	137,141
	Tribune Publishing Co.	13,672	199,748
*	TripAdvisor, Inc.	38,753	1,200,180
*	TrueCar, Inc.	80,361	360,017
*	Twitter, Inc.	30,984	1,565,622
*	United States Cellular Corp.	41,304	1,287,859
*	Urban One, Inc.	25,200	42,084
	Verizon Communications, Inc.	422,159	23,113,205
	ViacomCBS, Inc., Class A	3,778	183,837
#	ViacomCBS, Inc., Class B	108,245	5,249,883
*	Vonage Holdings Corp.	203,642	2,541,452
*	Walt Disney Co. (The)	80,115	13,472,940
	World Wrestling Entertainment, Inc., Class A	12,945	729,192
*	Yelp, Inc.	40,748	1,327,977
*	Zedge, Inc., Class B	5,669	41,214
*	Zillow Group, Inc., Class A	10,380	1,439,914
#*	Zillow Group, Inc., Class C	15,644	2,040,916

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Zynga, Inc., Class A	508,493	$5,039,166
TOTAL COMMUNICATION SERVICES			294,747,902
CONSUMER DISCRETIONARY — (12.6%)
#*	1-800-Flowers.com, Inc., Class A	53,879	1,655,702
*	Aaron's Co., Inc. (The)	37,551	636,114
	Abercrombie & Fitch Co., Class A	60,470	1,395,043
	Acushnet Holdings Corp.	74,636	3,046,642
*	Adient P.L.C.	33,015	1,066,054
*	Adtalem Global Education, Inc.	54,912	2,119,054
	Advance Auto Parts, Inc.	14,754	2,200,412
	AMCON Distributing Co.	438	49,056
*	American Axle & Manufacturing Holdings, Inc.	96,191	847,443
#	American Eagle Outfitters, Inc.	200,825	4,556,719
*	American Outdoor Brands, Inc.	16,742	317,763
*	American Public Education, Inc.	18,666	537,207
*	America's Car-Mart, Inc.	12,124	1,440,089
	Aptiv P.L.C.	24,664	3,295,110
	Aramark	145,659	4,994,647
	Ark Restaurants Corp.	2,975	55,097
*	Asbury Automotive Group, Inc.	29,049	4,142,678
	Autoliv, Inc.	22,318	1,979,830
*	AutoNation, Inc.	82,077	5,850,449
	Bally's Corp.	4,357	228,655
*	Barnes & Noble Education, Inc.	12,599	73,830
	Bassett Furniture Industries, Inc.	10,723	207,812
*	Beazer Homes USA, Inc.	28,393	471,892
#	Bed Bath & Beyond, Inc.	135,948	4,803,043
	Best Buy Co., Inc.	50,959	5,545,358
	Big 5 Sporting Goods Corp.	27,233	354,574
#	Big Lots, Inc.	37,944	2,264,498
*	Biglari Holdings, Inc., Class A	142	81,093
*	Biglari Holdings, Inc., Class B	1,757	201,598
*	BJ's Restaurants, Inc.	23,374	1,092,501
#	Bloomin' Brands, Inc.	47,421	999,160
	Bluegreen Vacations Holding Corp.	9,724	127,287
#*	Boot Barn Holdings, Inc.	38,383	2,197,043
	BorgWarner, Inc.	217,822	9,146,346
	Bowl America, Inc., Class A	2,839	27,368
	Boyd Gaming Corp.	57,508	2,597,061
*	Bright Horizons Family Solutions, Inc.	11,771	1,788,839
#	Brinker International, Inc.	12,255	721,574
	Brunswick Corp.	51,949	4,491,511
#	Buckle, Inc. (The)	11,150	438,418
*	Build-A-Bear Workshop, Inc.	13,613	76,369
*	Burlington Stores, Inc.	2,401	597,609
*	Caesars Entertainment, Inc.	34,114	2,401,284
	Caleres, Inc.	34,981	528,563
	Callaway Golf Co.	75,044	2,092,977
#	Camping World Holdings, Inc., Class A	10,608	362,369
*	Capri Holdings, Ltd.	4,316	179,805
*	CarMax, Inc.	27,252	3,209,741
	Carnival Corp.	120,366	2,247,233
	Carriage Services, Inc.	24,853	823,131
*	Carrols Restaurant Group, Inc.	41,335	253,797
	Carter's, Inc.	20,090	1,768,724
*	Carvana Co.	1,061	277,123
	Cato Corp. (The), Class A	18,848	214,302
*	Cavco Industries, Inc.	9,251	1,745,294

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Century Communities, Inc.	40,011	$1,878,116
#	Cheesecake Factory, Inc. (The)	30,409	1,367,493
#*	Chegg, Inc.	7,692	732,740
#	Chico's FAS, Inc.	16,895	37,338
#	Children's Place, Inc. (The)	8,738	641,981
*	Chipotle Mexican Grill, Inc.	662	979,760
	Choice Hotels International, Inc.	8,184	823,638
	Churchill Downs, Inc.	2,565	480,809
*	Chuy's Holdings, Inc.	14,866	521,499
	Citi Trends, Inc.	8,687	512,533
	Clarus Corp.	42,436	681,522
	Collectors Universe, Inc.	4,977	454,450
#	Columbia Sportswear Co.	32,436	2,836,853
*	Conn's, Inc.	31,161	490,163
*	Container Store Group, Inc. (The)	9,288	126,595
	Cooper Tire & Rubber Co.	35,518	1,305,286
*	Cooper-Standard Holdings, Inc.	14,883	454,080
	Core-Mark Holding Co., Inc.	49,182	1,508,412
	Cracker Barrel Old Country Store, Inc.	13,817	1,869,578
*	Crocs, Inc.	44,061	3,085,151
	Crown Crafts, Inc.	2,196	16,712
	Culp, Inc.	13,186	203,460
	Dana, Inc.	125,734	2,434,210
	Darden Restaurants, Inc.	19,640	2,295,720
	Dave & Buster's Entertainment, Inc.	30,313	1,031,248
*	Deckers Outdoor Corp.	13,019	3,801,288
*	Del Taco Restaurants, Inc.	40,637	390,928
*	Delta Apparel, Inc.	12,387	247,988
*	Denny's Corp.	29,926	470,736
	Designer Brands, Inc., Class A	54,851	671,925
	Dick's Sporting Goods, Inc.	75,287	5,044,982
	Dillard's, Inc., Class A	28,966	2,543,504
	Dollar General Corp.	15,888	3,091,964
*	Dollar Tree, Inc.	31,716	3,224,249
	Domino's Pizza, Inc.	4,335	1,607,245
*	Dorman Products, Inc.	32,484	2,950,522
	DR Horton, Inc.	155,326	11,929,037
	eBay, Inc.	25,601	1,446,712
	Educational Development Corp.	6,574	89,078
*	El Pollo Loco Holdings, Inc.	35,651	725,498
	Escalade, Inc.	17,024	354,950
	Ethan Allen Interiors, Inc.	27,592	652,551
*	Etsy, Inc.	4,577	911,235
	Expedia Group, Inc.	6,039	749,440
	Extended Stay America, Inc.	159,365	2,339,478
*	Fiesta Restaurant Group, Inc.	16,154	243,279
*	Five Below, Inc.	10,014	1,759,760
*	Flanigan's Enterprises, Inc.	300	7,011
	Flexsteel Industries, Inc.	8,594	293,227
*	Floor & Decor Holdings, Inc., Class A	15,459	1,423,310
	Foot Locker, Inc.	77,357	3,389,784
	Ford Motor Co.	1,063,806	11,201,877
*	Fossil Group, Inc.	43,563	631,663
*	Fox Factory Holding Corp.	30,714	3,674,623
»	FRD Acquisition Co. Escrow Shares	14,091	0
*	frontdoor, Inc.	12,979	714,364
*	Full House Resorts, Inc.	19,188	109,372
*	GameStop Corp., Class A	2,853	927,225
*	Gap, Inc. (The)	166,424	3,370,086

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Garmin, Ltd.	22,692	$2,606,403
	General Motors Co.	210,867	10,686,740
*	Genesco, Inc.	14,308	555,293
	Gentex Corp.	187,260	6,188,943
*	Gentherm, Inc.	41,286	2,529,180
	Genuine Parts Co.	27,573	2,588,553
*	G-III Apparel Group, Ltd.	45,437	1,228,616
	Goodyear Tire & Rubber Co. (The)	197,871	2,087,539
*	GoPro, Inc., Class A	13,409	120,011
	Graham Holdings Co., Class B	4,229	2,402,537
*	Grand Canyon Education, Inc.	24,353	2,068,544
*	Green Brick Partners, Inc.	22,902	455,750
	Group 1 Automotive, Inc.	25,638	3,528,302
*	GrubHub, Inc.	18,325	1,379,323
	Guess?, Inc.	59,084	1,371,930
#	H&R Block, Inc.	21,804	375,683
#	Hamilton Beach Brands Holding Co., Class A	17,718	340,008
#	Hanesbrands, Inc.	222,803	3,406,658
	Harley-Davidson, Inc.	86,941	3,485,465
	Hasbro, Inc.	33,030	3,098,875
	Haverty Furniture Cos., Inc.	23,902	781,356
	Haverty Furniture Cos., Inc., Class A	1,796	58,792
#*	Helen of Troy, Ltd.	20,370	4,975,372
#*	Hibbett Sports, Inc.	19,080	1,077,066
*	Hilton Grand Vacations, Inc.	52,946	1,573,555
	Hooker Furniture Corp.	13,317	401,241
*	Horizon Global Corp.	21,781	206,484
#*	Houghton Mifflin Harcourt Co.	42,076	207,435
#	Hyatt Hotels Corp., Class A	26,200	1,720,292
*	Installed Building Products, Inc.	15,092	1,583,604
#	International Game Technology P.L.C.	102,105	1,644,912
#*	iRobot Corp.	10,474	1,257,927
*	J Alexander's Holdings, Inc.	13,620	99,971
	Jack in the Box, Inc.	6,082	572,559
	Johnson Outdoors, Inc., Class A	14,583	1,589,984
	KB Home	83,390	3,472,360
	Kohl's Corp.	114,994	5,066,636
#	Kontoor Brands, Inc.	10,124	365,679
	L Brands, Inc.	16,472	671,399
*	Lakeland Industries, Inc.	7,500	208,500
*	Lands' End, Inc.	8,485	234,271
	Las Vegas Sands Corp.	15,717	755,831
*	Laureate Education, Inc., Class A	19,636	255,464
	La-Z-Boy, Inc.	53,633	2,076,670
	LCI Industries	26,995	3,492,613
*	Leaf Group, Ltd.	14,514	78,376
	Lear Corp.	58,782	8,861,974
	Leggett & Platt, Inc.	30,721	1,259,561
	Lennar Corp., Class A	86,062	7,156,055
	Lennar Corp., Class B	9,841	658,757
*	LGI Homes, Inc.	28,282	3,017,972
	Lifetime Brands, Inc.	19,138	266,018
#*	Lincoln Educational Services Corp.	12,212	71,929
#*	Lindblad Expeditions Holdings, Inc.	5,561	87,308
*	Liquidity Services, Inc.	37,467	731,356
#	Lithia Motors, Inc., Class A	37,932	12,088,170
*	LKQ Corp.	249,592	8,758,183
*	Luby's, Inc.	80,747	232,551
*	M/I Homes, Inc.	42,211	2,083,957

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Macy's, Inc.	263,459	$3,962,423
#*	Magnite, Inc.	51,152	1,771,905
*	Malibu Boats, Inc., Class A	20,083	1,408,019
	Marine Products Corp.	15,913	259,064
*	MarineMax, Inc.	30,929	1,293,760
	Marriott Vacations Worldwide Corp.	35,897	4,406,716
*	MasterCraft Boat Holdings, Inc.	19,251	491,478
#*	Mattel, Inc.	46,850	848,922
	McDonald's Corp.	1,857	385,959
	MDC Holdings, Inc.	85,889	4,467,946
»†	Media General, Inc.	38,825	3,642
*	Meritage Homes Corp.	87,210	6,999,475
#	MGM Resorts International	101,816	2,907,865
#*	Michaels Cos., Inc. (The)	7,103	110,096
*	Modine Manufacturing Co.	53,352	669,568
*	Mohawk Industries, Inc.	45,811	6,578,460
*	Monarch Casino & Resort, Inc.	5,624	297,228
#*	Monitronics International, Inc.	707	6,363
#	Monro, Inc.	29,346	1,715,861
#*	Motorcar Parts of America, Inc.	22,904	518,318
	Movado Group, Inc.	14,193	293,227
	Murphy USA, Inc.	38,498	4,795,696
	Nathan's Famous, Inc.	4,306	239,026
*	National Vision Holdings, Inc.	45,424	2,106,311
#*	Nautilus, Inc.	29,587	725,177
*	New Home Co., Inc. (The)	30,592	160,914
	Newell Brands, Inc.	295,559	7,099,327
	Nobility Homes, Inc.	1,284	32,421
*	Norwegian Cruise Line Holdings, Ltd.	90,575	2,051,524
*	NVR, Inc.	766	3,406,004
	ODP Corp. (The)	36,903	1,575,389
#*	Ollie's Bargain Outlet Holdings, Inc.	22,866	2,166,096
#	Oxford Industries, Inc.	16,622	1,084,419
	Papa John's International, Inc.	7,165	732,836
	Patrick Industries, Inc.	33,993	2,347,557
#*	Penn National Gaming, Inc.	54,526	5,655,437
#	Penske Automotive Group, Inc.	101,131	6,051,679
*	Perdoceo Education Corp.	81,879	968,629
#	PetMed Express, Inc.	15,853	605,585
*	Planet Fitness, Inc., Class A	12,287	884,664
*	Playa Hotels & Resorts NV	71,600	380,912
	Polaris, Inc.	20,839	2,431,286
	Pool Corp.	5,311	1,881,050
*	Potbelly Corp.	21,040	113,406
	PulteGroup, Inc.	246,642	10,728,927
*	Purple Innovation, Inc.	3,283	111,753
	PVH Corp.	40,828	3,480,995
*	QEP Co., Inc.	1,575	40,761
*	Quotient Technology, Inc.	69,504	615,805
	Qurate Retail, Inc., Class A	165,348	2,083,385
	Ralph Lauren Corp.	34,590	3,495,319
#	RCI Hospitality Holdings, Inc.	9,765	375,757
*	Red Lion Hotels Corp.	14,316	48,674
*	Red Robin Gourmet Burgers, Inc.	11,471	300,425
	Red Rock Resorts, Inc., Class A	3,000	70,440
#*	Regis Corp.	37,759	358,333
	Rent-A-Center, Inc.	51,314	2,221,896
*	Revolve Group, Inc.	5,190	192,860
*	RH	5,268	2,504,196

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Rocky Brands, Inc.	9,423	$324,717
	Ross Stores, Inc.	12,472	1,388,009
	Royal Caribbean Cruises, Ltd.	70,944	4,611,360
	Ruth's Hospitality Group, Inc.	27,514	500,480
#*	Sally Beauty Holdings, Inc.	17,750	268,025
*	Scientific Games Corp., Class A	24,010	941,672
*	SeaWorld Entertainment, Inc.	43,023	1,229,167
*	Select Interior Concepts, Inc., Class A	1,700	12,699
	Service Corp. International	89,573	4,517,166
*	Shake Shack, Inc., Class A	11,445	1,298,092
#	Shoe Carnival, Inc.	15,219	715,141
	Shutterstock, Inc.	15,749	1,023,527
#	Signet Jewelers, Ltd.	46,478	1,887,936
	Six Flags Entertainment Corp.	2,857	97,709
*	Skechers U.S.A., Inc., Class A	99,326	3,424,760
*	Skyline Champion Corp.	43,338	1,457,457
*	Sleep Number Corp.	18,734	2,018,401
#	Smith & Wesson Brands, Inc.	66,968	1,108,990
#	Sonic Automotive, Inc., Class A	52,253	2,138,715
*	Sonos, Inc.	15,431	403,521
*	Sportsman's Warehouse Holdings, Inc.	30,710	538,039
*	Stamps.com, Inc.	15,971	3,646,339
	Standard Motor Products, Inc.	30,561	1,198,908
	Steven Madden, Ltd.	64,835	2,178,456
*	Stoneridge, Inc.	51,510	1,413,949
	Strategic Education, Inc.	24,634	2,176,907
	Strattec Security Corp.	4,645	254,314
*	Stride, Inc.	54,700	1,408,525
	Superior Group of Cos, Inc.	19,154	437,286
*	Superior Industries International, Inc.	24,707	114,146
*	Tandy Leather Factory, Inc.	17,438	57,545
	Tapestry, Inc.	178,882	5,656,249
	Target Corp.	30,844	5,588,007
*	Taylor Morrison Home Corp.	137,923	3,583,240
*	Tempur Sealy International, Inc.	87,512	2,310,317
*	Tenneco, Inc., Class A	27,506	277,811
*	Terminix Global Holdings, Inc.	69,923	3,333,929
	Texas Roadhouse, Inc.	31,806	2,423,935
	Thor Industries, Inc.	22,804	2,759,512
	Tilly's, Inc., Class A	24,507	240,169
	Toll Brothers, Inc.	111,002	5,672,202
*	TopBuild Corp.	41,453	8,288,527
	Tractor Supply Co.	17,500	2,480,450
*	TravelCenters of America, Inc.	10,101	277,676
*	Tri Pointe Homes, Inc.	161,898	3,270,340
*	Tupperware Brands Corp.	818	24,605
*	Turtle Beach Corp.	2,487	74,361
*	Ulta Beauty, Inc.	7,599	2,125,896
*	Under Armour, Inc., Class A	16,694	292,145
*	Under Armour, Inc., Class C	23,767	355,792
*	Unifi, Inc.	20,315	486,544
#*	Unique Fabricating, Inc.	4,543	31,347
*	Universal Electronics, Inc.	18,436	999,969
*	Universal Technical Institute, Inc.	27,693	168,373
*	Urban Outfitters, Inc.	94,476	2,591,477
	Vail Resorts, Inc.	5,219	1,388,045
#*	Veoneer, Inc.	10,674	280,619
*	Vera Bradley, Inc.	28,371	239,735
	VF Corp.	19,037	1,463,374

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vince Holding Corp.	1,700	$13,923
*	Vista Outdoor, Inc.	62,347	1,818,662
*	Visteon Corp.	17,643	2,249,130
*	VOXX International Corp.	36,231	676,795
#*	Wayfair, Inc., Class A	300	81,696
	Wendy's Co. (The)	59,202	1,207,721
	Weyco Group, Inc.	11,380	196,419
	Whirlpool Corp.	37,107	6,868,135
#	Williams-Sonoma, Inc.	34,547	4,453,799
	Wingstop, Inc.	6,906	1,036,245
	Winmark Corp.	3,446	587,991
	Winnebago Industries, Inc.	43,448	3,000,519
	Wolverine World Wide, Inc.	68,166	1,952,274
*	WW International, Inc.	6,975	185,256
	Wyndham Destinations, Inc.	18,662	825,607
	Wyndham Hotels & Resorts, Inc.	36,385	2,116,515
	Wynn Resorts, Ltd.	7,052	701,886
*	YETI Holdings, Inc.	13,147	865,336
#*	ZAGG, Inc.	25,325	105,352
*	Zovio, Inc.	56,782	290,724
*	Zumiez, Inc.	34,480	1,485,398
TOTAL CONSUMER DISCRETIONARY			566,504,775
CONSUMER STAPLES — (4.6%)
	Alico, Inc.	10,214	303,356
	Andersons, Inc. (The)	36,056	829,288
	Archer-Daniels-Midland Co.	157,835	7,893,328
#	B&G Foods, Inc.	74,070	2,820,586
#*	BJ's Wholesale Club Holdings, Inc.	19,268	810,605
*	Boston Beer Co., Inc. (The), Class A	2,249	2,062,086
#*	Bridgford Foods Corp.	4,114	68,910
	Brown-Forman Corp., Class B	800	57,336
	Bunge, Ltd.	114,831	7,514,541
	Calavo Growers, Inc.	11,046	841,153
*	Cal-Maine Foods, Inc.	40,248	1,543,108
#	Campbell Soup Co.	27,987	1,346,455
	Casey's General Stores, Inc.	18,577	3,482,816
*	Central Garden & Pet Co.	20,939	885,510
*	Central Garden & Pet Co., Class A	53,788	2,097,732
*	Chefs' Warehouse, Inc. (The)	36,590	998,541
	Church & Dwight Co., Inc.	20,030	1,691,133
	Coca-Cola Consolidated, Inc.	8,611	2,297,931
*	Coffee Holding Co., Inc.	1,900	9,025
	Conagra Brands, Inc.	96,132	3,326,167
	Constellation Brands, Inc., Class A	9,086	1,916,510
	Costco Wholesale Corp.	11,068	3,900,695
	Coty, Inc., Class A	315,206	2,007,862
*	Darling Ingredients, Inc.	223,101	13,834,493
#	Edgewell Personal Care Co.	52,001	1,736,833
*	elf Beauty, Inc.	6,700	145,792
	Energizer Holdings, Inc.	21,513	943,130
*	Farmer Bros Co.	18,622	97,579
	Flowers Foods, Inc.	126,752	2,910,226
	Fresh Del Monte Produce, Inc.	60,762	1,486,846
*	Freshpet, Inc.	2,262	315,119
	General Mills, Inc.	24,394	1,417,291
*	Hain Celestial Group, Inc. (The)	37,877	1,575,115
*	Herbalife Nutrition, Ltd.	22,190	1,130,802
	Hershey Co. (The)	5,788	841,807

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Hormel Foods Corp.	45,106	$2,113,667
*	Hostess Brands, Inc.	110,736	1,699,798
#	Ingles Markets, Inc., Class A	21,045	1,000,900
	Ingredion, Inc.	34,017	2,567,263
	Inter Parfums, Inc.	25,961	1,614,255
	J&J Snack Foods Corp.	15,150	2,312,799
	JM Smucker Co. (The)	36,970	4,303,678
	John B. Sanfilippo & Son, Inc.	14,738	1,185,377
	Kellogg Co.	13,238	780,248
#	Keurig Dr Pepper, Inc.	75,308	2,394,794
	Kraft Heinz Co. (The)	106,453	3,567,240
	Kroger Co. (The)	192,018	6,624,621
	Lamb Weston Holdings, Inc.	5,072	378,878
	Lancaster Colony Corp.	8,895	1,552,889
*	Landec Corp.	46,500	495,690
*	Lifevantage Corp.	2,000	17,880
*	Lifeway Foods, Inc.	6,493	39,088
#	Limoneira Co.	19,570	312,533
	Mannatech, Inc.	2,353	44,472
	McCormick & Co., Inc.	2,128	192,818
	McCormick & Co., Inc. Non-Voting	23,510	2,105,085
	Medifast, Inc.	18,619	4,369,321
	MGP Ingredients, Inc.	23,542	1,363,082
	Molson Coors Beverage Co., Class B	75,158	3,769,925
	Molson Coors Brewing Co., Class A	534	30,219
	Mondelez International, Inc., Class A	66,070	3,662,921
*	Monster Beverage Corp.	26,276	2,281,545
#	National Beverage Corp.	8,382	1,270,208
#	Natura & Co. Holding SA, ADR	33,514	596,884
*	Natural Alternatives International, Inc.	8,015	115,176
	Natural Grocers by Vitamin Cottage, Inc.	19,128	318,481
	Natural Health Trends Corp.	995	5,393
*	Nature's Sunshine Products, Inc.	20,833	334,370
	Nu Skin Enterprises, Inc., Class A	31,455	1,820,301
	Oil-Dri Corp. of America	7,273	252,155
	Philip Morris International, Inc.	24,545	1,955,009
*	Pilgrim's Pride Corp.	80,388	1,557,919
*	Post Holdings, Inc.	67,110	6,365,384
	PriceSmart, Inc.	25,570	2,400,512
	Procter & Gamble Co. (The)	90,151	11,558,260
*	Rite Aid Corp.	3,815	100,296
	Rocky Mountain Chocolate Factory, Inc.	5,160	21,982
*	S&W Seed Co.	14,868	52,038
	Sanderson Farms, Inc.	20,734	2,823,763
	Seaboard Corp.	535	1,683,222
*	Seneca Foods Corp., Class A	13,520	490,100
*	Seneca Foods Corp., Class B	1,251	48,164
*	Simply Good Foods Co. (The)	101,548	2,898,180
	SpartanNash Co.	36,847	682,406
	Spectrum Brands Holdings, Inc.	25,108	1,897,412
*	Sprouts Farmers Market, Inc.	64,713	1,465,749
	Sysco Corp.	17,864	1,277,455
#	Tootsie Roll Industries, Inc.	23,012	910,815
#*	TreeHouse Foods, Inc.	51,448	2,172,649
#	Turning Point Brands, Inc.	539	25,387
	Tyson Foods, Inc., Class A	113,483	7,298,092
#*	United Natural Foods, Inc.	48,814	1,321,883
	United-Guardian, Inc.	1,872	26,152
	Universal Corp.	28,780	1,320,139

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	US Foods Holding Corp.	35,492	$1,099,897
*	USANA Health Sciences, Inc.	19,931	1,649,490
	Vector Group, Ltd.	33,478	393,032
#*	Veru, Inc.	14,000	123,480
	Village Super Market, Inc., Class A	10,832	228,230
	Walgreens Boots Alliance, Inc.	163,671	8,224,468
	Walmart, Inc.	66,928	9,402,715
#	WD-40 Co.	7,242	2,204,537
	Weis Markets, Inc.	37,087	1,827,647
TOTAL CONSUMER STAPLES			206,140,125
ENERGY — (4.1%)
	Adams Resources & Energy, Inc.	4,112	99,552
#	Antero Midstream Corp.	149,392	1,210,075
*	Antero Resources Corp.	131,175	910,355
	Apache Corp.	21,097	301,265
#	Arch Resources, Inc.	13,181	631,634
	Archrock, Inc.	129,884	1,152,071
#	Ardmore Shipping Corp.	11,393	36,458
*	Aspen Aerogels, Inc.	32,024	642,401
	Baker Hughes Co.	164,450	3,303,800
	Berry Corp.	25,575	98,464
*	Bonanza Creek Energy, Inc.	22,765	470,325
*	Bristow Group, Inc.	4,208	101,876
#	Cabot Oil & Gas Corp.	153,043	2,805,278
	Cactus, Inc., Class A	10,476	274,471
*	ChampionX Corp.	77,253	1,181,198
*	Cheniere Energy, Inc.	10,173	644,256
	Chevron Corp.	122,332	10,422,686
	Cimarex Energy Co.	35,936	1,515,780
*	Clean Energy Fuels Corp.	161,671	1,653,894
*	CNX Resources Corp.	202,852	2,570,135
	ConocoPhillips	246,041	9,849,021
*	CONSOL Energy, Inc.	22,109	179,525
	Continental Resources, Inc.	38,357	755,249
	Core Laboratories NV	9,108	300,382
#	CVR Energy, Inc.	49,655	849,101
#*	Dawson Geophysical Co.	42,481	109,601
	Delek US Holdings, Inc.	62,550	1,173,438
	Devon Energy Corp.	354,481	5,834,757
	DHT Holdings, Inc.	152,394	818,356
	Diamondback Energy, Inc.	37,550	2,128,710
#	DMC Global, Inc.	15,153	866,297
*	Dorian LPG, Ltd.	38,466	445,821
*	Dril-Quip, Inc.	29,802	897,636
*	Earthstone Energy, Inc., Class A	8,839	45,432
	EnLink Midstream LLC	117,486	457,021
	EOG Resources, Inc.	113,199	5,768,621
	EQT Corp.	227,710	3,713,950
	Equitrans Midstream Corp.	112,907	750,832
	Evolution Petroleum Corp.	27,987	88,999
*	Exterran Corp.	28,147	121,595
	Exxon Mobil Corp.	246,853	11,068,889
*	Frank's International NV	123,722	343,947
#	GasLog, Ltd.	71,551	293,359
*	Geospace Technologies Corp.	11,604	94,573
*	Goodrich Petroleum Corp.	10,368	100,259
#*	Green Plains, Inc.	38,899	747,250
*	Gulf Island Fabrication, Inc.	13,000	44,200

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Halliburton Co.	271,986	$4,795,113
*	Helix Energy Solutions Group, Inc.	127,430	525,012
	Helmerich & Payne, Inc.	60,160	1,460,685
	Hess Corp.	63,381	3,421,306
	HollyFrontier Corp.	169,076	4,811,903
#	International Seaways, Inc.	25,592	409,728
	Kinder Morgan, Inc.	220,705	3,107,526
#*	Laredo Petroleum, Inc.	2,590	60,269
	Liberty Oilfield Services, Inc., Class A	24,645	296,233
	Marathon Oil Corp.	326,661	2,365,026
	Marathon Petroleum Corp.	137,887	5,951,203
#*	Matador Resources Co.	103,539	1,582,076
*	Mind Technology, Inc.	23,880	51,103
	Murphy Oil Corp.	130,435	1,613,481
	Nabors Industries, Ltd.	13,224	944,458
	NACCO Industries, Inc., Class A	9,759	233,923
*	Natural Gas Services Group, Inc.	11,623	95,192
*	Newpark Resources, Inc.	62,867	150,252
*	NexTier Oilfield Solutions, Inc.	139,613	463,515
	NOV, Inc.	196,332	2,430,590
	Occidental Petroleum Corp.	311,511	6,248,911
*	Oceaneering International, Inc.	83,138	702,516
*	Oil States International, Inc.	51,827	290,231
	ONEOK, Inc.	88,261	3,515,436
*	Par Pacific Holdings, Inc.	45,940	610,083
	Patterson-UTI Energy, Inc.	165,081	1,015,248
#	PBF Energy, Inc., Class A	49,554	419,722
*	PDC Energy, Inc.	87,735	1,904,727
#*	Penn Virginia Corp.	13,367	134,205
	Phillips 66	57,171	3,876,194
	PHX Minerals, Inc.	4,753	13,071
	Pioneer Natural Resources Co.	100,634	12,166,651
#*	PrimeEnergy Resources Corp.	908	32,488
*	ProPetro Holding Corp.	85,683	684,607
	Range Resources Corp.	274,732	2,530,282
#*	Renewable Energy Group, Inc.	88,266	7,908,634
*	REX American Resources Corp.	9,639	737,384
#*	RPC, Inc.	21,678	96,684
	Schlumberger, N.V.	355,507	7,895,810
#	Scorpio Tankers, Inc.	49,862	620,283
#*	SEACOR Marine Holdings, Inc.	12,978	35,041
*	Select Energy Services, Inc., Class A	47,597	238,937
	SFL Corp., Ltd.	102,438	647,408
*	SilverBow Resources, Inc.	3,866	20,992
#	Solaris Oilfield Infrastructure, Inc., Class A	24,660	224,406
#*	Southwestern Energy Co.	854,448	3,221,269
#*	Talos Energy, Inc.	45,244	382,764
	Targa Resources Corp.	78,976	2,161,573
	TechnipFMC P.L.C.	99,176	1,060,191
#*	Teekay Corp.	200	492
#*	Teekay Tankers, Ltd., Class A	23,512	240,998
*	Tidewater, Inc.	19,226	182,455
#	US Silica Holdings, Inc.	62,748	510,769
	Valero Energy Corp.	69,781	3,937,742
	Williams Cos., Inc. (The)	238,250	5,058,047
	World Fuel Services Corp.	62,394	1,908,632
TOTAL ENERGY			183,876,272

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (20.4%)
	1st Constitution Bancorp	11,206	$172,909
	1st Source Corp.	41,442	1,630,743
	ACNB Corp.	7,905	198,020
	Affiliated Managers Group, Inc.	29,014	3,197,053
*	Affinity Bancshares, Inc.	2,720	29,050
	Aflac, Inc.	99,662	4,502,729
	Alleghany Corp.	5,549	3,145,451
	Allegiance Bancshares, Inc.	6,934	243,938
	Allstate Corp. (The)	59,022	6,325,978
	Ally Financial, Inc.	208,481	7,888,921
	Altabancorp	12,480	401,981
	A-Mark Precious Metals, Inc.	6,646	189,943
*	Ambac Financial Group, Inc.	45,169	651,337
	American Equity Investment Life Holding Co.	83,859	2,447,844
	American Express Co.	42,837	4,980,230
	American Financial Group, Inc.	54,965	5,174,405
	American International Group, Inc.	83,612	3,130,433
	American National Bankshares, Inc.	9,565	267,342
	American National Group, Inc.	21,575	1,906,799
	American River Bankshares	1,900	24,548
	Ameriprise Financial, Inc.	18,132	3,587,779
	Ameris Bancorp	61,799	2,416,959
	AMERISAFE, Inc.	26,331	1,461,371
	AmeriServ Financial, Inc.	15,921	54,131
	Ames National Corp.	13,390	301,409
	Aon P.L.C., Class A	2,834	575,585
*	Arch Capital Group, Ltd.	127,389	4,001,289
	Ares Management Corp., Class A	4,739	214,013
	Argo Group International Holdings, Ltd.	38,561	1,555,936
	Arrow Financial Corp.	23,204	682,198
	Arthur J Gallagher & Co.	14,066	1,623,357
	Artisan Partners Asset Management, Inc., Class A	20,958	1,014,367
	Associated Banc-Corp	131,954	2,367,255
	Associated Capital Group, Inc., Class A	1,469	48,242
	Assurant, Inc.	44,325	6,004,708
	Assured Guaranty, Ltd.	84,449	3,019,052
*	Athene Holding, Ltd., Class A	102,058	4,173,152
*	Atlantic American Corp.	5,179	12,378
*	Atlantic Capital Bancshares, Inc.	16,517	295,489
	Atlantic Union Bankshares Corp.	83,161	2,731,007
*	Atlanticus Holdings Corp.	19,831	510,252
	Auburn National BanCorp, Inc.	2,722	107,601
	Axis Capital Holdings, Ltd.	60,326	2,768,963
*	Axos Financial, Inc.	54,609	2,127,021
	Banc of California, Inc.	51,663	870,522
#	BancFirst Corp.	43,035	2,480,107
*	Bancorp, Inc. (The)	46,575	781,063
	BancorpSouth Bank	89,100	2,463,615
	Bank of America Corp.	491,054	14,559,751
	Bank of Commerce Holdings	11,986	121,418
	Bank of Hawaii Corp.	33,785	2,641,649
	Bank of Marin Bancorp	9,466	351,567
	Bank of New York Mellon Corp. (The)	141,532	5,637,220
	Bank of NT Butterfield & Son, Ltd. (The)	57,430	1,746,446
	Bank of South Carolina Corp.	3,898	63,498
#	Bank OZK	80,917	3,006,876
	BankFinancial Corp.	32,110	272,293
	BankUnited, Inc.	78,753	2,728,791
	Bankwell Financial Group, Inc.	3,662	71,226

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banner Corp.	36,584	$1,618,110
#	Bar Harbor Bankshares	14,642	314,949
*	Baycom Corp.	5,500	80,850
	BCB Bancorp, Inc.	10,545	121,057
*	Berkshire Hathaway, Inc., Class B	110,049	25,076,866
	Berkshire Hills Bancorp, Inc.	41,138	682,068
	BGC Partners, Inc., Class A	127,988	454,357
	BlackRock, Inc.	6,183	4,335,891
*	Blucora, Inc.	51,074	845,785
	BOK Financial Corp.	50,377	3,720,845
	Boston Private Financial Holdings, Inc.	65,834	802,516
*	Bridgewater Bancshares, Inc.	1,700	21,828
#*	Brighthouse Financial, Inc.	74,505	2,634,497
	BrightSphere Investment Group, Inc.	24,798	454,547
	Brookline Bancorp, Inc.	106,570	1,341,716
	Brown & Brown, Inc.	39,544	1,703,951
	Bryn Mawr Bank Corp.	25,831	802,827
	Byline Bancorp, Inc.	5,600	89,992
	C&F Financial Corp.	4,203	165,472
	Cadence BanCorp	100,887	1,807,895
»	Calamos Asset Management, Inc., Class A	22,334	0
	California First National Bancorp	3,253	53,870
	Cambridge Bancorp	3,750	275,625
	Camden National Corp.	21,215	796,623
*	Cannae Holdings, Inc.	91,910	3,491,661
	Capital City Bank Group, Inc.	23,672	528,596
	Capital One Financial Corp.	51,004	5,317,677
	Capitol Federal Financial, Inc.	185,559	2,304,643
	Capstar Financial Holdings, Inc.	2,201	31,915
	Cathay General Bancorp	71,857	2,430,204
	Cboe Global Markets, Inc.	15,486	1,420,531
	CBTX, Inc.	10,878	286,309
	CCUR Holdings, Inc.	7,430	21,547
	Central Pacific Financial Corp.	40,073	796,651
	Central Valley Community Bancorp	4,680	71,604
	Century Bancorp, Inc., Class A	6,365	504,108
	Charles Schwab Corp. (The)	141,226	7,278,788
	Chemung Financial Corp.	3,608	120,724
	Chubb, Ltd.	25,440	3,705,845
	Cincinnati Financial Corp.	65,992	5,549,267
	CIT Group, Inc.	36,396	1,343,012
	Citigroup, Inc.	117,753	6,828,496
	Citizens & Northern Corp.	5,780	110,456
	Citizens Community Bancorp, Inc.	4,408	48,620
	Citizens Financial Group, Inc.	97,760	3,562,374
	Citizens Holding Co.	2,806	56,653
#*	Citizens, Inc.	46,149	279,201
	City Holding Co.	23,364	1,613,284
	Civista Bancshares, Inc.	12,586	214,591
	CME Group, Inc.	14,913	2,710,289
	CNA Financial Corp.	18,368	705,699
	CNB Financial Corp.	13,535	284,641
	CNO Financial Group, Inc.	235,316	4,991,052
*	Coastal Financial Corp.	800	15,840
	Codorus Valley Bancorp, Inc.	8,409	132,862
	Cohen & Steers, Inc.	29,832	1,953,996
#	Colony Bankcorp, Inc.	5,499	76,161
	Columbia Banking System, Inc.	63,564	2,448,485
*	Columbia Financial, Inc.	44,039	679,081

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Comerica, Inc.	55,683	$3,185,068
#	Commerce Bancshares, Inc.	64,618	4,319,713
	Commercial National Financial Corp.	399	6,783
	Community Bank System, Inc.	56,177	3,643,078
	Community Bankers Trust Corp.	24,209	174,789
	Community Financial Corp. (The)	6,456	153,653
	Community Trust Bancorp, Inc.	24,488	892,832
	Community West Bancshares	2,872	25,302
	ConnectOne Bancorp, Inc.	44,300	941,375
#*	Consumer Portfolio Services, Inc.	66,359	278,708
	County Bancorp, Inc.	7,540	163,090
#	Cowen, Inc., Class A	18,912	475,637
	Crawford & Co., Class A	52,563	400,004
	Crawford & Co., Class B	38,220	299,649
#*	Credit Acceptance Corp.	9,554	3,685,647
	Cullen/Frost Bankers, Inc.	37,986	3,503,829
*	Customers Bancorp, Inc.	25,241	560,855
	CVB Financial Corp.	129,191	2,510,181
	Diamond Hill Investment Group, Inc.	4,348	644,504
	Dime Community Bancshares, Inc.	40,370	641,883
	Dime Community Bancshares, Inc.	13,960	341,043
	Discover Financial Services	62,205	5,196,606
	Donegal Group, Inc., Class A	46,639	646,883
	Donegal Group, Inc., Class B	3,821	47,686
*	Donnelley Financial Solutions, Inc.	33,283	595,433
	Eagle Bancorp Montana, Inc.	7,714	165,002
	Eagle Bancorp, Inc.	25,813	1,096,794
	East West Bancorp, Inc.	76,183	4,566,409
	Eaton Vance Corp.	48,126	3,231,180
#*	eHealth, Inc.	13,573	649,468
	Elmira Savings Bank	1,680	20,866
	Emclaire Financial Corp.	500	13,350
	Employers Holdings, Inc.	34,149	1,041,545
#*	Encore Capital Group, Inc.	28,367	842,500
*	Enova International, Inc.	38,042	859,749
*	Enstar Group, Ltd.	15,614	3,126,079
	Enterprise Bancorp, Inc.	6,505	164,837
	Enterprise Financial Services Corp.	30,275	1,069,010
	Equitable Holdings, Inc.	229,064	5,676,206
*	Equity Bancshares, Inc., Class A	10,114	223,317
	Erie Indemnity Co., Class A	5,762	1,400,742
*	Esquire Financial Holdings, Inc.	826	18,238
	ESSA Bancorp, Inc.	11,606	165,734
	Essent Group, Ltd.	36,623	1,531,940
	Evans Bancorp, Inc.	4,676	138,971
	Evercore, Inc., Class A	18,978	2,070,500
	Everest Re Group, Ltd.	19,038	4,018,541
*	EZCORP, Inc., Class A	41,727	187,354
	FactSet Research Systems, Inc.	4,329	1,308,830
#	Farmers & Merchants Bancorp, Inc.	2,553	58,464
	Farmers National Banc Corp.	15,024	200,120
	FB Financial Corp.	48,861	1,825,447
	FBL Financial Group, Inc., Class A	28,691	1,607,844
	Federal Agricultural Mortgage Corp., Class A	987	66,188
	Federal Agricultural Mortgage Corp., Class C	13,576	1,031,776
	Federated Hermes, Inc., Class B	61,326	1,655,802
	FedNat Holding Co.	13,491	70,153
#	Fidelity D&D Bancorp, Inc.	50	2,461
	Fidelity National Financial, Inc.	169,050	6,136,515

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fifth Third Bancorp	219,351	$6,345,824
	Financial Institutions, Inc.	17,980	411,562
	First American Financial Corp.	115,402	6,034,371
#	First Bancorp	30,922	1,053,203
	First BanCorp	239,663	2,180,933
	First Bancorp, Inc. (The)	11,947	287,086
	First Bancshares, Inc.	700	10,168
	First Bancshares, Inc. (The)	4,666	139,700
	First Bank	10,678	96,636
	First Busey Corp.	58,877	1,216,988
	First Business Financial Services, Inc.	11,680	224,957
#	First Capital, Inc.	2,700	129,573
	First Choice Bancorp	1,433	28,173
	First Citizens BancShares, Inc., Class A	9,963	5,937,848
	First Commonwealth Financial Corp.	109,413	1,283,415
	First Community Bancshares, Inc.	24,130	517,830
	First Community Corp.	10,126	172,041
	First Financial Bancorp	92,529	1,695,131
#	First Financial Bankshares, Inc.	69,371	2,627,774
	First Financial Corp.	13,801	529,820
	First Financial Northwest, Inc.	19,410	247,283
	First Foundation, Inc.	38,320	776,363
#	First Guaranty Bancshares, Inc.	387	6,192
	First Hawaiian, Inc.	10,800	251,100
	First Horizon National Corp.	502,227	6,975,933
	First Internet Bancorp	10,530	322,429
	First Interstate BancSystem, Inc., Class A	37,977	1,468,191
	First Merchants Corp.	60,244	2,269,392
	First Mid Bancshares, Inc.	3,878	131,348
	First Midwest Bancorp, Inc.	105,591	1,745,419
	First Northwest Bancorp	8,648	118,478
	First of Long Island Corp. (The)	21,178	354,308
	First Republic Bank	22,273	3,229,362
	First Savings Financial Group, Inc.	2,168	130,926
	First United Corp.	7,908	123,602
	First US Bancshares, Inc.	1,708	14,825
*	First Western Financial, Inc.	622	11,488
	FirstCash, Inc.	42,350	2,493,568
	Flagstar Bancorp, Inc.	55,068	2,359,664
	Flushing Financial Corp.	50,437	921,988
	FNB Corp.	264,973	2,612,634
	Franklin Resources, Inc.	104,456	2,746,148
	FS Bancorp, Inc.	3,189	170,994
	Fulton Financial Corp.	159,371	2,135,571
#*	FVCBankcorp, Inc.	4,482	69,157
	GAMCO Investors, Inc., Class A	4,141	73,751
*	Genworth Financial, Inc., Class A	1,063	3,019
	German American Bancorp, Inc.	32,244	1,090,815
	Glacier Bancorp, Inc.	72,780	3,395,187
	Global Indemnity Group LLC, Class A	16,069	437,880
	Globe Life, Inc.	46,681	4,219,496
	Goldman Sachs Group, Inc. (The)	20,499	5,558,714
	Goosehead Insurance, Inc., Class A	3,567	476,551
	Great Southern Bancorp, Inc.	17,597	865,245
	Great Western Bancorp, Inc.	44,062	1,057,488
*	Green Dot Corp., Class A	36,636	1,840,226
	Greenhill & Co., Inc.	6,333	73,526
*	Greenlight Capital Re, Ltd., Class A	23,521	176,643
	Guaranty Bancshares, Inc.	2,678	89,392

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Guaranty Federal Bancshares, Inc.	2,787	$48,577
*	Hallmark Financial Services, Inc.	14,530	52,308
	Hamilton Lane, Inc., Class A	6,231	469,630
	Hancock Whitney Corp.	76,180	2,600,785
	Hanmi Financial Corp.	29,410	406,446
	Hanover Insurance Group, Inc. (The)	24,764	2,785,207
*	HarborOne Bancrop, Inc.	14,730	159,968
	Harleysville Financial Corp.	2,920	66,138
	Hartford Financial Services Group, Inc. (The)	169,500	8,139,390
	Hawthorn Bancshares, Inc.	6,495	119,248
	HCI Group, Inc.	21,359	1,188,201
	Heartland Financial USA, Inc.	43,020	1,835,233
#	Hennessy Advisors, Inc.	7,210	61,790
	Heritage Commerce Corp.	47,956	421,054
	Heritage Financial Corp.	39,011	920,660
	Heritage Insurance Holdings, Inc.	14,491	135,056
	Hilltop Holdings, Inc.	181,844	5,462,594
	Hingham Institution For Savings (The)	1,835	402,342
*	HMN Financial, Inc.	2,450	43,904
	Home Bancorp, Inc.	7,804	219,761
	Home BancShares, Inc.	137,523	2,915,488
	HomeStreet, Inc.	29,878	1,087,559
	HomeTrust Bancshares, Inc.	9,675	203,175
	Hope Bancorp, Inc.	114,797	1,283,430
	Horace Mann Educators Corp.	43,581	1,707,068
	Horizon Bancorp, Inc.	42,626	674,770
	Houlihan Lokey, Inc.	25,633	1,662,300
*	Howard Bancorp, Inc.	12,658	153,162
	Huntington Bancshares, Inc.	451,682	5,973,494
	IF Bancorp, Inc.	779	15,424
	Independence Holding Co.	10,638	409,669
	Independent Bank Corp.	33,790	2,536,953
	Independent Bank Corp.	34,666	636,468
	Independent Bank Group, Inc.	35,445	2,177,032
	Interactive Brokers Group, Inc., Class A	22,947	1,404,127
	Intercontinental Exchange, Inc.	33,150	3,658,103
	International Bancshares Corp.	75,448	2,852,689
	Invesco, Ltd.	171,277	3,526,593
	Investar Holding Corp.	8,770	141,460
	Investors Bancorp, Inc.	224,117	2,579,587
	Investors Title Co.	2,106	301,158
	James River Group Holdings, Ltd.	39,015	1,735,387
	Janus Henderson Group P.L.C.	96,620	2,972,031
	Jefferies Financial Group, Inc.	147,940	3,454,399
	JPMorgan Chase & Co.	273,311	35,166,926
	Kearny Financial Corp.	152,656	1,579,990
	Kemper Corp.	69,177	4,866,602
	Kentucky First Federal Bancorp	2,320	14,570
	KeyCorp	240,599	4,056,499
	Kingstone Cos., Inc.	8,547	59,914
	Kinsale Capital Group, Inc.	4,029	755,679
	KKR & Co., Inc., Class A	56,329	2,194,015
	Lake Shore Bancorp, Inc.	802	10,586
	Lakeland Bancorp, Inc.	67,530	885,318
	Lakeland Financial Corp.	35,383	2,076,982
	Landmark Bancorp, Inc.	4,371	103,199
	Lazard, Ltd., Class A	49,944	2,057,693
	LCNB Corp.	12,830	197,325
*	LendingClub Corp.	57,279	621,477

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	LendingTree, Inc.	2,504	$815,102
*	Limestone Bancorp, Inc.	1,669	21,780
	Lincoln National Corp.	101,051	4,596,810
	Live Oak Bancshares, Inc.	36,024	1,436,637
	Loews Corp.	71,772	3,250,554
	LPL Financial Holdings, Inc.	27,244	2,951,615
	Luther Burbank Corp.	900	8,811
	M&T Bank Corp.	54,111	7,168,084
	Macatawa Bank Corp.	37,731	313,167
	Mackinac Financial Corp.	7,896	98,858
*	Magyar Bancorp, Inc.	1,971	20,893
*	Maiden Holdings, Ltd.	78,057	179,531
*	Malvern Bancorp, Inc.	7,376	116,688
*	Markel Corp.	5,050	4,895,874
	MarketAxess Holdings, Inc.	531	287,144
	Marlin Business Services Corp.	11,563	164,773
	Marsh & McLennan Cos., Inc.	13,535	1,487,632
*	MBIA, Inc.	246,439	1,513,135
	Mercantile Bank Corp.	16,278	441,948
	Merchants Bancorp	4,398	131,148
	Mercury General Corp.	47,363	2,510,713
	Meridian Bancorp, Inc.	73,738	1,117,131
	Meta Financial Group, Inc.	39,542	1,527,507
	MetLife, Inc.	135,808	6,539,155
*	Metropolitan Bank Holding Corp.	700	27,762
	MGIC Investment Corp.	70,927	831,264
	Mid Penn Bancorp, Inc.	1,913	41,627
	Middlefield Banc Corp.	8,086	165,763
	Midland States Bancorp, Inc.	6,782	124,721
	MidWestOne Financial Group, Inc.	9,912	243,736
*	MMA Capital Holdings, Inc.	6,820	161,498
	Moelis & Co., Class A	23,267	1,156,603
	Morgan Stanley	177,657	11,911,902
	Morningstar, Inc.	5,538	1,273,131
*	Mr Cooper Group, Inc.	80,950	2,204,269
	MSCI, Inc.	5,409	2,138,178
	MVB Financial Corp.	8,380	187,796
	Nasdaq, Inc.	22,918	3,100,118
	National Bank Holdings Corp., Class A	42,104	1,400,800
	National Bankshares, Inc.	7,663	237,553
	National Western Life Group, Inc., Class A	3,710	667,800
	Navient Corp.	159,696	1,797,379
	NBT Bancorp, Inc.	50,607	1,670,537
	Nelnet, Inc., Class A	33,843	2,328,060
	New York Community Bancorp, Inc.	230,792	2,414,084
»	NewStar Financial, Inc.	48,901	4,968
*	NI Holdings, Inc.	12,427	211,259
*	Nicholas Financial, Inc.	8,010	73,532
*	Nicolet Bankshares, Inc.	2,244	152,121
*	NMI Holdings, Inc., Class A	81,891	1,736,908
*	Northeast Bank	2,442	63,639
	Northern Trust Corp.	85,297	7,607,639
	Northfield Bancorp, Inc.	74,386	919,411
	Northrim BanCorp, Inc.	7,507	241,125
	Northwest Bancshares, Inc.	121,621	1,550,668
	Norwood Financial Corp.	2,461	60,737
#	Oak Valley Bancorp	4,505	70,053
	OceanFirst Financial Corp.	65,092	1,182,071
#	Oconee Federal Financial Corp.	1,780	43,414

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OFG Bancorp	52,658	$904,664
	Ohio Valley Banc Corp.	2,002	43,023
	Old National Bancorp	171,130	2,873,273
	Old Point Financial Corp.	4,109	79,920
	Old Republic International Corp.	241,850	4,377,485
	Old Second Bancorp, Inc.	14,324	140,662
	OneMain Holdings, Inc.	60,417	2,813,016
	Oppenheimer Holdings, Inc., Class A	9,819	340,425
	Origin Bancorp, Inc.	8,427	266,209
	Orrstown Financial Services, Inc.	9,962	172,442
*	Pacific Mercantile Bancorp	17,747	104,707
	Pacific Premier Bancorp, Inc.	79,983	2,659,435
	PacWest Bancorp	92,427	2,790,371
#*	Palomar Holdings, Inc.	1,239	123,392
#	Park National Corp.	15,112	1,632,247
	Parke Bancorp, Inc.	11,518	199,492
	Pathfinder Bancorp, Inc.	1,218	14,433
#	Patriot National Bancorp, Inc.	120	1,198
#	PCB Bancorp	2,869	33,969
	PCSB Financial Corp.	7,544	111,161
	Peapack-Gladstone Financial Corp.	20,208	475,292
	Penns Woods Bancorp, Inc.	8,925	192,245
	Pennymac Financial Services, Inc.	53,167	3,083,686
	Peoples Bancorp of North Carolina, Inc.	3,626	72,883
	Peoples Bancorp, Inc.	20,388	621,834
	Peoples Financial Services Corp.	557	20,063
	People's United Financial, Inc.	274,473	3,749,301
	Pinnacle Financial Partners, Inc.	64,404	4,413,606
	Piper Sandler Cos.	19,030	1,738,010
	PJT Partners, Inc., Class A	5,350	369,097
	Plumas Bancorp	5,164	128,584
	PNC Financial Services Group, Inc. (The)	32,276	4,632,252
	Popular, Inc.	87,124	4,944,287
#*	PRA Group, Inc.	36,491	1,203,108
	Preferred Bank	15,020	725,316
	Premier Financial Bancorp, Inc.	18,060	277,582
	Premier Financial Corp.	29,357	814,950
	Primerica, Inc.	34,008	4,737,655
	Principal Financial Group, Inc.	80,054	3,944,261
	ProAssurance Corp.	52,387	960,254
	PROG Holdings, Inc.	75,103	3,543,360
	Progressive Corp. (The)	31,737	2,767,149
	Prosperity Bancshares, Inc.	84,344	5,688,159
	Protective Insurance Corp., Class A	1,285	19,866
	Protective Insurance Corp., Class B	10,197	143,472
	Provident Bancorp, Inc.	15,467	178,335
	Provident Financial Holdings, Inc.	7,891	126,651
	Provident Financial Services, Inc.	79,224	1,467,228
	Prudential Bancorp, Inc.	10,382	122,611
	Prudential Financial, Inc.	99,976	7,826,121
	Pzena Investment Management, Inc., Class A	5,580	46,314
	QCR Holdings, Inc.	15,108	585,888
	Radian Group, Inc.	118,291	2,271,187
*	Randolph Bancorp, Inc.	4,141	78,679
	Raymond James Financial, Inc.	57,639	5,759,865
	RBB Bancorp	2,547	42,280
	Regional Management Corp.	18,576	525,701
	Regions Financial Corp.	256,883	4,369,580
	Reinsurance Group of America, Inc.	30,108	3,162,845

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings, Ltd.	33,797	$5,084,421
	Renasant Corp.	59,151	2,093,945
	Republic Bancorp, Inc., Class A	22,425	809,318
#*	Republic First Bancorp, Inc.	30,941	86,635
	Riverview Bancorp, Inc.	17,817	92,827
	RLI Corp.	32,401	3,135,769
	S&T Bancorp, Inc.	51,130	1,298,702
*	Safeguard Scientifics, Inc.	16,646	113,692
	Safety Insurance Group, Inc.	19,342	1,420,476
	Salisbury Bancorp, Inc.	1,317	48,294
	Sandy Spring Bancorp, Inc.	46,019	1,529,211
	Santander Consumer USA Holdings, Inc.	181,899	4,019,968
	SB Financial Group, Inc.	4,442	76,758
*	Seacoast Banking Corp. of Florida	41,918	1,276,403
*	Security National Financial Corp., Class A	8,099	69,651
	SEI Investments Co.	55,511	2,933,756
*	Select Bancorp, Inc.	17,436	164,596
	Selective Insurance Group, Inc.	61,846	4,018,753
#	ServisFirst Bancshares, Inc.	45,276	1,859,938
	Severn Bancorp, Inc.	9,402	71,925
	Shore Bancshares, Inc.	10,033	132,937
	Sierra Bancorp	19,652	429,789
	Signature Bank	38,249	6,318,352
#	Silvercrest Asset Management Group, Inc., Class A	7,061	108,104
	Simmons First National Corp., Class A	99,842	2,466,097
	SLM Corp.	282,090	3,915,409
	SmartFinancial, Inc.	2,623	51,935
	Sound Financial Bancorp, Inc.	1,602	52,834
	South State Corp.	69,183	4,824,822
*	Southern First Bancshares, Inc.	8,205	329,021
	Southern Missouri Bancorp, Inc.	3,699	113,374
	Southern National Bancorp of Virginia, Inc.	13,019	157,139
	Southside Bancshares, Inc.	38,878	1,219,603
	Spirit of Texas Bancshares, Inc.	1,223	21,941
	State Auto Financial Corp.	54,592	902,952
	State Street Corp.	97,744	6,842,080
	Sterling Bancorp	159,439	2,943,244
	Sterling Bancorp, Inc.	2,300	10,764
	Stewart Information Services Corp.	31,909	1,479,939
	Stifel Financial Corp.	106,504	5,519,037
	Stock Yards Bancorp, Inc.	32,058	1,449,022
*	StoneX Group, Inc.	28,160	1,507,123
	Summit Financial Group, Inc.	4,130	85,491
	Summit State Bank	4,239	60,660
*	SVB Financial Group	24,924	10,911,229
	Synchrony Financial	207,888	6,995,431
	Synovus Financial Corp.	128,004	4,761,749
	T Rowe Price Group, Inc.	26,566	4,157,048
	TCF Financial Corp.	47,787	1,857,003
	Territorial Bancorp, Inc.	16,191	386,317
*	Texas Capital Bancshares, Inc.	41,358	2,490,579
	TFS Financial Corp.	44,220	781,367
*	Third Point Reinsurance, Ltd.	76,024	701,702
	Timberland Bancorp, Inc.	9,354	236,189
	Tiptree, Inc.	72,177	351,502
	Tompkins Financial Corp.	19,937	1,333,187
	Towne Bank	78,311	1,816,815
	Tradeweb Markets, Inc., Class A	12,031	731,365
	Travelers Cos., Inc. (The)	72,615	9,897,425

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	TriCo Bancshares	34,301	$1,279,427
*	TriState Capital Holdings, Inc.	30,794	565,070
*	Triumph Bancorp, Inc.	21,957	1,259,014
	Truist Financial Corp.	85,027	4,079,595
	TrustCo Bank Corp. NY	132,287	822,825
	Trustmark Corp.	71,541	1,965,231
	U.S. Bancorp.	110,257	4,724,512
	UMB Financial Corp.	39,371	2,794,160
	Umpqua Holdings Corp.	180,544	2,619,693
	Union Bankshares, Inc.	2,000	54,400
	United Bancorp, Inc.	1,000	13,590
	United Bancshares, Inc.	2,040	49,796
	United Bankshares, Inc.	137,349	4,348,469
	United Community Banks, Inc.	59,636	1,778,942
	United Fire Group, Inc.	28,336	780,373
	United Insurance Holdings Corp.	41,540	211,023
	United Security Bancshares	16,748	114,389
	Unity Bancorp, Inc.	11,294	212,327
	Universal Insurance Holdings, Inc.	63,036	844,052
	Univest Financial Corp.	28,346	636,368
	Unum Group	128,011	2,973,696
	Valley National Bancorp	290,252	2,963,473
#	Value Line, Inc.	3,433	105,736
	Veritex Holdings, Inc.	40,314	1,030,426
#	Victory Capital Holdings, Inc., Class A	1,624	34,461
	Virtu Financial, Inc., Class A	16,586	460,593
	Virtus Investment Partners, Inc.	7,580	1,591,800
	Voya Financial, Inc.	87,328	4,843,211
	Waddell & Reed Financial, Inc., Class A	60,643	1,533,661
	Walker & Dunlop, Inc.	50,387	4,147,858
	Washington Federal, Inc.	82,605	2,162,599
	Washington Trust Bancorp, Inc.	20,809	906,856
	Waterstone Financial, Inc.	30,494	563,224
	Webster Financial Corp.	73,942	3,456,789
	Wells Fargo & Co.	220,608	6,591,767
	WesBanco, Inc.	64,708	1,876,532
	West BanCorp, Inc.	20,480	421,888
	Westamerica BanCorp	33,519	1,871,031
	Western Alliance Bancorp	99,645	6,793,796
	Western New England Bancorp, Inc.	41,357	265,098
	Westwood Holdings Group, Inc.	6,970	82,525
	White Mountains Insurance Group, Ltd.	2,746	2,800,920
	Willis Towers Watson P.L.C.	18,902	3,835,972
	Wintrust Financial Corp.	47,223	2,842,352
	WisdomTree Investments, Inc.	120,162	641,064
#*	World Acceptance Corp.	9,717	1,393,612
	WR Berkley Corp.	48,871	3,036,844
	WSFS Financial Corp.	45,329	1,947,787
	WVS Financial Corp.	1,627	23,917
	Zions Bancorp NA	108,744	4,799,960
TOTAL FINANCIALS			920,682,511
HEALTH CARE — (10.0%)
	Abbott Laboratories	63,378	7,832,887
	AbbVie, Inc.	33,305	3,413,096
*	ABIOMED, Inc.	2,919	1,016,542
*	Acadia Healthcare Co., Inc.	83,731	4,243,487
*	ACADIA Pharmaceuticals, Inc.	6,213	298,535
*	Acceleron Pharma, Inc.	4,698	542,760

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Accuray, Inc.	40,100	$198,094
»	Achillion Pharmaceuticals, Inc.	196,899	279,597
*	Adaptive Biotechnologies Corp.	10,661	591,366
*	Addus HomeCare Corp.	14,064	1,582,903
#*	Adverum Biotechnologies, Inc.	50,464	622,221
#*	Aeglea BioTherapeutics, Inc.	19,297	134,114
	Agilent Technologies, Inc.	19,910	2,392,585
*	Agios Pharmaceuticals, Inc.	4,759	223,530
#*	Akebia Therapeutics, Inc.	30,211	97,884
*	Albireo Pharma, Inc.	2,416	88,595
#*	Alector, Inc.	1,716	28,897
*	Alexion Pharmaceuticals, Inc.	43,795	6,715,087
*	Align Technology, Inc.	2,744	1,441,643
*	Alkermes P.L.C.	18,243	382,921
#*	Allakos, Inc.	983	131,063
*	Allscripts Healthcare Solutions, Inc.	141,821	2,340,046
*	Alnylam Pharmaceuticals, Inc.	3,691	555,422
#*	Alpine Immune Sciences, Inc.	5,080	65,380
*	Amedisys, Inc.	7,522	2,161,146
	AmerisourceBergen Corp.	8,850	922,170
*	Amicus Therapeutics, Inc.	5,632	106,501
*	AMN Healthcare Services, Inc.	63,842	4,604,285
*	Amphastar Pharmaceuticals, Inc.	57,623	1,047,586
*	AnaptysBio, Inc.	12,492	323,793
*	AngioDynamics, Inc.	45,156	846,223
*	ANI Pharmaceuticals, Inc.	12,861	367,053
*	Anika Therapeutics, Inc.	17,687	654,596
	Anthem, Inc.	20,814	6,181,342
*	Applied Genetic Technologies Corp.	14,385	56,677
*	Apyx Medical Corp.	12,837	119,256
#*	Aravive, Inc.	1,801	9,455
*	Arcus Biosciences, Inc.	2,575	89,430
*	Ardelyx, Inc.	64,224	436,081
*	Arena Pharmaceuticals, Inc.	37,140	2,757,274
#*	Arrowhead Pharmaceuticals, Inc.	8,130	627,392
*	Assembly Biosciences, Inc.	9,760	54,461
*	Atara Biotherapeutics, Inc.	25,169	464,620
*	AtriCure, Inc.	3,181	185,230
	Atrion Corp.	1,718	1,119,225
*	Avanos Medical, Inc.	51,876	2,349,983
#*	AxoGen, Inc.	13,222	229,402
	Baxter International, Inc.	18,080	1,389,086
	Becton Dickinson and Co.	9,587	2,509,781
*	Biogen, Inc.	13,875	3,921,214
*	BioMarin Pharmaceutical, Inc.	6,298	521,348
*	Bio-Rad Laboratories, Inc., Class A	4,295	2,464,342
	Bio-Techne Corp.	2,070	672,564
*	BioTelemetry, Inc.	18,297	1,307,504
*	Bluebird Bio, Inc.	13,866	617,730
*	Boston Scientific Corp.	41,667	1,476,678
	Bristol-Myers Squibb Co.	60,421	3,711,662
*	Brookdale Senior Living, Inc.	164,935	814,779
	Bruker Corp.	22,783	1,318,908
*	Calithera Biosciences, Inc.	22,505	64,589
	Cantel Medical Corp.	13,413	1,059,225
	Cardinal Health, Inc.	17,764	954,460
*	Cardiovascular Systems, Inc.	2,033	91,465
*	CareDx, Inc.	880	67,258
*	Catalent, Inc.	21,841	2,512,807

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Catalyst Biosciences, Inc.	23,347	$131,911
#*	Catalyst Pharmaceuticals, Inc.	18,700	68,068
*	Cellular Biomedicine Group, Inc.	2,512	49,235
*	Centene Corp.	76,026	4,584,368
	Cerner Corp.	22,075	1,768,428
*	Change Healthcare, Inc.	27,608	658,727
*	Charles River Laboratories International, Inc.	12,924	3,347,962
	Chemed Corp.	4,093	2,119,765
*	ChemoCentryx, Inc.	3,886	221,541
*	Chimerix, Inc.	87,471	741,754
*	Chinook Therapeutics, Inc.	740	10,486
	Cigna Corp.	32,953	7,152,449
#*	Collegium Pharmaceutical, Inc.	4,317	104,212
*	Community Health Systems, Inc.	38,093	355,027
	Computer Programs and Systems, Inc.	9,900	304,722
*	Concert Pharmaceuticals, Inc.	23,891	250,139
	CONMED Corp.	23,027	2,576,721
#»	Contra Aduro Biotech I	740	7
»	Contra Pfenex, Inc.	17,006	12,754
	Cooper Cos., Inc. (The)	4,843	1,763,046
*	Corcept Therapeutics, Inc.	62,372	1,762,633
*	CorVel Corp.	13,794	1,363,123
#*	Corvus Pharmaceuticals, Inc.	1,733	6,447
*	Covetrus, Inc.	12,787	435,653
#*	CRISPR Therapeutics AG	9,254	1,533,388
*	Cross Country Healthcare, Inc.	41,054	359,633
*	CryoLife, Inc.	47,631	1,139,810
*	Cumberland Pharmaceuticals, Inc.	29,988	95,062
*	Cutera, Inc.	8,986	217,551
	CVS Health Corp.	118,113	8,462,796
	Danaher Corp.	32,906	7,826,363
*	DaVita, Inc.	37,694	4,424,145
*	Denali Therapeutics, Inc.	31,041	2,126,308
	DENTSPLY SIRONA, Inc.	65,618	3,509,907
*	Eagle Pharmaceuticals, Inc.	3,965	185,047
*	Editas Medicine Inc.	6,924	424,787
*	Elanco Animal Health, Inc.	147,644	4,286,105
»	Elanco Animal Health, Inc.	25,535	0
#*	Electromed, Inc.	3,600	35,784
*	Emergent BioSolutions, Inc.	48,185	5,148,567
*	Enanta Pharmaceuticals, Inc.	16,443	790,251
	Encompass Health Corp.	25,581	2,056,712
#*	Endo International P.L.C.	75,915	552,661
	Ensign Group, Inc. (The)	65,485	5,126,166
*	Envista Holdings Corp.	33,388	1,186,609
#*	Enzo Biochem, Inc.	40,669	114,687
#*	Epizyme, Inc.	27,385	299,866
*	Evolent Health, Inc., Class A	93,673	1,598,998
#*	Exact Sciences Corp.	9,431	1,293,556
*	Exelixis, Inc.	72,548	1,611,291
#*	FibroGen, Inc.	5,290	254,872
*	Five Prime Therapeutics, Inc.	31,811	531,880
*	Five Star Senior Living, Inc.	312	2,256
*	FONAR Corp.	8,796	156,745
#*	Fulgent Genetics, Inc.	5,510	608,800
#*	G1 Therapeutics, Inc.	18,872	455,381
	Gilead Sciences, Inc.	64,412	4,225,427
#*	Global Blood Therapeutics, Inc.	12,976	650,357
*	Globus Medical, Inc., Class A	32,209	1,986,973

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	GlycoMimetics, Inc.	9,009	$32,703
*	Great Elm Group, Inc.	14,407	40,484
*	Guardant Health, Inc.	4,495	698,972
*	Haemonetics Corp.	10,940	1,250,333
*	Hanger, Inc.	20,004	409,882
*	Harvard Bioscience, Inc.	43,252	200,689
*	HealthStream, Inc.	41,497	966,050
*	Henry Schein, Inc.	33,422	2,200,839
#*	Heron Therapeutics, Inc.	5,585	96,956
#*	Heska Corp.	3,188	533,544
	Hill-Rom Holdings, Inc.	18,497	1,776,452
*	HMS Holdings Corp.	73,446	2,704,282
*	Hologic, Inc.	36,504	2,910,464
*	Horizon Therapeutics P.L.C.	42,719	3,096,273
	Humana, Inc.	15,046	5,764,273
*	ICU Medical, Inc.	7,606	1,555,275
*	IDEXX Laboratories, Inc.	1,915	916,672
*	Incyte Corp.	7,515	674,471
*	InfuSystem Holdings, Inc.	10,768	189,732
*	Innoviva, Inc.	52,275	627,823
*	Inogen, Inc.	9,495	464,590
*	Inovalon Holdings, Inc., Class A	10,048	245,171
#*	Insulet Corp.	1,218	325,425
*	Integer Holdings Corp.	33,236	2,452,817
*	Integra LifeSciences Holdings Corp.	17,847	1,178,616
#*	Intellia Therapeutics, Inc.	36,638	2,294,272
*	Intersect ENT, Inc.	6,200	139,314
#*	Intra-Cellular Therapies, Inc.	44,907	1,443,760
#*	IntriCon Corp.	10,899	199,779
*	Intuitive Surgical, Inc.	702	524,843
#	Invacare Corp.	34,928	326,926
*	Ionis Pharmaceuticals, Inc.	8,575	515,100
*	Iovance Biotherapeutics, Inc.	14,134	619,635
*	IQVIA Holdings, Inc.	12,657	2,250,415
#*	iRadimed Corp.	3,451	85,378
*	IRIDEX Corp.	1,305	6,003
#*	Ironwood Pharmaceuticals, Inc.	29,149	297,903
*	Jazz Pharmaceuticals P.L.C.	38,917	6,051,593
	Johnson & Johnson	103,374	16,863,401
*	Jounce Therapeutics, Inc.	4,100	46,330
#*	Karyopharm Therapeutics, Inc.	6,766	103,046
*	Kewaunee Scientific Corp.	2,037	26,888
*	Kindred Biosciences, Inc.	52,740	263,700
#*	Krystal Biotech, Inc.	1,700	118,490
*	Kura Oncology, Inc.	13,259	397,107
*	Laboratory Corp. of America Holdings	20,332	4,654,198
#*	Lannett Co., Inc.	21,420	166,005
*	Lantheus Holdings, Inc.	9,348	152,092
#	LeMaitre Vascular, Inc.	22,283	1,070,921
*	LENSAR, Inc.	38,325	267,892
*	LHC Group, Inc.	22,741	4,530,462
#*	Ligand Pharmaceuticals, Inc.	14,511	2,689,614
*	LivaNova P.L.C.	43,320	2,724,828
	Luminex Corp.	46,254	1,299,275
*	MacroGenics, Inc.	44,533	910,254
#*	Madrigal Pharmaceuticals, Inc.	6,297	747,832
*	Magellan Health, Inc.	25,096	2,358,522
*	Masimo Corp.	5,582	1,428,545
	McKesson Corp.	13,906	2,426,180

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*»	MedCath Corp.	19,024	$0
*	MEDNAX, Inc.	80,625	2,198,644
*	Medpace Holdings, Inc.	21,471	2,851,134
	Medtronic P.L.C.	57,439	6,394,684
	Merck & Co., Inc.	55,928	4,310,371
#*	Meridian Bioscience, Inc.	47,736	1,054,966
*	Merit Medical Systems, Inc.	43,924	2,378,485
#*	Merrimack Pharmaceuticals, Inc.	9,794	65,816
#*	Minerva Neurosciences, Inc.	40,303	128,567
*	Misonix, Inc.	3,363	46,275
*	Moderna, Inc.	4,121	713,592
*	ModivCare, Inc.	22,977	3,643,463
*	Molecular Templates, Inc.	5,809	66,513
*	Molina Healthcare, Inc.	17,718	3,784,742
*	Myriad Genetics, Inc.	70,387	1,939,162
	National HealthCare Corp.	17,845	1,142,972
	National Research Corp.	17,003	770,236
*	Natus Medical, Inc.	36,006	877,466
#*	Nektar Therapeutics	32,589	642,003
*	Neogen Corp.	9,944	804,171
*	NeoGenomics, Inc.	24,353	1,291,196
*	Neurocrine Biosciences, Inc.	2,879	315,970
*	NextGen Healthcare, Inc.	82,881	1,639,386
#*	Novavax, Inc.	1,579	348,864
*	Novocure, Ltd.	1,600	257,536
*	NuVasive, Inc.	40,018	2,150,567
*	Omnicell, Inc.	26,313	3,099,671
#*	OPKO Health, Inc.	155,063	838,891
*	OraSure Technologies, Inc.	59,193	901,509
*	Orthofix Medical, Inc.	17,677	714,328
*	Otonomy, Inc.	27,118	115,251
	Owens & Minor, Inc.	58,527	1,701,965
*	Oxford Immunotec Global P.L.C.	3,100	67,735
*	Pacira BioSciences, Inc.	12,562	830,097
#	Patterson Cos., Inc.	73,369	2,324,330
#*»	PDL BioPharma, Inc.	418,608	1,033,962
*	Pennant Group, Inc.	36,367	1,955,454
#*	Penumbra, Inc.	1,533	400,251
	PerkinElmer, Inc.	24,739	3,638,365
	Perrigo Co. P.L.C.	90,663	3,871,310
#*	PetIQ, Inc.	6,746	233,816
	Pfizer, Inc.	341,124	12,246,352
	Phibro Animal Health Corp., Class A	19,371	401,754
*	PRA Health Sciences, Inc.	11,768	1,450,288
	Premier, Inc., Class A	37,841	1,281,675
*	Prestige Consumer Healthcare, Inc.	48,395	1,935,800
#*	ProPhase Labs, Inc.	6	61
*	Protagonist Therapeutics, Inc.	2,113	43,760
*	Prothena Corp. P.L.C.	51,576	578,167
	Quest Diagnostics, Inc.	25,442	3,285,834
*	Quidel Corp.	11,339	2,845,749
*	R1 RCM, Inc.	33,272	839,453
*	RadNet, Inc.	29,019	519,730
*	Regeneron Pharmaceuticals, Inc.	4,113	2,072,294
*	REGENXBIO, Inc.	27,887	1,152,570
*	Repligen Corp.	6,916	1,383,200
	ResMed, Inc.	9,930	2,001,590
#*	Revance Therapeutics, Inc.	7,085	180,242
*	Rhythm Pharmaceuticals, Inc.	3,356	102,996

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Rigel Pharmaceuticals, Inc.	31,528	$114,762
#*	Rocket Pharmaceuticals, Inc.	6,100	335,988
*	Sage Therapeutics, Inc.	606	48,874
#*	Sangamo Therapeutics, Inc.	86,704	1,184,377
*	Sarepta Therapeutics, Inc.	1,206	107,816
*	Seagen, Inc.	6,155	1,011,082
*	SeaSpine Holdings Corp.	20,136	327,411
*	Select Medical Holdings Corp.	197,142	5,066,549
#	Simulations Plus, Inc.	8,722	690,259
*	Spectrum Pharmaceuticals, Inc.	27,198	97,641
#*	Spero Therapeutics, Inc.	1,198	21,696
*	STAAR Surgical Co.	4,852	497,718
*	Star Equity Holdings, Inc.	1,670	5,912
	STERIS P.L.C.	13,617	2,547,877
	Stryker Corp.	5,109	1,129,140
*	Supernus Pharmaceuticals, Inc.	45,830	1,346,944
#*	Surgalign Holdings, Inc.	43,520	73,114
*	Surgery Partners, Inc.	17,036	635,102
*	Surmodics, Inc.	20,029	911,319
*	Syndax Pharmaceuticals, Inc.	30,831	617,853
*	Syneos Health, Inc.	68,802	5,115,429
*	Synlogic, Inc.	10	37
*	Syros Pharmaceuticals, Inc.	5,033	55,086
*	Tandem Diabetes Care, Inc.	1,410	130,636
#*	Taro Pharmaceutical Industries, Ltd.	14,285	1,067,661
#*	Teladoc Health, Inc.	10,487	2,766,785
	Teleflex, Inc.	4,431	1,673,278
*	Tenet Healthcare Corp.	35,047	1,656,672
	Thermo Fisher Scientific, Inc.	15,217	7,756,105
*	Travere Therapeutics, Inc.	45,968	1,160,692
*	Triple-S Management Corp., Class B	32,118	752,525
*	Turning Point Therapeutics, Inc.	3,757	471,466
#*	Ultragenyx Pharmaceutical, Inc.	1,216	168,525
*	United Therapeutics Corp.	36,283	5,943,881
	UnitedHealth Group, Inc.	44,667	14,900,018
	Universal Health Services, Inc., Class B	45,656	5,692,390
	US Physical Therapy, Inc.	12,481	1,501,963
	Utah Medical Products, Inc.	4,195	363,581
*	Vanda Pharmaceuticals, Inc.	18,829	270,008
#*	Varex Imaging Corp.	33,204	642,829
*	Varian Medical Systems, Inc.	7,690	1,350,133
*	Veracyte, Inc.	2,991	169,590
#*	Vericel Corp.	3,500	144,445
*	Viatris, Inc.	314,945	5,350,916
*	Vocera Communications, Inc.	19,415	853,289
*	Waters Corp.	5,244	1,387,929
	West Pharmaceutical Services, Inc.	7,074	2,118,592
#*	XBiotech, Inc.	1,910	35,774
#*	Xencor, Inc.	40,776	1,865,502
	Zimmer Biomet Holdings, Inc.	42,978	6,604,429
*	Zogenix, Inc.	7,430	140,873
#*	Zynerba Pharmaceuticals, Inc.	6,156	21,484
TOTAL HEALTH CARE			451,557,634
INDUSTRIALS — (17.2%)
	3M Co.	10,469	1,838,985
	AAON, Inc.	28,287	2,093,238
	AAR Corp.	35,157	1,179,517
	ABM Industries, Inc.	75,654	2,779,528

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Acacia Research Corp.	23,539	$131,818
	ACCO Brands Corp.	132,821	1,074,522
	Acme United Corp.	1,921	60,243
#	Acuity Brands, Inc.	35,118	4,222,588
	ADT, Inc.	133,097	1,201,866
	Advanced Drainage Systems, Inc.	27,226	2,245,600
*	AECOM	149,086	7,469,209
*	Aegion Corp.	60,216	1,106,168
#*	Aerojet Rocketdyne Holdings, Inc.	33,883	1,763,271
*	AeroVironment, Inc.	18,191	2,087,781
	AGCO Corp.	67,893	7,529,334
	Air Lease Corp.	132,982	5,270,077
*	Air Transport Services Group, Inc.	86,781	2,205,105
	Alamo Group, Inc.	14,135	1,973,105
	Alaska Air Group, Inc.	56,002	2,734,578
	Albany International Corp., Class A	34,480	2,397,050
	Allegiant Travel Co.	12,311	2,234,323
	Allegion P.L.C.	10,433	1,116,435
	Allied Motion Technologies, Inc.	17,836	807,079
	Allison Transmission Holdings, Inc.	40,489	1,647,902
#*	Alpha Pro Tech, Ltd.	2,600	37,128
	Altra Industrial Motion Corp.	28,181	1,448,785
	AMERCO	16,957	7,841,595
*	Ameresco, Inc., Class A	28,826	1,616,850
#	American Airlines Group, Inc.	46,463	797,770
*	American Superconductor Corp.	2,072	51,220
*	American Woodmark Corp.	16,597	1,435,806
	AMETEK, Inc.	30,189	3,419,206
*	AMREP Corp.	6,528	52,224
	AO Smith Corp.	49,586	2,692,520
	Apogee Enterprises, Inc.	30,486	1,070,059
	Applied Industrial Technologies, Inc.	31,981	2,251,143
	ARC Document Solutions, Inc.	64,647	126,708
	ArcBest Corp.	27,686	1,283,246
	Arcosa, Inc.	60,342	3,366,480
	Argan, Inc.	21,874	945,613
*	Armstrong Flooring, Inc.	19,022	71,523
	Armstrong World Industries, Inc.	18,191	1,422,718
*	ASGN, Inc.	60,816	5,042,255
	Astec Industries, Inc.	27,749	1,650,233
*	Astronics Corp.	20,030	249,574
#*	Astronics Corp., Class B	15,052	188,677
*	Atkore International Group, Inc.	44,848	1,989,457
*	Atlas Air Worldwide Holdings, Inc.	31,176	1,615,540
*	Avis Budget Group, Inc.	33,304	1,376,787
*	Axon Enterprise, Inc.	7,691	1,262,555
	AZZ, Inc.	29,818	1,419,039
	Barnes Group, Inc.	55,404	2,663,270
	Barrett Business Services, Inc.	5,321	335,489
*	Beacon Roofing Supply, Inc.	71,345	2,837,391
	BG Staffing, Inc.	3,024	38,163
*	Blue Bird Corp.	590	12,095
	Boise Cascade Co.	44,747	2,131,300
	Brady Corp., Class A	54,570	2,505,309
*	BrightView Holdings, Inc.	3,230	45,801
	Brink's Co. (The)	17,383	1,184,304
*	Builders FirstSource, Inc.	240,607	9,203,218
	BWX Technologies, Inc.	29,270	1,578,238
	CAI International, Inc.	33,763	1,096,285

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Carlisle Cos., Inc.	29,481	$4,272,681
	Carrier Global Corp.	77,946	3,000,921
*	Casella Waste Systems, Inc., Class A	33,003	1,889,092
	Caterpillar, Inc.	33,133	6,058,038
*	CBIZ, Inc.	75,207	1,948,613
*	CECO Environmental Corp.	33,179	229,930
#	CH Robinson Worldwide, Inc.	8,795	752,500
*	Chart Industries, Inc.	46,695	5,608,536
	Chicago Rivet & Machine Co.	855	23,369
#*	Cimpress P.L.C.	8,368	764,752
	Cintas Corp.	11,210	3,566,125
*	CIRCOR International, Inc.	21,468	686,332
*	Clean Harbors, Inc.	60,544	4,689,738
*	Colfax Corp.	112,519	4,176,705
	Columbus McKinnon Corp.	27,055	1,168,505
	Comfort Systems USA, Inc.	51,638	2,862,294
*	Commercial Vehicle Group, Inc.	5,644	46,732
	CompX International, Inc.	2,522	35,182
*	Construction Partners, Inc., Class A	2,989	84,947
#	Copa Holdings SA, Class A	24,097	1,864,385
*	Copart, Inc.	25,142	2,759,334
	CoreLogic, Inc.	56,455	4,250,497
*	Cornerstone Building Brands, Inc.	12,206	138,904
	Costamare, Inc.	90,777	726,216
*	CoStar Group, Inc.	1,947	1,751,735
	Covanta Holding Corp.	122,611	1,734,946
*	Covenant Logistics Group, Inc.	16,151	243,719
*	CPI Aerostructures, Inc.	7,398	29,000
	CRA International, Inc.	12,747	678,268
	Crane Co.	31,638	2,394,364
	CSW Industrials, Inc.	16,758	1,952,642
	CSX Corp.	64,316	5,515,419
	Cubic Corp.	31,374	1,919,461
	Cummins, Inc.	19,861	4,655,816
	Curtiss-Wright Corp.	32,696	3,393,518
	Deere & Co.	19,944	5,759,827
	Delta Air Lines, Inc.	32,188	1,221,856
	Deluxe Corp.	35,546	1,204,654
*	DLH Holdings Corp.	3,701	38,342
	Donaldson Co., Inc.	31,395	1,866,119
	Douglas Dynamics, Inc.	48,744	1,988,755
	Dover Corp.	19,958	2,324,907
*	Ducommun, Inc.	14,374	709,213
*	DXP Enterprises, Inc.	15,152	351,375
*	Dycom Industries, Inc.	37,571	3,048,511
	Eastern Co. (The)	7,272	171,183
	Eaton Corp. P.L.C.	31,205	3,672,828
*	Echo Global Logistics, Inc.	35,964	946,932
	EMCOR Group, Inc.	67,972	6,001,928
	Emerson Electric Co.	31,243	2,479,132
	Encore Wire Corp.	23,599	1,362,842
	Enerpac Tool Group Corp.	59,489	1,205,842
	EnerSys	42,477	3,492,884
	Ennis, Inc.	41,244	750,641
	EnPro Industries, Inc.	25,381	1,832,254
	Equifax, Inc.	6,943	1,229,675
	ESCO Technologies, Inc.	25,595	2,433,573
	Espey Manufacturing & Electronics Corp.	3,027	57,574
*	EVI Industries, Inc.	1,100	39,501

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Evoqua Water Technologies Corp.	38,782	$1,056,810
*	ExOne Co. (The)	15,009	416,350
	Expeditors International of Washington, Inc.	10,629	951,508
	Exponent, Inc.	30,364	2,507,459
	Fastenal Co.	23,502	1,071,456
	Federal Signal Corp.	83,463	2,728,405
	FedEx Corp.	22,682	5,337,982
	Flowserve Corp.	47,677	1,695,394
*	Forrester Research, Inc.	15,466	613,382
	Fortive Corp.	16,021	1,058,668
	Fortune Brands Home & Security, Inc.	66,149	5,705,351
	Forward Air Corp.	32,499	2,329,853
*	Franklin Covey Co.	24,297	584,343
	Franklin Electric Co., Inc.	51,747	3,592,277
#*	FTI Consulting, Inc.	35,957	3,954,191
#	GATX Corp.	46,909	4,353,155
	Genco Shipping & Trading, Ltd.	3,414	27,005
*	Gencor Industries, Inc.	15,825	202,718
*	Generac Holdings, Inc.	14,873	3,665,005
	General Dynamics Corp.	19,237	2,821,683
	General Electric Co.	217,935	2,327,546
*	Gibraltar Industries, Inc.	37,311	3,344,185
*	GMS, Inc.	44,966	1,303,564
	Gorman-Rupp Co. (The)	35,831	1,128,676
*	GP Strategies Corp.	18,448	222,852
	Graco, Inc.	32,541	2,243,377
	GrafTech International, Ltd.	15,410	149,477
	Graham Corp.	10,840	159,998
#	Granite Construction, Inc.	45,159	1,337,158
*	Great Lakes Dredge & Dock Corp.	119,395	1,627,354
	Greenbrier Cos., Inc. (The)	31,655	1,145,278
	Griffon Corp.	59,048	1,326,218
	H&E Equipment Services, Inc.	55,174	1,516,182
*	Harsco Corp.	40,038	665,832
	Hawaiian Holdings, Inc.	47,763	934,722
	Healthcare Services Group, Inc.	17,321	561,547
	Heartland Express, Inc.	88,664	1,664,223
#	HEICO Corp.	5,467	643,685
	HEICO Corp., Class A	8,102	861,324
	Heidrick & Struggles International, Inc.	23,313	679,807
	Helios Technologies, Inc.	34,683	1,891,958
*	Herc Holdings, Inc.	31,575	2,020,168
*	Heritage-Crystal Clean, Inc.	22,138	480,395
	Herman Miller, Inc.	52,899	1,811,791
	Hexcel Corp.	42,016	1,834,419
*	Hill International, Inc.	59,871	131,117
	Hillenbrand, Inc.	40,968	1,683,785
	HNI Corp.	51,050	1,646,873
	Honeywell International, Inc.	22,922	4,478,271
*	Houston Wire & Cable Co.	14,059	46,957
	Howmet Aerospace, Inc.	146,627	3,604,092
*	Hub Group, Inc., Class A	37,831	1,991,046
	Hubbell, Inc.	25,492	3,966,555
*	Hudson Global, Inc.	5,895	93,613
	Huntington Ingalls Industries, Inc.	17,682	2,781,909
	Hurco Cos., Inc.	12,670	372,751
*	Huron Consulting Group, Inc.	26,633	1,410,484
	Hyster-Yale Materials Handling, Inc.	15,011	1,346,637
*	IAA, Inc.	18,924	1,081,317

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ICF International, Inc.	25,117	$1,937,274
	IDEX Corp.	11,076	2,062,240
*	IES Holdings, Inc.	21,406	973,545
*	Ingersoll Rand, Inc.	76,934	3,218,919
	Innovative Solutions & Support, Inc.	15,169	89,042
	Insperity, Inc.	12,726	998,864
	Insteel Industries, Inc.	28,567	721,031
	Interface, Inc.	60,395	606,366
	ITT, Inc.	57,568	4,300,905
	Jacobs Engineering Group, Inc.	41,335	4,173,182
	JB Hunt Transport Services, Inc.	10,031	1,350,774
*	JELD-WEN Holding, Inc.	107,921	2,804,867
*	JetBlue Airways Corp.	275,177	3,946,038
	John Bean Technologies Corp.	12,525	1,451,397
	Johnson Controls International P.L.C.	195,339	9,731,789
	Kadant, Inc.	13,094	1,871,787
	Kaman Corp.	31,848	1,603,865
	Kansas City Southern	15,830	3,208,266
	KAR Auction Services, Inc.	65,443	1,208,078
	Kelly Services, Inc., Class A	43,403	847,227
	Kennametal, Inc.	73,646	2,789,710
	Kforce, Inc.	46,080	1,965,312
	Kimball International, Inc., Class B	71,232	861,195
*	Kirby Corp.	65,718	3,335,846
	Knight-Swift Transportation Holdings, Inc.	138,261	5,530,440
	Knoll, Inc.	55,779	834,454
	Korn Ferry	57,739	2,632,898
*	Kratos Defense & Security Solutions, Inc.	89,487	2,374,985
	L3Harris Technologies, Inc.	26,995	4,629,912
	Landstar System, Inc.	15,402	2,147,039
*	Lawson Products, Inc.	12,319	610,899
*	LB Foster Co., Class A	9,119	138,153
	Lennox International, Inc.	5,215	1,436,680
*	Limbach Holdings, Inc.	7,103	102,994
	Lincoln Electric Holdings, Inc.	14,665	1,679,142
	Lindsay Corp.	10,954	1,531,698
*	LS Starrett Co. (The), Class A	5,375	23,328
	LSI Industries, Inc.	28,405	272,830
*	Lydall, Inc.	19,008	572,141
	Macquarie Infrastructure Corp.	46,903	1,303,434
*	Manitex International, Inc.	17,056	99,948
*	Manitowoc Co., Inc. (The)	29,316	385,212
	ManpowerGroup, Inc.	54,330	4,804,945
	Marten Transport, Ltd.	112,474	1,782,713
	Masco Corp.	28,418	1,543,382
*	Masonite International Corp.	27,288	2,715,156
#*	MasTec, Inc.	98,086	7,567,335
#*	Mastech Digital, Inc.	1,982	32,326
*	Matrix Service Co.	27,134	319,910
	Matson, Inc.	52,305	3,127,839
	Matthews International Corp., Class A	29,913	913,244
	McGrath RentCorp	38,699	2,700,803
*	Mercury Systems, Inc.	28,050	1,993,233
*	Meritor, Inc.	64,378	1,661,596
*	Mesa Air Group, Inc.	22,450	146,599
*	Middleby Corp. (The)	10,556	1,432,660
	Miller Industries, Inc.	15,566	620,772
*	Mistras Group, Inc.	24,721	170,822
	Moog, Inc., Class A	33,877	2,502,494

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	MRC Global, Inc.	79,370	$548,447
	MSA Safety, Inc.	13,313	2,078,426
	MSC Industrial Direct Co., Inc., Class A	24,221	1,878,823
	Mueller Industries, Inc.	71,272	2,433,939
	Mueller Water Products, Inc., Class A	177,896	2,132,973
*	MYR Group, Inc.	29,167	1,621,977
	National Presto Industries, Inc.	7,460	666,999
*	Navistar International Corp.	21,536	947,584
	Nielsen Holdings P.L.C.	64,524	1,440,821
	NL Industries, Inc.	34,694	156,470
*	NN, Inc.	34,480	207,914
	Nordson Corp.	10,164	1,819,254
	Norfolk Southern Corp.	29,957	7,088,425
	Northrop Grumman Corp.	11,034	3,162,455
*	Northwest Pipe Co.	13,935	421,534
*	NOW, Inc.	107,367	890,072
*	NV5 Global, Inc.	9,540	833,128
	nVent Electric P.L.C.	84,713	1,895,877
	Old Dominion Freight Line, Inc.	15,489	3,004,866
#	Omega Flex, Inc.	4,638	858,030
*	Orion Group Holdings, Inc.	32,630	175,223
	Oshkosh Corp.	59,263	5,427,898
	Otis Worldwide Corp.	27,948	1,806,838
	Owens Corning	86,571	6,717,910
	P&F Industries, Inc., Class A	2,014	11,862
	PACCAR, Inc.	35,616	3,248,892
*	PAM Transportation Services, Inc.	7,870	406,486
*	Pangaea Logistics Solutions, Ltd.	21,529	59,851
	Park Aerospace Corp.	20,075	266,596
	Parker-Hannifin Corp.	17,246	4,563,464
	Park-Ohio Holdings Corp.	12,584	354,743
	Patriot Transportation Holding, Inc.	2,586	23,041
	Pentair P.L.C.	72,189	3,931,413
*	Perma-Fix Environmental Services	2,877	17,952
*	Perma-Pipe International Holdings, Inc.	5,730	34,896
*	PGT Innovations, Inc.	68,405	1,416,668
*	PICO Holdings, Inc.	15,002	129,017
	Pitney Bowes, Inc.	42,600	397,884
#	Powell Industries, Inc.	18,832	539,913
	Preformed Line Products Co.	6,904	443,858
	Primoris Services Corp.	51,587	1,501,440
*	Proto Labs, Inc.	10,838	2,295,488
	Quad/Graphics, Inc.	35,355	165,461
	Quanex Building Products Corp.	52,808	1,161,248
	Quanta Services, Inc.	140,696	9,914,847
*	Radiant Logistics, Inc.	58,067	336,789
	Raven Industries, Inc.	39,553	1,276,375
	Raytheon Technologies Corp.	115,471	7,705,380
*	RBC Bearings, Inc.	15,134	2,532,372
*	RCM Technologies, Inc.	3,727	9,653
	Regal Beloit Corp.	47,314	5,936,961
	Republic Services, Inc.	35,508	3,214,184
*	Resideo Technologies, Inc.	74,219	1,714,459
	Resources Connection, Inc.	57,210	660,203
	REV Group, Inc.	53,904	556,828
	Rexnord Corp.	112,414	4,255,994
	Robert Half International, Inc.	28,346	1,913,355
	Rollins, Inc.	26,392	950,640
	Roper Technologies, Inc.	5,710	2,243,516

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc., Class A	56,634	$2,378,062
	Rush Enterprises, Inc., Class B	11,409	441,871
	Ryder System, Inc.	49,081	3,071,980
*	Saia, Inc.	38,307	6,770,762
	Schneider National, Inc., Class B	71,340	1,498,140
#	Scorpio Bulkers, Inc.	8,705	140,238
*	SEACOR Holdings, Inc.	28,300	1,181,242
*	Sensata Technologies Holding P.L.C.	61,847	3,370,661
*	Servotronics, Inc.	1,499	13,566
#	Shyft Group, Inc. (The)	48,295	1,458,509
*	SIFCO Industries, Inc.	4,888	40,424
	Simpson Manufacturing Co., Inc.	49,294	4,535,048
*	SiteOne Landscape Supply, Inc.	10,251	1,616,378
	SkyWest, Inc.	65,489	2,553,416
	Snap-on, Inc.	42,454	7,641,295
	Southwest Airlines Co.	88,872	3,905,036
*	SP Plus Corp.	30,383	881,107
	Spirit AeroSystems Holdings, Inc., Class A	24,712	836,995
*	Spirit Airlines, Inc.	75,300	1,953,282
*	SPX Corp.	44,939	2,323,796
*	SPX FLOW, Inc.	54,293	2,875,900
	Standex International Corp.	15,143	1,240,363
	Stanley Black & Decker, Inc.	20,258	3,514,560
	Steelcase, Inc., Class A	93,214	1,205,257
*	Stericycle, Inc.	67,122	4,395,149
*	Sterling Construction Co., Inc.	22,988	470,564
*	Sunrun, Inc.	160,181	11,095,738
	Systemax, Inc.	34,554	1,327,910
*	Team, Inc.	26,136	258,224
*	Teledyne Technologies, Inc.	6,243	2,228,813
	Tennant Co.	21,903	1,483,928
	Terex Corp.	64,338	2,300,727
	Tetra Tech, Inc.	38,845	4,722,387
*	Textainer Group Holdings, Ltd.	49,531	897,006
	Textron, Inc.	127,421	5,767,074
*	Thermon Group Holdings, Inc.	38,102	555,908
	Timken Co. (The)	79,996	6,052,497
	Titan International, Inc.	80,234	553,615
*	Titan Machinery, Inc.	24,456	520,913
	Toro Co. (The)	19,646	1,851,635
*	TPI Composites, Inc.	16,733	1,002,474
	Trane Technologies P.L.C.	33,551	4,809,536
*	Transcat, Inc.	7,856	287,294
*	TransDigm Group, Inc.	3,542	1,959,718
	TransUnion	12,705	1,105,843
#*	Trex Co., Inc.	32,072	2,943,247
*	TriMas Corp.	53,267	1,685,901
*	TriNet Group, Inc.	35,837	2,655,880
#	Trinity Industries, Inc.	124,546	3,463,624
	Triton International, Ltd.	63,224	2,929,800
*	TrueBlue, Inc.	52,160	969,654
*	Tutor Perini Corp.	60,468	900,973
*	Twin Disc, Inc.	11,509	95,525
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	24,597
	UFP Industries, Inc.	78,520	4,235,369
*	Ultralife Corp.	19,266	113,091
	UniFirst Corp.	17,486	3,721,021
	Union Pacific Corp.	36,443	7,196,399
*	United Airlines Holdings, Inc.	77,090	3,082,829

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	United Rentals, Inc.	22,981	$5,584,613
*	Univar Solutions, Inc.	46,723	868,581
	Universal Logistics Holdings, Inc.	30,041	636,869
*	Upwork, Inc.	22,717	941,620
	US Ecology, Inc.	27,263	899,679
*	USA Truck, Inc.	9,332	96,213
	Valmont Industries, Inc.	13,308	2,567,379
*	Vectrus, Inc.	18,084	929,518
	Verisk Analytics, Inc.	9,491	1,741,598
*	Veritiv Corp.	14,939	273,682
	Viad Corp.	18,187	627,452
*	Vicor Corp.	18,618	1,611,202
*	Virco Manufacturing Corp.	18,900	51,975
*	Volt Information Sciences, Inc.	38,556	102,559
	VSE Corp.	13,196	456,582
#	Wabash National Corp.	68,122	1,086,546
	Waste Management, Inc.	23,011	2,561,585
	Watsco, Inc.	8,391	2,001,170
	Watsco, Inc., Class B	1,205	287,700
	Watts Water Technologies, Inc., Class A	27,506	3,302,645
*	Welbilt, Inc.	28,056	362,203
	Werner Enterprises, Inc.	88,978	3,491,497
*	WESCO International, Inc.	56,465	4,297,551
	Westinghouse Air Brake Technologies Corp.	61,072	4,532,153
*	Willdan Group, Inc.	10,189	455,346
*	Willis Lease Finance Corp.	8,183	226,833
*	WillScot Mobile Mini Holdings Corp.	183,046	4,340,021
	Woodward, Inc.	34,050	3,811,897
	WW Grainger, Inc.	4,935	1,798,265
#*	XPO Logistics, Inc.	59,067	6,521,587
	Xylem, Inc.	16,126	1,557,610
*	YRC Worldwide, Inc.	16,238	84,438
TOTAL INDUSTRIALS			776,807,065
INFORMATION TECHNOLOGY — (12.8%)
#*	2U, Inc.	17,268	706,261
#*	3D Systems Corp.	105,224	3,739,661
*	A10 Networks Inc.	6,761	67,137
*	Acacia Communications, Inc.	26,047	2,979,777
	Accenture P.L.C., Class A	8,025	1,941,408
*	ACI Worldwide, Inc.	93,853	3,603,017
*	ACM Research, Inc., Class A	2,614	235,260
#*	ADDvantage Technologies Group, Inc.	4,916	14,306
	ADTRAN, Inc.	89,451	1,538,557
*	Advanced Energy Industries, Inc.	33,364	3,422,479
*	Agilysys, Inc.	30,008	1,103,994
*	Akamai Technologies, Inc.	17,530	1,946,356
*	Alarm.com Holdings, Inc.	11,830	1,099,244
*	Alithya Group, Inc., Class A	10,105	25,161
	Alliance Data Systems Corp.	10,915	738,400
*	Alpha & Omega Semiconductor, Ltd.	39,019	1,121,406
#*	Altair Engineering, Inc., Class A	4,241	237,199
*	Ambarella, Inc.	24,319	2,294,741
	Amdocs, Ltd.	33,830	2,389,075
	American Software, Inc., Class A	34,705	666,683
	Amkor Technology, Inc.	322,291	5,001,956
	Amphenol Corp., Class A	15,269	1,906,793
*	Amtech Systems, Inc.	11,930	83,391
	Analog Devices, Inc.	20,069	2,956,766

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Anaplan, Inc.	2,976	$198,499
*	ANSYS, Inc.	7,175	2,542,605
#*	Appfolio, Inc., Class A	3,102	474,017
	Applied Materials, Inc.	53,116	5,135,255
#*	Applied Optoelectronics, Inc.	775	8,533
*	Arista Networks, Inc.	8,033	2,470,629
*	Arlo Technologies, Inc.	85,510	719,139
*	Arrow Electronics, Inc.	71,465	6,977,128
*	Aspen Technology, Inc.	12,431	1,664,511
	AstroNova, Inc.	7,311	78,593
*	Asure Software, Inc.	15,001	122,708
*	Avalara, Inc.	1,033	154,950
*	Avaya Holdings Corp.	112,353	2,498,731
*	Aviat Networks, Inc.	5,794	208,294
*	Avid Technology, Inc.	14,234	242,547
	Avnet, Inc.	89,123	3,146,933
*	Aware, Inc.	18,258	73,215
*	Axcelis Technologies, Inc.	38,209	1,308,276
*	AXT, Inc.	67,692	699,258
	Badger Meter, Inc.	30,176	2,767,441
#	Bel Fuse, Inc., Class A	2,276	30,589
	Bel Fuse, Inc., Class B	9,131	133,130
	Belden, Inc.	37,835	1,787,325
	Benchmark Electronics, Inc.	44,438	1,125,615
	BK Technologies Corp.	7,687	26,136
*	Black Knight, Inc.	18,607	1,520,006
	Blackbaud, Inc.	18,338	1,219,294
#*	Blackline, Inc.	3,000	388,860
*	Bm Technologies, Inc.	3,884	56,240
	Booz Allen Hamilton Holding Corp.	20,056	1,708,170
*	Bottomline Technologies De, Inc.	16,732	799,455
	Broadcom, Inc.	14,530	6,545,765
	Broadridge Financial Solutions, Inc.	16,852	2,381,356
	Brooks Automation, Inc.	71,312	5,402,597
*	BSQUARE Corp.	3,661	5,894
*	CACI International, Inc., Class A	20,394	4,919,441
*	Cadence Design Systems, Inc.	27,515	3,587,681
*	CalAmp Corp.	30,570	306,006
*	Calix, Inc.	98,723	2,981,435
*	Cambium Networks Corp.	1,370	50,348
*	Cardtronics P.L.C., Class A	44,258	1,719,423
	Cass Information Systems, Inc.	22,803	925,802
	CDK Global, Inc.	12,365	617,014
	CDW Corp.	11,123	1,464,454
#*	Cerence, Inc.	22,748	2,545,729
*	CEVA, Inc.	18,324	1,077,268
*	ChannelAdvisor Corp.	3,913	80,217
*	Ciena Corp.	94,198	5,029,231
*	Cirrus Logic, Inc.	52,021	4,873,847
	Cisco Systems, Inc.	237,876	10,604,512
	Citrix Systems, Inc.	5,693	758,934
*	Clearfield, Inc.	10,460	327,607
*	ClearOne, Inc.	2,766	7,828
#*	Cloudera, Inc.	118,806	1,814,168
	CMC Materials, Inc.	19,500	2,872,545
	Cognex Corp.	10,076	827,542
	Cognizant Technology Solutions Corp., Class A	32,673	2,546,860
*	Coherent, Inc.	6,923	1,390,415
	Cohu, Inc.	54,502	2,217,141

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CommScope Holding Co., Inc.	57,181	$839,989
	Communications Systems, Inc.	9,942	47,722
*	CommVault Systems, Inc.	14,829	930,965
*	Computer Task Group, Inc.	17,123	111,642
	Comtech Telecommunications Corp.	21,225	452,942
*	Concentrix Corp.	54,764	5,855,367
*	Conduent, Inc.	135,486	653,043
*	Cornerstone OnDemand, Inc.	500	20,450
	Corning, Inc.	146,566	5,257,322
#*	Cree, Inc.	19,971	2,018,669
	CSG Systems International, Inc.	47,716	2,056,082
	CSP, Inc.	2,269	21,760
	CTS Corp.	55,535	1,693,817
*	CyberOptics Corp.	7,973	192,867
	Daktronics, Inc.	37,887	181,858
*	Data I/O Corp.	3,826	19,742
*	Digi International, Inc.	40,420	746,557
*	Digital Turbine, Inc.	20,882	1,194,659
*	Diodes, Inc.	59,219	4,191,521
	Dolby Laboratories, Inc., Class A	31,414	2,765,374
*	Dropbox, Inc., Class A	36,053	815,879
*	DSP Group, Inc.	29,069	468,883
	DXC Technology Co.	187,248	5,280,394
#*	DZS, Inc.	13,943	214,722
#	Ebix, Inc.	33,434	1,740,908
*	EchoStar Corp., Class A	60,250	1,261,635
*	Elastic N.V.	1,826	277,479
*	EMCORE Corp.	39,902	199,909
*	Endurance International Group Holdings, Inc.	61,100	579,228
*	Enphase Energy, Inc.	6,057	1,104,494
	Entegris, Inc.	31,325	3,082,067
*	Envestnet, Inc.	11,881	911,629
*	EPAM Systems, Inc.	4,374	1,506,537
*	ePlus, Inc.	18,409	1,547,092
*	Euronet Worldwide, Inc.	17,291	2,160,683
	EVERTEC, Inc.	24,247	841,371
*	Evo Payments, Inc., Class A	7,100	163,016
*	ExlService Holdings, Inc.	30,913	2,370,409
*	F5 Networks, Inc.	11,353	2,224,620
*	Fabrinet	37,756	2,980,459
*	Fair Isaac Corp.	3,721	1,674,859
*	FARO Technologies, Inc.	17,254	1,217,615
	Fidelity National Information Services, Inc.	40,739	5,029,637
*	FireEye, Inc.	56,645	1,189,545
*	First Solar, Inc.	83,806	8,309,365
*	Fiserv, Inc.	21,725	2,230,940
#*	Five9, Inc.	500	83,125
*	FleetCor Technologies, Inc.	8,593	2,085,951
*	Flex, Ltd.	332,980	5,873,767
	FLIR Systems, Inc.	52,141	2,713,939
*	FormFactor, Inc.	89,002	3,637,512
*	Fortinet, Inc.	5,474	792,362
*	Frequency Electronics, Inc.	8,185	87,170
*	Gartner, Inc.	12,003	1,823,376
#*	Genasys, Inc.	5,386	40,072
	Genpact, Ltd.	71,848	2,750,341
	Global Payments, Inc.	23,338	4,119,624
*	Globant SA	10,249	1,967,808
*	GSI Technology, Inc.	26,474	190,083

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	GTT Communications, Inc.	42,732	$198,704
#*	Guidewire Software, Inc.	4,803	551,096
	Hackett Group, Inc. (The)	46,964	639,650
#*	Harmonic, Inc.	122,136	947,775
	Hewlett Packard Enterprise Co.	485,290	5,988,479
	HP, Inc.	107,275	2,611,073
*	HubSpot, Inc.	1,641	610,780
*	Ichor Holdings, Ltd.	24,498	884,378
*	IEC Electronics Corp.	7,468	109,107
*	II-VI, Inc.	13,379	1,124,773
#*	Immersion Corp.	20,936	264,840
#*	Infinera Corp.	135,781	1,337,443
*	Information Services Group, Inc.	22,614	79,827
*	Innodata, Inc.	20,391	103,994
*	Inphi Corp.	4,930	831,247
*	Insight Enterprises, Inc.	45,812	3,486,293
	Intel Corp.	359,241	19,941,468
	InterDigital, Inc.	27,709	1,779,195
	International Business Machines Corp.	37,312	4,444,232
*	inTEST Corp.	8,305	63,533
*	Intevac, Inc.	20,071	134,476
*	IPG Photonics Corp.	8,446	1,887,090
*	Iteris, Inc.	13,000	84,630
*	Itron, Inc.	26,324	2,264,390
#*	j2 Global, Inc.	32,238	3,308,908
	Jabil, Inc.	155,324	6,425,754
	Jack Henry & Associates, Inc.	9,652	1,397,513
	Juniper Networks, Inc.	151,640	3,703,049
	KBR, Inc.	180,282	5,237,192
*	Key Tronic Corp.	11,045	94,214
*	Keysight Technologies, Inc.	25,763	3,647,783
*	Kimball Electronics, Inc.	29,728	569,886
	KLA Corp.	11,967	3,351,598
*	Knowles Corp.	89,351	1,723,581
	Kulicke & Soffa Industries, Inc.	61,722	2,201,624
*	KVH Industries, Inc.	24,237	303,205
	Lam Research Corp.	1,770	856,591
*	Lattice Semiconductor Corp.	69,818	2,800,400
	Leidos Holdings, Inc.	30,688	3,254,769
*	LGL Group, Inc. (The)	2,275	23,137
#*	Limelight Networks, Inc.	111,420	507,518
	Littelfuse, Inc.	11,638	2,832,340
*	LiveRamp Holdings, Inc.	56,711	4,293,590
#*	Lumentum Holdings, Inc.	31,917	2,993,815
*	Luna Innovations, Inc.	15,206	161,640
#*	MACOM Technology Solutions Holdings, Inc.	23,356	1,328,022
#*	MagnaChip Semiconductor Corp.	17,121	290,886
*	Manhattan Associates, Inc.	15,634	1,770,238
	ManTech International Corp., Class A	34,091	3,057,622
#	Marvell Technology Group, Ltd.	60,598	3,118,373
	Maxim Integrated Products, Inc.	18,551	1,627,108
	MAXIMUS, Inc.	28,040	2,104,682
*	MaxLinear, Inc.	65,621	2,059,843
	Methode Electronics, Inc.	42,326	1,597,806
	Microchip Technology, Inc.	18,917	2,574,793
*	Micron Technology, Inc.	142,434	11,148,309
	Microsoft Corp.	20,226	4,691,623
*	MicroStrategy, Inc., Class A	6,382	3,939,672
*	Mimecast, Ltd.	5,472	235,624

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	MKS Instruments, Inc.	27,718	$4,381,384
	Monolithic Power Systems, Inc.	3,143	1,116,676
	Motorola Solutions, Inc.	7,759	1,300,020
	MTS Systems Corp.	16,370	958,300
#*	Napco Security Technologies, Inc.	18,220	472,262
	National Instruments Corp.	35,566	1,472,432
*	NCR Corp.	78,910	2,632,438
*	NeoPhotonics Corp.	53,965	601,170
	NetApp, Inc.	9,602	637,957
*	NETGEAR, Inc.	36,575	1,513,839
*	Netscout Systems, Inc.	79,747	2,331,404
*	NetSol Technologies, Inc.	4,255	17,531
	Network-1 Technologies, Inc.	6,962	24,395
	NIC, Inc.	50,030	1,346,808
	NortonLifeLock, Inc.	52,425	1,104,595
*	Novanta, Inc.	20,373	2,544,995
#*	Nuance Communications, Inc.	28,800	1,311,552
*	Nutanix, Inc., Class A	16,314	497,903
	NVE Corp.	3,647	233,007
*	Okta, Inc.	1,162	300,970
*	ON Semiconductor Corp.	227,081	7,832,024
*	OneSpan, Inc.	34,602	806,919
*	Onto Innovation, Inc.	50,456	2,727,147
*	Optical Cable Corp.	6,626	21,468
*	OSI Systems, Inc.	18,654	1,679,233
*	Pagerduty, Inc.	6,816	332,144
*	Palo Alto Networks, Inc.	855	299,891
*	PAR Technology Corp.	13,939	867,842
	Paychex, Inc.	19,272	1,682,831
*	Paycom Software, Inc.	3,902	1,481,745
*	Paylocity Holding Corp.	4,147	777,397
*	PayPal Holdings, Inc.	10,461	2,451,117
	PC Connection, Inc.	38,027	1,866,745
	PC-Tel, Inc.	70,419	518,284
*	PDF Solutions, Inc.	39,463	762,425
	Pegasystems, Inc.	4,700	599,015
*	Perficient, Inc.	40,270	2,199,145
	Perspecta, Inc.	111,503	3,228,012
*	PFSweb, Inc.	18,667	128,242
*	Photronics, Inc.	95,444	1,059,428
*	Pixelworks, Inc.	12,025	36,797
*	Plexus Corp.	36,008	2,769,735
	Power Integrations, Inc.	50,628	4,078,085
*	PRGX Global, Inc.	25,344	190,587
	Progress Software Corp.	45,938	1,845,789
*	Proofpoint, Inc.	2,049	264,485
*	PTC, Inc.	8,262	1,098,102
#*	Pure Storage, Inc., Class A	29,287	677,408
*	Q2 Holdings Inc.	5,625	719,944
	QAD, Inc., Class A	13,691	887,040
	QAD, Inc., Class B	2,342	105,858
*	Qorvo, Inc.	17,211	2,941,016
#*	Qualys, Inc.	9,699	1,343,021
*	Qumu Corp.	8,612	66,571
*	Rambus, Inc.	128,038	2,432,082
*	RealNetworks, Inc.	50,529	112,174
#*	RealPage, Inc.	12,528	1,084,549
	RF Industries, Ltd.	7,730	45,375
*	Ribbon Communications, Inc.	127,674	933,297

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Richardson Electronics, Ltd.	12,056	$76,917
#*	RingCentral, Inc., Class A	338	126,047
*	Rogers Corp.	15,355	2,396,455
	Sabre Corp.	12,981	139,935
#*	Sailpoint Technologies Holdings, Inc.	13,995	774,063
*	salesforce.com, Inc.	19,686	4,440,374
*	Sanmina Corp.	81,608	2,538,009
	Sapiens International Corp. NV	7,470	243,970
*	ScanSource, Inc.	30,523	738,351
	Science Applications International Corp.	28,065	2,695,082
	Seagate Technology P.L.C.	26,898	1,778,496
*	Semtech Corp.	35,522	2,520,286
*	Silicon Laboratories, Inc.	11,881	1,558,431
	Skyworks Solutions, Inc.	22,219	3,760,566
*	SMART Global Holdings, Inc.	19,788	735,124
*	SMTC Corp.	7,288	42,781
#*	SolarEdge Technologies, Inc.	13,115	3,781,448
*	SolarWinds Corp.	53,399	897,637
*	Splunk, Inc.	2,848	470,005
*	SPS Commerce, Inc.	10,938	1,081,659
	SS&C Technologies Holdings, Inc.	30,610	1,924,757
*	StarTek, Inc.	22,597	197,498
#*	Stratasys, Ltd.	55,206	2,291,601
*	Super Micro Computer, Inc.	27,353	847,943
*	SVMK, Inc.	10,676	269,142
	Switch, Inc., Class A	4,141	71,308
*	Sykes Enterprises, Inc.	53,828	2,077,223
*	Synaptics, Inc.	37,317	3,702,593
*	Synchronoss Technologies, Inc.	29,129	146,810
	SYNNEX Corp.	54,764	4,469,838
*	Synopsys, Inc.	13,987	3,572,979
	TE Connectivity, Ltd.	21,960	2,643,984
*	Telenav, Inc.	55,963	266,384
#*	Teradata Corp.	44,201	1,189,007
	Teradyne, Inc.	19,994	2,268,919
	TESSCO Technologies, Inc.	8,501	65,798
*	Trade Desk, Inc. (The), Class A	978	749,138
*	TransAct Technologies, Inc.	8,099	74,916
*	Trimble, Inc.	51,680	3,406,229
	TTEC Holdings, Inc.	43,897	3,317,735
#*	TTM Technologies, Inc.	112,107	1,503,355
*	Twilio, Inc., Class A	1,622	582,995
*	Tyler Technologies, Inc.	2,256	953,814
#	Ubiquiti, Inc.	1,093	336,633
*	Ultra Clean Holdings, Inc.	41,777	1,612,592
*	Unisys Corp.	36,200	864,818
	Universal Display Corp.	5,611	1,295,131
*	Upland Software, Inc.	7,276	346,992
#*	Veeco Instruments, Inc.	42,137	777,849
*	Verint Systems, Inc.	48,140	3,554,176
*	VeriSign, Inc.	7,426	1,441,164
#*	Verra Mobility Corp.	66,151	846,733
#*	ViaSat, Inc.	42,741	1,860,943
*	Viavi Solutions, Inc.	224,852	3,473,963
*	Virtusa Corp.	37,355	1,906,973
	Vishay Intertechnology, Inc.	169,805	3,659,298
*	Vishay Precision Group, Inc.	19,686	629,755
*	VMware, Inc., Class A	943	129,993
*	Vontier Corp.	6,408	207,811

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Wayside Technology Group, Inc.	4,672	$84,797
	Western Digital Corp.	92,149	5,199,968
	Western Union Co. (The)	14,373	320,087
*	WEX, Inc.	8,860	1,670,996
*	Wireless Telecom Group, Inc.	6,719	13,169
	Xerox Holdings Corp.	82,839	1,742,104
	Xilinx, Inc.	22,883	2,987,833
	Xperi Holding Corp.	146,139	2,814,637
*	Zebra Technologies Corp., Class A	5,373	2,083,811
*	Zendesk, Inc.	1,720	248,093
#*	Zix Corp.	11,061	90,147
TOTAL INFORMATION TECHNOLOGY			577,730,879
MATERIALS — (6.0%)
*	AdvanSix, Inc.	23,804	507,501
*	AgroFresh Solutions, Inc.	1,882	3,689
	Air Products & Chemicals, Inc.	8,130	2,168,759
	Albemarle Corp.	61,425	9,991,391
*	Alcoa Corp.	98,307	1,769,526
*	Allegheny Technologies, Inc.	107,690	1,831,807
	Amcor P.L.C.	162,279	1,775,332
*	American Biltrite, Inc.	22	6,243
	American Vanguard Corp.	47,052	778,711
*	Ampco-Pittsburgh Corp.	10,871	70,444
	AptarGroup, Inc.	34,460	4,582,146
*	Arconic Corp.	36,656	923,731
	Ashland Global Holdings, Inc.	51,002	4,079,650
	Avery Dennison Corp.	15,624	2,357,193
	Avient Corp.	90,988	3,496,669
*	Axalta Coating Systems, Ltd.	99,596	2,688,096
	Balchem Corp.	25,288	2,706,575
	Ball Corp.	25,400	2,235,708
#*	Berry Global Group, Inc.	61,972	3,059,558
	Cabot Corp.	49,134	2,157,474
	Carpenter Technology Corp.	40,717	1,271,999
	Celanese Corp.	22,185	2,709,898
*	Century Aluminum Co.	96,101	936,985
	CF Industries Holdings, Inc.	58,752	2,431,158
	Chase Corp.	10,420	1,044,501
	Chemours Co. (The)	28,824	759,224
*	Clearwater Paper Corp.	23,690	902,115
#	Cleveland-Cliffs, Inc.	33,418	512,632
*	Coeur Mining, Inc.	243,809	2,206,472
	Commercial Metals Co.	95,274	1,875,945
#	Compass Minerals International, Inc.	31,189	1,817,071
*»	Contango ORE, Inc.	1,008	20,160
*	Core Molding Technologies, Inc.	11,901	142,574
	Corteva, Inc.	231,705	9,235,761
*	Crown Holdings, Inc.	21,143	1,906,041
	Domtar Corp.	50,126	1,502,276
	Dow, Inc.	122,806	6,373,631
	DuPont de Nemours, Inc.	43,904	3,488,173
	Eagle Materials, Inc.	26,397	2,904,462
	Eastman Chemical Co.	101,626	9,994,917
	Ecolab, Inc.	9,334	1,908,896
	Element Solutions, Inc.	246,475	4,197,469
*	Ferro Corp.	96,460	1,330,183
»	Ferroglobe Representation & Warranty Insurance Trust	71,368	0
*	Flotek Industries, Inc.	1,757	3,496

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	FMC Corp.	14,998	$1,624,133
#»	Fortitude Gold Corp.	17,074	17,928
	Freeport-McMoRan, Inc.	424,655	11,427,466
	Friedman Industries, Inc.	9,833	70,404
	FutureFuel Corp.	49,938	664,175
*	GCP Applied Technologies, Inc.	61,047	1,513,355
	Glatfelter Corp.	50,583	791,624
	Gold Resource Corp.	59,761	168,526
	Graphic Packaging Holding Co.	252,443	3,953,257
	Greif, Inc., Class A	30,282	1,367,535
	Greif, Inc., Class B	9,363	427,889
	Hawkins, Inc.	12,156	667,729
	Haynes International, Inc.	10,664	247,298
	HB Fuller Co.	46,973	2,390,456
	Hecla Mining Co.	622,729	3,543,328
	Huntsman Corp.	201,971	5,336,074
*	Ingevity Corp.	19,251	1,264,598
	Innospec, Inc.	32,225	2,829,033
#	International Flavors & Fragrances, Inc.	20,219	2,272,211
	International Paper Co.	72,968	3,671,020
#*	Intrepid Potash, Inc.	7,204	163,747
	Kaiser Aluminum Corp.	21,204	1,838,387
*	Koppers Holdings, Inc.	22,994	765,240
*	Kraton Corp.	35,082	985,103
	Kronos Worldwide, Inc.	74,463	1,054,396
	Linde P.L.C.	28,454	6,982,612
#*	Livent Corp.	40,204	732,517
	Louisiana-Pacific Corp.	90,734	3,448,799
	LyondellBasell Industries NV, Class A	29,779	2,553,847
	Martin Marietta Materials, Inc.	6,388	1,835,975
	Materion Corp.	24,349	1,660,358
	Mercer International, Inc.	75,117	848,822
	Minerals Technologies, Inc.	39,068	2,407,761
	Mosaic Co. (The)	179,344	4,655,770
	Myers Industries, Inc.	61,672	1,236,524
	Neenah, Inc.	20,012	1,019,011
	NewMarket Corp.	2,222	871,446
	Newmont Corp.	78,234	4,662,746
#	Nexa Resources SA	6,034	52,073
	Northern Technologies International Corp.	7,510	99,132
	Nucor Corp.	120,380	5,866,117
	O-I Glass, Inc.	100,679	1,272,583
	Olin Corp.	136,215	3,256,901
	Olympic Steel, Inc.	12,040	164,346
	Packaging Corp. of America	21,650	2,911,059
	PPG Industries, Inc.	17,129	2,307,448
*	Rayonier Advanced Materials, Inc.	54,811	379,292
	Reliance Steel & Aluminum Co.	69,203	8,033,084
*	Resolute Forest Products, Inc.	66,341	540,679
	Royal Gold, Inc.	9,767	1,043,897
	RPM International, Inc.	18,756	1,546,807
*	Ryerson Holding Corp.	39,611	488,800
	Schnitzer Steel Industries, Inc., Class A	29,480	870,250
	Schweitzer-Mauduit International, Inc.	40,016	1,486,194
	Scotts Miracle-Gro Co. (The)	10,869	2,406,505
	Sealed Air Corp.	20,895	883,232
	Sensient Technologies Corp.	32,709	2,306,966
	Silgan Holdings, Inc.	40,498	1,475,342
	Sonoco Products Co.	60,999	3,532,452

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Southern Copper Corp.	2,800	$185,948
	Steel Dynamics, Inc.	219,730	7,530,147
	Stepan Co.	27,689	3,119,997
*	Summit Materials, Inc., Class A	101,444	2,082,645
	SunCoke Energy, Inc.	70,287	346,515
*	Synalloy Corp.	8,848	70,784
	Tecnoglass, Inc.	4,328	29,387
*	TimkenSteel Corp.	47,500	238,925
*	Trecora Resources	26,940	169,991
	Tredegar Corp.	39,626	578,143
	Trinseo SA	36,973	1,879,338
*	Tronox Holdings P.L.C., Class A	85,086	1,306,070
*	UFP Technologies, Inc.	6,172	283,974
	United States Lime & Minerals, Inc.	7,942	960,982
#	United States Steel Corp.	164,257	2,917,204
*	Universal Stainless & Alloy Products, Inc.	7,785	56,519
#*	US Concrete, Inc.	16,348	724,053
	Valvoline, Inc.	42,902	1,018,494
	Verso Corp., Class A	56,568	650,532
	Vulcan Materials Co.	15,682	2,338,814
	Warrior Met Coal, Inc.	48,075	1,106,687
	Westlake Chemical Corp.	72,184	5,519,189
	WestRock Co.	174,821	7,242,834
	Worthington Industries, Inc.	37,800	1,978,452
	WR Grace & Co.	15,028	871,925
TOTAL MATERIALS			272,768,050
REAL ESTATE — (0.6%)
#*	Altisource Portfolio Solutions SA	3,002	30,410
*	BBX Capital, Inc.	9,724	52,510
*	CBRE Group, Inc., Class A	44,985	2,743,185
*	CKX Lands, Inc.	465	4,989
	CTO Realty Growth, Inc.	10,133	426,903
#*	Cushman & Wakefield P.L.C.	19,048	272,958
*	eXp World Holdings, Inc.	5,563	592,960
*	Five Point Holdings LLC, Class A	11,936	75,197
*	Forestar Group, Inc.	11,719	251,841
*	FRP Holdings, Inc.	12,520	540,739
*	Howard Hughes Corp. (The)	29,979	2,583,290
	Indus Realty Trust, Inc.	5,473	348,794
#*	InterGroup Corp. (The)	235	7,229
*	Jones Lang LaSalle, Inc.	37,266	5,448,662
	Kennedy-Wilson Holdings, Inc.	133,788	2,299,816
*	Marcus & Millichap, Inc.	39,188	1,400,187
*	Maui Land & Pineapple Co., Inc.	2,532	29,270
	Newmark Group, Inc., Class A	126,541	855,417
*	Rafael Holdings, Inc., Class B	20,949	491,883
	RE/MAX Holdings, Inc., Class A	19,862	719,402
#*	Realogy Holdings Corp.	102,379	1,453,782
	RMR Group, Inc. (The), Class A	9,755	359,764
	St Joe Co. (The)	63,813	2,839,679
*	Stratus Properties, Inc.	10,935	285,841
*	Tejon Ranch Co.	36,869	587,323
TOTAL REAL ESTATE			24,702,031
UTILITIES — (1.2%)
	AES Corp.	68,477	1,670,154
	ALLETE, Inc.	9,015	566,503

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Alliant Energy Corp.	106	$5,157
	American States Water Co.	12,265	947,594
	Artesian Resources Corp., Class A	5,487	224,309
	Atlantica Sustainable Infrastructure P.L.C.	31,600	1,306,660
	Atmos Energy Corp.	12,134	1,079,926
	Avangrid, Inc.	9,028	417,726
	Avista Corp.	20,799	779,547
	Black Hills Corp.	8,173	483,188
	Brookfield Renewable Corp., Class A	18,351	1,026,738
	California Water Service Group	16,650	909,756
	CenterPoint Energy, Inc.	2,665	56,205
	Chesapeake Utilities Corp.	8,754	887,918
	Clearway Energy, Inc., Class A	3,852	111,053
	Clearway Energy, Inc., Class C	14,450	447,661
	CMS Energy Corp.	17,300	984,024
	Consolidated Water Co., Ltd.	17,333	219,609
	Essential Utilities, Inc.	18,470	855,161
	Evergy, Inc.	22,911	1,231,008
	Eversource Energy	15,733	1,376,637
	Genie Energy, Ltd., Class B	24,408	180,131
	Hawaiian Electric Industries, Inc.	20,043	662,622
	IDACORP, Inc.	5,746	507,372
	MDU Resources Group, Inc.	167,375	4,400,289
	MGE Energy, Inc.	14,329	912,471
	Middlesex Water Co.	8,260	657,496
	National Fuel Gas Co.	11,930	480,302
	New Jersey Resources Corp.	81,493	2,853,070
	NiSource, Inc.	31,603	700,006
	Northwest Natural Holding Co.	10,249	478,731
	NorthWestern Corp.	17,497	953,062
	NRG Energy, Inc.	69,808	2,890,749
	OGE Energy Corp.	16,299	497,445
	ONE Gas, Inc.	7,311	534,653
	Ormat Technologies, Inc.	56,661	6,468,420
	Otter Tail Corp.	18,309	726,684
	Pinnacle West Capital Corp.	7,400	556,850
	PNM Resources, Inc.	20,489	994,126
	Portland General Electric Co.	15,008	634,688
*	Pure Cycle Corp.	2,900	30,943
	RGC Resources, Inc.	1,634	36,781
	SJW Group	12,053	797,547
	South Jersey Industries, Inc.	31,150	719,565
	Southwest Gas Holdings, Inc.	7,654	458,934
#	Spark Energy, Inc., Class A	2,524	27,688
	Spire, Inc.	7,217	441,608
*	Sunnova Energy International, Inc.	6,666	292,304
	UGI Corp.	26,511	954,131
	Unitil Corp.	9,001	366,971
	Vistra Corp.	277,420	5,540,077
	WEC Energy Group, Inc.	6,451	573,494
	York Water Co. (The)	7,798	338,745
TOTAL UTILITIES			52,254,489
TOTAL COMMON STOCKS			4,327,771,733
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*»	Parker Drilling Co. Warrants 09/16/24	1,033	0

U.S. Vector Equity Portfolio
CONTINUED
	Shares	Value†

INFORMATION TECHNOLOGY — (0.0%)
*» LGL Group, Inc. (The) Warrants 11/16/25	2,275	$910
TOTAL RIGHTS/WARRANTS		910
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	14,980	424,833
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	4,960	496,298
INDUSTRIALS — (0.0%)
WESCO International, Inc.	29,528	917,730
TOTAL PREFERRED STOCKS		1,838,861
TOTAL INVESTMENT SECURITIES (Cost $2,318,081,501)		4,329,611,504

TEMPORARY CASH INVESTMENTS — (1.6%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	71,077,800	71,077,800
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	9,482,583	109,722,966
TOTAL INVESTMENTS — (100.0%)
(Cost $2,498,860,035)^^			$4,510,412,270
As of January 31, 2021, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	03/19/21	$31,446,468	$31,864,720	$418,252
Total Futures Contracts			$31,446,468	$31,864,720	$418,252
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$294,747,902	—	—	$294,747,902
Consumer Discretionary	566,501,133	$3,642	—	566,504,775
Consumer Staples	206,140,125	—	—	206,140,125
Energy	183,876,272	—	—	183,876,272
Financials	920,677,543	4,968	—	920,682,511
Health Care	450,231,314	1,326,320	—	451,557,634
Industrials	776,807,065	—	—	776,807,065
Information Technology	577,730,879	—	—	577,730,879
Materials	272,750,122	17,928	—	272,768,050
Real Estate	24,702,031	—	—	24,702,031
Utilities	52,254,489	—	—	52,254,489

U.S. Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$424,833	—	—	$424,833
Consumer Discretionary	496,298	—	—	496,298
Industrials	917,730	—	—	917,730
Rights/Warrants
Information Technology	—	$910	—	910
Temporary Cash Investments	71,077,800	—	—	71,077,800
Securities Lending Collateral	—	109,722,966	—	109,722,966
Futures Contracts**	418,252	—	—	418,252
TOTAL	$4,399,753,788	$111,076,734	—	$4,510,830,522
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (2.7%)
	A.H. Belo Corp., Class A	30,920	$68,024
	Alaska Communications Systems Group, Inc.	229,071	751,353
#*	AMC Networks, Inc., Class A	276,683	13,673,674
#*	Anterix, Inc.	68,931	2,500,817
	ATN International, Inc.	142,668	6,160,404
*	AutoWeb, Inc.	16,375	48,798
*	Ballantyne Strong, Inc.	74,705	147,916
#*	Bandwidth, Inc., Class A	11,403	2,031,330
	Beasley Broadcast Group, Inc., Class A	58,866	120,675
*	Boingo Wireless, Inc.	488,370	5,635,790
#*	Boston Omaha Corp., Class A	15,921	434,643
#*	Cardlytics, Inc.	15,198	1,858,259
*	Cargurus, Inc.	496,495	14,522,479
*	Cars.com, Inc.	628,335	7,294,969
*	Cincinnati Bell, Inc.	795,580	12,124,639
#	Cinemark Holdings, Inc.	241,886	4,895,773
	Cogent Communications Holdings, Inc.	423,858	24,138,713
*	comScore, Inc.	70,968	226,388
*	Consolidated Communications Holdings, Inc.	498,739	3,044,802
*	Cumulus Media, Inc., Class A	14,812	128,568
*	Daily Journal Corp.	1,123	375,082
*	DHI Group, Inc.	228,472	571,180
#	Emerald Holding, Inc.	76,038	308,714
#	Entercom Communications Corp., Class A	539,573	2,509,014
	Entravision Communications Corp., Class A	656,608	2,101,146
	EW Scripps Co. (The), Class A	633,693	9,384,993
*	Fluent, Inc.	93,172	504,992
#*	Gaia, Inc.	116,340	1,063,348
#*	Gannett Co., Inc.	937,494	4,199,973
*	Glu Mobile, Inc.	833,938	7,346,994
*	Gray Television, Inc.	748,008	12,753,536
*	Gray Television, Inc., Class A	22,013	363,215
*	Hemisphere Media Group, Inc.	111,588	1,164,979
#*	IDT Corp., Class B	269,950	3,787,399
*	IMAX Corp.	287,596	5,435,564
#*	Iridium Communications, Inc.	688,565	33,925,598
	John Wiley & Sons, Inc., Class A	315,453	14,387,811
*	Liberty Latin America, Ltd., Class A	278,794	2,813,031
*	Liberty Latin America, Ltd., Class C	813,222	8,042,766
#*	Liberty Media Corp.-Liberty Braves, Class A	57,301	1,567,755
*	Liberty Media Corp.-Liberty Braves, Class C	146,447	3,921,851
*	Liberty TripAdvisor Holdings, Inc., Class A	536,180	2,187,614
#*	Lions Gate Entertainment Corp., Class A	451,669	6,318,849
*	Lions Gate Entertainment Corp., Class B	434,873	5,375,030
#	Loral Space & Communications, Inc.	14,775	375,285
*	Madison Square Garden Entertainment Corp.	4,002	355,178
#*	Marchex, Inc., Class B	39,194	114,446
#	Marcus Corp. (The)	135,927	2,392,315
#*	Mediaco Holding, Inc., Class A	2,817	9,916
#	Meredith Corp.	257,056	5,637,238
#*	MSG Networks, Inc., Class A	386,411	6,673,318
	National CineMedia, Inc.	749,857	3,123,154
	Nexstar Media Group, Inc., Class A	324,734	36,912,514
*	ORBCOMM, Inc.	853,266	6,390,962

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Pegasus Cos., Inc. (The)	34	$11,594
*	QuinStreet, Inc.	455,289	9,638,468
#*	Reading International, Inc., Class A	156,270	882,926
*	Reading International, Inc., Class B	2,710	56,910
	Saga Communications, Inc., Class A	20,485	460,913
	Scholastic Corp.	178,366	4,596,492
#*	Sciplay Corp., Class A	2,435	38,887
	Shenandoah Telecommunications Co.	472,781	18,376,997
	Spok Holdings, Inc.	214,309	2,383,116
#*	SRAX, Inc.	29,870	103,052
*	Super League Gaming, Inc.	7,409	22,746
#*	TechTarget, Inc.	278,835	20,828,974
	TEGNA, Inc.	866,096	13,883,519
	Telephone and Data Systems, Inc.	996,350	18,681,562
	Townsquare Media, Inc., Class A	127,764	1,275,085
*	Travelzoo	129,482	1,425,597
	Tribune Publishing Co.	337,558	4,931,722
#*	TripAdvisor, Inc.	224,003	6,937,373
*	TrueCar, Inc.	290,707	1,302,367
*	United States Cellular Corp.	217,817	6,791,534
#*	Urban One, Inc.	3,175	22,003
*	Vonage Holdings Corp.	1,642,486	20,498,225
	World Wrestling Entertainment, Inc., Class A	55,705	3,137,863
*	Yelp, Inc.	359,178	11,705,611
#*	Zedge, Inc., Class B	25,739	187,123
TOTAL COMMUNICATION SERVICES			440,383,433
CONSUMER DISCRETIONARY — (15.5%)
*	1-800-Flowers.com, Inc., Class A	341,900	10,506,587
*	Aaron's Co., Inc. (The)	327,181	5,542,446
	Abercrombie & Fitch Co., Class A	542,735	12,520,896
	Acushnet Holdings Corp.	92,548	3,777,809
*	Adient P.L.C.	529,765	17,106,112
#*	Adtalem Global Education, Inc.	457,193	17,643,078
	AMCON Distributing Co.	2,751	308,112
#*	American Axle & Manufacturing Holdings, Inc.	1,045,545	9,211,251
#	American Eagle Outfitters, Inc.	1,515,098	34,377,574
*	American Outdoor Brands, Inc.	167,358	3,176,455
*	American Public Education, Inc.	14,201	408,705
*	America's Car-Mart, Inc.	70,925	8,424,472
#	Ark Restaurants Corp.	21,894	405,477
*	Asbury Automotive Group, Inc.	180,813	25,785,742
*	Aspen Group, Inc.	16,082	152,055
*	At Home Group, Inc.	327,748	7,987,219
*	AutoNation, Inc.	353,014	25,162,838
#	Bally's Corp.	12,605	661,510
*	Barnes & Noble Education, Inc.	473,466	2,774,511
	Bassett Furniture Industries, Inc.	119,411	2,314,185
*	BBQ Holdings, Inc.	61,456	399,464
*	Beazer Homes USA, Inc.	49,554	823,587
#	Bed Bath & Beyond, Inc.	1,050,934	37,129,498
#	Big 5 Sporting Goods Corp.	144,363	1,879,606
#	Big Lots, Inc.	349,673	20,868,485
*	Biglari Holdings, Inc., Class A	260	148,481
*	Biglari Holdings, Inc., Class B	12,939	1,484,621
#*	BJ's Restaurants, Inc.	210,534	9,840,359
#	Bloomin' Brands, Inc.	773,444	16,296,465
#*	Blue Apron Holdings, Inc., Class A	846	8,545
	Bluegreen Vacations Holding Corp.	46,672	610,936

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Boot Barn Holdings, Inc.	269,409	$15,420,971
	Bowl America, Inc., Class A	10,705	103,196
#	Brinker International, Inc.	412,477	24,286,646
	Brunswick Corp.	87,505	7,565,682
#	Buckle, Inc. (The)	248,862	9,785,254
#*	Build-A-Bear Workshop, Inc.	149,978	841,377
	Caleres, Inc.	341,735	5,163,616
	Callaway Golf Co.	609,824	17,007,991
*	Capri Holdings, Ltd.	32,506	1,354,200
#*	CarParts.com, Inc.	140,498	2,207,224
	Carriage Services, Inc.	215,084	7,123,582
#*	Carrols Restaurant Group, Inc.	573,557	3,521,640
#	Carter's, Inc.	176,596	15,547,512
	Cato Corp. (The), Class A	185,847	2,113,080
*	Cavco Industries, Inc.	68,656	12,952,641
*	Century Casinos, Inc.	17,838	123,974
*	Century Communities, Inc.	303,858	14,263,095
#	Cheesecake Factory, Inc. (The)	333,077	14,978,473
#	Chico's FAS, Inc.	645,536	1,426,635
#	Children's Place, Inc. (The)	137,918	10,132,835
#	Choice Hotels International, Inc.	174,495	17,561,177
*	Chuy's Holdings, Inc.	193,397	6,784,367
	Citi Trends, Inc.	117,772	6,948,548
#	Clarus Corp.	54,844	880,795
	Collectors Universe, Inc.	112,920	10,310,725
#	Columbia Sportswear Co.	13,244	1,158,320
#*	Conn's, Inc.	272,527	4,286,850
#*	Container Store Group, Inc. (The)	152,069	2,072,700
	Cooper Tire & Rubber Co.	467,595	17,184,116
*	Cooper-Standard Holdings, Inc.	121,938	3,720,328
	Core-Mark Holding Co., Inc.	406,640	12,471,649
	Cracker Barrel Old Country Store, Inc.	133,687	18,089,188
*	Crocs, Inc.	613,958	42,989,339
	Crown Crafts, Inc.	4,141	31,513
	Culp, Inc.	147,485	2,275,694
	Dana, Inc.	1,258,131	24,357,416
#	Dave & Buster's Entertainment, Inc.	292,331	9,945,101
*	Deckers Outdoor Corp.	61,051	17,825,671
*	Del Taco Restaurants, Inc.	397,763	3,826,480
*	Delta Apparel, Inc.	39,457	789,929
*	Denny's Corp.	566,976	8,918,532
#	Designer Brands, Inc., Class A	429,839	5,265,528
#	Dick's Sporting Goods, Inc.	502,887	33,698,458
	Dillard's, Inc., Class A	27,554	2,419,517
#*	Dixie Group, Inc. (The)	26,542	92,897
*	Dorman Products, Inc.	285,211	25,905,715
	Dover Motorsports, Inc.	72,786	155,762
#*	Duluth Holdings, Inc., Class B	61,001	760,682
	Educational Development Corp.	50,756	687,744
#*	El Pollo Loco Holdings, Inc.	343,484	6,989,899
	Escalade, Inc.	54,963	1,145,979
	Ethan Allen Interiors, Inc.	279,083	6,600,313
*	Everi Holdings, Inc.	160,881	2,104,323
	Extended Stay America, Inc.	471,219	6,917,495
*	Fiesta Restaurant Group, Inc.	310,251	4,672,380
*	Flanigan's Enterprises, Inc.	5,380	125,731
	Flexsteel Industries, Inc.	83,321	2,842,913
*	Floor & Decor Holdings, Inc., Class A	123,949	11,411,984
	Foot Locker, Inc.	211,702	9,276,782

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Fossil Group, Inc.	477,358	$6,921,691
*	Fox Factory Holding Corp.	306,216	36,635,682
*»	FRD Acquisition Co. Escrow Shares	106,674	0
*	frontdoor, Inc.	284,329	15,649,468
*	Full House Resorts, Inc.	12,837	73,171
#*	Funko, Inc., Class A	6,738	80,519
#*	Genesco, Inc.	174,601	6,776,265
*	Gentherm, Inc.	313,949	19,232,516
#*	G-III Apparel Group, Ltd.	334,236	9,037,741
	Goodyear Tire & Rubber Co. (The)	1,065,236	11,238,240
#*	GoPro, Inc., Class A	219,477	1,964,319
	Graham Holdings Co., Class B	37,231	21,151,303
*	Grand Canyon Education, Inc.	79,843	6,781,864
*	Green Brick Partners, Inc.	104,930	2,088,107
#	Group 1 Automotive, Inc.	171,369	23,583,802
#*	Groupon, Inc.	8,140	278,144
*	GrubHub, Inc.	120,482	9,068,680
#	Guess?, Inc.	580,068	13,469,179
#	H&R Block, Inc.	312,226	5,379,654
#	Hamilton Beach Brands Holding Co., Class A	135,439	2,599,074
#	Hanesbrands, Inc.	466,772	7,136,944
	Harley-Davidson, Inc.	151,118	6,058,321
	Haverty Furniture Cos., Inc.	28,874	943,891
	Haverty Furniture Cos., Inc., Class A	3,785	123,902
#*	Helen of Troy, Ltd.	215,427	52,618,045
#*	Hibbett Sports, Inc.	148,981	8,409,977
*	Hilton Grand Vacations, Inc.	376,111	11,178,019
#	Hooker Furniture Corp.	134,044	4,038,746
*	Horizon Global Corp.	226,099	2,143,419
*	Houghton Mifflin Harcourt Co.	684,153	3,372,874
*	Installed Building Products, Inc.	264,963	27,802,568
#	International Game Technology P.L.C.	190,331	3,066,232
#*	iRobot Corp.	243,154	29,202,795
*	J Alexander's Holdings, Inc.	93,555	686,694
	Jack in the Box, Inc.	202,858	19,097,052
*	JAKKS Pacific, Inc.	2,347	18,330
	Johnson Outdoors, Inc., Class A	92,535	10,089,091
	KB Home	762,058	31,732,095
*	Kirkland's, Inc.	4,700	119,662
	Kohl's Corp.	144,584	6,370,371
#	Kontoor Brands, Inc.	10,300	372,036
#*	Koss Corp.	4,921	314,944
#*	Lakeland Industries, Inc.	82,315	2,288,357
#*	Lands' End, Inc.	114,694	3,166,701
*	Laureate Education, Inc., Class A	527,463	6,862,294
*»	Lazare Kaplan International Inc.	9,600	1,350
	La-Z-Boy, Inc.	424,934	16,453,444
#*	Lazydays Holdings, Inc.	9,971	171,102
	LCI Industries	229,261	29,661,788
*	Leaf Group, Ltd.	324,337	1,751,420
#*	Legacy Housing Corp.	703	9,962
	Leggett & Platt, Inc.	203,282	8,334,562
*	LGI Homes, Inc.	34,123	3,641,265
	Lifetime Brands, Inc.	130,765	1,817,634
#*	Lincoln Educational Services Corp.	22,016	129,674
#*	Lindblad Expeditions Holdings, Inc.	408,488	6,413,262
*	Liquidity Services, Inc.	383,325	7,482,504
#	Lithia Motors, Inc., Class A	194,456	61,969,238
*	Live Ventures, Inc.	1,158	29,876

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Luby's, Inc.	8,227	$23,694
*	Lumber Liquidators Holdings, Inc.	275,602	7,705,832
*	M/I Homes, Inc.	184,927	9,129,846
	Macy's, Inc.	249,844	3,757,654
#*	Magnite, Inc.	164,064	5,683,177
*	Malibu Boats, Inc., Class A	190,489	13,355,184
#	Marine Products Corp.	188,416	3,067,412
*	MarineMax, Inc.	207,871	8,695,244
	Marriott Vacations Worldwide Corp.	249,903	30,678,092
#*	MasterCraft Boat Holdings, Inc.	187,007	4,774,289
#*	Mattel, Inc.	417,586	7,566,658
	MDC Holdings, Inc.	512,387	26,654,372
»	Media General, Inc.	298,450	27,995
*	Meritage Homes Corp.	314,771	25,263,520
#*	Michaels Cos., Inc. (The)	1,343,027	20,816,919
*	Modine Manufacturing Co.	479,873	6,022,406
*	Monarch Casino & Resort, Inc.	25,809	1,364,006
#	Monro, Inc.	292,995	17,131,418
*	Motorcar Parts of America, Inc.	217,513	4,922,319
	Movado Group, Inc.	136,002	2,809,801
	Murphy USA, Inc.	253,035	31,520,570
	Nathan's Famous, Inc.	62,622	3,476,147
*	National Vision Holdings, Inc.	231,799	10,748,520
#*	Nautilus, Inc.	316,921	7,767,734
*	New Home Co., Inc. (The)	199,417	1,048,933
#*	Noodles & Co.	250,009	2,117,576
	ODP Corp. (The)	439,286	18,753,119
#*	Ollie's Bargain Outlet Holdings, Inc.	136,192	12,901,468
	OneSpaWorld Holdings Ltd.	8,349	79,232
#	Oxford Industries, Inc.	134,587	8,780,456
	Papa John's International, Inc.	292,985	29,966,506
#*	Party City Holdco, Inc.	14,829	106,621
	Patrick Industries, Inc.	216,933	14,981,393
#	Penske Automotive Group, Inc.	564,446	33,776,449
*	Perdoceo Education Corp.	730,717	8,644,382
#	PetMed Express, Inc.	202,261	7,726,370
*	Playa Hotels & Resorts NV	96,446	513,093
*	PlayAGS, Inc.	104,141	536,326
	Polaris, Inc.	39,739	4,636,349
*	Potbelly Corp.	267,416	1,441,372
	PVH Corp.	25,536	2,177,199
*	Quotient Technology, Inc.	148,380	1,314,647
	Qurate Retail, Inc., Class A	404,357	5,094,898
#	RCI Hospitality Holdings, Inc.	69,690	2,681,671
*	Red Lion Hotels Corp.	183,866	625,144
#*	Red Robin Gourmet Burgers, Inc.	100,579	2,634,164
	Red Rock Resorts, Inc., Class A	66,913	1,571,117
#*	Regis Corp.	364,932	3,463,205
	Rent-A-Center, Inc.	171,507	7,426,253
#*	RH	43,440	20,649,638
	Rocky Brands, Inc.	84,742	2,920,209
#	Ruth's Hospitality Group, Inc.	274,382	4,991,009
#*	Sally Beauty Holdings, Inc.	1,003,395	15,151,265
*	Scientific Games Corp., Class A	284,894	11,173,543
*	SeaWorld Entertainment, Inc.	384,328	10,980,251
*	Select Interior Concepts, Inc., Class A	7,936	59,282
#*	Sequential Brands Group, Inc.	4,227	69,830
#*	Shake Shack, Inc., Class A	219,268	24,869,377
#	Shoe Carnival, Inc.	135,773	6,379,973

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Shutterstock, Inc.	254,679	$16,551,588
#	Signet Jewelers, Ltd.	363,937	14,783,121
	Six Flags Entertainment Corp.	38,237	1,307,705
*	Skechers U.S.A., Inc., Class A	182,564	6,294,807
*	Skyline Champion Corp.	203,952	6,858,906
*	Sleep Number Corp.	255,419	27,518,843
#	Smith & Wesson Brands, Inc.	537,527	8,901,447
#	Sonic Automotive, Inc., Class A	267,209	10,936,864
*	Sonos, Inc.	121,038	3,165,144
*	Sportsman's Warehouse Holdings, Inc.	397,156	6,958,173
*	Stamps.com, Inc.	136,039	31,059,064
	Standard Motor Products, Inc.	215,236	8,443,708
	Steven Madden, Ltd.	589,554	19,809,014
#*	Stitch Fix, Inc., Class A	39,066	3,728,459
*	Stoneridge, Inc.	292,936	8,041,093
	Strategic Education, Inc.	131,612	11,630,552
	Strattec Security Corp.	30,197	1,653,286
#*	Stride, Inc.	390,597	10,057,873
	Superior Group of Cos, Inc.	142,582	3,255,147
*	Superior Industries International, Inc.	183,066	845,765
*	Tandy Leather Factory, Inc.	59,446	196,172
	Tapestry, Inc.	69,920	2,210,870
*	Taylor Morrison Home Corp.	1,170,591	30,411,954
*	Tempur Sealy International, Inc.	1,478,068	39,020,995
*	Tenneco, Inc., Class A	224,121	2,263,622
	Texas Roadhouse, Inc.	391,762	29,856,182
	Thor Industries, Inc.	131,253	15,882,926
	Tilly's, Inc., Class A	198,910	1,949,318
	Toll Brothers, Inc.	5,322	271,954
*	TopBuild Corp.	239,608	47,909,620
*	TravelCenters of America, Inc.	50,699	1,393,716
#*	Tri Pointe Homes, Inc.	1,154,180	23,314,436
*	Tupperware Brands Corp.	341,644	10,276,652
#*	Turtle Beach Corp.	144,817	4,330,028
#*	Under Armour, Inc., Class A	67,205	1,176,088
*	Under Armour, Inc., Class C	40,390	604,638
*	Unifi, Inc.	172,518	4,131,806
#*	Unique Fabricating, Inc.	993	6,852
*	Universal Electronics, Inc.	153,952	8,350,356
*	Universal Technical Institute, Inc.	166,943	1,015,013
*	Urban Outfitters, Inc.	657,134	18,025,186
#*	Veoneer, Inc.	18,158	477,374
*	Vera Bradley, Inc.	317,757	2,685,047
*	Vince Holding Corp.	21,341	174,783
#*	Vista Outdoor, Inc.	547,070	15,958,032
#*	Visteon Corp.	247,590	31,562,773
#*	VOXX International Corp.	314,925	5,882,799
#*	Vuzix Corp.	12,574	138,943
	Wendy's Co. (The)	1,039,446	21,204,698
	Weyco Group, Inc.	80,284	1,385,702
	Wingstop, Inc.	262,918	39,450,846
	Winmark Corp.	42,288	7,215,601
#	Winnebago Industries, Inc.	287,174	19,832,236
	Wolverine World Wide, Inc.	669,588	19,177,000
#*	WW International, Inc.	311,169	8,264,649
	Wyndham Destinations, Inc.	337,812	14,944,803
	Wyndham Hotels & Resorts, Inc.	120,862	7,030,543
*	YETI Holdings, Inc.	54,502	3,587,322
*	ZAGG, Inc.	343,229	1,427,833

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zovio, Inc.	683,201	$3,497,989
*	Zumiez, Inc.	239,864	10,333,341
TOTAL CONSUMER DISCRETIONARY			2,526,085,491
CONSUMER STAPLES — (4.3%)
	Alico, Inc.	48,302	1,434,569
	Andersons, Inc. (The)	258,930	5,955,390
*	Arcadia Biosciences, Inc.	3,853	10,596
#	B&G Foods, Inc.	559,004	21,286,872
#*	BJ's Wholesale Club Holdings, Inc.	712,220	29,963,095
*	Bridgford Foods Corp.	19,775	331,231
#	Calavo Growers, Inc.	161,163	12,272,562
*	Cal-Maine Foods, Inc.	298,161	11,431,493
#*	Central Garden & Pet Co.	103,108	4,360,437
*	Central Garden & Pet Co., Class A	352,657	13,753,623
#*	Chefs' Warehouse, Inc. (The)	337,426	9,208,356
	Coca-Cola Consolidated, Inc.	65,414	17,456,380
*	Coffee Holding Co., Inc.	36,589	173,798
	Coty, Inc., Class A	47,595	303,180
*	Darling Ingredients, Inc.	1,398,818	86,740,704
	Edgewell Personal Care Co.	436,130	14,566,742
*	elf Beauty, Inc.	200,033	4,352,718
#	Energizer Holdings, Inc.	32,583	1,428,439
*	Farmer Bros Co.	117,267	614,479
	Flowers Foods, Inc.	228,379	5,243,582
#	Fresh Del Monte Produce, Inc.	425,544	10,413,062
*	Freshpet, Inc.	29,299	4,081,644
#*	Grocery Outlet Holding Corp.	38,246	1,632,722
#*	Hain Celestial Group, Inc. (The)	159,867	6,648,069
*	Hostess Brands, Inc.	702,565	10,784,373
#	Ingles Markets, Inc., Class A	133,924	6,369,425
	Inter Parfums, Inc.	249,886	15,537,911
	J&J Snack Foods Corp.	136,569	20,848,624
	John B. Sanfilippo & Son, Inc.	96,802	7,785,785
	Lancaster Colony Corp.	171,786	29,990,400
*	Landec Corp.	277,249	2,955,474
#*	Lifevantage Corp.	167,116	1,494,017
#*	Lifeway Foods, Inc.	5,841	35,163
#	Limoneira Co.	166,444	2,658,111
	Mannatech, Inc.	8,053	152,202
	Medifast, Inc.	105,634	24,789,131
#	MGP Ingredients, Inc.	156,226	9,045,485
#	National Beverage Corp.	107,374	16,271,456
#	Natura & Co. Holding SA, ADR	182,248	3,245,837
*	Natural Alternatives International, Inc.	56,385	810,252
	Natural Grocers by Vitamin Cottage, Inc.	237,233	3,949,929
	Natural Health Trends Corp.	17,580	95,284
*	Nature's Sunshine Products, Inc.	80,735	1,295,797
*	NewAge, Inc.	173,411	528,904
	Nu Skin Enterprises, Inc., Class A	427,391	24,733,117
#	Ocean Bio-Chem, Inc.	4,504	56,210
	Oil-Dri Corp. of America	51,114	1,772,122
*	Performance Food Group Co.	362,778	17,007,033
	PriceSmart, Inc.	277,013	26,005,980
#*	Rite Aid Corp.	92,102	2,421,362
#	Rocky Mountain Chocolate Factory, Inc.	37,409	159,362
	Sanderson Farms, Inc.	149,451	20,353,732
	Seaboard Corp.	1,659	5,219,562
*	Seneca Foods Corp., Class A	67,063	2,431,034

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Seneca Foods Corp., Class B	2,794	$107,569
*	Simply Good Foods Co. (The)	175,608	5,011,852
	SpartanNash Co.	344,206	6,374,695
	Spectrum Brands Holdings, Inc.	223,019	16,853,546
*	Sprouts Farmers Market, Inc.	1,019,654	23,095,163
#	Tootsie Roll Industries, Inc.	205,717	8,142,279
#*	TreeHouse Foods, Inc.	397,718	16,795,631
#	Turning Point Brands, Inc.	137,348	6,469,091
#*	United Natural Foods, Inc.	479,059	12,972,918
	United-Guardian, Inc.	19,179	267,931
	Universal Corp.	222,614	10,211,304
*	US Foods Holding Corp.	36,278	1,124,255
*	USANA Health Sciences, Inc.	194,743	16,116,931
	Vector Group, Ltd.	1,372,612	16,114,465
#*	Veru, Inc.	3,015	26,592
	Village Super Market, Inc., Class A	97,960	2,064,017
#	WD-40 Co.	122,577	37,313,665
#	Weis Markets, Inc.	182,141	8,975,908
TOTAL CONSUMER STAPLES			710,504,629
ENERGY — (2.9%)
	Adams Resources & Energy, Inc.	28,089	680,035
#	Antero Midstream Corp.	669,967	5,426,733
*	Antero Resources Corp.	303,909	2,109,128
	Arch Resources, Inc.	122,081	5,850,122
	Archrock, Inc.	880,515	7,810,168
#	Ardmore Shipping Corp.	223,382	714,822
*	Aspen Aerogels, Inc.	23,722	475,863
	Berry Corp.	65,356	251,621
*	Bonanza Creek Energy, Inc.	198,281	4,096,485
*	Bristow Group, Inc.	102,206	2,474,407
	Cactus, Inc., Class A	311,766	8,168,269
*	Callon Petroleum Co.	243,380	3,368,379
*	ChampionX Corp.	576,470	8,814,226
	Cimarex Energy Co.	179,459	7,569,581
#*	Clean Energy Fuels Corp.	1,696,628	17,356,504
*	CNX Resources Corp.	1,900,205	24,075,597
#*	Comstock Resources, Inc.	16,066	73,100
*	CONSOL Energy, Inc.	184,257	1,496,167
	Core Laboratories NV	164,512	5,425,606
#	CVR Energy, Inc.	423,274	7,237,985
#*	Dawson Geophysical Co.	217,551	561,282
#	Delek US Holdings, Inc.	559,148	10,489,617
	Devon Energy Corp.	676,132	11,129,133
	DHT Holdings, Inc.	1,597,462	8,578,371
#	DMC Global, Inc.	154,288	8,820,645
*	Dorian LPG, Ltd.	447,350	5,184,787
*	Dril-Quip, Inc.	329,522	9,925,203
*	Earthstone Energy, Inc., Class A	210,914	1,084,098
#*	ENGlobal Corp.	12,104	81,702
	EnLink Midstream LLC	346,084	1,346,267
	EQT Corp.	1,073,100	17,502,261
	Equitrans Midstream Corp.	537,543	3,574,661
	Evolution Petroleum Corp.	251,210	798,848
*	Exterran Corp.	231,848	1,001,583
#*	Forum Energy Technologies, Inc.	18,668	276,846
*	Frank's International NV	377,938	1,050,668
#	GasLog, Ltd.	585,779	2,401,694
*	Geospace Technologies Corp.	126,922	1,034,414

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Goodrich Petroleum Corp.	31,387	$303,512
#*	Green Plains, Inc.	407,964	7,836,988
*	Gulf Island Fabrication, Inc.	161,043	547,546
#*	Helix Energy Solutions Group, Inc.	1,093,570	4,505,508
	Helmerich & Payne, Inc.	474,687	11,525,400
#*	Highpoint Resources Corp.	24,246	263,796
	HollyFrontier Corp.	249,291	7,094,822
*	Houston American Energy Corp.	24,342	55,500
*	Independence Contract Drilling, Inc.	7,128	26,231
	International Seaways, Inc.	266,524	4,267,049
#*	KLX Energy Services Holdings, Inc.	44,799	375,864
#	Kosmos Energy, Ltd.	1,321,323	2,933,337
*	Laredo Petroleum, Inc.	107,593	2,503,689
	Liberty Oilfield Services, Inc., Class A	95,837	1,151,961
#*	Magnolia Oil & Gas Corp., Class A	25,029	211,996
#*	Mammoth Energy Services, Inc.	17,518	68,846
	Marathon Oil Corp.	448,352	3,246,068
#*	Matador Resources Co.	813,249	12,426,445
*	Mind Technology, Inc.	68,890	147,425
#	Murphy Oil Corp.	723,793	8,953,319
#	Nabors Industries, Ltd.	53,841	3,845,324
	NACCO Industries, Inc., Class A	55,644	1,333,787
*	Natural Gas Services Group, Inc.	109,137	893,832
*	NCS Multistage Holdings, Inc.	499	15,748
*	Newpark Resources, Inc.	796,565	1,903,790
#*	NextDecade Corp.	8,783	20,464
*	NexTier Oilfield Solutions, Inc.	394,472	1,309,647
#	Nordic American Tankers, Ltd.	52,461	155,285
	NOV, Inc.	439,221	5,437,556
*	Oceaneering International, Inc.	711,861	6,015,225
*	Oil States International, Inc.	442,800	2,479,680
*	Overseas Shipholding Group, Inc., Class A	402,742	833,676
*	Par Pacific Holdings, Inc.	294,315	3,908,503
	Patterson-UTI Energy, Inc.	1,402,978	8,628,315
#	PBF Energy, Inc., Class A	736,538	6,238,477
*	PDC Energy, Inc.	810,240	17,590,310
#*	Peabody Energy Corp.	167,424	641,234
#*	Penn Virginia Corp.	96,936	973,237
	PHX Minerals, Inc.	151,590	416,873
	Pioneer Natural Resources Co.	2,940	355,446
#*	PrimeEnergy Resources Corp.	145	5,188
*	ProPetro Holding Corp.	479,918	3,834,545
	QEP Resources, Inc.	1,478,726	4,214,369
	Range Resources Corp.	2,060,631	18,978,412
#*	Renewable Energy Group, Inc.	419,888	37,621,965
*	REX American Resources Corp.	55,795	4,268,318
#*	RigNet, Inc.	77,183	606,658
#*	Ring Energy, Inc.	37,035	41,479
#*	RPC, Inc.	601,835	2,684,184
*	SandRidge Energy, Inc.	131,359	554,335
#	Scorpio Tankers, Inc.	364,369	4,532,750
*	SEACOR Marine Holdings, Inc.	177,428	479,056
*	Select Energy Services, Inc., Class A	316,252	1,587,585
#	SFL Corp., Ltd.	580,455	3,668,476
*	SilverBow Resources, Inc.	33,247	180,531
	SM Energy Co.	530,994	4,455,040
#*	Smart Sand, Inc.	39,001	70,982
#	Solaris Oilfield Infrastructure, Inc., Class A	265,810	2,418,871
#*	Southwestern Energy Co.	5,525,253	20,830,204

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Talos Energy, Inc.	221,957	$1,877,756
	TechnipFMC P.L.C.	286,860	3,066,533
#*	Teekay Tankers, Ltd., Class A	45,530	466,683
*	TETRA Technologies, Inc.	894,617	1,279,302
#*	Tidewater, Inc.	114,965	1,091,018
#	US Silica Holdings, Inc.	493,856	4,019,988
*	VAALCO Energy, Inc.	42,481	92,609
#*	W&T Offshore, Inc.	1,249,831	3,024,591
*	Westwater Resources, Inc.	5,000	31,900
	World Fuel Services Corp.	408,245	12,488,215
TOTAL ENERGY			468,230,132
FINANCIALS — (18.7%)
#	1st Constitution Bancorp	15,507	239,273
	1st Source Corp.	227,748	8,961,884
	ACNB Corp.	17,151	429,633
#	Affiliated Managers Group, Inc.	208,900	23,018,691
	Alerus Financial Corp.	3,772	90,754
	Allegiance Bancshares, Inc.	106,469	3,745,579
	Altabancorp	134,123	4,320,102
	A-Mark Precious Metals, Inc.	80,842	2,310,464
*	Ambac Financial Group, Inc.	305,184	4,400,753
	American Equity Investment Life Holding Co.	828,350	24,179,536
	American National Bankshares, Inc.	69,805	1,951,050
	American National Group, Inc.	76,966	6,802,255
	American River Bankshares	8,894	114,910
	Ameris Bancorp	626,702	24,510,315
	AMERISAFE, Inc.	203,711	11,305,960
	AmeriServ Financial, Inc.	221,239	752,213
	Ames National Corp.	2,243	50,490
	Argo Group International Holdings, Ltd.	247,578	9,989,772
	Arrow Financial Corp.	147,130	4,325,622
	Artisan Partners Asset Management, Inc., Class A	522,064	25,267,898
	Associated Banc-Corp	1,150,538	20,640,652
	Associated Capital Group, Inc., Class A	2,084	68,439
	Assured Guaranty, Ltd.	248,395	8,880,121
*	Atlantic American Corp.	20,640	49,330
*	Atlantic Capital Bancshares, Inc.	195,796	3,502,790
	Atlantic Union Bankshares Corp.	633,195	20,794,124
*	Atlanticus Holdings Corp.	83,607	2,151,208
	Auburn National BanCorp, Inc.	2,786	110,131
	Axis Capital Holdings, Ltd.	141,091	6,476,077
*	Axos Financial, Inc.	538,002	20,955,178
	Banc of California, Inc.	471,982	7,952,897
	BancFirst Corp.	213,305	12,292,767
*	Bancorp, Inc. (The)	649,689	10,895,285
	BancorpSouth Bank	977,033	27,014,962
	Bank of Commerce Holdings	76,489	774,834
	Bank of Hawaii Corp.	351,712	27,500,361
	Bank of Marin Bancorp	109,095	4,051,788
	Bank of NT Butterfield & Son, Ltd. (The)	122,661	3,730,121
	Bank of South Carolina Corp.	808	13,162
#	Bank OZK	589,766	21,915,705
	BankFinancial Corp.	134,611	1,141,501
	BankUnited, Inc.	309,398	10,720,641
	Bankwell Financial Group, Inc.	16,145	314,020
	Banner Corp.	307,892	13,618,063
#	Bar Harbor Bankshares	97,204	2,090,858
#*	Baycom Corp.	23,995	352,727

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	86,680	$995,086
#*	Berkshire Bancorp, Inc.	6,917	67,129
	Berkshire Hills Bancorp, Inc.	359,519	5,960,825
	BGC Partners, Inc., Class A	569,857	2,022,992
*	Blucora, Inc.	302,057	5,002,064
#	BOK Financial Corp.	43,892	3,241,863
	Boston Private Financial Holdings, Inc.	868,384	10,585,601
*	Bridgewater Bancshares, Inc.	36,860	473,282
*	Brighthouse Financial, Inc.	338,516	11,969,926
	BrightSphere Investment Group, Inc.	601,260	11,021,096
	Brookline Bancorp, Inc.	730,490	9,196,869
	Bryn Mawr Bank Corp.	188,059	5,844,874
#	Business First Bancshares, Inc.	8,433	171,190
	Byline Bancorp, Inc.	45,322	728,325
	C&F Financial Corp.	18,356	722,676
	Cadence BanCorp	644,296	11,545,784
»	Calamos Asset Management, Inc., Class A	139,354	0
	California First National Bancorp	6,634	109,859
	Cambridge Bancorp	10,179	748,157
	Camden National Corp.	158,155	5,938,720
*	Cannae Holdings, Inc.	247,277	9,394,053
#	Capital City Bank Group, Inc.	120,025	2,680,158
	Capitol Federal Financial, Inc.	1,603,049	19,909,869
	Capstar Financial Holdings, Inc.	68,647	995,382
#*	Carver Bancorp, Inc.	16,478	134,955
	Cathay General Bancorp	750,612	25,385,698
	CBTX, Inc.	25,926	682,372
#	CCUR Holdings, Inc.	48,574	140,865
	Central Pacific Financial Corp.	244,735	4,865,332
	Central Valley Community Bancorp	42,342	647,833
	Century Bancorp, Inc., Class A	30,104	2,384,237
	Chemung Financial Corp.	8,528	285,347
	CIT Group, Inc.	158,798	5,859,646
	Citizens & Northern Corp.	66,890	1,278,268
	Citizens Community Bancorp, Inc.	2,440	26,913
	Citizens Holding Co.	2,717	54,856
#*	Citizens, Inc.	201,927	1,221,658
	City Holding Co.	143,118	9,882,298
	Civista Bancshares, Inc.	48,089	819,917
	CNB Financial Corp.	114,277	2,403,245
	CNO Financial Group, Inc.	855,744	18,150,330
*	Coastal Financial Corp.	4,672	92,506
	Codorus Valley Bancorp, Inc.	27,751	438,466
*	Cohen & Co., Inc.	1,426	24,599
	Cohen & Steers, Inc.	378,385	24,784,217
#	Colony Bankcorp, Inc.	23,635	327,345
	Columbia Banking System, Inc.	674,712	25,989,906
*	Columbia Financial, Inc.	25,530	393,673
	Community Bank System, Inc.	384,269	24,919,845
	Community Bankers Trust Corp.	122,228	882,486
	Community Trust Bancorp, Inc.	176,811	6,446,529
	Community West Bancshares	6,650	58,587
	ConnectOne Bancorp, Inc.	330,466	7,022,402
*	Consumer Portfolio Services, Inc.	214,195	899,619
#	Cowen, Inc., Class A	144,446	3,632,817
	Crawford & Co., Class A	249,332	1,897,417
	Crawford & Co., Class B	198,028	1,552,559
#*	CrossFirst Bankshares, Inc.	12,934	148,741
#	Cullen/Frost Bankers, Inc.	47,711	4,400,863

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Curo Group Holdings Corp.	53,643	$779,433
*	Customers Bancorp, Inc.	287,447	6,387,072
	CVB Financial Corp.	1,236,850	24,031,995
	Diamond Hill Investment Group, Inc.	38,345	5,683,879
	Dime Community Bancshares, Inc.	384,244	6,109,480
	Dime Community Bancshares, Inc.	156,179	3,815,453
	Donegal Group, Inc., Class A	255,694	3,546,476
	Donegal Group, Inc., Class B	5,267	65,732
*	Donnelley Financial Solutions, Inc.	393,190	7,034,169
	Eagle Bancorp Montana, Inc.	2,501	53,496
	Eagle Bancorp, Inc.	299,453	12,723,758
	East West Bancorp, Inc.	18,332	1,098,820
	Eaton Vance Corp.	64,403	4,324,017
#*	eHealth, Inc.	183,727	8,791,337
*	Elevate Credit, Inc.	138,007	590,670
	Employers Holdings, Inc.	276,280	8,426,540
#*	Encore Capital Group, Inc.	297,144	8,825,177
*	Enova International, Inc.	395,518	8,938,707
*	Enstar Group, Ltd.	89,915	18,001,882
	Enterprise Bancorp, Inc.	36,641	928,483
	Enterprise Financial Services Corp.	232,650	8,214,871
*	Equity Bancshares, Inc., Class A	106,929	2,360,992
#*	Esquire Financial Holdings, Inc.	3,579	79,024
	ESSA Bancorp, Inc.	49,020	700,006
	Essent Group, Ltd.	352,353	14,738,926
	Evans Bancorp, Inc.	20,559	611,013
	Evercore, Inc., Class A	327,530	35,733,523
*	EZCORP, Inc., Class A	529,230	2,376,243
#	Farmers & Merchants Bancorp, Inc.	14,059	321,951
	Farmers National Banc Corp.	154,611	2,059,419
#	FB Financial Corp.	224,872	8,401,218
	FBL Financial Group, Inc., Class A	199,475	11,178,579
	Federal Agricultural Mortgage Corp., Class A	2,089	140,088
	Federal Agricultural Mortgage Corp., Class C	87,371	6,640,196
	Federated Hermes, Inc., Class B	926,564	25,017,228
	FedNat Holding Co.	144,959	753,787
	Financial Institutions, Inc.	160,535	3,674,646
	First American Financial Corp.	45,857	2,397,863
#	First Bancorp	265,308	9,036,390
	First BanCorp	1,647,520	14,992,432
	First Bancorp, Inc. (The)	86,783	2,085,395
	First Bancshares, Inc. (The)	48,469	1,451,162
	First Bank	49,344	446,563
	First Busey Corp.	448,815	9,277,006
	First Business Financial Services, Inc.	46,808	901,522
	First Choice Bancorp	26,503	521,049
	First Citizens BancShares, Inc., Class A	14,916	8,889,787
	First Commonwealth Financial Corp.	889,900	10,438,527
	First Community Bancshares, Inc.	186,857	4,009,951
	First Community Corp.	1,679	28,526
	First Financial Bancorp	881,874	16,155,932
#	First Financial Bankshares, Inc.	937,336	35,506,288
	First Financial Corp.	56,925	2,185,351
	First Financial Northwest, Inc.	89,174	1,136,077
	First Foundation, Inc.	345,403	6,997,865
	First Hawaiian, Inc.	401,988	9,346,221
	First Horizon National Corp.	919,204	12,767,744
	First Internet Bancorp	86,494	2,648,446
	First Interstate BancSystem, Inc., Class A	382,545	14,789,190

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Merchants Corp.	511,252	$19,258,863
	First Mid Bancshares, Inc.	49,562	1,678,665
	First Midwest Bancorp, Inc.	1,002,937	16,578,549
	First Northwest Bancorp	50,988	698,536
	First of Long Island Corp. (The)	225,079	3,765,572
	First United Corp.	27,018	422,291
	First US Bancshares, Inc.	2,966	25,745
	FirstCash, Inc.	376,935	22,193,933
	Flagstar Bancorp, Inc.	487,852	20,904,458
	Flushing Financial Corp.	307,181	5,615,269
	FNB Corp.	921,713	9,088,090
	FS Bancorp, Inc.	21,380	1,146,396
	Fulton Financial Corp.	1,513,488	20,280,739
	GAMCO Investors, Inc., Class A	100,165	1,783,939
*	Genworth Financial, Inc., Class A	667,856	1,896,711
	German American Bancorp, Inc.	218,831	7,403,053
#	Glacier Bancorp, Inc.	826,929	38,576,238
	Global Indemnity Group LLC, Class A	79,077	2,154,848
	Goosehead Insurance, Inc., Class A	14,963	1,999,057
	Great Southern Bancorp, Inc.	145,796	7,168,789
	Great Western Bancorp, Inc.	350,157	8,403,768
*	Green Dot Corp., Class A	481,183	24,169,822
	Greenhill & Co., Inc.	196,093	2,276,640
#*	Greenlight Capital Re, Ltd., Class A	314,468	2,361,655
	Guaranty Bancshares, Inc.	25,892	864,275
	Guaranty Federal Bancshares, Inc.	2,898	50,512
*	Hallmark Financial Services, Inc.	126,132	454,075
	Hamilton Lane, Inc., Class A	123,961	9,342,941
	Hancock Whitney Corp.	522,078	17,823,743
	Hanmi Financial Corp.	293,407	4,054,885
	Hanover Insurance Group, Inc. (The)	33,065	3,718,821
*	HarborOne Bancrop, Inc.	195,139	2,119,210
	Hawthorn Bancshares, Inc.	3,067	56,310
#	HBT Financial, Inc.	4,191	62,572
#	HCI Group, Inc.	132,430	7,367,081
	Heartland Financial USA, Inc.	244,556	10,432,759
	Heritage Commerce Corp.	564,673	4,957,829
	Heritage Financial Corp.	294,332	6,946,235
	Heritage Insurance Holdings, Inc.	132,926	1,238,870
	Hilltop Holdings, Inc.	831,996	24,993,160
	Hingham Institution For Savings (The)	9,938	2,179,006
*	HMN Financial, Inc.	33,190	594,765
	Home Bancorp, Inc.	18,403	518,228
	Home BancShares, Inc.	1,262,020	26,754,824
	HomeStreet, Inc.	257,913	9,388,033
	HomeTrust Bancshares, Inc.	51,389	1,079,169
	Hope Bancorp, Inc.	1,165,297	13,028,020
	Horace Mann Educators Corp.	334,082	13,085,992
	Horizon Bancorp, Inc.	386,463	6,117,709
	Houlihan Lokey, Inc.	253,668	16,450,370
*	Howard Bancorp, Inc.	48,823	590,758
	Independence Holding Co.	13,010	501,015
	Independent Bank Corp.	286,728	21,527,538
	Independent Bank Corp.	40,935	751,567
	Independent Bank Group, Inc.	268,176	16,471,370
#	Interactive Brokers Group, Inc., Class A	9,242	565,518
	International Bancshares Corp.	606,915	22,947,456
	Invesco, Ltd.	7,920	163,073
	Investar Holding Corp.	1,068	17,227

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investors Bancorp, Inc.	959,963	$11,049,174
	Investors Title Co.	16,716	2,390,388
	James River Group Holdings, Ltd.	191,868	8,534,289
	Janus Henderson Group P.L.C.	343,408	10,563,230
	Jefferies Financial Group, Inc.	514,537	12,014,439
	Kearny Financial Corp.	160,856	1,664,860
	Kemper Corp.	413,412	29,083,534
	Kentucky First Federal Bancorp	11,174	70,173
	Kingstone Cos., Inc.	101,522	711,669
	Kinsale Capital Group, Inc.	94,599	17,742,988
	Lake Shore Bancorp, Inc.	537	7,088
	Lakeland Bancorp, Inc.	471,151	6,176,790
#	Lakeland Financial Corp.	237,625	13,948,587
	Landmark Bancorp, Inc.	6,709	158,399
	Lazard, Ltd., Class A	165,619	6,823,503
#	LCNB Corp.	6,198	95,325
*	LendingClub Corp.	453,232	4,917,567
#*	LendingTree, Inc.	69,338	22,570,906
*	Limestone Bancorp, Inc.	1,480	19,314
#	Live Oak Bancshares, Inc.	178,004	7,098,800
	Luther Burbank Corp.	39,086	382,652
	Macatawa Bank Corp.	327,762	2,720,425
	Mackinac Financial Corp.	49,665	621,806
*	Magyar Bancorp, Inc.	1,800	19,080
#*	Maiden Holdings, Ltd.	994,400	2,287,120
*	Malvern Bancorp, Inc.	5,936	93,908
	Manning & Napier, Inc.	47,942	293,405
	Marlin Business Services Corp.	112,832	1,607,856
#*	MBIA, Inc.	739,579	4,541,015
	Mercantile Bank Corp.	152,963	4,152,945
#	Merchants Bancorp	22,089	658,694
#	Mercury General Corp.	515,065	27,303,596
	Meridian Bancorp, Inc.	493,869	7,482,115
	Meta Financial Group, Inc.	327,672	12,657,969
*	Metropolitan Bank Holding Corp.	9,685	384,107
	MGIC Investment Corp.	81,561	955,895
	Mid Penn Bancorp, Inc.	2,649	57,642
	Midland States Bancorp, Inc.	107,147	1,970,433
	MidWestOne Financial Group, Inc.	44,461	1,093,296
#*	MMA Capital Holdings, Inc.	300	7,104
	Moelis & Co., Class A	351,447	17,470,430
*	Mr Cooper Group, Inc.	281,250	7,658,437
	MVB Financial Corp.	4,617	103,467
	National Bank Holdings Corp., Class A	293,270	9,757,093
	National Bankshares, Inc.	1,586	49,166
#*	National Holdings Corp.	2,600	8,502
	National Western Life Group, Inc., Class A	16,610	2,989,800
	Navient Corp.	1,737,139	19,551,499
	NBT Bancorp, Inc.	411,467	13,582,526
	Nelnet, Inc., Class A	263,052	18,095,347
	New York Community Bancorp, Inc.	501,405	5,244,696
»	NewStar Financial, Inc.	274,446	27,884
*	NI Holdings, Inc.	2,804	47,668
*	Nicholas Financial, Inc.	57,617	528,924
*	Nicolet Bankshares, Inc.	32,461	2,200,531
*	NMI Holdings, Inc., Class A	446,606	9,472,513
#*	Northeast Bank	56,315	1,467,569
	Northfield Bancorp, Inc.	495,390	6,123,020
	Northrim BanCorp, Inc.	60,780	1,952,254

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northwest Bancshares, Inc.	1,204,730	$15,360,307
	Norwood Financial Corp.	16,144	398,434
	OceanFirst Financial Corp.	439,587	7,982,900
*	Ocwen Financial Corp.	57,257	1,400,506
	OFG Bancorp	429,367	7,376,525
#	Ohio Valley Banc Corp.	11,334	243,568
	Old National Bancorp	1,537,693	25,817,865
	Old Republic International Corp.	211,175	3,822,268
	Old Second Bancorp, Inc.	240,857	2,365,216
	OneMain Holdings, Inc.	131,690	6,131,486
	Oppenheimer Holdings, Inc., Class A	68,996	2,392,091
	Origin Bancorp, Inc.	18,114	572,221
#*»	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	29,402	508,949
*	Oxbridge Re Holdings, Ltd.	22,701	69,692
*	Pacific Mercantile Bancorp	117,546	693,521
#	Pacific Premier Bancorp, Inc.	696,201	23,148,683
	PacWest Bancorp	72,110	2,177,001
*	Palomar Holdings, Inc.	787	78,377
#	Park National Corp.	87,061	9,403,459
	Parke Bancorp, Inc.	27,542	477,027
#	Patriot National Bancorp, Inc.	424	4,232
	PCSB Financial Corp.	39,983	589,150
	Peapack-Gladstone Financial Corp.	188,360	4,430,227
	Penns Woods Bancorp, Inc.	43,032	926,909
	Pennymac Financial Services, Inc.	193,341	11,213,778
	Peoples Bancorp of North Carolina, Inc.	7,982	160,438
#	Peoples Bancorp, Inc.	193,968	5,916,024
	Peoples Financial Services Corp.	1,582	56,984
	People's United Financial, Inc.	417,472	5,702,668
	Pinnacle Financial Partners, Inc.	59,431	4,072,806
	Piper Sandler Cos.	82,196	7,506,961
	PJT Partners, Inc., Class A	157,308	10,852,679
	Popular, Inc.	140,603	7,979,220
#*	PRA Group, Inc.	457,821	15,094,358
	Preferred Bank	149,433	7,216,120
	Premier Financial Bancorp, Inc.	114,806	1,764,568
	Premier Financial Corp.	401,984	11,159,076
	Primerica, Inc.	119,381	16,630,967
	ProAssurance Corp.	344,083	6,307,041
	PROG Holdings, Inc.	654,362	30,872,799
*	ProSight Global, Inc.	1,874	23,331
	Prosperity Bancshares, Inc.	9,095	613,367
#	Protective Insurance Corp., Class A	1,471	22,742
	Protective Insurance Corp., Class B	84,422	1,187,818
	Provident Bancorp, Inc.	3,898	44,944
	Provident Financial Holdings, Inc.	66,843	1,072,830
	Provident Financial Services, Inc.	585,408	10,841,756
	Prudential Bancorp, Inc.	19,468	229,917
	Pzena Investment Management, Inc., Class A	195,954	1,626,418
	QCR Holdings, Inc.	132,346	5,132,378
	Radian Group, Inc.	17,903	343,738
	RBB Bancorp	50,291	834,831
#	Red River Bancshares, Inc.	2,892	134,709
#	Regional Management Corp.	126,601	3,582,808
	Reliant Bancorp, Inc.	6,551	134,623
#	Renasant Corp.	490,848	17,376,019
	Republic Bancorp, Inc., Class A	98,193	3,543,785
#*	Republic First Bancorp, Inc.	360,825	1,010,310

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Richmond Mutual Bancorp, Inc.	1,932	$24,459
	Riverview Bancorp, Inc.	235,507	1,226,991
	RLI Corp.	349,794	33,853,063
	S&T Bancorp, Inc.	316,604	8,041,742
*	Safeguard Scientifics, Inc.	242,130	1,653,748
	Safety Insurance Group, Inc.	156,021	11,458,182
	Salisbury Bancorp, Inc.	2,658	97,469
	Sandy Spring Bancorp, Inc.	304,370	10,114,215
#	Santander Consumer USA Holdings, Inc.	19,717	435,746
	SB Financial Group, Inc.	790	13,651
*	Seacoast Banking Corp. of Florida	375,531	11,434,919
*	Security National Financial Corp., Class A	2,489	21,405
*	Select Bancorp, Inc.	43,198	407,789
	Selective Insurance Group, Inc.	476,737	30,978,370
	ServisFirst Bancshares, Inc.	401,524	16,494,606
	Severn Bancorp, Inc.	1,000	7,650
	Shore Bancshares, Inc.	63,246	838,010
	Sierra Bancorp	163,275	3,570,824
#	Silvercrest Asset Management Group, Inc., Class A	32,456	496,901
	Simmons First National Corp., Class A	872,902	21,560,679
	SLM Corp.	735,079	10,202,897
	SmartFinancial, Inc.	35,477	702,445
	Sound Financial Bancorp, Inc.	100	3,298
	South State Corp.	523,699	36,522,768
*	Southern First Bancshares, Inc.	76,116	3,052,252
	Southern Missouri Bancorp, Inc.	37,905	1,161,788
	Southern National Bancorp of Virginia, Inc.	98,925	1,194,025
	Southside Bancshares, Inc.	305,427	9,581,245
	Spirit of Texas Bancshares, Inc.	12,013	215,513
	State Auto Financial Corp.	386,781	6,397,358
	Sterling Bancorp	1,348,401	24,891,482
	Sterling Bancorp, Inc.	63,656	297,910
	Stewart Information Services Corp.	276,090	12,805,054
	Stifel Financial Corp.	793,321	41,109,894
	Stock Yards Bancorp, Inc.	219,310	9,912,812
*	StoneX Group, Inc.	188,360	10,081,027
	Summit Financial Group, Inc.	32,388	670,432
	Summit State Bank	743	10,632
	Synovus Financial Corp.	168,484	6,267,605
	TCF Financial Corp.	1,059,329	41,165,525
	Territorial Bancorp, Inc.	86,202	2,056,780
*	Texas Capital Bancshares, Inc.	352,716	21,240,558
	TFS Financial Corp.	19,730	348,629
*	Third Point Reinsurance, Ltd.	263,598	2,433,010
	Timberland Bancorp, Inc.	88,834	2,243,059
	Tiptree, Inc.	330,369	1,608,897
	Tompkins Financial Corp.	138,896	9,287,976
	Towne Bank	565,247	13,113,730
	TriCo Bancshares	240,174	8,958,490
*	TriState Capital Holdings, Inc.	313,463	5,752,046
*	Triumph Bancorp, Inc.	146,154	8,380,470
#*	Trupanion, Inc.	16,704	1,874,189
	TrustCo Bank Corp. NY	1,082,640	6,734,021
	Trustmark Corp.	633,881	17,412,711
	UMB Financial Corp.	435,829	30,930,784
	Umpqua Holdings Corp.	507,761	7,367,612
*	Unico American Corp.	11,600	61,480
	Union Bankshares, Inc.	2,252	61,254
	United Bancshares, Inc.	900	21,969

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	United Bankshares, Inc.	842,321	$26,667,883
	United Community Banks, Inc.	763,271	22,768,374
	United Fire Group, Inc.	202,892	5,587,646
	United Insurance Holdings Corp.	317,363	1,612,204
	United Security Bancshares	43,282	295,616
	Unity Bancorp, Inc.	56,116	1,054,981
	Universal Insurance Holdings, Inc.	322,538	4,318,784
	Univest Financial Corp.	275,773	6,191,104
	Unum Group	307,120	7,134,398
	US Global Investors, Inc., Class A	18,027	100,050
	Valley National Bancorp	2,933,138	29,947,339
#	Value Line, Inc.	26,994	831,415
	Veritex Holdings, Inc.	10,510	268,636
#	Victory Capital Holdings, Inc., Class A	7,847	166,513
	Virtu Financial, Inc., Class A	338,408	9,397,590
	Virtus Investment Partners, Inc.	87,035	18,277,350
	Waddell & Reed Financial, Inc., Class A	706,007	17,854,917
	Walker & Dunlop, Inc.	321,617	26,475,511
	Washington Federal, Inc.	714,866	18,715,192
	Washington Trust Bancorp, Inc.	169,853	7,402,194
	Waterstone Financial, Inc.	292,466	5,401,847
	Webster Financial Corp.	136,029	6,359,356
	WesBanco, Inc.	563,391	16,338,339
	West BanCorp, Inc.	167,411	3,448,667
	Westamerica BanCorp	204,020	11,388,396
	Western Alliance Bancorp	127,334	8,681,632
	Western New England Bancorp, Inc.	278,797	1,787,089
	Westwood Holdings Group, Inc.	67,044	793,801
	White Mountains Insurance Group, Ltd.	21,980	22,419,600
	Wintrust Financial Corp.	284,784	17,141,149
#	WisdomTree Investments, Inc.	972,305	5,187,247
#*	World Acceptance Corp.	79,495	11,401,173
	WSFS Financial Corp.	458,168	19,687,479
	WVS Financial Corp.	4,423	65,018
	Zions Bancorp NA	2,182	96,313
TOTAL FINANCIALS			3,060,496,824
HEALTH CARE — (9.0%)
#*	Abeona Therapeutics, Inc.	17,895	34,179
#*	AC Immune SA	3,624	21,672
*	Acadia Healthcare Co., Inc.	769,067	38,976,316
#*	Accuray, Inc.	1,008,245	4,980,730
*	Acer Therapeutics, Inc.	2,509	9,158
»	Achillion Pharmaceuticals, Inc.	2,084,145	2,959,486
#*	Aclaris Therapeutics, Inc.	6,719	139,419
*	Addus HomeCare Corp.	107,028	12,046,001
#*	Adial Pharmaceuticals, Inc.	18,612	40,016
#*	Adverum Biotechnologies, Inc.	478,052	5,894,381
#*	Aeglea BioTherapeutics, Inc.	196,923	1,368,615
#*	Aerie Pharmaceuticals Inc.	20,457	351,656
#*	Aerpio Pharmaceuticals, Inc.	15,393	23,243
*	Agios Pharmaceuticals, Inc.	109,973	5,165,432
#*	Akebia Therapeutics, Inc.	345,259	1,118,639
#*	Akero Therapeutics, Inc.	3,188	93,791
#*	Albireo Pharma, Inc.	104,870	3,845,583
*	Aldeyra Therapeutics, Inc.	81,041	907,659
#*	Alector, Inc.	2,286	38,496
*	Alkermes P.L.C.	251,968	5,288,808
*	Allied Healthcare Products, Inc.	4,853	29,215

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Allscripts Healthcare Solutions, Inc.	1,434,659	$23,671,874
*	Amedisys, Inc.	91,082	26,168,769
*	American Shared Hospital Services	11,689	29,456
*	AMN Healthcare Services, Inc.	424,518	30,616,238
*	Amneal Pharmaceuticals, Inc.	21,016	101,087
*	Amphastar Pharmaceuticals, Inc.	333,193	6,057,449
*	AnaptysBio, Inc.	83,079	2,153,408
*	AngioDynamics, Inc.	365,783	6,854,773
*	ANI Pharmaceuticals, Inc.	116,428	3,322,855
#*	Anika Therapeutics, Inc.	142,503	5,274,036
#*	Antares Pharma, Inc.	13,169	57,680
*	Apollo Medical Holdings, Inc.	2,752	60,544
*	Applied Genetic Technologies Corp.	282,500	1,113,050
*	Aptevo Therapeutics, Inc.	2,302	77,117
#*	Aptinyx, Inc.	21,080	73,358
*	Apyx Medical Corp.	105,263	977,893
*	AquaBounty Technologies Inc.	2,500	24,925
»	Aquamed Technologies, Inc.	5,362	0
#*	Aravive, Inc.	61,365	322,166
#*	Arcus Biosciences, Inc.	12,141	421,657
*	Ardelyx, Inc.	787,222	5,345,237
*	Arena Pharmaceuticals, Inc.	154,647	11,480,993
*	Arvinas Inc.	780	58,843
*	Assembly Biosciences, Inc.	136,750	763,065
#*	Assertio Holdings, Inc.	468,660	295,490
*	Atara Biotherapeutics, Inc.	175,433	3,238,493
#*	Atreca, Inc., Class A	4,601	59,813
*	AtriCure, Inc.	31,673	1,844,319
	Atrion Corp.	12,424	8,093,863
#*	aTyr Pharma, Inc.	1,084	3,978
#*	Avanos Medical, Inc.	329,153	14,910,631
#*	Avrobio, Inc.	5,924	84,772
#*	Axcella Health, Inc.	14,391	78,287
#*	AxoGen, Inc.	75,617	1,311,955
*	BioDelivery Sciences International, Inc.	76,586	294,856
*	BioLife Solutions, Inc.	9,614	364,563
*	BioTelemetry, Inc.	290,391	20,751,341
#*	Bluebird Bio, Inc.	53,879	2,400,309
*	Brookdale Senior Living, Inc.	1,493,985	7,380,286
#*	Calithera Biosciences, Inc.	419,433	1,203,773
#*	Cancer Genetics, Inc.	3,200	12,800
#	Cantel Medical Corp.	336,998	26,612,732
#*	Cara Therapeutics, Inc.	1,956	36,577
*	Cardiovascular Systems, Inc.	6,242	280,828
*	CareDx, Inc.	25,478	1,947,284
#*	CASI Pharmaceuticals, Inc.	39,178	131,638
#*	Cassava Sciences, Inc.	9,944	197,090
*	Castlight Health, Inc., Class B	358,318	637,806
*	Catalyst Biosciences, Inc.	196,794	1,111,886
#*	Catalyst Pharmaceuticals, Inc.	139,526	507,875
#*	Celldex Therapeutics, Inc.	59,554	1,287,557
*	Cellectar Biosciences, Inc.	21,265	40,404
*	Cellular Biomedicine Group, Inc.	3,935	77,126
#*	Champions Oncology, Inc.	86,520	949,990
#*	Chembio Diagnostics, Inc.	5,226	34,439
*	ChemoCentryx, Inc.	98,154	5,595,760
*	Chiasma, Inc.	30,405	120,404
*	Chimerix, Inc.	657,383	5,574,608
*	Chinook Therapeutics, Inc.	4,093	57,998

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cidara Therapeutics, Inc.	14,987	$36,718
#*	Cocrystal Pharma, Inc.	158,458	272,548
#*	Codexis, Inc.	33,382	777,467
#*	Collegium Pharmaceutical, Inc.	223,363	5,391,983
#*	Community Health Systems, Inc.	671,618	6,259,480
	Computer Programs and Systems, Inc.	117,655	3,621,421
*	Concert Pharmaceuticals, Inc.	311,945	3,266,064
#	CONMED Corp.	191,444	21,422,584
#»	Contra Aduro Biotech I	57,164	572
»	Contra Clementia Pharm Inc	2,928	0
»	Contra Pfenex, Inc.	139,106	104,330
*	Corcept Therapeutics, Inc.	594,113	16,789,633
*	CorVel Corp.	169,715	16,771,236
#*	Corvus Pharmaceuticals, Inc.	195,540	727,409
*	Covetrus, Inc.	162,914	5,550,480
#*	Crinetics Pharmaceuticals, Inc.	2,530	36,306
*	Cross Country Healthcare, Inc.	416,754	3,650,765
*	CryoLife, Inc.	271,916	6,506,950
*	Cumberland Pharmaceuticals, Inc.	160,805	509,752
*	Cutera, Inc.	169,291	4,098,535
#*	Cyclerion Therapeutics, Inc.	3,599	11,373
*	Cymabay Therapeutics, Inc.	565,306	3,024,387
*	CytomX Therapeutics, Inc.	179,820	1,242,556
*	Denali Therapeutics, Inc.	47,117	3,227,515
*	Dyadic International, Inc.	2,130	11,864
#*	Eagle Pharmaceuticals, Inc.	102,648	4,790,582
#*	Eiger BioPharmaceuticals, Inc.	24,201	232,572
#»	Elanco Animal Health, Inc.	600,356	0
#*	Electromed, Inc.	42,322	420,681
*	Emergent BioSolutions, Inc.	348,219	37,207,200
*	Enanta Pharmaceuticals, Inc.	143,369	6,890,314
#*	Endo International P.L.C.	853,715	6,215,045
	Ensign Group, Inc. (The)	486,647	38,094,727
#*	Entasis Therapeutics Holdings, Inc.	5,758	18,138
*	Envista Holdings Corp.	198,156	7,042,464
#*	Enzo Biochem, Inc.	498,728	1,406,413
#*	Epizyme, Inc.	188,335	2,062,268
#*	Evolent Health, Inc., Class A	693,989	11,846,392
#*	FibroGen, Inc.	90,586	4,364,433
*	Five Prime Therapeutics, Inc.	279,225	4,668,642
*	Five Star Senior Living, Inc.	30,756	222,366
#*	Fluidigm Corp.	211,499	1,370,514
*	FONAR Corp.	63,510	1,131,748
#*	Fulgent Genetics, Inc.	740	81,763
#*	G1 Therapeutics, Inc.	164,082	3,959,299
#*	Global Blood Therapeutics, Inc.	90,332	4,527,440
*	Globus Medical, Inc., Class A	1,407	86,798
#*	GlycoMimetics, Inc.	317,509	1,152,558
*	Great Elm Group, Inc.	1,125	3,161
#*	Gritstone Oncology, Inc.	3,550	64,255
*	Haemonetics Corp.	29,269	3,345,154
#*	Hancock Jaffe Laboratories, Inc.	4,288	39,921
*	Hanger, Inc.	101,242	2,074,449
*	Harpoon Therapeutics, Inc.	1,323	25,507
#*	Harrow Health, Inc.	12,309	110,781
*	Harvard Bioscience, Inc.	458,227	2,126,173
*	HealthEquity, Inc.	6,103	509,906
*	HealthStream, Inc.	291,051	6,775,667
#*	Heron Therapeutics, Inc.	44,608	774,395

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Heska Corp.	53,687	$8,985,056
*	HMS Holdings Corp.	718,185	26,443,572
#*	Hookipa Pharma, Inc.	3,062	32,733
*	ICU Medical, Inc.	62,312	12,741,558
*	InfuSystem Holdings, Inc.	21,298	375,271
*	Innoviva, Inc.	745,507	8,953,539
#*	Inogen, Inc.	134,385	6,575,458
#*	Inovalon Holdings, Inc., Class A	27,164	662,802
*	Integer Holdings Corp.	226,668	16,728,098
*	Integra LifeSciences Holdings Corp.	113,584	7,501,087
#*	Intellia Therapeutics, Inc.	269,997	16,907,212
#*	Interpace Biosciences, Inc.	3,800	15,276
*	Intersect ENT, Inc.	29,147	654,933
#*	Intra-Cellular Therapies, Inc.	260,691	8,381,216
#*	IntriCon Corp.	94,840	1,738,417
#	Invacare Corp.	356,080	3,332,909
#*	iRadimed Corp.	4,577	113,235
*	IRIDEX Corp.	47,777	219,774
#*	Ironwood Pharmaceuticals, Inc.	155,120	1,585,326
*	IVERIC bio, Inc.	9,772	51,401
#*	Joint Corp. (The)	37,501	1,219,908
*	Jounce Therapeutics, Inc.	328,821	3,715,677
#*	Kala Pharmaceuticals, Inc.	227,399	1,689,575
#*	KalVista Pharmaceuticals, Inc.	53,115	807,348
*	Kewaunee Scientific Corp.	16,674	220,097
#*	Kindred Biosciences, Inc.	372,119	1,860,595
#*	Kiniksa Pharmaceuticals, Ltd., Class A	1,290	25,400
#*	Krystal Biotech, Inc.	6,341	441,968
*	Kura Oncology, Inc.	139,577	4,180,331
#*	Lannett Co., Inc.	56,431	437,340
#*	Lantheus Holdings, Inc.	432,024	7,029,030
#	LeMaitre Vascular, Inc.	212,543	10,214,817
*	LENSAR, Inc.	102,775	718,397
*	LHC Group, Inc.	175,578	34,978,649
#*	Ligand Pharmaceuticals, Inc.	74,665	13,839,158
*	Lineage Cell Therapeutics, Inc.	63,528	140,397
*	LivaNova P.L.C.	187,485	11,792,807
#	Luminex Corp.	313,349	8,801,973
#*	Lumos Pharma, Inc.	1,299	22,343
*	MacroGenics, Inc.	324,663	6,636,112
#*	Madrigal Pharmaceuticals, Inc.	21,937	2,605,238
*	Magellan Health, Inc.	210,306	19,764,558
#*	Magenta Therapeutics, Inc.	7,391	65,336
#*	Marinus Pharmaceuticals, Inc.	32,213	400,408
#*	Marker Therapeutics, Inc.	6,300	12,096
*»	MedCath Corp.	65,962	0
*	MEDNAX, Inc.	215,973	5,889,584
*	Medpace Holdings, Inc.	188,345	25,010,333
#*	MeiraGTx Holdings P.L.C.	9,340	133,842
*	Meridian Bioscience, Inc.	431,877	9,544,482
*	Merit Medical Systems, Inc.	394,037	21,337,104
#*	Merrimack Pharmaceuticals, Inc.	130,211	875,018
*	Mersana Therapeutics, Inc.	10,600	202,036
	Mesa Laboratories, Inc.	94	26,051
#*	Milestone Pharmaceuticals, Inc.	11,012	81,269
#*	Minerva Neurosciences, Inc.	418,837	1,336,090
#*	Misonix, Inc.	41,143	566,128
*	ModivCare, Inc.	127,718	20,252,243
#*	Molecular Templates, Inc.	87,108	997,387

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Mustang Bio, Inc.	66,764	$278,406
*	Myriad Genetics, Inc.	617,619	17,015,403
#*	NantKwest, Inc.	5,502	103,850
	National HealthCare Corp.	62,455	4,000,243
	National Research Corp.	148,908	6,745,532
*	Natus Medical, Inc.	248,393	6,053,337
#*	Nektar Therapeutics	132,745	2,615,077
*	Neogen Corp.	308,516	24,949,689
#*	NeoGenomics, Inc.	232,964	12,351,751
#*	Neoleukin Therapeutics, Inc.	15,770	198,702
*	NeuroMetrix, Inc.	10,904	40,890
#*	NextCure, Inc.	6,479	75,092
*	NextGen Healthcare, Inc.	592,564	11,720,916
#*	NGM Biopharmaceuticals, Inc.	525	13,472
*	NuVasive, Inc.	434,870	23,369,914
*	Omnicell, Inc.	336,436	39,632,161
#*	Oncocyte Corp.	4,500	23,040
*	Opiant Pharmaceuticals, Inc.	3,934	42,015
#*	OPKO Health, Inc.	1,709,397	9,247,838
*	Option Care Health, Inc.	22,307	412,233
#*	OraSure Technologies, Inc.	486,458	7,408,755
*	Orthofix Medical, Inc.	150,963	6,100,415
#*	OrthoPediatrics Corp.	17,217	795,081
#*	Osmotica Pharmaceuticals P.L.C.	4,649	19,386
*	Otonomy, Inc.	361,597	1,536,787
	Owens & Minor, Inc.	785,746	22,849,494
*	Oxford Immunotec Global P.L.C.	55,240	1,206,994
#*	Pacira BioSciences, Inc.	186,674	12,335,418
#	Patterson Cos., Inc.	737,883	23,376,133
#*»	PDL BioPharma, Inc.	1,354,466	3,345,531
#*	PDS Biotechnology Corp.	5,426	16,549
*	Pennant Group, Inc.	240,037	12,906,789
#*	PetIQ, Inc.	146,073	5,062,890
	Phibro Animal Health Corp., Class A	186,356	3,865,023
#*	Phio Pharmaceuticals Corp.	13,777	43,122
#*	Pieris Pharmaceuticals, Inc.	54,785	139,154
#*	Precipio, Inc.	2,700	7,668
	Premier, Inc., Class A	40,414	1,368,822
*	Prestige Consumer Healthcare, Inc.	452,330	18,093,200
#*	Pro-Dex, Inc.	24,747	766,167
#»	Progenic Pharmaceuticals, Inc.	310,647	13,265
#*	ProPhase Labs, Inc.	259	2,621
#*	Protagonist Therapeutics, Inc.	237,385	4,916,243
*	Protalix BioTherapeutics, Inc.	3,000	13,140
#*	Prothena Corp. P.L.C.	397,895	4,460,403
	Psychemedics Corp.	42,087	288,296
*	R1 RCM, Inc.	155,958	3,934,820
*	RadNet, Inc.	480,859	8,612,185
*	REGENXBIO, Inc.	179,957	7,437,623
#*	Retractable Technologies, Inc.	1,700	27,353
#*	Revance Therapeutics, Inc.	67,406	1,714,809
#*	ReWalk Robotics, Ltd.	24,338	55,977
»	Rexahn Pharmaceuticals, Inc.	246	224
#*	Rhythm Pharmaceuticals, Inc.	45,788	1,405,234
#*	Rigel Pharmaceuticals, Inc.	619,382	2,254,550
#*	Rocket Pharmaceuticals, Inc.	30,840	1,698,667
#*	Sage Therapeutics, Inc.	39,919	3,219,467
#*	Sangamo Therapeutics, Inc.	493,135	6,736,224
*	Savara, Inc.	6,691	10,237

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	scPharmaceuticals, Inc.	2,339	$14,829
*	SeaSpine Holdings Corp.	254,396	4,136,479
*	Select Medical Holdings Corp.	1,248,142	32,077,249
*	SELLAS Life Sciences Group, Inc.	9,207	56,163
#*	Sharps Compliance Corp.	12,906	170,617
#*	Shockwave Medical, Inc.	9,688	1,124,196
*	SI-BONE, Inc.	662	19,383
#*	Sientra, Inc.	108,995	511,187
#*	SIGA Technologies, Inc.	101,801	657,634
#	Simulations Plus, Inc.	163,295	12,923,166
#*	Solid Biosciences, Inc.	17,686	115,313
#*	Sonoma Pharmaceuticals, Inc.	1,256	10,274
*	Spectrum Pharmaceuticals, Inc.	446,013	1,601,187
#*	Spero Therapeutics, Inc.	51,040	924,334
*	STAAR Surgical Co.	66,631	6,835,008
*	Star Equity Holdings, Inc.	20,330	71,968
*	Strata Skin Sciences, Inc.	26,318	45,793
#*	Strongbridge Biopharma P.L.C	714	1,928
*	Supernus Pharmaceuticals, Inc.	459,424	13,502,471
#*	Surface Oncology, Inc.	36,447	403,104
#*	Surgalign Holdings, Inc.	948,951	1,594,238
#*	Surgery Partners, Inc.	232,644	8,672,968
*	Surmodics, Inc.	138,357	6,295,244
*	Sutro Biopharma, Inc.	44,525	986,229
#*	Syndax Pharmaceuticals, Inc.	264,698	5,304,548
*	Synlogic, Inc.	202,499	751,271
#*	Syros Pharmaceuticals, Inc.	111,051	1,215,453
#*	Tabula Rasa HealthCare, Inc.	4,789	271,967
#*	Tactile Systems Technology, Inc.	25,617	1,397,407
*	Taro Pharmaceutical Industries, Ltd.	29,743	2,222,992
#*	TCR2 Therapeutics, Inc.	39,951	1,027,939
#*	Tenax Therapeutics, Inc.	12,186	28,028
*	Tenet Healthcare Corp.	938,175	44,347,532
»	Tetraphase Pharmaceuticals, Inc.	2,198	440
#*	Tracon Pharmaceuticals, Inc.	5,100	46,614
#*	TransMedics Group, Inc.	4,934	112,397
*	Travere Therapeutics, Inc.	338,768	8,553,892
#*	Triple-S Management Corp., Class B	219,608	5,145,415
#*	Ultragenyx Pharmaceutical, Inc.	12,337	1,709,785
*	United Therapeutics Corp.	162,592	26,635,821
#	US Physical Therapy, Inc.	110,869	13,341,975
	Utah Medical Products, Inc.	42,445	3,678,708
*	Vanda Pharmaceuticals, Inc.	189,358	2,715,394
#*	Varex Imaging Corp.	250,681	4,853,184
#*	Veracyte, Inc.	8,356	473,785
#*	Verastem, Inc.	131,789	256,989
#*	Vericel Corp.	123,125	5,081,369
*	ViewRay, Inc.	109,866	487,805
#*	Viking Therapeutics, Inc.	8,126	59,401
#*	Viridian Therapeutics, Inc.	3,856	68,714
#*	Vocera Communications, Inc.	79,580	3,497,541
#*	Voyager Therapeutics, Inc.	3,231	24,394
*	WaVe Life Sciences Ltd.	18,255	185,653
#*	X4 Pharmaceuticals, Inc.	1,862	14,542
#*	Xencor, Inc.	122,282	5,594,402
#*	Yield10 Bioscience, Inc.	2,843	42,304
#*	ZIOPHARM Oncology Inc.	14,253	52,879
#*	Zogenix, Inc.	143,111	2,713,385
TOTAL HEALTH CARE			1,474,313,315

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (19.9%)
#	AAON, Inc.	468,627	$34,678,398
	AAR Corp.	257,312	8,632,818
	ABM Industries, Inc.	577,270	21,208,900
*	Acacia Research Corp.	229,407	1,284,679
	ACCO Brands Corp.	890,406	7,203,385
	Acme United Corp.	21,615	677,846
#	Acuity Brands, Inc.	13,017	1,565,164
	Advanced Drainage Systems, Inc.	264,621	21,825,940
*	Aegion Corp.	266,346	4,892,776
#*	Aerojet Rocketdyne Holdings, Inc.	707,916	36,839,949
*	AeroVironment, Inc.	175,180	20,105,409
	AGCO Corp.	6,652	737,707
	Air Lease Corp.	233,327	9,246,749
*	Air Transport Services Group, Inc.	550,130	13,978,803
	Alamo Group, Inc.	105,457	14,720,743
	Albany International Corp., Class A	279,282	19,415,685
	Allegiant Travel Co.	121,750	22,096,407
	Allied Motion Technologies, Inc.	127,450	5,767,112
	Allison Transmission Holdings, Inc.	82,281	3,348,837
#*	Alpha Pro Tech, Ltd.	20,453	292,069
	Altra Industrial Motion Corp.	133,035	6,839,329
#*	Ameresco, Inc., Class A	218,463	12,253,590
*	American Superconductor Corp.	18,008	445,158
*	American Woodmark Corp.	159,058	13,760,108
*	AMREP Corp.	8,340	66,720
	Apogee Enterprises, Inc.	245,061	8,601,641
	Applied Industrial Technologies, Inc.	303,465	21,360,901
	ARC Document Solutions, Inc.	254,400	498,624
	ArcBest Corp.	220,621	10,225,783
	Arcosa, Inc.	48,512	2,706,484
	Argan, Inc.	143,568	6,206,445
*	Armstrong Flooring, Inc.	200,581	754,185
	Armstrong World Industries, Inc.	416,848	32,601,682
*	Art's-Way Manufacturing Co., Inc.	400	1,268
*	ASGN, Inc.	463,938	38,465,100
	Astec Industries, Inc.	180,312	10,723,155
*	Astronics Corp.	106,388	1,325,594
*	Astronics Corp., Class B	46,658	584,858
*	Atkore International Group, Inc.	260,996	11,577,783
*	Atlas Air Worldwide Holdings, Inc.	259,285	13,436,149
*	Avalon Holdings Corp., Class A	19,443	64,162
*	Avis Budget Group, Inc.	412,990	17,073,007
#	AZZ, Inc.	201,542	9,591,384
	Barnes Group, Inc.	458,213	22,026,299
	Barrett Business Services, Inc.	82,850	5,223,692
*	Beacon Roofing Supply, Inc.	643,034	25,573,462
	BG Staffing, Inc.	75,289	950,147
*	Blue Bird Corp.	174,820	3,583,810
	Boise Cascade Co.	365,840	17,424,959
	Brady Corp., Class A	431,527	19,811,405
*	BrightView Holdings, Inc.	46,899	665,028
	Brink's Co. (The)	367,845	25,061,280
#*	Broadwind, Inc.	23,943	210,938
*	Builders FirstSource, Inc.	1,306,678	49,980,433
	CAI International, Inc.	177,215	5,754,171
#*	Capstone Turbine Corp.	4,200	46,116
*	Casella Waste Systems, Inc., Class A	436,248	24,970,836
*	CBIZ, Inc.	439,302	11,382,315
*	CECO Environmental Corp.	408,852	2,833,344

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Chart Industries, Inc.	328,459	$39,451,210
	Chicago Rivet & Machine Co.	4,772	130,428
#*	Cimpress P.L.C.	231,757	21,180,272
*	CIRCOR International, Inc.	225,315	7,203,321
*	Civeo Corp.	72,214	1,003,052
*	Clean Harbors, Inc.	480,979	37,256,633
*	Colfax Corp.	793,731	29,463,295
	Columbus McKinnon Corp.	209,041	9,028,481
	Comfort Systems USA, Inc.	329,802	18,280,925
*	Commercial Vehicle Group, Inc.	388,107	3,213,526
	CompX International, Inc.	9,814	136,905
*	Construction Partners, Inc., Class A	43,562	1,238,032
#	Copa Holdings SA, Class A	81,076	6,272,850
	CoreLogic, Inc.	390,066	29,368,069
#*	Cornerstone Building Brands, Inc.	263,320	2,996,582
#	Costamare, Inc.	427,710	3,421,680
	Covanta Holding Corp.	1,200,652	16,989,226
*	Covenant Logistics Group, Inc.	177,772	2,682,579
*	CPI Aerostructures, Inc.	102,929	403,482
	CRA International, Inc.	60,296	3,208,350
	Crane Co.	1,800	136,224
#	CSW Industrials, Inc.	130,632	15,221,241
	Cubic Corp.	247,432	15,137,890
#*	Daseke, Inc.	26,514	139,464
	Deluxe Corp.	331,153	11,222,775
	Douglas Dynamics, Inc.	241,054	9,835,003
*	Ducommun, Inc.	110,382	5,446,248
*	DXP Enterprises, Inc.	195,783	4,540,208
*	Dycom Industries, Inc.	302,973	24,583,229
#*	Eagle Bulk Shipping, Inc.	36,524	714,775
	Eastern Co. (The)	41,395	974,438
*	Echo Global Logistics, Inc.	280,328	7,381,036
	EMCOR Group, Inc.	173,132	15,287,556
	Encore Wire Corp.	171,020	9,876,405
#*	Energous Corp.	7,112	23,754
*	Energy Focus, Inc.	1,300	5,980
*	Energy Recovery, Inc.	33,974	470,200
	Enerpac Tool Group Corp.	467,565	9,477,543
	EnerSys	373,352	30,700,735
	Ennis, Inc.	184,636	3,360,375
	EnPro Industries, Inc.	164,447	11,871,429
	ESCO Technologies, Inc.	197,342	18,763,277
	Espey Manufacturing & Electronics Corp.	13,081	248,801
*	EVI Industries, Inc.	9,986	358,597
*	Evoqua Water Technologies Corp.	77,535	2,112,829
*	ExOne Co. (The)	10,900	302,366
	Exponent, Inc.	459,049	37,908,266
	Federal Signal Corp.	576,978	18,861,411
	Flowserve Corp.	158,156	5,624,027
	Fluor Corp.	129,651	2,241,666
*	Forrester Research, Inc.	192,068	7,617,417
	Forward Air Corp.	256,545	18,391,711
*	Franklin Covey Co.	166,539	4,005,263
	Franklin Electric Co., Inc.	418,440	29,048,105
*	FreightCar America, Inc.	112,620	408,811
#*	FTI Consulting, Inc.	305,271	33,570,652
*	Gates Industrial Corp. P.L.C.	31,522	445,091
#	GATX Corp.	307,567	28,542,218
	Genco Shipping & Trading, Ltd.	249,980	1,977,342

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gencor Industries, Inc.	134,049	$1,717,168
*	Gibraltar Industries, Inc.	262,738	23,549,207
*	GMS, Inc.	229,713	6,659,380
	Gorman-Rupp Co. (The)	315,978	9,953,307
*	GP Strategies Corp.	187,282	2,262,367
	GrafTech International, Ltd.	717,002	6,954,919
	Graham Corp.	105,072	1,550,863
#	Granite Construction, Inc.	405,032	11,992,998
*	Great Lakes Dredge & Dock Corp.	629,205	8,576,064
#	Greenbrier Cos., Inc. (The)	304,189	11,005,558
	Griffon Corp.	319,768	7,181,989
	H&E Equipment Services, Inc.	340,124	9,346,608
*	Harsco Corp.	666,050	11,076,411
	Hawaiian Holdings, Inc.	424,821	8,313,747
#*	HC2 Holdings, Inc.	129,496	451,941
#	Healthcare Services Group, Inc.	551,150	17,868,283
	Heartland Express, Inc.	761,251	14,288,681
	Heidrick & Struggles International, Inc.	192,298	5,607,410
	Helios Technologies, Inc.	249,113	13,589,114
*	Herc Holdings, Inc.	196,597	12,578,276
*	Heritage-Crystal Clean, Inc.	218,039	4,731,446
	Herman Miller, Inc.	523,194	17,919,394
#*	Hill International, Inc.	455,044	996,546
	HNI Corp.	402,691	12,990,812
*	Houston Wire & Cable Co.	269,478	900,057
*	Hub Group, Inc., Class A	305,527	16,079,886
*	Hudson Global, Inc.	673	10,687
	Hurco Cos., Inc.	56,279	1,655,728
*	Huron Consulting Group, Inc.	177,600	9,405,696
#*	Huttig Building Products, Inc.	301,485	1,055,197
#	Hyster-Yale Materials Handling, Inc.	109,861	9,855,630
	ICF International, Inc.	151,773	11,706,251
*	IES Holdings, Inc.	217,903	9,910,228
	Innovative Solutions & Support, Inc.	48,117	282,447
	Insperity, Inc.	165,811	13,014,505
	Insteel Industries, Inc.	224,008	5,653,962
	Interface, Inc.	534,884	5,370,235
*	JELD-WEN Holding, Inc.	312,737	8,128,035
*	JetBlue Airways Corp.	173,267	2,484,649
	John Bean Technologies Corp.	282,111	32,691,023
	Kadant, Inc.	64,888	9,275,740
#	Kaman Corp.	202,307	10,188,181
	KAR Auction Services, Inc.	167,664	3,095,077
	Kelly Services, Inc., Class A	263,047	5,134,677
	Kennametal, Inc.	580,619	21,993,848
	Kforce, Inc.	247,608	10,560,481
	Kimball International, Inc., Class B	373,252	4,512,617
*	Kirby Corp.	57,831	2,935,502
	Knoll, Inc.	476,050	7,121,708
	Korn Ferry	420,978	19,196,597
*	Kratos Defense & Security Solutions, Inc.	878,623	23,318,654
	Landstar System, Inc.	117,570	16,389,258
*	Lawson Products, Inc.	113,954	5,650,979
*	LB Foster Co., Class A	112,696	1,707,344
#*	Limbach Holdings, Inc.	92,350	1,339,075
	Lincoln Electric Holdings, Inc.	11,795	1,350,527
	Lindsay Corp.	80,064	11,195,349
*	LS Starrett Co. (The), Class A	15,192	65,933
	LSI Industries, Inc.	420,801	4,041,794

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Lydall, Inc.	189,926	$5,716,773
	Macquarie Infrastructure Corp.	523,272	14,541,729
*	Manitex International, Inc.	169,595	993,827
*	Manitowoc Co., Inc. (The)	325,632	4,278,804
	ManpowerGroup, Inc.	22,600	1,998,744
	Marten Transport, Ltd.	611,200	9,687,520
*	Masonite International Corp.	97,486	9,699,857
#*	MasTec, Inc.	443,466	34,213,402
*	Mastech Digital, Inc.	81,683	1,332,250
*	Matrix Service Co.	300,612	3,544,215
	Matson, Inc.	405,914	24,273,657
	Matthews International Corp., Class A	298,853	9,123,982
	Maxar Technologies, Inc.	15,385	644,170
	McGrath RentCorp	184,072	12,846,385
*	Mercury Systems, Inc.	275,698	19,591,100
*	Meritor, Inc.	689,017	17,783,529
*	Mesa Air Group, Inc.	23,566	153,886
#*	Middleby Corp. (The)	16,600	2,252,952
	Miller Industries, Inc.	94,730	3,777,832
*	Mistras Group, Inc.	195,649	1,351,935
	Moog, Inc., Class A	277,751	20,517,466
*	MRC Global, Inc.	755,016	5,217,161
#	MSA Safety, Inc.	284,010	44,339,641
	MSC Industrial Direct Co., Inc., Class A	18,543	1,438,380
	Mueller Industries, Inc.	529,733	18,090,382
	Mueller Water Products, Inc., Class A	1,475,235	17,688,068
*	MYR Group, Inc.	187,689	10,437,385
	National Presto Industries, Inc.	55,232	4,938,293
#*	Navistar International Corp.	819,789	36,070,716
	NL Industries, Inc.	274,144	1,236,389
#*	NN, Inc.	403,621	2,433,835
*	Northwest Pipe Co.	110,963	3,356,631
*	NOW, Inc.	801,058	6,640,771
*	NV5 Global, Inc.	123,198	10,758,881
	nVent Electric P.L.C.	170,065	3,806,055
#	Omega Flex, Inc.	78,240	14,474,400
#*	Orion Energy Systems, Inc.	3,100	30,349
*	Orion Group Holdings, Inc.	328,061	1,761,688
	Oshkosh Corp.	25,050	2,294,329
	P&F Industries, Inc., Class A	11,500	67,735
*	PAM Transportation Services, Inc.	42,542	2,197,294
	Park Aerospace Corp.	193,051	2,563,717
	Park-Ohio Holdings Corp.	126,784	3,574,041
	Patriot Transportation Holding, Inc.	12,982	115,670
*	Perma-Pipe International Holdings, Inc.	40,889	249,014
*	PGT Innovations, Inc.	578,176	11,974,025
*	PICO Holdings, Inc.	140,465	1,207,999
	Pitney Bowes, Inc.	833,939	7,788,990
#	Powell Industries, Inc.	118,884	3,408,404
	Preformed Line Products Co.	42,310	2,720,110
	Primoris Services Corp.	440,105	12,809,256
*	Proto Labs, Inc.	210,290	44,539,422
	Quad/Graphics, Inc.	279,066	1,306,029
	Quanex Building Products Corp.	322,146	7,083,991
	Quanta Services, Inc.	30,635	2,158,848
*	Radiant Logistics, Inc.	494,326	2,867,091
	Raven Industries, Inc.	279,296	9,012,882
*	RBC Bearings, Inc.	215,476	36,055,599
*	RCM Technologies, Inc.	117,409	304,089

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Red Violet, Inc.	19,991	$447,798
	Regal Beloit Corp.	325,233	40,810,237
*	Resideo Technologies, Inc.	193,177	4,462,389
	Resources Connection, Inc.	306,313	3,534,852
	REV Group, Inc.	139,685	1,442,946
	Rexnord Corp.	1,018,457	38,558,782
#	RR Donnelley & Sons Co.	256,937	614,079
	Rush Enterprises, Inc., Class A	368,403	15,469,242
	Rush Enterprises, Inc., Class B	76,264	2,953,705
	Ryder System, Inc.	16,867	1,055,706
*	Saia, Inc.	227,823	40,267,715
	Schneider National, Inc., Class B	115,795	2,431,695
#	Scorpio Bulkers, Inc.	60,831	979,987
*	SEACOR Holdings, Inc.	176,408	7,363,270
*	Servotronics, Inc.	1,500	13,575
	Shyft Group, Inc. (The)	403,471	12,184,824
*	SIFCO Industries, Inc.	18,366	151,887
	Simpson Manufacturing Co., Inc.	399,603	36,763,476
#*	SiteOne Landscape Supply, Inc.	93,696	14,773,985
	SkyWest, Inc.	472,451	18,420,864
*	SP Plus Corp.	241,334	6,998,686
#*	Spirit Airlines, Inc.	685,114	17,771,857
*	SPX Corp.	259,926	13,440,773
*	SPX FLOW, Inc.	342,853	18,160,923
	Standex International Corp.	116,655	9,555,211
	Steelcase, Inc., Class A	816,968	10,563,396
*	Sterling Construction Co., Inc.	309,921	6,344,083
	Systemax, Inc.	193,907	7,451,846
*	Taylor Devices, Inc.	769	8,005
*	Team, Inc.	294,617	2,910,816
	Tennant Co.	170,432	11,546,768
	Terex Corp.	601,404	21,506,207
	Tetra Tech, Inc.	381,890	46,426,367
*	Textainer Group Holdings, Ltd.	317,458	5,749,164
*	Thermon Group Holdings, Inc.	342,330	4,994,595
	Timken Co. (The)	540,715	40,910,497
	Titan International, Inc.	738,341	5,094,553
*	Titan Machinery, Inc.	240,381	5,120,115
*	TPI Composites, Inc.	254,083	15,222,113
*	Transcat, Inc.	46,361	1,695,422
#*	Trex Co., Inc.	223,425	20,503,712
*	TriMas Corp.	398,777	12,621,292
*	TriNet Group, Inc.	420,798	31,185,340
#	Trinity Industries, Inc.	413,886	11,510,170
	Triton International, Ltd.	639,790	29,647,869
*	TrueBlue, Inc.	380,845	7,079,909
#*	Tutor Perini Corp.	393,247	5,859,380
*	Twin Disc, Inc.	107,505	892,291
	UFP Industries, Inc.	556,065	29,994,146
*	Ultralife Corp.	151,173	887,386
	UniFirst Corp.	134,823	28,690,334
*	Univar Solutions, Inc.	225,891	4,199,314
	Universal Logistics Holdings, Inc.	178,501	3,784,221
#	US Ecology, Inc.	214,276	7,071,108
*	USA Truck, Inc.	99,663	1,027,526
	Valmont Industries, Inc.	184,142	35,524,675
*	Vectrus, Inc.	126,215	6,487,451
*	Veritiv Corp.	166,632	3,052,698
	Viad Corp.	142,234	4,907,073

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Vicor Corp.	126,787	$10,972,147
*	Virco Manufacturing Corp.	30,131	82,860
*	Volt Information Sciences, Inc.	40,341	107,307
#	VSE Corp.	89,697	3,103,516
#	Wabash National Corp.	485,537	7,744,315
	Watts Water Technologies, Inc., Class A	237,412	28,506,059
*	Welbilt, Inc.	1,261,013	16,279,678
	Werner Enterprises, Inc.	615,385	24,147,707
*	WESCO International, Inc.	505,907	38,504,582
*	Willis Lease Finance Corp.	26,350	730,422
*	WillScot Mobile Mini Holdings Corp.	1,063,484	25,215,206
	Woodward, Inc.	32,299	3,615,873
#*	YRC Worldwide, Inc.	370,621	1,927,229
TOTAL INDUSTRIALS			3,246,760,805
INFORMATION TECHNOLOGY — (13.4%)
#*	2U, Inc.	116,441	4,762,437
*	3D Systems Corp.	181,051	6,434,553
*	A10 Networks Inc.	54,468	540,867
*	Acacia Communications, Inc.	44,775	5,122,260
*	ACI Worldwide, Inc.	1,011,940	38,848,377
*	ACM Research, Inc., Class A	4,842	435,780
*»	Actua Corp.	41,860	4,186
#*	ADDvantage Technologies Group, Inc.	5,000	14,550
	ADTRAN, Inc.	459,476	7,902,987
*	Advanced Energy Industries, Inc.	328,167	33,663,371
#*	Aehr Test Systems	26,462	60,598
*	Agilysys, Inc.	274,610	10,102,902
*	Airgain, Inc.	88,912	2,028,972
*	Alarm.com Holdings, Inc.	392,107	36,434,582
*	Alithya Group, Inc., Class A	70,703	176,050
*	Alpha & Omega Semiconductor, Ltd.	252,451	7,255,442
#*	Altair Engineering, Inc., Class A	73,355	4,102,745
*	Ambarella, Inc.	172,572	16,283,894
	American Software, Inc., Class A	345,989	6,646,449
	Amkor Technology, Inc.	2,177,798	33,799,425
*	Amtech Systems, Inc.	163,224	1,140,936
#*	Appfolio, Inc., Class A	104,806	16,015,405
#*	Applied Optoelectronics, Inc.	85,931	946,100
#*	Arlo Technologies, Inc.	852,042	7,165,673
	AstroNova, Inc.	66,872	718,874
*	Asure Software, Inc.	102,205	836,037
*	Avaya Holdings Corp.	166,776	3,709,098
*	Aviat Networks, Inc.	17,318	622,582
*	Avid Technology, Inc.	530,295	9,036,227
	Avnet, Inc.	150,119	5,300,702
*	Aware, Inc.	153,965	617,400
*	Axcelis Technologies, Inc.	302,169	10,346,267
*	AXT, Inc.	472,728	4,883,280
#	Badger Meter, Inc.	261,187	23,953,460
#	Bel Fuse, Inc., Class A	8,954	120,342
	Bel Fuse, Inc., Class B	116,107	1,692,840
	Belden, Inc.	366,551	17,315,869
	Benchmark Electronics, Inc.	244,404	6,190,753
	BK Technologies Corp.	30,643	104,186
	Blackbaud, Inc.	291,527	19,383,630
*	Bm Technologies, Inc.	47,621	689,552
*	Bottomline Technologies De, Inc.	260,813	12,461,645
*	Bridgeline Digital, Inc.	12,405	42,177

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Brightcove, Inc.	94,505	$1,554,607
	Brooks Automation, Inc.	499,152	37,815,756
*	BSQUARE Corp.	34,170	55,014
*	CACI International, Inc., Class A	81,188	19,584,169
*	CalAmp Corp.	355,598	3,559,536
*	Calix, Inc.	580,880	17,542,576
*	Cardtronics P.L.C., Class A	406,771	15,803,053
*	Casa Systems, Inc.	131,532	1,014,112
	Cass Information Systems, Inc.	149,754	6,080,012
	CDK Global, Inc.	8,510	424,649
*	CEVA, Inc.	145,519	8,555,062
*	ChannelAdvisor Corp.	122,230	2,505,715
*	Cirrus Logic, Inc.	493,124	46,200,788
#*	Clearfield, Inc.	125,914	3,943,626
	CMC Materials, Inc.	238,789	35,176,008
#*	Coda Octopus Group, Inc.	17,289	105,982
*	Coherent, Inc.	79,842	16,035,467
	Cohu, Inc.	369,707	15,039,681
*	CommScope Holding Co., Inc.	128,450	1,886,931
	Communications Systems, Inc.	44,163	211,982
*	CommVault Systems, Inc.	240,089	15,072,787
*	Computer Task Group, Inc.	156,587	1,020,947
	Comtech Telecommunications Corp.	238,247	5,084,191
*	Concentrix Corp.	126,640	13,540,349
*	Conduent, Inc.	1,332,750	6,423,855
*	Cornerstone OnDemand, Inc.	100,227	4,099,284
	CSG Systems International, Inc.	306,396	13,202,604
	CSP, Inc.	16,000	153,440
	CTS Corp.	272,380	8,307,590
*	CVD Equipment Corp.	8,212	39,992
#*	CyberOptics Corp.	74,208	1,795,092
	Daktronics, Inc.	547,027	2,625,730
*	Data I/O Corp.	89,865	463,703
*	Digi International, Inc.	248,885	4,596,906
#*	Digimarc Corp.	1,239	48,148
*	Digital Ally, Inc.	74,083	189,652
*	Digital Turbine, Inc.	88,506	5,063,428
*	Diodes, Inc.	448,218	31,724,870
*	DSP Group, Inc.	256,636	4,139,539
	DXC Technology Co.	70,435	1,986,267
*	DZS, Inc.	27,055	416,647
#	Ebix, Inc.	196,815	10,248,157
#*	EchoStar Corp., Class A	162,336	3,399,316
*	eGain Corp.	281,332	3,094,652
*	EMCORE Corp.	275,636	1,380,936
*	Endurance International Group Holdings, Inc.	461,064	4,370,887
*	Envestnet, Inc.	245,222	18,815,884
*	ePlus, Inc.	97,162	8,165,494
*	Euronet Worldwide, Inc.	20,275	2,533,564
#*	Everspin Technologies, Inc.	10,662	56,935
	EVERTEC, Inc.	428,454	14,867,354
*	Evo Payments, Inc., Class A	14,432	331,359
*	ExlService Holdings, Inc.	296,236	22,715,377
*	Fabrinet	319,997	25,260,563
*	FARO Technologies, Inc.	137,656	9,714,384
*	FireEye, Inc.	204,183	4,287,843
*	Flex, Ltd.	32,163	567,355
	FLIR Systems, Inc.	9,082	472,718
*	FormFactor, Inc.	697,094	28,490,232

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Frequency Electronics, Inc.	56,111	$597,582
*	Genasys, Inc.	9,451	70,315
*	Globant SA	72,408	13,902,336
#*	GreenSky, Inc., Class A	5,500	27,115
*	GSI Technology, Inc.	242,496	1,741,121
#*	GTT Communications, Inc.	375,991	1,748,358
#*	GTY Technology Holdings, Inc.	2,500	18,800
	Hackett Group, Inc. (The)	350,780	4,777,624
#*	Harmonic, Inc.	1,092,196	8,475,441
#*	I3 Verticals, Inc., Class A	60,119	1,744,653
*	Ichor Holdings, Ltd.	198,417	7,162,854
*	Identiv, Inc.	9,093	73,471
*	IEC Electronics Corp.	98,967	1,445,908
#*	Image Sensing Systems, Inc.	32,793	144,289
#*	Immersion Corp.	286,774	3,627,691
#*	Impinj, Inc.	30,600	1,620,882
#*	Infinera Corp.	812,851	8,006,582
*	Information Services Group, Inc.	253,635	895,332
*	Innodata, Inc.	9,995	50,975
*	Inphi Corp.	52,543	8,859,275
*	Insight Enterprises, Inc.	288,630	21,964,743
#*	Intelligent Systems Corp.	36,037	1,459,138
#	InterDigital, Inc.	267,232	17,158,967
*	inTEST Corp.	116,825	893,711
*	Intevac, Inc.	248,448	1,664,602
#*	Issuer Direct Corp.	7,047	137,910
#*	Iteris, Inc.	169,825	1,105,561
*	Itron, Inc.	326,641	28,097,659
#*	j2 Global, Inc.	269,096	27,620,013
	Jabil, Inc.	141,941	5,872,099
	KBR, Inc.	860,845	25,007,547
*	Key Tronic Corp.	61,544	524,970
*	Kimball Electronics, Inc.	226,452	4,341,085
*	Knowles Corp.	786,277	15,167,283
	Kulicke & Soffa Industries, Inc.	406,592	14,503,137
*	KVH Industries, Inc.	206,763	2,586,605
*	Lantronix, Inc.	164,976	742,392
*	Lattice Semiconductor Corp.	1,132,613	45,429,107
*	LGL Group, Inc. (The)	14,601	148,492
#*	LightPath Technologies, Inc., Class A	33,810	127,464
#*	Limelight Networks, Inc.	984,404	4,483,960
	Littelfuse, Inc.	7,190	1,749,830
*	LiveRamp Holdings, Inc.	508,930	38,531,090
#*	Lumentum Holdings, Inc.	29,565	2,773,197
*	Luna Innovations, Inc.	189,668	2,016,171
#*	MACOM Technology Solutions Holdings, Inc.	81,989	4,661,895
#*	MagnaChip Semiconductor Corp.	139,907	2,377,020
*	Manhattan Associates, Inc.	181,635	20,566,531
	ManTech International Corp., Class A	230,934	20,712,470
*	Marin Software, Inc.	80,482	173,841
	MAXIMUS, Inc.	44,259	3,322,081
*	MaxLinear, Inc.	516,994	16,228,442
	Methode Electronics, Inc.	354,024	13,364,406
*	MicroStrategy, Inc., Class A	58,758	36,271,901
*	Mimecast, Ltd.	270,996	11,669,088
*	Mitek Systems, Inc.	198,882	3,211,944
#*	Model N, Inc.	3,800	129,124
	MTS Systems Corp.	128,101	7,499,033
*	Napco Security Technologies, Inc.	219,203	5,681,742

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	National Instruments Corp.	9,430	$390,402
*	NCR Corp.	766,578	25,573,042
*	NeoPhotonics Corp.	475,983	5,302,451
#*	Net Element, Inc.	16,251	204,600
*	NETGEAR, Inc.	203,249	8,412,476
*	Netscout Systems, Inc.	692,491	20,244,974
*	NetSol Technologies, Inc.	87,935	362,292
	Network-1 Technologies, Inc.	190,714	668,262
*	New Relic, Inc.	68,211	5,128,103
	NIC, Inc.	608,048	16,368,652
*	Novanta, Inc.	312,325	39,015,639
	NVE Corp.	55,666	3,556,501
*	One Stop Systems, Inc.	4,116	15,435
*	OneSpan, Inc.	285,795	6,664,739
*	Onto Innovation, Inc.	280,541	15,163,241
*	Optical Cable Corp.	26,264	85,095
*	OSI Systems, Inc.	173,279	15,598,576
#*	PAR Technology Corp.	114,163	7,107,788
*	Park City Group, Inc.	1,617	9,767
#*	Paysign, Inc.	54,250	253,890
	PC Connection, Inc.	93,762	4,602,777
	PC-Tel, Inc.	186,083	1,369,571
*	PDF Solutions, Inc.	312,886	6,044,958
#*	Perficient, Inc.	296,026	16,165,980
	Perspecta, Inc.	577,205	16,710,085
*	PFSweb, Inc.	234,004	1,607,607
*	Photronics, Inc.	540,584	6,000,482
*	Pixelworks, Inc.	440,240	1,347,134
*	Plexus Corp.	271,600	20,891,472
	Power Integrations, Inc.	536,970	43,252,934
*	PRGX Global, Inc.	250,392	1,882,948
	Progress Software Corp.	404,575	16,255,824
#	QAD, Inc., Class A	129,004	8,358,169
	QAD, Inc., Class B	15,510	701,052
#*	Qualys, Inc.	346,905	48,035,935
*	Qumu Corp.	16,254	125,643
*	Rambus, Inc.	806,258	15,314,871
*	RealNetworks, Inc.	167,157	371,089
	RF Industries, Ltd.	90,882	533,477
*	Ribbon Communications, Inc.	728,533	5,325,576
	Richardson Electronics, Ltd.	83,382	531,977
*	Rogers Corp.	133,865	20,892,311
#	Sabre Corp.	123,483	1,331,147
#*	Sailpoint Technologies Holdings, Inc.	248,072	13,720,862
*	Sanmina Corp.	613,493	19,079,632
	Sapiens International Corp. NV	55,486	1,812,173
*	ScanSource, Inc.	239,055	5,782,740
	Science Applications International Corp.	109,523	10,517,494
*	Seachange International, Inc.	174,384	205,773
#*	SecureWorks Corp., Class A	2,961	40,980
*	Semtech Corp.	522,343	37,060,236
*	ServiceSource International, Inc.	426,459	669,541
#*	SharpSpring, Inc.	7,270	142,056
#*	ShotSpotter, Inc.	43,073	1,980,927
*	Sigmatron International, Inc.	5,900	29,972
#»	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	213,596	28,017,387
#*	SMART Global Holdings, Inc.	222,246	8,256,439
*	Smith Micro Software, Inc.	22,229	141,376

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SMTC Corp.	22,884	$134,329
*	Socket Mobile, Inc.	46,760	119,238
*	SolarWinds Corp.	12,460	209,453
*	SPS Commerce, Inc.	113,931	11,266,637
*	StarTek, Inc.	346,024	3,024,250
#*	Stratasys, Ltd.	277,179	11,505,700
*	Super Micro Computer, Inc.	78,274	2,426,494
*	Support.com, Inc.	4,802	10,132
*	Sykes Enterprises, Inc.	372,811	14,386,777
#*	Synaptics, Inc.	290,370	28,810,511
#*	Synchronoss Technologies, Inc.	292,364	1,473,515
	SYNNEX Corp.	126,640	10,336,357
*	Telenav, Inc.	271,578	1,292,711
#*	Teradata Corp.	227,389	6,116,764
	TESSCO Technologies, Inc.	76,658	593,333
*	TransAct Technologies, Inc.	85,682	792,559
*	Trio-Tech International	3,256	15,954
	TTEC Holdings, Inc.	419,228	31,685,252
#*	TTM Technologies, Inc.	842,900	11,303,289
*	Ultra Clean Holdings, Inc.	381,970	14,744,042
*	Unisys Corp.	573,395	13,698,407
*	Universal Security Instruments, Inc.	5,032	50,823
*	Upland Software, Inc.	134,383	6,408,725
	Usio, Inc.	3,322	12,690
*	Veeco Instruments, Inc.	321,985	5,943,843
*	Verint Systems, Inc.	453,668	33,494,308
*	Veritone, Inc.	37,411	1,469,130
*	Verra Mobility Corp.	14,251	182,413
#*	ViaSat, Inc.	170,465	7,422,046
*	Viavi Solutions, Inc.	1,272,681	19,662,921
*	Virtusa Corp.	322,988	16,488,537
	Vishay Intertechnology, Inc.	1,119,282	24,120,527
*	Vishay Precision Group, Inc.	124,595	3,985,794
	Wayside Technology Group, Inc.	15,399	279,492
#*	WidePoint Corp.	18,026	227,128
*	Wireless Telecom Group, Inc.	78,175	153,223
	Xerox Holdings Corp.	900	18,927
	Xperi Holding Corp.	1,078,904	20,779,691
*	Zix Corp.	82,850	675,228
TOTAL INFORMATION TECHNOLOGY			2,185,300,756
MATERIALS — (5.1%)
#	Advanced Emissions Solutions, Inc.	46,996	238,270
*	AdvanSix, Inc.	153,934	3,281,873
*	AgroFresh Solutions, Inc.	106,015	207,789
*	Alcoa Corp.	738,557	13,294,026
*	Allegheny Technologies, Inc.	882,081	15,004,198
	American Vanguard Corp.	309,601	5,123,897
*	Ampco-Pittsburgh Corp.	19,806	128,343
	Ashland Global Holdings, Inc.	112,045	8,962,480
	Avient Corp.	514,455	19,770,506
*	Axalta Coating Systems, Ltd.	65,021	1,754,917
	Balchem Corp.	282,372	30,222,275
	Cabot Corp.	391,066	17,171,708
	Caledonia Mining Corp., P.L.C.	105	1,578
	Carpenter Technology Corp.	406,279	12,692,156
*	Century Aluminum Co.	696,996	6,795,711
	Chase Corp.	61,685	6,183,304
	Chemours Co. (The)	284,533	7,494,599

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Clearwater Paper Corp.	136,807	$5,209,611
*	Coeur Mining, Inc.	1,772,543	16,041,514
	Commercial Metals Co.	1,034,047	20,360,385
#	Compass Minerals International, Inc.	309,795	18,048,657
*	Core Molding Technologies, Inc.	58,140	696,517
	Domtar Corp.	498,164	14,929,975
	Eagle Materials, Inc.	120,768	13,288,103
	Element Solutions, Inc.	2,174,810	37,037,014
*	Ferro Corp.	775,392	10,692,656
*	Ferroglobe P.L.C.	232,800	412,056
#»	Ferroglobe Representation & Warranty Insurance Trust	577,127	0
#*	Flotek Industries, Inc.	538,710	1,072,033
*	Forterra, Inc.	59,996	1,097,927
#»	Fortitude Gold Corp.	181,671	190,755
	Friedman Industries, Inc.	82,340	589,554
	FutureFuel Corp.	387,673	5,156,051
*	GCP Applied Technologies, Inc.	500,290	12,402,189
	Glatfelter Corp.	347,976	5,445,824
#	Gold Resource Corp.	635,851	1,793,100
	Graphic Packaging Holding Co.	1,219,950	19,104,417
	Greif, Inc., Class A	238,968	10,791,795
	Greif, Inc., Class B	22,155	1,012,483
	Hawkins, Inc.	124,930	6,862,405
	Haynes International, Inc.	118,936	2,758,126
	HB Fuller Co.	444,292	22,610,020
	Hecla Mining Co.	2,886,501	16,424,191
*	Ingevity Corp.	193,458	12,708,256
	Innospec, Inc.	227,378	19,961,515
#*	Intrepid Potash, Inc.	96,974	2,204,219
	Kaiser Aluminum Corp.	155,718	13,500,751
*	Koppers Holdings, Inc.	196,939	6,554,130
*	Kraton Corp.	300,317	8,432,901
	Kronos Worldwide, Inc.	496,383	7,028,783
#*	Livent Corp.	213,372	3,887,638
	Louisiana-Pacific Corp.	883,385	33,577,464
*	LSB Industries, Inc.	241,088	788,358
	Materion Corp.	146,347	9,979,402
#*	McEwen Mining, Inc.	19,672	23,803
	Mercer International, Inc.	541,983	6,124,408
	Minerals Technologies, Inc.	318,138	19,606,845
	Myers Industries, Inc.	416,329	8,347,396
	Neenah, Inc.	133,937	6,820,072
	NewMarket Corp.	1,326	520,044
#	Nexa Resources SA	7,687	66,339
	Northern Technologies International Corp.	74,230	979,836
	O-I Glass, Inc.	1,042,175	13,173,092
	Olin Corp.	1,031,119	24,654,055
	Olympic Steel, Inc.	104,188	1,422,166
	PQ Group Holdings, Inc.	68,337	941,684
	Quaker Chemical Corp.	2,766	725,052
#*	Ramaco Resources, Inc.	16,468	48,416
*	Ranpak Holdings Corp	6,833	118,484
#*	Rayonier Advanced Materials, Inc.	605,911	4,192,904
*	Resolute Forest Products, Inc.	585,624	4,772,836
*	Ryerson Holding Corp.	456,234	5,629,928
	Schnitzer Steel Industries, Inc., Class A	242,356	7,154,349
	Schweitzer-Mauduit International, Inc.	284,955	10,583,229
	Sealed Air Corp.	4,450	188,102
	Sensient Technologies Corp.	362,055	25,535,739

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Silgan Holdings, Inc.	682,600	$24,867,118
	Sonoco Products Co.	9,775	566,070
	Stepan Co.	204,914	23,089,710
*	Summit Materials, Inc., Class A	676,650	13,891,624
	SunCoke Energy, Inc.	559,355	2,757,620
*	Synalloy Corp.	66,913	535,304
	Tecnoglass, Inc.	11,117	75,484
*	TimkenSteel Corp.	430,895	2,167,402
*	Trecora Resources	210,111	1,325,800
#	Tredegar Corp.	318,353	4,644,770
	Trinseo SA	310,258	15,770,414
*	Tronox Holdings P.L.C., Class A	909,775	13,965,046
*	UFP Technologies, Inc.	45,260	2,082,413
	United States Lime & Minerals, Inc.	41,868	5,066,028
#	United States Steel Corp.	640,999	11,384,142
*	Universal Stainless & Alloy Products, Inc.	68,545	497,637
*	US Concrete, Inc.	157,008	6,953,884
	Valvoline, Inc.	1,140,293	27,070,556
*	Venator Materials P.L.C	120,564	484,667
	Verso Corp., Class A	317,760	3,654,240
	Warrior Met Coal, Inc.	127,471	2,934,382
	Worthington Industries, Inc.	418,515	21,905,075
	WR Grace & Co.	86,856	5,039,385
TOTAL MATERIALS			843,335,955
REAL ESTATE — (0.6%)
#*	Altisource Portfolio Solutions SA	74,842	758,149
*	BBX Capital, Inc.	43,156	233,042
#*	CKX Lands, Inc.	5,107	54,798
#	CTO Realty Growth, Inc.	56,865	2,395,722
#*	Cushman & Wakefield P.L.C.	68,580	982,751
*	Five Point Holdings LLC, Class A	18,687	117,728
*	Forestar Group, Inc.	67,697	1,454,809
*	FRP Holdings, Inc.	97,619	4,216,165
#*	Howard Hughes Corp. (The)	8,701	749,765
	Indus Realty Trust, Inc.	22,068	1,406,394
#*	InterGroup Corp. (The)	1,860	57,214
*	JW Mays, Inc.	200	5,290
	Kennedy-Wilson Holdings, Inc.	1,073,104	18,446,658
*	Marcus & Millichap, Inc.	308,024	11,005,698
*	Maui Land & Pineapple Co., Inc.	104,582	1,208,968
	Newmark Group, Inc., Class A	115,280	779,293
*	Rafael Holdings, Inc., Class B	195,670	4,594,332
	RE/MAX Holdings, Inc., Class A	165,491	5,994,084
#*	Realogy Holdings Corp.	1,133,914	16,101,579
*	Redfin Corp.	1,818	129,460
	RMR Group, Inc. (The), Class A	99,707	3,677,194
#	St Joe Co. (The)	281,313	12,518,428
*	Stratus Properties, Inc.	49,374	1,290,636
*	Tejon Ranch Co.	267,860	4,267,010
#*	Trinity Place Holdings, Inc.	38,771	65,523
TOTAL REAL ESTATE			92,510,690
UTILITIES — (2.9%)
	ALLETE, Inc.	298,267	18,743,098
	American States Water Co.	322,014	24,878,802
	Artesian Resources Corp., Class A	99,990	4,087,591
#	Atlantica Sustainable Infrastructure P.L.C.	306,250	12,663,437

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Avista Corp.	590,952	$22,148,881
	Black Hills Corp.	216,255	12,784,996
	Brookfield Renewable Corp., Class A	233,784	13,080,215
	California Water Service Group	443,138	24,213,060
#	Chesapeake Utilities Corp.	150,124	15,227,077
	Clearway Energy, Inc., Class A	226,515	6,530,427
#	Clearway Energy, Inc., Class C	367,424	11,382,795
	Consolidated Water Co., Ltd.	138,572	1,755,707
	Genie Energy, Ltd., Class B	281,053	2,074,171
	Hawaiian Electric Industries, Inc.	327,266	10,819,414
	MDU Resources Group, Inc.	122,835	3,229,332
	MGE Energy, Inc.	320,270	20,394,794
	Middlesex Water Co.	171,069	13,617,092
	National Fuel Gas Co.	154,715	6,228,826
	New Jersey Resources Corp.	629,485	22,038,270
#	Northwest Natural Holding Co.	257,045	12,006,572
	NorthWestern Corp.	429,195	23,378,252
	ONE Gas, Inc.	151,815	11,102,231
#	Ormat Technologies, Inc.	412,457	47,086,091
	Otter Tail Corp.	359,966	14,287,051
	PNM Resources, Inc.	662,503	32,144,646
	Portland General Electric Co.	226,778	9,590,442
*	Pure Cycle Corp.	1,400	14,938
#	RGC Resources, Inc.	25,404	571,844
	SJW Group	169,695	11,228,718
#	South Jersey Industries, Inc.	634,784	14,663,510
	Southwest Gas Holdings, Inc.	181,447	10,879,562
#	Spark Energy, Inc., Class A	130,620	1,432,901
	Spire, Inc.	353,545	21,633,419
*	Sunnova Energy International, Inc.	9,409	412,585
	Unitil Corp.	153,131	6,243,151
	York Water Co. (The)	159,654	6,935,370
TOTAL UTILITIES			469,509,268
TOTAL COMMON STOCKS			15,517,431,298
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*»	Social Reality, Inc. Rights 12/31/19, Class A	11,370	341
ENERGY — (0.0%)
*»	Parker Drilling Co. Warrants 09/16/24	1,405	0
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	479,820	642,959
#*»	Pulse Biosciences, Inc. Warrants 05/14/25	19	515
TOTAL HEALTH CARE			643,474
INFORMATION TECHNOLOGY — (0.0%)
*»	LGL Group, Inc. (The) Warrants 11/16/25	3,801	1,521
TOTAL RIGHTS/WARRANTS			645,336
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	51,166	1,451,068

U.S. Small Cap Portfolio
CONTINUED
	Shares	Value†

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	12,130	$1,213,728
INDUSTRIALS — (0.1%)
WESCO International, Inc.	215,663	6,702,806
TOTAL PREFERRED STOCKS		9,367,602
TOTAL INVESTMENT SECURITIES (Cost $9,853,116,515)		15,527,444,236

TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	79,051,655	79,051,655
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	62,164,838	719,309,344
TOTAL INVESTMENTS — (100.0%)
(Cost $10,651,369,144)^^			$16,325,805,235
As of January 31, 2021, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	884	03/19/21	$167,130,312	$163,769,840	$(3,360,472)
Total Futures Contracts			$167,130,312	$163,769,840	$(3,360,472)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$440,383,433	—	—	$440,383,433
Consumer Discretionary	2,526,056,146	$29,345	—	2,526,085,491
Consumer Staples	710,504,629	—	—	710,504,629
Energy	468,230,132	—	—	468,230,132
Financials	3,060,468,940	27,884	—	3,060,496,824
Health Care	1,467,889,467	6,423,848	—	1,474,313,315
Industrials	3,246,760,805	—	—	3,246,760,805
Information Technology	2,185,296,570	4,186	—	2,185,300,756
Materials	843,145,200	190,755	—	843,335,955
Real Estate	92,510,690	—	—	92,510,690
Utilities	469,509,268	—	—	469,509,268
Preferred Stocks
Communication Services	1,451,068	—	—	1,451,068
Consumer Discretionary	1,213,728	—	—	1,213,728
Industrials	6,702,806	—	—	6,702,806
Rights/Warrants
Consumer Discretionary	—	341	—	341
Health Care	—	643,474	—	643,474
Information Technology	—	1,521	—	1,521
Temporary Cash Investments	79,051,655	—	—	79,051,655

U.S. Small Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$719,309,344	—	$719,309,344
Futures Contracts**	$(3,360,472)	—	—	(3,360,472)
TOTAL	$15,595,814,065	$726,630,698	—	$16,322,444,763
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.1%)
COMMUNICATION SERVICES — (2.5%)
	A.H. Belo Corp., Class A	496,212	$1,091,666
	Alaska Communications Systems Group, Inc.	88,296	289,611
#*	AMC Networks, Inc., Class A	44,676	2,207,888
#*	Anterix, Inc.	33,942	1,231,416
	ATN International, Inc.	141,178	6,096,066
#*	AutoWeb, Inc.	17,346	51,691
*	Ballantyne Strong, Inc.	51,303	101,580
*	Boingo Wireless, Inc.	324,811	3,748,319
#*	Boston Omaha Corp., Class A	14,154	386,404
*	Cars.com, Inc.	395,679	4,593,833
*	Cincinnati Bell, Inc.	165,619	2,524,034
#	Cinemark Holdings, Inc.	79,715	1,613,432
#*	comScore, Inc.	162,981	519,909
*	Consolidated Communications Holdings, Inc.	367,574	2,244,039
*	Cumulus Media, Inc., Class A	34,077	295,788
*	Daily Journal Corp.	530	177,020
*	DHI Group, Inc.	111,912	279,780
#	Emerald Holding, Inc.	87,681	355,985
#	Entercom Communications Corp., Class A	338,562	1,574,313
	Entravision Communications Corp., Class A	810,206	2,592,659
#*	Eventbrite, Inc., Class A	27,391	488,929
	EW Scripps Co. (The), Class A	557,564	8,257,523
*	Fluent, Inc.	28,789	156,036
#*	Gaia, Inc.	57,075	521,666
*	Glu Mobile, Inc.	431,398	3,800,616
*	Gray Television, Inc.	596,599	10,172,013
*	Gray Television, Inc., Class A	21,517	355,031
*	Hemisphere Media Group, Inc.	65,144	680,103
*	IDT Corp., Class B	243,518	3,416,558
*	iHeartMedia, Inc., Class A	63,783	927,405
*	IMAX Corp.	455,328	8,605,699
#	John Wiley & Sons, Inc., Class A	91,190	4,159,176
*	Liberty Latin America, Ltd., Class A	30,241	305,132
#*	Liberty Latin America, Ltd., Class C	81,138	802,455
#*	Liberty Media Corp.-Liberty Braves, Class A	43,183	1,181,487
*	Liberty Media Corp.-Liberty Braves, Class C	95,508	2,557,704
*	Liberty TripAdvisor Holdings, Inc., Class A	34,572	141,054
*	LICT Corp.	1	11,960
#*	Lions Gate Entertainment Corp., Class A	374,427	5,238,234
*	Lions Gate Entertainment Corp., Class B	398,360	4,923,730
#	Loral Space & Communications, Inc.	40,170	1,020,318
*	Madison Square Garden Entertainment Corp.	6,915	613,706
*	Marchex, Inc., Class B	4,169	12,173
#	Marcus Corp. (The)	156,247	2,749,947
#*	Mediaco Holding, Inc., Class A	3,168	11,151
#	Meredith Corp.	80,068	1,755,891
#*	MSG Networks, Inc., Class A	333,642	5,761,997
	National CineMedia, Inc.	397,249	1,654,542
*	Ooma, Inc.	4,506	60,696
*	ORBCOMM, Inc.	480,564	3,599,424
*	Pegasus Cos., Inc. (The)	41	13,981
*	QuinStreet, Inc.	351,604	7,443,457
#*	Reading International, Inc., Class A	143,496	810,752
#*	Reading International, Inc., Class B	11,620	244,020

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Saga Communications, Inc., Class A	52,100	$1,172,250
	Scholastic Corp.	111,100	2,863,026
#*	Sciplay Corp., Class A	29,723	474,676
	Shenandoah Telecommunications Co.	380,425	14,787,120
	Spok Holdings, Inc.	143,257	1,593,018
#*	SRAX, Inc.	4,419	15,246
*	Super League Gaming, Inc.	6,300	19,341
#*	TechTarget, Inc.	203,907	15,231,853
	TEGNA, Inc.	122,089	1,957,087
	Telephone and Data Systems, Inc.	316,458	5,933,587
	Townsquare Media, Inc., Class A	106,056	1,058,439
*	Travelzoo	62,696	690,283
	Tribune Publishing Co.	151,699	2,216,322
*	TrueCar, Inc.	382,515	1,713,667
*	United States Cellular Corp.	17,215	536,764
*	Vonage Holdings Corp.	205,748	2,567,735
*	Yelp, Inc.	159,589	5,201,006
#*	Zedge, Inc., Class B	78,010	567,133
TOTAL COMMUNICATION SERVICES			173,028,552
CONSUMER DISCRETIONARY — (14.3%)
#*	1-800-Flowers.com, Inc., Class A	286,391	8,800,795
	Abercrombie & Fitch Co., Class A	424,362	9,790,031
	Acushnet Holdings Corp.	157,675	6,436,294
*	Adient P.L.C.	510,792	16,493,474
*	Adtalem Global Education, Inc.	159,985	6,173,821
	AMCON Distributing Co.	5,890	659,679
#*	American Axle & Manufacturing Holdings, Inc.	749,453	6,602,681
#	American Eagle Outfitters, Inc.	245,698	5,574,888
*	American Outdoor Brands, Inc.	83,533	1,585,456
*	American Public Education, Inc.	63,634	1,831,387
*	America's Car-Mart, Inc.	62,800	7,459,384
	Ark Restaurants Corp.	36,613	678,073
*	Asbury Automotive Group, Inc.	129,191	18,423,929
#*	Aspen Group, Inc.	3,300	31,202
#*	At Home Group, Inc.	140,603	3,426,495
#	Bally's Corp.	57,863	3,036,650
*	Barnes & Noble Education, Inc.	187,168	1,096,804
	Bassett Furniture Industries, Inc.	83,006	1,608,656
#*	BBQ Holdings, Inc.	60,547	393,556
#*	Beazer Homes USA, Inc.	71,754	1,192,551
#	Bed Bath & Beyond, Inc.	219,859	7,767,618
#	Big Lots, Inc.	173,046	10,327,385
*	Biglari Holdings, Inc., Class A	969	553,377
*	Biglari Holdings, Inc., Class B	9,601	1,101,619
#*	BJ's Restaurants, Inc.	172,480	8,061,715
#	Bloomin' Brands, Inc.	330,820	6,970,377
	Bluegreen Vacations Holding Corp.	38,834	508,337
#*	Boot Barn Holdings, Inc.	216,916	12,416,272
#	Bowl America, Inc., Class A	55,406	534,114
#	Brinker International, Inc.	172,091	10,132,718
#	Buckle, Inc. (The)	61,918	2,434,616
#*	Build-A-Bear Workshop, Inc.	136,220	764,194
	Caleres, Inc.	227,259	3,433,883
#	Callaway Golf Co.	612,467	17,081,705
#	Camping World Holdings, Inc., Class A	34,951	1,193,926
	Canterbury Park Holding Corp.	10,905	146,672
#*	CarParts.com, Inc.	66,449	1,043,914
	Carriage Services, Inc.	184,714	6,117,728

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Carrols Restaurant Group, Inc.	302,461	$1,857,111
	Cato Corp. (The), Class A	187,036	2,126,599
*	Cavco Industries, Inc.	67,389	12,713,609
*	Century Communities, Inc.	176,097	8,265,993
#	Cheesecake Factory, Inc. (The)	162,026	7,286,309
#	Chico's FAS, Inc.	172,100	380,341
#	Children's Place, Inc. (The)	31,223	2,293,954
*	Chuy's Holdings, Inc.	130,985	4,594,954
	Citi Trends, Inc.	82,966	4,894,994
	Clarus Corp.	162,224	2,605,317
	Collectors Universe, Inc.	59,788	5,459,242
*	Conn's, Inc.	133,896	2,106,184
#*	Container Store Group, Inc. (The)	121,431	1,655,105
	Cooper Tire & Rubber Co.	379,551	13,948,499
*	Cooper-Standard Holdings, Inc.	77,936	2,377,827
	Core-Mark Holding Co., Inc.	272,320	8,352,054
*	Crocs, Inc.	326,746	22,878,755
	Crown Crafts, Inc.	12,250	93,223
	Culp, Inc.	149,674	2,309,470
	Dana, Inc.	367,361	7,112,109
#	Dave & Buster's Entertainment, Inc.	168,472	5,731,417
*	Del Taco Restaurants, Inc.	307,159	2,954,870
*	Delta Apparel, Inc.	78,234	1,566,245
#*	Denny's Corp.	496,091	7,803,511
#	Designer Brands, Inc., Class A	339,566	4,159,684
#	Dillard's, Inc., Class A	16,569	1,454,924
*	Dorman Products, Inc.	43,856	3,983,440
	Dover Motorsports, Inc.	77,259	165,334
#*	Duluth Holdings, Inc., Class B	26,501	330,467
	Educational Development Corp.	72,589	983,581
#*	El Pollo Loco Holdings, Inc.	267,761	5,448,936
	Escalade, Inc.	71,194	1,484,395
	Ethan Allen Interiors, Inc.	255,330	6,038,555
*	Everi Holdings, Inc.	329,857	4,314,530
	Extended Stay America, Inc.	262,340	3,851,151
#*	Fiesta Restaurant Group, Inc.	229,976	3,463,439
*	Flanigan's Enterprises, Inc.	21,606	504,932
	Flexsteel Industries, Inc.	77,196	2,633,928
*	Forward Industries, Inc.	5,843	18,405
#*	Fossil Group, Inc.	200,168	2,902,436
*	Fox Factory Holding Corp.	47,812	5,720,228
»	FRD Acquisition Co. Escrow Shares	294,513	0
*	Full House Resorts, Inc.	683	3,893
*	Genesco, Inc.	114,985	4,462,568
*	Gentherm, Inc.	245,636	15,047,661
#*	G-III Apparel Group, Ltd.	301,130	8,142,555
	Goodyear Tire & Rubber Co. (The)	371,167	3,915,812
#*	GoPro, Inc., Class A	343,265	3,072,222
	Graham Holdings Co., Class B	12,609	7,163,299
*	Green Brick Partners, Inc.	187,379	3,728,842
	Group 1 Automotive, Inc.	130,500	17,959,410
#*	GrowGeneration Corp.	11,474	495,562
#	Guess?, Inc.	497,835	11,559,729
#	Hamilton Beach Brands Holding Co., Class A	118,594	2,275,819
#	Haverty Furniture Cos., Inc.	130,427	4,263,659
	Haverty Furniture Cos., Inc., Class A	18,691	611,850
#*	Hibbett Sports, Inc.	57,996	3,273,874
*	Hilton Grand Vacations, Inc.	122,255	3,633,419
#	Hooker Furniture Corp.	87,240	2,628,541

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Horizon Global Corp.	83,729	$793,751
*	Houghton Mifflin Harcourt Co.	461,641	2,275,890
#*	Hovnanian Enterprises Inc., Class A	2,222	113,678
*	Installed Building Products, Inc.	166,109	17,429,817
#*	iRobot Corp.	62,592	7,517,299
*	J Alexander's Holdings, Inc.	92,421	678,370
#	Jack in the Box, Inc.	74,234	6,988,389
	Johnson Outdoors, Inc., Class A	72,568	7,912,089
#	Kontoor Brands, Inc.	71,047	2,566,218
#*	Koss Corp.	115,135	7,368,640
*	Lakeland Industries, Inc.	49,911	1,387,526
*	Lands' End, Inc.	48,971	1,352,089
*»	Lazare Kaplan International Inc.	81,643	11,479
	La-Z-Boy, Inc.	337,671	13,074,621
	LCI Industries	47,736	6,176,084
*	Leaf Group, Ltd.	108,784	587,434
#»	LEAR Corp.	498,411	0
#*	LGI Homes, Inc.	29,070	3,102,060
	Lifetime Brands, Inc.	106,529	1,480,753
#*	Lincoln Educational Services Corp.	3,145	18,524
#*	Lindblad Expeditions Holdings, Inc.	151,503	2,378,597
*	Liquidity Services, Inc.	211,398	4,126,489
#*	Live Ventures, Inc.	1,917	49,459
#*	Lovesac Co. (The)	20,822	1,177,276
*	Luby's, Inc.	8,544	24,607
*	Lumber Liquidators Holdings, Inc.	192,740	5,389,010
*	M/I Homes, Inc.	195,293	9,641,615
#*	Magnite, Inc.	52,377	1,814,339
*	Malibu Boats, Inc., Class A	141,382	9,912,292
#	Marine Products Corp.	185,819	3,025,133
#*	MarineMax, Inc.	144,058	6,025,946
#*	MasterCraft Boat Holdings, Inc.	60,575	1,546,480
	MDC Holdings, Inc.	435,790	22,669,796
*	Meritage Homes Corp.	74,993	6,018,938
#*	Michaels Cos., Inc. (The)	493,539	7,649,855
*	Modine Manufacturing Co.	260,064	3,263,803
*	Monarch Casino & Resort, Inc.	27,353	1,445,606
#	Monro, Inc.	44,370	2,594,314
*	Motorcar Parts of America, Inc.	142,810	3,231,790
	Movado Group, Inc.	126,566	2,614,854
	Nathan's Famous, Inc.	53,187	2,952,410
#*	Nautilus, Inc.	231,471	5,673,354
*	New Home Co., Inc. (The)	100,546	528,872
	Nobility Homes, Inc.	15,315	386,704
#*	Noodles & Co.	111,571	945,006
	ODP Corp. (The)	347,119	14,818,510
	OneSpaWorld Holdings Ltd.	8,265	78,435
#	Oxford Industries, Inc.	129,087	8,421,636
	Papa John's International, Inc.	65,670	6,716,728
#	Patrick Industries, Inc.	170,393	11,767,341
*	Perdoceo Education Corp.	558,680	6,609,184
#	PetMed Express, Inc.	151,729	5,796,048
*	Playa Hotels & Resorts NV	293,509	1,561,468
#*	Potbelly Corp.	82,372	443,985
#*	Purple Innovation, Inc.	134,602	4,581,852
*	QEP Co., Inc.	8,890	230,082
*	Quotient Technology, Inc.	132,967	1,178,088
#	RCI Hospitality Holdings, Inc.	32,826	1,263,144
#*	Red Lion Hotels Corp.	58,557	199,094

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Red Robin Gourmet Burgers, Inc.	69,040	$1,808,158
	Red Rock Resorts, Inc., Class A	26,533	622,995
#*	Regis Corp.	269,843	2,560,810
	Rent-A-Center, Inc.	201,205	8,712,177
#*	Revolve Group, Inc.	62,300	2,315,068
	Rocky Brands, Inc.	56,472	1,946,025
#	Ruth's Hospitality Group, Inc.	263,785	4,798,249
#*	Sally Beauty Holdings, Inc.	450,078	6,796,178
*	SeaWorld Entertainment, Inc.	99,614	2,845,972
*	Select Interior Concepts, Inc., Class A	1,444	10,787
#*	Shake Shack, Inc., Class A	30,091	3,412,921
#	Shoe Carnival, Inc.	94,638	4,447,040
	Shutterstock, Inc.	146,902	9,547,161
#	Signet Jewelers, Ltd.	400,802	16,280,577
	Six Flags Entertainment Corp.	1,101	37,654
*	Skyline Champion Corp.	197,602	6,645,355
*	Sleep Number Corp.	232,280	25,025,847
#	Smith & Wesson Brands, Inc.	362,932	6,010,154
#	Sonic Automotive, Inc., Class A	308,306	12,618,965
*	Sonos, Inc.	226,760	5,929,774
*	Sportsman's Warehouse Holdings, Inc.	64,552	1,130,951
	Standard Motor Products, Inc.	171,372	6,722,924
	Steven Madden, Ltd.	79,865	2,683,464
*	Stoneridge, Inc.	235,367	6,460,824
	Strategic Education, Inc.	368	32,520
	Strattec Security Corp.	33,460	1,831,935
#*	Stride, Inc.	307,962	7,930,022
	Superior Group of Cos, Inc.	114,659	2,617,665
#*	Superior Industries International, Inc.	10,571	48,838
*	Tandy Leather Factory, Inc.	58,688	193,670
#*	Tenneco, Inc., Class A	154,946	1,564,955
	Tilly's, Inc., Class A	131,431	1,288,024
*	TravelCenters of America, Inc.	42,088	1,156,999
#*	Tri Pointe Homes, Inc.	501,149	10,123,210
*	Tupperware Brands Corp.	127,967	3,849,247
#*	Turtle Beach Corp.	2,100	62,790
*	Unifi, Inc.	161,681	3,872,260
*	Universal Electronics, Inc.	123,302	6,687,900
*	Universal Technical Institute, Inc.	92,105	559,998
*	Urban Outfitters, Inc.	165,707	4,545,343
#*	Veoneer, Inc.	6,356	167,099
*	Vera Bradley, Inc.	2,996	25,316
*	Vince Holding Corp.	2,376	19,459
*	Vista Outdoor, Inc.	640,241	18,675,830
*	Visteon Corp.	78,426	9,997,746
*	VOXX International Corp.	90,456	1,689,718
#*	Vuzix Corp.	9,749	107,726
	Weyco Group, Inc.	109,385	1,887,985
	Winmark Corp.	42,718	7,288,972
#	Winnebago Industries, Inc.	245,994	16,988,346
	Wolverine World Wide, Inc.	148,805	4,261,775
#*	WW International, Inc.	229,455	6,094,325
*	ZAGG, Inc.	155,163	645,478
#*	Zovio, Inc.	100,203	513,039
*	Zumiez, Inc.	202,338	8,716,721
TOTAL CONSUMER DISCRETIONARY			975,352,540
CONSUMER STAPLES — (3.8%)
	Alico, Inc.	74,648	2,217,046

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Andersons, Inc. (The)	238,147	$5,477,381
*	Bridgford Foods Corp.	72,953	1,221,963
#	Calavo Growers, Inc.	133,924	10,198,313
*	Cal-Maine Foods, Inc.	180,299	6,912,664
#*	Central Garden & Pet Co.	74,584	3,154,157
*	Central Garden & Pet Co., Class A	300,481	11,718,759
#*	Chefs' Warehouse, Inc. (The)	234,883	6,409,957
	Coca-Cola Consolidated, Inc.	53,501	14,277,277
*	Coffee Holding Co., Inc.	43,125	204,844
	Edgewell Personal Care Co.	356,114	11,894,208
*	elf Beauty, Inc.	191,320	4,163,123
#	Energizer Holdings, Inc.	11,563	506,922
#*	Farmer Bros Co.	96,390	505,084
#	Fresh Del Monte Produce, Inc.	55,688	1,362,685
#*	Hostess Brands, Inc.	645,792	9,912,907
#	Ingles Markets, Inc., Class A	123,817	5,888,737
	Inter Parfums, Inc.	239,734	14,906,660
	J&J Snack Foods Corp.	18,788	2,868,176
	John B. Sanfilippo & Son, Inc.	75,612	6,081,473
*	Landec Corp.	244,158	2,602,724
#*	Lifevantage Corp.	28,493	254,727
#*	Lifeway Foods, Inc.	4,260	25,645
	Limoneira Co.	61,356	979,855
	Mannatech, Inc.	11,825	223,492
	Medifast, Inc.	90,463	21,228,952
#	MGP Ingredients, Inc.	141,007	8,164,305
#	Natura & Co. Holding SA, ADR	74,415	1,325,331
*	Natural Alternatives International, Inc.	74,759	1,074,287
	Natural Grocers by Vitamin Cottage, Inc.	121,263	2,019,029
#	Natural Health Trends Corp.	5,957	32,287
*	Nature's Sunshine Products, Inc.	163,358	2,621,896
*	NewAge, Inc.	78,685	239,989
	Nu Skin Enterprises, Inc., Class A	90,512	5,237,929
	Oil-Dri Corp. of America	56,732	1,966,898
	PriceSmart, Inc.	101,598	9,538,020
#*	Rite Aid Corp.	26,748	703,205
#	Rocky Mountain Chocolate Factory, Inc.	70,528	300,449
#*	S&W Seed Co.	45,994	160,979
*	Seneca Foods Corp., Class A	54,757	1,984,941
*	Seneca Foods Corp., Class B	11,120	428,120
*	Simply Good Foods Co. (The)	290,680	8,296,007
	SpartanNash Co.	290,851	5,386,561
*	Sprouts Farmers Market, Inc.	235,064	5,324,200
#	Tootsie Roll Industries, Inc.	14,143	559,780
*	TreeHouse Foods, Inc.	26,455	1,117,195
#	Turning Point Brands, Inc.	104,400	4,917,240
#*	United Natural Foods, Inc.	320,690	8,684,285
	United-Guardian, Inc.	39,576	552,877
	Universal Corp.	130,773	5,998,558
*	USANA Health Sciences, Inc.	53,103	4,394,804
	Vector Group, Ltd.	808,904	9,496,533
#	Village Super Market, Inc., Class A	81,767	1,722,831
#	WD-40 Co.	35,387	10,772,157
#	Weis Markets, Inc.	196,657	9,691,257
*	Willamette Valley Vineyards, Inc.	3,868	26,844
TOTAL CONSUMER STAPLES			257,936,525
ENERGY — (3.7%)
	Adams Resources & Energy, Inc.	40,344	976,728

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Alto Ingredients, Inc.	84,083	$570,083
*	Antero Resources Corp.	709,378	4,923,083
	Arch Resources, Inc.	114,254	5,475,052
#	Archrock, Inc.	782,678	6,942,354
#	Ardmore Shipping Corp.	227,073	726,634
#*	Aspen Aerogels, Inc.	89,273	1,790,816
	Berry Corp.	270,137	1,040,027
#*	Bonanza Creek Energy, Inc.	189,800	3,921,268
#*	Bristow Group, Inc.	50,717	1,227,859
	Cactus, Inc., Class A	56,208	1,472,650
*	Centrus Energy Corp., Class A	4,931	100,149
*	ChampionX Corp.	105,128	1,607,407
	Cimarex Energy Co.	4,271	180,151
#*	Clean Energy Fuels Corp.	674,629	6,901,455
#*	CNX Resources Corp.	1,518,176	19,235,290
#*	Comstock Resources, Inc.	59,287	269,756
#*	CONSOL Energy, Inc.	120,150	975,618
#	Core Laboratories NV	99,353	3,276,662
#*	Dawson Geophysical Co.	117,952	304,316
	Delek US Holdings, Inc.	144,605	2,712,790
	Devon Energy Corp.	10,618	174,772
	DHT Holdings, Inc.	1,284,238	6,896,358
#	DMC Global, Inc.	114,421	6,541,449
*	Dorian LPG, Ltd.	395,199	4,580,356
*	Dril-Quip, Inc.	258,540	7,787,225
*	Earthstone Energy, Inc., Class A	127,547	655,592
*	ENGlobal Corp.	36,078	243,526
	EnLink Midstream LLC	276,491	1,075,550
	Evolution Petroleum Corp.	169,084	537,687
*	Exterran Corp.	115,802	500,265
#*	Forum Energy Technologies, Inc.	4,992	74,031
*	Frank's International NV	741,789	2,062,173
#	GasLog, Ltd.	320,134	1,312,549
*	Geospace Technologies Corp.	112,901	920,143
*	Gevo, Inc.	78,829	800,903
*	Goodrich Petroleum Corp.	33,705	325,927
#*	Green Plains, Inc.	178,169	3,422,626
*	Gulf Island Fabrication, Inc.	85,682	291,319
#*	Helix Energy Solutions Group, Inc.	1,119,950	4,614,194
	Helmerich & Payne, Inc.	65,625	1,593,375
*	Houston American Energy Corp.	24,348	55,513
#	International Seaways, Inc.	232,139	3,716,545
	Kosmos Energy, Ltd.	79,942	177,471
*	Laredo Petroleum, Inc.	16,133	375,415
#	Liberty Oilfield Services, Inc., Class A	82,600	992,852
#*	Magnolia Oil & Gas Corp., Class A	94,631	801,525
#*	Mammoth Energy Services, Inc.	19,051	74,870
#*	Matador Resources Co.	760,636	11,622,518
*	Mind Technology, Inc.	28,399	60,774
#	Murphy Oil Corp.	203,466	2,516,874
#	Nabors Industries, Ltd.	38,143	2,724,173
	NACCO Industries, Inc., Class A	41,154	986,461
#*	National Energy Services Reunited Corp.	1,058	11,405
*	Natural Gas Services Group, Inc.	75,635	619,451
	Navios Maritime Acquisition Corp.	10,764	36,275
*	Newpark Resources, Inc.	373,253	892,075
#*	NexTier Oilfield Solutions, Inc.	865,054	2,871,979
*	Nine Energy Service, Inc.	5,000	12,950
#	Nordic American Tankers, Ltd.	297,433	880,402

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Oceaneering International, Inc.	708,470	$5,986,571
*	Oil States International, Inc.	337,634	1,890,750
*	Overseas Shipholding Group, Inc., Class A	314,157	650,305
*	Par Pacific Holdings, Inc.	299,188	3,973,217
#	Patterson-UTI Energy, Inc.	1,087,544	6,688,396
#	PBF Energy, Inc., Class A	17,685	149,792
*	PDC Energy, Inc.	553,183	12,009,603
#*	Peabody Energy Corp.	340,536	1,304,253
#*	Penn Virginia Corp.	70,176	704,567
	PHX Minerals, Inc.	92,844	255,321
*	ProPetro Holding Corp.	383,090	3,060,889
	Range Resources Corp.	1,547,124	14,249,012
#*	Renewable Energy Group, Inc.	245,346	21,983,002
*	REX American Resources Corp.	52,154	3,989,781
#*	Ring Energy, Inc.	7,099	7,951
#*	RPC, Inc.	355,311	1,584,687
#	Scorpio Tankers, Inc.	346,936	4,315,884
#*	SEACOR Marine Holdings, Inc.	73,203	197,648
*	Select Energy Services, Inc., Class A	396,320	1,989,526
#	SFL Corp., Ltd.	508,411	3,213,157
*	SilverBow Resources, Inc.	53,943	292,910
	SM Energy Co.	103,038	864,489
#*	Smart Sand, Inc.	6,860	12,485
	Solaris Oilfield Infrastructure, Inc., Class A	171,949	1,564,736
#*	Southwestern Energy Co.	2,062,931	7,777,250
#*	Talos Energy, Inc.	227,960	1,928,542
#*	Teekay Tankers, Ltd., Class A	110,782	1,135,515
#*	Tidewater, Inc.	162,681	1,543,843
#	US Silica Holdings, Inc.	9,999	81,392
#*	VAALCO Energy, Inc.	26,998	58,856
#*	W&T Offshore, Inc.	553,668	1,339,877
	World Fuel Services Corp.	289,669	8,860,975
TOTAL ENERGY			252,134,878
FINANCIALS — (19.3%)
#	1st Constitution Bancorp	37,036	571,465
	1st Source Corp.	198,015	7,791,890
	ACNB Corp.	27,741	694,912
*	Affinity Bancshares, Inc.	847	9,046
#	Alerus Financial Corp.	3,573	85,966
#	Allegiance Bancshares, Inc.	136,307	4,795,280
	Altabancorp	70,236	2,262,302
	A-Mark Precious Metals, Inc.	62,727	1,792,738
*	Ambac Financial Group, Inc.	228,043	3,288,380
	American Equity Investment Life Holding Co.	298,795	8,721,826
	American National Bankshares, Inc.	62,281	1,740,754
	American National Group, Inc.	7,485	661,524
#	American River Bankshares	34,637	447,510
	Ameris Bancorp	449,832	17,592,930
	AMERISAFE, Inc.	147,445	8,183,197
#	AmeriServ Financial, Inc.	148,132	503,649
	Ames National Corp.	409	9,207
	Argo Group International Holdings, Ltd.	162,669	6,563,694
	Arrow Financial Corp.	147,232	4,328,621
#*	Assetmark Financial Holdings Inc	10,297	237,037
	Associated Banc-Corp	299,216	5,367,935
#	Associated Capital Group, Inc., Class A	11,343	372,504
	Assured Guaranty, Ltd.	83,334	2,979,190
*	Atlantic American Corp.	7,131	17,043

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Atlantic Capital Bancshares, Inc.	157,996	$2,826,548
	Atlantic Union Bankshares Corp.	128,852	4,231,500
*	Atlanticus Holdings Corp.	115,004	2,959,053
#	Auburn National BanCorp, Inc.	11,571	457,402
*	Axos Financial, Inc.	274,883	10,706,693
	Banc of California, Inc.	429,838	7,242,770
#	BancFirst Corp.	239,634	13,810,107
*	Bancorp, Inc. (The)	517,212	8,673,645
	BancorpSouth Bank	81,943	2,265,724
	Bank of Commerce Holdings	91,562	927,523
#	Bank of Hawaii Corp.	24,310	1,900,799
	Bank of Marin Bancorp	72,200	2,681,508
	Bank of NT Butterfield & Son, Ltd. (The)	112,051	3,407,471
	BankFinancial Corp.	142,451	1,207,984
	BankUnited, Inc.	39,665	1,374,392
	Bankwell Financial Group, Inc.	34,758	676,043
	Banner Corp.	263,148	11,639,036
#	Bar Harbor Bankshares	93,972	2,021,338
#*	Baycom Corp.	27,474	403,868
	BCB Bancorp, Inc.	84,839	973,952
	Berkshire Hills Bancorp, Inc.	309,707	5,134,942
*	Blucora, Inc.	305,788	5,063,849
	Boston Private Financial Holdings, Inc.	756,051	9,216,262
*	Bridgewater Bancshares, Inc.	9,391	120,580
	BrightSphere Investment Group, Inc.	511,151	9,369,398
	Brookline Bancorp, Inc.	659,160	8,298,824
	Bryn Mawr Bank Corp.	163,867	5,092,986
#	Business First Bancshares, Inc.	1,283	26,045
	Byline Bancorp, Inc.	73,658	1,183,684
	C&F Financial Corp.	22,344	879,683
	Cadence BanCorp	512,759	9,188,641
»	Calamos Asset Management, Inc., Class A	142,949	0
	California First National Bancorp	33,262	550,819
	Cambridge Bancorp	1,475	108,413
	Camden National Corp.	128,271	4,816,576
#	Capital City Bank Group, Inc.	77,138	1,722,492
#	Capitol Federal Financial, Inc.	842,390	10,462,484
	Capstar Financial Holdings, Inc.	70,095	1,016,378
#*	Carver Bancorp, Inc.	3,012	24,668
	Cathay General Bancorp	119,902	4,055,086
	CBTX, Inc.	19,133	503,581
#	CCUR Holdings, Inc.	34,201	99,183
	Central Pacific Financial Corp.	195,459	3,885,725
	Central Valley Community Bancorp	66,253	1,013,671
	Century Bancorp, Inc., Class A	24,401	1,932,559
#	Chemung Financial Corp.	6,350	212,471
	CIT Group, Inc.	23,915	882,464
	Citizens & Northern Corp.	66,871	1,277,905
#	Citizens Community Bancorp, Inc.	6,800	75,004
	Citizens Holding Co.	11,132	224,755
#*	Citizens, Inc.	389,685	2,357,594
	City Holding Co.	116,802	8,065,178
	Civista Bancshares, Inc.	71,272	1,215,188
	CNB Financial Corp.	92,723	1,949,965
	Codorus Valley Bancorp, Inc.	39,938	631,020
	Cohen & Steers, Inc.	46,083	3,018,436
#	Colony Bankcorp, Inc.	43,598	603,832
#	Columbia Banking System, Inc.	139,889	5,388,524
*	Columbia Financial, Inc.	44,552	686,992

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community Bankers Trust Corp.	10,065	$72,669
	Community Trust Bancorp, Inc.	161,814	5,899,738
	Community West Bancshares	17,312	152,519
	ConnectOne Bancorp, Inc.	274,939	5,842,454
#*	Consumer Portfolio Services, Inc.	127,406	535,105
	County Bancorp, Inc.	700	15,141
#	Cowen, Inc., Class A	74,846	1,882,377
	Crawford & Co., Class A	281,599	2,142,968
	Crawford & Co., Class B	155,433	1,218,610
*	CrossFirst Bankshares, Inc.	3,066	35,259
#	Curo Group Holdings Corp.	12,523	181,959
*	Customers Bancorp, Inc.	146,120	3,246,786
	CVB Financial Corp.	67,506	1,311,642
	Diamond Hill Investment Group, Inc.	12,604	1,868,291
	Dime Community Bancshares, Inc.	348,826	5,546,333
	Dime Community Bancshares, Inc.	147,494	3,603,278
	Donegal Group, Inc., Class A	195,737	2,714,872
	Donegal Group, Inc., Class B	34,951	436,188
*	Donnelley Financial Solutions, Inc.	119,327	2,134,760
	Eagle Bancorp Montana, Inc.	578	12,363
	Eagle Bancorp, Inc.	200,249	8,508,580
#*	eHealth, Inc.	129,289	6,186,479
#*	Elevate Credit, Inc.	4,300	18,404
	Elmira Savings Bank	516	6,409
	Employers Holdings, Inc.	226,428	6,906,054
#*	Encore Capital Group, Inc.	238,170	7,073,649
*	Enova International, Inc.	275,497	6,226,232
	Enterprise Bancorp, Inc.	54,170	1,372,668
	Enterprise Financial Services Corp.	213,887	7,552,350
*	Equity Bancshares, Inc., Class A	85,437	1,886,449
	ESSA Bancorp, Inc.	58,904	841,149
#	Evans Bancorp, Inc.	27,164	807,314
	Evercore, Inc., Class A	61,121	6,668,301
*	EZCORP, Inc., Class A	331,451	1,488,215
#	Farmers & Merchants Bancorp, Inc.	500	11,450
	Farmers National Banc Corp.	155,135	2,066,398
#	FB Financial Corp.	268,027	10,013,489
	FBL Financial Group, Inc., Class A	184,230	10,324,249
	Federal Agricultural Mortgage Corp., Class A	4,200	281,652
	Federal Agricultural Mortgage Corp., Class C	80,626	6,127,576
	Federated Hermes, Inc., Class B	197,162	5,323,374
	FedNat Holding Co.	115,452	600,350
*	FG Financial Group, Inc.	3,204	11,502
	Financial Institutions, Inc.	129,897	2,973,342
*	First Acceptance Corp.	39,843	56,179
	First Bancorp	228,155	7,770,959
	First BanCorp	1,576,127	14,342,756
	First Bancorp, Inc. (The)	79,876	1,919,420
	First Bancshares, Inc. (The)	69,287	2,074,453
	First Bank	81,142	734,335
	First Busey Corp.	390,947	8,080,874
	First Business Financial Services, Inc.	48,367	931,548
#	First Capital, Inc.	350	16,797
	First Choice Bancorp	300	5,898
	First Commonwealth Financial Corp.	738,487	8,662,453
	First Community Bancshares, Inc.	130,387	2,798,105
	First Community Corp.	22,336	379,489
	First Financial Bancorp	174,717	3,200,815
	First Financial Corp.	94,219	3,617,067

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Northwest, Inc.	64,786	$825,374
	First Foundation, Inc.	298,195	6,041,431
	First Hawaiian, Inc.	76,057	1,768,325
	First Internet Bancorp	42,122	1,289,776
	First Interstate BancSystem, Inc., Class A	134,703	5,207,618
	First Merchants Corp.	360,232	13,569,939
#	First Mid Bancshares, Inc.	66,495	2,252,186
#	First Midwest Bancorp, Inc.	371,190	6,135,771
	First Northwest Bancorp	55,108	754,980
	First of Long Island Corp. (The)	111,146	1,859,473
	First United Corp.	44,702	698,692
	FirstCash, Inc.	21,295	1,253,850
	Flagstar Bancorp, Inc.	380,335	16,297,355
*	FlexShopper, Inc.	9,437	26,518
	Flushing Financial Corp.	260,907	4,769,380
	FNB Corp.	42,052	414,633
	FS Bancorp, Inc.	20,870	1,119,049
	Fulton Financial Corp.	325,170	4,357,278
#*	FVCBankcorp, Inc.	893	13,779
	GAMCO Investors, Inc., Class A	87,106	1,551,358
*	Genworth Financial, Inc., Class A	171,929	488,278
#	German American Bancorp, Inc.	157,885	5,341,250
#	Glen Burnie Bancorp	1,500	16,950
#	Global Indemnity Group LLC, Class A	73,324	1,998,079
	Goosehead Insurance, Inc., Class A	7,106	949,362
	Great Southern Bancorp, Inc.	123,298	6,062,563
	Great Western Bancorp, Inc.	178,848	4,292,352
*	Green Dot Corp., Class A	162,818	8,178,348
	Greenhill & Co., Inc.	43,395	503,816
#*	Greenlight Capital Re, Ltd., Class A	222,806	1,673,273
#	Guaranty Bancshares, Inc.	19,511	651,277
	Guaranty Federal Bancshares, Inc.	17,656	307,744
*	Hallmark Financial Services, Inc.	95,236	342,850
	Hancock Whitney Corp.	32,296	1,102,585
	Hanmi Financial Corp.	281,326	3,887,925
*	HarborOne Bancrop, Inc.	244,536	2,655,661
	Hawthorn Bancshares, Inc.	11,290	207,284
#	HBT Financial, Inc.	2,608	38,937
#	HCI Group, Inc.	101,942	5,671,033
	Heartland Financial USA, Inc.	216,731	9,245,744
#	Hennessy Advisors, Inc.	3,186	27,304
	Heritage Commerce Corp.	322,525	2,831,769
	Heritage Financial Corp.	283,853	6,698,931
	Heritage Insurance Holdings, Inc.	145,742	1,358,315
	Hingham Institution For Savings (The)	14,873	3,261,054
*	HMN Financial, Inc.	37,346	669,240
	Home Bancorp, Inc.	37,837	1,065,490
	Home BancShares, Inc.	49,204	1,043,125
	HomeStreet, Inc.	190,833	6,946,321
	HomeTrust Bancshares, Inc.	60,854	1,277,934
	Hope Bancorp, Inc.	838,666	9,376,286
	Horace Mann Educators Corp.	308,547	12,085,786
	Horizon Bancorp, Inc.	296,312	4,690,619
*	Howard Bancorp, Inc.	79,367	960,341
	Independence Holding Co.	37,556	1,446,282
	Independent Bank Corp.	104,237	7,826,114
	Independent Bank Corp.	13,428	246,538
	Independent Bank Group, Inc.	168,509	10,349,823
	International Bancshares Corp.	158,903	6,008,122

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investar Holding Corp.	48,005	$774,321
	Investors Bancorp, Inc.	520,885	5,995,386
	Investors Title Co.	20,942	2,994,706
	James River Group Holdings, Ltd.	223,916	9,959,784
	Kearny Financial Corp.	717,251	7,423,548
	Kentucky First Federal Bancorp	40,640	255,219
	Kingstone Cos., Inc.	63,452	444,799
	Kinsale Capital Group, Inc.	43,382	8,136,728
	Lake Shore Bancorp, Inc.	4,212	55,598
	Lakeland Bancorp, Inc.	389,982	5,112,664
	Lakeland Financial Corp.	195,714	11,488,412
	Landmark Bancorp, Inc.	20,671	488,042
#	LCNB Corp.	27,122	417,136
*	LendingClub Corp.	387,031	4,199,286
	Level One Bancorp, Inc.	820	17,097
#	Live Oak Bancshares, Inc.	156,534	6,242,576
	Luther Burbank Corp.	56,724	555,328
	Macatawa Bank Corp.	235,642	1,955,829
	Mackinac Financial Corp.	51,008	638,620
*	Magyar Bancorp, Inc.	15,818	167,671
#*	Maiden Holdings, Ltd.	568,976	1,308,645
*	Malvern Bancorp, Inc.	17,009	269,082
#	Manning & Napier, Inc.	8,306	50,833
	Marlin Business Services Corp.	67,055	955,534
#*	MBIA, Inc.	476,385	2,925,004
	Mercantile Bank Corp.	123,100	3,342,165
	Merchants Bancorp	20,525	612,056
#	Mercury General Corp.	96,360	5,108,044
	Meridian Bancorp, Inc.	451,045	6,833,332
	Meta Financial Group, Inc.	287,658	11,112,229
*	Metropolitan Bank Holding Corp.	10,822	429,201
#	Mid Penn Bancorp, Inc.	7,855	170,925
	Middlefield Banc Corp.	1,832	37,556
	Midland States Bancorp, Inc.	115,700	2,127,723
	MidWestOne Financial Group, Inc.	68,758	1,690,759
#*	MMA Capital Holdings, Inc.	6,135	145,277
	Moelis & Co., Class A	103,388	5,139,417
*	Mr Cooper Group, Inc.	424,271	11,552,899
	MVB Financial Corp.	7,224	161,890
	National Bank Holdings Corp., Class A	248,513	8,268,028
#*	National Holdings Corp.	522	1,707
	National Security Group, Inc. (The)	14,003	158,934
	National Western Life Group, Inc., Class A	26,122	4,701,960
	Navient Corp.	389,281	4,381,358
	NBT Bancorp, Inc.	321,673	10,618,426
	Nelnet, Inc., Class A	40,154	2,762,194
»	NewStar Financial, Inc.	218,406	22,190
*	NI Holdings, Inc.	18,496	314,432
*	Nicholas Financial, Inc.	57,620	528,952
*	Nicolet Bankshares, Inc.	44,423	3,011,435
*	NMI Holdings, Inc., Class A	613,020	13,002,154
#*	Northeast Bank	41,747	1,087,927
	Northfield Bancorp, Inc.	388,427	4,800,958
	Northrim BanCorp, Inc.	50,171	1,611,493
	Northwest Bancshares, Inc.	956,155	12,190,976
	Norwood Financial Corp.	19,021	469,438
	OceanFirst Financial Corp.	440,819	8,005,273
*	Ocwen Financial Corp.	3,761	91,994
	OFG Bancorp	404,726	6,953,193

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Ohio Valley Banc Corp.	17,710	$380,588
	Old National Bancorp	334,620	5,618,270
	Old Second Bancorp, Inc.	93,180	915,028
	Oppenheimer Holdings, Inc., Class A	57,414	1,990,543
	Origin Bancorp, Inc.	19,987	631,389
	Orrstown Financial Services, Inc.	35,636	616,859
*	Pacific Mercantile Bancorp	138,509	817,203
#	Pacific Premier Bancorp, Inc.	534,293	17,765,242
	PacWest Bancorp	57,947	1,749,420
#*	Palomar Holdings, Inc.	52,536	5,232,060
#	Park National Corp.	41,689	4,502,829
	Parke Bancorp, Inc.	24,040	416,373
	Pathfinder Bancorp, Inc.	100	1,185
#	Patriot National Bancorp, Inc.	1,132	11,297
	PCSB Financial Corp.	59,500	876,733
	Peapack-Gladstone Financial Corp.	153,735	3,615,847
	Penns Woods Bancorp, Inc.	54,091	1,165,120
	Pennymac Financial Services, Inc.	26,316	1,526,328
	Peoples Bancorp of North Carolina, Inc.	18,152	364,855
	Peoples Bancorp, Inc.	160,092	4,882,806
	Piper Sandler Cos.	134,207	12,257,125
	PJT Partners, Inc., Class A	46,170	3,185,268
#*	PRA Group, Inc.	336,231	11,085,536
	Preferred Bank	133,662	6,454,538
	Premier Financial Bancorp, Inc.	91,784	1,410,720
	Premier Financial Corp.	303,196	8,416,721
	ProAssurance Corp.	160,764	2,946,804
#	Protective Insurance Corp., Class A	4,882	75,476
	Protective Insurance Corp., Class B	68,889	969,268
	Provident Financial Holdings, Inc.	72,903	1,170,093
	Provident Financial Services, Inc.	428,081	7,928,060
#	Prudential Bancorp, Inc.	42,648	503,673
	Pzena Investment Management, Inc., Class A	109,807	911,398
	QCR Holdings, Inc.	95,248	3,693,717
*	Randolph Bancorp, Inc.	3,714	70,566
	RBB Bancorp	22,657	376,106
	Regional Management Corp.	88,592	2,507,154
	Reliant Bancorp, Inc.	749	15,392
#	Renasant Corp.	345,294	12,223,408
	Republic Bancorp, Inc., Class A	172,853	6,238,265
#*	Republic First Bancorp, Inc.	230,282	644,790
	Riverview Bancorp, Inc.	154,293	803,867
	S&T Bancorp, Inc.	258,550	6,567,170
#*	Safeguard Scientifics, Inc.	170,403	1,163,852
	Safety Insurance Group, Inc.	117,951	8,662,321
	Salisbury Bancorp, Inc.	8,588	314,922
	Sandy Spring Bancorp, Inc.	292,273	9,712,232
#	SB Financial Group, Inc.	6,574	113,599
*	Seacoast Banking Corp. of Florida	343,757	10,467,401
*	Security National Financial Corp., Class A	41,560	357,416
#*	Select Bancorp, Inc.	57,073	538,769
#	ServisFirst Bancshares, Inc.	228,909	9,403,582
	Severn Bancorp, Inc.	1,621	12,401
	Shore Bancshares, Inc.	60,853	806,302
	Sierra Bancorp	118,142	2,583,766
	Silvercrest Asset Management Group, Inc., Class A	12,210	186,935
	Simmons First National Corp., Class A	226,713	5,599,811
	SmartFinancial, Inc.	55,823	1,105,295
	Sound Financial Bancorp, Inc.	300	9,894

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Southern First Bancshares, Inc.	43,830	$1,757,583
	Southern Missouri Bancorp, Inc.	41,238	1,263,945
	Southern National Bancorp of Virginia, Inc.	129,920	1,568,134
	Southside Bancshares, Inc.	256,034	8,031,787
	Spirit of Texas Bancshares, Inc.	6,004	107,712
	State Auto Financial Corp.	248,520	4,110,521
	Sterling Bancorp	43,446	802,013
	Sterling Bancorp, Inc.	50,806	237,772
	Stewart Information Services Corp.	204,051	9,463,885
	Stock Yards Bancorp, Inc.	194,594	8,795,649
*	StoneX Group, Inc.	151,167	8,090,458
	Summit Financial Group, Inc.	52,322	1,083,065
	Summit State Bank	2,078	29,736
	Territorial Bancorp, Inc.	65,287	1,557,748
*	Texas Capital Bancshares, Inc.	14,992	902,818
*	Third Point Reinsurance, Ltd.	762,685	7,039,583
	Timberland Bancorp, Inc.	71,416	1,803,254
	Tiptree, Inc.	261,185	1,271,971
	Tompkins Financial Corp.	110,044	7,358,642
	Towne Bank	227,145	5,269,764
	TriCo Bancshares	226,614	8,452,702
*	TriState Capital Holdings, Inc.	233,279	4,280,670
*	Triumph Bancorp, Inc.	201,080	11,529,927
	TrustCo Bank Corp. NY	919,877	5,721,635
	Trustmark Corp.	421,373	11,575,116
	UMB Financial Corp.	24,753	1,756,720
	Umpqua Holdings Corp.	225,474	3,271,628
*	Unico American Corp.	109,255	579,052
#	Union Bankshares, Inc.	14,917	405,742
	United Bancorp, Inc.	2,991	40,648
	United Bancshares, Inc.	6,297	153,710
	United Community Banks, Inc.	210,721	6,285,807
	United Fire Group, Inc.	236,025	6,500,128
	United Insurance Holdings Corp.	214,569	1,090,011
	United Security Bancshares	105,167	718,291
	Unity Bancorp, Inc.	56,000	1,052,800
	Universal Insurance Holdings, Inc.	304,494	4,077,175
	Univest Financial Corp.	231,270	5,192,011
#	US Global Investors, Inc., Class A	13,266	73,626
#	Value Line, Inc.	74,436	2,292,629
	Veritex Holdings, Inc.	74,107	1,894,175
#	Victory Capital Holdings, Inc., Class A	3,874	82,206
	Virtus Investment Partners, Inc.	65,364	13,726,440
	Waddell & Reed Financial, Inc., Class A	430,585	10,889,495
	Walker & Dunlop, Inc.	247,460	20,370,907
	Washington Federal, Inc.	192,383	5,036,587
	Washington Trust Bancorp, Inc.	151,205	6,589,514
	Waterstone Financial, Inc.	227,789	4,207,263
	WesBanco, Inc.	421,523	12,224,167
	West BanCorp, Inc.	111,358	2,293,975
	Westamerica BanCorp	113,750	6,349,525
	Western New England Bancorp, Inc.	215,781	1,383,156
	Westwood Holdings Group, Inc.	59,717	707,049
	Wintrust Financial Corp.	119	7,163
#	WisdomTree Investments, Inc.	522,112	2,785,468
#*	World Acceptance Corp.	64,898	9,307,671
	WSFS Financial Corp.	364,709	15,671,546
	WVS Financial Corp.	12,581	184,941
TOTAL FINANCIALS			1,316,632,625

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (11.2%)
#*	Abeona Therapeutics, Inc.	12,761	$24,374
*	Acadia Healthcare Co., Inc.	47,240	2,394,123
#*	Accuray, Inc.	469,615	2,319,898
#»	Achillion Pharmaceuticals, Inc.	895,529	1,271,651
*	Addus HomeCare Corp.	120,946	13,612,472
*	Adial Pharmaceuticals, Inc.	5,872	12,625
*	Adicet Bio, Inc.	6	74
#*	Adverum Biotechnologies, Inc.	170,103	2,097,370
#*	Aeglea BioTherapeutics, Inc.	47,974	333,419
#*	Akebia Therapeutics, Inc.	330,406	1,070,515
*	Albireo Pharma, Inc.	46,334	1,699,068
#*	Aldeyra Therapeutics, Inc.	10,958	122,730
*	Allscripts Healthcare Solutions, Inc.	1,011,644	16,692,126
#*	Alpine Immune Sciences, Inc.	3,775	48,584
#*	American Shared Hospital Services	36,865	92,900
*	AMN Healthcare Services, Inc.	55,384	3,994,294
#*	Amneal Pharmaceuticals, Inc.	105,101	505,536
*	Amphastar Pharmaceuticals, Inc.	351,247	6,385,670
*	AnaptysBio, Inc.	134,067	3,475,017
*	AngioDynamics, Inc.	281,619	5,277,540
*	ANI Pharmaceuticals, Inc.	95,542	2,726,769
*	Anika Therapeutics, Inc.	130,884	4,844,017
#*	Antares Pharma, Inc.	114,272	500,511
*	Apollo Medical Holdings, Inc.	16,726	367,972
*	Applied Genetic Technologies Corp.	129,266	509,308
*	Apyx Medical Corp.	25,952	241,094
»	Aquamed Technologies, Inc.	6,937	0
#*	Aravive, Inc.	35,088	184,212
#*	Arcus Biosciences, Inc.	4,770	165,662
*	Ardelyx, Inc.	161,415	1,096,008
*	Assembly Biosciences, Inc.	40,064	223,557
#*	Assertio Holdings, Inc.	106,851	67,370
*	Atara Biotherapeutics, Inc.	204,523	3,775,495
#*	Atreca, Inc., Class A	7,963	103,519
*	AtriCure, Inc.	98,979	5,763,547
#	Atrion Corp.	13,689	8,917,973
#*	aTyr Pharma, Inc.	6,372	23,385
*	Avanos Medical, Inc.	270,695	12,262,483
*	AVEO Pharmaceuticals Inc.	1,436	11,387
*	Avid Bioservices, Inc.	25,238	368,222
#*	Avrobio, Inc.	1,301	18,617
#*	Axcella Health, Inc.	5,487	29,849
#*	AxoGen, Inc.	56,070	972,815
*	BioDelivery Sciences International, Inc.	56,499	217,521
#*	BioLife Solutions, Inc.	8,206	311,172
*	BioTelemetry, Inc.	217,532	15,544,837
#*	Bridgebio Pharma, Inc.	5,066	287,555
*	Brookdale Senior Living, Inc.	1,002,704	4,953,358
#*	Calithera Biosciences, Inc.	195,872	562,153
#*	Calyxt, Inc.	2,100	18,648
#	Cantel Medical Corp.	21,527	1,699,987
#*	Cara Therapeutics, Inc.	1,957	36,596
#*	Cardiff Oncology, Inc.	4,000	47,200
*	Cardiovascular Systems, Inc.	88,940	4,001,411
#*	CareDx, Inc.	12,346	943,605
*	CASI Pharmaceuticals, Inc.	5,578	18,742
#*	Castle Biosciences, Inc.	18,395	1,229,338
*	Catalyst Biosciences, Inc.	79,439	448,830
*	Catalyst Pharmaceuticals, Inc.	69,936	254,567

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Celldex Therapeutics, Inc.	16,299	$352,384
#*	Champions Oncology, Inc.	13,095	143,783
#*	Chembio Diagnostics, Inc.	3,713	24,469
#*	Chiasma, Inc.	6,525	25,839
*	Chimerix, Inc.	22,167	187,976
#*	Codexis, Inc.	70,863	1,650,399
#*	Collegium Pharmaceutical, Inc.	111,522	2,692,141
#*	Community Health Systems, Inc.	401,354	3,740,619
#	Computer Programs and Systems, Inc.	63,873	1,966,011
*	Concert Pharmaceuticals, Inc.	230,160	2,409,775
#	CONMED Corp.	147,213	16,473,135
#»	Contra Aduro Biotech I	3,260	33
»	Contra Pfenex, Inc.	47,849	35,887
*	Corcept Therapeutics, Inc.	547,284	15,466,246
#*	Cortexyme, Inc.	607	23,807
*	CorVel Corp.	185,259	18,307,294
#*	Corvus Pharmaceuticals, Inc.	77,908	289,818
#*	Covetrus, Inc.	327,945	11,173,086
#*	Crinetics Pharmaceuticals, Inc.	6,534	93,763
*	Cross Country Healthcare, Inc.	296,441	2,596,823
*	CryoLife, Inc.	346,499	8,291,721
*	Cumberland Pharmaceuticals, Inc.	173,080	548,664
#»	Curative Health Services, Inc.	113,000	0
*	Cutera, Inc.	107,521	2,603,083
#*	Cyclerion Therapeutics, Inc.	8,733	27,596
#*	Cymabay Therapeutics, Inc.	113,536	607,418
#*	CytomX Therapeutics, Inc.	42,422	293,136
*	Durect Corp.	23,143	47,675
#*	Eagle Pharmaceuticals, Inc.	66,118	3,085,727
#*	Editas Medicine Inc.	46,723	2,866,456
#»	Elanco Animal Health, Inc.	210,656	0
*	ElectroCore, Inc.	1,900	4,902
#*	Electromed, Inc.	15,464	153,712
*	Enanta Pharmaceuticals, Inc.	109,153	5,245,893
#*	Endo International P.L.C.	557,476	4,058,425
	Ensign Group, Inc. (The)	381,889	29,894,271
*	Entasis Therapeutics Holdings, Inc.	4,149	13,069
#*	Enzo Biochem, Inc.	227,068	640,332
#*	Epizyme, Inc.	205,772	2,253,203
*	Evolent Health, Inc., Class A	498,830	8,515,028
*	EyeGate Pharmaceuticals, Inc.	2,300	14,513
*	Five Prime Therapeutics, Inc.	195,870	3,274,946
*	Five Star Senior Living, Inc.	16,200	117,126
#*	Fluidigm Corp.	176,506	1,143,759
*	FONAR Corp.	27,289	486,290
#*	Fulgent Genetics, Inc.	23,597	2,607,233
#*	G1 Therapeutics, Inc.	120,373	2,904,600
#*	GlycoMimetics, Inc.	153,245	556,279
*	Hancock Jaffe Laboratories, Inc.	1,924	17,912
*	Hanger, Inc.	78,644	1,611,416
#*	Harpoon Therapeutics, Inc.	843	16,253
#*	Harrow Health, Inc.	1,670	15,030
*	Harvard Bioscience, Inc.	238,609	1,107,146
#*	Health Catalyst, Inc.	49,325	2,450,466
*	HealthStream, Inc.	274,122	6,381,560
#*	Heron Therapeutics, Inc.	185,485	3,220,020
#*	Heska Corp.	53,835	9,009,826
*	HMS Holdings Corp.	36,212	1,333,326
*	Hookipa Pharma, Inc.	959	10,252

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	InfuSystem Holdings, Inc.	50,776	$894,673
#*	Inmune Bio, Inc.	10,352	188,924
*	Innoviva, Inc.	319,691	3,839,489
*	Inogen, Inc.	64,915	3,176,291
*	Integer Holdings Corp.	139,589	10,301,668
#*	Intellia Therapeutics, Inc.	148,773	9,316,165
#*	Interpace Biosciences, Inc.	5,404	21,724
#*	Intra-Cellular Therapies, Inc.	105,709	3,398,544
#*	IntriCon Corp.	69,259	1,269,517
#	Invacare Corp.	324,527	3,037,573
#*	iRadimed Corp.	3,802	94,061
*	IRIDEX Corp.	23,641	108,749
#*	Ironwood Pharmaceuticals, Inc.	423,448	4,327,639
*	IVERIC bio, Inc.	32,174	169,235
*	Joint Corp. (The)	5,172	168,245
#*	Jounce Therapeutics, Inc.	90,099	1,018,119
#*	Kala Pharmaceuticals, Inc.	62,579	464,962
#*	KalVista Pharmaceuticals, Inc.	20,915	317,908
*	Kewaunee Scientific Corp.	26,379	348,203
#*	Kindred Biosciences, Inc.	282,757	1,413,785
#*	Kiniksa Pharmaceuticals, Ltd., Class A	14,916	293,696
#*	Krystal Biotech, Inc.	20,317	1,416,095
*	Kura Oncology, Inc.	156,935	4,700,203
*	Lannett Co., Inc.	3,787	29,349
#*	Lantheus Holdings, Inc.	261,371	4,252,506
#	LeMaitre Vascular, Inc.	171,493	8,241,954
*	LENSAR, Inc.	81,315	568,392
#*	Ligand Pharmaceuticals, Inc.	69,447	12,872,001
*	LivaNova P.L.C.	28,636	1,801,204
	Luminex Corp.	353,164	9,920,377
#*	Lumos Pharma, Inc.	14,101	242,537
*	MacroGenics, Inc.	249,347	5,096,653
#*	Madrigal Pharmaceuticals, Inc.	43,787	5,200,144
*	Magellan Health, Inc.	115,232	10,829,503
#*	Magenta Therapeutics, Inc.	2,715	24,001
*»	MedCath Corp.	92,602	0
*	MEDNAX, Inc.	388,364	10,590,686
#*	MeiraGTx Holdings P.L.C.	12,500	179,125
*	Meridian Bioscience, Inc.	235,924	5,213,920
#*	Merit Medical Systems, Inc.	97,732	5,292,188
#*	Merrimack Pharmaceuticals, Inc.	148,849	1,000,265
*	Mersana Therapeutics, Inc.	8,714	166,089
#	Mesa Laboratories, Inc.	2,248	623,011
#*	Minerva Neurosciences, Inc.	200,328	639,046
#*	Misonix, Inc.	16,938	233,067
*	ModivCare, Inc.	117,462	18,625,949
#*	Molecular Templates, Inc.	16,147	184,883
#*	Mustang Bio, Inc.	94,155	392,626
*	Myriad Genetics, Inc.	264,902	7,298,050
#*	NantKwest, Inc.	25,548	482,219
	National HealthCare Corp.	107,184	6,865,135
	National Research Corp.	225,108	10,197,392
*	Natus Medical, Inc.	280,953	6,846,825
#*	Neoleukin Therapeutics, Inc.	6,787	85,516
*	NextGen Healthcare, Inc.	503,907	9,967,280
#*	NGM Biopharmaceuticals, Inc.	9,688	248,594
*	NuVasive, Inc.	32,048	1,722,260
#*	OPKO Health, Inc.	138,878	751,330
#*	OptimizeRx Corp.	20,349	918,554

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	OraSure Technologies, Inc.	545,497	$8,307,919
*	Orthofix Medical, Inc.	153,938	6,220,635
#*	OrthoPediatrics Corp.	16,716	771,945
#*	Osmotica Pharmaceuticals P.L.C.	8,232	34,327
*	Otonomy, Inc.	90,694	385,450
	Owens & Minor, Inc.	467,416	13,592,457
#*	Oxford Immunotec Global P.L.C.	17,481	381,960
#*	Pacira BioSciences, Inc.	65,798	4,347,932
	Patterson Cos., Inc.	368,910	11,687,069
#*»	PDL BioPharma, Inc.	616,320	1,522,310
*	Pennant Group, Inc.	236,375	12,709,884
#*	Personalis, Inc.	109,341	4,206,348
#*	PetIQ, Inc.	152,819	5,296,707
	Phibro Animal Health Corp., Class A	72,469	1,503,007
#*	Pieris Pharmaceuticals, Inc.	3,797	9,644
#*	Precipio, Inc.	6,169	17,520
#*	Precision BioSciences, Inc.	2,800	33,936
*	Prestige Consumer Healthcare, Inc.	310,082	12,403,280
#*	Pro-Dex, Inc.	1,955	60,527
»	Progenic Pharmaceuticals, Inc.	86,844	3,708
*	ProPhase Labs, Inc.	1,500	15,180
*	Protagonist Therapeutics, Inc.	97,266	2,014,379
#*	Prothena Corp. P.L.C.	164,889	1,848,406
	Psychemedics Corp.	12,225	83,741
#*	Quanterix Corp.	42,907	2,777,799
*	R1 RCM, Inc.	134,032	3,381,627
#*	RadNet, Inc.	357,792	6,408,055
*	REGENXBIO, Inc.	162,884	6,731,996
*	Replimune Group, Inc.	7,665	297,402
#*	Revance Therapeutics, Inc.	27,325	695,148
#*	Rhythm Pharmaceuticals, Inc.	77,222	2,369,943
#*	Rigel Pharmaceuticals, Inc.	324,009	1,179,393
#*	Rocket Pharmaceuticals, Inc.	41,994	2,313,030
#*	Sage Therapeutics, Inc.	18,787	1,515,172
#*	Sangamo Therapeutics, Inc.	611,362	8,351,205
#*	scPharmaceuticals, Inc.	3,074	19,489
*	SeaSpine Holdings Corp.	96,435	1,568,033
*	Select Medical Holdings Corp.	222,509	5,718,481
#*	Sharps Compliance Corp.	5,093	67,329
#*	Shockwave Medical, Inc.	34,120	3,959,285
*	SI-BONE, Inc.	664	19,442
#*	Sientra, Inc.	3,872	18,160
*	Sierra Oncology, Inc.	1,000	14,480
#*	SIGA Technologies, Inc.	113,057	730,348
#	Simulations Plus, Inc.	69,079	5,466,912
*	Spectrum Pharmaceuticals, Inc.	147,183	528,387
#*	Spero Therapeutics, Inc.	43,110	780,722
#*	Star Equity Holdings, Inc.	10,428	36,915
#*	Stereotaxis, Inc.	6,527	31,395
#*	Stoke Therapeutics, Inc.	19,477	1,189,655
#*	Strata Skin Sciences, Inc.	22,306	38,812
*	Supernus Pharmaceuticals, Inc.	213,754	6,282,230
#*	Surface Oncology, Inc.	75,535	835,417
*	Surgalign Holdings, Inc.	281,805	473,432
#*	Surgery Partners, Inc.	160,794	5,994,400
*	Surmodics, Inc.	123,308	5,610,514
*	Sutro Biopharma, Inc.	61,059	1,352,457
#*	Syndax Pharmaceuticals, Inc.	98,038	1,964,682
*	Synlogic, Inc.	131,667	488,485

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Syros Pharmaceuticals, Inc.	46,080	$504,346
#*	Tabula Rasa HealthCare, Inc.	7,049	400,313
#*	Tactile Systems Technology, Inc.	25,583	1,395,553
#*	Taro Pharmaceutical Industries, Ltd.	1,154	86,250
#*	TCR2 Therapeutics, Inc.	48,127	1,238,308
*	Tenax Therapeutics, Inc.	8,048	18,510
*	Tenet Healthcare Corp.	227,791	10,767,681
#*	Tivity Health, Inc.	97,921	2,208,119
#*	TransMedics Group, Inc.	5,164	117,636
*	Travere Therapeutics, Inc.	270,750	6,836,438
#*	Triple-S Management Corp., Class B	161,111	3,774,831
#»	U.S. Diagnostic, Inc.	25,100	0
#	US Physical Therapy, Inc.	98,267	11,825,451
	Utah Medical Products, Inc.	46,321	4,014,641
#*	Vanda Pharmaceuticals, Inc.	315,766	4,528,084
#*	Varex Imaging Corp.	254,009	4,917,614
#*	Veracyte, Inc.	47,720	2,705,724
#*	Vericel Corp.	140,893	5,814,654
*	ViewRay, Inc.	48,455	215,140
*	Vocera Communications, Inc.	138,285	6,077,626
#*	Voyager Therapeutics, Inc.	1,132	8,547
*	WaVe Life Sciences Ltd.	4,589	46,670
#*	XBiotech, Inc.	10,628	199,062
#*	Xencor, Inc.	162,071	7,414,748
*	Xenon Pharmaceuticals, Inc.	100	1,435
#*	Zogenix, Inc.	126,823	2,404,564
#*	Zynerba Pharmaceuticals, Inc.	16,286	56,838
TOTAL HEALTH CARE			760,396,215
INDUSTRIALS — (18.5%)
#	AAON, Inc.	294,021	21,757,554
	AAR Corp.	264,917	8,887,965
#	ABM Industries, Inc.	91,969	3,378,941
*	Acacia Research Corp.	124,811	698,942
	ACCO Brands Corp.	672,194	5,438,049
	Acme United Corp.	32,984	1,034,378
	Advanced Drainage Systems, Inc.	115,312	9,510,934
*	Aegion Corp.	274,582	5,044,071
*	AeroVironment, Inc.	162,080	18,601,922
*	Air Transport Services Group, Inc.	436,117	11,081,733
	Alamo Group, Inc.	91,249	12,737,448
	Albany International Corp., Class A	210,236	14,615,607
	Allegiant Travel Co.	3,309	600,550
	Allied Motion Technologies, Inc.	70,197	3,176,414
	Altra Industrial Motion Corp.	18,941	973,757
*	Ameresco, Inc., Class A	178,251	9,998,099
#*	American Superconductor Corp.	25,927	640,915
*	American Woodmark Corp.	129,866	11,234,708
*	AMREP Corp.	66,750	534,000
	Apogee Enterprises, Inc.	215,036	7,547,764
	Applied Industrial Technologies, Inc.	23,529	1,656,206
#	ARC Document Solutions, Inc.	101,429	198,801
	ArcBest Corp.	195,082	9,042,051
	Arcosa, Inc.	47,895	2,672,062
	Argan, Inc.	120,680	5,216,996
*	Armstrong Flooring, Inc.	31,531	118,557
#*	Art's-Way Manufacturing Co., Inc.	200	634
	Astec Industries, Inc.	175,425	10,432,525
*	Astronics Corp.	116,920	1,456,823

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp., Class B	36,903	$462,579
*	Atkore International Group, Inc.	327,040	14,507,494
#*	Atlas Air Worldwide Holdings, Inc.	129,496	6,710,483
*	Avis Budget Group, Inc.	168,384	6,960,995
#	AZZ, Inc.	196,170	9,335,730
	Barnes Group, Inc.	23,273	1,118,733
	Barrett Business Services, Inc.	27,355	1,724,733
*	Beacon Roofing Supply, Inc.	374,986	14,913,193
#	BG Staffing, Inc.	6,372	80,415
*	Blue Bird Corp.	70,081	1,436,660
*	BlueLinx Holdings, Inc.	1,915	67,753
	Boise Cascade Co.	282,825	13,470,955
	Brady Corp., Class A	92,892	4,264,672
*	BrightView Holdings, Inc.	43,663	619,141
*	Builders FirstSource, Inc.	608,191	23,263,306
	CAI International, Inc.	129,410	4,201,943
#*	Capstone Turbine Corp.	4,139	45,446
*	Casella Waste Systems, Inc., Class A	346,895	19,856,270
*	CBIZ, Inc.	407,688	10,563,196
*	CECO Environmental Corp.	238,058	1,649,742
*	Chart Industries, Inc.	169,848	20,400,443
	Chicago Rivet & Machine Co.	17,700	483,776
#*	Cimpress P.L.C.	8,435	770,875
*	CIRCOR International, Inc.	78,473	2,508,782
	Columbus McKinnon Corp.	173,180	7,479,644
	Comfort Systems USA, Inc.	272,598	15,110,107
*	Commercial Vehicle Group, Inc.	78,283	648,183
	CompX International, Inc.	18,270	254,866
*	Construction Partners, Inc., Class A	4,798	136,359
#*	Cornerstone Building Brands, Inc.	111,083	1,264,125
#	Costamare, Inc.	583,817	4,670,536
	Covanta Holding Corp.	264,958	3,749,156
*	Covenant Logistics Group, Inc.	120,691	1,821,227
*	CPI Aerostructures, Inc.	11,078	43,426
	CRA International, Inc.	87,986	4,681,735
#	CSW Industrials, Inc.	45,553	5,307,836
	Cubic Corp.	151,779	9,285,839
#*	Daseke, Inc.	22,034	115,899
#	Deluxe Corp.	31,932	1,082,175
	Douglas Dynamics, Inc.	215,294	8,783,995
*	Ducommun, Inc.	99,691	4,918,754
*	DXP Enterprises, Inc.	136,654	3,169,006
*	Dycom Industries, Inc.	45,345	3,679,293
#*	Eagle Bulk Shipping, Inc.	55,889	1,093,748
#	Eastern Co. (The)	56,600	1,332,364
*	Echo Global Logistics, Inc.	226,312	5,958,795
	Encore Wire Corp.	157,161	9,076,048
#*	Energy Recovery, Inc.	8,726	120,768
#	Enerpac Tool Group Corp.	245,262	4,971,461
	Ennis, Inc.	220,827	4,019,051
	EnPro Industries, Inc.	122,944	8,875,327
	ESCO Technologies, Inc.	174,924	16,631,774
	Espey Manufacturing & Electronics Corp.	35,187	669,257
*	EVI Industries, Inc.	33,694	1,209,952
*	Evoqua Water Technologies Corp.	75,124	2,047,129
*	ExOne Co. (The)	2,393	66,382
	Federal Signal Corp.	439,096	14,354,048
	Fluor Corp.	50,848	879,162
*	Forrester Research, Inc.	193,571	7,677,026

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Forward Air Corp.	200,854	$14,399,223
*	Franklin Covey Co.	148,131	3,562,551
	Franklin Electric Co., Inc.	102,457	7,112,565
*	FreightCar America, Inc.	100	363
*	Fuel Tech, Inc.	900	4,527
	GATX Corp.	11,859	1,100,515
	Genco Shipping & Trading, Ltd.	133,425	1,055,392
*	Gencor Industries, Inc.	44,504	570,096
*	Gibraltar Industries, Inc.	223,211	20,006,402
*	GMS, Inc.	168,466	4,883,829
	Gorman-Rupp Co. (The)	234,749	7,394,593
*	GP Strategies Corp.	153,085	1,849,267
	GrafTech International, Ltd.	68,175	661,297
	Graham Corp.	74,710	1,102,720
#	Granite Construction, Inc.	251,995	7,461,572
*	Great Lakes Dredge & Dock Corp.	479,745	6,538,924
#	Greenbrier Cos., Inc. (The)	240,229	8,691,485
	Griffon Corp.	403,518	9,063,014
	H&E Equipment Services, Inc.	280,843	7,717,566
*	Harsco Corp.	308,054	5,122,938
#	Hawaiian Holdings, Inc.	301,626	5,902,821
#*	HC2 Holdings, Inc.	64,165	223,936
#	Healthcare Services Group, Inc.	102,486	3,322,596
	Heartland Express, Inc.	434,826	8,161,684
	Heidrick & Struggles International, Inc.	149,469	4,358,516
	Helios Technologies, Inc.	244,713	13,349,094
*	Herc Holdings, Inc.	238,075	15,232,038
*	Heritage-Crystal Clean, Inc.	72,416	1,571,427
	Herman Miller, Inc.	42,310	1,449,117
#*	Hill International, Inc.	76,546	167,636
	Hillenbrand, Inc.	88,327	3,630,240
	HNI Corp.	29,048	937,088
*	Houston Wire & Cable Co.	41,396	138,263
*	Hub Group, Inc., Class A	243,075	12,793,037
*	Hudson Global, Inc.	14,190	225,337
	Hurco Cos., Inc.	57,082	1,679,352
*	Huron Consulting Group, Inc.	170,273	9,017,658
#	Hyster-Yale Materials Handling, Inc.	103,439	9,279,513
	ICF International, Inc.	129,123	9,959,257
*	IES Holdings, Inc.	156,480	7,116,710
#	Innovative Solutions & Support, Inc.	137,614	807,794
	Insteel Industries, Inc.	156,860	3,959,146
	Interface, Inc.	520,921	5,230,047
*	JELD-WEN Holding, Inc.	55,326	1,437,923
	Kadant, Inc.	90,078	12,876,650
	Kaman Corp.	202,322	10,188,936
#	KAR Auction Services, Inc.	30,831	569,140
	Kelly Services, Inc., Class A	268,866	5,248,264
	Kennametal, Inc.	62,462	2,366,061
	Kforce, Inc.	182,478	7,782,687
	Kimball International, Inc., Class B	346,375	4,187,674
	Knoll, Inc.	396,855	5,936,951
	Korn Ferry	122,079	5,566,802
*	Kratos Defense & Security Solutions, Inc.	556,438	14,767,865
#*	Lawson Products, Inc.	79,900	3,962,241
*	LB Foster Co., Class A	106,188	1,608,748
*	Lightbridge Corp.	1,700	10,795
#*	Limbach Holdings, Inc.	97,188	1,409,226
#	Lindsay Corp.	81,445	11,388,454

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	LS Starrett Co. (The), Class A	1,982	$8,602
	LSI Industries, Inc.	258,567	2,483,536
*	Lydall, Inc.	184,878	5,564,828
	Macquarie Infrastructure Corp.	5,900	163,961
*	Manitex International, Inc.	51,566	302,177
*	Manitowoc Co., Inc. (The)	289,835	3,808,432
	Marten Transport, Ltd.	621,259	9,846,955
*	Masonite International Corp.	31,300	3,114,350
*	Mastech Digital, Inc.	59,786	975,110
*	Matrix Service Co.	250,882	2,957,899
	Matson, Inc.	294,617	17,618,097
	Matthews International Corp., Class A	156,222	4,769,458
	Maxar Technologies, Inc.	42,801	1,792,078
	McGrath RentCorp	184,266	12,859,924
*	Meritor, Inc.	526,014	13,576,421
#*	Mesa Air Group, Inc.	52,177	340,716
	Miller Industries, Inc.	87,325	3,482,521
*	Mistras Group, Inc.	145,693	1,006,739
	Moog, Inc., Class A	25,171	1,859,382
*	MRC Global, Inc.	447,943	3,095,286
	Mueller Industries, Inc.	84,828	2,896,876
	Mueller Water Products, Inc., Class A	826,175	9,905,838
*	MYR Group, Inc.	139,439	7,754,203
	National Presto Industries, Inc.	43,893	3,924,473
	NL Industries, Inc.	23,557	106,242
#*	NN, Inc.	240,858	1,452,374
*	Northwest Pipe Co.	91,196	2,758,679
*	NOW, Inc.	834,274	6,916,131
#*	NV5 Global, Inc.	57,302	5,004,184
#	Omega Flex, Inc.	92,263	17,068,655
*	Orion Energy Systems, Inc.	2,667	26,110
*	Orion Group Holdings, Inc.	245,018	1,315,747
	P&F Industries, Inc., Class A	8,593	50,613
*	PAM Transportation Services, Inc.	40,807	2,107,682
	Park Aerospace Corp.	127,705	1,695,922
	Park-Ohio Holdings Corp.	103,487	2,917,299
	Patriot Transportation Holding, Inc.	34,262	305,274
#*	Perma-Fix Environmental Services	1,994	12,443
*	Perma-Pipe International Holdings, Inc.	86,037	523,965
*	PGT Innovations, Inc.	439,854	9,109,376
*	PICO Holdings, Inc.	111,452	958,487
	Pitney Bowes, Inc.	522,145	4,876,834
	Powell Industries, Inc.	111,211	3,188,419
	Preformed Line Products Co.	51,182	3,290,491
	Primoris Services Corp.	361,141	10,511,009
	Quad/Graphics, Inc.	142,123	665,136
	Quanex Building Products Corp.	278,645	6,127,404
#*	Radiant Logistics, Inc.	150,232	871,346
	Raven Industries, Inc.	280,156	9,040,634
#»	Recycling Asset Hldgs, Inc.	15,044	283
#*	Red Violet, Inc.	1,887	42,269
*	Resideo Technologies, Inc.	340,991	7,876,892
	Resources Connection, Inc.	287,720	3,320,289
#	REV Group, Inc.	89,188	921,312
	RR Donnelley & Sons Co.	7,308	17,466
	Rush Enterprises, Inc., Class A	305,939	12,846,379
	Rush Enterprises, Inc., Class B	136,970	5,304,848
*	Saia, Inc.	144,268	25,499,369
	Scope Industries	4,778	1,208,810

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Scorpio Bulkers, Inc.	52,957	$853,137
*	SEACOR Holdings, Inc.	127,959	5,341,009
*	Servotronics, Inc.	24,804	224,476
	Shyft Group, Inc. (The)	272,634	8,233,547
*	SIFCO Industries, Inc.	45,608	377,178
	Sino Global Shipping America	5,000	29,350
	SkyWest, Inc.	24,293	947,184
*	SP Plus Corp.	178,296	5,170,584
#*	Spirit Airlines, Inc.	52,478	1,361,279
*	SPX Corp.	221,179	11,437,166
*	SPX FLOW, Inc.	239,144	12,667,458
	Standex International Corp.	87,438	7,162,047
	Steelcase, Inc., Class A	139,121	1,798,835
*	Sterling Construction Co., Inc.	125,190	2,562,639
	Systemax, Inc.	297,670	11,439,458
*	Team, Inc.	176,206	1,740,915
	Tennant Co.	138,250	9,366,437
	Terex Corp.	101,244	3,620,485
*	Textainer Group Holdings, Ltd.	221,872	4,018,102
*	Thermon Group Holdings, Inc.	235,699	3,438,848
	Titan International, Inc.	374,549	2,584,388
*	Titan Machinery, Inc.	65,527	1,395,725
*	TPI Composites, Inc.	144,535	8,659,092
*	Transcat, Inc.	43,400	1,587,138
*	TriMas Corp.	335,003	10,602,845
	Trinity Industries, Inc.	3,045	84,681
	Triton International, Ltd.	73,465	3,404,368
*	TrueBlue, Inc.	327,453	6,087,351
#*	Tutor Perini Corp.	467,464	6,965,214
*	Twin Disc, Inc.	88,449	734,127
#*	U.S. Xpress Enterprises, Inc., Class A	35,408	239,004
	UFP Industries, Inc.	119,471	6,444,266
*	Ultralife Corp.	105,175	617,377
	Universal Logistics Holdings, Inc.	90,552	1,919,702
#*	Upwork, Inc.	1,526	63,253
#»	US Airways Group, Inc.	5,375	0
#	US Ecology, Inc.	246,156	8,123,148
*	USA Truck, Inc.	64,005	659,892
*	Vectrus, Inc.	76,573	3,935,852
*	Veritiv Corp.	173,696	3,182,111
	Viad Corp.	179,807	6,203,341
*	Vicor Corp.	41,225	3,567,611
*	Virco Manufacturing Corp.	133,476	367,059
	VSE Corp.	69,676	2,410,790
#	Wabash National Corp.	490,443	7,822,566
*	Welbilt, Inc.	94,104	1,214,883
	Werner Enterprises, Inc.	61,910	2,429,348
*	WESCO International, Inc.	45,881	3,492,003
*	Wilhelmina International, Inc.	803	4,087
#*	Willdan Group, Inc.	27,453	1,226,875
*	Willis Lease Finance Corp.	74,926	2,076,949
#*	YRC Worldwide, Inc.	4,000	20,800
TOTAL INDUSTRIALS			1,260,971,952
INFORMATION TECHNOLOGY — (12.1%)
#*	2U, Inc.	57,533	2,353,100
#*	3D Systems Corp.	210,713	7,488,740
*	A10 Networks Inc.	83,644	830,585
*	Acacia Communications, Inc.	17,795	2,035,748

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ACM Research, Inc., Class A	3,866	$347,940
*»	Actua Corp.	21,078	2,108
#*	ADDvantage Technologies Group, Inc.	79,262	230,652
	ADTRAN, Inc.	227,648	3,915,546
*	Agilysys, Inc.	203,587	7,489,966
*	Airgain, Inc.	13,797	314,848
*	Alithya Group, Inc., Class A	105,048	261,570
*	Alpha & Omega Semiconductor, Ltd.	205,626	5,909,691
*	Ambarella, Inc.	165,238	15,591,858
	American Software, Inc., Class A	224,960	4,321,482
	Amkor Technology, Inc.	131,787	2,045,334
*	Amtech Systems, Inc.	11,921	83,328
#*	Applied Optoelectronics, Inc.	20,295	223,448
*	Arlo Technologies, Inc.	396,004	3,330,394
	AstroNova, Inc.	59,790	642,742
*	Asure Software, Inc.	8,305	67,935
*	Avaya Holdings Corp.	581,735	12,937,786
*	Aviat Networks, Inc.	9,712	349,146
*	Avid Technology, Inc.	256,083	4,363,654
*	Aware, Inc.	144,939	581,205
*	Axcelis Technologies, Inc.	263,521	9,022,959
*	AXT, Inc.	289,469	2,990,215
#	Badger Meter, Inc.	208,166	19,090,904
#	Bel Fuse, Inc., Class A	33,047	444,152
	Bel Fuse, Inc., Class B	93,130	1,357,835
	Belden, Inc.	64,970	3,069,183
	Benchmark Electronics, Inc.	296,235	7,503,633
	BK Technologies Corp.	40,346	137,176
	Blackbaud, Inc.	21,060	1,400,279
*	Bm Technologies, Inc.	22,486	325,597
*	Bottomline Technologies De, Inc.	71,280	3,405,758
*	Brightcove, Inc.	67,720	1,113,994
*	BSQUARE Corp.	12,233	19,695
*	CalAmp Corp.	267,158	2,674,252
*	Calix, Inc.	445,312	13,448,422
#*	Cambium Networks Corp.	8,503	312,485
*	Cardtronics P.L.C., Class A	310,524	12,063,857
*	Casa Systems, Inc.	100,665	776,127
	Cass Information Systems, Inc.	106,669	4,330,761
#*	Cerence, Inc.	15,663	1,752,846
*	CEVA, Inc.	152,522	8,966,768
#*	ChannelAdvisor Corp.	51,072	1,046,976
*	Clearfield, Inc.	97,696	3,059,839
*	Coda Octopus Group, Inc.	6,169	37,816
	Cohu, Inc.	252,820	10,284,718
*	CommScope Holding Co., Inc.	177,712	2,610,589
	Communications Systems, Inc.	89,247	428,386
*	CommVault Systems, Inc.	62,217	3,905,983
*	Computer Task Group, Inc.	250,507	1,633,306
	Comtech Telecommunications Corp.	165,738	3,536,849
*	Conduent, Inc.	496,511	2,393,183
	CSG Systems International, Inc.	239,667	10,327,251
#	CSP, Inc.	49,891	478,455
	CTS Corp.	254,031	7,747,945
#*	CVD Equipment Corp.	29,398	143,168
*	CyberOptics Corp.	61,255	1,481,758
	Daktronics, Inc.	170,239	817,147
#*	Data I/O Corp.	55,681	287,314
#*	Diebold Nixdorf, Inc.	44,802	611,995

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Digi International, Inc.	229,360	$4,236,279
#*	Digimarc Corp.	3,695	143,588
*	Diodes, Inc.	243,824	17,257,863
*	DSP Group, Inc.	201,703	3,253,469
#*	DZS, Inc.	4,668	71,887
#	Ebix, Inc.	64,350	3,350,704
*	EchoStar Corp., Class A	11,300	236,622
*	eGain Corp.	99,991	1,099,901
#*	Electro-Sensors, Inc.	4,550	23,842
*	EMCORE Corp.	153,559	769,331
*	Endurance International Group Holdings, Inc.	201,306	1,908,381
*	ePlus, Inc.	105,899	8,899,752
#*	Everspin Technologies, Inc.	1,637	8,742
	EVERTEC, Inc.	256,166	8,888,960
*	Evo Payments, Inc., Class A	29,716	682,279
*	ExlService Holdings, Inc.	231,561	17,756,097
*	Fabrinet	253,135	19,982,477
*	FARO Technologies, Inc.	136,204	9,611,916
*	FormFactor, Inc.	495,163	20,237,312
*	Frequency Electronics, Inc.	66,023	703,145
*	Genasys, Inc.	1,573	11,703
#*	GreenSky, Inc., Class A	5,919	29,181
*	GSI Technology, Inc.	104,352	749,247
#*	GTT Communications, Inc.	276,365	1,285,097
	Hackett Group, Inc. (The)	330,425	4,500,388
#*	Harmonic, Inc.	861,681	6,686,645
#*	I3 Verticals, Inc., Class A	25,597	742,825
*	Ichor Holdings, Ltd.	55,006	1,985,717
*	IEC Electronics Corp.	33,359	487,375
#*	Image Sensing Systems, Inc.	2,530	11,132
#*	Immersion Corp.	119,621	1,513,206
#*	Impinj, Inc.	2,928	155,096
#*	Infinera Corp.	703,113	6,925,663
#*	Innodata, Inc.	32,371	165,092
*	Insight Enterprises, Inc.	256,329	19,506,637
#*	Intelligent Systems Corp.	4,600	186,254
	InterDigital, Inc.	32,197	2,067,369
*	inTEST Corp.	78,717	602,185
*	Intevac, Inc.	65,635	439,755
*	Iteris, Inc.	84,450	549,770
*	Key Tronic Corp.	24,728	210,930
*	Kimball Electronics, Inc.	183,859	3,524,577
*	Knowles Corp.	661,306	12,756,593
	Kulicke & Soffa Industries, Inc.	438,616	15,645,433
*	KVH Industries, Inc.	167,737	2,098,390
*	Lantronix, Inc.	3,368	15,156
*	Lattice Semiconductor Corp.	318,846	12,788,913
*	LGL Group, Inc. (The)	51,187	520,572
#*	Limelight Networks, Inc.	506,976	2,309,276
#*	Luna Innovations, Inc.	99,696	1,059,768
#*	MACOM Technology Solutions Holdings, Inc.	104,101	5,919,183
#*	MagnaChip Semiconductor Corp.	86,929	1,476,924
	ManTech International Corp., Class A	49,804	4,466,921
*	MaxLinear, Inc.	295,100	9,263,189
	Methode Electronics, Inc.	274,986	10,380,721
*	MicroStrategy, Inc., Class A	24,958	15,406,823
#*	Mitek Systems, Inc.	40,438	653,074
#*	Model N, Inc.	18,403	625,334
#*	MoneyGram International, Inc.	54,325	416,673

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	MTS Systems Corp.	114,586	$6,707,864
#*	Napco Security Technologies, Inc.	185,731	4,814,148
*	NCR Corp.	100	3,336
*	NeoPhotonics Corp.	247,331	2,755,267
*	NETGEAR, Inc.	228,568	9,460,430
*	Netscout Systems, Inc.	421,806	12,331,498
*	NetSol Technologies, Inc.	45,396	187,032
	Network-1 Technologies, Inc.	46,583	163,227
	NIC, Inc.	479,644	12,912,016
*	nLight, Inc.	9,025	285,912
#	NVE Corp.	14,503	926,597
#*	OneSpan, Inc.	189,711	4,424,061
*	Onto Innovation, Inc.	128,031	6,920,076
#*	Optical Cable Corp.	37,938	122,919
*	OSI Systems, Inc.	128,661	11,582,063
#*	PAR Technology Corp.	66,278	4,126,468
#*	Paysign, Inc.	51,491	240,978
	PC Connection, Inc.	145,708	7,152,806
	PC-Tel, Inc.	162,145	1,193,387
*	PDF Solutions, Inc.	119,755	2,313,667
#*	Perficient, Inc.	243,285	13,285,794
*	PFSweb, Inc.	14,215	97,657
*	Photronics, Inc.	425,447	4,722,462
#*	Pixelworks, Inc.	95,160	291,190
*	Plexus Corp.	218,222	16,785,636
*	PRGX Global, Inc.	159,773	1,201,493
	Progress Software Corp.	325,005	13,058,701
#	QAD, Inc., Class A	89,941	5,827,277
	QAD, Inc., Class B	28,424	1,284,765
*	Qumu Corp.	26,007	201,034
*	Rambus, Inc.	814,837	15,477,829
*	RealNetworks, Inc.	18,895	41,947
	RF Industries, Ltd.	67,928	398,737
*	Ribbon Communications, Inc.	446,737	3,265,647
#	Richardson Electronics, Ltd.	103,699	661,600
*	Rogers Corp.	76,669	11,965,731
*	Rubicon Technology, Inc.	2,007	19,508
#*	Sailpoint Technologies Holdings, Inc.	107,847	5,965,018
*	Sanmina Corp.	222,968	6,934,305
	Sapiens International Corp. NV	53,258	1,739,406
*	ScanSource, Inc.	228,871	5,536,389
#*	Seachange International, Inc.	17,892	21,113
#*	SecureWorks Corp., Class A	3,955	54,737
#*	ShotSpotter, Inc.	9,454	434,789
*	Sigmatron International, Inc.	9,685	49,200
#*	SMART Global Holdings, Inc.	151,202	5,617,154
#*	SMTC Corp.	10,277	60,326
*	SPS Commerce, Inc.	2,269	224,381
*	StarTek, Inc.	41,415	361,967
#*	Stratasys, Ltd.	363,174	15,075,353
*	Super Micro Computer, Inc.	84,238	2,611,378
*	Support.com, Inc.	38,495	81,224
*	Sykes Enterprises, Inc.	303,260	11,702,803
#*	Synaptics, Inc.	210,013	20,837,490
*	Synchronoss Technologies, Inc.	288,263	1,452,846
*	Telenav, Inc.	80,622	383,761
#*	Teradata Corp.	97,836	2,631,788
	TESSCO Technologies, Inc.	84,817	656,484
#*	TransAct Technologies, Inc.	75,004	693,787

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Trio-Tech International	6,465	$31,679
#*	TSR, Inc.	52,346	447,035
	TTEC Holdings, Inc.	228,200	17,247,356
#*	TTM Technologies, Inc.	772,122	10,354,156
#*	Ultra Clean Holdings, Inc.	231,627	8,940,802
#*	Unisys Corp.	204,972	4,896,781
*	Upland Software, Inc.	114,692	5,469,661
	Usio, Inc.	3,600	13,752
#*	Veeco Instruments, Inc.	204,566	3,776,288
*	Veritone, Inc.	15,188	596,433
#*	Verra Mobility Corp.	97,849	1,252,467
#*	ViaSat, Inc.	20,249	881,641
#*	Viavi Solutions, Inc.	41,557	642,056
*	Virtusa Corp.	204,532	10,441,359
	Vishay Intertechnology, Inc.	137,770	2,968,943
*	Vishay Precision Group, Inc.	113,887	3,643,245
	Wayside Technology Group, Inc.	32,917	597,444
*	Wireless Telecom Group, Inc.	54,107	106,050
	Xperi Holding Corp.	247,901	4,774,573
#*	Zix Corp.	196,439	1,600,978
TOTAL INFORMATION TECHNOLOGY			827,038,874
MATERIALS — (5.3%)
#	Advanced Emissions Solutions, Inc.	4,698	23,819
*	AdvanSix, Inc.	127,695	2,722,457
*	AgroFresh Solutions, Inc.	185,302	363,192
*	Alcoa Corp.	38,422	691,596
*	Allegheny Technologies, Inc.	292,315	4,972,278
*	American Biltrite, Inc.	391	110,946
	American Vanguard Corp.	190,394	3,151,021
*	Ampco-Pittsburgh Corp.	5,243	33,975
	Avient Corp.	107,134	4,117,160
	Cabot Corp.	91,133	4,001,650
	Caledonia Mining Corp., P.L.C.	2,402	36,102
	Carpenter Technology Corp.	195,044	6,093,175
*	Century Aluminum Co.	836,409	8,154,988
	Chase Corp.	73,821	7,399,817
*	Clearwater Paper Corp.	108,189	4,119,837
*	Coeur Mining, Inc.	1,589,252	14,382,731
#	Commercial Metals Co.	404,830	7,971,103
#	Compass Minerals International, Inc.	102,020	5,943,685
*	Core Molding Technologies, Inc.	66,816	800,456
	Domtar Corp.	182,679	5,474,890
*	Ferro Corp.	628,833	8,671,607
»	Ferroglobe Representation & Warranty Insurance Trust	447,468	0
#*	Flotek Industries, Inc.	241,899	481,379
*	Forterra, Inc.	119,480	2,186,484
#»	Fortitude Gold Corp.	56,138	58,945
	Friedman Industries, Inc.	73,974	529,654
	FutureFuel Corp.	301,379	4,008,341
*	GCP Applied Technologies, Inc.	222,803	5,523,286
	Glatfelter Corp.	382,153	5,980,694
#	Gold Resource Corp.	196,485	554,088
	Greif, Inc., Class A	96,867	4,374,514
	Greif, Inc., Class B	11,990	547,943
	Hawkins, Inc.	100,732	5,533,209
	Haynes International, Inc.	58,019	1,345,461
	HB Fuller Co.	69,010	3,511,919
	Hecla Mining Co.	2,313,990	13,166,603

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ingevity Corp.	42,678	$2,803,518
	Innospec, Inc.	180,162	15,816,422
#*	Intrepid Potash, Inc.	65,966	1,499,407
	Kaiser Aluminum Corp.	167,047	14,482,975
*	Koppers Holdings, Inc.	119,865	3,989,107
*	Kraton Corp.	256,804	7,211,056
	Kronos Worldwide, Inc.	128,776	1,823,468
#*	Livent Corp.	335,362	6,110,296
*	LSB Industries, Inc.	11,750	38,422
	Materion Corp.	150,133	10,237,569
	Mercer International, Inc.	471,967	5,333,227
	Minerals Technologies, Inc.	177,293	10,926,568
	Myers Industries, Inc.	319,654	6,409,063
	Neenah, Inc.	141,666	7,213,633
#	Nexa Resources SA	102,315	882,978
	Northern Technologies International Corp.	76,828	1,014,130
	O-I Glass, Inc.	328,240	4,148,954
	Olin Corp.	121,939	2,915,561
	Olympic Steel, Inc.	91,634	1,250,804
	PQ Group Holdings, Inc.	117,948	1,625,323
#*	Ramaco Resources, Inc.	4,591	13,497
*	Ranpak Holdings Corp	13,562	235,165
#*	Rayonier Advanced Materials, Inc.	145,905	1,009,663
#*	Resolute Forest Products, Inc.	317,768	2,589,809
*	Ryerson Holding Corp.	143,876	1,775,430
	Schnitzer Steel Industries, Inc., Class A	235,509	6,952,226
	Schweitzer-Mauduit International, Inc.	205,912	7,647,572
	Sensient Technologies Corp.	75,132	5,299,060
	Stepan Co.	166,116	18,717,951
*	Summit Materials, Inc., Class A	423,755	8,699,690
	SunCoke Energy, Inc.	497,402	2,452,192
*	Synalloy Corp.	65,790	526,320
	Tecnoglass, Inc.	167	1,134
*	TimkenSteel Corp.	342,359	1,722,066
*	Trecora Resources	164,214	1,036,190
	Tredegar Corp.	310,996	4,537,432
	Trinseo SA	117,446	5,969,780
*	Tronox Holdings P.L.C., Class A	345,587	5,304,760
*	UFP Technologies, Inc.	28,455	1,309,214
	United States Lime & Minerals, Inc.	58,620	7,093,020
#	United States Steel Corp.	633,566	11,252,132
*	Universal Stainless & Alloy Products, Inc.	71,074	515,997
*	US Concrete, Inc.	106,712	4,726,274
#*	US Gold Corp.	2,565	28,189
*	Venator Materials P.L.C	147,203	591,756
	Verso Corp., Class A	260,448	2,995,152
	Warrior Met Coal, Inc.	305,968	7,043,383
#	Worthington Industries, Inc.	115,061	6,022,293
TOTAL MATERIALS			358,838,833
REAL ESTATE — (0.9%)
#*	Altisource Portfolio Solutions SA	30,501	308,975
#*	BBX Capital, Inc.	38,834	209,704
#*	CKX Lands, Inc.	15,043	161,411
#	CTO Realty Growth, Inc.	32,871	1,384,855
*	Five Point Holdings LLC, Class A	5,003	31,519
*	Forestar Group, Inc.	83,305	1,790,224
*	FRP Holdings, Inc.	89,566	3,868,356
	Indus Realty Trust, Inc.	49,036	3,125,064

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	InterGroup Corp. (The)	4,836	$148,755
#*	JW Mays, Inc.	2,700	71,415
	Kennedy-Wilson Holdings, Inc.	179,743	3,089,782
*	Marcus & Millichap, Inc.	284,742	10,173,832
#*	Maui Land & Pineapple Co., Inc.	29,323	338,974
	Newmark Group, Inc., Class A	187,914	1,270,299
#*	Rafael Holdings, Inc., Class B	136,561	3,206,452
	RE/MAX Holdings, Inc., Class A	126,309	4,574,912
#*	Realogy Holdings Corp.	221,770	3,149,134
	RMR Group, Inc. (The), Class A	84,442	3,114,221
#	St Joe Co. (The)	439,233	19,545,868
*	Stratus Properties, Inc.	70,654	1,846,896
*	Tejon Ranch Co.	181,334	2,888,651
#*	Trinity Place Holdings, Inc.	45,425	76,768
TOTAL REAL ESTATE			64,376,067
UTILITIES — (1.5%)
	American States Water Co.	8,452	653,001
	Artesian Resources Corp., Class A	45,930	1,877,618
*	Atlantic Power Corp.	249,339	738,043
	Avista Corp.	54,319	2,035,876
	California Water Service Group	337,112	18,419,800
#	Chesapeake Utilities Corp.	126,228	12,803,306
#	Consolidated Water Co., Ltd.	65,322	827,630
	Genie Energy, Ltd., Class B	212,941	1,571,505
	Global Water Resources, Inc.	665	10,687
	MGE Energy, Inc.	111,952	7,129,103
#	Middlesex Water Co.	130,825	10,413,670
#	Northwest Natural Holding Co.	202,381	9,453,216
	NorthWestern Corp.	15,795	860,354
	Otter Tail Corp.	297,207	11,796,146
*	Pure Cycle Corp.	2,111	22,524
#	RGC Resources, Inc.	16,660	375,017
	SJW Group	181,454	12,006,811
#	South Jersey Industries, Inc.	60,697	1,402,101
#	Spark Energy, Inc., Class A	10,012	109,832
*	Sunnova Energy International, Inc.	77,083	3,380,089
	Unitil Corp.	115,409	4,705,225
	York Water Co. (The)	87,307	3,792,616
TOTAL UTILITIES			104,384,170
TOTAL COMMON STOCKS			6,351,091,231
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*»	Social Reality, Inc. Rights 12/31/19, Class A	16,919	508
INFORMATION TECHNOLOGY — (0.0%)
*»	LGL Group, Inc. (The) Warrants 11/16/25	951	380
TOTAL RIGHTS/WARRANTS			888
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	18,902	536,060

U.S. Micro Cap Portfolio
CONTINUED
	Shares	Value†

INDUSTRIALS — (0.1%)
WESCO International, Inc.	55,710	$1,731,467
TOTAL PREFERRED STOCKS		2,267,527
TOTAL INVESTMENT SECURITIES (Cost $3,802,847,278)		6,353,359,646

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	66,895,093	66,895,093
SECURITIES LENDING COLLATERAL — (5.8%)
@§	The DFA Short Term Investment Fund	34,594,145	400,288,855
TOTAL INVESTMENTS — (100.0%)
(Cost $4,269,988,825)^^			$6,820,543,594
As of January 31, 2021, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	354	03/19/21	$67,033,452	$65,582,040	$(1,451,412)
Total Futures Contracts			$67,033,452	$65,582,040	$(1,451,412)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$173,028,552	—	—	$173,028,552
Consumer Discretionary	975,341,061	$11,479	—	975,352,540
Consumer Staples	257,936,525	—	—	257,936,525
Energy	252,134,878	—	—	252,134,878
Financials	1,316,610,435	22,190	—	1,316,632,625
Health Care	757,562,626	2,833,589	—	760,396,215
Industrials	1,260,971,669	283	—	1,260,971,952
Information Technology	827,036,766	2,108	—	827,038,874
Materials	358,779,888	58,945	—	358,838,833
Real Estate	64,376,067	—	—	64,376,067
Utilities	104,384,170	—	—	104,384,170
Preferred Stocks
Communication Services	536,060	—	—	536,060
Industrials	1,731,467	—	—	1,731,467
Rights/Warrants
Consumer Discretionary	—	508	—	508
Information Technology	—	380	—	380
Temporary Cash Investments	66,895,093	—	—	66,895,093
Securities Lending Collateral	—	400,288,855	—	400,288,855
Futures Contracts**	(1,451,412)	—	—	(1,451,412)
TOTAL	$6,415,873,845	$403,218,337	—	$6,819,092,182
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.5%)
REAL ESTATE — (97.5%)
	Acadia Realty Trust	698,197	$10,123,856
	Agree Realty Corp.	454,896	28,749,427
	Alexander's, Inc.	18,827	5,030,574
	Alexandria Real Estate Equities, Inc.	1,161,852	194,157,088
	American Assets Trust, Inc.	414,901	11,463,715
	American Campus Communities, Inc.	1,112,869	45,805,688
	American Finance Trust, Inc.	606,721	4,416,929
	American Homes 4 Rent, Class A	2,296,761	69,431,085
	American Tower Corp.	3,544,372	805,848,418
*	Apartment Income REIT Corp.	1,225,247	47,502,826
#	Apartment Investment and Management Co., Class A	1,225,247	5,623,884
	Apple Hospitality REIT, Inc.	1,716,974	21,427,835
	AvalonBay Communities, Inc.	1,127,394	184,520,576
#	Bluerock Residential Growth REIT, Inc.	194,773	2,037,326
	Boston Properties, Inc.	1,197,090	109,258,404
#	Braemar Hotels & Resorts, Inc.	267,216	1,336,080
#	Brandywine Realty Trust	1,381,520	15,196,720
#	Brixmor Property Group, Inc.	2,395,312	40,552,632
	Brookfield Property REIT, Inc., Class A	139,239	2,415,797
#	BRT Apartments Corp.	52,130	728,777
	Camden Property Trust	788,534	80,548,748
	CareTrust REIT, Inc.	775,499	17,417,708
#	Cedar Realty Trust, Inc.	36,380	388,175
	Centerspace	105,780	7,398,253
	Chatham Lodging Trust	382,520	4,096,789
	CIM Commercial Trust Corp.	7,411	103,680
	City Office REIT, Inc.	356,532	3,358,531
#	Clipper Realty, Inc.	86,045	603,175
	Columbia Property Trust, Inc.	927,069	12,608,138
	Community Healthcare Trust, Inc.	179,753	8,038,554
#	CorePoint Lodging, Inc.	341,033	2,322,435
	CoreSite Realty Corp.	345,446	46,441,760
	Corporate Office Properties Trust	907,847	23,849,141
#	Cousins Properties, Inc.	1,201,432	37,893,165
	Crown Castle International Corp.	3,440,849	547,989,612
	CubeSmart	1,577,249	54,951,355
	CyrusOne, Inc.	972,340	70,932,203
#	DiamondRock Hospitality Co.	1,617,118	13,260,368
	Digital Realty Trust, Inc.	2,261,828	325,590,141
	Diversified Healthcare Trust	1,934,734	7,777,631
	Douglas Emmett, Inc.	1,364,460	37,809,187
	Duke Realty Corp.	3,009,973	119,074,532
#	Easterly Government Properties, Inc.	659,087	14,466,960
#	EastGroup Properties, Inc.	319,545	43,183,311
#	Empire State Realty Trust, Inc., Class A	1,181,496	11,649,551
#	EPR Properties	603,828	23,935,742
	Equinix, Inc.	577,499	427,326,160
	Equity Commonwealth	1,045,615	29,810,484
	Equity LifeStyle Properties, Inc.	1,402,677	85,338,869
	Equity Residential	3,009,628	185,513,470
#»	ESC WAR IND	433,542	116,016
	Essential Properties Realty Trust, Inc.	803,970	16,738,655
	Essex Property Trust, Inc.	527,718	126,446,510
	Extra Space Storage, Inc.	1,048,942	119,359,110

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	Federal Realty Investment Trust	580,710	$50,846,968
	First Industrial Realty Trust, Inc.	1,042,521	42,368,053
	Four Corners Property Trust, Inc.	595,594	15,699,858
#	Franklin Street Properties Corp.	884,352	3,634,687
	Gaming and Leisure Properties, Inc.	1,779,506	73,191,082
	Getty Realty Corp.	295,096	7,840,701
	Gladstone Commercial Corp.	279,182	4,944,313
	Global Medical REIT, Inc.	370,799	4,649,819
	Global Net Lease, Inc.	727,016	11,712,228
#	Global Self Storage, Inc.	43,975	177,659
	Healthcare Realty Trust, Inc.	1,099,538	32,997,135
#	Healthcare Trust of America, Inc., Class A	1,765,325	49,870,431
	Healthpeak Properties, Inc.	4,356,618	129,173,724
#	Hersha Hospitality Trust	291,512	2,227,152
	Highwoods Properties, Inc.	839,662	31,478,928
	Host Hotels & Resorts, Inc.	5,710,092	77,371,747
	Hudson Pacific Properties, Inc.	1,229,530	28,820,183
	Independence Realty Trust, Inc.	771,007	10,238,973
	Industrial Logistics Properties Trust	529,876	11,238,670
	Invitation Homes, Inc.	4,534,506	133,677,237
#	Iron Mountain, Inc.	2,329,361	78,429,585
	JBG SMITH Properties	962,226	28,732,068
	Kilroy Realty Corp.	838,287	47,472,193
	Kimco Realty Corp.	3,492,809	57,666,277
#	Kite Realty Group Trust	679,558	10,832,154
	Lamar Advertising Co., Class A	700,069	56,551,574
	Lexington Realty Trust	2,210,594	22,658,588
	Life Storage, Inc.	588,932	48,045,032
#	LTC Properties, Inc.	318,516	12,307,458
#	Macerich Co. (The)	909,248	14,275,194
#	Mack-Cali Realty Corp.	737,729	9,391,290
	Medical Properties Trust, Inc.	4,483,343	94,643,371
	MGM Growth Properties LLC, Class A	1,063,087	33,115,160
	Mid-America Apartment Communities, Inc.	927,060	123,067,215
	Monmouth Real Estate Investment Corp.	755,744	13,097,043
	National Health Investors, Inc.	360,983	23,406,138
#	National Retail Properties, Inc.	1,405,538	54,815,982
	National Storage Affiliates Trust	534,298	19,523,249
	New Senior Investment Group, Inc.	681,283	3,610,800
#	NexPoint Residential Trust, Inc.	159,941	6,312,871
#	Office Properties Income Trust	393,092	9,096,149
#	Omega Healthcare Investors, Inc.	1,837,515	66,554,793
	One Liberty Properties, Inc.	133,180	2,668,927
	Outfront Media, Inc.	1,165,884	21,254,065
	Paramount Group, Inc.	1,428,109	12,695,889
#	Park Hotels & Resorts, Inc.	1,903,903	31,757,102
#	Pebblebrook Hotel Trust	1,056,557	19,419,518
	Physicians Realty Trust	1,680,503	29,627,268
	Piedmont Office Realty Trust, Inc., Class A	1,018,298	15,661,423
	Plymouth Industrial REIT, Inc.	106,936	1,565,543
#	Preferred Apartment Communities, Inc., Class A	231,977	1,667,915
	Prologis, Inc.	5,888,211	607,663,375
	PS Business Parks, Inc.	166,851	22,711,758
	Public Storage	1,271,088	289,325,051
#	QTS Realty Trust, Inc., Class A	518,606	33,761,251
	Realty Income Corp.	2,997,163	177,012,447
	Regency Centers Corp.	1,370,914	64,679,722
	Retail Opportunity Investments Corp.	956,576	13,478,156
#	Retail Properties of America, Inc., Class A	1,735,407	15,983,098

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	Retail Value, Inc.	148,874	$2,323,923
	Rexford Industrial Realty, Inc.	1,019,183	49,878,816
#	RLJ Lodging Trust	1,335,811	17,245,320
	RPT Realty	656,950	6,076,787
	Ryman Hospitality Properties, Inc.	422,564	27,403,275
#	Sabra Health Care REIT, Inc.	1,674,314	28,111,732
	Saul Centers, Inc.	115,745	3,464,248
	SBA Communications Corp.	897,166	241,041,589
#*	Seritage Growth Properties	301,707	5,373,402
	Service Properties Trust	1,336,488	14,180,138
	Simon Property Group, Inc.	2,642,633	245,579,885
#	SITE Centers Corp.	1,247,733	13,837,359
#	SL Green Realty Corp.	586,936	39,606,439
#	Sotherly Hotels, Inc.	103,271	277,799
	Spirit Realty Capital, Inc.	883,242	34,057,811
	STAG Industrial, Inc.	1,242,742	37,033,712
#	STORE Capital Corp.	2,014,412	62,487,060
	Summit Hotel Properties, Inc.	854,500	6,921,450
	Sun Communities, Inc.	851,286	121,844,565
	Sunstone Hotel Investors, Inc.	1,747,041	18,693,339
#	Tanger Factory Outlet Centers, Inc.	756,349	11,670,465
	Terreno Realty Corp.	552,041	31,234,480
	UDR, Inc.	2,386,749	91,770,499
	UMH Properties, Inc.	306,716	4,508,725
	Uniti Group, Inc.	1,527,815	18,807,403
	Universal Health Realty Income Trust	106,334	6,346,013
#	Urban Edge Properties	942,686	12,999,640
#	Urstadt Biddle Properties, Inc.	52,418	626,395
	Urstadt Biddle Properties, Inc., Class A	246,546	3,409,731
	Ventas, Inc.	3,027,171	139,461,768
	VEREIT, Inc.	1,770,609	62,378,555
	Vornado Realty Trust	1,312,680	52,192,157
	Washington Prime Group, Inc.	48,311	681,185
#	Washington Real Estate Investment Trust	668,139	14,658,970
	Weingarten Realty Investors	985,881	22,192,181
	Welltower, Inc.	3,368,528	204,132,797
#*	Wheeler Real Estate Investment Trust, Inc.	1,281	3,459
#	Whitestone REIT	316,092	2,465,518
	WP Carey, Inc.	1,422,505	94,454,332
	Xenia Hotels & Resorts, Inc.	921,630	13,335,986
TOTAL REAL ESTATE			8,791,430,904

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	69,340,364	69,340,364
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	13,693,136	158,443,277
TOTAL INVESTMENTS — (100.0%)
(Cost $6,322,293,343)^^			$9,019,214,545

DFA Real Estate Securities Portfolio
CONTINUED
As of January 31, 2021, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	348	03/19/21	$63,876,833	$64,470,480	$593,647
Total Futures Contracts			$63,876,833	$64,470,480	$593,647
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$8,791,314,888	$116,016	—	$8,791,430,904
Temporary Cash Investments	69,340,364	—	—	69,340,364
Securities Lending Collateral	—	158,443,277	—	158,443,277
Futures Contracts**	593,647	—	—	593,647
TOTAL	$8,861,248,899	$158,559,293	—	$9,019,808,192
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (6.1%)
*	Afterpay, Ltd.	29,371	$2,998,330
	AGL Energy, Ltd.	157,174	1,373,945
	ALS, Ltd.	242,483	1,834,409
	Altium, Ltd.	50,497	1,177,232
	Alumina, Ltd.	725,870	931,766
	AMP, Ltd.	1,051,035	1,185,515
	Ampol, Ltd.	167,115	3,327,271
	Ansell, Ltd.	62,963	1,760,025
	APA Group	287,796	2,139,854
	Aristocrat Leisure, Ltd.	172,834	4,071,593
	ASX, Ltd.	49,418	2,700,298
	Atlas Arteria, Ltd.	352,211	1,697,559
	Aurizon Holdings, Ltd.	1,216,488	3,431,329
	AusNet Services	507,632	668,243
	Australia & New Zealand Banking Group, Ltd.	492,790	8,872,175
	BHP Group, Ltd.	842,811	28,106,902
	BHP Group, Ltd., Sponsored ADR	104,560	6,982,517
	BlueScope Steel, Ltd.	265,634	3,335,018
	Boral, Ltd.	563,498	2,071,306
	Brambles, Ltd.	509,466	4,099,232
	Carsales.com, Ltd.	129,544	1,931,257
#*	CIMIC Group, Ltd.	41,953	786,813
	Cleanaway Waste Management, Ltd.	683,509	1,151,490
	Coca-Cola Amatil, Ltd.	320,915	3,194,416
	Cochlear, Ltd.	14,527	2,184,269
	Coles Group, Ltd.	337,836	4,676,757
	Commonwealth Bank of Australia	444,154	28,200,140
	Computershare, Ltd.	245,008	2,674,197
	Crown Resorts, Ltd.	159,728	1,166,511
	CSL, Ltd.	137,898	28,589,220
*	Deterra Royalties, Ltd.	193,070	635,318
	Domino's Pizza Enterprises, Ltd.	23,539	1,646,086
	Evolution Mining, Ltd.	768,441	2,744,439
#*	Flight Centre Travel Group, Ltd.	64,937	692,555
	Fortescue Metals Group, Ltd.	650,204	10,709,983
	Harvey Norman Holdings, Ltd.	399,284	1,617,132
	IDP Education, Ltd.	86,024	1,497,262
*	Incitec Pivot, Ltd.	650,100	1,302,722
	Insurance Australia Group, Ltd.	756,102	2,787,060
*	James Hardie Industries P.L.C.	134,782	3,767,267
	JB Hi-Fi, Ltd.	74,704	2,936,035
	Lendlease Corp., Ltd.	185,997	1,695,774
	Macquarie Group, Ltd.	88,200	8,796,092
	Magellan Financial Group, Ltd.	47,244	1,716,506
	Medibank Pvt, Ltd.	1,275,521	2,833,309
	Mineral Resources, Ltd.	74,948	1,952,076
	National Australia Bank, Ltd.	743,754	13,331,858
	Newcrest Mining, Ltd.	177,901	3,381,265
*	NEXTDC, Ltd.	98,492	867,250
	Northern Star Resources, Ltd.	287,658	2,783,742
	Oil Search, Ltd.	792,509	2,329,929
	Orica, Ltd.	187,512	2,176,577
	Origin Energy, Ltd.	708,917	2,548,156
	OZ Minerals, Ltd.	117,877	1,667,333
*	Qantas Airways, Ltd.	194,960	667,071

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	QBE Insurance Group, Ltd.	544,830	$3,341,784
	Qube Holdings, Ltd.	824,851	1,787,355
	Ramsay Health Care, Ltd.	51,806	2,485,870
#	REA Group, Ltd.	13,480	1,498,357
	Reece, Ltd.	78,480	955,653
	Rio Tinto, Ltd.	123,447	10,332,385
	Santos, Ltd.	1,030,258	5,077,955
*	Saracen Mineral Holdings, Ltd.	494,209	1,817,648
	Seek, Ltd.	67,391	1,435,895
#	Seven Group Holdings, Ltd.	73,336	1,247,093
	Sonic Healthcare, Ltd.	124,318	3,248,910
	South32, Ltd., ADR	6,560	63,763
	South32, Ltd.	1,706,542	3,291,328
	Suncorp Group, Ltd.	485,009	3,715,909
*	Sydney Airport	239,771	1,041,877
	Tabcorp Holdings, Ltd.	795,919	2,411,937
	Telstra Corp., Ltd.	1,393,377	3,309,089
#*	TPG Telecom, Ltd.	208,864	1,172,586
	Transurban Group	445,842	4,492,350
	Treasury Wine Estates, Ltd.	326,134	2,495,165
	Wesfarmers, Ltd.	328,349	13,629,547
	Westpac Banking Corp.	662,078	10,613,898
	WiseTech Global, Ltd.	10,258	243,056
	Woodside Petroleum, Ltd.	172,024	3,193,031
	Woolworths Group, Ltd.	387,995	12,068,091
	Worley, Ltd.	173,749	1,505,666
*	Xero, Ltd.	18,193	1,794,716
TOTAL AUSTRALIA			332,673,300
AUSTRIA — (0.1%)
*	Erste Group Bank AG	127,726	3,900,646
	OMV AG	68,460	2,872,707
#	Verbund AG	14,535	1,310,076
TOTAL AUSTRIA			8,083,429
BELGIUM — (0.9%)
	Ageas SA	95,543	4,891,491
	Anheuser-Busch InBev SA	265,831	16,686,919
*	Argenx SE	7,077	2,063,628
	Elia Group SA	11,284	1,357,990
	Etablissements Franz Colruyt NV	38,336	2,364,814
*	KBC Group NV	102,739	7,164,454
	Proximus SADP	97,726	2,059,398
	Solvay SA	63,195	7,187,800
	UCB SA	23,916	2,476,555
#	Umicore SA	88,726	5,025,395
TOTAL BELGIUM			51,278,444
CANADA — (8.5%)
	Agnico Eagle Mines, Ltd.	76,105	5,315,912
*	Air Canada	7,000	109,591
#	Algonquin Power & Utilities Corp.	107,190	1,786,290
	Algonquin Power & Utilities Corp.	30,699	510,217
	Alimentation Couche-Tard, Inc., Class B	330,916	10,092,453
	B2Gold Corp.	833,185	4,117,872
*	Ballard Power Systems, Inc.	3,677	125,643
	Bank of Montreal	27,175	2,021,416
	Bank of Montreal	147,178	10,936,797

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Bank of Nova Scotia (The)	177,168	$9,448,960
	Bank of Nova Scotia (The)	160,343	8,544,678
	Barrick Gold Corp.	222,320	4,973,298
	Barrick Gold Corp.	141,263	3,201,612
*	Bausch Health Cos., Inc.	102,103	2,603,626
*	Bausch Health Cos., Inc.	12,340	314,881
	BCE, Inc.	19,715	836,232
	BCE, Inc.	36,440	1,545,056
	Brookfield Asset Management, Inc., Class A	104,442	4,047,018
	Brookfield Asset Management, Inc., Class A	90,701	3,522,827
	BRP, Inc.	3,300	217,213
	CAE, Inc.	54,230	1,225,184
	CAE, Inc.	78,518	1,770,581
	Canadian Imperial Bank of Commerce	77,085	6,569,481
	Canadian Imperial Bank of Commerce	53,368	4,545,886
	Canadian National Railway Co.	149,760	15,168,653
	Canadian National Railway Co.	76,670	7,756,704
	Canadian Natural Resources, Ltd.	75,307	1,701,364
	Canadian Natural Resources, Ltd.	472,244	10,663,269
	Canadian Pacific Railway, Ltd.	31,366	10,538,485
	Canadian Pacific Railway, Ltd.	12,744	4,284,788
#	Canadian Tire Corp., Ltd., Class A	21,440	2,780,032
	Canadian Utilities, Ltd., Class A	36,172	894,152
#*	Canopy Growth Corp.	34,800	1,393,089
#*	Canopy Growth Corp.	10,341	414,364
#	CCL Industries, Inc., Class B	72,317	3,317,958
	Cenovus Energy, Inc.	114,003	673,097
	Cenovus Energy, Inc.	54,800	323,868
#*	CGI, Inc.	56,942	4,558,207
*	CGI, Inc.	34,697	2,781,187
	Constellation Software, Inc.	6,443	7,848,897
*	Descartes Systems Group, Inc. (The)	22,736	1,386,474
*	Descartes Systems Group, Inc. (The)	3,500	213,710
	Dollarama, Inc.	78,900	3,084,427
#	Emera, Inc.	52,822	2,208,713
#	Empire Co., Ltd., Class A	105,482	2,914,314
	Enbridge, Inc.	34,288	1,151,901
#	Enbridge, Inc.	319,340	10,729,824
	Fairfax Financial Holdings, Ltd.	10,491	3,806,049
	First Quantum Minerals, Ltd.	252,172	4,200,398
	FirstService Corp.	3,957	541,515
	FirstService Corp.	23,665	3,232,690
	Fortis, Inc.	100,563	4,067,346
	Fortis, Inc.	2,900	117,247
	Franco-Nevada Corp.	21,716	2,591,370
	George Weston, Ltd.	42,848	3,101,475
	Great-West Lifeco, Inc.	86,346	1,971,694
	Hydro One, Ltd.	67,923	1,573,848
	IGM Financial, Inc.	58,964	1,562,690
#	Imperial Oil, Ltd.	34,470	655,840
	Imperial Oil, Ltd.	67,601	1,285,771
	Intact Financial Corp.	36,494	4,023,972
*	Ivanhoe Mines, Ltd., Class A	62,800	300,065
	Kinross Gold Corp.	1,053,311	7,355,673
	Kinross Gold Corp.	145,397	1,014,871
#	Kirkland Lake Gold, Ltd.	79,988	3,073,791
	Kirkland Lake Gold, Ltd.	8,504	326,724
*	Lightspeed POS Inc.	1,168	75,827
	Loblaw Cos., Ltd.	71,364	3,446,132

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Lundin Mining Corp.	451,887	$4,028,553
	Magna International, Inc.	149,551	10,505,958
	Manulife Financial Corp.	239,534	4,328,939
	Manulife Financial Corp.	95,351	1,723,946
	Metro, Inc.	111,373	4,814,633
	National Bank of Canada	218,721	12,292,847
#	Northland Power, Inc.	78,126	2,862,329
	Nutrien, Ltd.	167,425	8,232,268
	Onex Corp.	26,808	1,419,697
	Open Text Corp.	39,200	1,755,915
	Open Text Corp.	68,664	3,075,461
#	Pan American Silver Corp.	88,247	2,854,959
	Pan American Silver Corp.	13,463	437,009
	Pembina Pipeline Corp.	182,523	4,800,355
	Quebecor, Inc., Class B	73,007	1,747,030
	Restaurant Brands International, Inc.	63,671	3,672,628
	Restaurant Brands International, Inc.	28,059	1,619,004
	Ritchie Bros Auctioneers, Inc.	27,100	1,600,251
	Ritchie Bros Auctioneers, Inc.	33,634	1,981,379
	Rogers Communications, Inc., Class B	60,368	2,724,408
	Rogers Communications, Inc., Class B	63,944	2,882,595
	Royal Bank of Canada	335,579	27,161,233
	Royal Bank of Canada	216,240	17,487,329
	Saputo, Inc.	96,872	2,540,073
	Shaw Communications, Inc., Class B	91,735	1,573,932
	Shaw Communications, Inc., Class B	169,614	2,905,488
*	Shopify, Inc., Class A	4,826	5,262,048
*	Shopify, Inc., Class A	10,139	11,138,604
	Sun Life Financial, Inc.	3,400	157,138
	Sun Life Financial, Inc.	115,429	5,339,745
	Suncor Energy, Inc.	53,213	890,112
	Suncor Energy, Inc.	395,501	6,616,732
	TC Energy Corp.	28,748	1,232,202
	TC Energy Corp.	263,816	11,325,621
	Teck Resources, Ltd., Class B	47,588	869,330
#	Teck Resources, Ltd., Class B	201,704	3,687,149
	TELUS Corp.	78,760	1,625,397
	TFI International, Inc.	17,313	1,150,003
	Thomson Reuters Corp.	5,033	410,393
	Thomson Reuters Corp.	31,623	2,578,856
	TMX Group, Ltd.	11,481	1,107,383
*	Topicus.com, Inc.	11,983	45,073
	Toromont Industries, Ltd.	58,598	3,933,570
	Toronto-Dominion Bank (The)	199,832	11,323,423
	Toronto-Dominion Bank (The)	286,785	16,229,163
	Waste Connections, Inc.	31,582	3,111,125
	Waste Connections, Inc.	22,131	2,180,322
	Wheaton Precious Metals Corp.	77,157	3,168,838
#	WSP Global, Inc.	51,789	4,823,515
	Yamana Gold, Inc.	48,516	226,503
	Yamana Gold, Inc.	422,600	1,969,316
TOTAL CANADA			464,924,969
CHINA — (0.0%)
	SITC International Holdings Co., Ltd.	41,000	93,988
DENMARK — (2.4%)
	Ambu A.S., Class B	30,205	1,422,424
	AP Moller - Maersk A.S., Class A	786	1,482,557

Large Cap International Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	AP Moller - Maersk A.S., Class B	765	$1,571,437
	Carlsberg A.S., Class B	43,625	6,373,266
*	Chr Hansen Holding A.S.	31,106	2,814,128
	Coloplast A.S., Class B	36,465	5,443,051
*	Danske Bank A.S.	286,894	4,884,048
#*	Demant A.S.	53,571	1,920,112
	DSV Panalpina A.S.	41,428	6,463,815
*	Genmab A.S.	26,202	10,432,179
	GN Store Nord A.S.	92,731	7,064,519
	H Lundbeck A.S.	30,323	1,078,888
	Novo Nordisk A.S., Sponsored ADR	55,587	3,868,855
	Novo Nordisk A.S., Class B	541,515	37,726,368
	Novozymes A.S., Class B	101,695	6,103,578
	Orsted A.S.	39,363	7,476,098
	Pandora A.S.	74,525	7,171,268
	Rockwool International A.S., Class B	5,481	2,067,716
#	Tryg A.S.	48,963	1,523,249
	Vestas Wind Systems A.S.	70,339	15,103,029
TOTAL DENMARK			131,990,585
FINLAND — (1.2%)
	Elisa Oyj	79,278	4,719,961
	Fortum Oyj	195,232	4,722,250
	Kesko Oyj, Class A	47,271	1,148,981
	Kesko Oyj, Class B	161,040	4,181,663
	Kone Oyj, Class B	107,052	8,419,110
	Neste Oyj	154,740	10,899,974
*	Nokia Oyj	1,995,864	9,591,300
*	Nokia Oyj	268,823	1,299,131
*	Nokia Oyj, Sponsored ADR	13,928	63,512
*	Nordea Bank Abp	598,154	4,847,863
*	Nordea Bank Abp	57,648	467,990
	Orion Oyj, Class B	38,801	1,780,248
#	Sampo Oyj, Class A	114,317	4,806,067
	Stora Enso Oyj, Class R	282,800	5,132,155
	UPM-Kymmene Oyj	176,738	6,315,202
TOTAL FINLAND			68,395,407
FRANCE — (9.1%)
*	Accor SA	48,799	1,640,903
*	Aeroports de Paris	12,794	1,468,312
	Air Liquide SA	137,694	22,519,428
*	Airbus SE	183,285	18,430,699
*	Alstom SA	70,038	3,797,430
*	Amundi SA	20,413	1,519,166
	Arkema SA	63,365	7,011,944
#*	Atos SE	68,888	5,286,433
	AXA SA	341,136	7,557,645
	BioMerieux	7,356	1,137,129
*	BNP Paribas SA	216,881	10,400,672
	Bollore SA	332,511	1,346,561
	Bouygues SA	141,264	5,542,038
*	Bureau Veritas SA	128,593	3,374,247
	Capgemini SE	75,156	10,860,859
	Carrefour SA	412,973	7,002,971
*	Cie de Saint-Gobain	273,872	13,614,501
	Cie Generale des Etablissements Michelin SCA	88,285	12,166,323
*	CNP Assurances	74,140	1,123,670

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Credit Agricole SA	241,289	$2,730,935
	Danone SA, Sponsored ADR	13,003	173,525
	Danone SA	201,721	13,414,162
#*	Dassault Aviation SA	974	1,015,527
	Dassault Systemes SE	23,307	4,652,622
#	Edenred	64,025	3,467,838
*	Eiffage SA	77,009	6,989,923
*	Electricite de France SA	193,670	2,408,201
*	Engie SA	330,697	5,132,173
	EssilorLuxottica SA	52,277	7,394,983
*	Eurofins Scientific SE	61,620	5,914,701
#*	Getlink SE	213,031	3,282,949
	Hermes International	9,829	10,028,886
	Iliad SA	25,279	4,674,904
	Ipsen SA	18,196	1,587,451
	Kering SA	22,325	14,652,634
	Legrand SA	103,472	9,507,720
	L'Oreal SA	51,173	18,002,664
	LVMH Moet Hennessy Louis Vuitton SE	92,526	55,940,759
*	Natixis SA	276,970	1,042,586
#	Orange SA, Sponsored ADR	22,324	262,307
	Orange SA	1,108,837	13,013,777
*	Orpea SA	28,143	3,893,895
	Pernod Ricard SA	33,804	6,370,767
	Publicis Groupe SA	195,315	10,108,438
#	Remy Cointreau SA	4,034	748,218
*	Renault SA	58,674	2,495,318
*	Safran SA	94,147	11,834,990
	Sanofi	204,522	19,234,936
#	Sartorius Stedim Biotech	9,315	3,897,243
	Schneider Electric SE	115,055	16,839,524
	Schneider Electric SE	935	136,470
	SEB SA	15,542	2,953,568
*	Societe Generale SA	328,535	6,124,877
*	Sodexo SA	54,908	4,885,485
	Sodexo SA	16,625	1,482,075
	STMicroelectronics NV	178,896	7,168,471
	Suez SA	115,747	2,375,539
	Teleperformance	18,259	5,972,190
	Thales SA	46,926	4,210,534
	Total SE	595,320	25,091,770
	TOTAL SE, Sponsored ADR	135,965	5,721,407
#*	Ubisoft Entertainment SA	43,982	4,397,500
	Valeo SA	210,255	7,827,175
	Veolia Environnement SA, ADR	17,086	457,221
	Veolia Environnement SA	103,111	2,747,721
	Vinci SA	172,107	15,959,163
#	Vivendi SA	161,557	4,964,389
*	Worldline SA	36,021	3,044,853
TOTAL FRANCE			502,035,895
GERMANY — (6.9%)
*	Adidas AG	48,528	15,387,200
	Allianz SE	55,117	12,456,939
	Allianz SE, Sponsored ADR	234,449	5,305,581
	Aroundtown SA	376,936	2,616,794
	BASF SE	176,504	13,641,322
	Bayer AG	272,996	16,522,492
	Bayerische Motoren Werke AG	149,022	12,617,521

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bechtle AG	13,610	$2,883,995
	Beiersdorf AG	17,628	1,924,185
	Brenntag AG	124,454	9,748,860
	Carl Zeiss Meditec AG	8,151	1,273,879
*	Commerzbank AG	213,696	1,411,883
	Continental AG	55,961	7,831,964
	Covestro AG	129,529	8,799,136
	Daimler AG	270,117	18,971,415
*	Delivery Hero SE	15,256	2,317,155
*	Deutsche Bank AG	62,748	632,706
*	Deutsche Bank AG	703,602	7,120,452
	Deutsche Boerse AG	57,872	9,291,523
	Deutsche Post AG	337,563	16,673,942
	Deutsche Telekom AG	1,271,712	22,614,290
	Deutsche Wohnen SE	60,860	3,011,750
#	E.ON SE	595,761	6,302,277
	Evonik Industries AG	86,989	2,860,549
*	Fielmann AG	13,678	1,186,784
	Fresenius Medical Care AG & Co. KGaA	120,499	9,748,230
	Fresenius SE & Co. KGaA	157,046	6,993,683
	Fuchs Petrolub SE	1,523	67,960
	Hannover Rueck SE	15,122	2,343,349
#	Hapag-Lloyd AG	17,117	1,933,364
	HeidelbergCement AG	73,792	5,454,646
#*	HelloFresh SE	53,749	4,538,686
	Henkel AG & Co. KGaA	25,082	2,345,293
	Infineon Technologies AG	216,880	8,688,985
	KION Group AG	62,990	5,438,565
	Knorr-Bremse AG	6,081	804,707
	LEG Immobilien AG	27,993	4,012,838
	Merck KGaA	26,681	4,446,890
#	MTU Aero Engines AG	19,606	4,549,251
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,312	7,241,994
	Nemetschek SE	32,759	2,306,302
#*	Puma SE	67	6,556
#*	Puma SE	17,900	1,754,746
*	QIAGEN NV	14,392	779,327
*	QIAGEN NV	66,541	3,607,718
#	Rational AG	1,973	1,896,603
	RWE AG	257,480	11,060,897
	SAP SE	248,559	31,539,151
#	Scout24 AG	29,220	2,256,123
	Siemens AG	130,592	20,233,942
	Siemens Healthineers AG	41,417	2,322,724
#	Symrise AG	42,268	5,259,982
*	Talanx AG	26,647	995,121
#	Telefonica Deutschland Holding AG	927,240	2,541,047
	Uniper SE	47,883	1,676,782
	United Internet AG	93,972	4,077,958
#	Volkswagen AG	11,313	2,387,392
	Vonovia SE	120,373	8,037,303
*	Zalando SE	16,222	1,860,030
TOTAL GERMANY			376,612,739
HONG KONG — (2.6%)
	AIA Group, Ltd.	3,249,000	39,172,369
	ASM Pacific Technology, Ltd.	118,200	1,716,427
	Bank of East Asia, Ltd. (The)	625,872	1,354,482
	BOC Aviation, Ltd.	203,200	1,654,821

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	BOC Hong Kong Holdings, Ltd.	731,500	$2,181,335
#*	Cathay Pacific Airways, Ltd.	62,000	47,737
	Chow Tai Fook Jewellery Group, Ltd.	569,000	683,139
	CK Asset Holdings, Ltd.	974,962	4,864,591
	CK Hutchison Holdings, Ltd.	743,462	5,130,652
	CK Infrastructure Holdings, Ltd.	192,500	1,022,050
	CLP Holdings, Ltd.	305,900	2,870,737
	Galaxy Entertainment Group, Ltd.	242,000	1,825,834
	Guoco Group, Ltd.	16,000	194,357
	Hang Lung Properties, Ltd.	739,000	1,963,823
	Hang Seng Bank, Ltd.	191,900	3,460,795
	Henderson Land Development Co., Ltd.	578,571	2,366,342
	HK Electric Investments & HK Electric Investments, Ltd.	656,000	647,535
	HKT Trust & HKT, Ltd.	2,586,000	3,403,634
	Hong Kong & China Gas Co., Ltd.	2,052,725	2,948,196
	Hong Kong Exchanges & Clearing, Ltd.	349,451	22,341,155
	Man Wah Holdings, Ltd.	207,600	457,873
	Melco Resorts & Entertainment, Ltd., ADR	34,136	545,835
	MGM China Holdings, Ltd.	82,000	123,571
	Microport Scientific Corp.	57,000	396,382
	MTR Corp., Ltd.	287,814	1,670,268
	NagaCorp., Ltd.	1,006,000	1,142,163
	New World Development Co., Ltd.	557,215	2,579,952
#	PCCW, Ltd.	3,547,287	1,972,667
	Power Assets Holdings, Ltd.	240,207	1,274,696
*	Prada SpA	186,900	1,148,476
	Sands China, Ltd.	601,200	2,387,572
	Sino Land Co., Ltd.	1,428,464	1,978,513
	SJM Holdings, Ltd.	763,000	818,091
	Sun Hung Kai Properties, Ltd.	260,108	3,553,131
	Swire Pacific, Ltd., Class A	218,500	1,365,533
	Swire Pacific, Ltd., Class B	387,500	393,584
	Swire Properties, Ltd.	188,600	546,681
	Techtronic Industries Co., Ltd.	447,000	6,677,455
	WH Group, Ltd.	6,535,500	5,296,068
	Wharf Holdings, Ltd. (The)	215,609	474,403
	Wharf Real Estate Investment Co., Ltd.	310,609	1,640,514
*	Wynn Macau, Ltd.	468,800	742,752
	Xinyi Glass Holdings, Ltd.	1,506,000	3,642,976
TOTAL HONG KONG			140,679,167
IRELAND — (0.7%)
	CRH P.L.C., Sponsored ADR	373,006	15,345,467
*	Flutter Entertainment P.L.C.	28,623	5,329,424
*	Flutter Entertainment P.L.C.	14,971	2,784,491
	Kerry Group P.L.C., Class A	15,805	2,144,849
	Kerry Group P.L.C., Class A	18,318	2,487,647
*	Kingspan Group P.L.C.	57,444	3,899,611
#	Smurfit Kappa Group P.L.C.	174,089	8,374,000
TOTAL IRELAND			40,365,489
ISRAEL — (0.5%)
	Alony Hetz Properties & Investments, Ltd.	55,963	703,297
	Amot Investments, Ltd.	61,042	336,213
	Azrieli Group, Ltd.	5,030	305,776
*	Bank Hapoalim BM	210,423	1,480,774
	Bank Leumi Le-Israel BM	296,024	1,824,205
*	Bezeq The Israeli Telecommunication Corp., Ltd.	758,064	781,254

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Elbit Systems, Ltd.	6,571	$906,927
#	Elbit Systems, Ltd.	3,204	434,046
	Energix-Renewable Energies, Ltd.	53,297	198,908
	First International Bank Of Israel, Ltd.	44,866	1,171,533
	ICL Group, Ltd.	251,382	1,337,392
	Israel Discount Bank, Ltd., Class A	560,750	2,166,311
#	Melisron, Ltd.	8,064	414,069
	Mizrahi Tefahot Bank, Ltd.	70,220	1,633,100
#*	Nice, Ltd., Sponsored ADR	18,312	4,784,559
*	Nova Measuring Instruments, Ltd.	3,968	289,494
	Shapir Engineering and Industry, Ltd.	76,428	548,676
#*	Shikun & Binui, Ltd.	160,516	918,184
	Shufersal, Ltd.	45,953	382,185
#	Strauss Group, Ltd.	28,156	802,751
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	195,096	2,298,231
*	Tower Semiconductor, Ltd.	7,742	216,544
#*	Tower Semiconductor, Ltd.	63,725	1,808,894
TOTAL ISRAEL			25,743,323
ITALY — (1.9%)
#*	Amplifon SpA	66,280	2,627,244
	Assicurazioni Generali SpA	342,894	5,852,109
#*	Atlantia SpA	170,115	2,694,962
*	CNH Industrial NV	573,562	7,308,561
	Davide Campari-Milano NV	33,657	361,757
	DiaSorin SpA	9,043	1,977,561
#	Enel SpA	2,271,536	22,529,065
#	Eni SpA	692,976	6,999,591
	Ferrari NV	35,703	7,429,480
	Ferrari NV	4,494	935,561
#*	FinecoBank Banca Fineco SpA	270,112	4,200,182
#	Infrastrutture Wireless Italiane SpA	84,586	908,385
*	Intesa Sanpaolo SpA	2,973,552	6,482,657
*	Mediobanca Banca di Credito Finanziario SpA	151,868	1,351,514
*	Moncler SpA	91,613	5,162,591
#*	Nexi SpA	50,087	888,600
	Poste Italiane SpA	196,592	1,921,074
	Prysmian SpA	20,177	649,983
	Recordati Industria Chimica e Farmaceutica SpA	60,469	3,129,223
#	Snam SpA	1,004,938	5,269,601
	Telecom Italia SpA	6,106,646	2,614,768
	Telecom Italia SpA	4,281,711	2,026,534
	Telecom Italia SpA, Sponsored ADR	53,165	228,078
	Tenaris SA	72,258	557,945
#	Tenaris SA, ADR	10,432	161,279
	Terna Rete Elettrica Nazionale SpA	391,237	2,837,310
*	UniCredit SpA	824,623	7,514,674
	UnipolSai Assicurazioni SpA	285,606	723,460
TOTAL ITALY			105,343,749
JAPAN — (23.4%)
	ABC-Mart, Inc.	11,700	665,495
	Acom Co., Ltd.	102,600	451,022
	Advantest Corp.	66,600	5,263,202
	Aeon Co., Ltd.	219,700	6,882,926
	AEON Financial Service Co., Ltd.	60,500	726,558
	Aeon Mall Co., Ltd.	38,848	628,904
	AGC, Inc.	115,800	4,022,737

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aica Kogyo Co., Ltd.	24,100	$784,240
	Ain Holdings, Inc.	17,000	1,067,886
	Air Water, Inc.	175,500	2,837,355
	Aisin Seiki Co., Ltd.	63,300	1,945,590
	Ajinomoto Co., Inc.	214,500	5,072,099
	Alfresa Holdings Corp.	76,400	1,523,030
	Alps Alpine Co., Ltd.	116,100	1,551,517
	Amada Co., Ltd.	164,800	1,855,461
	Amano Corp.	34,400	799,959
*	ANA Holdings, Inc.	14,800	314,735
	Anritsu Corp.	81,800	2,015,442
	Aozora Bank, Ltd.	50,200	925,205
	Ariake Japan Co., Ltd.	6,000	389,030
	As One Corp.	3,200	469,338
	Asahi Group Holdings, Ltd.	118,300	4,776,044
	Asahi Intecc Co., Ltd.	54,800	1,799,214
	Asahi Kasei Corp.	616,400	6,854,251
	Asics Corp.	53,900	948,717
	Astellas Pharma, Inc.	507,075	8,230,859
	Azbil Corp.	33,800	1,721,450
	Bandai Namco Holdings, Inc.	67,900	5,789,906
	Bank of Kyoto, Ltd. (The)	27,788	1,458,189
	BayCurrent Consulting, Inc.	3,300	497,544
	Benefit One, Inc.	30,400	861,700
	Benesse Holdings, Inc.	55,600	1,073,251
*	Bengo4.com, Inc.	800	88,881
	Bic Camera, Inc.	37,000	400,163
	Bridgestone Corp.	176,413	6,572,702
	Brother Industries, Ltd.	152,200	3,393,840
	Calbee, Inc.	40,700	1,203,635
	Canon Marketing Japan, Inc.	19,000	416,900
#	Canon, Inc., Sponsored ADR	43,818	968,378
	Canon, Inc.	136,300	3,015,161
	Capcom Co., Ltd.	29,000	1,819,441
	Casio Computer Co., Ltd.	64,000	1,130,689
	Central Japan Railway Co.	27,645	3,958,547
#*	Change, Inc.	3,400	118,458
	Chiba Bank, Ltd. (The)	215,937	1,174,504
	Chubu Electric Power Co., Inc.	146,800	1,797,968
	Chugai Pharmaceutical Co., Ltd.	183,900	9,623,327
	Chugoku Bank, Ltd. (The)	4,700	36,568
	Chugoku Electric Power Co., Inc. (The)	73,000	900,154
	Coca-Cola Bottlers Japan Holdings, Inc.	30,700	466,056
	cocokara fine, Inc.	1,400	91,176
	COMSYS Holdings Corp.	60,800	1,800,771
	Concordia Financial Group, Ltd.	438,964	1,588,643
	Cosmos Pharmaceutical Corp.	6,400	975,797
	Create SD Holdings Co., Ltd.	8,200	266,098
	Credit Saison Co., Ltd.	127,600	1,455,488
	CyberAgent, Inc.	26,100	1,633,978
	Dai Nippon Printing Co., Ltd.	94,300	1,625,466
	Daicel Corp.	107,400	817,006
	Daifuku Co., Ltd.	26,849	3,064,210
	Dai-ichi Life Holdings, Inc.	194,165	2,958,451
	Daiichi Sankyo Co., Ltd.	216,438	6,967,359
	Daiichikosho Co., Ltd.	32,500	1,121,263
	Daikin Industries, Ltd.	74,200	15,666,020
	Daio Paper Corp.	59,700	1,078,233
	Daito Trust Construction Co., Ltd.	31,700	3,303,581

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwa House Industry Co., Ltd.	253,100	$7,175,595
	Daiwa Securities Group, Inc.	564,400	2,686,228
	DeNA Co., Ltd.	41,400	772,893
	Denka Co., Ltd.	80,900	3,081,031
	Denso Corp.	81,100	4,507,951
	Dentsu Group, Inc.	82,382	2,627,602
	DIC Corp.	77,900	1,907,254
	Disco Corp.	6,500	2,114,567
	Dowa Holdings Co., Ltd.	36,840	1,347,450
	East Japan Railway Co.	59,200	3,904,958
	Ebara Corp.	68,400	2,361,640
	Eisai Co., Ltd.	51,800	3,780,542
	Elecom Co., Ltd.	11,200	530,562
	Electric Power Development Co., Ltd.	43,900	716,716
	ENEOS Holdings, Inc.	910,770	3,691,117
	Ezaki Glico Co., Ltd.	21,300	935,883
	Fancl Corp.	28,000	1,028,035
	FANUC Corp.	25,200	6,578,941
	Fast Retailing Co., Ltd.	17,500	15,041,634
	FP Corp.	31,200	1,248,509
	Fuji Corp.	18,600	486,154
	Fuji Electric Co., Ltd.	60,400	2,406,690
	Fuji Kyuko Co., Ltd.	8,100	391,361
	Fuji Media Holdings, Inc.	21,500	249,571
	Fuji Oil Holdings, Inc.	40,600	1,187,388
	FUJIFILM Holdings Corp.	67,700	3,877,992
	Fujitsu General, Ltd.	30,200	750,674
	Fujitsu, Ltd.	75,944	11,589,040
	Fukuoka Financial Group, Inc.	88,700	1,586,713
	Fukuyama Transporting Co., Ltd.	16,207	631,926
	Fuyo General Lease Co., Ltd.	2,900	200,989
	GMO internet, Inc.	38,900	1,098,905
	GMO Payment Gateway, Inc.	9,000	1,282,222
	Goldwin, Inc.	11,000	663,005
	GS Yuasa Corp.	19,400	573,115
*	GungHo Online Entertainment, Inc.	18,619	464,178
	Hakuhodo DY Holdings, Inc.	116,900	1,693,972
	Hamamatsu Photonics KK	26,500	1,537,056
	Hankyu Hanshin Holdings, Inc.	85,448	2,764,672
	Harmonic Drive Systems, Inc.	2,600	194,262
	Haseko Corp.	275,600	3,248,551
	Hikari Tsushin, Inc.	7,600	1,593,832
	Hino Motors, Ltd.	128,800	1,110,149
	Hirose Electric Co., Ltd.	10,300	1,617,184
	Hisamitsu Pharmaceutical Co., Inc.	7,300	437,237
	Hitachi Capital Corp.	58,700	1,448,243
	Hitachi Construction Machinery Co., Ltd.	56,600	1,649,861
	Hitachi Metals, Ltd.	66,300	1,057,795
	Hitachi Transport System, Ltd.	42,415	1,246,602
	Hitachi, Ltd.	297,615	12,260,333
#	Honda Motor Co., Ltd., Sponsored ADR	80,933	2,143,106
	Honda Motor Co., Ltd.	252,269	6,661,587
	Horiba, Ltd.	17,300	1,132,591
	Hoshizaki Corp.	8,500	754,460
	House Foods Group, Inc.	27,900	1,030,666
	Hoya Corp.	118,000	15,098,557
	Hulic Co., Ltd.	172,100	1,945,767
	Ibiden Co., Ltd.	34,700	1,610,198
	Idemitsu Kosan Co., Ltd.	75,139	1,764,560

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IHI Corp.	138,400	$2,423,693
	Iida Group Holdings Co., Ltd.	54,050	1,192,316
	Infocom Corp.	1,700	49,300
	Infomart Corp.	91,200	781,229
	Inpex Corp.	617,217	3,572,789
	IR Japan Holdings, Ltd.	2,200	367,528
	Isetan Mitsukoshi Holdings, Ltd.	170,980	1,051,219
	Isuzu Motors, Ltd.	337,593	3,228,349
	Ito En, Ltd.	10,700	667,656
#	ITOCHU Corp.	355,500	10,181,158
	Itochu Techno-Solutions Corp.	28,300	997,691
	Itoham Yonekyu Holdings, Inc.	71,000	480,447
	Iwatani Corp.	29,900	1,844,251
	Iyo Bank, Ltd. (The)	112,800	647,418
	Izumi Co., Ltd.	31,900	1,146,404
	J Front Retailing Co., Ltd.	112,300	930,369
*	Japan Airlines Co., Ltd.	35,100	626,528
#	Japan Airport Terminal Co., Ltd.	10,600	557,656
	Japan Exchange Group, Inc.	167,200	3,903,365
	Japan Post Holdings Co., Ltd.	273,290	2,173,357
	Japan Post Insurance Co., Ltd.	59,900	1,176,511
	Japan Tobacco, Inc.	388,900	7,725,221
	JCR Pharmaceuticals Co., Ltd.	18,400	606,011
*	JFE Holdings, Inc.	185,613	1,610,442
	JGC Holdings Corp.	105,200	1,191,905
	JSR Corp.	58,600	1,788,215
	JTEKT Corp.	122,860	1,091,701
	Justsystems Corp.	11,500	835,583
	Kadokawa Corp.	12,400	402,752
	Kagome Co., Ltd.	23,200	768,822
	Kajima Corp.	275,800	3,695,334
	Kakaku.com, Inc.	38,000	1,100,574
	Kaken Pharmaceutical Co., Ltd.	7,100	278,646
	Kamigumi Co., Ltd.	48,000	846,769
	Kaneka Corp.	34,800	1,249,773
	Kansai Electric Power Co., Inc. (The)	178,800	1,753,023
	Kansai Paint Co., Ltd.	37,100	1,092,040
	Kao Corp.	128,100	9,294,518
	Katitas Co., Ltd.	2,600	77,683
*	Kawasaki Heavy Industries, Ltd.	124,000	2,635,084
	KDDI Corp.	742,300	21,818,222
	Keihan Holdings Co., Ltd.	21,200	966,481
	Keikyu Corp.	50,900	816,438
	Keio Corp.	19,800	1,449,064
	Keisei Electric Railway Co., Ltd.	24,000	814,892
	Kewpie Corp.	44,800	1,033,042
	Keyence Corp.	32,004	17,182,341
	Kikkoman Corp.	36,700	2,589,657
	Kinden Corp.	65,500	1,052,499
	Kintetsu Group Holdings Co., Ltd.	32,128	1,352,228
	Kirin Holdings Co., Ltd.	214,700	4,614,765
	Kobayashi Pharmaceutical Co., Ltd.	6,600	743,220
	Kobe Bussan Co., Ltd.	34,800	963,956
	Koei Tecmo Holdings Co., Ltd.	6,740	386,114
	Koito Manufacturing Co., Ltd.	34,600	2,232,376
	Komatsu, Ltd.	226,700	6,211,465
	Konami Holdings Corp.	26,300	1,611,705
	Kose Corp.	4,690	753,771
	K's Holdings Corp.	114,556	1,549,006

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kubota Corp.	263,000	$5,778,412
	Kuraray Co., Ltd.	198,300	2,124,476
	Kurita Water Industries, Ltd.	51,600	2,094,455
	Kusuri no Aoki Holdings Co., Ltd.	8,200	671,406
	Kyocera Corp.	62,615	4,013,136
	Kyowa Exeo Corp.	45,800	1,195,876
	Kyowa Kirin Co., Ltd.	5,700	168,954
	Kyudenko Corp.	33,600	1,021,110
	Kyushu Electric Power Co., Inc.	128,400	1,191,183
	Kyushu Financial Group, Inc.	189,700	758,682
	Kyushu Railway Co.	39,400	827,441
	Lasertec Corp.	27,300	3,656,777
	Lawson, Inc.	24,100	1,170,483
	Life Corp.	6,300	198,404
	Lion Corp.	49,000	1,119,942
	Lixil Corp.	138,140	3,221,466
	M3, Inc.	132,200	11,127,893
	Mabuchi Motor Co., Ltd.	20,600	849,479
	Makita Corp.	48,900	2,333,497
	Mani, Inc.	20,500	543,260
	Marubeni Corp.	725,000	4,817,123
	Marui Group Co., Ltd.	70,200	1,258,064
	Maruichi Steel Tube, Ltd.	30,900	667,130
#	Maruwa Unyu Kikan Co., Ltd.	9,600	204,564
	Matsui Securities Co., Ltd.	13,100	101,870
	Matsumotokiyoshi Holdings Co., Ltd.	39,500	1,566,574
	Mazda Motor Corp.	257,599	1,836,443
	McDonald's Holdings Co. Japan, Ltd.	14,400	702,212
	Mebuki Financial Group, Inc.	513,249	993,696
	Medipal Holdings Corp.	72,950	1,493,632
	MEIJI Holdings Co., Ltd.	56,112	3,830,203
	Menicon Co., Ltd.	10,700	643,962
*	Mercari, Inc.	6,800	327,621
	Minebea Mitsumi, Inc.	193,900	4,303,320
	MISUMI Group, Inc.	60,700	1,976,387
	Mitsubishi Chemical Holdings Corp.	776,290	5,309,767
	Mitsubishi Corp.	238,000	6,029,042
	Mitsubishi Electric Corp.	483,800	7,380,274
	Mitsubishi Estate Co., Ltd.	290,353	4,593,377
	Mitsubishi Gas Chemical Co., Inc.	60,000	1,372,857
	Mitsubishi Heavy Industries, Ltd.	194,300	5,580,937
	Mitsubishi Logistics Corp.	28,700	799,182
	Mitsubishi Materials Corp.	62,400	1,325,855
#*	Mitsubishi Motors Corp.	313,799	713,438
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,049,693	4,786,600
	Mitsubishi UFJ Financial Group, Inc.	1,348,172	6,088,045
	Mitsubishi UFJ Lease & Finance Co., Ltd.	368,600	1,803,628
	Mitsui & Co., Ltd., Sponsored ADR	2,481	924,297
	Mitsui & Co., Ltd.	240,655	4,465,250
	Mitsui Chemicals, Inc.	121,900	3,493,007
	Mitsui Fudosan Co., Ltd.	159,200	3,231,383
	Mitsui OSK Lines, Ltd.	53,200	1,444,297
	Miura Co., Ltd.	16,200	922,370
	Mixi, Inc.	1,500	35,167
	Mizuho Financial Group, Inc.	449,312	5,922,977
	Mizuho Financial Group, Inc., ADR	39,753	106,936
	MonotaRO Co., Ltd.	31,000	1,553,363
	Morinaga & Co., Ltd.	27,899	1,109,922
	Morinaga Milk Industry Co., Ltd.	30,100	1,497,655

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MS&AD Insurance Group Holdings, Inc.	76,095	$2,189,356
	Murata Manufacturing Co., Ltd.	159,900	15,358,079
	Nabtesco Corp.	56,000	2,512,048
	Nagase & Co., Ltd.	53,200	762,918
	Nagoya Railroad Co., Ltd.	35,400	901,628
	Nankai Electric Railway Co., Ltd.	41,500	1,008,167
	NEC Corp.	90,555	4,926,966
	NEC Networks & System Integration Corp.	28,800	509,961
	NET One Systems Co., Ltd.	55,600	1,854,944
	Nexon Co., Ltd.	63,500	1,926,805
	NGK Insulators, Ltd.	120,700	2,113,750
	NGK Spark Plug Co., Ltd.	107,800	2,010,900
	NH Foods, Ltd.	27,700	1,187,035
	Nichirei Corp.	70,300	2,036,945
	Nidec Corp.	78,400	10,433,332
	Nifco, Inc.	72,200	2,523,986
	Nihon Kohden Corp.	36,400	1,084,649
	Nihon M&A Center, Inc.	54,500	3,156,033
	Nihon Unisys, Ltd.	49,200	1,867,035
	Nikon Corp.	142,100	1,132,455
	Nintendo Co., Ltd.	30,500	17,556,874
	Nippo Corp.	28,200	702,705
	Nippon Express Co., Ltd.	42,800	2,907,897
	Nippon Paint Holdings Co., Ltd.	25,200	2,266,104
	Nippon Sanso Holdings Corp.	89,700	1,729,158
	Nippon Shinyaku Co., Ltd.	6,400	471,159
	Nippon Shokubai Co., Ltd.	15,200	851,324
*	Nippon Steel Corp.	299,042	3,454,415
	Nippon Telegraph & Telephone Corp.	341,500	8,535,385
	Nippon Yusen K.K.	140,900	3,245,445
	Nipro Corp.	128,000	1,509,347
	Nishi-Nippon Railroad Co., Ltd.	22,900	624,700
	Nissan Chemical Corp.	45,700	2,603,025
*	Nissan Motor Co., Ltd.	680,500	3,508,460
	Nisshin Seifun Group, Inc.	61,470	1,034,662
	Nissin Foods Holdings Co., Ltd.	13,200	1,140,929
	Nitori Holdings Co., Ltd.	18,400	3,651,719
	Nitto Denko Corp.	42,700	3,870,434
	NOF Corp.	33,800	1,624,241
	NOK Corp.	45,780	597,376
	Nomura Holdings, Inc.	275,500	1,457,684
#	Nomura Holdings, Inc., Sponsored ADR	318,297	1,706,072
	Nomura Real Estate Holdings, Inc.	84,900	1,896,318
	Nomura Research Institute, Ltd.	102,234	3,443,688
	NS Solutions Corp.	22,700	729,236
	NSK, Ltd.	134,553	1,219,955
	NTT Data Corp.	264,700	3,801,390
	Obayashi Corp.	394,200	3,301,900
	OBIC Business Consultants Co., Ltd.	2,600	165,575
	Obic Co., Ltd.	12,300	2,301,377
	Odakyu Electric Railway Co., Ltd.	58,800	1,709,167
	Oji Holdings Corp.	516,100	3,120,106
	Olympus Corp.	370,800	6,704,350
	Omron Corp.	37,600	3,331,230
	Ono Pharmaceutical Co., Ltd.	62,500	1,865,569
	Open House Co., Ltd.	34,000	1,368,603
	Oracle Corp.	12,300	1,449,162
	Orient Corp.	373,200	424,492
	Oriental Land Co., Ltd.	26,300	4,116,249

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ORIX Corp.	381,000	$6,113,484
	Osaka Gas Co., Ltd.	85,500	1,581,125
	Otsuka Corp.	25,800	1,299,055
	Otsuka Holdings Co., Ltd.	58,500	2,498,032
	PALTAC Corp.	11,700	607,978
	Pan Pacific International Holdings Corp.	133,300	2,993,359
	Panasonic Corp.	840,587	10,912,695
#	Panasonic Corp., Sponsored ADR	106,991	1,401,582
*	Park24 Co., Ltd.	75,700	1,437,799
	Penta-Ocean Construction Co., Ltd.	65,300	535,017
*	PeptiDream, Inc.	18,100	1,056,675
	Persol Holdings Co., Ltd.	110,900	2,080,005
	Pigeon Corp.	26,300	1,183,367
	Pola Orbis Holdings, Inc.	19,200	384,368
	Rakus Co., Ltd.	24,600	445,605
*	Rakuten, Inc.	172,113	1,694,058
	Recruit Holdings Co., Ltd.	399,800	17,390,259
	Relo Group, Inc.	63,800	1,587,378
*	Renesas Electronics Corp.	304,100	3,470,219
	Rengo Co., Ltd.	168,900	1,404,779
*	RENOVA, Inc.	4,000	141,962
	Resona Holdings, Inc.	795,631	2,761,930
	Ricoh Co., Ltd.	280,100	2,123,702
	Rinnai Corp.	11,000	1,148,932
	Rohm Co., Ltd.	26,162	2,654,472
	Rohto Pharmaceutical Co., Ltd.	53,200	1,558,225
	Ryohin Keikaku Co., Ltd.	114,200	2,730,616
	Sankyo Co., Ltd.	22,500	642,664
	Sankyu, Inc.	50,500	1,901,406
	Santen Pharmaceutical Co., Ltd.	102,800	1,700,191
	Sanwa Holdings Corp.	177,500	2,023,617
	Sawai Pharmaceutical Co., Ltd.	22,000	1,005,688
	SBI Holdings, Inc.	77,150	1,925,988
	SCREEN Holdings Co., Ltd.	18,300	1,411,449
	SCSK Corp.	22,100	1,229,152
	Secom Co., Ltd.	46,000	4,168,017
	Sega Sammy Holdings, Inc.	77,448	1,233,513
	Seibu Holdings, Inc.	117,300	1,077,199
	Seiko Epson Corp.	199,100	3,391,649
	Seino Holdings Co., Ltd.	71,200	922,378
	Sekisui Chemical Co., Ltd.	177,100	3,194,208
	Sekisui House, Ltd.	132,160	2,553,391
	Seria Co., Ltd.	23,700	825,258
	Seven & I Holdings Co., Ltd.	278,476	10,634,447
	Seven Bank, Ltd.	581,600	1,281,298
	SG Holdings Co., Ltd.	109,000	2,793,961
	Sharp Corp.	81,999	1,703,275
	Shimadzu Corp.	60,600	2,316,810
	Shimamura Co., Ltd.	7,954	883,361
	Shimano, Inc.	10,100	2,368,175
	Shimizu Corp.	326,100	2,297,134
	Shin-Etsu Chemical Co., Ltd.	70,700	12,307,361
	Shinko Electric Industries Co., Ltd.	29,800	749,104
	Shinsei Bank, Ltd.	86,600	1,061,546
	Shionogi & Co., Ltd.	54,700	2,969,663
	Ship Healthcare Holdings, Inc.	24,000	1,380,873
	Shiseido Co., Ltd.	72,700	4,719,646
	Shizuoka Bank, Ltd. (The)	191,470	1,391,882
	SHO-BOND Holdings Co., Ltd.	15,300	665,750

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Showa Denko K.K.	78,100	$1,863,287
#*	Skylark Holdings Co., Ltd.	139,100	2,285,177
	SMC Corp.	7,500	4,538,719
	SMS Co., Ltd.	32,900	1,220,775
	Softbank Corp.	656,300	8,621,457
	SoftBank Group Corp.	367,176	28,446,221
	Sohgo Security Services Co., Ltd.	23,800	1,171,143
	Sojitz Corp.	686,000	1,588,040
	Sompo Holdings, Inc.	78,694	3,142,433
	Sony Corp.	401,800	38,457,328
	Sony Corp., Sponsored ADR	25,884	2,477,358
	Sotetsu Holdings, Inc.	33,144	777,856
	Square Enix Holdings Co., Ltd.	27,500	1,581,349
	Stanley Electric Co., Ltd.	44,200	1,382,687
	Subaru Corp.	182,086	3,497,916
	Sugi Holdings Co., Ltd.	17,600	1,156,619
	SUMCO Corp.	138,200	2,914,368
	Sumitomo Chemical Co., Ltd.	908,548	4,276,893
	Sumitomo Corp.	215,000	2,854,028
	Sumitomo Dainippon Pharma Co., Ltd.	59,769	971,612
	Sumitomo Electric Industries, Ltd.	301,600	4,025,911
	Sumitomo Forestry Co., Ltd.	105,500	2,043,101
	Sumitomo Heavy Industries, Ltd.	88,500	2,462,737
	Sumitomo Metal Mining Co., Ltd.	81,036	3,513,562
	Sumitomo Mitsui Financial Group, Inc.	247,440	7,687,546
	Sumitomo Mitsui Trust Holdings, Inc.	121,240	3,627,237
	Sumitomo Realty & Development Co., Ltd.	91,300	2,755,963
	Sumitomo Rubber Industries, Ltd.	148,400	1,365,724
	Sundrug Co., Ltd.	37,000	1,467,941
	Suntory Beverage & Food, Ltd.	65,300	2,281,077
	Sushiro Global Holdings, Ltd.	53,200	1,819,892
	Suzuken Co., Ltd.	33,738	1,306,633
	Suzuki Motor Corp.	94,100	4,246,552
	Sysmex Corp.	52,200	6,089,772
	Systena Corp.	4,300	81,008
	T&D Holdings, Inc.	190,200	2,216,557
	Taiheiyo Cement Corp.	119,900	2,985,153
	Taisei Corp.	128,600	4,166,268
	Taisho Pharmaceutical Holdings Co., Ltd.	13,000	850,193
	Taiyo Yuden Co., Ltd.	65,800	3,859,882
	Takara Bio, Inc.	9,500	263,606
	Takara Holdings, Inc.	6,200	72,275
	Takeda Pharmaceutical Co., Ltd.	305,152	10,732,076
	TBS Holdings, Inc.	17,600	342,843
	TDK Corp.	45,034	7,281,631
	TechnoPro Holdings, Inc.	20,800	1,583,769
	Teijin, Ltd.	186,000	3,402,771
	Terumo Corp.	132,200	5,138,040
	THK Co., Ltd.	53,300	1,693,650
	TIS, Inc.	87,900	1,954,603
	Tobu Railway Co., Ltd.	39,900	1,125,914
	Toda Corp.	117,400	828,435
	Toei Animation Co., Ltd.	6,200	603,757
	Toei Co., Ltd.	3,100	564,039
	Toho Co., Ltd.	24,200	937,385
	Toho Gas Co., Ltd.	15,900	934,697
	Tohoku Electric Power Co., Inc.	106,900	917,468
	Tokai Carbon Co., Ltd.	129,200	1,865,058
	Tokio Marine Holdings, Inc.	128,081	6,291,450

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Century Corp.	36,100	$2,930,416
*	Tokyo Electric Power Co. Holdings, Inc.	279,300	1,071,370
	Tokyo Electron, Ltd.	47,700	18,138,062
	Tokyo Gas Co., Ltd.	94,000	2,059,795
	Tokyo Ohka Kogyo Co., Ltd.	11,000	739,149
	Tokyo Tatemono Co., Ltd.	101,019	1,363,806
	Tokyu Corp.	91,318	1,073,730
	Tokyu Fudosan Holdings Corp.	367,300	2,075,491
	Toppan Printing Co., Ltd.	105,300	1,497,581
	Toray Industries, Inc.	910,893	5,943,320
	Toshiba Corp.	88,800	2,899,867
	Toshiba TEC Corp.	17,400	646,553
	Tosoh Corp.	159,400	2,733,343
	TOTO, Ltd.	42,000	2,326,207
	Toyo Seikan Group Holdings, Ltd.	72,000	771,611
	Toyo Suisan Kaisha, Ltd.	16,500	812,036
	Toyo Tire Corp.	110,400	1,676,702
	Toyoda Gosei Co., Ltd.	33,300	880,685
	Toyota Boshoku Corp.	67,300	1,088,123
	Toyota Industries Corp.	24,900	1,961,389
#	Toyota Motor Corp., Sponsored ADR	65,041	9,139,561
	Toyota Motor Corp.	608,523	42,679,262
	Toyota Tsusho Corp.	63,860	2,494,344
*	Trend Micro, Inc., Sponsored ADR	777	42,875
*	Trend Micro, Inc.	33,900	1,865,685
	TS Tech Co., Ltd.	21,300	616,632
	Tsumura & Co.	25,800	839,505
	Tsuruha Holdings, Inc.	13,400	1,779,395
	TV Asahi Holdings Corp.	13,100	252,580
	Ube Industries, Ltd.	86,755	1,648,041
	Ulvac, Inc.	12,600	569,406
	Unicharm Corp.	84,500	3,789,777
	USS Co., Ltd.	83,600	1,646,219
	Welcia Holdings Co., Ltd.	22,800	772,429
	West Japan Railway Co.	30,700	1,636,645
#	Workman Co., Ltd.	6,500	536,047
	Yakult Honsha Co., Ltd.	30,200	1,542,521
	Yamada Holdings Co., Ltd.	248,200	1,265,281
	Yamaha Corp.	26,300	1,482,172
	Yamaha Motor Co., Ltd.	175,300	3,867,341
	Yamato Holdings Co., Ltd.	126,900	3,148,484
	Yamazaki Baking Co., Ltd.	61,100	1,124,918
	Yaoko Co., Ltd.	11,800	773,984
	Yaskawa Electric Corp.	44,600	2,287,463
	Yokogawa Electric Corp.	115,000	2,486,111
	Yokohama Rubber Co., Ltd. (The)	95,800	1,508,888
	Z Holdings Corp.	738,900	4,590,289
	Zenkoku Hosho Co., Ltd.	49,400	2,205,118
	Zensho Holdings Co., Ltd.	53,100	1,468,879
	Zeon Corp.	82,400	1,322,935
	ZOZO, Inc.	38,500	1,078,116
TOTAL JAPAN			1,285,828,158
NETHERLANDS — (4.0%)
*	ABN AMRO Bank NV	201,391	2,103,334
*	Adyen NV	3,728	7,787,885
	Aegon NV	7,754	32,150
	Aegon NV	133,518	546,090
	Akzo Nobel NV	74,601	7,594,329

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	ArcelorMittal SA	30,600	$670,119
#*	ArcelorMittal SA	246,036	5,311,909
	ASM International NV	18,998	4,866,682
	ASML Holding NV	30,871	16,480,463
	ASML Holding NV	72,895	38,937,593
	Coca-Cola European Partners P.L.C.	102,269	4,757,200
	Euronext NV	22,212	2,392,160
*	GrandVision NV	36,650	1,088,556
	Heineken NV	67,737	7,066,322
*	ING Groep NV	803,548	7,144,634
*	Just Eat Takeaway.com NV	29,839	3,411,991
	Koninklijke Ahold Delhaize NV	678,021	19,462,272
	Koninklijke DSM NV	56,794	9,928,339
	Koninklijke KPN NV	2,956,485	9,236,057
*	Koninklijke Philips NV	125,724	6,853,106
*	Koninklijke Philips NV	121,320	6,586,465
	Koninklijke Vopak NV	21,805	1,103,609
	NN Group NV	135,762	5,654,693
	Prosus N.V.	77,115	9,009,409
*	Randstad NV	61,410	3,836,761
	Stellantis NV	917,736	13,937,070
	Stellantis NV	281,905	4,286,584
#	Stellantis NV	390,823	5,952,234
	Wolters Kluwer NV	148,410	12,331,418
TOTAL NETHERLANDS			218,369,434
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd. (The)	233,998	1,929,774
*	Auckland International Airport, Ltd.	233,678	1,243,145
	Chorus, Ltd.	272,664	1,648,958
	Contact Energy, Ltd.	175,394	1,023,629
	EBOS Group, Ltd.	83,092	1,702,380
	Fisher & Paykel Healthcare Corp., Ltd.	154,697	3,833,959
*	Fletcher Building, Ltd.	295,091	1,311,648
	Fonterra Co-operative Group, Ltd.	22,286	72,634
	Genesis Energy, Ltd.	157,334	441,296
	Infratil, Ltd.	264,620	1,361,421
	Mainfreight, Ltd.	34,688	1,673,881
	Mercury NZ, Ltd.	135,382	690,420
	Meridian Energy, Ltd.	234,465	1,196,788
	Port of Tauranga, Ltd.	133,948	721,884
	Ryman Healthcare, Ltd.	136,827	1,520,015
	Spark New Zealand, Ltd.	1,191,593	4,091,156
	Vector, Ltd.	65,942	203,211
TOTAL NEW ZEALAND			24,666,199
NORWAY — (0.7%)
#*	Adevinta ASA, Class B	36,947	548,197
	Aker ASA, Class A	7,086	556,349
	Aker BP ASA	58,299	1,447,975
*	Bakkafrost P/F	7,846	552,441
*	DNB ASA	191,314	3,724,589
#	Entra ASA	71,276	1,586,267
	Equinor ASA	352,730	6,321,340
	Gjensidige Forsikring ASA	31,479	723,890
#*	Golar LNG, Ltd.	6,906	74,792
	Kongsberg Gruppen ASA	36,323	702,612
	Leroy Seafood Group ASA	99,259	691,386

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	Mowi ASA	84,657	$1,875,237
*	NEL ASA	350,630	1,238,388
*	Nordic Semiconductor ASA	15,702	240,572
	Norsk Hydro ASA	622,290	2,748,153
	Orkla ASA	163,743	1,591,692
	Salmar ASA	16,472	988,001
	Scatec ASA	46,580	1,762,547
#*	Schibsted ASA, Class A	12,721	478,574
*	Schibsted ASA, Class B	13,960	449,075
*	SpareBank 1 SR-Bank ASA	74,887	821,413
*	Storebrand ASA	232,572	1,779,861
*	Subsea 7 SA	99,035	925,777
	Telenor ASA	181,689	2,997,213
	Tomra Systems ASA	35,649	1,631,531
	Yara International ASA	52,236	2,428,986
TOTAL NORWAY			38,886,858
PORTUGAL — (0.2%)
	Banco Espirito Santo SA	513,592	0
	EDP - Energias de Portugal SA	565,257	3,545,960
	EDP Renovaveis SA	44,619	1,221,935
	Galp Energia SGPS SA	230,327	2,311,822
	Jeronimo Martins SGPS SA	109,726	1,794,357
TOTAL PORTUGAL			8,874,074
SINGAPORE — (0.7%)
	CapitaLand, Ltd.	304,250	731,311
	City Developments, Ltd.	149,000	804,805
	Dairy Farm International Holdings, Ltd.	104,600	450,180
	DBS Group Holdings, Ltd.	459,923	8,672,883
	Frasers Property, Ltd.	50,400	46,477
	Genting Singapore, Ltd.	835,100	535,955
	Great Eastern Holdings, Ltd.	13,000	204,964
	Hongkong Land Holdings, Ltd.	435,100	2,005,951
	Jardine Cycle & Carriage, Ltd.	71,910	1,162,777
	Keppel Corp., Ltd.	524,200	1,970,279
	Olam International, Ltd.	331,700	395,986
	Oversea-Chinese Banking Corp., Ltd.	667,790	5,175,542
*	SATS, Ltd.	354,536	1,023,435
	Sembcorp Industries, Ltd.	32,620	40,304
*	Singapore Airlines, Ltd.	573,700	1,769,635
	Singapore Exchange, Ltd.	211,400	1,570,496
	Singapore Technologies Engineering, Ltd.	424,600	1,183,822
	Singapore Telecommunications, Ltd.	1,964,350	3,479,935
	United Industrial Corp., Ltd.	50,895	89,560
	United Overseas Bank, Ltd.	274,865	4,829,327
	UOL Group, Ltd.	214,687	1,178,523
	Venture Corp., Ltd.	129,400	1,923,141
	Wilmar International, Ltd.	373,900	1,479,875
TOTAL SINGAPORE			40,725,163
SPAIN — (2.0%)
	Acciona SA	14,296	2,142,559
#	ACS Actividades de Construccion y Servicios SA	189,835	5,916,022
*	Aena SME SA	21,985	3,390,453
	Amadeus IT Group SA	86,754	5,538,655
	Banco Bilbao Vizcaya Argentaria SA	1,694,605	7,731,998
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	474,142	2,171,570

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Banco Santander SA	3,529,022	$10,300,869
	CaixaBank SA	1,365,231	3,445,153
	Cellnex Telecom SA	45,527	2,667,144
	Endesa SA	123,225	3,149,288
	Ferrovial SA	99,123	2,376,322
#	Grifols SA	80,976	2,383,743
	Iberdrola SA	2,077,556	28,128,410
	Iberdrola SA	29,679	402,854
	Industria de Diseno Textil SA	322,128	9,553,733
#	Naturgy Energy Group SA	175,176	4,525,646
	Red Electrica Corp. SA	169,736	3,222,927
	Repsol SA	501,492	4,926,507
	Siemens Gamesa Renewable Energy SA	54,772	2,246,951
#	Telefonica SA, Sponsored ADR	150,586	653,543
	Telefonica SA	1,364,344	5,886,993
TOTAL SPAIN			110,761,340
SWEDEN — (3.1%)
	AAK AB	52,151	1,019,331
	AddTech AB, Class B	26,572	352,261
*	Alfa Laval AB	154,364	4,045,379
*	Annehem Fastigheter AB, Class B	29,878	106,908
	Assa Abloy AB, Class B	170,728	4,222,406
	Atlas Copco AB, Class A	212,896	11,550,316
	Atlas Copco AB, Class B	123,970	5,804,278
	Avanza Bank Holding AB	49,212	1,340,965
	Axfood AB	49,605	1,192,141
	Beijer Ref AB	26,145	1,084,548
	BillerudKorsnas AB	80,267	1,434,388
	Boliden AB	165,840	5,434,047
	Castellum AB	41,599	998,017
*	Dometic Group AB	131,824	1,819,384
#	Electrolux AB, Class B	159,148	3,888,115
	Elekta AB, Class B	123,917	1,780,505
	Epiroc AB, Class A	194,046	3,717,705
	Epiroc AB, Class B	123,148	2,113,746
	Essity AB, Class A	8,605	279,053
	Essity AB, Class B	187,852	6,000,147
#	Evolution Gaming Group AB	26,986	2,626,087
	Fabege AB	51,586	768,713
#*	Fastighets AB Balder, Class B	12,856	642,470
	Getinge AB, Class B	87,956	2,268,759
#*	Hennes & Mauritz AB, Class B	225,500	4,821,047
	Hexagon AB, Class B	35,288	3,075,213
	Hexpol AB	123,278	1,347,300
	Holmen AB, Class B	34,011	1,557,004
	Hufvudstaden AB, Class A	33,335	509,141
	Husqvarna AB, Class A	12,600	157,967
	Husqvarna AB, Class B	226,851	2,806,733
	ICA Gruppen AB	42,191	2,114,804
*	Indutrade AB	89,793	1,840,262
	Lifco AB, Class B	12,647	1,160,980
	Lundin Energy AB	44,955	1,221,115
#*	Millicom International Cellular SA	61,352	2,289,766
	Nibe Industrier AB, Class B	55,310	1,846,214
*	Peab AB, Class B	149,393	1,664,054
#*	Saab AB, Class B	41,142	1,151,552
	Sagax AB, Class B	17,565	346,860
	Samhallsbyggnadsbolaget i Norden AB	147,663	483,591

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	$73,583
*	Sandvik AB	192,170	4,786,014
	Securitas AB, Class B	205,977	3,173,819
*	Sinch AB	5,224	767,006
*	Skandinaviska Enskilda Banken AB, Class A	307,797	3,348,673
#	Skanska AB, Class B	202,978	5,244,962
#	SKF AB, Class A	5,065	139,040
	SKF AB, Class B	190,050	5,201,587
#*	SSAB AB, Class A	41,802	178,426
*	SSAB AB, Class B	154,982	596,211
*	Svenska Cellulosa AB SCA, Class A	8,605	153,636
#*	Svenska Cellulosa AB SCA, Class B	231,949	4,085,749
*	Svenska Handelsbanken AB, Class A	287,046	2,861,560
#*	Svenska Handelsbanken AB, Class B	3,612	41,234
	Sweco AB, Class B	72,597	1,209,555
*	Swedbank AB, Class A	171,269	3,222,556
	Swedish Match AB	42,500	3,277,292
*	Swedish Orphan Biovitrum AB	74,062	1,398,390
	Tele2 AB, Class B	216,108	2,982,469
	Telefonaktiebolaget LM Ericsson, Class A	14,581	204,009
	Telefonaktiebolaget LM Ericsson, Class B	655,681	8,255,971
	Telia Co. AB	722,179	3,164,795
*	Thule Group AB	33,845	1,255,037
*	Trelleborg AB, Class B	114,768	2,595,741
*	Volvo AB, Class A	92,380	2,284,890
*	Volvo AB, Class B	627,991	15,472,839
	Wallenstam AB, Class B	60,969	928,269
	Wihlborgs Fastigheter AB	28,804	591,519
TOTAL SWEDEN			170,378,104
SWITZERLAND — (8.0%)
	ABB, Ltd.	386,786	11,408,792
	Adecco Group AG	83,234	5,199,239
*	Alcon, Inc.	133,442	9,569,140
*	Alcon, Inc.	48,268	3,464,039
	Baloise Holding AG	18,965	3,175,908
	Banque Cantonale Vaudoise	14,878	1,574,272
	Barry Callebaut AG	1,534	3,401,921
	Chocoladefabriken Lindt & Spruengli AG	29	2,697,954
	Cie Financiere Richemont SA	89,291	8,293,708
	Clariant AG	18,152	385,657
	Credit Suisse Group AG	389,107	5,104,136
#	Credit Suisse Group AG, Sponsored ADR	462,446	6,034,920
	EMS-Chemie Holding AG	1,611	1,519,494
	Geberit AG	8,326	5,096,068
	Givaudan SA	1,657	6,675,674
	Julius Baer Group, Ltd.	121,934	7,377,651
	Kuehne + Nagel International AG	22,134	5,036,722
	LafargeHolcim, Ltd.	164,814	8,912,431
	LafargeHolcim, Ltd.	29,333	1,582,307
	Logitech International SA	13,924	1,446,126
#	Logitech International SA	29,225	3,066,287
	Lonza Group AG	15,487	9,891,539
	Nestle SA	915,482	102,622,397
	Novartis AG, Sponsored ADR	140,403	12,702,259
	Novartis AG	442,743	40,088,210
	Partners Group Holding AG	4,495	5,307,657
	Roche Holding AG	8,668	3,053,960
	Roche Holding AG	227,381	78,471,860

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Schindler Holding AG	5,981	$1,573,345
	SGS SA	1,689	5,122,727
*	Siemens Energy AG	65,296	2,412,919
	Sika AG	39,540	10,759,298
*	Sonova Holding AG	15,935	3,844,144
	Straumann Holding AG	1,497	1,659,318
	Swatch Group AG (The)	13,213	3,806,020
	Swatch Group AG (The)	25,583	1,440,671
	Swiss Life Holding AG	12,256	5,588,185
	Swiss Prime Site AG	10,954	1,064,639
#	Swiss Re AG	106,521	9,391,075
	Swisscom AG	20,449	11,129,951
	Temenos AG	29,867	3,771,363
	UBS Group AG	435,575	6,278,303
#*	UBS Group AG	200,710	2,888,217
	Vifor Pharma AG	22,564	3,064,150
	Zurich Insurance Group AG	26,487	10,590,735
TOTAL SWITZERLAND			437,545,388
UNITED KINGDOM — (13.1%)
	3i Group P.L.C.	327,882	4,968,565
	Admiral Group P.L.C.	68,697	2,707,407
	Anglo American P.L.C.	293,898	9,667,317
	Antofagasta P.L.C.	145,315	2,833,987
	Ashtead Group P.L.C.	191,330	9,602,251
*	ASOS P.L.C.	29,680	1,813,443
*	Associated British Foods P.L.C.	106,672	3,081,327
#	AstraZeneca P.L.C., Sponsored ADR	570,883	28,886,701
	AstraZeneca P.L.C.	141,555	14,440,187
	Auto Trader Group P.L.C.	449,765	3,467,496
	Avast P.L.C.	194,163	1,251,909
	AVEVA Group P.L.C.	20,051	995,117
	Aviva P.L.C.	1,532,940	7,011,795
	B&M European Value Retail SA	528,049	3,859,765
	BAE Systems P.L.C.	1,431,927	9,035,060
*	Barclays P.L.C., Sponsored ADR	911,164	6,633,274
*	Barclays P.L.C.	55,041	100,406
*	Barratt Developments P.L.C.	407,499	3,548,877
	Bellway P.L.C.	43,722	1,644,426
	Berkeley Group Holdings P.L.C.	54,827	3,135,515
	BHP Group P.L.C., ADR	262,662	14,346,598
	BHP Group P.L.C.	242,396	6,642,940
#*	Boohoo Group P.L.C.	423,708	1,958,785
	BP P.L.C., Sponsored ADR	713,472	15,853,359
	BP P.L.C.	1,072,130	3,983,986
	British American Tobacco P.L.C., Sponsored ADR	72,175	2,637,996
	British American Tobacco P.L.C.	342,327	12,439,431
	BT Group P.L.C.	6,189,508	10,612,974
	Bunzl P.L.C.	124,176	3,986,010
*	Burberry Group P.L.C.	207,857	4,871,488
	Carnival P.L.C.	22,654	356,902
	Carnival P.L.C., ADR	26,209	419,344
*	CNH Industrial NV	152,811	1,961,926
	Coca-Cola HBC AG	88,824	2,622,318
*	Compass Group P.L.C.	507,050	9,057,317
	ConvaTec Group P.L.C.	626,144	1,713,141
	Croda International P.L.C.	42,733	3,671,566
	DCC P.L.C.	38,267	2,878,811
	Diageo P.L.C., Sponsored ADR	105,239	16,866,655

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Diageo P.L.C.	169,923	$6,821,928
	Direct Line Insurance Group P.L.C.	660,013	2,708,934
*	DS Smith P.L.C.	846,006	4,199,224
	easyJet P.L.C.	54,536	540,076
	Electrocomponents P.L.C.	52,236	625,593
*	Entain P.L.C.	283,133	4,791,614
	Evraz P.L.C.	324,245	2,216,996
	Experian P.L.C.	293,833	10,270,229
	Ferguson P.L.C.	91,564	10,631,378
	Fresnillo P.L.C.	49,426	666,001
#	GlaxoSmithKline P.L.C., Sponsored ADR	352,222	13,120,270
	GlaxoSmithKline P.L.C.	406,661	7,552,221
*	Glencore P.L.C.	2,906,876	9,703,516
	Halma P.L.C.	73,034	2,461,699
	Hargreaves Lansdown P.L.C.	92,532	2,155,835
	Hikma Pharmaceuticals P.L.C.	73,659	2,418,912
	HomeServe P.L.C.	184,841	2,635,044
*	Howden Joinery Group P.L.C.	387,823	3,555,915
*	HSBC Holdings P.L.C.	1,377,459	7,207,701
*	HSBC Holdings P.L.C., Sponsored ADR	461,454	12,067,022
	IG Group Holdings P.L.C.	96,143	985,278
	Imperial Brands P.L.C., Sponsored ADR	38,600	785,317
	Imperial Brands P.L.C.	446,751	8,967,007
*	Informa P.L.C.	453,020	3,082,503
*	InterContinental Hotels Group P.L.C., ADR	1,227	75,571
*	InterContinental Hotels Group P.L.C.	39,805	2,452,275
	Intermediate Capital Group P.L.C.	101,516	2,354,586
*	International Consolidated Airlines Group SA	232,487	451,760
	Intertek Group P.L.C.	41,127	3,097,406
	Investec P.L.C.	34,450	89,168
*	ITV P.L.C.	1,654,286	2,391,414
	J Sainsbury P.L.C.	1,003,207	3,350,419
*	JD Sports Fashion P.L.C.	241,641	2,459,786
	Johnson Matthey P.L.C.	113,307	4,558,232
*	Kingfisher P.L.C.	1,084,155	4,115,666
	Legal & General Group P.L.C.	1,936,563	6,440,740
*	Liberty Global P.L.C., Class A	6,400	154,487
*	Liberty Global P.L.C., Class C	15,389	371,793
*	Lloyds Banking Group P.L.C.	13,069,320	5,864,610
#*	Lloyds Banking Group P.L.C., ADR	410,157	730,079
	London Stock Exchange Group P.L.C.	55,711	6,613,711
	M&G P.L.C.	1,115,429	2,675,968
*	Melrose Industries P.L.C.	1,724,201	3,943,472
	Mondi P.L.C.	276,993	6,523,160
	National Grid P.L.C.	264,511	3,072,479
	National Grid P.L.C., Sponsored ADR	89,281	5,185,440
*	Natwest Group P.L.C.	1,414,551	2,839,948
*	Natwest Group P.L.C., Sponsored ADR	252,195	1,003,736
*	Next P.L.C.	32,817	3,464,615
	Ninety One P.L.C.	210,337	671,330
*	NMC Health P.L.C.	40,307	19,347
*	Ocado Group P.L.C.	58,650	2,226,401
#	Pearson P.L.C.	229,122	2,538,462
#	Pearson P.L.C., Sponsored ADR	122,757	1,356,465
	Pennon Group P.L.C.	177,697	2,269,113
	Persimmon P.L.C.	116,856	4,067,573
	Phoenix Group Holdings P.L.C.	286,676	2,641,932
#	Prudential P.L.C., ADR	57,284	1,829,651
#	Prudential P.L.C.	381,130	6,097,857

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reckitt Benckiser Group P.L.C.	172,565	$14,629,783
	RELX P.L.C., Sponsored ADR	218,250	5,416,966
	RELX P.L.C.	170,011	4,209,213
	RELX P.L.C.	217,352	5,429,488
*	Renishaw P.L.C.	10,621	870,106
*	Rentokil Initial P.L.C.	566,438	3,844,320
*	Rightmove P.L.C.	464,177	3,799,657
	Rio Tinto P.L.C.	154,229	11,700,911
#	Rio Tinto P.L.C., Sponsored ADR	267,962	20,477,656
*	Rolls-Royce Holdings P.L.C.	1,513,143	1,888,396
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	837,467	29,219,224
	Royal Dutch Shell P.L.C., Class B	503,038	8,767,183
	RSA Insurance Group P.L.C.	456,476	4,208,268
	Sage Group P.L.C. (The)	310,458	2,499,817
	Schroders P.L.C.	38,651	1,802,430
	Schroders P.L.C.	15,868	502,002
	Severn Trent P.L.C.	90,146	2,849,779
	Smith & Nephew P.L.C.	182,889	3,850,505
	Smiths Group P.L.C.	125,893	2,431,503
	Spectris P.L.C.	19,556	810,214
	Spirax-Sarco Engineering P.L.C.	22,617	3,419,472
	SSE P.L.C.	502,290	10,174,849
	St James's Place P.L.C.	255,058	4,081,943
*	Standard Chartered P.L.C.	1,063,882	6,437,225
	Standard Life Aberdeen P.L.C.	1,344,113	5,533,256
	Tate & Lyle P.L.C.	192,801	1,815,920
*	Taylor Wimpey P.L.C.	1,640,125	3,273,389
	Tesco P.L.C.	4,615,155	15,102,625
*	Travis Perkins P.L.C.	106,405	1,958,102
#	TUI AG	36,649	175,845
	Unilever P.L.C., Sponsored ADR	500,291	29,186,977
	Unilever P.L.C.	89,128	5,192,167
	Unilever P.L.C.	268,265	15,593,982
	United Utilities Group P.L.C.	233,395	2,941,896
	Vodafone Group P.L.C.	5,487,771	9,371,731
#	Vodafone Group P.L.C., Sponsored ADR	237,113	4,066,494
*	Weir Group P.L.C (The)	127,397	3,291,429
*	Whitbread P.L.C.	89,544	3,402,943
	Wm Morrison Supermarkets P.L.C.	1,309,357	3,211,060
	WPP P.L.C., Sponsored ADR	250	12,985
	WPP P.L.C.	604,792	6,319,848
TOTAL UNITED KINGDOM			717,506,796
UNITED STATES — (0.0%)
	Ovintiv, Inc.	94,747	1,493,206
TOTAL COMMON STOCKS			5,303,255,204
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	25,961	1,694,315
	Henkel AG & Co. KGaA	37,748	3,909,621
	Porsche Automobil Holding SE	58,770	4,081,860
#	Sartorius AG	11,983	5,956,696
	Volkswagen AG	53,407	10,096,621
TOTAL GERMANY			25,739,113

Large Cap International Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	189,835	$93,532
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	178,582	58,141
TOTAL RIGHTS/WARRANTS			151,673
TOTAL INVESTMENT SECURITIES (Cost $3,806,913,664)			5,329,145,990

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	14,233,629	164,697,325
TOTAL INVESTMENTS — (100.0%)
(Cost $3,971,571,398)^^			$5,493,843,315
As of January 31, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	252	03/19/21	$46,416,873	$46,685,520	$268,647
Total Futures Contracts			$46,416,873	$46,685,520	$268,647
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,046,280	$325,627,020	—	$332,673,300
Austria	—	8,083,429	—	8,083,429
Belgium	—	51,278,444	—	51,278,444
Canada	461,678,284	3,246,685	—	464,924,969
China	—	93,988	—	93,988
Denmark	3,868,855	128,121,730	—	131,990,585
Finland	63,512	68,331,895	—	68,395,407
France	6,614,460	495,421,435	—	502,035,895
Germany	13,205,360	363,407,379	—	376,612,739
Hong Kong	545,835	140,133,332	—	140,679,167
Ireland	15,345,467	25,020,022	—	40,365,489
Israel	7,733,380	18,009,943	—	25,743,323
Italy	1,324,918	104,018,831	—	105,343,749
Japan	23,696,765	1,262,131,393	—	1,285,828,158
Netherlands	75,557,945	142,811,489	—	218,369,434
New Zealand	—	24,666,199	—	24,666,199
Norway	74,792	38,812,066	—	38,886,858
Portugal	—	8,874,074	—	8,874,074
Singapore	—	40,725,163	—	40,725,163
Spain	3,227,967	107,533,373	—	110,761,340
Sweden	106,908	170,271,196	—	170,378,104
Switzerland	34,260,823	403,284,565	—	437,545,388
United Kingdom	226,298,042	491,208,754	—	717,506,796

Large Cap International Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$1,493,206	—	—	$1,493,206
Preferred Stocks
Germany	—	$25,739,113	—	25,739,113
Rights/Warrants
Spain	—	93,532	—	93,532
Switzerland	—	58,141	—	58,141
Securities Lending Collateral	—	164,697,325	—	164,697,325
Futures Contracts**	268,647	—	—	268,647
TOTAL	$882,411,446	$4,611,700,516	—	$5,494,111,962
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.6%)
#*	3P Learning, Ltd.	182,513	$188,009
	A2B Australia, Ltd.	950,290	834,369
	Accent Group, Ltd.	1,632,618	2,867,878
	Adairs, Ltd.	407,492	1,124,855
	Adbri, Ltd.	1,528,552	3,331,969
*	Afterpay, Ltd.	35,905	3,665,352
	AGL Energy, Ltd.	490,894	4,291,176
*	Ainsworth Game Technology, Ltd.	365,058	222,025
#*	Alkane Resources, Ltd.	2,028,893	1,219,375
	ALS, Ltd.	724,258	5,479,086
	Altium, Ltd.	324,187	7,557,741
#	Alumina, Ltd.	2,759,652	3,542,440
*	AMA Group, Ltd.	826,863	405,540
#*	Amaysim Australia, Ltd.	749,916	433,782
	AMP, Ltd.	11,270,843	12,712,947
	Ampol, Ltd.	1,096,002	21,821,471
	Ansell, Ltd.	356,503	9,965,445
	APA Group	1,158,388	8,612,978
	Appen, Ltd.	122,052	2,065,822
	ARB Corp., Ltd.	218,348	5,831,771
#*	Ardent Leisure Group, Ltd.	1,412,871	635,310
	Aristocrat Leisure, Ltd.	775,551	18,270,293
	Asaleo Care, Ltd.	2,961,663	2,942,627
	ASX, Ltd.	43,079	2,353,923
	Atlas Arteria, Ltd.	1,515,596	7,304,751
	AUB Group, Ltd.	98,733	1,222,701
#	Aurelia Metals, Ltd.	4,097,023	1,273,802
	Aurizon Holdings, Ltd.	4,938,389	13,929,639
	AusNet Services	3,152,081	4,149,374
	Austal, Ltd.	1,211,556	2,364,434
	Australia & New Zealand Banking Group, Ltd.	2,071,038	37,286,899
*	Australian Agricultural Co., Ltd.	2,109,989	1,780,464
#	Australian Ethical Investment, Ltd.	4,975	26,463
#	Australian Finance Group, Ltd.	403,684	839,726
	Australian Pharmaceutical Industries, Ltd.	2,267,108	2,194,266
#*	Australian Strategic Materials, Ltd.	405,778	1,540,813
	Australian Vintage, Ltd.	112,455	49,870
	Auswide Bank, Ltd.	34,719	161,746
	AVJennings, Ltd.	297,081	116,325
	Baby Bunting Group, Ltd.	244,513	964,046
#	Bank of Queensland, Ltd.	2,268,768	13,732,296
	Bapcor, Ltd.	890,868	5,088,003
	Beach Energy, Ltd.	11,632,707	14,469,104
	Bega Cheese, Ltd.	1,076,839	4,592,355
	Bell Financial Group, Ltd.	34,665	46,356
	Bendigo & Adelaide Bank, Ltd.	1,824,383	12,751,035
	BHP Group, Ltd.	4,074,214	135,870,954
#	BHP Group, Ltd., Sponsored ADR	623,528	41,639,200
#	Bingo Industries, Ltd.	104,020	254,770
#*	Blackmores, Ltd.	52,019	2,916,280
#*	Blue Sky Alternative Investments, Ltd.	32,768	869
	BlueScope Steel, Ltd.	2,399,569	30,126,430
	Boral, Ltd.	3,959,863	14,555,666
	Brambles, Ltd.	1,144,051	9,205,189
	Bravura Solutions, Ltd.	432,063	994,897

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Breville Group, Ltd.	377,173	$8,293,953
	Brickworks, Ltd.	400,689	5,683,918
	BSA, Ltd.	28,427	6,938
	BWX, Ltd.	197,079	614,608
	Capitol Health, Ltd.	1,767,071	370,048
#*	Cardno, Ltd.	806,457	208,896
#*	Carnarvon Petroleum, Ltd.	1,228,418	256,614
	Carsales.com, Ltd.	956,934	14,266,082
#*	Cash Converters International, Ltd.	2,116,492	394,944
#*	Catapult Group International, Ltd.	170,410	216,418
	Cedar Woods Properties, Ltd.	176,870	948,257
	Centrebet Litigation	22,005	0
	Centrebet Litigation Claim	22,005	0
#	Challenger, Ltd.	1,350,701	6,819,715
*	Champion Iron, Ltd.	58,221	225,660
#*	CIMIC Group, Ltd.	137,887	2,586,020
*	City Chic Collective, Ltd.	137,957	403,111
#	Class, Ltd.	241,974	354,838
*	Clean Seas Seafood, Ltd.	36,060	22,894
	Cleanaway Waste Management, Ltd.	8,574,683	14,445,547
#	Clinuvel Pharmaceuticals, Ltd.	42,853	713,391
	Clover Corp., Ltd.	41,173	46,987
	Coca-Cola Amatil, Ltd.	1,319,240	13,131,831
	Cochlear, Ltd.	74,643	11,223,265
	Codan, Ltd.	587,540	5,353,825
	Coles Group, Ltd.	1,682,114	23,285,971
#*	Collection House, Ltd.	706,526	188,987
	Collins Foods, Ltd.	678,091	4,970,790
	Commonwealth Bank of Australia	1,042,706	66,203,286
	Computershare, Ltd.	680,298	7,425,272
#*	Cooper Energy, Ltd.	5,586,157	1,379,761
*	Corporate Travel Management, Ltd.	285,154	3,606,885
	Costa Group Holdings, Ltd.	1,327,144	3,955,606
#	Credit Corp. Group, Ltd.	251,250	5,408,503
	Crown Resorts, Ltd.	905,461	6,612,682
	CSL, Ltd.	345,823	71,696,543
	CSR, Ltd.	3,061,776	12,284,756
	Data#3, Ltd.	437,358	1,884,703
*	Decmil Group, Ltd.	452,511	192,803
*	Deterra Royalties, Ltd.	340,216	1,119,518
	Dicker Data, Ltd.	125,643	1,105,015
	Domain Holdings Australia, Ltd.	716,308	2,708,619
	Domino's Pizza Enterprises, Ltd.	229,148	16,024,355
	Downer EDI, Ltd.	2,972,667	11,638,153
#	Eagers Automotive, Ltd.	455,856	4,600,273
*	Eclipx Group, Ltd.	1,423,800	1,835,724
	Elders, Ltd.	554,100	4,492,675
#*	Electro Optic Systems Holdings, Ltd.	135,592	534,920
#*	Emeco Holdings, Ltd.	16,034	13,615
#*	Energy World Corp., Ltd.	6,737,967	436,610
	EQT Holdings, Ltd.	15,791	330,128
	Estia Health, Ltd.	988,709	1,405,250
	Euroz, Ltd.	118,913	150,150
#	EVENT Hospitality and Entertainment, Ltd.	401,537	2,955,167
	Evolution Mining, Ltd.	5,264,626	18,802,283
#*	FAR, Ltd.	4,786,609	30,363
	Finbar Group, Ltd.	5,532	3,870
	Fleetwood, Ltd.	339,421	558,830
#*	Flight Centre Travel Group, Ltd.	377,230	4,023,171

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Fortescue Metals Group, Ltd.	5,627,697	$92,697,891
	G8 Education, Ltd.	3,884,483	3,331,895
#*	Galaxy Resources, Ltd.	1,039,550	2,120,935
#	Genworth Mortgage Insurance Australia, Ltd.	1,154,913	1,997,404
*	Gold Road Resources, Ltd.	1,431,330	1,302,552
	GrainCorp, Ltd., Class A	1,135,294	3,488,720
	Grange Resources, Ltd.	2,046,058	514,151
*	Greenland Minerals, Ltd.	413,383	89,719
	GUD Holdings, Ltd.	374,717	3,398,814
#	GWA Group, Ltd.	942,845	2,469,390
	Hansen Technologies, Ltd.	523,496	1,542,425
	Harvey Norman Holdings, Ltd.	2,027,043	8,209,686
	Healius, Ltd.	8,510,796	25,175,174
*	Highfield Resources, Ltd.	276,159	129,621
	HT&E, Ltd.	1,288,062	1,810,261
#	HUB24, Ltd.	21,700	404,746
#	Humm Group, Ltd.	1,837,780	1,583,596
*	Huon Aquaculture Group, Ltd.	39,837	91,322
	IDP Education, Ltd.	487,949	8,492,832
	IGO, Ltd.	2,848,309	13,857,545
	Iluka Resources, Ltd.	340,216	1,666,590
	Imdex, Ltd.	1,184,969	1,425,070
*	Incitec Pivot, Ltd.	6,415,181	12,855,254
	Infomedia, Ltd.	1,490,914	2,059,599
	Inghams Group, Ltd.	1,236,578	3,102,098
	Insurance Australia Group, Ltd.	2,233,674	8,233,524
*	Intega Group, Ltd.	1,074,416	257,723
	Integral Diagnostics, Ltd.	190,752	652,466
#	Integrated Research, Ltd.	399,026	775,171
#	InvoCare, Ltd.	538,489	4,572,030
	IOOF Holdings, Ltd.	1,969,214	4,652,816
	IPH, Ltd.	631,544	3,042,974
	IRESS, Ltd.	491,886	3,737,737
*	IVE Group, Ltd.	73,574	69,568
*	James Hardie Industries P.L.C.	388,289	10,852,996
#*	James Hardie Industries P.L.C., Sponsored ADR	39,415	1,100,073
	Japara Healthcare, Ltd.	1,909,975	1,084,698
	JB Hi-Fi, Ltd.	892,412	35,073,793
	Jupiter Mines, Ltd.	898,164	201,892
#*	Karoon Energy, Ltd.	2,742,547	2,092,613
*	Kingsgate Consolidated, Ltd.	1,030,491	705,966
	Kogan.com, Ltd.	231,472	3,159,833
#	Lednium Technology Pty, Ltd.	21,998	0
	Lendlease Corp., Ltd.	1,140,728	10,400,259
	Lifestyle Communities, Ltd.	39,883	382,397
	Link Administration Holdings, Ltd.	1,492,150	5,405,976
#	Lovisa Holdings, Ltd.	198,207	1,604,562
	Lycopodium, Ltd.	16,033	68,881
#*	Lynas Rare Earths, Ltd.	1,761,247	6,398,665
	MACA, Ltd.	1,448,816	1,395,776
	Macmahon Holdings, Ltd.	4,944,481	999,309
	Macquarie Group, Ltd.	221,499	22,089,754
	Magellan Financial Group, Ltd.	290,957	10,571,277
*	Mayne Pharma Group, Ltd.	3,936,421	942,204
	McMillan Shakespeare, Ltd.	451,962	4,347,650
	McPherson's, Ltd.	629,467	657,321
	Medibank Pvt, Ltd.	4,031,139	8,954,351
#*	Medusa Mining, Ltd.	1,871,019	1,116,869
#*	Mesoblast, Ltd.	325,946	586,272

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Mesoblast, Ltd., Sponsored ADR	1,592	$14,312
#*	Metals X, Ltd.	1,267,463	164,372
#	Metcash, Ltd.	6,698,073	17,444,684
#	Michael Hill International, Ltd.	72,300	37,344
	Michael Hill International, Ltd.	43,121	21,490
*	Millennium Minerals, Ltd.	679,921	0
	Mineral Resources, Ltd.	1,346,694	35,075,632
*	MMA Offshore, Ltd.	6,663,918	177,564
	MNF Group, Ltd.	84,045	283,108
	Monadelphous Group, Ltd.	295,291	2,903,887
	Monash IVF Group, Ltd.	1,407,719	808,820
	Money3 Corp., Ltd.	696,751	1,447,694
#	Mortgage Choice, Ltd.	349,753	357,129
	Mount Gibson Iron, Ltd.	1,772,759	1,144,918
#*	Myer Holdings, Ltd.	17,510,961	4,107,904
	MyState, Ltd.	152,471	605,493
	National Australia Bank, Ltd.	2,749,172	49,279,157
	Navigator Global Investments, Ltd.	366,260	573,539
#	Neometals, Ltd.	551,838	136,091
	Netwealth Group, Ltd.	81,162	1,065,187
#	New Hope Corp., Ltd.	1,202,266	1,228,961
	Newcrest Mining, Ltd.	407,486	7,744,860
*	NEXTDC, Ltd.	186,159	1,639,183
#	nib holdings, Ltd.	1,879,111	7,904,580
	Nick Scali, Ltd.	254,036	1,988,132
	Nine Entertainment Co. Holdings, Ltd.	7,524,955	13,788,670
	Northern Star Resources, Ltd.	2,841,813	27,500,973
	NRW Holdings, Ltd.	2,895,425	6,256,739
*	Nufarm, Ltd.	1,340,510	4,952,917
	OFX Group, Ltd.	962,104	876,861
	Oil Search, Ltd.	3,886,897	11,427,243
#	OM Holdings, Ltd.	418,603	274,383
	Omni Bridgeway, Ltd.	556,560	1,670,162
	oOh!media, Ltd.	2,840,315	3,416,541
	Orica, Ltd.	303,380	3,521,534
	Origin Energy, Ltd.	2,811,210	10,104,710
	Orora, Ltd.	4,597,026	8,778,502
	OZ Minerals, Ltd.	1,713,569	24,237,897
	Pacific Current Group, Ltd.	181,203	851,931
	Pacific Smiles Group, Ltd.	104,617	207,343
#	Pact Group Holdings, Ltd.	868,271	1,586,067
*	Panoramic Resources, Ltd.	6,013,888	754,126
*	Paragon Care, Ltd.	90,224	16,345
	Peet, Ltd.	945,315	886,859
	Pendal Group, Ltd.	1,045,342	4,902,096
	Perenti Global, Ltd.	3,067,062	3,024,980
	Perpetual, Ltd.	211,483	5,186,174
*	Perseus Mining, Ltd.	4,895,508	4,345,927
#	Platinum Asset Management, Ltd.	1,101,774	3,474,286
#*	Praemium, Ltd.	1,027,677	619,040
	Premier Investments, Ltd.	300,365	5,115,459
	Prime AET&D Holdings No.1, Ltd.	26	0
#	Pro Medicus, Ltd.	159,511	5,183,779
	PSC Insurance Group, Ltd.	36,609	80,954
#	PWR Holdings, Ltd.	148,298	507,377
*	Qantas Airways, Ltd.	3,414,059	11,681,485
	QBE Insurance Group, Ltd.	2,420,171	14,844,426
	Qube Holdings, Ltd.	4,633,621	10,040,512
	Ramelius Resources, Ltd.	2,599,034	3,012,161

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Ramsay Health Care, Ltd.	232,123	$11,138,240
#	REA Group, Ltd.	77,397	8,602,993
	Reckon, Ltd.	132,862	84,324
#	Reece, Ltd.	131,241	1,598,125
#	Regis Healthcare, Ltd.	563,410	777,300
	Regis Resources, Ltd.	2,260,782	6,214,260
*	Reject Shop, Ltd. (The)	140,659	722,440
	Reliance Worldwide Corp., Ltd.	1,033,752	3,347,327
#	Resimac Group, Ltd.	37,397	64,092
#*	Resolute Mining, Ltd.	4,396,079	2,288,590
	Rhipe, Ltd.	21,642	31,828
#	Ridley Corp., Ltd.	1,245,370	853,673
	Rio Tinto, Ltd.	692,143	57,931,653
*	Salmat, Ltd.	68,805	0
	Sandfire Resources, Ltd.	1,405,275	5,090,915
	Santos, Ltd.	4,716,079	23,244,703
*	Saracen Mineral Holdings, Ltd.	3,644,586	13,404,400
	SeaLink Travel Group, Ltd.	241,002	1,186,156
	Seek, Ltd.	218,442	4,654,327
#	Select Harvests, Ltd.	537,979	2,135,544
*	Senex Energy, Ltd.	7,194,858	1,775,191
	Servcorp, Ltd.	186,176	406,166
#	Service Stream, Ltd.	1,657,336	2,402,392
#	Seven Group Holdings, Ltd.	409,919	6,970,751
#*	Seven West Media, Ltd.	4,443,757	1,214,814
	SG Fleet Group, Ltd.	251,518	460,278
*	Sigma Healthcare, Ltd.	12,986,202	6,524,741
*	Silver Lake Resources, Ltd.	2,783,950	3,371,375
	Sims, Ltd.	826,113	7,669,345
*	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp., Ltd.	325,923	1,746,819
	Sonic Healthcare, Ltd.	327,219	8,551,498
	South32, Ltd., ADR	476,677	4,633,300
	South32, Ltd.	5,309,068	10,239,352
#*	Southern Cross Media Group, Ltd.	1,129,009	1,851,368
	Spark Infrastructure Group	4,007,348	6,715,197
#*	SpeedCast International, Ltd.	1,370,682	155,141
#	SRG Global, Ltd.	103,260	35,349
	St Barbara, Ltd.	3,886,186	6,486,295
	Star Entertainment Grp, Ltd. (The)	3,364,003	8,798,793
	Steadfast Group, Ltd.	874,035	2,656,586
	Suncorp Group, Ltd.	2,090,444	16,015,972
	Sunland Group, Ltd.	474,685	877,760
#	Super Retail Group, Ltd.	1,409,257	12,025,432
*	Superloop, Ltd.	223,850	161,624
*	Sydney Airport	1,269,245	5,515,249
*	Syrah Resources, Ltd.	1,673,665	1,272,606
	Tabcorp Holdings, Ltd.	4,953,638	15,011,417
#	Tassal Group, Ltd.	1,212,059	3,217,617
	Technology One, Ltd.	1,268,229	8,328,585
	Telstra Corp., Ltd.	4,361,560	10,358,138
	Telstra Corp., Ltd., ADR	35,561	421,753
*	Tiger Resources, Ltd.	1,677,917	513
#*	TPG Telecom, Ltd.	1,685,960	9,465,165
	Transurban Group	959,373	9,666,741
	Treasury Wine Estates, Ltd.	337,529	2,582,345
#*	Tuas, Ltd.	842,979	479,038
	United Malt Grp, Ltd.	1,299,693	3,954,094
	Virgin Australia Holdings, Ltd.	3,195,173	0

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Virtus Health, Ltd.	400,609	$1,752,192
	Vita Group, Ltd.	829,500	666,988
	Viva Energy Group, Ltd.	126,352	168,095
*	Vocus Group, Ltd.	2,838,013	8,877,620
#	Webjet, Ltd.	629,836	2,276,953
	Wesfarmers, Ltd.	1,053,578	43,733,301
#	Western Areas, Ltd.	1,628,432	2,899,434
*	Westgold Resources, Ltd.	1,078,830	1,922,272
	Westpac Banking Corp.	2,374,268	38,062,341
#	Westpac Banking Corp., Sponsored ADR	223,289	3,581,556
#	Whitehaven Coal, Ltd.	4,184,233	4,748,168
	WiseTech Global, Ltd.	35,900	850,626
	Woodside Petroleum, Ltd.	1,051,462	19,516,756
	Woolworths Group, Ltd.	927,704	28,855,053
	Worley, Ltd.	1,083,502	9,389,361
*	WPP AUNZ, Ltd.	1,452,579	766,878
*	Xero, Ltd.	31,488	3,106,251
TOTAL AUSTRALIA			2,026,128,625
AUSTRIA — (0.6%)
	Agrana Beteiligungs AG	54,022	1,148,580
	ANDRITZ AG	281,148	13,356,021
	AT&S Austria Technologie & Systemtechnik AG	198,230	6,305,489
	Atrium European Real Estate, Ltd.	530,708	1,704,493
	CA Immobilien Anlagen AG	202,486	8,720,666
#*	DO & CO AG	26,262	1,794,865
*	Erste Group Bank AG	505,203	15,428,479
	EVN AG	107,197	2,504,640
#*	FACC AG	30,403	373,329
#*	Flughafen Wien AG	14,863	508,799
*	IMMOFINANZ AG	223,231	4,715,642
*	Kapsch TrafficCom AG	10,948	208,723
#*	Lenzing AG	55,037	7,076,666
	Mayr Melnhof Karton AG	22,086	4,386,348
	Oberbank AG	2,814	289,568
#	Oesterreichische Post AG	143,988	6,089,387
	OMV AG	325,605	13,662,981
#	Palfinger AG	44,518	1,585,115
#*	POLYTEC Holding AG	62,865	650,472
#*	Porr AG	44,562	749,337
*	Raiffeisen Bank International AG	676,330	13,221,229
#	Rosenbauer International AG	3,859	184,952
	S IMMO AG	151,701	3,269,291
#*	S&T AG	153,317	4,023,797
	Schoeller-Bleckmann Oilfield Equipment AG	30,913	1,160,463
*	Semperit AG Holding	39,636	1,244,647
	Strabag SE	73,730	2,541,110
	Telekom Austria AG	563,641	4,289,941
	Telekom Austria AG, ADR	4,200	64,218
	UBM Development AG	4,181	177,932
	UNIQA Insurance Group AG	682,471	5,286,731
#	Verbund AG	34,114	3,074,781
	Vienna Insurance Group AG Wiener Versicherung Gruppe	208,758	5,344,323
	voestalpine AG	627,528	22,903,136
	Wienerberger AG	288,578	9,800,681
	Zumtobel Group AG	87,902	724,709
TOTAL AUSTRIA			168,571,541

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	111,713	$17,074,486
	Ageas SA	679,462	34,786,392
*	AGFA-Gevaert NV	1,515,063	7,016,786
#	Anheuser-Busch InBev SA	913,054	57,314,829
#	Anheuser-Busch InBev SA, Sponsored ADR	118,114	7,404,567
*	Argenx SE, ADR	1,353	396,456
*	Argenx SE	5,555	1,619,818
*	Argenx SE	6,674	1,953,534
#	Atenor	1,966	133,960
	Banque Nationale de Belgique	92	199,584
	Barco NV	174,819	3,377,251
	Bekaert SA	236,047	8,119,328
#*	Biocartis Group NV	19,986	109,157
*	bpost SA	419,997	4,968,920
*	Celyad Oncology SA	6,859	55,241
*	Celyad Oncology SA, Sponsored ADR	600	4,806
*	Cie d'Entreprises CFE	55,505	5,633,022
*	Deceuninck NV	283,216	814,425
	D'ieteren SA	171,242	13,501,267
#	Econocom Group SA	458,105	1,415,264
#	Elia Group SA	82,287	9,902,954
	Etablissements Franz Colruyt NV	303,267	18,707,481
	Euronav NV	692,057	5,545,655
#*	Euronav NV	123,287	973,967
*	EVS Broadcast Equipment SA	57,638	1,069,238
#*	Exmar NV	139,830	495,014
	Fagron	233,349	5,770,125
*	Galapagos NV	7,922	828,421
	Gimv NV	65,741	3,918,847
#	Immobel SA	8,119	629,691
#	Ion Beam Applications	15,308	266,386
*	Jensen-Group NV	9,610	273,479
*	KBC Group NV	344,088	23,994,809
#*	Kinepolis Group NV	65,554	2,681,605
	Lotus Bakeries NV	524	2,490,362
*	MDxHealth	25,853	31,055
	Melexis NV	89,077	9,957,685
#*	Ontex Group NV	324,750	3,682,935
	Orange Belgium SA	187,907	5,068,535
#*	Oxurion NV	114,034	356,666
	Picanol	5,463	460,558
	Proximus SADP	567,120	11,951,024
	Recticel SA	258,558	3,730,553
	Resilux	5,708	1,013,889
*	Roularta Media Group NV	8,176	131,427
	Shurgard Self Storage SA	4,264	187,673
*	Sioen Industries NV	45,793	1,247,750
*	Sipef NV	15,936	886,791
	Solvay SA	257,554	29,294,192
	Telenet Group Holding NV	119,152	5,076,962
	TER Beke SA	1,906	251,994
*	Tessenderlo Group SA	220,869	9,423,838
	UCB SA	139,277	14,422,447
#	Umicore SA	350,591	19,857,294
	Van de Velde NV	23,803	629,274
	Viohalco SA	172,079	717,579
TOTAL BELGIUM			361,827,248

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (9.1%)
*	5N Plus, Inc.	279,292	$795,013
#	Absolute Software Corp.	134,663	1,698,623
	Acadian Timber Corp.	44,726	573,962
#*	Advantage Oil & Gas, Ltd.	4,546,880	6,791,430
	Aecon Group, Inc.	322,423	4,160,297
#*	Africa Oil Corp.	435,095	387,885
#	AG Growth International, Inc.	48,208	1,336,818
	AGF Management, Ltd., Class B	867,659	4,383,247
	Agnico Eagle Mines, Ltd.	160	11,176
	Agnico Eagle Mines, Ltd.	175,638	12,268,314
*	Aimia, Inc.	381,890	1,218,464
*	Air Canada	261,103	4,087,806
	AirBoss of America Corp.	86,301	1,125,034
	Alamos Gold, Inc., Class A	2,248,054	18,037,175
#	Alamos Gold, Inc., Class A	315,973	2,527,784
	Alaris Equity Partners Income	281,445	3,521,501
*	Alcanna, Inc.	118,660	635,637
#*	Alexco Resource Corp.	12,200	34,251
	Algoma Central Corp.	16,660	175,752
#	Algonquin Power & Utilities Corp.	779,083	12,983,194
	Alimentation Couche-Tard, Inc., Class B	792,230	24,161,853
#	AltaGas, Ltd.	799,895	11,878,793
#	Altius Minerals Corp.	177,179	2,045,092
	Altus Group, Ltd.	104,879	4,014,723
#*	Americas Gold & Silver Corp.	51,477	139,688
*	Amerigo Resources, Ltd.	77,054	47,001
	Andrew Peller, Ltd., Class A	91,869	736,389
	ARC Resources, Ltd.	1,775,720	8,206,847
#*	Argonaut Gold, Inc.	1,282,777	2,327,306
*	Aritzia, Inc.	292,698	6,088,576
	Atco, Ltd., Class I	146,472	4,193,423
#*	Athabasca Oil Corp.	2,373,956	417,705
*	ATS Automation Tooling Systems, Inc.	191,967	3,293,651
#*	Aurora Cannabis, Inc.	12,892	142,955
	AutoCanada, Inc.	239,393	5,208,143
	B2Gold Corp.	5,742,597	28,381,791
#	Badger Daylighting, Ltd.	160,010	4,671,103
#	Bank of Montreal	3,399	252,835
	Bank of Montreal	835,441	62,081,621
	Bank of Nova Scotia (The)	327,091	17,444,852
#	Bank of Nova Scotia (The)	969,869	51,684,319
	Barrick Gold Corp.	320,938	7,179,383
	Barrick Gold Corp.	412,954	9,359,297
#*	Bausch Health Cos., Inc.	770,204	19,640,202
#*	Baytex Energy Corp.	2,264,089	1,345,617
#	BCE, Inc.	114,563	4,859,353
	BCE, Inc.	75,179	3,187,590
#	Birchcliff Energy, Ltd.	1,350,681	2,281,502
	Bird Construction, Inc.	113,907	730,430
*	Black Diamond Group, Ltd.	350,453	728,997
#*	BlackBerry, Ltd.	63,502	891,883
#*	BlackBerry, Ltd.	1,564,832	22,064,131
	BMTC Group, Inc.	7,200	61,204
#	Bonterra Energy Corp.	136,052	252,155
#	Boralex, Inc., Class A	355,264	13,938,295
	Bridgemarq Real Estate Services	32,200	370,914
	Brookfield Asset Management, Inc., Class A	239,458	9,300,549
	BRP, Inc.	114,940	7,565,591
	CAE, Inc.	236,115	5,334,399

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CAE, Inc.	258,133	$5,820,899
	Calian Group, Ltd.	15,095	704,965
#	Cameco Corp.	827,012	10,289,549
#	Cameco Corp.	588,762	7,312,424
	Canaccord Genuity Group, Inc.	290,580	2,667,766
#	Canacol Energy, Ltd.	738,579	2,102,388
#*	Canada Goose Holdings, Inc.	63,363	2,119,285
*	Canada Goose Holdings, Inc.	73,756	2,467,876
	Canadian Imperial Bank of Commerce	205,476	17,511,456
	Canadian Imperial Bank of Commerce	444,500	37,862,510
	Canadian National Railway Co.	254,062	25,733,029
	Canadian National Railway Co.	347,608	35,167,501
	Canadian Natural Resources, Ltd.	289,011	6,529,445
	Canadian Natural Resources, Ltd.	3,046,549	68,791,076
#	Canadian Pacific Railway, Ltd.	71,272	23,946,277
	Canadian Pacific Railway, Ltd.	56,346	18,944,652
#	Canadian Tire Corp., Ltd., Class A	126,615	16,417,621
#	Canadian Utilities, Ltd., Class A	119,953	2,965,172
#	Canadian Western Bank	567,869	12,634,114
*	Canfor Corp.	496,067	9,159,055
	Canfor Pulp Products, Inc.	155,074	1,029,582
#*	Canopy Growth Corp.	89,033	3,564,105
#*	Canopy Growth Corp.	148,279	5,941,540
	CanWel Building Materials Group, Ltd.	303,240	1,728,735
#	Capital Power Corp.	338,869	9,667,207
*	Capstone Mining Corp.	4,136,053	8,571,293
#	Cardinal Energy, Ltd.	548,186	445,836
#	Cargojet, Inc.	7,533	1,201,745
	Cascades, Inc.	544,233	6,596,764
	CCL Industries, Inc., Class B	249,969	11,468,763
*	Celestica, Inc.	414,080	3,341,626
*	Celestica, Inc.	180,887	1,466,900
#	Cenovus Energy, Inc.	2,026,886	11,967,147
#	Cenovus Energy, Inc.	1,758,328	10,391,718
#	Centerra Gold, Inc.	1,370,602	14,201,741
	Cervus Equipment Corp.	36,871	359,267
#	CES Energy Solutions Corp.	1,003,747	1,098,921
#*	CGI, Inc.	91,367	7,313,928
*	CGI, Inc.	176,798	14,171,492
#	Chesswood Group, Ltd.	31,923	227,424
#*	China Gold International Resources Corp., Ltd.	2,653,959	5,333,861
	CI Financial Corp.	718,493	8,922,517
#	Cineplex, Inc.	278,193	2,284,283
	Clairvest Group, Inc.	516	22,617
#	Cogeco Communications, Inc.	132,057	11,255,439
	Cogeco, Inc.	49,890	3,588,179
#	Colliers International Group, Inc.	65,875	5,807,818
	Colliers International Group, Inc.	84,906	7,502,294
	Computer Modelling Group, Ltd.	350,049	1,623,297
	Constellation Software, Inc.	29,687	36,164,860
*	Copper Mountain Mining Corp.	1,301,531	2,178,124
	Corby Spirit and Wine, Ltd.	40,385	535,308
	Corus Entertainment, Inc., Class B	1,831,025	6,787,143
#	Crescent Point Energy Corp.	2,034,603	5,600,628
#	Crescent Point Energy Corp.	644,231	1,765,192
#*	Crew Energy, Inc.	4,083,390	2,171,421
*	CRH Medical Corp.	164,836	353,197
#*	Cronos Group, Inc.	101,964	1,055,327
#*	Denison Mines Corp.	2,246,714	1,493,417

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Descartes Systems Group, Inc. (The)	34,366	$2,095,688
*	Descartes Systems Group, Inc. (The)	3,668	223,968
	Dexterra Group, Inc.	164,370	771,237
#*	DIRTT Environmental Solutions	124,732	281,897
#	Dollarama, Inc.	289,272	11,308,471
*	Dorel Industries, Inc., Class B	179,394	2,084,688
	DREAM Unlimited Corp., Class A	59,835	965,783
	Dundee Precious Metals, Inc.	775,167	4,928,334
	ECN Capital Corp.	1,270,547	6,756,379
	E-L Financial Corp., Ltd.	338	213,571
#*	Eldorado Gold Corp.	803,656	9,018,542
*	Eldorado Gold Corp.	55,755	625,014
#	Element Fleet Management Corp.	1,503,162	13,964,860
#	Emera, Inc.	169,726	7,096,969
#	Empire Co., Ltd., Class A	430,458	11,892,928
	Enbridge, Inc.	22	740
	Enbridge, Inc.	556,190	18,687,984
#	Endeavour Mining Corp.	468,432	9,949,258
*	Endeavour Silver Corp.	175,071	867,996
	Enerflex, Ltd.	453,884	2,335,528
#*	Energy Fuels, Inc.	220,413	841,147
#	Enerplus Corp.	220,101	681,603
#	Enerplus Corp.	927,684	2,885,097
	Enghouse Systems, Ltd.	166,592	7,649,879
	Ensign Energy Services, Inc.	797,341	642,238
#	Equitable Group, Inc.	69,336	5,607,608
#*	ERO Copper Corp.	27,605	403,038
	Evertz Technologies, Ltd.	106,626	1,067,302
	Exchange Income Corp.	102,091	2,897,269
	Exco Technologies, Ltd.	152,652	1,157,947
*	EXFO, Inc.	198	720
#	Extendicare, Inc.	405,829	1,948,614
	Fairfax Financial Holdings, Ltd.	69,133	25,080,885
#	Fiera Capital Corp.	179,904	1,533,493
	Finning International, Inc.	592,016	12,361,155
	Firm Capital Mortgage Investment Corp.	134,718	1,377,995
#*	First Majestic Silver Corp.	82,658	1,491,238
#*	First Majestic Silver Corp.	53,453	968,568
	First National Financial Corp.	74,235	2,536,907
	First Quantum Minerals, Ltd.	1,480,386	24,658,631
	FirstService Corp.	84,949	11,625,271
	FirstService Corp.	16,916	2,310,762
#*	Fission Uranium Corp.	1,807,387	487,623
	Fortis, Inc.	186,808	7,555,589
	Fortis, Inc.	104,235	4,214,221
#*	Fortuna Silver Mines, Inc.	1,113,602	8,612,726
	Franco-Nevada Corp.	7,254	865,620
#	Freehold Royalties, Ltd.	491,512	2,106,343
	Frontera Energy Corp.	53,001	154,185
#*	Galiano Gold, Inc.	738,913	849,425
	Gamehost, Inc.	81,542	393,442
*	GDI Integrated Facility Services, Inc.	3,600	119,930
*	Gear Energy, Ltd.	107,054	21,348
	Genworth MI Canada, Inc.	280,742	9,545,777
	George Weston, Ltd.	212,346	15,370,280
	Gibson Energy, Inc.	591,838	8,964,928
#	Gildan Activewear, Inc.	170,500	4,260,000
#	Gildan Activewear, Inc.	85,280	2,125,178
*	Glacier Media, Inc.	6,875	2,581

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	goeasy, Ltd.	82,351	$6,016,211
#*	GoldMoney, Inc.	48,197	119,480
#*	Gran Tierra Energy, Inc.	2,020,968	1,169,514
#*	Great Canadian Gaming Corp.	233,910	7,801,573
	Great-West Lifeco, Inc.	374,613	8,554,213
	Guardian Capital Group, Ltd., Class A	12,211	248,278
	Hardwoods Distribution, Inc.	13,100	280,081
*	Headwater Exploration, Inc.	13,700	30,105
*	Heroux-Devtek, Inc.	154,359	1,539,063
	High Liner Foods, Inc.	106,290	979,988
*	Home Capital Group, Inc.	472,961	11,162,434
	Hudbay Minerals, Inc.	211,255	1,202,041
#	Hudbay Minerals, Inc.	4,394,432	25,017,763
	Hydro One, Ltd.	246,144	5,703,419
	iA Financial Corp., Inc.	455,999	20,318,923
*	IAMGOLD Corp.	2,554,732	8,670,606
*	IAMGOLD Corp.	79,870	269,961
*	IBI Group, Inc.	78,700	555,131
	IGM Financial, Inc.	95,232	2,523,881
#*	Imperial Metals Corp.	149,442	513,040
#	Imperial Oil, Ltd.	2,100	39,955
	Imperial Oil, Ltd.	345,699	6,575,195
	Information Services Corp.	13,744	227,320
#	Innergex Renewable Energy, Inc.	420,795	9,648,246
	Intact Financial Corp.	69,950	7,712,962
#	Inter Pipeline, Ltd.	580,436	5,823,651
*	Interfor Corp.	474,828	8,848,603
*	Intertain Group, Ltd. (The)	9,266	86,762
	Intertape Polymer Group, Inc.	240,434	4,318,881
#	Invesque, Inc.	89,083	169,258
*	Ivanhoe Mines, Ltd., Class A	1,452,563	6,940,497
#	Jamieson Wellness, Inc.	18,279	512,455
#*	Just Energy Group, Inc.	14,518	97,414
	K-Bro Linen, Inc.	23,264	654,940
#*	Kelt Exploration, Ltd.	835,753	1,163,355
#	Keyera Corp.	647,169	12,156,402
*	Kinaxis, Inc.	70,559	9,794,665
	Kingsway Financial Services, Inc.	14,675	67,065
	Kinross Gold Corp.	8,338,438	58,230,500
#	Kirkland Lake Gold, Ltd.	1,396,348	53,659,082
*	Knight Therapeutics, Inc.	626,439	2,591,486
	KP Tissue, Inc.	37,940	306,190
#	Labrador Iron Ore Royalty Corp.	230,597	5,743,511
*	Largo Resources, Ltd.	590,400	826,445
	Lassonde Industries, Inc., Class A	2,300	313,322
#	Laurentian Bank of Canada	299,724	7,242,598
	Leon's Furniture, Ltd.	86,894	1,399,817
*	Lightstream Resources, Ltd.	696,278	0
#	Linamar Corp.	319,294	16,299,912
#	Loblaw Cos., Ltd.	318,360	15,373,378
#*	Lucara Diamond Corp.	1,975,013	1,173,810
#*	Lundin Gold, Inc.	42,351	338,808
	Lundin Mining Corp.	4,332,200	38,621,372
	Magellan Aerospace Corp.	77,380	545,215
	Magna International, Inc.	679,722	47,871,565
	Magna International, Inc.	611,939	42,988,715
#*	Mainstreet Equity Corp.	18,373	1,112,366
*	Major Drilling Group International, Inc.	520,713	2,842,289
*	Mandalay Resources Corp.	42,348	72,194

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp.	130,965	$2,366,844
#	Manulife Financial Corp.	1,467,342	26,529,543
	Maple Leaf Foods, Inc.	308,243	6,023,846
*	Marathon Gold Corp.	309,500	682,534
	Martinrea International, Inc.	654,254	6,937,778
*	Maxim Power Corp.	24,537	45,092
*	MDF Commerce, Inc.	15,794	184,032
#	Medical Facilities Corp.	168,105	888,672
*	MEG Energy Corp.	1,397,017	4,653,992
	Melcor Developments, Ltd.	4,424	32,832
*	Mercator Minerals, Ltd.	131,933	0
#	Methanex Corp.	123,400	4,087,761
	Methanex Corp.	176,329	5,838,253
#	Metro, Inc.	293,894	12,704,956
	Morguard Corp.	2,645	225,458
	Morneau Shepell, Inc.	217,422	5,326,945
*	Mountain Province Diamonds, Inc.	32,000	15,265
	MTY Food Group, Inc.	52,503	2,102,993
#	Mullen Group, Ltd.	472,897	3,823,855
	National Bank of Canada	1,008,670	56,690,606
*	New Gold, Inc.	6,105,547	11,554,584
#	NFI Group, Inc.	193,486	4,260,853
	Norbord, Inc.	53,040	2,292,071
	Norbord, Inc.	55,130	2,377,757
	North American Construction Group, Ltd.	95,400	881,074
#	North American Construction Group, Ltd.	9,700	89,434
	North West Co., Inc. (The)	216,659	5,484,459
#	Northland Power, Inc.	440,880	16,152,671
#	Nutrien, Ltd.	118,522	5,837,361
	Nutrien, Ltd.	456,801	22,460,925
#*	NuVista Energy, Ltd.	1,187,779	1,003,168
#*	OceanaGold Corp.	4,099,105	7,212,501
	Onex Corp.	128,842	6,823,210
	Open Text Corp.	222,200	9,953,170
	Open Text Corp.	122,705	5,495,957
*	Orbite Technologies, Inc.	174,500	0
#	Osisko Gold Royalties, Ltd.	506,287	5,657,745
#	Pan American Silver Corp.	364,762	11,800,749
	Pan American Silver Corp.	696,142	22,596,766
#*	Paramount Resources, Ltd., Class A	384,613	1,930,958
*	Parex Resources, Inc.	902,677	13,659,277
#	Park Lawn Corp.	30,285	730,156
	Parkland Corp.	410,937	12,330,520
#	Pason Systems, Inc.	326,375	2,169,453
	Pembina Pipeline Corp.	57,434	1,511,817
	Pembina Pipeline Corp.	296,011	7,785,089
#	Peyto Exploration & Development Corp.	845,897	2,335,105
*	Photon Control, Inc.	35,704	60,868
	PHX Energy Services Corp.	133,495	260,987
	Pinnacle Renewable Energy, Inc.	2,800	20,473
	Pizza Pizza Royalty Corp.	123,691	914,080
*	Points International, Ltd.	6,420	85,801
	Polaris Infrastructure, Inc.	68,704	1,125,053
	Pollard Banknote, Ltd.	24,687	696,931
#	PrairieSky Royalty, Ltd.	334,174	2,759,630
*	Precision Drilling Corp.	67,417	1,313,279
#*	Precision Drilling Corp.	5,426	105,809
#*	Premier Gold Mines, Ltd.	1,033,034	2,552,796
#	Premium Brands Holdings Corp.	117,854	9,632,001

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Pretium Resources, Inc.	46,696	$505,251
*	Pretium Resources, Inc.	356,835	3,850,888
*	Pulse Seismic, Inc.	114,326	102,815
	Quarterhill, Inc.	736,564	1,480,328
	Quebecor, Inc., Class B	464,603	11,117,773
#*	Questerre Energy Corp., Class A	145,025	20,414
*	Real Matters, Inc.	15,805	207,025
	Recipe Unlimited Corp.	81,246	1,036,899
#	Restaurant Brands International, Inc.	193,173	11,142,475
#	RF Capital Group, Inc.	160,311	206,853
#	Richelieu Hardware, Ltd.	177,191	5,192,060
	Ritchie Bros Auctioneers, Inc.	129,128	7,624,989
	Ritchie Bros Auctioneers, Inc.	37,693	2,220,495
	Rogers Communications, Inc., Class B	175,340	7,913,096
	Rogers Communications, Inc., Class B	131,569	5,931,131
#	Rogers Sugar, Inc.	538,773	2,296,237
#*	Roxgold, Inc.	1,188,400	1,291,790
#	Royal Bank of Canada	886,501	71,751,987
	Royal Bank of Canada	1,068,243	86,388,811
#	Russel Metals, Inc.	341,204	6,126,329
*	Sabina Gold & Silver Corp.	1,047,730	2,105,702
*	Sandstorm Gold, Ltd.	701,472	4,525,626
	Saputo, Inc.	226,084	5,928,130
#	Savaria Corp.	36,700	481,010
*	Seabridge Gold, Inc.	13,432	260,715
#	Secure Energy Services, Inc.	762,939	1,533,336
#*	Seven Generations Energy, Ltd., Class A	1,401,514	6,729,459
	Shaw Communications, Inc., Class B	243,666	4,180,670
	Shaw Communications, Inc., Class B	435,689	7,463,353
#	ShawCor, Ltd.	292,051	922,687
*	Shopify, Inc., Class A	6,994	7,683,538
#	Sienna Senior Living, Inc.	183,305	1,885,013
#*	Sierra Wireless, Inc.	55,726	1,031,503
*	Sierra Wireless, Inc.	88,509	1,638,302
	Sleep Country Canada Holdings, Inc.	142,863	2,938,258
#	SNC-Lavalin Group, Inc.	274,627	4,546,513
*	Southern Pacific Resource Corp.	665,787	0
*	Spin Master Corp.	69,784	1,484,360
#	Sprott, Inc.	46,690	1,325,770
#*	SSR Mining, Inc.	1,037,870	18,245,416
#*	SSR Mining, Inc.	271,594	4,778,696
#	Stantec, Inc.	290,863	10,326,632
	Stantec, Inc.	70,845	2,514,997
	Stella-Jones, Inc.	159,505	5,732,825
*	Storm Resources, Ltd.	6,700	12,051
	Sun Life Financial, Inc.	32,169	1,486,755
	Sun Life Financial, Inc.	362,444	16,766,659
	Suncor Energy, Inc.	403,718	6,753,109
	Suncor Energy, Inc.	1,918,287	32,092,941
*	SunOpta, Inc.	98,969	1,403,380
#*	SunOpta, Inc.	115,193	1,630,493
#	Superior Plus Corp.	999,775	9,460,237
#	Surge Energy, Inc.	1,984,431	473,315
#*	Tamarack Valley Energy, Ltd.	1,294,284	1,346,157
*	Taseko Mines, Ltd.	1,431,283	1,734,888
#	TC Energy Corp.	92,429	3,961,708
	TC Energy Corp.	329,699	14,153,978
	Teck Resources, Ltd., Class B	56,081	1,024,479
	Teck Resources, Ltd., Class B	1,389,884	25,407,080

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TELUS Corp.	174,880	$3,609,058
*	Teranga Gold Corp.	459,577	4,546,353
*	Tervita Corp.	29,060	69,084
#	TFI International, Inc.	569,166	37,806,420
	Thomson Reuters Corp.	70,628	5,759,047
	Thomson Reuters Corp.	6,793	553,969
#	Tidewater Midstream and Infrastructure, Ltd.	235,600	163,976
	Timbercreek Financial Corp.	94,796	640,498
*	TMAC Resources, Inc.	25,075	43,140
	TMX Group, Ltd.	51,015	4,920,579
*	Topicus.com, Inc.	55,212	207,681
	TORC Oil & Gas, Ltd.	933,602	1,847,127
#*	Torex Gold Resources, Inc.	426,256	5,613,412
	Toromont Industries, Ltd.	230,107	15,446,635
	Toronto-Dominion Bank (The)	636,815	36,084,938
	Toronto-Dominion Bank (The)	473,365	26,787,725
	Total Energy Services, Inc.	237,494	575,742
	Tourmaline Oil Corp.	1,069,979	15,245,370
	TransAlta Corp.	1,032,557	9,059,855
	TransAlta Corp.	421,210	3,694,012
#	TransAlta Renewables, Inc.	334,606	5,625,829
#	Transcontinental, Inc., Class A	575,097	9,228,536
*	TransGlobe Energy Corp.	277,783	286,744
#*	Trevali Mining Corp.	2,581,528	383,570
#*	Trican Well Service, Ltd.	1,801,830	2,409,485
	Tricon Residential, Inc.	535,275	5,106,827
*	Trisura Group, Ltd.	13,364	900,249
*	Trisura Group, Ltd.	58	3,875
*	Turquoise Hill Resources, Ltd.	148,674	1,639,339
	Uni-Select, Inc.	210,722	1,118,907
#	Vermilion Energy, Inc.	265,602	1,163,144
	Vermilion Energy, Inc.	372,614	1,632,049
*	Viemed Healthcare Inc.	6,346	53,243
	Wajax Corp.	110,044	1,635,062
	Waste Connections, Inc.	72,503	7,142,218
	Waste Connections, Inc.	40,111	3,951,662
#*	Wesdome Gold Mines, Ltd.	549,251	4,192,133
#	West Fraser Timber Co., Ltd.	207,844	13,318,270
#	Western Forest Products, Inc.	2,306,543	2,272,723
#	Westshore Terminals Investment Corp.	261,041	3,268,244
	Wheaton Precious Metals Corp.	52	2,136
	Wheaton Precious Metals Corp.	133,272	5,473,481
#	Whitecap Resources, Inc.	2,039,213	7,303,692
*	WildBrain, Ltd.	392,989	740,648
#	Winpak, Ltd.	107,831	3,392,408
	WSP Global, Inc.	128,510	11,969,143
	Yamana Gold, Inc.	3,410,740	15,923,454
	Yamana Gold, Inc.	298,241	1,389,803
#*	Yangarra Resources, Ltd.	278,894	170,117
#	Yellow Pages, Ltd.	91,812	883,118
TOTAL CANADA			2,776,831,453
CHINA — (0.1%)
*	China Display Optoelectronics Technology Holdings, Ltd.	2,472,000	159,212
	CITIC Telecom International Holdings, Ltd.	10,719,000	3,380,388
*	Hanfeng Evergreen, Inc.	42,625	0
	K Wah International Holdings, Ltd.	130,000	61,255
	SITC International Holdings Co., Ltd.	6,553,000	15,022,061

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TK Group Holdings, Ltd.	820,000	$304,189
TOTAL CHINA			18,927,105
DENMARK — (2.1%)
*	ALK-Abello A.S.	22,342	8,735,819
	Alm Brand A.S.	453,545	5,071,410
	Ambu A.S., Class B	64,919	3,057,187
	AP Moller - Maersk A.S., Class A	2,596	4,896,587
	AP Moller - Maersk A.S., Class B	4,045	8,309,102
*	Bang & Olufsen A.S.	517,755	2,507,557
*	BankNordik P/F	1,342	32,996
*	Bavarian Nordic A.S.	261,025	9,303,085
*	Brodrene Hartmann A.S.	12,158	969,727
	Carlsberg A.S., Class B	136,347	19,919,215
*	Chr Hansen Holding A.S.	174,030	15,744,316
	Coloplast A.S., Class B	96,551	14,411,959
*	Columbus A.S.	310,362	620,165
	D/S Norden A.S.	168,448	3,007,490
*	Danske Bank A.S.	1,197,717	20,389,787
*	Demant A.S.	253,973	9,102,994
*	Dfds A.S.	174,840	7,750,285
#	Djurslands Bank A.S.	1,040	49,579
*	Drilling Co. of 1972 A.S. (The)	19,349	529,735
	DSV Panalpina A.S.	151,741	23,675,469
*	FLSmidth & Co. A.S.	201,106	7,028,914
	Fluegger Group A.S.	350	41,551
*	Genmab A.S.	70,499	28,068,781
	GN Store Nord A.S.	600,927	45,780,380
*	GronlandsBANKEN A.S.	33	3,227
	H Lundbeck A.S.	300,375	10,687,298
*	H+H International A.S., Class B	116,159	2,769,733
*	Harboes Bryggeri A.S., Class B	2,462	27,443
#*	ISS A.S.	546,786	9,390,599
*	Jeudan A.S.	12,935	529,856
*	Jyske Bank A.S.	361,524	13,512,951
*	Matas A.S.	128,035	1,587,551
*	Nilfisk Holding A.S.	155,838	3,452,318
#*	NKT A.S.	216,606	8,875,696
	NNIT A.S.	61,531	1,057,300
#	Novo Nordisk A.S., Sponsored ADR	595,283	41,431,697
	Novo Nordisk A.S., Class B	891,477	62,107,586
	Novozymes A.S., Class B	324,338	19,466,269
	Orsted A.S.	59,595	11,318,702
	Pandora A.S.	449,416	43,245,657
*	Parken Sport & Entertainment A.S.	10,398	117,720
	Per Aarsleff Holding A.S.	97,171	4,491,229
	Ringkjoebing Landbobank A.S.	140,157	12,312,506
	Rockwool International A.S., Class A	1,039	364,344
	Rockwool International A.S., Class B	34,285	12,934,074
	Royal Unibrew A.S.	240,968	23,787,209
	RTX A.S.	28,702	953,434
	Scandinavian Tobacco Group A.S., Class A	183,528	3,322,811
	Schouw & Co., A.S.	71,220	7,166,075
	SimCorp A.S.	150,405	19,467,543
	Solar A.S., Class B	25,273	1,649,547
*	Spar Nord Bank A.S.	369,545	3,368,670
*	Sydbank A.S.	381,764	7,932,084
*	Tivoli A.S.	1,281	146,467
	Topdanmark A.S.	265,666	12,266,848

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	TORM P.L.C.	55,025	$388,350
#	Tryg A.S.	320,960	9,985,129
	United International Enterprises, Ltd.	3,761	880,046
#	Vestas Wind Systems A.S.	205,467	44,117,404
*	Vestjysk Bank A.S.	501,957	216,205
*	Zealand Pharma A.S.	28,370	906,577
TOTAL DENMARK			635,242,245
FINLAND — (1.7%)
	Ahlstrom-Munksjo Oyj	58,584	1,265,302
	Aktia Bank Oyj	161,927	1,871,560
#	Alandsbanken Abp, Class B	1,250	32,455
	Alma Media Oyj	59,478	651,955
#	Apetit Oyj	3,389	47,717
	Aspo Oyj	25,687	265,877
	Atria Oyj	54,112	676,629
*	BasWare Oyj	7,918	376,575
#*	Bittium Oyj	79,121	630,483
	Cargotec Oyj, Class B	203,864	8,855,951
*	Caverion Oyj	136,508	982,186
#	Citycon Oyj	240,789	2,359,088
	Digia Oyj	27,598	251,321
	Elisa Oyj	379,350	22,585,296
	Enento Group Oyj	9,514	364,820
#*	Finnair Oyj	4,478,584	3,383,495
	Fiskars Oyj Abp	98,646	1,852,894
	Fortum Oyj	764,297	18,486,729
*	F-Secure Oyj	255,088	1,197,408
*	Glaston Oyj ABP	11,415	10,747
*	HKScan Oyj, Class A	165,652	435,643
	Huhtamaki Oyj	584,496	28,661,134
	Ilkka-Yhtyma Oyj	29,672	155,158
	Kemira Oyj	711,617	12,045,547
	Kesko Oyj, Class A	95,558	2,322,658
	Kesko Oyj, Class B	1,370,460	35,586,199
	Kojamo Oyj	75,436	1,607,603
	Kone Oyj, Class B	247,622	19,474,246
	Konecranes Oyj	300,069	10,910,983
	Lassila & Tikanoja Oyj	169,797	2,957,566
#*	Lehto Group Oyj	205,282	308,313
	Metsa Board Oyj	715,327	7,688,435
	Metso Outotec Oyj	1,979,975	19,756,276
	Neles Oyj	302,981	3,899,737
#	Neste Oyj	686,061	48,326,528
*	Nokia Oyj	3,992,666	19,187,108
*	Nokia Oyj	1,186,596	5,734,416
	Nokian Renkaat Oyj	695,310	25,458,853
*	Nordea Bank Abp	2,609,738	21,151,164
*	Nordea Bank Abp	11,553	93,788
	Olvi Oyj, Class A	38,501	2,054,721
	Oriola Oyj, Class A	1,000	2,706
	Oriola Oyj, Class B	719,046	1,767,344
	Orion Oyj, Class A	46,983	2,174,663
	Orion Oyj, Class B	436,906	20,045,901
#*	Outokumpu Oyj	1,547,732	7,206,332
*	Pihlajalinna Oyj	29,717	356,992
#	Ponsse Oyj	52,110	2,014,234
*	QT Group Oyj	12,507	1,035,445
	Raisio Oyj, Class V	367,736	1,582,214

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	Rapala VMC Oyj	15,713	$96,447
	Raute Oyj, Class A	1,914	51,730
	Revenio Group Oyj	53,324	3,249,706
	Sampo Oyj, Class A	393,092	16,526,209
	Sanoma Oyj	504,321	9,658,462
#*	Stockmann Oyj Abp, Class B	77,820	107,642
	Stora Enso Oyj, Class R	1,294,952	23,500,336
	Teleste Oyj	20,343	126,463
	TietoEVRY Oyj	254,255	8,354,354
	Tikkurila Oyj	157,150	6,261,975
	Tokmanni Group Corp.	97,538	1,888,118
	UPM-Kymmene Oyj	1,354,189	48,387,878
	Uponor Oyj	284,514	6,685,566
	Vaisala Oyj, Class A	45,516	2,188,468
	Valmet Oyj	657,788	21,057,642
#	Wartsila Oyj Abp	969,896	9,507,053
#	YIT Oyj	709,810	4,219,156
TOTAL FINLAND			532,017,600
FRANCE — (7.4%)
#	ABC arbitrage	87,294	784,152
#*	Accor SA	227,807	7,660,185
*	Aeroports de Paris	35,224	4,042,505
	Air Liquide SA	287,533	47,025,133
*	Airbus SE	402,580	40,482,476
*	Akka Technologies	41,036	1,142,639
	AKWEL	63,353	1,624,305
	Albioma SA	153,455	7,804,391
	ALD SA	4,343	59,564
*	Alstom SA	176,340	9,561,079
	Altamir	42,488	1,031,030
*	Alten SA	125,455	13,209,057
*	Amundi SA	78,296	5,826,904
	Arkema SA	413,435	45,750,544
	Assystem SA	45,623	1,480,651
*	Atos SE	259,113	19,884,211
	Aubay	32,072	1,433,341
	AXA SA	1,415,353	31,356,219
#*	Axway Software SA	24,704	721,150
	Bastide le Confort Medical	13,234	839,767
	Beneteau SA	155,915	2,128,045
*	Bigben Interactive	56,333	1,322,443
#	BioMerieux	49,463	7,646,248
*	BNP Paribas SA	850,313	40,777,319
	Boiron SA	30,194	1,254,146
	Bollore SA	1,600,888	6,483,073
#	Bonduelle SCA	89,649	2,206,094
#	Bourbon Corp.	56,660	0
	Bouygues SA	832,464	32,659,041
*	Bureau Veritas SA	556,677	14,607,059
	Burelle SA	94	100,304
	Capgemini SE	212,139	30,656,393
	Carrefour SA	1,879,484	31,871,266
#*	Casino Guichard Perrachon SA	213,196	7,231,244
#*	Catering International Services	6,197	72,021
*	Cegedim SA	10,137	289,338
*	CGG SA	2,767,422	2,790,121
#	Chargeurs SA	88,159	1,975,775
*	Cie de Saint-Gobain	974,295	48,433,357

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie des Alpes	48,216	$1,017,233
#	Cie Generale des Etablissements Michelin SCA	571,661	78,779,102
	Cie Plastic Omnium SA	385,266	15,097,453
*	CNP Assurances	401,976	6,092,368
*	Coface SA	460,854	4,533,600
*	Credit Agricole SA	952,684	10,782,580
	Danone SA, Sponsored ADR	37,413	499,276
	Danone SA	622,094	41,368,375
#*	Dassault Aviation SA	1,133	1,181,306
	Dassault Systemes SE	27,596	5,508,807
	Dassault Systemes SE, Sponsored ADR	2,055	412,151
	Delta Plus Group	240	23,110
*	Derichebourg SA	721,218	4,875,021
#	Edenred	495,821	26,855,558
*	Eiffage SA	481,145	43,672,380
*	Electricite de France SA	1,357,472	16,879,562
	Electricite de Strasbourg SA	1,138	159,382
#	Elior Group SA	475,771	2,997,457
*	Elis SA	596,531	8,984,535
*	Engie SA	1,486,276	23,065,904
*	Eramet SA	46,687	2,508,921
#*	Erytech Pharma SA	2,820	29,027
	EssilorLuxottica SA	114,055	16,133,955
*	Esso SA Francaise	10,411	146,684
#*	Etablissements Maurel et Prom SA	118,867	238,470
*	Eurofins Scientific SE	337,380	32,383,996
#*	Europcar Mobility Group	528,155	418,275
#	Eutelsat Communications SA	965,513	11,498,194
*	Exel Industries, Class A	6,717	538,115
*	Faurecia SE	355,628	18,610,452
	Fleury Michon SA	4,252	127,960
*	Fnac Darty SA	87,345	4,909,947
*	Fnac Darty SA	12,150	680,684
*	Gaumont SA	768	106,149
	Gaztransport Et Technigaz SA	85,230	7,763,497
#	GEA	181	23,049
#*	Getlink SE	637,281	9,820,923
*	GL Events	57,252	568,851
*	Groupe Crit	22,390	1,728,364
#	Groupe Gorge SA	9,794	180,164
	Guerbet	36,354	1,469,777
	Haulotte Group SA	46,203	337,688
	Hermes International	23,514	23,992,188
*	HEXAOM	15,998	690,529
*	ID Logistics Group	7,495	2,041,938
	Iliad SA	197,990	36,614,746
	Imerys SA	195,518	9,232,112
	Ipsen SA	81,395	7,101,045
	IPSOS	185,598	5,932,488
#	Jacquet Metals SA	81,175	1,412,779
*	JCDecaux SA	153,366	2,979,774
	Kaufman & Broad SA	120,359	5,514,058
	Kering SA	52,768	34,633,380
#*	Korian SA	361,384	13,352,642
#*	Lagardere SCA	673,035	15,644,196
	Laurent-Perrier	3,871	348,387
	Lectra	104,988	2,994,302
	Legrand SA	317,355	29,160,763
	Linedata Services	18,028	655,934

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	LISI	117,537	$2,688,261
	LNA Sante SA	25,437	1,521,057
	L'Oreal SA	74,445	26,189,755
	LVMH Moet Hennessy Louis Vuitton SE	248,440	150,205,586
*	Maisons du Monde SA	91,882	1,605,699
	Manitou BF SA	37,916	1,260,893
	Manutan International	2,849	268,246
*	Mersen SA	81,201	2,479,117
#*	METabolic EXplorer SA	130,246	446,234
*	Metropole Television SA	200,359	3,404,040
#*	Natixis SA	2,284,370	8,598,956
*	Nexans SA	284,037	21,125,210
	Nexity SA	241,687	10,887,335
*	Nicox	71,997	379,301
*	NRJ Group	74,893	566,365
#*	Oeneo SA	143,254	1,934,181
#*	Onxeo SA	143,360	115,116
#*	Onxeo SA	12,362	10,021
#	Orange SA, Sponsored ADR	187,975	2,208,706
	Orange SA	4,958,746	58,197,929
*	Orpea SA	120,712	16,701,838
	Pernod Ricard SA	53,648	10,110,608
	Pharmagest Interactive	178	24,769
#*	Pierre Et Vacances SA	13,894	178,037
#*	Plastivaloire	45,034	382,834
	Publicis Groupe SA, ADR	97,524	1,260,985
	Publicis Groupe SA	828,005	42,853,017
	Quadient SA	175,720	3,836,009
#*	Rallye SA	510,291	3,944,520
#*	Recylex SA	65,252	54,876
*	Renault SA	518,478	22,050,103
*	Rexel SA	1,459,452	22,208,245
	Robertet SA	1,585	1,833,172
*	Rothschild & Co.	19,018	649,150
	Rubis SCA	237,855	10,765,741
*	Safran SA	159,972	20,109,691
	Samse SA	943	177,382
	Sanofi, ADR	246,722	11,647,746
	Sanofi	432,160	40,643,892
#	Sartorius Stedim Biotech	44,668	18,688,359
*	Savencia SA	16,829	1,225,046
	Schneider Electric SE	216,091	31,627,217
	Schneider Electric SE	19,869	2,899,751
*	SCOR SE	605,722	18,419,148
	SEB SA	108,639	20,645,524
	Seche Environnement SA	11,843	609,833
	SES SA	1,913,533	16,311,468
	Societe BIC SA	125,416	7,158,022
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,125	157,329
*	Societe Generale SA	958,542	17,870,094
*	Societe Marseillaise du Tunnel Prado-Carenage SA	8,156	153,138
*	Sodexo SA	184,588	16,423,870
	Sodexo SA, Sponsored ADR	19,000	339,530
	Sodexo SA	8,908	794,125
*	SOITEC	86,494	17,388,577
#*	Solocal Group	354,112	1,136,213
	Somfy SA	20,823	3,612,171
*	Sopra Steria Group	84,150	13,959,844
*	SPIE SA	433,852	9,580,201

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Stef SA	22,404	$2,036,464
	STMicroelectronics NV	1,220,478	48,905,295
#	STMicroelectronics NV	390,549	15,602,433
	Suez SA	786,262	16,136,885
	Sword Group	17,868	740,653
*	Synergie SE	44,846	1,711,881
*	Tarkett SA	166,619	2,975,785
	Teleperformance	180,912	59,173,056
*	Television Francaise 1	290,161	2,515,215
	Thales SA	199,097	17,864,395
	Thermador Groupe	10,096	893,628
#	Tikehau Capital SCA	594	16,137
	Total Gabon	985	158,718
	Total SE	2,092,369	88,189,950
#	TOTAL SE, Sponsored ADR	498,910	20,994,133
	Trigano SA	45,634	8,023,508
#*	Ubisoft Entertainment SA	310,134	31,008,463
#*	Union Financiere de France BQE SA	5,747	146,333
	Valeo SA	871,389	32,439,251
#*	Vallourec SA	39,447	1,167,165
#*	Valneva SE	80,471	922,740
	Veolia Environnement SA	494,659	13,181,764
	Vetoquinol SA	937	97,976
	Vicat SA	84,188	3,621,560
	VIEL & Cie SA	61,789	411,058
	Vilmorin & Cie SA	31,017	1,919,881
	Vinci SA	563,434	52,246,190
*	Virbac SA	12,963	3,374,102
#	Vivendi SA	300,594	9,236,804
*	Vranken-Pommery Monopole SA	8,008	135,517
*	Worldline SA	542,416	45,850,393
*	X-Fab Silicon Foundries SE	4,842	39,092
*	XPO Logistics Europe SADIR	23	7,813
TOTAL FRANCE			2,253,800,474
GERMANY — (6.4%)
	1&1 Drillisch AG	83,069	2,016,201
*	Aareal Bank AG	305,779	6,966,004
#*	Adidas AG	133,607	42,363,946
*	ADLER Group SA	127,436	3,840,271
*	ADVA Optical Networking SE	210,006	2,297,892
	All for One Group SE	3,921	285,039
#	Allgeier SE	18,167	479,714
	Allianz SE	283,403	64,051,632
	Allianz SE, Sponsored ADR	212,040	4,798,465
*	Amadeus Fire AG	15,978	2,185,042
	Aroundtown SA	1,580,544	10,972,576
	Atoss Software AG	3,094	698,363
	Aurubis AG	197,548	15,224,565
	BASF SE	390,630	30,190,305
	Basler AG	17,007	1,747,520
#*	Bauer AG	57,639	843,534
	Bayer AG	554,185	33,540,848
	Bayerische Motoren Werke AG	951,135	80,531,503
	BayWa AG	60,329	2,369,054
	Bechtle AG	87,173	18,472,189
	Beiersdorf AG	24,040	2,624,088
	Bertrandt AG	25,455	1,333,337
#	bet-at-home.com AG	11,955	551,577

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Bijou Brigitte AG	12,164	$326,808
#	Bilfinger SE	145,266	4,918,004
*	Borussia Dortmund GmbH & Co. KGaA	468,463	2,918,269
	Brenntag AG	415,503	32,547,611
	CANCOM SE	99,091	5,869,649
	Carl Zeiss Meditec AG	34,567	5,402,305
*	CECONOMY AG	768,684	4,941,960
*	CENIT AG	40,171	661,229
	Cewe Stiftung & Co. KGAA	48,896	6,557,495
*	Commerzbank AG	3,906,524	25,810,291
	CompuGroup Medical SE & Co. KgaA	105,941	10,451,797
	Continental AG	271,300	37,969,510
*	Corestate Capital Holding SA	15,120	272,790
	Covestro AG	658,500	44,733,080
	CropEnergies AG	128,768	1,951,013
*	CTS Eventim AG & Co. KGaA	238,826	14,090,516
	Daimler AG	1,479,813	103,933,284
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	156,687
*	Delivery Hero SE	10,078	1,530,695
*	Deutsche Bank AG	1,939,299	19,554,502
*	Deutsche Bank AG	1,480,787	14,985,564
	Deutsche Beteiligungs AG	68,459	2,991,136
	Deutsche Boerse AG	140,257	22,518,681
#*	Deutsche EuroShop AG	150,235	3,214,108
#*	Deutsche Lufthansa AG	1,464,984	18,872,698
*	Deutsche Pfandbriefbank AG	768,867	7,546,497
	Deutsche Post AG	955,495	47,196,725
	Deutsche Telekom AG, Sponsored ADR	114,746	2,051,659
	Deutsche Telekom AG	5,639,652	100,287,429
	Deutsche Wohnen SE	315,293	15,602,727
*	Deutz AG	895,131	5,808,523
	DIC Asset AG	190,390	3,210,283
	DMG Mori AG	23,446	1,183,703
#	Dr Hoenle AG	14,287	910,373
	Draegerwerk AG & Co. KGaA	12,466	1,030,834
#	Duerr AG	269,303	10,931,444
	E.ON SE	2,019,199	21,360,163
#	Eckert & Ziegler Strahlen- und Medizintechnik AG	53,840	3,582,226
*	EDAG Engineering Group AG	14,603	167,051
	Elmos Semiconductor SE	23,311	927,500
#*	ElringKlinger AG	147,046	2,766,656
	Energiekontor AG	634	41,364
#	Evonik Industries AG	329,910	10,848,772
*	Fielmann AG	89,433	7,759,736
	First Sensor AG	17,957	897,174
*	Francotyp-Postalia Holding AG, Class A	22,684	87,318
#*	Fraport AG Frankfurt Airport Services Worldwide	134,873	7,306,905
	Freenet AG	884,555	18,469,322
	Fresenius Medical Care AG & Co. KGaA, ADR	30,888	1,243,860
#	Fresenius Medical Care AG & Co. KGaA	529,867	42,865,627
	Fresenius SE & Co. KGaA	489,466	21,797,244
	Fuchs Petrolub SE	68,823	3,071,029
	GEA Group AG	281,672	9,732,300
	Gerresheimer AG	196,104	20,864,933
	Gesco AG	29,514	722,178
	GFT Technologies SE	129,427	1,900,743
	Grand City Properties SA	219,340	5,448,079
*	H&R GmbH & Co. KGaA	71,325	519,456
	Hamburger Hafen und Logistik AG	193,186	4,168,422

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hannover Rueck SE	52,436	$8,125,636
#	Hapag-Lloyd AG	59,181	6,684,490
	Hawesko Holding AG	190	10,313
	HeidelbergCement AG	261,280	19,313,609
*	Heidelberger Druckmaschinen AG	1,944,660	3,081,375
*	Hella GmbH & Co KGaA	160,850	9,806,245
#*	HelloFresh SE	37,773	3,189,637
	Henkel AG & Co. KGaA	28,811	2,693,973
*	Highlight Communications AG	42,880	212,401
#	Hochtief AG	70,173	6,524,627
#*	HolidayCheck Group AG	112,929	263,807
	Hornbach Baumarkt AG	35,293	1,487,724
	Hornbach Holding AG & Co. KGaA	6,315	597,429
	Hugo Boss AG	281,634	10,024,615
*	Hypoport SE	3,220	2,190,207
	Indus Holding AG	85,358	3,459,376
	Infineon Technologies AG	1,085,953	43,507,142
	Infineon Technologies AG, ADR	304,887	12,241,213
*	Instone Real Estate Group AG	900	22,831
	IVU Traffic Technologies AG	21,614	466,371
	Jenoptik AG	92,206	3,197,476
	K+S AG	943,669	10,650,412
	KION Group AG	395,284	34,128,874
*	Kloeckner & Co. SE	363,508	3,325,102
	Knorr-Bremse AG	19,568	2,589,462
#*	Koenig & Bauer AG	72,821	2,246,062
	Krones AG	42,754	3,538,886
	KSB SE & Co. KGaA	267	93,102
	KWS Saat SE & Co., KGaA	21,275	1,861,128
	Lanxess AG	509,917	38,414,695
	LEG Immobilien AG	165,167	23,676,936
	Leifheit AG	29,884	1,569,983
#*	Leoni AG	157,656	2,262,788
	LPKF Laser & Electronics AG	27,049	904,262
#*	Manz AG	14,371	885,773
*	Mediclin AG	12,692	58,118
*	Medigene AG	16,352	88,642
	Merck KGaA	36,720	6,120,078
	METRO AG	1,278,547	14,919,282
	MLP SE	209,997	1,487,758
#	MTU Aero Engines AG	186,795	43,342,720
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	93,716	24,849,542
#*	Nagarro SE	18,167	1,662,310
	Nemetschek SE	229,249	16,139,605
	New Work SE	11,809	3,269,612
	Nexus AG	9,894	637,386
*	Nordex SE	324,061	9,174,233
	Norma Group SE	232,949	11,617,160
#*	OHB SE	34,731	1,658,207
#	Patrizia AG	185,137	5,640,196
#	Pfeiffer Vacuum Technology AG	41,506	9,032,519
	PNE AG	376,663	3,543,752
*	Progress-Werk Oberkirch AG	4,789	127,988
*	ProSiebenSat.1 Media SE	465,417	8,410,351
	PSI Software AG	11,158	376,768
#*	Puma SE	84,873	8,305,102
*	Puma SE	28,540	2,797,791
	q.beyond AG	662,612	1,394,306
*	QIAGEN NV	147,931	8,020,551

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	R Stahl AG	4,599	$139,437
#	Rational AG	7,651	7,354,745
	Rheinmetall AG	274,085	28,940,991
#*	RTL Group SA	132,022	7,551,632
#	RWE AG	733,423	31,506,588
*	SAF-Holland SE	256,148	3,563,339
*	Salzgitter AG	197,831	5,143,457
	SAP SE, Sponsored ADR	52,887	6,674,339
#	SAP SE	289,878	36,782,035
*	Schaltbau Holding AG	19,850	745,697
#	Scout24 AG	78,933	6,094,545
	Secunet Security Networks AG	4,287	1,458,693
#*	SGL Carbon SE	77,815	587,762
	Siemens AG, Sponsored ADR	67,709	5,237,291
	Siemens AG	239,359	37,086,316
#	Siltronic AG	92,377	15,743,225
*	Sixt SE	89,285	10,374,559
*	SMA Solar Technology AG	33,254	2,425,487
#*	SMT Scharf AG	6,081	67,073
	Softing AG	10,451	66,139
	Software AG	124,078	5,030,973
	Stabilus SA	54,461	4,076,446
	STRATEC SE	2,942	484,286
	Stroeer SE & Co. KGaA	135,812	12,237,758
	Suedzucker AG	363,460	5,297,286
*	SUESS MicroTec SE	71,689	1,978,573
*	Surteco Group SE	34,391	1,008,825
	Symrise AG	185,942	23,139,290
*	Syzygy AG	4,986	35,484
	TAG Immobilien AG	445,837	13,690,190
*	Takkt AG	166,080	2,086,740
*	Talanx AG	151,722	5,665,995
*	Technotrans SE	44,155	1,353,390
*	Tele Columbus AG	46,681	182,622
#	Telefonica Deutschland Holding AG	3,859,826	10,577,626
*	Thyssenkrupp AG	675,653	7,833,811
	Traffic Systems SE	9,711	425,146
#	Uniper SE	411,627	14,414,480
	United Internet AG	458,612	19,901,680
	VERBIO Vereinigte BioEnergie AG	105,064	5,321,692
#	Volkswagen AG	87,121	18,385,218
#	Vonovia SE	349,784	23,355,085
*	Vossloh AG	35,144	1,838,193
	Wacker Chemie AG	105,551	15,276,158
*	Wacker Neuson SE	170,725	3,425,619
*	Washtec AG	51,332	3,046,276
	Wuestenrot & Wuerttembergische AG	88,936	1,823,033
*	Zalando SE	44,966	5,155,845
	Zeal Network SE	43,444	2,183,811
TOTAL GERMANY			1,960,568,422
HONG KONG — (2.4%)
*	Aceso Life Science Group, Ltd.	10,902,900	330,465
	Aeon Credit Service Asia Co., Ltd.	28,000	18,679
	AIA Group, Ltd.	8,839,200	106,571,992
	Allied Group, Ltd.	1,520,000	634,986
	APAC Resources, Ltd.	191,695	32,665
#*	Apollo Future Mobility Group, Ltd.	2,008,000	144,873
*	Applied Development Holdings, Ltd.	765,000	15,002

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Arts Optical International Hldgs, Ltd.	52,000	$5,300
	Asia Financial Holdings, Ltd.	400,000	198,974
*	Asia Standard International Group, Ltd.	2,109,561	255,532
	Asiasec Properties, Ltd.	299,000	43,689
	ASM Pacific Technology, Ltd.	1,039,600	15,096,426
	Associated International Hotels, Ltd.	79,000	142,651
	Bank of East Asia, Ltd. (The)	2,121,285	4,590,783
*	Best Food Holding Co., Ltd.	392,000	34,273
	BOC Aviation, Ltd.	1,064,200	8,666,636
	BOC Hong Kong Holdings, Ltd.	3,517,500	10,489,196
	BOE Varitronix, Ltd.	3,025,000	1,480,657
	Bright Smart Securities & Commodities Group, Ltd.	902,000	240,694
	Brightoil Petroleum Holdings, Ltd.	7,912,171	287,066
	Build King Holdings, Ltd.	860,000	101,905
*	Burwill Holdings, Ltd.	9,641,600	16,539
	Cafe de Coral Holdings, Ltd.	2,038,000	4,184,171
#*	Cathay Pacific Airways, Ltd.	5,948,180	4,579,776
	Century City International Holdings, Ltd.	3,792,000	206,104
#	CGN Mining Co., Ltd.	2,380,000	134,868
	Chen Hsong Holdings	360,000	121,475
	Cheuk Nang Holdings, Ltd.	124,488	48,440
	Chevalier International Holdings, Ltd.	130,276	168,072
*	China Best Group Holding, Ltd.	698,000	34,018
#*	China Energy Development Holdings, Ltd.	32,700,000	450,341
	China Motor Bus Co., Ltd.	6,800	86,230
*	China Smarter Energy Group Holdings, Ltd.	1,462,000	16,421
*	China Solar Energy Holdings, Ltd.	1,033,500	4,499
#*	China Star Entertainment, Ltd.	8,376,000	1,532,207
*	China Strategic Holdings, Ltd.	68,970,000	1,532,903
*	China Tonghai International Financial, Ltd.	210,000	4,886
	Chinese Estates Holdings, Ltd.	1,304,000	589,801
	Chong Hing Bank, Ltd.	45,000	55,008
	Chow Sang Sang Holdings International, Ltd.	1,446,000	1,734,405
	Chow Tai Fook Jewellery Group, Ltd.	3,484,800	4,183,838
	Chuang's China Investments, Ltd.	6,774,219	344,679
	Chuang's Consortium International, Ltd.	4,463,553	556,173
	CK Asset Holdings, Ltd.	2,513,908	12,543,190
	CK Hutchison Holdings, Ltd.	2,159,908	14,905,584
	CK Infrastructure Holdings, Ltd.	844,545	4,483,984
	CK Life Sciences Intl Holdings, Inc.	6,910,000	772,915
	CLP Holdings, Ltd.	783,000	7,348,111
	CNQC International Holdings, Ltd.	1,952,500	186,276
	CNT Group, Ltd.	814,000	41,636
#	Convenience Retail Asia, Ltd.	122,000	11,325
#*	Convoy Global Holdings, Ltd.	23,823,171	96,175
	Cowell e Holdings, Inc.	5,334,000	3,994,214
	CSI Properties, Ltd.	25,994,200	758,796
	Dah Sing Banking Group, Ltd.	1,587,702	1,576,163
	Dah Sing Financial Holdings, Ltd.	831,244	2,352,175
	Dickson Concepts International, Ltd.	361,000	170,207
	Dynamic Holdings, Ltd.	30,000	53,765
	Eagle Nice International Holdings, Ltd.	1,394,000	751,127
	EcoGreen International Group, Ltd.	386,241	64,697
*	Emperor Capital Group, Ltd.	17,808,000	325,791
	Emperor Entertainment Hotel, Ltd.	2,490,000	381,272
	Emperor International Holdings, Ltd.	6,568,416	896,305
*	Emperor Watch & Jewellery, Ltd.	17,810,000	250,278
*	ENM Holdings, Ltd.	2,608,000	214,725
*	Esprit Holdings, Ltd.	8,208,913	962,817

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Eternity Investment, Ltd.	520,000	$13,429
	Fairwood Holdings, Ltd.	267,000	577,627
	Far East Consortium International, Ltd.	7,833,288	2,863,943
#*	FIH Mobile, Ltd.	18,918,000	2,966,805
	First Pacific Co., Ltd.	9,973,756	3,080,146
*	First Shanghai Investments, Ltd.	11,440,000	514,248
	Fosun Tourism Group	29,800	30,485
	Fountain SET Holdings, Ltd.	8,828,000	1,069,203
	Four Seas Mercantile Holdings, Ltd.	36,000	12,834
*	Freeman Fintech Corp, Ltd.	6,722,000	14,652
	Galaxy Entertainment Group, Ltd.	494,000	3,727,115
	GDH Guangnan Holdings., Ltd.	1,986,000	173,453
*	Genting Hong Kong, Ltd.	746,000	26,425
	Get Nice Financial Group, Ltd.	798,824	91,404
	Giordano International, Ltd.	7,356,000	1,250,096
	Glorious Sun Enterprises, Ltd.	1,763,000	190,776
*	Gold Peak Industries Holdings, Ltd.	605,000	49,170
	Golden Resources Development International, Ltd.	924,000	71,411
#*	Gold-Finance Holdings, Ltd.	2,104,000	3,664
*	Good Resources Holdings, Ltd.	3,150,000	25,921
*	Goodbaby International Holdings, Ltd.	2,999,000	377,567
	Great Eagle Holdings, Ltd.	513,213	1,531,941
*	Greater Bay Area Investments Group Holdings, Ltd.	15,680,000	20,224
*	G-Resources Group, Ltd.	397,519,200	2,202,051
	Guoco Group, Ltd.	26,000	315,830
	Guotai Junan International Holdings, Ltd.	14,634,000	2,314,057
#	Haitong International Securities Group, Ltd.	13,423,139	3,726,531
	Hang Lung Group, Ltd.	2,681,000	6,780,626
	Hang Lung Properties, Ltd.	3,469,000	9,218,544
	Hang Seng Bank, Ltd.	935,500	16,871,149
	Hanison Construction Holdings, Ltd.	909,496	119,471
#	Harbour Centre Development, Ltd.	158,000	147,153
	Henderson Land Development Co., Ltd.	2,268,284	9,277,231
	HK Electric Investments & HK Electric Investments, Ltd.	2,848,000	2,811,250
	HKBN, Ltd.	2,692,500	3,895,117
	HKR International, Ltd.	4,078,038	1,654,630
	HKT Trust & HKT, Ltd.	10,720,000	14,109,417
	Hon Kwok Land Investment Co., Ltd.	234,000	82,170
	Hong Kong & China Gas Co., Ltd.	2,568,082	3,688,369
	Hong Kong Exchanges & Clearing, Ltd.	814,018	52,041,925
	Hong Kong Ferry Holdings Co., Ltd.	123,000	96,632
	Hongkong & Shanghai Hotels, Ltd. (The)	1,605,226	1,389,391
	Hongkong Chinese, Ltd.	3,741,143	307,693
#	Honma Golf, Ltd.	558,000	386,870
	Hop Hing Group Holdings, Ltd.	3,640,000	20,095
#	Hsin Chong Group Holdings, Ltd.	7,804,000	66,029
	Hung Hing Printing Group, Ltd.	1,234,524	165,321
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	8,408,000	1,331,562
	Hysan Development Co., Ltd.	1,372,215	4,976,319
*	I-CABLE Communications, Ltd.	3,141,153	25,034
*	Imagi International Holdings, Ltd.	802,799	111,806
	International Housewares Retail Co., Ltd.	1,170,000	373,512
	IPE Group, Ltd.	2,010,000	181,441
*	IRC, Ltd.	10,510,000	205,919
*	IT, Ltd.	2,531,087	920,382
	ITC Properties Group, Ltd.	677,994	99,186
	Johnson Electric Holdings, Ltd.	2,327,127	6,873,173
*	Kader Holdings Co., Ltd.	486,000	27,912
	Kam Hing International Holdings, Ltd.	74,000	4,101

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Karrie International Holdings, Ltd.	1,668,000	$236,470
	Kerry Logistics Network, Ltd.	2,720,291	5,801,455
	Kerry Properties, Ltd.	2,315,583	5,993,047
	Kingmaker Footwear Holdings, Ltd.	1,152,000	122,640
#	Kingston Financial Group, Ltd.	8,261,000	659,535
	Kowloon Development Co., Ltd.	1,654,000	1,841,639
*	Lai Sun Development Co., Ltd.	1,212,987	996,962
	Lam Soon Hong Kong, Ltd.	12,000	22,666
*	Landing International Development, Ltd.	5,481,600	151,812
	Landsea Green Properties Co., Ltd.	584,000	43,534
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	177,750	22,206
*	Lerado Financial Group Co., Ltd.	740,000	2,272
*	Lerthai Group, Ltd.	38,000	4,362
*	Lifestyle International Holdings, Ltd.	2,272,500	1,615,381
	Lippo China Resources, Ltd.	12,586,000	181,537
	Lippo, Ltd.	236,000	69,966
	Liu Chong Hing Investment, Ltd.	872,000	795,494
	L'Occitane International SA	2,236,500	6,151,094
	Luk Fook Holdings International, Ltd.	1,730,000	3,747,638
	Luks Group Vietnam Holdings Co., Ltd.	130,000	21,415
	Lung Kee Bermuda Holdings	432,000	148,327
	Magnificent Hotel Investment, Ltd.	4,616,000	65,529
	Man Wah Holdings, Ltd.	9,944,400	21,932,925
*	Mason Group Holdings, Ltd.	39,723,200	142,949
*	Master Glory Group, Ltd.	807,080	5,080
	Melco International Development, Ltd.	2,773,000	4,838,625
	Melco Resorts & Entertainment, Ltd., ADR	47,606	761,220
	MGM China Holdings, Ltd.	1,470,400	2,215,846
#*	MH Development, Ltd.	564,000	15,822
*	Midland Holdings, Ltd.	812,364	80,317
	Ming Fai International Holdings, Ltd.	542,000	49,885
	Miramar Hotel & Investment	441,000	810,037
	Modern Dental Group, Ltd.	566,000	95,487
	MTR Corp., Ltd.	650,632	3,775,807
	NagaCorp., Ltd.	8,124,000	9,223,593
	Nameson Holdings, Ltd.	1,670,000	91,571
	National Electronics Hldgs	61,600	8,169
*	National United Resources Holdings, Ltd.	3,320,000	11,390
*	Neo-Neon Holdings, Ltd.	4,877,000	304,808
	New World Development Co., Ltd.	2,614,284	12,104,353
#*	NewOcean Energy Holdings, Ltd.	4,088,000	352,521
	NWS Holdings, Ltd.	3,181,221	3,058,626
	Oriental Watch Holdings	1,569,824	509,262
#*	Oshidori International Holdings, Ltd.	17,547,000	1,472,832
	Pacific Andes International Holdings, Ltd.	11,918,411	42,120
	Pacific Basin Shipping, Ltd.	22,816,000	3,959,324
#*	Pacific Century Premium Developments, Ltd.	2,508,004	267,460
	Pacific Textiles Holdings, Ltd.	5,393,000	3,347,676
	Paliburg Holdings, Ltd.	928,790	243,910
*	Paradise Entertainment, Ltd.	1,284,000	140,599
*	PC Partner Group, Ltd.	666,000	244,753
#	PCCW, Ltd.	21,037,308	11,698,968
#	Peace Mark Holdings, Ltd.	232,000	0
*	Pegasus International Holdings, Ltd.	82,000	7,608
	Perfect Shape Medical, Ltd.	1,380,000	557,722
	Pico Far East Holdings, Ltd.	3,302,000	535,516
	Playmates Holdings, Ltd.	3,856,000	452,141
	Plover Bay Technologies, Ltd.	904,000	116,490

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Polytec Asset Holdings, Ltd.	25,758,880	$4,910,724
	Power Assets Holdings, Ltd.	1,012,500	5,372,991
*	Prada SpA	938,600	5,767,572
*	PT International Development Co., Ltd.	4,246,550	112,173
	Public Financial Holdings, Ltd.	1,038,000	261,921
*	PYI Corp., Ltd.	4,564,478	176,041
#	Regal Hotels International Holdings, Ltd.	1,565,400	565,628
	Regina Miracle International Holdings, Ltd.	946,000	280,345
*	Renco Holdings Group, Ltd.	32,000	854
#*	Sa Sa International Holdings, Ltd.	6,460,182	955,275
*	Samson Holding, Ltd.	196,000	5,631
*	Samsonite International SA	6,277,200	9,026,097
	Sands China, Ltd.	1,560,000	6,195,298
	SAS Dragon Holdings, Ltd.	1,306,000	511,664
	SEA Holdings, Ltd.	663,918	714,580
*	Shangri-La Asia, Ltd.	2,796,166	2,376,068
	Shenwan Hongyuan HK, Ltd.	2,075,000	274,146
	Shun Ho Property Investments, Ltd.	70,224	12,863
	Shun Tak Holdings, Ltd.	16,952,250	4,948,203
*	Sincere Watch Hong Kong, Ltd.	5,990,000	56,416
*	Sing Tao News Corp., Ltd.	892,000	104,694
#	Singamas Container Holdings, Ltd.	8,068,000	591,235
	Sino Land Co., Ltd.	6,027,326	8,348,228
	SJM Holdings, Ltd.	6,169,699	6,615,172
	SmarTone Telecommunications Holdings, Ltd.	2,726,430	1,463,497
*	SOCAM Development, Ltd.	342,309	58,194
	Soundwill Holdings, Ltd.	466,500	469,469
*	South China Holdings Co., Ltd.	2,720,000	41,930
	Stella International Holdings, Ltd.	1,573,000	1,860,174
*	Success Universe Group, Ltd.	3,996,000	60,904
*	Summit Ascent Holdings, Ltd.	1,440,000	157,648
	Sun Hung Kai & Co., Ltd.	3,702,787	1,515,416
	Sun Hung Kai Properties, Ltd.	934,011	12,758,792
	SUNeVision Holdings, Ltd.	916,000	828,247
	Swire Pacific, Ltd., Class A	1,214,000	7,586,989
	Swire Pacific, Ltd., Class B	1,885,000	1,914,595
	Swire Properties, Ltd.	865,050	2,507,455
#	TAI Cheung Holdings, Ltd.	793,000	481,435
	Tai Sang Land Development, Ltd.	145,523	75,152
#	Tan Chong International, Ltd.	372,000	96,685
	Tao Heung Holdings, Ltd.	795,000	80,880
	Techtronic Industries Co., Ltd.	2,479,000	37,032,240
	Television Broadcasts, Ltd.	1,082,600	1,048,891
	Texwinca Holdings, Ltd.	3,540,000	697,074
*	Theme International Holdings, Ltd.	2,895,000	132,003
*	TOM Group, Ltd.	22,000	1,839
#*	Town Health International Medical Group, Ltd.	444,000	7,387
	Tradelink Electronic Commerce, Ltd.	2,312,000	292,085
	Transport International Holdings, Ltd.	1,076,475	2,009,950
	Union Medical Healthcare, Ltd.	762,000	576,291
	United Laboratories International Holdings, Ltd. (The)	3,721,500	2,580,237
	Untrade CW Group Holdings	1,730,500	9,664
*	Up Energy Development Group, Ltd.	2,252,000	7,029
	Value Partners Group, Ltd.	4,393,000	2,902,008
#	Valuetronics Holdings, Ltd.	2,771,960	1,316,994
	Vanke Overseas Investment Holding Co., Ltd.	123,000	37,985
	Vedan International Holdings, Ltd.	1,404,000	126,770
	Vitasoy International Holdings, Ltd.	2,272,000	9,887,925
#	VPower Group International Holdings, Ltd.	641,000	196,718

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	VSTECS Holdings, Ltd.	4,897,200	$4,275,608
	VTech Holdings, Ltd.	665,000	5,316,216
	Wai Kee Holdings, Ltd.	318,000	155,400
	Wang On Group, Ltd.	50,720,000	371,815
*	Wealthking Investments, Ltd.	1,436,000	192,400
	WH Group, Ltd.	27,915,000	22,621,028
	Wharf Holdings, Ltd. (The)	1,218,302	2,680,619
	Wharf Real Estate Investment Co., Ltd.	1,671,750	8,829,522
#	Wing On Co. International, Ltd.	123,137	269,860
	Wing Tai Properties, Ltd.	462,000	232,967
*	Wynn Macau, Ltd.	2,271,200	3,598,420
*	Xingye Alloy Materials Group, Ltd.	279,000	40,047
	Xinyi Glass Holdings, Ltd.	11,024,000	26,666,779
*	YGM Trading, Ltd.	90,000	24,093
	YT Realty Group, Ltd.	453,141	113,977
	Yue Yuen Industrial Holdings, Ltd.	4,345,000	9,451,778
	Zensun Enterprises, Ltd.	930,000	56,398
*	Zhaobangji Properties Holdings, Ltd.	384,000	46,455
*	Zhongzheng International Co., Ltd.	4,144,000	12,303
TOTAL HONG KONG			734,739,713
IRELAND — (0.8%)
#*	AIB Group P.L.C.	962,209	1,710,974
*	Bank of Ireland Group P.L.C.	2,753,959	10,230,605
*	C&C Group P.L.C.	948,059	2,990,889
*	Cairn Homes P.L.C	315,937	362,941
	CRH P.L.C.	495,976	20,352,275
	CRH P.L.C., Sponsored ADR	1,001,452	41,199,735
	CRH P.L.C.	71,685	2,958,665
*	Datalex P.L.C.	13,290	8,664
*	FBD Holdings P.L.C.	18,709	167,068
*	FBD Holdings P.L.C.	55,087	472,447
*	Flutter Entertainment P.L.C.	113,024	21,044,402
#*	Flutter Entertainment P.L.C.	206,215	38,354,029
	Glanbia P.L.C.	473,717	5,845,240
	Glanbia P.L.C.	74,909	920,488
*	Greencore Group P.L.C.	1,369,325	2,175,319
*	Irish Continental Group P.L.C.	459,877	2,140,182
	Kerry Group P.L.C., Class A	1,264	171,534
	Kerry Group P.L.C., Class A	76,886	10,441,381
*	Kingspan Group P.L.C.	619,289	42,040,710
*	Kingspan Group P.L.C.	19,320	1,308,916
*	Permanent TSB Group Holdings P.L.C.	5,510	5,319
	Smurfit Kappa Group P.L.C.	810,987	39,009,916
TOTAL IRELAND			243,911,699
ISRAEL — (0.7%)
*	Afcon Holdings, Ltd.	717	31,264
*	AFI Properties, Ltd.	51,769	1,883,619
*	Airport City, Ltd.	198,535	2,847,052
*	Allot, Ltd.	48,893	619,696
#	Alony Hetz Properties & Investments, Ltd.	120,758	1,517,587
#*	Alrov Properties and Lodgings, Ltd.	26,267	1,013,316
#	Amot Investments, Ltd.	347,422	1,913,566
	Arad, Ltd.	1,421	20,771
#	Ashtrom Group, Ltd.	61,515	1,161,662
#	Atreyu Capital Markets, Ltd.	1,741	27,094
	AudioCodes, Ltd.	24,768	739,539

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	AudioCodes, Ltd.	6,067	$182,010
#*	Avgol Industries 1953, Ltd.	277,423	271,828
*	Azorim-Investment Development & Construction Co., Ltd.	172,219	503,879
	Azrieli Group, Ltd.	30,748	1,869,185
*	Bank Hapoalim BM	1,133,382	7,975,757
#	Bank Leumi Le-Israel BM	1,753,758	10,807,279
*	Bet Shemesh Engines Holdings 1997, Ltd.	673	14,433
*	Bezeq The Israeli Telecommunication Corp., Ltd.	2,168,911	2,235,261
*	Big Shopping Centers, Ltd.	14,612	1,559,971
	Blue Square Real Estate, Ltd.	15,809	982,094
*	Brack Capital Properties NV	5,845	507,918
*	Brainsway, Ltd.	1,809	7,526
#*	Camtek, Ltd.	19,118	447,055
	Carasso Motors, Ltd.	58,614	245,154
*	Cellcom Israel, Ltd.	330,246	1,352,248
#*	Cellcom Israel, Ltd.	48,866	198,396
*	Ceragon Networks, Ltd.	99,230	441,574
*	Clal Insurance Enterprises Holdings, Ltd.	166,942	2,463,381
#*	Compugen, Ltd.	18,025	211,533
#	Danel Adir Yeoshua, Ltd.	12,680	1,890,824
	Delek Automotive Systems, Ltd.	182,984	1,813,324
#*	Delek Group, Ltd.	15,091	460,876
	Delta-Galil Industries, Ltd.	50,883	1,194,387
	Dor Alon Energy in Israel 1988, Ltd.	1,714	39,510
#*	El Al Israel Airlines	2,205,668	435,342
#	Elbit Systems, Ltd.	34,092	4,705,365
#	Elbit Systems, Ltd.	2,033	275,411
#	Electra Consumer Products 1970, Ltd.	60,059	2,321,696
	Electra, Ltd.	8,110	4,261,847
#	Energix-Renewable Energies, Ltd.	317,806	1,186,073
*	Enlight Renewable Energy, Ltd.	131,481	244,005
#*	Equital, Ltd.	109,147	2,656,260
*	Evogene Ltd.	8,292	50,747
#	First International Bank Of Israel, Ltd.	274,205	7,159,993
#	FMS Enterprises Migun, Ltd.	12,055	306,143
	Formula Systems 1985, Ltd.	52,629	4,602,785
	Fox Wizel, Ltd.	52,929	4,856,641
	Freshmarket, Ltd.	5,298	19,645
	Gev-Yam Land Corp., Ltd.	257,700	2,052,553
#	Gilat Satellite Networks, Ltd.	66,380	794,517
#*	Hadera Paper, Ltd.	15,841	844,940
#*	Hamlet Israel-Canada, Ltd.	19,671	363,914
*	Harel Insurance Investments & Financial Services, Ltd.	693,997	5,918,933
	Hilan, Ltd.	67,051	3,073,277
	ICL Group, Ltd.	1,144,205	6,087,350
	IDI Insurance Co., Ltd.	23,794	718,063
*	IES Holdings, Ltd.	505	30,579
	Inrom Construction Industries, Ltd.	225,338	1,026,551
	Isracard, Ltd.	103,197	389,343
#	Israel Canada T.R, Ltd.	92,009	249,075
#	Israel Discount Bank, Ltd., Class A	2,198,051	8,491,594
	Israel Land Development - Urban Renewal, Ltd.	9,758	109,582
	Isras Investment Co., Ltd.	243	48,883
*	Issta Lines, Ltd.	2,307	34,647
*	Kamada, Ltd.	38,092	250,746
	Kenon Holdings, Ltd.	35,866	973,457
	Kerur Holdings, Ltd.	19,989	516,337
	Klil Industries, Ltd.	5,014	465,402
#	Magic Software Enterprises, Ltd.	19,579	322,682

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Matrix IT, Ltd.	153,599	$3,309,328
	Maytronics, Ltd.	163,546	2,838,027
	Mediterranean Towers, Ltd.	23,651	66,331
#	Mega Or Holdings, Ltd.	38,826	1,132,542
*	Mehadrin, Ltd.	2,358	94,624
	Meitav Dash Investments, Ltd.	54,017	294,368
#	Melisron, Ltd.	45,292	2,325,623
*	Menora Mivtachim Holdings, Ltd.	147,537	2,446,698
*	Migdal Insurance & Financial Holdings, Ltd.	1,831,218	2,019,699
#*	Minrav Holdings, Ltd.	262	45,334
	Mivne Real Estate KD, Ltd.	536,893	1,278,595
*	Mivtach Shamir Holdings, Ltd.	17,729	596,072
#	Mizrahi Tefahot Bank, Ltd.	490,914	11,417,140
*	Naphtha Israel Petroleum Corp., Ltd.	242,108	1,082,226
	Nawi Brothers, Ltd.	35,673	183,076
*	Neto Malinda Trading, Ltd.	627	12,304
	Neto ME Holdings, Ltd.	5,618	233,193
#*	Nice, Ltd., Sponsored ADR	46,624	12,181,919
*	Nova Measuring Instruments, Ltd.	89,747	6,547,697
	NR Spuntech Industries, Ltd.	42,322	127,143
*	Oil Refineries, Ltd.	8,788,243	1,750,578
	One Software Technologies, Ltd.	588	69,838
#*	OPC Energy, Ltd.	35,276	389,182
	Palram Industries 1990, Ltd.	4,325	41,603
*	Partner Communications Co., Ltd.	608,421	2,915,629
*	Partner Communications Co., Ltd., ADR	11,519	53,448
	Paz Oil Co., Ltd.	28,397	2,791,256
*	Perion Network, Ltd.	5,014	72,302
*	Phoenix Holdings, Ltd. (The)	455,442	3,576,706
	Plasson Industries, Ltd.	15,117	790,124
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	30,453	2,009,253
	Sano-Brunos Enterprises, Ltd.	139	11,233
	Scope Metals Group, Ltd.	40,509	844,903
	Shapir Engineering and Industry, Ltd.	327,381	2,350,264
#*	Shikun & Binui, Ltd.	1,362,596	7,794,322
#	Shufersal, Ltd.	465,632	3,872,598
#	Strauss Group, Ltd.	110,282	3,144,230
#	Summit Real Estate Holdings, Ltd.	68,452	944,655
#*	Suny Cellular Communication, Ltd.	515,689	179,926
#	Tadiran Holdings, Ltd.	13,411	1,223,817
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	449,520	5,295,346
*	Tower Semiconductor, Ltd.	329,393	9,213,122
*	Tower Semiconductor, Ltd.	22,626	642,251
	YD More Investments, Ltd.	8,683	36,679
	YH Dimri Construction & Development, Ltd.	692	29,417
TOTAL ISRAEL			213,569,568
ITALY — (2.1%)
	A2A SpA	5,857,697	9,498,732
	ACEA SpA	275,084	5,442,784
#*	Aeffe SpA	131,764	162,869
	Alerion Cleanpower SpA	1,801	28,580
#*	Amplifon SpA	472,490	18,728,826
	Anima Holding SpA	1,212,115	5,628,152
*	Arnoldo Mondadori Editore SpA	884,019	1,454,723
	Ascopiave SpA	259,519	1,127,451
	Assicurazioni Generali SpA	1,194,733	20,390,290
#*	Atlantia SpA	553,720	8,772,034
#*	Autogrill SpA	566,521	2,998,390

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Avio SpA	2,970	$42,871
	Azimut Holding SpA	500,412	10,514,922
*	B&C Speakers SpA	9,516	112,068
#*	Banca Carige SpA	17,423	5,920
*	Banca Farmafactoring SpA	122,794	675,776
*	Banca Generali SpA	242,458	7,517,535
*	Banca IFIS SpA	104,498	1,059,175
*	Banca Mediolanum SpA	80,107	634,788
#*	Banca Monte dei Paschi di Siena SpA	20,323	25,381
*	Banca Popolare di Sondrio SCPA	1,889,534	4,636,613
#*	Banca Profilo SpA	963,146	250,237
#*	Banca Sistema SpA	254,658	506,588
*	Banco BPM SpA	7,760,744	16,984,723
*	Banco di Desio e della Brianza SpA	79,813	234,805
	BasicNet SpA	61,919	296,183
	Be Shaping The Future SpA	493,691	809,388
*	Biesse SpA	72,088	1,696,724
#*	BPER Banca	5,689,215	10,451,825
#*	Brunello Cucinelli SpA	124,188	4,971,206
	Buzzi Unicem SpA	276,063	6,792,093
*	Cairo Communication SpA	234,117	326,372
	Carel Industries SpA	1,084	22,406
#*	Carraro SpA	177,129	327,928
	Cementir Holding NV	193,185	1,587,214
*	Cerved Group SpA	655,718	5,599,108
*	CIR SpA-Compagnie Industriali	3,394,061	1,893,861
*	CNH Industrial NV	1,464,786	18,664,901
*	Credito Emiliano SpA	367,984	1,891,927
*	Credito Valtellinese SpA	294,159	4,099,144
*	d'Amico International Shipping SA	1,934,518	212,167
	Danieli & C Officine Meccaniche SpA	8,845	110,553
	Danieli & C Officine Meccaniche SpA	70,517	1,392,423
	Datalogic SpA	20,822	361,970
#	Davide Campari-Milano NV	185,012	1,988,572
	De' Longhi SpA	131,898	4,733,641
	DeA Capital SpA	542,556	784,407
	DiaSorin SpA	80,604	17,626,823
*	doValue SpA	4,701	56,645
*	Elica SpA	93,876	329,670
*	Emak SpA	201,292	291,074
	Enel SpA	4,863,195	48,233,103
#	Eni SpA	1,419,745	14,340,517
#	Eni SpA, Sponsored ADR	141,714	2,855,537
	ERG SpA	279,062	8,509,303
*	Esprinet SpA	144,644	1,660,117
#*	Eurotech SpA	79,018	464,381
#	Ferrari NV	159,399	33,169,198
	Ferrari NV	890	185,280
#	Fiera Milano SpA	88,800	263,272
*	Fila SpA	39,290	401,524
#*	Fincantieri SpA	1,482,879	927,605
#*	FinecoBank Banca Fineco SpA	1,007,845	15,671,768
*	FNM SpA	611,471	397,318
#*	Freni Brembo SpA	479,716	6,521,175
*	Gefran SpA	13,587	97,161
#*	Geox SpA	272,993	255,091
	Gruppo MutuiOnline SpA	91,474	3,566,670
	Hera SpA	3,430,010	11,982,956
*	Illimity Bank SpA	27,424	293,744

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	IMMSI SpA	1,354,153	$646,107
#	Infrastrutture Wireless Italiane SpA	75,150	807,050
*	Intek Group SpA	1,101,521	456,280
	Interpump Group SpA	321,210	14,406,282
*	Intesa Sanpaolo SpA	14,953,091	32,599,313
	Iren SpA	1,875,844	4,623,205
	Italgas SpA	1,432,127	8,589,400
	Italmobiliare SpA	27,917	928,141
#*	Juventus Football Club SpA	2,199,992	2,047,629
	La Doria SpA	66,750	1,081,686
#	Leonardo SpA	1,435,712	9,947,543
#*	Maire Tecnimont SpA	693,536	1,582,182
#*	Mariella Burani Fashion Group S.p.A.	2,868	0
*	Mediaset SpA	3,331,187	8,618,828
*	Mediobanca Banca di Credito Finanziario SpA	1,903,496	16,939,721
#*	Moncler SpA	459,919	25,917,431
	Openjobmetis SpA agenzia per il lavoro	34,444	314,024
#*	OVS SpA	1,056,586	1,305,898
	Piaggio & C SpA	1,782,648	6,319,697
#*	Pirelli & C SpA	95,298	496,296
	Poste Italiane SpA	840,682	8,215,044
#*	Prima Industrie SpA	25,100	432,210
	Prysmian SpA	232,175	7,479,300
	RAI Way SpA	203,166	1,253,153
	Recordati Industria Chimica e Farmaceutica SpA	216,541	11,205,825
	Reno de Medici SpA	674,970	820,163
	Reply SpA	68,794	8,415,308
*	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	458,673
	Sabaf SpA	33,323	666,629
*	Safilo Group SpA	31,432	34,108
#	Saipem SpA	2,104,843	5,515,251
#*	Salvatore Ferragamo SpA	138,869	2,701,089
#*	Saras SpA	1,793,474	1,176,815
	Servizi Italia SpA	43,557	118,384
*	Sesa SpA	19,113	2,242,776
#	Snam SpA	3,629,760	19,033,400
#*	Societa Cattolica di Assicurazioni SC	321,054	1,499,385
#*	Sogefi SpA	308,321	425,105
	SOL SpA	103,445	1,836,951
	Tamburi Investment Partners SpA	218,903	1,758,911
#*	Technogym SpA	400,181	4,087,708
	Telecom Italia SpA	25,956,222	11,114,038
	Telecom Italia SpA, Sponsored ADR	180,144	772,818
#	Tenaris SA	167,566	1,293,873
#	Tenaris SA, ADR	129,515	2,002,302
	Terna Rete Elettrica Nazionale SpA	2,076,816	15,061,381
*	Tinexta S.p.A.	60,794	1,436,425
*	Tod's SpA	37,606	1,177,322
*	TXT e-solutions SpA	2,104	18,187
*	UniCredit SpA	2,477,804	22,579,884
#*	Unieuro SpA	30,996	490,885
*	Unipol Gruppo SpA	2,828,886	12,411,943
#	UnipolSai Assicurazioni SpA	2,116,526	5,361,306
#	Webuild SpA	734,563	1,089,110
	Zignago Vetro SpA	114,751	1,863,948
TOTAL ITALY			648,224,501
JAPAN — (22.7%)
	77 Bank, Ltd. (The)	294,674	3,704,779

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	A&A Material Corp.	9,400	$97,366
	A&D Co., Ltd.	102,400	1,143,752
	ABC-Mart, Inc.	25,900	1,473,189
	Abist Co., Ltd.	14,600	410,361
#*	Access Co., Ltd.	110,700	779,438
	Achilles Corp.	66,000	900,353
	Acom Co., Ltd.	403,100	1,771,998
	AD Works Group Co., Ltd.	93,120	138,726
#	Adastria Co., Ltd.	177,100	3,242,628
	ADEKA Corp.	407,600	6,817,937
#	Ad-sol Nissin Corp.	24,300	719,555
	Advan Co., Ltd.	82,200	860,733
#	Advanex, Inc.	7,300	99,220
	Advantage Risk Management Co., Ltd.	24,200	147,180
	Advantest Corp.	178,000	14,066,817
	Adventure, Inc.	9,200	338,441
	Aeon Co., Ltd.	1,217,368	38,138,633
	Aeon Delight Co., Ltd.	112,300	2,940,829
#	Aeon Fantasy Co., Ltd.	43,600	894,348
	AEON Financial Service Co., Ltd.	390,500	4,689,599
	Aeon Hokkaido Corp.	113,600	1,078,620
	Aeon Mall Co., Ltd.	198,820	3,218,663
#	Aeria, Inc.	84,300	438,908
#	AFC-HD AMS Life Science Co., Ltd.	6,200	63,016
	AGC, Inc.	449,400	15,611,555
	Agro-Kanesho Co., Ltd.	4,700	70,403
#	AGS Corp.	4,100	32,921
*	Ahresty Corp.	112,100	374,441
#	Ai Holdings Corp.	90,700	1,711,929
	Aica Kogyo Co., Ltd.	110,800	3,605,553
	Aichi Bank, Ltd. (The)	46,000	1,224,612
	Aichi Corp.	176,000	1,529,998
	Aichi Steel Corp.	58,600	1,709,757
	Aichi Tokei Denki Co., Ltd.	11,200	466,562
	Aida Engineering, Ltd.	263,300	2,492,870
#*	Aiful Corp.	896,500	2,278,090
	Ain Holdings, Inc.	116,100	7,293,035
	Aiphone Co., Ltd.	47,500	769,346
	Air Water, Inc.	768,700	12,427,777
	Airport Facilities Co., Ltd.	109,900	505,099
	Aisan Industry Co., Ltd.	227,900	1,099,743
	Aisin Seiki Co., Ltd.	330,782	10,166,924
#	Aizawa Securities Co., Ltd.	170,400	1,357,022
	Ajinomoto Co., Inc.	173,700	4,107,336
#	Ajis Co., Ltd.	18,400	677,399
	Akatsuki Corp.	77,900	264,942
	Akatsuki, Inc.	22,000	999,510
#*	Akebono Brake Industry Co., Ltd.	496,564	725,315
	Akita Bank, Ltd. (The)	111,500	1,455,089
#	Albis Co., Ltd.	27,700	643,396
	Alconix Corp.	125,800	1,901,629
	Alfresa Holdings Corp.	136,200	2,715,139
	Alinco, Inc.	83,000	748,789
#	Alleanza Holdings Co., Ltd.	41,500	515,161
	Alpen Co., Ltd.	97,100	2,086,192
	Alpha Corp.	33,700	319,536
	Alpha Systems, Inc.	13,920	469,449
#*	AlphaPolis Co., Ltd.	7,500	249,911
	Alps Alpine Co., Ltd.	643,904	8,604,895

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Logistics Co., Ltd.	32,600	$338,420
	Altech Co., Ltd.	30,600	79,490
	Altech Corp.	74,310	1,476,443
	Amada Co., Ltd.	656,400	7,390,320
	Amano Corp.	174,200	4,050,956
	Amiyaki Tei Co., Ltd.	18,100	492,443
	Amuse, Inc.	9,500	224,860
*	ANA Holdings, Inc.	82,700	1,758,688
	Anabuki Kosan, Inc.	2,400	37,663
	Anest Iwata Corp.	110,200	1,176,012
	Anritsu Corp.	142,300	3,506,081
	AOI Electronics Co., Ltd.	18,300	363,999
	AOI TYO Holdings, Inc.	80,010	339,938
	AOKI Holdings, Inc.	179,100	914,222
	Aomori Bank, Ltd. (The)	94,400	2,115,499
*	Aoyama Trading Co., Ltd.	206,400	1,207,984
#	Aoyama Zaisan Networks Co., Ltd.	32,000	489,202
	Aozora Bank, Ltd.	407,800	7,515,906
#	Apaman Co., Ltd.	44,700	248,522
	Arakawa Chemical Industries, Ltd.	93,300	1,059,109
	Arata Corp.	55,000	2,419,193
	Araya Industrial Co., Ltd.	17,700	228,028
	Arcland Sakamoto Co., Ltd.	131,000	1,848,245
	Arcland Service Holdings Co., Ltd.	57,800	1,138,981
#	Arcs Co., Ltd.	180,773	4,001,184
	Ardepro Co., Ltd.	79,000	34,836
#	Arealink Co., Ltd.	34,400	314,730
	Argo Graphics, Inc.	55,800	1,676,523
	Ariake Japan Co., Ltd.	25,200	1,633,925
	Arisawa Manufacturing Co., Ltd.	179,100	1,648,048
	ARTERIA Networks Corp.	1,600	23,900
	Artnature, Inc.	120,400	739,275
#	ArtSpark Holdings, Inc.	46,100	826,100
	As One Corp.	15,890	2,330,556
	Asahi Broadcasting Group Holdings Corp.	44,000	294,040
#	Asahi Co., Ltd.	70,700	1,094,044
	Asahi Diamond Industrial Co., Ltd.	246,300	1,071,556
	Asahi Group Holdings, Ltd.	377,000	15,220,360
	Asahi Holdings, Inc.	128,800	4,903,840
	Asahi Intecc Co., Ltd.	267,200	8,772,809
	Asahi Kasei Corp.	2,623,000	29,167,263
	Asahi Kogyosha Co., Ltd.	18,900	525,987
#	Asahi Net, Inc.	24,500	205,965
	Asahi Yukizai Corp.	70,900	1,028,751
#	Asante, Inc.	13,300	196,573
#	Asanuma Corp.	43,000	1,741,788
	Asax Co., Ltd.	6,600	46,112
	Ashimori Industry Co., Ltd.	23,400	207,386
	Asia Pile Holdings Corp.	138,100	634,316
	Asics Corp.	150,000	2,640,215
	ASKA Pharmaceutical Co., Ltd.	125,900	1,816,615
	ASKUL Corp.	16,300	575,629
	Astellas Pharma, Inc.	1,833,400	29,759,814
	Asti Corp.	22,199	310,538
#	Asukanet Co., Ltd.	25,300	242,907
	Ateam, Inc.	47,900	533,343
#	Atom Corp.	347,600	2,974,372
	Atsugi Co., Ltd.	90,900	413,888
	Autobacs Seven Co., Ltd.	205,900	2,827,401

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Avant Corp.	45,200	$595,156
#	Avantia Co., Ltd.	49,100	403,269
	Avex, Inc.	173,500	2,119,642
	Awa Bank, Ltd. (The)	167,700	3,489,257
	Axell Corp.	23,400	160,808
	Axial Retailing, Inc.	85,500	4,035,860
	Azbil Corp.	77,900	3,967,485
	Bandai Namco Holdings, Inc.	240,800	20,533,276
	Bando Chemical Industries, Ltd.	155,200	971,091
	Bank of Iwate, Ltd. (The)	84,700	1,562,325
	Bank of Kochi, Ltd. (The)	16,800	114,211
	Bank of Kyoto, Ltd. (The)	185,311	9,724,284
	Bank of Nagoya, Ltd. (The)	76,999	1,911,968
	Bank of Okinawa, Ltd. (The)	106,740	2,733,028
	Bank of Saga, Ltd. (The)	84,200	1,039,422
	Bank of the Ryukyus, Ltd.	170,800	1,194,211
	Baroque Japan, Ltd.	77,400	557,160
	BayCurrent Consulting, Inc.	56,000	8,443,165
#*	Beaglee, Inc.	4,200	68,863
	Belc Co., Ltd.	54,538	3,085,283
	Bell System24 Holdings, Inc.	150,200	2,682,832
	Belluna Co., Ltd.	224,100	2,457,838
	Benefit One, Inc.	243,200	6,893,601
	Benesse Holdings, Inc.	83,700	1,615,668
#	BeNEXT Group, Inc.	86,600	1,021,339
*	Bengo4.com, Inc.	22,400	2,488,680
	Bic Camera, Inc.	285,900	3,092,067
	BML, Inc.	110,700	3,852,334
	Bookoff Group Holdings, Ltd.	40,200	331,974
	Bourbon Corp.	2,100	44,025
	BP Castrol K.K.	24,900	293,415
	Br Holdings Corp.	108,500	681,522
*	BrainPad, Inc.	17,600	680,875
	Bridgestone Corp.	897,700	33,446,029
	Broadleaf Co., Ltd.	303,600	1,831,684
	BRONCO BILLY Co., Ltd.	3,900	83,092
	Brother Industries, Ltd.	676,800	15,091,662
	Bunka Shutter Co., Ltd.	248,000	2,212,972
	C Uyemura & Co., Ltd.	5,200	390,195
	CAC Holdings Corp.	58,300	755,461
	Calbee, Inc.	95,400	2,821,296
	Can Do Co., Ltd.	29,800	523,636
	Canare Electric Co., Ltd.	4,400	74,474
	Canon Electronics, Inc.	89,800	1,506,757
	Canon Marketing Japan, Inc.	154,700	3,394,444
#	Canon, Inc., Sponsored ADR	57,577	1,272,452
	Canon, Inc.	419,434	9,278,511
	Capcom Co., Ltd.	336,100	21,086,697
	Career Design Center Co., Ltd.	27,400	232,968
	Carlit Holdings Co., Ltd.	83,400	573,166
#	Casa, Inc.	4,900	44,973
	Casio Computer Co., Ltd.	402,300	7,107,438
	Cawachi, Ltd.	84,800	2,369,704
#*	C'BON COSMETICS Co., Ltd.	2,100	39,468
	CDS Co., Ltd.	1,300	17,147
#	Central Automotive Products, Ltd.	23,900	592,476
	Central Glass Co., Ltd.	191,800	3,920,816
	Central Japan Railway Co.	55,900	8,004,440
	Central Security Patrols Co., Ltd.	24,700	783,633

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Central Sports Co., Ltd.	40,000	$825,224
	Ceres, Inc.	7,900	194,760
	Charm Care Corp. KK	50,200	634,332
	Chiba Bank, Ltd. (The)	999,563	5,436,730
	Chiba Kogyo Bank, Ltd. (The)	263,600	597,424
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	19,100	360,862
	Chino Corp.	30,600	406,663
	Chiyoda Co., Ltd.	74,400	659,746
	Chiyoda Integre Co., Ltd.	56,200	930,338
	Chofu Seisakusho Co., Ltd.	100,700	1,952,479
	Chori Co., Ltd.	46,800	682,212
	Chubu Electric Power Co., Inc.	389,700	4,772,943
	Chubu Shiryo Co., Ltd.	113,800	1,526,894
	Chudenko Corp.	156,600	3,180,153
	Chuetsu Pulp & Paper Co., Ltd.	115,311	1,323,025
	Chugai Pharmaceutical Co., Ltd.	148,000	7,744,711
#	Chugai Ro Co., Ltd.	28,300	434,905
	Chugoku Bank, Ltd. (The)	476,500	3,707,404
#	Chugoku Electric Power Co., Inc. (The)	399,100	4,921,252
	Chugoku Marine Paints, Ltd.	288,600	2,619,994
	Chukyo Bank, Ltd. (The)	54,600	948,116
	Chuo Gyorui Co., Ltd.	3,800	102,608
	Chuo Spring Co., Ltd.	6,000	164,658
	CI Takiron Corp.	185,700	1,154,929
	Citizen Watch Co., Ltd.	1,375,250	4,181,694
#	CK-San-Etsu Co., Ltd.	13,200	479,242
	Cleanup Corp.	106,700	468,088
	CMIC Holdings Co., Ltd.	86,200	1,210,130
	CMK Corp.	243,800	951,695
	Coca-Cola Bottlers Japan Holdings, Inc.	153,652	2,332,592
	cocokara fine, Inc.	55,520	3,615,786
	Colowide Co., Ltd.	230,300	4,201,123
	Computer Engineering & Consulting, Ltd.	90,500	1,213,900
	Computer Institute of Japan, Ltd.	40,900	341,620
	COMSYS Holdings Corp.	222,494	6,589,814
	Comture Corp.	96,700	2,680,684
	Concordia Financial Group, Ltd.	1,876,533	6,791,313
	CONEXIO Corp.	107,000	1,397,471
	Core Corp.	13,600	195,770
	Corona Corp.	68,600	607,027
	Cosel Co., Ltd.	85,500	923,515
	Cosmo Energy Holdings Co., Ltd.	315,900	6,995,518
	Cosmos Initia Co., Ltd.	55,900	192,100
	Cosmos Pharmaceutical Corp.	25,200	3,842,199
	Cota Co., Ltd.	37,125	514,496
	Create Medic Co., Ltd.	13,200	122,364
#*	Create Restaurants Holdings, Inc.	381,600	2,941,232
	Create SD Holdings Co., Ltd.	80,800	2,622,042
	Credit Saison Co., Ltd.	582,800	6,647,794
	Creek & River Co., Ltd.	37,900	415,884
	Cresco, Ltd.	70,600	857,881
	CTI Engineering Co., Ltd.	61,600	1,434,461
	CTS Co., Ltd.	102,900	907,547
	Cube System, Inc.	7,200	80,098
	Curves Holdings Co., Ltd.	185,600	1,482,918
	CyberAgent, Inc.	144,200	9,027,572
#	Cybozu, Inc.	90,400	2,265,614
	Dai Nippon Printing Co., Ltd.	416,900	7,186,179
	Dai Nippon Toryo Co., Ltd.	128,900	1,139,315

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daibiru Corp.	149,800	$1,704,558
	Daicel Corp.	1,066,800	8,115,284
	Dai-Dan Co., Ltd.	63,100	1,712,275
	Daido Kogyo Co., Ltd.	33,200	230,002
	Daido Metal Co., Ltd.	254,300	1,219,192
	Daido Steel Co., Ltd.	142,800	5,843,488
	Daidoh, Ltd.	85,900	151,754
	Daifuku Co., Ltd.	157,600	17,986,501
	Daihatsu Diesel Manufacturing Co., Ltd.	69,100	271,103
	Daihen Corp.	91,800	4,343,181
	Daiho Corp.	89,700	3,189,413
	Dai-Ichi Cutter Kogyo K.K.	26,600	337,738
	Daiichi Jitsugyo Co., Ltd.	42,400	1,674,621
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	104,500	904,571
	Dai-ichi Life Holdings, Inc.	811,788	12,369,043
	Daiichi Sankyo Co., Ltd.	172,800	5,562,607
	Daiichikosho Co., Ltd.	123,800	4,271,150
	Daiken Corp.	67,800	1,154,094
	Daiken Medical Co., Ltd.	65,400	349,761
	Daiki Aluminium Industry Co., Ltd.	205,600	1,408,550
	Daiki Axis Co., Ltd.	21,800	223,121
	Daikin Industries, Ltd.	149,300	31,522,060
#	Daiko Denshi Tsushin, Ltd.	17,000	87,908
	Daikoku Denki Co., Ltd.	43,900	365,115
	Daikokutenbussan Co., Ltd.	43,300	2,306,328
	Daikyonishikawa Corp.	200,400	1,484,430
	Dainichi Co., Ltd.	35,200	293,109
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	60,700	1,293,705
	Daio Paper Corp.	402,000	7,260,461
	Daiohs Corp.	2,100	19,283
	Daiseki Co., Ltd.	82,325	2,608,025
	Daiseki Eco. Solution Co., Ltd.	21,400	163,757
	Daishi Hokuetsu Financial Group, Inc.	181,900	3,797,028
	Daishinku Corp.	42,000	946,429
	Daisue Construction Co., Ltd.	44,600	353,944
	Daito Bank, Ltd. (The)	28,200	164,562
	Daito Pharmaceutical Co., Ltd.	69,900	2,472,706
	Daito Trust Construction Co., Ltd.	113,200	11,797,014
	Daitron Co., Ltd.	28,100	426,989
	Daiwa House Industry Co., Ltd.	1,080,300	30,627,403
	Daiwa Industries, Ltd.	151,900	1,500,891
	Daiwa Securities Group, Inc.	2,512,500	11,958,093
	Daiwabo Holdings Co., Ltd.	118,000	9,945,510
	DCM Holdings Co., Ltd.	491,680	4,968,382
	Dear Life Co., Ltd.	122,100	509,012
	Delica Foods Holdings Co., Ltd.	14,600	89,970
	DeNA Co., Ltd.	202,900	3,787,922
	Denka Co., Ltd.	441,300	16,806,661
#	Densan System Co., Ltd.	25,900	782,722
	Denso Corp.	173,700	9,655,131
	Dentsu Group, Inc.	263,600	8,407,610
	Denyo Co., Ltd.	75,100	1,472,063
	Dexerials Corp.	346,000	4,532,445
	DIC Corp.	437,400	10,709,024
	Digital Arts, Inc.	50,800	4,815,650
	Digital Hearts Holdings Co., Ltd.	56,200	677,951
	Digital Holdings, Inc.	2,800	48,610
	Digital Information Technologies Corp.	34,900	550,640
	Dip Corp.	127,800	3,507,339

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Disco Corp.	12,800	$4,164,071
	DKK Co., Ltd.	44,200	1,142,315
	DKS Co., Ltd.	43,300	1,557,774
	DMG Mori Co., Ltd.	476,500	7,481,984
	DMW Corp.	900	32,276
	Doshisha Co., Ltd.	87,900	1,574,290
#	Double Standard, Inc.	8,200	334,326
	Doutor Nichires Holdings Co., Ltd.	116,023	1,724,925
	Dowa Holdings Co., Ltd.	267,200	9,773,038
	DTS Corp.	224,500	4,784,003
	Duskin Co., Ltd.	184,100	4,857,266
	Dvx, Inc.	31,200	303,993
#	DyDo Group Holdings, Inc.	44,500	2,241,992
	Dynic Corp.	7,899	59,277
	Eagle Industry Co., Ltd.	161,300	1,683,854
	Earth Corp.	35,000	1,997,953
	East Japan Railway Co.	117,700	7,763,742
	EAT& Holdings Co, Ltd.	16,500	293,962
	Ebara Corp.	296,600	10,240,677
	Ebara Jitsugyo Co., Ltd.	21,200	767,801
	Ebase Co., Ltd.	35,200	357,906
*	eBook Initiative Japan Co., Ltd.	9,700	214,117
#	Eco's Co., Ltd.	40,600	724,959
	EDION Corp.	409,400	4,012,123
#	EF-ON, Inc.	119,739	1,205,965
	eGuarantee, Inc.	97,500	2,166,934
	E-Guardian, Inc.	38,000	1,088,362
	Ehime Bank, Ltd. (The)	164,798	1,517,949
	Eidai Co., Ltd.	108,100	303,783
	Eiken Chemical Co., Ltd.	78,800	1,733,306
	Eisai Co., Ltd.	56,700	4,138,161
	Eizo Corp.	79,800	2,866,149
	Elan Corp.	110,200	1,563,890
	Elecom Co., Ltd.	76,000	3,600,240
	Electric Power Development Co., Ltd.	91,100	1,487,308
	Elematec Corp.	60,606	574,202
	EM Systems Co., Ltd.	66,900	616,743
	Endo Lighting Corp.	84,000	447,632
	ENEOS Holdings, Inc.	3,457,020	14,010,415
	Enigmo, Inc.	86,400	1,012,268
	en-japan, Inc.	125,800	3,603,191
	Enomoto Co., Ltd.	24,600	350,788
	Enplas Corp.	33,600	1,480,500
#	Enshu, Ltd.	24,700	207,212
	Ensuiko Sugar Refining Co., Ltd.	11,600	24,834
	EPCO Co., Ltd.	10,500	94,032
	EPS Holdings, Inc.	139,000	1,353,038
	eRex Co., Ltd.	118,600	1,965,675
#	ES-Con Japan, Ltd.	236,300	1,651,090
*	Escrow Agent Japan, Inc.	63,900	174,245
	Eslead Corp.	40,700	576,927
	ESPEC Corp.	75,100	1,423,099
	Exedy Corp.	150,300	2,250,195
	Ezaki Glico Co., Ltd.	46,000	2,021,156
	F&M Co., Ltd.	4,300	74,292
	Faith, Inc.	31,680	240,570
	FALCO HOLDINGS Co., Ltd.	44,300	721,016
	FAN Communications, Inc.	178,500	693,304
	Fancl Corp.	53,000	1,945,923

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FANUC Corp.	15,600	$4,072,678
	Fast Retailing Co., Ltd.	41,300	35,498,257
	FCC Co., Ltd.	196,300	3,149,572
*	FDK Corp.	32,400	455,775
	Feed One Co., Ltd.	135,048	1,127,165
	Felissimo Corp.	1,200	14,838
#	Fenwal Controls of Japan, Ltd.	3,500	44,301
	Ferrotec Holdings Corp.	223,700	3,585,429
#*	FFRI Security, Inc.	14,200	302,473
	FIDEA Holdings Co., Ltd.	1,057,400	1,083,142
	Fields Corp.	64,800	316,436
	Financial Products Group Co., Ltd.	288,800	1,374,563
	FINDEX, Inc.	60,500	640,924
*	First Baking Co., Ltd.	1,200	11,133
#	First Brothers Co., Ltd.	43,900	407,353
	First Juken Co., Ltd.	33,100	334,548
#	First-corp, Inc.	27,500	184,707
	Fixstars Corp.	73,100	651,346
	FJ Next Co., Ltd.	92,500	892,596
	Foster Electric Co., Ltd.	138,700	2,057,972
	FP Corp.	200,400	8,019,267
	France Bed Holdings Co., Ltd.	96,300	853,304
	Freebit Co., Ltd.	73,100	681,501
	Freund Corp.	40,900	306,852
	F-Tech, Inc.	68,900	409,693
	FTGroup Co., Ltd.	48,500	633,970
	Fudo Tetra Corp.	91,620	1,486,323
	Fuji Co., Ltd.	90,100	1,694,793
#	Fuji Corp.	282,700	7,389,025
	Fuji Corp.	32,500	644,366
	Fuji Corp., Ltd.	119,000	720,705
	Fuji Die Co., Ltd.	33,800	210,240
	Fuji Electric Co., Ltd.	382,800	15,252,996
	Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	44,888
	Fuji Kyuko Co., Ltd.	71,600	3,459,440
	Fuji Media Holdings, Inc.	169,400	1,966,387
*	Fuji Oil Co., Ltd.	289,200	594,063
	Fuji Oil Holdings, Inc.	153,300	4,483,412
	Fuji Pharma Co., Ltd.	57,200	664,937
	Fuji Seal International, Inc.	196,200	3,643,298
#	Fuji Soft, Inc.	22,700	1,172,672
	Fujibo Holdings, Inc.	51,200	1,966,123
	Fujicco Co., Ltd.	69,300	1,352,262
	FUJIFILM Holdings Corp.	162,275	9,295,438
	Fujikura Composites, Inc.	108,700	409,342
	Fujikura Kasei Co., Ltd.	117,600	554,302
*	Fujikura, Ltd.	1,269,300	5,948,758
	Fujimori Kogyo Co., Ltd.	78,000	3,463,994
	Fujio Food Group, Inc.	2,800	33,456
	Fujisash Co., Ltd.	461,100	348,006
	Fujishoji Co., Ltd.	28,900	235,489
	Fujitec Co., Ltd.	181,600	3,962,069
	Fujitsu General, Ltd.	124,300	3,089,696
	Fujitsu, Ltd.	327,729	50,011,414
	Fujiya Co., Ltd.	30,200	653,484
	FuKoKu Co., Ltd.	38,000	244,202
	Fukuda Corp.	27,000	1,314,216
	Fukuda Denshi Co., Ltd.	6,100	468,775
	Fukui Bank, Ltd. (The)	104,500	1,875,870

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukui Computer Holdings, Inc.	29,300	$1,059,654
	Fukuoka Financial Group, Inc.	508,256	9,091,953
#	Fukushima Bank, Ltd. (The)	19,400	38,948
	Fukushima Galilei Co., Ltd.	58,100	2,412,929
	Fukuyama Transporting Co., Ltd.	128,100	4,994,736
	FULLCAST Holdings Co., Ltd.	85,300	1,364,287
#	Fumakilla, Ltd.	15,401	243,062
*	Funai Electric Co., Ltd.	104,500	428,595
	Funai Soken Holdings, Inc.	121,620	2,691,381
#	Furukawa Battery Co., Ltd. (The)	77,700	1,141,189
	Furukawa Co., Ltd.	155,100	1,795,619
	Furukawa Electric Co., Ltd.	356,990	9,625,898
	Furuno Electric Co., Ltd.	119,300	1,296,510
	Furusato Industries, Ltd.	41,500	502,656
	Furuya Metal Co., Ltd.	10,200	644,914
	Furyu Corp.	93,700	1,015,322
	Fuso Chemical Co., Ltd.	112,500	3,987,206
	Fuso Pharmaceutical Industries, Ltd.	33,599	845,010
	Futaba Corp.	198,800	1,814,638
	Futaba Industrial Co., Ltd.	374,800	1,799,126
	Future Corp.	106,900	1,793,228
	Fuyo General Lease Co., Ltd.	113,600	7,873,237
	G-7 Holdings, Inc.	86,600	2,009,864
	Gakken Holdings Co., Ltd.	59,200	969,719
	Gakkyusha Co., Ltd.	29,000	371,910
	GCA Corp.	33,300	217,038
	Gecoss Corp.	69,200	622,969
#	Genki Sushi Co., Ltd.	24,600	573,662
	Genky DrugStores Co., Ltd.	35,900	1,300,771
	Geo Holdings Corp.	220,500	2,587,530
	Geostr Corp.	74,200	224,902
#	Gfoot Co., Ltd.	36,500	145,950
	Giken, Ltd.	68,600	3,230,156
	GL Sciences, Inc.	27,500	720,062
	GLOBERIDE, Inc.	55,199	2,208,580
	Glory, Ltd.	193,945	3,759,257
	Glosel Co., Ltd.	69,000	325,701
	GMO Financial Holdings, Inc.	85,600	582,070
#	GMO GlobalSign Holdings K.K.	16,800	1,521,741
	GMO internet, Inc.	257,800	7,282,719
	GMO Payment Gateway, Inc.	57,800	8,234,716
#	GMO Pepabo, Inc.	4,500	249,144
	Godo Steel, Ltd.	53,900	989,783
	Goldcrest Co., Ltd.	75,230	1,295,267
	Goldwin, Inc.	56,600	3,411,461
	Golf Digest Online, Inc.	69,500	590,470
	Good Com Asset Co., Ltd.	10,600	124,116
	Grandy House Corp.	68,500	263,961
	Gree, Inc.	278,600	1,532,206
#	Greens Co., Ltd.	3,700	16,082
	GS Yuasa Corp.	374,499	11,063,452
	GSI Creos Corp.	24,800	440,141
	G-Tekt Corp.	127,900	1,791,185
	Gun-Ei Chemical Industry Co., Ltd.	21,600	526,952
*	GungHo Online Entertainment, Inc.	105,379	2,627,136
	Gunma Bank, Ltd. (The)	982,001	3,028,988
	Gunze, Ltd.	80,700	2,573,424
	H.U. Group Holdings, Inc.	282,400	8,396,898
	H2O Retailing Corp.	435,060	3,125,633

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	HABA Laboratories, Inc.	8,500	$329,658
	Hachijuni Bank, Ltd. (The)	1,200,100	3,837,045
	Hagihara Industries, Inc.	43,800	603,730
#	Hagiwara Electric Holdings Co., Ltd.	36,100	912,301
	Hagoromo Foods Corp.	1,500	45,252
	Hakudo Co., Ltd.	35,800	481,709
	Hakuhodo DY Holdings, Inc.	314,000	4,550,104
	Hakuto Co., Ltd.	71,100	831,929
*	Hakuyosha Co., Ltd.	1,000	22,851
#	Halows Co., Ltd.	23,700	736,716
	Hamakyorex Co., Ltd.	93,200	2,723,220
	Hamamatsu Photonics KK	69,100	4,007,947
#	Hamee Corp.	21,400	360,248
	Hankyu Hanshin Holdings, Inc.	388,900	12,582,867
	Hanwa Co., Ltd.	166,600	4,303,714
	Happinet Corp.	75,400	1,118,277
#	Harada Industry Co., Ltd.	45,400	369,777
	Hard Off Corp. Co., Ltd.	47,100	341,585
#	Harima Chemicals Group, Inc.	61,900	539,031
	Harmonic Drive Systems, Inc.	8,600	642,558
	Haruyama Holdings, Inc.	22,600	146,576
	Haseko Corp.	1,382,700	16,298,155
	Hayashikane Sangyo Co., Ltd.	34,299	193,477
	Hazama Ando Corp.	1,103,380	7,651,109
	Heiwa Corp.	261,100	3,660,793
	Heiwa Real Estate Co., Ltd.	163,900	5,608,547
	Heiwado Co., Ltd.	151,500	3,131,907
	Helios Techno Holding Co., Ltd.	59,600	174,801
	Hibino Corp.	21,900	234,849
	Hibiya Engineering, Ltd.	93,800	1,658,748
	Hiday Hidaka Corp.	55,874	938,735
	Hikari Tsushin, Inc.	35,800	7,507,788
	HI-LEX Corp.	41,000	581,632
	Himaraya Co., Ltd.	15,100	142,470
	Hino Motors, Ltd.	613,300	5,286,135
	Hinokiya Group Co., Ltd.	706	13,646
	Hioki EE Corp.	21,200	830,880
#	Hirakawa Hewtech Corp.	50,200	598,898
#*	Hiramatsu, Inc.	89,400	119,895
#	Hirano Tecseed Co., Ltd.	35,300	734,089
	Hirata Corp.	9,200	727,581
	Hirogin Holdings, Inc.	866,000	5,031,460
	Hirose Electric Co., Ltd.	13,025	2,045,032
#	Hirose Tusyo, Inc.	3,400	65,890
	Hiroshima Gas Co., Ltd.	109,500	393,984
*	HIS Co., Ltd.	186,476	3,195,914
	Hisaka Works, Ltd.	94,600	732,376
	Hisamitsu Pharmaceutical Co., Inc.	3,400	203,645
	Hitachi Capital Corp.	407,700	10,058,748
	Hitachi Construction Machinery Co., Ltd.	290,500	8,467,927
	Hitachi Metals, Ltd.	320,230	5,109,167
	Hitachi Transport System, Ltd.	215,800	6,342,492
	Hitachi Zosen Corp.	826,600	4,717,689
	Hitachi, Ltd.	1,307,985	53,882,808
	Hitachi, Ltd., ADR	78,423	6,508,325
	Hito Communications Holdings, Inc.	28,300	494,075
	Hochiki Corp.	79,200	954,514
	Hodogaya Chemical Co., Ltd.	27,700	1,451,507
	Hogy Medical Co., Ltd.	66,000	2,014,487

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hokkaido Electric Power Co., Inc.	537,200	$2,278,967
	Hokkaido Gas Co., Ltd.	41,200	615,836
	Hokkan Holdings, Ltd.	39,100	534,363
	Hokko Chemical Industry Co., Ltd.	99,300	1,097,123
	Hokkoku Bank, Ltd. (The)	111,800	2,577,227
	Hokuetsu Corp.	658,095	2,800,300
	Hokuetsu Industries Co., Ltd.	111,800	1,108,145
	Hokuhoku Financial Group, Inc.	597,710	5,275,525
	Hokuriku Electric Industry Co., Ltd.	31,800	274,816
	Hokuriku Electric Power Co.	513,600	3,361,250
	Hokuriku Electrical Construction Co., Ltd.	14,100	162,667
	Hokuto Corp.	101,500	2,094,232
#	Honda Motor Co., Ltd., Sponsored ADR	403,423	10,682,641
	Honda Motor Co., Ltd.	983,923	25,982,142
#	Honda Tsushin Kogyo Co., Ltd.	60,400	273,992
	H-One Co., Ltd.	114,200	818,725
	Honeys Holdings Co., Ltd.	85,830	801,464
	Honshu Chemical Industry Co., Ltd.	17,400	302,393
	Hoosiers Holdings	219,900	1,391,944
	Horiba, Ltd.	98,100	6,422,383
	Hoshizaki Corp.	20,200	1,792,951
	Hosiden Corp.	266,600	2,426,908
	Hosokawa Micron Corp.	31,500	1,861,566
#	Hotland Co., Ltd.	36,700	423,428
#	House Do Co., Ltd.	22,100	249,248
	House Foods Group, Inc.	102,200	3,775,415
	Howa Machinery, Ltd.	51,700	415,338
	Hoya Corp.	338,800	43,350,771
	Hulic Co., Ltd.	324,917	3,673,520
	Hurxley Corp.	3,300	28,123
	Hyakugo Bank, Ltd. (The)	1,105,900	3,100,885
	Hyakujushi Bank, Ltd. (The)	109,600	1,559,920
#*	I K K, Inc.	55,400	323,783
	Ibiden Co., Ltd.	178,805	8,297,161
	IBJ, Inc.	80,400	669,688
	Ichibanya Co., Ltd.	31,932	1,560,921
	Ichigo, Inc.	1,140,700	3,140,820
	Ichiken Co., Ltd.	38,600	693,923
	Ichikoh Industries, Ltd.	238,700	1,537,675
#	Ichinen Holdings Co., Ltd.	123,572	1,445,039
	Ichiyoshi Securities Co., Ltd.	172,400	827,528
	Icom, Inc.	52,700	1,375,024
#	ID Holdings Corp.	18,750	220,891
	Idec Corp.	151,300	2,671,139
	Idemitsu Kosan Co., Ltd.	330,591	7,763,581
	IDOM, Inc.	458,000	2,673,545
	Ihara Science Corp.	32,500	548,039
	IHI Corp.	579,300	10,144,834
	Iida Group Holdings Co., Ltd.	260,296	5,741,999
	Iino Kaiun Kaisha, Ltd.	400,300	1,542,402
	IJTT Co., Ltd.	96,460	443,760
	Ikegami Tsushinki Co., Ltd.	25,900	211,261
#	Imagica Group, Inc.	74,900	263,709
#	Imasen Electric Industrial	24,100	162,141
	Imuraya Group Co., Ltd.	12,300	300,104
	Inaba Denki Sangyo Co., Ltd.	143,000	3,342,627
	Inaba Seisakusho Co., Ltd.	45,600	616,411
	Inabata & Co., Ltd.	216,800	3,043,794
	Ines Corp.	71,500	972,721

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	I-Net Corp.	61,310	$904,903
	Infocom Corp.	138,000	4,002,027
	Infomart Corp.	696,800	5,968,861
	Information Services International-Dentsu, Ltd.	105,600	3,894,615
	Innotech Corp.	65,600	769,792
	Inpex Corp.	2,125,100	12,301,240
	Insource Co., Ltd.	76,998	1,729,106
	Intage Holdings, Inc.	183,100	2,051,027
	Intelligent Wave, Inc.	20,400	138,756
#	Inter Action Corp.	28,900	664,662
	Internet Initiative Japan, Inc.	351,400	7,202,170
#	Inui Global Logistics Co., Ltd.	65,700	584,926
	I-O Data Device, Inc.	42,600	417,962
#	I-PEX, Inc.	31,300	629,274
	IR Japan Holdings, Ltd.	35,500	5,930,567
	Iriso Electronics Co., Ltd.	76,900	3,503,553
#	I'rom Group Co., Ltd.	12,600	210,412
	Ise Chemicals Corp.	5,600	173,056
#*	Iseki & Co., Ltd.	96,900	1,252,216
	Isetan Mitsukoshi Holdings, Ltd.	1,008,540	6,200,701
	Ishihara Sangyo Kaisha, Ltd.	185,300	1,301,960
	Ishii Iron Works Co., Ltd.	2,900	79,403
	Ishizuka Glass Co., Ltd.	11,699	201,246
	Isolite Insulating Products Co., Ltd.	56,400	282,818
	Isuzu Motors, Ltd.	1,206,307	11,535,725
	Itfor, Inc.	61,900	551,408
	ITmedia, Inc.	5,500	120,904
	Ito En, Ltd.	69,600	4,342,882
#	ITOCHU Corp.	739,200	21,169,935
	Itochu Enex Co., Ltd.	290,300	2,789,863
	Itochu Techno-Solutions Corp.	70,200	2,474,837
	Itochu-Shokuhin Co., Ltd.	18,500	931,578
	Itoham Yonekyu Holdings, Inc.	478,946	3,240,959
	Itoki Corp.	207,400	642,675
*	Itokuro, Inc.	13,200	131,537
	IwaiCosmo Holdings, Inc.	94,100	1,260,860
	Iwaki & Co., Ltd.	157,800	970,672
	Iwasaki Electric Co., Ltd.	34,500	452,133
	Iwatani Corp.	229,400	14,149,534
*	Iwatsu Electric Co., Ltd.	44,000	351,482
	Iyo Bank, Ltd. (The)	773,257	4,438,122
	Izumi Co., Ltd.	117,000	4,204,678
	J Front Retailing Co., Ltd.	829,400	6,871,309
#	J Trust Co., Ltd.	266,900	651,515
#	JAC Recruitment Co., Ltd.	65,000	1,155,260
	Jaccs Co., Ltd.	125,000	2,230,152
	Jafco Group Co., Ltd.	165,000	8,923,277
	Jalux, Inc.	32,000	421,990
	Jamco Corp.	50,600	319,476
	Janome Sewing Machine Co., Ltd.	79,599	621,811
*	Japan Airlines Co., Ltd.	306,400	5,469,183
	Japan Airport Terminal Co., Ltd.	34,600	1,820,274
#	Japan Asia Group, Ltd.	135,200	1,554,109
#*	Japan Asia Investment Co., Ltd.	76,600	168,972
#*	Japan Asset Marketing Co., Ltd.	420,600	465,954
	Japan Aviation Electronics Industry, Ltd.	347,300	5,390,374
	Japan Best Rescue System Co., Ltd.	71,200	576,200
	Japan Cash Machine Co., Ltd.	100,300	489,220
#*	Japan Display, Inc.	9,883,401	4,426,374

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Electronic Materials Corp.	38,000	$723,067
	Japan Elevator Service Holdings Co., Ltd.	110,600	2,603,319
	Japan Exchange Group, Inc.	607,200	14,175,378
	Japan Foundation Engineering Co., Ltd.	124,200	555,810
#	Japan Investment Adviser Co., Ltd.	38,500	407,647
	Japan Lifeline Co., Ltd.	250,500	3,614,278
	Japan Material Co., Ltd.	253,300	3,536,333
	Japan Medical Dynamic Marketing, Inc.	138,400	2,891,773
	Japan Oil Transportation Co., Ltd.	13,579	340,550
	Japan Petroleum Exploration Co., Ltd.	102,400	1,947,264
	Japan Post Holdings Co., Ltd.	1,181,400	9,395,161
	Japan Post Insurance Co., Ltd.	79,500	1,561,480
#	Japan Property Management Center Co., Ltd.	52,300	584,515
	Japan Pulp & Paper Co., Ltd.	48,100	1,627,286
	Japan Securities Finance Co., Ltd.	454,900	2,259,416
	Japan Steel Works, Ltd. (The)	333,600	9,268,476
	Japan Tobacco, Inc.	1,231,000	24,452,938
	Japan Transcity Corp.	157,600	788,546
	Japan Wool Textile Co., Ltd. (The)	226,200	2,057,883
#	Jastec Co., Ltd.	35,900	407,169
#	JBCC Holdings, Inc.	52,400	734,038
	JCR Pharmaceuticals Co., Ltd.	50,800	1,673,118
	JCU Corp.	145,600	5,423,338
	Jeol, Ltd.	124,100	5,082,043
*	JFE Holdings, Inc.	839,908	7,287,331
	JFLA Holdings, Inc.	70,200	244,502
	JGC Holdings Corp.	613,300	6,948,623
*	JIG-SAW, Inc.	7,500	917,467
	Jimoto Holdings, Inc.	52,910	405,874
	JINS Holdings, Inc.	53,600	3,482,615
	JK Holdings Co., Ltd.	69,700	538,881
	JM Holdings Co., Ltd.	60,900	1,187,281
	JMS Co., Ltd.	59,100	527,334
#	Joban Kosan Co., Ltd.	25,499	327,810
	J-Oil Mills, Inc.	50,000	1,764,712
	Joshin Denki Co., Ltd.	71,900	1,882,810
	JP-Holdings, Inc.	150,000	404,808
	JSB Co., Ltd.	2,200	71,550
	JSP Corp.	64,500	1,043,415
	JSR Corp.	224,300	6,844,652
	JTEKT Corp.	893,900	7,942,955
	Juki Corp.	143,699	868,326
	Juroku Bank, Ltd. (The)	148,300	2,613,491
	Justsystems Corp.	62,100	4,512,146
	JVCKenwood Corp.	898,370	1,493,252
	K&O Energy Group, Inc.	65,400	892,570
	Kadokawa Corp.	197,853	6,426,254
	Kadoya Sesame Mills, Inc.	6,800	259,414
	Kaga Electronics Co., Ltd.	86,100	2,010,638
	Kagome Co., Ltd.	15,600	516,966
	Kajima Corp.	1,086,100	14,552,219
	Kakaku.com, Inc.	289,200	8,375,950
	Kaken Pharmaceutical Co., Ltd.	104,100	4,085,502
	Kakiyasu Honten Co., Ltd.	28,300	714,274
*	Kamakura Shinsho, Ltd.	24,800	204,360
	Kameda Seika Co., Ltd.	36,600	1,695,246
	Kamei Corp.	121,400	1,384,004
	Kamigumi Co., Ltd.	331,900	5,855,052
	Kanaden Corp.	82,700	957,876

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanagawa Chuo Kotsu Co., Ltd.	17,500	$645,577
	Kanamic Network Co., Ltd.	62,400	412,494
	Kanamoto Co., Ltd.	195,500	4,181,286
	Kandenko Co., Ltd.	474,600	4,090,916
	Kaneka Corp.	193,400	6,945,580
	Kaneko Seeds Co., Ltd.	2,700	40,886
	Kanematsu Corp.	433,200	5,448,366
	Kanematsu Electronics, Ltd.	69,500	2,575,991
	Kansai Electric Power Co., Inc. (The)	431,100	4,226,668
	Kansai Mirai Financial Group, Inc.	368,203	1,762,221
	Kansai Paint Co., Ltd.	91,900	2,705,081
	Kansai Super Market, Ltd.	12,400	133,689
	Kanto Denka Kogyo Co., Ltd.	324,800	2,596,657
	Kao Corp.	362,000	26,265,538
	Kasai Kogyo Co., Ltd.	124,700	464,793
	Katakura & Co-op Agri Corp.	12,200	144,693
	Katakura Industries Co., Ltd.	113,000	1,442,799
	Katitas Co., Ltd.	10,900	325,671
	Kato Sangyo Co., Ltd.	65,400	2,158,304
	Kato Works Co., Ltd.	50,926	464,052
	Kawada Technologies, Inc.	23,100	928,182
#	Kawagishi Bridge Works Co., Ltd.	9,000	209,916
	Kawai Musical Instruments Manufacturing Co., Ltd.	24,400	620,606
*	Kawasaki Heavy Industries, Ltd.	670,600	14,250,704
	Kawasaki Kinkai Kisen Kaisha, Ltd.	2,800	67,549
#*	Kawasaki Kisen Kaisha, Ltd.	334,398	5,853,743
	KDDI Corp.	2,262,100	66,489,291
	KeePer Technical Laboratory Co., Ltd.	49,600	941,367
	Keihan Holdings Co., Ltd.	208,300	9,496,134
	Keihanshin Building Co., Ltd.	151,000	2,391,895
	Keihin Co., Ltd.	12,500	159,770
	Keikyu Corp.	148,200	2,377,132
	Keio Corp.	79,100	5,788,936
	Keisei Electric Railway Co., Ltd.	103,000	3,497,247
	Keiyo Bank, Ltd. (The)	521,400	1,994,947
	Keiyo Co., Ltd.	146,000	1,028,198
	KEL Corp.	14,100	126,662
	Kenko Mayonnaise Co., Ltd.	57,700	1,019,270
	Kewpie Corp.	192,500	4,438,854
	Keyence Corp.	32,620	17,513,060
	KFC Holdings Japan, Ltd.	56,300	1,507,466
	KH Neochem Co., Ltd.	128,600	2,900,117
	Kikkoman Corp.	72,650	5,126,392
#	Kimoto Co., Ltd.	187,100	300,105
	Kimura Chemical Plants Co., Ltd.	87,600	463,127
	Kimura Unity Co., Ltd.	8,500	89,124
	Kinden Corp.	343,700	5,522,808
#	King Jim Co., Ltd.	9,300	78,506
#*	Kinki Sharyo Co., Ltd. (The)	23,000	271,403
	Kintetsu Department Store Co., Ltd.	20,600	639,859
	Kintetsu Group Holdings Co., Ltd.	134,400	5,656,729
	Kintetsu World Express, Inc.	213,400	5,231,593
	Kirin Holdings Co., Ltd.	618,180	13,287,169
	Kissei Pharmaceutical Co., Ltd.	148,500	3,270,571
	Ki-Star Real Estate Co., Ltd.	46,800	1,105,699
	Kitagawa Corp.	50,200	642,514
	Kita-Nippon Bank, Ltd. (The)	36,800	651,857
	Kitano Construction Corp.	21,100	488,268
#	Kitanotatsujin Corp.	253,000	1,382,655

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kito Corp.	144,600	$2,104,027
	Kitz Corp.	390,200	2,241,886
	Kiyo Bank, Ltd. (The)	314,700	4,059,588
*	KLab, Inc.	182,400	1,588,039
	Koa Corp.	124,500	1,895,027
	Koatsu Gas Kogyo Co., Ltd.	94,000	674,949
	Kobayashi Pharmaceutical Co., Ltd.	13,900	1,565,267
#	Kobe Bussan Co., Ltd.	145,400	4,027,565
#*	Kobe Electric Railway Co., Ltd.	15,400	542,367
*	Kobe Steel, Ltd.	1,604,382	7,463,585
	Kobelco Eco-Solutions Co., Ltd.	8,000	182,284
	Kohnan Shoji Co., Ltd.	131,700	3,581,254
	Kohsoku Corp.	38,800	543,148
	Koike Sanso Kogyo Co., Ltd.	4,000	94,540
	Koito Manufacturing Co., Ltd.	172,900	11,155,426
	Kojima Co., Ltd.	187,200	1,109,346
	Kokusai Co., Ltd.	13,700	95,004
	Kokuyo Co., Ltd.	351,564	4,575,871
	KOMAIHALTEC, Inc.	20,300	413,259
	Komatsu Matere Co., Ltd.	133,800	1,245,361
	Komatsu Wall Industry Co., Ltd.	32,800	542,473
	Komatsu, Ltd.	899,800	24,654,062
#	KOMEDA Holdings Co., Ltd.	199,500	3,602,546
	Komehyo Holdings Co., Ltd.	35,800	242,858
	Komeri Co., Ltd.	147,700	3,922,120
	Komori Corp.	283,800	1,847,915
#	Konaka Co., Ltd.	282,580	818,526
	Konami Holdings Corp.	173,162	10,611,638
#	Kondotec, Inc.	64,100	646,671
	Konica Minolta, Inc.	1,822,500	7,906,164
	Konishi Co., Ltd.	107,000	1,617,946
	Konoike Transport Co., Ltd.	117,400	1,152,613
	Konoshima Chemical Co., Ltd.	39,300	488,170
*	Kosaido Co., Ltd.	74,600	603,147
	Kose Corp.	16,100	2,587,573
#	Koshidaka Holdings Co., Ltd.	185,600	742,744
	Kotobuki Spirits Co., Ltd.	85,400	4,625,716
*	Kourakuen Holdings Corp.	33,100	536,063
	Kozo Keikaku Engineering, Inc.	6,200	147,515
	Krosaki Harima Corp.	36,800	1,708,940
	KRS Corp.	38,300	568,741
	K's Holdings Corp.	673,680	9,109,384
	KU Holdings Co., Ltd.	51,000	396,474
	Kubota Corp., Sponsored ADR	43,382	4,810,630
	Kubota Corp.	127,700	2,805,716
	Kumagai Gumi Co., Ltd.	224,100	5,544,496
	Kumiai Chemical Industry Co., Ltd.	331,965	2,713,141
	Kurabo Industries, Ltd.	83,300	1,433,542
	Kuraray Co., Ltd.	1,244,000	13,327,522
	Kureha Corp.	102,100	6,324,119
	Kurimoto, Ltd.	45,300	714,672
	Kurita Water Industries, Ltd.	209,800	8,515,827
	Kuriyama Holdings Corp.	54,600	340,919
	Kushikatsu Tanaka Holdings Co.	13,500	206,829
	Kusuri no Aoki Holdings Co., Ltd.	43,800	3,586,288
*	KYB Corp.	230,300	5,167,836
	Kyocera Corp.	185,730	11,903,853
	Kyoden Co., Ltd.	156,200	456,326
	Kyodo Printing Co., Ltd.	36,200	1,235,139

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyoei Steel, Ltd.	103,500	$1,332,694
#	Kyokuto Boeki Kaisha, Ltd.	30,559	396,937
	Kyokuto Kaihatsu Kogyo Co., Ltd.	152,200	2,091,694
	Kyokuto Securities Co., Ltd.	113,500	819,455
	Kyokuyo Co., Ltd.	45,200	1,308,315
	KYORIN Holdings, Inc.	169,300	3,177,445
	Kyoritsu Maintenance Co., Ltd.	43,414	1,405,774
	Kyoritsu Printing Co., Ltd.	170,500	198,815
	Kyosan Electric Manufacturing Co., Ltd.	189,500	738,365
	Kyowa Electronic Instruments Co., Ltd.	106,500	389,853
	Kyowa Exeo Corp.	225,548	5,889,237
	Kyowa Kirin Co., Ltd.	7,000	207,488
	Kyowa Leather Cloth Co., Ltd.	58,800	355,078
	Kyudenko Corp.	165,000	5,014,379
	Kyushu Electric Power Co., Inc.	479,100	4,444,671
	Kyushu Financial Group, Inc.	1,120,300	4,480,504
	Kyushu Railway Co.	112,200	2,356,317
	LAC Co., Ltd.	59,000	581,899
	Lacto Japan Co., Ltd.	23,400	586,582
*	Laox Co., Ltd.	62,199	106,478
	Lasertec Corp.	136,500	18,283,888
	Lawson, Inc.	94,600	4,594,509
	LEC, Inc.	125,100	1,602,908
	Life Corp.	80,400	2,532,018
	LIFULL Co., Ltd.	234,500	906,638
	Like Co., Ltd.	34,600	687,995
	Linical Co., Ltd.	43,100	309,484
#	Link And Motivation, Inc.	125,100	682,194
	Lintec Corp.	166,300	3,766,782
	Lion Corp.	63,100	1,442,211
*	Litalico, Inc.	21,300	740,780
	Lixil Corp.	563,919	13,150,757
	Lonseal Corp.	5,700	79,946
	Look Holdings, Inc.	29,100	248,471
*	M&A Capital Partners Co., Ltd.	60,400	2,963,996
	M3, Inc.	296,600	24,966,210
	Mabuchi Motor Co., Ltd.	44,400	1,830,916
	Macnica Fuji Electronics Holdings, Inc.	242,550	5,082,928
	Macromill, Inc.	160,400	1,155,437
	Maeda Corp.	485,800	3,977,786
	Maeda Kosen Co., Ltd.	116,200	2,958,377
	Maeda Road Construction Co., Ltd.	78,600	1,327,351
	Maezawa Kasei Industries Co., Ltd.	58,900	534,787
	Maezawa Kyuso Industries Co., Ltd.	44,100	924,948
	Makino Milling Machine Co., Ltd.	122,400	4,932,626
	Makita Corp., Sponsored ADR	1,200	60,132
	Makita Corp.	63,200	3,015,890
	Mamiya-Op Co., Ltd.	13,899	96,005
	Mani, Inc.	74,800	1,982,237
	MarkLines Co., Ltd.	41,800	986,428
	Mars Group Holdings Corp.	59,700	869,684
	Marubeni Corp.	1,614,959	10,730,284
	Marubun Corp.	92,400	475,654
	Marudai Food Co., Ltd.	92,900	1,505,164
	Marufuji Sheet Piling Co., Ltd.	2,700	51,215
	Maruha Nichiro Corp.	290,281	6,531,258
	Marui Group Co., Ltd.	211,500	3,790,320
	Maruichi Steel Tube, Ltd.	124,300	2,683,633
#	Maruka Corp.	24,400	447,351

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marumae Co., Ltd.	23,900	$282,594
	Marusan Securities Co., Ltd.	213,900	1,056,190
	Maruwa Co., Ltd.	57,700	6,038,433
#	Maruwa Unyu Kikan Co., Ltd.	184,000	3,920,812
	Maruyama Manufacturing Co., Inc.	15,400	227,345
	Maruzen CHI Holdings Co., Ltd.	91,800	324,468
	Maruzen Co., Ltd.	24,800	426,997
	Maruzen Showa Unyu Co., Ltd.	59,000	1,893,855
	Marvelous, Inc.	115,300	1,056,375
	Matching Service Japan Co., Ltd.	26,400	284,678
	Matsuda Sangyo Co., Ltd.	63,362	1,085,931
#	Matsui Construction Co., Ltd.	92,100	622,177
	Matsui Securities Co., Ltd.	61,600	479,021
	Matsumotokiyoshi Holdings Co., Ltd.	62,100	2,462,893
	Matsuyafoods Holdings Co., Ltd.	37,200	1,246,131
	Max Co., Ltd.	89,300	1,299,937
*	Maxell Holdings, Ltd.	259,200	3,405,525
	Maxvalu Tokai Co., Ltd.	24,500	629,179
	Mazda Motor Corp.	1,114,100	7,942,502
	McDonald's Holdings Co. Japan, Ltd.	71,900	3,506,182
	MCJ Co., Ltd.	466,400	4,468,131
	Mebuki Financial Group, Inc.	2,986,791	5,782,697
	MEC Co., Ltd.	41,800	889,756
	Media Do Co., Ltd.	24,500	1,446,370
	Medical Data Vision Co., Ltd.	52,600	1,312,682
#	Medical System Network Co., Ltd.	162,500	869,927
	Medipal Holdings Corp.	206,100	4,219,844
#	Medius Holdings Co., Ltd.	8,700	65,744
	Megachips Corp.	99,200	2,941,843
	Megmilk Snow Brand Co., Ltd.	220,300	4,752,844
	Meidensha Corp.	232,000	5,390,307
	Meiji Electric Industries Co., Ltd.	24,300	338,859
	MEIJI Holdings Co., Ltd.	197,620	13,489,532
	Meiji Shipping Co., Ltd.	65,900	241,244
	Meiko Electronics Co., Ltd.	163,900	2,901,240
	Meiko Network Japan Co., Ltd.	60,100	341,311
	Meisei Industrial Co., Ltd.	167,700	1,252,631
	Meitec Corp.	112,400	5,891,027
	Meito Sangyo Co., Ltd.	36,600	490,505
#	Meiwa Corp.	106,000	451,348
	Meiwa Estate Co., Ltd.	67,400	388,865
	Melco Holdings, Inc.	5,900	211,013
	Members Co., Ltd.	25,200	608,620
	Menicon Co., Ltd.	134,200	8,076,607
	Mercuria Investment Co., Ltd.	38,800	265,855
	Mesco, Inc.	12,400	118,318
#*	Metaps, Inc.	21,100	154,402
	METAWATER Co., Ltd.	60,400	1,365,935
	Michinoku Bank, Ltd. (The)	89,509	863,536
	Mie Kotsu Group Holdings, Inc.	271,000	1,227,464
#	Mikuni Corp.	142,900	370,259
	Milbon Co., Ltd.	72,972	4,773,256
*	Mimaki Engineering Co., Ltd.	100,700	458,156
	Mimasu Semiconductor Industry Co., Ltd.	112,200	2,866,542
	Minebea Mitsumi, Inc.	879,726	19,524,201
	Ministop Co., Ltd.	68,400	928,737
#	Miraial Co., Ltd.	35,800	373,205
	Mirait Holdings Corp.	289,910	4,620,871
	Miroku Jyoho Service Co., Ltd.	75,800	1,567,714

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MISUMI Group, Inc.	183,200	$5,964,977
	Mitachi Co., Ltd.	7,700	42,394
	Mitani Corp.	35,400	2,299,000
	Mitani Sekisan Co., Ltd.	7,000	313,784
#	Mito Securities Co., Ltd.	317,800	752,359
*	Mitsuba Corp.	216,100	870,520
	Mitsubishi Chemical Holdings Corp.	3,773,560	25,810,876
	Mitsubishi Corp.	871,700	22,082,000
	Mitsubishi Electric Corp.	1,165,300	17,776,423
	Mitsubishi Estate Co., Ltd.	352,920	5,583,186
	Mitsubishi Gas Chemical Co., Inc.	425,700	9,740,423
	Mitsubishi Heavy Industries, Ltd.	595,200	17,096,107
#	Mitsubishi Kakoki Kaisha, Ltd.	30,900	902,619
	Mitsubishi Logisnext Co., Ltd.	208,800	2,337,619
	Mitsubishi Logistics Corp.	195,399	5,441,091
	Mitsubishi Materials Corp.	420,120	8,926,573
#*	Mitsubishi Motors Corp.	1,788,400	4,066,018
	Mitsubishi Paper Mills, Ltd.	133,600	430,417
	Mitsubishi Pencil Co., Ltd.	48,500	615,942
	Mitsubishi Research Institute, Inc.	33,900	1,364,397
	Mitsubishi Shokuhin Co., Ltd.	76,200	2,062,542
*	Mitsubishi Steel Manufacturing Co., Ltd.	65,600	385,179
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,214,379	5,537,568
	Mitsubishi UFJ Financial Group, Inc.	8,203,900	37,046,988
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,032,500	9,945,397
	Mitsuboshi Belting, Ltd.	86,500	1,362,514
#	Mitsui & Co., Ltd., Sponsored ADR	15,092	5,622,525
	Mitsui & Co., Ltd.	984,945	18,275,232
	Mitsui Chemicals, Inc.	458,589	13,140,718
*	Mitsui E&S Holdings Co., Ltd.	247,500	954,364
	Mitsui Fudosan Co., Ltd.	402,600	8,171,828
	Mitsui High-Tec, Inc.	98,200	3,848,541
	Mitsui Matsushima Holdings Co., Ltd.	60,900	446,967
	Mitsui Mining & Smelting Co., Ltd.	379,700	13,223,447
	Mitsui OSK Lines, Ltd.	365,700	9,928,184
	Mitsui Sugar Co., Ltd.	81,500	1,446,449
	Mitsui-Soko Holdings Co., Ltd.	157,800	3,372,581
	Mitsumura Printing Co., Ltd.	1,500	25,289
	Mitsuuroko Group Holdings Co., Ltd.	125,600	1,623,935
	Miura Co., Ltd.	35,200	2,004,162
	Mixi, Inc.	271,900	6,374,618
	Miyaji Engineering Group, Inc.	31,100	731,816
	Miyazaki Bank, Ltd. (The)	74,400	1,520,142
	Miyoshi Oil & Fat Co., Ltd.	42,300	471,877
	Mizuho Financial Group, Inc.	1,752,796	23,105,929
	Mizuho Leasing Co., Ltd.	167,100	5,196,937
#	Mizuho Medy Co., Ltd.	13,100	184,737
	Mizuno Corp.	94,821	1,886,063
*	Mobile Factory, Inc.	19,700	192,165
	Mochida Pharmaceutical Co., Ltd.	26,598	998,302
	Modec, Inc.	85,200	1,590,491
#	Molitec Steel Co., Ltd.	55,500	220,167
	Monex Group, Inc.	956,200	4,938,105
	Money Partners Group Co., Ltd.	88,500	173,660
	Monogatari Corp. (The)	23,700	2,625,564
#	MonotaRO Co., Ltd.	183,700	9,204,930
	MORESCO Corp.	38,900	421,676
	Mori-Gumi Co., Ltd.	51,800	145,808
	Morinaga & Co., Ltd.	112,800	4,487,589

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Morinaga Milk Industry Co., Ltd.	234,200	$11,652,850
	Morita Holdings Corp.	146,000	2,340,274
	Morito Co., Ltd.	76,000	436,396
#	Morozoff, Ltd.	8,799	478,333
	Mory Industries, Inc.	27,200	586,353
	MrMax Holdings, Ltd.	93,900	661,015
	MS&AD Insurance Group Holdings, Inc.	321,874	9,260,749
	MTI, Ltd.	96,200	739,234
	Mugen Estate Co., Ltd.	82,500	355,808
	Murata Manufacturing Co., Ltd.	457,720	43,963,102
	Musashi Seimitsu Industry Co., Ltd.	296,600	4,198,483
	Musashino Bank, Ltd. (The)	140,600	2,019,937
	Mutoh Holdings Co., Ltd.	11,700	173,499
	N Field Co., Ltd.	51,800	432,118
	Nabtesco Corp.	115,700	5,190,072
#	NAC Co., Ltd.	65,800	571,205
	Nachi-Fujikoshi Corp.	102,000	4,083,674
	Nadex Co., Ltd.	7,600	51,301
	Nafco Co., Ltd.	1,100	20,694
	Nagano Bank, Ltd. (The)	39,700	470,753
	Nagano Keiki Co., Ltd.	61,000	548,337
	Nagase & Co., Ltd.	418,200	5,997,226
	Nagatanien Holdings Co., Ltd.	32,500	723,298
	Nagawa Co., Ltd.	6,600	729,683
	Nagoya Railroad Co., Ltd.	211,299	5,381,726
#	Naigai Trans Line, Ltd.	26,700	305,306
	Nakabayashi Co., Ltd.	88,700	522,274
	Nakamoto Packs Co., Ltd.	15,100	246,102
	Nakamuraya Co., Ltd.	11,000	405,089
	Nakanishi, Inc.	93,800	1,793,001
#	Nakano Corp.	76,100	285,060
	Nakayama Steel Works, Ltd.	116,700	402,504
	Nakayo, Inc.	6,200	85,728
	Namura Shipbuilding Co., Ltd.	240,448	385,853
	Nankai Electric Railway Co., Ltd.	173,400	4,212,438
	Nanto Bank, Ltd. (The)	148,901	2,380,891
	Narasaki Sangyo Co., Ltd.	13,400	283,756
	Natori Co., Ltd.	25,700	471,374
	NEC Capital Solutions, Ltd.	62,200	1,129,691
	NEC Corp.	541,780	29,477,591
	NEC Networks & System Integration Corp.	134,700	2,385,130
	NET One Systems Co., Ltd.	291,700	9,731,781
	Neturen Co., Ltd.	160,700	738,990
#	New Japan Chemical Co., Ltd.	166,800	402,928
	Nexon Co., Ltd.	70,900	2,151,346
	Nextage Co., Ltd.	149,900	2,113,943
	NF Holdings Corp.	11,300	208,414
	NFC Holdings, Inc.	3,000	62,191
	NGK Insulators, Ltd.	514,500	9,010,145
	NGK Spark Plug Co., Ltd.	449,500	8,384,969
	NH Foods, Ltd.	126,199	5,408,038
	NHK Spring Co., Ltd.	1,013,237	6,931,146
#	Nicca Chemical Co., Ltd.	11,200	91,832
*	Nice Corp.	33,700	477,599
	Nichia Steel Works, Ltd.	244,901	687,553
	Nichias Corp.	335,600	7,665,548
	Nichiban Co., Ltd.	36,500	581,210
	Nichicon Corp.	249,100	3,385,327
	Nichiden Corp.	47,000	967,390

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichiha Corp.	136,900	$4,102,174
#	Nichi-iko Pharmaceutical Co., Ltd.	278,650	2,704,608
	Nichimo Co., Ltd.	4,800	85,355
	Nichirei Corp.	333,199	9,654,453
	Nichireki Co., Ltd.	127,300	1,782,745
	Nichirin Co., Ltd.	61,830	878,421
	Nidec Corp.	86,455	11,505,250
	Nifco, Inc.	268,700	9,393,282
	Nihon Chouzai Co., Ltd.	97,720	1,399,825
*	Nihon Dempa Kogyo Co., Ltd.	81,200	576,151
	Nihon Dengi Co., Ltd.	7,200	273,395
	Nihon Denkei Co., Ltd.	19,400	236,099
	Nihon Flush Co., Ltd.	65,000	798,547
	Nihon House Holdings Co., Ltd.	229,600	680,532
#	Nihon Kagaku Sangyo Co., Ltd.	54,300	671,695
	Nihon Kohden Corp.	98,500	2,935,109
	Nihon M&A Center, Inc.	282,600	16,365,043
	Nihon Nohyaku Co., Ltd.	214,000	975,329
	Nihon Parkerizing Co., Ltd.	253,600	2,462,265
	Nihon Plast Co., Ltd.	100,700	486,821
	Nihon Tokushu Toryo Co., Ltd.	48,700	483,960
	Nihon Unisys, Ltd.	362,700	13,763,693
	Nihon Yamamura Glass Co., Ltd.	45,200	371,729
	Nikkato Corp.	24,500	186,270
#	Nikkiso Co., Ltd.	214,300	2,058,746
	Nikko Co., Ltd.	109,800	745,380
	Nikkon Holdings Co., Ltd.	260,400	5,254,951
	Nikon Corp.	689,300	5,493,324
	Nintendo Co., Ltd.	46,200	26,594,347
	Nippi, Inc.	8,500	308,840
	Nippn Corp.	292,800	4,609,686
	Nippo Corp.	220,100	5,484,589
	Nippon Air Conditioning Services Co., Ltd.	69,900	483,226
	Nippon Aqua Co., Ltd.	9,900	56,357
	Nippon Beet Sugar Manufacturing Co., Ltd.	54,800	847,970
	Nippon Carbide Industries Co., Inc.	39,800	481,027
	Nippon Carbon Co., Ltd.	53,400	2,070,440
	Nippon Chemical Industrial Co., Ltd.	24,900	712,650
*	Nippon Chemi-Con Corp.	90,800	1,673,894
	Nippon Chemiphar Co., Ltd.	10,000	213,080
	Nippon Coke & Engineering Co., Ltd.	892,500	816,686
	Nippon Commercial Development Co., Ltd.	61,600	1,002,380
	Nippon Concept Corp.	29,600	428,842
	Nippon Concrete Industries Co., Ltd.	240,800	705,453
	Nippon Denko Co., Ltd.	550,850	1,419,859
	Nippon Densetsu Kogyo Co., Ltd.	160,100	2,987,118
	Nippon Dry-Chemical Co., Ltd.	1,800	25,084
	Nippon Electric Glass Co., Ltd.	287,300	6,311,897
	Nippon Express Co., Ltd.	220,676	14,993,076
	Nippon Felt Co., Ltd.	15,100	62,676
	Nippon Filcon Co., Ltd.	48,800	234,027
#	Nippon Fine Chemical Co., Ltd.	53,400	697,541
	Nippon Gas Co., Ltd.	189,100	9,123,914
	Nippon Hume Corp.	112,100	812,807
	Nippon Kayaku Co., Ltd.	362,600	3,422,809
#	Nippon Kodoshi Corp.	40,100	929,015
	Nippon Koei Co., Ltd.	61,700	1,589,200
*	Nippon Koshuha Steel Co., Ltd.	7,600	25,179
	Nippon Light Metal Holdings Co., Ltd.	390,630	7,052,976

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Paint Holdings Co., Ltd.	26,000	$2,338,044
	Nippon Paper Industries Co., Ltd.	463,602	5,660,623
	Nippon Parking Development Co., Ltd., Class C	697,000	938,341
	Nippon Pillar Packing Co., Ltd.	97,200	1,548,013
#	Nippon Piston Ring Co., Ltd.	28,500	256,852
	Nippon Rietec Co., Ltd.	3,000	66,094
	Nippon Road Co., Ltd. (The)	36,000	2,491,220
	Nippon Sanso Holdings Corp.	291,700	5,623,136
	Nippon Seiki Co., Ltd.	155,700	1,908,690
	Nippon Seisen Co., Ltd.	13,400	483,133
*	Nippon Sharyo, Ltd.	48,699	1,148,597
*	Nippon Sheet Glass Co., Ltd.	240,599	1,073,376
	Nippon Shinyaku Co., Ltd.	20,200	1,487,096
	Nippon Shokubai Co., Ltd.	90,000	5,040,735
	Nippon Signal Co., Ltd.	210,200	1,871,966
	Nippon Soda Co., Ltd.	125,200	3,586,009
*	Nippon Steel Corp.	1,042,879	12,046,920
	Nippon Steel Trading Corp.	73,500	2,521,448
	Nippon Suisan Kaisha, Ltd.	1,961,500	8,190,570
	Nippon Systemware Co., Ltd.	34,700	691,307
	Nippon Telegraph & Telephone Corp.	591,000	14,771,341
	Nippon Thompson Co., Ltd.	311,200	1,423,234
	Nippon Tungsten Co., Ltd.	4,900	82,907
	Nippon Yakin Kogyo Co., Ltd.	66,209	1,099,389
	Nippon Yusen K.K.	619,231	14,263,163
	Nipro Corp.	823,400	9,709,349
	Nishimatsu Construction Co., Ltd.	252,800	5,858,097
#	Nishimatsuya Chain Co., Ltd.	129,300	1,739,617
	Nishimoto Co., Ltd.	8,900	225,099
	Nishi-Nippon Financial Holdings, Inc.	661,314	3,975,665
	Nishi-Nippon Railroad Co., Ltd.	173,000	4,719,347
	Nishio Rent All Co., Ltd.	116,100	2,419,407
	Nissan Chemical Corp.	211,500	12,046,825
*	Nissan Motor Co., Ltd.	2,377,700	12,258,728
	Nissan Shatai Co., Ltd.	265,600	2,083,547
	Nissan Tokyo Sales Holdings Co., Ltd.	123,500	306,040
	Nissei ASB Machine Co., Ltd.	32,600	1,791,519
	Nissei Plastic Industrial Co., Ltd.	67,900	568,507
	Nissha Co., Ltd.	161,400	2,078,964
	Nisshin Group Holdings Co., Ltd.	166,700	657,314
	Nisshin Oillio Group, Ltd. (The)	155,500	4,528,798
	Nisshin Seifun Group, Inc.	101,945	1,715,936
	Nisshinbo Holdings, Inc.	611,541	4,548,641
	Nissin Corp.	66,600	793,074
	Nissin Electric Co., Ltd.	248,900	3,273,113
	Nissin Foods Holdings Co., Ltd.	18,275	1,579,581
	Nissin Sugar Co., Ltd.	59,800	1,062,639
	Nisso Corp.	24,300	186,187
	Nissui Pharmaceutical Co., Ltd.	63,600	604,487
	Nitori Holdings Co., Ltd.	37,900	7,521,747
	Nitta Corp.	77,100	1,622,269
	Nitta Gelatin, Inc.	53,700	341,901
	Nittan Valve Co., Ltd.	112,600	233,274
	Nittetsu Mining Co., Ltd.	47,701	2,515,064
	Nitto Denko Corp.	247,300	22,415,887
	Nitto Fuji Flour Milling Co., Ltd.	900	57,661
	Nitto Kogyo Corp.	94,900	1,851,621
	Nitto Kohki Co., Ltd.	46,800	759,870
	Nitto Seiko Co., Ltd.	135,900	584,009

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nittoc Construction Co., Ltd.	122,549	$895,181
	NJS Co., Ltd.	28,200	531,838
	Noda Corp.	53,100	346,122
	Noevir Holdings Co., Ltd.	52,700	2,318,259
	NOF Corp.	145,100	6,972,704
	Nohmi Bosai, Ltd.	77,900	1,645,838
	Nojima Corp.	210,400	5,373,257
	NOK Corp.	339,200	4,426,170
	Nomura Co., Ltd.	251,000	1,820,334
	Nomura Holdings, Inc.	1,992,098	10,540,285
#	Nomura Holdings, Inc., Sponsored ADR	301,320	1,615,075
	Nomura Real Estate Holdings, Inc.	427,200	9,541,895
	Nomura Research Institute, Ltd.	239,085	8,053,428
	Noritake Co., Ltd.	49,200	1,527,559
	Noritsu Koki Co., Ltd.	91,800	1,848,780
	Noritz Corp.	139,600	2,002,080
	North Pacific Bank, Ltd.	1,492,000	3,020,185
	Nozawa Corp.	30,300	196,421
	NS Solutions Corp.	136,600	4,388,268
	NS Tool Co., Ltd.	37,400	952,096
	NS United Kaiun Kaisha, Ltd.	66,600	901,205
	NSD Co., Ltd.	164,078	3,140,804
	NSK, Ltd.	634,547	5,753,264
*	NTN Corp.	2,216,700	5,855,039
	NTT Data Corp.	563,200	8,088,185
*	OAK Capital Corp.	213,300	189,161
	Oat Agrio Co., Ltd.	11,200	137,208
	Obara Group, Inc.	51,800	1,993,697
	Obayashi Corp.	1,740,400	14,577,949
	OBIC Business Consultants Co., Ltd.	4,500	286,572
	Obic Co., Ltd.	15,200	2,843,978
	Odakyu Electric Railway Co., Ltd.	220,300	6,403,564
	Oenon Holdings, Inc.	210,000	764,616
	Ogaki Kyoritsu Bank, Ltd. (The)	179,200	3,388,968
	Ohashi Technica, Inc.	44,200	563,600
#	Ohba Co., Ltd.	19,400	135,427
	Ohki Healthcare Holdings Co., Ltd.	2,000	25,828
	Ohsho Food Service Corp.	30,100	1,680,646
#	OIE Sangyo Co., Ltd.	1,200	14,606
	Oiles Corp.	80,901	1,260,993
*	Oisix ra daichi, Inc.	17,600	523,009
	Oita Bank, Ltd. (The)	137,700	2,647,920
	Oji Holdings Corp.	3,052,100	18,451,608
	Okabe Co., Ltd.	171,600	1,268,635
#	Okada Aiyon Corp.	19,400	208,955
	Okamoto Industries, Inc.	42,300	1,561,634
#	Okamoto Machine Tool Works, Ltd.	21,199	571,940
	Okamura Corp.	220,800	1,937,794
	Okasan Securities Group, Inc.	788,700	2,838,143
*	Okaya Electric Industries Co., Ltd.	25,800	88,298
	Oki Electric Industry Co., Ltd.	504,400	5,269,367
	Okinawa Cellular Telephone Co.	31,400	1,402,016
	Okinawa Electric Power Co., Inc. (The)	141,858	1,910,405
	OKUMA Corp.	76,200	4,574,972
	Okumura Corp.	144,200	3,594,072
	Okura Industrial Co., Ltd.	47,600	844,568
	Okuwa Co., Ltd.	105,000	1,269,663
#	Olympic Group Corp.	34,400	293,002
	Olympus Corp.	1,027,900	18,585,225

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Omron Corp.	54,900	$4,863,951
	Ono Pharmaceutical Co., Ltd.	58,200	1,737,217
	ONO Sokki Co., Ltd.	36,500	186,492
	Onoken Co., Ltd.	84,800	981,285
	Onward Holdings Co., Ltd.	480,200	1,123,044
*	Open Door, Inc.	5,600	93,615
	Open House Co., Ltd.	300,200	12,083,959
	Optex Group Co., Ltd.	91,160	1,682,803
	Oracle Corp.	24,000	2,827,633
	Organo Corp.	36,300	2,412,063
	Orient Corp.	2,044,200	2,325,152
	Oriental Land Co., Ltd.	14,400	2,253,764
	Origin Co., Ltd.	25,500	328,078
	ORIX Corp.	1,737,100	27,873,317
	ORIX Corp., Sponsored ADR	8,803	712,427
	Osaka Gas Co., Ltd.	249,100	4,606,529
#	Osaka Organic Chemical Industry, Ltd.	70,000	2,406,810
	Osaka Soda Co., Ltd.	49,799	1,206,856
	Osaka Steel Co., Ltd.	62,700	720,217
	OSAKA Titanium Technologies Co., Ltd.	95,300	729,068
	Osaki Electric Co., Ltd.	218,700	1,208,052
	OSG Corp.	395,300	7,119,513
	OSJB Holdings Corp.	571,300	1,423,130
	Otsuka Corp.	97,500	4,909,218
	Otsuka Holdings Co., Ltd.	118,000	5,038,765
	OUG Holdings, Inc.	3,900	105,209
	Outsourcing, Inc.	355,200	4,452,629
	Oyo Corp.	105,400	1,274,983
#	Ozu Corp.	700	12,740
	Pacific Industrial Co., Ltd.	228,300	2,394,333
#	Pacific Metals Co., Ltd.	87,800	1,809,599
	Pack Corp. (The)	40,000	973,191
	PAL GROUP Holdings Co., Ltd.	126,400	1,819,531
	PALTAC Corp.	69,958	3,635,294
#	Paltek Corp.	17,600	82,036
	Pan Pacific International Holdings Corp.	369,300	8,292,931
	Panasonic Corp.	4,188,242	54,372,729
	PAPYLESS Co., Ltd.	14,700	307,686
	Paraca, Inc.	27,500	420,240
	Paramount Bed Holdings Co., Ltd.	60,500	2,649,631
#	Paris Miki Holdings, Inc.	114,600	332,119
*	Park24 Co., Ltd.	292,400	5,553,666
	Parker Corp.	6,000	27,070
#	Pasco Corp.	4,700	60,595
	Pasona Group, Inc.	107,000	1,922,508
#	PC Depot Corp.	139,540	733,804
#	PCI Holdings, Inc.	16,800	234,211
	Pegasus Sewing Machine Manufacturing Co., Ltd.	104,500	351,228
	Penta-Ocean Construction Co., Ltd.	1,997,500	16,365,943
*	PeptiDream, Inc.	53,500	3,123,322
	Persol Holdings Co., Ltd.	245,500	4,604,519
*	Phil Co., Inc.	800	14,238
	Pickles Corp.	13,300	463,816
	Pigeon Corp.	153,700	6,915,723
	Pilot Corp.	81,000	2,329,348
	Piolax, Inc.	110,000	1,600,934
	Plenus Co., Ltd.	25,200	481,531
	Pola Orbis Holdings, Inc.	118,400	2,370,269
#	Poletowin Pitcrew Holdings, Inc.	124,900	1,385,326

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	PR Times, Inc.	9,600	$342,636
	Premium Group Co., Ltd.	8,500	193,616
	Press Kogyo Co., Ltd.	476,300	1,396,258
#	Pressance Corp.	99,700	1,403,163
	Prestige International, Inc.	296,000	2,607,811
	Prima Meat Packers, Ltd.	215,199	6,719,752
	Pronexus, Inc.	35,500	358,291
#	Pro-Ship, Inc.	7,400	101,089
	Prospect Co., Ltd.	2,977,500	906,237
	Proto Corp.	82,800	813,517
	PS Mitsubishi Construction Co., Ltd.	173,800	1,001,170
#	Punch Industry Co., Ltd.	107,200	421,286
*	QB Net Holdings Co., Ltd.	9,200	120,712
	Qol Holdings Co., Ltd.	182,000	1,994,727
	Quick Co., Ltd.	43,100	470,705
	Raccoon Holdings, Inc.	37,600	689,875
	Raito Kogyo Co., Ltd.	231,700	3,778,729
	Raiznext Corp.	149,400	1,650,964
#	Rakus Co., Ltd.	246,400	4,463,300
*	Rakuten, Inc.	182,900	1,800,232
	Rasa Corp.	34,900	298,593
	Rasa Industries, Ltd.	54,399	1,219,210
#	Raysum Co., Ltd.	102,800	895,609
	Recruit Holdings Co., Ltd.	1,002,100	43,588,740
	Relia, Inc.	103,500	1,420,215
	Relo Group, Inc.	261,000	6,493,820
	Renaissance, Inc.	47,100	421,056
*	Renesas Electronics Corp.	886,500	10,116,241
	Rengo Co., Ltd.	1,050,310	8,735,663
*	RENOVA, Inc.	42,200	1,497,704
	Resona Holdings, Inc.	3,379,000	11,729,762
	Resorttrust, Inc.	417,500	5,910,665
	Restar Holdings Corp.	108,600	2,167,902
	Retail Partners Co., Ltd.	6,500	81,961
	Rheon Automatic Machinery Co., Ltd.	47,700	525,654
	Rhythm Co., Ltd.	24,800	167,978
	Riberesute Corp.	34,000	236,179
	Ricoh Co., Ltd.	1,138,119	8,629,151
	Ricoh Leasing Co., Ltd.	77,500	2,283,177
	Ride On Express Holdings Co., Ltd.	55,900	1,133,020
#*	Right On Co., Ltd.	73,600	431,568
	Riken Corp.	38,500	758,475
	Riken Keiki Co., Ltd.	46,500	1,330,785
	Riken Technos Corp.	208,600	904,572
	Riken Vitamin Co., Ltd.	65,400	854,714
	Ringer Hut Co., Ltd.	2,800	64,016
	Rinnai Corp.	28,600	2,987,224
	Rion Co., Ltd.	30,100	925,588
	Riso Kagaku Corp.	67,758	895,813
	Riso Kyoiku Co., Ltd.	385,650	1,173,346
	Rix Corp.	6,200	94,301
	Rock Field Co., Ltd.	47,900	704,031
	Rohm Co., Ltd.	79,300	8,046,006
	Rohto Pharmaceutical Co., Ltd.	203,000	5,945,857
	Rokko Butter Co., Ltd.	56,100	980,509
	Roland DG Corp.	69,700	1,146,435
	Rorze Corp.	52,700	3,897,785
	Round One Corp.	423,900	3,692,465
*	Royal Holdings Co., Ltd.	124,800	2,212,666

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Rozetta Corp.	12,000	$227,239
	RS Technologies Co., Ltd.	16,000	948,071
*	Ryobi, Ltd.	146,600	1,678,921
	Ryoden Corp.	75,000	1,154,812
	Ryohin Keikaku Co., Ltd.	435,750	10,419,140
	Ryosan Co., Ltd.	96,900	2,153,381
	Ryoyo Electro Corp.	1,300	36,396
	S Foods, Inc.	61,600	2,048,273
	S LINE Co., Ltd.	10,600	89,762
	S&B Foods, Inc.	1,400	64,767
	Sac's Bar Holdings, Inc.	82,000	436,291
	Sagami Rubber Industries Co., Ltd.	28,000	318,727
	Saibu Gas Co., Ltd.	80,100	2,206,307
	Saizeriya Co., Ltd.	69,100	1,410,293
	Sakai Chemical Industry Co., Ltd.	63,800	1,242,163
	Sakai Heavy Industries, Ltd.	20,300	415,719
	Sakai Moving Service Co., Ltd.	55,900	2,597,435
	Sakai Ovex Co., Ltd.	28,999	605,234
	Sakata INX Corp.	178,200	1,801,540
	Sakura Internet, Inc.	79,400	542,229
	Sala Corp.	263,300	1,432,540
	SAMTY Co., Ltd.	170,700	2,634,972
	San Holdings, Inc.	32,900	365,478
	San ju San Financial Group, Inc.	86,100	1,028,958
	San-A Co., Ltd.	52,600	2,040,663
	San-Ai Oil Co., Ltd.	226,100	2,324,404
#*	Sanden Holdings Corp.	124,100	474,245
	Sanei Architecture Planning Co., Ltd.	52,500	878,175
	Sangetsu Corp.	139,400	2,081,737
	San-In Godo Bank, Ltd. (The)	740,700	3,354,170
#*	Sanix, Inc.	117,300	363,179
	Sanken Electric Co., Ltd.	180,500	7,436,447
	Sanki Engineering Co., Ltd.	216,500	2,572,740
	Sanko Gosei, Ltd.	115,700	468,349
	Sanko Metal Industrial Co., Ltd.	11,300	297,466
	Sankyo Co., Ltd.	102,000	2,913,410
	Sankyo Frontier Co., Ltd.	10,200	380,208
	Sankyo Seiko Co., Ltd.	163,200	721,243
	Sankyo Tateyama, Inc.	132,700	1,017,773
	Sankyu, Inc.	253,600	9,548,448
	Sanoh Industrial Co., Ltd.	149,800	1,248,749
	Sanoyas Holdings Corp.	136,000	204,093
	Sansei Landic Co., Ltd.	35,100	244,506
#	Sansei Technologies, Inc.	44,700	258,494
	Sansha Electric Manufacturing Co., Ltd.	43,900	378,498
	Sanshin Electronics Co., Ltd.	94,400	1,665,219
	Santen Pharmaceutical Co., Ltd.	248,000	4,101,628
	Sanwa Holdings Corp.	829,300	9,454,569
	Sanyei Corp.	1,100	21,802
	Sanyo Chemical Industries, Ltd.	59,500	2,982,597
	Sanyo Denki Co., Ltd.	44,200	2,650,019
	Sanyo Electric Railway Co., Ltd.	48,500	932,586
	Sanyo Engineering & Construction, Inc.	32,400	241,034
	Sanyo Industries, Ltd.	1,500	26,493
	Sanyo Shokai, Ltd.	52,799	313,549
*	Sanyo Special Steel Co., Ltd.	100,100	1,397,747
	Sanyo Trading Co., Ltd.	114,400	1,063,369
	Sapporo Holdings, Ltd.	411,100	7,975,734
	Sata Construction Co., Ltd.	46,000	193,325

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sato Holdings Corp.	139,700	$2,916,559
	Sato Shoji Corp.	39,800	346,924
#	Satori Electric Co., Ltd.	73,600	529,629
#	Sawada Holdings Co., Ltd.	72,100	639,621
	Sawai Pharmaceutical Co., Ltd.	163,000	7,451,232
*	Saxa Holdings, Inc.	21,600	292,652
	SB Technology Corp.	55,400	1,627,853
	SBI Holdings, Inc.	416,180	10,389,599
	SBS Holdings, Inc.	113,200	2,597,791
#	Scala, Inc.	87,700	674,248
#	SCREEN Holdings Co., Ltd.	78,800	6,077,716
#	Scroll Corp.	141,300	1,112,165
	SCSK Corp.	63,759	3,546,132
#	SEC Carbon, Ltd.	2,800	182,835
	Secom Co., Ltd.	63,100	5,717,432
	Secom Joshinetsu Co., Ltd.	3,465	125,061
	Seed Co., Ltd.	37,500	216,068
	Sega Sammy Holdings, Inc.	285,812	4,552,123
	Seibu Holdings, Inc.	497,700	4,570,519
	Seika Corp.	44,100	567,870
	Seikagaku Corp.	70,800	693,186
	Seikitokyu Kogyo Co., Ltd.	211,999	1,628,266
	Seiko Epson Corp.	648,300	11,043,726
	Seiko Holdings Corp.	149,500	2,009,379
	Seiko PMC Corp.	36,200	258,391
	Seino Holdings Co., Ltd.	496,700	6,434,626
	Seiren Co., Ltd.	210,500	3,188,573
	Sekisui Chemical Co., Ltd.	996,500	17,973,055
	Sekisui House, Ltd.	370,300	7,154,362
	Sekisui Jushi Corp.	83,700	1,616,291
	Sekisui Kasei Co., Ltd.	123,100	627,059
	Senko Group Holdings Co., Ltd.	625,100	5,808,441
	Senshu Electric Co., Ltd.	33,200	979,558
	Senshu Ikeda Holdings, Inc.	1,040,960	1,480,562
#*	Senshukai Co., Ltd.	142,300	427,403
	Seria Co., Ltd.	133,700	4,655,571
	Seven & I Holdings Co., Ltd.	1,086,052	41,474,174
	Seven Bank, Ltd.	2,234,200	4,922,070
	SG Holdings Co., Ltd.	108,000	2,768,328
	Sharp Corp.	224,199	4,657,038
	Shibaura Electronics Co., Ltd.	42,300	1,234,764
	Shibaura Machine Co., Ltd.	116,300	2,793,354
	Shibaura Mechatronics Corp.	24,500	1,246,405
	Shibusawa Warehouse Co., Ltd. (The)	37,500	768,201
#	Shibuya Corp.	66,500	2,193,044
*	Shidax Corp.	93,800	227,462
*	SHIFT, Inc.	4,200	515,941
	Shiga Bank, Ltd. (The)	218,036	3,987,853
	Shikibo, Ltd.	34,400	329,455
	Shikoku Bank, Ltd. (The)	166,200	1,053,309
	Shikoku Chemicals Corp.	128,500	1,467,700
	Shikoku Electric Power Co., Inc.	322,100	2,193,504
	Shima Seiki Manufacturing, Ltd.	116,200	2,291,081
	Shimadzu Corp.	132,500	5,065,633
	Shimamura Co., Ltd.	48,146	5,347,036
	Shimano, Inc.	13,800	3,235,724
	Shimizu Bank, Ltd. (The)	171,900	2,744,891
	Shimizu Corp.	1,410,900	9,938,749
	Shimojima Co., Ltd.	5,900	76,288

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin Nippon Air Technologies Co., Ltd.	52,200	$1,052,091
#	Shin Nippon Biomedical Laboratories, Ltd.	103,700	699,079
	Shinagawa Refractories Co., Ltd.	29,900	762,709
	Shindengen Electric Manufacturing Co., Ltd.	37,300	956,650
	Shin-Etsu Chemical Co., Ltd.	280,500	48,829,063
	Shin-Etsu Polymer Co., Ltd.	197,700	1,839,980
	Shin-Keisei Electric Railway Co., Ltd.	11,400	241,802
	Shinko Electric Industries Co., Ltd.	263,300	6,618,762
	Shinko Shoji Co., Ltd.	193,300	1,414,233
	Shinmaywa Industries, Ltd.	300,900	2,609,839
	Shinnihon Corp.	150,500	1,203,502
	Shinoken Group Co., Ltd.	207,700	2,288,904
	Shinsei Bank, Ltd.	383,500	4,700,957
	Shinsho Corp.	26,500	449,189
	Shinwa Co., Ltd.	28,900	577,538
	Shionogi & Co., Ltd.	95,400	5,179,266
	Ship Healthcare Holdings, Inc.	216,000	12,427,853
	Shiseido Co., Ltd.	225,900	14,665,312
	Shizuki Electric Co., Inc.	53,900	299,548
	Shizuoka Bank, Ltd. (The)	799,930	5,815,052
	Shizuoka Gas Co., Ltd.	285,100	2,585,757
	SHO-BOND Holdings Co., Ltd.	11,600	504,752
#*	Shobunsha Holdings, Inc.	47,400	215,514
	Shoei Co., Ltd.	97,000	3,952,828
	Shoei Foods Corp.	38,900	1,384,996
	Shofu, Inc.	19,300	345,320
*	Shoko Co., Ltd.	44,000	267,086
	Showa Denko K.K.	556,800	13,283,969
#	Showa Sangyo Co., Ltd.	83,100	2,452,002
	Showa Shinku Co., Ltd.	17,400	294,700
	Sigma Koki Co., Ltd.	20,900	269,387
#	SIGMAXYZ, Inc.	71,100	1,126,051
	Siix Corp.	175,500	2,573,159
*	Silver Life Co., Ltd.	1,700	33,386
	Sinanen Holdings Co., Ltd.	38,300	1,072,393
	Sinfonia Technology Co., Ltd.	111,500	1,528,436
	Sinko Industries, Ltd.	81,600	1,421,545
	Sintokogio, Ltd.	211,600	1,450,712
	SK-Electronics Co., Ltd.	58,500	710,286
	SKY Perfect JSAT Holdings, Inc.	802,800	3,525,887
#*	Skylark Holdings Co., Ltd.	382,700	6,287,113
	SMC Corp.	6,200	3,752,008
	SMK Corp.	25,999	742,397
#	SMS Co., Ltd.	270,300	10,029,648
	Snow Peak, Inc.	21,000	357,839
	SNT Corp.	72,000	139,099
	Soda Nikka Co., Ltd.	70,300	351,307
	Sodick Co., Ltd.	253,800	2,269,786
	Soft99 Corp.	11,800	136,221
	Softbank Corp.	462,100	6,070,357
	SoftBank Group Corp.	2,260,363	175,117,044
	Softcreate Holdings Corp.	31,500	788,645
	Software Service, Inc.	7,300	770,139
	Sohgo Security Services Co., Ltd.	53,200	2,617,849
	Sojitz Corp.	2,593,800	6,004,456
	Soken Chemical & Engineering Co., Ltd.	26,900	485,266
	Solasto Corp.	210,100	3,181,008
#	Soliton Systems K.K.	30,200	493,677
	Sompo Holdings, Inc.	247,200	9,871,267

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sony Corp.	1,141,000	$109,208,092
#	Sony Corp., Sponsored ADR	344,389	32,961,471
	Sotetsu Holdings, Inc.	125,700	2,950,017
	Sotoh Co., Ltd.	11,700	90,932
#	Space Co., Ltd.	47,060	347,557
	Space Value Holdings Co., Ltd.	153,600	992,955
	Sparx Group Co., Ltd.	586,900	1,665,603
	SPK Corp.	20,800	247,970
	Sprix, Ltd.	7,800	58,410
	Square Enix Holdings Co., Ltd.	78,700	4,525,533
	SRA Holdings	60,600	1,454,846
	St Marc Holdings Co., Ltd.	89,700	1,244,326
	Stanley Electric Co., Ltd.	217,200	6,794,562
	Star Mica Holdings Co., Ltd.	49,500	523,774
	Star Micronics Co., Ltd.	95,500	1,447,053
	Starts Corp., Inc.	240,500	6,190,114
	Starzen Co., Ltd.	33,299	1,342,063
	St-Care Holding Corp.	78,100	702,173
	Stella Chemifa Corp.	51,900	1,712,960
	Step Co., Ltd.	29,100	426,990
	Strike Co., Ltd.	31,800	1,364,179
	Studio Alice Co., Ltd.	58,100	1,121,973
	Subaru Corp.	762,700	14,651,649
#	Subaru Enterprise Co., Ltd.	6,100	483,718
	Sugi Holdings Co., Ltd.	55,900	3,673,578
	Sugimoto & Co., Ltd.	42,100	921,014
	SUMCO Corp.	389,860	8,221,387
	Sumida Corp.	132,700	1,227,400
	Suminoe Textile Co., Ltd.	27,000	520,564
	Sumiseki Holdings, Inc.	277,800	294,482
	Sumitomo Bakelite Co., Ltd.	117,500	4,214,461
	Sumitomo Chemical Co., Ltd.	4,504,152	21,202,815
	Sumitomo Corp.	832,500	11,051,061
	Sumitomo Dainippon Pharma Co., Ltd.	260,300	4,231,469
	Sumitomo Densetsu Co., Ltd.	73,400	1,809,533
	Sumitomo Electric Industries, Ltd.	1,523,600	20,337,791
	Sumitomo Forestry Co., Ltd.	835,900	16,187,944
	Sumitomo Heavy Industries, Ltd.	453,896	12,630,806
	Sumitomo Metal Mining Co., Ltd.	338,800	14,689,702
	Sumitomo Mitsui Construction Co., Ltd.	1,157,880	4,818,698
	Sumitomo Mitsui Financial Group, Inc.	958,770	29,787,375
	Sumitomo Mitsui Trust Holdings, Inc.	279,173	8,352,229
	Sumitomo Osaka Cement Co., Ltd.	180,699	5,466,099
*	Sumitomo Precision Products Co., Ltd.	17,700	327,988
	Sumitomo Realty & Development Co., Ltd.	276,500	8,346,373
	Sumitomo Riko Co., Ltd.	221,700	1,239,724
	Sumitomo Rubber Industries, Ltd.	948,363	8,727,781
	Sumitomo Seika Chemicals Co., Ltd.	55,900	2,295,839
	Sumitomo Warehouse Co., Ltd. (The)	300,900	3,668,397
	Sun Frontier Fudousan Co., Ltd.	227,400	1,914,598
	Suncall Corp.	45,700	206,440
	Sundrug Co., Ltd.	102,500	4,066,592
	Suntory Beverage & Food, Ltd.	179,200	6,259,862
	Sun-Wa Technos Corp.	58,100	576,951
#	Suruga Bank, Ltd.	321,900	946,599
	Sushiro Global Holdings, Ltd.	208,000	7,115,367
	Suzuken Co., Ltd.	114,020	4,415,860
#	Suzuki Co., Ltd.	62,300	666,879
	Suzuki Motor Corp.	404,000	18,231,743

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SWCC Showa Holdings Co., Ltd.	408,000	$6,333,323
	Sysmex Corp.	147,000	17,149,357
	System Information Co., Ltd.	19,600	211,384
	System Research Co., Ltd.	1,200	19,739
	Systena Corp.	295,700	5,570,684
	Syuppin Co., Ltd.	78,300	693,000
	T Hasegawa Co., Ltd.	127,292	2,462,281
	T RAD Co., Ltd.	32,800	424,972
	T&D Holdings, Inc.	897,610	10,460,586
#	T&K Toka Co., Ltd.	76,300	614,512
	Tachibana Eletech Co., Ltd.	79,580	1,204,305
	Tachikawa Corp.	48,200	584,102
	Tachi-S Co., Ltd.	134,000	1,366,899
#	Tacmina Corp.	900	12,766
	Tadano, Ltd.	516,821	5,042,305
	Taihei Dengyo Kaisha, Ltd.	80,400	1,887,529
	Taiheiyo Cement Corp.	507,336	12,631,163
	Taiheiyo Kouhatsu, Inc.	33,499	199,733
	Taiho Kogyo Co., Ltd.	82,100	557,382
	Taikisha, Ltd.	67,500	1,799,927
	Taiko Bank, Ltd. (The)	22,000	271,718
	Taiko Pharmaceutical Co., Ltd.	17,100	259,618
	Taisei Corp.	471,480	15,274,583
	Taisei Lamick Co., Ltd.	20,800	565,684
	Taisho Pharmaceutical Holdings Co., Ltd.	33,600	2,197,421
	Taiyo Holdings Co., Ltd.	50,500	3,005,914
	Taiyo Yuden Co., Ltd.	502,000	29,447,729
	Takachiho Koheki Co., Ltd.	17,200	194,126
	Takadakiko Co., Ltd.	1,800	43,691
	Takamatsu Construction Group Co., Ltd.	57,500	1,124,869
#	Takamatsu Machinery Co., Ltd.	8,700	55,681
	Takamiya Co., Ltd.	126,700	667,306
	Takano Co., Ltd.	37,300	211,068
	Takaoka Toko Co., Ltd.	63,274	916,916
	Takara & Co., Ltd.	17,400	283,263
	Takara Bio, Inc.	23,100	640,978
	Takara Holdings, Inc.	64,200	748,391
	Takara Leben Co., Ltd.	617,900	1,862,803
	Takara Standard Co., Ltd.	165,248	2,310,344
	Takasago International Corp.	63,300	1,564,351
	Takasago Thermal Engineering Co., Ltd.	155,100	2,342,015
	Takashima & Co., Ltd.	17,900	284,228
	Takashimaya Co., Ltd.	481,000	4,567,112
	Take And Give Needs Co., Ltd.	60,640	331,340
	TAKEBISHI Corp.	28,000	425,359
	Takeda Pharmaceutical Co., Ltd.	572,863	20,147,366
	Takeei Corp.	102,100	1,283,395
	Takemoto Yohki Co., Ltd.	48,800	425,933
	Takeuchi Manufacturing Co., Ltd.	171,600	3,907,299
	Takihyo Co., Ltd.	13,600	244,140
	Takisawa Machine Tool Co., Ltd.	33,900	323,229
	Takuma Co., Ltd.	222,900	4,703,073
	Tama Home Co., Ltd.	93,400	1,713,830
	Tamron Co., Ltd.	68,000	1,324,959
	Tamura Corp.	302,900	1,625,322
	Tanabe Consulting Co., Ltd.	1,000	13,243
	Tanabe Engineering Corp.	22,500	175,442
	Tanseisha Co., Ltd.	116,249	812,484
	Taoka Chemical Co., Ltd.	1,300	184,450

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tatsuta Electric Wire and Cable Co., Ltd.	199,100	$1,303,417
	Tayca Corp.	73,000	1,030,757
	Tazmo Co., Ltd.	5,700	78,306
	Tbk Co., Ltd.	99,000	414,412
	TBS Holdings, Inc.	123,300	2,401,848
	TDC Soft, Inc.	43,400	398,948
#	TDK Corp., Sponsored ADR	46,731	7,551,730
	TDK Corp.	324,000	52,388,160
	Tear Corp.	41,400	161,448
	TechMatrix Corp.	128,000	2,330,293
	TECHNO ASSOCIE Co., Ltd.	4,200	40,914
#	Techno Horizon Co., Ltd.	32,800	241,553
	Techno Medica Co., Ltd.	2,000	29,782
	Techno Ryowa, Ltd.	23,570	197,750
	Techno Smart Corp.	32,100	307,158
	TechnoPro Holdings, Inc.	124,400	9,472,155
	Teijin, Ltd.	1,326,550	24,268,526
	Teikoku Electric Manufacturing Co., Ltd.	56,900	659,572
#	Teikoku Sen-I Co., Ltd.	50,500	1,099,026
	Teikoku Tsushin Kogyo Co., Ltd.	40,400	417,089
	Tekken Corp.	60,299	1,067,695
	Tenma Corp.	77,100	1,570,081
	Tenox Corp.	6,000	49,269
	Tenpos Holdings Co., Ltd.	16,300	320,369
	Teraoka Seisakusho Co., Ltd.	39,100	145,057
	Terumo Corp.	455,000	17,683,876
	T-Gaia Corp.	86,000	1,605,475
	THK Co., Ltd.	230,200	7,314,790
	Tigers Polymer Corp.	46,700	178,990
	TIS, Inc.	621,800	13,826,760
	Titan Kogyo, Ltd.	3,800	65,603
	TKC Corp.	44,400	2,921,461
	Toa Corp.	93,700	759,750
#	Toa Corp.	82,200	1,607,592
	Toa Oil Co., Ltd.	43,200	1,159,618
	TOA ROAD Corp.	22,500	798,153
	Toabo Corp.	24,400	109,148
	Toagosei Co., Ltd.	560,750	5,942,431
	Tobishima Corp.	127,540	1,277,038
	Tobu Railway Co., Ltd.	139,300	3,930,821
	TOC Co., Ltd.	189,700	1,305,359
	Tocalo Co., Ltd.	388,800	5,297,866
	Tochigi Bank, Ltd. (The)	905,201	1,470,304
	Toda Corp.	846,600	5,974,043
#*	Toda Kogyo Corp.	17,500	365,198
	Toei Animation Co., Ltd.	43,000	4,187,350
	Toei Co., Ltd.	19,000	3,457,014
#	Toell Co., Ltd.	28,000	226,230
	Toenec Corp.	36,500	1,280,966
	Togami Electric Manufacturing Co., Ltd.	11,600	185,050
	Toho Bank, Ltd. (The)	968,000	1,884,627
	Toho Chemical Industry Co., Ltd.	23,000	103,090
	Toho Co., Ltd.	36,200	1,402,204
#	Toho Co., Ltd.	29,800	537,046
	Toho Gas Co., Ltd.	93,300	5,484,734
	Toho Holdings Co., Ltd.	255,600	4,813,467
	Toho Titanium Co., Ltd.	188,100	1,538,074
#*	Toho Zinc Co., Ltd.	65,100	1,350,696
	Tohoku Bank, Ltd. (The)	40,500	429,416

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tohoku Electric Power Co., Inc.	327,800	$2,813,339
	Tohoku Steel Co., Ltd.	7,300	104,497
	Tohokushinsha Film Corp.	12,200	75,573
	Tokai Carbon Co., Ltd.	694,600	10,026,851
	Tokai Corp.	69,800	1,337,067
	TOKAI Holdings Corp.	522,900	4,867,147
#	Tokai Lease Co., Ltd.	4,000	53,883
	Tokai Rika Co., Ltd.	342,400	5,610,562
	Tokai Tokyo Financial Holdings, Inc.	996,300	2,947,304
	Token Corp.	39,970	3,104,821
	Tokio Marine Holdings, Inc.	292,512	14,368,443
#	Tokio Marine Holdings, Inc., ADR	61,104	3,035,647
	Tokushu Tokai Paper Co., Ltd.	42,138	1,846,639
	Tokuyama Corp.	434,299	10,840,457
*	Tokyo Base Co., Ltd.	49,100	222,052
	Tokyo Century Corp.	169,030	13,721,005
*	Tokyo Electric Power Co. Holdings, Inc.	1,394,212	5,348,072
	Tokyo Electron Device, Ltd.	36,400	1,190,796
	Tokyo Electron, Ltd.	132,700	50,459,555
	Tokyo Energy & Systems, Inc.	107,000	962,524
	Tokyo Gas Co., Ltd.	236,300	5,177,973
	Tokyo Individualized Educational Institute, Inc.	48,000	309,783
	Tokyo Keiki, Inc.	66,299	591,468
	Tokyo Kiraboshi Financial Group, Inc.	146,274	1,533,629
	Tokyo Ohka Kogyo Co., Ltd.	58,500	3,930,931
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,200	63,345
	Tokyo Radiator Manufacturing Co., Ltd.	5,100	25,054
#	Tokyo Rakutenchi Co., Ltd.	9,000	369,847
#*	Tokyo Rope Manufacturing Co., Ltd.	69,199	853,596
#	Tokyo Sangyo Co., Ltd.	86,400	497,380
	Tokyo Seimitsu Co., Ltd.	137,900	6,376,024
#	Tokyo Steel Manufacturing Co., Ltd.	360,400	2,542,208
	Tokyo Tatemono Co., Ltd.	700,000	9,450,340
	Tokyo Tekko Co., Ltd.	30,400	577,995
	Tokyo Theatres Co., Inc.	38,800	469,843
	Tokyotokeiba Co., Ltd.	47,000	1,947,366
	Tokyu Construction Co., Ltd.	486,680	2,433,363
	Tokyu Corp.	313,300	3,683,844
	Tokyu Fudosan Holdings Corp.	1,885,594	10,654,869
#	Tokyu Recreation Co., Ltd.	8,364	374,104
	Toli Corp.	201,200	465,177
	Tomato Bank, Ltd.	25,300	249,591
#	Tomen Devices Corp.	11,500	419,680
#	Tomoe Corp.	136,200	505,492
	Tomoe Engineering Co., Ltd.	36,100	699,345
*	Tomoegawa Co., Ltd.	24,800	188,499
	Tomoku Co., Ltd.	52,600	912,183
	TOMONY Holdings, Inc.	885,100	2,548,341
	Tomy Co., Ltd.	560,700	4,823,679
	Tonami Holdings Co., Ltd.	25,300	1,308,730
	Topcon Corp.	518,400	6,264,771
	Toppan Forms Co., Ltd.	239,000	2,464,150
	Toppan Printing Co., Ltd.	458,720	6,523,933
	Topre Corp.	209,100	2,896,653
*	Topy Industries, Ltd.	78,000	944,687
	Toray Industries, Inc.	2,733,700	17,836,622
	Torex Semiconductor, Ltd.	38,400	519,989
	Toridoll Holdings Corp.	200,000	2,937,921
	Torigoe Co., Ltd. (The)	44,500	357,905

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Torii Pharmaceutical Co., Ltd.	87,500	$2,699,673
#	Torikizoku Co., Ltd.	28,400	398,909
	Torishima Pump Manufacturing Co., Ltd.	90,400	753,991
	Tosei Corp.	152,000	1,502,117
	Toshiba Corp.	81,300	2,654,946
	Toshiba TEC Corp.	168,200	6,250,015
	Tosho Co., Ltd.	66,200	976,021
	Tosoh Corp.	994,000	17,044,810
#	Totech Corp.	29,200	764,919
	Totetsu Kogyo Co., Ltd.	108,100	2,775,374
	TOTO, Ltd.	106,000	5,870,904
	Totoku Electric Co., Ltd.	16,300	379,690
	Tottori Bank, Ltd. (The)	37,800	400,937
	Toukei Computer Co., Ltd.	7,100	266,501
	Tow Co., Ltd.	179,000	461,470
	Towa Bank, Ltd. (The)	208,900	1,321,697
	Towa Corp.	79,100	1,456,596
	Towa Pharmaceutical Co., Ltd.	151,800	3,038,633
	Toyo Construction Co., Ltd.	522,600	2,570,875
	Toyo Corp.	103,200	1,114,612
	Toyo Denki Seizo K.K.	36,500	402,367
*	Toyo Engineering Corp.	123,200	513,462
	Toyo Gosei Co., Ltd.	27,500	3,378,925
	Toyo Ink SC Holdings Co., Ltd.	177,000	3,109,042
	Toyo Kanetsu K.K.	36,600	840,505
	Toyo Machinery & Metal Co., Ltd.	68,300	284,739
	Toyo Securities Co., Ltd.	337,500	419,837
	Toyo Seikan Group Holdings, Ltd.	344,200	3,688,727
	Toyo Sugar Refining Co., Ltd.	2,900	33,739
	Toyo Suisan Kaisha, Ltd.	48,800	2,401,659
	Toyo Tanso Co., Ltd.	64,200	1,182,856
	Toyo Tire Corp.	690,100	10,480,904
	Toyo Wharf & Warehouse Co., Ltd.	27,600	366,256
	Toyobo Co., Ltd.	543,977	6,827,509
	Toyoda Gosei Co., Ltd.	283,400	7,495,076
	Toyota Boshoku Corp.	385,300	6,229,627
	Toyota Industries Corp.	98,600	7,766,785
#	Toyota Motor Corp., Sponsored ADR	328,031	46,094,916
	Toyota Motor Corp.	2,411,895	169,160,242
	Toyota Tsusho Corp.	403,546	15,762,334
	TPR Co., Ltd.	145,300	1,947,262
#*	Traders Holdings Co., Ltd.	57,919	169,912
	Trancom Co., Ltd.	44,000	3,439,425
	Transaction Co., Ltd.	39,600	399,168
*	Trend Micro, Inc., Sponsored ADR	3,540	195,337
*	Trend Micro, Inc.	170,000	9,355,942
	Tri Chemical Laboratories, Inc.	92,400	3,812,810
	Trinity Industrial Corp.	7,900	53,841
#	Trusco Nakayama Corp.	137,022	3,546,872
	TS Tech Co., Ltd.	216,600	6,270,537
	TSI Holdings Co., Ltd.	287,890	690,861
	Tsubaki Nakashima Co., Ltd.	182,800	2,105,540
	Tsubakimoto Chain Co.	134,700	3,463,874
	Tsubakimoto Kogyo Co., Ltd.	17,400	584,863
#*	Tsudakoma Corp.	17,999	151,697
	Tsugami Corp.	329,000	5,387,300
*	Tsukada Global Holdings, Inc.	83,700	223,183
	Tsukamoto Corp. Co., Ltd.	3,700	55,513
	Tsukishima Kikai Co., Ltd.	125,600	1,621,855

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsukuba Bank, Ltd.	650,500	$1,095,998
	Tsukui Holdings Corp.	329,400	1,768,765
	Tsumura & Co.	116,700	3,797,296
	Tsuruha Holdings, Inc.	43,400	5,763,114
	Tsurumi Manufacturing Co., Ltd.	76,800	1,349,066
	Tsutsumi Jewelry Co., Ltd.	44,700	780,139
#	Tsuzuki Denki Co., Ltd.	12,400	194,342
	TV Asahi Holdings Corp.	123,200	2,375,412
	Tv Tokyo Holdings Corp.	68,000	1,547,182
#	TYK Corp.	105,800	322,819
	UACJ Corp.	213,814	3,774,041
	Ube Industries, Ltd.	745,765	14,166,921
#	Ubicom Holdings, Inc.	8,300	257,676
	Uchida Yoko Co., Ltd.	23,800	952,884
	Ulvac, Inc.	170,200	7,691,496
	Unicharm Corp.	84,800	3,803,232
*	Uniden Holdings Corp.	31,000	605,682
	UNIMAT Retirement Community Co., Ltd.	19,900	194,253
	Union Tool Co.	22,900	747,677
	Unipres Corp.	235,600	2,161,743
	United Arrows, Ltd.	87,400	1,317,950
	United Super Markets Holdings, Inc.	218,600	2,376,844
	UNITED, Inc.	56,700	698,243
*	Unitika, Ltd.	321,900	1,174,642
*	Universal Entertainment Corp.	36,400	834,075
#	Urbanet Corp. Co., Ltd.	127,800	313,455
	Usen-Next Holdings Co., Ltd.	33,500	589,656
	Ushio, Inc.	512,500	6,628,062
	USS Co., Ltd.	236,500	4,657,066
*	UT Group Co., Ltd.	109,200	3,348,992
	Utoc Corp.	44,100	197,711
	V Technology Co., Ltd.	35,000	2,061,979
	Valor Holdings Co., Ltd.	261,200	6,180,173
	Valqua, Ltd.	78,700	1,540,969
#	Value HR Co., Ltd.	33,400	543,907
	ValueCommerce Co., Ltd.	74,800	2,087,671
	Valuence Holdings, Inc.	2,300	67,972
#	V-Cube, Inc.	54,600	1,552,988
*	Vector, Inc.	111,300	1,362,120
	Vertex Corp.	35,560	626,870
*	Village Vanguard Co., Ltd.	21,700	200,086
	VINX Corp.	7,800	86,687
*	Vision, Inc.	105,600	900,907
	Vital KSK Holdings, Inc.	216,985	1,650,311
	VT Holdings Co., Ltd.	612,200	2,475,275
	Wacoal Holdings Corp.	223,600	4,459,056
	Wacom Co., Ltd.	245,000	2,188,003
	Waida Manufacturing Co., Ltd.	2,900	30,581
	Wakachiku Construction Co., Ltd.	65,100	764,838
*	Wakamoto Pharmaceutical Co., Ltd.	9,000	20,787
	Wakita & Co., Ltd.	184,200	1,747,052
	Warabeya Nichiyo Holdings Co., Ltd.	83,000	1,291,866
#	Waseda Academy Co., Ltd.	1,400	13,109
#	Watahan & Co., Ltd.	96,000	1,235,633
	Watts Co., Ltd.	19,600	159,760
	Wavelock Holdings Co., Ltd.	19,300	150,385
	WDB Holdings Co., Ltd.	35,600	887,383
	Weathernews, Inc.	9,400	432,436
	Welbe, Inc.	13,900	207,232

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Welcia Holdings Co., Ltd.	120,688	$4,088,725
	West Holdings Corp.	125,390	5,254,842
	West Japan Railway Co.	74,400	3,966,333
	Will Group, Inc.	100,000	961,228
	WIN-Partners Co., Ltd.	41,000	430,813
	Wood One Co., Ltd.	36,400	356,645
#	Workman Co., Ltd.	30,900	2,548,283
	World Holdings Co., Ltd.	48,200	872,772
	Wowow, Inc.	29,300	795,097
	Xebio Holdings Co., Ltd.	129,500	1,081,650
	YAC Holdings Co., Ltd.	46,600	438,536
*	Yachiyo Industry Co., Ltd.	26,000	150,630
	Yahagi Construction Co., Ltd.	129,200	1,052,681
	Yaizu Suisankagaku Industry Co., Ltd.	14,700	144,328
	Yakult Honsha Co., Ltd.	42,200	2,155,443
	YAKUODO Holdings Co., Ltd.	40,900	981,061
	YAMABIKO Corp.	177,440	2,172,644
	YAMADA Consulting Group Co., Ltd.	26,900	244,735
	Yamada Holdings Co., Ltd.	924,072	4,710,762
	Yamagata Bank, Ltd. (The)	147,399	1,416,039
	Yamaguchi Financial Group, Inc.	613,300	3,487,569
	Yamaha Corp.	63,600	3,584,264
	Yamaha Motor Co., Ltd.	841,500	18,564,558
	Yamaichi Electronics Co., Ltd.	130,600	2,065,561
	YA-MAN, Ltd.	116,600	1,976,068
	Yamanashi Chuo Bank, Ltd. (The)	131,600	996,346
	Yamashina Corp.	61,100	45,041
	Yamatane Corp.	57,400	749,011
	Yamato Corp.	77,600	520,235
	Yamato Holdings Co., Ltd.	355,700	8,825,184
	Yamato Kogyo Co., Ltd.	213,400	5,393,085
#	Yamaura Corp.	24,100	212,707
	Yamaya Corp.	22,910	473,974
#	Yamazaki Baking Co., Ltd.	156,900	2,888,702
	Yamazen Corp.	187,500	1,757,201
	Yaoko Co., Ltd.	97,600	6,401,765
	Yashima Denki Co., Ltd.	36,900	343,784
	Yaskawa Electric Corp.	76,000	3,897,919
	Yasuda Logistics Corp.	75,700	673,457
#	Yasunaga Corp.	57,400	655,264
	Yellow Hat, Ltd.	150,200	2,411,861
	Yodogawa Steel Works, Ltd.	107,200	2,085,145
	Yokogawa Bridge Holdings Corp.	140,100	2,604,359
	Yokogawa Electric Corp.	311,300	6,729,794
	Yokohama Reito Co., Ltd.	271,100	2,289,166
	Yokohama Rubber Co., Ltd. (The)	668,800	10,533,863
	Yokowo Co., Ltd.	77,900	2,408,016
	Yomeishu Seizo Co., Ltd.	10,800	193,446
	Yondenko Corp.	9,180	239,499
	Yondoshi Holdings, Inc.	47,000	858,786
#	Yorozu Corp.	109,200	1,285,671
	Yotai Refractories Co., Ltd.	104,900	858,479
	Yuasa Funashoku Co., Ltd.	2,900	82,011
	Yuasa Trading Co., Ltd.	74,100	2,316,852
	Yuken Kogyo Co., Ltd.	13,300	203,574
#	Yumeshin Holdings Co., Ltd.	195,400	1,331,185
	Yurtec Corp.	214,800	1,682,903
	Yushiro Chemical Industry Co., Ltd.	42,100	440,947
	Yutaka Foods Corp.	4,000	71,043

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yutaka Giken Co., Ltd.	1,000	$15,806
	Z Holdings Corp.	1,061,100	6,591,901
	Zaoh Co., Ltd.	18,400	237,222
	Zenitaka Corp. (The)	11,800	508,370
	Zenkoku Hosho Co., Ltd.	172,600	7,704,520
	Zenrin Co., Ltd.	156,750	1,843,434
	Zensho Holdings Co., Ltd.	314,597	8,702,538
	Zeon Corp.	632,300	10,151,601
	ZIGExN Co., Ltd.	204,600	742,576
	ZOZO, Inc.	306,900	8,594,126
	Zuiko Corp.	48,300	489,032
TOTAL JAPAN			6,911,926,304
NETHERLANDS — (3.9%)
	Aalberts NV	590,260	26,646,405
*	ABN AMRO Bank NV	829,982	8,668,358
*	Accell Group NV	127,207	4,505,805
*	Adyen NV	5,724	11,957,579
	Aegon NV	4,463,091	18,505,133
#	Aegon NV	366,407	1,498,605
	Akzo Nobel NV	436,938	44,480,022
	AMG Advanced Metallurgical Group NV	106,043	3,358,203
	Amsterdam Commodities NV	95,850	2,373,260
#	APERAM SA	331,560	14,351,264
*	Arcadis NV	379,883	13,318,834
#*	ArcelorMittal SA	980,616	21,171,504
	ASM International NV	213,813	54,772,075
	ASML Holding NV	109,259	58,328,327
	ASML Holding NV	180,590	96,463,954
	ASR Nederland NV	399,910	15,502,174
*	Basic-Fit NV	55,624	1,905,069
	BE Semiconductor Industries NV	534,542	36,751,685
*	Beter Bed Holding NV	55,202	379,328
*	Boskalis Westminster	396,848	11,149,012
*	Brunel International NV	74,721	723,626
	Coca-Cola European Partners P.L.C.	168,427	7,834,641
	Corbion NV	374,930	21,895,730
	Euronext NV	247,581	26,663,669
	Flow Traders	226,794	8,689,882
	ForFarmers NV	131,430	845,912
#*	Fugro NV	321,423	3,366,649
*	GrandVision NV	218,386	6,486,370
*	Heijmans NV	125,970	1,544,391
#	Heineken NV	280,727	29,285,435
*	Hunter Douglas NV	9,100	714,019
	IMCD NV	115,234	14,301,006
#*	ING Groep NV, Sponsored ADR	623,505	5,499,314
*	ING Groep NV	2,586,536	22,997,821
*	Intertrust NV	80,587	1,239,009
#*	Just Eat Takeaway.com NV	6,519	747,637
#*	Just Eat Takeaway.com NV	65,259	7,462,166
*	Kendrion NV	74,659	1,745,822
	Koninklijke Ahold Delhaize NV, Sponsored ADR	13,329	384,675
	Koninklijke Ahold Delhaize NV	3,769,401	108,198,870
*	Koninklijke BAM Groep NV	1,424,685	2,808,211
	Koninklijke DSM NV	259,798	45,416,111
	Koninklijke KPN NV	10,371,584	32,400,821
*	Koninklijke Philips NV	42,317	2,306,663
#*	Koninklijke Philips NV	500,683	27,182,103

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Koninklijke Vopak NV	342,700	$17,344,959
	Nedap N.V.	23,644	1,406,710
	NN Group NV	521,884	21,737,258
*	OCI NV	313,760	6,509,711
	Ordina NV	506,759	1,768,965
*	PostNL NV	1,735,422	7,154,332
	Prosus N.V.	179,531	20,974,754
*	Randstad NV	594,987	37,173,477
#	SBM Offshore NV	896,408	15,386,723
*	Signify NV	605,704	28,901,806
*	Sligro Food Group NV	113,515	2,522,182
#	SNS NV	262,485	0
	Stellantis NV	5,866,422	89,089,588
	Stellantis NV	2,929,812	44,550,064
#	Stellantis NV	1,016,511	15,481,462
	TKH Group NV	232,181	10,965,837
#*	TomTom NV	330,780	3,847,564
*	Van Lanschot Kempen NV	66,151	1,645,437
	Wolters Kluwer NV	580,125	48,202,709
TOTAL NETHERLANDS			1,201,490,687
NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd. (The)	1,472,795	12,146,091
*	Air New Zealand, Ltd.	4,509,612	5,121,241
	Arvida Group, Ltd.	102,348	131,245
*	Auckland International Airport, Ltd.	882,798	4,696,404
	Chorus, Ltd.	2,052,557	12,413,010
	Chorus, Ltd., ADR	10,487	309,366
#*	Comvita, Ltd.	26,297	60,350
	Contact Energy, Ltd.	757,860	4,422,999
	EBOS Group, Ltd.	322,374	6,604,763
#*	Eroad, Ltd.	30,986	110,775
	Fisher & Paykel Healthcare Corp., Ltd.	810,394	20,084,537
*	Fletcher Building, Ltd.	1,699,664	7,554,825
*	Fletcher Building, Ltd.	94,146	412,188
	Fonterra Co-operative Group, Ltd.	174,954	570,205
	Freightways, Ltd.	480,458	3,782,165
	Genesis Energy, Ltd.	1,333,272	3,739,608
#*	Gentrack Group, Ltd.	111,983	107,202
	Hallenstein Glasson Holdings, Ltd.	87,955	445,631
	Heartland Group Holdings, Ltd.	1,584,057	2,104,669
	Infratil, Ltd.	1,795,490	9,237,465
*	Kathmandu Holdings, Ltd.	625,339	576,682
	Mainfreight, Ltd.	301,619	14,554,730
#	Mercury NZ, Ltd.	559,819	2,854,962
	Meridian Energy, Ltd.	591,256	3,017,969
*	New Zealand Refining Co., Ltd. (The)	356,424	119,795
#*	NZME, Ltd.	1,016,313	531,304
	NZX, Ltd.	491,691	722,562
	Oceania Healthcare, Ltd.	16,109	18,190
*	Pacific Edge, Ltd.	20,054	15,539
	PGG Wrightson, Ltd.	15,190	35,956
#	Port of Tauranga, Ltd.	493,999	2,662,303
*	Pushpay Holdings, Ltd.	402,200	473,828
*	Restaurant Brands New Zealand, Ltd.	104,488	879,942
	Ryman Healthcare, Ltd.	479,153	5,322,923
	Sanford, Ltd.	47,374	161,391
	Scales Corp., Ltd.	251,949	881,422
	Skellerup Holdings, Ltd.	462,083	1,288,119

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	SKY Network Television, Ltd.	16,693,048	$1,963,168
	SKYCITY Entertainment Group, Ltd.	2,810,731	6,123,978
	Spark New Zealand, Ltd.	3,515,983	12,071,601
#*	Steel & Tube Holdings, Ltd.	731,601	473,114
	Summerset Group Holdings, Ltd.	1,109,214	9,639,848
*	Synlait Milk, Ltd.	148,215	505,355
#*	Tourism Holdings, Ltd.	721,857	1,161,213
*	TOWER, Ltd.	1,358,907	672,119
#	Trustpower, Ltd.	141,110	879,127
	Vector, Ltd.	418,712	1,290,327
*	Vista Group International, Ltd.	5,893	6,282
*	Warehouse Group, Ltd. (The)	242,436	538,089
*	Z Energy, Ltd.	1,694,807	3,578,600
TOTAL NEW ZEALAND			167,075,177
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	2,153,116	1,610,624
#*	Adevinta ASA, Class B	47,090	698,693
	AF Gruppen ASA	38,378	742,809
#*	Akastor ASA	705,716	508,475
	Aker ASA, Class A	34,855	2,736,599
	Aker BP ASA	318,898	7,920,482
*	Aker Solutions ASA	811,219	1,385,077
	American Shipping Co. ASA	238,892	799,050
	Atea ASA	375,218	5,709,016
	Austevoll Seafood ASA	403,053	4,013,961
#	Avance Gas Holding, Ltd.	305,881	1,285,538
#*	Axactor SE	516,622	511,995
*	B2Holding ASA	81,822	67,910
*	Bakkafrost P/F	32,862	2,313,830
	Bonheur ASA	96,925	2,519,327
	Borregaard ASA	499,645	9,144,488
#*	BW Energy, Ltd.	150,375	419,514
	BW LPG, Ltd.	588,577	3,844,317
	BW Offshore, Ltd.	647,507	2,520,452
#*	DNB ASA	943,998	18,378,186
#*	DNO ASA	2,665,597	2,091,539
#	Entra ASA	167,107	3,719,012
	Equinor ASA	1,582,273	28,356,209
#	Equinor ASA, Sponsored ADR	567,569	10,062,998
	Europris ASA	551,975	3,056,429
	Fjordkraft Holding ASA	22,615	192,082
	FLEX LNG, Ltd.	41,173	328,122
#	Frontline, Ltd.	358,128	2,069,328
#	Gjensidige Forsikring ASA	103,210	2,373,415
#*	Golar LNG, Ltd.	19,800	214,434
	Golden Ocean Group, Ltd.	8,690	40,775
#*	Grieg Seafood ASA	355,593	3,310,254
*	Hexagon Composites ASA	222,565	1,599,771
*	Hexagon Purus Holding A.S.	25,270	177,306
#	Hoegh LNG Holdings, Ltd.	33,388	66,274
	Itera ASA	52,344	83,759
#*	Kongsberg Automotive ASA	18,124,103	678,304
	Kongsberg Gruppen ASA	110,745	2,142,190
	Leroy Seafood Group ASA	287,244	2,000,792
	Mowi ASA	320,775	7,105,472
*	NEL ASA	1,897,216	6,700,765
*	Nordic Nanovector ASA	56,294	89,421
*	Nordic Semiconductor ASA	114,609	1,755,937

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Norsk Hydro ASA	2,263,338	$9,995,338
	Norway Royal Salmon ASA	74,526	1,697,538
*	Norwegian Finans Holding ASA	559,086	4,720,028
	Norwegian Property ASA	11,009	16,070
#	Ocean Yield ASA	301,304	845,114
#*	Odfjell Drilling, Ltd.	352,086	686,275
*	Odfjell SE, Class A	47,975	154,599
*	Olav Thon Eiendomsselskap ASA	20,943	415,333
	Orkla ASA	365,420	3,552,129
*	Otello Corp. ASA	423,911	1,266,887
*	Panoro Energy ASA	50,276	80,985
#*	PGS ASA	1,860,752	768,503
#*	Protector Forsikring ASA	190,142	1,378,824
#*	REC Silicon ASA	1,662,567	3,567,794
	Salmar ASA	75,927	4,554,150
*	Sbanken ASA	66,959	526,755
#	Scatec ASA	236,924	8,965,002
#*	Schibsted ASA, Class A	43,207	1,625,482
*	Schibsted ASA, Class B	43,673	1,404,902
	Selvaag Bolig ASA	187,665	1,144,346
*	Solon Eiendom ASA	46,042	184,403
*	SpareBank 1 SR-Bank ASA	591,179	6,484,464
	Stolt-Nielsen, Ltd.	126,582	1,753,845
*	Storebrand ASA	1,676,071	12,826,879
*	Subsea 7 SA	799,200	7,470,904
	Telenor ASA	526,041	8,677,779
	TGS NOPEC Geophysical Co. ASA	427,417	5,694,622
	Tomra Systems ASA	327,758	15,000,342
	Treasure ASA	264,434	555,063
	Veidekke ASA	304,028	3,655,872
*	Wallenius Wilhelmsen ASA	181,598	448,417
	Wilh Wilhelmsen Holding ASA, Class A	48,941	955,395
#*	XXL ASA	304,506	737,716
	Yara International ASA	216,845	10,083,343
TOTAL NORWAY			267,240,029
PORTUGAL — (0.2%)
#	Altri SGPS SA	501,595	2,992,591
*	Banco Comercial Portugues SA, Class R	19,365,605	2,682,771
	Banco Espirito Santo SA	3,375,184	0
*	CTT-Correios de Portugal SA	546,469	1,582,495
#	EDP - Energias de Portugal SA	1,513,448	9,494,135
	EDP - Energias de Portugal SA, Sponsored ADR	7,202	455,239
	EDP Renovaveis SA	286,694	7,851,397
	Galp Energia SGPS SA	833,384	8,364,783
	Jeronimo Martins SGPS SA	640,853	10,479,914
#*	Mota-Engil SGPS SA	644,243	1,080,827
#	Navigator Co. SA (The)	1,098,411	3,296,564
	NOS SGPS SA	1,575,603	5,433,326
#*	Novabase SGPS SA	12,258	49,213
	REN - Redes Energeticas Nacionais SGPS SA	1,006,275	2,863,710
	Semapa-Sociedade de Investimento e Gestao	163,493	1,736,367
	Sonae SGPS SA	4,666,221	3,740,756
TOTAL PORTUGAL			62,104,088
SINGAPORE — (0.9%)
*	Abterra, Ltd.	189,000	1,039
	Accordia Golf Trust	1,937,600	31,068

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	AEM Holdings, Ltd.	954,600	$2,853,303
	Amara Holdings, Ltd.	248,000	73,089
	Ascendas India Trust	1,689,300	1,907,712
#	Avarga, Ltd.	1,027,400	231,126
*	Banyan Tree Holdings, Ltd.	674,600	131,789
#	Best World International, Ltd.	1,252,500	238,356
*	Bonvests Holdings, Ltd.	51,600	35,553
#	Boustead Projects, Ltd.	147,404	111,830
	Boustead Singapore, Ltd.	1,206,267	803,995
	Bukit Sembawang Estates, Ltd.	554,000	1,678,525
	Bund Center Investment, Ltd.	316,000	133,277
#	CapitaLand, Ltd.	2,071,800	4,979,887
#	Centurion Corp., Ltd.	1,091,800	294,626
	China Aviation Oil Singapore Corp., Ltd.	1,190,400	1,010,461
#	China Sunsine Chemical Holdings, Ltd.	3,162,900	1,079,550
#	Chip Eng Seng Corp., Ltd.	2,198,500	702,073
	City Developments, Ltd.	771,400	4,166,624
	Civmec, Ltd.	303,700	102,913
	ComfortDelGro Corp., Ltd.	5,360,269	6,360,409
*	COSCO Shipping International Singapore Co., Ltd.	1,479,200	300,327
*	Creative Technology, Ltd.	27,000	49,415
#	CSE Global, Ltd.	1,460,500	524,856
	Dairy Farm International Holdings, Ltd.	363,900	1,566,161
	DBS Group Holdings, Ltd.	1,199,425	22,617,856
#	Del Monte Pacific, Ltd.	1,429,282	220,469
#	Delfi, Ltd.	233,000	128,262
	DMX Technologies Group, Ltd.	256,000	0
#*	Ezion Holdings, Ltd.	4,315,348	26,313
#*	Ezra Holdings, Ltd.	3,719,565	5,768
	Far East Orchard, Ltd.	628,636	506,884
	First Resources, Ltd.	2,627,600	3,064,643
	Food Empire Holdings, Ltd.	941,600	512,853
	Fragrance Group, Ltd.	1,448,000	125,923
	Frasers Property, Ltd.	1,089,100	1,004,327
#	Frencken Group, Ltd.	1,531,700	1,573,869
#	Fu Yu Corp., Ltd.	2,511,800	507,794
*	Gallant Venture, Ltd.	2,485,000	250,083
	Genting Singapore, Ltd.	2,763,300	1,773,444
#*	Geo Energy Resources, Ltd.	3,320,700	460,041
	GK Goh Holdings, Ltd.	14,200	9,784
*	GL, Ltd.	1,524,400	826,729
	Golden Agri-Resources, Ltd.	26,025,369	3,535,642
*	Golden Energy & Resources, Ltd.	673,700	81,384
*	GP Industries, Ltd.	174,000	69,299
#	Great Eastern Holdings, Ltd.	50,000	788,324
	GSH Corp., Ltd.	52,560	7,597
	GuocoLand, Ltd.	817,821	962,117
#*	Halcyon Agri Corp., Ltd.	865,546	192,187
	Haw Par Corp., Ltd.	55,800	469,800
	Hiap Hoe, Ltd.	128,000	61,160
	Hi-P International, Ltd.	792,700	1,183,614
#	Ho Bee Land, Ltd.	936,500	1,675,862
#	Hong Fok Corp., Ltd.	1,560,588	816,998
#	Hong Leong Asia, Ltd.	2,852,000	1,579,648
	Hong Leong Finance, Ltd.	14,300	26,060
	Hongkong Land Holdings, Ltd.	1,103,700	5,088,412
	Hotel Grand Central, Ltd.	179,659	136,596
	Hour Glass, Ltd. (The)	282,700	169,712
	Hutchison Port Holdings Trust	22,938,300	4,684,368

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hwa Hong Corp., Ltd.	280,000	$57,608
#*	Hyflux, Ltd.	2,064,700	344,427
	iFAST Corp., Ltd.	361,000	1,493,199
	IGG, Inc.	4,125,000	5,346,405
#*	Indofood Agri Resources, Ltd.	10,819,700	2,451,374
	InnoTek, Ltd.	87,000	40,646
	Japfa, Ltd.	3,243,580	2,115,723
	Jardine Cycle & Carriage, Ltd.	181,497	2,934,786
	Jurong Technologies Industrial Corp., Ltd.	213,200	0
#	k1 Ventures, Ltd.	657,240	0
	Keppel Corp., Ltd.	2,274,100	8,547,521
	Keppel Infrastructure Trust	7,820,050	3,260,939
	KSH Holdings, Ltd.	555,650	143,291
#*	Lian Beng Group, Ltd.	1,715,700	591,080
#	Low Keng Huat Singapore, Ltd.	293,000	88,154
*	Mandarin Oriental International, Ltd.	81,600	142,451
#	Metro Holdings, Ltd.	1,525,000	849,693
	Mewah International, Inc.	47,900	11,851
#*	Midas Holdings, Ltd.	4,664,147	126,400
*	mm2 Asia, Ltd.	1,318,000	134,022
	NetLink NBN Trust	1,211,700	869,256
	NSL, Ltd.	75,000	41,463
	Olam International, Ltd.	1,615,500	1,928,599
	OUE, Ltd.	1,353,000	1,160,332
	Oversea-Chinese Banking Corp., Ltd.	2,139,454	16,581,313
#	Oxley Holdings, Ltd.	5,805,966	976,787
	Pan-United Corp., Ltd.	335,000	76,719
	Penguin International, Ltd.	479,533	235,145
#	Q&M Dental Group Singapore, Ltd.	388,700	128,141
	QAF, Ltd.	1,193,765	825,291
*	Raffles Education Corp., Ltd.	13,571,227	1,318,301
	Raffles Medical Group, Ltd.	1,133,963	795,481
	Riverstone Holdings, Ltd.	1,451,200	1,635,836
*	SATS, Ltd.	1,746,292	5,041,001
	SBS Transit, Ltd.	59,400	131,683
	Sembcorp Industries, Ltd.	5,898,800	7,288,268
#*	Sembcorp Marine, Ltd.	34,969,606	3,794,876
	Sheng Siong Group, Ltd.	2,602,700	3,165,180
#	SHS Holdings, Ltd.	948,600	113,371
#	SIA Engineering Co., Ltd.	245,300	348,512
#	SIIC Environment Holdings, Ltd.	3,411,980	464,211
	Sinarmas Land, Ltd.	4,408,800	731,995
	Sing Holdings, Ltd.	392,300	109,032
*	Singapore Airlines, Ltd.	5,387,100	16,617,050
	Singapore Exchange, Ltd.	1,174,700	8,726,875
	Singapore Post, Ltd.	3,461,416	1,792,575
#	Singapore Press Holdings, Ltd.	2,234,200	1,976,821
	Singapore Reinsurance Corp., Ltd.	55,000	12,196
	Singapore Shipping Corp., Ltd.	137,000	25,759
	Singapore Technologies Engineering, Ltd.	2,281,400	6,360,744
	Singapore Telecommunications, Ltd.	5,059,750	8,963,577
	Stamford Land Corp., Ltd.	1,218,300	315,514
	StarHub, Ltd.	2,431,810	2,337,732
	Straits Trading Co., Ltd.	14,800	24,557
	Sunningdale Tech, Ltd.	847,580	1,038,492
#*	Swiber Holdings, Ltd.	1,301,500	19,987
	Tiong Woon Corp. Holding, Ltd.	160,750	52,709
	Tuan Sing Holdings, Ltd.	3,548,818	835,845
	UMS Holdings, Ltd.	2,151,287	2,088,371

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	United Industrial Corp., Ltd.	542,123	$953,980
	United Overseas Bank, Ltd.	881,189	15,482,326
	United Overseas Insurance, Ltd.	1,900	9,640
	UOB-Kay Hian Holdings, Ltd.	716,215	808,317
#	UOL Group, Ltd.	1,397,988	7,674,245
	Venture Corp., Ltd.	888,900	13,210,821
	Vicom, Ltd.	9,600	15,600
	Wee Hur Holdings, Ltd.	917,300	137,214
	Wilmar International, Ltd.	507,000	2,006,677
	Wing Tai Holdings, Ltd.	2,209,124	3,150,215
	XP Power, Ltd.	11,538	790,233
	Yangzijiang Shipbuilding Holdings, Ltd.	6,368,200	4,702,966
	Yeo Hiap Seng, Ltd.	63,135	36,502
TOTAL SINGAPORE			261,119,689
SPAIN — (1.9%)
#	Acciona SA	186,892	28,009,735
	Acerinox SA	683,144	7,585,246
#	ACS Actividades de Construccion y Servicios SA	601,608	18,748,524
#*	Adveo Group International SA	60,568	6,681
*	Aena SME SA	73,162	11,282,800
	Alantra Partners SA	1,298	20,715
	Almirall SA	241,741	3,309,775
	Amadeus IT Group SA	341,723	21,816,698
#*	Amper SA	3,841,033	871,152
*	Applus Services SA	728,738	7,288,652
#*	Atresmedia Corp. de Medios de Comunicacion SA	457,136	1,815,060
#*	Azkoyen SA	55,415	345,084
	Banco Bilbao Vizcaya Argentaria SA	2,786,482	12,713,920
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	671,340	3,074,737
	Banco de Sabadell SA	20,917,756	9,135,762
*	Banco Santander SA	13,775,626	40,209,704
#*	Banco Santander SA, Sponsored ADR	435,563	1,276,201
	Bankia SA	2,116,833	3,628,216
	Bankinter SA	1,190,116	6,680,026
	Befesa SA	6,732	446,736
	CaixaBank SA	4,714,766	11,897,682
#*	Caja de Ahorros del Mediterraneo	21,176	0
	Cellnex Telecom SA	129,331	7,576,699
	Cia de Distribucion Integral Logista Holdings SA	254,164	4,781,443
	CIE Automotive SA	310,423	8,158,255
	Construcciones y Auxiliar de Ferrocarriles SA	73,151	3,282,321
	Ebro Foods SA	175,748	3,832,025
#*	eDreams ODIGEO SA	208,893	946,792
	Elecnor SA	48,049	599,615
	Enagas SA	962,875	21,212,682
*	Ence Energia y Celulosa SA	783,082	3,083,293
	Endesa SA	348,482	8,906,230
	Ercros SA	711,393	1,844,907
	Euskaltel SA	429,723	4,618,298
	Faes Farma SA	1,265,486	5,641,108
	Ferrovial SA	123,815	2,968,278
	Fluidra SA	170,867	4,110,123
	Fomento de Construcciones y Contratas SA	44,152	471,104
	Gestamp Automocion SA	16,141	74,777
	Global Dominion Access SA	496,169	2,280,208
#	Grifols SA	218,420	6,429,771
	Grupo Catalana Occidente SA	109,239	3,711,389
#	Grupo Empresarial San Jose SA	85,660	440,936

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#*	Grupo Ezentis SA	788,396	$393,182
#	Iberdrola SA	8,110,077	109,803,812
	Iberdrola SA	115,858	1,572,606
	Iberpapel Gestion SA	6,469	136,148
#*	Indra Sistemas SA	760,474	6,696,063
	Industria de Diseno Textil SA	682,305	20,235,930
	Laboratorios Farmaceuticos Rovi SA	4,602	226,559
#*	Liberbank SA	7,661,199	1,957,600
	Mapfre SA	3,042,004	5,582,767
*	Mediaset Espana Comunicacion SA	1,212,258	6,231,553
*	Melia Hotels International SA	433,190	2,832,853
*	Metrovacesa S.A.	1,400	10,700
	Miquel y Costas & Miquel SA	121,816	2,034,464
	Naturgy Energy Group SA	717,090	18,525,915
*	Neinor Homes SA	5,524	74,395
#*	Obrascon Huarte Lain SA	720,003	462,952
	Pharma Mar SA	14,264	1,813,047
	Prim SA	5,935	69,045
*	Promotora de Informaciones SA, Class A	1,363,375	1,671,957
	Prosegur Cia de Seguridad SA	1,241,277	3,441,954
#*	Realia Business SA	722,094	574,135
	Red Electrica Corp. SA	743,271	14,113,140
	Repsol SA, Sponsored ADR	104,826	1,030,444
#	Repsol SA	2,225,311	21,860,778
#	Sacyr SA	2,161,106	4,732,021
	Siemens Gamesa Renewable Energy SA	185,239	7,599,191
*	Solaria Energia y Medio Ambiente SA	120,563	3,102,206
*	Talgo SA	291,387	1,345,654
*	Tecnicas Reunidas SA	84,086	1,104,268
#	Telefonica SA, Sponsored ADR	261,233	1,133,751
	Telefonica SA	5,301,940	22,877,290
*	Tubacex SA	311,537	499,500
*	Unicaja Banco SA	477,001	328,680
	Vidrala SA	63,863	7,017,917
	Viscofan SA	277,148	19,570,538
*	Vocento SA	126,195	158,290
	Zardoya Otis SA	640,423	4,214,417
TOTAL SPAIN			580,169,082
SWEDEN — (3.2%)
	AAK AB	131,564	2,571,518
	AcadeMedia AB	36,901	338,443
*	Adapteo Oyj	216,372	2,259,039
	AddLife AB, Class B	125,452	2,190,572
*	AddNode Group AB	809	25,522
	AddTech AB, Class B	790,340	10,477,409
*	AF Poyry AB	301,028	8,234,659
*	Alfa Laval AB	436,424	11,437,256
#	Alimak Group AB	76,384	1,266,854
*	Annehem Fastigheter AB, Class B	225,311	806,194
*	Arise AB	17,365	102,802
	Arjo AB, Class B	693,317	5,149,539
	Assa Abloy AB, Class B	181,740	4,494,753
#	Atlas Copco AB, Class A	564,146	30,606,797
	Atlas Copco AB, Class B	327,827	15,348,868
	Atrium Ljungberg AB, Class B	124,107	2,387,362
*	Attendo AB	88,134	493,197
	Avanza Bank Holding AB	371,655	10,127,128
	Axfood AB	271,797	6,532,012

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Beijer Alma AB	155,452	$2,509,493
*	Beijer Electronics Group AB	9,204	46,900
	Beijer Ref AB	160,799	6,670,272
	Bergman & Beving AB	126,274	1,507,991
	Betsson AB	729,014	6,850,970
*	Bilia AB, Class A	686,833	8,516,490
	BillerudKorsnas AB	577,185	10,314,414
	BioGaia AB, Class B	90,115	5,004,839
*	Biotage AB	216,840	3,655,402
#*	Bjorn Borg AB	73,618	167,705
	Boliden AB	746,303	24,453,965
*	Bonava AB, Class B	257,539	2,721,646
	Bravida Holding AB	98,516	1,185,306
*	Bufab AB	126,094	2,840,983
*	Bulten AB	90,673	935,245
	Bure Equity AB	304,205	10,116,649
*	Byggmax Group AB	428,825	2,827,765
	Castellum AB	240,884	5,779,135
	Catena AB	48,763	2,270,818
*	CDON AB	13,702	862,493
*	Clas Ohlson AB, Class B	174,296	1,584,279
	Cloetta AB, Class B	1,150,942	3,296,063
*	Collector AB	96,549	251,676
*	Coor Service Management Holding AB	81,466	556,690
	Dios Fastigheter AB	302,349	2,587,417
*	Dometic Group AB	1,027,023	14,174,578
*	Doro AB	98,776	544,968
*	Duni AB	127,055	1,550,907
	Dustin Group AB	265,651	2,518,328
	Eastnine AB	116,308	1,681,685
*	Elanders AB, Class B	17,769	302,367
#	Electrolux AB, Class B	644,335	15,741,628
*	Electrolux Professional AB, Class B	663,035	3,611,198
	Elekta AB, Class B	454,631	6,532,380
*	Eltel AB	76,428	208,617
#*	Enea AB	46,263	1,322,802
	Epiroc AB, Class A	553,643	10,607,184
	Epiroc AB, Class B	327,620	5,623,361
#	Essity AB, Class A	28,522	924,945
	Essity AB, Class B	650,088	20,764,343
#	Evolution Gaming Group AB	26,405	2,569,548
	eWork Group AB	24,860	264,231
	Fabege AB	175,437	2,614,287
*	Fagerhult AB	133,282	803,610
#*	Fastighets AB Balder, Class B	99,308	4,962,854
	Ferronordic AB	2,850	55,538
#*	Fingerprint Cards AB, Class B	34,018	79,160
	Getinge AB, Class B	437,177	11,276,653
*	Granges AB	611,241	7,017,665
*	Haldex AB	297,605	1,774,007
#*	Hennes & Mauritz AB, Class B	699,905	14,963,524
	Hexagon AB, Class B	43,041	3,750,857
	Hexpol AB	652,920	7,135,735
*	HMS Networks AB	25,383	822,937
#*	Hoist Finance AB	363,973	1,502,238
	Holmen AB, Class B	220,913	10,113,268
	Hufvudstaden AB, Class A	156,396	2,388,707
*	Humana AB	14,706	103,788
	Husqvarna AB, Class A	104,942	1,315,667

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Husqvarna AB, Class B	1,103,828	$13,657,203
	ICA Gruppen AB	96,414	4,832,706
*	Indutrade AB	618,570	12,677,279
#*	International Petroleum Corp.	370,264	883,132
	Intrum AB	264,978	7,203,376
	INVISIO AB	1,877	44,402
*	Inwido AB	294,078	4,005,883
*	ITAB Shop Concept AB, Class B	23,230	59,059
	JM AB	390,280	13,621,701
	Karnov Group AB	2,005	13,062
*	Kindred Group P.L.C.	841,467	10,090,053
	Klovern AB, Class B	2,435,472	4,034,843
*	KNOW IT AB	133,891	4,498,686
	Kungsleden AB	511,554	5,230,754
	Lagercrantz Group AB, Class B	714,882	6,158,249
	LeoVegas AB	19,228	78,466
	Lifco AB, Class B	34,666	3,182,297
	Lindab International AB	375,471	8,008,743
	Loomis AB	547,033	13,994,639
	Lundin Energy AB	188,014	5,107,033
*	Medicover AB, Class B	1,309	24,710
*	Mekonomen AB	203,996	2,288,000
	Midsona AB, Class B	1,874	16,912
#*	Millicom International Cellular SA	307,728	11,484,956
	MIPS AB	13,971	826,157
#*	Modern Times Group MTG AB, Class B	127,839	1,937,435
*	Momentum Group AB, Class B	110,949	1,928,910
	Mycronic AB	275,741	7,729,481
	NCC AB, Class B	59,733	1,000,397
*	Nederman Holding AB	7,656	123,375
#*	Nelly Group AB	46,663	195,213
*	Net Insight AB, Class B	554,021	113,899
*	New Wave Group AB, Class B	290,905	2,009,894
	Nibe Industrier AB, Class B	124,537	4,156,968
*	Nobia AB	654,068	5,087,230
*	Nobina AB	766,322	6,099,191
*	Nolato AB, Class B	129,594	11,994,538
*	Nordic Entertainment Group AB, Class B	39,165	2,044,473
*	Nordic Waterproofing Holding AB	44,429	795,940
	NP3 Fastigheter AB	23,231	348,600
*	Nyfosa AB	464,000	4,483,328
*	OEM International AB, Class B	15,561	578,056
*	Orexo AB	2,136	11,609
*	Pandox AB	211,139	3,170,404
*	Peab AB, Class B	1,126,556	12,548,446
	Platzer Fastigheter Holding AB, Class B	27,262	320,503
	Pricer AB, Class B	494,193	2,187,777
	Proact IT Group AB	37,521	1,256,161
#*	Qliro AB	46,662	275,585
#	Ratos AB, Class B	1,282,471	5,896,898
*	RaySearch Laboratories AB	102,620	1,063,588
#*	Recipharm AB, Class B	170,555	4,696,765
*	Resurs Holding AB	207,941	1,126,924
*	Rottneros AB	339,573	347,381
#*	Saab AB, Class B	216,924	6,071,638
#	Sagax AB, Class B	144,721	2,857,842
#	Samhallsbyggnadsbolaget i Norden AB	2,283,946	7,479,842
#	Samhallsbyggnadsbolaget i Norden AB, Class D	27,383	93,844
*	Sandvik AB	526,625	13,115,649

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	SAS AB	17,221,230	$3,473,760
*	Scandi Standard AB	300,827	2,436,616
#*	Scandic Hotels Group AB	342,578	1,274,391
	Sectra AB, Class B	37,041	3,153,084
#	Securitas AB, Class B	842,625	12,983,681
*	Semcon AB	51,223	526,161
*	Sensys Gatso Group AB	1,915,781	322,585
*	Sintercast AB	725	11,915
*	Skandinaviska Enskilda Banken AB, Class A	1,396,207	15,190,014
*	Skandinaviska Enskilda Banken AB, Class C	14,509	161,500
#	Skanska AB, Class B	742,648	19,190,064
#	SKF AB, Class A	30,426	835,229
	SKF AB, Class B	949,184	25,978,760
*	SkiStar AB	247,146	3,611,031
*	SSAB AB, Class A	89,315	383,830
#*	SSAB AB, Class A	740,263	3,159,708
*	SSAB AB, Class B	505,629	1,945,000
#*	SSAB AB, Class B	1,628,034	6,262,994
*	Stendorren Fastigheter AB	817	13,996
*	Svenska Cellulosa AB SCA, Class A	43,068	768,946
#*	Svenska Cellulosa AB SCA, Class B	1,109,359	19,541,204
*	Svenska Handelsbanken AB, Class A	1,316,588	13,125,058
#*	Svenska Handelsbanken AB, Class B	30,006	342,542
	Sweco AB, Class B	405,579	6,757,442
*	Swedbank AB, Class A	766,232	14,417,237
	Swedish Match AB	214,295	16,524,876
#*	Swedish Orphan Biovitrum AB	214,884	4,057,299
*	Systemair AB	19,940	625,047
	Tele2 AB, Class B	389,773	5,379,191
	Telefonaktiebolaget LM Ericsson, Class A	16,500	230,858
	Telefonaktiebolaget LM Ericsson, Class B	1,406,485	17,709,678
	Telia Co. AB	3,723,511	16,317,492
*	Thule Group AB	282,490	10,475,270
*	Trelleborg AB, Class B	605,320	13,690,697
	Troax Group AB	98,981	2,306,133
*	VBG Group AB, Class B	1,127	22,518
#*	Vitrolife AB	68,071	1,799,072
*	Volvo AB, Class A	375,732	9,293,206
*	Volvo AB, Class B	2,990,796	73,689,124
	Wallenstam AB, Class B	312,151	4,752,582
	Wihlborgs Fastigheter AB	372,107	7,641,593
TOTAL SWEDEN			967,539,564
SWITZERLAND — (7.0%)
	ABB, Ltd.	1,160,016	34,216,288
	Adecco Group AG	611,373	38,189,612
*	Alcon, Inc.	190,639	13,670,694
*	Alcon, Inc.	541,064	38,830,740
	Allreal Holding AG	77,704	16,927,054
	ALSO Holding AG	31,961	8,579,229
*	ams AG	356,376	8,913,962
*	APG SGA SA	5,349	1,130,286
*	Arbonia AG	250,748	3,996,139
*	Aryzta AG	4,506,042	3,959,282
*	Ascom Holding AG	138,369	2,366,628
*	Autoneum Holding AG	15,742	2,821,196
	Bachem Holding AG, Class B	6,349	2,536,203
	Baloise Holding AG	164,207	27,498,359
	Banque Cantonale de Geneve	3,672	638,299

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Banque Cantonale Vaudoise	119,385	$12,632,377
	Barry Callebaut AG	5,832	12,933,508
	Belimo Holding AG	1,338	10,311,102
	Bell Food Group AG	6,989	1,915,836
	Bellevue Group AG	40,833	1,597,371
	Berner Kantonalbank AG	10,312	2,569,599
	BKW AG	52,521	5,999,289
#	Bobst Group SA	58,454	4,194,262
	Bossard Holding AG, Class A	38,059	8,728,156
	Bucher Industries AG	38,395	18,166,787
	Burckhardt Compression Holding AG	7,677	2,652,296
	Burkhalter Holding AG	18,566	1,332,555
*	Calida Holding AG	8,643	334,534
*	Carlo Gavazzi Holding AG	899	182,826
	Cembra Money Bank AG	121,512	13,201,930
	Chocoladefabriken Lindt & Spruengli AG	63	5,861,073
#	Cicor Technologies, Ltd.	7,703	406,086
	Cie Financiere Richemont SA	390,273	36,250,130
	Cie Financiere Tradition SA	2,840	353,141
	Clariant AG	491,307	10,438,294
	Coltene Holding AG	20,543	2,206,865
	Conzzeta AG	5,748	7,344,498
	Credit Suisse Group AG	1,930,668	25,325,661
	Credit Suisse Group AG, Sponsored ADR	592,657	7,734,169
	Daetwyler Holding AG	19,849	5,699,303
	DKSH Holding AG	135,843	10,925,254
	dormakaba Holding AG	14,005	8,393,744
#*	Dottikon Es Holding AG	1,750	379,175
*	Dufry AG	274,737	14,771,417
#	EFG International AG	535,848	3,703,263
	Emmi AG	9,309	9,678,578
	EMS-Chemie Holding AG	11,533	10,877,918
#	Energiedienst Holding AG	8,178	279,998
#*	Evolva Holding SA	883,470	221,672
#*	Feintool International Holding AG	11,244	667,298
*	Fenix Outdoor International AG	4,472	578,300
*	Flughafen Zurich AG	108,701	17,910,987
	Forbo Holding AG	5,178	8,816,347
#*	GAM Holding AG	1,142,022	2,708,211
	Geberit AG	59,452	36,388,591
	Georg Fischer AG	24,940	31,153,319
	Givaudan SA	5,241	21,114,791
	Gurit Holding AG	2,418	7,106,063
	Helvetia Holding AG	182,883	18,318,746
*	Hiag Immobilien Holding AG	1,481	171,955
#*	HOCHDORF Holding AG	4,528	312,866
	Huber & Suhner AG	51,708	4,259,180
	Implenia AG	82,422	2,305,489
*	Ina Invest Holding AG	16,484	338,305
	Inficon Holding AG	8,680	9,412,263
	Interroll Holding AG	3,126	10,291,711
	Intershop Holding AG	5,176	3,483,014
	Investis Holding SA	2,592	255,821
*	IWG P.L.C.	4,444,107	18,994,844
	Julius Baer Group, Ltd.	801,634	48,503,090
*	Jungfraubahn Holding AG	2,116	326,630
	Kardex Holding AG	45,390	10,056,636
#*	Komax Holding AG	23,384	5,982,720
#	Kudelski SA	184,312	1,048,102

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Kuehne + Nagel International AG	83,859	$19,082,611
	LafargeHolcim, Ltd.	547,013	29,580,108
	LafargeHolcim, Ltd.	170,271	9,184,911
	Landis & Gyr Group AG	3,460	254,907
#*	Lastminute.com NV	17,260	446,966
	LEM Holding SA	2,492	5,096,659
	Liechtensteinische Landesbank AG	31,546	1,803,450
	Logitech International SA	241,274	25,058,356
#	Logitech International SA	74,738	7,841,511
	Lonza Group AG	57,598	36,787,813
	Luzerner Kantonalbank AG	8,539	3,810,191
#*	Meier Tobler Group AG	18,702	274,059
	Metall Zug AG	585	1,056,195
*	Meyer Burger Technology AG	2,190,423	855,798
#*	Mikron Holding AG	51,263	339,425
	Mobilezone Holding AG	179,391	1,921,614
	Mobimo Holding AG	38,992	12,280,861
	Nestle SA	2,748,677	308,117,277
	Novartis AG, Sponsored ADR	953,193	86,235,371
	Novartis AG	344,656	31,206,912
	OC Oerlikon Corp. AG	1,212,475	12,461,545
#*	Orascom Development Holding AG	59,619	673,065
#	Orell Fuessli AG	613	73,572
	Orior AG	25,500	2,072,472
	Partners Group Holding AG	29,533	34,872,312
	Phoenix Mecano AG	1,664	879,438
	Plazza AG, Class A	2,576	895,898
	PSP Swiss Property AG	109,281	13,981,266
	Rieter Holding AG	18,656	1,921,809
	Roche Holding AG	24,321	8,568,916
	Roche Holding AG	634,350	218,921,654
	Romande Energie Holding SA	544	720,596
#	Schaffner Holding AG	1,819	389,811
#	Schindler Holding AG	23,988	6,310,216
	Schweiter Technologies AG	5,770	9,978,934
	SFS Group AG	80,464	10,168,209
	SGS SA	9,015	27,342,443
	Siegfried Holding AG	23,897	17,284,979
*	Siemens Energy AG	119,679	4,422,564
	SIG Combibloc Group AG	84,665	2,009,512
	Sika AG	258,120	70,237,478
*	Sonova Holding AG	64,709	15,610,338
	St Galler Kantonalbank AG	7,817	3,584,385
	Straumann Holding AG	3,789	4,199,836
	Sulzer AG	110,231	11,875,008
#	Swatch Group AG (The)	72,235	20,807,378
	Swatch Group AG (The)	115,593	6,509,461
	Swiss Life Holding AG	55,903	25,489,254
	Swiss Prime Site AG	277,855	27,005,226
	Swiss Re AG	300,654	26,506,174
#*	Swiss Steel Holding AG	2,339,162	672,597
	Swisscom AG	97,290	52,952,854
	Swissquote Group Holding SA	48,401	5,257,239
#	Temenos AG	174,866	22,080,661
	Thurgauer Kantonalbank	1,440	164,826
#*	Tornos Holding AG	25,100	146,827
	TX Group AG	5,982	476,401
#	u-blox Holding AG	37,595	2,956,254
	UBS Group AG	1,945,427	28,041,049

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	UBS Group AG	893,911	$12,863,379
	Valiant Holding AG	63,040	6,030,442
#*	Valora Holding AG	21,968	4,201,471
	VAT Group AG	86,739	24,082,157
	Vaudoise Assurances Holding SA	4,205	2,183,732
*	Vetropack Holding AG	34,850	2,302,280
	Vifor Pharma AG	108,165	14,688,607
*	Von Roll Holding AG	106,896	88,663
	Vontobel Holding AG	141,230	11,410,592
	VP Bank AG	15,147	1,871,538
	VZ Holding AG	27,325	2,305,262
*	V-ZUG Holding AG	5,850	586,654
	Walliser Kantonalbank	1,730	194,231
	Warteck Invest AG	105	274,808
#	Ypsomed Holding AG	12,744	2,153,844
	Zehnder Group AG	47,987	3,510,033
	Zug Estates Holding AG, Class B	294	638,899
	Zuger Kantonalbank AG	180	1,309,401
	Zurich Insurance Group AG	111,785	44,696,846
TOTAL SWITZERLAND			2,137,532,208
UNITED KINGDOM — (13.0%)
	3i Group P.L.C.	1,708,922	25,896,174
*	4imprint Group P.L.C.	9,983	326,103
	888 Holdings P.L.C.	1,292,347	5,334,868
*	A.G. Barr P.L.C.	369,141	2,471,495
*	AA P.L.C.	1,926,424	917,043
	Admiral Group P.L.C.	344,764	13,587,441
#	Afren P.L.C.	2,504,224	0
	Aggreko P.L.C.	1,267,707	10,054,897
#	Air Partner P.L.C.	65,873	61,197
	AJ Bell P.L.C.	25,497	149,924
	Alliance Pharma P.L.C.	36,599	43,422
*	Allied Minds P.L.C.	24,540	9,410
	Anglo American P.L.C.	826,414	27,183,602
	Anglo Pacific Group P.L.C.	516,225	890,966
	Anglo-Eastern Plantations P.L.C.	16,018	132,983
	Antofagasta P.L.C.	827,701	16,142,133
#*	Arrow Global Group P.L.C.	763,525	2,185,856
*	Ascential P.L.C.	33,770	152,920
#	Ashmore Group P.L.C.	1,289,251	7,943,760
	Ashtead Group P.L.C.	958,609	48,109,570
*	ASOS P.L.C.	22,352	1,365,703
*	Associated British Foods P.L.C.	372,673	10,765,030
#	AstraZeneca P.L.C., Sponsored ADR	1,444,584	73,095,950
	AstraZeneca P.L.C.	290,220	29,605,673
	Auto Trader Group P.L.C.	2,803,643	21,614,888
	Avast P.L.C.	397,641	2,563,878
	AVEVA Group P.L.C.	53,363	2,648,368
	Aviva P.L.C.	6,929,124	31,694,383
#	Avon Rubber P.L.C.	69,625	2,942,973
	B&M European Value Retail SA	4,285,480	31,324,642
*	Babcock International Group P.L.C.	1,745,262	5,549,150
	BAE Systems P.L.C.	4,442,831	28,033,024
*	Bakkavor Group P.L.C.	14,017	15,971
*	Balfour Beatty P.L.C.	1,518,403	5,591,264
*	Bank of Georgia Group P.L.C.	159,458	2,501,246
#*	Barclays P.L.C., Sponsored ADR	4,161,224	30,293,711
*	Barratt Developments P.L.C.	1,873,450	16,315,731

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Beazley P.L.C.	1,547,153	$6,585,135
	Begbies Traynor Group P.L.C.	12,545	19,691
	Bellway P.L.C.	589,870	22,185,573
	Berkeley Group Holdings P.L.C.	314,806	18,003,520
	BHP Group P.L.C., ADR	721,817	39,425,645
	BHP Group P.L.C.	1,655,835	45,378,691
*	Biffa P.L.C.	28,052	87,906
	Bloomsbury Publishing P.L.C.	95,040	396,770
	Bodycote P.L.C.	1,241,791	11,901,632
#*	Boohoo Group P.L.C.	993,682	4,593,753
	BP P.L.C., Sponsored ADR	3,919,514	87,091,601
*	Braemar Shipping Services P.L.C.	71,897	186,299
	Brewin Dolphin Holdings P.L.C.	1,630,553	6,559,928
	British American Tobacco P.L.C., Sponsored ADR	304,542	11,131,010
	British American Tobacco P.L.C.	1,192,476	43,332,027
	Britvic P.L.C.	1,592,483	16,205,960
	BT Group P.L.C.	21,040,555	36,077,644
	Bunzl P.L.C.	284,399	9,129,117
*	Burberry Group P.L.C.	862,728	20,219,523
*	Burford Capital, Ltd.	117,458	994,816
	Cairn Energy P.L.C.	3,204,510	7,905,304
*	Capita P.L.C.	1,367,959	652,277
*	Card Factory P.L.C.	1,673,313	817,470
	CareTech Holdings P.L.C.	47,314	316,132
	Carnival P.L.C.	25,805	406,544
	Carnival P.L.C., ADR	128,398	2,054,368
	Carr's Group P.L.C.	38,739	71,517
	Castings P.L.C.	57,646	299,673
	Centamin P.L.C.	7,769,534	12,159,677
*	Centaur Media P.L.C.	126,418	57,135
	Central Asia Metals P.L.C.	18,096	54,227
*	Centrica P.L.C.	15,501,077	10,953,998
	Charles Stanley Group P.L.C.	6,583	26,608
	Chemring Group P.L.C.	949,664	3,838,048
	Chesnara P.L.C.	221,914	847,942
#	Cineworld Group P.L.C.	5,095,280	5,340,861
*	Circassia Group P.L.C.	71,546	24,052
	Clarkson P.L.C.	82,250	2,809,246
	Clinigen Group P.L.C.	11,192	116,689
	Clipper Logistics P.L.C.	37,734	277,077
	Close Brothers Group P.L.C.	761,395	14,673,985
	CLS Holdings P.L.C.	186,803	547,382
	CMC Markets P.L.C.	698,282	3,842,929
*	CNH Industrial NV	500,407	6,424,679
*	Coats Group P.L.C.	148,185	124,368
	Coca-Cola HBC AG	415,356	12,262,403
*	Compass Group P.L.C.	1,278,365	22,835,137
	Computacenter P.L.C.	539,478	17,270,036
	Concentric AB	239,555	5,230,725
	ConvaTec Group P.L.C.	1,743,917	4,771,387
#*	Costain Group P.L.C.	707,971	558,385
	Countryside Properties P.L.C.	310,475	1,827,653
*	Countrywide P.L.C.	8,479	45,434
	Cranswick P.L.C.	271,008	12,640,437
*	Crest Nicholson Holdings P.L.C.	1,315,149	5,808,566
	Croda International P.L.C.	289,494	24,872,902
*	CVS Group P.L.C.	21,922	458,702
	Daily Mail & General Trust P.L.C., Class A	304,399	3,198,176
	DCC P.L.C.	69,050	5,194,604

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	De La Rue P.L.C.	660,038	$1,492,879
#	Debenhams P.L.C.	21,462,104	0
	Devro P.L.C.	1,059,403	2,480,251
*	DFS Furniture P.L.C.	35,111	103,276
	Diageo P.L.C., Sponsored ADR	204,689	32,805,506
	Diageo P.L.C.	319,548	12,828,949
*	Dialight P.L.C.	28,755	98,385
*	Dialog Semiconductor P.L.C.	268,684	16,913,144
#*	Dignity P.L.C.	181,818	1,428,922
	Diploma P.L.C.	572,876	18,102,086
	Direct Line Insurance Group P.L.C.	7,290,791	29,924,052
	DiscoverIE Group P.L.C.	181,723	1,683,689
	Diversified Gas & Oil P.L.C.	39,656	62,425
*	Dixons Carphone P.L.C.	5,156,159	7,736,757
	Domino's Pizza Group P.L.C.	2,033,201	9,146,704
	Drax Group P.L.C.	1,964,850	10,033,200
*	DS Smith P.L.C.	4,797,195	23,811,294
*	Dunelm Group P.L.C.	442,590	6,977,985
	Dyson Group P.L.C.	3,999	26
	easyJet P.L.C.	549,566	5,442,419
	Electrocomponents P.L.C.	1,796,259	21,512,488
*	Elementis P.L.C.	2,730,104	4,114,179
	EMIS Group P.L.C.	25,890	409,635
*	EnQuest P.L.C.	6,156,256	1,038,036
*	Entain P.L.C.	1,264,750	21,404,048
*	Epwin Group P.L.C.	9,451	11,629
*	Equiniti Group P.L.C.	340,558	542,303
*	Essentra P.L.C.	785,052	3,093,787
	Euromoney Institutional Investor P.L.C.	205,414	2,672,461
	Evraz P.L.C.	1,461,075	9,989,968
	Experian P.L.C.	715,099	24,994,574
	FDM Group Holdings P.L.C.	51,178	699,924
	Ferguson P.L.C.	237,763	27,606,368
	Ferrexpo P.L.C.	2,807,721	10,826,191
	Fevertree Drinks P.L.C.	152,550	5,088,401
*	Firstgroup P.L.C.	7,582,401	7,423,064
*	Forterra P.L.C.	327,376	1,162,442
*	Foxtons Group P.L.C.	378,407	264,964
*	Frasers Group P.L.C.	1,189,380	6,933,065
#	Fresnillo P.L.C.	235,481	3,173,036
*	Frontier Developments P.L.C.	1,010	43,638
	Fuller Smith & Turner P.L.C., Class A	44,042	485,679
*	G4S P.L.C.	5,883,030	20,880,711
*	Galliford Try Holdings P.L.C.	551,604	924,159
	Games Workshop Group P.L.C.	112,202	15,832,847
	Gamesys Group P.L.C.	156,570	2,722,218
	Gamma Communications P.L.C.	10,211	224,042
*	Gem Diamonds, Ltd.	1,993,470	1,306,387
#	Genel Energy P.L.C.	250,278	506,165
	Genus P.L.C.	98,389	6,609,065
*	Georgia Capital P.L.C.	120,349	829,457
#	GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	38,376,179
	GlaxoSmithKline P.L.C.	1,782,898	33,110,725
*	Glencore P.L.C.	14,510,014	48,436,251
*	Go-Ahead Group P.L.C. (The)	275,317	3,704,286
	GoCo Group P.L.C.	1,063,669	1,790,790
	Goodwin P.L.C.	1,013	42,929
	Grafton Group P.L.C.	548,079	6,471,328
	Grainger P.L.C.	2,040,052	7,417,568

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Greggs P.L.C.	765,952	$21,702,979
*	Gulf Keystone Petroleum, Ltd.	608,073	1,111,462
*	Gym Group P.L.C. (The)	60,670	174,583
	Halfords Group P.L.C.	933,702	3,485,479
	Halma P.L.C.	471,135	15,880,174
	Hargreaves Lansdown P.L.C.	360,531	8,399,747
*	Hays P.L.C.	11,364,901	21,749,740
*	Headlam Group P.L.C.	175,154	939,509
	Helical P.L.C.	1,670,293	8,650,860
	Henry Boot P.L.C.	79,940	297,284
	Hikma Pharmaceuticals P.L.C.	249,361	8,188,849
	Hill & Smith Holdings P.L.C.	446,671	8,245,043
	Hilton Food Group P.L.C.	24,261	333,402
*	Hiscox, Ltd.	915,681	11,679,495
	Hochschild Mining P.L.C.	1,648,218	5,178,910
	Hollywood Bowl Group P.L.C.	11,554	30,914
	HomeServe P.L.C.	1,463,100	20,857,564
*	Howden Joinery Group P.L.C.	3,084,990	28,286,002
#*	HSBC Holdings P.L.C., Sponsored ADR	3,144,261	82,222,425
	Hunting P.L.C.	725,970	1,983,195
#*	Hyve Group P.L.C.	942,379	1,312,560
*	Ibstock P.L.C.	1,477,110	4,164,741
	IG Group Holdings P.L.C.	1,880,107	19,267,434
	IMI P.L.C.	2,022,525	34,420,542
	Impax Asset Management Group P.L.C.	6,418	70,247
	Imperial Brands P.L.C., Sponsored ADR	25,186	512,409
	Imperial Brands P.L.C.	1,099,744	22,073,620
*	Inchcape P.L.C.	2,784,551	25,237,418
#*	Indivior P.L.C.	2,375,528	4,454,346
*	Informa P.L.C.	1,359,774	9,252,366
	IntegraFin Holdings P.L.C.	23,435	175,324
#*	InterContinental Hotels Group P.L.C., ADR	77,860	4,793,846
*	InterContinental Hotels Group P.L.C.	123,307	7,596,569
	Intermediate Capital Group P.L.C.	610,896	14,169,258
*	International Consolidated Airlines Group SA	1,493,340	2,901,802
*	International Personal Finance P.L.C.	630,793	691,628
#	Interserve P.L.C.	453,748	0
	Intertek Group P.L.C.	279,035	21,015,020
	Investec P.L.C.	2,214,441	5,731,719
	iomart Group P.L.C.	12,468	54,389
*	IP Group P.L.C.	1,124,725	1,458,592
*	ITV P.L.C.	8,280,907	11,970,768
*	J D Wetherspoon P.L.C.	782,560	12,315,266
	J Sainsbury P.L.C.	5,426,753	18,123,771
	James Fisher & Sons P.L.C.	189,337	2,583,435
*	JD Sports Fashion P.L.C.	1,795,078	18,273,008
*	JET2 P.L.C.	14,298	257,392
	John Laing Group P.L.C.	330,562	1,428,330
#*	John Menzies P.L.C.	398,734	1,132,888
*	John Wood Group P.L.C.	2,223,991	8,884,294
	Johnson Matthey P.L.C.	312,208	12,559,861
*	Johnson Service Group P.L.C.	27,864	50,457
	Jupiter Fund Management P.L.C.	2,419,222	9,471,513
*	Just Group P.L.C.	3,708,166	3,867,900
	Kainos Group P.L.C.	51,777	878,127
	KAZ Minerals P.L.C.	1,421,077	14,055,175
	Keller Group P.L.C.	396,952	4,119,329
#*	Kier Group P.L.C.	475,341	501,002
*	Kin & Carta P.L.C.	905,552	1,775,149

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Kingfisher P.L.C.	6,560,811	$24,906,131
*	Lamprell P.L.C.	1,557,059	1,428,438
	Lancashire Holdings, Ltd.	772,609	7,189,360
	Legal & General Group P.L.C.	9,461,384	31,467,252
*	Liberty Global P.L.C., Class A	115,018	2,776,535
*	Liberty Global P.L.C., Class C	281,606	6,803,601
	Liontrust Asset Management P.L.C.	12,046	210,883
*	Lloyds Banking Group P.L.C.	56,628,207	25,410,834
#*	Lloyds Banking Group P.L.C., ADR	696,451	1,239,683
	London Stock Exchange Group P.L.C.	123,901	14,708,954
*	Lookers P.L.C.	1,312,659	710,423
*	LSL Property Services P.L.C.	36,872	118,699
	Luceco P.L.C.	20,464	72,809
	M&G P.L.C.	2,130,196	5,110,443
	Man Group P.L.C.	7,376,004	14,724,842
*	Marks & Spencer Group P.L.C.	8,691,704	16,787,246
*	Marshalls P.L.C.	1,344,822	11,937,867
*	Marston's P.L.C.	7,415,223	8,328,299
	McBride P.L.C.	959,924	1,036,433
*	McCarthy & Stone P.L.C.	357,027	584,901
*	Mears Group P.L.C.	585,548	1,228,111
	Mediclinic International P.L.C.	813,591	3,217,172
*	Meggitt P.L.C.	2,930,961	15,849,474
*	Melrose Industries P.L.C.	9,136,659	20,896,727
*	Micro Focus International P.L.C.	612,282	3,692,514
*	Mitchells & Butlers P.L.C.	996,103	4,055,999
#*	Mitie Group P.L.C.	5,848,953	3,833,350
*	MJ Gleeson P.L.C.	21,907	216,334
	Mondi P.L.C.	856,490	20,170,261
	Moneysupermarket.com Group P.L.C.	2,282,898	8,326,843
	Morgan Advanced Materials P.L.C.	1,647,214	6,566,842
#	Morgan Sindall Group P.L.C.	145,834	2,952,901
*	Motorpoint group P.L.C.	41,368	164,194
#	N Brown Group P.L.C.	1,633,520	1,379,676
*	Naked Wines P.L.C.	16,192	159,029
*	National Express Group P.L.C.	2,352,735	8,041,574
	National Grid P.L.C.	57,466	667,508
	National Grid P.L.C., Sponsored ADR	243,623	14,149,624
*	Natwest Group P.L.C.	1,546,999	3,105,859
#*	Natwest Group P.L.C., Sponsored ADR	1,355,991	5,396,844
	NCC Group P.L.C.	152,885	515,700
*	Next P.L.C.	197,613	20,862,754
	Ninety One P.L.C.	1,107,220	3,533,894
*	NMC Health P.L.C.	58,860	28,253
*	Norcros P.L.C.	9,631	27,897
	Numis Corp. P.L.C.	42,159	190,069
*	Ocado Group P.L.C.	57,908	2,198,234
*	On the Beach Group P.L.C.	442,293	1,992,946
*	OSB Group P.L.C.	917,301	5,153,045
*	Oxford Instruments P.L.C.	212,104	5,727,878
*	Pagegroup P.L.C.	2,106,718	12,941,005
	Pan African Resources P.L.C.	327,613	101,017
	Paragon Banking Group P.L.C.	1,309,981	8,117,515
	PayPoint P.L.C.	199,262	1,693,747
#	Pearson P.L.C.	1,315,519	14,574,745
#	Pearson P.L.C., Sponsored ADR	612,281	6,765,705
*	Pendragon P.L.C.	5,553,471	1,058,668
	Pennon Group P.L.C.	1,157,806	14,784,673
	Persimmon P.L.C.	840,651	29,261,734

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Petrofac, Ltd.	1,281,688	$2,083,910
#*	Petropavlovsk P.L.C.	13,394,181	5,294,784
	Pets at Home Group P.L.C.	1,730,400	9,486,818
*	Pharos Energy P.L.C.	1,875,811	491,362
	Phoenix Group Holdings P.L.C.	2,004,762	18,475,370
*	Photo-Me International P.L.C.	1,418,778	911,081
*	Playtech P.L.C.	1,491,131	9,465,195
	Plus500, Ltd.	29,717	545,199
	Polar Capital Holdings P.L.C.	5,541	48,631
*	Polypipe Group P.L.C.	921,900	6,471,062
*	Premier Foods P.L.C.	11,486,361	14,710,692
#*	Premier Oil P.L.C.	5,039,664	1,301,321
*	Provident Financial P.L.C.	616,525	2,062,595
#	Prudential P.L.C., ADR	450,688	14,394,975
*	PureTech Health P.L.C.	3,662	19,963
	PZ Cussons P.L.C.	914,153	3,096,016
	QinetiQ Group P.L.C.	3,101,925	12,738,851
	Quilter P.L.C.	3,910,260	8,283,260
	Rank Group P.L.C.	506,807	863,968
	Rathbone Brothers P.L.C.	78,357	1,719,879
*	Raven Property Group, Ltd.	320,494	119,033
*	Reach P.L.C.	6,155,851	16,164,925
	Reckitt Benckiser Group P.L.C.	299,803	25,416,815
	Redde Northgate P.L.C.	810,674	2,714,249
*	Redrow P.L.C.	1,198,080	8,603,371
#	RELX P.L.C., Sponsored ADR	366,350	9,092,805
	RELX P.L.C.	603,027	14,930,030
	RELX P.L.C.	437,454	10,927,672
	Renew Holdings P.L.C.	7,294	52,094
*	Renewi P.L.C.	5,788,280	3,162,134
*	Renishaw P.L.C.	120,959	9,909,345
*	Rentokil Initial P.L.C.	4,032,481	27,367,771
*	Restaurant Group P.L.C. (The)	2,919,444	2,721,448
	Rhi Magnesita NV	59,806	3,267,257
	Rhi Magnesita NV	2,543	134,834
	Ricardo P.L.C.	102,063	543,969
*	Rightmove P.L.C.	2,490,550	20,387,129
	Rio Tinto P.L.C.	109,785	8,329,073
#	Rio Tinto P.L.C., Sponsored ADR	1,793,636	137,069,663
*	RM P.L.C.	39,681	119,347
	Robert Walters P.L.C.	135,600	1,023,656
*	Rolls-Royce Holdings P.L.C.	7,297,319	9,107,024
	Rotork P.L.C.	5,409,224	23,989,201
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,281,476	114,490,698
	Royal Dutch Shell P.L.C., Class B	1,427,155	24,873,152
#*	Royal Mail P.L.C.	3,184,672	17,593,564
*	RPS Group P.L.C.	1,068,755	1,067,976
	RSA Insurance Group P.L.C.	2,218,139	20,449,107
	RWS Holdings P.L.C.	190,746	1,532,243
	S&U P.L.C.	2,784	78,749
*	Saga P.L.C.	217,176	731,039
	Sage Group P.L.C. (The)	816,465	6,574,200
*	Savills P.L.C.	1,013,818	14,559,509
	Schroders P.L.C.	153,019	7,135,808
	Schroders P.L.C.	56,921	1,800,760
*	ScS Group P.L.C.	392	1,127
*	Senior P.L.C.	2,162,764	2,815,282
*	Serco Group P.L.C.	182,541	291,600
	Serica Energy P.L.C.	5,243	8,420

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Severfield P.L.C.	429,085	$411,311
	Severn Trent P.L.C.	518,387	16,387,733
*	SIG P.L.C.	3,081,584	1,216,527
*	Signature Aviation P.L.C.	2,946,772	16,555,558
#	Smith & Nephew P.L.C., Sponsored ADR	2,938	124,181
	Smith & Nephew P.L.C.	428,730	9,026,389
	Smiths Group P.L.C.	574,323	11,092,503
	Softcat P.L.C.	551,062	11,347,062
	Spectris P.L.C.	356,773	14,781,267
*	Speedy Hire P.L.C.	1,177,333	1,079,433
	Spirax-Sarco Engineering P.L.C.	210,354	31,803,467
*	Spire Healthcare Group P.L.C.	2,009,653	4,443,633
	Spirent Communications P.L.C.	1,895,400	6,168,745
*	Sportech P.L.C.	209,395	79,027
	SSE P.L.C.	1,933,273	39,162,158
	SSP Group P.L.C.	1,779,025	7,036,869
	St James's Place P.L.C.	1,888,102	30,217,142
	St. Modwen Properties P.L.C.	1,164,478	6,168,175
	Stagecoach Group P.L.C.	2,562,837	2,590,370
*	Standard Chartered P.L.C.	3,440,223	20,815,737
	Standard Life Aberdeen P.L.C.	4,866,080	20,031,999
*	SThree P.L.C.	329,176	1,449,201
#*	Stobart Group, Ltd.	527,818	253,010
	Stock Spirits Group P.L.C.	237,233	882,533
*	Studio Retail Group P.L.C.	75,920	301,412
*	STV Group P.L.C.	60,729	282,270
*	Superdry P.L.C.	345,769	982,366
	Synthomer P.L.C.	1,982,252	11,649,891
	T Clarke P.L.C.	26,802	33,706
	TalkTalk Telecom Group P.L.C.	2,816,459	3,764,944
	Tate & Lyle P.L.C.	3,093,289	29,134,528
*	Taylor Wimpey P.L.C.	12,840,925	25,628,136
*	TBC Bank Group P.L.C.	5,071	84,174
#*	Ted Baker P.L.C.	264,444	364,500
	Telecom Plus P.L.C.	313,630	5,586,247
*	Telit Communications P.L.C.	8,401	23,571
	Tesco P.L.C.	11,434,374	37,417,824
#	Thomas Cook Group P.L.C.	8,608,947	0
*	TI Fluid Systems P.L.C.	17,147	59,590
*	Topps Tiles P.L.C.	841,227	755,888
	TP ICAP P.L.C.	5,203,960	15,865,152
*	Travis Perkins P.L.C.	1,174,025	21,604,815
	Trifast P.L.C.	104,472	200,045
*	TT Electronics P.L.C.	454,282	1,270,199
#	TUI AG	1,680,313	8,062,367
#*	Tullow Oil P.L.C.	8,842,862	3,083,486
*	Tyman P.L.C.	26,791	126,931
*	U & I Group P.L.C.	730,875	868,849
	UDG Healthcare P.L.C.	455,120	5,074,584
	Ultra Electronics Holdings P.L.C.	485,828	13,235,737
#	Unilever P.L.C., Sponsored ADR	963,154	56,190,404
	Unilever P.L.C.	253,281	14,754,928
	Unilever P.L.C.	796,683	46,310,404
	United Utilities Group P.L.C.	1,254,568	15,813,573
*	Vectura Group P.L.C.	3,754,683	5,999,013
	Vertu Motors P.L.C.	171,526	74,125
	Vesuvius P.L.C.	1,008,160	6,857,040
	Victrex P.L.C.	326,469	10,436,553
*	Virgin Money UK P.L.C.	2,902,054	5,115,620

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Vistry Group P.L.C.	1,296,839	$14,934,807
*	Vitec Group P.L.C. (The)	57,406	750,979
	Vivo Energy P.L.C.	13,212	13,988
	Vodafone Group P.L.C.	32,351,062	55,247,472
#	Vodafone Group P.L.C., Sponsored ADR	272,187	4,668,002
	Volex P.L.C.	34,880	154,267
*	Volution Group P.L.C.	9,037	36,052
	Vp P.L.C.	15,195	165,737
	Watkin Jones P.L.C.	21,146	56,680
*	Weir Group P.L.C (The)	186,619	4,821,489
	WH Smith P.L.C.	472,636	9,869,328
*	Whitbread P.L.C.	342,111	13,001,252
*	William Hill P.L.C.	5,078,499	18,766,740
*	Wilmington P.L.C.	150,471	330,952
	Wincanton P.L.C.	360,523	1,426,744
*	Wizz Air Holdings P.L.C.	2,007	119,756
	Wm Morrison Supermarkets P.L.C.	6,369,802	15,621,269
#	WPP P.L.C., Sponsored ADR	130,145	6,759,731
	WPP P.L.C.	1,993,040	20,826,514
#*	Xaar P.L.C.	137,416	253,857
TOTAL UNITED KINGDOM			3,962,121,849
UNITED STATES — (0.1%)
#*	Arko Corp.	84,902	738,171
*	Golden Star Resources, Ltd.	199,827	750,084
#	Ovintiv, Inc.	716,145	11,286,442
	Ovintiv, Inc.	243,929	3,836,096
	Primo Water Corp.	705,815	10,904,842
	Primo Water Corp.	90,194	1,395,142
TOTAL UNITED STATES			28,910,777
TOTAL COMMON STOCKS			29,121,589,648
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	140,602	9,176,227
	Biotest AG	46,560	1,578,861
	Draegerwerk AG & Co. KGaA	44,588	3,802,138
	Fuchs Petrolub SE	168,450	9,584,402
	Henkel AG & Co. KGaA	54,050	5,598,046
	Jungheinrich AG	343,204	15,648,665
	Porsche Automobil Holding SE	283,851	19,714,824
#	Sartorius AG	65,389	32,504,579
	Schaeffler AG	399,694	3,158,634
	Sixt SE	90,052	6,101,654
	STO SE & Co. KGaA	5,782	917,612
	Villeroy & Boch AG	61,622	1,168,761
	Volkswagen AG	362,081	68,451,600
TOTAL GERMANY			177,406,003
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	101,486	281,740
*	Pan American Silver Corp. Rights 02/22/29	2,696,210	2,076,083
#*	Pan American Silver Corp. Rights 02/22/29	617,617	475,565
TOTAL CANADA			2,833,388

International Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (0.0%)
#*	HolidayCheck Group AG Rights 02/04/21	112,929	$20,557
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	2,760,613	0
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	601,608	296,413
#*	Sacyr SA Rights 02/03/21	2,161,106	107,527
TOTAL SPAIN			403,940
SWEDEN — (0.0%)
#*	Modern Times Group MTG AB Rights 02/10/21	127,839	238,351
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	780,546	254,121
TOTAL RIGHTS/WARRANTS			3,750,357
TOTAL INVESTMENT SECURITIES (Cost $23,499,634,865)			29,302,746,008

			Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	102,346,540	1,184,251,810
TOTAL INVESTMENTS — (100.0%)
(Cost $24,683,655,218)^^			$30,486,997,818
As of January 31, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,426	03/19/21	$264,628,161	$264,180,760	$(447,401)
Total Futures Contracts			$264,628,161	$264,180,760	$(447,401)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$51,579,181	$1,974,549,444	—	$2,026,128,625
Austria	64,218	168,507,323	—	168,571,541
Belgium	8,779,796	353,047,452	—	361,827,248
Canada	2,767,177,713	9,653,740	—	2,776,831,453
China	—	18,927,105	—	18,927,105
Denmark	41,431,697	593,810,548	—	635,242,245
Finland	—	532,017,600	—	532,017,600
France	54,101,173	2,199,699,301	—	2,253,800,474
Germany	48,894,701	1,911,673,721	—	1,960,568,422
Hong Kong	1,111,909	733,627,804	—	734,739,713
Ireland	41,199,735	202,711,964	—	243,911,699
Israel	27,891,973	185,677,595	—	213,569,568
Italy	5,815,937	642,408,564	—	648,224,501

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$126,660,876	$6,785,265,428	—	$6,911,926,304
Netherlands	301,321,269	900,169,418	—	1,201,490,687
New Zealand	309,366	166,765,811	—	167,075,177
Norway	10,454,738	256,785,291	—	267,240,029
Portugal	455,239	61,648,849	—	62,104,088
Singapore	7,597	261,112,092	—	261,119,689
Spain	8,087,739	572,081,343	—	580,169,082
Sweden	2,551,819	964,987,745	—	967,539,564
Switzerland	128,724,299	2,008,807,909	—	2,137,532,208
United Kingdom	833,898,973	3,128,222,876	—	3,962,121,849
United States	28,910,777	—	—	28,910,777
Preferred Stocks
Germany	—	177,406,003	—	177,406,003
Rights/Warrants
Canada	—	2,833,388	—	2,833,388
Germany	—	20,557	—	20,557
Spain	—	403,940	—	403,940
Sweden	—	238,351	—	238,351
Switzerland	—	254,121	—	254,121
Securities Lending Collateral	—	1,184,251,810	—	1,184,251,810
Futures Contracts**	(447,401)	—	—	(447,401)
TOTAL	$4,488,983,324	$25,997,567,093	—	$30,486,550,417
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,883,187,481
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,565,236,573
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,794,182,730
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,368,392,463
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,177,690,252
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$11,788,689,499
As of January 31, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	620	03/19/21	$115,923,247	$114,861,200	$(1,062,047)
Total Futures Contracts			$115,923,247	$114,861,200	$(1,062,047)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,788,689,499	—	—	$11,788,689,499
Futures Contracts**	(1,062,047)	—	—	(1,062,047)
TOTAL	$11,787,627,452	—	—	$11,787,627,452
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	776,513	$30,967,354
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		7,466,454
Investment in The Continental Small Company Series of The DFA Investment Trust Company		6,882,021
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,448,548
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,338,263
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,021,231
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,973,092
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $44,728,394)^^		$55,096,963
Summary of the Portfolio’s investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$55,096,963	—	—	$55,096,963
TOTAL	$55,096,963	—	—	$55,096,963

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$493,637,039
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$493,637,039
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$445,519,077
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$445,519,077
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$25,336,438
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$25,336,438
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$680,352,000
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$680,352,000
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (90.8%)
AUSTRALIA — (17.4%)
	360 Capital Group, Ltd.	140,572	$97,116
	Abacus Property Group	5,142,564	10,653,463
#	ALE Property Group	1,343,608	4,791,469
#	APN Convenience Retail REIT	381,117	1,016,612
	APN Industria REIT	1,209,209	2,678,097
	Arena REIT	2,628,017	5,784,458
#	Aspen Group, Ltd.	1,132,577	1,023,858
#	Australian Unity Office Fund	317,893	512,624
	Aventus Group	1,648,181	3,399,568
	BWP Trust	5,464,042	17,879,584
#	Carindale Property Trust	186,760	601,140
	Centuria Industrial REIT	5,658,630	13,165,356
	Centuria Office REIT	4,457,691	6,629,796
	Charter Hall Group	5,089,986	52,592,693
	Charter Hall Long Wale REIT	5,911,428	20,716,658
	Charter Hall Retail REIT	6,005,168	16,217,375
	Charter Hall Social Infrastructure REIT	4,593,956	10,830,270
#	Cromwell Property Group	15,799,567	9,740,711
	Dexus	11,716,258	80,235,125
	Garda Property Group	278,581	255,216
	GDI Property Group	5,455,463	4,812,234
	Goodman Group	17,842,129	240,101,114
	GPT Group	38,018,670	0
	GPT Group (The)	20,967,136	68,904,451
	Growthpoint Properties Australia, Ltd.	3,109,547	7,561,972
	Hotel Property Investments	1,665,789	3,974,418
	Ingenia Communities Group	5,220,316	19,883,167
	Investec Australia Property Fund	1,407,112	1,403,716
	Mirvac Group	41,889,080	75,590,775
	National Storage REIT	12,665,366	18,412,942
	Scentre Group	55,820,713	115,640,511
	Shopping Centres Australasia Property Group	12,416,426	21,955,918
	Stockland	25,405,100	85,736,990
	Vicinity Centres	42,242,114	49,152,536
	Waypoint REIT	4,618,031	9,026,526
TOTAL AUSTRALIA			980,978,459
BELGIUM — (3.4%)
	Aedifica SA	375,233	45,282,999
	Ascencio	18,094	1,087,823
	Befimmo SA	361,213	15,362,601
	Care Property Invest NV	110,166	3,452,984
	Cofinimmo SA	293,189	43,831,346
	Home Invest Belgium SA	2,167	307,376
	Intervest Offices & Warehouses NV	280,079	7,531,457
	Leasinvest Real Estate SCA	30,843	2,992,372
	Montea C.V.A	85,475	10,421,726
	Retail Estates NV	117,413	8,565,875
	Warehouses De Pauw CVA	1,478,734	53,094,590
	Wereldhave Belgium Comm VA	32,666	1,734,766
	Xior Student Housing NV	11,782	719,553
TOTAL BELGIUM			194,385,468

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (4.7%)
#	Allied Properties Real Estate Investment Trust	712,767	$20,227,812
#	Artis Real Estate Investment Trust	857,912	6,970,640
	Automotive Properties Real Estate Investment Trust	237,373	1,978,804
#	Boardwalk Real Estate Investment Trust	261,877	7,089,878
	BSR Real Estate Investment Trust	66,742	742,838
#	BTB Real Estate Investment Trust	463,299	1,293,433
#	Canadian Apartment Properties REIT	914,582	36,619,041
#	Choice Properties Real Estate Investment Trust	1,685,031	17,038,088
#	Cominar Real Estate Investment Trust	1,033,463	6,513,949
#	Crombie Real Estate Investment Trust	536,709	5,976,724
#	CT Real Estate Investment Trust	529,446	6,438,229
#	Dream Industrial Real Estate Investment Trust	908,170	9,005,353
#	Dream Office Real Estate Investment Trust	381,531	5,728,559
#	First Capital Real Estate Investment Trust	712,744	8,215,716
#	Granite Real Estate Investment Trust	333,475	19,532,573
	H&R Real Estate Investment Trust	1,616,678	15,373,456
	Inovalis Real Estate Investment Trust	189,078	1,330,754
#	InterRent Real Estate Investment Trust	793,242	8,740,395
#	Killam Apartment Real Estate Investment Trust	655,910	9,007,061
	Morguard North American Residential Real Estate Investment Trust	286,935	3,359,075
#	Morguard Real Estate Investment Trust	389,813	1,633,938
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,007,044	10,151,161
#	Plaza Retail REIT	502,167	1,429,433
#	PRO Real Estate Investment Trust	214,164	989,802
#	RioCan Real Estate Investment Trust	1,783,199	23,748,097
#	Slate Grocery REIT	294,626	2,732,563
#	Slate Office REIT	572,665	1,845,067
#	SmartCentres Real Estate Investment Trust	826,167	15,202,119
#	Summit Industrial Income REIT	844,206	8,740,792
	True North Commercial Real Estate Investment Trust	595,741	2,935,029
#	WPT Industrial Real Estate Investment Trust	446,099	6,994,832
TOTAL CANADA			267,585,211
CHINA — (0.2%)
*	RREEF China Commercial Trust	1,392,000	0
	Spring Real Estate Investment Trust	5,905,000	1,953,621
	Yuexiu Real Estate Investment Trust	18,483,000	8,914,526
TOTAL CHINA			10,868,147
FRANCE — (3.8%)
*	Acanthe Developpement SA	216,361	110,068
	Altarea SCA	33,718	5,621,354
	ARGAN SA	27,104	2,896,366
	Carmila SA	177,058	2,420,497
	Cegereal SA	18,365	703,935
	Covivio	561,612	46,114,151
	Gecina SA	497,208	70,640,363
#	ICADE	325,696	23,421,939
#	Klepierre SA	2,163,770	51,859,339
	Mercialys SA	786,411	7,130,211
	Societe de la Tour Eiffel	40,882	1,428,917
TOTAL FRANCE			212,347,140
GERMANY — (0.7%)
	Alstria office REIT-AG	1,577,653	27,142,247
#	Hamborner REIT AG	1,214,445	13,725,114
TOTAL GERMANY			40,867,361

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (4.2%)
	Champion REIT	23,939,012	$13,736,079
	Fortune Real Estate Investment Trust	17,121,000	15,257,695
#	Link REIT	22,408,823	194,402,110
	Prosperity REIT	17,334,000	5,383,669
#	Regal Real Estate Investment Trust	9,717,000	1,597,878
	Sunlight Real Estate Investment Trust	13,684,000	6,637,165
TOTAL HONG KONG			237,014,596
IRELAND — (0.3%)
	Hibernia REIT P.L.C.	8,011,828	10,636,378
	Irish Residential Properties REIT P.L.C.	5,128,572	9,010,397
TOTAL IRELAND			19,646,775
ITALY — (0.1%)
#	COIMA RES SpA	91,286	695,302
	Immobiliare Grande Distribuzione SIIQ SpA	962,973	4,227,020
TOTAL ITALY			4,922,322
JAPAN — (24.3%)
	Activia Properties, Inc.	7,384	29,526,452
#	Advance Residence Investment Corp.	14,524	43,117,724
#	AEON REIT Investment Corp.	16,789	22,161,354
#	Comforia Residential REIT, Inc.	7,084	20,150,558
	CRE Logistics REIT, Inc.	3,909	5,723,089
#	Daiwa House REIT Investment Corp.	21,569	58,102,883
	Daiwa Office Investment Corp.	3,573	23,164,208
	Daiwa Securities Living Investments Corp.	20,833	20,020,711
#	Frontier Real Estate Investment Corp.	5,400	22,153,879
#	Fukuoka REIT Corp.	7,991	12,190,051
	Global One Real Estate Investment Corp.	11,366	11,855,211
	GLP J-Reit	41,833	67,394,913
	Hankyu Hanshin REIT, Inc.	6,591	8,022,945
#	Health Care & Medical Investment Corp.	3,516	4,528,491
	Heiwa Real Estate REIT, Inc.	10,000	13,073,751
	Hoshino Resorts REIT, Inc.	2,400	11,744,686
	Hulic Reit, Inc.	10,893	16,565,184
	Ichigo Hotel REIT Investment Corp.	2,990	1,970,488
	Ichigo Office REIT Investment Corp.	14,242	10,906,719
#	Industrial & Infrastructure Fund Investment Corp.	20,645	37,161,857
	Invesco Office J-Reit, Inc.	104,511	15,180,103
	Invincible Investment Corp.	69,072	23,027,444
	Japan Excellent, Inc.	14,317	17,456,795
	Japan Hotel REIT Investment Corp.	48,988	24,676,497
#	Japan Logistics Fund, Inc.	9,503	28,425,692
	Japan Prime Realty Investment Corp.	9,056	31,950,743
	Japan Real Estate Investment Corp.	14,100	85,923,172
	Japan Retail Fund Investment Corp.	28,121	53,360,566
	Kenedix Office Investment Corp.	4,659	29,987,060
#	Kenedix Residential Next Investment Corp.	10,628	18,462,855
	Kenedix Retail REIT Corp.	5,999	14,519,552
	LaSalle Logiport REIT	11,429	17,932,576
	Marimo Regional Revitalization REIT, Inc.	1,834	1,979,009
	MCUBS MidCity Investment Corp.	19,936	18,764,247
	Mirai Corp.	18,257	7,132,697
	Mitsubishi Estate Logistics REIT Investment Corp.	1,373	5,467,225
	Mitsui Fudosan Logistics Park, Inc.	3,876	19,376,564
#	Mori Hills REIT Investment Corp.	18,047	25,157,257
	Mori Trust Hotel Reit, Inc.	3,724	4,179,384

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mori Trust Sogo Reit, Inc.	11,557	$15,284,276
	Nippon Accommodations Fund, Inc.	4,931	27,134,864
	Nippon Building Fund, Inc.	14,307	86,415,058
	Nippon Prologis REIT, Inc.	22,673	73,911,367
	NIPPON REIT Investment Corp.	5,288	18,798,473
	Nomura Real Estate Master Fund, Inc.	46,442	70,711,328
	One REIT, Inc.	2,872	7,484,129
	Ooedo Onsen Reit Investment Corp.	3,149	2,101,273
	Orix JREIT, Inc.	29,134	48,852,965
	Premier Investment Corp.	15,193	19,147,051
	Samty Residential Investment Corp.	3,732	3,874,946
	Sekisui House Reit, Inc.	45,612	33,010,622
#	Star Asia Investment Corp.	13,382	6,142,519
	Starts Proceed Investment Corp.	3,902	7,457,337
	Takara Leben Real Estate Investment Corp.	4,672	4,463,046
#	Tokyu REIT, Inc.	9,648	15,251,470
	Tosei Reit Investment Corp.	3,824	4,253,391
	United Urban Investment Corp.	32,952	44,831,749
	XYMAX REIT Investment Corp.	2,095	2,083,773
TOTAL JAPAN			1,373,704,229
MALAYSIA — (0.5%)
	Al-'Aqar Healthcare REIT	191,600	62,672
	AmanahRaya Real Estate Investment Trust	294,900	46,647
	AmFIRST Real Estate Investment Trust	1,788,940	176,580
#	Axis Real Estate Investment Trust	8,631,198	4,196,835
	Capitaland Malaysia Mall Trust	12,816,000	1,899,843
#	IGB Real Estate Investment Trust	16,760,500	7,045,157
#	KLCCP Stapled Group	3,034,300	5,289,141
	MRCB-QUILL REIT	2,886,200	660,357
#	Pavilion Real Estate Investment Trust	2,718,100	927,002
	Sunway Real Estate Investment Trust	16,762,000	5,878,567
#	YTL Hospitality REIT	6,597,500	1,343,434
TOTAL MALAYSIA			27,526,235
MEXICO — (1.5%)
#	Asesor de Activos Prisma SAPI de C.V.	9,608,950	1,954,696
#	Concentradora Fibra Danhos S.A. de C.V.	3,278,419	3,945,490
#	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	4,097,827	1,101,470
	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	1,392,054	482,150
#	Fibra Uno Administracion S.A. de C.V.	34,362,427	38,538,085
	Macquarie Mexico Real Estate Management S.A. de C.V.	13,727,087	16,895,185
#	PLA Administradora Industrial S de RL de C.V.	10,519,818	14,779,782
#	Prologis Property Mexico S.A. de C.V.	4,336,987	8,674,397
TOTAL MEXICO			86,371,255
NETHERLANDS — (2.9%)
#*	Eurocommercial Properties NV	605,452	11,683,337
	NSI NV	254,554	10,495,245
#	Unibail-Rodamco-Westfield	9,061,715	36,828,940
	Unibail-Rodamco-Westfield (BFYM460)	1,099,398	92,832,555
#	Vastned Retail NV	221,050	6,263,262
#*	Wereldhave NV	454,464	6,675,802
TOTAL NETHERLANDS			164,779,141
NEW ZEALAND — (1.4%)
	Argosy Property, Ltd.	10,272,238	11,347,033

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Goodman Property Trust	13,100,378	$21,161,884
	Kiwi Property Group, Ltd.	18,686,590	17,223,590
	Precinct Properties New Zealand, Ltd.	10,287,786	12,699,532
#	Property for Industry, Ltd.	2,572,163	5,362,617
#	Stride Property Group	2,702,335	4,579,363
#	Vital Healthcare Property Trust	3,991,114	9,384,865
TOTAL NEW ZEALAND			81,758,884
SINGAPORE — (9.6%)
	AIMS APAC REIT	6,767,554	6,552,194
	ARA LOGOS Logistics Trust	17,778,043	9,315,700
	Ascendas Real Estate Investment Trust	34,414,080	79,404,661
#	Ascott Residence Trust	21,738,621	17,087,826
	CapitaLand Mall Trust	49,137,511	78,504,498
	CapitaLand Retail China Trust	12,360,400	12,781,225
#	CDL Hospitality Trusts	12,640,280	11,664,227
#	EC World Real Estate Investment Trust	2,014,800	1,094,318
	ESR-REIT	26,135,821	7,720,396
#	Far East Hospitality Trust	10,435,821	4,628,912
#	First Real Estate Investment Trust	8,337,426	1,345,511
#	Frasers Centrepoint Trust	10,285,758	19,996,988
#	Frasers Hospitality Trust	4,581,200	1,731,689
	Frasers Logistics & Commercial Trust	26,153,633	28,270,415
#	IREIT Global	1,328,497	650,916
#	Keppel DC REIT	14,296,483	31,948,270
	Keppel Pacific Oak US REIT	4,062,300	2,972,913
#	Keppel REIT	19,343,426	17,677,232
#	Lippo Malls Indonesia Retail Trust	59,204,079	2,800,339
#	Manulife US Real Estate Investment Trust	11,447,886	8,379,486
	Mapletree Commercial Trust	23,754,206	36,750,764
	Mapletree Industrial Trust	17,439,758	37,552,483
#	Mapletree Logistics Trust	29,150,997	43,235,072
	Mapletree North Asia Commercial Trust	25,817,600	18,922,178
	OUE Commercial Real Estate Investment Trust	13,983,155	4,097,631
	Parkway Life Real Estate Investment Trust	4,836,400	15,086,790
	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	10,276,484	2,925,487
	Soilbuild Business Space REIT	7,542,238	2,997,506
	SPH REIT	6,425,800	4,019,845
	Starhill Global REIT	22,430,300	8,834,776
	Suntec Real Estate Investment Trust	21,970,200	26,323,373
TOTAL SINGAPORE			545,273,621
SOUTH AFRICA — (1.4%)
	Arrowhead Properties, Ltd., Class B	4,926,820	791,307
#	Attacq, Ltd.	2,616,958	828,757
	Emira Property Fund, Ltd.	8,983,304	4,039,413
	Equites Property Fund, Ltd.	2,733,963	3,028,351
#	Growthpoint Properties, Ltd.	37,822,897	30,228,164
#	Hyprop Investments, Ltd.	3,546,463	5,818,785
#	Investec Property Fund, Ltd.	3,603,793	2,100,105
*	Octodec Investments, Ltd.	436,842	210,022
*	Redefine Properties, Ltd.	63,753,512	14,002,716
	Resilient REIT, Ltd.	4,013,744	10,514,604
#	SA Corporate Real Estate, Ltd.	30,119,336	3,291,453
	Tower Property Fund, Ltd.	137,292	24,350
	Vukile Property Fund, Ltd.	9,296,954	4,209,035
TOTAL SOUTH AFRICA			79,087,062

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SPAIN — (1.4%)
	Inmobiliaria Colonial Socimi SA	3,232,482	$31,075,800
	Lar Espana Real Estate Socimi SA	988,318	5,547,582
	Merlin Properties Socimi SA	4,381,606	41,965,173
TOTAL SPAIN			78,588,555
TAIWAN — (0.3%)
	Cathay No 1 REIT	10,789,000	7,214,347
	Cathay No 2 REIT	4,104,000	2,882,073
	Fubon No 1 REIT	1,279,000	837,336
	Fubon No 2 REIT	4,032,000	2,522,551
	Shin Kong No.1 REIT	4,824,000	3,334,228
TOTAL TAIWAN			16,790,535
TURKEY — (0.3%)
*	AKIS Gayrimenkul Yatirimi A.S.	2,274,141	1,045,663
	Akmerkez Gayrimenkul Yatirim Ortakligi A.S.	2,737	23,877
	Alarko Gayrimenkul Yatirim Ortakligi A.S.	288,318	991,937
#	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	16,189,732	5,327,983
#	Halk Gayrimenkul Yatirim Ortakligi A.S.	684,489	371,560
#*	Is Gayrimenkul Yatirim Ortakligi A.S.	4,784,464	1,586,858
*	Ozak Gayrimenkul Yatirim Ortakligi	740,240	501,152
#	Panora Gayrimenkul Yatirim Ortakligi	791,103	735,249
*	Sinpas Gayrimenkul Yatirim Ortakligi A.S.	1,740,311	1,207,016
#*	Torunlar Gayrimenkul Yatirim Ortakligi A.S.	1,015,890	524,162
*	Vakif Gayrimenkul Yatirim Ortakligi A.S.	2,918,799	1,509,543
	Yeni Gimat Gayrimenkul Ortakligi A.S.	117,064	227,462
TOTAL TURKEY			14,052,462
UNITED KINGDOM — (12.4%)
	Assura P.L.C.	18,401,701	18,223,546
	Big Yellow Group P.L.C.	2,025,476	30,564,343
	British Land Co. P.L.C. (The)	10,121,721	61,896,773
	Capital & Counties Properties P.L.C.	1,691,327	3,231,689
	Capital & Regional P.L.C.	5,467	4,526
#	Custodian Reit P.L.C.	1,228,847	1,565,847
	Derwent London P.L.C.	1,274,795	55,181,515
	Ediston Property Investment Co. P.L.C.	249,776	230,872
	Empiric Student Property P.L.C.	3,347,596	3,356,072
	GCP Student Living P.L.C.	2,135,133	4,292,593
	Great Portland Estates P.L.C.	2,817,190	25,093,793
#	Hammerson P.L.C.	58,645,481	18,544,615
*	Intu Properties P.L.C.	13,154,625	120,039
#	Land Securities Group P.L.C.	7,872,021	65,910,770
	LondonMetric Property P.L.C.	10,390,741	32,340,857
	LXI REIT P.L.C.	188,373	321,396
	McKay Securities P.L.C.	456,122	1,261,942
	NewRiver REIT P.L.C.	3,235,719	3,663,101
	Primary Health Properties P.L.C.	12,321,953	24,449,583
#	RDI REIT P.L.C.	3,329,373	4,153,036
	Regional REIT, Ltd.	2,599,450	2,902,260
	Safestore Holdings P.L.C.	2,752,354	30,474,573
	Schroder Real Estate Investment Trust, Ltd.	2,762,632	1,506,268
	Secure Income REIT P.L.C.	340,355	1,419,092
	Segro P.L.C.	13,449,111	175,033,098
#*	Shaftesbury P.L.C.	2,333,630	17,812,872
	Standard Life Investment Property Income Trust, Ltd.	2,341,498	1,866,299
	Target Healthcare REIT P.L.C.	566,147	892,459
	Tritax Big Box REIT P.L.C.	20,716,208	52,171,962

DFA International Real Estate Securities Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
* UNITE Group P.L.C. (The)	3,260,016	$42,756,805
Workspace Group P.L.C.	1,798,122	17,575,661
TOTAL UNITED KINGDOM		698,818,257
TOTAL COMMON STOCKS		5,135,365,715
RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
* First Reit Rights 02/16/21	8,170,678	92,262
TOTAL INVESTMENT SECURITIES (Cost $4,805,359,930)		5,135,457,977

			Value†
SECURITIES LENDING COLLATERAL — (9.2%)
@§	The DFA Short Term Investment Fund	44,822,960	518,646,474
TOTAL INVESTMENTS — (100.0%)
(Cost $5,323,973,788)^^			$5,654,104,451
As of January 31, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	189	03/19/21	$35,610,130	$35,014,140	$(595,990)
Total Futures Contracts			$35,610,130	$35,014,140	$(595,990)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$512,624	$980,465,835	—	$980,978,459
Belgium	—	194,385,468	—	194,385,468
Canada	267,585,211	—	—	267,585,211
China	—	10,868,147	—	10,868,147
France	—	212,347,140	—	212,347,140
Germany	—	40,867,361	—	40,867,361
Hong Kong	—	237,014,596	—	237,014,596
Ireland	—	19,646,775	—	19,646,775
Italy	—	4,922,322	—	4,922,322
Japan	—	1,373,704,229	—	1,373,704,229
Malaysia	—	27,526,235	—	27,526,235
Mexico	86,371,255	—	—	86,371,255
Netherlands	—	164,779,141	—	164,779,141
New Zealand	—	81,758,884	—	81,758,884
Singapore	—	545,273,621	—	545,273,621
South Africa	—	79,087,062	—	79,087,062
Spain	—	78,588,555	—	78,588,555
Taiwan	—	16,790,535	—	16,790,535
Turkey	—	14,052,462	—	14,052,462

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$698,818,257	—	$698,818,257
Rights/Warrants
Singapore	—	92,262	—	92,262
Securities Lending Collateral	—	518,646,474	—	518,646,474
Futures Contracts**	$(595,990)	—	—	(595,990)
TOTAL	$353,873,100	$5,299,635,361	—	$5,653,508,461
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value†
COMMON STOCKS — (53.9%)
UNITED STATES — (53.9%)
	Acadia Realty Trust	395,756	$5,738,462
#	Agree Realty Corp.	233,667	14,767,754
	Alexander's, Inc.	10,080	2,693,376
	Alexandria Real Estate Equities, Inc.	567,777	94,881,214
	American Assets Trust, Inc.	229,467	6,340,173
#	American Campus Communities, Inc.	572,232	23,553,069
	American Finance Trust, Inc.	63,021	458,793
	American Homes 4 Rent, Class A	1,181,965	35,730,814
	American Tower Corp.	1,780,957	404,918,384
*	Apartment Income REIT Corp.	610,993	23,688,201
	Apartment Investment and Management Co., Class A	610,993	2,804,458
	Apple Hospitality REIT, Inc.	914,461	11,412,473
	AvalonBay Communities, Inc.	583,204	95,452,999
	Bluerock Residential Growth REIT, Inc.	104,183	1,089,754
	Boston Properties, Inc.	617,741	56,381,221
	Braemar Hotels & Resorts, Inc.	117,069	585,345
	Brandywine Realty Trust	739,445	8,133,895
	Brixmor Property Group, Inc.	1,226,824	20,770,130
	Brookfield Property REIT, Inc., Class A	813,667	14,117,130
#	BRT Apartments Corp.	12,084	168,934
	Camden Property Trust	406,089	41,481,991
	CareTrust REIT, Inc.	431,375	9,688,682
	Cedar Realty Trust, Inc.	42,245	450,754
	Centerspace	54,905	3,840,056
	Chatham Lodging Trust	210,801	2,257,679
	City Office REIT, Inc.	196,886	1,854,666
	Clipper Realty, Inc.	6,848	48,004
	Columbia Property Trust, Inc.	543,385	7,390,036
	Community Healthcare Trust, Inc.	86,968	3,889,209
	CorePoint Lodging, Inc.	175,032	1,191,968
	CoreSite Realty Corp.	177,582	23,874,124
	Corporate Office Properties Trust	494,751	12,997,109
	Cousins Properties, Inc.	616,951	19,458,636
	Crown Castle International Corp.	1,721,612	274,183,927
	CubeSmart	812,489	28,307,117
#	CyrusOne, Inc.	501,067	36,552,838
	DiamondRock Hospitality Co.	933,539	7,655,020
	Digital Realty Trust, Inc.	994,448	143,150,761
	Diversified Healthcare Trust	1,078,686	4,336,318
	Douglas Emmett, Inc.	709,044	19,647,609
	Duke Realty Corp.	1,553,791	61,467,972
#	Easterly Government Properties, Inc.	343,954	7,549,790
	EastGroup Properties, Inc.	164,254	22,197,286
#	Empire State Realty Trust, Inc., Class A	662,688	6,534,104
#	EPR Properties	321,746	12,754,011
#	Equinix, Inc.	352,559	260,879,558
	Equity Commonwealth	486,894	13,881,348
	Equity LifeStyle Properties, Inc.	721,791	43,913,764
	Equity Residential	1,555,054	95,853,529
»	ESC WAR IND	183,367	49,069
	Essential Properties Realty Trust, Inc.	390,413	8,128,399
	Essex Property Trust, Inc.	272,387	65,266,649
	Extra Space Storage, Inc.	548,536	62,417,911
#	Federal Realty Investment Trust	298,077	26,099,622
	First Industrial Realty Trust, Inc.	537,354	21,838,067

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Four Corners Property Trust, Inc.	309,613	$8,161,399
	Franklin Street Properties Corp.	470,776	1,934,889
	Gaming and Leisure Properties, Inc.	910,653	37,455,158
	Getty Realty Corp.	156,904	4,168,939
	Gladstone Commercial Corp.	140,305	2,484,802
	Global Medical REIT, Inc.	127,591	1,599,991
	Global Net Lease, Inc.	385,871	6,216,387
#	Healthcare Realty Trust, Inc.	579,722	17,397,457
#	Healthcare Trust of America, Inc., Class A	907,578	25,639,078
	Healthpeak Properties, Inc.	2,248,950	66,681,367
	Hersha Hospitality Trust	167,441	1,279,249
	Highwoods Properties, Inc.	425,476	15,951,095
	Host Hotels & Resorts, Inc.	2,940,838	39,848,355
	Hudson Pacific Properties, Inc.	676,343	15,853,480
	Independence Realty Trust, Inc.	411,565	5,465,585
	Industrial Logistics Properties Trust	282,600	5,993,949
	Invitation Homes, Inc.	2,341,578	69,029,715
#	Iron Mountain, Inc.	1,201,518	40,455,111
	JBG SMITH Properties	508,845	15,194,097
	Kilroy Realty Corp.	431,643	24,443,943
	Kimco Realty Corp.	1,799,801	29,714,714
	Kite Realty Group Trust	399,504	6,368,094
	Lamar Advertising Co., Class A	360,360	29,109,881
	Lexington Realty Trust	1,131,425	11,597,106
	Life Storage, Inc.	301,838	24,623,903
	LTC Properties, Inc.	187,699	7,252,689
#	Macerich Co. (The)	483,391	7,589,239
#	Mack-Cali Realty Corp.	431,009	5,486,745
	Medical Properties Trust, Inc.	2,370,705	50,045,583
	MGM Growth Properties LLC, Class A	545,841	17,002,947
	Mid-America Apartment Communities, Inc.	477,771	63,424,037
	Monmouth Real Estate Investment Corp.	401,371	6,955,759
	National Health Investors, Inc.	192,543	12,484,488
	National Retail Properties, Inc.	724,351	28,249,689
	National Storage Affiliates Trust	283,282	10,351,124
	New Senior Investment Group, Inc.	349,621	1,852,991
	NexPoint Residential Trust, Inc.	83,553	3,297,837
	Office Properties Income Trust	223,214	5,165,172
	Omega Healthcare Investors, Inc.	946,484	34,281,657
	One Liberty Properties, Inc.	67,247	1,347,630
	Outfront Media, Inc.	622,729	11,352,350
	Paramount Group, Inc.	850,936	7,564,821
	Park Hotels & Resorts, Inc.	1,015,979	16,946,532
	Pebblebrook Hotel Trust	531,008	9,759,919
	Physicians Realty Trust	887,260	15,642,394
	Piedmont Office Realty Trust, Inc., Class A	576,916	8,872,968
	Plymouth Industrial REIT, Inc.	30,977	453,503
	Preferred Apartment Communities, Inc., Class A	39,772	285,961
	Prologis, Inc.	3,021,427	311,811,223
	PS Business Parks, Inc.	91,005	12,387,601
	Public Storage	654,724	149,028,277
#	QTS Realty Trust, Inc., Class A	263,940	17,182,494
	Realty Income Corp.	1,527,226	90,197,968
	Regency Centers Corp.	707,280	33,369,452
	Retail Opportunity Investments Corp.	552,609	7,786,261
	Retail Properties of America, Inc., Class A	919,902	8,472,297
	Retail Value, Inc.	74,544	1,163,637
	Rexford Industrial Realty, Inc.	531,727	26,022,719
	RLJ Lodging Trust	748,579	9,664,153

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	RPT Realty	364,153	$3,368,415
	Ryman Hospitality Properties, Inc.	225,230	14,606,165
#	Sabra Health Care REIT, Inc.	886,424	14,883,059
	Saul Centers, Inc.	54,511	1,631,514
	SBA Communications Corp.	462,371	124,225,217
#*	Seritage Growth Properties	153,193	2,728,367
	Service Properties Trust	709,783	7,530,798
#	Simon Property Group, Inc.	1,340,207	124,545,436
	SITE Centers Corp.	666,470	7,391,158
#	SL Green Realty Corp.	299,749	20,227,077
	Spirit Realty Capital, Inc.	454,013	17,506,749
	STAG Industrial, Inc.	617,827	18,411,245
#	STORE Capital Corp.	1,040,129	32,264,802
	Summit Hotel Properties, Inc.	488,395	3,955,999
	Sun Communities, Inc.	449,334	64,313,175
	Sunstone Hotel Investors, Inc.	934,363	9,997,684
#	Tanger Factory Outlet Centers, Inc.	425,847	6,570,819
	Terreno Realty Corp.	283,674	16,050,275
	UDR, Inc.	1,225,305	47,112,977
	UMH Properties, Inc.	158,278	2,326,687
	Uniti Group, Inc.	234,609	2,888,037
	Universal Health Realty Income Trust	56,163	3,351,808
	Urban Edge Properties	553,459	7,632,200
	Urstadt Biddle Properties, Inc.	6,002	71,724
	Urstadt Biddle Properties, Inc., Class A	129,339	1,788,758
	Ventas, Inc.	1,564,735	72,087,341
	VEREIT, Inc.	908,495	32,006,286
	Vornado Realty Trust	674,305	26,810,367
#	Washington Prime Group, Inc.	57,901	816,409
	Washington Real Estate Investment Trust	366,248	8,035,481
	Weingarten Realty Investors	524,790	11,813,023
	Welltower, Inc.	1,736,492	105,231,415
	Whitestone REIT	162,336	1,266,221
	WP Carey, Inc.	730,354	48,495,506
	Xenia Hotels & Resorts, Inc.	497,566	7,199,780
TOTAL UNITED STATES			4,543,335,997
AFFILIATED INVESTMENT COMPANIES — (44.4%)
UNITED STATES — (44.4%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	658,425,370	2,949,745,658
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	21,002,392	788,219,766
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			3,737,965,424
TOTAL INVESTMENT SECURITIES (Cost $7,608,183,250)			8,281,301,421

			Value
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	12,591,866	145,700,477
TOTAL INVESTMENTS — (100.0%)
(Cost $7,753,867,876)^^			$8,427,001,898

DFA Global Real Estate Securities Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$4,543,286,928	$49,069	—	$4,543,335,997
Affiliated Investment Companies	3,737,965,424	—	—	3,737,965,424
Securities Lending Collateral	—	145,700,477	—	145,700,477
TOTAL	$8,281,252,352	$145,749,546	—	$8,427,001,898

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (8.0%)
	A2B Australia, Ltd.	1,798,435	$1,579,053
	Accent Group, Ltd.	892,001	1,566,901
#*	Ainsworth Game Technology, Ltd.	844,596	513,676
*	Alliance Aviation Services, Ltd.	38,904	117,534
*	AMA Group, Ltd.	130,348	63,930
	AMP, Ltd.	3,192,232	3,600,678
	Ansell, Ltd.	534,234	14,933,617
	Austal, Ltd.	808,705	1,578,243
	Austin Engineering, Ltd.	647,686	86,302
*	Australian Agricultural Co., Ltd.	446,649	376,894
	Australian Pharmaceutical Industries, Ltd.	10,112,919	9,787,992
#	Australian Vintage, Ltd.	611,053	270,983
	Auswide Bank, Ltd.	10,475	48,800
	AVJennings, Ltd.	1,149,935	450,266
#	Bank of Queensland, Ltd.	6,623,164	40,088,387
	Base Resources, Ltd.	450,006	92,490
	Beach Energy, Ltd.	7,153,923	8,898,260
	Bega Cheese, Ltd.	2,215,447	9,448,135
	Bendigo & Adelaide Bank, Ltd.	2,549,468	17,818,823
#	Bingo Industries, Ltd.	4,488,078	10,992,397
	Brickworks, Ltd.	493,774	7,004,363
	BWX, Ltd.	1,114,418	3,475,410
	CDS Technologies, Ltd.	15,209	0
	Cedar Woods Properties, Ltd.	743,639	3,986,887
	Cleanaway Waste Management, Ltd.	34,004,631	57,286,724
	CSR, Ltd.	6,620,915	26,565,081
*	Decmil Group, Ltd.	118,381	50,439
	Domain Holdings Australia, Ltd.	1,478,957	5,592,469
	Downer EDI, Ltd.	10,342,407	40,491,085
#*	Eclipx Group, Ltd.	4,101,313	5,287,876
#	Elanor Investor Group	54,745	63,566
	Enero Group, Ltd.	11,447	17,997
#	EQT Holdings, Ltd.	22,408	468,463
	Estia Health, Ltd.	4,044,142	5,747,932
#	EVENT Hospitality and Entertainment, Ltd.	1,258,022	9,258,586
	Finbar Group, Ltd.	11,796	8,253
	Fleetwood, Ltd.	1,182,560	1,946,991
#	G8 Education, Ltd.	16,249,099	13,937,579
#	Genworth Mortgage Insurance Australia, Ltd.	5,784,395	10,004,022
	GrainCorp, Ltd., Class A	5,100,477	15,673,592
#	Grange Resources, Ltd.	3,384,131	850,393
	GTN, Ltd.	74,832	24,902
	Healius, Ltd.	8,755,310	25,898,453
#	HT&E, Ltd.	3,999,374	5,620,777
#	Humm Group, Ltd.	7,414,699	6,389,171
*	Huon Aquaculture Group, Ltd.	19,513	44,731
	IGO, Ltd.	12,206,257	59,385,677
*	Intega Group, Ltd.	819,378	196,546
	IOOF Holdings, Ltd.	11,069,995	26,155,942
*	IVE Group, Ltd.	541,881	512,376
	Japara Healthcare, Ltd.	3,118,933	1,771,280
	Lednium Technology Pty, Ltd.	438,495	0
	Link Administration Holdings, Ltd.	2,068,143	7,492,767
	MACA, Ltd.	6,754,608	6,507,328
	Macmahon Holdings, Ltd.	8,295,683	1,676,607

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Mayne Pharma Group, Ltd.	23,019,372	$5,509,814
#	McPherson's, Ltd.	1,956,588	2,043,169
*	Medusa Mining, Ltd.	85,118	50,810
#	Metcash, Ltd.	1,191,520	3,103,234
	Michael Hill International, Ltd.	13,999	7,231
	Michael Hill International, Ltd.	402,866	200,772
	Mineral Resources, Ltd.	303,365	7,901,364
	Monash IVF Group, Ltd.	3,434,111	1,973,106
#	Money3 Corp., Ltd.	2,288,975	4,755,983
#	Mortgage Choice, Ltd.	116,497	118,954
	Mount Gibson Iron, Ltd.	11,532,578	7,448,195
#*	Myer Holdings, Ltd.	10,378,069	2,434,596
	MyState, Ltd.	691,226	2,744,999
	Navigator Global Investments, Ltd.	2,297,024	3,596,985
#	New Hope Corp., Ltd.	3,403,322	3,478,889
	Nine Entertainment Co. Holdings, Ltd.	20,138,941	36,902,440
	NRW Holdings, Ltd.	336,840	727,879
*	Nufarm, Ltd.	3,948,118	14,587,508
	oOh!media, Ltd.	3,796,308	4,566,480
	OZ Minerals, Ltd.	6,026,968	85,249,563
	Pacific Current Group, Ltd.	17,585	82,676
	Peet, Ltd.	2,797,613	2,624,615
	Perenti Global, Ltd.	12,704,121	12,529,813
*	Perseus Mining, Ltd.	20,512,982	18,210,149
	Premier Investments, Ltd.	1,231,216	20,968,606
	Propel Funeral Partners, Ltd.	116,137	265,950
*	Reject Shop, Ltd. (The)	253,341	1,301,187
	Reliance Worldwide Corp., Ltd.	2,445,940	7,920,045
#*	Resolute Mining, Ltd.	2,538,909	1,321,751
*	Retail Food Group, Ltd.	384,326	21,925
#	Ridley Corp., Ltd.	6,819,846	4,674,850
	Sandfire Resources, Ltd.	1,805,417	6,540,517
#	Select Harvests, Ltd.	2,469,637	9,803,389
*	Senex Energy, Ltd.	9,640,226	2,378,538
	Servcorp, Ltd.	386,631	843,483
	SG Fleet Group, Ltd.	43,348	79,327
	Shaver Shop Group, Ltd.	21,869	18,898
*	Sigma Healthcare, Ltd.	9,430,201	4,738,076
#	Sims, Ltd.	2,975,244	27,621,128
	Southern Cross Electrical Engineering, Ltd.	64,134	29,313
#*	Southern Cross Media Group, Ltd.	4,004,057	6,565,922
#*	SpeedCast International, Ltd.	59,723	6,760
#	SRG Global, Ltd.	279,315	95,619
	St Barbara, Ltd.	1,236,354	2,063,554
	Star Entertainment Grp, Ltd. (The)	9,794,253	25,617,576
#	Sunland Group, Ltd.	4,167,750	7,706,763
#	Super Retail Group, Ltd.	416,585	3,554,791
#	Tassal Group, Ltd.	5,182,992	13,759,136
	United Malt Grp, Ltd.	6,379,827	19,409,536
	Virgin Australia Holdings, Ltd.	39,419,376	0
	Virtus Health, Ltd.	1,501,000	6,565,104
	Vita Group, Ltd.	812,133	653,023
	Viva Energy Group, Ltd.	1,514,887	2,015,360
*	Vocus Group, Ltd.	10,446,490	32,677,783
#	Western Areas, Ltd.	5,729,617	10,201,621
#	Whitehaven Coal, Ltd.	10,265,513	11,649,061
*	WPP AUNZ, Ltd.	5,727,474	3,023,777
TOTAL AUSTRALIA			926,649,219

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (0.9%)
	Agrana Beteiligungs AG	364,221	$7,743,826
	AT&S Austria Technologie & Systemtechnik AG	310,278	9,869,618
*	BAWAG Group AG	33,034	1,436,243
	EVN AG	404,762	9,457,195
	Oberbank AG	33,480	3,445,176
#*	POLYTEC Holding AG	28,277	292,586
#*	Porr AG	8,389	141,066
*	Raiffeisen Bank International AG	1,254,330	24,520,255
	Strabag SE	381,691	13,155,012
	UNIQA Insurance Group AG	1,158,446	8,973,850
	Vienna Insurance Group AG Wiener Versicherung Gruppe	496,012	12,698,189
	voestalpine AG	358,380	13,079,936
	Zumtobel Group AG	76,942	634,349
TOTAL AUSTRIA			105,447,301
BELGIUM — (1.7%)
	Ackermans & van Haaren NV	364,335	55,685,845
*	AGFA-Gevaert NV	122,101	565,492
	Banque Nationale de Belgique	1,941	4,210,787
	Bekaert SA	929,204	31,961,907
#*	Cie d'Entreprises CFE	43,287	4,393,057
*	Deceuninck NV	1,545,119	4,443,193
	D'ieteren SA	367,385	28,965,809
	Econocom Group SA	8,129	25,114
	Euronav NV	3,368,136	26,989,857
#*	Euronav NV	78,248	618,159
	Gimv NV	155,532	9,271,323
#	Immobel SA	26,187	2,031,004
#*	Ontex Group NV	588,489	6,673,955
	Recticel SA	744,603	10,743,359
*	Roularta Media Group NV	10,995	176,742
#*	Sipef NV	90,700	5,047,183
*	Tessenderlo Group SA	104,680	4,466,390
	Viohalco SA	35,319	147,282
TOTAL BELGIUM			196,416,458
CANADA — (9.9%)
	Acadian Timber Corp.	100,822	1,293,833
*	Advantage Oil & Gas, Ltd.	2,568,472	3,836,388
	Aecon Group, Inc.	1,161,838	14,991,458
	AGF Management, Ltd., Class B	1,190,229	6,012,809
	Alamos Gold, Inc., Class A	7,339,011	58,884,264
#	Alaris Equity Partners Income	455,937	5,704,784
*	Alcanna, Inc.	182,310	976,597
*	Aleafia Health, Inc.	58,000	32,203
	Algoma Central Corp.	307,731	3,246,367
	AltaGas, Ltd.	969,228	14,393,462
	ARC Resources, Ltd.	4,080,951	18,860,935
#*	Argonaut Gold, Inc.	2,889,634	5,242,581
#*	Baytex Energy Corp.	6,154,162	3,657,605
#	Birchcliff Energy, Ltd.	5,331,670	9,005,988
*	Black Diamond Group, Ltd.	1,025,016	2,132,194
#	Bonterra Energy Corp.	489,686	907,571
#	Cameco Corp.	151,999	1,891,147
#	Cameco Corp.	617,107	7,664,469
	Canaccord Genuity Group, Inc.	1,197,341	10,992,597
#	Canadian Western Bank	1,893,642	42,130,295
*	Canfor Corp.	128,521	2,372,927

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canfor Pulp Products, Inc.	31,703	$210,486
	CanWel Building Materials Group, Ltd.	203,630	1,160,870
*	Capstone Mining Corp.	2,531,115	5,245,321
	Cardinal Energy, Ltd.	583,069	474,207
	Cascades, Inc.	2,619,401	31,750,315
*	Celestica, Inc.	49,571	400,038
*	Celestica, Inc.	2,329,588	18,891,752
	Cenovus Energy, Inc.	62,682	370,087
#	Centerra Gold, Inc.	4,794,889	49,683,112
	Cervus Equipment Corp.	69,986	681,936
#	CES Energy Solutions Corp.	682,798	747,540
#	Chesswood Group, Ltd.	56,300	401,089
#*	China Gold International Resources Corp., Ltd.	3,341,437	6,715,537
*	Copper Mountain Mining Corp.	1,128,217	1,888,082
#	Corus Entertainment, Inc., Class B	2,235,971	8,288,174
#	Crescent Point Energy Corp.	6,422,206	17,678,331
#	Crescent Point Energy Corp.	100,092	274,252
*	Crew Energy, Inc.	1,973,649	1,049,526
	Dexterra Group, Inc.	300,973	1,412,191
*	Dorel Industries, Inc., Class B	313,532	3,643,469
	DREAM Unlimited Corp., Class A	172,585	2,785,645
	Dundee Precious Metals, Inc.	2,577,626	16,387,957
	ECN Capital Corp.	1,869,482	9,941,331
	E-L Financial Corp., Ltd.	5,359	3,386,176
#*	Eldorado Gold Corp.	428,290	4,806,226
#*	Eldorado Gold Corp.	551,768	6,185,319
#	Endeavour Mining Corp.	279,855	5,943,984
	Enerflex, Ltd.	1,651,590	8,498,504
	Ensign Energy Services, Inc.	2,283,582	1,839,366
#	Equitable Group, Inc.	286,784	23,193,901
	Exco Technologies, Ltd.	326,069	2,473,407
	Firm Capital Mortgage Investment Corp.	42,767	437,453
#*	Fortuna Silver Mines, Inc.	1,886,589	14,591,097
#	Freehold Royalties, Ltd.	512,128	2,194,691
	Frontera Energy Corp.	229,888	668,765
*	Gasfrac Energy Services, Inc.	42,951	0
	Genworth MI Canada, Inc.	987,155	33,565,200
#*	GoldMoney, Inc.	8,200	20,328
#*	Gran Tierra Energy, Inc.	7,652,079	4,428,183
	Guardian Capital Group, Ltd., Class A	57,837	1,175,962
	Hardwoods Distribution, Inc.	1,644	35,149
*	Heroux-Devtek, Inc.	200,346	1,997,585
#	High Liner Foods, Inc.	225,034	2,074,800
*	Home Capital Group, Inc.	1,320,649	31,168,866
#	Hudbay Minerals, Inc.	4,921,849	28,020,380
	iA Financial Corp., Inc.	665,455	29,652,102
#*	IAMGOLD Corp.	9,290,310	31,530,749
#	Inter Pipeline, Ltd.	593,355	5,953,271
*	Interfor Corp.	852,963	15,895,295
*	Intertain Group, Ltd. (The)	70,627	661,313
#*	Kelt Exploration, Ltd.	1,590,374	2,213,776
*	Knight Therapeutics, Inc.	277,706	1,148,829
	KP Tissue, Inc.	12,413	100,178
#	Laurentian Bank of Canada	1,198,644	28,964,301
#*	Lightstream Resources, Ltd.	2,048,004	0
	Linamar Corp.	950,360	48,515,739
#	Magellan Aerospace Corp.	46,300	326,227
*	Major Drilling Group International, Inc.	679,547	3,709,277
	Martinrea International, Inc.	2,489,789	26,401,985

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Mav Beauty Brands, Inc.	3,600	$19,538
#	Medical Facilities Corp.	149,900	792,433
*	MEG Energy Corp.	5,229,804	17,422,456
	Melcor Developments, Ltd.	123,328	915,255
*	Mercator Minerals, Ltd.	861,957	0
	MTY Food Group, Inc.	6,028	241,450
#	Mullen Group, Ltd.	579,358	4,684,701
#	Neo Performance Materials, Inc.	42,402	504,016
#*	New Gold, Inc.	300,500	568,688
	NFI Group, Inc.	36,879	812,131
#	North American Construction Group, Ltd.	11,942	110,105
#*	NuVista Energy, Ltd.	3,008,178	2,540,631
#*	OceanaGold Corp.	11,771,128	20,711,662
	Onex Corp.	71,449	3,783,794
#*	Paramount Resources, Ltd., Class A	881,939	4,427,798
*	Parex Resources, Inc.	582,053	8,807,606
#	Peyto Exploration & Development Corp.	2,176,826	6,009,146
	Pizza Pizza Royalty Corp.	435,440	3,217,914
	Polaris Infrastructure, Inc.	322,874	5,287,180
#	PrairieSky Royalty, Ltd.	482,774	3,986,779
#*	Precision Drilling Corp.	399,122	7,774,890
#*	Premier Gold Mines, Ltd.	30,656	75,756
	Quarterhill, Inc.	1,226,508	2,465,005
#	Russel Metals, Inc.	354,370	6,362,726
	Secure Energy Services, Inc.	324,222	651,613
#*	Seven Generations Energy, Ltd., Class A	1,463,653	7,027,824
*	Sierra Wireless, Inc.	152,184	2,816,966
#	SNC-Lavalin Group, Inc.	273,099	4,521,217
*	Sonde Resources Corp.	463,104	0
*	Southern Pacific Resource Corp.	156,000	0
#*	SSR Mining, Inc.	1,161,435	20,417,649
*	Storm Resources, Ltd.	386,021	694,310
#	Surge Energy, Inc.	2,427,379	578,964
*	Tamarack Valley Energy, Ltd.	2,056,135	2,138,541
*	Taseko Mines, Ltd.	644,887	781,681
*	Teranga Gold Corp.	1,832,872	18,131,635
#	Tidewater Midstream and Infrastructure, Ltd.	1,763,934	1,227,684
	Timbercreek Financial Corp.	735,236	4,967,694
	TLC Vision Corp.	829,259	0
#	TORC Oil & Gas, Ltd.	3,209,854	6,350,679
*	Torex Gold Resources, Inc.	299,945	3,950,009
	Total Energy Services, Inc.	504,893	1,223,983
	Tourmaline Oil Corp.	2,614,004	37,245,085
#	TransAlta Corp.	6,172,289	54,156,858
#	Transcontinental, Inc., Class A	981,379	15,748,111
*	TransGlobe Energy Corp.	257,839	266,156
*	Trican Well Service, Ltd.	113,854	152,250
*	Turquoise Hill Resources, Ltd.	5,346	58,806
	Uni-Select, Inc.	320,705	1,702,903
#	Vermilion Energy, Inc.	322,903	1,414,082
	Vermilion Energy, Inc.	378,371	1,657,265
	VersaBank	32,629	280,424
	Wajax Corp.	112,901	1,677,512
	Western Forest Products, Inc.	240,946	237,413
#	Whitecap Resources, Inc.	7,523,298	26,945,615
	Yamana Gold, Inc.	12,743,274	59,493,526
#*	Yangarra Resources, Ltd.	418,855	255,489
TOTAL CANADA			1,144,383,710

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (0.0%)
	CITIC Telecom International Holdings, Ltd.	1,164,000	$367,084
*	Hanfeng Evergreen, Inc.	707,267	0
	K Wah International Holdings, Ltd.	2,785,000	1,312,281
TOTAL CHINA			1,679,365
DENMARK — (2.2%)
	Alm Brand A.S.	1,071,859	11,985,219
*	BankNordik P/F	9,794	240,807
*	Columbus A.S.	41,274	82,474
	D/S Norden A.S.	299,794	5,352,557
*	Dfds A.S.	365,041	16,181,490
*	Drilling Co. of 1972 A.S. (The)	3,242	88,759
*	FLSmidth & Co. A.S.	616,706	21,554,670
*	GronlandsBANKEN A.S.	1,526	149,237
*	H+H International A.S., Class B	64,131	1,529,161
*	Harboes Bryggeri A.S., Class B	23,771	264,967
*	Jyske Bank A.S.	1,162,241	43,441,944
*	Matas A.S.	653,289	8,100,361
	North Media A.S.	6,676	86,994
*	Parken Sport & Entertainment A.S.	10,973	124,230
	Per Aarsleff Holding A.S.	487,117	22,514,476
	Ringkjoebing Landbobank A.S.	116,194	10,207,406
	Scandinavian Tobacco Group A.S., Class A	984,389	17,822,560
	Schouw & Co., A.S.	346,020	34,816,138
	Solar A.S., Class B	43,566	2,843,515
*	Spar Nord Bank A.S.	1,943,142	17,713,146
*	Sydbank A.S.	1,555,575	32,320,887
#	TORM P.L.C.	243,399	1,717,839
	United International Enterprises, Ltd.	9,082	2,125,121
*	Vestjysk Bank A.S.	99,400	42,814
TOTAL DENMARK			251,306,772
FINLAND — (2.6%)
	Ahlstrom-Munksjo Oyj	365,011	7,883,511
	Aktia Bank Oyj	393,207	4,544,705
#	Altia Oyj	9,659	127,217
	Aspo Oyj	59,696	617,892
	Atria Oyj	303,622	3,796,560
	Cargotec Oyj, Class B	859,524	37,338,140
*	Finnair Oyj	8,782,990	6,635,401
	Fiskars Oyj Abp	162,115	3,045,050
*	HKScan Oyj, Class A	460,227	1,210,336
	Kemira Oyj	2,772,180	46,924,715
	Konecranes Oyj	1,051,929	38,249,800
	Metsa Board Oyj	4,090,822	43,968,727
#	Nokian Renkaat Oyj	1,175,343	43,035,314
	Oriola Oyj, Class A	5,285	14,299
	Oriola Oyj, Class B	160,160	393,657
*	Pihlajalinna Oyj	4,033	48,449
	Raisio Oyj, Class V	1,366,208	5,878,221
*	Rapala VMC Oyj	20,345	124,879
	Sanoma Oyj	458,690	8,784,564
	Teleste Oyj	42,681	265,328
	Terveystalo Oyj	16,500	211,385
	TietoEVRY Oyj	588,923	19,350,932
	Uponor Oyj	17,236	405,015
#	Wartsila Oyj Abp	1,142,122	11,195,240

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	YIT Oyj	2,724,651	$16,195,494
TOTAL FINLAND			300,244,831
FRANCE — (4.1%)
	AKWEL	145,618	3,733,493
	Albioma SA	69,128	3,515,701
	ALD SA	14,619	200,500
	Altamir	343,540	8,336,472
	Assystem SA	53,188	1,726,166
*	Axway Software SA	27,076	790,392
#	Beneteau SA	166,049	2,266,361
*	Bigben Interactive	39,162	919,346
	Bonduelle SCA	271,070	6,670,526
	Burelle SA	6,739	7,190,965
#*	Casino Guichard Perrachon SA	756,841	25,670,754
*	CGG SA	11,653,830	11,749,419
	Cie des Alpes	217,983	4,598,878
*	Coface SA	1,000,229	9,839,641
*	Derichebourg SA	1,754,329	11,858,261
#	Elior Group SA	424,432	2,674,010
*	Elis SA	2,927,943	44,098,642
*	Eramet SA	69,919	3,757,390
#*	Etablissements Maurel et Prom SA	841,260	1,687,730
#*	Europcar Mobility Group	376,723	298,348
	Eutelsat Communications SA	395,648	4,711,731
*	Exel Industries, Class A	525	42,059
#	Fleury Michon SA	20,661	621,774
*	Fnac Darty SA	118,982	6,688,366
*	Gaumont SA	12,922	1,786,007
#*	GL Events	227,948	2,264,874
*	Groupe Crit	11,634	898,070
*	Groupe SFPI	140,840	299,378
	Haulotte Group SA	62,658	457,954
	Iliad SA	27,809	5,142,782
	Imerys SA	6,043	285,343
	IPSOS	760,117	24,296,517
#	Jacquet Metals SA	298,933	5,202,663
#*	Korian SA	809,698	29,917,236
*	LISI	139,372	3,187,663
*	Maisons du Monde SA	185,082	3,234,430
	Manutan International	32,668	3,075,833
*	Mersen SA	362,483	11,066,831
*	Nexans SA	421,375	31,339,703
	Nexity SA	502,484	22,635,523
*	NRJ Group	3,097	23,421
#*	OL Groupe SA	102,090	244,293
#*	Pierre Et Vacances SA	31,332	401,487
*	Plastivaloire	122,314	1,039,790
	Quadient SA	619,293	13,519,313
*	Rallye SA	5,528	42,731
*	Rexel SA	4,470,719	68,030,208
*	Rothschild & Co.	312,137	10,654,322
	Samse SA	990	186,223
*	Savencia SA	132,952	9,678,074
*	SCOR SE	389,522	11,844,812
	Seche Environnement SA	52,429	2,699,734
	SES SA	1,287,106	10,971,636
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	25,036	1,853,589
*	Tarkett SA	66,458	1,186,928

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Television Francaise 1	957,512	$8,300,042
	Total Gabon	9,244	1,489,533
	Vicat SA	339,386	14,599,549
	VIEL & Cie SA	25,721	171,112
	Vilmorin & Cie SA	117,402	7,266,820
*	Vranken-Pommery Monopole SA	24,787	419,463
TOTAL FRANCE			473,360,812
GERMANY — (6.7%)
	1&1 Drillisch AG	214,025	5,194,686
	7C Solarparken AG	129,546	693,516
*	Aareal Bank AG	1,137,777	25,919,891
*	ADVA Optical Networking SE	1,242,051	13,590,561
	Aurubis AG	1,142,247	88,030,320
#*	Bauer AG	290,702	4,254,359
	BayWa AG	344,619	13,532,813
	Bertrandt AG	11,093	581,053
*	Bijou Brigitte AG	41,193	1,106,723
#	Bilfinger SE	93,520	3,166,135
#*	Borussia Dortmund GmbH & Co. KGaA	658,037	4,099,211
*	Commerzbank AG	12,353,026	81,616,089
#*	Corestate Capital Holding SA	181,869	3,281,224
	CropEnergies AG	421,266	6,382,760
	Deutsche Beteiligungs AG	189,290	8,270,529
*	Deutsche Pfandbriefbank AG	1,567,346	15,383,639
*	Deutz AG	2,945,340	19,112,371
	DMG Mori AG	38,477	1,942,562
	Draegerwerk AG & Co. KGaA	61,207	5,061,305
#	Duerr AG	195,043	7,917,111
	Elmos Semiconductor SE	99,707	3,967,150
#*	ElringKlinger AG	389,813	7,334,293
	First Sensor AG	19,530	975,765
	FORTEC Elektronik AG	1,354	29,860
*	Francotyp-Postalia Holding AG, Class A	11,503	44,279
#*	Fraport AG Frankfurt Airport Services Worldwide	25,050	1,357,113
	Freenet AG	785,301	16,396,920
	Gesco AG	111,337	2,724,306
#*	Grammer AG	7,423	186,214
*	H&R GmbH & Co. KGaA	224,966	1,638,407
#*	Heidelberger Druckmaschinen AG	2,728,217	4,322,946
*	Hella GmbH & Co KGaA	393,990	24,019,662
*	Highlight Communications AG	11,679	57,851
	Hornbach Baumarkt AG	146,607	6,180,000
	Hornbach Holding AG & Co. KGaA	140,849	13,324,978
	Indus Holding AG	385,816	15,636,294
*	JOST Werke AG	9,612	487,229
#	K+S AG	3,313,135	37,392,615
*	Kloeckner & Co. SE	1,406,345	12,864,202
#*	Koenig & Bauer AG	90,005	2,776,078
	Krones AG	126,101	10,437,784
	KSB SE & Co. KGaA	5,771	2,012,318
	KWS Saat SE & Co., KGaA	18,314	1,602,101
	Lanxess AG	1,102,315	83,043,112
	Leifheit AG	47,256	2,482,638
#*	Manz AG	11,841	729,834
*	Mediclin AG	647,471	2,964,853
	METRO AG	983,883	11,480,867
	MLP SE	1,302,655	9,228,870
	Nexus AG	18,617	1,199,335

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Nordex SE	1,060,559	$30,024,642
	Norma Group SE	116,129	5,791,350
	Patrizia AG	215,054	6,551,639
	PNE AG	1,255,236	11,809,614
*	Progress-Werk Oberkirch AG	5,898	157,627
#	q.beyond AG	1,991,884	4,191,436
	Rheinmetall AG	155,187	16,386,397
#*	RTL Group SA	65,755	3,761,173
*	SAF-Holland SE	627,987	8,736,084
*	Salzgitter AG	294,241	7,650,045
#*	SMT Scharf AG	5,372	59,253
	Softing AG	12,954	81,979
	Software AG	212,567	8,618,923
	Suedzucker AG	317,484	4,627,204
*	SUESS MicroTec SE	281,708	7,774,971
*	Surteco Group SE	99,876	2,929,760
*	Takkt AG	326,096	4,097,287
*	Technotrans SE	1,248	38,252
*	Tele Columbus AG	381,868	1,493,920
#	United Internet AG	46,478	2,016,934
	VERBIO Vereinigte BioEnergie AG	357,304	18,098,131
*	Vossloh AG	60,831	3,181,741
#	Wacker Chemie AG	184,642	26,722,820
*	Wacker Neuson SE	679,833	13,640,936
	Wuestenrot & Wuerttembergische AG	178,349	3,655,843
TOTAL GERMANY			778,132,693
GREECE — (0.0%)
	Michaniki SA	986,718	0
	Tropea Holding SA	4,581	2,085
TOTAL GREECE			2,085
HONG KONG — (2.6%)
	Aeon Credit Service Asia Co., Ltd.	570,000	380,255
	Allied Group, Ltd.	37,932,000	15,846,239
*	Applied Development Holdings, Ltd.	2,995,000	58,732
	Asia Financial Holdings, Ltd.	4,718,106	2,346,956
*	Asia Standard Hotel Group, Ltd.	5,534,077	146,676
*	Asia Standard International Group, Ltd.	12,121,503	1,468,282
	Associated International Hotels, Ltd.	1,073,000	1,937,532
	Bel Global Resources Holdings, Ltd.	16,756,000	0
	BOCOM International Holdings Co., Ltd.	3,235,000	524,612
	BOE Varitronix, Ltd.	3,392,000	1,660,294
#*	Cathay Pacific Airways, Ltd.	1,908,000	1,469,057
	Century City International Holdings, Ltd.	27,139,300	1,475,084
	Chen Hsong Holdings	2,332,000	786,888
	Cheuk Nang Holdings, Ltd.	5,428,016	2,112,102
	Chevalier International Holdings, Ltd.	2,760,858	3,561,855
*	China Tonghai International Financial, Ltd.	1,190,000	27,689
	Chinese Estates Holdings, Ltd.	286,000	129,358
	Chinney Investments, Ltd.	1,260,000	280,180
	Chong Hing Bank, Ltd.	506,000	618,537
	Chow Sang Sang Holdings International, Ltd.	2,612,000	3,132,965
	Chuang's China Investments, Ltd.	24,684,415	1,255,967
	Chuang's Consortium International, Ltd.	22,061,520	2,748,934
	CNQC International Holdings, Ltd.	5,000,000	477,019
	Crystal International Group, Ltd.	44,000	13,138
#	CSI Properties, Ltd.	122,535,476	3,576,931

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Dah Sing Banking Group, Ltd.	8,673,488	$8,610,451
	Dah Sing Financial Holdings, Ltd.	3,681,756	10,418,284
	Dickson Concepts International, Ltd.	1,804,500	850,798
	Eagle Nice International Holdings, Ltd.	1,616,000	870,747
	EcoGreen International Group, Ltd.	3,201,840	536,318
*	Emperor Capital Group, Ltd.	36,216,000	662,559
	Emperor Entertainment Hotel, Ltd.	11,255,000	1,723,381
	Emperor International Holdings, Ltd.	26,586,333	3,627,887
*	Emperor Watch & Jewellery, Ltd.	57,400,000	806,624
*	Esprit Holdings, Ltd.	2,866,700	336,233
	Ezcom Holdings, Ltd.	67,280	0
	Far East Consortium International, Ltd.	31,097,714	11,369,692
#*	FIH Mobile, Ltd.	6,564,000	1,029,396
	First Pacific Co., Ltd.	26,718,000	8,251,188
*	First Shanghai Investments, Ltd.	2,368,000	106,446
	Fountain SET Holdings, Ltd.	10,354,000	1,254,025
	GDH Guangnan Holdings., Ltd.	4,880,000	426,208
#	Get Nice Financial Group, Ltd.	5,013,324	573,640
	Giordano International, Ltd.	498,000	84,631
	Glorious Sun Enterprises, Ltd.	3,412,000	369,217
*	Gold Peak Industries Holdings, Ltd.	7,973,907	648,065
	Golden Resources Development International, Ltd.	12,649,000	977,576
*	Good Resources Holdings, Ltd.	500,000	4,114
*	Goodbaby International Holdings, Ltd.	8,786,000	1,106,138
	Great Eagle Holdings, Ltd.	3,106,591	9,273,178
*	G-Resources Group, Ltd.	78,951,000	437,348
	Guotai Junan International Holdings, Ltd.	6,833,000	1,080,494
#	Haitong International Securities Group, Ltd.	39,676,789	11,015,069
	Hang Lung Group, Ltd.	2,362,000	5,973,830
	Hanison Construction Holdings, Ltd.	7,556,724	992,647
	Harbour Centre Development, Ltd.	2,204,000	2,052,691
	HKR International, Ltd.	19,926,157	8,084,871
	Hon Kwok Land Investment Co., Ltd.	7,146,935	2,509,670
	Hong Kong Economic Times Holdings, Ltd.	64,000	8,160
	Hong Kong Ferry Holdings Co., Ltd.	2,464,000	1,935,788
	Hongkong & Shanghai Hotels, Ltd. (The)	8,184,841	7,084,324
	Hongkong Chinese, Ltd.	20,533,100	1,688,758
	Hsin Chong Group Holdings, Ltd.	24,822,006	210,018
	Hung Hing Printing Group, Ltd.	7,155,275	958,195
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	22,582,000	3,576,276
	IPE Group, Ltd.	10,775,000	972,648
*	IRC, Ltd.	14,522,000	284,525
*	IT, Ltd.	112,000	40,727
	Jinchang Pharmaceutical Holdings, Ltd.	507,600	0
	Johnson Electric Holdings, Ltd.	1,984,923	5,862,473
*	Kader Holdings Co., Ltd.	256,000	14,702
#	Keck Seng Investments Hong Kong, Ltd.	2,818,000	1,129,462
	Kerry Logistics Network, Ltd.	2,168,000	4,623,606
	Kerry Properties, Ltd.	1,104,000	2,857,304
	Kingmaker Footwear Holdings, Ltd.	76,000	8,091
	Kowloon Development Co., Ltd.	10,010,277	11,145,898
*	Kwoon Chung Bus Holdings, Ltd.	218,000	60,875
*	Lai Sun Development Co., Ltd.	6,944,264	5,707,535
*	Lai Sun Garment International, Ltd.	8,037,560	6,663,625
	Landsea Green Properties Co., Ltd.	220,000	16,400
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,423,000	427,622
*	Lerado Financial Group Co., Ltd.	658,400	2,021
	Lippo China Resources, Ltd.	5,018,000	72,378

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Lippo, Ltd.	4,619,500	$1,369,535
	Liu Chong Hing Investment, Ltd.	4,218,000	3,847,926
	Luk Fook Holdings International, Ltd.	36,000	77,986
	Luks Group Vietnam Holdings Co., Ltd.	120,642	19,874
	Lung Kee Bermuda Holdings	658,000	225,924
	Magnificent Hotel Investment, Ltd.	38,616,600	548,206
*	Mason Group Holdings, Ltd.	13,760,400	49,518
*	Midland Holdings, Ltd.	969,969	95,900
	Ming Fai International Holdings, Ltd.	2,748,000	252,921
	Miramar Hotel & Investment	2,271,000	4,171,412
	Modern Dental Group, Ltd.	2,798,000	472,038
	Nanyang Holdings, Ltd.	98,350	533,331
	National Electronics Hldgs	4,289,648	568,883
*	Neo-Neon Holdings, Ltd.	138,000	8,625
*	NewOcean Energy Holdings, Ltd.	12,158,000	1,048,422
	NWS Holdings, Ltd.	5,252,000	5,049,604
	Oriental Press Group, Ltd.	118,000	7,387
	Oriental Watch Holdings	4,970,587	1,612,494
	Pacific Andes International Holdings, Ltd.	88,958,890	314,381
	Pacific Basin Shipping, Ltd.	58,727,000	10,191,059
	Paliburg Holdings, Ltd.	11,071,041	2,907,369
	Pico Far East Holdings, Ltd.	394,000	63,899
	Playmates Holdings, Ltd.	30,957,000	3,629,906
	Pokfulam Development Co., Ltd.	92,000	142,278
	Polytec Asset Holdings, Ltd.	45,418,356	8,658,646
*	PT International Development Co., Ltd.	2,798,000	73,910
	Public Financial Holdings, Ltd.	4,688,444	1,183,048
*	PYI Corp., Ltd.	4,342,417	167,477
	Regal Hotels International Holdings, Ltd.	8,742,623	3,158,983
	Safety Godown Co., Ltd.	420,000	181,183
	SAS Dragon Holdings, Ltd.	36,000	14,104
#	SEA Holdings, Ltd.	2,309,368	2,485,590
*	Shangri-La Asia, Ltd.	3,566,000	3,030,242
	Shenwan Hongyuan HK, Ltd.	815,000	107,677
	Shun Ho Property Investments, Ltd.	271,173	49,669
	Shun Tak Holdings, Ltd.	31,774,546	9,274,692
*	Sing Tao News Corp., Ltd.	674,000	79,108
	Singamas Container Holdings, Ltd.	12,398,000	908,544
	SmarTone Telecommunications Holdings, Ltd.	205,000	110,040
	Soundwill Holdings, Ltd.	1,522,000	1,531,685
*	South China Holdings Co., Ltd.	30,297,751	467,054
	Stella International Holdings, Ltd.	32,500	38,433
	Sun Hung Kai & Co., Ltd.	10,952,688	4,482,538
#	TAI Cheung Holdings, Ltd.	4,492,000	2,727,119
	Tan Chong International, Ltd.	3,879,000	1,008,179
	Tao Heung Holdings, Ltd.	747,000	75,996
	Tern Properties Co., Ltd.	146,000	60,061
	Texwinca Holdings, Ltd.	8,742,000	1,721,419
	Tian Teck Land, Ltd.	450,000	285,774
	Transport International Holdings, Ltd.	719,079	1,342,635
	Untrade CW Group Holdings	1,696,500	9,475
	Upbest Group, Ltd.	4,562,000	500,026
	Vedan International Holdings, Ltd.	6,156,000	555,836
	VSTECS Holdings, Ltd.	3,004,000	2,622,708
	Wai Kee Holdings, Ltd.	836,000	408,536
	Wang On Group, Ltd.	120,680,000	884,673
	Wing On Co. International, Ltd.	2,625,500	5,753,886
#	Wing Tai Properties, Ltd.	2,564,749	1,293,293
	Wong's International Holdings, Ltd.	70,000	17,961

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Xingye Alloy Materials Group, Ltd.	1,405,000	$201,668
	Yue Yuen Industrial Holdings, Ltd.	4,183,000	9,099,376
TOTAL HONG KONG			299,230,231
IRELAND — (0.1%)
#*	AIB Group P.L.C.	372,280	661,978
*	Bank of Ireland Group P.L.C.	1,812,068	6,731,600
*	C&C Group P.L.C.	1,918,450	6,052,231
*	Greencore Group P.L.C.	38,369	60,953
*	Permanent TSB Group Holdings P.L.C.	109,538	105,744
TOTAL IRELAND			13,612,506
ISRAEL — (0.9%)
	Africa Israel Residences, Ltd.	3,874	166,778
#	Albaad Massuot Yitzhak, Ltd.	5,216	147,805
*	Alrov Properties and Lodgings, Ltd.	7,679	296,236
#	Ashtrom Group, Ltd.	326,552	6,166,620
*	Avgol Industries 1953, Ltd.	9,139	8,955
#*	Azorim-Investment Development & Construction Co., Ltd.	952,991	2,788,267
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,784	38,260
	Carasso Motors, Ltd.	175,029	732,061
*	Cellcom Israel, Ltd.	196,703	805,433
*	Cellcom Israel, Ltd.	29,907	121,422
*	Clal Insurance Enterprises Holdings, Ltd.	134,799	1,989,082
	Delek Automotive Systems, Ltd.	28,195	279,405
	Delta-Galil Industries, Ltd.	16,361	384,045
#	Dor Alon Energy in Israel 1988, Ltd.	34,372	792,326
#*	El Al Israel Airlines	1,541,614	304,275
#*	Equital, Ltd.	404,046	9,833,091
#	Formula Systems 1985, Ltd.	87,413	7,644,895
*	Hadera Paper, Ltd.	183	9,761
*	Harel Insurance Investments & Financial Services, Ltd.	2,462,320	21,000,534
*	IES Holdings, Ltd.	239	14,472
	Isracard, Ltd.	47,063	177,559
#	Israel Land Development - Urban Renewal, Ltd.	53,389	599,554
#	Isras Investment Co., Ltd.	4,647	934,815
*	Issta Lines, Ltd.	3,796	57,008
*	Kamada, Ltd.	15,121	97,833
	Kenon Holdings, Ltd.	60,583	1,644,314
	Kerur Holdings, Ltd.	2,560	66,127
	Mediterranean Towers, Ltd.	207,639	582,342
#	Meitav Dash Investments, Ltd.	317,570	1,730,614
*	Menora Mivtachim Holdings, Ltd.	515,259	8,544,861
*	Mivtach Shamir Holdings, Ltd.	3,074	103,352
	Mizrahi Tefahot Bank, Ltd.	1	27
#*	Naphtha Israel Petroleum Corp., Ltd.	19,857	88,761
	Nawi Brothers, Ltd.	21,804	111,900
#*	Neto Malinda Trading, Ltd.	3,217	63,129
	Neto ME Holdings, Ltd.	8,823	366,227
*	Oil Refineries, Ltd.	22,599,578	4,501,733
*	Partner Communications Co., Ltd.	89,973	431,162
	Paz Oil Co., Ltd.	52,365	5,147,168
*	Perion Network, Ltd.	111,810	1,612,294
*	Phoenix Holdings, Ltd. (The)	1,516,835	11,912,104
#	Plasson Industries, Ltd.	8,262	431,832
*	Raval Ics, Ltd.	14,781	39,536
	Scope Metals Group, Ltd.	9,233	192,574
	Shalag Industries, Ltd.	6,554	25,498

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Shikun & Binui, Ltd.	251,920	$1,441,035
#	Summit Real Estate Holdings, Ltd.	531,685	7,337,387
	YH Dimri Construction & Development, Ltd.	13,893	590,584
TOTAL ISRAEL			102,355,053
ITALY — (3.3%)
	A2A SpA	83,466	135,347
#*	Aeffe SpA	39,000	48,206
	Anima Holding SpA	4,282,002	19,882,402
	Ascopiave SpA	12,517	54,379
*	Autostrade Meridionali SpA	7,652	169,342
*	Avio SpA	190,682	2,752,459
*	Banca IFIS SpA	224,553	2,276,034
*	Banca Popolare di Sondrio SCPA	8,545,793	20,970,005
*	Banca Profilo SpA	2,698,377	701,072
#*	Banca Sistema SpA	933,340	1,856,682
#*	Banco BPM SpA	15,491,175	33,903,104
*	Banco di Desio e della Brianza SpA	435,527	1,281,294
#*	BPER Banca	19,010,673	34,925,068
#	Buzzi Unicem SpA	892,504	21,958,648
#*	Cairo Communication SpA	910,679	1,269,538
	Cementir Holding NV	1,696,527	13,938,723
*	CIR SpA-Compagnie Industriali	20,682,145	11,540,482
*	Credito Emiliano SpA	1,513,853	7,783,216
*	Credito Valtellinese SpA	108,938	1,518,065
*	d'Amico International Shipping SA	4,318,384	473,617
	Danieli & C Officine Meccaniche SpA	112,077	1,400,839
#	Danieli & C Officine Meccaniche SpA	331,005	6,536,000
	DeA Capital SpA	2,085,525	3,015,173
*	Emak SpA	1,152,554	1,666,625
	ERG SpA	77,815	2,372,775
*	Esprinet SpA	733,994	8,424,239
#*	Fincantieri SpA	4,537,146	2,838,182
*	FNM SpA	3,976,482	2,583,816
#*	Geox SpA	323,801	302,568
#*	Guala Closures SpA	125,317	1,254,199
*	IMMSI SpA	4,551,494	2,171,655
#*	Intek Group SpA	2,909,563	1,205,219
	Italmobiliare SpA	231,334	7,691,033
#*	IVS Group SA	26,868	168,813
	La Doria SpA	167,507	2,714,456
#	Leonardo SpA	2,009,088	13,920,264
*	Mediobanca Banca di Credito Finanziario SpA	3,611,871	32,143,008
	Openjobmetis SpA agenzia per il lavoro	9,549	87,058
#*	OVS SpA	3,695,436	4,567,412
#*	Pirelli & C SpA	4,172,708	21,730,749
#*	Prima Industrie SpA	47,785	822,836
	Reno de Medici SpA	2,944,882	3,578,356
	Sabaf SpA	28,342	566,984
	Saipem SpA	605,457	1,586,458
#	Servizi Italia SpA	38,224	103,889
#*	Societa Cattolica di Assicurazioni SC	2,936,001	13,711,725
*	Sogefi SpA	457,545	630,851
*	Unipol Gruppo SpA	10,098,772	44,309,094
#	UnipolSai Assicurazioni SpA	5,014,386	12,701,785
#	Webuild SpA	3,837,086	5,689,109
TOTAL ITALY			377,932,853

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (22.2%)
	77 Bank, Ltd. (The)	787,000	$9,894,518
	A&A Material Corp.	4,100	42,468
	Achilles Corp.	262,400	3,579,584
	ADEKA Corp.	1,340,300	22,419,237
	AEON Financial Service Co., Ltd.	438,800	5,269,644
*	Ahresty Corp.	483,700	1,615,676
	Aichi Corp.	240,800	2,093,316
	Aichi Steel Corp.	251,200	7,329,199
	Aichi Tokei Denki Co., Ltd.	24,900	1,037,266
	Aida Engineering, Ltd.	347,500	3,290,058
	Ainavo Holdings Co., Ltd.	29,900	315,714
	Aiphone Co., Ltd.	123,900	2,006,778
	Airport Facilities Co., Ltd.	563,300	2,588,921
	Aisan Industry Co., Ltd.	892,130	4,305,020
	Akatsuki Corp.	29,700	101,011
	Akita Bank, Ltd. (The)	140,300	1,830,933
	Albis Co., Ltd.	27,600	641,073
	Alconix Corp.	280,499	4,240,104
	Alinco, Inc.	163,200	1,472,319
	Alpen Co., Ltd.	357,700	7,685,180
	Alpha Corp.	141,900	1,345,467
	Alps Logistics Co., Ltd.	168,000	1,744,003
	Anabuki Kosan, Inc.	17,200	269,918
	AOI Electronics Co., Ltd.	24,100	479,365
	AOI TYO Holdings, Inc.	218,500	928,340
	AOKI Holdings, Inc.	105,722	539,662
	Aomori Bank, Ltd. (The)	350,900	7,863,652
	Aozora Bank, Ltd.	277,500	5,114,429
	Arakawa Chemical Industries, Ltd.	390,500	4,432,819
	Araya Industrial Co., Ltd.	81,600	1,051,250
	Arcland Sakamoto Co., Ltd.	130,500	1,841,191
	Arcs Co., Ltd.	109,900	2,432,499
#	Arealink Co., Ltd.	105,200	962,489
	Arisawa Manufacturing Co., Ltd.	651,382	5,993,909
	Artnature, Inc.	56,400	346,305
	Asahi Broadcasting Group Holdings Corp.	140,900	941,597
	Asahi Diamond Industrial Co., Ltd.	840,800	3,657,994
	Asahi Kogyosha Co., Ltd.	93,724	2,608,341
	Asahi Printing Co., Ltd.	11,900	106,576
	Asahi Yukizai Corp.	336,300	4,879,676
#	Asanuma Corp.	75,500	3,058,255
	Asax Co., Ltd.	24,700	172,571
#	Ashimori Industry Co., Ltd.	120,399	1,067,052
	Asia Pile Holdings Corp.	557,500	2,560,690
	ASKA Pharmaceutical Co., Ltd.	207,300	2,991,138
#	Asti Corp.	55,500	776,380
	Avantia Co., Ltd.	76,100	625,026
	Awa Bank, Ltd. (The)	709,620	14,764,736
	Bando Chemical Industries, Ltd.	439,400	2,749,338
	Bank of Iwate, Ltd. (The)	159,200	2,936,507
	Bank of Kochi, Ltd. (The)	102,799	698,854
	Bank of Nagoya, Ltd. (The)	14,170	351,856
	Bank of Okinawa, Ltd. (The)	336,840	8,624,632
	Bank of Saga, Ltd. (The)	25,580	315,777
	Bank of the Ryukyus, Ltd.	856,000	5,985,037
	Bank of Toyama, Ltd. (The)	2,600	70,344
	Belluna Co., Ltd.	585,224	6,418,499
	Bunka Shutter Co., Ltd.	580,600	5,180,852
	Canon Electronics, Inc.	124,900	2,095,702

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Carlit Holdings Co., Ltd.	372,700	$2,561,379
	Cawachi, Ltd.	399,800	11,172,262
	Central Glass Co., Ltd.	887,200	18,136,328
	Chiba Kogyo Bank, Ltd. (The)	867,400	1,965,880
	Chino Corp.	50,500	671,127
	Chiyoda Integre Co., Ltd.	134,500	2,226,522
	Chori Co., Ltd.	80,000	1,166,174
	Chubu Shiryo Co., Ltd.	356,600	4,784,625
	Chudenko Corp.	98,560	2,001,506
	Chuetsu Pulp & Paper Co., Ltd.	159,600	1,831,177
#	Chugai Ro Co., Ltd.	37,900	582,435
	Chugoku Bank, Ltd. (The)	91,300	710,359
	Chukyo Bank, Ltd. (The)	174,400	3,028,414
	Chuo Gyorui Co., Ltd.	61,100	1,649,822
	Chuo Spring Co., Ltd.	89,800	2,464,389
	Chuo Warehouse Co., Ltd.	21,900	235,632
	CI Takiron Corp.	985,100	6,126,661
	Citizen Watch Co., Ltd.	2,295,000	6,978,358
	Cleanup Corp.	553,800	2,429,494
	CMK Corp.	945,600	3,691,233
	Comany, Inc.	14,500	142,713
	Corona Corp.	236,800	2,095,394
	Cosmo Energy Holdings Co., Ltd.	413,300	9,152,414
#	Cosmos Initia Co., Ltd.	93,800	322,342
	Create Medic Co., Ltd.	20,800	192,817
	Credit Saison Co., Ltd.	226,300	2,581,324
#	CTI Engineering Co., Ltd.	218,500	5,088,146
	Dai Nippon Toryo Co., Ltd.	125,300	1,107,496
	Dai-Dan Co., Ltd.	213,700	5,798,939
	Daido Kogyo Co., Ltd.	165,989	1,149,938
	Daido Metal Co., Ltd.	586,800	2,813,300
	Daido Steel Co., Ltd.	297,000	12,153,472
	Daidoh, Ltd.	85,800	151,577
	Daihatsu Diesel Manufacturing Co., Ltd.	290,100	1,138,163
	Daiho Corp.	236,200	8,398,432
	Daiichi Jitsugyo Co., Ltd.	134,300	5,304,282
	Daiichi Kensetsu Corp.	12,800	210,314
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	182,900	1,583,215
	Daiken Corp.	2,300	39,151
	Daiki Aluminium Industry Co., Ltd.	617,000	4,227,021
	Daikoku Denki Co., Ltd.	150,200	1,249,208
	Daikyonishikawa Corp.	109,800	813,325
	Dainichi Co., Ltd.	218,400	1,818,608
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	199,900	4,260,487
	Daishi Hokuetsu Financial Group, Inc.	819,843	17,113,621
	Daishinku Corp.	78,000	1,757,654
	Daisue Construction Co., Ltd.	122,100	968,981
	Daito Bank, Ltd. (The)	345,200	2,014,421
	Daitron Co., Ltd.	700	10,637
	Daiwa Industries, Ltd.	208,500	2,060,144
	DCM Holdings Co., Ltd.	1,616,800	16,337,617
	Denyo Co., Ltd.	273,500	5,360,973
	DKK Co., Ltd.	14,200	366,988
	DMW Corp.	46,100	1,653,256
	Doutor Nichires Holdings Co., Ltd.	6,900	102,583
#	DyDo Group Holdings, Inc.	19,000	957,255
#	Dynic Corp.	39,100	293,421
	Eagle Industry Co., Ltd.	224,100	2,339,440
#	EDION Corp.	2,167,000	21,236,615

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ehime Bank, Ltd. (The)	622,299	$5,731,977
	Eizo Corp.	19,800	711,150
	Elematec Corp.	170,600	1,616,324
	Endo Lighting Corp.	216,400	1,153,186
	Enomoto Co., Ltd.	16,700	238,137
	Eslead Corp.	182,600	2,588,374
	Exedy Corp.	429,700	6,433,191
	FALCO HOLDINGS Co., Ltd.	14,100	229,488
	FCC Co., Ltd.	38,500	617,720
	Fenwal Controls of Japan, Ltd.	11,200	141,764
	Ferrotec Holdings Corp.	282,600	4,529,470
	FIDEA Holdings Co., Ltd.	3,264,800	3,344,281
	First Bank of Toyama, Ltd. (The)	183,100	503,938
	First Juken Co., Ltd.	122,100	1,234,090
	FJ Next Co., Ltd.	350,300	3,380,283
	Foster Electric Co., Ltd.	314,800	4,670,869
	F-Tech, Inc.	280,600	1,668,504
	Fuji Co., Ltd.	88,700	1,668,459
	Fuji Corp., Ltd.	447,700	2,711,427
	Fuji Die Co., Ltd.	800	4,976
	Fujikura Composites, Inc.	475,600	1,791,010
	Fujikura Kasei Co., Ltd.	456,000	2,149,333
*	Fujikura, Ltd.	3,259,800	15,277,524
	Fujisash Co., Ltd.	1,137,400	858,429
	FuKoKu Co., Ltd.	223,100	1,433,724
	Fukuda Corp.	110,400	5,373,684
	Fukui Bank, Ltd. (The)	84,200	1,511,466
	Fukuyama Transporting Co., Ltd.	117,000	4,561,937
	Furukawa Co., Ltd.	528,500	6,118,535
	Furukawa Electric Co., Ltd.	922,400	24,871,666
	Furuno Electric Co., Ltd.	585,500	6,363,005
	Furusato Industries, Ltd.	168,800	2,044,538
	Fuso Pharmaceutical Industries, Ltd.	52,400	1,317,853
	Futaba Industrial Co., Ltd.	692,100	3,322,239
	Fuyo General Lease Co., Ltd.	277,000	19,197,945
	Gecoss Corp.	329,300	2,964,504
	Geo Holdings Corp.	358,400	4,205,763
	Glory, Ltd.	61,700	1,195,938
	Godo Steel, Ltd.	293,900	5,396,981
	Goldcrest Co., Ltd.	260,030	4,477,049
	Grandy House Corp.	266,100	1,025,404
	GSI Creos Corp.	83,307	1,478,500
	G-Tekt Corp.	414,800	5,809,096
	Gun-Ei Chemical Industry Co., Ltd.	117,100	2,856,762
	Gunma Bank, Ltd. (The)	2,845,096	8,775,715
	Gunze, Ltd.	265,700	8,472,846
	H2O Retailing Corp.	1,281,339	9,205,616
	Hachijuni Bank, Ltd. (The)	538,800	1,722,690
#	Hagiwara Electric Holdings Co., Ltd.	116,300	2,939,076
	Hakuto Co., Ltd.	275,700	3,225,920
	Hanwa Co., Ltd.	616,900	15,936,141
	Happinet Corp.	114,600	1,699,662
	Hard Off Corp. Co., Ltd.	64,900	470,676
#	Harima Chemicals Group, Inc.	382,100	3,327,360
	Haruyama Holdings, Inc.	186,300	1,208,277
	Heian Ceremony Service Co., Ltd.	1,200	9,969
	Heiwa Corp.	242,500	3,400,008
	Heiwa Real Estate Co., Ltd.	387,300	13,253,144
	Heiwado Co., Ltd.	452,124	9,346,603

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hibiya Engineering, Ltd.	125,000	$2,210,485
	HI-LEX Corp.	81,800	1,160,426
	Hirakawa Hewtech Corp.	63,700	759,957
	Hirogin Holdings, Inc.	2,054,600	11,937,227
	Hisaka Works, Ltd.	120,400	932,116
	Hitachi Zosen Corp.	2,483,619	14,174,862
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,599	3,304,787
	Hokkan Holdings, Ltd.	196,000	2,678,647
	Hokko Chemical Industry Co., Ltd.	384,600	4,249,279
	Hokkoku Bank, Ltd. (The)	604,416	13,933,068
	Hokuetsu Corp.	3,159,674	13,444,918
	Hokuhoku Financial Group, Inc.	1,846,700	16,299,396
#	Hokuriku Electric Industry Co., Ltd.	58,900	509,014
	Hokuriku Electrical Construction Co., Ltd.	154,000	1,776,642
	H-One Co., Ltd.	463,700	3,324,366
	Honshu Chemical Industry Co., Ltd.	19,300	335,413
	Hoosiers Holdings	433,300	2,742,743
	Hosiden Corp.	970,700	8,836,458
	Howa Machinery, Ltd.	153,400	1,232,356
	Hyakugo Bank, Ltd. (The)	1,823,555	5,113,151
	Hyakujushi Bank, Ltd. (The)	369,200	5,254,767
#	Ichikawa Co., Ltd.	23,400	284,894
#	Ichiken Co., Ltd.	62,100	1,116,389
	Ichinen Holdings Co., Ltd.	52,400	612,761
	IDEA Consultants, Inc.	3,800	62,433
	Iino Kaiun Kaisha, Ltd.	1,423,800	5,486,064
	IJTT Co., Ltd.	435,860	2,005,155
	Ikegami Tsushinki Co., Ltd.	43,400	354,004
#	Imagica Group, Inc.	96,000	337,998
#	Imasen Electric Industrial	119,499	803,968
#	Inaba Seisakusho Co., Ltd.	105,100	1,420,719
	Inabata & Co., Ltd.	1,128,700	15,846,542
	Ines Corp.	584,900	7,957,262
	Innotech Corp.	398,000	4,670,383
	I-O Data Device, Inc.	154,800	1,518,790
	I-PEX, Inc.	149,800	3,011,668
	Ise Chemicals Corp.	12,500	386,285
*	Iseki & Co., Ltd.	344,200	4,448,017
	Ishihara Sangyo Kaisha, Ltd.	636,400	4,471,491
	Ishizuka Glass Co., Ltd.	55,999	963,292
	Itochu Enex Co., Ltd.	721,600	6,934,776
	Itochu-Shokuhin Co., Ltd.	68,000	3,424,180
	Itoham Yonekyu Holdings, Inc.	18,700	126,540
	Itoki Corp.	879,647	2,725,784
	IwaiCosmo Holdings, Inc.	361,600	4,845,131
	Iwaki & Co., Ltd.	614,300	3,778,730
	Iwasaki Electric Co., Ltd.	160,700	2,106,022
*	Iwatsu Electric Co., Ltd.	127,900	1,021,695
	Iyo Bank, Ltd. (The)	323,100	1,854,438
	J Front Retailing Co., Ltd.	344,200	2,851,585
	Jaccs Co., Ltd.	389,300	6,945,587
	Jafco Group Co., Ltd.	501,500	27,121,353
	Jalux, Inc.	2,600	34,287
	Janome Sewing Machine Co., Ltd.	279,800	2,185,742
#	Japan Asia Group, Ltd.	415,400	4,774,977
#*	Japan Display, Inc.	3,962,599	1,774,687
	Japan Foundation Engineering Co., Ltd.	288,400	1,290,625
	Japan Oil Transportation Co., Ltd.	51,521	1,292,104
	Japan Pulp & Paper Co., Ltd.	207,000	7,003,079

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Securities Finance Co., Ltd.	82,400	$409,268
	Japan Transcity Corp.	970,400	4,855,362
	Japan Wool Textile Co., Ltd. (The)	709,400	6,453,857
	Jimoto Holdings, Inc.	186,090	1,427,502
#	JK Holdings Co., Ltd.	231,500	1,789,826
	JMS Co., Ltd.	356,043	3,176,879
	J-Oil Mills, Inc.	234,900	8,290,618
	Joshin Denki Co., Ltd.	87,800	2,299,176
	JSP Corp.	59,100	956,060
	Juroku Bank, Ltd. (The)	283,300	4,992,597
	JVCKenwood Corp.	2,570,630	4,272,847
	K&O Energy Group, Inc.	302,300	4,125,750
	Kaga Electronics Co., Ltd.	373,800	8,729,112
	Kamei Corp.	715,800	8,160,382
	Kanaden Corp.	403,300	4,671,240
	Kanagawa Chuo Kotsu Co., Ltd.	7,100	261,920
	Kanamoto Co., Ltd.	105,200	2,249,981
	Kandenko Co., Ltd.	1,040,300	8,967,088
	Kanefusa Corp.	4,100	23,444
	Kaneka Corp.	54,100	1,942,895
	Kanematsu Corp.	808,300	10,166,008
	Kasai Kogyo Co., Ltd.	203,000	756,639
	Katakura & Co-op Agri Corp.	17,000	201,622
#	Katakura Industries Co., Ltd.	229,400	2,929,010
	Kato Works Co., Ltd.	84,473	769,748
	Kawada Technologies, Inc.	103,800	4,170,790
#	Kawagishi Bridge Works Co., Ltd.	14,699	342,839
	Keihin Co., Ltd.	42,300	540,660
	Keiyo Bank, Ltd. (The)	2,056,900	7,869,979
	KEL Corp.	33,700	302,732
#	Kimura Unity Co., Ltd.	42,900	449,812
	King Co., Ltd.	65,400	369,408
*	Kinki Sharyo Co., Ltd. (The)	8,400	99,121
	Kitagawa Corp.	177,100	2,266,719
	Kita-Nippon Bank, Ltd. (The)	152,400	2,699,536
	Kitano Construction Corp.	102,827	2,379,484
	Kitz Corp.	59,500	341,856
	Kiyo Bank, Ltd. (The)	1,268,600	16,364,770
	Koa Corp.	77,689	1,182,512
	Koatsu Gas Kogyo Co., Ltd.	191,300	1,373,593
*	Kobe Steel, Ltd.	4,524,000	21,045,646
	Kohnan Shoji Co., Ltd.	392,900	10,683,940
	Kojima Co., Ltd.	215,000	1,274,089
	Kokuyo Co., Ltd.	227,411	2,959,926
	KOMAIHALTEC, Inc.	19,600	399,009
	Komatsu Matere Co., Ltd.	273,700	2,547,498
	Komatsu Wall Industry Co., Ltd.	154,600	2,556,898
	Komehyo Holdings Co., Ltd.	80,100	543,378
	Komeri Co., Ltd.	467,800	12,422,261
	Konica Minolta, Inc.	3,969,600	17,220,472
	Konishi Co., Ltd.	6,500	98,286
	Konoike Transport Co., Ltd.	296,200	2,908,040
*	Kosaido Co., Ltd.	170,200	1,376,080
	KRS Corp.	109,300	1,623,065
	KU Holdings Co., Ltd.	266,500	2,071,769
	Kurabo Industries, Ltd.	525,300	9,040,092
	Kureha Corp.	245,500	15,206,377
	Kurimoto, Ltd.	225,500	3,557,585
	Kuriyama Holdings Corp.	27,500	171,708

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KVK Corp.	2,500	$44,633
	Kyodo Printing Co., Ltd.	201,000	6,858,091
	Kyoei Steel, Ltd.	620,000	7,983,289
	Kyokuto Boeki Kaisha, Ltd.	56,500	733,886
	Kyokuto Kaihatsu Kogyo Co., Ltd.	848,350	11,658,927
	Kyoritsu Printing Co., Ltd.	446,800	521,000
	Kyosan Electric Manufacturing Co., Ltd.	771,800	3,007,230
	Kyowa Electronic Instruments Co., Ltd.	388,700	1,422,870
	Kyowa Leather Cloth Co., Ltd.	367,800	2,221,048
	Kyushu Financial Group, Inc.	1,309,995	5,239,166
	Kyushu Leasing Service Co., Ltd.	39,400	230,141
	Lonseal Corp.	9,900	138,854
	Look Holdings, Inc.	146,499	1,250,886
	Macnica Fuji Electronics Holdings, Inc.	708,150	14,840,138
	Maeda Corp.	1,470,200	12,038,166
	Maezawa Industries, Inc.	33,900	183,560
	Maezawa Kasei Industries Co., Ltd.	166,100	1,508,116
	Maezawa Kyuso Industries Co., Ltd.	164,200	3,443,912
	Makino Milling Machine Co., Ltd.	259,400	10,453,621
	Mars Group Holdings Corp.	13,500	196,662
#	Marubun Corp.	156,300	804,597
	Marudai Food Co., Ltd.	564,200	9,141,157
	Maruha Nichiro Corp.	8,800	197,998
#	Maruka Corp.	56,600	1,037,709
	Marusan Securities Co., Ltd.	23,300	115,050
#	Maruyama Manufacturing Co., Inc.	36,200	534,408
	Maruzen CHI Holdings Co., Ltd.	25,800	91,190
	Maruzen Showa Unyu Co., Ltd.	287,000	9,212,481
	Matsuda Sangyo Co., Ltd.	209,000	3,581,950
#	Matsui Construction Co., Ltd.	409,200	2,764,330
*	Maxell Holdings, Ltd.	719,100	9,447,966
	Megmilk Snow Brand Co., Ltd.	2,500	53,936
	Meiji Electric Industries Co., Ltd.	31,400	437,867
	Meiji Shipping Co., Ltd.	16,100	58,938
	Meisei Industrial Co., Ltd.	427,000	3,189,465
#	Meiwa Corp.	279,800	1,191,389
	Meiwa Estate Co., Ltd.	258,500	1,491,417
	Mikuni Corp.	555,500	1,439,322
#	Miraial Co., Ltd.	87,200	909,037
	Mirait Holdings Corp.	369,350	5,887,064
	Mitani Corp.	2,700	175,347
#	Mitani Sangyo Co., Ltd.	118,700	480,253
	Mito Securities Co., Ltd.	60,900	144,175
*	Mitsuba Corp.	493,999	1,989,986
	Mitsubishi Kakoki Kaisha, Ltd.	11,400	333,005
	Mitsubishi Paper Mills, Ltd.	544,900	1,755,494
	Mitsubishi Shokuhin Co., Ltd.	800	21,654
*	Mitsubishi Steel Manufacturing Co., Ltd.	37,200	218,425
	Mitsuboshi Belting, Ltd.	15,800	248,875
	Mitsui Matsushima Holdings Co., Ltd.	223,200	1,638,146
	Mitsui Mining & Smelting Co., Ltd.	50,300	1,751,750
	Mitsui Sugar Co., Ltd.	119,200	2,115,543
	Mitsui-Soko Holdings Co., Ltd.	311,300	6,653,261
	Mitsuuroko Group Holdings Co., Ltd.	612,000	7,912,802
	Miyaji Engineering Group, Inc.	112,600	2,649,599
	Miyazaki Bank, Ltd. (The)	367,926	7,517,471
	Miyoshi Oil & Fat Co., Ltd.	122,000	1,360,968
	Mizuho Leasing Co., Ltd.	372,900	11,597,473
	Mizuno Corp.	248,779	4,948,407

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MORESCO Corp.	22,900	$248,236
	Morito Co., Ltd.	215,100	1,235,114
	Mory Industries, Inc.	131,700	2,839,068
	Mugen Estate Co., Ltd.	145,900	629,241
	Murakami Corp.	50,800	1,242,116
	Musashino Bank, Ltd. (The)	451,600	6,487,935
	Nachi-Fujikoshi Corp.	16,900	676,609
	Nadex Co., Ltd.	41,100	277,430
	Nafco Co., Ltd.	70,500	1,326,306
	Nagano Bank, Ltd. (The)	99,399	1,178,648
	Nagano Keiki Co., Ltd.	114,800	1,031,953
	Nagase & Co., Ltd.	1,216,700	17,448,171
	Nakabayashi Co., Ltd.	547,400	3,223,143
#	Nakano Corp.	299,500	1,121,884
	Nakayama Steel Works, Ltd.	371,600	1,281,667
	Nakayo, Inc.	18,700	258,566
	Nanto Bank, Ltd. (The)	322,899	5,163,076
	Narasaki Sangyo Co., Ltd.	34,600	732,683
	NEC Capital Solutions, Ltd.	214,400	3,893,984
	Neturen Co., Ltd.	713,400	3,280,619
	NHK Spring Co., Ltd.	1,395,800	9,548,106
#	Nicca Chemical Co., Ltd.	34,000	278,775
#	Nichia Steel Works, Ltd.	486,599	1,366,114
	Nichicon Corp.	342,900	4,660,090
	Nichiden Corp.	52,100	1,072,362
#	Nichi-iko Pharmaceutical Co., Ltd.	211,400	2,051,872
	Nichimo Co., Ltd.	53,700	954,904
	Nichireki Co., Ltd.	480,200	6,724,855
	Nichirin Co., Ltd.	71,560	1,016,656
	Nihon Denkei Co., Ltd.	41,500	505,056
	Nihon Kagaku Sangyo Co., Ltd.	61,400	759,522
	Nihon Nohyaku Co., Ltd.	568,500	2,591,004
	Nihon Plast Co., Ltd.	278,200	1,344,921
	Nihon Tokushu Toryo Co., Ltd.	160,000	1,590,012
	Nihon Yamamura Glass Co., Ltd.	106,200	873,399
	Nikkato Corp.	1,400	10,644
	Nikko Co., Ltd.	466,300	3,165,490
	Nikkon Holdings Co., Ltd.	521,500	10,524,028
	Nippi, Inc.	13,000	472,343
	Nippn Corp.	305,200	4,804,904
	Nippon Beet Sugar Manufacturing Co., Ltd.	259,800	4,020,122
	Nippon Carbide Industries Co., Inc.	138,000	1,667,881
	Nippon Chemical Industrial Co., Ltd.	197,600	5,655,405
*	Nippon Chemi-Con Corp.	172,300	3,176,342
	Nippon Chemiphar Co., Ltd.	5,500	117,194
	Nippon Coke & Engineering Co., Ltd.	3,394,300	3,105,969
	Nippon Concrete Industries Co., Ltd.	811,100	2,376,217
	Nippon Densetsu Kogyo Co., Ltd.	246,600	4,601,020
	Nippon Electric Glass Co., Ltd.	875,500	19,234,480
	Nippon Felt Co., Ltd.	129,400	537,103
#	Nippon Filcon Co., Ltd.	164,400	788,402
#	Nippon Fine Chemical Co., Ltd.	159,000	2,076,949
	Nippon Hume Corp.	545,400	3,954,550
	Nippon Koei Co., Ltd.	274,200	7,062,540
*	Nippon Koshuha Steel Co., Ltd.	30,000	99,391
	Nippon Light Metal Holdings Co., Ltd.	1,057,450	19,092,669
	Nippon Paper Industries Co., Ltd.	695,400	8,490,898
	Nippon Pillar Packing Co., Ltd.	275,900	4,394,000
	Nippon Piston Ring Co., Ltd.	185,800	1,674,494

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Road Co., Ltd. (The)	183,800	$12,719,062
	Nippon Seiki Co., Ltd.	467,100	5,726,070
	Nippon Seisen Co., Ltd.	58,700	2,116,410
*	Nippon Sheet Glass Co., Ltd.	88,698	395,705
	Nippon Signal Co., Ltd.	518,700	4,619,357
	Nippon Soda Co., Ltd.	463,700	13,281,409
	Nippon Steel Trading Corp.	311,580	10,688,882
	Nippon Suisan Kaisha, Ltd.	375,700	1,568,798
#	Nippon Thompson Co., Ltd.	1,147,400	5,247,491
	Nippon Tungsten Co., Ltd.	3,900	65,987
	Nippon Yakin Kogyo Co., Ltd.	259,950	4,316,427
	Nishikawa Rubber Co., Ltd.	21,100	294,167
	Nishimatsu Construction Co., Ltd.	876,715	20,315,977
	Nishimoto Co., Ltd.	3,200	80,935
	Nishi-Nippon Financial Holdings, Inc.	1,714,600	10,307,777
	Nishio Rent All Co., Ltd.	66,800	1,392,045
	Nissan Shatai Co., Ltd.	424,400	3,329,282
	Nissan Tokyo Sales Holdings Co., Ltd.	479,300	1,187,733
	Nissei Corp.	2,100	22,380
	Nissei Plastic Industrial Co., Ltd.	284,000	2,377,851
	Nisshin Group Holdings Co., Ltd.	839,700	3,311,019
	Nisshin Oillio Group, Ltd. (The)	622,000	18,115,190
	Nisshinbo Holdings, Inc.	2,332,288	17,347,553
	Nissin Corp.	273,500	3,256,844
	Nissin Sugar Co., Ltd.	303,600	5,394,935
	Nitta Gelatin, Inc.	159,600	1,016,152
	Nittan Valve Co., Ltd.	284,600	589,608
	Nittetsu Mining Co., Ltd.	128,699	6,785,733
	Nitto Fuji Flour Milling Co., Ltd.	33,400	2,139,872
	Nitto Kogyo Corp.	3,700	72,192
	Nitto Kohki Co., Ltd.	8,300	134,763
#	Nitto Seiko Co., Ltd.	473,800	2,036,083
	Nittobest Corp.	100	770
	NJS Co., Ltd.	19,000	358,330
	Noda Corp.	77,500	505,169
	NOK Corp.	34,200	446,271
	Noritake Co., Ltd.	166,000	5,153,958
	Noritsu Koki Co., Ltd.	100,300	2,019,964
	Noritz Corp.	407,100	5,838,444
	North Pacific Bank, Ltd.	5,201,300	10,528,744
	Nozawa Corp.	22,200	143,912
	NS United Kaiun Kaisha, Ltd.	277,600	3,756,376
*	NTN Corp.	5,293,000	13,980,567
	Ogaki Kyoritsu Bank, Ltd. (The)	471,300	8,913,061
#	Ohashi Technica, Inc.	157,700	2,010,855
	Oita Bank, Ltd. (The)	200,800	3,861,310
	Okabe Co., Ltd.	402,200	2,973,456
	Okamura Corp.	113,100	992,593
	Okasan Securities Group, Inc.	424,700	1,528,286
	Okumura Corp.	218,300	5,440,956
	Okura Industrial Co., Ltd.	226,000	4,009,923
	Okuwa Co., Ltd.	295,700	3,575,614
	Olympic Group Corp.	124,800	1,062,985
	ONO Sokki Co., Ltd.	61,400	313,715
	Onoken Co., Ltd.	373,200	4,318,580
	Origin Co., Ltd.	109,900	1,413,952
	Osaka Steel Co., Ltd.	468,400	5,380,376
	Osaki Electric Co., Ltd.	780,900	4,313,525
	OUG Holdings, Inc.	11,600	312,928

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pacific Industrial Co., Ltd.	743,000	$7,792,334
	Parker Corp.	31,800	143,472
	Pegasus Sewing Machine Manufacturing Co., Ltd.	255,000	857,065
	Piolax, Inc.	407,000	5,923,458
	Press Kogyo Co., Ltd.	2,419,000	7,091,221
	PS Mitsubishi Construction Co., Ltd.	273,300	1,574,337
	Punch Industry Co., Ltd.	229,400	901,521
	Rasa Corp.	128,000	1,095,124
	Rasa Industries, Ltd.	24,000	537,897
	Restar Holdings Corp.	13,500	269,491
	Rhythm Co., Ltd.	224,200	1,518,574
	Ricoh Leasing Co., Ltd.	379,100	11,168,418
	Riken Corp.	167,600	3,301,827
	Riken Technos Corp.	977,700	4,239,693
	Rix Corp.	13,500	205,334
	Roland DG Corp.	5,500	90,465
*	Ryobi, Ltd.	580,500	6,648,117
	Ryoden Corp.	356,800	5,493,827
	Ryosan Co., Ltd.	48,700	1,082,246
	S LINE Co., Ltd.	18,800	159,201
	Sakai Chemical Industry Co., Ltd.	448,200	8,726,290
	Sakai Heavy Industries, Ltd.	85,700	1,755,031
	Sakai Ovex Co., Ltd.	129,600	2,704,862
	Sala Corp.	522,500	2,842,774
	San Holdings, Inc.	181,800	2,019,571
	San ju San Financial Group, Inc.	174,019	2,079,655
#	San-Ai Oil Co., Ltd.	1,105,100	11,360,898
	Sanei Architecture Planning Co., Ltd.	13,800	230,835
	San-In Godo Bank, Ltd. (The)	3,145,200	14,242,657
	Sanki Engineering Co., Ltd.	813,900	9,671,837
	Sanko Gosei, Ltd.	21,000	85,007
	Sanko Metal Industrial Co., Ltd.	46,500	1,224,087
	Sankyo Co., Ltd.	313,400	8,951,595
	Sankyo Seiko Co., Ltd.	526,600	2,327,247
	Sankyo Tateyama, Inc.	556,800	4,270,505
#	Sansei Technologies, Inc.	14,300	82,695
#	Sansha Electric Manufacturing Co., Ltd.	176,700	1,523,475
	Sanyo Chemical Industries, Ltd.	190,800	9,564,363
	Sanyo Denki Co., Ltd.	42,200	2,530,109
	Sanyo Industries, Ltd.	59,400	1,049,109
*	Sanyo Special Steel Co., Ltd.	474,800	6,629,875
	Sata Construction Co., Ltd.	75,700	318,145
#	Sato Shoji Corp.	236,700	2,063,239
#	Sawada Holdings Co., Ltd.	126,500	1,122,220
*	Saxa Holdings, Inc.	155,899	2,112,226
	Seibu Electric & Machinery Co., Ltd.	5,500	66,120
	Seika Corp.	169,900	2,187,780
	Seikitokyu Kogyo Co., Ltd.	441,470	3,390,726
	Seiko Holdings Corp.	361,500	4,858,798
	Sekisui Jushi Corp.	174,100	3,361,963
	Sekisui Kasei Co., Ltd.	664,200	3,383,366
	Senshu Electric Co., Ltd.	120,200	3,546,472
	Senshu Ikeda Holdings, Inc.	3,385,200	4,814,785
	Shibaura Machine Co., Ltd.	19,900	477,969
	Shibaura Mechatronics Corp.	30,199	1,536,334
	Shibusawa Warehouse Co., Ltd. (The)	134,600	2,757,330
	Shiga Bank, Ltd. (The)	451,000	8,248,738
#	Shikibo, Ltd.	230,700	2,209,458
	Shikoku Bank, Ltd. (The)	597,100	3,784,182

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin Nippon Air Technologies Co., Ltd.	50,220	$1,012,184
	Shinagawa Refractories Co., Ltd.	134,300	3,425,812
	Shindengen Electric Manufacturing Co., Ltd.	101,400	2,600,652
	Shin-Etsu Polymer Co., Ltd.	148,500	1,382,079
	Shinko Shoji Co., Ltd.	3,500	25,607
	Shinmaywa Industries, Ltd.	47,100	408,519
	Shinnihon Corp.	312,800	2,501,365
	Shinobu Foods Products Co., Ltd.	1,900	10,908
	Shinsho Corp.	109,599	1,857,763
	Shinwa Co., Ltd.	11,800	78,353
	Shizuoka Gas Co., Ltd.	797,800	7,235,765
	Sigma Koki Co., Ltd.	10,900	140,494
	Sinanen Holdings Co., Ltd.	171,500	4,801,970
	Sinfonia Technology Co., Ltd.	18,900	259,080
	Sintokogio, Ltd.	743,662	5,098,484
	SK-Electronics Co., Ltd.	30,900	375,176
	SKY Perfect JSAT Holdings, Inc.	2,481,700	10,899,593
#	SMK Corp.	84,099	2,401,433
	SNT Corp.	1,070,200	2,067,547
#	Soda Nikka Co., Ltd.	217,900	1,088,900
	Sodick Co., Ltd.	616,800	5,516,170
	Soft99 Corp.	80,400	928,149
	Soken Chemical & Engineering Co., Ltd.	53,500	965,121
#	Space Co., Ltd.	3,300	24,372
	Space Value Holdings Co., Ltd.	329,000	2,126,838
	SPK Corp.	84,836	1,011,382
	Starzen Co., Ltd.	72,000	2,901,845
#	Subaru Enterprise Co., Ltd.	23,300	1,847,646
	Sugimoto & Co., Ltd.	147,700	3,231,207
#	Suminoe Textile Co., Ltd.	166,300	3,206,286
	Sumitomo Mitsui Construction Co., Ltd.	532,000	2,214,001
	Sumitomo Osaka Cement Co., Ltd.	290,599	8,790,547
*	Sumitomo Precision Products Co., Ltd.	78,816	1,460,491
	Sumitomo Riko Co., Ltd.	820,700	4,589,271
	Sumitomo Seika Chemicals Co., Ltd.	64,100	2,632,617
	Sumitomo Warehouse Co., Ltd. (The)	1,213,100	14,789,406
	Sun Frontier Fudousan Co., Ltd.	73,100	615,467
	Suncall Corp.	223,000	1,007,353
#	Sun-Wa Technos Corp.	254,700	2,529,248
#	Suruga Bank, Ltd.	144,200	424,044
	Suzuki Co., Ltd.	146,200	1,564,970
	T RAD Co., Ltd.	155,200	2,010,841
	T&K Toka Co., Ltd.	227,900	1,835,482
	Tachibana Eletech Co., Ltd.	352,720	5,337,806
#	Tachikawa Corp.	224,800	2,724,194
	Tachi-S Co., Ltd.	433,400	4,421,000
#	Tadano, Ltd.	685,800	6,690,930
	Taihei Dengyo Kaisha, Ltd.	332,100	7,796,622
	Taiheiyo Kouhatsu, Inc.	211,700	1,262,233
	Taiho Kogyo Co., Ltd.	435,000	2,953,244
	Taiko Bank, Ltd. (The)	32,000	395,227
	Taisei Oncho Co., Ltd.	200	3,822
	Takachiho Koheki Co., Ltd.	63,200	713,301
	Takano Co., Ltd.	227,500	1,287,343
	Takaoka Toko Co., Ltd.	205,944	2,984,374
	Takara Leben Co., Ltd.	252,000	759,712
	Takara Standard Co., Ltd.	517,552	7,235,960
	Takasago International Corp.	164,400	4,062,865
	Takashima & Co., Ltd.	42,600	676,430

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Takashimaya Co., Ltd.	1,104,017	$10,482,679
	Take And Give Needs Co., Ltd.	89,580	489,470
	TAKEBISHI Corp.	37,600	571,197
	Takisawa Machine Tool Co., Ltd.	120,600	1,149,895
	Tanabe Engineering Corp.	25,500	198,834
	Tatsuta Electric Wire and Cable Co., Ltd.	369,100	2,416,330
	Tayca Corp.	14,500	204,739
	Tbk Co., Ltd.	665,500	2,785,772
#	TECHNO ASSOCIE Co., Ltd.	167,000	1,626,825
#	Techno Ryowa, Ltd.	222,670	1,868,180
#	Techno Smart Corp.	2,700	25,836
	Teikoku Tsushin Kogyo Co., Ltd.	165,000	1,703,456
	Tekken Corp.	173,800	3,077,420
	Tenma Corp.	379,600	7,730,258
	Teraoka Seisakusho Co., Ltd.	12,400	46,003
	Terasaki Electric Co., Ltd.	13,100	138,895
	Tigers Polymer Corp.	299,000	1,145,995
	Toa Corp.	172,800	1,401,118
#	Toa Corp.	275,000	5,378,198
	Toa Oil Co., Ltd.	133,700	3,588,909
	TOA ROAD Corp.	103,200	3,660,862
	Toabo Corp.	73,100	326,996
	Toagosei Co., Ltd.	1,736,700	18,404,317
	Tobishima Corp.	179,500	1,797,305
	TOC Co., Ltd.	70,800	487,187
	Toda Corp.	247,900	1,749,309
	Toenec Corp.	221,300	7,766,515
	Togami Electric Manufacturing Co., Ltd.	13,000	207,384
	Toho Acetylene Co., Ltd.	15,900	214,565
	Toho Bank, Ltd. (The)	4,102,000	7,986,302
	Toho Holdings Co., Ltd.	268,000	5,046,984
	Tohoku Bank, Ltd. (The)	181,199	1,921,231
	Tohoku Steel Co., Ltd.	7,500	107,360
	Tokai Lease Co., Ltd.	61,799	832,476
	Tokai Rika Co., Ltd.	786,300	12,884,302
	Tokai Tokyo Financial Holdings, Inc.	130,900	387,235
	Tokushu Tokai Paper Co., Ltd.	120,022	5,259,797
	Tokyo Energy & Systems, Inc.	651,700	5,862,403
	Tokyo Keiki, Inc.	258,076	2,302,352
#	Tokyo Radiator Manufacturing Co., Ltd.	40,400	198,470
#*	Tokyo Rope Manufacturing Co., Ltd.	125,400	1,546,856
	Tokyo Sangyo Co., Ltd.	526,000	3,028,030
	Tokyo Tekko Co., Ltd.	137,100	2,606,682
	Tokyu Construction Co., Ltd.	182,200	910,986
	Tokyu Recreation Co., Ltd.	1,866	83,446
	Toli Corp.	1,158,900	2,679,389
	Tomato Bank, Ltd.	162,700	1,605,076
#	Tomen Devices Corp.	22,200	810,164
#	Tomoe Corp.	807,500	2,996,954
	Tomoe Engineering Co., Ltd.	111,600	2,161,964
	Tomoku Co., Ltd.	282,000	4,890,413
	TOMONY Holdings, Inc.	3,120,900	8,985,558
	Tonami Holdings Co., Ltd.	158,700	8,209,308
	Toppan Forms Co., Ltd.	810,500	8,356,457
	Topre Corp.	159,800	2,213,702
*	Topy Industries, Ltd.	467,200	5,658,431
	Torex Semiconductor, Ltd.	8,300	112,393
	Torigoe Co., Ltd. (The)	69,800	561,388
	Torii Pharmaceutical Co., Ltd.	8,100	249,913

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tosei Corp.	192,300	$1,900,376
	Tottori Bank, Ltd. (The)	61,799	655,489
	Towa Bank, Ltd. (The)	601,800	3,807,550
	Toyo Construction Co., Ltd.	1,311,300	6,450,801
	Toyo Corp.	119,000	1,285,260
	Toyo Denki Seizo K.K.	133,450	1,471,122
	Toyo Ink SC Holdings Co., Ltd.	668,600	11,744,097
#	Toyo Kanetsu K.K.	39,500	907,102
#	Toyo Logistics Co., Ltd.	90,600	271,634
	Toyo Machinery & Metal Co., Ltd.	267,900	1,116,861
	Toyo Tanso Co., Ltd.	198,300	3,653,587
	Toyo Wharf & Warehouse Co., Ltd.	112,299	1,490,225
	Toyobo Co., Ltd.	1,284,300	16,119,366
	TPR Co., Ltd.	163,100	2,185,812
	Trinity Industrial Corp.	12,100	82,465
	TS Tech Co., Ltd.	136,800	3,960,339
	TSI Holdings Co., Ltd.	914,620	2,194,850
	Tsubaki Nakashima Co., Ltd.	137,300	1,581,459
	Tsubakimoto Chain Co.	399,400	10,270,759
	Tsubakimoto Kogyo Co., Ltd.	22,100	742,843
*	Tsudakoma Corp.	12,900	108,722
	Tsukishima Kikai Co., Ltd.	278,600	3,597,523
	Tsukuba Bank, Ltd.	1,011,067	1,703,501
	Tsurumi Manufacturing Co., Ltd.	233,900	4,108,679
	TV Asahi Holdings Corp.	271,800	5,240,561
	Tv Tokyo Holdings Corp.	267,400	6,084,065
#	TYK Corp.	665,400	2,030,280
	UACJ Corp.	882,299	15,573,473
	Ube Industries, Ltd.	73,800	1,401,941
	Ueki Corp.	18,700	486,034
*	Uniden Holdings Corp.	69,099	1,350,066
	UNIMAT Retirement Community Co., Ltd.	5,400	52,712
	Unipres Corp.	655,800	6,017,281
	United Super Markets Holdings, Inc.	83,300	905,723
*	Universal Entertainment Corp.	33,800	774,498
	Utoc Corp.	156,200	700,281
	Vital KSK Holdings, Inc.	490,615	3,731,445
	Wakachiku Construction Co., Ltd.	189,400	2,225,198
	Wakita & Co., Ltd.	847,200	8,035,299
	Warabeya Nichiyo Holdings Co., Ltd.	242,400	3,772,872
	Wood One Co., Ltd.	120,800	1,183,592
	World Co., Ltd.	22,000	255,557
	Xebio Holdings Co., Ltd.	531,200	4,436,855
	YAC Holdings Co., Ltd.	29,100	273,849
*	Yachiyo Industry Co., Ltd.	100,900	584,561
#	Yagi & Co., Ltd.	1,100	14,135
	Yahagi Construction Co., Ltd.	209,800	1,709,385
	Yaizu Suisankagaku Industry Co., Ltd.	100,200	983,788
	YAMABIKO Corp.	204,196	2,500,255
	Yamagata Bank, Ltd. (The)	327,800	3,149,123
	Yamaguchi Financial Group, Inc.	1,473,748	8,380,561
	Yamanashi Chuo Bank, Ltd. (The)	234,700	1,776,918
	Yamatane Corp.	223,699	2,919,041
#	Yamato Corp.	328,500	2,202,282
	Yamato Kogyo Co., Ltd.	194,200	4,907,859
#	Yamaya Corp.	59,700	1,235,105
	Yamazawa Co., Ltd.	16,000	267,180
	Yasuda Logistics Corp.	271,900	2,418,929
	Yellow Hat, Ltd.	178,400	2,864,687

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yodogawa Steel Works, Ltd.	418,900	$8,148,017
	Yokohama Reito Co., Ltd.	1,157,100	9,770,541
	Yondenko Corp.	83,450	2,177,145
	Yorozu Corp.	484,800	5,707,812
	Yotai Refractories Co., Ltd.	331,000	2,708,832
	Yuasa Funashoku Co., Ltd.	62,299	1,761,797
	Yuken Kogyo Co., Ltd.	48,400	740,826
	Yurtec Corp.	1,144,200	8,964,514
	Yushiro Chemical Industry Co., Ltd.	183,300	1,919,846
	Yutaka Giken Co., Ltd.	12,800	202,320
	Zaoh Co., Ltd.	28,700	370,014
#	Zenitaka Corp. (The)	49,100	2,115,336
TOTAL JAPAN			2,572,140,957
NETHERLANDS — (3.3%)
	Aegon NV	459,029	1,877,429
	APERAM SA	1,167,055	50,514,885
#*	Arcadis NV	688,153	24,126,891
	ASR Nederland NV	2,674,123	103,660,125
*	Boskalis Westminster	1,074,211	30,178,786
*	Brunel International NV	14,076	136,317
*	Heijmans NV	523,032	6,412,365
*	Hunter Douglas NV	22,678	1,779,399
*	Intertrust NV	4,705	72,338
*	Kendrion NV	20,119	470,462
*	Koninklijke BAM Groep NV	971,244	1,914,429
	Ordina NV	3,211,704	11,211,228
	SBM Offshore NV	4,667,578	80,118,349
*	Signify NV	1,502,405	71,688,841
#	SNS NV	4,044,025	0
*	Van Lanschot Kempen NV	7,173	178,421
TOTAL NETHERLANDS			384,340,265
NEW ZEALAND — (0.4%)
*	Air New Zealand, Ltd.	4,276,543	4,856,561
	Arvida Group, Ltd.	1,053,315	1,350,713
	Chorus, Ltd.	4,223,227	25,540,318
	Colonial Motor Co., Ltd. (The)	247,107	1,537,271
	Heartland Group Holdings, Ltd.	2,795,682	3,714,504
*	Kathmandu Holdings, Ltd.	3,398,379	3,133,954
#	Millennium & Copthorne Hotels New Zealand, Ltd.	838,561	1,298,222
*	New Zealand Refining Co., Ltd. (The)	1,942,641	652,927
#*	NZME, Ltd.	1,169,418	611,344
	Oceania Healthcare, Ltd.	26,450	29,867
	PGG Wrightson, Ltd.	266,886	631,740
	Richina Pacific, Ltd.	832,183	0
#	Sanford, Ltd.	1,039,541	3,541,447
	SKYCITY Entertainment Group, Ltd.	63,325	137,971
	Summerset Group Holdings, Ltd.	292,923	2,545,706
*	Tourism Holdings, Ltd.	51,197	82,358
*	TOWER, Ltd.	345,873	171,070
	Turners Automotive Group, Ltd.	54,540	126,998
*	Warehouse Group, Ltd. (The)	88,061	195,452
TOTAL NEW ZEALAND			50,158,423
NORWAY — (0.8%)
*	Akastor ASA	1,271,420	916,070
*	Aker Solutions ASA	4,064,818	6,940,280

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	American Shipping Co. ASA	818,538	$2,737,858
	Austevoll Seafood ASA	201,377	2,005,492
#	Avance Gas Holding, Ltd.	1,415,204	5,947,732
#*	B2Holding ASA	1,092,193	906,485
	Bonheur ASA	407,804	10,599,805
*	BW Energy, Ltd.	689,354	1,923,148
	BW LPG, Ltd.	1,589,694	10,383,156
#	BW Offshore, Ltd.	3,352,452	13,049,579
#*	DNO ASA	2,990,981	2,346,849
#	Frontline, Ltd.	1,246,936	7,205,009
#	Hoegh LNG Holdings, Ltd.	112,279	222,869
*	Komplett Bank ASA	37,220	35,133
*	Norwegian Finans Holding ASA	72,500	612,074
#	Ocean Yield ASA	278,906	782,291
*	Odfjell Drilling, Ltd.	1,550,010	3,021,232
*	Odfjell SE, Class A	295,711	952,929
*	Otello Corp. ASA	107,169	320,282
	Pareto Bank ASA	14,266	68,829
*	PGS ASA	6,437,785	2,658,849
*	Sbanken ASA	407,549	3,206,121
*	SpareBank 1 SR-Bank ASA	314,917	3,454,230
	Stolt-Nielsen, Ltd.	582,917	8,076,552
	Treasure ASA	42,641	89,506
*	Wallenius Wilhelmsen ASA	536,226	1,324,093
	Wilh Wilhelmsen Holding ASA, Class A	224,864	4,389,653
#*	XXL ASA	1,539,579	3,729,882
TOTAL NORWAY			97,905,988
PORTUGAL — (0.2%)
*	Banco Comercial Portugues SA, Class R	105,593,009	14,628,089
	Corticeira Amorim SGPS SA	304,806	4,118,771
	Sonae SGPS SA	9,503,553	7,618,687
TOTAL PORTUGAL			26,365,547
SINGAPORE — (1.0%)
	Accordia Golf Trust	1,777,200	28,496
	Amara Holdings, Ltd.	96,100	28,322
#*	Banyan Tree Holdings, Ltd.	2,836,100	554,058
*	Bonvests Holdings, Ltd.	1,317,380	907,687
	China Aviation Oil Singapore Corp., Ltd.	195,200	165,694
#	Chip Eng Seng Corp., Ltd.	9,678,598	3,090,783
	Chuan Hup Holdings, Ltd.	6,184,800	953,737
	DMX Technologies Group, Ltd.	3,585,000	0
#*	Ezra Holdings, Ltd.	12,978,893	20,127
#	Far East Orchard, Ltd.	5,037,642	4,061,972
	First Sponsor Group, Ltd.	1,045,655	1,031,036
	Fu Yu Corp., Ltd.	2,865,500	579,300
	GK Goh Holdings, Ltd.	2,099,974	1,446,921
*	GL, Ltd.	966,800	524,325
	Golden Agri-Resources, Ltd.	30,990,500	4,210,173
*	GP Industries, Ltd.	2,015,308	802,632
	GuocoLand, Ltd.	2,847,400	3,349,793
	Hanwell Holdings, Ltd.	3,860,843	800,648
	Haw Par Corp., Ltd.	104,800	882,348
	Hiap Hoe, Ltd.	73,800	35,263
	Ho Bee Land, Ltd.	6,521,500	11,670,191
	Hong Fok Corp., Ltd.	8,068,560	4,224,047
	Hong Fok Land, Ltd.	4,248,000	0

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Hong Leong Asia, Ltd.	3,304,200	$1,830,110
#	Hong Leong Finance, Ltd.	911,600	1,661,313
#	Hotel Grand Central, Ltd.	3,113,788	2,367,438
	Hour Glass, Ltd. (The)	1,116,560	670,298
	Hutchison Port Holdings Trust	22,226,800	4,539,068
#*	Hyflux, Ltd.	6,643,700	1,108,284
*	Indofood Agri Resources, Ltd.	423,200	95,883
	InnoTek, Ltd.	1,088,200	508,406
	Japfa, Ltd.	310,459	202,506
	Jurong Technologies Industrial Corp., Ltd.	3,391,000	0
#	k1 Ventures, Ltd.	2,371,600	0
#*	Lian Beng Group, Ltd.	6,884,100	2,371,656
	Low Keng Huat Singapore, Ltd.	275,800	82,979
	Metro Holdings, Ltd.	10,140,160	5,649,849
	Mewah International, Inc.	95,000	23,503
#*	Midas Holdings, Ltd.	29,676,800	804,249
#	OUE, Ltd.	3,933,500	3,373,367
#	Oxley Holdings, Ltd.	1,633,549	274,826
#	Penguin International, Ltd.	263,600	129,260
	QAF, Ltd.	3,490,308	2,412,971
#*	Raffles Education Corp., Ltd.	3,822,490	371,314
	Sembcorp Industries, Ltd.	7,316,200	9,039,539
*	Sembcorp Marine, Ltd.	22,098,558	2,398,119
#	SIIC Environment Holdings, Ltd.	5,454,400	742,088
	Sinarmas Land, Ltd.	387,100	64,270
#	Sing Holdings, Ltd.	1,587,200	441,131
	Sing Investments & Finance, Ltd.	176,600	177,871
#	Singapore Press Holdings, Ltd.	4,266,400	3,774,913
	Singapore Reinsurance Corp., Ltd.	2,999,110	665,019
	Singapura Finance, Ltd.	210,000	136,826
#	Stamford Land Corp., Ltd.	3,984,400	1,031,877
	Straits Trading Co., Ltd.	78,000	129,424
	Sunningdale Tech, Ltd.	2,955,080	3,620,692
#*	Swiber Holdings, Ltd.	10,173,200	156,228
	Tiong Woon Corp. Holding, Ltd.	2,080,150	682,071
	Tuan Sing Holdings, Ltd.	18,194,277	4,285,256
	United Industrial Corp., Ltd.	1,951,721	3,434,466
	UOB-Kay Hian Holdings, Ltd.	170,112	191,988
	Wee Hur Holdings, Ltd.	611,500	91,471
	Wing Tai Holdings, Ltd.	7,355,254	10,488,607
	Yangzijiang Shipbuilding Holdings, Ltd.	10,283,300	7,594,299
	Yeo Hiap Seng, Ltd.	316,256	182,848
TOTAL SINGAPORE			117,173,836
SPAIN — (2.2%)
	Acciona SA	42,093	6,308,530
	Acerinox SA	3,308,621	36,737,044
*	Adveo Group International SA	15,262	1,684
	Almirall SA	293,973	4,024,909
*	Atresmedia Corp. de Medios de Comunicacion SA	126,204	501,093
	Banco de Sabadell SA	28,905,982	12,624,594
#	Bankia SA	6,642,769	11,385,596
	Bankinter SA	7,328,213	41,132,675
#*	Caja de Ahorros del Mediterraneo	298,813	0
	Ebro Foods SA	1,784,578	38,911,135
#*	eDreams ODIGEO SA	1,177,414	5,336,543
	Elecnor SA	49,414	616,650
*	Ence Energia y Celulosa SA	1,645,470	6,478,844
	Ercros SA	3,334,960	8,648,793

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Euskaltel SA	1,267,357	$13,620,477
	Gestamp Automocion SA	327,421	1,516,855
	Grupo Catalana Occidente SA	659,460	22,405,117
	Iberpapel Gestion SA	116,358	2,449,021
*	Liberbank SA	1,184,981	302,788
	Mapfre SA	7,269,675	13,341,501
#*	Melia Hotels International SA	1,592,978	10,417,305
	Miquel y Costas & Miquel SA	3,901	65,144
*	Neinor Homes SA	80,350	1,082,127
#	Sacyr SA	8,008,950	17,536,631
#*	Tubacex SA	2,106,933	3,378,128
*	Vocento SA	753,590	945,247
TOTAL SPAIN			259,768,431
SWEDEN — (3.7%)
	AcadeMedia AB	894,316	8,202,355
*	Adapteo Oyj	904,439	9,442,825
	Alimak Group AB	232,757	3,860,353
*	Ambea AB	82,297	672,017
*	Annehem Fastigheter AB, Class B	620,261	2,219,380
*	Arise AB	27,536	163,015
	Arjo AB, Class B	2,649,732	19,680,604
*	Attendo AB	645,574	3,612,625
*	Beijer Electronics Group AB	16,339	83,257
	Bergman & Beving AB	444,608	5,309,602
	Betsson AB	1,234,543	11,601,721
*	Bilia AB, Class A	80,613	999,573
	BillerudKorsnas AB	990,527	17,700,921
*	Bjorn Borg AB	25,586	58,286
*	Bonava AB, Class B	963,999	10,187,443
*	Bufab AB	35,502	799,884
*	Bulten AB	326,640	3,369,122
	Bure Equity AB	972,895	32,354,619
*	Byggmax Group AB	1,168,397	7,704,663
*	Catella AB	9,682	38,299
	Cloetta AB, Class B	4,760,350	13,632,670
*	Dometic Group AB	1,117,332	15,420,989
*	Doro AB	385,114	2,124,756
*	Duni AB	563,754	6,881,508
	Dustin Group AB	11,277	106,904
*	Elanders AB, Class B	106,260	1,808,176
*	Elos Medtech AB	13,271	169,466
#*	Eltel AB	29,797	81,333
*	Fagerhult AB	8,388	50,575
#*	Granges AB	2,296,827	26,369,898
*	Haldex AB	678,581	4,044,984
#*	Hoist Finance AB	1,342,741	5,541,941
*	Humana AB	221,783	1,565,245
#*	International Petroleum Corp.	836,077	1,994,163
#	Intrum AB	78,104	2,123,242
*	Inwido AB	1,156,183	15,749,337
#*	ITAB Shop Concept AB, Class B	135,825	345,318
	JM AB	864,373	30,168,676
	Lindab International AB	1,843,877	39,329,634
	Loomis AB	127,585	3,263,982
*	Mekonomen AB	702,362	7,877,626
	Midsona AB, Class B	13,731	123,913
*	Momentum Group AB, Class B	321,333	5,586,554
*	New Wave Group AB, Class B	1,470,306	10,158,503

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Nobia AB	487,567	$3,792,214
*	Nordic Waterproofing Holding AB	205,558	3,682,547
*	Pandox AB	83,540	1,254,413
*	Peab AB, Class B	3,101,307	34,544,739
	Pricer AB, Class B	539,888	2,390,067
#	Ratos AB, Class B	2,164,674	9,953,334
*	Recipharm AB, Class B	745,730	20,536,006
*	Resurs Holding AB	1,783,137	9,663,605
*	Rottneros AB	1,530,133	1,565,317
*	Scandi Standard AB	23,341	189,056
*	Scandic Hotels Group AB	1	4
*	Semcon AB	315,288	3,238,629
#*	SSAB AB, Class A	95,693	408,452
*	Systemair AB	47,156	1,478,170
	Tethys Oil AB	8,310	51,694
*	VBG Group AB, Class B	40,680	812,809
TOTAL SWEDEN			426,141,013
SWITZERLAND — (5.3%)
	Allreal Holding AG	281,115	61,238,143
*	ams AG	1,203,639	30,106,382
*	Arbonia AG	948,730	15,119,790
*	Aryzta AG	2,946,475	2,588,952
*	Autoneum Holding AG	48,525	8,696,388
	Baloise Holding AG	26,342	4,411,272
	Banque Cantonale de Geneve	34,351	5,971,194
*	Banque Cantonale du Jura SA	5,888	350,272
	Banque Cantonale Vaudoise	97,750	10,343,133
	Bell Food Group AG	38,065	10,434,440
	Bellevue Group AG	141,912	5,551,543
	Berner Kantonalbank AG	45,373	11,306,285
#	Bobst Group SA	108,564	7,789,816
*	Calida Holding AG	45,936	1,777,990
*	Carlo Gavazzi Holding AG	7,796	1,585,441
	Cicor Technologies, Ltd.	16,274	857,931
	Cie Financiere Tradition SA	19,936	2,478,950
	Conzzeta AG	17,848	22,805,253
*	Dufry AG	357,651	19,229,344
	EFG International AG	1,684,114	11,638,968
	Energiedienst Holding AG	10,717	366,928
#*	Feintool International Holding AG	29,444	1,747,413
*	Flughafen Zurich AG	92,525	15,245,619
*	GAM Holding AG	1,851,465	4,390,596
	Gurit Holding AG	5,911	17,371,355
	Helvetia Holding AG	471,158	47,194,238
*	HOCHDORF Holding AG	4,289	296,352
	Huber & Suhner AG	68,655	5,655,101
	Hypothekarbank Lenzburg AG	20	95,137
#	Implenia AG	349,606	9,779,097
*	Ina Invest Holding AG	68,760	1,411,143
	Investis Holding SA	12,659	1,249,397
#*	Jungfraubahn Holding AG	42,455	6,553,436
#	Kudelski SA	185,492	1,054,812
	Landis & Gyr Group AG	48,266	3,555,881
	Liechtensteinische Landesbank AG	178,397	10,198,760
	Luzerner Kantonalbank AG	19,372	8,643,988
	Metall Zug AG	1,223	2,208,079
*	Mikron Holding AG	19,998	132,412
	Mobimo Holding AG	72,431	22,812,758

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	OC Oerlikon Corp. AG	899,180	$9,241,570
	Orell Fuessli AG	244	29,285
	Phoenix Mecano AG	7,255	3,834,327
	Plazza AG, Class A	2,289	796,083
#	Rieter Holding AG	36,908	3,802,002
	Schweiter Technologies AG	6,216	10,749,259
	Siegfried Holding AG	64,976	46,997,898
	St Galler Kantonalbank AG	48,300	22,147,346
	Sulzer AG	40,287	4,340,054
	Swiss Prime Site AG	74,069	7,198,899
#*	Swiss Steel Holding AG	9,785,530	2,813,707
	Swissquote Group Holding SA	25,964	2,820,168
#	Thurgauer Kantonalbank	11,153	1,276,604
	TX Group AG	22,558	1,796,498
	Valiant Holding AG	147,457	14,105,819
*	Valora Holding AG	84,470	16,155,237
	Vaudoise Assurances Holding SA	23,869	12,395,598
*	Vetropack Holding AG	124,650	8,234,698
	Vontobel Holding AG	298,197	24,092,645
	VP Bank AG	68,972	8,522,067
*	V-ZUG Holding AG	12,230	1,226,458
	Walliser Kantonalbank	13,514	1,517,247
	Zehnder Group AG	209,362	15,313,889
	Zug Estates Holding AG, Class B	866	1,881,927
	Zuger Kantonalbank AG	245	1,782,240
TOTAL SWITZERLAND			617,315,514
UNITED KINGDOM — (14.7%)
	Afren P.L.C.	2,935,351	0
	Aggreko P.L.C.	5,413,669	42,938,846
	Alliance Pharma P.L.C.	909,344	1,078,870
	Anglo Pacific Group P.L.C.	2,157,395	3,723,504
	Anglo-Eastern Plantations P.L.C.	269,907	2,240,789
*	Arrow Global Group P.L.C.	133,819	383,103
*	Babcock International Group P.L.C.	7,050,505	22,417,443
*	Balfour Beatty P.L.C.	5,194,897	19,129,336
*	Bank of Georgia Group P.L.C.	716,846	11,244,393
#	Begbies Traynor Group P.L.C.	63,814	100,167
	Bellway P.L.C.	2,692,206	101,256,433
*	Biffa P.L.C.	913,316	2,862,041
	Bloomsbury Publishing P.L.C.	782,860	3,268,256
	Bodycote P.L.C.	2,408,074	23,079,576
*	Burford Capital, Ltd.	438,905	3,717,324
	Cairn Energy P.L.C.	2,083,594	5,140,081
	Camellia P.L.C.	661	67,283
*	Card Factory P.L.C.	218,913	106,946
	CareTech Holdings P.L.C.	128,936	861,496
	Carr's Group P.L.C.	596,259	1,100,766
	Castings P.L.C.	469,632	2,441,387
	Centamin P.L.C.	30,989,388	48,499,812
	Central Asia Metals P.L.C.	338,245	1,013,586
	Charles Stanley Group P.L.C.	3,600	14,551
	Chemring Group P.L.C.	3,658,632	14,786,288
	Chesnara P.L.C.	1,440,608	5,504,616
#	Cineworld Group P.L.C.	6,494,677	6,807,706
	Clarkson P.L.C.	15,498	529,334
	Close Brothers Group P.L.C.	3,168,810	61,070,889
	CMC Markets P.L.C.	17,888	98,445
	Countryside Properties P.L.C.	137,104	807,081

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Crest Nicholson Holdings P.L.C.	5,226,830	$23,085,131
	Daily Mail & General Trust P.L.C., Class A	380,278	3,995,402
	Debenhams P.L.C.	90,397	0
*	DFS Furniture P.L.C.	210,045	617,832
	DiscoverIE Group P.L.C.	743,859	6,891,957
	Diversified Gas & Oil P.L.C.	1,115,195	1,755,500
*	Dixons Carphone P.L.C.	16,431,520	24,655,307
	Drax Group P.L.C.	6,208,013	31,700,251
*	Elementis P.L.C.	4,319,728	6,509,691
#*	EnQuest P.L.C.	34,275,485	5,779,354
*	Epwin Group P.L.C.	222,331	273,569
*	Equiniti Group P.L.C.	2,489,145	3,963,700
*	Essentra P.L.C.	1,096,352	4,320,579
	Ferrexpo P.L.C.	413,918	1,596,012
*	Firstgroup P.L.C.	24,296,440	23,785,875
#*	Flowtech Fluidpower P.L.C.	90,707	116,742
*	Foxtons Group P.L.C.	297,196	208,100
*	Frasers Group P.L.C.	5,292,408	30,850,199
	Fuller Smith & Turner P.L.C., Class A	29,381	324,003
*	Galliford Try Holdings P.L.C.	2,094,789	3,509,619
*	Gem Diamonds, Ltd.	88,379	57,918
#	Genel Energy P.L.C.	2,337,231	4,726,843
*	Georgia Capital P.L.C.	361,424	2,490,969
	Grafton Group P.L.C.	5,530,359	65,298,551
	Grainger P.L.C.	5,113,212	18,591,487
*	Gulf Keystone Petroleum, Ltd.	3,285,911	6,006,131
	H&T Group P.L.C.	43,468	166,597
	Halfords Group P.L.C.	4,655,061	17,377,191
	Hargreaves Services P.L.C.	9,363	35,758
*	Headlam Group P.L.C.	223,695	1,199,878
	Helical P.L.C.	1,386,196	7,179,452
	Henry Boot P.L.C.	1,302,644	4,844,319
	Hochschild Mining P.L.C.	2,037,445	6,401,911
	Hunting P.L.C.	2,416,073	6,600,195
*	Inchcape P.L.C.	3,749,420	33,982,384
*	International Personal Finance P.L.C.	2,465,549	2,703,332
	Interserve P.L.C.	284,001	0
*	JET2 P.L.C.	190,046	3,421,197
	John Laing Group P.L.C.	3,497,785	15,113,632
#*	John Wood Group P.L.C.	4,844,501	19,352,583
	Jupiter Fund Management P.L.C.	299,848	1,173,937
*	Just Group P.L.C.	1,371,451	1,430,528
	KAZ Minerals P.L.C.	504,198	4,986,773
	Keller Group P.L.C.	1,711,948	17,765,566
	Lancashire Holdings, Ltd.	2,491,966	23,188,497
*	Lookers P.L.C.	3,634,132	1,966,826
*	LSL Property Services P.L.C.	44,984	144,814
	Man Group P.L.C.	19,409,926	38,748,366
*	Marks & Spencer Group P.L.C.	9,732,365	18,797,190
*	Marston's P.L.C.	12,457,233	13,991,159
*	McCarthy & Stone P.L.C.	3,975,897	6,513,525
*	McColl's Retail Group P.L.C.	216,035	78,445
*	Mears Group P.L.C.	2,107,260	4,419,706
	Mediclinic International P.L.C.	4,009,604	15,855,122
*	Meggitt P.L.C.	8,865,721	47,942,302
*	Mitchells & Butlers P.L.C.	6,296,535	25,638,654
*	MJ Gleeson P.L.C.	539,234	5,324,987
	Morgan Sindall Group P.L.C.	325,309	6,586,978
	MP Evans Group P.L.C.	9,879	86,149

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	N Brown Group P.L.C.	689,528	$582,377
*	National Express Group P.L.C.	9,702,875	33,164,120
*	Norcros P.L.C.	120,845	350,037
*	OSB Group P.L.C.	1,800,046	10,111,967
	Paragon Banking Group P.L.C.	6,900,252	42,758,556
*	Pendragon P.L.C.	17,302,063	3,298,322
#*	Petrofac, Ltd.	450,328	732,193
#*	Petropavlovsk P.L.C.	16,000,001	6,324,877
	Pets at Home Group P.L.C.	6,666,241	36,547,281
*	Pharos Energy P.L.C.	1,479,520	387,555
	Phoenix Group Holdings P.L.C.	1,223,917	11,279,304
*	Playtech P.L.C.	4,316,628	27,400,495
*	PPHE Hotel Group, Ltd.	932	17,238
*	Premier Foods P.L.C.	11,708,494	14,995,180
#*	Premier Oil P.L.C.	15,840,395	4,090,240
*	Provident Financial P.L.C.	577,260	1,931,233
	QinetiQ Group P.L.C.	426,044	1,749,659
	Quilter P.L.C.	7,496,295	15,879,701
	Rank Group P.L.C.	333,177	567,976
*	Reach P.L.C.	1,933,265	5,076,647
	Redcentric P.L.C.	107,451	176,262
	Redde Northgate P.L.C.	2,508,641	8,399,274
*	Redrow P.L.C.	6,906,529	49,595,535
*	Renewi P.L.C.	3,849,737	2,103,109
*	Restaurant Group P.L.C. (The)	34,002	31,696
	Ricardo P.L.C.	9,677	51,576
*	Royal Mail P.L.C.	11,498,732	63,524,182
*	RPS Group P.L.C.	3,276,414	3,274,026
	RWS Holdings P.L.C.	269,227	2,162,672
	S&U P.L.C.	5,201	147,118
#*	Saga P.L.C.	951,663	3,203,406
*	Secure Trust Bank P.L.C.	597	7,178
*	Senior P.L.C.	1,244,795	1,620,357
	Serica Energy P.L.C.	59,571	95,673
	Severfield P.L.C.	1,042,921	999,721
*	SIG P.L.C.	7,058,719	2,786,593
*	Signature Aviation P.L.C.	3,517,488	19,761,957
*	Speedy Hire P.L.C.	5,865,518	5,377,774
*	Spire Healthcare Group P.L.C.	2,427,532	5,367,623
	St. Modwen Properties P.L.C.	3,254,872	17,240,876
	Stock Spirits Group P.L.C.	2,540,076	9,449,369
#*	Superdry P.L.C.	583,577	1,658,003
*	TBC Bank Group P.L.C.	58,296	967,658
#	Thomas Cook Group P.L.C.	2,914,740	0
*	TI Fluid Systems P.L.C.	30,276	105,216
	TP ICAP P.L.C.	9,016,978	27,489,782
*	Travis Perkins P.L.C.	5,503,996	101,286,445
	Trifast P.L.C.	854,919	1,637,013
*	TT Electronics P.L.C.	3,270,205	9,143,685
*	Tullow Oil P.L.C.	15,797,042	5,508,393
*	Tyman P.L.C.	1,169,942	5,542,967
*	U & I Group P.L.C.	973,854	1,157,697
*	Vectura Group P.L.C.	3,083,191	4,926,142
	Vertu Motors P.L.C.	1,402,802	606,222
	Vesuvius P.L.C.	7,116,446	48,402,787
*	Vistry Group P.L.C.	6,246,180	71,932,977
	Vp P.L.C.	276,189	3,012,487
*	Weir Group P.L.C (The)	109,946	2,840,565
*	Young & Co's Brewery P.L.C.	2,351	26,550

DFA International Small Cap Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
* Young & Co's Brewery P.L.C., Class A	16,414	$278,656
TOTAL UNITED KINGDOM		1,709,563,203
UNITED STATES — (0.1%)
Ovintiv, Inc.	517,115	8,132,303
Primo Water Corp.	73,267	1,131,975
TOTAL UNITED STATES		9,264,278
TOTAL COMMON STOCKS		11,240,891,344
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Biotest AG	49,522	1,679,303
Draegerwerk AG & Co. KGaA	178,097	15,186,807
Jungheinrich AG	183,304	8,357,895
STO SE & Co. KGaA	27,441	4,354,927
TOTAL GERMANY		29,578,932
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
#* Cenovus Energy, Inc. Warrants 01/01/26	5,202	14,441
* Pan American Silver Corp. Rights 02/22/29	1,659,995	1,278,197
TOTAL CANADA		1,292,638
GERMANY — (0.0%)
* 7C Solarparken AG Rights 02/01/21	146,163	1,571
SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	10,557,095	0
* First Sponsor Group, Ltd. Warrants 03/21/29	261,413	56,085
TOTAL SINGAPORE		56,085
SPAIN — (0.0%)
#* Sacyr SA Rights 02/03/21	8,794,903	437,595
TOTAL RIGHTS/WARRANTS		1,787,889
TOTAL INVESTMENT SECURITIES (Cost $10,224,889,019)		11,272,258,165

			Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	28,287,123	327,310,300
TOTAL INVESTMENTS — (100.0%)
(Cost $10,552,130,571)^^			$11,599,568,465

DFA International Small Cap Value Portfolio
CONTINUED
As of January 31, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	287	03/19/21	$54,803,176	$53,169,620	$(1,633,556)
Total Futures Contracts			$54,803,176	$53,169,620	$(1,633,556)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$926,649,219	—	$926,649,219
Austria	—	105,447,301	—	105,447,301
Belgium	$618,159	195,798,299	—	196,416,458
Canada	1,143,722,397	661,313	—	1,144,383,710
China	—	1,679,365	—	1,679,365
Denmark	—	251,306,772	—	251,306,772
Finland	—	300,244,831	—	300,244,831
France	—	473,360,812	—	473,360,812
Germany	—	778,132,693	—	778,132,693
Greece	—	2,085	—	2,085
Hong Kong	—	299,230,231	—	299,230,231
Ireland	—	13,612,506	—	13,612,506
Israel	219,255	102,135,798	—	102,355,053
Italy	—	377,932,853	—	377,932,853
Japan	—	2,572,140,957	—	2,572,140,957
Netherlands	1,877,429	382,462,836	—	384,340,265
New Zealand	—	50,158,423	—	50,158,423
Norway	—	97,905,988	—	97,905,988
Portugal	—	26,365,547	—	26,365,547
Singapore	—	117,173,836	—	117,173,836
Spain	—	259,768,431	—	259,768,431
Sweden	4,213,543	421,927,470	—	426,141,013
Switzerland	—	617,315,514	—	617,315,514
United Kingdom	12,078,793	1,697,484,410	—	1,709,563,203
United States	9,264,278	—	—	9,264,278
Preferred Stocks
Germany	—	29,578,932	—	29,578,932
Rights/Warrants
Canada	—	1,292,638	—	1,292,638
Germany	—	1,571	—	1,571
Singapore	—	56,085	—	56,085
Spain	—	437,595	—	437,595
Securities Lending Collateral	—	327,310,300	—	327,310,300
Futures Contracts**	(1,633,556)	—	—	(1,633,556)
TOTAL	$1,170,360,298	$10,427,574,611	—	$11,597,934,909
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.4%)
	A2B Australia, Ltd.	175,655	$154,228
	Accent Group, Ltd.	350,750	616,132
	Adairs, Ltd.	2,075	5,728
	Adbri, Ltd.	327,958	714,890
*	Afterpay, Ltd.	4,491	458,462
#*	Alkane Resources, Ltd.	246,023	147,861
*	Alliance Aviation Services, Ltd.	32,530	98,277
	ALS, Ltd.	163,753	1,238,808
	Altium, Ltd.	21,328	497,218
	Alumina, Ltd.	686,498	881,226
*	AMA Group, Ltd.	197,892	97,057
*	Amaysim Australia, Ltd.	123,184	71,255
	AMP, Ltd.	1,973,334	2,225,822
	Ampol, Ltd.	92,634	1,844,349
	Ansell, Ltd.	44,165	1,234,559
	APN Property Group, Ltd.	94,208	40,905
*	Arafura Resources, Ltd.	138,972	23,295
	ARB Corp., Ltd.	30,250	807,935
*	Ardent Leisure Group, Ltd.	36,127	16,245
	Aristocrat Leisure, Ltd.	26,438	622,822
	Asaleo Care, Ltd.	350,945	348,689
	ASX, Ltd.	5,570	304,356
	Atlas Arteria, Ltd.	92,993	448,200
	AUB Group, Ltd.	32,014	396,459
	Aurelia Metals, Ltd.	1,353,634	420,857
	Aurizon Holdings, Ltd.	283,029	798,336
	AusNet Services	58,906	77,543
	Austal, Ltd.	284,145	554,528
	Austin Engineering, Ltd.	157,754	21,020
	Australia & New Zealand Banking Group, Ltd.	274,007	4,933,213
*	Australian Agricultural Co., Ltd.	366,526	309,284
#	Australian Ethical Investment, Ltd.	8,392	44,639
	Australian Pharmaceutical Industries, Ltd.	366,712	354,930
#*	Australian Strategic Materials, Ltd.	49,204	186,836
	Auswide Bank, Ltd.	7,550	35,173
	AVJennings, Ltd.	78,694	30,813
	Baby Bunting Group, Ltd.	57,702	227,503
	Bank of Queensland, Ltd.	463,126	2,803,188
	Bapcor, Ltd.	164,906	941,826
	Base Resources, Ltd.	90,567	18,614
	Beach Energy, Ltd.	1,801,011	2,240,151
	Beacon Lighting Group, Ltd.	8,390	10,888
	Bega Cheese, Ltd.	315,233	1,344,362
	Bell Financial Group, Ltd.	21,228	28,387
	Bendigo & Adelaide Bank, Ltd.	320,110	2,237,323
	BHP Group, Ltd.	178,389	5,949,094
#	Bingo Industries, Ltd.	79,496	194,705
*	Blackmores, Ltd.	6,716	376,511
	BlueScope Steel, Ltd.	256,783	3,223,888
	Boral, Ltd.	561,741	2,064,848
	Brambles, Ltd.	80,792	650,063
	Bravura Solutions, Ltd.	140,137	322,689
	Breville Group, Ltd.	50,952	1,120,423
	Brickworks, Ltd.	89,732	1,272,881
	BWX, Ltd.	84,935	264,877

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Capitol Health, Ltd.	405,792	$84,978
*	Cardno, Ltd.	201,915	52,302
#*	Carnarvon Petroleum, Ltd.	179,808	37,562
	Carsales.com, Ltd.	69,375	1,034,250
*	Cash Converters International, Ltd.	283,549	52,911
	Cedar Woods Properties, Ltd.	65,835	352,963
*	Centrebet Litigation	6,648	0
*	Centrebet Litigation Claim	6,648	0
	Challenger, Ltd.	645,886	3,261,091
#*	CIMIC Group, Ltd.	12,979	243,416
*	Clean Seas Seafood, Ltd.	51,077	32,428
#*	Clean TeQ Holdings, Ltd.	158,476	31,947
	Cleanaway Waste Management, Ltd.	614,331	1,034,948
#	Clinuvel Pharmaceuticals, Ltd.	10,021	166,824
	Coca-Cola Amatil, Ltd.	64,973	646,747
	Cochlear, Ltd.	3,207	482,202
	Codan, Ltd.	96,379	878,232
	Coles Group, Ltd.	34,155	472,817
#*	Collection House, Ltd.	117,176	31,343
	Collins Foods, Ltd.	121,772	892,658
	Commonwealth Bank of Australia	93,348	5,926,833
	Computershare, Ltd.	108,709	1,186,530
#*	Cooper Energy, Ltd.	945,714	233,588
*	Corporate Travel Management, Ltd.	49,286	623,414
	Costa Group Holdings, Ltd.	292,366	871,409
#	Credit Corp. Group, Ltd.	41,256	888,092
	Crown Resorts, Ltd.	272,161	1,987,622
	CSR, Ltd.	438,908	1,761,029
	Data#3, Ltd.	87,623	377,593
*	Decmil Group, Ltd.	77,199	32,893
*	Deterra Royalties, Ltd.	109,220	359,401
	Dicker Data, Ltd.	2,305	20,272
	Domain Holdings Australia, Ltd.	165,661	626,424
	Domino's Pizza Enterprises, Ltd.	19,131	1,337,834
	Downer EDI, Ltd.	653,045	2,556,707
#	Eagers Automotive, Ltd.	87,426	882,264
*	Eclipx Group, Ltd.	298,743	385,173
	Elanor Investor Group	11,398	13,234
	Elders, Ltd.	74,024	600,191
*	Electro Optic Systems Holdings, Ltd.	22,173	87,474
#*	Emeco Holdings, Ltd.	194,061	164,783
#*	Energy World Corp., Ltd.	944,535	61,204
	Enero Group, Ltd.	17,942	28,208
	EQT Holdings, Ltd.	8,678	181,423
	Estia Health, Ltd.	259,321	368,572
	Euroz, Ltd.	1,257	1,587
#	EVENT Hospitality and Entertainment, Ltd.	77,959	573,750
	Evolution Mining, Ltd.	390,263	1,393,800
#*	FAR, Ltd.	1,466,257	9,301
	Finbar Group, Ltd.	18,455	12,912
	Fleetwood, Ltd.	85,236	140,334
#*	Flight Centre Travel Group, Ltd.	45,905	489,578
	Fortescue Metals Group, Ltd.	186,875	3,078,154
#*	Freedom Foods Group, Ltd.	77,146	66,553
#	G8 Education, Ltd.	845,352	725,096
*	Galaxy Resources, Ltd.	302,402	616,974
#	Genworth Mortgage Insurance Australia, Ltd.	186,288	322,183
*	Gold Road Resources, Ltd.	387,738	352,853
	GrainCorp, Ltd., Class A	187,471	576,092

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Grange Resources, Ltd.	490,389	$123,229
*	Greenland Minerals, Ltd.	712,099	154,551
	GUD Holdings, Ltd.	81,396	738,290
#	GWA Group, Ltd.	182,032	476,757
	Hansen Technologies, Ltd.	115,264	339,613
	Harvey Norman Holdings, Ltd.	319,730	1,294,932
	Healius, Ltd.	1,052,353	3,112,890
#	Helloworld Travel, Ltd.	19,262	31,105
	HT&E, Ltd.	211,508	297,256
#	HUB24, Ltd.	11,967	223,207
#	Humm Group, Ltd.	459,207	395,694
*	Huon Aquaculture Group, Ltd.	14,978	34,335
#	IDP Education, Ltd.	32,851	571,777
	IGO, Ltd.	438,876	2,135,212
	Iluka Resources, Ltd.	109,220	535,028
	Imdex, Ltd.	243,744	293,132
*	Incitec Pivot, Ltd.	949,727	1,903,139
	Infomedia, Ltd.	182,685	252,367
	Inghams Group, Ltd.	136,500	342,426
	Insurance Australia Group, Ltd.	114,207	420,978
*	Intega Group, Ltd.	201,915	48,434
	Integral Diagnostics, Ltd.	92,684	317,025
#	Integrated Research, Ltd.	47,760	92,781
#	InvoCare, Ltd.	83,339	707,588
	IOOF Holdings, Ltd.	365,343	863,224
	IPH, Ltd.	67,983	327,563
	IRESS, Ltd.	98,218	746,338
*	IVE Group, Ltd.	87,518	82,753
*	James Hardie Industries P.L.C.	29,101	813,397
*	James Hardie Industries P.L.C., Sponsored ADR	1,506	42,032
	Japara Healthcare, Ltd.	257,296	146,122
	JB Hi-Fi, Ltd.	62,518	2,457,098
	Johns Lyng Group, Ltd.	21,704	50,973
	Jupiter Mines, Ltd.	1,025,925	230,610
*	Karoon Energy, Ltd.	477,386	364,254
*	Kingsgate Consolidated, Ltd.	56,400	38,638
	Kogan.com, Ltd.	19,650	268,243
	Lendlease Corp., Ltd.	85,192	776,714
	Lifestyle Communities, Ltd.	47,244	452,974
	Link Administration Holdings, Ltd.	252,589	915,116
	Lovisa Holdings, Ltd.	2,993	24,229
*	Lynas Rare Earths, Ltd.	176,996	643,032
	MACA, Ltd.	287,000	276,493
	Macmahon Holdings, Ltd.	971,526	196,351
	Macquarie Group, Ltd.	20,294	2,023,896
	Magellan Financial Group, Ltd.	25,900	941,019
*	Mayne Pharma Group, Ltd.	1,361,330	325,842
	McMillan Shakespeare, Ltd.	51,609	496,453
	McPherson's, Ltd.	112,966	117,965
	Medibank Pvt, Ltd.	548,130	1,217,559
*	Medusa Mining, Ltd.	139,491	83,266
#*	Mesoblast, Ltd.	176,885	318,159
	Metcash, Ltd.	993,037	2,586,299
	Mineral Resources, Ltd.	104,774	2,728,916
*	MMA Offshore, Ltd.	2,069,660	55,147
	MNF Group, Ltd.	17,520	59,017
	Moelis Australia, Ltd.	6,805	22,558
	Monadelphous Group, Ltd.	39,618	389,603
	Monash IVF Group, Ltd.	261,809	150,425

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Money3 Corp., Ltd.	116,116	$241,263
	Mortgage Choice, Ltd.	78,728	80,388
	Mount Gibson Iron, Ltd.	496,177	320,451
#*	Myer Holdings, Ltd.	960,406	225,302
	MyState, Ltd.	56,897	225,950
	National Australia Bank, Ltd.	308,973	5,538,369
	Navigator Global Investments, Ltd.	101,775	159,373
#*	nearmap, Ltd.	9,565	15,487
	Neometals, Ltd.	48,923	12,065
	Netwealth Group, Ltd.	38,924	510,847
	New Energy Solar, Ltd.	28,569	19,942
#	New Hope Corp., Ltd.	529,216	540,967
	Newcrest Mining, Ltd.	8,566	162,809
*	NEXTDC, Ltd.	35,398	311,689
#	nib holdings, Ltd.	242,329	1,019,370
	Nick Scali, Ltd.	48,096	376,408
	Nine Entertainment Co. Holdings, Ltd.	1,495,245	2,739,875
	Northern Star Resources, Ltd.	195,521	1,892,108
#	NRW Holdings, Ltd.	380,389	821,985
*	Nufarm, Ltd.	235,452	869,948
	OFX Group, Ltd.	129,462	117,992
	Oil Search, Ltd.	783,436	2,303,255
	Omni Bridgeway, Ltd.	106,202	318,698
	oOh!media, Ltd.	386,596	465,026
	Orica, Ltd.	51,811	601,405
	Origin Energy, Ltd.	372,323	1,338,291
*	Orocobre, Ltd.	286,081	1,081,896
	Orora, Ltd.	563,257	1,075,598
	Over the Wire Holdings, Ltd.	13,915	39,223
	OZ Minerals, Ltd.	301,090	4,258,823
	Pacific Current Group, Ltd.	51,154	240,502
#	Pacific Smiles Group, Ltd.	19,058	37,772
	Pact Group Holdings, Ltd.	176,261	321,975
*	Panoramic Resources, Ltd.	1,056,690	132,506
	Peet, Ltd.	230,085	215,857
	Pendal Group, Ltd.	163,617	767,276
	Perenti Global, Ltd.	539,116	531,719
	Perpetual, Ltd.	47,946	1,175,774
*	Perseus Mining, Ltd.	1,083,530	961,890
#*	Pilbara Minerals, Ltd.	1,495,901	1,054,000
#	Platinum Asset Management, Ltd.	173,919	548,429
	Premier Investments, Ltd.	60,680	1,033,430
#	Pro Medicus, Ltd.	20,210	656,783
	PSC Insurance Group, Ltd.	8,350	18,465
#	PWR Holdings, Ltd.	3,027	10,356
*	Qantas Airways, Ltd.	125,292	428,698
	QBE Insurance Group, Ltd.	349,750	2,145,236
	Qube Holdings, Ltd.	715,467	1,550,333
	Ramelius Resources, Ltd.	584,138	676,989
	Ramsay Health Care, Ltd.	14,956	717,652
	REA Group, Ltd.	3,734	415,049
	Reckon, Ltd.	24,980	15,854
*	Redbubble, Ltd.	3,548	17,996
	Redcape Hotel Group	19,025	13,341
#	Reece, Ltd.	20,461	249,154
	Regis Healthcare, Ltd.	69,376	95,714
	Regis Resources, Ltd.	324,735	892,606
	Reliance Worldwide Corp., Ltd.	410,417	1,328,946
#*	Resolute Mining, Ltd.	472,459	245,961

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Retail Food Group, Ltd.	225,332	$12,855
#	Rhipe, Ltd.	14,932	21,960
	Ridley Corp., Ltd.	146,475	100,405
	Rio Tinto, Ltd.	28,857	2,415,301
*	RPMGlobal Holdings, Ltd.	72,882	71,115
*	Salmat, Ltd.	16,043	0
	Sandfire Resources, Ltd.	194,428	704,358
	Santos, Ltd.	725,269	3,574,720
*	Saracen Mineral Holdings, Ltd.	368,048	1,353,641
	SeaLink Travel Group, Ltd.	26,121	128,562
	Seek, Ltd.	26,845	571,984
	Select Harvests, Ltd.	103,090	409,223
*	Senex Energy, Ltd.	1,131,149	279,089
	Servcorp, Ltd.	42,286	92,252
	Service Stream, Ltd.	323,137	468,403
#	Seven Group Holdings, Ltd.	20,656	351,259
#*	Seven West Media, Ltd.	117,743	32,188
	SG Fleet Group, Ltd.	35,784	65,485
*	Sigma Healthcare, Ltd.	1,302,866	654,607
*	Silver Lake Resources, Ltd.	574,663	695,919
	Sims, Ltd.	124,195	1,152,983
	SmartGroup Corp., Ltd.	6,867	36,804
	Sonic Healthcare, Ltd.	30,713	802,649
	South32, Ltd.	912,829	1,760,531
#*	Southern Cross Media Group, Ltd.	216,813	355,534
	Spark Infrastructure Group	242,971	407,152
#*	SpeedCast International, Ltd.	198,889	22,511
	St Barbara, Ltd.	717,500	1,197,554
	Star Entertainment Grp, Ltd. (The)	775,034	2,027,157
	Steadfast Group, Ltd.	224,813	683,308
*	Strike Energy, Ltd.	404,028	89,159
	Suncorp Group, Ltd.	303,468	2,325,022
	Sunland Group, Ltd.	67,813	125,396
	Super Retail Group, Ltd.	182,119	1,554,053
*	Superloop, Ltd.	89,510	64,628
*	Syrah Resources, Ltd.	462,383	351,583
	Tabcorp Holdings, Ltd.	1,375,296	4,167,672
#	Tassal Group, Ltd.	251,201	666,856
	Technology One, Ltd.	134,332	882,172
	Telstra Corp., Ltd.	180,573	428,837
*	Temple & Webster Group, Ltd.	1,595	13,827
*	Tiger Resources, Ltd.	335,407	103
*	TPG Telecom, Ltd.	96,322	540,762
	Treasury Wine Estates, Ltd.	79,486	608,126
*	Tuas, Ltd.	41,766	23,734
	United Malt Grp, Ltd.	195,855	595,855
*	Virgin Australia Holdings, Ltd.	272,729	0
	Virtus Health, Ltd.	66,783	292,097
	Vita Group, Ltd.	128,174	103,063
	Viva Energy Group, Ltd.	665,281	885,070
*	Vocus Group, Ltd.	575,992	1,801,767
#	Webjet, Ltd.	143,224	517,777
	Wesfarmers, Ltd.	36,539	1,516,720
	Western Areas, Ltd.	284,164	505,956
*	Westgold Resources, Ltd.	247,123	440,327
	Westpac Banking Corp.	360,411	5,777,817
	Westpac Banking Corp., Sponsored ADR	9,009	144,504
	Whitehaven Coal, Ltd.	756,547	858,512
	Woodside Petroleum, Ltd.	130,701	2,426,012

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Woolworths Group, Ltd.	37,895	$1,178,676
	Worley, Ltd.	172,057	1,491,003
*	WPP AUNZ, Ltd.	311,689	164,554
*	Xero, Ltd.	3,203	315,972
TOTAL AUSTRALIA			217,631,335
AUSTRIA — (0.7%)
	Agrana Beteiligungs AG	12,744	270,954
	ANDRITZ AG	37,161	1,765,345
	AT&S Austria Technologie & Systemtechnik AG	25,068	797,387
	Atrium European Real Estate, Ltd.	33,143	106,446
*	BAWAG Group AG	2,090	90,868
	CA Immobilien Anlagen AG	14,098	607,173
#*	DO & CO AG	3,767	257,454
*	Erste Group Bank AG	74,800	2,284,330
	EVN AG	35,368	826,367
*	FACC AG	6,832	83,893
*	Flughafen Wien AG	2,852	97,631
*	IMMOFINANZ AG	10,817	228,502
#*	Kapsch TrafficCom AG	2,499	47,643
#*	Lenzing AG	4,527	582,082
	Mayr Melnhof Karton AG	3,500	695,111
	Oberbank AG	847	87,158
#	Oesterreichische Post AG	16,719	707,062
	OMV AG	32,043	1,344,583
	Palfinger AG	8,726	310,699
*	POLYTEC Holding AG	8,231	85,167
#*	Porr AG	8,836	148,583
*	Raiffeisen Bank International AG	124,108	2,426,124
	Rosenbauer International AG	1,017	48,742
	S IMMO AG	19,003	409,532
#*	S&T AG	18,308	480,493
	Schoeller-Bleckmann Oilfield Equipment AG	6,259	234,961
*	Semperit AG Holding	6,249	196,231
	Strabag SE	15,023	517,769
	Telekom Austria AG	92,396	703,237
	UBM Development AG	2,156	91,753
	UNIQA Insurance Group AG	115,073	891,408
	Verbund AG	2,449	220,735
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	930,145
#	voestalpine AG	103,946	3,793,758
	Wienerberger AG	13,837	469,932
	Zumtobel Group AG	24,911	205,379
TOTAL AUSTRIA			23,044,637
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	19,804	3,026,891
	Ageas SA	84,602	4,331,355
*	AGFA-Gevaert NV	187,959	870,504
#	Anheuser-Busch InBev SA	27,589	1,731,835
	Anheuser-Busch InBev SA, Sponsored ADR	6,428	402,971
*	Argenx SE, ADR	1,269	371,842
#	Atenor	3,505	238,825
	Banque Nationale de Belgique	69	149,688
	Barco NV	29,442	568,777
	Bekaert SA	38,406	1,321,054
*	bpost SA	91,565	1,083,291
*	Cie d'Entreprises CFE	8,822	895,316

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Deceuninck NV	56,289	$161,866
	D'ieteren SA	34,903	2,751,864
	Econocom Group SA	133,821	413,425
#	Elia Group SA	6,355	764,802
	Etablissements Franz Colruyt NV	11,843	730,553
	Euronav NV	28,877	231,400
#*	Euronav NV	6,230	49,217
*	EVS Broadcast Equipment SA	8,451	156,774
#*	Exmar NV	34,718	122,906
	Fagron	35,143	868,997
#*	Galapagos NV, Sponsored ADR	659	68,734
	Gimv NV	19,720	1,175,517
	Immobel SA	4,049	314,031
*	KBC Group NV	58,430	4,074,588
#*	Kinepolis Group NV	8,679	355,030
	Lotus Bakeries NV	173	822,200
	Melexis NV	10,065	1,125,140
#*	Ontex Group NV	67,619	766,856
	Orange Belgium SA	21,672	584,573
*	Oxurion NV	14,207	44,435
	Picanol	1,255	105,803
	Proximus SADP	45,741	963,908
	Recticel SA	42,061	606,869
	Resilux	786	139,614
*	Roularta Media Group NV	1,845	29,658
#	Shurgard Self Storage SA	5,524	243,130
*	Sioen Industries NV	8,233	224,330
#*	Sipef NV	5,476	304,723
	Solvay SA	27,406	3,117,158
	Telenet Group Holding NV	11,802	502,873
	TER Beke SA	539	71,262
*	Tessenderlo Group SA	27,512	1,173,857
	UCB SA	9,363	969,560
	Umicore SA	19,763	1,119,366
	Van de Velde NV	4,118	108,867
	Viohalco SA	25,814	107,646
TOTAL BELGIUM			40,363,881
CANADA — (9.7%)
*	5N Plus, Inc.	52,215	148,632
	Absolute Software Corp.	14,551	183,545
#	Acadian Timber Corp.	7,976	102,355
#*	Advantage Oil & Gas, Ltd.	215,003	321,138
	Aecon Group, Inc.	72,335	933,355
#*	Africa Oil Corp.	329,400	293,659
#	AG Growth International, Inc.	12,160	337,199
	AGF Management, Ltd., Class B	90,237	455,860
	Agnico Eagle Mines, Ltd.	10,163	709,886
*	Aimia, Inc.	62,327	198,862
*	Air Canada	33,400	522,908
#	AirBoss of America Corp.	12,431	162,053
	Alamos Gold, Inc., Class A	306,964	2,462,911
	Alamos Gold, Inc., Class A	61,980	495,840
	Alaris Equity Partners Income	31,073	388,792
*	Alcanna, Inc.	19,655	105,288
	Algoma Central Corp.	4,796	50,595
	Algonquin Power & Utilities Corp.	16,823	280,350
	Algonquin Power & Utilities Corp.	7,800	129,636
	Alimentation Couche-Tard, Inc., Class B	20,671	630,435

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	AltaGas, Ltd.	110,314	$1,638,211
#	Altius Minerals Corp.	42,307	488,329
	Altus Group, Ltd.	12,866	492,505
#*	Americas Gold & Silver Corp.	57,200	155,217
*	Amerigo Resources, Ltd.	29,500	17,994
	Andrew Peller, Ltd., Class A	21,300	170,733
*	Aphria, Inc.	246,838	3,006,487
	ARC Resources, Ltd.	256,429	1,185,138
#*	Argonaut Gold, Inc.	242,354	439,697
*	Aritzia, Inc.	41,900	871,586
	Atco, Ltd., Class I	9,500	271,980
#*	Athabasca Oil Corp.	419,433	73,801
*	ATS Automation Tooling Systems, Inc.	22,145	379,950
#*	Aurora Cannabis, Inc.	2,358	26,151
#*	Aurora Cannabis, Inc.	10,494	117,009
	AutoCanada, Inc.	30,619	666,135
	B2Gold Corp.	570,876	2,821,456
	Badger Daylighting, Ltd.	20,326	593,368
	Bank of Montreal	34,642	2,576,850
	Bank of Montreal	50,694	3,767,071
	Bank of Nova Scotia (The)	35,900	1,914,667
	Bank of Nova Scotia (The)	102,743	5,475,174
	Barrick Gold Corp.	16,141	361,074
	Barrick Gold Corp.	45,774	1,037,434
*	Bausch Health Cos., Inc.	40,515	1,033,133
*	Baytex Energy Corp.	266,054	158,124
#	BCE, Inc.	4,000	169,666
	BCE, Inc.	2,572	109,053
#	Birchcliff Energy, Ltd.	262,868	444,023
	Bird Construction, Inc.	22,559	144,660
*	Black Diamond Group, Ltd.	21,857	45,466
#*	BlackBerry, Ltd.	386,886	5,455,093
#	Bonterra Energy Corp.	14,474	26,826
#	Boralex, Inc., Class A	41,604	1,632,276
	Bridgemarq Real Estate Services	1,900	21,886
	Brookfield Asset Management, Inc., Class A	24,150	937,986
	BRP, Inc.	9,500	625,310
	CAE, Inc.	68,527	1,548,188
	CAE, Inc.	4,303	97,033
	Calian Group, Ltd.	5,433	253,731
#	Cameco Corp.	132,196	1,644,761
	Cameco Corp.	168,250	2,089,665
	Canaccord Genuity Group, Inc.	113,665	1,043,545
	Canacol Energy, Ltd.	123,419	351,315
*	Canada Goose Holdings, Inc.	11,187	374,317
	Canadian Imperial Bank of Commerce	38,842	3,310,265
	Canadian Imperial Bank of Commerce	26,962	2,296,623
	Canadian Natural Resources, Ltd.	515,271	11,634,819
#	Canadian Tire Corp., Ltd., Class A	15,866	2,057,276
	Canadian Utilities, Ltd., Class A	10,100	249,666
#	Canadian Western Bank	102,818	2,287,525
*	Canfor Corp.	44,824	827,601
#	Canfor Pulp Products, Inc.	27,749	184,234
#*	Canopy Growth Corp.	2,600	104,081
*	Canopy Growth Corp.	15,958	639,437
	CanWel Building Materials Group, Ltd.	55,021	313,668
#	Capital Power Corp.	15,184	433,167
*	Capstone Mining Corp.	334,485	693,165
#	Cardinal Energy, Ltd.	103,611	84,266

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Cargojet, Inc.	1,500	$239,296
	Cascades, Inc.	87,572	1,061,479
	CCL Industries, Inc., Class B	27,170	1,246,580
*	Celestica, Inc.	97,934	790,327
*	Celestica, Inc.	21,177	171,735
#	Cenovus Energy, Inc.	234,536	1,384,748
#	Cenovus Energy, Inc.	383,783	2,268,158
#	Centerra Gold, Inc.	199,804	2,070,302
	Cervus Equipment Corp.	7,336	71,481
#	CES Energy Solutions Corp.	141,152	154,536
*	CGI, Inc.	8,775	702,439
*	CGI, Inc.	18,939	1,518,082
#	Chesswood Group, Ltd.	6,897	49,135
*	China Gold International Resources Corp., Ltd.	243,398	489,175
	CI Financial Corp.	113,688	1,411,820
#	Cineplex, Inc.	18,201	149,451
#	Cogeco Communications, Inc.	10,578	901,581
	Cogeco, Inc.	6,264	450,518
#	Colliers International Group, Inc.	4,219	371,965
	Colliers International Group, Inc.	8,485	749,735
	Computer Modelling Group, Ltd.	59,122	274,169
	Constellation Software, Inc.	1,492	1,817,562
*	Copper Mountain Mining Corp.	164,383	275,096
	Corby Spirit and Wine, Ltd.	4,950	65,613
	Corus Entertainment, Inc., Class B	372,041	1,379,061
	Crescent Point Energy Corp.	120,657	332,132
	Crescent Point Energy Corp.	300,815	824,234
*	Crew Energy, Inc.	221,085	117,566
*	CRH Medical Corp.	23,040	49,368
#*	Denison Mines Corp.	414,890	275,782
*	Descartes Systems Group, Inc. (The)	4,000	244,240
	Dexterra Group, Inc.	27,936	131,076
#*	DIRTT Environmental Solutions	26,200	59,213
#	Dollarama, Inc.	14,598	570,678
*	Dorel Industries, Inc., Class B	25,818	300,024
	DREAM Unlimited Corp., Class A	31,388	506,626
#	Dundee Precious Metals, Inc.	152,115	967,112
	ECN Capital Corp.	260,096	1,383,111
	E-L Financial Corp., Ltd.	977	617,334
*	Eldorado Gold Corp.	121,782	1,366,621
#*	Eldorado Gold Corp.	38,300	429,343
	Element Fleet Management Corp.	286,666	2,663,220
	Emera, Inc.	477	19,945
	Empire Co., Ltd., Class A	47,351	1,308,239
#	Endeavour Mining Corp.	97,294	2,066,468
	Enerflex, Ltd.	88,931	457,608
#*	Energy Fuels, Inc.	50,805	193,885
#*	Energy Fuels, Inc.	2,144	8,147
#	Enerplus Corp.	28,093	86,998
#	Enerplus Corp.	189,200	588,412
	Enghouse Systems, Ltd.	22,732	1,043,850
	Ensign Energy Services, Inc.	137,467	110,726
	Equitable Group, Inc.	13,335	1,078,480
*	ERO Copper Corp.	23,134	337,761
	Evertz Technologies, Ltd.	13,926	139,396
	Exchange Income Corp.	14,690	416,892
	Exco Technologies, Ltd.	20,517	155,632
*	EXFO, Inc.	48	175
#	Extendicare, Inc.	52,304	251,141

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Fairfax Financial Holdings, Ltd.	11,476	$4,163,399
#	Fiera Capital Corp.	41,271	351,792
	Finning International, Inc.	151,026	3,153,387
	Firm Capital Mortgage Investment Corp.	34,100	348,800
#*	First Majestic Silver Corp.	17,600	318,912
*	First Mining Gold Corp.	344,000	106,260
	First National Financial Corp.	9,600	328,070
	First Quantum Minerals, Ltd.	306,038	5,097,642
	FirstService Corp.	4,382	599,677
	FirstService Corp.	4,219	576,324
*	Fission Uranium Corp.	337,775	91,130
#*	Fortuna Silver Mines, Inc.	155,992	1,206,460
*	Fortuna Silver Mines, Inc.	21,100	164,158
	Franco-Nevada Corp.	734	87,437
#	Freehold Royalties, Ltd.	79,842	342,158
	Frontera Energy Corp.	22,090	64,262
#*	Galiano Gold, Inc.	123,493	141,963
	Gamehost, Inc.	6,382	30,793
*	GDI Integrated Facility Services, Inc.	1,600	53,302
*	Gear Energy, Ltd.	72,403	14,438
	Genworth MI Canada, Inc.	42,703	1,451,985
	George Weston, Ltd.	10,030	726,003
	Gibson Energy, Inc.	93,400	1,414,786
#	Gildan Activewear, Inc.	13,046	325,959
	Gildan Activewear, Inc.	1,029	25,643
*	Glacier Media, Inc.	3,000	1,126
#	goeasy, Ltd.	9,293	678,907
#*	GoldMoney, Inc.	37,900	93,953
#*	Gran Tierra Energy, Inc.	362,792	209,944
*	Great Canadian Gaming Corp.	30,568	1,019,531
	Great-West Lifeco, Inc.	60,790	1,388,127
	Guardian Capital Group, Ltd., Class A	9,233	187,729
	Hardwoods Distribution, Inc.	7,600	162,490
*	Headwater Exploration, Inc.	22,200	48,784
*	Heroux-Devtek, Inc.	30,496	304,066
	High Liner Foods, Inc.	12,914	119,066
	HLS Therapeutics, Inc.	1,200	15,362
*	Home Capital Group, Inc.	59,891	1,413,498
	Hudbay Minerals, Inc.	276,709	1,575,321
	iA Financial Corp., Inc.	83,023	3,699,433
#*	IAMGOLD Corp.	330,126	1,120,428
*	IAMGOLD Corp.	189,700	641,186
#*	IBI Group, Inc.	12,400	87,467
	IGM Financial, Inc.	9,200	243,822
*	Imperial Metals Corp.	48,966	168,102
#	Imperial Oil, Ltd.	21,980	418,200
	Imperial Oil, Ltd.	27,036	514,225
	Information Services Corp.	7,500	124,047
#	Innergex Renewable Energy, Inc.	53,295	1,221,993
	Intact Financial Corp.	8,600	948,270
#	Inter Pipeline, Ltd.	132,060	1,324,989
*	Interfor Corp.	70,212	1,308,428
*	Intertain Group, Ltd. (The)	9,352	87,567
	Intertape Polymer Group, Inc.	44,164	793,312
#	Invesque, Inc.	6,700	12,730
*	Ivanhoe Mines, Ltd., Class A	508,068	2,427,602
#	Jamieson Wellness, Inc.	18,011	504,942
*	Just Energy Group, Inc.	194	1,302
	K-Bro Linen, Inc.	4,928	138,735

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Kelt Exploration, Ltd.	164,853	$229,472
#	Keyera Corp.	138,655	2,604,491
*	Kinaxis, Inc.	4,642	644,380
	Kinross Gold Corp.	607,485	4,242,300
	Kinross Gold Corp.	73,944	516,129
	Kirkland Lake Gold, Ltd.	60,005	2,305,894
*	Knight Therapeutics, Inc.	81,243	336,090
	KP Tissue, Inc.	5,500	44,387
	Labrador Iron Ore Royalty Corp.	53,151	1,323,839
	Lassonde Industries, Inc., Class A	600	81,736
#	Laurentian Bank of Canada	47,117	1,138,546
	Leon's Furniture, Ltd.	15,795	254,449
*	Lightstream Resources, Ltd.	116,588	0
	Linamar Corp.	55,228	2,819,381
	Loblaw Cos., Ltd.	20,493	989,575
*	Lucara Diamond Corp.	293,275	174,302
#*	Lundin Gold, Inc.	19,376	155,008
	Lundin Mining Corp.	421,716	3,759,580
	Magellan Aerospace Corp.	16,036	112,989
	Magna International, Inc.	43,744	3,080,809
	Magna International, Inc.	133,015	9,344,304
*	Mainstreet Equity Corp.	1,005	60,846
*	Major Drilling Group International, Inc.	76,787	419,138
*	Mandalay Resources Corp.	2,837	4,837
	Manulife Financial Corp.	135,121	2,442,988
	Maple Leaf Foods, Inc.	48,854	954,730
	Martinrea International, Inc.	99,233	1,052,277
*	Mav Beauty Brands, Inc.	7,900	42,875
*	Maxim Power Corp.	2,200	4,043
*	MDF Commerce, Inc.	5,000	58,260
	Medical Facilities Corp.	32,241	170,439
*	MEG Energy Corp.	276,554	921,306
	Melcor Developments, Ltd.	6,353	47,148
#	Methanex Corp.	34,309	1,136,523
	Methanex Corp.	4,014	132,904
	Metro, Inc.	27,751	1,199,683
	Morguard Corp.	900	76,716
	Morneau Shepell, Inc.	19,256	471,781
	MTY Food Group, Inc.	9,074	363,479
#	Mullen Group, Ltd.	106,428	860,579
	National Bank of Canada	56,678	3,185,492
#	Neo Performance Materials, Inc.	2,600	30,905
#*	New Gold, Inc.	1,126,007	2,130,938
	NFI Group, Inc.	48,055	1,058,243
	Norbord, Inc.	4,916	212,441
	Norbord, Inc.	10,886	469,513
	North American Construction Group, Ltd.	12,646	116,793
#	North American Construction Group, Ltd.	18,311	168,827
	North West Co., Inc. (The)	48,708	1,232,984
#	Northland Power, Inc.	52,350	1,917,965
*	Novagold Resources, Inc.	14,000	127,680
	Nutrien, Ltd.	102,063	5,018,451
#*	NuVista Energy, Ltd.	156,290	131,999
#*	OceanaGold Corp.	676,723	1,190,715
	Onex Corp.	22,264	1,179,056
	Open Text Corp.	12,400	555,442
	Open Text Corp.	18,699	837,528
*	Orbite Technologies, Inc.	121,500	0
*	Organigram Holdings, Inc.	31,500	57,642

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Osisko Gold Royalties, Ltd.	65,768	$734,954
	Osisko Gold Royalties, Ltd.	57,057	639,038
#*	Osisko Mining, Inc.	102,000	248,070
#	Pan American Silver Corp.	4,422	143,066
	Pan American Silver Corp.	24,542	796,621
#*	Paramount Resources, Ltd., Class A	48,237	242,174
*	Parex Resources, Inc.	161,830	2,448,806
#	Park Lawn Corp.	18,454	444,916
	Parkland Corp.	49,308	1,479,529
	Pason Systems, Inc.	68,807	457,368
	Pembina Pipeline Corp.	1,774	46,686
	Pembina Pipeline Corp.	109,815	2,888,134
#	Peyto Exploration & Development Corp.	161,119	444,770
	PHX Energy Services Corp.	34,852	68,137
	Pinnacle Renewable Energy, Inc.	8,557	62,567
	Pizza Pizza Royalty Corp.	17,406	128,631
*	Points International, Ltd.	4,200	56,994
	Polaris Infrastructure, Inc.	16,040	262,661
	Pollard Banknote, Ltd.	900	25,408
#	PrairieSky Royalty, Ltd.	131,263	1,083,978
*	Precision Drilling Corp.	11,015	214,564
#*	Precision Drilling Corp.	3,000	58,493
#*	Premier Gold Mines, Ltd.	203,280	502,338
#	Premium Brands Holdings Corp.	19,639	1,605,061
#*	Pretium Resources, Inc.	73,759	798,072
*	Pretium Resources, Inc.	36,986	399,145
*	Pulse Seismic, Inc.	33,004	29,681
	Quarterhill, Inc.	172,231	346,146
	Quebecor, Inc., Class B	32,000	765,748
#*	Questerre Energy Corp., Class A	62,560	8,806
*	Real Matters, Inc.	31,043	406,624
	Recipe Unlimited Corp.	2,510	32,034
	Restaurant Brands International, Inc.	14,426	832,380
#	RF Capital Group, Inc.	27,042	34,893
	Richelieu Hardware, Ltd.	27,580	808,151
	Ritchie Bros Auctioneers, Inc.	1,000	59,050
	Ritchie Bros Auctioneers, Inc.	13,768	811,073
	Rogers Communications, Inc., Class B	19,595	883,343
#	Rogers Sugar, Inc.	76,615	326,531
*	Roxgold, Inc.	154,520	167,963
	Royal Bank of Canada	73,948	5,985,234
	Royal Bank of Canada	32,014	2,588,972
	Russel Metals, Inc.	74,961	1,345,927
*	Sabina Gold & Silver Corp.	216,358	434,831
*	Sandstorm Gold, Ltd.	51,634	333,123
*	Sandstorm Gold, Ltd.	6,300	40,698
	Saputo, Inc.	20,122	527,617
#	Savaria Corp.	20,600	269,995
#	Secure Energy Services, Inc.	154,863	311,240
#*	Seven Generations Energy, Ltd., Class A	265,951	1,276,981
	Shaw Communications, Inc., Class B	5,005	85,873
	Shaw Communications, Inc., Class B	85,618	1,466,636
#	ShawCor, Ltd.	46,441	146,723
#	Sienna Senior Living, Inc.	63,111	649,001
*	Sierra Wireless, Inc.	8,700	161,039
*	Sierra Wireless, Inc.	23,305	431,376
	Sleep Country Canada Holdings, Inc.	42,771	879,669
#	SNC-Lavalin Group, Inc.	93,311	1,544,785
*	Southern Pacific Resource Corp.	135,301	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Spin Master Corp.	13,794	$293,409
#	Sprott, Inc.	5,586	158,610
#*	SSR Mining, Inc.	152,235	2,676,245
#*	SSR Mining, Inc.	20,715	364,480
	Stantec, Inc.	23,524	835,182
	Stantec, Inc.	6,416	227,768
	Stelco Holdings, Inc.	4,978	80,193
	Stella-Jones, Inc.	50,198	1,804,184
*	Storm Resources, Ltd.	9,700	17,447
	Sun Life Financial, Inc.	10,346	478,606
	Suncor Energy, Inc.	60,435	1,010,907
	Suncor Energy, Inc.	282,136	4,720,135
*	SunOpta, Inc.	31,575	447,734
*	SunOpta, Inc.	18,909	267,646
#	Superior Plus Corp.	170,381	1,612,207
	Surge Energy, Inc.	259,984	62,010
#*	Tamarack Valley Energy, Ltd.	233,188	242,534
*	Taseko Mines, Ltd.	258,029	312,762
	TC Energy Corp.	5,361	229,784
	TC Energy Corp.	29,513	1,266,993
	Teck Resources, Ltd., Class B	10,991	200,782
	Teck Resources, Ltd., Class B	266,989	4,880,559
	TELUS Corp.	21,200	437,512
*	Teranga Gold Corp.	99,844	987,702
*	Tervita Corp.	7,425	17,652
	TFI International, Inc.	52,527	3,489,066
	TFI International, Inc.	3,200	212,608
	Thomson Reuters Corp.	5,324	434,122
#	Tidewater Midstream and Infrastructure, Ltd.	98,700	68,694
	Timbercreek Financial Corp.	73,896	499,286
*	TMAC Resources, Inc.	24,198	41,631
	TMX Group, Ltd.	3,571	344,436
*	Topicus.com, Inc.	2,775	10,438
#	TORC Oil & Gas, Ltd.	165,546	327,531
#*	Torex Gold Resources, Inc.	97,651	1,285,982
	Toromont Industries, Ltd.	22,541	1,513,133
	Toronto-Dominion Bank (The)	55,395	3,138,942
	Toronto-Dominion Bank (The)	41,003	2,320,360
	Total Energy Services, Inc.	38,348	92,965
#*	Touchstone Exploration, Inc.	98,000	203,089
	Tourmaline Oil Corp.	280,882	4,002,088
	TransAlta Corp.	163,675	1,436,116
	TransAlta Corp.	136,091	1,193,518
#	TransAlta Renewables, Inc.	23,543	395,835
#	Transcontinental, Inc., Class A	62,632	1,005,051
*	TransGlobe Energy Corp.	67,575	69,755
#*	Trevali Mining Corp.	332,371	49,385
#*	Trican Well Service, Ltd.	215,943	288,768
	Tricon Residential, Inc.	33,235	317,081
*	Trisura Group, Ltd.	4,200	282,928
*	Turquoise Hill Resources, Ltd.	38,087	419,966
	Uni-Select, Inc.	22,511	119,531
#	Vermilion Energy, Inc.	19,058	83,460
	Vermilion Energy, Inc.	97,267	426,029
	Wajax Corp.	19,907	295,783
	Waste Connections, Inc.	2,260	222,633
	Waterloo Brewing, Ltd.	3,400	14,012
*	Wesdome Gold Mines, Ltd.	79,276	605,070
#	West Fraser Timber Co., Ltd.	55,910	3,582,612

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Western Forest Products, Inc.	355,168	$349,960
#	Westshore Terminals Investment Corp.	48,843	611,516
	Wheaton Precious Metals Corp.	16,588	681,269
#	Whitecap Resources, Inc.	376,173	1,347,310
*	WildBrain, Ltd.	44,111	83,134
	Winpak, Ltd.	10,656	335,242
	WSP Global, Inc.	11,085	1,032,433
	Yamana Gold, Inc.	609,030	2,843,329
#*	Yangarra Resources, Ltd.	29,500	17,994
	Yellow Pages, Ltd.	19,713	189,615
TOTAL CANADA			328,527,969
CHINA — (0.1%)
*	China Display Optoelectronics Technology Holdings, Ltd.	352,000	22,671
	CITIC Telecom International Holdings, Ltd.	1,621,000	511,205
*	Hanfeng Evergreen, Inc.	5,700	0
	K Wah International Holdings, Ltd.	692,000	326,068
	SITC International Holdings Co., Ltd.	751,000	1,721,588
	TK Group Holdings, Ltd.	76,000	28,193
TOTAL CHINA			2,609,725
DENMARK — (2.4%)
*	ALK-Abello A.S.	4,053	1,584,741
	Alm Brand A.S.	76,874	859,583
	Ambu A.S., Class B	2,698	127,055
	AP Moller - Maersk A.S., Class A	221	416,851
	AP Moller - Maersk A.S., Class B	401	823,721
*	Bang & Olufsen A.S.	69,915	338,608
*	BankNordik P/F	3,257	80,081
*	Bavarian Nordic A.S.	43,277	1,542,418
*	Brodrene Hartmann A.S.	2,063	164,546
	Carlsberg A.S., Class B	23,451	3,426,005
	Chemometec A/S	802	66,449
*	Chr Hansen Holding A.S.	9,298	841,181
*	Columbus A.S.	64,216	128,316
	D/S Norden A.S.	30,044	536,409
*	Danske Bank A.S.	201,054	3,422,719
#*	Demant A.S.	38,459	1,378,462
*	Dfds A.S.	36,797	1,631,133
*	Drilling Co. of 1972 A.S. (The)	1,632	44,681
	DSV Panalpina A.S.	17,442	2,721,334
*	FLSmidth & Co. A.S.	31,401	1,097,505
*	Genmab A.S.	4,547	1,810,363
	GN Store Nord A.S.	68,341	5,206,418
	H Lundbeck A.S.	53,173	1,891,887
*	H+H International A.S., Class B	19,897	474,431
*	Harboes Bryggeri A.S., Class B	1,400	15,605
#*	ISS A.S.	99,612	1,710,754
*	Jeudan A.S.	775	31,746
*	Jyske Bank A.S.	61,980	2,316,672
*	Matas A.S.	30,680	380,412
*	Netcompany Group A.S.	13,785	1,285,988
*	Nilfisk Holding A.S.	23,898	529,418
*	NKT A.S.	41,329	1,693,506
	NNIT A.S.	10,265	176,386
	Novo Nordisk A.S., Class B	58,933	4,105,755
	Novozymes A.S., Class B	23,076	1,384,986
	Pandora A.S.	112,551	10,830,371

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Parken Sport & Entertainment A.S.	3,780	$42,795
	Per Aarsleff Holding A.S.	17,449	806,490
	Ringkjoebing Landbobank A.S.	30,395	2,670,139
	Rockwool International A.S., Class A	1,632	572,291
	Rockwool International A.S., Class B	5,795	2,186,173
	Royal Unibrew A.S.	37,342	3,686,224
#	RTX A.S.	10,840	360,087
	Scandinavian Tobacco Group A.S., Class A	63,134	1,143,054
	Schouw & Co., A.S.	12,762	1,284,098
	SimCorp A.S.	29,281	3,789,961
	Solar A.S., Class B	5,195	339,073
*	Spar Nord Bank A.S.	91,682	835,748
*	Sydbank A.S.	42,354	880,008
*	Tivoli A.S.	881	100,732
	Topdanmark A.S.	39,334	1,816,206
#	TORM P.L.C.	30,726	216,855
#	Tryg A.S.	33,976	1,057,000
	United International Enterprises, Ltd.	1,279	299,277
	Vestas Wind Systems A.S.	15,879	3,409,502
*	Vestjysk Bank A.S.	366,659	157,929
*	Zealand Pharma A.S.	28,583	913,383
TOTAL DENMARK			81,643,521
FINLAND — (1.7%)
	Ahlstrom-Munksjo Oyj	24,812	535,886
	Aktia Bank Oyj	43,353	501,076
#	Alandsbanken Abp, Class B	5	130
	Alma Media Oyj	15,120	165,735
	Apetit Oyj	2,895	40,762
	Aspo Oyj	15,585	161,315
	Atria Oyj	10,467	130,882
#*	Bittium Oyj	11,330	90,284
	Cargotec Oyj, Class B	36,487	1,585,013
*	Caverion Oyj	43,295	311,511
#	Citycon Oyj	13,223	129,552
	Digia Oyj	5,011	45,633
	Elisa Oyj	38,367	2,284,249
	Enento Group Oyj	347	13,306
#*	Finnair Oyj	615,571	465,054
	Fiskars Oyj Abp	37,019	695,338
	Fortum Oyj	114,768	2,775,995
*	F-Secure Oyj	41,859	196,490
*	Glaston Oyj ABP	650	612
*	HKScan Oyj, Class A	27,319	71,845
	Huhtamaki Oyj	53,093	2,603,449
	Ilkka-Yhtyma Oyj	7,050	36,865
	Kamux Corp.	4,076	67,537
	Kemira Oyj	94,644	1,602,040
	Kesko Oyj, Class A	29,456	715,965
	Kesko Oyj, Class B	120,692	3,133,962
	Kojamo Oyj	34,878	743,279
	Kone Oyj, Class B	18,181	1,429,846
	Konecranes Oyj	35,431	1,288,327
	Lassila & Tikanoja Oyj	29,795	518,977
	Metsa Board Oyj	79,914	858,927
	Metso Outotec Oyj	214,019	2,135,491
	Neles Oyj	28,331	364,655
#	Neste Oyj	17,847	1,257,153
*	Nokia Oyj	645,689	3,102,915

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	Nokia Oyj	143,713	$694,516
	Nokian Renkaat Oyj	65,391	2,394,299
*	Nordea Bank Abp	212,648	1,723,450
*	Nordea Bank Abp	104,799	850,765
	Olvi Oyj, Class A	9,640	514,467
	Oriola Oyj, Class B	109,357	268,789
	Orion Oyj, Class A	10,267	475,220
	Orion Oyj, Class B	41,677	1,912,203
#*	Outokumpu Oyj	122,482	570,283
*	Pihlajalinna Oyj	9,285	111,541
#	Ponsse Oyj	6,228	240,734
*	QT Group Oyj	3,512	290,756
	Raisio Oyj, Class V	86,062	370,289
	Revenio Group Oyj	10,609	646,541
	Sampo Oyj, Class A	21,503	904,020
	Sanoma Oyj	52,546	1,006,330
	Stora Enso Oyj, Class R	139,355	2,528,966
	Terveystalo Oyj	24,377	312,298
	TietoEVRY Oyj	12,875	423,049
	Tikkurila Oyj	30,785	1,226,694
	Tokmanni Group Corp.	41,662	806,483
	UPM-Kymmene Oyj	75,372	2,693,192
	Uponor Oyj	56,120	1,318,719
	Vaisala Oyj, Class A	9,648	463,888
	Valmet Oyj	88,204	2,823,658
	Wartsila Oyj Abp	54,226	531,531
#	YIT Oyj	155,620	925,014
TOTAL FINLAND			57,087,751
FRANCE — (6.7%)
	ABC arbitrage	12,945	116,283
*	Accor SA	51,866	1,744,034
*	Aeroports de Paris	2,541	291,620
	Air Liquide SA	17,761	2,904,757
*	Akka Technologies	9,047	251,915
	AKWEL	8,878	227,623
	Albioma SA	25,760	1,310,098
*	Alstom SA	19,132	1,037,329
	Altamir	17,275	419,202
*	Alten SA	13,967	1,470,574
*	Amundi SA	6,336	471,535
	Arkema SA	66,054	7,309,508
	Assystem SA	5,099	165,483
*	Atos SE	67,753	5,199,334
	Aubay	4,684	209,334
	AXA SA, Sponsored ADR	12,088	267,024
	AXA SA	180,809	4,005,705
*	Axway Software SA	5,568	162,539
	Bastide le Confort Medical	2,869	182,053
	Beneteau SA	42,574	581,082
*	Bigben Interactive	12,323	289,288
	BioMerieux	3,697	571,502
*	BNP Paribas SA	106,510	5,107,757
	Boiron SA	5,728	237,920
	Bollore SA	536,610	2,173,094
	Bonduelle SCA	19,044	468,637
#*	Bourbon Corp.	9,346	0
	Bouygues SA	128,762	5,051,562
*	Bureau Veritas SA	41,334	1,084,593

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Burelle SA	44	$46,951
	Capgemini SE	18,299	2,644,405
	Carrefour SA	269,613	4,571,950
#*	Casino Guichard Perrachon SA	14,881	504,738
#*	Catering International Services	1,201	13,958
*	Cegedim SA	4,311	123,048
*	CGG SA	670,514	676,014
#	Chargeurs SA	20,524	459,973
*	Cie de Saint-Gobain	157,949	7,851,832
	Cie des Alpes	9,249	195,130
	Cie Generale des Etablissements Michelin SCA	61,296	8,447,041
	Cie Plastic Omnium SA	52,163	2,044,116
*	CNP Assurances	56,254	852,588
*	Coface SA	84,462	830,885
*	Credit Agricole SA	180,238	2,039,953
	Danone SA	19,431	1,292,134
*	Dassault Aviation SA	259	270,043
*	Derichebourg SA	113,225	765,336
#	Edenred	21,567	1,168,151
*	Eiffage SA	44,841	4,070,110
*	Electricite de France SA	116,906	1,453,674
	Electricite de Strasbourg SA	88	12,325
	Elior Group SA	71,329	449,388
*	Elis SA	167,011	2,515,404
*	Engie SA	181,890	2,822,798
*	Eramet SA	8,814	473,657
	EssilorLuxottica SA	6,323	894,437
*	Esso SA Francaise	1,610	22,684
#*	Etablissements Maurel et Prom SA	38,191	76,619
*	Eurofins Scientific SE	26,810	2,573,404
	Eutelsat Communications SA	161,391	1,921,989
*	Exel Industries, Class A	1,036	82,996
*	Faurecia SE	86,122	4,506,871
	Fleury Michon SA	748	22,510
*	Fnac Darty SA	11,703	657,864
*	Fnac Darty SA	2,700	151,258
	Gaztransport Et Technigaz SA	12,868	1,172,130
#*	Getlink SE	41,682	642,347
*	GL Events	8,638	85,826
*	Groupe Crit	2,385	184,107
	Groupe Gorge SA	1,262	23,215
	Guerbet	5,364	216,864
	Haulotte Group SA	6,838	49,977
*	HEXAOM	2,572	111,016
*	ID Logistics Group	1,594	434,269
	Iliad SA	22,419	4,145,997
	Imerys SA	31,115	1,469,211
#*	Innate Pharma SA	13,430	57,455
	Ipsen SA	11,306	986,356
	IPSOS	40,447	1,292,855
	Jacquet Metals SA	10,665	185,615
#*	JCDecaux SA	83,449	1,621,345
	Kaufman & Broad SA	16,825	770,811
#*	Korian SA	62,260	2,300,419
#*	Lagardere SCA	60,772	1,412,600
	Laurent-Perrier	1,337	120,329
	Lectra	23,840	679,927
	Legrand SA	24,969	2,294,324
	Linedata Services	3,276	119,195

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	LISI	18,297	$418,482
	LNA Sante SA	5,697	340,664
	L'Oreal SA	1,979	696,212
	LVMH Moet Hennessy Louis Vuitton SE	521	314,994
*	Maisons du Monde SA	7,917	138,355
	Manitou BF SA	7,923	263,479
	Manutan International	1,396	131,439
*	Mersen SA	16,825	513,678
*	METabolic EXplorer SA	24,334	83,370
*	Metropole Television SA	28,928	491,478
*	Natixis SA	269,561	1,014,697
*	Nexans SA	34,084	2,534,992
	Nexity SA	51,343	2,312,861
*	Nicox	10,169	53,572
*	NRJ Group	13,173	99,619
*	Oeneo SA	17,064	230,394
*	Onxeo SA	5,700	4,621
	Orange SA	506,971	5,950,025
#*	Orpea SA	16,830	2,328,616
	Pernod Ricard SA	934	176,023
*	Pierre Et Vacances SA	3,394	43,491
*	Plastivaloire	7,755	65,925
	Publicis Groupe SA	97,322	5,036,855
	Quadient SA	33,881	739,630
#*	Rallye SA	5,003	38,673
#*	Recylex SA	4,720	3,969
	Remy Cointreau SA	2,598	481,872
*	Renault SA	40,599	1,726,615
*	Rexel SA	244,826	3,725,478
	Robertet SA	426	492,701
*	Rothschild & Co.	26,301	897,745
	Rubis SCA	23,580	1,067,273
*	Safran SA	10,894	1,369,458
	Samse SA	244	45,897
#	Sanofi	47,014	4,421,584
#	Sartorius Stedim Biotech	4,233	1,771,018
*	Savencia SA	4,626	336,744
	Schneider Electric SE	14,921	2,183,847
	Schneider Electric SE	1,883	274,812
*	SCOR SE	131,423	3,996,387
	SEB SA	7,961	1,512,891
	Seche Environnement SA	3,562	183,419
	SES SA	136,122	1,160,340
	Societe BIC SA	17,978	1,026,081
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	56,490
*	Societe Generale SA	126,634	2,360,837
*	Societe Marseillaise du Tunnel Prado-Carenage SA	1,651	30,999
#	Societe pour l'Informatique Industrielle	1,527	39,085
*	Sodexo SA	14,635	1,302,161
*	SOITEC	8,871	1,783,351
#*	Solocal Group	32,742	105,058
	Somfy SA	3,975	689,544
*	Sopra Steria Group	16,108	2,672,293
*	SPIE SA	90,996	2,009,349
	Stef SA	3,236	294,144
	STMicroelectronics NV	66,396	2,660,528
	Suez SA	33,333	684,111
	Sword Group	4,448	184,376
*	Synergie SE	6,994	266,978

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Tarkett SA	30,607	$546,635
	Teleperformance	13,339	4,362,947
*	Television Francaise 1	58,887	510,453
	Thales SA	11,953	1,072,508
	Thermador Groupe	3,781	334,668
	Total Gabon	433	69,772
	Total SE	308,861	13,017,989
	Trigano SA	7,260	1,276,475
*	Ubisoft Entertainment SA	18,028	1,802,513
*	Union Financiere de France BQE SA	2,287	58,233
	Valeo SA	125,147	4,658,855
#*	Vallourec SA	5,099	150,870
#*	Valneva SE	4,729	54,226
	Vetoquinol SA	2,125	222,196
	Vicat SA	21,056	905,777
	VIEL & Cie SA	15,605	103,814
	Vilmorin & Cie SA	6,778	419,537
	Vinci SA	36,490	3,383,650
*	Virbac SA	2,232	580,961
#	Vivendi SA	33,175	1,019,431
*	Vranken-Pommery Monopole SA	1,795	30,376
*	Worldline SA	57,567	4,866,135
*	XPO Logistics Europe SADIR	27	9,172
TOTAL FRANCE			226,490,582
GERMANY — (6.2%)
	1&1 Drillisch AG	41,453	1,006,122
	7C Solarparken AG	19,470	104,231
*	Aareal Bank AG	59,491	1,355,275
*	ADLER Group SA	14,370	433,042
*	ADVA Optical Networking SE	74,512	815,313
*	AIXTRON SE	22,019	411,541
	All for One Group SE	486	35,330
#	Allgeier SE	3,364	88,829
	Allianz SE	39,330	8,888,934
	Allianz SE, Sponsored ADR	11,988	271,288
*	Amadeus Fire AG	1,736	237,404
	Aroundtown SA	67,983	471,960
	Atoss Software AG	1,122	253,252
	Aurubis AG	38,286	2,950,613
	BASF SE	44,586	3,445,882
	Basler AG	2,286	234,893
#*	Bauer AG	11,111	162,607
	Bayer AG	45,110	2,730,185
	Bayerische Motoren Werke AG	59,479	5,036,018
	BayWa AG	15,030	590,212
	Bechtle AG	13,741	2,911,754
	Beiersdorf AG	5,591	610,286
	Bertrandt AG	6,115	320,305
*	Bijou Brigitte AG	2,250	60,450
	Bilfinger SE	27,465	929,832
#*	Borussia Dortmund GmbH & Co. KGaA	61,142	380,881
	Brenntag AG	67,385	5,278,472
	CANCOM SE	21,658	1,282,910
	Carl Zeiss Meditec AG	3,171	495,580
*	CECONOMY AG	87,517	562,657
*	CENIT AG	3,984	65,578
	Cewe Stiftung & Co. KGAA	5,534	742,171
*	Commerzbank AG	941,728	6,221,968

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CompuGroup Medical SE & Co. KgaA	13,210	$1,303,256
	Continental AG	21,853	3,058,414
*	Corestate Capital Holding SA	16,806	303,209
	Covestro AG	74,295	5,046,992
	CropEnergies AG	27,276	413,269
*	CTS Eventim AG & Co. KGaA	29,511	1,741,122
	Daimler AG	115,128	8,085,908
*	Delivery Hero SE	2,094	318,047
*	Deutsche Bank AG	18,884	190,413
*	Deutsche Bank AG	389,894	3,945,727
	Deutsche Beteiligungs AG	11,679	510,283
	Deutsche Boerse AG	16,117	2,587,633
#*	Deutsche EuroShop AG	15,280	326,898
#*	Deutsche Lufthansa AG	240,581	3,099,292
*	Deutsche Pfandbriefbank AG	122,031	1,197,745
	Deutsche Post AG	41,487	2,049,253
	Deutsche Telekom AG, Sponsored ADR	16,349	292,320
	Deutsche Telekom AG	184,205	3,275,636
	Deutsche Wohnen SE	6,408	317,085
*	Deutz AG	131,782	855,136
	DIC Asset AG	18,473	311,485
	DMG Mori AG	7,317	369,409
#	Dr Hoenle AG	2,767	176,314
	Draegerwerk AG & Co. KGaA	2,957	244,519
#	Duerr AG	53,392	2,167,268
	E.ON SE	84,911	898,234
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	787,238
*	EDAG Engineering Group AG	6,901	78,944
	Elmos Semiconductor SE	7,044	280,267
*	ElringKlinger AG	24,541	461,736
	Evonik Industries AG	41,542	1,366,069
*	Fielmann AG	6,746	585,323
	First Sensor AG	3,082	153,984
*	Francotyp-Postalia Holding AG, Class A	10,397	40,021
*	Fraport AG Frankfurt Airport Services Worldwide	17,461	945,970
	Freenet AG	96,713	2,019,347
	Fresenius Medical Care AG & Co. KGaA, ADR	2,454	98,823
	Fresenius Medical Care AG & Co. KGaA	29,667	2,400,026
	Fresenius SE & Co. KGaA	72,814	3,242,604
	Fuchs Petrolub SE	15,451	689,457
	GEA Group AG	103,948	3,591,600
	Gerresheimer AG	26,740	2,845,063
	Gesco AG	7,358	180,043
	GFT Technologies SE	23,807	349,626
	Grand City Properties SA	24,550	609,785
*	H&R GmbH & Co. KGaA	6,810	49,599
	Hamburger Hafen und Logistik AG	25,439	548,904
	Hannover Rueck SE	4,166	645,576
	Hapag-Lloyd AG	14,420	1,628,738
	Hawesko Holding AG	533	28,929
	HeidelbergCement AG	36,475	2,696,203
*	Heidelberger Druckmaschinen AG	259,333	410,921
*	Hella GmbH & Co KGaA	29,883	1,821,822
*	HelloFresh SE	5,913	499,307
	Henkel AG & Co. KGaA	3,403	318,198
*	Highlight Communications AG	13,766	68,188
	Hochtief AG	6,415	596,461
#*	HolidayCheck Group AG	24,775	57,875
	Hornbach Baumarkt AG	8,960	377,695

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	9,349	$884,459
	Hugo Boss AG	32,666	1,162,729
*	Hypoport SE	1,582	1,076,058
	Indus Holding AG	16,260	658,983
	Infineon Technologies AG, ADR	44,524	1,787,639
*	Instone Real Estate Group AG	32,532	825,273
	Jenoptik AG	34,022	1,179,799
*	JOST Werke AG	12,353	626,169
	K+S AG	132,759	1,498,341
#	KION Group AG	70,652	6,100,103
*	Kloeckner & Co. SE	74,158	678,342
	Knorr-Bremse AG	3,310	438,017
#*	Koenig & Bauer AG	12,029	371,018
	Krones AG	7,511	621,710
	KSB SE & Co. KGaA	83	28,942
	KWS Saat SE & Co., KGaA	4,014	351,143
	Lanxess AG	65,709	4,950,200
	LEG Immobilien AG	6,079	871,434
	Leifheit AG	6,821	358,348
#*	Leoni AG	29,245	419,745
	LPKF Laser & Electronics AG	9,521	318,292
#*	Manz AG	2,130	131,285
*	Medigene AG	778	4,217
	Merck KGaA	1,542	257,003
	METRO AG	82,379	961,275
	MLP SE	37,627	266,575
#	MTU Aero Engines AG	9,179	2,129,837
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,184	2,965,526
*	Nagarro SE	3,364	307,812
	Nemetschek SE	18,157	1,278,290
	New Work SE	1,591	440,507
	Nexus AG	5,598	360,632
*	Nordex SE	52,687	1,491,580
	Norma Group SE	22,766	1,135,340
#*	OHB SE	5,091	243,066
	Patrizia AG	25,462	775,700
#	Pfeiffer Vacuum Technology AG	5,378	1,170,358
	PNE AG	66,377	624,494
*	Progress-Werk Oberkirch AG	1,001	26,752
*	ProSiebenSat.1 Media SE	127,987	2,312,798
	PSI Software AG	5,104	172,345
#*	Puma SE	9,908	969,530
#*	Puma SE	1,990	195,081
	q.beyond AG	91,973	193,535
*	QIAGEN NV	11,802	639,078
*	QIAGEN NV	9,756	528,952
*	R Stahl AG	1,041	31,562
#	Rational AG	640	615,219
	Rheinmetall AG	33,475	3,534,669
*	RTL Group SA	11,313	647,101
	RWE AG	60,619	2,604,088
*	SAF-Holland SE	42,833	595,861
*	Salzgitter AG	32,358	841,284
	SAP SE	8,272	1,049,617
*	Schaltbau Holding AG	3,346	125,698
	Scout24 AG	9,273	715,983
	Secunet Security Networks AG	753	256,216
#*	SGL Carbon SE	33,817	255,431
	Siemens AG	29,248	4,531,689

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Siltronic AG	12,061	$2,055,480
*	Sixt SE	11,103	1,290,124
*	SMA Solar Technology AG	6,053	441,495
#*	SMT Scharf AG	3,221	35,527
	Software AG	29,816	1,208,945
	Stabilus SA	21,393	1,601,282
	STRATEC SE	712	117,203
	Stroeer SE & Co. KGaA	14,561	1,312,064
	Suedzucker AG	72,094	1,050,742
*	SUESS MicroTec SE	9,433	260,345
*	Surteco Group SE	8,145	238,925
	Symrise AG	7,136	888,029
*	Syzygy AG	896	6,377
	TAG Immobilien AG	31,319	961,704
*	Takkt AG	30,541	383,737
*	Talanx AG	32,043	1,196,632
*	Technotrans SE	6,522	199,905
*	Tele Columbus AG	69,368	271,377
#	Telefonica Deutschland Holding AG	556,054	1,523,833
*	Thyssenkrupp AG	85,873	995,648
	Traffic Systems SE	2,176	95,265
	Uniper SE	57,807	2,024,303
	United Internet AG	62,047	2,692,558
	VERBIO Vereinigte BioEnergie AG	23,325	1,181,456
	Volkswagen AG	4,271	901,313
*	Vossloh AG	9,763	510,650
	Wacker Chemie AG	13,214	1,912,432
*	Wacker Neuson SE	16,543	331,937
*	Washtec AG	6,761	401,229
	Wuestenrot & Wuerttembergische AG	19,147	392,480
*	Zalando SE	3,965	454,631
	Zeal Network SE	6,018	302,508
*	zooplus AG	819	189,637
TOTAL GERMANY			210,967,487
HONG KONG — (2.1%)
*	Aceso Life Science Group, Ltd.	1,631,933	49,464
	Aeon Credit Service Asia Co., Ltd.	38,000	25,350
	AIA Group, Ltd.	394,000	4,750,358
	Allied Group, Ltd.	120,000	50,130
	APAC Resources, Ltd.	93,687	15,964
#*	Apollo Future Mobility Group, Ltd.	236,000	17,027
*	Applied Development Holdings, Ltd.	1,210,000	23,728
	Asia Financial Holdings, Ltd.	136,000	67,651
*	Asia Standard International Group, Ltd.	482,000	58,385
	Asiasec Properties, Ltd.	49,000	7,160
	ASM Pacific Technology, Ltd.	57,100	829,171
	Associated International Hotels, Ltd.	10,000	18,057
	Bank of East Asia, Ltd. (The)	594,271	1,286,093
	BOC Aviation, Ltd.	136,800	1,114,072
	BOC Hong Kong Holdings, Ltd.	164,500	490,540
	BOCOM International Holdings Co., Ltd.	290,000	47,029
	BOE Varitronix, Ltd.	496,000	242,779
	Brightoil Petroleum Holdings, Ltd.	1,027,000	37,261
*	Burwill Holdings, Ltd.	2,638,000	4,525
	Cafe de Coral Holdings, Ltd.	208,000	427,040
#*	Cathay Pacific Airways, Ltd.	1,188,000	914,696
	Century City International Holdings, Ltd.	1,416,000	76,963
#	CGN Mining Co., Ltd.	1,035,000	58,650

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chen Hsong Holdings	48,000	$16,197
	Cheuk Nang Holdings, Ltd.	24,781	9,643
	Chevalier International Holdings, Ltd.	30,055	38,775
*	China Baoli Technologies Holdings, Ltd.	325,000	742
*	China Best Group Holding, Ltd.	194,000	9,455
*	China Energy Development Holdings, Ltd.	4,676,000	64,397
*	China Solar Energy Holdings, Ltd.	64,001	280
#*	China Star Entertainment, Ltd.	1,612,000	294,880
*	China Strategic Holdings, Ltd.	14,975,000	332,829
*	China Tonghai International Financial, Ltd.	240,000	5,584
	Chinese Estates Holdings, Ltd.	336,500	152,199
	Chinney Investments, Ltd.	112,000	24,905
#	Chong Hing Bank, Ltd.	70,000	85,568
	Chow Sang Sang Holdings International, Ltd.	338,000	405,414
	Chow Tai Fook Jewellery Group, Ltd.	254,000	304,951
	Chuang's China Investments, Ltd.	1,080,000	54,951
	Chuang's Consortium International, Ltd.	790,925	98,552
	CK Asset Holdings, Ltd.	545,000	2,719,288
	CK Hutchison Holdings, Ltd.	343,960	2,373,677
	CK Infrastructure Holdings, Ltd.	52,000	276,086
#	CK Life Sciences Intl Holdings, Inc.	672,000	75,166
	CMBC Capital Holdings, Ltd.	890,000	12,848
	CNQC International Holdings, Ltd.	355,000	33,868
	CNT Group, Ltd.	518,000	26,495
#*	Convoy Global Holdings, Ltd.	5,166,000	20,855
	Cowell e Holdings, Inc.	486,000	363,927
	CSI Properties, Ltd.	3,691,515	107,759
	Dah Sing Banking Group, Ltd.	477,795	474,323
	Dah Sing Financial Holdings, Ltd.	167,466	473,879
	Dickson Concepts International, Ltd.	83,500	39,369
	Dynamic Holdings, Ltd.	2,000	3,584
	Eagle Nice International Holdings, Ltd.	242,000	130,397
	EcoGreen International Group, Ltd.	234,000	39,196
*	Emperor Capital Group, Ltd.	3,231,000	59,110
	Emperor Entertainment Hotel, Ltd.	495,000	75,795
	Emperor International Holdings, Ltd.	1,323,750	180,635
*	Emperor Watch & Jewellery, Ltd.	2,480,000	34,851
*	ENM Holdings, Ltd.	680,000	55,987
*	Esprit Holdings, Ltd.	1,583,699	185,751
*	Eternity Investment, Ltd.	1,730,000	44,679
#	Fairwood Holdings, Ltd.	20,000	43,268
	Far East Consortium International, Ltd.	1,838,855	672,307
#*	FIH Mobile, Ltd.	2,847,000	446,479
	First Pacific Co., Ltd.	1,823,200	563,050
*	First Shanghai Investments, Ltd.	1,216,000	54,661
	Fosun Tourism Group	14,800	15,140
	Fountain SET Holdings, Ltd.	1,240,000	150,183
*	Freeman Fintech Corp, Ltd.	1,014,000	2,210
	Galaxy Entertainment Group, Ltd.	14,000	105,627
	GDH Guangnan Holdings., Ltd.	154,000	13,450
*	Genting Hong Kong, Ltd.	133,000	4,711
	Get Nice Financial Group, Ltd.	152,150	17,409
	Giordano International, Ltd.	1,126,000	191,355
	Glorious Sun Enterprises, Ltd.	447,000	48,370
*	Gold Peak Industries Holdings, Ltd.	81,000	6,583
	Golden Resources Development International, Ltd.	90,000	6,956
#*	Gold-Finance Holdings, Ltd.	204,000	355
*	Good Resources Holdings, Ltd.	2,080,000	17,116
*	Goodbaby International Holdings, Ltd.	691,000	86,995

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Great Eagle Holdings, Ltd.	209,198	$624,456
*	G-Resources Group, Ltd.	29,935,800	165,829
	Guoco Group, Ltd.	18,000	218,651
	Guotai Junan International Holdings, Ltd.	1,313,000	207,623
	Haitong International Securities Group, Ltd.	2,179,605	605,102
	Hang Lung Group, Ltd.	742,000	1,876,622
	Hang Lung Properties, Ltd.	465,000	1,235,694
	Hang Seng Bank, Ltd.	41,700	752,033
	Hanison Construction Holdings, Ltd.	381,459	50,108
#	Harbour Centre Development, Ltd.	53,000	49,361
	Henderson Land Development Co., Ltd.	228,575	934,867
	HK Electric Investments & HK Electric Investments, Ltd.	116,788	115,281
	HKBN, Ltd.	321,000	464,376
	HKR International, Ltd.	717,188	290,993
	HKT Trust & HKT, Ltd.	951,000	1,251,684
	Hon Kwok Land Investment Co., Ltd.	110,000	38,627
	Hong Kong & China Gas Co., Ltd.	35,700	51,274
	Hong Kong Exchanges & Clearing, Ltd.	1,200	76,719
	Hong Kong Ferry Holdings Co., Ltd.	33,000	25,926
	Hongkong & Shanghai Hotels, Ltd. (The)	373,220	323,038
	Hongkong Chinese, Ltd.	296,000	24,345
	Hop Hing Group Holdings, Ltd.	1,832,000	10,114
	Hsin Chong Group Holdings, Ltd.	1,532,000	12,962
	Hung Hing Printing Group, Ltd.	280,000	37,496
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,254,000	198,594
	Hysan Development Co., Ltd.	132,000	478,696
#*	I-CABLE Communications, Ltd.	2,153,027	17,159
*	Imagi International Holdings, Ltd.	216,799	30,194
	International Housewares Retail Co., Ltd.	126,000	40,224
	IPE Group, Ltd.	365,000	32,948
*	IRC, Ltd.	5,014,000	98,238
*	IT, Ltd.	386,000	140,362
#	ITC Properties Group, Ltd.	429,283	62,801
	Jacobson Pharma Corp., Ltd.	172,000	23,286
*	JBM Healthcare, Ltd.	21,500	3,106
	Johnson Electric Holdings, Ltd.	369,577	1,091,546
*	Kader Holdings Co., Ltd.	214,000	12,290
	Karrie International Holdings, Ltd.	188,000	26,652
	Kerry Logistics Network, Ltd.	527,250	1,124,445
	Kerry Properties, Ltd.	358,000	926,553
	Kingmaker Footwear Holdings, Ltd.	204,000	21,717
	Kingston Financial Group, Ltd.	634,000	50,617
	Kowloon Development Co., Ltd.	414,000	460,966
*	Kwoon Chung Bus Holdings, Ltd.	42,000	11,728
*	Lai Sun Development Co., Ltd.	170,713	140,310
*	Lai Sun Garment International, Ltd.	20,149	16,705
*	Landing International Development, Ltd.	1,533,000	42,456
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	762,750	95,287
*	Lifestyle International Holdings, Ltd.	285,500	202,944
	Lippo China Resources, Ltd.	2,772,000	39,983
	Lippo, Ltd.	9,000	2,668
	Liu Chong Hing Investment, Ltd.	178,000	162,383
	L'Occitane International SA	246,250	677,267
	Luk Fook Holdings International, Ltd.	272,000	589,224
	Lung Kee Bermuda Holdings	106,000	36,395
	Magnificent Hotel Investment, Ltd.	818,000	11,612
	Man Wah Holdings, Ltd.	786,000	1,733,567
*	Mason Group Holdings, Ltd.	18,263,999	65,725

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Melco International Development, Ltd.	400,000	$697,962
	Melco Resorts & Entertainment, Ltd., ADR	10,831	173,188
	MGM China Holdings, Ltd.	36,000	54,251
*	Midland Holdings, Ltd.	105,478	10,428
	Ming Fai International Holdings, Ltd.	146,000	13,438
	Miramar Hotel & Investment	138,000	253,481
	Modern Dental Group, Ltd.	175,000	29,523
	MTR Corp., Ltd.	57,716	334,943
	NagaCorp., Ltd.	260,000	295,191
	Nameson Holdings, Ltd.	314,000	17,218
*	National United Resources Holdings, Ltd.	350,000	1,201
*	Neo-Neon Holdings, Ltd.	613,000	38,312
	New World Development Co., Ltd.	247,644	1,146,612
#*	NewOcean Energy Holdings, Ltd.	788,000	67,952
	NWS Holdings, Ltd.	848,830	816,119
	Oriental Watch Holdings	250,368	81,221
*	Oshidori International Holdings, Ltd.	3,201,000	268,680
	Pacific Andes International Holdings, Ltd.	1,218,336	4,306
#	Pacific Basin Shipping, Ltd.	4,656,000	807,969
#*	Pacific Century Premium Developments, Ltd.	190,081	20,271
	Pacific Textiles Holdings, Ltd.	814,000	505,286
	Paliburg Holdings, Ltd.	246,000	64,602
*	Paradise Entertainment, Ltd.	340,000	37,230
*	PC Partner Group, Ltd.	56,000	20,580
	PCCW, Ltd.	1,594,415	886,663
	Pentamaster International, Ltd.	44,000	11,462
	Perfect Shape Medical, Ltd.	80,000	32,332
	Pico Far East Holdings, Ltd.	488,000	79,144
	Playmates Holdings, Ltd.	898,000	105,296
	Polytec Asset Holdings, Ltd.	3,489,280	665,203
*	Prada SpA	110,500	679,008
*	PT International Development Co., Ltd.	1,088,000	28,740
	Public Financial Holdings, Ltd.	292,000	73,681
*	PYI Corp., Ltd.	900,000	34,711
#	Regal Hotels International Holdings, Ltd.	240,000	86,720
	Regina Miracle International Holdings, Ltd.	155,000	45,934
*	Sa Sa International Holdings, Ltd.	781,467	115,556
	Safety Godown Co., Ltd.	84,000	36,237
*	Samsonite International SA	1,114,800	1,602,991
	SAS Dragon Holdings, Ltd.	294,000	115,183
	SEA Holdings, Ltd.	130,968	140,962
*	Shangri-La Asia, Ltd.	1,027,666	873,269
	Shenwan Hongyuan HK, Ltd.	282,500	37,324
	Shun Ho Property Investments, Ltd.	13,497	2,472
	Shun Tak Holdings, Ltd.	1,425,249	416,017
*	Sincere Watch Hong Kong, Ltd.	4,770,000	44,926
	Singamas Container Holdings, Ltd.	972,000	71,230
	Sino Land Co., Ltd.	476,763	660,347
	SJM Holdings, Ltd.	434,000	465,336
	SmarTone Telecommunications Holdings, Ltd.	357,666	191,988
*	SOCAM Development, Ltd.	69,505	11,816
	Soundwill Holdings, Ltd.	69,000	69,439
*	South China Holdings Co., Ltd.	1,200,000	18,499
	Stella International Holdings, Ltd.	386,500	457,061
*	Summit Ascent Holdings, Ltd.	104,000	11,386
	Sun Hung Kai & Co., Ltd.	447,341	183,080
	Sun Hung Kai Properties, Ltd.	92,282	1,260,592
	SUNeVision Holdings, Ltd.	183,000	165,469
	Swire Pacific, Ltd., Class A	192,500	1,203,044

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific, Ltd., Class B	187,500	$190,444
#	TAI Cheung Holdings, Ltd.	214,000	129,921
*	Talent Property Group, Ltd.	390,000	1,003
	Tao Heung Holdings, Ltd.	324,000	32,962
	Techtronic Industries Co., Ltd.	112,500	1,680,568
	Television Broadcasts, Ltd.	209,000	202,492
	Texwinca Holdings, Ltd.	640,000	126,025
*	TOM Group, Ltd.	8,000	669
#*	Town Health International Medical Group, Ltd.	1,057,899	17,602
	Tradelink Electronic Commerce, Ltd.	220,000	27,794
	Transport International Holdings, Ltd.	194,222	362,643
	Union Medical Healthcare, Ltd.	19,000	14,369
	United Laboratories International Holdings, Ltd. (The)	647,000	448,586
	Untrade CW Group Holdings	443,000	2,474
*	Up Energy Development Group, Ltd.	590,000	1,842
	Value Partners Group, Ltd.	66,000	43,599
	Valuetronics Holdings, Ltd.	282,100	134,029
	Vedan International Holdings, Ltd.	420,000	37,923
#	Vitasoy International Holdings, Ltd.	170,000	739,854
	VPower Group International Holdings, Ltd.	32,000	9,821
	VSTECS Holdings, Ltd.	593,200	517,906
	VTech Holdings, Ltd.	76,600	612,364
	Wai Kee Holdings, Ltd.	130,000	63,528
	Wang On Group, Ltd.	9,480,000	69,495
	WH Group, Ltd.	2,470,500	2,001,979
	Wharf Holdings, Ltd. (The)	133,000	292,639
	Wharf Real Estate Investment Co., Ltd.	98,000	517,597
	Wing On Co. International, Ltd.	30,000	65,746
	Wing Tai Properties, Ltd.	154,000	77,656
*	Wynn Macau, Ltd.	109,600	173,647
*	Xingye Alloy Materials Group, Ltd.	121,000	17,368
	Xinyi Glass Holdings, Ltd.	706,000	1,707,796
	YT Realty Group, Ltd.	77,962	19,610
	YTO Express Holdings, Ltd.	18,000	11,750
	Yue Yuen Industrial Holdings, Ltd.	679,500	1,478,132
#*	Zhaobangji Properties Holdings, Ltd.	96,000	11,614
TOTAL HONG KONG			69,363,523
IRELAND — (1.0%)
*	AIB Group P.L.C.	143,652	255,438
*	Bank of Ireland Group P.L.C.	620,403	2,304,720
*	C&C Group P.L.C.	259,286	817,983
*	Cairn Homes P.L.C	312,015	358,436
*	COSMO Pharmaceuticals NV	1,579	144,153
	CRH P.L.C., Sponsored ADR	319,335	13,137,442
*	FBD Holdings P.L.C.	11,013	94,452
*	Flutter Entertainment P.L.C.	9,600	1,787,460
*	Flutter Entertainment P.L.C.	32,269	6,001,713
	Glanbia P.L.C.	16,498	203,570
*	Greencore Group P.L.C.	463,890	736,938
*	Irish Continental Group P.L.C.	119,190	554,688
	Kerry Group P.L.C., Class A	4,451	604,032
*	Kingspan Group P.L.C.	40,662	2,760,358
*	Permanent TSB Group Holdings P.L.C.	24,704	23,848
	Smurfit Kappa Group P.L.C.	54,041	2,599,471
TOTAL IRELAND			32,384,702

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (0.9%)
	Adgar Investment and Development, Ltd.	10,959	$19,682
#*	Afcon Holdings, Ltd.	794	34,622
*	AFI Properties, Ltd.	4,797	174,551
*	Airport City, Ltd.	5,279	75,703
*	Allot, Ltd.	9,849	124,832
	Alony Hetz Properties & Investments, Ltd.	14,540	182,727
*	Alrov Properties and Lodgings, Ltd.	3,102	119,680
	Amot Investments, Ltd.	12,824	70,633
	Arad, Ltd.	1,380	20,172
#	Ashtrom Group, Ltd.	31,159	588,410
	Atreyu Capital Markets, Ltd.	960	14,940
	AudioCodes, Ltd.	5,745	172,350
*	Avgol Industries 1953, Ltd.	33,733	33,053
*	Azorim-Investment Development & Construction Co., Ltd.	29,931	87,572
	Azrieli Group, Ltd.	2,157	131,125
*	Bank Hapoalim BM	187,666	1,320,630
	Bank Leumi Le-Israel BM	269,190	1,658,844
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,034	22,175
*	Bezeq The Israeli Telecommunication Corp., Ltd.	247,536	255,109
*	Big Shopping Centers, Ltd.	1,066	113,806
	Blue Square Real Estate, Ltd.	1,318	81,877
*	Brack Capital Properties NV	528	45,903
*	Cellcom Israel, Ltd.	10,729	43,932
*	Cellcom Israel, Ltd.	44,794	181,864
*	Ceragon Networks, Ltd.	21,364	95,070
*	Clal Insurance Enterprises Holdings, Ltd.	29,975	442,308
#*	Compugen, Ltd.	7,817	91,736
	Danel Adir Yeoshua, Ltd.	1,893	282,282
*	Delek Group, Ltd.	725	22,136
	Delta-Galil Industries, Ltd.	3,372	79,152
	Dor Alon Energy in Israel 1988, Ltd.	3,179	73,281
	Duniec Brothers, Ltd.	1,090	34,678
*	El Al Israel Airlines	425,562	83,995
	Elbit Systems, Ltd.	1,734	239,326
	Elbit Systems, Ltd.	1,367	185,188
	Electra Consumer Products 1970, Ltd.	8,899	344,008
	Electra Real Estate, Ltd.	12,365	95,541
	Electra, Ltd.	1,243	653,203
	Energix-Renewable Energies, Ltd.	57,549	214,775
*	Enlight Renewable Energy, Ltd.	92,863	172,337
*	Equital, Ltd.	14,603	355,395
	First International Bank Of Israel, Ltd.	23,524	614,244
	FMS Enterprises Migun, Ltd.	1,604	40,734
	Formula Systems 1985, Ltd.	7,015	613,512
	Fox Wizel, Ltd.	6,677	612,666
	Gev-Yam Land Corp., Ltd.	29,500	234,964
	Gilat Satellite Networks, Ltd.	16,185	193,714
*	Hadera Paper, Ltd.	2,531	135,001
#*	Hamlet Israel-Canada, Ltd.	2,215	40,978
*	Harel Insurance Investments & Financial Services, Ltd.	105,272	897,840
	Hilan, Ltd.	8,673	397,526
	ICL Group, Ltd.	85,570	455,246
	IDI Insurance Co., Ltd.	4,738	142,985
#*	IES Holdings, Ltd.	973	58,917
	Inrom Construction Industries, Ltd.	32,169	146,549
	Isracard, Ltd.	16,014	60,417
#	Israel Canada T.R, Ltd.	43,856	118,721
	Israel Discount Bank, Ltd., Class A	457,267	1,766,531
	Israel Land Development - Urban Renewal, Ltd.	5,866	65,875

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Isras Investment Co., Ltd.	703	$141,419
*	Issta Lines, Ltd.	1,817	27,288
*	Kamada, Ltd.	11,196	73,699
*	Kamada, Ltd.	8,652	55,978
	Kenon Holdings, Ltd.	7,173	194,686
	Kerur Holdings, Ltd.	3,188	82,349
	Klil Industries, Ltd.	502	46,596
	Levinstein Properties, Ltd.	399	8,912
	Magic Software Enterprises, Ltd.	17,329	285,600
#	Malam - Team, Ltd.	557	148,775
	Matrix IT, Ltd.	39,848	858,535
	Maytronics, Ltd.	17,873	310,152
	Mediterranean Towers, Ltd.	24,600	68,993
	Mega Or Holdings, Ltd.	5,500	160,433
*	Mehadrin, Ltd.	500	20,070
	Meitav Dash Investments, Ltd.	24,177	131,754
	Melisron, Ltd.	2,107	108,190
*	Menora Mivtachim Holdings, Ltd.	25,601	424,557
*	Migdal Insurance & Financial Holdings, Ltd.	369,592	407,633
	Mivne Real Estate KD, Ltd.	55,653	132,536
*	Mivtach Shamir Holdings, Ltd.	4,281	143,933
	Mizrahi Tefahot Bank, Ltd.	26,414	614,310
#*	Naphtha Israel Petroleum Corp., Ltd.	30,324	135,550
	Nawi Brothers, Ltd.	14,571	74,779
	Neto ME Holdings, Ltd.	1,076	44,663
#*	Nice, Ltd., Sponsored ADR	302	78,907
*	Nova Measuring Instruments, Ltd.	17,025	1,242,098
	Novolog, Ltd.	17,929	15,391
*	Oil Refineries, Ltd.	1,076,477	214,429
#*	OPC Energy, Ltd.	21,567	237,938
*	Partner Communications Co., Ltd.	56,739	271,900
*	Partner Communications Co., Ltd., ADR	10,082	46,780
	Paz Oil Co., Ltd.	5,898	579,738
*	Perion Network, Ltd.	9,458	136,384
*	Phoenix Holdings, Ltd. (The)	98,179	771,026
	Plasson Industries, Ltd.	2,176	113,734
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,088	269,721
	Scope Metals Group, Ltd.	5,087	106,100
#	Shapir Engineering and Industry, Ltd.	38,765	278,293
#*	Shikun & Binui, Ltd.	171,476	980,879
#	Shufersal, Ltd.	76,048	632,481
	Strauss Group, Ltd.	6,285	179,191
	Summit Real Estate Holdings, Ltd.	39,908	550,740
*	Suny Cellular Communication, Ltd.	64,446	22,485
	Tadiran Holdings, Ltd.	1,603	146,281
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	68,003	801,075
*	Tower Semiconductor, Ltd.	24,849	695,027
*	Tower Semiconductor, Ltd.	6,141	174,318
#	Victory Supermarket Chain, Ltd.	3,214	69,384
	YH Dimri Construction & Development, Ltd.	3,211	136,498
TOTAL ISRAEL			29,087,211
ITALY — (2.4%)
	A2A SpA	1,045,905	1,696,020
	ACEA SpA	30,658	606,596
#*	Amplifon SpA	57,939	2,296,619
	Anima Holding SpA	231,304	1,074,002
*	Arnoldo Mondadori Editore SpA	116,873	192,324
	Ascopiave SpA	44,888	195,011

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Assicurazioni Generali SpA	96,014	$1,638,653
#*	Atlantia SpA	36,920	584,889
#*	Autogrill SpA	69,865	369,770
*	Avio SpA	11,111	160,385
	Azimut Holding SpA	61,214	1,286,261
#*	Banca Carige SpA	7,345	2,496
*	Banca Farmafactoring SpA	91,912	505,822
*	Banca Generali SpA	30,586	948,335
*	Banca IFIS SpA	19,225	194,862
*	Banca Mediolanum SpA	8,887	70,423
*	Banca Monte dei Paschi di Siena SpA	246,303	307,602
*	Banca Popolare di Sondrio SCPA	479,569	1,176,785
*	Banca Profilo SpA	193,938	50,388
#*	Banca Sistema SpA	36,404	72,418
#*	Banco BPM SpA	1,560,523	3,415,272
*	Banco di Desio e della Brianza SpA	23,249	68,397
	BasicNet SpA	6,022	28,806
	Be Shaping The Future SpA	54,666	89,623
*	Biesse SpA	7,140	168,053
#*	BPER Banca	1,039,057	1,908,882
#*	Brunello Cucinelli SpA	17,481	699,759
	Buzzi Unicem SpA	59,407	1,461,629
*	Cairo Communication SpA	52,233	72,816
	Cementir Holding NV	38,268	314,411
*	Cerved Group SpA	118,375	1,010,792
*	CIR SpA-Compagnie Industriali	550,557	307,207
*	CNH Industrial NV	149,479	1,904,722
*	Credito Emiliano SpA	62,524	321,456
*	Credito Valtellinese SpA	53,497	745,488
*	d'Amico International Shipping SA	298,210	32,706
	Danieli & C Officine Meccaniche SpA	40,409	505,068
#	Danieli & C Officine Meccaniche SpA	13,360	263,806
	Datalogic SpA	3,277	56,967
#	Davide Campari-Milano NV	10,449	112,309
	De' Longhi SpA	26,063	935,366
	DeA Capital SpA	70,864	102,452
	DiaSorin SpA	8,531	1,865,595
*	Elica SpA	25,575	89,813
*	Emak SpA	25,019	36,178
	Enel SpA	240,535	2,385,621
	Eni SpA	253,696	2,562,525
	ERG SpA	40,001	1,219,731
*	Esprinet SpA	40,275	462,247
#*	Eurotech SpA	11,968	70,335
#	Ferrari NV	8,434	1,755,084
	Fiera Milano SpA	13,383	39,678
#*	Fincantieri SpA	496,459	310,557
#*	FinecoBank Banca Fineco SpA	41,105	639,174
*	FNM SpA	128,567	83,540
#*	Freni Brembo SpA	60,237	818,851
#*	Gefran SpA	3,892	27,832
	Gruppo MutuiOnline SpA	14,143	551,451
#*	Guala Closures SpA	15,433	154,457
	Hera SpA	431,138	1,506,208
*	Illimity Bank SpA	29,506	316,044
*	IMMSI SpA	249,326	118,961
#	Infrastrutture Wireless Italiane SpA	57,428	616,730
*	Intek Group SpA	237,868	98,531
	Interpump Group SpA	35,504	1,592,356

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Intesa Sanpaolo SpA	2,048,178	$4,465,243
	Iren SpA	60,313	148,647
	Italgas SpA	126,896	761,078
	Italmobiliare SpA	10,783	358,496
#*	Juventus Football Club SpA	294,307	273,924
	La Doria SpA	10,357	167,835
	Leonardo SpA	169,678	1,175,639
#*	Maire Tecnimont SpA	148,190	338,070
*	Mediaset SpA	270,865	700,813
*	Mediobanca Banca di Credito Finanziario SpA	267,113	2,377,110
*	Moncler SpA	21,751	1,225,716
#*	OVS SpA	161,638	199,778
	Piaggio & C SpA	267,524	948,404
#*	Pirelli & C SpA	251,397	1,309,233
	Poste Italiane SpA	42,900	419,214
*	Prima Industrie SpA	3,071	52,881
	Prysmian SpA	44,781	1,442,578
	RAI Way SpA	55,432	341,911
	Recordati Industria Chimica e Farmaceutica SpA	22,386	1,158,458
	Reno de Medici SpA	73,662	89,507
	Reply SpA	8,935	1,092,984
*	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	42,174
	Sabaf SpA	3,112	62,256
#*	Safilo Group SpA	48,974	53,143
	Saipem SpA	327,569	858,318
*	Saras SpA	312,970	205,360
	Servizi Italia SpA	9,572	26,016
*	Sesa SpA	4,033	473,244
#	Snam SpA	199,946	1,048,458
#*	Societa Cattolica di Assicurazioni SC	60,563	282,844
*	Sogefi SpA	47,050	64,871
	SOL SpA	16,038	284,799
	Tamburi Investment Partners SpA	61,515	494,280
*	Technogym SpA	42,645	435,604
	Telecom Italia SpA	5,975,301	2,558,528
	Telecom Italia SpA	3,907,957	1,849,636
	Telecom Italia SpA, Sponsored ADR	15,814	67,842
	Tenaris SA	10,647	82,212
#	Tenaris SA, ADR	35,964	556,003
	Terna Rete Elettrica Nazionale SpA	110,241	799,484
*	Tinexta S.p.A.	9,290	219,502
*	Tod's SpA	7,493	234,582
*	TXT e-solutions SpA	1,302	11,255
*	UniCredit SpA	476,352	4,340,927
*	Unieuro SpA	2,399	37,993
*	Unipol Gruppo SpA	341,821	1,499,764
	UnipolSai Assicurazioni SpA	196,656	498,142
#	Webuild SpA	112,949	167,465
	Zignago Vetro SpA	14,273	231,837
TOTAL ITALY			81,811,205
JAPAN — (22.4%)
	77 Bank, Ltd. (The)	56,300	707,829
	A&D Co., Ltd.	22,300	249,079
	ABC-Mart, Inc.	1,400	79,632
	Abist Co., Ltd.	1,400	39,350
*	Access Co., Ltd.	15,700	110,544
	Achilles Corp.	12,300	167,793
	Acom Co., Ltd.	38,300	168,364

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AD Works Group Co., Ltd.	33,460	$49,847
	Adastria Co., Ltd.	27,560	504,612
	ADEKA Corp.	88,600	1,482,015
	Ad-sol Nissin Corp.	3,200	94,756
	Advan Co., Ltd.	13,700	143,455
#	Advanex, Inc.	1,400	19,028
	Advantest Corp.	7,600	600,606
	Aeon Co., Ltd.	53,619	1,679,816
	Aeon Delight Co., Ltd.	9,700	254,016
#	Aeon Fantasy Co., Ltd.	5,700	116,922
	AEON Financial Service Co., Ltd.	77,500	930,714
	Aeon Hokkaido Corp.	12,300	116,787
	Aeon Mall Co., Ltd.	13,600	220,168
#	Aeria, Inc.	17,400	90,593
#	AFC-HD AMS Life Science Co., Ltd.	2,600	26,426
	AGC, Inc.	64,700	2,247,591
*	Ahresty Corp.	18,500	61,795
	Ai Holdings Corp.	12,100	228,383
	Aica Kogyo Co., Ltd.	5,100	165,960
	Aichi Bank, Ltd. (The)	5,300	141,097
	Aichi Corp.	36,000	312,954
	Aichi Steel Corp.	10,800	315,109
	Aichi Tokei Denki Co., Ltd.	2,200	91,646
	Aida Engineering, Ltd.	43,000	407,115
*	Aiful Corp.	186,500	473,914
	Ain Holdings, Inc.	10,300	647,013
	Aiphone Co., Ltd.	8,300	134,433
	Air Water, Inc.	92,700	1,498,705
	Airport Facilities Co., Ltd.	20,400	93,758
	Aisan Industry Co., Ltd.	39,300	189,644
	Aisin Seiki Co., Ltd.	57,206	1,758,285
	Aizawa Securities Co., Ltd.	26,400	210,243
	Ajinomoto Co., Inc.	29,700	702,291
	Ajis Co., Ltd.	2,000	73,630
	Akatsuki Corp.	17,800	60,539
	Akatsuki, Inc.	4,000	181,729
#*	Akebono Brake Industry Co., Ltd.	31,200	45,573
	Akita Bank, Ltd. (The)	16,600	216,632
	Albis Co., Ltd.	5,800	134,718
	Alconix Corp.	21,900	331,047
	Alfresa Holdings Corp.	22,700	452,523
	Alinco, Inc.	12,100	109,161
	Alpen Co., Ltd.	15,500	333,017
	Alpha Corp.	5,800	54,994
	Alpha Systems, Inc.	1,280	43,168
	Alps Alpine Co., Ltd.	143,748	1,920,995
	Alps Logistics Co., Ltd.	9,000	93,429
	Altech Corp.	9,020	179,216
	Amada Co., Ltd.	184,800	2,080,638
	Amano Corp.	11,600	269,754
	Amiyaki Tei Co., Ltd.	2,800	76,179
	Amuse, Inc.	5,900	139,650
	Anabuki Kosan, Inc.	2,800	43,940
	Anest Iwata Corp.	21,700	231,574
	Anritsu Corp.	16,300	401,610
	AOI Electronics Co., Ltd.	3,700	73,595
	AOI TYO Holdings, Inc.	13,188	56,032
	AOKI Holdings, Inc.	49,178	251,031
	Aomori Bank, Ltd. (The)	17,800	398,897

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Aoyama Trading Co., Ltd.	38,600	$225,912
#	Aoyama Zaisan Networks Co., Ltd.	10,600	162,048
	Aozora Bank, Ltd.	71,000	1,308,557
	Apaman Co., Ltd.	5,900	32,803
	Arakawa Chemical Industries, Ltd.	14,800	168,004
	Arata Corp.	7,800	343,086
	Araya Industrial Co., Ltd.	2,300	29,631
	Arcland Sakamoto Co., Ltd.	25,900	365,416
	Arcland Service Holdings Co., Ltd.	11,500	226,614
	Arcs Co., Ltd.	43,089	953,721
	Arealink Co., Ltd.	11,000	100,640
	Argo Graphics, Inc.	9,000	270,407
	Ariake Japan Co., Ltd.	1,900	123,193
	Arisawa Manufacturing Co., Ltd.	32,700	300,900
	ARTERIA Networks Corp.	900	13,444
	Artnature, Inc.	16,800	103,155
*	Aruhi Corp.	4,000	65,909
	As One Corp.	900	132,001
	Asahi Broadcasting Group Holdings Corp.	8,100	54,130
#	Asahi Co., Ltd.	14,600	225,927
	Asahi Diamond Industrial Co., Ltd.	63,100	274,524
	Asahi Group Holdings, Ltd.	15,000	605,585
	Asahi Holdings, Inc.	23,000	875,686
	Asahi Intecc Co., Ltd.	26,800	879,908
	Asahi Kasei Corp.	337,900	3,757,384
	Asahi Kogyosha Co., Ltd.	3,900	108,537
	Asahi Net, Inc.	2,700	22,698
	Asahi Yukizai Corp.	11,200	162,511
#	Asante, Inc.	2,500	36,950
	Asanuma Corp.	8,000	324,054
	Asax Co., Ltd.	1,800	12,576
	Ascentech KK	1,400	26,087
	Ashimori Industry Co., Ltd.	4,300	38,109
	Asia Pile Holdings Corp.	31,700	145,603
	Asics Corp.	1,200	21,122
	ASKA Pharmaceutical Co., Ltd.	24,000	346,297
	ASKUL Corp.	4,100	144,790
	Astellas Pharma, Inc.	44,800	727,195
#	Asti Corp.	4,000	55,955
#	Asukanet Co., Ltd.	3,500	33,604
	Ateam, Inc.	11,100	123,593
#	Atom Corp.	45,000	385,060
	Atsugi Co., Ltd.	9,700	44,166
	Autobacs Seven Co., Ltd.	39,500	542,411
	Aval Data Corp.	600	22,488
	Avant Corp.	7,900	104,021
#	Avantia Co., Ltd.	8,800	72,276
	Avex, Inc.	28,100	343,297
	Awa Bank, Ltd. (The)	35,700	742,793
#	Axell Corp.	5,600	38,484
	Axial Retailing, Inc.	11,600	547,555
	Azbil Corp.	6,400	325,955
	Bandai Namco Holdings, Inc.	10,600	903,873
	Bando Chemical Industries, Ltd.	30,100	188,337
	Bank of Iwate, Ltd. (The)	16,200	298,815
	Bank of Kochi, Ltd. (The)	5,900	40,110
	Bank of Kyoto, Ltd. (The)	32,200	1,689,710
	Bank of Nagoya, Ltd. (The)	11,500	285,557
	Bank of Okinawa, Ltd. (The)	21,300	545,377

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of Saga, Ltd. (The)	14,600	$180,232
	Bank of the Ryukyus, Ltd.	46,500	325,122
	Bank of Toyama, Ltd. (The)	2,200	59,522
	Baroque Japan, Ltd.	7,800	56,148
	BayCurrent Consulting, Inc.	6,500	980,010
	Beenos, Inc.	9,400	198,994
	Belc Co., Ltd.	5,400	305,485
	Bell System24 Holdings, Inc.	23,900	426,895
	Belluna Co., Ltd.	58,400	640,507
	Benefit One, Inc.	16,200	459,195
	Benesse Holdings, Inc.	16,000	308,849
#	BeNEXT Group, Inc.	23,100	272,436
*	Bengo4.com, Inc.	1,800	199,983
	Bic Camera, Inc.	16,800	181,695
	Biofermin Pharmaceutical Co., Ltd.	3,000	71,307
	B-Lot Co., Ltd.	1,400	8,056
	BML, Inc.	4,300	149,639
	Bookoff Group Holdings, Ltd.	2,900	23,948
	Bourbon Corp.	2,300	48,218
	BP Castrol K.K.	5,100	60,097
*	BrainPad, Inc.	3,200	123,796
	Bridgestone Corp.	40,500	1,508,927
	Broadleaf Co., Ltd.	67,700	408,449
*	Broadmedia Corp.	119,000	99,062
	Broccoli Co., Ltd.	1,300	17,177
	BRONCO BILLY Co., Ltd.	500	10,653
	Brother Industries, Ltd.	81,400	1,815,102
	Bunka Shutter Co., Ltd.	59,800	533,612
	Business Brain Showa-Ota, Inc.	800	13,135
	Business Engineering Corp.	400	11,661
	C Uyemura & Co., Ltd.	2,600	195,097
	CAC Holdings Corp.	4,800	62,199
	Calbee, Inc.	12,800	378,539
	Can Do Co., Ltd.	4,800	84,344
	Canon Electronics, Inc.	15,700	263,431
	Canon Marketing Japan, Inc.	20,900	458,590
	Canon, Inc., Sponsored ADR	24,859	549,384
	Canon, Inc.	27,200	601,705
	Capcom Co., Ltd.	10,200	639,941
	Career Design Center Co., Ltd.	1,900	16,155
	Carenet, Inc.	1,100	45,005
	Carlit Holdings Co., Ltd.	8,300	57,042
	Casa, Inc.	2,500	22,945
	Casio Computer Co., Ltd.	28,800	508,810
	Cawachi, Ltd.	14,500	405,197
	Central Automotive Products, Ltd.	8,800	218,150
	Central Glass Co., Ltd.	38,100	778,848
	Central Security Patrols Co., Ltd.	8,600	272,844
	Central Sports Co., Ltd.	5,400	111,405
#*	Change, Inc.	16,000	557,450
#	Charm Care Corp. KK	7,500	94,771
	Chiba Bank, Ltd. (The)	107,700	585,792
	Chiba Kogyo Bank, Ltd. (The)	33,300	75,471
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	12,700	239,945
	Chino Corp.	5,900	78,409
	Chiyoda Co., Ltd.	15,600	138,334
	Chiyoda Integre Co., Ltd.	7,100	117,534
	Chodai Co., Ltd.	4,600	68,419
	Chofu Seisakusho Co., Ltd.	15,000	290,836

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chori Co., Ltd.	10,800	$157,434
	Chubu Shiryo Co., Ltd.	20,800	279,081
	Chudenko Corp.	31,800	645,778
	Chuetsu Pulp & Paper Co., Ltd.	21,189	243,113
#	Chugai Ro Co., Ltd.	5,500	84,522
	Chugoku Bank, Ltd. (The)	100,500	781,939
	Chugoku Marine Paints, Ltd.	32,800	297,768
	Chukyo Bank, Ltd. (The)	9,100	158,019
	Chuo Spring Co., Ltd.	1,300	35,676
#	CI Takiron Corp.	46,300	287,955
	Citizen Watch Co., Ltd.	262,300	797,570
	CK-San-Etsu Co., Ltd.	3,400	123,441
	Cleanup Corp.	21,000	92,126
	CMIC Holdings Co., Ltd.	10,300	144,598
	CMK Corp.	53,000	206,890
	Coca-Cola Bottlers Japan Holdings, Inc.	24,004	364,404
	cocokara fine, Inc.	5,800	377,730
	Colowide Co., Ltd.	25,600	466,994
	Computer Engineering & Consulting, Ltd.	23,000	308,505
	Computer Institute of Japan, Ltd.	8,700	72,667
	COMSYS Holdings Corp.	14,459	428,246
	Comture Corp.	9,700	268,900
	Concordia Financial Group, Ltd.	253,638	917,935
	CONEXIO Corp.	12,800	167,174
	Core Corp.	900	12,955
	Corona Corp.	11,100	98,222
	Cosel Co., Ltd.	12,700	137,177
	Cosmo Energy Holdings Co., Ltd.	57,800	1,279,965
	Cosmos Initia Co., Ltd.	11,300	38,832
	Cosmos Pharmaceutical Corp.	2,000	304,936
	Cota Co., Ltd.	5,070	70,262
	Create Medic Co., Ltd.	6,400	59,328
#*	Create Restaurants Holdings, Inc.	42,800	329,887
	Create SD Holdings Co., Ltd.	10,800	350,471
	Credit Saison Co., Ltd.	141,900	1,618,603
	Creek & River Co., Ltd.	5,400	59,255
	Cresco, Ltd.	6,600	80,199
	CTI Engineering Co., Ltd.	13,000	302,727
	CTS Co., Ltd.	2,400	21,167
	Curves Holdings Co., Ltd.	22,000	175,777
	CyberAgent, Inc.	7,400	463,273
#	Cyberlinks Co., Ltd.	2,200	43,905
	Cybernet Systems Co., Ltd.	9,300	83,814
	Cyberstep, Inc.	4,600	31,779
	Cybozu, Inc.	9,800	245,609
	Dai Nippon Printing Co., Ltd.	54,000	930,808
	Dai Nippon Toryo Co., Ltd.	15,400	136,117
	Daibiru Corp.	3,900	44,378
	Daicel Corp.	166,600	1,267,348
	Dai-Dan Co., Ltd.	9,400	255,077
	Daido Kogyo Co., Ltd.	8,100	56,115
	Daido Metal Co., Ltd.	54,800	262,728
	Daido Steel Co., Ltd.	24,000	982,099
	Daidoh, Ltd.	21,700	38,336
	Daifuku Co., Ltd.	8,300	947,259
	Daihatsu Diesel Manufacturing Co., Ltd.	15,500	60,812
	Daihen Corp.	11,900	563,005
	Daiho Corp.	16,900	600,904
	Dai-Ichi Cutter Kogyo K.K.	5,000	63,485

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Jitsugyo Co., Ltd.	8,900	$351,512
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,200	148,886
	Dai-ichi Life Holdings, Inc.	64,600	984,297
	Daiichikosho Co., Ltd.	20,500	707,258
	Daiken Corp.	11,700	199,158
	Daiken Medical Co., Ltd.	6,000	32,088
	Daiki Aluminium Industry Co., Ltd.	30,400	208,268
	Daikin Industries, Ltd.	9,100	1,921,304
	Daikoku Denki Co., Ltd.	6,700	55,724
	Daikokutenbussan Co., Ltd.	5,400	287,625
	Daikyonishikawa Corp.	38,800	287,405
	Dainichi Co., Ltd.	6,500	54,125
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	11,300	240,838
	Daio Paper Corp.	49,000	884,982
	Daiseki Co., Ltd.	9,500	300,956
	Daishi Hokuetsu Financial Group, Inc.	38,500	803,659
	Daishinku Corp.	8,000	180,272
	Daisue Construction Co., Ltd.	7,600	60,313
	Daito Bank, Ltd. (The)	5,000	29,178
	Daito Pharmaceutical Co., Ltd.	10,160	359,409
	Daito Trust Construction Co., Ltd.	5,300	552,334
	Daitron Co., Ltd.	5,900	89,652
	Daiwa House Industry Co., Ltd.	44,600	1,264,447
	Daiwa Industries, Ltd.	22,900	226,270
	Daiwa Securities Group, Inc.	337,547	1,606,535
	Daiwabo Holdings Co., Ltd.	19,000	1,601,396
	DCM Holdings Co., Ltd.	102,500	1,035,753
	Delica Foods Holdings Co., Ltd.	4,800	29,579
	DeNA Co., Ltd.	10,400	194,157
	Denka Co., Ltd.	72,100	2,745,888
#	Densan System Co., Ltd.	6,000	181,326
	Denso Corp.	17,500	972,739
	Dentsu Group, Inc.	20,400	650,665
	Denyo Co., Ltd.	18,200	356,745
	Dexerials Corp.	55,600	728,335
	DIC Corp.	71,000	1,738,319
	Digital Arts, Inc.	6,600	625,655
	Digital Garage, Inc.	6,800	232,808
	Digital Hearts Holdings Co., Ltd.	7,100	85,649
	Digital Information Technologies Corp.	3,400	53,644
	Dip Corp.	14,800	406,171
	Disco Corp.	300	97,595
	DKK Co., Ltd.	7,300	188,663
#	DKK-Toa Corp.	1,800	14,492
	DKS Co., Ltd.	7,000	251,834
	DMG Mori Co., Ltd.	70,500	1,106,988
	Doshisha Co., Ltd.	16,700	299,097
#	Double Standard, Inc.	1,300	53,003
	Doutor Nichires Holdings Co., Ltd.	24,800	368,704
	Dowa Holdings Co., Ltd.	47,000	1,719,060
	DTS Corp.	28,600	609,454
	Duskin Co., Ltd.	13,000	342,990
	Dvx, Inc.	4,600	44,819
#	DyDo Group Holdings, Inc.	9,200	463,513
#	Dynic Corp.	4,600	34,520
	Eagle Industry Co., Ltd.	24,100	251,586
	Earth Corp.	1,900	108,460
	Ebara Corp.	57,100	1,971,486
	Ebara Foods Industry, Inc.	3,800	91,596

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ebara Jitsugyo Co., Ltd.	4,200	$152,112
	Ebase Co., Ltd.	2,500	25,419
	Eco's Co., Ltd.	8,100	144,635
#	EDION Corp.	79,600	780,081
	Edulab, Inc.	600	41,859
#	EF-ON, Inc.	12,000	120,859
	eGuarantee, Inc.	13,700	304,482
	E-Guardian, Inc.	4,100	117,429
	Ehime Bank, Ltd. (The)	30,800	283,698
	Eidai Co., Ltd.	18,000	50,584
	Eiken Chemical Co., Ltd.	5,200	114,381
	Eisai Co., Ltd.	1,400	102,177
	Eizo Corp.	15,200	545,933
	Elan Corp.	17,400	246,930
	Elecom Co., Ltd.	11,000	521,087
	Elematec Corp.	13,748	130,253
	Endo Lighting Corp.	16,000	85,263
	ENEOS Holdings, Inc.	475,070	1,925,337
	Enigmo, Inc.	11,800	138,250
	en-japan, Inc.	16,500	472,597
	Enomoto Co., Ltd.	5,700	81,280
	Enplas Corp.	9,700	427,406
	Enshu, Ltd.	3,100	26,006
	EPS Holdings, Inc.	23,300	226,804
	eRex Co., Ltd.	8,000	132,592
	ES-Con Japan, Ltd.	22,900	160,008
	Eslead Corp.	5,900	83,633
	ESPEC Corp.	13,200	250,132
	Exedy Corp.	25,900	387,758
	Ezaki Glico Co., Ltd.	6,500	285,598
	F&M Co., Ltd.	3,000	51,831
	Faith, Inc.	5,500	41,766
	FALCO HOLDINGS Co., Ltd.	7,700	125,323
	FAN Communications, Inc.	35,000	135,942
	Fancl Corp.	6,000	220,293
	FANUC Corp.	800	208,855
	FCC Co., Ltd.	34,200	548,728
*	FDK Corp.	3,900	54,862
	Feed One Co., Ltd.	23,688	197,710
	Felissimo Corp.	1,200	14,838
	Fenwal Controls of Japan, Ltd.	3,400	43,035
	Ferrotec Holdings Corp.	50,800	814,215
#*	FFRI Security, Inc.	1,700	36,212
	Fibergate, Inc.	5,700	112,533
	FIDEA Holdings Co., Ltd.	150,200	153,857
	Fields Corp.	10,400	50,786
	Financial Products Group Co., Ltd.	60,800	289,382
	FINDEX, Inc.	6,400	67,800
*	First Baking Co., Ltd.	400	3,711
	First Bank of Toyama, Ltd. (The)	24,200	66,605
	First Brothers Co., Ltd.	4,800	44,540
	First Juken Co., Ltd.	7,900	79,847
	Fixstars Corp.	13,800	122,963
	FJ Next Co., Ltd.	21,800	210,363
	Focus Systems Corp.	1,300	11,616
	Foster Electric Co., Ltd.	23,800	353,134
	FP Corp.	18,400	736,300
	France Bed Holdings Co., Ltd.	20,000	177,218
	Freebit Co., Ltd.	8,100	75,515

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Freund Corp.	5,300	$39,763
	F-Tech, Inc.	11,900	70,760
	FTGroup Co., Ltd.	6,300	82,351
	Fudo Tetra Corp.	19,100	309,853
	Fuji Co., Ltd.	11,400	214,436
	Fuji Corp.	32,100	839,009
	Fuji Corp.	4,500	89,220
	Fuji Corp., Ltd.	24,700	149,592
	Fuji Die Co., Ltd.	7,300	45,407
	Fuji Electric Co., Ltd.	32,100	1,279,052
	Fuji Furukawa Engineering & Construction Co., Ltd.	400	8,978
	Fuji Kyuko Co., Ltd.	8,000	386,530
	Fuji Media Holdings, Inc.	30,200	350,560
*	Fuji Oil Co., Ltd.	31,400	64,501
	Fuji Oil Holdings, Inc.	14,000	409,444
	Fuji Pharma Co., Ltd.	9,200	106,948
	Fuji Seal International, Inc.	41,600	772,483
#	Fuji Soft, Inc.	6,200	320,289
	Fujibo Holdings, Inc.	7,700	295,686
	Fujicco Co., Ltd.	7,100	138,543
	FUJIFILM Holdings Corp.	17,500	1,002,435
	Fujikura Composites, Inc.	14,600	54,981
	Fujikura Kasei Co., Ltd.	21,300	100,396
*	Fujikura, Ltd.	285,900	1,339,912
	Fujimori Kogyo Co., Ltd.	15,100	670,594
	Fujisash Co., Ltd.	77,900	58,793
	Fujishoji Co., Ltd.	4,500	36,668
	Fujitec Co., Ltd.	28,700	626,164
	Fujitsu General, Ltd.	9,300	231,168
	Fujitsu, Ltd.	7,500	1,144,499
	Fujiya Co., Ltd.	5,800	125,504
	FuKoKu Co., Ltd.	9,000	57,837
	Fukuda Corp.	5,300	257,976
	Fukuda Denshi Co., Ltd.	3,000	230,545
	Fukui Bank, Ltd. (The)	18,300	328,502
	Fukui Computer Holdings, Inc.	6,100	220,611
	Fukuoka Financial Group, Inc.	101,408	1,814,040
#	Fukushima Bank, Ltd. (The)	9,100	18,269
	Fukushima Galilei Co., Ltd.	6,000	249,184
	Fukuyama Transporting Co., Ltd.	21,323	831,403
	FULLCAST Holdings Co., Ltd.	10,900	174,334
*	Funai Electric Co., Ltd.	8,700	35,682
	Funai Soken Holdings, Inc.	17,460	386,380
#	Furukawa Battery Co., Ltd. (The)	10,900	160,090
	Furukawa Co., Ltd.	30,000	347,315
	Furukawa Electric Co., Ltd.	67,600	1,822,772
	Furuno Electric Co., Ltd.	24,800	269,518
	Furusato Industries, Ltd.	8,000	96,898
	Furyu Corp.	4,800	52,012
	Fuso Chemical Co., Ltd.	14,000	496,186
	Fuso Pharmaceutical Industries, Ltd.	6,500	163,474
	Futaba Corp.	33,600	306,699
	Futaba Industrial Co., Ltd.	63,500	304,815
	Future Corp.	14,600	244,912
	Fuyo General Lease Co., Ltd.	23,500	1,628,707
	G-7 Holdings, Inc.	9,000	208,877
	Gakken Holdings Co., Ltd.	8,900	145,786
	Gakkyusha Co., Ltd.	3,300	42,321
	Gakujo Co., Ltd.	2,500	30,885

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GCA Corp.	28,200	$183,798
	Gecoss Corp.	13,700	123,333
	Genki Sushi Co., Ltd.	4,100	95,610
	Genky DrugStores Co., Ltd.	8,400	304,359
	Geo Holdings Corp.	38,300	449,444
	Geostr Corp.	4,100	12,427
	Gfoot Co., Ltd.	2,100	8,397
	Gig Works, Inc.	900	21,736
	Giken, Ltd.	5,900	277,812
	GL Sciences, Inc.	7,000	183,288
	GLOBERIDE, Inc.	8,000	320,090
	Glory, Ltd.	47,500	920,698
	Glosel Co., Ltd.	15,700	74,109
	GMO Financial Holdings, Inc.	8,500	57,799
	GMO GlobalSign Holdings K.K.	3,300	298,913
	GMO internet, Inc.	16,400	463,292
	GMO Payment Gateway, Inc.	5,600	797,827
	Godo Steel, Ltd.	10,300	189,142
	Goldcrest Co., Ltd.	19,090	328,681
	Goldwin, Inc.	3,400	204,929
	Golf Digest Online, Inc.	3,400	28,886
	Good Com Asset Co., Ltd.	7,400	86,647
	Grace Technology, Inc.	5,900	338,856
	Grandy House Corp.	13,500	52,022
	Gree, Inc.	67,200	369,577
	GS Yuasa Corp.	37,500	1,107,825
	GSI Creos Corp.	4,600	81,639
	G-Tekt Corp.	25,000	350,114
	Gumi, Inc.	2,500	20,922
	Gun-Ei Chemical Industry Co., Ltd.	3,400	82,946
*	GungHo Online Entertainment, Inc.	24,270	605,060
	Gunma Bank, Ltd. (The)	330,200	1,018,504
	Gunze, Ltd.	15,300	487,898
	H.U. Group Holdings, Inc.	43,700	1,299,378
	H2O Retailing Corp.	86,899	624,318
	HABA Laboratories, Inc.	1,100	42,662
	Hachijuni Bank, Ltd. (The)	220,300	704,359
	Hagihara Industries, Inc.	8,100	111,649
	Hagiwara Electric Holdings Co., Ltd.	5,800	146,575
	Hakudo Co., Ltd.	2,400	32,293
	Hakuhodo DY Holdings, Inc.	26,300	381,107
	Hakuto Co., Ltd.	12,500	146,260
	Halows Co., Ltd.	6,000	186,510
	Hamakyorex Co., Ltd.	15,800	461,662
	Hamamatsu Photonics KK	3,900	226,208
	Handsman Co., Ltd.	4,200	76,008
	Hankyu Hanshin Holdings, Inc.	39,852	1,289,412
	Hanwa Co., Ltd.	37,600	971,306
	Happinet Corp.	19,600	290,693
	Harada Industry Co., Ltd.	3,300	26,878
	Hard Off Corp. Co., Ltd.	8,200	59,469
	Harima Chemicals Group, Inc.	12,200	106,239
	Haruyama Holdings, Inc.	3,900	25,294
	Haseko Corp.	176,600	2,081,619
	Hayashikane Sangyo Co., Ltd.	5,400	30,461
	Hazama Ando Corp.	140,850	976,689
	Heian Ceremony Service Co., Ltd.	1,300	10,800
	Heiwa Corp.	40,900	573,445
	Heiwa Real Estate Co., Ltd.	3,600	123,190

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Heiwado Co., Ltd.	29,100	$601,574
	Helios Techno Holding Co., Ltd.	5,700	16,718
	Hibino Corp.	2,900	31,099
	Hibiya Engineering, Ltd.	16,700	295,321
	Hiday Hidaka Corp.	5,582	93,783
	Hikari Tsushin, Inc.	1,700	356,515
	HI-LEX Corp.	15,600	221,304
	Hino Motors, Ltd.	141,100	1,216,164
	Hioki EE Corp.	5,000	195,962
	Hirakawa Hewtech Corp.	8,800	104,986
	Hirano Tecseed Co., Ltd.	7,700	160,127
	Hirogin Holdings, Inc.	241,100	1,400,791
	Hirose Electric Co., Ltd.	1,200	188,410
	Hiroshima Gas Co., Ltd.	16,700	60,087
*	HIS Co., Ltd.	31,100	533,007
	Hisaka Works, Ltd.	21,000	162,578
	Hisamitsu Pharmaceutical Co., Inc.	2,100	125,781
	Hitachi Capital Corp.	51,700	1,275,539
	Hitachi Construction Machinery Co., Ltd.	19,800	577,160
	Hitachi Metals, Ltd.	5,310	84,719
	Hitachi Transport System, Ltd.	25,100	737,704
	Hitachi Zosen Corp.	190,240	1,085,765
	Hitachi, Ltd.	28,000	1,153,468
	Hitachi, Ltd., ADR	303	25,146
	Hito Communications Holdings, Inc.	3,700	64,596
	Hochiki Corp.	9,500	114,493
	Hodogaya Chemical Co., Ltd.	8,100	424,448
	Hogy Medical Co., Ltd.	10,400	317,434
	Hokkaido Electric Power Co., Inc.	48,100	204,055
	Hokkaido Gas Co., Ltd.	2,400	35,874
	Hokkan Holdings, Ltd.	6,900	94,299
	Hokko Chemical Industry Co., Ltd.	15,900	175,672
	Hokkoku Bank, Ltd. (The)	20,900	481,789
	Hokuetsu Corp.	109,000	463,812
	Hokuetsu Industries Co., Ltd.	17,000	168,501
	Hokuhoku Financial Group, Inc.	118,300	1,044,143
#	Hokuriku Electric Industry Co., Ltd.	6,200	53,580
	Hokuriku Electric Power Co.	44,700	292,539
#	Hokuriku Electrical Construction Co., Ltd.	11,000	126,903
	Hokuto Corp.	16,500	340,442
	Holon Co., Ltd.	800	40,125
	Honda Motor Co., Ltd., Sponsored ADR	23,840	631,283
	Honda Motor Co., Ltd.	128,435	3,391,542
	Honda Tsushin Kogyo Co., Ltd.	6,400	29,032
	H-One Co., Ltd.	17,400	124,744
	Honeys Holdings Co., Ltd.	16,670	155,661
	Honshu Chemical Industry Co., Ltd.	3,200	55,612
	Hoosiers Holdings	29,600	187,365
	Horiba, Ltd.	11,400	746,332
	Hoshizaki Corp.	900	79,884
	Hosiden Corp.	58,000	527,985
	Hosokawa Micron Corp.	5,800	342,765
	Hotland Co., Ltd.	1,100	12,691
	House Do Co., Ltd.	7,500	84,587
	House Foods Group, Inc.	5,100	188,401
	Howa Machinery, Ltd.	12,800	102,830
	Hulic Co., Ltd.	34,167	386,293
	Hurxley Corp.	2,400	20,453
	Hyakugo Bank, Ltd. (The)	219,700	616,027

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hyakujushi Bank, Ltd. (The)	24,500	$348,705
	Ibiden Co., Ltd.	11,200	519,718
#	IBJ, Inc.	1,500	12,494
	Ichibanya Co., Ltd.	5,734	280,293
	Ichigo, Inc.	252,100	694,136
	Ichiken Co., Ltd.	5,400	97,077
	Ichikoh Industries, Ltd.	33,600	216,447
	Ichinen Holdings Co., Ltd.	25,400	297,025
	Ichiyoshi Securities Co., Ltd.	45,800	219,842
	Icom, Inc.	11,100	289,616
	IDEA Consultants, Inc.	3,900	64,076
	Idec Corp.	28,400	501,390
	Idemitsu Kosan Co., Ltd.	40,826	958,756
	IDOM, Inc.	67,000	391,108
	IHI Corp.	135,600	2,374,658
	Iida Group Holdings Co., Ltd.	17,420	384,276
	Iino Kaiun Kaisha, Ltd.	88,500	341,001
	IJTT Co., Ltd.	17,000	78,208
	Ikegami Tsushinki Co., Ltd.	5,800	47,309
	I'll, Inc.	900	12,699
#	Imagica Group, Inc.	11,000	38,729
#	Imasen Electric Industrial	3,600	24,220
	Imuraya Group Co., Ltd.	1,700	41,478
	Inaba Denki Sangyo Co., Ltd.	27,200	635,800
	Inaba Seisakusho Co., Ltd.	7,400	100,032
	Inabata & Co., Ltd.	48,600	682,327
	Ines Corp.	16,800	228,555
	I-Net Corp.	10,100	149,071
	Infocom Corp.	11,500	333,502
	Infomart Corp.	50,400	431,732
	Information Services International-Dentsu, Ltd.	17,000	626,974
	Innotech Corp.	12,900	151,377
	Inpex Corp.	413,400	2,392,985
	Insource Co., Ltd.	12,000	269,478
	Intage Holdings, Inc.	26,600	297,965
	Intelligent Wave, Inc.	2,400	16,324
#	Inter Action Corp.	7,600	174,790
	Internet Initiative Japan, Inc.	40,800	836,222
#	Inui Global Logistics Co., Ltd.	11,595	103,230
	I-O Data Device, Inc.	6,200	60,830
	I-PEX, Inc.	5,700	114,596
	IR Japan Holdings, Ltd.	2,800	467,763
	Iriso Electronics Co., Ltd.	6,900	314,363
	I'rom Group Co., Ltd.	2,900	48,428
	ISB Corp.	2,400	29,019
	Ise Chemicals Corp.	1,000	30,903
*	Iseki & Co., Ltd.	14,900	192,549
	Isetan Mitsukoshi Holdings, Ltd.	186,500	1,146,639
	Ishihara Chemical Co., Ltd.	4,800	95,328
	Ishihara Sangyo Kaisha, Ltd.	34,900	245,215
	Ishii Iron Works Co., Ltd.	1,900	52,023
	Ishizuka Glass Co., Ltd.	1,800	30,964
	Isuzu Motors, Ltd.	202,800	1,939,345
	Itfor, Inc.	15,400	137,184
	ITmedia, Inc.	2,100	46,164
	Ito En, Ltd.	6,600	411,825
#	ITOCHU Corp.	72,400	2,073,462
	Itochu Enex Co., Ltd.	66,100	635,239
	Itochu Techno-Solutions Corp.	6,000	211,525

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itochu-Shokuhin Co., Ltd.	4,300	$216,529
	Itoham Yonekyu Holdings, Inc.	124,278	840,971
	Itoki Corp.	33,553	103,972
	IwaiCosmo Holdings, Inc.	23,100	309,520
	Iwaki & Co., Ltd.	28,400	174,696
	Iwasaki Electric Co., Ltd.	6,400	83,874
	Iwatani Corp.	29,900	1,844,251
*	Iwatsu Electric Co., Ltd.	6,100	48,728
	Iwatsuka Confectionery Co., Ltd.	1,100	46,361
	Iyo Bank, Ltd. (The)	178,582	1,024,974
	Izumi Co., Ltd.	24,100	866,092
	J Front Retailing Co., Ltd.	85,500	708,340
#	J Trust Co., Ltd.	60,600	147,927
#	JAC Recruitment Co., Ltd.	13,700	243,493
	Jaccs Co., Ltd.	23,600	421,053
	Jafco Group Co., Ltd.	28,700	1,552,109
	Jalux, Inc.	5,400	71,211
	Jamco Corp.	10,200	64,400
	Janome Sewing Machine Co., Ltd.	17,000	132,801
*	Japan Airlines Co., Ltd.	57,100	1,019,224
	Japan Airport Terminal Co., Ltd.	5,200	273,567
	Japan Asia Group, Ltd.	16,900	194,264
*	Japan Asia Investment Co., Ltd.	16,300	35,956
	Japan Aviation Electronics Industry, Ltd.	47,200	732,582
	Japan Best Rescue System Co., Ltd.	12,500	101,159
	Japan Cash Machine Co., Ltd.	13,100	63,896
*	Japan Display, Inc.	931,000	416,957
	Japan Electronic Materials Corp.	7,300	138,905
	Japan Elevator Service Holdings Co., Ltd.	18,200	428,394
	Japan Exchange Group, Inc.	40,300	940,823
	Japan Foundation Engineering Co., Ltd.	16,100	72,049
#	Japan Investment Adviser Co., Ltd.	6,100	64,588
	Japan Lifeline Co., Ltd.	29,900	431,405
	Japan Material Co., Ltd.	27,000	376,948
	Japan Medical Dynamic Marketing, Inc.	9,600	200,585
	Japan Oil Transportation Co., Ltd.	2,900	72,730
	Japan Petroleum Exploration Co., Ltd.	9,200	174,949
	Japan Post Holdings Co., Ltd.	150,800	1,199,247
#	Japan Property Management Center Co., Ltd.	6,200	69,292
	Japan Pulp & Paper Co., Ltd.	12,600	426,274
	Japan Securities Finance Co., Ltd.	94,200	467,876
	Japan Steel Works, Ltd. (The)	60,000	1,666,992
	Japan Tobacco, Inc.	41,600	826,354
	Japan Transcity Corp.	33,400	167,116
	Japan Wool Textile Co., Ltd. (The)	52,200	474,896
	Jastec Co., Ltd.	4,700	53,306
	JBCC Holdings, Inc.	13,300	186,311
	JCR Pharmaceuticals Co., Ltd.	2,800	92,219
	JCU Corp.	18,600	692,817
	JDC Corp.	2,000	10,581
	Jeol, Ltd.	16,500	675,695
*	JFE Holdings, Inc.	60,160	521,969
	JGC Holdings Corp.	74,900	848,609
*	JIG-SAW, Inc.	1,400	171,260
	Jimoto Holdings, Inc.	12,590	96,578
	JINS Holdings, Inc.	6,400	415,835
	JK Holdings Co., Ltd.	14,300	110,559
	JM Holdings Co., Ltd.	7,200	140,368
	JMS Co., Ltd.	16,700	149,010

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Joban Kosan Co., Ltd.	4,100	$52,709
	J-Oil Mills, Inc.	10,700	377,648
	Joshin Denki Co., Ltd.	17,100	447,789
	JP-Holdings, Inc.	22,600	60,991
	JSP Corp.	17,400	281,480
	JSR Corp.	3,100	94,598
	J-Stream, Inc.	1,100	57,392
	JTEKT Corp.	151,300	1,344,411
	Juki Corp.	24,600	148,650
	Juroku Bank, Ltd. (The)	31,100	548,075
	Justsystems Corp.	3,700	268,840
	JVCKenwood Corp.	176,870	293,990
	K&O Energy Group, Inc.	9,900	135,114
	Kadokawa Corp.	20,177	655,342
	Kaga Electronics Co., Ltd.	18,700	436,689
	Kagome Co., Ltd.	6,600	218,717
	Kajima Corp.	159,721	2,140,044
	Kakaku.com, Inc.	8,800	254,870
	Kaken Pharmaceutical Co., Ltd.	10,700	419,932
	Kakiyasu Honten Co., Ltd.	5,200	131,245
*	Kamakura Shinsho, Ltd.	3,200	26,369
	Kameda Seika Co., Ltd.	2,900	134,323
	Kamei Corp.	18,600	212,047
	Kamigumi Co., Ltd.	57,100	1,007,302
	Kanaden Corp.	14,400	166,789
	Kanagawa Chuo Kotsu Co., Ltd.	4,600	169,695
#	Kanamic Network Co., Ltd.	14,700	97,174
	Kanamoto Co., Ltd.	36,500	780,649
	Kandenko Co., Ltd.	96,400	830,940
	Kaneka Corp.	50,000	1,795,651
	Kaneko Seeds Co., Ltd.	2,400	36,343
	Kanematsu Corp.	80,300	1,009,935
	Kanematsu Electronics, Ltd.	8,300	307,636
	Kansai Mirai Financial Group, Inc.	73,332	350,967
	Kansai Paint Co., Ltd.	5,500	161,893
	Kansai Super Market, Ltd.	11,100	119,673
	Kanto Denka Kogyo Co., Ltd.	44,900	358,959
	Kasai Kogyo Co., Ltd.	23,600	87,964
	Katakura Industries Co., Ltd.	18,300	233,657
	Katitas Co., Ltd.	18,400	549,757
	Kato Sangyo Co., Ltd.	5,300	174,908
	Kato Works Co., Ltd.	10,500	95,680
	Kawada Technologies, Inc.	3,800	152,688
#	Kawagishi Bridge Works Co., Ltd.	1,600	37,318
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,900	73,761
*	Kawasaki Heavy Industries, Ltd.	131,800	2,800,839
#*	Kawasaki Kisen Kaisha, Ltd.	83,499	1,461,677
	KDDI Corp.	78,300	2,301,451
	KeePer Technical Laboratory Co., Ltd.	900	17,081
	Keihan Holdings Co., Ltd.	14,700	670,154
	Keihin Co., Ltd.	3,500	44,735
	Keiyo Bank, Ltd. (The)	95,900	366,926
	Keiyo Co., Ltd.	29,300	206,344
	KEL Corp.	4,100	36,831
	Kenko Mayonnaise Co., Ltd.	7,800	137,787
	Kewpie Corp.	18,300	421,979
	KFC Holdings Japan, Ltd.	12,500	334,695
	KH Neochem Co., Ltd.	31,200	703,605
	Kimoto Co., Ltd.	28,900	46,355

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kimura Chemical Plants Co., Ltd.	18,500	$97,807
	Kimura Unity Co., Ltd.	2,800	29,358
	Kinden Corp.	76,100	1,222,827
	King Co., Ltd.	900	5,084
#*	Kinki Sharyo Co., Ltd. (The)	4,300	50,741
	Kintetsu Department Store Co., Ltd.	5,300	164,624
	Kintetsu World Express, Inc.	39,300	963,456
	Kirin Holdings Co., Ltd.	18,980	407,956
	Kissei Pharmaceutical Co., Ltd.	26,000	572,625
	Ki-Star Real Estate Co., Ltd.	9,100	214,997
	Kitagawa Corp.	8,200	104,953
	Kita-Nippon Bank, Ltd. (The)	5,600	99,196
	Kitano Construction Corp.	3,200	74,050
#	Kitanotatsujin Corp.	24,800	135,533
	Kito Corp.	24,400	355,036
	Kitz Corp.	70,000	402,184
	Kiyo Bank, Ltd. (The)	61,300	790,762
*	KLab, Inc.	29,000	252,484
	Koa Corp.	31,900	485,553
	Koatsu Gas Kogyo Co., Ltd.	24,600	176,636
	Kobayashi Pharmaceutical Co., Ltd.	1,500	168,914
	Kobe Bussan Co., Ltd.	16,800	465,358
*	Kobe Electric Railway Co., Ltd.	1,600	56,350
*	Kobe Steel, Ltd.	184,500	858,294
#	Kobelco Eco-Solutions Co., Ltd.	2,800	63,799
	Kohnan Shoji Co., Ltd.	33,000	897,353
	Kohsoku Corp.	6,900	96,591
	Koito Manufacturing Co., Ltd.	10,100	651,647
	Kojima Co., Ltd.	24,500	145,187
	Kokusai Co., Ltd.	2,800	19,417
#	Kokusai Pulp & Paper Co., Ltd.	5,800	13,443
	Kokuyo Co., Ltd.	49,000	637,772
	KOMAIHALTEC, Inc.	3,399	69,195
	Komatsu Matere Co., Ltd.	20,900	194,529
	Komatsu Wall Industry Co., Ltd.	6,800	112,464
	Komatsu, Ltd.	49,600	1,359,015
	KOMEDA Holdings Co., Ltd.	23,800	429,777
	Komehyo Holdings Co., Ltd.	5,700	38,667
	Komeri Co., Ltd.	26,600	706,353
	Komori Corp.	46,700	304,079
	Konaka Co., Ltd.	25,800	74,733
	Konami Holdings Corp.	14,800	906,967
	Kondotec, Inc.	16,000	161,416
	Konica Minolta, Inc.	335,700	1,456,296
	Konishi Co., Ltd.	22,500	340,222
	Konoike Transport Co., Ltd.	25,500	250,355
#*	Kosaido Co., Ltd.	14,900	120,468
	Kose Corp.	3,500	562,516
#	Koshidaka Holdings Co., Ltd.	36,700	146,868
	Kotobuki Spirits Co., Ltd.	9,100	492,904
*	Kourakuen Holdings Corp.	2,200	35,630
	Kozo Keikaku Engineering, Inc.	3,200	76,137
	Krosaki Harima Corp.	5,600	260,056
	KRS Corp.	6,100	90,583
	K's Holdings Corp.	51,820	700,701
	KU Holdings Co., Ltd.	9,100	70,743
	Kubota Corp.	55,700	1,223,793
	Kumagai Gumi Co., Ltd.	37,100	917,897
	Kumiai Chemical Industry Co., Ltd.	11,200	91,537

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kunimine Industries Co., Ltd.	2,200	$25,833
	Kurabo Industries, Ltd.	12,500	215,117
	Kuraray Co., Ltd.	191,900	2,055,910
	Kureha Corp.	17,500	1,083,958
	Kurimoto, Ltd.	8,300	130,944
	Kurita Water Industries, Ltd.	25,700	1,043,169
	Kuriyama Holdings Corp.	3,000	18,732
	Kusuri no Aoki Holdings Co., Ltd.	4,700	384,830
*	KYB Corp.	10,500	235,616
	Kyocera Corp.	18,085	1,159,108
	Kyodo Printing Co., Ltd.	7,300	249,075
	Kyoei Steel, Ltd.	13,800	177,693
	Kyokuto Boeki Kaisha, Ltd.	4,600	59,750
	Kyokuto Kaihatsu Kogyo Co., Ltd.	32,400	445,275
	Kyokuto Securities Co., Ltd.	17,800	128,514
	Kyokuyo Co., Ltd.	7,500	217,088
	Kyoritsu Maintenance Co., Ltd.	2,840	91,961
	Kyoritsu Printing Co., Ltd.	23,500	27,403
	Kyosan Electric Manufacturing Co., Ltd.	47,300	184,299
	Kyowa Electronic Instruments Co., Ltd.	14,300	52,346
	Kyowa Exeo Corp.	29,954	782,124
	Kyowa Kirin Co., Ltd.	2,300	68,175
	Kyowa Leather Cloth Co., Ltd.	13,200	79,711
	Kyudenko Corp.	23,000	698,974
	Kyushu Electric Power Co., Inc.	30,800	285,736
	Kyushu Financial Group, Inc.	255,880	1,023,361
	LAC Co., Ltd.	13,800	136,105
#	Lacto Japan Co., Ltd.	4,700	117,818
	Lasertec Corp.	10,600	1,419,848
	Lawson, Inc.	7,700	373,972
	LEC, Inc.	21,200	271,636
	Life Corp.	9,000	283,435
	LIFULL Co., Ltd.	22,000	85,058
	Like Co., Ltd.	3,600	71,583
	Linical Co., Ltd.	4,700	33,749
	Link And Motivation, Inc.	20,000	109,064
	Lintec Corp.	28,400	643,275
	Lion Corp.	11,700	267,415
*	Litalico, Inc.	1,700	59,123
	Lixil Corp.	95,200	2,220,092
	Lonseal Corp.	1,600	22,441
	Look Holdings, Inc.	5,800	49,523
*	M&A Capital Partners Co., Ltd.	5,800	284,622
	Mabuchi Motor Co., Ltd.	6,500	268,039
	Macnica Fuji Electronics Holdings, Inc.	50,050	1,048,858
	Macromill, Inc.	42,300	304,707
	Maeda Corp.	136,100	1,114,402
	Maeda Kosen Co., Ltd.	16,000	407,350
	Maeda Road Construction Co., Ltd.	8,100	136,788
	Maezawa Kasei Industries Co., Ltd.	11,300	102,599
	Maezawa Kyuso Industries Co., Ltd.	8,400	176,181
	Makino Milling Machine Co., Ltd.	22,000	886,583
	Makita Corp., Sponsored ADR	3,976	199,237
	Mandom Corp.	2,900	43,640
	Mani, Inc.	6,600	174,903
#	MarkLines Co., Ltd.	1,500	35,398
	Mars Group Holdings Corp.	8,400	122,368
	Marubeni Corp.	250,600	1,665,063
	Marubun Corp.	13,800	71,039

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marudai Food Co., Ltd.	19,200	$311,078
	Marufuji Sheet Piling Co., Ltd.	1,100	20,865
	Maruha Nichiro Corp.	42,800	962,989
	Marui Group Co., Ltd.	41,600	745,519
	Maruichi Steel Tube, Ltd.	15,000	323,850
	Maruka Corp.	3,700	67,836
	Marusan Securities Co., Ltd.	72,100	356,014
	Maruwa Co., Ltd.	5,700	596,518
#	Maruwa Unyu Kikan Co., Ltd.	12,200	259,967
	Maruyama Manufacturing Co., Inc.	2,800	41,335
	Maruzen CHI Holdings Co., Ltd.	10,600	37,466
	Maruzen Co., Ltd.	6,000	103,306
	Maruzen Showa Unyu Co., Ltd.	13,900	446,179
	Marvelous, Inc.	18,400	168,580
	Matsuda Sangyo Co., Ltd.	10,500	179,954
	Matsui Construction Co., Ltd.	17,600	118,896
	Matsumotokiyoshi Holdings Co., Ltd.	2,900	115,014
	Matsuoka Corp.	900	17,159
	Matsuyafoods Holdings Co., Ltd.	5,800	194,289
	Max Co., Ltd.	13,400	195,063
*	Maxell Holdings, Ltd.	50,600	664,813
	Maxvalu Tokai Co., Ltd.	3,800	97,587
	Mazda Motor Corp.	168,700	1,202,675
	MCJ Co., Ltd.	51,200	490,498
	Mebuki Financial Group, Inc.	519,522	1,005,842
	MEC Co., Ltd.	10,200	217,118
	Media Do Co., Ltd.	4,400	259,756
	Medical Data Vision Co., Ltd.	10,600	264,533
	Medical System Network Co., Ltd.	20,600	110,280
	Medikit Co., Ltd.	800	24,290
	Medipal Holdings Corp.	29,700	608,100
	Megachips Corp.	12,500	370,696
	Megmilk Snow Brand Co., Ltd.	29,100	627,816
	Meidensha Corp.	33,900	787,635
	Meiji Electric Industries Co., Ltd.	4,500	62,752
	MEIJI Holdings Co., Ltd.	13,300	907,857
	Meiji Shipping Co., Ltd.	6,100	22,331
	Meiko Electronics Co., Ltd.	20,700	366,416
	Meiko Network Japan Co., Ltd.	13,400	76,099
	Meisei Industrial Co., Ltd.	28,700	214,374
	Meitec Corp.	12,900	676,105
	Meito Sangyo Co., Ltd.	8,200	109,894
#	Meiwa Corp.	24,900	106,024
	Meiwa Estate Co., Ltd.	10,900	62,888
	Melco Holdings, Inc.	3,300	118,024
	Members Co., Ltd.	2,700	65,209
	Menicon Co., Ltd.	13,700	824,512
#	Mercuria Investment Co., Ltd.	4,800	32,889
*	Metaps, Inc.	300	2,195
	METAWATER Co., Ltd.	9,600	217,102
	Michinoku Bank, Ltd. (The)	15,291	147,518
	Micronics Japan Co., Ltd.	2,000	30,091
	Mie Kotsu Group Holdings, Inc.	47,700	216,052
	Mikuni Corp.	22,800	59,076
	Milbon Co., Ltd.	9,504	621,677
*	Mimaki Engineering Co., Ltd.	14,100	64,151
	Mimasu Semiconductor Industry Co., Ltd.	14,900	380,673
	Minebea Mitsumi, Inc.	54,639	1,212,631
	Ministop Co., Ltd.	11,700	158,863

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miraial Co., Ltd.	3,700	$38,572
	Mirait Holdings Corp.	79,510	1,267,309
	Miroku Jyoho Service Co., Ltd.	9,200	190,277
	MISUMI Group, Inc.	15,900	517,703
	Mitani Corp.	8,000	519,548
	Mitani Sangyo Co., Ltd.	14,200	57,452
	Mitani Sekisan Co., Ltd.	4,200	188,271
	Mito Securities Co., Ltd.	39,400	93,276
*	Mitsuba Corp.	38,601	155,497
	Mitsubishi Chemical Holdings Corp.	333,680	2,282,347
	Mitsubishi Corp.	121,900	3,087,984
	Mitsubishi Electric Corp.	98,000	1,494,971
	Mitsubishi Estate Co., Ltd.	51,100	808,401
	Mitsubishi Gas Chemical Co., Inc.	74,895	1,713,658
	Mitsubishi Heavy Industries, Ltd.	131,600	3,779,986
#	Mitsubishi Kakoki Kaisha, Ltd.	5,200	151,897
	Mitsubishi Logisnext Co., Ltd.	29,000	324,669
	Mitsubishi Logistics Corp.	32,399	902,184
	Mitsubishi Materials Corp.	63,180	1,342,428
*	Mitsubishi Motors Corp.	103,800	235,995
	Mitsubishi Paper Mills, Ltd.	19,900	64,111
	Mitsubishi Pencil Co., Ltd.	2,250	28,575
	Mitsubishi Research Institute, Inc.	4,900	197,214
	Mitsubishi Shokuhin Co., Ltd.	13,600	368,118
*	Mitsubishi Steel Manufacturing Co., Ltd.	12,100	71,047
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,044,124
	Mitsubishi UFJ Lease & Finance Co., Ltd.	298,100	1,458,658
	Mitsuboshi Belting, Ltd.	22,300	351,261
	Mitsui & Co., Ltd., Sponsored ADR	106	39,490
	Mitsui & Co., Ltd.	153,400	2,846,271
	Mitsui Chemicals, Inc.	68,500	1,962,846
*	Mitsui E&S Holdings Co., Ltd.	43,600	168,122
	Mitsui Fudosan Co., Ltd.	82,700	1,678,614
	Mitsui High-Tec, Inc.	15,300	599,620
	Mitsui Matsushima Holdings Co., Ltd.	13,300	97,614
	Mitsui Mining & Smelting Co., Ltd.	69,200	2,409,962
	Mitsui OSK Lines, Ltd.	82,000	2,226,172
	Mitsui Sugar Co., Ltd.	17,800	315,912
	Mitsui-Soko Holdings Co., Ltd.	27,000	577,058
	Mitsuuroko Group Holdings Co., Ltd.	33,400	431,842
	Miura Co., Ltd.	1,900	108,179
	Mixi, Inc.	41,200	965,922
	Miyaji Engineering Group, Inc.	5,800	136,480
	Miyazaki Bank, Ltd. (The)	14,400	294,221
	Miyoshi Oil & Fat Co., Ltd.	7,500	83,666
	Mizuho Financial Group, Inc.	219,305	2,890,950
	Mizuho Leasing Co., Ltd.	25,800	802,400
	Mizuno Corp.	18,200	362,012
	Mochida Pharmaceutical Co., Ltd.	2,900	108,846
	Modec, Inc.	9,400	175,477
	Monex Group, Inc.	177,300	915,631
	Money Partners Group Co., Ltd.	13,100	25,706
	Monogatari Corp. (The)	4,500	498,525
	MonotaRO Co., Ltd.	16,200	811,758
	MORESCO Corp.	4,200	45,528
	Morinaga & Co., Ltd.	9,200	366,009
	Morinaga Milk Industry Co., Ltd.	32,100	1,597,167
	Moriroku Holdings Co., Ltd.	3,700	71,626
	Morita Holdings Corp.	20,900	335,012

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Morito Co., Ltd.	12,400	$71,201
#	Morozoff, Ltd.	1,900	103,288
	Mortgage Service Japan, Ltd.	1,000	11,485
	Mory Industries, Inc.	4,800	103,474
#	MrMax Holdings, Ltd.	20,900	147,127
	MS&AD Insurance Group Holdings, Inc.	41,282	1,187,739
	MTI, Ltd.	13,500	103,739
	Mugen Estate Co., Ltd.	12,100	52,185
	m-up Holdings, Inc.	3,100	66,591
	Murakami Corp.	3,000	73,353
	Murata Manufacturing Co., Ltd.	19,300	1,853,727
	Musashi Seimitsu Industry Co., Ltd.	52,600	744,573
	Musashino Bank, Ltd. (The)	28,600	410,883
	Mutoh Holdings Co., Ltd.	1,900	28,175
	N Field Co., Ltd.	5,200	43,379
	Nabtesco Corp.	7,000	314,006
#	NAC Co., Ltd.	7,600	65,975
	Nachi-Fujikoshi Corp.	15,600	624,562
	Nadex Co., Ltd.	4,800	32,401
	Nafco Co., Ltd.	2,100	39,507
	Nagano Bank, Ltd. (The)	7,500	88,933
	Nagano Keiki Co., Ltd.	13,900	124,949
	Nagase & Co., Ltd.	100,900	1,446,964
	Nagatanien Holdings Co., Ltd.	8,400	186,945
	Nagawa Co., Ltd.	300	33,167
	Nagoya Railroad Co., Ltd.	5,600	142,630
	Naigai Trans Line, Ltd.	1,700	19,439
	Nakabayashi Co., Ltd.	16,400	96,565
	Nakamuraya Co., Ltd.	2,608	96,054
	Nakanishi, Inc.	10,800	206,444
	Nakano Corp.	13,000	48,696
	Nakayama Steel Works, Ltd.	17,200	59,324
	Nakayamafuku Co., Ltd.	4,900	26,589
	Nakayo, Inc.	1,800	24,889
	Namura Shipbuilding Co., Ltd.	38,900	62,424
	Nankai Electric Railway Co., Ltd.	8,600	208,921
	Nanto Bank, Ltd. (The)	31,200	498,880
	Narasaki Sangyo Co., Ltd.	2,400	50,822
	Natori Co., Ltd.	4,100	75,200
	NEC Capital Solutions, Ltd.	11,100	201,601
	NEC Corp.	25,800	1,403,747
	NEC Networks & System Integration Corp.	15,600	276,229
	NET One Systems Co., Ltd.	19,600	653,901
	Neturen Co., Ltd.	22,800	104,847
	Nexon Co., Ltd.	11,100	336,812
	Nextage Co., Ltd.	29,500	416,020
	NF Holdings Corp.	3,200	59,020
	NGK Insulators, Ltd.	26,600	465,831
	NGK Spark Plug Co., Ltd.	109,700	2,046,343
	NH Foods, Ltd.	17,900	767,073
	NHK Spring Co., Ltd.	191,200	1,307,922
	Nicca Chemical Co., Ltd.	4,600	37,717
*	Nice Corp.	5,300	75,112
	Nichia Steel Works, Ltd.	27,100	76,083
	Nichias Corp.	47,200	1,078,110
	Nichiban Co., Ltd.	6,000	95,541
	Nichicon Corp.	55,500	754,258
	Nichiden Corp.	10,600	218,177
	Nichiha Corp.	25,000	749,119

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichi-iko Pharmaceutical Co., Ltd.	47,200	$458,129
	Nichimo Co., Ltd.	1,300	23,117
	Nichirei Corp.	25,500	738,863
	Nichireki Co., Ltd.	21,400	299,692
	Nichirin Co., Ltd.	7,920	112,520
	Nifco, Inc.	34,800	1,216,547
	Nihon Chouzai Co., Ltd.	12,880	184,504
*	Nihon Dempa Kogyo Co., Ltd.	5,200	36,896
	Nihon Dengi Co., Ltd.	2,200	83,537
	Nihon Denkei Co., Ltd.	2,700	32,859
	Nihon Flush Co., Ltd.	11,200	137,596
#	Nihon House Holdings Co., Ltd.	31,500	93,366
#	Nihon Kagaku Sangyo Co., Ltd.	9,900	122,464
	Nihon Kohden Corp.	8,300	247,324
	Nihon M&A Center, Inc.	17,700	1,024,987
	Nihon Nohyaku Co., Ltd.	24,900	113,485
	Nihon Parkerizing Co., Ltd.	53,600	520,416
	Nihon Plast Co., Ltd.	14,500	70,098
	Nihon Tokushu Toryo Co., Ltd.	9,000	89,438
	Nihon Unisys, Ltd.	16,300	618,550
	Nihon Yamamura Glass Co., Ltd.	7,900	64,970
#	Niitaka Co., Ltd.	2,400	61,805
	Nikkato Corp.	5,800	44,097
	Nikkiso Co., Ltd.	75,000	720,513
	Nikko Co., Ltd.	28,400	192,794
	Nikkon Holdings Co., Ltd.	58,000	1,170,458
	Nikon Corp.	66,400	529,170
#	Nippi, Inc.	1,599	58,098
	Nippn Corp.	41,800	658,077
	Nippo Corp.	32,700	814,839
	Nippon Air Conditioning Services Co., Ltd.	16,100	111,301
	Nippon Aqua Co., Ltd.	9,500	54,080
	Nippon Beet Sugar Manufacturing Co., Ltd.	11,800	182,592
	Nippon Carbide Industries Co., Inc.	2,400	29,007
	Nippon Carbon Co., Ltd.	9,400	364,460
	Nippon Chemical Industrial Co., Ltd.	5,900	168,861
*	Nippon Chemi-Con Corp.	13,200	243,341
	Nippon Chemiphar Co., Ltd.	1,600	34,093
	Nippon Coke & Engineering Co., Ltd.	160,700	147,049
	Nippon Commercial Development Co., Ltd.	11,300	183,878
	Nippon Concrete Industries Co., Ltd.	38,600	113,083
	Nippon Denko Co., Ltd.	100,165	258,183
	Nippon Densetsu Kogyo Co., Ltd.	23,700	442,190
	Nippon Dry-Chemical Co., Ltd.	2,200	30,658
	Nippon Electric Glass Co., Ltd.	53,500	1,175,379
	Nippon Express Co., Ltd.	24,300	1,650,979
#	Nippon Filcon Co., Ltd.	6,700	32,131
	Nippon Fine Chemical Co., Ltd.	12,300	160,670
	Nippon Gas Co., Ltd.	22,800	1,100,081
	Nippon Hume Corp.	13,600	98,610
	Nippon Kayaku Co., Ltd.	110,800	1,045,911
	Nippon Kodoshi Corp.	5,300	122,788
	Nippon Koei Co., Ltd.	11,800	303,931
*	Nippon Koshuha Steel Co., Ltd.	6,600	21,866
	Nippon Light Metal Holdings Co., Ltd.	65,800	1,188,044
	Nippon Paper Industries Co., Ltd.	107,424	1,311,657
	Nippon Parking Development Co., Ltd., Class C	143,500	193,188
	Nippon Pillar Packing Co., Ltd.	23,300	371,077
	Nippon Piston Ring Co., Ltd.	5,800	52,272

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Road Co., Ltd. (The)	6,700	$463,644
	Nippon Sanso Holdings Corp.	25,000	481,928
	Nippon Seiki Co., Ltd.	44,400	544,289
	Nippon Seisen Co., Ltd.	3,500	126,191
*	Nippon Sharyo, Ltd.	6,500	153,307
*	Nippon Sheet Glass Co., Ltd.	20,500	91,456
	Nippon Shinyaku Co., Ltd.	1,300	95,704
	Nippon Shokubai Co., Ltd.	11,500	644,094
	Nippon Signal Co., Ltd.	17,000	151,396
	Nippon Soda Co., Ltd.	24,800	710,328
*	Nippon Steel Corp.	180,750	2,087,957
	Nippon Steel Trading Corp.	15,100	518,012
	Nippon Suisan Kaisha, Ltd.	277,600	1,159,165
	Nippon Systemware Co., Ltd.	8,700	173,325
	Nippon Thompson Co., Ltd.	76,800	351,235
	Nippon Yakin Kogyo Co., Ltd.	19,500	323,794
	Nippon Yusen K.K.	138,222	3,183,754
	Nipro Corp.	127,200	1,499,914
	Nishikawa Rubber Co., Ltd.	1,400	19,518
	Nishimatsu Construction Co., Ltd.	51,600	1,195,719
#	Nishimatsuya Chain Co., Ltd.	27,800	374,024
	Nishimoto Co., Ltd.	2,400	60,701
	Nishi-Nippon Financial Holdings, Inc.	120,100	722,013
	Nishi-Nippon Railroad Co., Ltd.	11,400	310,986
	Nishio Rent All Co., Ltd.	24,000	500,136
	Nissan Chemical Corp.	12,300	700,595
*	Nissan Motor Co., Ltd.	297,700	1,534,854
	Nissan Shatai Co., Ltd.	58,100	455,776
	Nissan Tokyo Sales Holdings Co., Ltd.	18,900	46,835
	Nissei ASB Machine Co., Ltd.	4,200	230,809
	Nissei Plastic Industrial Co., Ltd.	12,600	105,496
	Nissha Co., Ltd.	42,500	547,435
	Nisshin Group Holdings Co., Ltd.	25,100	98,972
	Nisshin Oillio Group, Ltd. (The)	23,700	690,241
	Nisshin Seifun Group, Inc.	10,700	180,102
	Nisshinbo Holdings, Inc.	166,238	1,236,478
	Nissin Corp.	9,200	109,554
	Nissin Electric Co., Ltd.	37,100	487,877
	Nissin Foods Holdings Co., Ltd.	2,600	224,728
	Nissin Sugar Co., Ltd.	12,200	216,793
	Nisso Corp.	21,600	165,499
	Nissui Pharmaceutical Co., Ltd.	8,900	84,590
	Nitta Corp.	19,700	414,510
	Nitta Gelatin, Inc.	12,000	76,402
	Nittan Valve Co., Ltd.	20,800	43,092
	Nittetsu Mining Co., Ltd.	4,600	242,538
	Nitto Denko Corp.	10,500	951,746
	Nitto Fuji Flour Milling Co., Ltd.	1,100	70,475
	Nitto Kogyo Corp.	22,900	446,808
	Nitto Kohki Co., Ltd.	8,600	139,634
	Nitto Seiko Co., Ltd.	27,700	119,037
	Nittoc Construction Co., Ltd.	27,600	201,609
	NJS Co., Ltd.	5,300	99,955
	Noda Corp.	10,400	67,790
#	Noevir Holdings Co., Ltd.	6,800	299,130
	NOF Corp.	7,000	336,381
	Nohmi Bosai, Ltd.	12,700	268,320
	Nojima Corp.	25,500	651,227
	NOK Corp.	55,300	721,601

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Co., Ltd.	57,000	$413,383
	Nomura Holdings, Inc.	302,700	1,601,600
#	Nomura Holdings, Inc., Sponsored ADR	13,920	74,611
	Nomura Micro Science Co., Ltd.	1,800	57,758
	Nomura Real Estate Holdings, Inc.	87,800	1,961,092
	Noritake Co., Ltd.	10,700	332,213
	Noritsu Koki Co., Ltd.	21,100	424,938
	Noritz Corp.	24,700	354,236
	North Pacific Bank, Ltd.	289,100	585,211
	Nozawa Corp.	6,200	40,192
	NS Solutions Corp.	9,800	314,824
	NS Tool Co., Ltd.	1,300	33,094
	NS United Kaiun Kaisha, Ltd.	9,900	133,963
	NSD Co., Ltd.	28,480	545,168
	NSK, Ltd.	82,000	743,472
*	NTN Corp.	376,500	994,461
	NTT Data Corp.	26,500	380,570
*	OAK Capital Corp.	40,800	36,183
	Obara Group, Inc.	8,300	319,453
	Obayashi Corp.	289,800	2,427,424
	OBIC Business Consultants Co., Ltd.	900	57,314
#	Oenon Holdings, Inc.	45,000	163,846
	Ogaki Kyoritsu Bank, Ltd. (The)	35,500	671,364
	Ohara, Inc.	3,100	52,296
#	Ohashi Technica, Inc.	10,800	137,712
	Ohmoto Gumi Co., Ltd.	700	33,757
	Ohsho Food Service Corp.	4,000	223,342
#	OIE Sangyo Co., Ltd.	1,187	14,448
	Oiles Corp.	25,016	389,921
	Oita Bank, Ltd. (The)	13,700	263,446
	Oji Holdings Corp.	387,200	2,340,835
	Okabe Co., Ltd.	33,600	248,404
	Okamoto Industries, Inc.	5,700	210,433
	Okamoto Machine Tool Works, Ltd.	3,700	99,825
	Okamura Corp.	63,800	559,924
	Okasan Securities Group, Inc.	125,100	450,173
	Oki Electric Industry Co., Ltd.	90,200	942,302
	Okinawa Cellular Telephone Co.	8,100	361,667
	Okinawa Electric Power Co., Inc. (The)	11,152	150,184
	OKUMA Corp.	19,100	1,146,745
	Okumura Corp.	22,400	558,302
	Okura Industrial Co., Ltd.	4,500	79,844
	Okuwa Co., Ltd.	19,500	235,795
#	Olympic Group Corp.	7,700	65,585
	Omron Corp.	2,900	256,930
	Ono Pharmaceutical Co., Ltd.	7,700	229,838
	ONO Sokki Co., Ltd.	8,300	42,408
	Onoken Co., Ltd.	10,800	124,975
	Onward Holdings Co., Ltd.	91,300	213,523
	Open House Co., Ltd.	15,300	615,871
	Optex Group Co., Ltd.	12,400	228,903
*	Optim Corp.	7,600	228,010
	Optorun Co., Ltd.	9,600	226,603
	Oracle Corp.	1,000	117,818
	Organo Corp.	6,600	438,557
	Orient Corp.	246,500	280,379
	Origin Co., Ltd.	4,200	54,036
	ORIX Corp.	171,000	2,743,847
#	Oro Co., Ltd.	3,600	128,602

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Osaka Organic Chemical Industry, Ltd.	12,000	$412,596
	Osaka Soda Co., Ltd.	9,200	222,958
	Osaka Steel Co., Ltd.	11,000	126,354
	OSAKA Titanium Technologies Co., Ltd.	2,500	19,126
	Osaki Electric Co., Ltd.	26,500	146,380
	OSG Corp.	63,900	1,150,865
	OSJB Holdings Corp.	119,700	298,177
	Otsuka Corp.	8,400	422,948
	Otsuka Holdings Co., Ltd.	16,700	713,113
	OUG Holdings, Inc.	2,000	53,953
	Outsourcing, Inc.	112,600	1,411,504
	Oyo Corp.	14,100	170,562
	Pacific Industrial Co., Ltd.	50,600	530,676
	Pacific Metals Co., Ltd.	19,499	401,883
	Pack Corp. (The)	5,800	141,113
	PAL GROUP Holdings Co., Ltd.	18,300	263,429
	PALTAC Corp.	4,550	236,436
	Paltek Corp.	7,400	34,493
	Pan Pacific International Holdings Corp.	18,800	422,169
	Panasonic Corp.	161,523	2,096,929
	Panasonic Corp., Sponsored ADR	26,580	348,198
	Paraca, Inc.	3,600	55,013
	Paramount Bed Holdings Co., Ltd.	9,900	433,576
	Paris Miki Holdings, Inc.	24,000	69,554
*	Park24 Co., Ltd.	15,800	300,096
	Parker Corp.	8,500	38,350
#	Pasco Corp.	2,600	33,521
	Pasona Group, Inc.	27,400	492,306
	PC Depot Corp.	26,500	139,357
	PCA Corp.	2,400	105,828
	Pegasus Sewing Machine Manufacturing Co., Ltd.	14,400	48,399
	Penta-Ocean Construction Co., Ltd.	252,600	2,069,606
*	PeptiDream, Inc.	2,800	163,464
	Persol Holdings Co., Ltd.	53,600	1,005,304
*	Phil Co., Inc.	1,400	24,917
	Pickles Corp.	4,300	149,955
	Pigeon Corp.	8,400	377,958
	Pilot Corp.	12,400	356,592
	Piolax, Inc.	32,600	474,459
	Plenus Co., Ltd.	2,200	42,038
	Pola Orbis Holdings, Inc.	8,500	170,163
	Poletowin Pitcrew Holdings, Inc.	21,400	237,358
*	PR Times, Inc.	900	32,122
	Premium Group Co., Ltd.	9,200	209,561
	Press Kogyo Co., Ltd.	94,800	277,903
	Pressance Corp.	12,700	178,738
	Prestige International, Inc.	39,100	344,478
	Prima Meat Packers, Ltd.	24,200	755,663
	Pronexus, Inc.	7,400	74,686
*	Prored Partners Co., Ltd.	2,600	88,263
	Prospect Co., Ltd.	441,000	134,223
	Proto Corp.	23,700	232,854
	PS Mitsubishi Construction Co., Ltd.	36,800	211,985
	Punch Industry Co., Ltd.	15,000	58,949
*	QB Net Holdings Co., Ltd.	8,300	108,903
	Qol Holdings Co., Ltd.	20,500	224,681
	Quick Co., Ltd.	5,300	57,883
	Raccoon Holdings, Inc.	7,100	130,269
	Raito Kogyo Co., Ltd.	26,400	430,550

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raiznext Corp.	22,600	$249,744
#	Rakus Co., Ltd.	24,200	438,360
*	RareJob, Inc.	1,900	42,070
	Rasa Corp.	5,700	48,767
	Rasa Industries, Ltd.	6,400	143,439
	Raysum Co., Ltd.	14,300	124,584
	Relia, Inc.	33,600	461,055
	Relo Group, Inc.	24,300	604,597
	Renaissance, Inc.	10,500	93,866
*	Renesas Electronics Corp.	121,200	1,383,066
	Rengo Co., Ltd.	196,300	1,632,671
*	RENOVA, Inc.	10,800	383,299
	Resona Holdings, Inc.	468,800	1,627,379
	Resorttrust, Inc.	53,400	755,999
	Restar Holdings Corp.	11,400	227,570
	Retail Partners Co., Ltd.	8,800	110,963
	Rheon Automatic Machinery Co., Ltd.	13,100	144,362
	Rhythm Co., Ltd.	5,400	36,576
#	Riberesute Corp.	7,200	50,014
	Ricoh Co., Ltd.	174,700	1,324,565
	Ricoh Leasing Co., Ltd.	18,800	553,855
*	Right On Co., Ltd.	6,100	35,769
	Riken Corp.	7,100	139,875
	Riken Keiki Co., Ltd.	6,500	186,024
	Riken Technos Corp.	35,100	152,207
	Riken Vitamin Co., Ltd.	10,000	130,690
	Rinnai Corp.	1,400	146,228
	Rion Co., Ltd.	5,500	169,127
	Riso Kagaku Corp.	12,900	170,548
	Riso Kyoiku Co., Ltd.	76,100	231,535
	Rock Field Co., Ltd.	9,100	133,751
	Rohm Co., Ltd.	4,300	436,290
	Rohto Pharmaceutical Co., Ltd.	9,400	275,325
	Rokko Butter Co., Ltd.	8,600	150,310
	Roland DG Corp.	13,700	225,339
	Rorze Corp.	9,300	687,844
	Round One Corp.	65,000	566,195
*	Royal Holdings Co., Ltd.	13,800	244,670
#*	Rozetta Corp.	4,500	85,215
	RS Technologies Co., Ltd.	1,700	100,733
*	Ryobi, Ltd.	22,700	259,969
	Ryoden Corp.	16,900	260,218
	Ryohin Keikaku Co., Ltd.	56,300	1,346,179
	Ryosan Co., Ltd.	21,700	482,233
	S Foods, Inc.	12,200	405,664
	S&B Foods, Inc.	2,600	120,282
	Sac's Bar Holdings, Inc.	14,850	79,011
	Saibu Gas Co., Ltd.	9,000	247,900
	Saizeriya Co., Ltd.	8,300	169,398
	Sakai Chemical Industry Co., Ltd.	10,500	204,431
	Sakai Heavy Industries, Ltd.	3,400	69,628
	Sakai Moving Service Co., Ltd.	5,700	264,855
	Sakai Ovex Co., Ltd.	3,400	70,961
	Sakata INX Corp.	46,600	471,110
	Sakura Internet, Inc.	14,000	95,607
	Sala Corp.	44,000	239,391
	SAMTY Co., Ltd.	23,300	359,665
	San Holdings, Inc.	8,400	93,314
	San ju San Financial Group, Inc.	13,460	160,857

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San-A Co., Ltd.	3,200	$124,147
	San-Ai Oil Co., Ltd.	62,600	643,555
#*	Sanden Holdings Corp.	12,600	48,151
	Sanei Architecture Planning Co., Ltd.	7,900	132,144
	Sangetsu Corp.	18,500	276,271
	San-In Godo Bank, Ltd. (The)	155,000	701,899
#*	Sanix, Inc.	35,600	110,223
	Sanken Electric Co., Ltd.	26,500	1,091,778
	Sanki Engineering Co., Ltd.	41,700	495,535
	Sanko Gosei, Ltd.	22,300	90,269
	Sanko Metal Industrial Co., Ltd.	1,700	44,752
	Sankyo Co., Ltd.	10,200	291,341
	Sankyo Frontier Co., Ltd.	1,300	48,458
	Sankyo Seiko Co., Ltd.	35,800	158,214
	Sankyo Tateyama, Inc.	22,900	175,637
	Sankyu, Inc.	25,500	960,116
#	Sanoh Industrial Co., Ltd.	35,200	293,431
	Sanoyas Holdings Corp.	14,700	22,060
	Sansei Technologies, Inc.	6,200	35,854
	Sansha Electric Manufacturing Co., Ltd.	10,000	86,218
	Sanshin Electronics Co., Ltd.	9,400	165,816
	Santec Corp.	1,200	21,745
	Santen Pharmaceutical Co., Ltd.	15,400	254,698
	Sanwa Holdings Corp.	160,900	1,834,366
	Sanyo Chemical Industries, Ltd.	11,500	576,468
	Sanyo Denki Co., Ltd.	8,000	479,642
	Sanyo Electric Railway Co., Ltd.	5,100	98,066
	Sanyo Engineering & Construction, Inc.	4,000	29,757
	Sanyo Shokai, Ltd.	7,237	42,978
*	Sanyo Special Steel Co., Ltd.	20,300	283,459
	Sanyo Trading Co., Ltd.	25,100	233,309
	Sapporo Holdings, Ltd.	53,500	1,037,951
	Sata Construction Co., Ltd.	11,300	47,491
	Sato Holdings Corp.	17,000	354,914
	Sato Shoji Corp.	13,300	115,932
#	Satori Electric Co., Ltd.	8,800	63,325
	Sawada Holdings Co., Ltd.	21,400	189,846
	Sawai Pharmaceutical Co., Ltd.	14,400	658,268
*	Saxa Holdings, Inc.	4,800	65,034
	SB Technology Corp.	4,600	135,165
	SBI Holdings, Inc.	26,650	665,296
*	SBI Insurance Group Co., Ltd.	2,100	27,500
	SBS Holdings, Inc.	18,600	426,845
	Scala, Inc.	13,400	103,021
	SCREEN Holdings Co., Ltd.	8,000	617,027
#	Scroll Corp.	25,900	203,858
	SCSK Corp.	2,855	158,789
#	SEC Carbon, Ltd.	2,100	137,126
	Secom Co., Ltd.	4,100	371,497
	Secom Joshinetsu Co., Ltd.	1,260	45,477
	Sega Sammy Holdings, Inc.	33,200	528,776
	Seibu Holdings, Inc.	61,500	564,772
	Seika Corp.	7,000	90,138
	Seikagaku Corp.	25,700	251,623
	Seikitokyu Kogyo Co., Ltd.	26,000	199,694
	Seiko Epson Corp.	96,200	1,638,757
	Seiko Holdings Corp.	23,800	319,888
#	Seikoh Giken Co., Ltd.	2,100	52,807
	Seino Holdings Co., Ltd.	80,000	1,036,380

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiren Co., Ltd.	35,000	$530,167
	Sekisui Chemical Co., Ltd.	48,200	869,344
	Sekisui House, Ltd.	27,840	537,881
	Sekisui Jushi Corp.	13,500	260,692
	Sekisui Kasei Co., Ltd.	18,900	96,275
	Senko Group Holdings Co., Ltd.	99,500	924,556
	Senshu Electric Co., Ltd.	6,700	197,682
	Senshu Ikeda Holdings, Inc.	197,440	280,820
#*	Senshukai Co., Ltd.	23,300	69,982
#	SERAKU Co., Ltd.	4,500	76,070
	Seria Co., Ltd.	11,600	403,924
	Seven & I Holdings Co., Ltd.	57,000	2,176,717
	Seven Bank, Ltd.	223,300	491,943
	SG Holdings Co., Ltd.	11,000	281,959
	Sharp Corp.	27,800	577,459
	Shibaura Electronics Co., Ltd.	6,000	175,144
	Shibaura Machine Co., Ltd.	15,300	367,483
	Shibaura Mechatronics Corp.	4,700	239,106
	Shibusawa Warehouse Co., Ltd. (The)	9,500	194,611
	Shibuya Corp.	8,300	273,718
	Shiga Bank, Ltd. (The)	41,222	753,938
	Shikibo, Ltd.	9,100	87,152
	Shikoku Bank, Ltd. (The)	31,700	200,902
	Shikoku Chemicals Corp.	29,500	336,943
	Shikoku Electric Power Co., Inc.	40,900	278,529
	Shima Seiki Manufacturing, Ltd.	28,700	565,869
	Shimadzu Corp.	10,800	412,897
	Shimamura Co., Ltd.	4,500	499,764
	Shimizu Bank, Ltd. (The)	12,300	196,406
	Shimizu Corp.	148,400	1,045,369
	Shimojima Co., Ltd.	3,900	50,427
	Shin Nippon Air Technologies Co., Ltd.	9,800	197,519
	Shin Nippon Biomedical Laboratories, Ltd.	12,200	82,245
	Shinagawa Refractories Co., Ltd.	4,300	109,687
	Shindengen Electric Manufacturing Co., Ltd.	6,200	159,014
	Shin-Etsu Chemical Co., Ltd.	11,300	1,967,089
	Shin-Etsu Polymer Co., Ltd.	47,100	438,356
	Shin-Keisei Electric Railway Co., Ltd.	1,900	40,300
	Shinki Bus Co., Ltd.	400	11,386
	Shinko Electric Industries Co., Ltd.	20,700	520,351
	Shinko Shoji Co., Ltd.	30,300	221,683
	Shinmaywa Industries, Ltd.	33,000	286,224
	Shinnihon Corp.	20,800	166,331
	Shinoken Group Co., Ltd.	29,900	329,505
	Shinsei Bank, Ltd.	95,200	1,166,965
	Shinsho Corp.	4,800	81,363
	Shinwa Co., Ltd.	5,300	105,915
	Shinwa Co., Ltd.	3,900	25,896
	Shionogi & Co., Ltd.	7,100	385,459
	Ship Healthcare Holdings, Inc.	14,200	817,016
	Shizuki Electric Co., Inc.	12,600	70,024
	Shizuoka Bank, Ltd. (The)	92,100	669,516
	Shizuoka Gas Co., Ltd.	51,900	470,715
*	Shobunsha Holdings, Inc.	10,700	48,650
	Shoei Co., Ltd.	13,000	529,761
	Shoei Foods Corp.	6,600	234,987
	Shofu, Inc.	7,700	137,770
*	Shoko Co., Ltd.	4,400	26,709
	Showa Denko K.K.	95,500	2,278,411

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Showa Sangyo Co., Ltd.	8,900	$262,609
	Sigma Koki Co., Ltd.	3,400	43,824
#	SIGMAXYZ, Inc.	10,900	172,629
	Siix Corp.	26,500	388,540
*	Silver Life Co., Ltd.	600	11,783
	Sinanen Holdings Co., Ltd.	8,100	226,799
	Sinfonia Technology Co., Ltd.	26,300	360,519
	Sinko Industries, Ltd.	20,300	353,644
	Sintokogio, Ltd.	31,500	215,961
	SK-Electronics Co., Ltd.	9,900	120,202
	SKY Perfect JSAT Holdings, Inc.	115,900	509,031
#*	Skylark Holdings Co., Ltd.	51,700	849,343
	SMC Corp.	900	544,646
	SMK Corp.	2,800	79,954
	SMS Co., Ltd.	18,400	682,743
	Snow Peak, Inc.	5,100	86,904
	SNT Corp.	33,600	64,913
	Soda Nikka Co., Ltd.	8,500	42,477
	Sodick Co., Ltd.	33,100	296,020
	Soft99 Corp.	6,500	75,037
	SoftBank Group Corp.	82,100	6,360,532
	Softcreate Holdings Corp.	1,000	25,036
	Software Service, Inc.	1,300	137,148
	Sohgo Security Services Co., Ltd.	5,200	255,880
	Soiken Holdings, Inc.	10,600	63,562
	Sojitz Corp.	706,200	1,634,801
	Soken Chemical & Engineering Co., Ltd.	4,800	86,590
	Solasto Corp.	19,900	301,295
	Soliton Systems K.K.	3,800	62,118
	Solxyz Co., Ltd.	1,500	13,301
	Sompo Holdings, Inc.	19,450	776,683
	Sony Corp.	26,100	2,498,099
#	Sony Corp., Sponsored ADR	54,920	5,256,393
	Sotetsu Holdings, Inc.	8,200	192,443
	Sotoh Co., Ltd.	4,900	38,083
	Space Co., Ltd.	7,900	58,345
	Space Value Holdings Co., Ltd.	35,400	228,845
	Sparx Group Co., Ltd.	70,200	199,225
	SPK Corp.	4,364	52,026
	S-Pool, Inc.	36,200	331,542
	Square Enix Holdings Co., Ltd.	5,100	293,268
	SRA Holdings	7,400	177,654
	ST Corp.	3,600	68,954
	St Marc Holdings Co., Ltd.	16,300	226,115
	Stanley Electric Co., Ltd.	9,400	294,056
	Star Mica Holdings Co., Ltd.	2,800	29,628
	Star Micronics Co., Ltd.	23,000	348,505
	Starts Corp., Inc.	25,700	661,480
	Starzen Co., Ltd.	6,000	241,820
	St-Care Holding Corp.	2,700	24,275
	Stella Chemifa Corp.	8,600	283,843
	Step Co., Ltd.	5,900	86,572
	Strike Co., Ltd.	3,900	167,305
	Studio Alice Co., Ltd.	7,700	148,695
	Subaru Corp.	34,100	655,069
#	Subaru Enterprise Co., Ltd.	2,000	158,596
	Sugi Holdings Co., Ltd.	5,600	368,015
	Sugimoto & Co., Ltd.	7,500	164,076
	SUMCO Corp.	94,700	1,997,038

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumida Corp.	29,300	$271,009
	Suminoe Textile Co., Ltd.	2,800	53,984
	Sumiseki Holdings, Inc.	38,800	41,130
	Sumitomo Bakelite Co., Ltd.	34,000	1,219,504
	Sumitomo Chemical Co., Ltd.	116,200	546,999
	Sumitomo Corp.	107,300	1,424,359
	Sumitomo Dainippon Pharma Co., Ltd.	19,700	320,246
	Sumitomo Densetsu Co., Ltd.	9,000	221,877
	Sumitomo Electric Industries, Ltd.	243,700	3,253,032
	Sumitomo Forestry Co., Ltd.	102,500	1,985,003
	Sumitomo Heavy Industries, Ltd.	80,100	2,228,985
	Sumitomo Metal Mining Co., Ltd.	16,200	702,400
	Sumitomo Mitsui Construction Co., Ltd.	187,560	780,560
	Sumitomo Mitsui Financial Group, Inc.	104,441	3,244,807
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR, Sponsored ADR	100,020	621,124
	Sumitomo Mitsui Trust Holdings, Inc.	31,400	939,417
	Sumitomo Osaka Cement Co., Ltd.	34,000	1,028,491
*	Sumitomo Precision Products Co., Ltd.	3,700	68,562
	Sumitomo Realty & Development Co., Ltd.	6,600	199,226
	Sumitomo Riko Co., Ltd.	36,600	204,663
	Sumitomo Rubber Industries, Ltd.	146,953	1,352,406
	Sumitomo Seika Chemicals Co., Ltd.	9,600	394,277
	Sumitomo Warehouse Co., Ltd. (The)	61,600	750,991
	Sun Frontier Fudousan Co., Ltd.	49,500	416,766
	Suncall Corp.	17,300	78,149
	Sundrug Co., Ltd.	6,500	257,881
	Suntory Beverage & Food, Ltd.	12,100	422,680
	Sun-Wa Technos Corp.	8,900	88,380
	Suruga Bank, Ltd.	54,500	160,266
	Sushiro Global Holdings, Ltd.	6,800	232,618
	Suzuken Co., Ltd.	13,360	517,417
	Suzuki Co., Ltd.	7,300	78,141
	Suzuki Motor Corp.	24,000	1,083,074
	SWCC Showa Holdings Co., Ltd.	51,900	805,636
	System Information Co., Ltd.	5,700	61,474
	System Research Co., Ltd.	1,100	18,094
	Systems Engineering Consultants Co., Ltd.	800	21,079
	Systena Corp.	31,000	584,008
	Syuppin Co., Ltd.	18,300	161,966
	T Hasegawa Co., Ltd.	14,400	278,547
	T RAD Co., Ltd.	5,900	76,443
	T&D Holdings, Inc.	126,600	1,475,374
	T&K Toka Co., Ltd.	17,100	137,722
	Tachibana Eletech Co., Ltd.	18,120	274,215
#	Tachikawa Corp.	10,200	123,607
	Tachi-S Co., Ltd.	33,100	337,644
	Tadano, Ltd.	98,000	956,126
	Taihei Dengyo Kaisha, Ltd.	15,700	368,585
	Taiheiyo Cement Corp.	111,067	2,765,250
	Taiheiyo Kouhatsu, Inc.	6,300	37,563
	Taiho Kogyo Co., Ltd.	16,200	109,983
	Taikisha, Ltd.	15,500	413,317
	Taiko Bank, Ltd. (The)	5,600	69,165
#	Taiko Pharmaceutical Co., Ltd.	5,500	83,503
	Taisei Corp.	41,300	1,338,001
	Taisei Lamick Co., Ltd.	4,500	122,384
	Taisei Oncho Co., Ltd.	600	11,466
	Taisho Pharmaceutical Holdings Co., Ltd.	8,500	555,895
	Taiyo Holdings Co., Ltd.	4,700	279,758

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Yuden Co., Ltd.	27,500	$1,613,172
	Takachiho Koheki Co., Ltd.	5,500	62,075
	Takamatsu Construction Group Co., Ltd.	11,900	232,799
#	Takamatsu Machinery Co., Ltd.	4,100	26,241
	Takamiya Co., Ltd.	15,500	81,636
	Takano Co., Ltd.	4,800	27,162
	Takaoka Toko Co., Ltd.	8,664	125,552
	Takara & Co., Ltd.	1,400	22,791
	Takara Holdings, Inc.	25,600	298,424
	Takara Leben Co., Ltd.	94,700	285,495
	Takara Standard Co., Ltd.	33,000	461,377
	Takasago International Corp.	14,800	365,757
	Takasago Thermal Engineering Co., Ltd.	29,000	437,901
	Takashima & Co., Ltd.	2,500	39,697
#	Takashimaya Co., Ltd.	69,400	658,955
	Take And Give Needs Co., Ltd.	10,270	56,116
	TAKEBISHI Corp.	5,800	88,110
#	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	17,126	301,926
	Takeda Pharmaceutical Co., Ltd.	55,152	1,939,674
	Takeei Corp.	23,500	295,395
	Takemoto Yohki Co., Ltd.	4,100	35,785
	Takeuchi Manufacturing Co., Ltd.	24,100	548,752
	Takihyo Co., Ltd.	2,800	50,264
	Takisawa Machine Tool Co., Ltd.	5,000	47,674
	Takuma Co., Ltd.	28,400	599,225
	Tama Home Co., Ltd.	14,600	267,901
#	Tamagawa Holdings Co., Ltd.	1,800	36,500
	Tamron Co., Ltd.	12,100	235,765
	Tamura Corp.	80,800	433,562
	Tanabe Engineering Corp.	3,100	24,172
#	Tanseisha Co., Ltd.	44,250	309,271
	Taoka Chemical Co., Ltd.	400	56,754
	Tatsuta Electric Wire and Cable Co., Ltd.	47,200	308,997
	Tayca Corp.	14,400	203,327
	Tazmo Co., Ltd.	1,300	17,859
	Tbk Co., Ltd.	14,600	61,115
	TBS Holdings, Inc.	22,000	428,554
	TDC Soft, Inc.	9,500	87,327
	TDK Corp.	11,200	1,810,949
	TechMatrix Corp.	20,800	378,673
	Techno Medica Co., Ltd.	1,800	26,804
	Techno Ryowa, Ltd.	7,000	58,729
	Techno Smart Corp.	8,600	82,292
	TechnoPro Holdings, Inc.	8,900	677,670
	Teijin, Ltd.	161,100	2,947,239
	Teikoku Electric Manufacturing Co., Ltd.	6,300	73,028
	Teikoku Sen-I Co., Ltd.	7,700	167,574
	Teikoku Tsushin Kogyo Co., Ltd.	5,200	53,685
	Tekken Corp.	9,600	169,984
	Tenma Corp.	16,800	342,119
	Tenox Corp.	2,700	22,171
	Tenpos Holdings Co., Ltd.	2,200	43,240
	Teraoka Seisakusho Co., Ltd.	8,000	29,679
	T-Gaia Corp.	10,700	199,751
	THK Co., Ltd.	16,100	511,590
#	Tigers Polymer Corp.	8,200	31,429
	TIS, Inc.	33,000	733,810
	TKC Corp.	4,800	315,834
	Toa Corp.	15,200	123,247

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Toa Corp.	19,500	$381,363
	Toa Oil Co., Ltd.	6,600	177,164
	TOA ROAD Corp.	4,400	156,083
	Toabo Corp.	3,800	16,998
	Toagosei Co., Ltd.	94,000	996,145
	Tobishima Corp.	22,550	225,790
	TOC Co., Ltd.	40,000	275,247
	Tocalo Co., Ltd.	57,300	780,781
	Tochigi Bank, Ltd. (The)	110,900	180,133
	Toda Corp.	144,700	1,021,077
*	Toda Kogyo Corp.	3,100	64,692
	Toei Animation Co., Ltd.	3,400	331,093
	Toei Co., Ltd.	1,000	181,948
	Toell Co., Ltd.	1,700	13,735
	Toenec Corp.	6,900	242,155
	Togami Electric Manufacturing Co., Ltd.	2,000	31,905
	Toho Bank, Ltd. (The)	187,500	365,049
	Toho Co., Ltd.	2,100	81,343
#	Toho Co., Ltd.	5,000	90,108
	Toho Gas Co., Ltd.	4,600	270,416
	Toho Holdings Co., Ltd.	52,300	984,915
	Toho Titanium Co., Ltd.	31,400	256,754
*	Toho Zinc Co., Ltd.	10,500	217,854
	Tohoku Bank, Ltd. (The)	7,400	78,461
	Tohoku Steel Co., Ltd.	1,900	27,198
	Tohokushinsha Film Corp.	11,900	73,715
	Tokai Carbon Co., Ltd.	86,800	1,252,995
	Tokai Corp.	10,600	203,050
	TOKAI Holdings Corp.	56,600	526,832
	Tokai Lease Co., Ltd.	500	6,735
	Tokai Rika Co., Ltd.	57,600	943,833
	Tokai Tokyo Financial Holdings, Inc.	213,500	631,586
	Token Corp.	3,020	234,590
	Tokio Marine Holdings, Inc.	7,116	349,544
	Tokushu Tokai Paper Co., Ltd.	6,700	293,618
	Tokuyama Corp.	60,700	1,515,121
*	Tokyo Base Co., Ltd.	4,700	21,255
	Tokyo Century Corp.	13,000	1,055,275
	Tokyo Electron Device, Ltd.	5,300	173,385
	Tokyo Energy & Systems, Inc.	20,900	188,007
	Tokyo Individualized Educational Institute, Inc.	13,000	83,900
	Tokyo Keiki, Inc.	8,400	74,938
	Tokyo Kiraboshi Financial Group, Inc.	25,687	269,319
	Tokyo Ohka Kogyo Co., Ltd.	3,300	221,745
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,100	21,775
	Tokyo Radiator Manufacturing Co., Ltd.	4,000	19,651
#	Tokyo Rakutenchi Co., Ltd.	1,300	53,422
#*	Tokyo Rope Manufacturing Co., Ltd.	5,200	64,144
	Tokyo Sangyo Co., Ltd.	14,200	81,745
	Tokyo Seimitsu Co., Ltd.	12,300	568,710
#	Tokyo Steel Manufacturing Co., Ltd.	102,900	725,841
	Tokyo Tatemono Co., Ltd.	131,900	1,780,714
	Tokyo Tekko Co., Ltd.	7,900	150,203
	Tokyo Theatres Co., Inc.	7,000	84,766
	Tokyotokeiba Co., Ltd.	3,700	153,303
	Tokyu Construction Co., Ltd.	97,730	488,643
	Tokyu Fudosan Holdings Corp.	330,382	1,866,880
	Tokyu Recreation Co., Ltd.	1,971	88,143
	Toli Corp.	35,000	80,920

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tomato Bank, Ltd.	6,200	$61,165
	Tomen Devices Corp.	2,100	76,637
#	Tomoe Corp.	20,300	75,341
	Tomoe Engineering Co., Ltd.	6,200	120,109
	Tomoku Co., Ltd.	8,000	138,735
	TOMONY Holdings, Inc.	159,100	458,074
	Tomy Co., Ltd.	85,900	738,994
	Tonami Holdings Co., Ltd.	4,600	237,951
	Topcon Corp.	79,300	958,326
	Toppan Forms Co., Ltd.	51,300	528,916
	Toppan Printing Co., Ltd.	56,900	809,234
	Topre Corp.	38,100	527,798
*	Topy Industries, Ltd.	12,700	153,814
	Toray Industries, Inc.	459,600	2,998,761
	Torex Semiconductor, Ltd.	6,100	82,602
	Toridoll Holdings Corp.	25,200	370,178
	Torigoe Co., Ltd. (The)	13,900	111,795
	Torii Pharmaceutical Co., Ltd.	10,300	317,790
	Torishima Pump Manufacturing Co., Ltd.	14,500	120,939
	Tosei Corp.	20,300	200,612
	Toshiba Corp.	17,000	555,155
	Toshiba TEC Corp.	15,800	587,100
	Tosho Co., Ltd.	20,000	294,870
	Tosoh Corp.	92,800	1,591,306
#	Totech Corp.	2,400	62,870
	Totetsu Kogyo Co., Ltd.	12,070	309,887
	TOTO, Ltd.	7,499	415,339
	Tottori Bank, Ltd. (The)	6,400	67,883
	Toukei Computer Co., Ltd.	1,100	41,289
	Tow Co., Ltd.	23,400	60,326
	Towa Bank, Ltd. (The)	31,800	201,197
	Towa Corp.	7,600	139,951
	Towa Pharmaceutical Co., Ltd.	13,700	274,238
	Toyo Construction Co., Ltd.	84,800	417,165
	Toyo Corp.	22,900	247,332
	Toyo Denki Seizo K.K.	4,800	52,914
*	Toyo Engineering Corp.	33,799	140,864
	Toyo Gosei Co., Ltd.	2,700	331,749
	Toyo Ink SC Holdings Co., Ltd.	29,500	518,174
	Toyo Kanetsu K.K.	6,600	151,566
	Toyo Machinery & Metal Co., Ltd.	12,000	50,027
	Toyo Securities Co., Ltd.	47,300	58,839
	Toyo Seikan Group Holdings, Ltd.	86,800	930,219
	Toyo Sugar Refining Co., Ltd.	800	9,307
	Toyo Suisan Kaisha, Ltd.	2,100	103,350
	Toyo Tanso Co., Ltd.	13,800	254,259
	Toyo Tire Corp.	112,700	1,711,633
	Toyo Wharf & Warehouse Co., Ltd.	3,700	49,100
	Toyobo Co., Ltd.	91,000	1,142,149
	Toyoda Gosei Co., Ltd.	41,300	1,092,261
	Toyota Boshoku Corp.	59,900	968,478
	Toyota Industries Corp.	14,800	1,165,805
#	Toyota Motor Corp., Sponsored ADR	34,806	4,890,939
	Toyota Motor Corp.	86,018	6,032,943
	Toyota Tsusho Corp.	29,600	1,156,163
	TPR Co., Ltd.	17,600	235,869
*	Traders Holdings Co., Ltd.	20,039	58,787
	Trancom Co., Ltd.	6,400	500,280
	Transaction Co., Ltd.	8,200	82,656

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Transcosmos, Inc.	9,300	$233,157
*	Trend Micro, Inc.	7,300	401,755
	Tri Chemical Laboratories, Inc.	12,000	495,170
	Trinity Industrial Corp.	1,800	12,267
#	Trusco Nakayama Corp.	18,800	486,646
	TS Tech Co., Ltd.	39,700	1,149,309
	TSI Holdings Co., Ltd.	57,105	137,037
	Tsubaki Nakashima Co., Ltd.	42,600	490,678
	Tsubakimoto Chain Co.	26,500	681,460
	Tsubakimoto Kogyo Co., Ltd.	2,900	97,477
*	Tsudakoma Corp.	2,500	21,070
	Tsugami Corp.	34,300	561,655
*	Tsukada Global Holdings, Inc.	11,700	31,198
	Tsukishima Kikai Co., Ltd.	28,100	362,851
	Tsukuba Bank, Ltd.	85,900	144,729
	Tsukui Holdings Corp.	40,200	215,860
	Tsumura & Co.	15,400	501,100
	Tsuruha Holdings, Inc.	2,200	292,139
	Tsurumi Manufacturing Co., Ltd.	12,100	212,548
	Tsutsumi Jewelry Co., Ltd.	3,900	68,066
	TV Asahi Holdings Corp.	21,600	416,468
	Tv Tokyo Holdings Corp.	11,900	270,757
	TYK Corp.	14,700	44,853
	UACJ Corp.	33,707	594,957
	Ube Industries, Ltd.	118,720	2,255,264
#	Ubicom Holdings, Inc.	1,300	40,359
	Uchida Yoko Co., Ltd.	8,200	328,305
	Ueki Corp.	1,800	46,784
	Ulvac, Inc.	25,700	1,161,407
*	Uniden Holdings Corp.	5,400	105,506
	UNIMAT Retirement Community Co., Ltd.	3,400	33,189
	Union Tool Co.	4,700	153,453
	Unipres Corp.	39,400	361,514
	United Arrows, Ltd.	17,100	257,860
#	United Super Markets Holdings, Inc.	36,500	396,866
	UNITED, Inc.	8,900	109,601
*	Unitika, Ltd.	53,100	193,767
*	Universal Entertainment Corp.	12,800	293,301
	Urbanet Corp. Co., Ltd.	16,300	39,979
	Usen-Next Holdings Co., Ltd.	4,200	73,927
	Ushio, Inc.	84,000	1,086,356
	USS Co., Ltd.	13,000	255,991
*	UT Group Co., Ltd.	11,700	358,821
	Utoc Corp.	7,500	33,624
#*	UUUM, CO., Ltd.	5,300	89,299
	V Technology Co., Ltd.	10,300	606,811
	Valor Holdings Co., Ltd.	43,700	1,033,972
	Valqua, Ltd.	12,400	242,796
	ValueCommerce Co., Ltd.	6,800	189,788
	V-Cube, Inc.	8,200	233,233
#*	Vector, Inc.	17,900	219,065
	Vertex Corp.	7,160	126,220
	VINX Corp.	1,300	14,448
*	Vision, Inc.	19,000	162,095
	Vital KSK Holdings, Inc.	43,800	333,127
	VT Holdings Co., Ltd.	80,900	327,099
	Wacoal Holdings Corp.	40,500	807,656
	Wacom Co., Ltd.	107,100	956,470
	Wakachiku Construction Co., Ltd.	9,500	111,612

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wakita & Co., Ltd.	37,200	$352,825
	Warabeya Nichiyo Holdings Co., Ltd.	14,500	225,687
#	Waseda Academy Co., Ltd.	1,100	10,300
	Watahan & Co., Ltd.	11,400	146,731
	Watts Co., Ltd.	2,400	19,562
	Wavelock Holdings Co., Ltd.	5,600	43,635
	WDB Holdings Co., Ltd.	4,000	99,706
	Weathernews, Inc.	2,800	128,811
	Welbe, Inc.	4,000	59,635
	Welcia Holdings Co., Ltd.	11,800	399,766
	West Holdings Corp.	16,370	686,034
	Will Group, Inc.	5,300	50,945
	WIN-Partners Co., Ltd.	6,800	71,452
	Wood One Co., Ltd.	5,300	51,929
	World Co., Ltd.	15,000	174,243
	World Holdings Co., Ltd.	7,600	137,615
	Wowow, Inc.	4,100	111,259
	Xebio Holdings Co., Ltd.	27,600	230,529
	YAC Holdings Co., Ltd.	6,500	61,169
*	Yachiyo Industry Co., Ltd.	5,900	34,182
	Yahagi Construction Co., Ltd.	24,500	199,618
	Yaizu Suisankagaku Industry Co., Ltd.	5,200	51,055
	Yakult Honsha Co., Ltd.	5,000	255,384
	YAKUODO Holdings Co., Ltd.	5,200	124,732
	YAMABIKO Corp.	33,200	406,514
	Yamada Holdings Co., Ltd.	93,608	477,198
	Yamagata Bank, Ltd. (The)	24,499	235,358
	Yamaguchi Financial Group, Inc.	199,300	1,133,332
	Yamaha Corp.	6,400	360,681
	Yamaha Motor Co., Ltd.	114,300	2,521,603
	Yamaichi Electronics Co., Ltd.	19,500	308,411
	YA-MAN, Ltd.	15,500	262,685
	Yamanashi Chuo Bank, Ltd. (The)	23,900	180,947
	Yamatane Corp.	9,400	122,660
	Yamato Corp.	10,100	67,711
	Yamato Holdings Co., Ltd.	8,900	220,816
	Yamato Kogyo Co., Ltd.	35,900	907,271
	Yamaya Corp.	2,600	53,790
	Yamazaki Baking Co., Ltd.	8,200	150,971
	Yamazen Corp.	45,300	424,540
	Yaoko Co., Ltd.	8,900	583,768
	Yashima Denki Co., Ltd.	11,200	104,346
	Yaskawa Electric Corp.	6,300	323,117
	Yasuda Logistics Corp.	13,600	120,991
	Yasunaga Corp.	6,200	70,778
	YE DIGITAL Corp.	2,400	17,136
	Yellow Hat, Ltd.	31,600	507,422
	Yodogawa Steel Works, Ltd.	21,500	418,196
	Yokogawa Bridge Holdings Corp.	20,500	381,080
	Yokogawa Electric Corp.	30,200	652,874
	Yokohama Reito Co., Ltd.	50,700	428,110
	Yokohama Rubber Co., Ltd. (The)	107,999	1,701,027
	Yokowo Co., Ltd.	11,600	358,575
	Yomeishu Seizo Co., Ltd.	6,100	109,261
	Yondenko Corp.	2,400	62,614
	Yondoshi Holdings, Inc.	7,200	131,559
	Yorozu Corp.	21,500	253,131
*	Yoshimura Food Holdings KK	1,300	10,532
	Yotai Refractories Co., Ltd.	12,200	99,842

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yuasa Funashoku Co., Ltd.	1,500	$42,420
	Yuasa Trading Co., Ltd.	17,800	556,545
	Yuken Kogyo Co., Ltd.	2,300	35,205
#	Yumeshin Holdings Co., Ltd.	33,200	226,179
	Yurtec Corp.	32,100	251,495
	Yushiro Chemical Industry Co., Ltd.	7,600	79,601
	Yutaka Giken Co., Ltd.	1,200	18,968
	Z Holdings Corp.	88,800	551,655
	Zaoh Co., Ltd.	3,100	39,967
	Zenitaka Corp. (The)	2,200	94,781
	Zenkoku Hosho Co., Ltd.	19,000	848,122
	Zenrin Co., Ltd.	23,800	279,896
	Zensho Holdings Co., Ltd.	14,850	410,788
	Zeon Corp.	60,400	969,724
	ZIGExN Co., Ltd.	21,300	77,306
	ZOZO, Inc.	14,100	394,843
	Zuiko Corp.	8,200	83,024
	Zuken, Inc.	900	23,404
TOTAL JAPAN			756,854,178
NETHERLANDS — (4.0%)
	Aalberts NV	90,035	4,064,496
*	ABN AMRO Bank NV	127,051	1,326,925
*	Accell Group NV	19,005	673,177
	Aegon NV	1,236,672	5,127,563
	Aegon NV	32,843	134,327
*	AFC Ajax NV	70	1,350
	Akzo Nobel NV	8,366	851,700
	AMG Advanced Metallurgical Group NV	19,117	605,403
	Amsterdam Commodities NV	19,115	473,290
#	APERAM SA	37,199	1,610,124
*	Arcadis NV	87,978	3,084,540
#*	ArcelorMittal SA	93,425	2,017,058
	ASM International NV	17,475	4,476,538
	ASML Holding NV	9,650	5,154,468
	ASR Nederland NV	149,446	5,793,148
*	Basic-Fit NV	25,729	881,194
	BE Semiconductor Industries NV	51,270	3,524,997
*	Boskalis Westminster	84,447	2,372,446
*	Brunel International NV	21,035	203,711
	Coca-Cola European Partners P.L.C.	54,642	2,541,757
	Corbion NV	49,866	2,912,150
	Euronext NV	23,689	2,551,228
	Flow Traders	41,273	1,581,424
	ForFarmers NV	43,098	277,388
*	Fugro NV	51,241	536,709
*	GrandVision NV	485	14,405
*	Heijmans NV	28,980	355,294
	Heineken NV	16,440	1,715,021
*	Hunter Douglas NV	3,204	251,398
	IMCD NV	27,283	3,385,931
*	ING Groep NV, Sponsored ADR	33,099	291,933
*	ING Groep NV	341,104	3,032,878
*	Intertrust NV	82,149	1,263,024
*	Just Eat Takeaway.com NV	1,432	164,230
*	Just Eat Takeaway.com NV	4,349	497,294
*	Kendrion NV	12,384	289,587
	Koninklijke Ahold Delhaize NV, Sponsored ADR	10,001	288,622
	Koninklijke Ahold Delhaize NV	437,995	12,572,439

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Koninklijke BAM Groep NV	262,891	$518,187
	Koninklijke DSM NV	20,474	3,579,125
	Koninklijke KPN NV	1,340,874	4,188,889
*	Koninklijke Philips NV	7,515	409,636
#*	Koninklijke Philips NV	39,881	2,165,134
	Koninklijke Vopak NV	61,770	3,126,344
	Nedap N.V.	3,190	189,791
	NN Group NV	73,306	3,053,306
*	OCI NV	20,131	417,666
	Ordina NV	115,800	404,228
*	PostNL NV	240,153	990,037
	Prosus N.V.	3,798	443,724
*	Randstad NV	113,894	7,115,846
	SBM Offshore NV	162,450	2,788,432
*	Signify NV	139,981	6,679,341
*	Sligro Food Group NV	17,157	381,210
#*	SNS NV	28,066	0
	Stellantis NV	684,296	10,391,963
#	Stellantis NV	314,906	4,796,018
	TKH Group NV	36,619	1,729,504
*	TomTom NV	60,902	708,400
*	Van Lanschot Kempen NV	12,014	298,836
	Wolters Kluwer NV	51,007	4,238,183
TOTAL NETHERLANDS			135,512,967
NEW ZEALAND — (0.6%)
*	a2 Milk Co., Ltd. (The)	62,288	513,687
*	Air New Zealand, Ltd.	498,312	565,897
	Arvida Group, Ltd.	197,394	253,127
*	Auckland International Airport, Ltd.	125,345	666,826
	Chorus, Ltd.	312,524	1,890,015
	Chorus, Ltd., ADR	462	13,629
#*	Comvita, Ltd.	15,006	34,438
	EBOS Group, Ltd.	41,635	853,013
*	Fletcher Building, Ltd.	425,397	1,890,844
*	Fletcher Building, Ltd.	3,803	16,650
#	Fonterra Co-operative Group, Ltd.	18,144	59,134
	Freightways, Ltd.	120,190	946,136
	Genesis Energy, Ltd.	76,057	213,327
#*	Gentrack Group, Ltd.	19,890	19,041
	Hallenstein Glasson Holdings, Ltd.	23,447	118,796
	Heartland Group Holdings, Ltd.	499,854	664,135
	Infratil, Ltd.	104,741	538,873
	Investore Property, Ltd.	51,879	84,003
*	Kathmandu Holdings, Ltd.	476,560	439,479
	Mainfreight, Ltd.	21,932	1,058,336
*	New Zealand Refining Co., Ltd. (The)	154,623	51,969
*	NZME, Ltd.	54,625	28,557
#	NZX, Ltd.	162,445	238,720
	Oceania Healthcare, Ltd.	372,868	421,045
	PGG Wrightson, Ltd.	5,415	12,818
#	Port of Tauranga, Ltd.	38,148	205,591
*	Pushpay Holdings, Ltd.	53,480	63,004
*	Restaurant Brands New Zealand, Ltd.	16,705	140,681
	Ryman Healthcare, Ltd.	24,967	277,359
#	Sanford, Ltd.	53,079	180,826
	Scales Corp., Ltd.	76,184	266,523
*	Serko, Ltd.	2,847	11,613
	Skellerup Holdings, Ltd.	116,409	324,506

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	SKY Network Television, Ltd.	1,530,994	$180,051
	SKYCITY Entertainment Group, Ltd.	527,832	1,150,032
	Spark New Zealand, Ltd.	254,801	874,821
*	Steel & Tube Holdings, Ltd.	101,052	65,349
	Summerset Group Holdings, Ltd.	234,882	2,041,289
*	Synlait Milk, Ltd.	20,369	69,450
#*	Tourism Holdings, Ltd.	91,023	146,424
*	TOWER, Ltd.	124,179	61,419
#	Trustpower, Ltd.	8,621	53,710
	Turners Automotive Group, Ltd.	3,099	7,216
	Vector, Ltd.	33,846	104,302
*	Vista Group International, Ltd.	67,339	71,789
*	Warehouse Group, Ltd. (The)	50,707	112,545
*	Z Energy, Ltd.	331,508	699,982
TOTAL NEW ZEALAND			18,700,977
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	325,871	243,766
	AF Gruppen ASA	7,627	147,621
*	Akastor ASA	111,833	80,577
	Aker ASA, Class A	5,508	432,454
	Aker BP ASA	9,134	226,861
*	Aker Solutions ASA	188,197	321,328
	American Shipping Co. ASA	39,390	131,752
	Atea ASA	46,433	706,487
	Austevoll Seafood ASA	37,855	376,994
#	Avance Gas Holding, Ltd.	43,525	182,924
*	Axactor SE	95,436	94,582
*	B2Holding ASA	166,279	138,006
*	Bakkafrost P/F	644	45,344
	Bonheur ASA	24,393	634,030
#*	Borr Drilling Ltd.	1,670	1,519
*	Borr Drilling Ltd.	712	616
	Borregaard ASA	39,309	719,432
*	BW Energy, Ltd.	23,418	65,331
	BW LPG, Ltd.	89,949	587,506
	BW Offshore, Ltd.	105,723	411,532
*	DNB ASA	108,244	2,107,344
#*	DNO ASA	530,277	416,078
#	Entra ASA	10,137	225,602
	Equinor ASA	102,610	1,838,893
	Europris ASA	171,503	949,657
	FLEX LNG, Ltd.	39,625	315,787
#	Frontline, Ltd.	51,233	296,031
	Gjensidige Forsikring ASA	1,129	25,962
*	Golar LNG, Ltd.	3,400	36,822
*	Hexagon Composites ASA	7,252	52,127
*	Hexagon Purus Holding A.S.	822	5,768
	Hoegh LNG Holdings, Ltd.	15,058	29,890
	Kongsberg Gruppen ASA	17,712	342,611
	Leroy Seafood Group ASA	29,284	203,977
	Mowi ASA	16,937	375,180
*	NEL ASA	125,425	442,988
*	Nordic Semiconductor ASA	15,788	241,890
	Norsk Hydro ASA	218,617	965,455
	Norway Royal Salmon ASA	5,409	123,205
*	Norwegian Finans Holding ASA	142,285	1,201,227
#	Ocean Yield ASA	63,531	178,195
*	Odfjell Drilling, Ltd.	81,150	158,175

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Odfjell SE, Class A	11,269	$36,314
*	Olav Thon Eiendomsselskap ASA	2,046	40,575
	Orkla ASA	38,360	372,885
*	Otello Corp. ASA	84,226	251,715
*	PGS ASA	244,109	100,819
*	Protector Forsikring ASA	29,964	217,285
*	REC Silicon ASA	170,410	365,692
	Salmar ASA	5,680	340,690
*	Sbanken ASA	84,781	666,958
	Scatec ASA	16,768	634,487
*	Schibsted ASA, Class A	3,507	131,936
*	Schibsted ASA, Class B	5,127	164,929
	Selvaag Bolig ASA	38,194	232,900
*	SpareBank 1 SR-Bank ASA	143,806	1,577,365
	Stolt-Nielsen, Ltd.	20,957	290,368
*	Storebrand ASA	292,661	2,239,718
*	Subsea 7 SA	155,084	1,449,722
	TGS NOPEC Geophysical Co. ASA	94,847	1,263,679
	Tomra Systems ASA	13,341	610,571
	Treasure ASA	54,160	113,685
	Veidekke ASA	44,267	532,301
*	Wallenius Wilhelmsen ASA	32,962	81,392
	Wilh Wilhelmsen Holding ASA, Class A	10,229	199,684
*	XXL ASA	4,783	11,588
	Yara International ASA	7,962	370,235
TOTAL NORWAY			28,379,019
PORTUGAL — (0.2%)
	Altri SGPS SA	71,462	426,353
*	Banco Comercial Portugues SA, Class R	6,249,520	865,763
*	Banco Espirito Santo SA	712,067	0
*	CTT-Correios de Portugal SA	93,324	270,253
	EDP Renovaveis SA	35,906	983,321
	Galp Energia SGPS SA	83,494	838,040
	Jeronimo Martins SGPS SA	16,289	266,375
#*	Mota-Engil SGPS SA	64,984	109,022
#	Navigator Co. SA (The)	210,377	631,386
	NOS SGPS SA	206,569	712,336
*	Novabase SGPS SA	3,851	15,461
	REN - Redes Energeticas Nacionais SGPS SA	38,179	108,652
	Semapa-Sociedade de Investimento e Gestao	31,003	329,265
	Sonae SGPS SA	857,041	687,061
TOTAL PORTUGAL			6,243,288
SINGAPORE — (0.8%)
	Accordia Golf Trust	702,300	11,261
	AEM Holdings, Ltd.	84,500	252,571
	Amara Holdings, Ltd.	90,000	26,524
	Ascendas India Trust	234,200	264,480
*	Banyan Tree Holdings, Ltd.	139,800	27,311
*	Bonvests Holdings, Ltd.	30,000	20,670
	Boustead Projects, Ltd.	26,174	19,857
	Boustead Singapore, Ltd.	181,732	121,127
	Bukit Sembawang Estates, Ltd.	101,100	306,316
	Bund Center Investment, Ltd.	22,000	9,279
	CapitaLand, Ltd.	114,501	275,221
	Centurion Corp., Ltd.	103,500	27,930
	China Aviation Oil Singapore Corp., Ltd.	183,200	155,508

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	China Sunsine Chemical Holdings, Ltd.	249,300	$85,090
	Chip Eng Seng Corp., Ltd.	340,700	108,800
	City Developments, Ltd.	53,100	286,813
#	Civmec, Ltd.	140,800	47,712
	ComfortDelGro Corp., Ltd.	487,600	578,578
*	COSCO Shipping International Singapore Co., Ltd.	377,600	76,666
	CSE Global, Ltd.	144,800	52,036
	Dairy Farm International Holdings, Ltd.	37,000	159,241
	DBS Group Holdings, Ltd.	57,746	1,088,931
	Del Monte Pacific, Ltd.	222,059	34,253
	Delfi, Ltd.	38,100	20,973
*	Ezion Holdings, Ltd.	70,344	429
#*	Ezra Holdings, Ltd.	730,927	1,133
	Far East Orchard, Ltd.	133,284	107,470
	First Resources, Ltd.	427,300	498,372
	Food Empire Holdings, Ltd.	115,500	62,908
	Fragrance Group, Ltd.	222,000	19,306
	Frasers Property, Ltd.	193,800	178,715
	Frencken Group, Ltd.	276,400	284,010
	Fu Yu Corp., Ltd.	518,400	104,802
*	Gallant Venture, Ltd.	254,500	25,612
	Genting Singapore, Ltd.	196,200	125,918
*	Geo Energy Resources, Ltd.	373,800	51,785
*	GL, Ltd.	264,200	143,284
	Golden Agri-Resources, Ltd.	5,570,100	756,718
*	Golden Energy & Resources, Ltd.	70,900	8,565
	Great Eastern Holdings, Ltd.	3,000	47,299
	GSH Corp., Ltd.	32,600	4,709
	GuocoLand, Ltd.	255,033	300,031
*	Halcyon Agri Corp., Ltd.	145,408	32,287
	Haw Par Corp., Ltd.	95,900	807,416
	Hiap Hoe, Ltd.	39,000	18,635
	Hi-P International, Ltd.	148,500	221,732
	Ho Bee Land, Ltd.	153,500	274,687
	Hong Fok Corp., Ltd.	279,580	146,365
	Hong Leong Asia, Ltd.	176,600	97,814
	Hong Leong Finance, Ltd.	83,700	152,536
	Hongkong Land Holdings, Ltd.	236,000	1,088,036
	Hotel Grand Central, Ltd.	67,060	50,986
	Hour Glass, Ltd. (The)	179,100	107,518
	Hutchison Port Holdings Trust	3,881,500	792,664
	Hwa Hong Corp., Ltd.	21,000	4,321
*	Hyflux, Ltd.	455,600	76,002
	iFAST Corp., Ltd.	20,000	82,726
	IGG, Inc.	703,000	911,157
*	Indofood Agri Resources, Ltd.	512,100	116,024
	Japfa, Ltd.	601,540	392,373
	Jardine Cycle & Carriage, Ltd.	33,444	540,786
*	k1 Ventures, Ltd.	113,100	0
	Keppel Corp., Ltd.	211,600	795,328
	Keppel Infrastructure Trust	552,199	230,265
	KSH Holdings, Ltd.	112,625	29,044
*	Lian Beng Group, Ltd.	330,600	113,896
	Low Keng Huat Singapore, Ltd.	98,100	29,515
*	Mandarin Oriental International, Ltd.	51,500	89,905
	Metro Holdings, Ltd.	401,100	223,483
	Micro-Mechanics Holdings, Ltd.	5,500	15,038
#*	Midas Holdings, Ltd.	1,120,000	30,352
*	mm2 Asia, Ltd.	125,000	12,711

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	NetLink NBN Trust	92,100	$66,071
	NSL, Ltd.	11,500	6,358
	Olam International, Ltd.	116,900	139,556
	OUE, Ltd.	209,000	179,238
	Oversea-Chinese Banking Corp., Ltd.	83,533	647,402
#	Oxley Holdings, Ltd.	726,344	122,199
	Pacific Century Regional Developments, Ltd.	79,400	19,366
	Pan-United Corp., Ltd.	58,750	13,454
	Penguin International, Ltd.	101,800	49,919
	Q&M Dental Group Singapore, Ltd.	111,700	36,824
	QAF, Ltd.	117,153	80,992
*	Raffles Education Corp., Ltd.	646,646	62,815
	Raffles Medical Group, Ltd.	183,298	128,585
	Riverstone Holdings, Ltd.	196,800	221,839
*	SATS, Ltd.	160,480	463,256
	Sembcorp Industries, Ltd.	853,300	1,054,296
#*	Sembcorp Marine, Ltd.	7,678,056	833,217
	Sheng Siong Group, Ltd.	408,200	496,418
	SHS Holdings, Ltd.	141,000	16,852
	SIA Engineering Co., Ltd.	52,300	74,306
#	SIIC Environment Holdings, Ltd.	676,160	91,994
	Sinarmas Land, Ltd.	694,700	115,341
	Sing Holdings, Ltd.	86,800	24,124
	Sing Investments & Finance, Ltd.	13,500	13,597
*	Singapore Airlines, Ltd.	603,950	1,862,944
	Singapore Exchange, Ltd.	61,300	455,399
#	Singapore Post, Ltd.	648,300	335,737
#	Singapore Press Holdings, Ltd.	398,800	352,858
	Singapore Technologies Engineering, Ltd.	65,800	183,456
	Singapore Telecommunications, Ltd.	21,700	38,653
	Stamford Land Corp., Ltd.	275,700	71,401
	StarHub, Ltd.	241,400	232,061
	Straits Trading Co., Ltd.	21,200	35,177
	Sunningdale Tech, Ltd.	117,600	144,089
#*	Swiber Holdings, Ltd.	189,500	2,910
	Tiong Woon Corp. Holding, Ltd.	68,000	22,297
	Tuan Sing Holdings, Ltd.	413,985	97,505
	UMS Holdings, Ltd.	222,662	216,150
#	United Industrial Corp., Ltd.	78,984	138,989
	United Overseas Bank, Ltd.	15,082	264,988
	UOB-Kay Hian Holdings, Ltd.	126,405	142,660
	UOL Group, Ltd.	241,287	1,324,543
	Venture Corp., Ltd.	60,700	902,123
	Wee Hur Holdings, Ltd.	112,000	16,753
	Wilmar International, Ltd.	17,200	68,077
	Wing Tai Holdings, Ltd.	470,968	671,601
	XP Power, Ltd.	6,054	414,636
	Yangzijiang Shipbuilding Holdings, Ltd.	1,206,400	890,936
	Yeo Hiap Seng, Ltd.	10,159	5,874
TOTAL SINGAPORE			28,111,652
SPAIN — (2.0%)
	Acciona SA	22,942	3,438,346
	Acerinox SA	30,913	343,240
	ACS Actividades de Construccion y Servicios SA	36,211	1,128,480
*	Aena SME SA	4,871	751,189
	Alantra Partners SA	1,451	23,157
	Almirall SA	50,990	698,119
	Amadeus IT Group SA	23,869	1,523,874

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Amper SA	490,630	$111,276
*	Applus Services SA	82,628	826,424
*	Atresmedia Corp. de Medios de Comunicacion SA	79,901	317,247
	Banco Bilbao Vizcaya Argentaria SA	754,888	3,444,337
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	402,506	1,843,477
	Banco de Sabadell SA	4,141,513	1,808,792
*	Banco Santander SA	1,654,793	4,830,179
#*	Banco Santander SA, Sponsored ADR	76,315	223,602
	Bankia SA	1,068,634	1,831,622
	Bankinter SA	351,523	1,973,071
	Befesa SA	20,979	1,392,168
	CaixaBank SA	892,222	2,251,518
#*	Caja de Ahorros del Mediterraneo	8,736	0
	Cellnex Telecom SA	12,815	750,751
	Cia de Distribucion Integral Logista Holdings SA	34,685	652,509
	CIE Automotive SA	37,064	974,082
	Construcciones y Auxiliar de Ferrocarriles SA	17,533	786,714
#*	Distribuidora Internacional de Alimentacion SA	534,721	77,262
	Ebro Foods SA	40,525	883,619
*	eDreams ODIGEO SA	37,385	169,445
	Elecnor SA	14,326	178,778
	Enagas SA	97,509	2,148,179
*	Ence Energia y Celulosa SA	107,249	422,278
	Endesa SA	30,179	771,291
	Ercros SA	80,582	208,979
	Euskaltel SA	73,973	794,999
	Faes Farma SA	281,521	1,254,924
	Ferrovial SA	17,988	431,239
	Fluidra SA	15,617	375,659
	Fomento de Construcciones y Contratas SA	36,429	388,701
	Gestamp Automocion SA	29,619	137,217
	Global Dominion Access SA	67,965	312,341
	Grifols SA	25,798	759,432
	Grupo Catalana Occidente SA	17,282	587,155
#	Grupo Empresarial San Jose SA	8,089	41,638
#*	Grupo Ezentis SA	71,326	35,571
	Iberdrola SA	340,824	4,614,478
	Iberdrola SA	4,869	66,088
	Iberpapel Gestion SA	2,868	60,370
#*	Indra Sistemas SA	105,913	932,573
	Laboratorios Farmaceuticos Rovi SA	3,920	192,984
*	Liberbank SA	1,511,283	386,165
	Mapfre SA	309,805	568,562
*	Mediaset Espana Comunicacion SA	92,561	475,805
*	Melia Hotels International SA	95,055	621,614
	Miquel y Costas & Miquel SA	15,637	261,149
	Naturgy Energy Group SA	52,792	1,363,874
*	Neinor Homes SA	23,518	316,733
*	Obrascon Huarte Lain SA	158,055	101,627
#	Pharma Mar SA	5,445	692,047
*	Promotora de Informaciones SA, Class A	93,235	114,337
	Prosegur Cash SA	74,145	65,016
	Prosegur Cia de Seguridad SA	142,922	396,310
*	Realia Business SA	69,253	55,063
	Red Electrica Corp. SA	38,398	729,097
	Repsol SA, Sponsored ADR	4,116	40,460
	Repsol SA	573,450	5,633,398
	Sacyr SA	301,408	659,971
	Siemens Gamesa Renewable Energy SA	8,788	360,516

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Solaria Energia y Medio Ambiente SA	30,517	$785,233
*	Talgo SA	35,381	163,393
*	Tecnicas Reunidas SA	23,011	302,194
#	Telefonica SA, Sponsored ADR	104,224	452,334
	Telefonica SA	102,182	440,906
*	Tubacex SA	60,771	97,437
#*	Unicaja Banco SA	582,736	401,538
	Vidrala SA	9,725	1,068,730
	Viscofan SA	28,060	1,981,430
*	Vocento SA	22,927	28,758
	Zardoya Otis SA	91,505	602,165
TOTAL SPAIN			66,935,236
SWEDEN — (3.3%)
	AAK AB	12,309	240,589
	AcadeMedia AB	97,095	890,522
*	Adapteo Oyj	36,052	376,402
	AddLife AB, Class B	18,116	316,331
*	AddNode Group AB	9,944	313,706
	AddTech AB, Class B	123,980	1,643,583
*	AF Poyry AB	58,787	1,608,126
*	Alfa Laval AB	33,093	867,260
	Alimak Group AB	31,764	526,817
*	Annehem Fastigheter AB, Class B	23,093	82,630
*	Arise AB	10,836	64,150
	Arjo AB, Class B	165,350	1,228,120
	Assa Abloy AB, Class B	26,509	655,615
	Atrium Ljungberg AB, Class B	3,740	71,944
*	Attendo AB	99,827	558,631
	Avanza Bank Holding AB	47,670	1,298,947
	Axfood AB	19,709	473,660
	Beijer Alma AB	29,777	480,696
*	Beijer Electronics Group AB	17,085	87,059
	Beijer Ref AB	16,704	692,916
	Bergman & Beving AB	19,687	235,106
	Betsson AB	134,138	1,260,573
*	Bilia AB, Class A	81,311	1,008,228
	BillerudKorsnas AB	170,727	3,050,926
	BioGaia AB, Class B	9,899	549,774
*	Biotage AB	27,583	464,983
	Boliden AB	121,873	3,993,389
*	Bonava AB, Class B	65,816	695,537
	Bravida Holding AB	114,871	1,382,083
*	Bufab AB	32,505	732,360
*	Bulten AB	14,852	153,191
	Bure Equity AB	62,993	2,094,897
*	Byggmax Group AB	90,699	598,089
	Catena AB	5,916	275,499
*	Cavotec SA	14,187	35,657
*	CDON AB	1,992	125,389
*	Clas Ohlson AB, Class B	32,394	294,448
	Cloetta AB, Class B	250,153	716,387
*	Collector AB	15,782	41,139
*	Coor Service Management Holding AB	31,990	218,601
	Dios Fastigheter AB	18,804	160,919
*	Dometic Group AB	223,455	3,084,040
*	Doro AB	15,675	86,482
*	Duni AB	32,819	400,608
#	Dustin Group AB	67,622	641,045

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Eastnine AB	14,309	$206,892
*	Elanders AB, Class B	8,383	142,650
	Electrolux AB, Class B	34,960	854,101
*	Electrolux Professional AB, Class B	71,977	392,020
	Elekta AB, Class B	31,794	456,833
*	Eltel AB	39,179	106,942
*	Enea AB	12,041	344,289
	Essity AB, Class A	1,404	45,530
	Essity AB, Class B	23,449	748,980
	Evolution Gaming Group AB	10,044	977,411
*	Fastighets AB Balder, Class B	1,650	82,458
#	FastPartner AB, Class A	7,206	75,474
#*	Fingerprint Cards AB, Class B	137,190	319,240
	Getinge AB, Class B	28,478	734,569
*	Granges AB	108,665	1,247,584
*	Haldex AB	44,109	262,931
	Heba Fastighets AB, Class B	2,700	34,206
*	Hennes & Mauritz AB, Class B	25,878	553,255
	Hexagon AB, Class B	2,774	241,743
	Hexpol AB	92,753	1,013,694
*	HMS Networks AB	1,323	42,893
*	Hoist Finance AB	69,967	288,777
	Holmen AB, Class B	15,293	700,105
	Hufvudstaden AB, Class A	2,329	35,572
*	Humana AB	22,242	156,974
	Husqvarna AB, Class A	5,896	73,919
	Husqvarna AB, Class B	70,333	870,201
#	ICA Gruppen AB	9,877	495,080
*	Indutrade AB	55,995	1,147,589
	Instalco AB	1,224	39,260
#*	International Petroleum Corp.	65,905	157,193
	Intrum AB	39,889	1,084,375
*	Inwido AB	92,865	1,264,992
*	ITAB Shop Concept AB, Class B	3,909	9,938
	JM AB	43,406	1,514,973
*	Kindred Group P.L.C.	109,207	1,309,504
	Klovern AB, Class B	69,367	114,920
*	KNOW IT AB	20,767	697,763
	Kungsleden AB	37,576	384,223
	Lagercrantz Group AB, Class B	114,777	988,730
	Lifco AB, Class B	7,828	718,601
	Lindab International AB	78,498	1,674,351
	Loomis AB	64,967	1,662,038
	Lundin Energy AB	7,830	212,687
*	Medicover AB, Class B	2,502	47,230
*	Mekonomen AB	47,993	538,285
#*	Millicom International Cellular SA	52,939	1,975,778
	MIPS AB	2,913	172,256
#*	Modern Times Group MTG AB, Class B	76,787	1,163,728
*	Momentum Group AB, Class B	21,198	368,539
*	Munters Group AB	4,806	45,056
	Mycronic AB	33,950	951,675
	NCC AB, Class B	48,390	810,427
*	Nederman Holding AB	796	12,827
#*	Nelly Group AB	7,354	30,765
#*	Net Insight AB, Class B	156,574	32,189
*	New Wave Group AB, Class B	47,435	327,733
	Nibe Industrier AB, Class B	7,623	254,451
*	Nobia AB	127,874	994,582

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Nobina AB	119,787	$953,390
*	Nolato AB, Class B	12,730	1,178,222
*	Nordic Entertainment Group AB, Class B	16,107	840,810
*	Nordic Waterproofing Holding AB	6,260	112,147
	NP3 Fastigheter AB	4,103	61,569
*	Nyfosa AB	52,318	505,514
*	OEM International AB, Class B	3,022	112,260
*	Orexo AB	6,724	36,544
*	Pandox AB	48,897	734,224
*	Peab AB, Class B	115,465	1,286,138
	Platzer Fastigheter Holding AB, Class B	18,395	216,259
#	Pricer AB, Class B	107,548	476,112
	Proact IT Group AB	7,134	238,838
#*	Qliro AB	7,354	43,433
	Ratos AB, Class B	233,127	1,071,935
*	RaySearch Laboratories AB	13,042	135,172
*	Recipharm AB, Class B	51,898	1,429,174
*	Resurs Holding AB	112,957	612,164
*	Rottneros AB	66,194	67,716
#*	Saab AB, Class B	44,120	1,234,906
	Sagax AB, Class B	6,790	134,084
	Samhallsbyggnadsbolaget i Norden AB	189,129	619,392
	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	46,773
*	Sandvik AB	30,803	767,152
#*	SAS AB	1,987,060	400,817
*	Scandi Standard AB	48,812	395,364
	Sectra AB, Class B	11,719	997,570
#	Securitas AB, Class B	55,019	847,766
*	Semcon AB	12,800	131,481
*	Sensys Gatso Group AB	659,140	110,988
*	Sinch AB	756	110,998
*	Skandinaviska Enskilda Banken AB, Class A	165,990	1,805,886
	Skanska AB, Class B	62,229	1,608,001
#	SKF AB, Class A	2,752	75,546
	SKF AB, Class B	72,153	1,974,797
*	SkiStar AB	39,896	582,917
*	SSAB AB, Class A	19,797	85,077
#*	SSAB AB, Class A	134,228	572,933
*	SSAB AB, Class B	112,074	431,114
#*	SSAB AB, Class B	301,644	1,160,415
*	Svenska Cellulosa AB SCA, Class A	4,829	86,218
*	Svenska Cellulosa AB SCA, Class B	108,105	1,904,254
*	Svenska Handelsbanken AB, Class A	158,678	1,581,860
*	Svenska Handelsbanken AB, Class B	4,398	50,207
	Sweco AB, Class B	39,241	653,795
#*	Swedbank AB, Class A	92,363	1,737,880
	Swedish Match AB	10,042	774,366
*	Swedish Orphan Biovitrum AB	13,099	247,327
*	Systemair AB	9,720	304,687
	Tele2 AB, Class B	62,878	867,771
	Telefonaktiebolaget LM Ericsson, Class A	2,150	30,081
	Telefonaktiebolaget LM Ericsson, Class B	70,118	882,887
	Telia Co. AB	344,690	1,510,530
#*	Thule Group AB	33,058	1,225,854
*	Trelleborg AB, Class B	139,190	3,148,100
	Troax Group AB	16,507	384,592
*	VBG Group AB, Class B	3,664	73,209
	Vitec Software Group AB, Class B	425	15,206
*	Vitrolife AB	7,276	192,300

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Volvo AB, Class A	26,969	$667,040
*	Volvo AB, Class B	195,670	4,821,041
	Wallenstam AB, Class B	7,993	121,696
	Wihlborgs Fastigheter AB	7,467	153,342
TOTAL SWEDEN			112,627,876
SWITZERLAND — (7.0%)
	ABB, Ltd.	127,258	3,753,652
	Adecco Group AG	88,563	5,532,116
*	Alcon, Inc.	43,508	3,119,959
*	Alcon, Inc.	33,230	2,384,830
	Allreal Holding AG	16,566	3,608,741
	ALSO Holding AG	7,329	1,967,309
*	ams AG	72,781	1,820,457
*	APG SGA SA	783	165,454
*	Arbonia AG	37,885	603,768
*	Aryzta AG	917,400	806,083
*	Ascom Holding AG	14,613	249,937
*	Autoneum Holding AG	3,021	541,407
	Bachem Holding AG, Class B	1,554	620,768
	Baloise Holding AG	27,155	4,547,418
	Banque Cantonale de Geneve	1,622	281,950
	Banque Cantonale Vaudoise	20,340	2,152,218
	Barry Callebaut AG	410	909,249
	Belimo Holding AG	180	1,387,144
	Bell Food Group AG	2,481	680,096
	Bellevue Group AG	10,612	415,137
	Berner Kantonalbank AG	5,066	1,262,373
	BKW AG	5,950	679,648
#	Bobst Group SA	9,691	695,360
	Bossard Holding AG, Class A	6,794	1,558,083
	Bucher Industries AG	7,508	3,552,448
	Burckhardt Compression Holding AG	955	329,939
	Burkhalter Holding AG	2,283	163,860
*	Calida Holding AG	4,273	165,390
*	Carlo Gavazzi Holding AG	371	75,449
	Cembra Money Bank AG	27,958	3,037,557
#	Chocoladefabriken Lindt & Spruengli AG	7	651,230
#	Cicor Technologies, Ltd.	1,805	95,156
	Cie Financiere Richemont SA	37,519	3,484,916
	Cie Financiere Tradition SA	1,314	163,390
#	Clariant AG	214,149	4,549,803
	Coltene Holding AG	4,044	434,433
	Comet Holding AG	875	199,873
	Conzzeta AG	1,460	1,865,513
	Credit Suisse Group AG	164,338	2,155,714
	Credit Suisse Group AG, Sponsored ADR	196,275	2,561,383
	Daetwyler Holding AG	2,098	602,405
	DKSH Holding AG	39,733	3,195,550
	dormakaba Holding AG	1,607	963,138
*	Dufry AG	36,916	1,984,813
	EFG International AG	164,502	1,136,879
	Emmi AG	2,346	2,439,139
	EMS-Chemie Holding AG	835	787,571
	Energiedienst Holding AG	1,651	56,527
#*	Evolva Holding SA	335,938	84,291
#*	Feintool International Holding AG	1,967	116,736
#*	Fenix Outdoor International AG	403	52,114
*	Flughafen Zurich AG	15,335	2,526,794

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Forbo Holding AG	826	$1,406,393
	Galenica AG	30,946	2,044,139
*	GAM Holding AG	141,610	335,816
	Geberit AG	3,368	2,061,441
	Georg Fischer AG	4,182	5,223,865
	Givaudan SA	466	1,877,408
	Gurit Holding AG	392	1,152,017
	Helvetia Holding AG	26,681	2,672,542
*	Hiag Immobilien Holding AG	1,074	124,699
*	HOCHDORF Holding AG	837	57,833
	Huber & Suhner AG	16,084	1,324,836
#	Implenia AG	16,861	471,632
*	Ina Invest Holding AG	3,371	69,184
	Inficon Holding AG	1,281	1,389,068
	Interroll Holding AG	568	1,870,023
	Intershop Holding AG	491	330,402
	Investis Holding SA	925	91,294
*	IWG P.L.C.	457,454	1,955,234
	Julius Baer Group, Ltd.	99,709	6,032,921
*	Jungfraubahn Holding AG	3,075	474,663
	Kardex Holding AG	5,933	1,314,519
*	Komax Holding AG	3,885	993,965
#	Kudelski SA	29,355	166,929
	Kuehne + Nagel International AG	4,892	1,113,204
	LafargeHolcim, Ltd.	47,494	2,568,271
	LafargeHolcim, Ltd.	28,089	1,515,202
	Landis & Gyr Group AG	23,146	1,705,226
#*	Lastminute.com NV	3,078	79,708
	LEM Holding SA	284	580,839
	Liechtensteinische Landesbank AG	15,182	867,938
	Logitech International SA	22,187	2,304,309
	Lonza Group AG	4,338	2,770,678
	Luzerner Kantonalbank AG	3,223	1,438,136
#*	Meier Tobler Group AG	5,366	78,633
	Metall Zug AG	190	343,038
*	Meyer Burger Technology AG	395,364	154,469
*	Mikron Holding AG	4,766	31,557
	Mobilezone Holding AG	27,329	292,745
	Mobimo Holding AG	8,667	2,729,745
	Nestle SA	126,847	14,219,114
	Novartis AG, Sponsored ADR	70,669	6,393,424
	Novartis AG	26,754	2,422,444
	OC Oerlikon Corp. AG	150,757	1,549,447
#*	Orascom Development Holding AG	10,410	117,523
#	Orell Fuessli AG	184	22,083
	Orior AG	6,068	493,167
	Partners Group Holding AG	1,784	2,106,532
	Phoenix Mecano AG	581	307,063
	Plazza AG, Class A	757	263,274
	PSP Swiss Property AG	9,687	1,239,342
	Rieter Holding AG	2,766	284,934
	Roche Holding AG	934	322,334
	Romande Energie Holding SA	77	101,996
	Schaffner Holding AG	381	81,648
#	Schindler Holding AG	2,586	680,266
	Schweiter Technologies AG	1,082	1,871,945
	SFS Group AG	17,673	2,233,331
	SGS SA	364	1,104,010
	Siegfried Holding AG	3,927	2,840,445

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	Siemens Energy AG	14,624	$540,409
	SIG Combibloc Group AG	198,730	4,716,828
	Sika AG	16,775	4,564,674
*	Sonova Holding AG	3,691	890,413
	St Galler Kantonalbank AG	2,827	1,296,285
	Straumann Holding AG	353	391,275
	Sulzer AG	16,925	1,823,303
	Swatch Group AG (The)	14,752	4,249,331
	Swatch Group AG (The)	18,745	1,055,599
	Swiss Life Holding AG	8,356	3,809,960
#	Swiss Prime Site AG	48,702	4,733,435
	Swiss Re AG	44,362	3,911,030
#*	Swiss Steel Holding AG	449,892	129,361
	Swisscom AG	8,588	4,674,264
	Swissquote Group Holding SA	15,093	1,639,378
	Tecan Group AG	2,990	1,446,671
	Temenos AG	11,645	1,470,436
	Thurgauer Kantonalbank	690	78,979
#*	Tornos Holding AG	5,138	30,056
	TX Group AG	2,451	195,195
#	u-blox Holding AG	5,295	416,368
	UBS Group AG	200,304	2,887,147
#*	UBS Group AG	156,997	2,259,187
	Valiant Holding AG	11,948	1,142,952
*	Valora Holding AG	3,464	662,504
	Varia US Properties AG	523	22,295
	VAT Group AG	9,825	2,727,806
	Vaudoise Assurances Holding SA	1,091	566,576
*	Vetropack Holding AG	9,600	634,201
	Vifor Pharma AG	14,889	2,021,899
*	Von Roll Holding AG	8,846	7,337
	Vontobel Holding AG	44,883	3,626,295
	VP Bank AG	3,915	483,731
	VZ Holding AG	9,565	806,947
*	V-ZUG Holding AG	1,900	190,537
	Walliser Kantonalbank	1,247	140,003
	Warteck Invest AG	32	83,751
#	Ypsomed Holding AG	3,233	546,404
	Zehnder Group AG	10,509	768,686
	Zug Estates Holding AG, Class B	246	534,589
	Zuger Kantonalbank AG	71	516,486
	Zurich Insurance Group AG	14,535	5,811,770
TOTAL SWITZERLAND			236,348,364
UNITED KINGDOM — (12.8%)
	3i Group P.L.C.	117,677	1,783,220
*	4imprint Group P.L.C.	8,121	265,279
	888 Holdings P.L.C.	181,616	749,719
*	A.G. Barr P.L.C.	66,866	447,685
*	AA P.L.C.	199,306	94,876
	Admiral Group P.L.C.	25,512	1,005,449
*	Afren P.L.C.	449,270	0
	Aggreko P.L.C.	219,744	1,742,909
	AJ Bell P.L.C.	41,138	241,894
	Alliance Pharma P.L.C.	121,482	144,129
*	Allied Minds P.L.C.	36,703	14,074
	Anglo American P.L.C.	60,227	1,981,073
	Anglo Pacific Group P.L.C.	95,643	165,073
	Anglo-Eastern Plantations P.L.C.	5,452	45,263

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Antofagasta P.L.C.	50,056	$976,211
*	Arrow Global Group P.L.C.	177,996	509,575
*	Ascential P.L.C.	173,458	785,467
#	Ashmore Group P.L.C.	145,682	897,624
	Ashtead Group P.L.C.	83,267	4,178,909
*	ASOS P.L.C.	13,541	827,353
*	Associated British Foods P.L.C.	25,421	734,311
*	Aston Martin Lagonda Global Holdings PLC	850	23,605
	Auto Trader Group P.L.C.	189,965	1,464,549
	Avast P.L.C.	5,659	36,488
	AVEVA Group P.L.C.	3,356	166,556
	Aviva P.L.C.	1,051,807	4,811,050
	Avon Rubber P.L.C.	21,764	919,940
	B&M European Value Retail SA	337,744	2,468,734
*	Babcock International Group P.L.C.	566,916	1,802,538
	BAE Systems P.L.C.	220,942	1,394,082
*	Balfour Beatty P.L.C.	431,504	1,588,941
*	Bank of Georgia Group P.L.C.	39,753	623,563
*	Barclays P.L.C., Sponsored ADR	443,554	3,229,073
*	Barclays P.L.C.	833,914	1,521,221
*	Barratt Developments P.L.C.	341,627	2,975,203
	Beazley P.L.C.	260,616	1,109,258
	Begbies Traynor Group P.L.C.	15,983	25,088
	Bellway P.L.C.	82,976	3,120,806
	Berkeley Group Holdings P.L.C.	19,585	1,120,052
	BHP Group P.L.C., ADR	67,738	3,699,850
*	Biffa P.L.C.	108,599	340,315
	Bloomsbury Publishing P.L.C.	50,401	210,412
	Bodycote P.L.C.	175,000	1,677,243
*	Boohoo Group P.L.C.	207,345	958,548
	BP P.L.C., Sponsored ADR	193,575	4,301,240
	BP P.L.C.	2,030,060	7,543,610
*	Braemar Shipping Services P.L.C.	15,684	40,640
	Brewin Dolphin Holdings P.L.C.	255,441	1,027,673
	British American Tobacco P.L.C., Sponsored ADR	7,962	291,011
	British American Tobacco P.L.C.	154,373	5,609,585
	Britvic P.L.C.	193,215	1,966,259
	BT Group P.L.C.	3,790,698	6,499,803
	Bunzl P.L.C.	29,104	934,229
*	Burberry Group P.L.C.	29,279	686,204
*	Burford Capital, Ltd.	69,102	585,262
	Cairn Energy P.L.C.	483,434	1,192,597
*	Capita P.L.C.	648,576	309,257
*	Card Factory P.L.C.	211,874	103,508
	CareTech Holdings P.L.C.	34,284	229,068
	Carnival P.L.C.	17,005	267,905
	Carnival P.L.C., ADR	4,899	78,384
	Carr's Group P.L.C.	10,633	19,630
	Castings P.L.C.	9,986	51,912
	Centamin P.L.C.	1,175,120	1,839,117
*	Centaur Media P.L.C.	24,139	10,910
	Central Asia Metals P.L.C.	27,827	83,386
*	Centrica P.L.C.	4,038,376	2,853,761
	Chemring Group P.L.C.	212,059	857,032
	Chesnara P.L.C.	74,404	284,300
#	Cineworld Group P.L.C.	531,791	557,422
*	Circassia Group P.L.C.	36,010	12,106
	Clarkson P.L.C.	22,442	766,506
	Clinigen Group P.L.C.	40,479	422,039

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Close Brothers Group P.L.C.	96,860	$1,866,734
	CLS Holdings P.L.C.	40,437	118,491
	CMC Markets P.L.C.	91,464	503,363
*	CNH Industrial NV	18,151	233,039
*	Coats Group P.L.C.	382,311	320,863
	Coca-Cola HBC AG	31,360	925,830
*	Compass Group P.L.C.	75,523	1,349,050
	Computacenter P.L.C.	61,493	1,968,534
	Concentric AB	24,609	537,342
	ContourGlobal P.L.C.	6,320	17,264
	ConvaTec Group P.L.C.	390,851	1,069,375
*	Costain Group P.L.C.	101,506	80,059
	Countryside Properties P.L.C.	251,147	1,478,411
	Cranswick P.L.C.	30,099	1,403,887
*	Crest Nicholson Holdings P.L.C.	292,324	1,291,096
	Croda International P.L.C.	20,197	1,735,256
*	CVS Group P.L.C.	14,981	313,466
	Daily Mail & General Trust P.L.C., Class A	63,324	665,313
	DCC P.L.C.	2,327	175,059
*	De La Rue P.L.C.	48,430	109,539
#*	Debenhams P.L.C.	2,335,023	0
	Devro P.L.C.	164,604	385,367
*	DFS Furniture P.L.C.	61,077	179,654
	Diageo P.L.C., Sponsored ADR	2,322	372,147
*	Dialight P.L.C.	11,223	38,399
*	Dialog Semiconductor P.L.C.	45,634	2,872,573
#*	Dignity P.L.C.	18,727	147,177
	Diploma P.L.C.	81,772	2,583,882
	Direct Line Insurance Group P.L.C.	492,662	2,022,065
	DiscoverIE Group P.L.C.	57,635	533,996
	Diversified Gas & Oil P.L.C.	51,782	81,513
*	Dixons Carphone P.L.C.	1,166,476	1,750,284
	Domino's Pizza Group P.L.C.	202,025	908,844
	dotdigital group P.L.C.	9,080	22,041
	Drax Group P.L.C.	452,646	2,311,366
*	DS Smith P.L.C.	555,186	2,755,714
*	Dunelm Group P.L.C.	58,420	921,064
	easyJet P.L.C.	131,968	1,306,894
	Electrocomponents P.L.C.	307,730	3,685,458
*	Elementis P.L.C.	559,831	843,647
	EMIS Group P.L.C.	37,849	598,852
*	EnQuest P.L.C.	775,300	130,727
*	Entain P.L.C.	220,469	3,731,116
*	Epwin Group P.L.C.	20,620	25,372
*	Equiniti Group P.L.C.	286,486	456,199
*	Essentra P.L.C.	199,994	788,150
	Euromoney Institutional Investor P.L.C.	50,783	660,696
	Evraz P.L.C.	92,690	633,759
	Experian P.L.C.	52,061	1,819,668
	FDM Group Holdings P.L.C.	24,921	340,826
	Ferguson P.L.C.	15,967	1,853,866
	Ferrexpo P.L.C.	371,543	1,432,619
	Fevertree Drinks P.L.C.	810	27,018
*	First Derivatives P.L.C.	637	26,223
*	Firstgroup P.L.C.	1,380,755	1,351,740
*	Forterra P.L.C.	26,562	94,316
*	Foxtons Group P.L.C.	154,604	108,255
*	Frasers Group P.L.C.	245,013	1,428,216
	Fresnillo P.L.C.	11,378	153,315

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frontier Developments P.L.C.	1,251	$54,051
	Fuller Smith & Turner P.L.C., Class A	8,312	91,662
*	G4S P.L.C.	508,888	1,806,202
*	Galliford Try Holdings P.L.C.	118,230	198,082
	Games Workshop Group P.L.C.	18,463	2,605,318
	Gamesys Group P.L.C.	25,675	446,401
	Gamma Communications P.L.C.	11,686	256,405
*	Gem Diamonds, Ltd.	187,716	123,017
	Genel Energy P.L.C.	118,284	239,219
	Genus P.L.C.	10,850	728,825
*	Georgia Capital P.L.C.	24,268	167,257
#	GlaxoSmithKline P.L.C., Sponsored ADR	77,488	2,886,428
	GlaxoSmithKline P.L.C.	16,968	315,118
*	Glencore P.L.C.	919,409	3,069,104
*	Go-Ahead Group P.L.C. (The)	40,225	541,212
	GoCo Group P.L.C.	94,361	158,866
	Grafton Group P.L.C.	152,989	1,806,385
	Grainger P.L.C.	305,870	1,112,134
*	Greggs P.L.C.	109,352	3,098,450
*	Gulf Keystone Petroleum, Ltd.	211,119	385,892
*	Gym Group P.L.C. (The)	19,126	55,036
	H&T Group P.L.C.	2,599	9,961
	Halfords Group P.L.C.	177,006	660,758
	Halma P.L.C.	36,528	1,231,220
	Hargreaves Lansdown P.L.C.	31,344	730,261
*	Hays P.L.C.	831,499	1,591,293
*	Headlam Group P.L.C.	39,397	211,322
	Helical P.L.C.	131,806	682,656
	Henry Boot P.L.C.	36,616	136,169
	Hikma Pharmaceuticals P.L.C.	25,999	853,790
	Hill & Smith Holdings P.L.C.	74,079	1,367,415
	Hilton Food Group P.L.C.	19,828	272,482
*	Hiscox, Ltd.	101,137	1,290,004
	Hochschild Mining P.L.C.	267,038	839,067
	Hollywood Bowl Group P.L.C.	4,246	11,361
	HomeServe P.L.C.	115,256	1,643,058
*	Howden Joinery Group P.L.C.	314,734	2,885,768
*	HSBC Holdings P.L.C.	160,618	840,451
*	HSBC Holdings P.L.C., Sponsored ADR	320,826	8,389,600
	Hunting P.L.C.	139,025	379,787
*	Hyve Group P.L.C.	100,061	139,366
*	Ibstock P.L.C.	337,935	952,814
	IG Group Holdings P.L.C.	185,355	1,899,528
	IMI P.L.C.	164,140	2,793,435
	Impax Asset Management Group P.L.C.	4,346	47,568
	Imperial Brands P.L.C.	119,510	2,398,757
*	Inchcape P.L.C.	463,838	4,203,936
#*	Indivior P.L.C.	726,002	1,361,324
*	Informa P.L.C.	127,431	867,084
	IntegraFin Holdings P.L.C.	30,815	230,535
*	InterContinental Hotels Group P.L.C., ADR	4,801	295,581
*	InterContinental Hotels Group P.L.C.	7,890	486,110
	Intermediate Capital Group P.L.C.	19,484	451,914
*	International Consolidated Airlines Group SA	96,420	187,360
*	International Personal Finance P.L.C.	201,729	221,184
#*	Interserve P.L.C.	462,402	0
	Intertek Group P.L.C.	21,290	1,603,418
	Investec P.L.C.	295,370	764,517
	iomart Group P.L.C.	21,345	93,114

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	IP Group P.L.C.	898,090	$1,164,682
*	IQE P.L.C.	108,119	117,453
*	ITV P.L.C.	1,883,666	2,723,002
*	J D Wetherspoon P.L.C.	74,190	1,167,539
	J Sainsbury P.L.C.	1,144,272	3,821,535
	James Fisher & Sons P.L.C.	33,654	459,197
	James Halstead P.L.C.	2,127	14,383
*	JD Sports Fashion P.L.C.	106,582	1,084,952
*	JET2 P.L.C.	86,338	1,554,252
	John Laing Group P.L.C.	327,755	1,416,202
*	John Menzies P.L.C.	41,277	117,277
*	John Wood Group P.L.C.	509,590	2,035,687
	Johnson Matthey P.L.C.	76,989	3,097,205
	JTC P.L.C.	1,377	11,456
	Jupiter Fund Management P.L.C.	335,155	1,312,168
*	Just Group P.L.C.	1,047,216	1,092,326
	Kainos Group P.L.C.	43,100	730,967
	KAZ Minerals P.L.C.	231,345	2,288,123
	Keller Group P.L.C.	84,460	876,475
*	Kier Group P.L.C.	146,792	154,717
*	Kin & Carta P.L.C.	109,862	215,362
*	Kingfisher P.L.C.	1,314,662	4,990,716
*	Lamprell P.L.C.	208,486	191,264
	Lancashire Holdings, Ltd.	120,765	1,123,755
	Legal & General Group P.L.C.	609,607	2,027,468
*	Liberty Global P.L.C., Class A	12,962	312,903
*	Liberty Global P.L.C., Class C	31,782	767,853
	Liontrust Asset Management P.L.C.	20,499	358,865
*	Lloyds Banking Group P.L.C.	6,196,449	2,780,539
*	Lloyds Banking Group P.L.C., ADR	464,511	826,830
	London Stock Exchange Group P.L.C.	6,844	812,507
*	Lookers P.L.C.	248,660	134,577
*	LSL Property Services P.L.C.	31,623	101,802
	M&G P.L.C.	1,352,385	3,244,437
	Man Group P.L.C.	889,645	1,776,013
*	Marks & Spencer Group P.L.C.	1,527,320	2,949,882
*	Marshalls P.L.C.	166,424	1,477,331
*	Marston's P.L.C.	694,415	779,922
	McBride P.L.C.	155,514	167,909
*	McCarthy & Stone P.L.C.	290,794	476,394
*	Mears Group P.L.C.	87,213	182,918
	Mediclinic International P.L.C.	469,667	1,857,198
*	Meggitt P.L.C.	232,174	1,255,505
*	Melrose Industries P.L.C.	1,501,884	3,435,003
*	Micro Focus International P.L.C., Sponsored ADR	27,626	162,995
*	Micro Focus International P.L.C.	146,767	885,113
*	Midwich Group P.L.C.	1,516	9,574
*	Mitchells & Butlers P.L.C.	193,906	789,559
*	Mitie Group P.L.C.	738,518	484,018
*	MJ Gleeson P.L.C.	12,801	126,411
	Mondi P.L.C.	94,607	2,227,986
	Moneysupermarket.com Group P.L.C.	276,883	1,009,927
	Morgan Advanced Materials P.L.C.	268,050	1,068,618
	Morgan Sindall Group P.L.C.	37,370	756,682
*	Motorpoint group P.L.C.	16,362	64,942
#	N Brown Group P.L.C.	170,573	144,066
*	Naked Wines P.L.C.	22,129	217,339
*	National Express Group P.L.C.	326,417	1,115,683
*	Natwest Group P.L.C.	992,323	1,992,255

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Natwest Group P.L.C., Sponsored ADR	46,608	$185,500
	NCC Group P.L.C.	141,320	476,690
*	Next Fifteen Communications Group P.L.C.	1,739	14,734
*	Next P.L.C.	12,595	1,329,702
	Ninety One P.L.C.	162,343	518,149
*	NMC Health P.L.C.	3,427	1,645
*	Norcros P.L.C.	25,367	73,478
	Numis Corp. P.L.C.	16,841	75,926
*	Ocado Group P.L.C.	12,087	458,832
*	On the Beach Group P.L.C.	95,956	432,372
*	OSB Group P.L.C.	166,875	937,440
*	Oxford Instruments P.L.C.	40,733	1,099,997
*	Pagegroup P.L.C.	231,065	1,419,370
	Pan African Resources P.L.C.	38,205	11,780
	Paragon Banking Group P.L.C.	319,412	1,979,289
*	Parkmead Group P.L.C. (The)	27,786	12,990
	PayPoint P.L.C.	44,988	382,402
#	Pearson P.L.C.	110,820	1,227,784
	Pearson P.L.C., Sponsored ADR	76,824	848,905
*	Pendragon P.L.C.	1,498,088	285,583
	Pennon Group P.L.C.	86,441	1,103,814
	Persimmon P.L.C.	39,922	1,389,622
#*	Petrofac, Ltd.	158,324	257,421
#*	Petropavlovsk P.L.C.	2,970,905	1,174,413
	Pets at Home Group P.L.C.	418,995	2,297,116
*	Pharos Energy P.L.C.	211,643	55,439
	Phoenix Group Holdings P.L.C.	328,239	3,024,966
*	Photo-Me International P.L.C.	237,475	152,497
*	Playtech P.L.C.	219,828	1,395,394
	Plus500, Ltd.	79,430	1,457,251
	Polar Capital Holdings P.L.C.	3,907	34,290
*	Polypipe Group P.L.C.	145,012	1,017,878
	Porvair P.L.C.	5,901	44,772
*	PPHE Hotel Group, Ltd.	3,390	62,701
*	Premier Foods P.L.C.	1,516,790	1,942,568
#*	Premier Oil P.L.C.	903,090	233,192
*	Provident Financial P.L.C.	106,880	357,569
	Prudential P.L.C., ADR	2,030	64,838
	Prudential P.L.C.	25,712	411,377
*	PureTech Health P.L.C.	39,300	214,239
	PZ Cussons P.L.C.	211,344	715,771
	QinetiQ Group P.L.C.	218,543	897,503
	Quilter P.L.C.	576,245	1,220,684
	Rank Group P.L.C.	148,414	253,006
	Rathbone Brothers P.L.C.	28,266	620,418
*	Raven Property Group, Ltd.	36,393	13,517
*	Reach P.L.C.	740,087	1,943,428
	Reckitt Benckiser Group P.L.C.	18,830	1,596,377
	Redde Northgate P.L.C.	172,932	579,000
*	Redrow P.L.C.	284,188	2,040,742
#	RELX P.L.C., Sponsored ADR	35,523	881,681
	RELX P.L.C.	1,141	28,502
	Renew Holdings P.L.C.	1,669	11,920
*	Renewi P.L.C.	765,558	418,224
*	Renishaw P.L.C.	10,957	897,632
*	Renold P.L.C.	12,120	2,357
*	Rentokil Initial P.L.C.	263,331	1,787,183
*	Restaurant Group P.L.C. (The)	276,012	257,293
	Rhi Magnesita NV	7,622	416,397

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rhi Magnesita NV	10,660	$565,211
	Ricardo P.L.C.	28,030	149,393
*	Rightmove P.L.C.	179,160	1,466,567
	Rio Tinto P.L.C.	5,471	415,069
#	Rio Tinto P.L.C., Sponsored ADR	73,351	5,605,483
*	RM P.L.C.	21,947	66,009
	Robert Walters P.L.C.	33,331	251,619
#*	Rolls-Royce Holdings P.L.C.	427,366	533,351
	Rotork P.L.C.	476,961	2,115,260
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	293,891	10,253,857
	Royal Dutch Shell P.L.C., Class B	74,667	1,301,333
*	Royal Mail P.L.C.	918,004	5,071,468
*	RPS Group P.L.C.	189,098	188,960
	RSA Insurance Group P.L.C.	95,325	878,805
	RWS Holdings P.L.C.	74,224	596,233
	Sabre Insurance Group P.L.C.	18,819	65,329
*	Saga P.L.C.	72,309	243,400
	Sage Group P.L.C. (The)	105,369	848,434
	Sanne Group P.L.C.	3,771	28,512
*	Savills P.L.C.	123,010	1,766,555
*	Scapa Group P.L.C.	4,851	14,482
	Schroders P.L.C.	11,345	529,057
	Schroders P.L.C.	4,379	138,535
*	Secure Trust Bank P.L.C.	460	5,531
*	Senior P.L.C.	341,631	444,703
	Severfield P.L.C.	85,810	82,256
	Severn Trent P.L.C.	20,628	652,112
*	SIG P.L.C.	449,991	177,644
*	Signature Aviation P.L.C.	477,886	2,684,857
	Smart Metering Systems P.L.C.	30,320	283,607
#	Smith & Nephew P.L.C., Sponsored ADR	6,168	260,660
	Smith & Nephew P.L.C.	40,935	861,837
	Smiths Group P.L.C.	39,969	771,963
	Softcat P.L.C.	85,111	1,752,543
	Spectris P.L.C.	50,025	2,072,558
*	Speedy Hire P.L.C.	339,245	311,035
	Spirax-Sarco Engineering P.L.C.	13,079	1,977,419
*	Spire Healthcare Group P.L.C.	288,419	637,736
	Spirent Communications P.L.C.	298,956	972,978
	SSE P.L.C.	144,102	2,919,063
	SSP Group P.L.C.	228,419	903,503
	St James's Place P.L.C.	121,396	1,942,819
	St. Modwen Properties P.L.C.	285,035	1,509,815
	Stagecoach Group P.L.C.	202,756	204,934
*	Standard Chartered P.L.C.	631,178	3,819,065
	Standard Life Aberdeen P.L.C.	1,072,476	4,415,020
*	SThree P.L.C.	84,180	370,603
*	Stobart Group, Ltd.	179,523	86,055
	Stock Spirits Group P.L.C.	99,575	370,430
*	Studio Retail Group P.L.C.	41,980	166,667
*	Superdry P.L.C.	43,269	122,932
	Synthomer P.L.C.	306,803	1,803,112
	TalkTalk Telecom Group P.L.C.	347,317	464,281
	Tate & Lyle P.L.C.	278,416	2,622,296
*	Taylor Wimpey P.L.C.	1,200,593	2,396,164
*	TBC Bank Group P.L.C.	25,308	420,089
*	Ted Baker P.L.C.	41,473	57,165
	Telecom Plus P.L.C.	53,037	944,673
*	TEN Entertainment Group P.L.C.	4,386	12,341

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Tesco P.L.C.	1,135,832	$3,716,894
*	Thomas Cook Group P.L.C.	850,887	0
*	TI Fluid Systems P.L.C.	5,995	20,834
*	Topps Tiles P.L.C.	105,193	94,522
	TP ICAP P.L.C.	443,303	1,351,484
*	Travis Perkins P.L.C.	242,688	4,466,029
	Trifast P.L.C.	53,698	102,822
*	TT Electronics P.L.C.	100,427	280,800
#	TUI AG	244,403	1,172,679
#*	Tullow Oil P.L.C.	1,347,157	469,751
*	Tyman P.L.C.	9,786	46,364
*	U & I Group P.L.C.	131,215	155,986
	UDG Healthcare P.L.C.	101,956	1,136,809
	Ultra Electronics Holdings P.L.C.	58,429	1,591,820
	Unilever P.L.C., Sponsored ADR	9,677	564,556
	United Utilities Group P.L.C.	34,058	429,294
*	Vectura Group P.L.C.	400,473	639,852
	Vertu Motors P.L.C.	177,200	76,577
	Vesuvius P.L.C.	205,981	1,400,988
	Victrex P.L.C.	35,242	1,126,615
*	Virgin Money UK P.L.C.	594,087	1,047,232
*	Vistry Group P.L.C.	116,853	1,345,716
*	Vitec Group P.L.C. (The)	10,300	134,743
#	Vodafone Group P.L.C., Sponsored ADR	105,683	1,812,467
	Volex P.L.C.	27,147	120,066
	Vp P.L.C.	1,659	18,095
	Watkin Jones P.L.C.	58,999	158,141
*	Weir Group P.L.C (The)	142,272	3,675,740
	WH Smith P.L.C.	56,421	1,178,153
*	Whitbread P.L.C.	76,602	2,911,107
*	William Hill P.L.C.	628,694	2,323,233
	Wincanton P.L.C.	41,710	165,064
*	Wizz Air Holdings P.L.C.	3,856	230,084
	Wm Morrison Supermarkets P.L.C.	1,071,069	2,626,684
	WPP P.L.C.	104,858	1,095,726
#*	Xaar P.L.C.	50,076	92,508
*	Young & Co's Brewery P.L.C., Class A	1,363	23,139
TOTAL UNITED KINGDOM			432,998,826
UNITED STATES — (0.1%)
*	Arko Corp.	10,269	89,280
*	Golden Star Resources, Ltd.	26,556	99,682
	Ovintiv, Inc.	119,829	1,888,495
	Ovintiv, Inc.	46,768	735,494
	Primo Water Corp.	73,648	1,137,862
	Primo Water Corp.	49,109	759,629
TOTAL UNITED STATES			4,710,442
TOTAL COMMON STOCKS			3,228,436,354
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	11,102	724,559
	Biotest AG	11,540	391,324
	Draegerwerk AG & Co. KGaA	8,065	687,724
	Fuchs Petrolub SE	37,278	2,121,029
	Henkel AG & Co. KGaA	5,107	528,940
	Jungheinrich AG	31,493	1,435,949

International Vector Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Porsche Automobil Holding SE	33,026	$2,293,816
#	Sartorius AG	4,869	2,420,358
	Sixt SE	11,719	794,044
	STO SE & Co. KGaA	1,710	271,380
	Villeroy & Boch AG	8,449	160,249
	Volkswagen AG	26,356	4,982,616
TOTAL GERMANY			16,811,988
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
#*	Cenovus Energy, Inc. Warrants 01/01/26	10,911	30,291
*	Pan American Silver Corp. Rights 02/22/29	212,979	163,994
*	Pan American Silver Corp. Rights 02/22/29	122,913	94,643
TOTAL CANADA			288,928
GERMANY — (0.0%)
*	7C Solarparken AG Rights 02/01/21	19,470	209
#*	HolidayCheck Group AG Rights 02/04/21	24,775	4,510
TOTAL GERMANY			4,719
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	926,726	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	36,211	17,841
*	Sacyr SA Rights 02/03/21	301,408	14,997
TOTAL SPAIN			32,838
SWEDEN — (0.0%)
#*	Modern Times Group MTG AB Rights 02/10/21	76,787	143,166
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	75,038	24,430
TOTAL RIGHTS/WARRANTS			494,081
TOTAL INVESTMENT SECURITIES (Cost $2,554,922,680)			3,245,742,423

			Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	11,584,144	134,040,134
TOTAL INVESTMENTS — (100.0%)
(Cost $2,688,934,895)^^			$3,379,782,557
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$217,879	$217,413,456	—	$217,631,335
Austria	—	23,044,637	—	23,044,637
Belgium	892,764	39,471,117	—	40,363,881

International Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$327,392,530	$1,135,439	—	$328,527,969
China	—	2,609,725	—	2,609,725
Denmark	—	81,643,521	—	81,643,521
Finland	—	57,087,751	—	57,087,751
France	372,082	226,118,500	—	226,490,582
Germany	7,342,687	203,624,800	—	210,967,487
Hong Kong	222,652	69,140,871	—	69,363,523
Ireland	13,137,442	19,247,260	—	32,384,702
Israel	2,312,239	26,774,972	—	29,087,211
Italy	623,845	81,187,360	—	81,811,205
Japan	12,937,731	743,916,447	—	756,854,178
Netherlands	25,239,523	110,273,444	—	135,512,967
New Zealand	13,629	18,687,348	—	18,700,977
Norway	43,206	28,335,813	—	28,379,019
Portugal	—	6,243,288	—	6,243,288
Singapore	—	28,111,652	—	28,111,652
Spain	2,625,961	64,309,275	—	66,935,236
Sweden	365,212	112,262,664	—	112,627,876
Switzerland	14,333,953	222,014,411	—	236,348,364
United Kingdom	47,163,859	385,834,967	—	432,998,826
United States	4,710,442	—	—	4,710,442
Preferred Stocks
Germany	—	16,811,988	—	16,811,988
Rights/Warrants
Canada	—	288,928	—	288,928
Germany	—	4,719	—	4,719
Spain	—	32,838	—	32,838
Sweden	—	143,166	—	143,166
Switzerland	—	24,430	—	24,430
Securities Lending Collateral	—	134,040,134	—	134,040,134
TOTAL	$459,947,636	$2,919,834,921	—	$3,379,782,557

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$148,389,532
Investment in Dimensional Emerging Markets Value Fund		83,904,753
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,292,478	24,376,132
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $236,996,958)^^		$256,670,417
Summary of the Portfolio’s investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$256,670,417	—	—	$256,670,417
TOTAL	$256,670,417	—	—	$256,670,417

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.8%)
AUSTRALIA — (5.3%)
	A2B Australia, Ltd.	25,878	$22,721
	Accent Group, Ltd.	81,685	143,489
	Adbri, Ltd.	73,673	160,594
*	Alliance Aviation Services, Ltd.	13,679	41,326
	Alumina, Ltd.	44,902	57,639
*	AMA Group, Ltd.	60,371	29,609
	AMP, Ltd.	720,370	812,541
	Ansell, Ltd.	16,306	455,807
	AUB Group, Ltd.	13,490	167,059
	Aurelia Metals, Ltd.	102,338	31,818
	Aurizon Holdings, Ltd.	153,829	433,903
	Austal, Ltd.	102,435	199,909
	Austin Engineering, Ltd.	60,306	8,036
*	Australian Agricultural Co., Ltd.	71,429	60,274
	Australian Pharmaceutical Industries, Ltd.	118,673	114,860
*	Australian Strategic Materials, Ltd.	10,091	38,317
	Australian Vintage, Ltd.	55,331	24,538
	Auswide Bank, Ltd.	2,707	12,611
	AVJennings, Ltd.	21,750	8,516
	Bank of Queensland, Ltd.	101,959	617,133
	Bapcor, Ltd.	55,304	315,857
	Base Resources, Ltd.	147,181	30,250
	Beach Energy, Ltd.	321,397	399,763
	Bega Cheese, Ltd.	38,123	162,582
	Bell Financial Group, Ltd.	35,130	46,978
	Bendigo & Adelaide Bank, Ltd.	148,589	1,038,523
	Bingo Industries, Ltd.	102,500	251,048
	BlueScope Steel, Ltd.	117,966	1,481,056
	Boral, Ltd.	353,036	1,297,690
	Brickworks, Ltd.	20,482	290,545
	BWX, Ltd.	18,426	57,463
*	Cardno, Ltd.	77,867	20,170
*	Cash Converters International, Ltd.	185,464	34,608
*	Catapult Group International, Ltd.	23,132	29,377
	Cedar Woods Properties, Ltd.	18,498	99,174
	Challenger, Ltd.	112,313	567,070
	Cleanaway Waste Management, Ltd.	407,020	685,696
*	ClearView Wealth, Ltd.	3,322	1,073
*	Collection House, Ltd.	26,152	6,995
*	Cooper Energy, Ltd.	312,489	77,184
*	Corporate Travel Management, Ltd.	8,754	110,729
	Costa Group Holdings, Ltd.	64,804	193,151
	Credit Corp. Group, Ltd.	8,429	181,446
	Crown Resorts, Ltd.	72,403	528,767
	CSR, Ltd.	102,646	411,846
*	Decmil Group, Ltd.	26,126	11,132
	Domain Holdings Australia, Ltd.	52,665	199,145
	Downer EDI, Ltd.	132,626	519,238
	Eagers Automotive, Ltd.	16,444	165,946
	Earlypay, Ltd.	19,031	5,672
*	Eclipx Group, Ltd.	61,114	78,795
	Elanor Investor Group	7,740	8,987
	Elders, Ltd.	18,468	149,740
*	Emeco Holdings, Ltd.	50,555	42,928
	EQT Holdings, Ltd.	4,693	98,112

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Estia Health, Ltd.	63,584	$90,372
	EVENT Hospitality and Entertainment, Ltd.	17,248	126,939
	Finbar Group, Ltd.	16,583	11,602
	Fleetwood, Ltd.	20,567	33,862
*	Flight Centre Travel Group, Ltd.	9,004	96,028
*	Freedom Foods Group, Ltd.	28,032	24,183
	G8 Education, Ltd.	201,393	172,744
	Genworth Mortgage Insurance Australia, Ltd.	70,577	122,062
	GrainCorp, Ltd., Class A	50,444	155,013
	Hansen Technologies, Ltd.	22,551	66,444
	Harvey Norman Holdings, Ltd.	107,795	436,578
	Healius, Ltd.	129,863	384,138
	Helloworld Travel, Ltd.	5,910	9,544
	HT&E, Ltd.	48,748	68,511
	Humm Group, Ltd.	54,044	46,569
*	Huon Aquaculture Group, Ltd.	6,856	15,717
	IGO, Ltd.	138,594	674,285
	Imdex, Ltd.	51,718	62,197
*	Incitec Pivot, Ltd.	550,502	1,103,140
*	Intega Group, Ltd.	77,867	18,678
	IOOF Holdings, Ltd.	128,806	304,340
	Japara Healthcare, Ltd.	61,133	34,718
	Jupiter Mines, Ltd.	301,697	67,816
	Link Administration Holdings, Ltd.	109,129	395,368
*	Lynas Rare Earths, Ltd.	92,625	336,509
	MACA, Ltd.	85,857	82,714
	Macmahon Holdings, Ltd.	268,775	54,321
*	Mayne Pharma Group, Ltd.	404,418	96,800
	McMillan Shakespeare, Ltd.	5,966	57,390
	McPherson's, Ltd.	13,297	13,885
*	Medusa Mining, Ltd.	76,973	45,948
*	Metals X, Ltd.	140,780	18,257
	Metcash, Ltd.	171,340	446,244
	Michael Hill International, Ltd.	12,726	6,573
	Mineral Resources, Ltd.	39,345	1,024,769
	Monadelphous Group, Ltd.	7,427	73,037
	Monash IVF Group, Ltd.	81,202	46,656
	Money3 Corp., Ltd.	40,091	83,300
	Mount Gibson Iron, Ltd.	63,201	40,818
*	Myer Holdings, Ltd.	241,875	56,742
	MyState, Ltd.	19,092	75,818
	Navigator Global Investments, Ltd.	25,565	40,033
	New Hope Corp., Ltd.	90,451	92,459
	Nine Entertainment Co. Holdings, Ltd.	366,679	671,899
	NRW Holdings, Ltd.	79,987	172,844
*	Nufarm, Ltd.	69,779	257,820
	Oil Search, Ltd.	220,399	647,960
	OM Holdings, Ltd.	28,351	18,583
	oOh!media, Ltd.	101,101	121,612
	Origin Energy, Ltd.	26,818	96,396
*	Orocobre, Ltd.	38,073	143,984
	Orora, Ltd.	167,128	319,148
	OZ Minerals, Ltd.	92,577	1,309,470
	Peet, Ltd.	63,144	59,239
	Pendal Group, Ltd.	47,485	222,679
	Perenti Global, Ltd.	179,324	176,864
	Perpetual, Ltd.	10,197	250,060
*	Perseus Mining, Ltd.	282,700	250,963
	Premier Investments, Ltd.	24,711	420,848

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Propel Funeral Partners, Ltd.	9,764	$22,359
*	Qantas Airways, Ltd.	91,832	314,211
	Qube Holdings, Ltd.	173,918	376,860
	Regis Resources, Ltd.	8,062	22,160
*	Reject Shop, Ltd. (The)	5,847	30,031
	Reliance Worldwide Corp., Ltd.	110,296	357,143
*	Resolute Mining, Ltd.	247,450	128,822
	Ridley Corp., Ltd.	59,215	40,591
	Sandfire Resources, Ltd.	38,140	138,170
	SeaLink Travel Group, Ltd.	921	4,533
	Select Harvests, Ltd.	25,006	99,263
*	Senex Energy, Ltd.	349,156	86,147
	Servcorp, Ltd.	9,721	21,208
	Service Stream, Ltd.	7,809	11,320
	SG Fleet Group, Ltd.	15,625	28,594
*	Sigma Healthcare, Ltd.	198,428	99,697
*	Silver Lake Resources, Ltd.	219,062	265,285
	Sims, Ltd.	38,162	354,283
	Southern Cross Electrical Engineering, Ltd.	15,526	7,096
*	Southern Cross Media Group, Ltd.	69,754	114,384
*	SpeedCast International, Ltd.	40,831	4,621
	SRG Global, Ltd.	67,640	23,156
	St Barbara, Ltd.	110,335	184,156
	Star Entertainment Grp, Ltd. (The)	186,498	487,799
	Steadfast Group, Ltd.	135,991	413,338
	Sunland Group, Ltd.	37,093	68,590
	Super Retail Group, Ltd.	37,069	316,316
*	Superloop, Ltd.	55,252	39,893
	Tabcorp Holdings, Ltd.	464,914	1,408,867
	Tassal Group, Ltd.	58,211	154,531
	Treasury Wine Estates, Ltd.	4,289	32,814
	Tribune Resources, Ltd.	2,830	13,173
*	Tuas, Ltd.	29,329	16,667
	United Malt Grp, Ltd.	57,748	175,688
	Virtus Health, Ltd.	19,783	86,527
	Vita Group, Ltd.	28,316	22,768
	Viva Energy Group, Ltd.	123,200	163,902
*	Vocus Group, Ltd.	149,537	467,768
	Webjet, Ltd.	46,700	168,828
	Western Areas, Ltd.	76,393	136,018
*	Westgold Resources, Ltd.	71,484	127,371
	Whitehaven Coal, Ltd.	205,118	232,763
	Worley, Ltd.	68,218	591,160
*	WPP AUNZ, Ltd.	65,277	34,463
TOTAL AUSTRALIA			33,286,260
AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	3,056	64,975
	AT&S Austria Technologie & Systemtechnik AG	1,774	56,429
*	BAWAG Group AG	9,450	410,864
*	Erste Group Bank AG	35,387	1,080,690
	EVN AG	8,148	190,377
	OMV AG	7,058	296,167
*	POLYTEC Holding AG	3,462	35,822
*	Porr AG	1,672	28,116
*	Raiffeisen Bank International AG	46,243	903,981
	Strabag SE	3,802	131,036
	UNIQA Insurance Group AG	33,078	256,237
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,748	249,554

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	voestalpine AG	34,921	$1,274,525
	Zumtobel Group AG	2,953	24,346
TOTAL AUSTRIA			5,003,119
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	4,921	752,138
	Ageas SA	32,791	1,678,800
*	AGFA-Gevaert NV	29,996	138,922
	Atenor	660	44,971
	Banque Nationale de Belgique	33	71,590
	Barco NV	10,162	196,315
	Bekaert SA	8,217	282,641
*	Cie d'Entreprises CFE	1,496	151,824
*	Deceuninck NV	15,841	45,553
	D'ieteren SA	4,391	346,201
	Econocom Group SA	17,828	55,078
	Euronav NV	42,244	338,514
*	EVS Broadcast Equipment SA	1,376	25,526
*	Exmar NV	8,225	29,117
	Gimv NV	3,938	234,746
	Immobel SA	1,012	78,488
*	Jensen-Group NV	937	26,665
*	Ontex Group NV	16,041	181,918
	Orange Belgium SA	3,040	82,000
	Picanol	480	40,466
	Proximus SADP	25,804	543,772
	Recticel SA	10,448	150,747
*	Sioen Industries NV	1,329	36,212
*	Sipef NV	1,474	82,024
	Solvay SA	6,156	700,183
*	Tessenderlo Group SA	5,297	226,008
	Van de Velde NV	471	12,452
	VGP NV	79	12,948
	Viohalco SA	1,948	8,123
TOTAL BELGIUM			6,573,942
BRAZIL — (0.9%)
	Alliar Medicos A Frente SA	8,300	16,216
*	Anima Holding SA	12,812	78,515
	BK Brasil Operacao e Assessoria a Restaurantes SA	23,900	41,934
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,900	41,935
*	BRF SA	102,300	396,755
	Camil Alimentos SA	30,200	58,453
	CCR SA	9,900	21,930
	Cia Brasileira de Distribuicao	28,519	393,430
	Cia de Locacao das Americas	58,260	278,554
	Cia Hering	12,800	40,379
	Cielo SA	199,768	150,061
*	Cogna Educacao	334,586	276,406
	Construtora Tenda SA	22,584	119,991
	CSU Cardsystem SA	11,000	30,519
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	42,324	198,261
	Direcional Engenharia SA	24,900	63,304
	Duratex SA	87,395	317,385
*	Embraer SA	74,689	119,991
*	Embraer SA, Sponsored ADR	13,637	87,550
	Enauta Participacoes SA	13,600	28,461
	Even Construtora e Incorporadora SA	37,197	77,094

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ez Tec Empreendimentos e Participacoes SA	12,335	$82,693
	Fras-Le SA	7,200	13,738
*	Gafisa SA	27,314	22,614
	Grendene SA	73,400	103,431
	Guararapes Confeccoes SA	24,500	66,944
*	Helbor Empreendimentos SA	11,820	21,842
	Hypera SA	28,912	170,627
	Iguatemi Empresa de Shopping Centers SA	13,300	83,401
	Industrias Romi SA	4,783	13,882
*	International Meal Co. Alimentacao SA, Class A	52,337	33,671
	Iochpe-Maxion SA	24,626	62,967
	IRB Brasil Resseguros SA	18,741	24,662
	JHSF Participacoes SA	39,476	52,092
	Kepler Weber SA	7,900	53,654
	M Dias Branco SA	11,078	61,025
	Mahle-Metal Leve SA	9,500	32,799
	Marcopolo SA	31,900	15,800
*	Marisa Lojas SA	8,732	9,991
*	Mills Estruturas e Servicos de Engenharia SA	27,900	29,321
	Movida Participacoes SA	18,376	63,409
	MRV Engenharia e Participacoes SA	71,100	246,902
	Multiplan Empreendimentos Imobiliarios SA	30,400	117,791
*	Petro Rio SA	18,100	233,189
	Porto Seguro SA	18,884	166,288
	Portobello SA	25,600	37,244
*	Restoque Comercio e Confeccoes de Roupas SA	5,119	4,154
	Santos Brasil Participacoes SA	37,300	41,994
	Sao Carlos Empreendimentos e Participacoes SA	3,700	25,778
	Sao Martinho SA	36,952	201,192
	Ser Educacional SA	13,793	37,083
	SLC Agricola SA	26,745	169,276
	Smiles Fidelidade SA	8,300	32,570
	Sul America SA	23,010	167,842
*	Tecnisa SA	7,380	11,667
	Trisul SA	15,300	30,201
*	Tupy SA	18,296	70,657
	Ultrapar Participacoes SA	61,797	245,995
	Unipar Carbocloro SA	2,916	28,129
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,000	62,156
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,559	29,205
*	Vulcabras Azaleia SA	17,600	26,281
	YDUQS Participacoes SA	7,900	48,442
TOTAL BRAZIL			5,889,723
CANADA — (7.3%)
*	5N Plus, Inc.	8,500	24,196
	Acadian Timber Corp.	3,300	42,348
*	Advantage Oil & Gas, Ltd.	43,500	64,974
	Aecon Group, Inc.	14,609	188,503
	AG Growth International, Inc.	2,000	55,460
	AGF Management, Ltd., Class B	22,400	113,161
*	Air Canada	15,753	246,628
	AirBoss of America Corp.	3,100	40,412
	Alamos Gold, Inc., Class A	102,967	826,152
	Alamos Gold, Inc., Class A	1,380	11,040
	Alaris Equity Partners Income	11,300	141,388
	Algoma Central Corp.	2,700	28,483
	AltaGas, Ltd.	65,573	973,788

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Altius Minerals Corp.	5,700	$65,792
	Andrew Peller, Ltd., Class A	2,400	19,238
	ARC Resources, Ltd.	101,495	469,080
*	Argonaut Gold, Inc.	50,107	90,908
*	ATS Automation Tooling Systems, Inc.	3,400	58,335
	AutoCanada, Inc.	6,478	140,933
	B2Gold Corp.	16,602	82,180
*	Baytex Energy Corp.	120,358	71,532
	Birchcliff Energy, Ltd.	79,334	134,007
*	Black Diamond Group, Ltd.	9,300	19,345
*	BlackBerry, Ltd.	84,656	1,193,650
	Cameco Corp.	60,565	753,540
	Cameco Corp.	24,071	298,962
	Canaccord Genuity Group, Inc.	15,895	145,929
	Canacol Energy, Ltd.	17,600	50,099
	Canadian Western Bank	25,124	558,966
*	Canfor Corp.	13,400	247,409
	Canfor Pulp Products, Inc.	8,800	58,426
	CanWel Building Materials Group, Ltd.	15,457	88,119
*	Capstone Mining Corp.	118,700	245,986
	Cascades, Inc.	27,037	327,721
*	Celestica, Inc.	15,058	121,518
*	Celestica, Inc.	14,941	121,164
	Cenovus Energy, Inc.	41,522	245,154
	Cenovus Energy, Inc.	178,012	1,052,051
	Centerra Gold, Inc.	52,346	542,393
	Cervus Equipment Corp.	2,400	23,385
	CES Energy Solutions Corp.	77,075	84,383
*	China Gold International Resources Corp., Ltd.	61,049	122,695
	CI Financial Corp.	5,100	63,334
	Cogeco Communications, Inc.	1,521	129,637
	Cogeco, Inc.	1,100	79,114
*	Copper Mountain Mining Corp.	45,910	76,831
	Corus Entertainment, Inc., Class B	42,879	158,942
	Crescent Point Energy Corp.	108,306	298,133
	Dexterra Group, Inc.	11,120	52,176
*	Dorel Industries, Inc., Class B	8,800	102,262
	DREAM Unlimited Corp., Class A	10,700	172,706
	Dundee Precious Metals, Inc.	49,900	317,253
	Dynacor Gold Mines, Inc.	5,700	8,380
	ECN Capital Corp.	78,797	419,018
	E-L Financial Corp., Ltd.	400	252,747
*	Eldorado Gold Corp.	40,242	451,596
	Element Fleet Management Corp.	116,683	1,084,023
	Endeavour Mining Corp.	14,047	298,347
	Enerflex, Ltd.	26,929	138,567
	Enerplus Corp.	62,163	192,505
	Ensign Energy Services, Inc.	38,662	31,141
	Equitable Group, Inc.	2,653	214,564
	Exchange Income Corp.	1,500	42,569
	Exco Technologies, Ltd.	7,000	53,099
*	EXFO, Inc.	7,100	25,818
	Fairfax Financial Holdings, Ltd.	4,683	1,698,954
	Fiera Capital Corp.	9,080	77,397
	Finning International, Inc.	15,085	314,971
	First Quantum Minerals, Ltd.	149,128	2,484,009
*	Fortuna Silver Mines, Inc.	40,777	315,374
	Frontera Energy Corp.	8,265	24,044
*	Galiano Gold, Inc.	46,170	53,075

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Gildan Activewear, Inc.	15,598	$388,702
*	GoldMoney, Inc.	8,400	20,823
*	Gran Tierra Energy, Inc.	122,760	71,040
	Hardwoods Distribution, Inc.	1,900	40,622
*	Heroux-Devtek, Inc.	6,600	65,806
	High Liner Foods, Inc.	6,800	62,696
	HLS Therapeutics, Inc.	1,200	15,362
*	Home Capital Group, Inc.	16,933	399,639
	Hudbay Minerals, Inc.	63,353	360,672
	iA Financial Corp., Inc.	19,844	884,232
*	IAMGOLD Corp.	128,872	437,384
	IGM Financial, Inc.	10,536	279,230
	Imperial Oil, Ltd.	13,171	250,512
	Inter Pipeline, Ltd.	56,121	563,075
*	Interfor Corp.	15,644	291,532
*	Intertain Group, Ltd. (The)	3,800	35,581
*	Kelt Exploration, Ltd.	39,890	55,526
	Keyera Corp.	30,491	572,742
	Kinross Gold Corp.	147,235	1,028,198
	Kinross Gold Corp.	15,197	106,075
	Kirkland Lake Gold, Ltd.	900	34,578
	KP Tissue, Inc.	3,200	25,825
*	Largo Resources, Ltd.	19,000	26,596
	Lassonde Industries, Inc., Class A	500	68,113
	Laurentian Bank of Canada	12,495	301,932
	Leon's Furniture, Ltd.	6,700	107,934
*	Lightstream Resources, Ltd.	32,000	0
	Linamar Corp.	11,026	562,876
*	Lucara Diamond Corp.	52,116	30,974
	Lundin Mining Corp.	149,714	1,334,694
	Magellan Aerospace Corp.	4,179	29,445
*	Major Drilling Group International, Inc.	25,700	140,282
	Maple Leaf Foods, Inc.	5,700	111,392
	Martinrea International, Inc.	21,337	226,260
*	Mav Beauty Brands, Inc.	2,700	14,653
*	MDF Commerce, Inc.	2,900	33,791
	Medical Facilities Corp.	7,992	42,249
*	MEG Energy Corp.	55,409	184,588
	Melcor Developments, Ltd.	4,500	33,396
	Methanex Corp.	6,800	225,257
	Methanex Corp.	2,492	82,510
	MTY Food Group, Inc.	1,900	76,104
	Mullen Group, Ltd.	26,838	217,013
*	New Gold, Inc.	163,375	309,183
	NFI Group, Inc.	6,700	147,544
	Norbord, Inc.	5,400	232,902
	North American Construction Group, Ltd.	3,400	31,348
*	NuVista Energy, Ltd.	38,400	32,432
*	OceanaGold Corp.	171,419	301,617
	Onex Corp.	17,729	938,892
	Osisko Gold Royalties, Ltd.	20,312	226,986
*	Paramount Resources, Ltd., Class A	16,672	83,701
*	Parex Resources, Inc.	30,636	463,583
	Park Lawn Corp.	6,223	150,033
	Pason Systems, Inc.	8,900	59,159
	Peyto Exploration & Development Corp.	41,697	115,105
	PHX Energy Services Corp.	11,400	22,287
	Pinnacle Renewable Energy, Inc.	4,000	29,247
	Pizza Pizza Royalty Corp.	7,500	55,425

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Polaris Infrastructure, Inc.	6,400	$104,802
*	Precision Drilling Corp.	4,380	85,322
*	Premier Gold Mines, Ltd.	52,283	129,214
*	Pretium Resources, Inc.	35,160	379,439
	Quarterhill, Inc.	34,899	70,139
	Recipe Unlimited Corp.	1,300	16,591
	RF Capital Group, Inc.	13,617	17,570
	Rogers Sugar, Inc.	21,100	89,928
	Russel Metals, Inc.	13,098	235,175
*	Sandstorm Gold, Ltd.	13,800	89,148
	Secure Energy Services, Inc.	45,410	91,264
*	Seven Generations Energy, Ltd., Class A	74,916	359,714
	Shaw Communications, Inc., Class B	49,246	843,584
	ShawCor, Ltd.	19,761	62,432
	Sienna Senior Living, Inc.	10,900	112,090
*	Sierra Wireless, Inc.	9,362	173,293
	Sleep Country Canada Holdings, Inc.	3,300	67,871
	SNC-Lavalin Group, Inc.	22,369	370,324
*	Spin Master Corp.	900	19,144
*	SSR Mining, Inc.	45,730	803,910
*	SSR Mining, Inc.	2,000	35,190
	Stantec, Inc.	4,300	152,665
	Stelco Holdings, Inc.	5,000	80,547
	Stella-Jones, Inc.	5,909	212,377
*	Storm Resources, Ltd.	23,000	41,369
	Superior Plus Corp.	30,934	292,709
*	Tamarack Valley Energy, Ltd.	61,000	63,445
*	Taseko Mines, Ltd.	51,903	62,913
	Teck Resources, Ltd., Class B	76,113	1,391,346
*	Teranga Gold Corp.	31,550	312,108
	Tidewater Midstream and Infrastructure, Ltd.	79,505	55,335
	Timbercreek Financial Corp.	19,632	132,646
*	TMAC Resources, Inc.	9,000	15,484
	TMX Group, Ltd.	4,049	390,541
	TORC Oil & Gas, Ltd.	41,245	81,603
*	Torex Gold Resources, Inc.	19,551	257,469
	Total Energy Services, Inc.	13,332	32,320
	Tourmaline Oil Corp.	65,693	936,013
	TransAlta Corp.	85,610	751,159
	Transcontinental, Inc., Class A	19,296	309,641
*	TransGlobe Energy Corp.	24,100	24,877
*	Trican Well Service, Ltd.	70,475	94,243
*	Turquoise Hill Resources, Ltd.	10,890	119,790
*	Turquoise Hill Resources, Ltd.	8,931	98,476
	Uni-Select, Inc.	12,250	65,046
	Vermilion Energy, Inc.	29,347	128,519
	VersaBank	3,835	32,959
	Wajax Corp.	6,900	102,522
	West Fraser Timber Co., Ltd.	15,631	1,001,606
	Western Forest Products, Inc.	106,255	104,697
	Westshore Terminals Investment Corp.	7,400	92,648
	Whitecap Resources, Inc.	113,555	406,711
	Winpak, Ltd.	2,712	85,321
	Yamana Gold, Inc.	273,095	1,274,977
TOTAL CANADA			46,219,600
CHILE — (0.1%)
	Camanchaca SA	88,923	7,806
	CAP SA	11,785	149,929

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cencosud SA	37,378	$64,848
*	Cia Sud Americana de Vapores SA	4,147,054	174,900
	Empresa Nacional de Telecomunicaciones SA	9,779	59,897
	Grupo Security SA	170,532	34,760
	Inversiones Aguas Metropolitanas SA	25,849	20,401
	Itau CorpBanca Chile SA	18,222,290	62,010
	Itau CorpBanca Chile SA, ADR	900	4,536
	Ripley Corp. SA	146,339	43,401
	Salfacorp SA	78,027	49,010
	Sociedad Matriz SAAM SA	862,403	66,894
	Socovesa SA	37,323	11,053
	SONDA SA	34,230	19,786
TOTAL CHILE			769,231
CHINA — (8.4%)
*	3SBio, Inc.	173,500	161,286
	AAC Technologies Holdings, Inc.	81,000	439,224
	AAG Energy Holdings, Ltd.	149,000	24,363
*	Advanced Technology & Materials Co., Ltd., Class A	23,600	22,974
	Agile Group Holdings, Ltd.	338,000	419,987
	Air China, Ltd., Class H	324,000	224,200
*	Aluminum Corp. of China, Ltd., Class H	930,000	282,092
	Angang Steel Co., Ltd., Class H	334,200	130,933
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	84,200	116,518
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,300	16,751
	Anhui Xinhua Media Co., Ltd., Class A	51,300	37,717
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	11,700	17,924
*	Anton Oilfield Services Group	432,000	26,302
	APT Satellite Holdings, Ltd.	81,000	23,342
	Asia Cement China Holdings Corp.	100,500	86,293
	Avic Heavy Machinery Co., Ltd., Class A	5,500	16,428
#*	AVIC International Holding HK, Ltd.	846,000	16,646
	AviChina Industry & Technology Co., Ltd., Class H	532,000	397,743
	BAIC Motor Corp., Ltd., Class H	320,500	112,716
	Bank of Changsha Co., Ltd., Class A	15,100	23,355
	Bank of Chengdu Co., Ltd., Class A	21,500	34,589
	Bank of Chongqing Co., Ltd., Class H	124,500	78,764
	Bank of Tianjin Co Ltd., Class H	63,000	25,372
	Bank of Zhengzhou Co., Ltd., Class H	30,800	7,850
*	Baoye Group Co., Ltd., Class H	46,000	21,644
	BBMG Corp., Class H	521,000	101,124
	Beijing Capital Co., Ltd., Class A	57,590	25,091
	Beijing Capital Development Co., Ltd., Class A	82,700	72,598
	Beijing Capital International Airport Co., Ltd., Class H	420,000	322,830
	Beijing Capital Land, Ltd., Class H	387,999	69,034
*	Beijing Enterprises Clean Energy Group, Ltd.	2,900,000	40,931
	Beijing Enterprises Holdings, Ltd.	125,000	408,602
	Beijing Enterprises Water Group, Ltd.	1,018,000	413,394
*	Beijing Gas Blue Sky Holdings, Ltd.	824,000	12,328
	Beijing North Star Co., Ltd., Class H	266,000	48,522
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	28,700	17,584
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	10,800	15,771
	Beijing Originwater Technology Co., Ltd., Class A	32,200	35,940
*	Beijing Shougang Co., Ltd., Class A	34,501	20,268
	Beijing SL Pharmaceutical Co., Ltd., Class A	5,700	7,489
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	83,000	20,831
	Beijing Yanjing Brewery Co., Ltd., Class A	21,089	21,386

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	15,200	$22,248
	Bestsun Energy Co., Ltd., Class A	22,800	18,472
	Binhai Investment Co., Ltd.	52,000	8,692
	Blue Sail Medical Co., Ltd., Class A	6,000	22,540
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	23,800	23,561
*	Bohai Leasing Co., Ltd., Class A	39,800	14,443
	Bosideng International Holdings, Ltd.	220,000	97,277
	Brilliance China Automotive Holdings, Ltd.	712,000	556,656
	BTG Hotels Group Co., Ltd., Class A	7,900	26,483
	BYD Electronic International Co., Ltd.	40,500	278,930
	Cabbeen Fashion, Ltd.	48,000	17,359
*	Capital Environment Holdings, Ltd.	1,066,000	18,981
	Carrianna Group Holdings Co., Ltd.	118,000	6,999
	CECEP Wind-Power Corp., Class A	52,500	28,616
	Central China Real Estate, Ltd.	166,000	69,110
*	CGN New Energy Holdings Co., Ltd.	292,000	63,546
	Chaowei Power Holdings, Ltd.	129,000	54,709
	China Aerospace International Holdings, Ltd.	540,000	46,516
	China Aerospace Times Electronics Co., Ltd., Class A	21,800	22,409
	China Aoyuan Group, Ltd.	256,000	225,223
	China Beststudy Education Group	30,000	10,427
	China CAMC Engineering Co., Ltd., Class A	10,100	10,090
	China Cinda Asset Management Co., Ltd., Class H	2,690,000	508,521
	China Coal Energy Co., Ltd., Class H	460,000	133,290
	China Communications Services Corp., Ltd., Class H	316,000	141,014
	China Conch Venture Holdings, Ltd.	45,000	213,963
	China Development Bank Financial Leasing Co., Ltd., Class H	108,000	15,125
*	China Dili Group	200,800	64,160
	China Eastern Airlines Corp., Ltd., ADR	4,767	95,626
	China Eastern Airlines Corp., Ltd., Class H	186,000	74,591
	China Electronics Huada Technology Co., Ltd.	240,000	25,911
	China Electronics Optics Valley Union Holding Co., Ltd.	656,000	35,111
	China Energy Engineering Corp., Ltd., Class H	1,244,000	120,065
#	China Everbright Greentech, Ltd.	157,000	67,261
	China Everbright Water, Ltd.	62,444	10,527
	China Foods, Ltd.	162,000	66,950
	China Galaxy Securities Co., Ltd., Class H	404,500	241,910
	China Gezhouba Group Co., Ltd., Class A	53,500	53,570
*	China Glass Holdings, Ltd.	94,000	9,924
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	76,000	61,475
	China Harmony Auto Holding, Ltd.	209,500	92,271
	China High Speed Transmission Equipment Group Co., Ltd.	102,000	95,988
	China Hongqiao Group, Ltd.	381,500	336,818
	China International Marine Containers Group Co., Ltd., Class H	129,480	208,516
	China Jinmao Holdings Group, Ltd.	664,000	259,889
	China Lesso Group Holdings, Ltd.	119,000	197,417
	China Lilang, Ltd.	89,000	59,923
#*	China Maple Leaf Educational Systems, Ltd.	366,000	88,550
	China Medical System Holdings, Ltd.	160,000	229,239
	China Meheco Co., Ltd., Class A	9,200	19,247
	China Merchants Land, Ltd.	330,000	47,464
	China Merchants Port Holdings Co., Ltd.	359,299	500,161
#*	China Modern Dairy Holdings, Ltd.	635,000	204,660
	China National Accord Medicines Corp., Ltd., Class A	5,600	33,188
	China National Building Material Co., Ltd., Class H	918,200	1,094,323
	China National Medicines Corp., Ltd., Class A	13,000	79,563
*	China Oil & Gas Group, Ltd.	1,120,000	58,417
	China Oilfield Services, Ltd., Class H	308,000	339,098
	China Overseas Grand Oceans Group, Ltd.	394,500	200,599

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Railway Group, Ltd., Class H	334,000	$151,617
	China Reinsurance Group Corp., Class H	1,262,000	131,399
	China Renaissance Holdings, Ltd.	11,400	35,801
	China Resources Cement Holdings, Ltd.	500,000	551,158
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	10,600	18,407
	China Resources Medical Holdings Co., Ltd.	199,500	196,212
#	China Resources Pharmaceutical Group, Ltd.	365,000	191,674
	China Sanjiang Fine Chemicals Co., Ltd.	169,000	58,501
	China SCE Group Holdings, Ltd.	458,000	172,159
*	China Shanshui Cement Group, Ltd.	270,000	62,940
*	China Shengmu Organic Milk, Ltd.	623,000	61,811
*	China Shuifa Singyes Energy Holdings, Ltd.	151,000	29,167
*	China Silver Group, Ltd.	182,000	19,407
	China South City Holdings, Ltd.	1,034,000	111,580
	China South Publishing & Media Group Co., Ltd., Class A	18,500	26,867
*	China Southern Airlines Co., Ltd., Class H	412,000	229,406
*	China Sunshine Paper Holdings Co., Ltd.	46,000	10,047
	China Taiping Insurance Holdings Co., Ltd.	406,000	716,771
#*	China Tianrui Group Cement Co., Ltd.	50,000	44,635
*	China Tianying, Inc., Class A	27,400	16,331
	China Traditional Chinese Medicine Holdings Co., Ltd.	530,000	293,941
*	China Travel International Investment Hong Kong, Ltd.	538,000	73,332
	China Vast Industrial Urban Development Co., Ltd.	95,000	37,982
	China West Construction Group Co., Ltd., Class A	13,900	17,707
	China XLX Fertiliser, Ltd.	112,000	46,102
	China Yongda Automobiles Services Holdings, Ltd.	187,500	262,393
*	China ZhengTong Auto Services Holdings, Ltd.	255,500	24,931
#	China Zheshang Bank Co., Ltd., Class H	81,000	39,266
*	China Zhongwang Holdings, Ltd.	367,600	87,494
	Chinasoft International, Ltd.	450,000	544,618
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	17,583	26,355
	Chongqing Department Store Co., Ltd., Class A	4,700	19,814
	Chongqing Rural Commercial Bank Co., Ltd., Class H	615,000	264,476
	CIFI Holdings Group Co., Ltd.	418,779	343,273
	CIMC Enric Holdings, Ltd.	150,000	92,289
*	CITIC Resources Holdings, Ltd.	702,000	26,671
	CITIC Telecom International Holdings, Ltd.	281,000	88,617
#*	Citychamp Watch & Jewellery Group, Ltd.	196,000	38,930
*	CMST Development Co., Ltd., Class A	78,700	53,953
	COFCO Biotechnology Co., Ltd., Class A	24,800	41,726
#	Colour Life Services Group Co., Ltd.	85,346	36,969
#	Comba Telecom Systems Holdings, Ltd.	62,000	18,366
	Concord New Energy Group, Ltd.	1,350,000	90,441
	Consun Pharmaceutical Group, Ltd.	68,000	27,885
*	Coolpad Group, Ltd.	512,000	18,711
	COSCO SHIPPING Development Co., Ltd., Class H	845,000	133,692
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	288,000	115,166
*	COSCO SHIPPING Holdings Co., Ltd., Class H	120,000	121,461
	CP Pokphand Co., Ltd.	1,350,000	139,005
	CPMC Holdings, Ltd.	145,000	73,048
	CSG Holding Co., Ltd., Class A	23,200	23,588
#*	CT Environmental Group, Ltd.	532,000	4,378
	D&O Home Collection Co., Ltd., Class A	5,700	17,266
*	Da Ming International Holdings, Ltd.	72,000	18,615
	DaFa Properties Group, Ltd.	12,000	10,954
	Dare Power Dekor Home Co., Ltd., Class A	6,400	12,378
	Dashang Co., Ltd., Class A	12,618	35,292
	Dawnrays Pharmaceutical Holdings, Ltd.	184,000	28,444
	Dexin China Holdings Co., Ltd.	52,000	19,811

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Differ Group Holding Co., Ltd.	346,000	$32,990
	Dongfeng Motor Group Co., Ltd., Class H	256,000	252,170
	Dongjiang Environmental Co., Ltd., Class H	14,800	9,441
	Dongyue Group, Ltd.	282,000	195,409
*	Easysight Supply Chain Management Co., Ltd., Class A	6,200	7,041
	Electric Connector Technology Co., Ltd., Class A	4,900	25,034
	ENN Natural Gas Co., Ltd., Class A	11,100	26,456
	Essex Bio-technology, Ltd.	20,000	10,014
	EVA Precision Industrial Holdings, Ltd.	164,000	14,187
*	Fangda Carbon New Material Co., Ltd., Class A	75,180	87,729
*	Fangda Special Steel Technology Co., Ltd., Class A	26,900	26,389
	Fanhua, Inc., Sponsored ADR	2,428	39,067
	Fantasia Holdings Group Co., Ltd.	432,000	63,149
	Far East Horizon, Ltd.	524,000	540,263
	Financial Street Holdings Co., Ltd., Class A	67,200	62,731
	FinVolution Group	5,400	18,630
	Fosun International, Ltd.	606,000	919,878
	Fufeng Group, Ltd.	367,000	142,967
	Fujian Longking Co., Ltd., Class A	40,900	54,413
	Fujian Sunner Development Co., Ltd., Class A	13,100	57,930
#*	Fullshare Holdings, Ltd.	2,040,000	39,197
	Gansu Qilianshan Cement Group Co., Ltd., Class A	7,600	14,708
*	GCL-Poly Energy Holdings, Ltd.	3,045,000	936,564
	Gemdale Properties & Investment Corp., Ltd.	1,168,000	165,087
	Genertec Universal Medical Group Co., Ltd.	257,000	195,963
	GF Securities Co., Ltd., Class H	106,600	155,339
*	Glorious Property Holdings, Ltd.	64,000	2,104
*	Glory Sun Financial Group, Ltd.	284,000	11,152
	Golden Eagle Retail Group, Ltd.	10,000	9,037
	Golden Wheel Tiandi Holdings Co., Ltd.	110,000	7,438
	Goldlion Holdings, Ltd.	60,000	12,206
#*	GOME Retail Holdings, Ltd.	465,000	74,715
*	Grand Baoxin Auto Group, Ltd.	153,000	16,150
	Grandjoy Holdings Group Co., Ltd., Class A	67,200	41,798
	Greattown Holdings, Ltd., Class A	24,300	13,866
	Greatview Aseptic Packaging Co., Ltd.	145,000	79,368
	Greenland Hong Kong Holdings, Ltd.	219,000	64,427
	Greentown China Holdings, Ltd.	160,500	209,665
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	7,300	7,523
*	Guangdong HEC Technology Holding Co., Ltd., Class A	32,900	23,586
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,100	11,541
*	Guanghui Energy Co., Ltd., Class A	139,750	52,666
	Guangshen Railway Co., Ltd., Class H	366,000	65,968
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	39,700	16,732
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	22,000	55,165
	Guangzhou R&F Properties Co., Ltd., Class H	306,800	377,359
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	18,503	19,377
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	30,400	38,070
	Guorui Properties, Ltd.	215,000	21,040
*	Guosheng Financial Holding, Inc., Class A	16,000	23,738
	Guoyuan Securities Co., Ltd., Class A	62,010	77,193
*	Haichang Ocean Park Holdings, Ltd.	264,000	16,993
*	Hainan Meilan International Airport Co., Ltd., Class H	36,000	208,571
	Haitian International Holdings, Ltd.	77,000	277,615
*	Hand Enterprise Solutions Co., Ltd., Class A	15,300	16,229
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	30,400	20,355
	Harbin Bank Co., Ltd., Class H	258,000	33,531
*	Harbin Electric Co., Ltd., Class H	166,000	46,532
*	Harbin Pharmaceutical Group Co., Ltd., Class A	112,200	45,029

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Harmonicare Medical Holdings, Ltd.	118,000	$23,286
#*	HC Group, Inc.	168,000	22,464
	Henan Pinggao Electric Co., Ltd., Class A	20,100	19,829
*	Hesteel Co., Ltd., Class A	133,300	42,402
	Hisense Home Appliances Group Co., Ltd., Class H	90,000	153,200
	HKC Holdings, Ltd.	41,000	40,484
	Holitech Technology Co., Ltd., Class A	31,600	17,500
*	Honghua Group, Ltd.	573,000	18,021
	Honworld Group, Ltd.	49,000	16,021
	Hopson Development Holdings, Ltd.	170,000	433,843
*	Hua Hong Semiconductor, Ltd.	97,000	580,906
	Huafa Industrial Co., Ltd. Zhuhai, Class A	22,100	21,726
	Huafon Microfibre Shanghai Technology Co., Ltd.	20,900	17,595
	Huaxi Securities Co., Ltd., Class A	11,600	18,102
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	116,000	71,108
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	9,000	25,812
*	Hubei Kaile Science & Technology Co., Ltd., Class A	5,500	7,672
	Huishang Bank Corp., Ltd., Class H	173,800	58,432
	Hunan Gold Corp., Ltd., Class A	19,200	23,107
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	12,300	16,886
	Inner Mongolia Yitai Coal Co., Ltd., Class H	28,300	18,389
*	Inspur International, Ltd.	72,000	18,067
#	Jiangnan Group, Ltd.	1,026,000	47,583
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	64,400	69,051
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	29,000	39,621
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	21,600	18,731
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	15,200	18,147
	Jiangsu Zhongtian Technology Co., Ltd., Class A	33,600	54,373
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	31,800	19,075
	Jiangxi Bank Co., Ltd., Class H	25,500	10,493
	Jiangxi Copper Co., Ltd., Class H	299,000	491,207
	Jiayuan International Group, Ltd.	217,418	84,358
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	8,700	20,701
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	30,868	9,946
	Jinduicheng Molybdenum Co., Ltd., Class A	20,700	17,693
	Jingrui Holdings, Ltd.	113,000	37,436
*	JinkoSolar Holding Co., Ltd., ADR	9,956	617,172
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	93,800	67,871
	Jinneng Science&Technology Co., Ltd., Class A	5,500	16,581
*	Jointown Pharmaceutical Group Co., Ltd., Class A	15,600	45,568
	Joy City Property, Ltd.	934,000	56,929
	Ju Teng International Holdings, Ltd.	238,000	67,318
	K Wah International Holdings, Ltd.	225,000	106,019
	Kaisa Group Holdings, Ltd.	626,000	288,271
*	Kangda International Environmental Co., Ltd.	94,000	7,999
#*	Kasen International Holdings, Ltd.	167,000	22,110
	Kingboard Holdings, Ltd.	160,500	654,043
	Kingboard Laminates Holdings, Ltd.	208,000	334,049
	Kingsoft Corp., Ltd.	77,000	593,561
	Konka Group Co., Ltd., Class A	21,700	21,634
	Kunlun Energy Co., Ltd.	926,000	789,196
	KWG Group Holdings, Ltd.	304,000	402,785
*	KWG Living Group Holdings, Ltd.	152,000	160,170
	Lao Feng Xiang Co., Ltd., Class A	2,200	15,506
*	Launch Tech Co., Ltd., Class H	62,500	34,424
	Lee & Man Chemical Co., Ltd.	50,000	20,570
	Lee & Man Paper Manufacturing, Ltd.	302,000	264,811
	Lee's Pharmaceutical Holdings, Ltd.	48,000	30,144
	Legend Holdings Corp., Class H	106,600	168,933

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lenovo Group, Ltd.	780,000	$907,875
	Leo Group Co., Ltd., Class A	45,500	22,105
*	LexinFintech Holdings, Ltd., ADR	15,219	118,252
	Leyard Optoelectronic Co., Ltd., Class A	16,500	16,043
*	Lianhua Supermarket Holdings Co., Ltd., Class H	70,000	11,756
	Liaoning Port Co., Ltd., Class H	284,000	28,498
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	8,300	15,009
*	Lifestyle China Group, Ltd.	194,000	30,189
	Logan Group Co., Ltd.	171,000	255,233
	Long Yuan Construction Group Co., Ltd., Class A	13,100	10,282
	Lonking Holdings, Ltd.	461,000	152,987
	Luoniushan Co., Ltd., Class A	14,800	18,695
	Luxi Chemical Group Co., Ltd., Class A	1,100	2,018
#	Luye Pharma Group, Ltd.	327,500	163,894
	LVGEM China Real Estate Investment Co., Ltd.	210,000	59,733
	Maanshan Iron & Steel Co., Ltd., Class H	82,000	22,701
	Metallurgical Corp. of China, Ltd., Class H	685,000	132,065
	Minmetals Land, Ltd.	340,000	38,462
#	Minsheng Education Group Co., Ltd.	54,000	9,730
	Minth Group, Ltd.	162,000	739,445
	MLS Co., Ltd., Class A	11,900	29,263
*	MMG, Ltd.	520,000	200,366
	Modern Land China Co., Ltd.	247,600	27,099
	Momo, Inc., Sponsored ADR	20,139	307,724
*	Nan Hai Corp., Ltd.	1,800,000	10,213
*	Nanjing Sample Technology Co., Ltd., Class H	29,500	15,383
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	9,200	13,403
*	Nature Home Holding Co., Ltd.	88,000	11,009
	NetDragon Websoft Holdings, Ltd.	34,000	80,301
*	New World Department Store China, Ltd.	124,000	17,393
	Newland Digital Technology Co., Ltd., Class A	9,700	19,428
	Nexteer Automotive Group, Ltd.	186,000	298,248
	Nine Dragons Paper Holdings, Ltd.	396,000	610,041
	Ningbo Huaxiang Electronic Co., Ltd., Class A	8,500	20,029
	Ningbo Joyson Electronic Corp., Class A	9,700	39,759
	Northeast Securities Co., Ltd., Class A	51,900	70,955
	Offshore Oil Engineering Co., Ltd., Class A	93,200	60,785
	ORG Technology Co., Ltd., Class A	27,900	18,698
*	Orient Group, Inc., Class A	24,900	12,079
	Oriental Pearl Group Co., Ltd., Class A	41,011	55,227
	Overseas Chinese Town Asia Holdings, Ltd.	50,000	10,760
	Pacific Online, Ltd.	71,000	11,684
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	69,400	20,881
	PCI-Suntek Technology Co., Ltd., Class A	18,500	19,857
	PICC Property & Casualty Co., Ltd., Class H	1,052,000	764,181
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	35,800	27,046
	Poly Property Group Co., Ltd.	541,000	155,536
*	Pou Sheng International Holdings, Ltd.	447,000	94,909
	Powerlong Real Estate Holdings, Ltd.	329,000	214,590
	Qingdao Hanhe Cable Co., Ltd., Class A	35,600	19,870
	Qinhuangdao Port Co., Ltd., Class H	148,000	24,812
	Rainbow Digital Commercial Co., Ltd., Class A	15,000	16,870
	Red Star Macalline Group Corp., Ltd., Class H	131,120	87,817
#	Redco Properties Group, Ltd.	156,000	52,472
	Ronshine China Holdings, Ltd.	162,500	107,520
*	RYB Education, Inc., ADR	4,837	12,334
	Sailun Group Co., Ltd., Class A	31,600	42,911
	Sansteel Minguang Co., Ltd. Fujian, Class A	21,400	20,942
	Sany Heavy Equipment International Holdings Co., Ltd.	203,000	168,878

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Saurer Intelligent Technology Co., Ltd., Class A	29,600	$13,255
	Sealand Securities Co., Ltd., Class A	127,800	101,878
	Seazen Group, Ltd.	424,000	388,283
*	Secoo Holding, Ltd., ADR	6,799	18,153
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	58,616	43,323
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	8,800	30,175
	Shandong Chenming Paper Holdings, Ltd., Class H	93,000	54,422
	Shandong Linglong Tyre Co., Ltd., Class A	10,800	71,540
	Shandong Nanshan Aluminum Co., Ltd., Class A	123,500	63,463
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	28,600	14,942
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	49,000	13,154
	Shanghai AJ Group Co., Ltd., Class A	15,900	16,792
*	Shanghai Electric Group Co., Ltd., Class H	222,000	81,055
	Shanghai Environment Group Co., Ltd., Class A	11,300	19,083
	Shanghai Industrial Development Co., Ltd., Class A	59,300	41,524
	Shanghai Industrial Holdings, Ltd.	124,000	169,909
	Shanghai Industrial Urban Development Group, Ltd.	550,800	52,442
	Shanghai Jin Jiang Capital Co., Ltd., Class H	290,000	48,162
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	28,900	84,143
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	103,000	178,035
	Shanghai Shimao Co., Ltd., Class A	94,100	63,824
	Shanghai Tunnel Engineering Co., Ltd., Class A	53,000	42,399
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	9,000	18,718
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	17,100	27,629
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	119,730	89,077
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	19,600	14,342
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	99,100	83,520
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	152,200	83,637
*	Shanying International Holding Co., Ltd., Class A	45,500	21,278
*	Shenghe Resources Holding Co., Ltd., Class A	19,100	47,462
#*	Shengjing Bank Co., Ltd., Class H	95,000	87,380
	Shenzhen Agricultural Products Group Co., Ltd., Class A	17,700	15,401
	Shenzhen Aisidi Co., Ltd., Class A	14,000	22,785
	Shenzhen Gongjin Electronics Co., Ltd., Class A	11,500	15,645
	Shenzhen International Holdings, Ltd.	226,852	373,699
	Shenzhen Investment, Ltd.	819,199	270,576
	Shenzhen Jinjia Group Co., Ltd., Class A	13,300	19,957
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	15,800	8,542
	Shenzhen Tagen Group Co., Ltd., Class A	12,900	10,951
	Shenzhen Zhenye Group Co., Ltd., Class A	14,700	11,030
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	86,300	55,867
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	14,100	11,513
	Shimao Group Holdings, Ltd.	203,500	588,389
	Shougang Fushan Resources Group, Ltd.	483,728	114,087
	Shui On Land, Ltd.	943,500	139,643
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	97,600	19,884
	Sichuan Languang Development Co., Ltd., Class A	26,500	17,245
#	Sihuan Pharmaceutical Holdings Group, Ltd.	888,000	220,172
*	SINA Corp.	15,088	630,980
	Sinochem International Corp., Class A	58,300	43,340
	Sinofert Holdings, Ltd.	518,000	61,876
	Sinoma International Engineering Co., Class A	72,700	96,925
	Sino-Ocean Group Holding, Ltd.	583,000	117,505
	Sinopec Engineering Group Co., Ltd., Class H	312,500	144,159
	Sinopec Kantons Holdings, Ltd.	254,000	88,585
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	496,000	109,630
*	Sinosoft Technology Group, Ltd.	53,000	9,977
	Sinotrans, Ltd., Class H	538,000	180,617
	Sinotruk Hong Kong, Ltd.	128,500	400,361

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Skyfame Realty Holdings, Ltd.	124,000	$15,177
	Skyworth Digital Co., Ltd., Class A	14,600	16,167
*	Skyworth Group, Ltd.	249,749	72,837
*	Sogou, Inc., ADR	18,089	149,596
*	SOHO China, Ltd.	495,500	148,237
	SSY Group, Ltd.	86,000	45,238
*	Starrise Media Holdings, Ltd.	82,000	2,067
	Sun King Technology Group, Ltd.	146,000	52,119
	Sunac China Holdings, Ltd.	311,000	1,155,479
*	Sunac Services Holdings, Ltd.	9,491	26,686
	Suning Universal Co., Ltd., Class A	36,974	22,117
#	Sunshine 100 China Holdings, Ltd.	231,000	37,070
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	11,200	13,746
	Symphony Holdings, Ltd.	280,000	30,344
	Tangshan Jidong Cement Co., Ltd., Class A	22,800	47,729
	TangShan Port Group Co., Ltd., Class A	58,200	20,778
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	54,200	98,422
	TBEA Co., Ltd., Class A	52,900	103,926
	TCL Electronics Holdings, Ltd.	176,000	150,460
*	Tech-Bank Food Co., Ltd., Class A	9,500	20,912
	Texhong Textile Group, Ltd.	61,000	64,624
	Tian An China Investment Co., Ltd.	133,000	79,510
	Tian Di Science & Technology Co., Ltd., Class A	116,000	51,927
*	Tian Shan Development Holding, Ltd.	62,000	22,254
	Tiangong International Co., Ltd.	194,000	108,876
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	110,000	48,416
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	42,900	26,965
	Tianjin Guangyu Development Co., Ltd., Class A	18,800	16,057
	Tianjin Port Development Holdings, Ltd.	478,000	36,927
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	26,200	69,518
#	Tianneng Power International, Ltd.	178,000	351,010
	Tianyun International Holdings, Ltd.	66,000	13,014
*	Tibet Water Resources, Ltd.	488,000	44,479
	Titan Wind Energy Suzhou Co., Ltd., Class A	19,900	25,256
	Tomson Group, Ltd.	136,160	38,863
	Tong Ren Tang Technologies Co., Ltd., Class H	133,000	83,883
*	Tongcheng-Elong Holdings, Ltd.	91,200	162,551
#	Tongda Group Holdings, Ltd.	1,050,000	71,484
	Tongkun Group Co., Ltd., Class A	19,400	69,417
#	Top Spring International Holdings, Ltd.	79,000	11,874
	Transfar Zhilian Co., Ltd., Class A	28,000	26,018
	TravelSky Technology, Ltd., Class H	18,000	40,106
*	Trigiant Group, Ltd.	238,000	24,774
*	Trip.com Group, Ltd., ADR	27,774	884,046
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	34,600	11,529
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	36,400	31,586
	Uni-President China Holdings, Ltd.	149,000	180,119
*	United Energy Group, Ltd.	68,000	10,581
#	Vinda International Holdings, Ltd.	35,000	118,054
*	Viomi Technology Co., Ltd., ADR	2,200	16,456
	Wangfujing Group Co., Ltd., Class A	32,600	161,214
	Wanxiang Qianchao Co., Ltd., Class A	16,440	11,790
	Wasion Holdings, Ltd.	140,000	42,674
	Wasu Media Holding Co., Ltd., Class A	6,800	8,452
	Weichai Power Co., Ltd., Class H	199,000	586,919
	Weifu High-Technology Group Co., Ltd., Class A	16,200	57,233
	West China Cement, Ltd.	698,000	101,390
	Wisdom Education International Holdings Co., Ltd.	60,000	28,769

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wolong Electric Group Co., Ltd., Class A	10,300	$19,556
	Wuchan Zhongda Group Co., Ltd., Class A	30,931	20,385
	Xiamen International Port Co., Ltd., Class H	230,000	35,780
	Xiamen ITG Group Corp., Ltd., Class A	19,700	18,654
	Xingda International Holdings, Ltd.	250,577	68,796
	Xingfa Aluminium Holdings, Ltd.	46,000	45,857
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	16,200	33,746
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	26,100	32,797
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	38,300	21,408
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	11,800	34,466
	Xinyu Iron & Steel Co., Ltd., Class A	32,400	20,306
	Xinyuan Real Estate Co., Ltd., ADR	14,353	32,725
	Xtep International Holdings, Ltd.	321,467	143,800
	Xuji Electric Co., Ltd., Class A	8,700	17,511
*	Xunlei, Ltd., ADR	10,418	47,610
	Yango Group Co., Ltd., Class A	22,800	21,323
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,900	28,198
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	10,400	68,879
	Yanzhou Coal Mining Co., Ltd., Class H	426,000	329,282
*	Yashili International Holdings, Ltd.	225,000	20,574
	Yeebo International Holdings, Ltd.	102,000	23,100
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	39,600	45,552
	Yintai Gold Co., Ltd., Class A	15,700	19,224
#	Yip's Chemical Holdings, Ltd.	78,000	30,117
*	Yiren Digital, Ltd., Sponsored ADR	24,354	84,265
	Yotrio Group Co., Ltd., Class A	32,900	17,622
	Youngor Group Co., Ltd., Class A	32,384	35,515
*	Youyuan International Holdings, Ltd.	79,000	497
	Youzu Interactive Co., Ltd., Class A	9,300	18,508
	Yuexiu Property Co., Ltd.	1,750,000	341,844
*	Yunnan Aluminium Co., Ltd., Class A	18,100	21,034
*	Yunnan Tin Co., Ltd., Class A	14,000	26,538
	Yuzhou Group Holdings Co., Ltd.	493,300	171,808
	Zhaojin Mining Industry Co., Ltd., Class H	113,500	122,120
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	27,600	17,938
	Zhejiang Hailiang Co., Ltd., Class A	17,900	22,478
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	15,200	18,117
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	11,100	13,934
	Zhejiang Juhua Co., Ltd., Class A	30,900	42,061
	Zhejiang Medicine Co., Ltd., Class A	8,100	17,014
*	Zhejiang Narada Power Source Co., Ltd., Class A	9,500	17,746
	Zhejiang Runtu Co., Ltd., Class A	8,300	12,498
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	7,700	41,765
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	22,300	18,970
	Zhejiang Wanliyang Co., Ltd., Class A	16,100	18,368
	Zhejiang Yasha Decoration Co., Ltd., Class A	5,700	7,768
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	53,400	72,126
	Zhenro Properties Group, Ltd.	23,000	13,426
	Zhong An Group, Ltd.	445,000	16,589
*	Zhongtian Financial Group Co., Ltd., Class A	32,700	13,608
	Zhongyuan Bank Co., Ltd., Class H	145,000	19,774
*	Zhuhai Holdings Investment Group, Ltd.	132,000	50,071
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	110,700	554,412
	Zhuzhou Kibing Group Co., Ltd., Class A	17,500	33,152
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	12,900	18,827
TOTAL CHINA			53,286,340
COLOMBIA — (0.1%)
	Cementos Argos SA	61,518	100,663

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Argos SA	45,600	$169,930
	Grupo de Inversiones Suramericana SA	20,729	131,843
	Mineros SA	14,776	17,798
TOTAL COLOMBIA			420,234
DENMARK — (2.0%)
*	ALK-Abello A.S.	608	237,731
	Alm Brand A.S.	12,876	143,976
*	Bang & Olufsen A.S.	27,003	130,779
*	BankNordik P/F	1,321	32,480
*	Bavarian Nordic A.S.	660	23,523
*	Brodrene Hartmann A.S.	569	45,384
*	Columbus A.S.	16,530	33,030
	D/S Norden A.S.	7,133	127,353
*	Danske Bank A.S.	118,281	2,013,601
*	Dfds A.S.	11,348	503,033
*	Drilling Co. of 1972 A.S. (The)	3,258	89,197
*	FLSmidth & Co. A.S.	11,575	404,561
*	GronlandsBANKEN A.S.	210	20,537
	H Lundbeck A.S.	12,841	456,881
*	H+H International A.S., Class B	7,071	168,603
*	Harboes Bryggeri A.S., Class B	929	10,355
*	ISS A.S.	16,655	286,036
*	Jyske Bank A.S.	18,160	678,780
*	Matas A.S.	11,922	147,825
*	Nilfisk Holding A.S.	2,969	65,773
*	NKT A.S.	4,558	186,770
	NNIT A.S.	2,174	37,356
	North Media A.S.	1,885	24,563
	Pandora A.S.	22,193	2,135,551
	Per Aarsleff Holding A.S.	6,694	309,396
	Ringkjoebing Landbobank A.S.	7,785	683,852
	Rockwool International A.S., Class A	983	344,707
	Rockwool International A.S., Class B	1,153	434,971
	Royal Unibrew A.S.	4,137	408,385
	RTX A.S.	1,806	59,992
	Scandinavian Tobacco Group A.S., Class A	19,548	353,920
	Schouw & Co., A.S.	3,920	394,426
	Solar A.S., Class B	1,306	85,242
*	Spar Nord Bank A.S.	28,409	258,969
*	Sydbank A.S.	17,418	361,902
*	Tivoli A.S.	375	42,877
	Topdanmark A.S.	6,250	288,587
	TORM P.L.C.	6,338	44,732
	Tryg A.S.	10,990	341,901
*	Vestjysk Bank A.S.	146,955	63,297
TOTAL DENMARK			12,480,834
FINLAND — (1.6%)
	Ahlstrom-Munksjo Oyj	16,181	349,486
	Aktia Bank Oyj	10,563	122,088
	Alma Media Oyj	2,917	31,974
	Altia Oyj	2,202	29,002
	Aspo Oyj	4,867	50,377
	Atria Oyj	3,506	43,840
*	Bittium Oyj	5,009	39,915
	Cargotec Oyj, Class B	7,354	319,461
	Digia Oyj	2,936	26,737

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Enento Group Oyj	3,370	$129,225
*	Finnair Oyj	143,198	108,184
	Fiskars Oyj Abp	10,426	195,834
*	HKScan Oyj, Class A	8,775	23,077
	Huhtamaki Oyj	8,684	425,825
	Kemira Oyj	23,486	397,548
	Kesko Oyj, Class A	2,374	57,703
	Kesko Oyj, Class B	17,914	465,166
	Konecranes Oyj	13,022	473,500
	Lassila & Tikanoja Oyj	1,437	25,030
	Metsa Board Oyj	38,048	408,945
	Metso Outotec Oyj	13,235	132,059
	Neles Oyj	3,078	39,618
	Nokian Renkaat Oyj	23,906	875,321
	Oriola Oyj, Class A	4,300	11,634
	Oriola Oyj, Class B	28,797	70,780
*	Outokumpu Oyj	66,212	308,287
*	Pihlajalinna Oyj	824	9,899
	Raisio Oyj, Class V	20,729	89,188
*	Rapala VMC Oyj	2,534	15,554
	Sanoma Oyj	19,907	381,247
	Stora Enso Oyj, Class R	130,484	2,367,978
	Teleste Oyj	3,463	21,528
	Terveystalo Oyj	10,627	136,144
	TietoEVRY Oyj	17,688	581,195
	Uponor Oyj	13,653	320,821
	Valmet Oyj	5,280	169,028
	Wartsila Oyj Abp	47,847	468,997
	YIT Oyj	40,932	243,302
TOTAL FINLAND			9,965,497
FRANCE — (3.9%)
*	Accor SA	8,882	298,664
*	Air France-KLM	5,347	31,481
	AKWEL	2,241	57,457
	Albioma SA	2,766	140,673
	ALD SA	4,025	55,203
	Arkema SA	10,149	1,123,084
	Assystem SA	1,223	39,691
*	Atos SE	15,454	1,185,933
*	Axway Software SA	1,894	55,289
	Beneteau SA	6,327	86,356
*	Bigben Interactive	4,235	99,419
	Boiron SA	1,113	46,230
	Bollore SA	48,539	196,567
	Bonduelle SCA	4,150	102,124
	Burelle SA	63	67,225
	Carrefour SA	18,934	321,072
*	Casino Guichard Perrachon SA	12,265	416,008
*	CGG SA	137,896	139,027
	Chargeurs SA	3,904	87,494
	Cie des Alpes	2,401	50,655
	Cie Plastic Omnium SA	11,175	437,916
*	CNP Assurances	26,802	406,212
*	Coface SA	22,150	217,898
*	Dassault Aviation SA	35	36,492
*	Derichebourg SA	23,770	160,672
*	Eiffage SA	14,026	1,273,106
	Elior Group SA	22,342	140,759

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Elis SA	38,607	$581,472
*	Eramet SA	2,084	111,992
*	Etablissements Maurel et Prom SA	14,368	28,825
	Eutelsat Communications SA	43,783	521,407
*	Exel Industries, Class A	396	31,724
*	Faurecia SE	14,836	776,386
	Fleury Michon SA	380	11,436
*	Fnac Darty SA	4,331	243,460
*	GL Events	2,053	20,398
*	Groupe Crit	634	48,941
	Guerbet	1,201	48,556
	Haulotte Group SA	3,289	24,039
*	HEXAOM	794	34,272
	Iliad SA	7,137	1,319,862
	Imerys SA	6,047	285,532
	IPSOS	10,300	329,231
	Jacquet Metals SA	2,930	50,994
*	JCDecaux SA	3,638	70,683
*	Korian SA	18,023	665,925
	Laurent-Perrier	630	56,700
	Linedata Services	828	30,126
*	LISI	5,553	127,006
*	Maisons du Monde SA	9,804	171,331
	Manitou BF SA	2,169	72,130
	Manutan International	510	48,019
*	Mersen SA	4,167	127,221
*	Metropole Television SA	2,272	38,601
*	Natixis SA	149,671	563,400
*	Nexans SA	7,808	580,719
	Nexity SA	8,545	384,929
*	NRJ Group	4,442	33,592
*	OL Groupe SA	4,185	10,014
	Publicis Groupe SA	31,947	1,653,402
	Quadient SA	9,790	213,718
*	Renault SA	31,131	1,323,955
*	Rexel SA	82,278	1,252,011
*	Rothschild & Co.	8,568	292,456
	Samse SA	101	18,998
*	Savencia SA	1,209	88,008
*	SCOR SE	39,667	1,206,217
	Seche Environnement SA	1,014	52,214
	SES SA	61,142	521,191
	Societe BIC SA	4,643	264,996
*	Sopra Steria Group	2,131	353,519
*	SPIE SA	26,964	595,412
	Stef SA	798	72,536
*	Synergie SE	1,714	65,428
*	Tarkett SA	9,449	168,757
*	Television Francaise 1	9,918	85,973
	Total Gabon	282	45,440
	Trigano SA	1,017	178,812
*	Union Financiere de France BQE SA	1,051	26,761
	Valeo SA	32,322	1,203,253
#*	Vallourec SA	1,850	54,728
	Vicat SA	4,938	212,421
	VIEL & Cie SA	3,477	23,131
	Vilmorin & Cie SA	1,543	95,507
*	Vranken-Pommery Monopole SA	1,043	17,650

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	X-Fab Silicon Foundries SE	4,159	$33,578
TOTAL FRANCE			24,841,702
GERMANY — (4.9%)
	1&1 Drillisch AG	11,903	288,902
	7C Solarparken AG	4,336	23,213
*	Aareal Bank AG	14,622	333,106
*	ADVA Optical Networking SE	13,991	153,090
*	AIXTRON SE	8,896	166,269
	All for One Group SE	250	18,174
#	Allgeier SE	576	15,210
	Aurubis AG	9,099	701,239
*	Bauer AG	2,540	37,172
	BayWa AG	4,365	171,409
	Bertrandt AG	1,590	83,284
*	Bijou Brigitte AG	1,051	28,237
	Bilfinger SE	7,305	247,312
*	Borussia Dortmund GmbH & Co. KGaA	10,069	62,724
	CANCOM SE	2,713	160,704
*	CECONOMY AG	18,735	120,450
*	CENIT AG	1,070	17,613
	Cewe Stiftung & Co. KGAA	498	66,787
*	Commerzbank AG	218,384	1,442,857
*	Corestate Capital Holding SA	2,886	52,068
	Covestro AG	37,361	2,537,999
	CropEnergies AG	6,697	101,469
*	Deutsche Lufthansa AG	50,749	653,775
*	Deutsche Pfandbriefbank AG	34,394	337,580
*	Deutz AG	37,189	241,320
	DMG Mori AG	1,172	59,170
	Draegerwerk AG & Co. KGaA	699	57,801
#	Duerr AG	8,384	340,320
	Elmos Semiconductor SE	2,524	100,425
*	ElringKlinger AG	5,131	96,539
	FORTEC Elektronik AG	585	12,901
*	Fraport AG Frankfurt Airport Services Worldwide	6,941	376,037
	Freenet AG	26,565	554,672
	GEA Group AG	33,066	1,142,493
	Gerresheimer AG	4,918	523,262
	Gesco AG	2,252	55,104
	GFT Technologies SE	4,908	72,078
*	Grammer AG	681	17,084
*	H&R GmbH & Co. KGaA	2,693	19,613
	Hamburger Hafen und Logistik AG	2,534	54,677
#	Hapag-Lloyd AG	4,701	530,978
	HeidelbergCement AG	26,107	1,929,809
*	Heidelberger Druckmaschinen AG	58,273	92,335
*	Hella GmbH & Co KGaA	8,240	502,353
*	Highlight Communications AG	1,774	8,787
	Hornbach Baumarkt AG	2,035	85,782
	Hornbach Holding AG & Co. KGaA	2,631	248,905
	Hugo Boss AG	6,613	235,386
	Indus Holding AG	4,931	199,843
*	Instone Real Estate Group AG	7,696	195,232
	Jenoptik AG	9,321	323,229
*	JOST Werke AG	2,189	110,960
	K+S AG	49,523	558,925
	KION Group AG	14,834	1,280,770
*	Kloeckner & Co. SE	21,008	192,166

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Koenig & Bauer AG	2,894	$89,261
	Krones AG	3,314	274,310
	KSB SE & Co. KGaA	12	4,184
	KWS Saat SE & Co., KGaA	2,415	211,263
	Lanxess AG	17,402	1,310,983
	Leifheit AG	2,166	113,793
*	Leoni AG	7,903	113,429
*	Manz AG	474	29,216
*	Mediclin AG	5,270	24,132
	METRO AG	45,116	526,456
	MLP SE	16,386	116,089
*	Nagarro SE	576	52,705
*	Nordex SE	12,259	347,055
	Norma Group SE	5,474	272,988
	Patrizia AG	13,313	405,570
	PNE AG	16,656	156,704
*	ProSiebenSat.1 Media SE	18,010	325,451
#	q.beyond AG	20,013	42,113
	Rheinmetall AG	9,752	1,029,726
*	RTL Group SA	5,050	288,859
*	SAF-Holland SE	14,002	194,785
*	Salzgitter AG	9,223	239,791
	Schloss Wachenheim AG	204	3,739
#	Scout24 AG	4,989	385,209
*	SGL Carbon SE	9,662	72,980
#	Siltronic AG	1,160	197,691
*	Sixt SE	2,409	279,916
*	SMA Solar Technology AG	580	42,304
*	SMT Scharf AG	967	10,666
	Softing AG	1,101	6,968
	Software AG	13,806	559,790
	Stabilus SA	4,241	317,442
	Suedzucker AG	17,079	248,920
*	SUESS MicroTec SE	4,556	125,743
*	Surteco Group SE	1,940	56,908
*	Syzygy AG	1,064	7,572
*	Takkt AG	9,644	121,174
*	Talanx AG	10,552	394,060
*	Technotrans SE	1,533	46,988
*	Tele Columbus AG	11,672	45,663
	Telefonica Deutschland Holding AG	192,037	526,266
#*	Thyssenkrupp AG	21,199	245,790
#	Uniper SE	32,427	1,135,539
	United Internet AG	19,056	826,944
	VERBIO Vereinigte BioEnergie AG	6,468	327,617
*	Vossloh AG	2,607	136,358
	Wacker Chemie AG	3,778	546,781
*	Wacker Neuson SE	7,684	154,180
	Wuestenrot & Wuerttembergische AG	5,318	109,010
	Zeal Network SE	1,780	89,476
TOTAL GERMANY			31,230,156
GREECE — (0.1%)
*	Alpha Bank AE	98,681	89,282
	Bank of Greece	3,495	65,915
*	Intracom Holdings SA	11,350	10,418
	Mytilineos SA	11,344	165,166
*	National Bank of Greece SA	11,097	26,042
*	Piraeus Financial Holdings SA	47,585	51,536

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Titan Cement International SA	3,101	$54,289
TOTAL GREECE			462,648
HONG KONG — (1.5%)
	Aeon Credit Service Asia Co., Ltd.	38,000	25,350
	Asia Financial Holdings, Ltd.	32,000	15,918
	Associated International Hotels, Ltd.	12,000	21,669
	Atlas Corp.	12,133	136,375
	Automated Systems Holdings, Ltd.	110,400	28,930
	Bank of East Asia, Ltd. (The)	208,400	451,009
#*	Beijing Energy International Holding Co., Ltd.	574,000	18,449
	BOC Aviation, Ltd.	43,200	351,812
	BOCOM International Holdings Co., Ltd.	134,000	21,730
	Brightoil Petroleum Holdings, Ltd.	238,000	8,635
	Build King Holdings, Ltd.	10,000	1,185
*	Burwill Holdings, Ltd.	664,000	1,139
#*	Cathay Pacific Airways, Ltd.	243,909	187,797
	Century City International Holdings, Ltd.	360,000	19,567
	Cheuk Nang Holdings, Ltd.	37,997	14,785
	Chevalier International Holdings, Ltd.	20,000	25,802
*	China Boton Group Co., Ltd.	52,000	52,878
*	China Energy Development Holdings, Ltd.	1,454,000	20,024
	China Huiyuan Juice Group, Ltd.	110,500	4,997
*	China Tonghai International Financial, Ltd.	330,000	7,679
	Chong Hing Bank, Ltd.	43,000	52,563
	Chow Sang Sang Holdings International, Ltd.	82,000	98,355
	Chuang's Consortium International, Ltd.	180,000	22,429
	CNT Group, Ltd.	150,000	7,672
	CSI Properties, Ltd.	1,310,000	38,240
	Dah Sing Banking Group, Ltd.	88,000	87,360
	Dah Sing Financial Holdings, Ltd.	34,800	98,474
	Eagle Nice International Holdings, Ltd.	44,000	23,708
*	Emperor Capital Group, Ltd.	780,000	14,270
	Emperor International Holdings, Ltd.	270,000	36,843
	Far East Consortium International, Ltd.	297,742	108,858
	Fiber Optic Center, Inc.	344,000	2,329
#*	FIH Mobile, Ltd.	833,000	130,635
	First Pacific Co., Ltd.	476,000	147,001
*	First Shanghai Investments, Ltd.	208,000	9,350
	Fountain SET Holdings, Ltd.	142,000	17,198
	Get Nice Financial Group, Ltd.	105,050	12,020
	Giordano International, Ltd.	210,000	35,688
*	Goodbaby International Holdings, Ltd.	231,000	29,082
	Great Eagle Holdings, Ltd.	32,000	95,520
	Guotai Junan International Holdings, Ltd.	650,000	102,784
	Haitong International Securities Group, Ltd.	497,657	138,159
	Hang Lung Group, Ltd.	208,000	526,061
	Hanison Construction Holdings, Ltd.	105,877	13,908
	Harbour Centre Development, Ltd.	17,000	15,833
	HKR International, Ltd.	199,040	80,759
	HKT Trust & HKT, Ltd.	67,000	88,184
	Hon Kwok Land Investment Co., Ltd.	54,000	18,962
	Hongkong & Shanghai Hotels, Ltd. (The)	135,716	117,468
	Hsin Chong Group Holdings, Ltd.	532,000	4,501
	Hua Han Health Industry Holdings, Ltd.	604,000	23,371
*	IRC, Ltd.	1,186,000	23,237
*	IT, Ltd.	102,000	37,090
#	ITC Properties Group, Ltd.	84,761	12,400
	Jacobson Pharma Corp., Ltd.	180,000	24,369

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	JBM Healthcare, Ltd.	22,500	$3,250
	Johnson Electric Holdings, Ltd.	69,000	203,792
*	Kader Holdings Co., Ltd.	136,000	7,811
	Kerry Logistics Network, Ltd.	131,500	280,445
	Kerry Properties, Ltd.	150,000	388,221
	Kowloon Development Co., Ltd.	55,000	61,239
*	Lai Sun Development Co., Ltd.	58,800	48,328
*	Lai Sun Garment International, Ltd.	60,649	50,282
*	Landing International Development, Ltd.	385,200	10,668
	Landsea Green Properties Co., Ltd.	264,000	19,680
	Liu Chong Hing Investment, Ltd.	40,000	36,490
*	Long Well International Holdings, Ltd.	1,212,000	3,455
	Luk Fook Holdings International, Ltd.	77,000	166,802
	Luks Group Vietnam Holdings Co., Ltd.	30,000	4,942
	Lung Kee Bermuda Holdings	32,000	10,987
*	Meilleure Health International Industry Group, Ltd.	192,000	14,093
	Melco International Development, Ltd.	108,000	188,450
*	Midland Holdings, Ltd.	95,517	9,444
	Ming Fai International Holdings, Ltd.	106,000	9,756
	Miramar Hotel & Investment	48,000	88,167
*	Mobvista, Inc.	10,000	7,742
	Modern Dental Group, Ltd.	151,000	25,475
	Nameson Holdings, Ltd.	134,000	7,348
*	NewOcean Energy Holdings, Ltd.	242,000	20,868
	Nissin Foods Co., Ltd.	16,000	13,676
	Pacific Andes International Holdings, Ltd.	668,000	2,361
	Pacific Basin Shipping, Ltd.	1,042,000	180,821
	Pacific Textiles Holdings, Ltd.	106,000	65,799
	Paliburg Holdings, Ltd.	86,000	22,584
*	PC Partner Group, Ltd.	28,000	10,290
	Pico Far East Holdings, Ltd.	154,000	24,976
	Polytec Asset Holdings, Ltd.	479,550	91,422
	Public Financial Holdings, Ltd.	76,000	19,177
	Regal Hotels International Holdings, Ltd.	68,000	24,571
*	Samsonite International SA	237,600	341,649
	SAS Dragon Holdings, Ltd.	64,000	25,074
*	Shangri-La Asia, Ltd.	276,000	234,534
	Shenwan Hongyuan HK, Ltd.	65,000	8,588
	Singamas Container Holdings, Ltd.	432,000	31,658
	Sino Land Co., Ltd.	493,699	683,804
	SmarTone Telecommunications Holdings, Ltd.	75,000	40,259
#	SMI Culture & Travel Group Holdings, Ltd.	265,598	3,213
	Soundwill Holdings, Ltd.	23,500	23,650
*	South China Holdings Co., Ltd.	190,000	2,929
	Stella International Holdings, Ltd.	95,500	112,935
	Sun Hung Kai & Co., Ltd.	143,000	58,525
	Swire Pacific, Ltd., Class A	99,500	621,833
	Swire Pacific, Ltd., Class B	172,500	175,208
	Tao Heung Holdings, Ltd.	133,000	13,531
	Television Broadcasts, Ltd.	13,500	13,080
	Tenwow International Holdings, Ltd.	120,000	4,411
	Texwinca Holdings, Ltd.	188,000	37,020
#*	Town Health International Medical Group, Ltd.	764,000	12,712
	Transport International Holdings, Ltd.	43,536	81,289
	United Laboratories International Holdings, Ltd. (The)	84,000	58,240
	Untrade CW Group Holdings	183,500	1,025
#	Value Partners Group, Ltd.	155,000	102,393
	Vedan International Holdings, Ltd.	80,000	7,223
	VSTECS Holdings, Ltd.	144,000	125,722

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Wai Kee Holdings, Ltd.	48,000	$23,457
	Wharf Holdings, Ltd. (The)	270,000	594,079
	Wing On Co. International, Ltd.	20,000	43,831
	Wing Tai Properties, Ltd.	72,000	36,306
	Yue Yuen Industrial Holdings, Ltd.	129,500	281,704
*	Yunfeng Financial Group, Ltd.	76,000	29,679
	Zensun Enterprises, Ltd.	610,000	36,992
TOTAL HONG KONG			9,700,376
HUNGARY — (0.0%)
*	Opus Global Nyrt	12,916	11,412
INDIA — (3.8%)
	ACC, Ltd.	8,801	193,121
	Adani Enterprises, Ltd.	44,145	302,626
*	Adani Transmissions, Ltd.	34,821	219,957
*	Aditya Birla Capital, Ltd.	66,623	73,937
	Advanced Enzyme Technologies, Ltd.	4,649	20,320
	AIA Engineering, Ltd.	388	10,396
	Alembic Pharmaceuticals, Ltd.	1,569	20,309
	Alembic, Ltd.	15,848	20,156
	Allcargo Logistics, Ltd.	6,482	11,556
	Amara Raja Batteries, Ltd.	8,920	112,061
	Ambuja Cements, Ltd.	102,192	340,879
*	APL Apollo Tubes, Ltd.	3,800	47,120
	Apollo Tyres, Ltd.	59,452	159,631
*	Arvind Fashions, Ltd.	8,145	16,131
	Ashok Leyland, Ltd.	174,613	262,823
*	Aster DM Healthcare, Ltd.	9,238	20,005
	Aurobindo Pharma, Ltd.	36,845	456,496
	Avanti Feeds, Ltd.	1,789	12,453
	Balmer Lawrie & Co., Ltd.	13,192	21,408
*	Balrampur Chini Mills, Ltd.	22,343	51,915
*	Bank of Baroda	126,798	118,350
*	Bank of Maharashtra	144,375	29,727
	Bannari Amman Sugars, Ltd.	400	7,986
	BASF India, Ltd.	1,224	26,395
	BEML, Ltd.	2,375	29,587
	Bharat Electronics, Ltd.	145,018	256,832
	Bharat Forge, Ltd.	15,597	125,132
*	Bharat Heavy Electricals, Ltd.	142,826	70,536
	Birla Corp., Ltd.	4,098	40,254
	Birlasoft, Ltd.	27,966	95,446
	Bliss Gvs Pharma, Ltd.	9,745	24,374
	Bodal Chemicals, Ltd.	4,733	4,585
*	Borosil, Ltd.	2,927	7,281
	Brigade Enterprises, Ltd.	11,603	37,880
	Can Fin Homes, Ltd.	4,517	29,662
*	Canara Bank	53,624	97,625
	Caplin Point Laboratories, Ltd.	1,579	9,902
	Carborundum Universal, Ltd.	10,503	58,207
	Ceat, Ltd.	4,557	91,938
	Century Textiles & Industries, Ltd.	5,043	28,736
	Chambal Fertilizers & Chemicals, Ltd.	29,997	98,327
	Chennai Super Kings Cricket, Ltd.	33,314	193
	Cholamandalam Financial Holdings, Ltd.	9,929	67,478
	Cholamandalam Investment and Finance Co., Ltd.	25,928	141,739
	City Union Bank, Ltd.	48,638	113,259
	Cochin Shipyard, Ltd.	5,431	25,898

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Container Corp. Of India, Ltd.	21,194	$126,739
*	CreditAccess Grameen, Ltd.	2,192	20,797
	Cummins India, Ltd.	16,181	145,983
	Cyient, Ltd.	10,755	88,380
	Dalmia Bharat, Ltd.	9,063	141,990
	DB Corp., Ltd.	5,522	6,181
*	DCB Bank, Ltd.	35,470	48,709
	DCM Shriram, Ltd.	8,218	48,956
	Delta Corp., Ltd.	9,086	18,389
	Dhani Services, Ltd.	7,901	36,338
	Dhanuka Agritech, Ltd.	1,826	18,565
	Dilip Buildcon, Ltd.	3,235	18,736
*	Dish TV India, Ltd.	89,232	14,959
*	Dishman Carbogen Amcis, Ltd.	9,244	15,535
	DLF, Ltd.	65,689	229,833
	eClerx Services, Ltd.	2,848	38,145
*	Edelweiss Financial Services, Ltd.	59,918	51,446
*	EID Parry India, Ltd.	10,423	48,818
*	EIH, Ltd.	22,745	28,905
	Elgi Equipments, Ltd.	5,850	12,664
	Engineers India, Ltd.	27,526	27,400
	EPL, Ltd.	2,498	8,356
	Escorts, Ltd.	7,239	119,504
	Excel Industries, Ltd.	588	6,708
	Exide Industries, Ltd.	56,942	149,828
	FDC, Ltd.	6,655	26,478
*	Federal Bank, Ltd.	305,791	303,472
	Finolex Cables, Ltd.	8,395	42,231
	Finolex Industries, Ltd.	6,297	49,982
	Firstsource Solutions, Ltd.	49,505	59,149
*	Fortis Healthcare, Ltd.	72,224	159,836
	Gabriel India, Ltd.	5,953	9,151
	GAIL India, Ltd.	243,338	415,801
	Gateway Distriparks, Ltd.	1,012	2,182
*	GE T&D India, Ltd.	10,963	17,543
	GHCL, Ltd.	6,025	16,799
	Glenmark Pharmaceuticals, Ltd.	20,546	132,946
	Godfrey Phillips India, Ltd.	2,053	25,685
*	Godrej Industries, Ltd.	3,541	21,202
	Granules India, Ltd.	24,708	113,328
	Graphite India, Ltd.	7,079	30,494
	Grasim Industries, Ltd.	44,489	645,873
	Great Eastern Shipping Co., Ltd. (The)	12,230	43,865
*	Greaves Cotton, Ltd.	12,308	14,330
	Gujarat Alkalies & Chemicals, Ltd.	3,823	16,950
	Gujarat Ambuja Exports, Ltd.	11,322	21,912
*	Gujarat Fluorochemicals, Ltd.	5,043	39,111
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	8,616	24,751
	Gujarat Pipavav Port, Ltd.	36,112	42,836
	Gujarat State Fertilizers & Chemicals, Ltd.	9,062	9,476
	Gujarat State Petronet, Ltd.	20,799	56,550
	HEG, Ltd.	729	9,316
	HeidelbergCement India, Ltd.	5,452	16,373
	Hero MotoCorp, Ltd.	11,158	499,322
*	HFCL, Ltd.	103,165	40,896
	Hikal, Ltd.	9,005	20,924
	HIL, Ltd.	480	14,894
	Himadri Speciality Chemical, Ltd.	6,521	4,017
	Hindalco Industries, Ltd.	217,479	668,708

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hinduja Global Solutions, Ltd.	1,469	$22,326
	Hindustan Aeronautics, Ltd.	5,367	67,841
	Honda India Power Products, Ltd.	598	8,379
	Huhtamaki India, Ltd.	2,798	11,507
	ICRA, Ltd.	259	9,912
*	IDFC First Bank, Ltd.	335,274	216,707
*	IDFC, Ltd.	193,597	115,916
*	IFCI, Ltd.	141,393	17,204
	IIFL Finance, Ltd.	13,052	26,209
	IIFL Securities, Ltd.	13,052	8,281
	IIFL Wealth Management, Ltd.	2,506	35,243
	India Cements, Ltd. (The)	48,461	102,672
	Indiabulls Housing Finance, Ltd.	40,187	105,109
*	Indiabulls Real Estate, Ltd.	23,120	23,392
*	Indian Bank	27,513	33,018
	Indian Hotels Co., Ltd. (The)	44,894	74,477
	Indian Hume Pipe Co., Ltd. (The)	4,202	10,984
*	Indian Overseas Bank	224,728	33,668
	Indoco Remedies, Ltd.	2,710	11,076
	Indus Towers, Ltd.	10,777	34,163
*	IndusInd Bank, Ltd.	44,358	517,071
*	INEOS Styrolution India, Ltd.	1,405	17,903
*	Intellect Design Arena, Ltd.	7,679	34,281
	J Kumar Infraprojects, Ltd.	5,857	11,644
	JB Chemicals & Pharmaceuticals, Ltd.	3,415	46,904
	Jindal Saw, Ltd.	28,520	27,763
*	Jindal Stainless Hisar, Ltd.	6,241	11,674
*	Jindal Stainless, Ltd.	31,443	34,674
*	Jindal Steel & Power, Ltd.	67,984	239,573
	JK Cement, Ltd.	2,985	86,260
	JK Lakshmi Cement, Ltd.	4,450	19,359
	JK Paper, Ltd.	12,273	21,519
	JK Tyre & Industries, Ltd.	17,886	31,275
	JM Financial, Ltd.	45,714	50,042
	JSW Energy, Ltd.	84,735	82,479
	JSW Steel, Ltd.	97,802	486,376
	JTEKT India, Ltd.	11,906	14,131
	Jubilant Life Sciences, Ltd.	13,841	167,766
*	Just Dial, Ltd.	2,448	20,075
	Jyothy Labs, Ltd.	10,173	22,531
	Kajaria Ceramics, Ltd.	3,760	42,267
	Kalpataru Power Transmission, Ltd.	5,875	25,370
*	Karnataka Bank, Ltd. (The)	34,044	27,991
*	Karur Vysya Bank, Ltd. (The)	66,610	38,606
	Kaveri Seed Co., Ltd.	2,051	15,394
	KEC International, Ltd.	13,045	64,120
	KEI Industries, Ltd.	5,597	35,793
	Kiri Industries, Ltd.	1,161	7,395
	KNR Constructions, Ltd.	4,750	24,053
	KPIT Technologies, Ltd.	27,966	53,957
	KPR Mill, Ltd.	2,394	29,901
	KRBL, Ltd.	6,415	20,755
	KSB, Ltd.	1,337	11,604
	L&T Finance Holdings, Ltd.	96,795	113,413
	Lakshmi Machine Works, Ltd.	394	28,590
	Laurus Labs, Ltd.	23,710	111,713
	LG Balakrishnan & Bros, Ltd.	1,438	5,868
	LIC Housing Finance, Ltd.	50,112	272,022
	Linde India, Ltd.	3,348	41,497

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Maharashtra Seamless, Ltd.	3,404	$12,949
*	Mahindra & Mahindra Financial Services, Ltd.	88,800	186,848
	Mahindra & Mahindra, Ltd.	38,761	398,850
*	Mahindra CIE Automotive, Ltd.	19,585	43,701
*	Mahindra Lifespace Developers, Ltd.	5,046	26,958
	Manappuram Finance, Ltd.	90,129	193,064
	Marksans Pharma, Ltd.	41,168	31,349
*	Max Healthcare Institute, Ltd.	17,578	38,853
*	Max India, Ltd.	3,551	2,966
	Mayur Uniquoters, Ltd.	2,063	7,835
	Motherson Sumi Systems, Ltd.	128,856	256,094
	Motilal Oswal Financial Services, Ltd.	3,045	25,606
	Mphasis, Ltd.	10,320	217,258
	MRF, Ltd.	46	52,870
	Muthoot Finance, Ltd.	18,709	283,951
	Natco Pharma, Ltd.	10,895	132,560
	National Aluminium Co., Ltd.	139,683	91,066
	Navneet Education, Ltd.	6,550	7,308
	NBCC India, Ltd.	50,365	21,416
	NCC, Ltd.	83,988	67,484
	NESCO, Ltd.	2,733	21,636
	Nilkamal, Ltd.	568	11,714
	NMDC, Ltd.	64,266	92,221
	NOCIL, Ltd.	11,119	21,796
*	Oberoi Realty, Ltd.	13,239	96,061
	Oracle Financial Services Software, Ltd.	1,098	48,325
	Oriental Carbon & Chemicals, Ltd.	1,088	13,365
	Paisalo Digital, Ltd.	2,324	21,940
	Persistent Systems, Ltd.	9,041	189,314
	Petronet LNG, Ltd.	85,218	277,220
	Phillips Carbon Black, Ltd.	8,230	21,491
*	Phoenix Mills, Ltd. (The)	10,512	107,101
	Piramal Enterprises, Ltd.	17,441	311,818
*	PNB Housing Finance, Ltd.	6,584	29,996
	PNC Infratech, Ltd.	4,902	12,674
	Polyplex Corp., Ltd.	1,537	14,579
	Power Finance Corp., Ltd.	162,888	245,557
	Praj Industries, Ltd.	14,719	23,125
	Prestige Estates Projects, Ltd.	25,451	93,024
*	Prism Johnson, Ltd.	10,815	13,253
	PTC India, Ltd.	42,176	35,117
*	Punjab National Bank	36,473	16,716
*	Quess Corp., Ltd.	7,343	58,177
	Radico Khaitan, Ltd.	5,267	35,074
	Rain Industries, Ltd.	25,025	43,033
	Rajesh Exports, Ltd.	9,559	62,494
	Rallis India, Ltd.	9,419	35,171
	Ramco Cements, Ltd. (The)	14,713	156,871
	Rashtriya Chemicals & Fertilizers, Ltd.	39,338	29,005
	Ratnamani Metals & Tubes, Ltd.	2,824	58,328
*	Raymond, Ltd.	5,379	23,673
	RBL Bank, Ltd.	55,183	161,749
	REC, Ltd.	136,621	247,717
	Redington India, Ltd.	52,396	96,059
*	Sequent Scientific, Ltd.	10,344	29,727
	Sharda Cropchem, Ltd.	3,427	13,263
	Shilpa Medicare, Ltd.	4,949	28,522
	Shipping Corp. of India, Ltd.	20,352	23,768
	Shriram City Union Finance, Ltd.	3,568	49,802

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shriram Transport Finance Co., Ltd.	28,590	$504,564
	Sobha, Ltd.	10,497	65,881
	Solar Industries India, Ltd.	682	11,150
	Solara Active Pharma Sciences, Ltd.	627	12,621
	Somany Home Innovation, Ltd.	5,251	12,196
	Sonata Software, Ltd.	4,254	22,753
*	South Indian Bank, Ltd. (The)	161,551	18,349
*	Steel Authority of India, Ltd.	77,520	60,476
	Sterlite Technologies, Ltd.	19,851	48,957
	Strides Pharma Science, Ltd.	8,161	91,033
	Subros, Ltd.	2,637	12,261
	Sun TV Network, Ltd.	11,183	73,033
	Sundaram Finance, Ltd.	5,026	116,847
	Sundaram-Clayton, Ltd.	286	12,323
	Sundram Fasteners, Ltd.	3,122	23,833
	Sunteck Realty, Ltd.	5,883	25,822
	Suprajit Engineering, Ltd.	7,749	22,078
	Supreme Petrochem, Ltd.	3,109	15,565
	Suven Pharmaceuticals, Ltd.	286	1,807
	Tata Chemicals, Ltd.	24,983	162,101
	Tata Consumer Products, Ltd.	89,159	676,518
	Tata Metaliks, Ltd.	1,163	11,455
*	Tata Motors, Ltd.	252,249	900,569
*	Tata Steel BSL, Ltd.	19,863	10,263
	Tata Steel, Ltd.	101,559	832,624
	Techno Electric & Engineering Co., Ltd.	5,088	17,338
	Thermax, Ltd.	4,224	56,727
	Tide Water Oil Co India, Ltd.	235	13,742
	Tinplate Co. of India, Ltd. (The)	4,824	10,606
	Transport Corp. of India, Ltd.	3,428	11,650
	Trident, Ltd.	166,130	32,857
	Triveni Engineering & Industries, Ltd.	27,862	27,078
	Tube Investments of India, Ltd.	1,672	17,712
	TV Today Network, Ltd.	2,359	7,998
*	TV18 Broadcast, Ltd.	70,676	27,170
	TVS Srichakra, Ltd.	255	6,587
*	UCO Bank	45,994	8,113
	Uflex, Ltd.	7,003	34,516
*	Union Bank of India	131,313	55,353
	UPL, Ltd.	87,352	672,650
*	VA Tech Wabag, Ltd.	2,666	6,792
	Vakrangee, Ltd.	47,114	33,701
*	Vardhman Textiles, Ltd.	4,293	61,003
	Vedanta, Ltd.	267,542	589,189
*	Venky's India, Ltd.	427	8,853
	Vesuvius India, Ltd.	656	9,295
	Vindhya Telelinks, Ltd.	513	5,658
*	Vodafone Idea, Ltd.	1,114,691	168,272
	VST Tillers Tractors, Ltd.	380	9,369
	Welspun Corp., Ltd.	15,728	25,693
	Welspun Enterprises, Ltd.	9,490	9,756
	Welspun India, Ltd.	50,338	45,443
	West Coast Paper Mills, Ltd.	3,403	8,292
*	Wockhardt, Ltd.	6,164	40,352
*	Yes Bank, Ltd.	170,161	36,620
	Zee Entertainment Enterprises, Ltd.	115,010	344,577
	Zensar Technologies, Ltd.	10,425	33,640
	Zydus Wellness, Ltd.	805	21,171
TOTAL INDIA			24,152,883

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (0.5%)
	Adaro Energy Tbk PT	2,495,600	$212,613
	Adhi Karya Persero Tbk PT	205,100	19,898
	AKR Corporindo Tbk PT	204,100	41,113
*	Alam Sutera Realty Tbk PT	2,956,900	40,268
	Astra Agro Lestari Tbk PT	70,500	55,917
	Astra Otoparts Tbk PT	172,500	12,395
*	Bank Bukopin Tbk	815,700	26,660
	Bank Maybank Indonesia Tbk PT	1,528,500	32,663
*	Bank Pan Indonesia Tbk PT	863,600	61,336
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	351,000	36,622
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	46,177
	Bank Tabungan Negara Persero Tbk PT	865,100	96,286
	BFI Finance Indonesia Tbk PT	523,400	25,121
	Bukit Asam Tbk PT	544,800	99,751
*	Bumi Serpong Damai Tbk PT	1,460,000	116,678
	Ciputra Development Tbk PT	1,944,786	123,808
*	Delta Dunia Makmur Tbk PT	888,000	18,377
*	Eagle High Plantations Tbk PT	2,012,700	16,178
*	Erajaya Swasembada Tbk PT	353,600	69,527
*	Gudang Garam Tbk PT	61,200	164,351
	Indah Kiat Pulp & Paper Corp. Tbk PT	456,800	418,004
	Indika Energy Tbk PT	467,500	48,618
	Indo Tambangraya Megah Tbk PT	56,500	49,135
*	Intiland Development Tbk PT	333,900	4,844
	Japfa Comfeed Indonesia Tbk PT	250,400	24,184
	Jaya Real Property Tbk PT	516,300	19,841
*	KMI Wire & Cable Tbk PT	369,600	10,290
	Link Net Tbk PT	85,400	17,324
*	Lippo Karawaci Tbk PT	6,781,250	84,233
*	Medco Energi Internasional Tbk PT	2,070,972	95,359
*	Media Nusantara Citra Tbk PT	682,600	50,140
*	MNC Investama Tbk PT	4,669,700	17,635
*	MNC Land Tbk PT	2,267,100	16,313
	Pabrik Kertas Tjiwi Kimia Tbk PT	98,300	91,892
*	Pakuwon Jati Tbk PT	1,559,100	53,232
*	Pan Brothers Tbk PT	807,100	10,947
*	Panin Financial Tbk PT	4,432,900	76,089
*	Paninvest Tbk PT	227,600	13,019
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	775,500	73,434
	PP Persero Tbk PT	391,600	45,360
	Ramayana Lestari Sentosa Tbk PT	603,300	27,619
*	Rimo International Lestari Tbk PT	4,191,900	2,801
*	Salim Ivomas Pratama Tbk PT	511,500	14,015
*	Sentul City Tbk PT	4,829,400	17,203
*	Siloam International Hospitals Tbk PT	49,600	18,353
	Sri Rejeki Isman Tbk PT	1,787,400	26,910
*	Summarecon Agung Tbk PT	1,178,500	58,012
*	Surya Esa Perkasa Tbk PT	1,024,500	13,895
	Surya Semesta Internusa Tbk PT	835,700	26,754
	Tempo Scan Pacific Tbk PT	117,300	11,438
*	Tiga Pilar Sejahtera Food Tbk	413,000	7,061
*	Tiphone Mobile Indonesia Tbk PT	247,700	801
*	Trada Alam Minera Tbk PT	3,776,600	2,524
	Tunas Baru Lampung Tbk PT	599,800	37,949
	United Tractors Tbk PT	143,500	232,997
	Waskita Beton Precast Tbk PT	1,998,800	35,506
	Waskita Karya Persero Tbk PT	592,400	59,489
	Wijaya Karya Persero Tbk PT	837,300	106,842

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk PT	516,300	$81,380
TOTAL INDONESIA			3,317,181
IRELAND — (0.5%)
*	AIB Group P.L.C.	152,332	270,872
*	Bank of Ireland Group P.L.C.	210,231	780,980
*	C&C Group P.L.C.	118,531	373,936
*	Cairn Homes P.L.C	174,081	199,980
*	FBD Holdings P.L.C.	9,915	85,035
*	Flutter Entertainment P.L.C.	3,360	624,908
	Glanbia P.L.C.	12,469	153,856
*	Greencore Group P.L.C.	10,752	17,081
*	Permanent TSB Group Holdings P.L.C.	37,825	36,515
	Smurfit Kappa Group P.L.C.	5,853	281,540
TOTAL IRELAND			2,824,703
ISRAEL — (0.7%)
*	Afcon Holdings, Ltd.	261	11,381
	Africa Israel Residences, Ltd.	561	24,151
*	Alrov Properties and Lodgings, Ltd.	812	31,325
	Ashtrom Group, Ltd.	8,375	158,144
*	Azorim-Investment Development & Construction Co., Ltd.	33,567	98,211
*	Bet Shemesh Engines Holdings 1997, Ltd.	955	20,481
	Carasso Motors, Ltd.	3,809	15,931
*	Cellcom Israel, Ltd.	6,577	26,931
*	Cellcom Israel, Ltd.	11,396	46,268
*	Clal Insurance Enterprises Holdings, Ltd.	10,632	156,885
	Delek Automotive Systems, Ltd.	7,987	79,149
*	Delek Group, Ltd.	900	27,486
	Delta-Galil Industries, Ltd.	2,465	57,861
	Dor Alon Energy in Israel 1988, Ltd.	748	17,243
	Duniec Brothers, Ltd.	363	11,549
*	El Al Israel Airlines	74,521	14,708
	Electra Consumer Products 1970, Ltd.	1,568	60,614
*	Equital, Ltd.	4,567	111,141
	First International Bank Of Israel, Ltd.	14,142	369,273
	FMS Enterprises Migun, Ltd.	533	13,536
	Formula Systems 1985, Ltd.	1,912	167,218
	Fox Wizel, Ltd.	1,446	132,682
	Gilat Satellite Networks, Ltd.	3,073	36,781
*	Hadera Paper, Ltd.	427	22,776
*	Harel Insurance Investments & Financial Services, Ltd.	24,709	210,737
	IDI Insurance Co., Ltd.	1,030	31,076
	Isracard, Ltd.	9,635	36,351
	Israel Canada T.R, Ltd.	25,831	69,926
	Israel Discount Bank, Ltd., Class A	4,021	15,534
	Israel Land Development - Urban Renewal, Ltd.	2,537	28,490
	Isras Investment Co., Ltd.	394	79,259
*	Issta Lines, Ltd.	1,133	17,015
*	Kamada, Ltd.	5,675	36,717
	Kenon Holdings, Ltd.	4,051	109,950
	Kerur Holdings, Ltd.	994	25,676
	Klil Industries, Ltd.	195	18,100
	Magic Software Enterprises, Ltd.	12,472	201,672
	Magic Software Enterprises, Ltd.	3,745	61,721
	Malam - Team, Ltd.	102	27,244
	Mediterranean Towers, Ltd.	17,414	48,839
*	Mehadrin, Ltd.	111	4,470

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Meitav Dash Investments, Ltd.	8,070	$43,978
*	Menora Mivtachim Holdings, Ltd.	6,559	108,772
*	Migdal Insurance & Financial Holdings, Ltd.	90,712	100,049
*	Minrav Holdings, Ltd.	105	18,168
*	Naphtha Israel Petroleum Corp., Ltd.	6,846	30,602
	Nawi Brothers, Ltd.	3,723	19,107
	Neto ME Holdings, Ltd.	264	10,958
*	Oil Refineries, Ltd.	346,176	68,957
*	Partner Communications Co., Ltd.	32,533	155,902
	Paz Oil Co., Ltd.	1,757	172,703
*	Perion Network, Ltd.	1,995	28,768
*	Phoenix Holdings, Ltd. (The)	28,853	226,590
	Plasson Industries, Ltd.	751	39,253
	Scope Metals Group, Ltd.	459	9,573
	Shalag Industries, Ltd.	2,618	10,185
*	Shikun & Binui, Ltd.	50,589	289,379
	Shufersal, Ltd.	12,485	103,836
*	Suny Cellular Communication, Ltd.	38,993	13,605
	Telsys, Ltd.	571	22,141
*	Tower Semiconductor, Ltd.	14,423	409,411
	YH Dimri Construction & Development, Ltd.	1,491	63,382
TOTAL ISRAEL			4,679,821
ITALY — (2.4%)
	A2A SpA	344,420	558,505
	ACEA SpA	12,956	256,346
*	Aeffe SpA	11,709	14,473
	Alerion Cleanpower SpA	1,204	19,106
	Anima Holding SpA	66,808	310,206
*	Arnoldo Mondadori Editore SpA	6,799	11,188
	Ascopiave SpA	7,536	32,739
*	Autogrill SpA	14,213	75,224
*	Autostrade Meridionali SpA	328	7,259
*	Avio SpA	4,608	66,516
*	Banca Carige SpA	22	8
*	Banca Generali SpA	6,871	213,039
*	Banca IFIS SpA	4,892	49,585
*	Banca Mediolanum SpA	20,204	160,101
*	Banca Monte dei Paschi di Siena SpA	7,614	9,509
*	Banca Popolare di Sondrio SCPA	126,468	310,332
*	Banca Profilo SpA	114,968	29,870
*	Banca Sistema SpA	15,855	31,540
*	Banco BPM SpA	341,121	746,559
*	Banco di Desio e della Brianza SpA	6,054	17,811
	BasicNet SpA	3,469	16,594
*	BPER Banca	263,772	484,583
	Buzzi Unicem SpA	23,183	570,374
*	Cairo Communication SpA	21,556	30,050
	Cementir Holding NV	12,612	103,621
*	Cerved Group SpA	16,921	144,487
*	CIR SpA-Compagnie Industriali	227,785	127,102
*	CNH Industrial NV	91,092	1,160,731
*	Credito Emiliano SpA	22,870	117,582
*	Credito Valtellinese SpA	19,144	266,774
	Danieli & C Officine Meccaniche SpA	7,221	90,255
	Danieli & C Officine Meccaniche SpA	3,068	60,580
	Datalogic SpA	2,805	48,762
	De' Longhi SpA	6,379	228,934
*	Elica SpA	8,847	31,069

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Emak SpA	24,049	$34,776
	Enav SpA	18,351	77,770
	ERG SpA	13,082	398,903
*	Esprinet SpA	7,745	88,891
#*	Fincantieri SpA	128,750	80,539
*	FNM SpA	40,686	26,437
*	Freni Brembo SpA	20,191	274,473
*	Geox SpA	17,855	16,684
*	Guala Closures SpA	5,831	58,358
	Hera SpA	83,199	290,661
*	Illimity Bank SpA	4,444	47,601
*	IMMSI SpA	62,616	29,876
*	IVS Group SA	2,689	16,895
	La Doria SpA	3,265	52,909
	Leonardo SpA	74,629	517,078
*	Mediaset SpA	91,865	237,684
*	Mediobanca Banca di Credito Finanziario SpA	137,838	1,226,657
	Openjobmetis SpA agenzia per il lavoro	2,188	19,948
*	OVS SpA	48,268	59,657
	Piaggio & C SpA	31,714	112,430
*	Pirelli & C SpA	85,485	445,191
	Poste Italiane SpA	48,972	478,549
*	Prima Industrie SpA	832	14,327
	Prysmian SpA	20,316	654,461
	Reno de Medici SpA	44,457	54,020
	Sabaf SpA	1,836	36,729
	Saipem SpA	154,322	404,364
*	Saras SpA	156,519	102,702
*	Sogefi SpA	11,260	15,525
	SOL SpA	4,301	76,376
	Telecom Italia SpA	1,859,543	796,226
	Telecom Italia SpA	1,196,338	566,227
	Tenaris SA	58,105	448,662
	Tenaris SA, ADR	8,645	133,652
*	Tod's SpA	1,877	58,763
*	Unipol Gruppo SpA	104,593	458,909
	UnipolSai Assicurazioni SpA	88,592	224,410
	Webuild SpA	29,497	43,734
TOTAL ITALY			15,082,468
JAPAN — (14.9%)
	77 Bank, Ltd. (The)	15,800	198,645
	Achilles Corp.	4,400	60,023
	ADEKA Corp.	23,100	386,394
	AEON Financial Service Co., Ltd.	22,400	269,006
	AFC-HD AMS Life Science Co., Ltd.	1,800	18,295
	Agro-Kanesho Co., Ltd.	900	13,481
	AGS Corp.	1,900	15,256
*	Ahresty Corp.	4,400	14,697
	Aichi Bank, Ltd. (The)	2,300	61,231
	Aichi Steel Corp.	3,100	90,448
	Aichi Tokei Denki Co., Ltd.	600	24,994
	Aida Engineering, Ltd.	13,400	126,868
*	Aiful Corp.	46,200	117,398
	Air Water, Inc.	31,400	507,652
	Airport Facilities Co., Ltd.	7,000	32,172
	Aisan Industry Co., Ltd.	11,200	54,046
	Akatsuki Corp.	5,800	19,726
*	Akebono Brake Industry Co., Ltd.	14,700	21,472

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Akita Bank, Ltd. (The)	4,400	$57,421
	Albis Co., Ltd.	1,200	27,873
	Alconix Corp.	7,000	105,814
	Alinco, Inc.	4,500	40,597
	Alpen Co., Ltd.	4,900	105,276
	Alpha Corp.	2,400	22,756
	Alps Alpine Co., Ltd.	39,800	531,872
	Alps Logistics Co., Ltd.	4,800	49,829
	Amada Co., Ltd.	24,708	278,184
	Amiyaki Tei Co., Ltd.	500	13,603
	Anabuki Kosan, Inc.	1,200	18,831
	Anest Iwata Corp.	1,400	14,940
	AOI TYO Holdings, Inc.	6,500	27,617
	AOKI Holdings, Inc.	11,700	59,723
	Aomori Bank, Ltd. (The)	5,600	125,496
*	Aoyama Trading Co., Ltd.	13,000	76,084
	Aozora Bank, Ltd.	29,700	547,382
	Arakawa Chemical Industries, Ltd.	5,500	62,434
	Arata Corp.	3,400	149,550
	Arcland Sakamoto Co., Ltd.	8,900	125,568
	Arcs Co., Ltd.	10,200	225,764
	Arealink Co., Ltd.	3,400	31,107
	Asahi Co., Ltd.	1,600	24,759
	Asahi Kogyosha Co., Ltd.	1,300	36,179
	Asahi Printing Co., Ltd.	3,000	26,868
	Asahi Yukizai Corp.	4,500	65,294
	Asanuma Corp.	1,800	72,912
	Asax Co., Ltd.	2,400	16,768
	Ashimori Industry Co., Ltd.	900	7,976
	Asia Pile Holdings Corp.	10,700	49,147
	ASKA Pharmaceutical Co., Ltd.	5,900	85,131
	Autobacs Seven Co., Ltd.	13,100	179,888
	Avantia Co., Ltd.	2,800	22,997
	Avex, Inc.	6,500	79,410
	Awa Bank, Ltd. (The)	10,000	208,065
	Bando Chemical Industries, Ltd.	9,500	59,442
	Bank of Iwate, Ltd. (The)	4,300	79,315
	Bank of Kochi, Ltd. (The)	1,000	6,798
	Bank of Nagoya, Ltd. (The)	3,400	84,426
	Bank of Okinawa, Ltd. (The)	6,580	168,478
	Bank of Saga, Ltd. (The)	4,300	53,082
	Bank of the Ryukyus, Ltd.	13,200	92,293
	Bank of Toyama, Ltd. (The)	700	18,939
	Belluna Co., Ltd.	13,900	152,450
	Benesse Holdings, Inc.	6,300	121,609
	Brother Industries, Ltd.	13,500	301,030
	Bunka Shutter Co., Ltd.	14,200	126,710
	C Uyemura & Co., Ltd.	900	67,534
	Canon Electronics, Inc.	5,000	83,895
	Carlit Holdings Co., Ltd.	5,500	37,799
	Cawachi, Ltd.	4,800	134,134
	Central Glass Co., Ltd.	11,100	226,909
	Central Sports Co., Ltd.	1,000	20,631
	Chiba Bank, Ltd. (The)	113,800	618,970
	Chiba Kogyo Bank, Ltd. (The)	17,300	39,209
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,100	77,462
	Chino Corp.	1,700	22,592
	Chiyoda Co., Ltd.	4,700	41,677
	Chori Co., Ltd.	3,100	45,189

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Chubu Shiryo Co., Ltd.	5,400	$72,454
Chuetsu Pulp & Paper Co., Ltd.	2,000	22,947
Chugai Ro Co., Ltd.	2,700	41,493
Chugoku Bank, Ltd. (The)	28,300	220,188
Chugoku Marine Paints, Ltd.	3,200	29,051
Chukyo Bank, Ltd. (The)	3,300	57,304
Chuo Gyorui Co., Ltd.	500	13,501
CI Takiron Corp.	9,000	55,974
Citizen Watch Co., Ltd.	75,400	229,267
CK-San-Etsu Co., Ltd.	400	14,522
Cleanup Corp.	6,800	29,831
CMK Corp.	16,000	62,457
Coca-Cola Bottlers Japan Holdings, Inc.	22,500	341,572
Concordia Financial Group, Ltd.	118,700	429,584
CONEXIO Corp.	1,800	23,509
Cosel Co., Ltd.	6,800	73,449
Cosmo Energy Holdings Co., Ltd.	16,700	369,817
Cosmos Initia Co., Ltd.	2,700	9,279
Create Medic Co., Ltd.	1,500	13,905
Credit Saison Co., Ltd.	44,400	506,455
CTI Engineering Co., Ltd.	3,300	76,846
Dai Nippon Toryo Co., Ltd.	7,200	63,639
Daicel Corp.	53,400	406,221
Dai-Dan Co., Ltd.	3,600	97,689
Daido Kogyo Co., Ltd.	2,100	14,548
Daido Metal Co., Ltd.	12,900	61,847
Daido Steel Co., Ltd.	7,800	319,182
Daihatsu Diesel Manufacturing Co., Ltd.	4,600	18,047
Daiho Corp.	5,000	177,782
Daiichi Jitsugyo Co., Ltd.	2,100	82,941
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,600	57,131
Daiken Corp.	3,200	54,470
Daiki Aluminium Industry Co., Ltd.	8,400	57,548
Daikoku Denki Co., Ltd.	2,500	20,792
Daikyonishikawa Corp.	8,700	64,444
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,500	74,596
Daishi Hokuetsu Financial Group, Inc.	8,750	182,650
Daishinku Corp.	1,700	38,308
Daisue Construction Co., Ltd.	3,500	27,776
Daito Bank, Ltd. (The)	2,700	15,756
Daitron Co., Ltd.	2,700	41,027
DCM Holdings Co., Ltd.	27,900	281,927
Denka Co., Ltd.	13,200	502,715
DIC Corp.	19,000	465,184
Digital Holdings, Inc.	900	15,625
DKK-Toa Corp.	3,400	27,374
Doutor Nichires Holdings Co., Ltd.	8,000	118,937
Dowa Holdings Co., Ltd.	4,100	149,961
Eagle Industry Co., Ltd.	8,000	83,514
Ebara Foods Industry, Inc.	1,400	33,746
EDION Corp.	22,000	215,600
EF-ON, Inc.	5,900	59,422
Ehime Bank, Ltd. (The)	9,000	82,899
Eidai Co., Ltd.	8,000	22,482
Eizo Corp.	4,100	147,258
Elematec Corp.	5,800	54,951
Endo Lighting Corp.	2,400	12,789
Enshu, Ltd.	1,100	9,228
EPS Holdings, Inc.	8,000	77,873

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eslead Corp.	2,300	$32,603
	ESPEC Corp.	4,300	81,482
	Exedy Corp.	8,500	127,257
	FALCO HOLDINGS Co., Ltd.	2,300	37,434
	FCC Co., Ltd.	9,800	157,238
	Feed One Co., Ltd.	7,100	59,259
	Ferrotec Holdings Corp.	12,300	197,143
	FIDEA Holdings Co., Ltd.	59,200	60,641
	First Bank of Toyama, Ltd. (The)	14,900	41,009
	First Brothers Co., Ltd.	1,800	16,702
	First Juken Co., Ltd.	2,300	23,247
	FJ Next Co., Ltd.	3,800	36,669
	Foster Electric Co., Ltd.	7,000	103,863
	France Bed Holdings Co., Ltd.	5,300	46,963
	F-Tech, Inc.	4,900	29,136
	Fudo Tetra Corp.	3,700	60,024
	Fuji Co., Ltd.	5,600	105,337
	Fuji Corp., Ltd.	6,900	41,789
*	Fuji Oil Co., Ltd.	15,000	30,812
	Fuji Pharma Co., Ltd.	2,800	32,549
	Fujibo Holdings, Inc.	2,500	96,002
	Fujicco Co., Ltd.	3,700	72,199
	Fujikura Composites, Inc.	6,200	23,348
	Fujikura Kasei Co., Ltd.	7,900	37,236
*	Fujikura, Ltd.	71,000	332,752
	Fujimori Kogyo Co., Ltd.	4,300	190,964
	Fujisash Co., Ltd.	25,800	19,472
	Fujiya Co., Ltd.	1,300	28,130
	FuKoKu Co., Ltd.	3,700	23,778
	Fukuda Corp.	2,100	102,217
	Fukuda Denshi Co., Ltd.	800	61,479
	Fukui Bank, Ltd. (The)	5,500	98,730
	Fukuoka Financial Group, Inc.	39,760	711,248
	Fukuyama Transporting Co., Ltd.	2,600	101,376
	Furukawa Co., Ltd.	9,300	107,668
	Furukawa Electric Co., Ltd.	20,100	541,978
	Furuno Electric Co., Ltd.	7,300	79,334
	Furusato Industries, Ltd.	3,200	38,759
	Fuso Pharmaceutical Industries, Ltd.	2,300	57,845
	Futaba Industrial Co., Ltd.	17,000	81,604
	Fuyo General Lease Co., Ltd.	5,200	360,395
	Gecoss Corp.	3,600	32,409
	Geo Holdings Corp.	7,800	91,532
	GL Sciences, Inc.	2,600	68,079
	GLOBERIDE, Inc.	2,000	80,022
	Glory, Ltd.	12,500	242,289
	Glosel Co., Ltd.	6,000	28,322
	Godo Steel, Ltd.	3,100	56,926
	Grandy House Corp.	4,100	15,799
	GS Yuasa Corp.	10,700	316,099
	GSI Creos Corp.	900	15,973
	G-Tekt Corp.	5,700	79,826
	Gunma Bank, Ltd. (The)	95,300	293,953
	Gunze, Ltd.	4,600	146,688
	H2O Retailing Corp.	21,500	154,464
	Hachijuni Bank, Ltd. (The)	44,800	143,238
	Hagihara Industries, Inc.	2,900	39,973
	Hagiwara Electric Holdings Co., Ltd.	1,800	45,489
	Hagoromo Foods Corp.	500	15,084

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hakudo Co., Ltd.	1,700	$22,874
	Hakuto Co., Ltd.	4,700	54,994
	Hamakyorex Co., Ltd.	2,500	73,048
	Hanwa Co., Ltd.	10,100	260,909
	Happinet Corp.	3,600	53,393
	Hard Off Corp. Co., Ltd.	3,900	28,284
	Harima Chemicals Group, Inc.	4,400	38,316
	Haruyama Holdings, Inc.	2,000	12,971
	Haseko Corp.	45,900	541,032
	Hazama Ando Corp.	38,400	266,275
	Heiwa Corp.	9,500	133,196
	Heiwa Real Estate Co., Ltd.	8,500	290,864
	Heiwado Co., Ltd.	8,700	179,852
	Helios Techno Holding Co., Ltd.	4,900	14,371
	Hino Motors, Ltd.	65,800	567,141
	Hirakawa Hewtech Corp.	4,100	48,914
*	Hiramatsu, Inc.	10,600	14,216
	Hirogin Holdings, Inc.	71,000	412,510
	Hiroshima Electric Railway Co., Ltd.	3,200	29,776
*	HIS Co., Ltd.	8,400	143,963
	Hitachi Capital Corp.	11,800	291,129
	Hitachi Zosen Corp.	53,500	305,343
	Hochiki Corp.	1,900	22,899
	Hodogaya Chemical Co., Ltd.	1,500	78,601
	Hogy Medical Co., Ltd.	2,700	82,411
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	22,636
	Hokkan Holdings, Ltd.	2,600	35,533
	Hokko Chemical Industry Co., Ltd.	4,000	44,194
	Hokkoku Bank, Ltd. (The)	6,200	142,923
	Hokuetsu Corp.	39,600	168,504
	Hokuhoku Financial Group, Inc.	32,600	287,735
	Hokuriku Electric Industry Co., Ltd.	2,500	21,605
	Honda Tsushin Kogyo Co., Ltd.	5,600	25,403
	H-One Co., Ltd.	5,000	35,846
	Honeys Holdings Co., Ltd.	4,700	43,888
	Honshu Chemical Industry Co., Ltd.	1,200	20,855
	Hoosiers Holdings	10,600	67,097
	Howa Machinery, Ltd.	3,900	31,331
	Hyakugo Bank, Ltd. (The)	56,700	158,984
	Hyakujushi Bank, Ltd. (The)	6,600	93,937
	Ichiken Co., Ltd.	1,200	21,573
	Ichikoh Industries, Ltd.	5,200	33,498
	Ichinen Holdings Co., Ltd.	5,400	63,147
	Ichiyoshi Securities Co., Ltd.	11,700	56,161
	IDEA Consultants, Inc.	1,600	26,288
	IHI Corp.	25,700	450,064
	Iino Kaiun Kaisha, Ltd.	25,600	98,640
	IJTT Co., Ltd.	6,900	31,743
	Ikegami Tsushinki Co., Ltd.	800	6,525
	Imagica Group, Inc.	6,500	22,885
	Imasen Electric Industrial	1,200	8,073
	Inaba Denki Sangyo Co., Ltd.	9,300	217,388
	Inaba Seisakusho Co., Ltd.	2,700	36,498
	Inabata & Co., Ltd.	12,100	169,880
	Ines Corp.	4,600	62,581
	Inui Global Logistics Co., Ltd.	2,900	25,819
	I-O Data Device, Inc.	2,400	23,547
	I-PEX, Inc.	1,900	38,199
*	Iseki & Co., Ltd.	6,200	80,121

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Isetan Mitsukoshi Holdings, Ltd.	80,100	$492,470
	Ishihara Sangyo Kaisha, Ltd.	10,300	72,370
	Itochu Enex Co., Ltd.	13,800	132,622
	Itochu-Shokuhin Co., Ltd.	1,600	80,569
	Itoham Yonekyu Holdings, Inc.	10,700	72,405
	Itoki Corp.	10,300	31,917
	IwaiCosmo Holdings, Inc.	6,600	88,434
	Iwaki & Co., Ltd.	6,000	36,908
	Iwaki Co., Ltd.	1,500	11,492
	Iwasaki Electric Co., Ltd.	1,300	17,037
	Iyo Bank, Ltd. (The)	15,300	87,815
	Izumi Co., Ltd.	4,600	165,312
	J Front Retailing Co., Ltd.	53,900	446,544
	J Trust Co., Ltd.	19,100	46,624
	Jaccs Co., Ltd.	6,700	119,536
	Jalux, Inc.	1,300	17,143
	Jamco Corp.	1,000	6,314
	Janome Sewing Machine Co., Ltd.	6,900	53,901
	Japan Asia Group, Ltd.	6,900	79,315
	Japan Aviation Electronics Industry, Ltd.	8,800	136,583
	Japan Cash Machine Co., Ltd.	5,700	27,802
*	Japan Display, Inc.	169,300	75,823
	Japan Oil Transportation Co., Ltd.	700	17,555
	Japan Pulp & Paper Co., Ltd.	3,300	111,643
	Japan Securities Finance Co., Ltd.	25,400	126,158
	Japan Transcity Corp.	10,000	50,035
	Japan Wool Textile Co., Ltd. (The)	13,100	119,179
	JGC Holdings Corp.	44,100	499,648
	Jimoto Holdings, Inc.	5,050	38,739
	JK Holdings Co., Ltd.	2,700	20,875
	JMS Co., Ltd.	5,000	44,614
	Joban Kosan Co., Ltd.	2,000	25,712
	J-Oil Mills, Inc.	2,500	88,236
	Joshin Denki Co., Ltd.	5,300	138,789
	JSP Corp.	3,800	61,473
	JTEKT Corp.	50,400	447,841
	Juki Corp.	9,300	56,197
	Juroku Bank, Ltd. (The)	8,000	140,984
	JVCKenwood Corp.	53,400	88,760
	Kaga Electronics Co., Ltd.	4,900	114,427
	Kamei Corp.	5,900	67,262
	Kamigumi Co., Ltd.	6,400	112,902
	Kanaden Corp.	5,000	57,913
	Kanagawa Chuo Kotsu Co., Ltd.	1,300	47,957
	Kanamoto Co., Ltd.	7,200	153,991
	Kandenko Co., Ltd.	13,700	118,090
	Kaneka Corp.	11,200	402,226
	Kaneko Seeds Co., Ltd.	1,700	25,743
	Kanematsu Corp.	20,600	259,087
	Kansai Mirai Financial Group, Inc.	21,395	102,397
	Kansai Super Market, Ltd.	3,800	40,969
	Kanto Denka Kogyo Co., Ltd.	11,000	87,941
	Kasai Kogyo Co., Ltd.	7,400	27,582
	Katakura & Co-op Agri Corp.	1,200	14,232
	Kato Sangyo Co., Ltd.	6,100	201,310
	Kato Works Co., Ltd.	3,400	30,982
	Kawada Technologies, Inc.	1,400	56,253
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,500	38,152
*	Kawasaki Heavy Industries, Ltd.	32,900	699,147

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Kawasaki Kisen Kaisha, Ltd.	6,200	$108,533
	Kawata Manufacturing Co., Ltd.	1,900	17,164
	Keiyo Bank, Ltd. (The)	30,100	115,167
	Keiyo Co., Ltd.	8,600	60,565
	Kenko Mayonnaise Co., Ltd.	2,800	49,462
	KFC, Ltd.	700	14,371
	Kimura Unity Co., Ltd.	1,300	13,631
*	Kinki Sharyo Co., Ltd. (The)	800	9,440
	Kintetsu World Express, Inc.	10,300	252,509
	Ki-Star Real Estate Co., Ltd.	1,500	35,439
	Kitagawa Corp.	2,800	35,837
	Kita-Nippon Bank, Ltd. (The)	2,100	37,198
	Kitano Construction Corp.	1,200	27,769
	Kitz Corp.	15,000	86,182
	Kiyo Bank, Ltd. (The)	16,700	215,428
	Koa Corp.	5,700	86,760
	Koatsu Gas Kogyo Co., Ltd.	9,700	69,649
*	Kobe Steel, Ltd.	82,400	383,325
	Kohnan Shoji Co., Ltd.	7,000	190,348
	Kohsoku Corp.	2,700	37,796
	Kojima Co., Ltd.	7,900	46,815
	Kokusai Co., Ltd.	2,400	16,643
	Kokuyo Co., Ltd.	18,700	243,395
	KOMAIHALTEC, Inc.	1,200	24,429
	Komatsu Wall Industry Co., Ltd.	1,800	29,770
	Komehyo Holdings Co., Ltd.	2,800	18,994
	Komeri Co., Ltd.	9,400	249,614
	Konaka Co., Ltd.	7,500	21,725
	Kondotec, Inc.	4,200	42,372
	Konica Minolta, Inc.	108,300	469,815
	Konishi Co., Ltd.	3,800	57,460
	Konoike Transport Co., Ltd.	7,300	71,670
*	Kosaido Co., Ltd.	6,500	52,553
	Koshidaka Holdings Co., Ltd.	4,200	16,808
	Krosaki Harima Corp.	1,200	55,726
	KRS Corp.	1,800	26,729
	K's Holdings Corp.	24,200	327,228
	KU Holdings Co., Ltd.	2,600	20,212
	Kumagai Gumi Co., Ltd.	3,400	84,120
	Kurabo Industries, Ltd.	4,600	79,163
	Kuraray Co., Ltd.	46,200	494,961
	Kureha Corp.	4,900	303,508
	Kurimoto, Ltd.	3,200	50,485
	Kuriyama Holdings Corp.	2,000	12,488
*	KYB Corp.	5,400	121,174
	Kyodo Printing Co., Ltd.	2,200	75,064
	Kyoei Steel, Ltd.	6,200	79,833
	Kyokuto Boeki Kaisha, Ltd.	1,300	16,886
	Kyokuto Kaihatsu Kogyo Co., Ltd.	9,400	129,185
	Kyokuto Securities Co., Ltd.	7,000	50,539
	Kyokuyo Co., Ltd.	2,400	69,468
	KYORIN Holdings, Inc.	3,500	65,688
	Kyoritsu Printing Co., Ltd.	3,700	4,314
	Kyosan Electric Manufacturing Co., Ltd.	12,300	47,926
	Kyowa Electronic Instruments Co., Ltd.	6,500	23,794
	Kyowa Leather Cloth Co., Ltd.	4,900	29,590
	Kyushu Financial Group, Inc.	62,700	250,761
	Kyushu Leasing Service Co., Ltd.	2,800	16,355
	Lintec Corp.	10,400	235,565

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lonseal Corp.	700	$9,818
	Look Holdings, Inc.	1,800	15,369
	Macnica Fuji Electronics Holdings, Inc.	13,100	274,526
	Macromill, Inc.	5,600	40,339
	Maeda Corp.	10,700	87,613
	Maeda Road Construction Co., Ltd.	5,900	99,636
	Makino Milling Machine Co., Ltd.	6,900	278,065
	Mandom Corp.	3,600	54,173
	Marubun Corp.	5,500	28,313
	Marudai Food Co., Ltd.	6,100	98,832
	Marufuji Sheet Piling Co., Ltd.	600	11,381
	Maruha Nichiro Corp.	7,100	159,748
	Maruka Corp.	2,200	40,335
	Maruyama Manufacturing Co., Inc.	1,100	16,239
	Maruzen CHI Holdings Co., Ltd.	3,000	10,604
	Maruzen Co., Ltd.	600	10,331
	Maruzen Showa Unyu Co., Ltd.	2,900	93,088
	Matsuda Sangyo Co., Ltd.	4,300	73,696
	Max Co., Ltd.	3,200	46,582
*	Maxell Holdings, Ltd.	13,400	176,057
	Maxvalu Tokai Co., Ltd.	1,200	30,817
	Mazda Motor Corp.	135,100	963,138
	Mebuki Financial Group, Inc.	242,580	469,657
	Megmilk Snow Brand Co., Ltd.	10,200	220,059
	Meidensha Corp.	8,700	202,137
	Meiji Electric Industries Co., Ltd.	2,000	27,890
	Meiji Shipping Co., Ltd.	2,800	10,250
	Meiko Network Japan Co., Ltd.	1,000	5,679
	Meisei Industrial Co., Ltd.	10,700	79,923
	Meiwa Corp.	7,300	31,083
	Meiwa Estate Co., Ltd.	2,900	16,732
	Melco Holdings, Inc.	900	32,188
	Mercuria Investment Co., Ltd.	3,100	21,241
	Michinoku Bank, Ltd. (The)	5,400	52,096
	Mie Kotsu Group Holdings, Inc.	2,800	12,682
	Mikuni Corp.	6,100	15,805
*	Mimaki Engineering Co., Ltd.	2,200	10,009
	Ministop Co., Ltd.	3,600	48,881
	Mirait Holdings Corp.	16,410	261,559
	Mitani Sangyo Co., Ltd.	7,800	31,558
	Mito Securities Co., Ltd.	18,500	43,797
*	Mitsuba Corp.	11,500	46,326
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	52,580
	Mitsubishi Logistics Corp.	7,300	203,276
	Mitsubishi Materials Corp.	25,500	541,816
*	Mitsubishi Motors Corp.	82,200	186,886
	Mitsubishi Paper Mills, Ltd.	7,800	25,129
	Mitsubishi Pencil Co., Ltd.	700	8,890
	Mitsubishi Shokuhin Co., Ltd.	3,600	97,443
*	Mitsubishi Steel Manufacturing Co., Ltd.	4,700	27,597
	Mitsubishi UFJ Lease & Finance Co., Ltd.	46,600	228,022
*	Mitsui E&S Holdings Co., Ltd.	2,300	8,869
	Mitsui High-Tec, Inc.	4,400	172,440
	Mitsui Matsushima Holdings Co., Ltd.	1,600	11,743
	Mitsui Mining & Smelting Co., Ltd.	16,900	588,560
	Mitsui OSK Lines, Ltd.	29,200	792,734
	Mitsui Sugar Co., Ltd.	4,600	81,640
	Mitsui-Soko Holdings Co., Ltd.	5,900	126,098
	Miyaji Engineering Group, Inc.	1,600	37,650

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miyazaki Bank, Ltd. (The)	4,600	$93,987
	Miyoshi Oil & Fat Co., Ltd.	1,800	20,080
	Mizuho Leasing Co., Ltd.	7,400	230,146
	Mizuno Corp.	5,500	109,399
	Modec, Inc.	5,000	93,339
	MORESCO Corp.	2,000	21,680
	Morinaga Milk Industry Co., Ltd.	6,700	333,365
	Moriroku Holdings Co., Ltd.	900	17,423
	Morita Holdings Corp.	1,800	28,853
	Morito Co., Ltd.	4,900	28,136
	Mory Industries, Inc.	1,800	38,803
	MRK Holdings, Inc.	10,200	13,563
	MrMax Holdings, Ltd.	8,500	59,836
	Mugen Estate Co., Ltd.	4,100	17,683
	Musashino Bank, Ltd. (The)	6,700	96,256
	Nachi-Fujikoshi Corp.	3,500	140,126
	Nafco Co., Ltd.	1,700	31,982
	Nagano Bank, Ltd. (The)	2,800	33,202
	Nagano Keiki Co., Ltd.	4,200	37,754
	Nagase & Co., Ltd.	29,500	423,047
	Nakabayashi Co., Ltd.	4,000	23,552
	Nakamuraya Co., Ltd.	900	33,144
	Nakayama Steel Works, Ltd.	8,000	27,592
	Nakayamafuku Co., Ltd.	4,300	23,333
	Nanto Bank, Ltd. (The)	8,500	135,913
	Natori Co., Ltd.	1,100	20,176
	NEC Capital Solutions, Ltd.	2,600	47,222
	Neturen Co., Ltd.	10,100	46,446
	NGK Spark Plug Co., Ltd.	19,700	367,484
	NHK Spring Co., Ltd.	49,600	339,294
	Nicca Chemical Co., Ltd.	1,600	13,119
*	Nice Corp.	1,200	17,006
	Nichiban Co., Ltd.	1,300	20,701
	Nichicon Corp.	13,400	182,109
	Nichiden Corp.	3,900	80,273
	Nichiha Corp.	4,300	128,848
	Nichi-iko Pharmaceutical Co., Ltd.	12,600	122,297
	Nichirin Co., Ltd.	2,750	39,069
	Nihon Chouzai Co., Ltd.	1,200	17,190
	Nihon Denkei Co., Ltd.	1,400	17,038
	Nihon House Holdings Co., Ltd.	13,000	38,532
	Nihon Nohyaku Co., Ltd.	9,500	43,297
	Nihon Parkerizing Co., Ltd.	13,800	133,988
	Nihon Plast Co., Ltd.	4,500	21,755
	Nihon Tokushu Toryo Co., Ltd.	3,100	30,806
	Nihon Yamamura Glass Co., Ltd.	2,700	22,205
	Nikkato Corp.	2,400	18,247
	Nikkiso Co., Ltd.	9,800	94,147
	Nikkon Holdings Co., Ltd.	12,000	242,164
	Nikon Corp.	64,900	517,216
	Nippn Corp.	11,700	184,198
	Nippo Corp.	12,700	316,466
	Nippon Carbide Industries Co., Inc.	2,300	27,798
	Nippon Chemical Industrial Co., Ltd.	1,800	51,517
*	Nippon Chemi-Con Corp.	5,000	92,175
	Nippon Chemiphar Co., Ltd.	500	10,654
	Nippon Coke & Engineering Co., Ltd.	52,300	47,857
	Nippon Concrete Industries Co., Ltd.	17,600	51,561
	Nippon Denko Co., Ltd.	35,700	92,020

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Densetsu Kogyo Co., Ltd.	9,100	$169,786
	Nippon Dry-Chemical Co., Ltd.	1,400	19,510
	Nippon Electric Glass Co., Ltd.	23,200	509,697
	Nippon Filcon Co., Ltd.	3,100	14,866
	Nippon Kayaku Co., Ltd.	19,100	180,297
	Nippon Koei Co., Ltd.	3,200	82,422
	Nippon Light Metal Holdings Co., Ltd.	18,000	324,997
	Nippon Paper Industries Co., Ltd.	29,800	363,861
	Nippon Pillar Packing Co., Ltd.	4,100	65,297
	Nippon Piston Ring Co., Ltd.	2,200	19,827
	Nippon Road Co., Ltd. (The)	1,500	103,801
	Nippon Seisen Co., Ltd.	1,200	43,266
*	Nippon Sharyo, Ltd.	500	11,793
*	Nippon Sheet Glass Co., Ltd.	2,500	11,153
	Nippon Signal Co., Ltd.	12,000	106,868
	Nippon Soda Co., Ltd.	6,600	189,039
	Nippon Steel Trading Corp.	4,400	150,944
	Nippon Suisan Kaisha, Ltd.	50,900	212,541
	Nippon Thompson Co., Ltd.	17,000	77,747
	Nippon Yakin Kogyo Co., Ltd.	4,400	73,061
	Nippon Yusen K.K.	43,400	999,661
	Nishimatsu Construction Co., Ltd.	15,600	361,496
	Nishimoto Co., Ltd.	400	10,117
	Nishi-Nippon Financial Holdings, Inc.	35,900	215,822
	Nishio Rent All Co., Ltd.	4,800	100,027
	Nissan Tokyo Sales Holdings Co., Ltd.	4,700	11,647
	Nissei Plastic Industrial Co., Ltd.	3,700	30,979
	Nissha Co., Ltd.	8,000	103,047
	Nisshin Oillio Group, Ltd. (The)	6,500	189,307
	Nisshinbo Holdings, Inc.	45,204	336,227
	Nissin Corp.	4,100	48,823
	Nissin Electric Co., Ltd.	8,100	106,518
	Nitta Gelatin, Inc.	3,800	24,194
	Nitto Fuji Flour Milling Co., Ltd.	400	25,627
	Nitto Kogyo Corp.	6,600	128,774
	Nitto Seiko Co., Ltd.	8,700	37,387
	Nittoc Construction Co., Ltd.	2,000	14,609
	Noda Corp.	1,700	11,081
	NOK Corp.	24,800	323,612
	Nomura Real Estate Holdings, Inc.	28,500	636,573
	Noritake Co., Ltd.	3,000	93,144
	Noritsu Koki Co., Ltd.	6,100	122,849
	Noritz Corp.	9,000	129,074
	North Pacific Bank, Ltd.	76,400	154,653
	Nozawa Corp.	1,400	9,076
	NS United Kaiun Kaisha, Ltd.	2,900	39,242
*	NTN Corp.	104,500	276,019
	Ogaki Kyoritsu Bank, Ltd. (The)	9,800	185,334
	Ohmoto Gumi Co., Ltd.	200	9,645
	OIE Sangyo Co., Ltd.	200	2,434
	Oiles Corp.	5,800	90,404
	Oita Bank, Ltd. (The)	4,300	82,687
	Okabe Co., Ltd.	10,500	77,626
	Okada Aiyon Corp.	1,100	11,848
	Okamoto Industries, Inc.	700	25,843
	Okamoto Machine Tool Works, Ltd.	800	21,584
	Okamura Corp.	11,100	97,416
	Okasan Securities Group, Inc.	40,200	144,660
	Oki Electric Industry Co., Ltd.	16,500	172,372

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	OKUMA Corp.	6,000	$360,234
	Okura Industrial Co., Ltd.	1,800	31,937
	Okuwa Co., Ltd.	6,100	73,761
	Olympic Group Corp.	2,600	22,146
	Onoken Co., Ltd.	5,000	57,859
	Onward Holdings Co., Ltd.	27,200	63,613
	Orient Corp.	99,700	113,403
	Origin Co., Ltd.	1,300	16,726
	Osaka Soda Co., Ltd.	3,100	75,127
	OSAKA Titanium Technologies Co., Ltd.	5,100	39,016
	Osaki Electric Co., Ltd.	12,400	68,495
	OSG Corp.	7,900	142,282
	OSJB Holdings Corp.	12,500	31,138
	OUG Holdings, Inc.	600	16,186
	Pacific Industrial Co., Ltd.	12,200	127,949
	Pack Corp. (The)	900	21,897
	PAL GROUP Holdings Co., Ltd.	1,900	27,351
	Paltek Corp.	2,400	11,187
	Paramount Bed Holdings Co., Ltd.	600	26,277
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	20,166
	Press Kogyo Co., Ltd.	29,000	85,013
	Pressance Corp.	3,500	49,258
	PS Mitsubishi Construction Co., Ltd.	8,400	48,388
	Punch Industry Co., Ltd.	4,100	16,113
	Qol Holdings Co., Ltd.	1,000	10,960
	Raiznext Corp.	8,600	95,035
	Rasa Corp.	1,900	16,256
	Rasa Industries, Ltd.	1,600	35,860
	Raysum Co., Ltd.	4,400	38,333
	Rengo Co., Ltd.	31,200	259,497
	Resorttrust, Inc.	17,600	249,168
	Restar Holdings Corp.	2,400	47,909
	Retail Partners Co., Ltd.	7,200	90,788
	Riberesute Corp.	2,000	13,893
	Ricoh Leasing Co., Ltd.	4,200	123,733
*	Right On Co., Ltd.	6,100	35,769
	Riken Corp.	2,600	51,222
	Riken Keiki Co., Ltd.	2,600	74,409
	Riken Technos Corp.	11,500	49,869
	Riken Vitamin Co., Ltd.	900	11,762
	Riso Kagaku Corp.	1,500	19,831
	Rix Corp.	600	9,126
	Roland DG Corp.	3,200	52,634
	Round One Corp.	7,100	61,846
*	Ryobi, Ltd.	7,300	83,602
	Ryoden Corp.	4,800	73,908
	Ryosan Co., Ltd.	4,300	95,558
	S Foods, Inc.	3,000	99,754
	S LINE Co., Ltd.	1,800	15,243
	Sac's Bar Holdings, Inc.	2,500	13,302
	Saizeriya Co., Ltd.	4,500	91,843
	Sakai Chemical Industry Co., Ltd.	4,000	77,879
	Sakai Heavy Industries, Ltd.	700	14,335
	Sakata INX Corp.	11,400	115,250
	Sala Corp.	16,900	91,948
	SAMTY Co., Ltd.	6,200	95,705
	San Holdings, Inc.	2,200	24,439
	San ju San Financial Group, Inc.	4,330	51,747
	San-A Co., Ltd.	1,600	62,073

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San-Ai Oil Co., Ltd.	16,300	$167,571
	Sanei Architecture Planning Co., Ltd.	3,100	51,854
	Sangetsu Corp.	7,100	106,028
	San-In Godo Bank, Ltd. (The)	41,300	187,022
	Sanken Electric Co., Ltd.	2,500	102,998
	Sanki Engineering Co., Ltd.	9,900	117,645
	Sanko Gosei, Ltd.	2,000	8,096
	Sanko Metal Industrial Co., Ltd.	1,000	26,324
	Sankyo Co., Ltd.	4,600	131,389
	Sankyo Tateyama, Inc.	7,700	59,057
	Sankyu, Inc.	7,400	278,622
	Sanoh Industrial Co., Ltd.	7,100	59,186
	Sansei Landic Co., Ltd.	1,300	9,056
	Sansei Technologies, Inc.	800	4,626
	Sansha Electric Manufacturing Co., Ltd.	4,900	42,247
	Sanyo Chemical Industries, Ltd.	3,500	175,447
	Sanyo Denki Co., Ltd.	2,300	137,897
*	Sanyo Special Steel Co., Ltd.	4,600	64,232
	Sanyo Trading Co., Ltd.	4,600	42,758
	Sapporo Holdings, Ltd.	11,900	230,871
	Sato Shoji Corp.	5,000	43,583
	Satori Electric Co., Ltd.	4,200	30,223
	Sawada Holdings Co., Ltd.	6,000	53,228
	Sawai Pharmaceutical Co., Ltd.	5,400	246,851
*	Saxa Holdings, Inc.	1,300	17,613
	Scroll Corp.	8,200	64,542
	SEC Carbon, Ltd.	600	39,179
	Secom Joshinetsu Co., Ltd.	945	34,108
	Seibu Holdings, Inc.	29,600	271,825
	Seika Corp.	2,600	33,480
	Seikitokyu Kogyo Co., Ltd.	8,500	65,285
	Seiko Epson Corp.	26,900	458,239
	Seiko Holdings Corp.	7,000	94,085
	Seiko PMC Corp.	2,300	16,417
	Seino Holdings Co., Ltd.	40,000	518,190
	Seiren Co., Ltd.	5,500	83,312
	Sekisui Kasei Co., Ltd.	8,100	41,261
	Senko Group Holdings Co., Ltd.	29,600	275,044
	Senshu Electric Co., Ltd.	2,300	67,861
	Senshu Ikeda Holdings, Inc.	62,500	88,894
	Seven Bank, Ltd.	83,000	182,854
	Shibaura Electronics Co., Ltd.	1,600	46,705
	Shibaura Machine Co., Ltd.	6,300	151,317
	Shibaura Mechatronics Corp.	900	45,786
	Shibusawa Warehouse Co., Ltd. (The)	3,100	63,505
	Shiga Bank, Ltd. (The)	11,600	212,163
	Shikibo, Ltd.	2,500	23,943
	Shikoku Bank, Ltd. (The)	9,600	60,841
	Shima Seiki Manufacturing, Ltd.	5,100	100,555
	Shimizu Bank, Ltd. (The)	2,700	43,113
	Shimojima Co., Ltd.	2,900	37,497
	Shin Nippon Air Technologies Co., Ltd.	1,100	22,170
	Shinagawa Refractories Co., Ltd.	1,700	43,365
	Shindengen Electric Manufacturing Co., Ltd.	2,400	61,554
	Shin-Etsu Polymer Co., Ltd.	11,300	105,168
	Shinko Shoji Co., Ltd.	8,100	59,262
	Shinmaywa Industries, Ltd.	6,000	52,041
	Shinoken Group Co., Ltd.	5,100	56,203
	Shinsei Bank, Ltd.	41,700	511,160

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinsho Corp.	1,500	$25,426
	Shinwa Co., Ltd.	1,300	25,979
	Shizuki Electric Co., Inc.	3,000	16,672
	Shizuoka Bank, Ltd. (The)	77,300	561,929
	Shizuoka Gas Co., Ltd.	12,800	116,091
	Shofu, Inc.	1,900	33,995
	Showa Denko K.K.	29,300	699,031
	Siix Corp.	7,900	115,829
	Sinanen Holdings Co., Ltd.	2,300	64,400
	Sinfonia Technology Co., Ltd.	5,800	79,506
	Sinko Industries, Ltd.	3,700	64,457
	SK-Electronics Co., Ltd.	2,400	29,140
	SKY Perfect JSAT Holdings, Inc.	34,300	150,645
	SMK Corp.	1,500	42,832
	Soda Nikka Co., Ltd.	6,400	31,982
	Sodick Co., Ltd.	13,600	121,628
	Sojitz Corp.	284,400	658,365
	Soken Chemical & Engineering Co., Ltd.	1,600	28,863
	Space Co., Ltd.	2,320	17,134
	Space Value Holdings Co., Ltd.	7,300	47,191
	SPK Corp.	1,200	14,306
	St Marc Holdings Co., Ltd.	2,500	34,680
	Starts Corp., Inc.	3,300	84,937
	Starzen Co., Ltd.	1,900	76,576
	Sugimoto & Co., Ltd.	2,800	61,255
	Sumida Corp.	7,600	70,296
	Suminoe Textile Co., Ltd.	1,700	32,776
	Sumitomo Bakelite Co., Ltd.	3,200	114,777
	Sumitomo Densetsu Co., Ltd.	4,000	98,612
	Sumitomo Forestry Co., Ltd.	31,100	602,279
	Sumitomo Heavy Industries, Ltd.	25,300	704,037
	Sumitomo Mitsui Construction Co., Ltd.	25,500	106,122
	Sumitomo Osaka Cement Co., Ltd.	6,100	184,523
*	Sumitomo Precision Products Co., Ltd.	600	11,118
	Sumitomo Riko Co., Ltd.	12,000	67,103
	Sumitomo Rubber Industries, Ltd.	49,154	452,368
	Sumitomo Seika Chemicals Co., Ltd.	2,600	106,783
	Sun Frontier Fudousan Co., Ltd.	8,200	69,040
	Suncall Corp.	7,300	32,976
	Sun-Wa Technos Corp.	2,500	24,826
	Suruga Bank, Ltd.	38,200	112,333
	Suzuki Co., Ltd.	3,000	32,113
	SWCC Showa Holdings Co., Ltd.	6,200	96,242
	T Hasegawa Co., Ltd.	7,700	148,945
	T RAD Co., Ltd.	1,700	22,026
	T&K Toka Co., Ltd.	6,700	53,961
	Tachibana Eletech Co., Ltd.	4,500	68,100
	Tachikawa Corp.	2,800	33,931
	Tachi-S Co., Ltd.	8,500	86,706
	Tadano, Ltd.	27,900	272,203
	Taihei Dengyo Kaisha, Ltd.	4,000	93,907
	Taiheiyo Cement Corp.	28,100	699,606
	Taiheiyo Kouhatsu, Inc.	1,500	8,944
	Taiho Kogyo Co., Ltd.	6,200	42,092
	Taikisha, Ltd.	6,000	159,993
	Taiko Bank, Ltd. (The)	2,400	29,642
	Taisei Lamick Co., Ltd.	1,100	29,916
	Takamatsu Construction Group Co., Ltd.	4,100	80,208
	Takamatsu Machinery Co., Ltd.	2,400	15,360

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takaoka Toko Co., Ltd.	3,700	$53,617
	Takara Leben Co., Ltd.	18,900	56,978
	Takara Standard Co., Ltd.	10,400	145,404
	Takasago International Corp.	4,100	101,324
	Takasago Thermal Engineering Co., Ltd.	5,100	77,010
	Takashima & Co., Ltd.	700	11,115
	Takashimaya Co., Ltd.	42,400	402,589
	Take And Give Needs Co., Ltd.	2,900	15,846
	TAKEBISHI Corp.	2,800	42,536
	Takeei Corp.	6,700	84,219
	Takeuchi Manufacturing Co., Ltd.	5,500	125,234
	Takihyo Co., Ltd.	1,600	28,722
	Takisawa Machine Tool Co., Ltd.	1,800	17,163
	Tamron Co., Ltd.	4,200	81,836
	Tamura Corp.	19,400	104,098
	Tatsuta Electric Wire and Cable Co., Ltd.	11,500	75,285
	Tayca Corp.	4,400	62,128
	Tbk Co., Ltd.	9,300	38,930
	TECHNO ASSOCIE Co., Ltd.	1,200	11,690
	Teijin, Ltd.	44,800	819,592
	Tekken Corp.	3,900	69,056
	Toa Corp.	6,000	48,650
	Toa Corp.	4,300	84,095
	Toa Oil Co., Ltd.	2,000	53,686
	TOA ROAD Corp.	1,700	60,305
	Tobishima Corp.	5,740	57,474
	Tochigi Bank, Ltd. (The)	31,600	51,327
	Toda Corp.	4,300	30,343
*	Toda Kogyo Corp.	1,200	25,042
	Toei Co., Ltd.	300	54,584
	Toenec Corp.	2,600	91,247
	Toho Acetylene Co., Ltd.	1,200	16,194
	Toho Bank, Ltd. (The)	50,500	98,320
	Toho Chemical Industry Co., Ltd.	3,000	13,447
	Toho Co., Ltd.	2,100	37,846
	Toho Holdings Co., Ltd.	10,200	192,087
	Toho Titanium Co., Ltd.	4,300	35,161
*	Toho Zinc Co., Ltd.	3,500	72,618
	Tohoku Bank, Ltd. (The)	2,800	29,688
	Tokai Corp.	600	11,493
	Tokai Lease Co., Ltd.	800	10,777
	Tokai Rika Co., Ltd.	17,000	278,562
	Tokai Tokyo Financial Holdings, Inc.	50,500	149,392
	Tokushu Tokai Paper Co., Ltd.	2,500	109,559
	Tokuyama Corp.	5,300	132,292
	Tokyo Keiki, Inc.	3,800	33,901
	Tokyo Kiraboshi Financial Group, Inc.	7,500	78,635
	Tokyo Rakutenchi Co., Ltd.	900	36,985
*	Tokyo Rope Manufacturing Co., Ltd.	4,200	51,809
	Tokyo Sangyo Co., Ltd.	4,000	23,027
	Tokyo Steel Manufacturing Co., Ltd.	14,400	101,575
	Tokyo Tatemono Co., Ltd.	34,000	459,017
	Tokyo Tekko Co., Ltd.	3,100	58,940
	Tokyo Theatres Co., Inc.	3,000	36,328
	Tokyu Construction Co., Ltd.	14,500	72,499
	Tokyu Fudosan Holdings Corp.	118,800	671,300
	Tokyu Recreation Co., Ltd.	600	26,837
	Toli Corp.	12,400	28,669
	Tomato Bank, Ltd.	3,100	30,582

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tomen Devices Corp.	800	$29,195
	Tomoe Corp.	6,700	24,866
	Tomoe Engineering Co., Ltd.	2,300	44,557
*	Tomoegawa Co., Ltd.	1,400	10,641
	Tomoku Co., Ltd.	3,200	55,494
	TOMONY Holdings, Inc.	44,100	126,971
	Tonami Holdings Co., Ltd.	1,600	82,766
	Topre Corp.	9,300	128,832
*	Topy Industries, Ltd.	4,300	52,079
	Torishima Pump Manufacturing Co., Ltd.	5,200	43,371
	Tosei Corp.	9,200	90,918
	Totech Corp.	600	15,718
	Tottori Bank, Ltd. (The)	3,000	31,820
	Towa Bank, Ltd. (The)	9,700	61,371
	Towa Pharmaceutical Co., Ltd.	2,500	50,043
	Toyo Construction Co., Ltd.	22,200	109,211
	Toyo Denki Seizo K.K.	1,900	20,945
*	Toyo Engineering Corp.	4,800	20,005
	Toyo Ink SC Holdings Co., Ltd.	9,600	168,626
	Toyo Kanetsu K.K.	1,800	41,336
	Toyo Logistics Co., Ltd.	6,200	18,589
	Toyo Machinery & Metal Co., Ltd.	5,300	22,095
	Toyo Securities Co., Ltd.	18,000	22,391
	Toyo Seikan Group Holdings, Ltd.	30,600	327,934
	Toyo Tanso Co., Ltd.	4,200	77,383
	Toyo Tire Corp.	18,400	279,450
	Toyo Wharf & Warehouse Co., Ltd.	1,800	23,886
	Toyobo Co., Ltd.	24,100	302,481
	Toyoda Gosei Co., Ltd.	15,500	409,928
	Toyota Boshoku Corp.	16,000	258,692
	TPR Co., Ltd.	6,800	91,131
	Tsubaki Nakashima Co., Ltd.	7,300	84,083
	Tsubakimoto Chain Co.	7,600	195,438
	Tsubakimoto Kogyo Co., Ltd.	1,000	33,613
*	Tsudakoma Corp.	800	6,742
*	Tsukada Global Holdings, Inc.	5,400	14,399
	Tsukishima Kikai Co., Ltd.	7,700	99,429
	Tsukuba Bank, Ltd.	24,100	40,605
	Tsurumi Manufacturing Co., Ltd.	4,800	84,317
	Tv Tokyo Holdings Corp.	3,900	88,735
	UACJ Corp.	9,500	167,685
	Ube Industries, Ltd.	30,400	577,493
	Ueki Corp.	500	12,996
*	Uniden Holdings Corp.	2,100	41,030
	UNIMAT Retirement Community Co., Ltd.	1,300	12,690
	Union Tool Co.	1,500	48,974
	Unipres Corp.	9,300	85,332
	United Super Markets Holdings, Inc.	12,200	132,651
	UNITED, Inc.	2,700	33,250
*	Universal Entertainment Corp.	5,700	130,611
	Urbanet Corp. Co., Ltd.	7,300	17,905
	Utoc Corp.	3,300	14,795
	Valor Holdings Co., Ltd.	8,000	189,286
	Valqua, Ltd.	1,300	25,454
	Vital KSK Holdings, Inc.	12,300	93,549
	VT Holdings Co., Ltd.	16,200	65,501
	Wacoal Holdings Corp.	9,300	185,462
	Wakachiku Construction Co., Ltd.	3,700	43,470
	Wakita & Co., Ltd.	11,300	107,175

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Warabeya Nichiyo Holdings Co., Ltd.	3,900	$60,702
	Watahan & Co., Ltd.	1,400	18,020
	Wood One Co., Ltd.	1,200	11,758
	Xebio Holdings Co., Ltd.	8,300	69,326
	YAC Holdings Co., Ltd.	1,800	16,939
*	Yachiyo Industry Co., Ltd.	3,600	20,856
	Yagi & Co., Ltd.	800	10,280
	Yahagi Construction Co., Ltd.	7,300	59,478
	YAMABIKO Corp.	11,300	138,362
	Yamagata Bank, Ltd. (The)	7,400	71,091
	Yamaguchi Financial Group, Inc.	56,328	320,313
	Yamanashi Chuo Bank, Ltd. (The)	8,100	61,325
	Yamashina Corp.	27,600	20,346
	Yamatane Corp.	1,500	19,573
	Yamaya Corp.	1,800	37,239
	Yamazawa Co., Ltd.	800	13,359
	Yamazen Corp.	6,900	64,665
	Yashima Denki Co., Ltd.	4,000	37,267
	Yellow Hat, Ltd.	9,600	154,154
	Yokogawa Bridge Holdings Corp.	7,800	144,996
	Yokohama Reito Co., Ltd.	14,900	125,815
	Yokohama Rubber Co., Ltd. (The)	29,000	456,761
	Yondenko Corp.	1,000	26,089
	Yondoshi Holdings, Inc.	2,800	51,162
	Yorozu Corp.	6,400	75,351
	Yotai Refractories Co., Ltd.	5,200	42,556
	Yuasa Funashoku Co., Ltd.	500	14,140
	Yuasa Trading Co., Ltd.	4,500	140,700
	Yurtec Corp.	11,800	92,450
	Yushin Precision Equipment Co., Ltd.	4,900	44,806
	Yushiro Chemical Industry Co., Ltd.	2,100	21,995
	Zuiko Corp.	2,300	23,287
TOTAL JAPAN			94,684,525
MALAYSIA — (0.6%)
	Duopharma Biotech Bhd	49,073	42,861
#	Aeon Co. M Bhd	96,500	22,040
	AEON Credit Service M Bhd	9,100	24,281
	AFFIN Bank Bhd	80,542	32,606
#*	AirAsia Group Bhd	205,200	35,046
	Ajinomoto Malaysia Bhd	3,900	14,733
*	Alliance Bank Malaysia Bhd	160,800	98,396
	Allianz Malaysia Bhd	10,200	34,046
	AMMB Holdings Bhd	326,900	248,540
	ATA IMS Bhd	58,100	31,137
	Batu Kawan Bhd	12,100	53,476
*	Berjaya Assets Bhd	139,400	10,348
*	Berjaya Corp. Bhd	528,042	23,459
	BIMB Holdings Bhd	81,700	80,701
*	Boustead Holdings Bhd	106,008	18,513
*	Bumi Armada Bhd	415,900	33,066
	Cahya Mata Sarawak Bhd	111,300	52,061
*	Cypark Resources Bhd	33,050	10,974
*	Dagang NeXchange Bhd	205,700	13,372
#*	Dayang Enterprise Holdings Bhd	73,040	18,600
	DRB-Hicom Bhd	155,700	67,963
	Eastern & Oriental Bhd	142,981	14,300
	Eco World Development Group Bhd	232,300	28,594
	Ekovest BHD	194,300	20,797

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	FGV Holdings Bhd	358,300	$115,685
	Gamuda Bhd	280,818	228,786
	Genting Malaysia Bhd	426,000	258,730
	George Kent Malaysia Bhd	66,200	12,217
	Hai-O Enterprise Bhd	15,700	8,208
#*	Hengyuan Refining Co. Bhd	35,300	41,676
	Hong Leong Industries Bhd	10,900	21,683
*	IGB Bhd	51,450	32,028
	IJM Corp. Bhd	555,300	205,599
	IJM Plantations Bhd	7,000	3,008
	IOI Properties Group Bhd	201,749	64,674
*	JAKS Resources Bhd	220,220	36,608
*	Jaya Tiasa Holdings Bhd	64,000	11,758
	Kerjaya Prospek Group Bhd	39,895	9,704
	Kim Loong Resources Bhd	32,700	10,962
*	KNM Group Bhd	444,200	19,528
	KPJ Healthcare Bhd	67,900	15,428
*	LBS Bina Group Bhd	122,590	12,523
	Lii Hen Industries Bhd	15,400	14,587
	Lotte Chemical Titan Holding Bhd	37,200	21,680
	Magni-Tech Industries Bhd	28,266	14,692
	Magnum Bhd	144,430	75,247
#	Mah Sing Group Bhd	217,100	43,021
#	Malayan Flour Mills Bhd	85,950	19,074
	Malaysia Airports Holdings Bhd	158,800	202,127
	Malaysia Building Society Bhd	242,426	35,603
	Malaysian Resources Corp. Bhd	373,000	35,304
	Matrix Concepts Holdings Bhd	66,750	28,018
#	Mega First Corp. Bhd	32,300	56,978
	MKH Bhd	42,400	12,867
	MMC Corp. Bhd	147,400	28,106
	MNRB Holdings Bhd	102,843	22,828
*	MPHB Capital Bhd	107,000	25,896
#	Muda Holdings Bhd	36,200	29,676
	Muhibbah Engineering M Bhd	57,500	11,692
*	Mulpha International Bhd	20,120	6,667
	Padini Holdings Bhd	22,300	14,465
#	Paramount Corp. Bhd	41,580	8,259
#	Petron Malaysia Refining & Marketing Bhd	17,400	18,841
*	Sapura Energy Bhd	1,048,700	29,457
	Sarawak Oil Palms Bhd	45,385	45,589
	Scientex Bhd	65,700	64,756
#	Serba Dinamik Holdings Bhd	154,500	61,101
	Sime Darby Bhd	347,000	188,200
	Sime Darby Property Bhd	296,000	41,623
	SP Setia Bhd Group	290,657	65,571
	Sunway Bhd	114,000	42,240
	Ta Ann Holdings Bhd	39,440	26,686
	TA Enterprise Bhd	239,700	38,431
#	Taliworks Corp. Bhd	69,900	13,867
	Tan Chong Motor Holdings Bhd	37,700	10,497
	Thong Guan Industries Bhd	26,000	15,248
*	Tropicana Corp. Bhd	116,928	24,849
	TSH Resources Bhd	96,200	24,169
	UEM Edgenta Bhd	59,000	22,873
*	UEM Sunrise Bhd	347,300	32,011
	UMW Holdings Bhd	60,200	42,721
#	United Malacca Bhd	15,200	18,992
	United Plantations Bhd	3,400	11,983

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	UOA Development Bhd	124,600	$49,257
*	Velesto Energy Bhd	594,639	17,495
*	WCT Holdings Bhd	176,484	19,970
	Yinson Holdings Bhd	63,700	81,709
	YNH Property Bhd	52,616	35,657
*	YTL Corp. Bhd	708,434	112,585
TOTAL MALAYSIA			4,001,880
MEXICO — (0.8%)
	ALEATICA S.A.B. de C.V.	32,376	33,562
	Alfa S.A.B. de C.V., Class A	543,297	341,101
	Alpek S.A.B. de C.V.	72,844	62,258
*	Banco del Bajio SA	121,511	149,733
*	Cemex S.A.B. de C.V.	2,301,987	1,322,865
*	Cia Minera Autlan S.A.B. de C.V., Class B	33,523	17,662
*	Consorcio ARA S.A.B. de C.V.	158,657	26,702
*	Controladora Nemak SAB de CV	543,297	70,765
*	Corp. Actinver S.A.B. de C.V.	15,000	6,714
*	Corpovael S.A. de C.V.	10,092	2,127
*	Credito Real S.A.B. de C.V. SOFOM ER	65,673	34,568
	Cydsa S.A.B. de C.V.	1,721	1,499
	El Puerto de Liverpool S.A.B. de C.V., Class C1	13,273	42,029
*	Gentera S.A.B. de C.V.	134,521	52,695
	Grupo Cementos de Chihuahua S.A.B. de C.V.	27,500	174,479
	Grupo Comercial Chedraui S.A. de C.V.	87,962	119,720
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	193,096	173,135
	Grupo Herdez S.A.B. de C.V.	18,613	42,213
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	34,842	8,057
*	Grupo Industrial Saltillo S.A.B. de C.V.	37,531	48,518
	Grupo Lala S.A.B. de C.V.	30,118	21,980
	Grupo Rotoplas S.A.B. de C.V.	19,309	20,855
	Grupo Sanborns S.A.B. de C.V.	56,188	50,640
	Grupo Simec S.A.B. de C.V., Class B	17,895	75,573
*	Grupo Televisa S.A.B., Sponsored ADR	4,200	31,542
*	Grupo Televisa S.A.B.	159,470	242,406
*	Hoteles City Express S.A.B. de C.V.	61,700	17,457
	Industrias Bachoco S.A.B. de C.V., Class B	31,651	107,248
	Industrias CH S.A.B. de C.V., Class B	36,248	195,961
	Industrias Penoles S.A.B. de C.V.	15,986	238,648
	La Comer S.A.B. de C.V.	88,702	185,634
	Megacable Holdings S.A.B. de C.V.	33,259	120,663
*	Minera Frisco S.A.B. de C.V., Class A1	115,113	23,810
*	Minera Frisco S.A.B. de C.V., Class A2	158,284	32,469
	Nemak S.A.B. de C.V.	128,545	35,994
	Orbia Advance Corp. S.A.B. de C.V.	140,399	300,126
	Organizacion Cultiba S.A.B. de C.V.	69,200	56,510
*	Organizacion Soriana S.A.B. de C.V., Class B	40,351	37,243
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	16,969	127,953
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	1,500	7,280
*	Regional S.A.B. de C.V.	21,120	86,730
*	Unifin Financiera S.A.B. de C.V.	16,613	20,074
*	Vitro S.A.B. de C.V., Class A	22,198	30,072
TOTAL MEXICO			4,797,270
NETHERLANDS — (1.8%)
	Aalberts NV	6,800	306,976
*	ABN AMRO Bank NV	51,757	540,552
*	Accell Group NV	2,150	76,155

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Aegon NV	200,117	$829,737
	Aegon NV	62,458	255,453
	APERAM SA	13,306	575,938
*	Arcadis NV	21,846	765,929
*	ArcelorMittal SA	11,100	239,649
	ASR Nederland NV	38,573	1,495,250
*	Boskalis Westminster	23,172	650,992
*	Brunel International NV	4,689	45,410
	ForFarmers NV	5,755	37,040
#*	Fugro NV	13,276	139,056
*	Heijmans NV	6,987	85,661
*	Hunter Douglas NV	991	77,757
*	Intertrust NV	2,131	32,764
*	Kendrion NV	2,302	53,830
*	Koninklijke BAM Groep NV	74,029	145,919
	Koninklijke Vopak NV	13,369	676,641
*	Lucas Bols NV	1,767	20,797
	NN Group NV	40,617	1,691,760
*	OCI NV	5,175	107,368
	Ordina NV	26,153	91,293
*	Randstad NV	1,896	118,458
	SBM Offshore NV	42,654	732,150
*	Signify NV	30,082	1,435,394
*	Sligro Food Group NV	3,751	83,343
	TKH Group NV	618	29,188
*	Van Lanschot Kempen NV	2,353	58,528
TOTAL NETHERLANDS			11,398,988
NEW ZEALAND — (0.5%)
*	Air New Zealand, Ltd.	129,552	147,123
	Arvida Group, Ltd.	70,904	90,923
	Chorus, Ltd.	93,723	566,798
*	Comvita, Ltd.	6,699	15,374
*	Fletcher Building, Ltd.	136,916	608,577
	Heartland Group Holdings, Ltd.	69,172	91,906
*	Kathmandu Holdings, Ltd.	89,321	82,371
	NEW Zealand King Salmon Investments, Ltd.	7,515	8,262
*	New Zealand Refining Co., Ltd. (The)	37,173	12,494
*	NZME, Ltd.	28,793	15,052
	Oceania Healthcare, Ltd.	58,027	65,524
	PGG Wrightson, Ltd.	2,747	6,502
	Sanford, Ltd.	10,820	36,861
	Scales Corp., Ltd.	15,450	54,051
	Skellerup Holdings, Ltd.	27,001	75,269
*	SKY Network Television, Ltd.	264,812	31,143
	SKYCITY Entertainment Group, Ltd.	136,942	298,367
*	Steel & Tube Holdings, Ltd.	30,627	19,806
	Summerset Group Holdings, Ltd.	44,530	386,997
*	Tourism Holdings, Ltd.	19,890	31,996
*	TOWER, Ltd.	65,261	32,278
	Turners Automotive Group, Ltd.	14,592	33,978
*	Vista Group International, Ltd.	31,522	33,605
*	Warehouse Group, Ltd. (The)	13,394	29,728
*	Z Energy, Ltd.	57,110	120,588
TOTAL NEW ZEALAND			2,895,573
NORWAY — (0.6%)
*	Akastor ASA	22,420	16,154

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Aker Solutions ASA	63,851	$109,020
	American Shipping Co. ASA	8,329	27,859
	Austevoll Seafood ASA	18,044	179,698
	Avance Gas Holding, Ltd.	7,335	30,827
*	Axactor SE	24,958	24,734
*	B2Holding ASA	51,404	42,664
	Bonheur ASA	5,585	145,168
*	BW Energy, Ltd.	5,866	16,365
	BW LPG, Ltd.	25,720	167,991
	BW Offshore, Ltd.	28,748	111,903
*	DNO ASA	130,938	102,740
	FLEX LNG, Ltd.	5,388	42,942
	Frontline, Ltd.	19,067	110,172
	Golden Ocean Group, Ltd.	11,161	52,369
*	Kongsberg Automotive ASA	610,235	22,838
*	Norwegian Finans Holding ASA	23,696	200,051
	Ocean Yield ASA	13,737	38,530
*	Odfjell Drilling, Ltd.	25,170	49,061
*	Odfjell SE, Class A	8,358	26,934
*	Otello Corp. ASA	32,773	97,944
*	Panoro Energy ASA	645	1,039
*	PGS ASA	70,106	28,954
*	Protector Forsikring ASA	5,153	37,367
*	Sbanken ASA	20,792	163,567
*	SpareBank 1 SR-Bank ASA	36,870	404,416
	Stolt-Nielsen, Ltd.	4,606	63,818
*	Storebrand ASA	105,776	809,498
*	Subsea 7 SA	58,964	551,194
	TGS NOPEC Geophysical Co. ASA	19,279	256,856
*	Wallenius Wilhelmsen ASA	9,122	22,525
*	XXL ASA	28,771	69,703
TOTAL NORWAY			4,024,901
PHILIPPINES — (0.3%)
	Alliance Global Group, Inc.	697,900	143,402
	Belle Corp.	514,000	16,884
*	Cebu Air, Inc.	41,100	40,544
*	CEMEX Holdings Philippines, Inc.	615,323	17,115
	China Banking Corp.	156,400	79,027
	Cosco Capital, Inc.	415,800	44,466
	DMCI Holdings, Inc.	440,600	47,891
*	East West Banking Corp.	126,750	25,777
	EEI Corp.	85,300	12,964
	Filinvest Land, Inc.	2,215,000	51,092
	First Philippine Holdings Corp.	35,390	55,541
*	Global Ferronickel Holdings, Inc.	214,652	10,272
	GT Capital Holdings, Inc.	8,275	91,635
*	Integrated Micro-Electronics, Inc.	64,100	17,148
	Lopez Holdings Corp.	459,100	35,518
	LT Group, Inc.	166,200	45,824
	Megaworld Corp.	1,811,000	143,363
	Metropolitan Bank & Trust Co.	165,300	154,297
	Nickel Asia Corp.	201,000	19,563
	Petron Corp.	450,100	33,071
	Philex Mining Corp.	153,000	13,614
*	Philippine National Bank	69,743	36,958
	Phoenix Petroleum Philippines, Inc.	68,700	16,697
*	Pilipinas Shell Petroleum Corp.	36,100	15,160
	RFM Corp.	131,000	12,569

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Rizal Commercial Banking Corp.	55,220	$20,292
	Robinsons Land Corp.	311,531	122,529
	Robinsons Retail Holdings, Inc.	10,290	13,081
	Security Bank Corp.	24,060	64,857
	Semirara Mining & Power Corp.	50,900	12,979
*	Top Frontier Investment Holdings, Inc.	3,550	10,301
	Union Bank of the Philippines	42,760	63,520
	Vista Land & Lifescapes, Inc.	767,200	66,777
TOTAL PHILIPPINES			1,554,728
POLAND — (0.2%)
	AB SA	754	6,334
*	Agora SA	7,238	13,229
*	Alior Bank SA	11,565	52,627
	Amica SA	1,012	37,829
	Asseco Poland SA	4,682	85,227
*	Bank Handlowy w Warszawie SA	3,713	38,540
*	Bank Millennium SA	85,287	89,255
*	Bank Ochrony Srodowiska SA	6,254	10,390
*	Boryszew SA	12,442	9,930
*	Ciech SA	4,173	35,083
	Develia SA	100,947	60,641
*	Echo Investment SA	11,123	12,632
*	Enea SA	48,019	88,054
*	Fabryki Mebli Forte SA	2,722	32,607
*	Famur SA	22,901	15,842
*	Grupa Azoty SA	6,879	53,329
	Grupa Lotos SA	4,332	44,717
*	Jastrzebska Spolka Weglowa SA	6,760	57,210
	Kernel Holding SA	11,673	170,578
*	mBank SA	1,340	70,073
*	Netia SA	26,226	37,960
*	PGE Polska Grupa Energetyczna SA	139,761	244,058
*	PKP Cargo SA	8,830	32,590
*	Tauron Polska Energia SA	263,439	197,651
*	VRG SA	30,608	21,297
TOTAL POLAND			1,517,683
PORTUGAL — (0.2%)
	Altri SGPS SA	20,536	122,521
*	Banco Comercial Portugues SA, Class R	1,280,419	177,380
	EDP Renovaveis SA	9,604	263,015
	Galp Energia SGPS SA	2,950	29,609
	Navigator Co. SA (The)	46,281	138,899
	NOS SGPS SA	72,094	248,610
	Semapa-Sociedade de Investimento e Gestao	7,977	84,719
	Sonae SGPS SA	264,042	211,674
TOTAL PORTUGAL			1,276,427
QATAR — (0.1%)
	Commercial Bank PSQC (The)	22,167	25,965
	Aamal Co.	218,619	51,535
	Al Khaleej Takaful Group QSC	19,900	14,992
	Al Khalij Commercial Bank PQSC	51,850	28,952
	Barwa Real Estate Co.	195,820	177,503
*	Doha Bank QPSC	130,368	82,100
	Doha Insurance Co. QSC	39,140	16,557
*	Gulf International Services QSC	136,331	59,000

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
*	Mazaya Qatar Real Estate Development QSC	439,951	$151,670
	Ooredoo QPSC	6,290	14,399
	Qatar Industrial Manufacturing Co. QSC	13,405	11,081
	Qatar Insurance Co. SAQ	121,596	81,573
	Qatar National Cement Co. QSC	10,908	12,718
*	Salam International Investment, Ltd. QSC	258,928	45,960
	United Development Co. QSC	333,291	143,095
TOTAL QATAR			917,100
RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	24,217	42,864
	Globaltrans Investment P.L.C., GDR	16,500	111,210
	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	197,658
*	Mail.Ru Group, Ltd., GDR	671	17,480
*	Mail.Ru Group, Ltd., GDR	12,264	319,477
	O'Key Group SA, GDR	7,059	6,212
	QIWI P.L.C., Sponsored ADR	5,700	55,233
	Ros Agro P.L.C., GDR	370	4,458
	Ros Agro P.L.C., GDR	14,413	174,397
	RusHydro PJSC, ADR	154,685	153,912
	VTB Bank PJSC, GDR	51,288	47,288
TOTAL RUSSIA			1,130,189
SAUDI ARABIA — (0.7%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	5,500	32,345
*	Al Alamiya for Cooperative Insurance Co.	138	963
	Al Babtain Power & Telecommunication Co.	4,511	37,133
	Al Etihad Cooperative Insurance Co.	2,027	13,485
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,979	37,533
	Al Jouf Agricultural Development Co.	3,338	34,034
*	Al Jouf Cement Co.	17,106	51,662
	Al Khaleej Training and Education Co.	3,243	18,562
*	Al Yamamah Steel Industries Co.	7,129	64,671
*	AlAbdullatif Industrial Investment Co.	9,672	38,986
*	AlJazira Takaful Ta'awuni Co.	8,258	55,372
	Arabian Cement Co.	5,348	64,669
	Arabian Pipes Co.	10,737	57,082
*	Arabian Shield Cooperative Insurance Co.	6,535	48,464
	Arriyadh Development Co.	5,777	27,903
*	Aseer Trading Tourism & Manufacturing Co.	6,616	27,929
*	Astra Industrial Group	4,544	31,092
	Bank AlBilad	11,029	81,496
	Bank Al-Jazira	34,729	125,192
	Bawan Co.	5,600	41,241
	City Cement Co.	8,558	63,548
*	Dar Al Arkan Real Estate Development Co.	43,668	100,023
	Dur Hospitality Co.	8,909	69,211
	Eastern Province Cement Co.	2,799	33,729
*	Emaar Economic City	16,055	38,631
*	Etihad Etisalat Co.	42,961	327,130
*	Fawaz Abdulaziz Al Hokair & Co.	36,671	207,694
	Fitaihi Holding Group	8,177	37,276
*	Hail Cement Co.	26,274	120,414
*	Jazan Energy and Development Co.	2,144	11,006
*	Methanol Chemicals Co.	13,893	47,070
*	Middle East Healthcare Co.	1,173	10,824
*	Middle East Paper Co.	2,519	12,570
*	Mobile Telecommunications Co. Saudi Arabia	52,792	192,906

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Najran Cement Co.	25,786	$131,738
*	Nama Chemicals Co.	9,019	78,625
*	National Co., for Glass Manufacturing (The)	2,577	20,737
*	National Industrialization Co.	33,213	119,182
	National Medical Care Co.	1,080	15,112
	Northern Region Cement Co.	21,521	71,029
*	Red Sea International Co.	2,825	19,482
	Sahara International Petrochemical Co.	35,681	174,530
*	Saudi Ceramic Co.	8,656	111,860
*	Saudi Chemical Co., Holding.	10,917	99,729
	Saudi Industrial Services Co.	7,212	68,346
*	Saudi Investment Bank (The)	5,577	23,694
*	Saudi Kayan Petrochemical Co.	87,049	333,952
*	Saudi Printing & Packaging Co.	2,635	16,890
*	Saudi Public Transport Co.	1,174	5,469
*	Saudi Re for Cooperative Reinsurance Co.	12,802	48,387
*	Seera Group Holding	77,203	372,499
*	Tabuk Cement Co.	24,153	121,423
*	Takween Advanced Industries Co.	12,625	45,175
	Umm Al-Qura Cement Co.	4,244	35,766
	United Wire Factories Co.	7,007	65,528
	Yamama Cement Co.	3,061	25,226
	Yanbu Cement Co.	22,422	280,200
*	Zamil Industrial Investment Co.	14,756	82,271
TOTAL SAUDI ARABIA			4,528,696
SINGAPORE — (0.5%)
	Accordia Golf Trust	159,100	2,551
	Avarga, Ltd.	100,900	22,699
*	Banyan Tree Holdings, Ltd.	47,800	9,338
	Bukit Sembawang Estates, Ltd.	31,700	96,046
	China Aviation Oil Singapore Corp., Ltd.	47,300	40,150
	China Sunsine Chemical Holdings, Ltd.	62,400	21,298
	Chip Eng Seng Corp., Ltd.	116,100	37,076
	City Developments, Ltd.	41,400	223,617
*	COSCO Shipping International Singapore Co., Ltd.	157,000	31,876
	CSE Global, Ltd.	65,300	23,467
	Del Monte Pacific, Ltd.	197,000	30,388
*	Ezion Holdings, Ltd.	1,083,800	6,609
#*	Ezra Holdings, Ltd.	468,200	726
	Far East Orchard, Ltd.	37,800	30,479
	Food Empire Holdings, Ltd.	39,100	21,296
	Frasers Property, Ltd.	71,200	65,658
	Frencken Group, Ltd.	49,100	50,452
*	GL, Ltd.	83,800	45,447
	Golden Agri-Resources, Ltd.	1,268,300	172,303
	GuocoLand, Ltd.	86,300	101,527
*	Halcyon Agri Corp., Ltd.	98,900	21,960
	Ho Bee Land, Ltd.	50,700	90,727
	Hong Fok Corp., Ltd.	59,290	31,039
	Hong Leong Asia, Ltd.	61,800	34,229
	Hong Leong Finance, Ltd.	31,300	57,042
	Hotel Grand Central, Ltd.	34,566	26,281
	Hutchison Port Holdings Trust	1,097,800	224,188
*	Hyflux, Ltd.	124,600	20,785
*	Indofood Agri Resources, Ltd.	57,000	12,914
	Japfa, Ltd.	69,300	45,203
*	Lian Beng Group, Ltd.	88,700	30,558
*	Mandarin Oriental International, Ltd.	5,900	10,300

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Midas Holdings, Ltd.	343,400	$9,306
*	mm2 Asia, Ltd.	64,800	6,589
	NetLink NBN Trust	140,600	100,864
	Olam International, Ltd.	90,600	108,159
	OUE, Ltd.	79,600	68,265
	Oxley Holdings, Ltd.	229,402	38,594
	QAF, Ltd.	53,800	37,194
*	Raffles Education Corp., Ltd.	137,540	13,361
	Sembcorp Industries, Ltd.	216,500	267,497
*	Sembcorp Marine, Ltd.	1,458,731	158,300
	SIA Engineering Co., Ltd.	49,800	70,754
	SIIC Environment Holdings, Ltd.	199,500	27,143
	Sinarmas Land, Ltd.	163,500	27,146
	Sing Holdings, Ltd.	63,000	17,510
	Stamford Land Corp., Ltd.	74,600	19,320
	Sunningdale Tech, Ltd.	47,360	58,028
*	Swiber Holdings, Ltd.	92,600	1,422
	Tai Sin Electric, Ltd.	34,116	7,811
	Tuan Sing Holdings, Ltd.	142,128	33,475
	United Industrial Corp., Ltd.	30,700	54,023
	UOB-Kay Hian Holdings, Ltd.	39,029	44,048
	UOL Group, Ltd.	73,000	400,733
	Wee Hur Holdings, Ltd.	60,800	9,095
	Wing Tai Holdings, Ltd.	96,300	137,324
TOTAL SINGAPORE			3,354,190
SOUTH AFRICA — (1.1%)
	Absa Group, Ltd.	90,537	678,930
	Adcock Ingram Holdings, Ltd.	7,118	21,480
*	Advtech, Ltd.	87,594	58,039
	AECI, Ltd.	21,022	127,076
	African Rainbow Minerals, Ltd.	18,409	331,825
	Alexander Forbes Group Holdings, Ltd.	136,065	33,034
	Allied Electronics Corp., Ltd., Class A	34,495	26,698
	Alviva Holdings, Ltd.	32,995	24,665
*	Aspen Pharmacare Holdings, Ltd.	23,619	222,967
	Astral Foods, Ltd.	6,825	56,974
*	Barloworld, Ltd.	34,363	213,870
	Bidvest Group, Ltd. (The)	13,490	139,056
*	Capitec Bank Holdings, Ltd.	335	30,665
	Cashbuild, Ltd.	1,984	37,338
*	DataTec, Ltd.	78,071	127,017
	Distell Group Holdings, Ltd.	9,315	57,064
	Exxaro Resources, Ltd.	31,666	314,536
*	Foschini Group, Ltd. (The)	35,014	236,283
*	Grindrod Shipping Holdings, Ltd.	2,680	12,624
	Grindrod, Ltd.	107,193	35,160
*	Harmony Gold Mining Co., Ltd.	6,617	29,350
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	39,994	177,973
	Hudaco Industries, Ltd.	3,075	18,750
	Imperial Logistics, Ltd.	21,941	61,390
	Investec, Ltd.	33,332	84,333
*	KAP Industrial Holdings, Ltd.	283,595	68,717
	Lewis Group, Ltd.	12,017	21,407
	Liberty Holdings, Ltd.	13,618	55,080
	Libstar Holdings, Ltd.	33,738	13,654
*	Life Healthcare Group Holdings, Ltd.	184,250	235,250
*	Long4Life, Ltd.	66,890	18,579
*	Massmart Holdings, Ltd.	6,195	16,486

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Merafe Resources, Ltd.	340,993	$12,428
*	Metair Investments, Ltd.	45,761	56,530
	Momentum Metropolitan Holdings	185,757	202,027
	Motus Holdings, Ltd.	17,547	71,083
	Mpact, Ltd.	39,733	43,809
*	Murray & Roberts Holdings, Ltd.	91,852	50,225
	Nedbank Group, Ltd.	52,703	425,262
	Netcare, Ltd.	68,871	60,835
	Ninety One, Ltd.	2,890	8,845
	Oceana Group, Ltd.	12,267	53,357
	Old Mutual, Ltd.	590,707	504,553
*	Omnia Holdings, Ltd.	31,449	92,026
	Pepkor Holdings, Ltd.	122,133	118,835
*	PPC, Ltd.	351,187	36,850
	PSG Group, Ltd.	16,025	68,171
	Raubex Group, Ltd.	28,364	47,318
	RCL Foods, Ltd.	33,526	18,823
	Reunert, Ltd.	28,836	72,626
	RFG Holdings, Ltd.	21,827	16,461
*	Royal Bafokeng Platinum, Ltd.	20,360	92,474
*	Sappi, Ltd.	76,269	215,268
*	Sasol, Ltd.	73,279	789,902
*	Sun International, Ltd.	19,245	16,668
*	Super Group, Ltd.	70,504	110,279
	Telkom SA SOC, Ltd.	54,465	120,850
	Tiger Brands, Ltd.	13,670	179,670
	Truworths International, Ltd.	39,552	116,198
*	Wilson Bayly Holmes-Ovcon, Ltd.	9,367	50,881
TOTAL SOUTH AFRICA			7,238,524
SOUTH KOREA — (4.9%)
*	Able C&C Co., Ltd.	2,508	16,957
	Aekyung Petrochemical Co., Ltd.	3,458	26,380
*	Agabang&Company	4,211	13,571
	Ahn-Gook Pharmaceutical Co., Ltd.	1,627	19,947
	AK Holdings, Inc.	1,058	27,403
*	ALUKO Co., Ltd.	7,684	32,961
*	Amotech Co., Ltd.	1,746	55,823
	Asia Cement Co., Ltd.	480	36,429
	ASIA Holdings Co., Ltd.	317	25,750
	Asia Paper Manufacturing Co., Ltd.	1,356	49,826
	Atec Co., Ltd.	1,256	35,722
	Aurora World Corp.	2,182	17,618
	Autech Corp.	2,921	33,637
	Baiksan Co., Ltd.	1,801	9,066
	Binggrae Co., Ltd.	1,104	55,121
	BNK Financial Group, Inc.	55,275	271,510
	Busan City Gas Co., Ltd.	415	19,893
	BYC Co., Ltd.	48	12,313
*	Byucksan Corp.	12,763	27,286
*	CammSys Corp.	8,001	20,823
*	Capro Corp.	10,154	31,058
	Cell Biotech Co., Ltd.	844	14,684
	Changhae Ethanol Co., Ltd.	1,848	20,768
	Chongkundang Holdings Corp.	476	45,979
	CJ CheilJedang Corp.	1,142	433,645
	CJ Corp.	2,866	241,127
	CJ ENM Co., Ltd.	1,786	243,505
	CJ Freshway Corp.	1,175	21,345

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cosmax BTI, Inc.	583	$8,831
	Coweaver Co., Ltd.	1,562	13,941
	Cowell Fashion Co., Ltd.	4,057	20,251
	CROWNHAITAI Holdings Co., Ltd.	1,460	11,833
	CS Wind Corp.	903	128,773
	Cuckoo Holdings Co., Ltd.	236	20,328
	D.I Corp.	4,636	21,617
	Dae Dong Industrial Co., Ltd.	5,164	33,963
	Dae Won Kang Up Co., Ltd.	6,480	24,166
	Daechang Co., Ltd.	17,888	23,542
	Daeduck Co., Ltd.	2,826	16,866
	Daesang Corp.	5,375	125,634
	Daesang Holdings Co., Ltd.	3,226	28,286
*	Daesung Industrial Co., Ltd.	3,004	8,356
	Daewon Pharmaceutical Co., Ltd.	1,516	23,591
*	Daewoo Engineering & Construction Co., Ltd.	39,066	205,914
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,680	211,175
	Daewoong Co., Ltd.	4,452	185,058
	Daihan Pharmaceutical Co., Ltd.	560	15,465
	Daishin Securities Co., Ltd.	6,759	73,294
*	Danal Co., Ltd.	3,187	12,306
	DB Financial Investment Co., Ltd.	6,876	29,229
	DB Insurance Co., Ltd.	10,464	344,002
*	DB, Inc.	17,764	13,562
	Deutsch Motors, Inc.	5,107	29,152
	DGB Financial Group, Inc.	39,399	223,852
	DI Dong Il Corp.	433	76,432
*	DL E&C Co., Ltd.	3,570	355,820
	DL Holdings Co., Ltd	2,847	154,756
	DMS Co., Ltd.	3,345	24,958
	Dong-A ST Co., Ltd.	622	45,759
	Dong-Ah Geological Engineering Co., Ltd.	1,769	25,255
	Dongkuk Industries Co., Ltd.	7,943	21,941
*	Dongkuk Steel Mill Co., Ltd.	17,575	121,616
	Dongkuk Structures & Construction Co., Ltd.	8,156	46,940
	DONGSUNG Corp.	3,261	14,171
	Dongwha Enterprise Co., Ltd.	1,983	104,854
	Dongwha Pharm Co., Ltd.	5,100	68,665
	Dongwon F&B Co., Ltd.	296	47,054
	Dongwon Industries Co., Ltd.	346	74,484
	Dongwon Systems Corp.	1,184	47,494
	Doosan Bobcat, Inc.	8,329	224,490
	Doosan Co., Ltd.	1,141	52,300
*	Doosan Fuel Cell Co., Ltd.	1,407	69,874
#*	Doosan Infracore Co., Ltd.	28,195	204,994
	DoubleUGames Co., Ltd.	1,391	77,208
*	DSK Co., Ltd.	3,253	20,483
	DTR Automotive Corp.	1,077	25,062
	DY Corp.	2,973	13,853
	DY POWER Corp.	1,196	12,403
	Easy Holdings Co., Ltd.	11,546	42,999
	Elentec Co., Ltd.	4,032	26,915
	E-MART, Inc.	4,315	632,120
*	EM-Tech Co., Ltd.	1,604	17,543
	ENF Technology Co., Ltd.	1,156	46,806
	Estechpharma Co., Ltd.	2,011	20,690
	Eugene Investment & Securities Co., Ltd.	10,226	34,606
*	Eusu Holdings Co., Ltd.	2,459	11,478
	Fila Holdings Corp.	6,843	261,029

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Genie Music Corp.	7,762	$31,248
	GMB Korea Corp.	2,702	20,734
	GOLFZON Co., Ltd.	565	32,765
	Golfzon Newdin Holdings Co., Ltd.	8,152	39,475
	Grand Korea Leisure Co., Ltd.	4,988	68,241
	Green Cross Holdings Corp.	1,627	63,589
	GS Engineering & Construction Corp.	11,520	392,299
*	GS Global Corp.	14,500	31,644
	GS Holdings Corp.	9,384	304,524
	GS Retail Co., Ltd.	4,442	137,739
	Gwangju Shinsegae Co., Ltd.	168	22,742
	HAESUNG DS Co., Ltd.	910	27,676
	Haesung Industrial Co., Ltd.	1,180	12,075
	Haitai Confectionery & Foods Co., Ltd.	1,329	9,775
*	Halla Corp.	2,965	13,791
	Halla Holdings Corp.	1,788	70,331
	Han Kuk Carbon Co., Ltd.	3,401	35,622
	Hana Tour Service, Inc.	680	35,219
	HanChang Paper Co., Ltd.	12,299	24,593
*	Hancom, Inc.	2,591	39,535
	Handok, Inc.	1,695	42,886
	Handsome Co., Ltd.	3,853	107,065
	Hanil Holdings Co., Ltd.	2,080	19,382
	Hanjin Transportation Co., Ltd.	2,970	115,930
	Hankook Tire & Technology Co., Ltd.	14,682	538,234
	HanmiGlobal Co., Ltd.	2,096	18,436
	Hansae Co., Ltd.	1,894	26,687
	Hansae Yes24 Holdings Co., Ltd.	1,461	8,835
	Hanshin Construction	1,594	25,927
*	Hansol Holdings Co., Ltd.	9,825	30,660
*	Hansol HomeDeco Co., Ltd.	24,580	41,941
	Hansol Paper Co., Ltd.	4,708	54,559
*	Hansol Technics Co., Ltd.	5,680	50,853
*	Hanwha Aerospace Co., Ltd.	5,944	215,980
	Hanwha Corp.	10,490	300,490
*	Hanwha General Insurance Co., Ltd.	15,243	46,000
*	Hanwha Investment & Securities Co., Ltd.	25,875	60,416
	Hanwha Life Insurance Co., Ltd.	60,781	144,697
	Hanyang Eng Co., Ltd.	2,781	44,388
	Hanyang Securities Co., Ltd.	1,069	8,832
*	Harim Co., Ltd.	8,073	19,708
	Harim Holdings Co., Ltd.	6,177	44,484
	HB Technology Co., Ltd.	10,732	21,466
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,571	160,140
	HDC Hyundai Engineering Plastics Co., Ltd.	2,805	16,147
*	Heungkuk Fire & Marine Insurance Co., Ltd.	12,193	34,486
	Hitejinro Holdings Co., Ltd.	1,659	21,823
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	16,705
*	Home Center Holdings Co., Ltd.	9,504	8,518
	HS Industries Co., Ltd.	7,260	43,892
	Huchems Fine Chemical Corp.	3,216	61,354
*	Humax Co., Ltd.	1,250	5,571
	Huons Global Co., Ltd.	862	20,375
	Huvis Corp.	2,628	17,990
	Huvitz Co., Ltd.	3,099	19,922
	Hwail Pharm Co., Ltd.	2,921	33,268
	Hwaseung Enterprise Co., Ltd.	2,016	23,260
*	Hyosung Advanced Materials Corp.	369	74,257
	Hyosung Chemical Corp.	385	56,702

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	1,973	$130,494
	Hyosung TNC Co., Ltd.	523	139,432
	Hyundai BNG Steel Co., Ltd.	2,003	38,454
*	Hyundai Construction Equipment Co., Ltd.	2,996	90,336
	Hyundai Corp.	2,531	35,555
	Hyundai Department Store Co., Ltd.	3,368	235,418
*	Hyundai Electric & Energy System Co., Ltd.	1,945	29,030
	Hyundai Elevator Co., Ltd.	4,057	153,350
	Hyundai Engineering & Construction Co., Ltd.	13,801	495,807
	Hyundai Glovis Co., Ltd.	2,720	461,263
	Hyundai Greenfood Co., Ltd.	8,602	67,300
	Hyundai Heavy Industries Holdings Co., Ltd.	988	207,612
	Hyundai Home Shopping Network Corp.	691	48,727
	Hyundai Livart Furniture Co., Ltd.	2,651	38,362
	Hyundai Marine & Fire Insurance Co., Ltd.	12,533	222,346
	Hyundai Motor Securities Co., Ltd.	4,374	48,570
	Hyundai Steel Co.	16,825	582,116
	Hyundai Wia Corp.	3,635	293,831
	HyVision System, Inc.	2,537	30,716
*	IHQ, Inc.	13,188	19,410
*	Il Dong Pharmaceutical Co., Ltd.	1,626	26,777
	Iljin Holdings Co., Ltd.	6,410	31,409
	iMarketKorea, Inc.	4,396	32,603
	InBody Co., Ltd.	1,066	17,665
*	Industrial Bank of Korea	44,589	311,720
	Innocean Worldwide, Inc.	1,060	60,600
*	Insun ENT Co., Ltd.	3,642	37,851
	Intelligent Digital Integrated Security Co., Ltd.	805	20,769
	Interojo Co., Ltd.	1,084	19,417
	Interpark Corp.	11,036	37,242
*	Iones Co., Ltd.	3,732	19,659
	IS Dongseo Co., Ltd.	2,486	119,163
	ISC Co., Ltd.	1,366	27,134
	i-SENS, Inc.	1,249	27,996
	ISU Chemical Co., Ltd.	3,235	39,264
*	Jahwa Electronics Co., Ltd.	3,016	55,968
	JB Financial Group Co., Ltd.	21,369	98,932
*	Jcontentree Corp.	841	30,166
*	Jejuair Co., Ltd.	562	9,937
	Jinsung T.E.C.	2,323	22,187
	Jusung Engineering Co., Ltd.	4,564	38,490
	KAON Media Co., Ltd.	2,221	15,225
*	KCC Glass Corp.	1,127	36,240
	KEPCO Engineering & Construction Co., Inc.	1,454	22,110
	KEPCO Plant Service & Engineering Co., Ltd.	3,469	83,939
	KGMobilians Co., Ltd.	5,395	43,491
	KISWIRE, Ltd.	2,132	26,829
*	Kiwi Media Group Co., Ltd.	59,541	5,988
	KIWOOM Securities Co., Ltd.	1,839	231,376
	Kocom Co., Ltd.	1,980	12,217
	Kolmar Korea Holdings Co., Ltd.	1,038	24,853
	Kolon Industries, Inc.	4,021	146,713
	Korea Asset In Trust Co., Ltd.	13,231	45,333
	Korea Cast Iron Pipe Industries Co., Ltd.	2,203	16,268
*	Korea Circuit Co., Ltd.	991	12,781
	Korea Electric Terminal Co., Ltd.	1,465	98,482
*	Korea Information & Communications Co., Ltd.	2,187	16,619
	Korea Investment Holdings Co., Ltd.	44	3,192
*	Korea Line Corp.	35,890	108,880

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petrochemical Ind Co., Ltd.	876	$221,336
	Korea Real Estate Investment & Trust Co., Ltd.	38,820	67,865
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,779	484,062
	Korea United Pharm, Inc.	656	28,616
*	Korean Air Lines Co., Ltd.	15,975	408,986
	Korean Reinsurance Co.	23,087	153,476
	KSS LINE, Ltd.	4,280	41,075
*	KT Hitel Co., Ltd.	2,856	19,378
	KT Skylife Co., Ltd.	5,709	43,444
	KTB Investment & Securities Co., Ltd.	11,121	34,168
	KTCS Corp.	8,880	17,832
	Kukdo Chemical Co., Ltd.	1,020	43,140
	Kumho Industrial Co., Ltd.	3,880	29,179
	Kumho Petrochemical Co., Ltd.	3,898	856,254
*	Kumho Tire Co., Inc.	16,572	55,880
	Kwang Dong Pharmaceutical Co., Ltd.	9,258	76,681
	Kyeryong Construction Industrial Co., Ltd.	1,246	34,030
	Kyobo Securities Co., Ltd.	6,572	42,342
	Kyung Dong Navien Co., Ltd.	589	25,319
	Kyungbang Co., Ltd.	2,863	32,070
	Kyung-In Synthetic Corp.	6,925	43,407
	Leadcorp, Inc. (The)	3,249	17,516
*	LG Display Co., Ltd.	38,188	742,334
	LG Hausys, Ltd.	1,643	112,509
	LG HelloVision Co., Ltd.	7,875	30,895
	LG Innotek Co., Ltd.	2,242	398,755
	LG International Corp.	6,246	147,094
	LG Uplus Corp.	36,149	385,639
	LIG Nex1 Co., Ltd.	1,198	39,722
*	Lock & Lock Co., Ltd.	2,751	28,338
*	LOT Vacuum Co., Ltd.	1,859	28,033
	Lotte Chemical Corp.	2,262	526,062
	Lotte Chilsung Beverage Co., Ltd.	810	84,052
	Lotte Confectionery Co., Ltd.	95	8,870
	Lotte Corp.	5,594	162,162
	LOTTE Fine Chemical Co., Ltd.	2,794	135,503
	Lotte Food Co., Ltd.	115	34,873
	LOTTE Himart Co., Ltd.	2,005	70,397
*	Lotte Non-Life Insurance Co., Ltd.	17,091	26,548
	Lotte Shopping Co., Ltd.	2,191	206,302
	LS Corp.	4,224	241,965
	LS Electric Co., Ltd.	2,253	123,227
*	Lumens Co., Ltd.	6,628	15,547
*	Lutronic Corp.	3,084	27,381
*	LVMC Holdings	9,650	36,910
	Maeil Dairies Co., Ltd.	532	33,625
	MegaStudyEdu Co., Ltd.	890	32,934
	Meritz Financial Group, Inc.	7,348	62,646
	Meritz Fire & Marine Insurance Co., Ltd.	9,140	129,163
	Meritz Securities Co., Ltd.	66,680	209,746
	Mirae Asset Daewoo Co., Ltd.	41,472	351,239
	Mirae Asset Life Insurance Co., Ltd.	21,444	70,051
	Miwon Commercial Co., Ltd.	274	32,211
	Moorim P&P Co., Ltd.	5,847	25,451
	Moorim Paper Co., Ltd.	5,143	12,533
	Namhae Chemical Corp.	2,788	21,353
*	Neowiz	2,553	53,983
	Nexen Corp.	7,723	30,595
	Nexen Tire Corp.	11,041	61,406

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NH Investment & Securities Co., Ltd.	25,430	$250,558
	NICE Holdings Co., Ltd.	4,219	66,515
	Nice Information & Telecommunication, Inc.	884	21,771
*	NK Co., Ltd.	17,710	20,282
	Nong Shim Holdings Co., Ltd.	504	33,272
	Nong Woo Bio Co., Ltd.	2,119	23,635
	NongShim Co., Ltd.	476	119,971
	NOROO Paint & Coatings Co., Ltd.	2,353	18,630
	OPTRON-TEC, Inc.	5,031	51,824
	Orion Holdings Corp.	4,848	58,049
	Ottogi Corp.	168	84,110
	Paik Kwang Industrial Co., Ltd.	5,088	17,997
*	Pan Ocean Co., Ltd.	38,395	156,134
	Paradise Co., Ltd.	3,934	55,551
	Partron Co., Ltd.	7,264	73,019
	Poongsan Corp.	4,379	111,198
	Posco International Corp.	8,335	122,981
	Power Logics Co., Ltd.	6,699	53,143
	Protec Co., Ltd.	1,431	46,872
	Pulmuone Co., Ltd.	1,550	22,878
	Rayence Co., Ltd.	1,788	17,830
*	Redrover Co., Ltd.	4,378	1,343
*	RFTech Co., Ltd.	3,191	26,837
	S Net Systems, Inc.	3,825	23,566
	S&T Motiv Co., Ltd.	1,600	103,156
	Sajodaerim Corp.	742	10,311
	SAMHWA Paints Industrial Co., Ltd.	1,739	16,846
	Samick Musical Instruments Co., Ltd.	9,536	12,293
	Samick THK Co., Ltd.	2,172	24,569
	Samji Electronics Co., Ltd.	2,577	32,848
	SAMPYO Cement Co., Ltd.	8,391	30,495
	Samsung Card Co., Ltd.	4,793	127,071
*	Samsung Engineering Co., Ltd.	22,064	243,366
	Samsung Fire & Marine Insurance Co., Ltd.	5,075	761,813
	Samsung Securities Co., Ltd.	11,443	385,879
	SAMT Co., Ltd.	20,892	46,934
	Samyang Corp.	930	51,716
	Sangsangin Co., Ltd.	2,771	16,468
	SAVEZONE I&C Corp.	3,550	9,941
	Seah Besteel Corp.	3,572	39,059
	SeAH Holdings Corp.	197	13,045
	SeAH Steel Corp.	395	32,381
	SeAH Steel Holdings Corp.	440	17,957
	Sejong Industrial Co., Ltd.	2,921	24,028
	Seohan Co., Ltd.	18,570	24,070
	Seoul Semiconductor Co., Ltd.	7,302	127,474
	Seowon Co., Ltd.	10,826	22,130
	SFA Engineering Corp.	3,018	101,747
	SGC e Tec E&C Co., Ltd.	254	11,467
	SGC Energy Co., Ltd.	1,615	52,207
	Shindaeyang Paper Co., Ltd.	172	9,639
	Shinsegae Engineering & Construction Co., Ltd.	481	19,194
	Shinsegae Food Co., Ltd.	411	23,755
	Shinsegae Information & Communication Co., Ltd.	186	21,671
	Shinsegae International, Inc.	371	56,926
	Shinsegae, Inc.	1,250	261,139
*	Shinsung E&G Co., Ltd.	17,026	45,506
*	Shinsung Tongsang Co., Ltd.	20,031	26,012
	Shinwha Intertek Corp.	8,653	26,920

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shinwon Corp.	13,837	$17,857
	SHOWBOX Corp.	8,475	27,835
	Silicon Works Co., Ltd.	1,619	98,228
	SK D&D Co., Ltd.	1,109	40,502
	SK Discovery Co., Ltd.	3,132	177,562
	SK Gas, Ltd.	459	39,583
	SK Networks Co., Ltd.	34,687	160,000
	SK Securities Co., Ltd.	75,285	56,535
	SL Corp.	3,492	76,966
*	SM Culture & Contents Co., Ltd.	7,818	11,362
*	SM Entertainment Co., Ltd.	2,975	81,396
*	S-MAC Co., Ltd.	19,280	25,784
*	SNU Precision Co., Ltd.	4,032	14,043
*	Solus Advanced Materials Co., Ltd.	687	28,735
	Songwon Industrial Co., Ltd.	4,004	54,242
	Soulbrain Co., Ltd.	713	170,530
	Soulbrain Holdings Co., Ltd.	881	34,625
	SPG Co., Ltd.	2,138	16,577
	Spigen Korea Co., Ltd.	353	19,750
	Suheung Co., Ltd.	745	33,094
	Sun Kwang Co., Ltd.	1,102	28,106
	Sung Kwang Bend Co., Ltd.	2,225	14,274
*	Sungchang Enterprise Holdings, Ltd.	15,703	32,745
	Sungshin Cement Co., Ltd.	6,047	41,384
	Sungwoo Hitech Co., Ltd.	15,556	102,510
	Sunjin Co., Ltd.	1,884	24,870
*	Suprema, Inc.	815	20,982
	Systems Technology, Inc.	1,944	31,130
	Tae Kyung Industrial Co., Ltd.	2,320	11,107
*	Taewoong Co., Ltd.	3,164	37,303
	Taeyoung Engineering & Construction Co., Ltd.	4,126	44,254
	Taeyung BK Co Ltd	6,589	25,268
*	TK Chemical Corp.	7,026	15,831
	TK Corp.	813	5,083
	Tongyang Life Insurance Co., Ltd.	7,364	24,087
	Top Engineering Co., Ltd.	3,622	31,514
	Toptec Co., Ltd.	2,174	22,993
	Tovis Co., Ltd.	3,257	21,569
	TS Corp.	1,334	23,676
*	TY Holdings Co., Ltd.	3,978	84,300
	Uni-Chem Co., Ltd.	17,518	22,595
	Unid Co., Ltd.	1,325	60,201
	Union Semiconductor Equipment & Materials Co., Ltd.	4,932	54,515
	Uniquest Corp.	2,969	35,370
	Value Added Technology Co., Ltd.	1,125	24,596
	Vieworks Co., Ltd.	1,268	36,610
*	Webzen, Inc.	1,814	56,558
*	WillBes & Co. (The)	9,359	12,197
	WiSoL Co., Ltd.	1,798	23,747
*	WIZIT Co., Ltd.	17,635	20,358
*	Wonik Holdings Co., Ltd.	9,905	59,439
	Wonik Materials Co., Ltd.	1,400	43,596
*	Woori Financial Group, Inc.	77,262	607,893
*	Woori Investment Bank Co., Ltd.	77,941	36,188
*	Woosu AMS Co., Ltd.	4,958	33,357
*	Woowon Development Co., Ltd.	4,466	23,849
	Y G-1 Co., Ltd.	4,751	24,167
*	Y-entec Co., Ltd.	1,168	13,903
	Youlchon Chemical Co., Ltd.	2,408	47,938

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Young Poong Corp.	69	$31,727
*	Youngone Corp.	3,664	115,641
	Youngone Holdings Co., Ltd.	1,299	44,203
*	Yuanta Securities Korea Co., Ltd.	24,539	65,601
	Zeus Co., Ltd.	1,279	30,730
TOTAL SOUTH KOREA			31,334,963
SPAIN — (1.5%)
	Acciona SA	4,986	747,258
	Acerinox SA	44,231	491,116
	ACS Actividades de Construccion y Servicios SA	33,388	1,040,504
	Almirall SA	10,536	144,253
*	Applus Services SA	6,210	62,111
*	Atresmedia Corp. de Medios de Comunicacion SA	14,744	58,541
*	Azkoyen SA	2,368	14,746
	Banco de Sabadell SA	954,855	417,030
	Bankia SA	192,219	329,460
	Bankinter SA	139,381	782,334
	CaixaBank SA	344,054	868,218
	Construcciones y Auxiliar de Ferrocarriles SA	1,272	57,075
	Ebro Foods SA	15,774	343,938
*	eDreams ODIGEO SA	22,572	102,306
	Elecnor SA	4,376	54,609
	Enagas SA	11,178	246,258
*	Ence Energia y Celulosa SA	32,264	127,036
	Ercros SA	22,936	59,482
	Euskaltel SA	25,051	269,227
	Fluidra SA	785	18,883
	Fomento de Construcciones y Contratas SA	4,252	45,369
	Gestamp Automocion SA	6,962	32,253
	Global Dominion Access SA	12,039	55,327
	Grupo Catalana Occidente SA	11,471	389,727
	Iberpapel Gestion SA	736	15,495
*	Indra Sistemas SA	17,080	150,391
*	Liberbank SA	552,072	141,066
	Mapfre SA	235,192	431,631
*	Melia Hotels International SA	22,642	148,068
*	Metrovacesa S.A.	1,350	10,318
	Miquel y Costas & Miquel SA	1,459	24,367
*	Neinor Homes SA	5,644	76,011
*	Obrascon Huarte Lain SA	24,022	15,446
	Prim SA	827	9,621
	Prosegur Cia de Seguridad SA	18,525	51,368
	Repsol SA	96,907	951,985
	Sacyr SA	97,563	213,627
*	Tubacex SA	30,279	48,547
*	Unicaja Banco SA	141,426	97,450
*	Vocento SA	20,755	26,034
TOTAL SPAIN			9,168,486
SWEDEN — (2.4%)
	AcadeMedia AB	24,057	220,642
*	Adapteo Oyj	5,488	57,298
*	AF Poyry AB	23,184	634,201
	Alimak Group AB	10,032	166,384
*	Annehem Fastigheter AB, Class B	11,051	39,542
*	Arise AB	3,697	21,887
	Arjo AB, Class B	69,470	515,981

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Attendo AB	28,387	$158,853
	Beijer Alma AB	3,228	52,110
*	Beijer Electronics Group AB	6,362	32,418
	Bergman & Beving AB	7,540	90,044
	Besqab AB	759	12,059
	Betsson AB	31,487	295,902
*	Bilia AB, Class A	9,440	117,053
	BillerudKorsnas AB	41,832	747,546
*	Bonava AB, Class B	22,208	234,692
	Bravida Holding AB	29,365	353,308
*	Bufab AB	7,561	170,354
*	Bulten AB	4,289	44,239
*	Byggmax Group AB	21,543	142,059
	Cloetta AB, Class B	55,382	158,603
*	Collector AB	2,979	7,765
*	Coor Service Management Holding AB	2,399	16,393
*	Dometic Group AB	74,779	1,032,071
*	Doro AB	6,752	37,252
*	Duni AB	9,087	110,921
	Dustin Group AB	10,006	94,855
	Eastnine AB	4,151	60,019
*	Elanders AB, Class B	3,507	59,677
*	Eltel AB	1,494	4,078
*	Enea AB	4,344	124,208
*	Fagerhult AB	6,766	40,795
*	GHP Specialty Care AB	9,374	26,919
*	Granges AB	26,611	305,521
*	Haldex AB	8,793	52,415
	Hexpol AB	29,609	323,596
*	Hoist Finance AB	10,385	42,862
*	Humana AB	6,537	46,135
	Husqvarna AB, Class B	4,678	57,879
#*	International Petroleum Corp.	15,048	35,892
	Intrum AB	18,819	511,591
*	Inwido AB	19,046	259,442
	JM AB	12,821	447,483
	Karnov Group AB	6,163	40,149
*	KNOW IT AB	4,542	152,609
	Lindab International AB	26,759	570,766
	Loomis AB	12,861	329,020
*	Mekonomen AB	9,385	105,261
*	Millicom International Cellular SA	17,808	664,626
*	Modern Times Group MTG AB, Class B	17,405	263,776
*	Momentum Group AB, Class B	1,299	22,584
	NCC AB, Class B	3,872	64,848
*	Nederman Holding AB	806	12,989
*	Nelly Group AB	2,292	9,589
*	New Wave Group AB, Class B	15,102	104,341
*	Nobia AB	29,370	228,435
*	Nobina AB	2,381	18,951
*	Nordic Waterproofing Holding AB	5,586	100,073
*	Peab AB, Class B	55,257	615,495
	Pricer AB, Class B	39,134	173,245
	Proact IT Group AB	1,658	55,508
	Probi AB	502	27,251
*	Qliro AB	2,292	13,537
	Ratos AB, Class B	51,449	236,566
*	Recipharm AB, Class B	19,988	550,432
*	Resurs Holding AB	29,019	157,267

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Rottneros AB	28,710	$29,370
*	Saab AB, Class B	11,319	316,815
*	Scandi Standard AB	10,318	83,573
*	Scandic Hotels Group AB	8,077	30,046
	Securitas AB, Class B	5,258	81,019
*	Semcon AB	4,616	47,415
*	SkiStar AB	8,179	119,503
*	SSAB AB, Class A	45,998	196,336
*	SSAB AB, Class B	113,324	435,954
*	Systemair AB	4,580	143,566
	Tethys Oil AB	1,616	10,053
*	Trelleborg AB, Class B	54,795	1,239,314
*	VBG Group AB, Class B	2,173	43,418
TOTAL SWEDEN			15,256,644
SWITZERLAND — (4.4%)
	Adecco Group AG	26,285	1,641,901
	Allreal Holding AG	4,110	895,323
*	ams AG	45,490	1,137,832
*	Arbonia AG	12,862	204,980
*	Aryzta AG	218,303	191,814
*	Autoneum Holding AG	778	139,429
	Baloise Holding AG	14,424	2,415,465
	Banque Cantonale de Geneve	498	86,567
	Banque Cantonale Vaudoise	5,570	589,373
	Bell Food Group AG	542	148,574
	Bellevue Group AG	2,218	86,767
	Berner Kantonalbank AG	1,189	296,281
	Bobst Group SA	2,190	157,140
	Bucher Industries AG	1,390	657,686
*	Calida Holding AG	1,393	53,917
*	Carlo Gavazzi Holding AG	128	26,031
	Cicor Technologies, Ltd.	570	30,049
	Cie Financiere Tradition SA	436	54,215
	Clariant AG	23,004	488,742
	Conzzeta AG	274	350,103
	DKSH Holding AG	7,046	566,679
*	Dufry AG	14,080	757,021
	EFG International AG	28,128	194,394
	Energiedienst Holding AG	4,333	148,353
*	Evolva Holding SA	156,763	39,334
*	Feintool International Holding AG	614	36,439
*	Flughafen Zurich AG	3,397	559,734
*	GAM Holding AG	30,411	72,117
	Georg Fischer AG	539	673,281
	Helvetia Holding AG	7,588	760,063
#*	HOCHDORF Holding AG	202	13,957
	Huber & Suhner AG	2,618	215,644
	Hypothekarbank Lenzburg AG	16	76,110
	Implenia AG	3,786	105,901
*	Ina Invest Holding AG	757	15,540
	Investis Holding SA	622	61,389
*	IWG P.L.C.	67,728	289,481
	Julius Baer Group, Ltd.	19,486	1,179,006
*	Jungfraubahn Holding AG	1,182	182,456
	Kudelski SA	7,542	42,888
	Landis & Gyr Group AG	4,207	309,941
	Liechtensteinische Landesbank AG	3,350	191,516
	Luzerner Kantonalbank AG	830	370,355

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Metall Zug AG	45	$81,246
*	Mikron Holding AG	1,680	11,124
	Mobimo Holding AG	1,804	568,185
	OC Oerlikon Corp. AG	50,529	519,326
*	Orascom Development Holding AG	3,061	34,557
	Orell Fuessli AG	25	3,000
	Phoenix Mecano AG	158	83,504
	Plazza AG, Class A	84	29,214
	Rieter Holding AG	647	66,649
	Schaffner Holding AG	95	20,359
	Schweiter Technologies AG	289	499,765
	Siegfried Holding AG	328	237,246
	St Galler Kantonalbank AG	688	315,474
	Sulzer AG	4,068	438,239
	Swatch Group AG (The)	6,068	1,747,895
	Swatch Group AG (The)	12,802	720,927
	Swiss Life Holding AG	3,515	1,602,682
	Swiss Prime Site AG	15,313	1,488,298
#*	Swiss Steel Holding AG	118,904	34,189
	Swissquote Group Holding SA	1,878	203,985
	TX Group AG	831	66,180
	u-blox Holding AG	1,394	109,616
	Valiant Holding AG	3,461	331,081
*	Valora Holding AG	945	180,735
	Vaudoise Assurances Holding SA	263	136,581
*	Vetropack Holding AG	2,600	171,763
*	Von Roll Holding AG	8,880	7,365
	Vontobel Holding AG	6,793	548,836
	VP Bank AG	1,034	127,759
*	V-ZUG Holding AG	450	45,127
	Walliser Kantonalbank	1,138	127,766
	Zehnder Group AG	2,702	197,639
	Zug Estates Holding AG, Class B	45	97,791
	Zuger Kantonalbank AG	28	203,685
TOTAL SWITZERLAND			27,571,576
TAIWAN — (4.9%)
	Aaeon Technology, Inc.	10,000	24,335
*	Ability Opto-Electronics Technology Co., Ltd.	11,000	17,712
	AcBel Polytech, Inc.	69,000	69,247
#	Acer, Inc.	539,000	519,049
	ACES Electronic Co., Ltd.	18,000	25,886
*	Acon Holding, Inc.	50,000	19,735
	Actron Technology Corp.	4,000	16,080
	A-DATA Technology Co., Ltd.	12,000	29,565
	Advanced International Multitech Co., Ltd.	32,000	47,861
	Advancetek Enterprise Co., Ltd.	21,987	13,304
	Aerospace Industrial Development Corp.	38,000	36,783
	Allis Electric Co., Ltd.	61,645	51,681
	Alltek Technology Corp.	33,791	26,615
*	Ambassador Hotel (The)	48,000	49,821
	Ampire Co., Ltd.	19,000	13,938
	AMPOC Far-East Co., Ltd.	23,000	27,625
	Apacer Technology, Inc.	19,000	25,911
	APCB, Inc.	39,000	29,130
	Apex Biotechnology Corp.	14,000	11,008
	Apex International Co., Ltd.	33,760	82,762
	Arcadyan Technology Corp.	24,000	78,898
	Ardentec Corp.	68,430	101,131

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Asia Cement Corp.	299,000	$426,751
	Asia Optical Co., Inc.	25,000	65,639
*	Asia Pacific Telecom Co., Ltd.	351,033	119,113
	Asia Tech Image, Inc.	13,000	25,520
	Asia Vital Components Co., Ltd.	60,000	140,712
#*	AU Optronics Corp.	1,644,000	864,478
	Audix Corp.	16,000	25,695
	AVY Precision Technology, Inc.	17,533	15,883
	Bank of Kaohsiung Co., Ltd.	140,100	47,933
	BenQ Materials Corp.	19,000	19,794
	BES Engineering Corp.	293,000	87,026
	Bin Chuan Enterprise Co., Ltd.	17,000	16,537
	Brighton-Best International Taiwan, Inc.	54,000	49,293
*	Cameo Communications, Inc.	45,000	13,132
	Capital Futures Corp.	19,043	25,307
	Capital Securities Corp.	386,440	184,481
	Career Technology MFG. Co., Ltd.	82,528	95,299
	Cathay Real Estate Development Co., Ltd.	113,600	75,666
	Cayman Engley Industrial Co., Ltd.	4,261	16,067
	Celxpert Energy Corp.	21,000	36,320
	Central Reinsurance Co., Ltd.	37,800	28,611
*	Champion Building Materials Co., Ltd.	77,000	21,148
	CHC Healthcare Group	20,000	24,849
	Chen Full International Co., Ltd.	14,000	19,234
	Cheng Loong Corp.	134,000	137,391
*	Cheng Mei Materials Technology Corp.	59,000	23,264
#	Cheng Shin Rubber Industry Co., Ltd.	244,000	347,365
	Cheng Uei Precision Industry Co., Ltd.	62,000	98,977
	Chilisin Electronics Corp.	37,488	134,753
*	China Airlines, Ltd.	596,000	233,400
	China Bills Finance Corp.	192,000	100,326
	China Chemical & Pharmaceutical Co., Ltd.	61,000	47,423
	China Development Financial Holding Corp.	1,952,000	620,948
	China General Plastics Corp.	61,444	50,377
	China Life Insurance Co., Ltd.	530,000	429,215
	China Metal Products	53,000	56,281
	China Steel Structure Co., Ltd.	14,000	14,207
	China Wire & Cable Co., Ltd.	26,000	23,826
	Chinese Maritime Transport, Ltd.	26,710	28,279
	Chin-Poon Industrial Co., Ltd.	72,000	84,282
	Chipbond Technology Corp.	101,000	248,538
	ChipMOS Techinologies, Inc.	78,344	93,953
	Chong Hong Construction Co., Ltd.	32,000	90,181
	Chun YU Works & Co., Ltd.	31,000	19,312
	Chun Yuan Steel Industry Co., Ltd.	104,000	43,384
*	Chung Hung Steel Corp.	156,000	75,438
*	Chung Hwa Pulp Corp.	96,015	33,991
	Compal Electronics, Inc.	811,000	620,317
	Compeq Manufacturing Co., Ltd.	131,000	198,090
	Concord Securities Co., Ltd.	106,142	49,949
	Continental Holdings Corp.	102,000	69,219
	Contrel Technology Co., Ltd.	15,000	7,978
	Coremax Corp.	8,727	18,543
#	Coretronic Corp.	93,000	127,851
	CTCI Corp.	104,000	129,799
	CviLux Corp.	17,000	19,836
	CyberPower Systems, Inc.	9,000	25,511
	CyberTAN Technology, Inc.	73,000	45,723
	DA CIN Construction Co., Ltd.	37,000	32,650

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dafeng TV, Ltd.	12,000	$18,091
	Da-Li Development Co., Ltd.	23,159	23,707
	Darfon Electronics Corp.	37,000	54,014
*	Darwin Precisions Corp.	76,000	33,193
	De Licacy Industrial Co., Ltd.	44,000	26,832
	Depo Auto Parts Ind Co., Ltd.	20,000	41,593
*	D-Link Corp.	25,000	21,543
*	Dynamic Electronics Co., Ltd.	70,688	48,257
	Dynapack International Technology Corp.	22,000	70,346
	E Ink Holdings, Inc.	137,000	238,923
	Eastern Media International Corp.	35,000	19,918
	Edimax Technology Co., Ltd.	60,000	25,533
	Edom Technology Co., Ltd.	21,000	16,778
	Elite Semiconductor Microelectronics Technology, Inc.	50,000	103,961
*	Elitegroup Computer Systems Co., Ltd.	67,000	60,251
*	Ennostar, Inc.	99,400	292,849
	EnTie Commercial Bank Co., Ltd.	110,000	53,835
	Eson Precision Ind. Co., Ltd.	15,000	34,101
	Eternal Materials Co., Ltd.	157,290	186,474
	Eva Airways Corp.	482,648	216,077
*	Everest Textile Co., Ltd.	70,331	21,204
	Evergreen International Storage & Transport Corp.	93,000	51,748
	Everlight Chemical Industrial Corp.	81,450	44,586
	Everlight Electronics Co., Ltd.	90,000	133,156
	Excelsior Medical Co., Ltd.	23,673	46,103
	Far Eastern Department Stores, Ltd.	193,000	148,122
	Far Eastern International Bank	454,041	166,175
#	Far Eastern New Century Corp.	470,000	435,300
	Farglory Land Development Co., Ltd.	67,000	119,439
*	Federal Corp.	75,480	44,843
	Feedback Technology Corp.	8,400	20,263
	Feng Hsin Steel Co., Ltd.	56,000	125,786
	First Insurance Co., Ltd. (The)	37,000	16,768
	First Steamship Co., Ltd.	134,806	43,286
	FLEXium Interconnect, Inc.	50,000	211,648
	Forest Water Environment Engineering Co., Ltd.	11,349	15,367
	Formosa Advanced Technologies Co., Ltd.	27,000	34,927
*	Formosa Laboratories, Inc.	21,322	35,594
	Formosa Optical Technology Co., Ltd.	1,000	2,083
	Formosan Union Chemical	58,179	29,102
	Founding Construction & Development Co., Ltd.	24,000	13,782
	Froch Enterprise Co., Ltd.	27,000	11,592
*	Fulltech Fiber Glass Corp.	72,720	34,279
	Fwusow Industry Co., Ltd.	12,000	7,961
	GCS Holdings, Inc.	12,000	22,074
	Gemtek Technology Corp.	53,000	53,187
	General Interface Solution Holding, Ltd.	33,000	132,214
	General Plastic Industrial Co., Ltd.	13,000	12,496
	Genmont Biotech, Inc.	14,000	10,082
	Getac Technology Corp.	46,000	78,830
	Giantplus Technology Co., Ltd.	73,000	30,429
*	Gigastorage Corp.	38,209	23,634
	Ginko International Co., Ltd.	8,400	39,067
	Global Brands Manufacture, Ltd.	72,000	60,725
	Globe Union Industrial Corp.	27,000	14,287
	Gloria Material Technology Corp.	88,880	48,701
	Goldsun Building Materials Co., Ltd.	216,520	161,015
	Gourmet Master Co., Ltd.	10,000	45,339
	Grand Ocean Retail Group, Ltd.	18,000	11,988

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Great China Metal Industry	26,000	$20,371
	Great Wall Enterprise Co., Ltd.	10,000	17,207
	Greatek Electronics, Inc.	51,000	115,426
	GTM Holdings Corp.	21,000	17,039
	HannsTouch Solution, Inc.	85,713	29,379
*	Harvatek Corp.	29,000	17,314
	Hey Song Corp.	61,000	69,897
	Highwealth Construction Corp.	26,400	40,103
	Hiroca Holdings, Ltd.	13,000	28,896
	Hitron Technology, Inc.	15,204	12,070
*	Ho Tung Chemical Corp.	154,577	50,498
*	Hocheng Corp.	56,000	17,981
	Holy Stone Enterprise Co., Ltd.	18,000	69,133
	Hong Pu Real Estate Development Co., Ltd.	47,000	35,816
	Hong YI Fiber Industry Co.	30,000	17,517
	Horizon Securities Co., Ltd.	56,000	23,784
	Hotai Finance Co., Ltd.	8,000	22,643
	Hsin Kuang Steel Co., Ltd.	44,000	53,431
	Hsing TA Cement Co.	21,000	13,791
	Hua Yu Lien Development Co., Ltd.	9,000	12,032
	Huaku Development Co., Ltd.	37,000	113,584
	Huang Hsiang Construction Corp.	29,000	36,173
	Hung Ching Development & Construction Co., Ltd.	33,000	21,646
	Hung Sheng Construction, Ltd.	88,352	56,774
*	Hwa Fong Rubber Industrial Co., Ltd.	85,800	35,038
	IBF Financial Holdings Co., Ltd.	416,109	186,975
	Ichia Technologies, Inc.	84,000	48,493
#	Innolux Corp.	1,734,000	805,594
	Integrated Service Technology, Inc.	12,000	22,061
	International CSRC Investment Holdings Co.	129,310	106,526
	Iron Force Industrial Co., Ltd.	4,000	10,579
	I-Sheng Electric Wire & Cable Co., Ltd.	16,000	23,897
	Jarllytec Co., Ltd.	6,000	14,764
	Jess-Link Products Co., Ltd.	17,250	22,463
	Jih Sun Financial Holdings Co., Ltd.	329,206	141,356
*	K Laser Technology, Inc.	43,000	25,143
	Kaulin Manufacturing Co., Ltd.	16,000	6,475
	KEE TAI Properties Co., Ltd.	104,000	36,371
	Kenda Rubber Industrial Co., Ltd.	109,200	124,567
	Kindom Development Co., Ltd.	73,000	83,359
	King Chou Marine Technology Co., Ltd.	10,200	11,597
	King Yuan Electronics Co., Ltd.	171,000	225,296
	King's Town Bank Co., Ltd.	148,000	200,293
*	King's Town Construction Co., Ltd.	27,000	33,703
	Kinpo Electronics	263,000	111,373
	Kinsus Interconnect Technology Corp.	66,000	183,738
#	KS Terminals, Inc.	21,000	39,567
*	Kung Sing Engineering Corp.	67,660	22,347
	Kuo Toong International Co., Ltd.	40,551	31,868
	Kuoyang Construction Co., Ltd.	14,183	15,040
	Kwong Lung Enterprise Co., Ltd.	12,000	16,531
	L&K Engineering Co., Ltd.	41,000	42,858
*	Lealea Enterprise Co., Ltd.	153,000	61,578
	LEE CHI Enterprises Co., Ltd.	53,000	23,712
	Lelon Electronics Corp.	11,508	27,874
	Li Cheng Enterprise Co., Ltd.	20,367	18,180
*	Li Peng Enterprise Co., Ltd.	113,000	30,737
*	Lingsen Precision Industries, Ltd.	91,000	44,696
#	Lite-On Technology Corp.	109,000	213,481

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Longchen Paper & Packaging Co., Ltd.	142,031	$98,336
	Lumax International Corp., Ltd.	15,000	34,824
	Lung Yen Life Service Corp.	17,000	30,643
	Macronix International	222,000	310,269
	Materials Analysis Technology, Inc.	6,000	20,400
	Mayer Steel Pipe Corp.	27,000	17,933
	Meiloon Industrial Co.	17,000	17,609
	Mercuries & Associates Holding, Ltd.	57,700	40,736
*	Mercuries Life Insurance Co., Ltd.	240,465	68,806
*	MIN AIK Technology Co., Ltd.	44,000	21,828
	Mirle Automation Corp.	11,000	16,139
	Nexcom International Co., Ltd.	12,000	10,720
*	Nien Hsing Textile Co., Ltd.	17,000	9,474
	Niko Semiconductor Co., Ltd.	16,000	24,205
	Nuvoton Technology Corp.	20,645	31,714
	O-Bank Co., Ltd.	151,375	35,524
*	OptoTech Corp.	71,551	64,119
	Orient Europharma Co., Ltd.	7,000	11,544
	Orient Semiconductor Electronics, Ltd.	90,880	47,681
	Oriental Union Chemical Corp.	75,000	48,002
	O-TA Precision Industry Co., Ltd.	8,000	17,705
*	Pacific Construction Co.	25,000	8,179
	Pan-International Industrial Corp.	83,000	122,327
*	Pharmally International Holding Co., Ltd.	5,000	7,580
*	Phihong Technology Co., Ltd.	103,259	60,598
	Phison Electronics Corp.	15,000	201,607
	Plotech Co., Ltd.	26,000	25,644
	Pou Chen Corp.	426,000	425,146
#	Powertech Technology, Inc.	98,000	339,802
#	President Securities Corp.	173,513	123,582
	Primax Electronics, Ltd.	36,000	71,370
	Prince Housing & Development Corp.	252,000	96,671
	Promate Electronic Co., Ltd.	21,000	25,919
#	Qisda Corp.	272,000	277,602
	QST International Corp.	9,000	21,892
	Qualipoly Chemical Corp.	18,900	20,646
	Quang Viet Enterprise Co., Ltd.	4,000	15,033
	Quanta Storage, Inc.	24,000	32,687
*	Quintain Steel Co., Ltd.	64,789	23,681
	Radiant Opto-Electronics Corp.	13,000	53,256
	Radium Life Tech Co., Ltd.	148,760	56,140
	Rechi Precision Co., Ltd.	44,000	31,007
	Rich Development Co., Ltd.	92,000	30,938
*	Ritek Corp.	130,724	47,205
*	Roo Hsing Co., Ltd.	134,000	45,859
	Ruentex Development Co., Ltd.	156,000	215,281
	Ruentex Industries, Ltd.	67,400	163,931
	Sampo Corp.	58,800	53,049
	San Fang Chemical Industry Co., Ltd.	33,000	23,108
	San Far Property, Ltd.	22,068	10,982
#	Sanyang Motor Co., Ltd.	85,000	95,422
	SDI Corp.	26,000	77,086
	Senao International Co., Ltd.	11,000	12,017
	Sesoda Corp.	32,505	25,219
	Shan-Loong Transportation Co., Ltd.	28,000	31,126
*	Shih Wei Navigation Co., Ltd.	61,317	21,436
	Shin Kong Financial Holding Co., Ltd.	2,060,138	591,206
	Shin Zu Shing Co., Ltd.	20,000	89,049
*	Shining Building Business Co., Ltd.	102,444	46,781

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shinkong Insurance Co., Ltd.	36,000	$46,943
*	Shuttle, Inc.	36,000	14,750
	Sigurd Microelectronics Corp.	66,046	114,600
	Sincere Navigation Corp.	62,830	39,365
	Sinher Technology, Inc.	6,000	10,879
	Sinon Corp.	72,000	52,533
#	SinoPac Financial Holdings Co., Ltd.	1,548,000	605,165
	Sinphar Pharmaceutical Co., Ltd.	17,000	16,141
	Siward Crystal Technology Co., Ltd.	49,000	39,013
	Sunko INK Co., Ltd.	36,000	12,920
	Sunrex Technology Corp.	32,685	77,449
	Sunspring Metal Corp.	32,000	25,246
	Supreme Electronics Co., Ltd.	52,244	64,901
	Sweeten Real Estate Development Co., Ltd.	42,768	32,714
	Sysage Technology Co., Ltd.	9,251	14,262
	Systex Corp.	32,000	95,806
	T3EX Global Holdings Corp.	19,181	26,044
	TA Chen Stainless Pipe	192,697	172,448
	Ta Ya Electric Wire & Cable	112,320	72,014
	Taichung Commercial Bank Co., Ltd.	547,649	208,089
	Taiflex Scientific Co., Ltd.	36,460	67,360
	Tainan Enterprises Co., Ltd.	18,000	10,919
	Tainan Spinning Co., Ltd.	234,000	105,119
	Taishin Financial Holding Co., Ltd.	1,636,430	729,538
	Taisun Enterprise Co., Ltd.	24,000	22,746
	Taita Chemical Co., Ltd.	65,137	68,938
	Taiwan Business Bank	1,066,163	346,322
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	12,360	18,737
	Taiwan Cogeneration Corp.	60,000	77,465
	Taiwan Fertilizer Co., Ltd.	122,000	218,839
	Taiwan Fire & Marine Insurance Co., Ltd.	48,000	34,285
	Taiwan FU Hsing Industrial Co., Ltd.	24,000	37,297
*	Taiwan Glass Industry Corp.	218,968	124,367
	Taiwan Hon Chuan Enterprise Co., Ltd.	49,000	99,278
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	38,000	32,429
*	Taiwan Land Development Corp.	129,466	31,855
	Taiwan Navigation Co., Ltd.	35,000	22,352
	Taiwan PCB Techvest Co., Ltd.	48,000	76,860
	Taiwan Sanyo Electric Co., Ltd.	9,000	10,903
	Taiwan Semiconductor Co., Ltd.	38,000	71,879
	Taiwan Styrene Monomer	85,000	49,116
*	Taiwan TEA Corp.	133,000	78,356
	Taiyen Biotech Co., Ltd.	28,000	32,053
#*	Tatung Co., Ltd.	190,000	171,064
*	TBI Motion Technology Co., Ltd.	12,000	25,247
	Teco Electric and Machinery Co., Ltd.	391,000	374,248
	Test-Rite International Co., Ltd.	44,000	37,665
	Thinking Electronic Industrial Co., Ltd.	7,000	43,597
	Thye Ming Industrial Co., Ltd.	25,000	26,216
*	Ton Yi Industrial Corp.	170,000	61,845
	Tong Yang Industry Co., Ltd.	71,000	90,700
	Tong-Tai Machine & Tool Co., Ltd.	27,000	13,959
	Topco Technologies Corp.	8,999	21,421
	Topoint Technology Co., Ltd.	28,800	27,368
	Toung Loong Textile Manufacturing	27,000	25,314
*	TPK Holding Co., Ltd.	74,000	112,127
	Transcend Information, Inc.	25,000	54,966
	Tripod Technology Corp.	55,000	251,481
	Tsann Kuen Enterprise Co., Ltd.	20,000	14,009

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TSRC Corp.	98,000	$69,921
	Tung Ho Steel Enterprise Corp.	157,000	175,809
	TURVO International Co., Ltd.	5,000	15,523
	TYC Brother Industrial Co., Ltd.	42,000	34,283
*	Tycoons Group Enterprise	84,034	18,650
	Tyntek Corp.	63,000	40,740
	U-Ming Marine Transport Corp.	91,000	101,401
	Union Bank Of Taiwan	275,943	101,472
	Unitech Computer Co., Ltd.	20,000	18,048
	Unitech Printed Circuit Board Corp.	101,000	71,718
	United Orthopedic Corp.	10,000	11,384
	Unity Opto Technology Co., Ltd.	91,000	2,510
	Universal Cement Corp.	76,277	55,733
*	Unizyx Holding Corp.	43,000	54,313
	UPC Technology Corp.	175,664	92,925
	USI Corp.	180,091	129,063
	Utechzone Co., Ltd.	11,000	21,115
	Ve Wong Corp.	16,000	20,231
	Wah Hong Industrial Corp.	15,000	17,039
	Wah Lee Industrial Corp.	34,000	91,079
	Walsin Lihwa Corp.	517,000	303,352
	Wei Chuan Foods Corp.	51,000	36,567
	Weikeng Industrial Co., Ltd.	71,661	46,381
	Well Shin Technology Co., Ltd.	18,000	32,496
	Winbond Electronics Corp.	540,363	508,565
	Wisdom Marine Lines Co., Ltd.	64,756	55,232
	Wistron Corp.	505,841	563,640
	Wistron NeWeb Corp.	45,040	121,642
	Wonderful Hi-Tech Co., Ltd.	7,000	4,290
	Wowprime Corp.	10,000	40,682
	WPG Holdings, Ltd.	35,000	53,672
	WT Microelectronics Co., Ltd.	59,207	85,742
	XAC Automation Corp.	19,000	16,919
	Xxentria Technology Materials Corp.	26,000	53,338
*	Yang Ming Marine Transport Corp.	238,674	168,052
	YC INOX Co., Ltd.	53,396	47,602
*	Yea Shin International Development Co., Ltd.	29,632	17,567
	Yem Chio Co., Ltd.	87,176	43,643
	Yeong Guan Energy Technology Group Co., Ltd.	18,766	51,911
	YFC-Boneagle Electric Co., Ltd.	15,000	13,004
#	YFY, Inc.	280,000	233,784
	Yi Jinn Industrial Co., Ltd.	34,200	17,197
*	Yieh Phui Enterprise Co., Ltd.	228,447	92,375
	Youngtek Electronics Corp.	24,000	52,558
	Yuanta Futures Co., Ltd.	11,280	20,787
	Yulon Finance Corp.	4,400	15,680
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	32,519
	Yungshin Construction & Development Co., Ltd.	12,000	16,941
	YungShin Global Holding Corp.	14,000	21,506
	Zeng Hsing Industrial Co., Ltd.	9,000	45,116
	Zenitron Corp.	27,000	21,303
	Zero One Technology Co., Ltd.	22,000	29,557
	Zhen Ding Technology Holding, Ltd.	79,000	320,452
*	Zig Sheng Industrial Co., Ltd.	79,000	24,973
*	Zinwell Corp.	64,000	39,653
	ZongTai Real Estate Development Co., Ltd.	24,300	32,943
TOTAL TAIWAN			30,729,630

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (0.9%)
	Advanced Information Technology PCL, Class F	22,400	$13,546
	AJ Plast PCL	46,500	29,053
	Allianz Ayudhya Capital PCL	11,000	12,128
	Amata Corp. PCL	122,800	69,749
	Ananda Development PCL	334,800	21,701
	AP Thailand PCL	365,700	88,584
*	Asia Aviation PCL	470,400	38,977
	Asia Plus Group Holdings PCL	204,100	14,866
	Asia Sermkij Leasing PCL	25,700	18,805
	Bangchak Corp. PCL	166,100	133,746
	Bangkok Insurance PCL	8,700	77,611
	Bangkok Land PCL	2,507,300	86,285
*	Bangkok Life Assurance PCL	39,400	30,936
	Banpu PCL	660,400	229,474
	Cal-Comp Electronics Thailand PCL, Class F	428,200	33,764
*	CH Karnchang PCL	167,900	86,390
	CIMB Thai Bank PCL	2,826,000	57,596
*	Country Group Development PCL	992,900	19,904
	Eastern Polymer Group PCL, Class F	217,100	62,018
	Eastern Water Resources Development and Management PCL, Class F	105,500	32,253
	Erawan Group PCL (The)	438,600	51,583
	GFPT PCL	144,700	61,883
	Global Green Chemicals PCL, Class F	86,200	28,081
	Hana Microelectronics PCL	128,500	230,768
	Ichitan Group PCL	73,700	29,549
	IRPC PCL	1,743,200	198,025
*	Italian-Thai Development PCL	294,400	10,230
	KGI Securities Thailand PCL	247,300	34,373
	Khon Kaen Sugar Industry PCL	362,960	33,470
	Kiatnakin Phatra Bank PCL	24,800	45,987
	Lam Soon Thailand PCL	56,200	8,863
	Lanna Resources PCL	28,000	6,923
	LH Financial Group PCL	1,023,100	35,209
*	Loxley PCL	479,200	29,780
	LPN Development PCL	296,700	47,385
	MBK PCL	138,700	56,073
	Millcon Steel PCL	211,520	6,360
*	Minor International PCL	410,970	340,530
	Namyong Terminal PCL	91,000	10,702
	Noble Development PCL	70,800	16,795
	Origin Property PCL, Class F	149,500	37,462
	PCS Machine Group Holding PCL	86,800	13,282
	Platinum Group PCL (The), Class F	124,000	10,606
	Polyplex Thailand PCL	85,200	66,896
	Power Solution Technologies PCL, Class F	161,200	9,479
*	Precious Shipping PCL	126,000	30,311
	Property Perfect PCL	677,930	8,834
	Pruksa Holding PCL	177,200	72,822
	Quality Houses PCL	1,493,100	116,734
*	Raimon Land PCL	515,800	10,512
*	Regional Container Lines PCL	119,500	73,465
	Rojana Industrial Park PCL	220,300	31,356
	Samart Corp. PCL	178,900	38,553
	Sansiri PCL	1,500,600	42,115
	SC Asset Corp. PCL	339,100	30,817
	Sena Development PCL	196,116	22,672
	Siam City Cement PCL	13,900	63,161
	Siam Future Development PCL	196,440	30,585
	Siamgas & Petrochemicals PCL	167,600	59,357

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Singha Estate PCL	194,300	$10,517
	Sino-Thai Engineering & Construction PCL	115,400	45,497
	Somboon Advance Technology PCL	57,400	31,260
	SPCG PCL	77,500	50,493
	Sri Trang Agro-Industry PCL	125,400	125,693
	Star Petroleum Refining PCL	199,400	59,294
	Supalai PCL	252,825	168,944
*	Super Energy Corp. PCL	2,470,900	80,905
*	Thai Airways International PCL	89,300	9,965
	Thai Oil PCL	179,200	326,308
	Thai Stanley Electric PCL, Class F	5,700	34,090
	Thai Union Group PCL, Class F	373,300	172,120
	Thai Wah PCL, Class F	75,200	11,909
	Thanachart Capital PCL	101,900	109,799
	Thitikorn PCL	41,600	11,050
	Thoresen Thai Agencies PCL	261,800	49,421
	Tipco Asphalt PCL	23,000	15,292
	Tisco Financial Group PCL	19,800	61,027
	TMB Bank PCL	3,818,596	140,343
*	TMT Steel PCL	70,200	16,184
	TPI Polene PCL	1,534,100	84,060
	TPI Polene Power PCL	263,600	38,400
	True Corp. PCL	1,782,200	190,546
*	U City PCL, Class F	545,400	24,600
	Unique Engineering & Construction PCL	138,400	20,994
	Univanich Palm Oil PCL	46,900	8,383
	Univentures PCL	165,100	19,527
*	Vanachai Group PCL	88,600	9,710
	Vinythai PCL	88,700	91,871
	WHA Corp. PCL	1,045,400	105,483
	Workpoint Entertainment PCL	70,000	40,227
TOTAL THAILAND			5,372,886
TURKEY — (0.4%)
*	Adese Alisveris Merkezleri Ticaret A.S.	38,250	14,962
	Aksa Akrilik Kimya Sanayii A.S.	33,356	66,519
*	Aksa Enerji Uretim A.S.	24,121	32,515
	Alarko Holding A.S.	33,735	45,407
*	Albaraka Turk Katilim Bankasi A.S.	224,420	64,250
	Anadolu Anonim Turk Sigorta Sirketi	39,175	44,974
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	29,212	98,833
	Aygaz A.S.	20,460	50,706
*	Bera Holding A.S.	122,261	341,728
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	9,716	42,249
*	Cimsa Cimento Sanayi VE Ticaret A.S.	16,339	49,301
*	Coca-Cola Icecek A.S.	11,507	116,055
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	1,942	12,682
*	Global Yatirim Holding A.S.	23,941	17,836
	GSD Holding A.S.	62,912	19,833
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	50,203	39,260
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	170,857	155,554
	Kordsa Teknik Tekstil A.S.	15,368	44,756
*	Koza Altin Isletmeleri A.S.	3,703	58,108
	Nuh Cimento Sanayi A.S.	8,793	59,271
*	Pegasus Hava Tasimaciligi A.S.	5,048	48,435
*	Petkim Petrokimya Holding A.S.	115,094	78,682
*	Sekerbank Turk A.S.	212,367	42,175
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	24,464	42,548
	TAV Havalimanlari Holding A.S.	25,233	73,384

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Tekfen Holding A.S.	16,675	$40,948
*	Turk Hava Yollari AO	44,469	73,362
*	Turkiye Halk Bankasi A.S.	124,433	89,286
*	Turkiye Sinai Kalkinma Bankasi A.S.	219,671	54,255
	Turkiye Sise ve Cam Fabrikalari A.S.	338,508	333,446
*	Turkiye Vakiflar Bankasi TAO, Class D	47,833	28,148
*	Vestel Elektronik Sanayi ve Ticaret A.S.	13,751	49,076
TOTAL TURKEY			2,328,544
UNITED ARAB EMIRATES — (0.1%)
*	Ajman Bank PJSC	54,612	11,453
	Aldar Properties PJSC	213,657	203,096
*	Amlak Finance PJSC	237,669	16,229
*	DAMAC Properties Dubai Co. PJSC	198,981	74,152
	Dana Gas PJSC	100,173	18,528
*	Deyaar Development PJSC	556,563	44,260
	Dubai Investments PJSC	213,890	96,081
*	DXB Entertainments PJSC	1,132,789	25,451
*	Emaar Properties PJSC	315,235	325,308
*	Eshraq Investments PJSC	368,245	31,477
	RAK Properties PJSC	230,019	36,199
	Ras Al Khaimah Ceramics	55,894	25,395
TOTAL UNITED ARAB EMIRATES			907,629
UNITED KINGDOM — (10.7%)
	Advanced Medical Solutions Group P.L.C	6,734	20,939
	Aggreko P.L.C.	66,641	528,567
	Alliance Pharma P.L.C.	83,598	99,183
*	Allied Minds P.L.C.	19,783	7,586
	Anglo-Eastern Plantations P.L.C.	3,836	31,847
*	Arrow Global Group P.L.C.	36,788	105,318
*	Ascential P.L.C.	36,597	165,722
*	Babcock International Group P.L.C.	119,557	380,138
*	Balfour Beatty P.L.C.	170,959	629,528
*	Bank of Georgia Group P.L.C.	10,623	166,632
*	Barratt Developments P.L.C.	117,992	1,027,583
	Beazley P.L.C.	87,636	373,004
	Begbies Traynor Group P.L.C.	12,789	20,074
	Bellway P.L.C.	38,125	1,433,918
	Berkeley Group Holdings P.L.C.	14,539	831,475
*	Biffa P.L.C.	17,008	53,298
	Bloomsbury Publishing P.L.C.	20,008	83,529
	Bodycote P.L.C.	49,089	470,481
*	Braemar Shipping Services P.L.C.	4,667	12,093
	Brewin Dolphin Holdings P.L.C.	33,624	135,274
*	Burford Capital, Ltd.	23,229	196,739
*	Bytes Technology Group P.L.C.	12,935	63,285
	Cairn Energy P.L.C.	116,553	287,529
	CareTech Holdings P.L.C.	18,706	124,985
	Carr's Group P.L.C.	11,580	21,378
	Castings P.L.C.	4,281	22,255
	Centamin P.L.C.	316,269	494,975
*	Centaur Media P.L.C.	16,082	7,268
	Central Asia Metals P.L.C.	19,862	59,519
*	Centrica P.L.C.	962,435	680,115
	Chemring Group P.L.C.	75,743	306,114
	Chesnara P.L.C.	36,124	138,031
	Cineworld Group P.L.C.	241,641	253,288

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Clarkson P.L.C.	7,758	$264,974
	Clinigen Group P.L.C.	3,490	36,387
	Close Brothers Group P.L.C.	43,721	842,613
	CMC Markets P.L.C.	21,846	120,227
*	CNH Industrial NV	43,277	555,629
	ConvaTec Group P.L.C.	194,331	531,693
	Countryside Properties P.L.C.	95,976	564,976
*	Crest Nicholson Holdings P.L.C.	77,112	340,577
	Daily Mail & General Trust P.L.C., Class A	40,319	423,608
*	DFS Furniture P.L.C.	40,764	119,904
*	Dialight P.L.C.	7,087	24,248
*	Dialog Semiconductor P.L.C.	15,357	966,694
	Direct Line Insurance Group P.L.C.	228,546	938,036
	DiscoverIE Group P.L.C.	17,330	160,565
	Diversified Gas & Oil P.L.C.	52,047	81,931
*	Dixons Carphone P.L.C.	241,138	361,825
	Drax Group P.L.C.	112,465	574,285
*	DS Smith P.L.C.	281,843	1,398,952
*	Elementis P.L.C.	110,846	167,041
*	EnQuest P.L.C.	312,538	52,699
*	Entain P.L.C.	97,443	1,649,086
*	Equiniti Group P.L.C.	104,888	167,023
*	Essentra P.L.C.	63,219	249,138
	Euromoney Institutional Investor P.L.C.	14,953	194,540
	Ferrexpo P.L.C.	92,224	355,603
*	Firstgroup P.L.C.	344,809	337,563
*	Flowtech Fluidpower P.L.C.	7,489	9,639
*	Foxtons Group P.L.C.	71,351	49,961
*	Frasers Group P.L.C.	49,289	287,313
	Fuller Smith & Turner P.L.C., Class A	6,566	72,407
*	Galliford Try Holdings P.L.C.	37,963	63,604
	Gamesys Group P.L.C.	3,963	68,903
*	Gem Diamonds, Ltd.	32,180	21,089
	Genel Energy P.L.C.	23,686	47,903
*	Georgia Capital P.L.C.	7,964	54,889
*	Go-Ahead Group P.L.C. (The)	4,789	64,434
	Goodwin P.L.C.	314	13,307
	Grafton Group P.L.C.	68,236	805,682
	Grainger P.L.C.	102,166	371,473
*	Gulf Keystone Petroleum, Ltd.	67,566	123,500
*	Gym Group P.L.C. (The)	24,303	69,934
	H&T Group P.L.C.	3,869	14,828
	Halfords Group P.L.C.	59,725	222,951
	Hargreaves Services P.L.C.	7,040	26,886
*	Headlam Group P.L.C.	22,372	120,001
	Helical P.L.C.	23,526	121,847
	Henry Boot P.L.C.	14,040	52,212
	Hochschild Mining P.L.C.	65,061	204,430
*	Hostelworld Group P.L.C.	12,920	13,187
	Hunting P.L.C.	36,382	99,388
*	Hyve Group P.L.C.	34,166	47,586
*	Ibstock P.L.C.	95,414	269,022
*	Inchcape P.L.C.	93,532	847,715
*	Informa P.L.C.	152,893	1,040,336
*	International Personal Finance P.L.C.	17,848	19,569
	Investec P.L.C.	201,254	520,913
	J Sainsbury P.L.C.	413,448	1,380,796
	James Fisher & Sons P.L.C.	5,306	72,398
*	JET2 P.L.C.	11,604	208,895

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	John Laing Group P.L.C.	85,324	$368,678
*	John Menzies P.L.C.	6,811	19,352
*	John Wood Group P.L.C.	173,764	694,145
*	Joules Group P.L.C.	8,474	18,476
	Jupiter Fund Management P.L.C.	97,051	379,965
*	Just Group P.L.C.	235,678	245,830
	KAZ Minerals P.L.C.	32,768	324,092
	Keller Group P.L.C.	20,765	215,487
*	Kier Group P.L.C.	33,146	34,935
*	Kin & Carta P.L.C.	18,433	36,134
*	Kingfisher P.L.C.	565,062	2,145,087
*	Lamprell P.L.C.	66,081	60,622
	Lancashire Holdings, Ltd.	39,632	368,788
*	Lookers P.L.C.	89,330	48,346
*	LSL Property Services P.L.C.	23,302	75,015
	M&G P.L.C.	533,023	1,278,748
	Macfarlane Group P.L.C.	524	648
	Man Group P.L.C.	421,779	842,005
*	Marks & Spencer Group P.L.C.	321,198	620,365
*	Marston's P.L.C.	187,638	210,743
	McBride P.L.C.	19,948	21,538
*	McCarthy & Stone P.L.C.	98,693	161,684
*	Mears Group P.L.C.	31,020	65,060
	Mediclinic International P.L.C.	91,030	359,959
*	Meggitt P.L.C.	113,889	615,867
*	Melrose Industries P.L.C.	556,559	1,272,923
*	Metro Bank P.L.C.	8,823	14,261
*	Micro Focus International P.L.C.	72,707	438,474
*	Mitchells & Butlers P.L.C.	61,129	248,909
*	Mitie Group P.L.C.	38,168	25,015
*	MJ Gleeson P.L.C.	11,285	111,440
	Morgan Sindall Group P.L.C.	9,270	187,702
	MP Evans Group P.L.C.	1,185	10,334
	N Brown Group P.L.C.	27,931	23,591
*	National Express Group P.L.C.	118,847	406,215
	NCC Group P.L.C.	55,476	187,128
	Ninety One P.L.C.	100,627	321,169
*	Norcros P.L.C.	16,487	47,756
	Numis Corp. P.L.C.	12,643	56,999
*	OSB Group P.L.C.	65,007	365,184
	Pan African Resources P.L.C.	237,554	73,248
	Paragon Banking Group P.L.C.	55,072	341,263
	Pearson P.L.C.	59,614	660,468
	Pearson P.L.C., Sponsored ADR	119,471	1,320,155
*	Pendragon P.L.C.	413,098	78,750
*	Petrofac, Ltd.	42,806	69,599
*	Petropavlovsk P.L.C.	772,464	305,359
	Pets at Home Group P.L.C.	141,097	773,556
	Phoenix Group Holdings P.L.C.	137,472	1,266,907
*	Photo-Me International P.L.C.	37,784	24,263
*	Playtech P.L.C.	62,660	397,744
*	Polypipe Group P.L.C.	27,630	193,942
*	PPHE Hotel Group, Ltd.	860	15,906
*	Premier Foods P.L.C.	195,519	250,403
#*	Premier Oil P.L.C.	199,335	51,471
*	Provident Financial P.L.C.	65,571	219,369
	PZ Cussons P.L.C.	68,877	233,270
	QinetiQ Group P.L.C.	155,098	636,950
	Quilter P.L.C.	265,217	561,820

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rank Group P.L.C.	43,286	$73,791
*	Reach P.L.C.	91,064	239,129
	Redcentric P.L.C.	6,639	10,891
	Redde Northgate P.L.C.	39,470	132,151
*	Redrow P.L.C.	73,870	530,461
*	Renewi P.L.C.	172,747	94,372
*	Restaurant Group P.L.C. (The)	69,520	64,805
	Rhi Magnesita NV	2,226	118,026
	Ricardo P.L.C.	9,039	48,176
	Robert Walters P.L.C.	1,497	11,301
*	Royal Mail P.L.C.	180,633	997,898
*	RPS Group P.L.C.	52,390	52,352
	RSA Insurance Group P.L.C.	221,816	2,044,930
	RWS Holdings P.L.C.	24,988	200,726
	S&U P.L.C.	850	24,043
	Sabre Insurance Group P.L.C.	11,601	40,272
*	Saga P.L.C.	10,575	35,595
*	Savills P.L.C.	12,857	184,640
*	Scapa Group P.L.C.	22,456	67,039
*	Senior P.L.C.	96,171	125,186
*	Serco Group P.L.C.	11,186	17,869
	Serica Energy P.L.C.	12,946	20,792
	Severfield P.L.C.	59,426	56,964
*	SIG P.L.C.	96,397	38,055
*	Signature Aviation P.L.C.	161,848	909,295
	Smart Metering Systems P.L.C.	7,279	68,086
	Spectris P.L.C.	14,627	606,003
*	Speedy Hire P.L.C.	122,343	112,170
*	Spire Healthcare Group P.L.C.	46,663	103,179
	SSP Group P.L.C.	363	1,436
	St. Modwen Properties P.L.C.	55,429	293,604
	Standard Life Aberdeen P.L.C.	269,810	1,110,716
*	Stobart Group, Ltd.	45,051	21,595
	Stock Spirits Group P.L.C.	39,966	148,678
*	Superdry P.L.C.	6,793	19,300
	T Clarke P.L.C.	15,910	20,008
	Tate & Lyle P.L.C.	85,148	801,977
*	Taylor Wimpey P.L.C.	604,113	1,205,699
*	TBC Bank Group P.L.C.	2,531	42,012
*	TI Fluid Systems P.L.C.	12,958	45,032
	TP ICAP P.L.C.	172,793	526,789
*	Travis Perkins P.L.C.	65,091	1,197,827
	Trifast P.L.C.	24,071	46,092
*	TT Electronics P.L.C.	41,466	115,941
	TUI AG	19,804	95,022
*	Tullow Oil P.L.C.	281,372	98,114
*	Tungsten Corp. P.L.C.	20,245	8,192
*	Tyman P.L.C.	19,065	90,326
*	U & I Group P.L.C.	37,908	45,064
	UDG Healthcare P.L.C.	34,989	390,127
*	Vectura Group P.L.C.	189,631	302,981
	Vertu Motors P.L.C.	28,861	12,472
	Vesuvius P.L.C.	61,001	414,901
*	Virgin Money UK P.L.C.	161,326	284,378
*	Vistry Group P.L.C.	69,728	803,010
*	Vitec Group P.L.C. (The)	5,645	73,847
	Vivo Energy P.L.C.	9,104	9,639
	Volex P.L.C.	6,253	27,656
*	Volution Group P.L.C.	37,985	151,536

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vp P.L.C.	3,920	$42,757
	Watkin Jones P.L.C.	5,928	15,889
*	Weir Group P.L.C (The)	37,809	976,833
*	Whitbread P.L.C.	43,762	1,663,088
	Wm Morrison Supermarkets P.L.C.	534,999	1,312,029
*	Xaar P.L.C.	19,705	36,402
*	Young & Co's Brewery P.L.C.	960	10,841
*	Young & Co's Brewery P.L.C., Class A	194	3,293
	Zotefoams P.L.C.	3,822	21,727
TOTAL UNITED KINGDOM			68,036,624
UNITED STATES — (0.3%)
	Ovintiv, Inc.	53,508	843,292
	Ovintiv, Inc.	17,300	272,065
	Primo Water Corp.	36,100	558,403
*	Textainer Group Holdings, Ltd.	711	12,613
TOTAL UNITED STATES			1,686,373
TOTAL COMMON STOCKS			625,912,159
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA	18,075	49,917
	Banco do Estado do Rio Grande do Sul SA, Class B	42,400	104,384
	Banco Pan SA	32,265	55,373
*	Braskem SA, Class A	31,689	140,276
	Cia Ferro Ligas da Bahia - FERBASA	9,400	36,542
	Eucatex SA Industria e Comercio	8,800	11,371
	Gerdau SA	216,500	919,988
	Grazziotin SA	1,600	10,250
	Marcopolo SA	156,673	83,328
	Randon SA Implementos e Participacoes	53,554	136,151
	Schulz SA	7,000	17,144
	Unipar Carbocloro SA	11,184	102,204
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	84,000	202,654
TOTAL BRAZIL			1,869,582
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA	8,828	50,707
GERMANY — (0.2%)
	Biotest AG	2,716	92,100
	Draegerwerk AG & Co. KGaA	2,384	203,290
	Jungheinrich AG	12,365	563,792
	Schaeffler AG	27,512	217,417
	Sixt SE	3,248	220,075
	STO SE & Co. KGaA	568	90,143
	Villeroy & Boch AG	889	16,861
TOTAL GERMANY			1,403,678
TOTAL PREFERRED STOCKS			3,323,967
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/05/21	432	240

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»

CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	3,445	$9,564
*	Pan American Silver Corp. Rights 02/22/29	66,848	51,473
TOTAL CANADA			61,037
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	1,385	0
GERMANY — (0.0%)
*	7C Solarparken AG Rights 02/01/21	4,336	47
INDIA — (0.0%)
*	L&T Finance Holdings, Ltd. Rights 02/15/21	22,236	6,324
MALAYSIA — (0.0%)
*	Scientex BHD Warrants 01/14/26	4,380	975
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	196,236	0
SOUTH KOREA — (0.0%)
*	Home Center Holdings Co., Ltd. Rights 02/26/21	4,793	1,170
*	Korean Air Lines Co., Ltd. Rights 03/05/21	12,655	108,607
TOTAL SOUTH KOREA			109,777
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	33,388	16,451
*	Sacyr SA Rights 02/03/21	97,563	4,854
TOTAL SPAIN			21,305
SWEDEN — (0.0%)
*	Modern Times Group MTG AB Rights 02/10/21	17,404	32,449
TAIWAN — (0.0%)
*	Supreme Electronics Co., Ltd. Rights 10/28/20	5,176	0
THAILAND — (0.0%)
*	MBK PCL Warrants 11/15/23	5,548	1,696
*	Noble W2 Warrants 01/05/22	5,900	0
TOTAL THAILAND			1,696
TOTAL RIGHTS/WARRANTS			233,850
TOTAL INVESTMENT SECURITIES (Cost $590,720,194)			629,469,976

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	379,021	4,385,657
TOTAL INVESTMENTS — (100.0%)
(Cost $595,104,422)^^			$633,855,633

World ex U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,667	$33,273,593	—	$33,286,260
Austria	—	5,003,119	—	5,003,119
Belgium	—	6,573,942	—	6,573,942
Brazil	5,889,723	—	—	5,889,723
Canada	46,184,019	35,581	—	46,219,600
Chile	4,536	764,695	—	769,231
China	3,259,492	50,026,848	—	53,286,340
Colombia	420,234	—	—	420,234
Denmark	—	12,480,834	—	12,480,834
Finland	—	9,965,497	—	9,965,497
France	—	24,841,702	—	24,841,702
Germany	52,705	31,177,451	—	31,230,156
Greece	—	462,648	—	462,648
Hong Kong	136,375	9,564,001	—	9,700,376
Hungary	—	11,412	—	11,412
India	—	24,152,883	—	24,152,883
Indonesia	—	3,317,181	—	3,317,181
Ireland	—	2,824,703	—	2,824,703
Israel	284,657	4,395,164	—	4,679,821
Italy	133,652	14,948,816	—	15,082,468
Japan	—	94,684,525	—	94,684,525
Malaysia	—	4,001,880	—	4,001,880
Mexico	4,797,270	—	—	4,797,270
Netherlands	495,102	10,903,886	—	11,398,988
New Zealand	—	2,895,573	—	2,895,573
Norway	—	4,024,901	—	4,024,901
Philippines	—	1,554,728	—	1,554,728
Poland	—	1,517,683	—	1,517,683
Portugal	—	1,276,427	—	1,276,427
Qatar	—	917,100	—	917,100
Russia	910,593	219,596	—	1,130,189
Saudi Arabia	—	4,528,696	—	4,528,696
Singapore	—	3,354,190	—	3,354,190
South Africa	177,973	7,060,551	—	7,238,524
South Korea	355,820	30,979,143	—	31,334,963
Spain	—	9,168,486	—	9,168,486
Sweden	75,434	15,181,210	—	15,256,644
Switzerland	—	27,571,576	—	27,571,576
Taiwan	292,849	30,436,781	—	30,729,630
Thailand	5,372,886	—	—	5,372,886
Turkey	—	2,328,544	—	2,328,544
United Arab Emirates	—	907,629	—	907,629
United Kingdom	1,796,970	66,239,654	—	68,036,624
United States	1,673,760	12,613	—	1,686,373
Preferred Stocks
Brazil	1,869,582	—	—	1,869,582
Colombia	50,707	—	—	50,707
Germany	—	1,403,678	—	1,403,678
Rights/Warrants
Brazil	—	240	—	240
Canada	—	61,037	—	61,037
Germany	—	47	—	47
India	—	6,324	—	6,324
Malaysia	—	975	—	975
South Korea	—	109,777	—	109,777

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	—	$21,305	—	$21,305
Sweden	—	32,449	—	32,449
Thailand	—	1,696	—	1,696
Securities Lending Collateral	—	4,385,657	—	4,385,657
TOTAL	$74,247,006	$559,608,627	—	$633,855,633

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (4.4%)
	A2B Australia, Ltd.	61,896	$54,346
	Accent Group, Ltd.	105,492	185,309
	Adairs, Ltd.	81,527	225,050
	Adbri, Ltd.	147,407	321,321
*	Afterpay, Ltd.	2,418	246,841
	AGL Energy, Ltd.	57,889	506,040
*	Ainsworth Game Technology, Ltd.	68,629	41,740
#*	Alkane Resources, Ltd.	90,017	54,101
*	Alliance Aviation Services, Ltd.	11,891	35,924
	ALS, Ltd.	116,794	883,558
	Altium, Ltd.	33,183	773,592
	Alumina, Ltd.	242,873	311,765
#*	AMA Group, Ltd.	101,999	50,026
*	Amaysim Australia, Ltd.	59,320	34,313
	AMP, Ltd.	1,020,651	1,151,243
	Ampol, Ltd.	78,537	1,563,677
	Ansell, Ltd.	25,104	701,740
	APA Group	108,035	803,274
	APN Property Group, Ltd.	29,443	12,784
	Appen, Ltd.	9,531	161,319
*	Arafura Resources, Ltd.	16,794	2,815
	ARB Corp., Ltd.	19,652	524,878
#*	Ardent Leisure Group, Ltd.	193,020	86,793
	Aristocrat Leisure, Ltd.	65,365	1,539,857
	Asaleo Care, Ltd.	211,036	209,680
	ASX, Ltd.	4,901	267,800
	Atlas Arteria, Ltd.	137,581	663,102
	AUB Group, Ltd.	7,273	90,068
	Aurelia Metals, Ltd.	371,492	115,500
	Aurizon Holdings, Ltd.	530,339	1,495,919
	AusNet Services	185,078	243,635
	Austal, Ltd.	104,574	204,083
	Australia & New Zealand Banking Group, Ltd.	162,583	2,927,139
*	Australian Agricultural Co., Ltd.	171,473	144,693
#	Australian Ethical Investment, Ltd.	11,755	62,528
	Australian Finance Group, Ltd.	51,890	107,939
	Australian Pharmaceutical Industries, Ltd.	206,019	199,400
#*	Australian Strategic Materials, Ltd.	18,003	68,361
	Auswide Bank, Ltd.	3,295	15,350
	Baby Bunting Group, Ltd.	30,773	121,329
	Bank of Queensland, Ltd.	164,124	993,402
	Bapcor, Ltd.	102,141	583,357
	Base Resources, Ltd.	56,903	11,695
	Beach Energy, Ltd.	858,441	1,067,754
	Beacon Lighting Group, Ltd.	18,860	24,475
	Bega Cheese, Ltd.	93,777	399,927
	Bendigo & Adelaide Bank, Ltd.	147,493	1,030,863
	BHP Group, Ltd.	352,621	11,759,557
#	BHP Group, Ltd., Sponsored ADR	13,830	923,567
	Bingo Industries, Ltd.	103,329	253,078
#*	Blackmores, Ltd.	3,936	220,659
#*	Blue Sky Alternative Investments, Ltd.	5,525	147
	BlueScope Steel, Ltd.	158,936	1,995,431
	Boral, Ltd.	338,923	1,245,813
	Brambles, Ltd.	118,372	952,437

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Bravura Solutions, Ltd.	48,757	$112,271
	Breville Group, Ltd.	31,302	688,324
	Brickworks, Ltd.	27,903	395,814
	BWX, Ltd.	27,759	86,569
*	Byron Energy, Ltd.	59,304	7,209
	Capitol Health, Ltd.	106,976	22,402
*	Cardno, Ltd.	70,457	18,250
	Carsales.com, Ltd.	56,976	849,405
#*	Cash Converters International, Ltd.	184,747	34,474
	Cedar Woods Properties, Ltd.	23,034	123,493
	Challenger, Ltd.	135,754	685,425
*	CIMIC Group, Ltd.	13,452	252,287
#*	City Chic Collective, Ltd.	26,152	76,416
#	Class, Ltd.	19,682	28,862
	Cleanaway Waste Management, Ltd.	611,584	1,030,320
	Clinuvel Pharmaceuticals, Ltd.	5,525	91,977
#	Clover Corp., Ltd.	24,457	27,911
	Coca-Cola Amatil, Ltd.	94,381	939,477
	Cochlear, Ltd.	5,187	779,913
	Codan, Ltd.	54,165	493,566
	Coles Group, Ltd.	132,804	1,838,443
#*	Collection House, Ltd.	64,782	17,328
	Collins Foods, Ltd.	70,593	517,487
	Commonwealth Bank of Australia	92,899	5,898,325
	Computershare, Ltd.	103,994	1,135,067
#*	Cooper Energy, Ltd.	474,722	117,255
*	Corporate Travel Management, Ltd.	14,296	180,829
	Costa Group Holdings, Ltd.	140,761	419,544
#	Credit Corp. Group, Ltd.	12,376	266,410
	Crown Resorts, Ltd.	75,054	548,128
	CSL, Ltd.	28,867	5,984,750
	CSR, Ltd.	273,453	1,097,175
	Data#3, Ltd.	37,256	160,547
*	Decmil Group, Ltd.	46,740	19,915
*	Deterra Royalties, Ltd.	82,122	270,232
	Dicker Data, Ltd.	8,078	71,045
	Domain Holdings Australia, Ltd.	51,952	196,449
	Domino's Pizza Enterprises, Ltd.	18,521	1,295,176
	Downer EDI, Ltd.	307,376	1,203,394
	Eagers Automotive, Ltd.	48,592	490,363
*	Eclipx Group, Ltd.	141,679	182,669
	Elanor Investor Group	19,470	22,607
	Elders, Ltd.	42,720	346,376
*	Electro Optic Systems Holdings, Ltd.	6,459	25,481
#*	Emeco Holdings, Ltd.	84,755	71,968
	EQT Holdings, Ltd.	2,599	54,335
	Estia Health, Ltd.	119,392	169,692
#	EVENT Hospitality and Entertainment, Ltd.	26,649	196,127
	Evolution Mining, Ltd.	484,268	1,729,533
*	FAR, Ltd.	1,063,607	6,747
	Fleetwood, Ltd.	22,875	37,662
#*	Flight Centre Travel Group, Ltd.	29,786	317,669
	Fortescue Metals Group, Ltd.	379,329	6,248,204
#*	Freedom Foods Group, Ltd.	8,951	7,722
	G8 Education, Ltd.	386,760	331,741
#*	Galaxy Resources, Ltd.	63,839	130,247
#*	Genex Power, Ltd.	17,725	3,564
#	Genworth Mortgage Insurance Australia, Ltd.	89,377	154,575
*	Gold Road Resources, Ltd.	141,107	128,412

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GrainCorp, Ltd., Class A	107,536	$330,454
	Grange Resources, Ltd.	238,429	59,914
*	Greenland Minerals, Ltd.	177,454	38,514
	GUD Holdings, Ltd.	32,838	297,852
#	GWA Group, Ltd.	104,874	274,673
	Hansen Technologies, Ltd.	40,822	120,278
	Harvey Norman Holdings, Ltd.	180,374	730,529
	Healius, Ltd.	238,369	705,102
#	Helloworld Travel, Ltd.	3,137	5,066
	HT&E, Ltd.	85,589	120,288
#	HUB24, Ltd.	8,491	158,373
#	Humm Group, Ltd.	196,202	169,065
*	Huon Aquaculture Group, Ltd.	11,190	25,652
	IDP Education, Ltd.	45,706	795,520
	IGO, Ltd.	227,758	1,108,084
	Iluka Resources, Ltd.	82,122	402,285
	Imdex, Ltd.	130,607	157,071
*	Incitec Pivot, Ltd.	547,912	1,097,950
	Infomedia, Ltd.	124,521	172,017
	Inghams Group, Ltd.	100,256	251,504
	Insurance Australia Group, Ltd.	182,100	671,237
*	Intega Group, Ltd.	70,457	16,901
	Integral Diagnostics, Ltd.	32,119	109,863
#	Integrated Research, Ltd.	34,225	66,487
#	InvoCare, Ltd.	36,203	307,381
	IOOF Holdings, Ltd.	248,151	586,326
	IPH, Ltd.	45,859	220,963
	IRESS, Ltd.	55,985	425,418
*	IVE Group, Ltd.	58,367	55,189
*	James Hardie Industries P.L.C.	57,444	1,605,607
*	James Hardie Industries P.L.C., Sponsored ADR	1,045	29,166
	Japara Healthcare, Ltd.	122,823	69,753
	JB Hi-Fi, Ltd.	80,360	3,158,328
	Johns Lyng Group, Ltd.	23,834	55,975
#	Jumbo Interactive, Ltd.	12,500	133,323
	Jupiter Mines, Ltd.	662,581	148,937
#*	Karoon Energy, Ltd.	287,126	219,082
	Kogan.com, Ltd.	8,157	111,352
	Lendlease Corp., Ltd.	96,197	877,048
	Lifestyle Communities, Ltd.	5,731	54,949
	Link Administration Holdings, Ltd.	230,261	834,223
#	Lovisa Holdings, Ltd.	12,650	102,407
#*	Lynas Rare Earths, Ltd.	66,222	240,587
	MACA, Ltd.	167,376	161,249
	Macmahon Holdings, Ltd.	300,111	60,654
	Macquarie Group, Ltd.	18,436	1,838,594
	Magellan Financial Group, Ltd.	19,802	719,462
*	Mayne Pharma Group, Ltd.	699,050	167,321
	McMillan Shakespeare, Ltd.	32,345	311,143
	McPherson's, Ltd.	69,290	72,356
	Medibank Pvt, Ltd.	510,412	1,133,776
*	Medusa Mining, Ltd.	85,990	51,330
#*	Mesoblast, Ltd.	58,643	105,480
#*	Metals X, Ltd.	360,843	46,796
	Metcash, Ltd.	580,173	1,511,022
#*	Metro Mining, Ltd.	120,794	5,990
	Mineral Resources, Ltd.	60,820	1,584,101
*	MMA Offshore, Ltd.	760,243	20,257
	MNF Group, Ltd.	6,933	23,354

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Monadelphous Group, Ltd.	24,054	$236,547
	Monash IVF Group, Ltd.	164,283	94,391
	Money3 Corp., Ltd.	70,036	145,519
	Mortgage Choice, Ltd.	52,196	53,297
	Mount Gibson Iron, Ltd.	140,718	90,881
#*	Myer Holdings, Ltd.	341,996	80,229
	MyState, Ltd.	25,063	99,530
	National Australia Bank, Ltd.	226,385	4,057,972
	Navigator Global Investments, Ltd.	24,936	39,048
	Netwealth Group, Ltd.	24,166	317,160
	New Energy Solar, Ltd.	12,676	8,848
#	New Hope Corp., Ltd.	195,956	200,307
	Newcrest Mining, Ltd.	38,507	731,881
*	NEXTDC, Ltd.	31,711	279,224
#	nib holdings, Ltd.	157,246	661,464
	Nick Scali, Ltd.	21,590	168,967
	Nine Entertainment Co. Holdings, Ltd.	489,616	897,168
	Northern Star Resources, Ltd.	181,176	1,753,288
	NRW Holdings, Ltd.	233,457	504,478
*	Nufarm, Ltd.	108,559	401,104
	OFX Group, Ltd.	72,450	66,031
	Oil Search, Ltd.	262,746	772,457
	OM Holdings, Ltd.	46,008	30,157
	Omni Bridgeway, Ltd.	37,694	113,115
	oOh!media, Ltd.	276,860	333,028
	Orica, Ltd.	26,440	306,907
	Origin Energy, Ltd.	229,423	824,646
	Orora, Ltd.	426,136	813,751
	OZ Minerals, Ltd.	120,057	1,698,168
	Pacific Current Group, Ltd.	22,114	103,970
#	Pacific Smiles Group, Ltd.	7,482	14,829
	Pact Group Holdings, Ltd.	71,659	130,899
*	Panoramic Resources, Ltd.	449,671	56,388
	Peet, Ltd.	156,657	146,970
	Pendal Group, Ltd.	68,668	322,016
	People Infrastructure, Ltd.	5,291	13,807
	Perenti Global, Ltd.	298,302	294,209
	Perpetual, Ltd.	20,237	496,270
*	Perseus Mining, Ltd.	459,094	407,555
	Platinum Asset Management, Ltd.	90,485	285,331
*	Praemium, Ltd.	17,729	10,679
	Premier Investments, Ltd.	16,297	277,551
#	Pro Medicus, Ltd.	13,699	445,189
	Propel Funeral Partners, Ltd.	5,216	11,944
	PSC Insurance Group, Ltd.	6,696	14,807
#	PWR Holdings, Ltd.	20,749	70,989
*	Qantas Airways, Ltd.	159,262	544,928
	QBE Insurance Group, Ltd.	185,516	1,137,886
	Qube Holdings, Ltd.	304,285	659,350
	Ramelius Resources, Ltd.	272,182	315,446
	Ramsay Health Care, Ltd.	23,595	1,132,188
	REA Group, Ltd.	5,612	623,797
	Reckon, Ltd.	16,235	10,304
*	Red 5, Ltd.	453,425	73,579
#	Reece, Ltd.	18,541	225,774
	Regis Healthcare, Ltd.	48,428	66,813
	Regis Resources, Ltd.	240,379	660,735
*	Reject Shop, Ltd. (The)	13,887	71,325
	Reliance Worldwide Corp., Ltd.	98,249	318,134

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Resolute Mining, Ltd.	380,087	$197,873
	Ridley Corp., Ltd.	99,459	68,177
	Rio Tinto, Ltd.	46,356	3,879,949
*	RPMGlobal Holdings, Ltd.	22,062	21,527
	Sandfire Resources, Ltd.	128,155	464,269
	Santos, Ltd.	350,839	1,729,222
*	Saracen Mineral Holdings, Ltd.	315,994	1,162,192
	SeaLink Travel Group, Ltd.	22,749	111,965
	Seek, Ltd.	7,870	167,685
	Select Harvests, Ltd.	36,042	143,071
*	Senex Energy, Ltd.	490,304	120,973
	Servcorp, Ltd.	11,131	24,284
#	Service Stream, Ltd.	159,867	231,735
#	Seven Group Holdings, Ltd.	42,998	731,189
#*	Seven West Media, Ltd.	640,772	175,171
	SG Fleet Group, Ltd.	25,696	47,024
*	Sigma Healthcare, Ltd.	513,456	257,979
*	Silver Lake Resources, Ltd.	306,707	371,423
	Sims, Ltd.	76,371	709,002
	SmartGroup Corp., Ltd.	28,813	154,426
	Sonic Healthcare, Ltd.	20,009	522,913
	South32, Ltd., ADR	10,815	105,122
	South32, Ltd.	587,955	1,133,961
*	Southern Cross Media Group, Ltd.	113,209	185,642
	Spark Infrastructure Group	350,977	588,140
#*	SpeedCast International, Ltd.	165,938	18,782
	SRG Global, Ltd.	103,215	35,334
	St Barbara, Ltd.	255,197	425,940
	Star Entertainment Grp, Ltd. (The)	294,772	770,998
	Steadfast Group, Ltd.	143,712	436,806
	Suncorp Group, Ltd.	164,736	1,262,130
#	Super Retail Group, Ltd.	147,085	1,255,102
*	Superloop, Ltd.	17,105	12,350
*	Sydney Airport	104,912	455,874
#*	Syrah Resources, Ltd.	103,264	78,519
	Tabcorp Holdings, Ltd.	438,664	1,329,321
	Tassal Group, Ltd.	105,184	279,229
	Technology One, Ltd.	87,429	574,155
	Telstra Corp., Ltd.	350,897	833,335
	Telstra Corp., Ltd., ADR	939	11,137
#*	TPG Telecom, Ltd.	83,279	467,537
	Transurban Group	90,718	914,084
	Treasury Wine Estates, Ltd.	98,265	751,800
#*	Tuas, Ltd.	91,124	51,783
	United Malt Grp, Ltd.	123,108	374,535
	Virtus Health, Ltd.	42,133	184,282
	Vita Group, Ltd.	62,134	49,961
	Viva Energy Group, Ltd.	14,307	19,034
*	Vocus Group, Ltd.	221,537	692,992
#	Webjet, Ltd.	45,166	163,282
	Wesfarmers, Ltd.	95,120	3,948,387
	Western Areas, Ltd.	139,167	247,788
*	Westgold Resources, Ltd.	105,119	187,302
	Westpac Banking Corp.	197,591	3,167,619
#	Whitehaven Coal, Ltd.	328,931	373,263
	WiseTech Global, Ltd.	2,252	53,360
	Woodside Petroleum, Ltd.	99,371	1,844,479
	Woolworths Group, Ltd.	85,461	2,658,156
	Worley, Ltd.	92,462	801,253

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	WPP AUNZ, Ltd.	137,912	$72,810
*	Xero, Ltd.	2,656	262,011
TOTAL AUSTRALIA			165,334,999
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	5,588	118,808
	ANDRITZ AG	23,896	1,135,187
	AT&S Austria Technologie & Systemtechnik AG	15,848	504,108
	Atrium European Real Estate, Ltd.	42,274	135,773
*	BAWAG Group AG	1,467	63,782
	CA Immobilien Anlagen AG	13,943	600,497
#*	DO & CO AG	430	29,388
*	Erste Group Bank AG	47,287	1,444,106
	EVN AG	4,873	113,857
#*	FACC AG	1,947	23,908
*	Flughafen Wien AG	2,032	69,560
*	IMMOFINANZ AG	19,184	405,248
#*	Lenzing AG	6,487	834,099
	Mayr Melnhof Karton AG	2,109	418,854
#	Oesterreichische Post AG	11,224	474,673
	OMV AG	29,916	1,255,330
	Palfinger AG	3,950	140,644
*	POLYTEC Holding AG	4,035	41,751
#*	Porr AG	2,136	35,918
*	Raiffeisen Bank International AG	55,975	1,094,227
#	Rosenbauer International AG	582	27,894
	S IMMO AG	7,826	168,657
#*	S&T AG	11,417	299,659
	Schoeller-Bleckmann Oilfield Equipment AG	2,607	97,866
*	Semperit AG Holding	1,666	52,316
	Strabag SE	8,022	276,479
	Telekom Austria AG	54,154	412,173
	UBM Development AG	1,357	57,750
	UNIQA Insurance Group AG	47,128	365,075
	Verbund AG	3,126	281,754
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,637	477,118
	voestalpine AG	44,027	1,606,871
	Wienerberger AG	31,530	1,070,821
	Zumtobel Group AG	4,990	41,140
TOTAL AUSTRIA			14,175,291
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,614	1,469,427
	Ageas SA	46,157	2,363,098
*	AGFA-Gevaert NV	69,993	324,162
#	Anheuser-Busch InBev SA	69,892	4,387,307
	Anheuser-Busch InBev SA, Sponsored ADR	1,081	67,768
*	Argenx SE	101	29,451
*	Argenx SE	1,426	417,402
#	Atenor	822	56,010
	Banque Nationale de Belgique	10	21,694
	Barco NV	13,413	259,120
	Bekaert SA	16,807	578,112
*	bpost SA	33,088	391,459
#*	Cie d'Entreprises CFE	5,331	541,026
*	Deceuninck NV	24,144	69,429
	D'ieteren SA	10,161	801,126
	Econocom Group SA	51,414	158,838

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Elia Group SA	8,138	$979,380
	Etablissements Franz Colruyt NV	23,970	1,478,625
	Euronav NV	63,745	510,807
#*	Euronav NV	22,697	179,306
*	EVS Broadcast Equipment SA	5,263	97,633
#*	Exmar NV	15,568	55,113
	Fagron	22,568	558,049
*	Galapagos NV	763	79,789
	Gimv NV	6,876	409,881
	Immobel SA	2,633	204,210
	Ion Beam Applications	1,711	29,774
*	Jensen-Group NV	1,808	51,452
*	KBC Group NV	32,152	2,242,104
#*	Kinepolis Group NV	5,590	228,669
	Lotus Bakeries NV	105	499,023
*	MDxHealth	497	597
	Melexis NV	6,483	724,718
#*	Ontex Group NV	29,128	330,336
	Orange Belgium SA	21,127	569,872
	Picanol	858	72,334
	Proximus SADP	49,493	1,042,975
	Recticel SA	25,013	360,895
	Resilux	566	100,536
	Shurgard Self Storage SA	2,788	122,709
*	Sioen Industries NV	4,905	133,650
#*	Sipef NV	2,254	125,428
	Solvay SA	20,372	2,317,111
	Telenet Group Holding NV	10,896	464,269
	TER Beke SA	239	31,598
*	Tessenderlo Group SA	13,271	566,235
	UCB SA	6,529	676,093
#	Umicore SA	30,376	1,720,481
	Van de Velde NV	1,633	43,171
	Viohalco SA	4,480	18,682
TOTAL BELGIUM			28,960,934
BRAZIL — (1.3%)
	AES Tiete Energia SA	80,013	246,266
	AES Tiete Energia SA	12,313	7,561
*	Aliansce Sonae Shopping Centers SA	23,052	116,326
	Alliar Medicos A Frente SA	28,300	55,292
	Alupar Investimento SA	39,538	185,355
#	Ambev SA, ADR	79,200	220,968
	Ambev SA	61,503	169,849
*	Anima Holding SA	8,038	49,259
	Arezzo Industria e Comercio SA	4,200	54,172
	Atacadao SA	22,500	78,298
*	B2W Cia Digital	3,700	55,668
	B3 SA - Brasil Bolsa Balcao	54,147	591,803
	Banco Bradesco SA	89,867	355,434
	Banco BTG Pactual SA	17,351	301,424
	Banco do Brasil SA	89,350	552,946
	Banco Santander Brasil SA	32,700	234,639
	BB Seguridade Participacoes SA	91,840	464,286
	BK Brasil Operacao e Assessoria a Restaurantes SA	10,500	18,423
*	BR Malls Participacoes SA	122,640	214,061
	BR Properties SA	34,800	57,243
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	20,100	94,707
*	Braskem SA, Sponsored ADR	3,700	32,819

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	BRF SA	61,622	$238,992
	Camil Alimentos SA	54,757	105,983
	CCR SA	426,387	944,513
	Centrais Eletricas Brasileiras SA	28,800	151,017
	Cia Brasileira de Distribuicao	19,843	273,742
	Cia de Locacao das Americas	109,500	523,544
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	357,980
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	51,405
	Cia de Saneamento de Minas Gerais-COPASA	50,202	142,310
	Cia de Saneamento do Parana	85,475	340,563
	Cia de Saneamento do Parana	50,100	43,403
#	Cia Energetica de Minas Gerais, Sponsored ADR	9,162	23,180
	Cia Energetica de Minas Gerais	32,379	95,869
	Cia Hering	26,077	82,262
#	Cia Paranaense de Energia, Sponsored ADR	2,400	28,848
	Cia Paranaense de Energia	3,700	42,029
	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	155,382
	Cia Siderurgica Nacional SA	244,382	1,357,827
	Cielo SA	219,366	164,783
*	Cogna Educacao	511,787	422,794
	Construtora Tenda SA	22,188	117,887
*	Cosan Logistica SA	82,466	283,659
	Cosan SA	20,426	280,216
	CSU Cardsystem SA	19,900	55,211
*	CVC Brasil Operadora e Agencia de Viagens SA	20,465	71,216
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,300	20,143
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	7,300	16,811
	Direcional Engenharia SA	30,000	76,269
	Duratex SA	111,659	405,502
*	EcoRodovias Infraestrutura e Logistica SA	79,655	176,594
	EDP - Energias do Brasil SA	81,688	288,000
*	Embraer SA	288,217	463,031
	Enauta Participacoes SA	50,328	105,321
	Energisa SA	68,004	612,128
*	Eneva SA	31,443	359,749
	Engie Brasil Energia SA	20,282	159,249
	Equatorial Energia SA	267,350	1,100,399
	Even Construtora e Incorporadora SA	29,712	61,581
	Ez Tec Empreendimentos e Participacoes SA	34,643	232,245
	Fleury SA	76,842	368,803
	Fras-Le SA	13,100	24,996
	Grendene SA	30,451	42,910
	Guararapes Confeccoes SA	14,800	40,439
	Hapvida Participacoes e Investimentos SA	14,000	43,934
*	Helbor Empreendimentos SA	25,913	47,882
	Hypera SA	41,046	242,237
	Iguatemi Empresa de Shopping Centers SA	14,100	88,418
	Industrias Romi SA	21,116	61,286
	Instituto Hermes Pardini SA	20,471	80,778
*	International Meal Co. Alimentacao SA, Class A	140,406	90,330
	Iochpe-Maxion SA	29,623	75,744
	IRB Brasil Resseguros SA	160,561	211,288
	Itau Unibanco Holding SA	17,236	81,338
	JBS SA	271,100	1,198,084
	JHSF Participacoes SA	85,859	113,299
	JSL SA	2,209	3,860
	Kepler Weber SA	7,800	52,975
	Klabin SA	134,786	692,234
*	Light SA	77,981	293,031

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Linx SA, ADR	2,900	$19,720
	Localiza Rent a Car SA	125,140	1,461,042
	LOG Commercial Properties e Participacoes SA	12,594	77,112
*	Log-in Logistica Intermodal SA	12,494	33,362
	Lojas Americanas SA	19,808	68,315
	Lojas Renner SA	183,644	1,391,914
	M Dias Branco SA	9,258	50,999
	Magazine Luiza SA	95,724	442,107
	Mahle-Metal Leve SA	13,068	45,117
	Marcopolo SA	38,800	19,218
*	Marfrig Global Foods SA	89,592	217,618
*	Marisa Lojas SA	26,823	30,689
*	Mills Estruturas e Servicos de Engenharia SA	64,273	67,546
	Minerva SA	53,271	90,353
	MRV Engenharia e Participacoes SA	101,900	353,858
*	Natura & Co. Holding SA	148,630	1,332,710
	Notre Dame Intermedica Participacoes S.A.	25,876	446,921
	Odontoprev SA	110,274	285,591
*	Omega Geracao SA	10,400	76,545
*	Petro Rio SA	39,375	507,282
	Petrobras Distribuidora SA	99,033	421,009
	Petroleo Brasileiro SA, Sponsored ADR	42,200	412,716
	Petroleo Brasileiro SA, Sponsored ADR	31,500	316,575
	Petroleo Brasileiro SA	699,723	3,495,162
	Porto Seguro SA	65,943	580,680
	Portobello SA	21,637	31,478
	Positivo Tecnologia SA	15,800	13,081
*	Profarma Distribuidora de Produtos Farmaceuticos SA	25,500	28,336
	Qualicorp Consultoria e Corretora de Seguros SA	96,681	549,721
	Raia Drogasil SA	179,000	815,272
*	Restoque Comercio e Confeccoes de Roupas SA	7,048	5,719
*	Rumo SA	144,340	535,531
	Sao Carlos Empreendimentos e Participacoes SA	9,300	64,794
	Sao Martinho SA	82,184	447,465
	Ser Educacional SA	27,270	73,316
	SIMPAR SA	6,300	40,761
	SLC Agricola SA	37,100	234,816
	Smiles Fidelidade SA	21,100	82,797
	Sul America SA	59,332	432,785
*	Suzano SA	94,065	1,066,771
*	Suzano SA, Sponsored ADR	1,917	21,721
*	Tecnisa SA	25,185	39,816
	Tegma Gestao Logistica SA	7,318	33,772
	Telefonica Brasil SA	28,570	236,021
	Telefonica Brasil SA	3,300	27,258
*	Terra Santa Agro SA	6,900	33,394
	TIM SA	224,821	546,500
	TOTVS SA	47,682	247,499
	Transmissora Alianca de Energia Eletrica SA	65,432	383,762
	Trisul SA	36,232	71,518
*	Tupy SA	38,083	147,073
	Ultrapar Participacoes SA	99,106	394,511
	Unipar Carbocloro SA	7,116	68,645
	Usinas Siderurgicas de Minas Gerais SA Usiminas	17,700	45,840
	Vale SA	628,010	10,094,944
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	24,332	38,290
*	Vulcabras Azaleia SA	46,000	68,688
	WEG SA	20,034	306,804

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Wiz Solucoes e Corretagem de Seguros SA	29,500	$41,354
	YDUQS Participacoes SA	138,002	846,212
TOTAL BRAZIL			48,802,728
CANADA — (6.4%)
*	5N Plus, Inc.	22,100	62,908
#	Absolute Software Corp.	14,673	185,083
	Acadian Timber Corp.	4,133	53,038
#*	Advantage Oil & Gas, Ltd.	83,829	125,211
	Aecon Group, Inc.	32,656	421,368
#*	Africa Oil Corp.	64,590	57,582
	AG Growth International, Inc.	2,198	60,951
	AGF Management, Ltd., Class B	38,800	196,010
	Agnico Eagle Mines, Ltd.	11,405	796,639
*	Aimia, Inc.	35,892	114,518
*	Air Canada	35,938	562,642
	AirBoss of America Corp.	9,083	118,408
	Alamos Gold, Inc., Class A	137,959	1,106,907
	Alamos Gold, Inc., Class A	39,729	317,832
	Alaris Equity Partners Income	22,846	285,854
*	Alcanna, Inc.	6,348	34,005
#*	Alexco Resource Corp.	15,300	42,954
	Algoma Central Corp.	1,200	12,659
	Algonquin Power & Utilities Corp.	52,846	880,663
	Alimentation Couche-Tard, Inc., Class B	71,248	2,172,960
#	AltaGas, Ltd.	83,860	1,245,358
#	Altius Minerals Corp.	10,640	122,812
	Altus Group, Ltd.	5,525	211,495
#*	Americas Gold & Silver Corp.	3,200	8,683
*	Amerigo Resources, Ltd.	65,100	39,709
	Andrew Peller, Ltd., Class A	10,400	83,363
*	Aphria, Inc.	14,362	174,929
	ARC Resources, Ltd.	133,482	616,914
*	Argonaut Gold, Inc.	83,845	152,118
*	Aritzia, Inc.	29,744	618,722
	Atco, Ltd., Class I	13,642	390,564
#*	Athabasca Oil Corp.	187,300	32,956
*	ATS Automation Tooling Systems, Inc.	9,191	157,693
#*	Aurora Cannabis, Inc.	5,525	61,261
#*	Aurora Cannabis, Inc.	4,709	52,511
	AutoCanada, Inc.	10,001	217,578
	B2Gold Corp.	547,268	2,704,777
#	Badger Daylighting, Ltd.	12,872	375,767
	Bank of Montreal	64,566	4,797,899
#	Bank of Nova Scotia (The)	94,722	5,047,735
	Barrick Gold Corp.	6,334	141,466
	Barrick Gold Corp.	16,901	378,075
	Barrick Gold Corp.	36,590	829,289
*	Bausch Health Cos., Inc.	4,180	106,590
*	Bausch Health Cos., Inc.	64,340	1,641,771
*	Baytex Energy Corp.	227,990	135,502
#	BCE, Inc.	3,587	152,131
	BCE, Inc.	11,595	491,628
#	Birchcliff Energy, Ltd.	127,515	215,392
	Bird Construction, Inc.	6,834	43,826
*	Black Diamond Group, Ltd.	21,800	45,347
#*	BlackBerry, Ltd.	158,841	2,239,658
	BMTC Group, Inc.	1,900	16,151
#	Bonterra Energy Corp.	12,185	22,583

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Boralex, Inc., Class A	36,589	$1,435,519
	Bridgemarq Real Estate Services	1,900	21,886
	Brookfield Asset Management, Inc., Class A	18,749	728,231
	BRP, Inc.	10,418	685,735
	CAE, Inc.	48,444	1,094,465
	CAE, Inc.	14,430	325,397
	Calian Group, Ltd.	4,000	186,807
#	Cameco Corp.	64,751	805,621
	Cameco Corp.	64,622	802,605
	Canaccord Genuity Group, Inc.	23,651	217,136
	Canacol Energy, Ltd.	54,484	155,090
#*	Canada Goose Holdings, Inc.	10,400	347,846
*	Canada Goose Holdings, Inc.	2,827	94,591
	Canadian Imperial Bank of Commerce	3,291	280,472
#	Canadian Imperial Bank of Commerce	49,929	4,252,952
	Canadian National Railway Co.	8,600	871,063
	Canadian National Railway Co.	47,248	4,780,080
	Canadian Natural Resources, Ltd.	164,318	3,712,334
	Canadian Natural Resources, Ltd.	155,586	3,513,132
	Canadian Pacific Railway, Ltd.	1,800	604,772
	Canadian Pacific Railway, Ltd.	8,096	2,722,037
#	Canadian Tire Corp., Ltd., Class A	7,829	1,015,153
	Canadian Utilities, Ltd., Class A	12,650	312,701
	Canadian Utilities, Ltd., Class B	900	22,163
#	Canadian Western Bank	35,424	788,123
*	Canfor Corp.	34,557	638,038
	Canfor Pulp Products, Inc.	14,588	96,854
#*	Canopy Growth Corp.	17,100	684,535
	CanWel Building Materials Group, Ltd.	31,012	176,796
#	Capital Power Corp.	27,586	786,970
*	Capstone Mining Corp.	127,715	264,668
	Cardinal Energy, Ltd.	41,298	33,587
#	Cargojet, Inc.	1,100	175,484
	Cascades, Inc.	50,702	614,570
	CCL Industries, Inc., Class B	18,900	867,146
*	Celestica, Inc.	18,645	150,465
*	Celestica, Inc.	21,675	175,773
	Cenovus Energy, Inc.	188,728	1,114,288
#	Cenovus Energy, Inc.	74,991	443,197
	Centerra Gold, Inc.	102,168	1,058,632
	Cervus Equipment Corp.	5,000	48,719
#	CES Energy Solutions Corp.	82,567	90,396
*	CGI, Inc.	12,981	1,039,129
*	CGI, Inc.	22,605	1,811,935
#	Chesswood Group, Ltd.	4,500	32,059
*	China Gold International Resources Corp., Ltd.	94,140	189,200
	CI Financial Corp.	62,496	776,099
#	Cineplex, Inc.	20,789	170,701
#	Cogeco Communications, Inc.	8,612	734,015
	Cogeco, Inc.	6,307	453,611
#	Colliers International Group, Inc.	2,100	185,145
	Colliers International Group, Inc.	10,823	956,320
	Computer Modelling Group, Ltd.	29,984	139,046
	Constellation Software, Inc.	1,641	1,999,075
*	Copper Mountain Mining Corp.	96,400	161,326
	Corby Spirit and Wine, Ltd.	3,900	51,695
	Corus Entertainment, Inc., Class B	89,165	330,512
#	Crescent Point Energy Corp.	150,009	412,928
	Crescent Point Energy Corp.	28,949	79,320

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Crew Energy, Inc.	63,989	$34,027
*	CRH Medical Corp.	21,891	46,906
*	Denison Mines Corp.	180,074	119,697
*	Descartes Systems Group, Inc. (The)	2,799	170,907
	Dexterra Group, Inc.	13,416	62,948
#*	DIRTT Environmental Solutions	9,900	22,374
	Dollarama, Inc.	27,000	1,055,507
*	Dorel Industries, Inc., Class B	11,212	130,292
	DREAM Unlimited Corp., Class A	20,200	326,043
	Dundee Precious Metals, Inc.	70,644	449,138
	ECN Capital Corp.	127,155	676,171
	E-L Financial Corp., Ltd.	400	252,747
#*	Eldorado Gold Corp.	71,439	801,677
*	Eldorado Gold Corp.	3,487	39,089
	Element Fleet Management Corp.	215,383	2,000,978
#	Emera, Inc.	21,500	899,007
	Empire Co., Ltd., Class A	36,848	1,018,057
#	Enbridge, Inc.	31,909	1,071,981
#	Enbridge, Inc.	59,848	2,010,893
	Endeavour Mining Corp.	44,969	955,112
*	Endeavour Silver Corp.	14,200	70,403
	Enerflex, Ltd.	41,584	213,977
#*	Energy Fuels, Inc.	35,300	134,713
#	Enerplus Corp.	100,929	312,554
	Enghouse Systems, Ltd.	14,122	648,480
	Ensign Energy Services, Inc.	47,242	38,052
	Equitable Group, Inc.	5,340	431,877
*	ERO Copper Corp.	15,478	225,982
	Evertz Technologies, Ltd.	9,000	90,088
	Exchange Income Corp.	7,900	224,196
	Exco Technologies, Ltd.	11,598	87,977
#	Extendicare, Inc.	32,374	155,446
	Fairfax Financial Holdings, Ltd.	5,639	2,045,783
	Fiera Capital Corp.	17,500	149,169
	Finning International, Inc.	56,844	1,186,889
	Firm Capital Mortgage Investment Corp.	12,344	126,264
#*	First Majestic Silver Corp.	17,602	317,559
#*	First Majestic Silver Corp.	3,500	63,420
	First National Financial Corp.	5,700	194,792
	First Quantum Minerals, Ltd.	113,671	1,893,406
	FirstService Corp.	9,837	1,346,193
	FirstService Corp.	1,700	232,224
#*	Fission Uranium Corp.	126,692	34,181
	Fortis, Inc.	23,475	949,464
	Fortis, Inc.	3,499	141,465
#*	Fortuna Silver Mines, Inc.	56,870	439,839
	Franco-Nevada Corp.	2,794	333,408
#	Freehold Royalties, Ltd.	50,998	218,549
	Frontera Energy Corp.	5,281	15,363
#*	Galiano Gold, Inc.	42,200	48,511
	Gamehost, Inc.	14,487	69,900
*	GDI Integrated Facility Services, Inc.	1,839	61,264
*	Gear Energy, Ltd.	99,909	19,923
	Genworth MI Canada, Inc.	19,379	658,924
	George Weston, Ltd.	14,524	1,051,293
	Gibson Energy, Inc.	56,959	862,792
#	Gildan Activewear, Inc.	4,400	109,935
	Gildan Activewear, Inc.	17,201	428,649
#	goeasy, Ltd.	7,800	569,835

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	GoldMoney, Inc.	5,600	$13,882
#*	Gran Tierra Energy, Inc.	215,330	124,609
#*	Great Canadian Gaming Corp.	21,408	714,019
	Great-West Lifeco, Inc.	31,426	717,606
	Guardian Capital Group, Ltd., Class A	8,800	178,925
*	Heroux-Devtek, Inc.	10,900	108,680
#	High Liner Foods, Inc.	9,675	89,203
	HLS Therapeutics, Inc.	2,000	25,603
*	Home Capital Group, Inc.	19,041	449,390
	Hudbay Minerals, Inc.	106,008	603,510
	Hydro One, Ltd.	27,371	634,215
	iA Financial Corp., Inc.	36,578	1,629,884
#*	IAMGOLD Corp.	194,387	659,738
*	IBI Group, Inc.	5,000	35,269
	IGM Financial, Inc.	8,300	219,970
*	Imperial Metals Corp.	19,440	66,738
#	Imperial Oil, Ltd.	20,122	382,849
	Imperial Oil, Ltd.	17,598	334,714
	Information Services Corp.	4,900	81,044
#	Innergex Renewable Energy, Inc.	33,329	764,197
	Intact Financial Corp.	6,805	750,346
#	Inter Pipeline, Ltd.	51,678	518,498
*	Interfor Corp.	36,864	686,975
	Intertape Polymer Group, Inc.	18,192	326,780
#	Invesque, Inc.	10,197	19,374
*	Ivanhoe Mines, Ltd., Class A	118,567	566,525
#	Jamieson Wellness, Inc.	8,711	244,215
*	Just Energy Group, Inc.	562	3,771
	K-Bro Linen, Inc.	1,900	53,490
#*	Kelt Exploration, Ltd.	71,264	99,198
#	Keyera Corp.	68,609	1,288,749
*	Kinaxis, Inc.	3,508	486,964
	Kinross Gold Corp.	445,385	3,110,294
#	Kirkland Lake Gold, Ltd.	88,622	3,405,590
*	Knight Therapeutics, Inc.	56,127	232,189
	KP Tissue, Inc.	2,889	23,315
	Labrador Iron Ore Royalty Corp.	20,388	507,807
*	Largo Resources, Ltd.	49,700	69,570
	Lassonde Industries, Inc., Class A	400	54,491
#	Laurentian Bank of Canada	20,330	491,259
	Leon's Furniture, Ltd.	10,815	174,224
	Linamar Corp.	30,632	1,563,759
	Loblaw Cos., Ltd.	19,900	960,958
	Logistec Corp., Class B	400	11,105
*	Lucara Diamond Corp.	157,133	93,389
#*	Lundin Gold, Inc.	9,800	78,400
	Lundin Mining Corp.	215,706	1,923,010
	Magellan Aerospace Corp.	7,228	50,928
	Magna International, Inc.	14,837	1,044,943
	Magna International, Inc.	90,521	6,359,100
*	Mainstreet Equity Corp.	1,200	72,652
*	Major Drilling Group International, Inc.	42,371	231,280
	Manulife Financial Corp.	42,808	773,641
	Manulife Financial Corp.	85,936	1,553,723
#	Maple Leaf Foods, Inc.	27,700	541,328
*	Marathon Gold Corp.	29,500	65,056
	Martinrea International, Inc.	58,998	625,621
*	Mav Beauty Brands, Inc.	4,483	24,330
*	MDF Commerce, Inc.	2,100	24,469

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Medical Facilities Corp.	18,722	$98,972
*	MEG Energy Corp.	119,337	397,557
	Melcor Developments, Ltd.	900	6,679
	Methanex Corp.	3,300	109,316
	Methanex Corp.	20,253	670,577
	Metro, Inc.	24,325	1,051,554
	Morguard Corp.	1,200	102,287
	Morneau Shepell, Inc.	16,211	397,177
*	Mountain Province Diamonds, Inc.	3,100	1,479
	MTY Food Group, Inc.	3,860	154,604
#	Mullen Group, Ltd.	46,713	377,722
#	National Bank of Canada	93,086	5,231,743
#	Neo Performance Materials, Inc.	2,000	23,773
*	New Gold, Inc.	258,942	490,041
	NFI Group, Inc.	24,846	547,146
	Norbord, Inc.	11,591	499,920
	North American Construction Group, Ltd.	19,257	177,850
#	North West Co., Inc. (The)	18,436	466,685
#	Northland Power, Inc.	48,655	1,782,590
*	Novagold Resources, Inc.	2,900	26,448
#	Nutrien, Ltd.	24,152	1,189,516
	Nutrien, Ltd.	34,922	1,717,101
#*	NuVista Energy, Ltd.	62,611	52,880
*	OceanaGold Corp.	290,546	511,225
	Onex Corp.	21,153	1,120,220
	Open Text Corp.	23,300	1,043,694
	Open Text Corp.	13,610	609,592
#	Osisko Gold Royalties, Ltd.	34,506	385,604
#	Pan American Silver Corp.	41,105	1,329,838
#*	Paramount Resources, Ltd., Class A	29,332	147,261
*	Parex Resources, Inc.	69,096	1,045,558
#	Park Lawn Corp.	9,020	217,468
	Parkland Corp.	45,750	1,372,768
	Pason Systems, Inc.	27,037	179,718
	Pembina Pipeline Corp.	70,348	1,851,737
	Pembina Pipeline Corp.	4,628	121,716
#	Peyto Exploration & Development Corp.	72,878	201,180
*	Photon Control, Inc.	33,900	57,792
	PHX Energy Services Corp.	16,900	33,040
	Pinnacle Renewable Energy, Inc.	3,700	27,054
	Pizza Pizza Royalty Corp.	12,700	93,853
*	Points International, Ltd.	800	10,692
*	Points International, Ltd.	991	13,448
	Polaris Infrastructure, Inc.	7,100	116,265
	Pollard Banknote, Ltd.	3,783	106,797
#	PrairieSky Royalty, Ltd.	74,675	616,671
*	Precision Drilling Corp.	6,809	132,638
#*	Premier Gold Mines, Ltd.	79,547	196,574
#	Premium Brands Holdings Corp.	11,928	974,855
*	Pretium Resources, Inc.	45,900	495,343
*	Pulse Seismic, Inc.	14,300	12,860
	Quarterhill, Inc.	54,482	109,497
	Quebecor, Inc., Class B	27,877	667,086
*	Real Matters, Inc.	20,018	262,210
	Recipe Unlimited Corp.	5,697	72,708
	Restaurant Brands International, Inc.	21,148	1,219,845
	Restaurant Brands International, Inc.	1,712	98,782
#	RF Capital Group, Inc.	15,205	19,619
#	Richelieu Hardware, Ltd.	14,400	421,950

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Ritchie Bros Auctioneers, Inc.	4,400	$259,819
	Ritchie Bros Auctioneers, Inc.	14,889	877,111
	Rogers Communications, Inc., Class B	8,675	391,503
	Rogers Communications, Inc., Class B	25,624	1,155,130
#	Rogers Sugar, Inc.	38,387	163,604
*	Roxgold, Inc.	94,000	102,178
	Royal Bank of Canada	120,786	9,776,228
	Royal Bank of Canada	97,598	7,892,750
	Russel Metals, Inc.	21,780	391,061
*	Sabina Gold & Silver Corp.	83,900	168,620
*	Sandstorm Gold, Ltd.	28,908	186,503
	Saputo, Inc.	23,603	618,892
#	Savaria Corp.	4,000	52,426
*	Seabridge Gold, Inc.	3,600	69,734
	Secure Energy Services, Inc.	66,658	133,968
#*	Seven Generations Energy, Ltd., Class A	122,949	590,348
	Shaw Communications, Inc., Class B	42,973	737,304
	Shaw Communications, Inc., Class B	51,924	889,458
#	ShawCor, Ltd.	32,243	101,866
*	Shopify, Inc., Class A	818	898,647
#	Sienna Senior Living, Inc.	22,996	236,479
*	Sierra Wireless, Inc.	3,500	64,786
*	Sierra Wireless, Inc.	10,031	185,674
	Sleep Country Canada Holdings, Inc.	15,500	318,788
#	SNC-Lavalin Group, Inc.	42,949	711,031
*	Spin Master Corp.	6,592	140,217
#	Sprott, Inc.	2,789	79,193
#*	SSR Mining, Inc.	93,055	1,635,876
	Stantec, Inc.	13,110	465,450
	Stantec, Inc.	11,912	422,876
	Stella-Jones, Inc.	15,785	567,334
	Sun Life Financial, Inc.	37,134	1,717,819
	Suncor Energy, Inc.	34,786	581,872
	Suncor Energy, Inc.	177,627	2,971,700
*	SunOpta, Inc.	6,118	86,753
*	SunOpta, Inc.	18,145	256,832
#	Superior Plus Corp.	81,148	767,852
	Surge Energy, Inc.	125,549	29,945
*	Tamarack Valley Energy, Ltd.	101,513	105,581
*	Taseko Mines, Ltd.	90,127	109,245
#	TC Energy Corp.	75,871	3,251,996
	TC Energy Corp.	13,860	595,010
	Teck Resources, Ltd., Class B	33,093	604,538
	Teck Resources, Ltd., Class B	96,152	1,757,659
	TELUS Corp.	7,002	144,503
*	TeraGo, Inc.	1,400	6,875
*	Teranga Gold Corp.	41,892	414,415
*	Tervita Corp.	1	2
	TFI International, Inc.	41,795	2,776,201
	Thomson Reuters Corp.	8,859	722,451
	Tidewater Midstream and Infrastructure, Ltd.	119,343	83,062
	Timbercreek Financial Corp.	38,744	261,778
*	TMAC Resources, Inc.	3,600	6,194
	TMX Group, Ltd.	2,758	266,019
*	Topicus.com, Inc.	3,052	11,480
#	TORC Oil & Gas, Ltd.	78,615	155,539
*	Torex Gold Resources, Inc.	36,072	475,036
	Toromont Industries, Ltd.	21,373	1,434,728
	Toronto-Dominion Bank (The)	9,544	540,808

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Toronto-Dominion Bank (The)	89,325	$5,054,902
	Total Energy Services, Inc.	20,525	49,758
#*	Touchstone Exploration, Inc.	58,500	121,232
	Tourmaline Oil Corp.	111,613	1,590,294
	TransAlta Corp.	170,598	1,496,860
#	TransAlta Renewables, Inc.	26,908	452,412
#	Transcontinental, Inc., Class A	48,608	780,009
*	TransGlobe Energy Corp.	36,500	37,677
#*	Trevali Mining Corp.	218,560	32,474
#*	Trican Well Service, Ltd.	141,920	189,782
	Tricon Residential, Inc.	40,447	385,887
*	Trisura Group, Ltd.	2,249	151,526
*	Trisura Group, Ltd.	61	4,104
*	Turquoise Hill Resources, Ltd.	6,796	74,938
	Uni-Select, Inc.	16,616	88,229
#	Vermilion Energy, Inc.	40,028	175,293
	Vermilion Energy, Inc.	18,918	82,861
	VersaBank	2,000	17,189
	Wajax Corp.	14,444	214,613
	Waste Connections, Inc.	2,045	201,421
	Waste Connections, Inc.	2,961	291,734
*	Wesdome Gold Mines, Ltd.	50,400	384,676
#	West Fraser Timber Co., Ltd.	19,454	1,246,577
#	Western Forest Products, Inc.	180,585	177,937
#	Westshore Terminals Investment Corp.	22,832	285,858
	Wheaton Precious Metals Corp.	14,944	613,750
#	Whitecap Resources, Inc.	177,662	636,318
*	WildBrain, Ltd.	32,791	61,800
	Winpak, Ltd.	10,327	324,892
	WSP Global, Inc.	12,365	1,151,649
	Yamana Gold, Inc.	349,132	1,629,965
	Yamana Gold, Inc.	3,700	17,242
#*	Yangarra Resources, Ltd.	55,682	33,964
#	Yellow Pages, Ltd.	7,290	70,121
TOTAL CANADA			243,209,707
CHILE — (0.2%)
	AES Gener SA	890,180	149,370
	Aguas Andinas SA, Class A	419,596	127,353
	Banco de Chile	213,351	21,739
#	Banco de Chile, ADR	3,915	80,371
	Banco de Credito e Inversiones SA	5,248	219,969
	Banco Santander Chile, ADR	2,765	55,825
	Besalco SA	160,822	91,965
	CAP SA	23,985	305,138
	Cencosud SA	305,318	529,705
	Cia Cervecerias Unidas SA	37,906	310,557
	Cia Cervecerias Unidas SA, Sponsored ADR	493	8,110
*	Cia Sud Americana de Vapores SA	6,550,063	276,246
	Colbun SA	1,072,013	184,850
	Embotelladora Andina SA, ADR, Class B	1,917	29,790
	Empresa Nacional de Telecomunicaciones SA	66,171	405,301
	Empresas CMPC SA	139,125	372,019
	Empresas COPEC SA	21,309	223,724
	Empresas Hites SA	18,149	2,839
	Enel Americas SA, ADR	84,723	634,575
	Enel Americas SA	1,964,056	295,382
	Enel Chile SA, ADR	29,101	107,093
*	Enel Chile SA	1,250,268	90,590

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Engie Energia Chile SA	105,813	$126,417
	Falabella SA	37,462	128,211
	Forus SA	8,525	16,706
	Grupo Security SA	399,250	81,381
	Hortifrut SA	8,822	11,269
	Inversiones Aguas Metropolitanas SA	251,240	198,286
	Inversiones La Construccion SA	13,361	99,140
	Itau CorpBanca Chile SA	40,249,941	136,968
	Itau CorpBanca Chile SA, ADR	900	4,536
	Multiexport Foods SA	82,398	29,943
	Parque Arauco SA	133,121	195,023
	PAZ Corp. SA	29,524	25,902
	Plaza SA	23,849	35,665
	Ripley Corp. SA	365,720	108,466
	Salfacorp SA	149,065	93,630
	Sigdo Koppers SA	12,552	14,900
	SMU SA	193,983	27,731
	Sociedad Matriz SAAM SA	1,440,321	111,721
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,048	308,085
	SONDA SA	190,611	110,182
	Vina Concha y Toro SA	73,365	117,744
TOTAL CHILE			6,504,417
CHINA — (10.8%)
*	21Vianet Group, Inc., ADR	3,907	147,411
	360 Security Technology, Inc., Class A	8,100	20,329
	361 Degrees International, Ltd.	364,000	60,071
*	3SBio, Inc.	370,500	344,417
*	51job, Inc., ADR	5,395	355,315
	5I5J Holding Group Co., Ltd., Class A	67,400	39,312
	AAC Technologies Holdings, Inc.	275,000	1,491,192
	AAG Energy Holdings, Ltd.	70,000	11,446
	Accelink Technologies Co Ltd, Class A	5,300	21,140
	Acorn International, Inc., ADR	100	2,089
	Addsino Co., Ltd., Class A	14,100	54,011
*	Advanced Technology & Materials Co., Ltd., Class A	24,500	23,850
	AECC Aero-Engine Control Co., Ltd., Class A	18,600	60,276
	AECC Aviation Power Co., Ltd., Class A	16,200	149,065
	Aerospace CH UAV Co., Ltd.	6,700	26,353
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	17,000	24,185
	Agile Group Holdings, Ltd.	954,000	1,185,406
	Agricultural Bank of China, Ltd., Class H	2,912,000	1,050,012
	Aier Eye Hospital Group Co., Ltd., Class A	9,890	120,209
	Air China, Ltd., Class H	610,000	422,105
	Aisino Corp., Class A	40,611	71,779
	Ajisen China Holdings, Ltd.	255,000	39,314
#	Ak Medical Holdings, Ltd.	98,000	175,756
	AKM Industrial Co., Ltd.	100,000	13,013
*	Alibaba Group Holding Ltd.	66,300	2,103,998
*	Alibaba Group Holding, Ltd., Sponsored ADR	44,024	11,174,612
*	Alibaba Health Information Technology, Ltd.	80,000	249,406
*	Alibaba Pictures Group, Ltd.	1,800,000	226,780
	A-Living Smart City Services Co., Ltd., Class H	222,500	966,341
*	Alpha Group, Class A	17,100	14,484
*	Aluminum Corp. of China, Ltd., Class H	1,192,000	361,563
	Angang Steel Co., Ltd., Class H	696,800	272,993
	Angel Yeast Co., Ltd., Class A	8,672	70,435
	Anhui Conch Cement Co., Ltd., Class H	301,500	1,781,209
	Anhui Construction Engineering Group Co., Ltd., Class A	62,100	34,483

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Expressway Co., Ltd., Class H	114,000	$71,764
	Anhui Genuine New Materials Co., Ltd., Class A	5,200	26,208
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	14,100	62,676
	Anhui Gujing Distillery Co., Ltd., Class A	2,616	98,555
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	29,900	23,579
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	38,000	36,388
	Anhui Jinhe Industrial Co., Ltd., Class A	6,600	45,155
	Anhui Korrun Co., Ltd., Class A	2,300	7,782
	Anhui Kouzi Distillery Co., Ltd., Class A	12,800	126,277
	Anhui Sun-Create Electronics Co., Ltd., Class A	900	6,464
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	10,000	13,577
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	34,600	40,531
	Anhui Xinhua Media Co., Ltd., Class A	19,800	14,557
	Anhui Yingjia Distillery Co., Ltd., Class A	14,000	78,083
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	24,000	36,767
	Animal Health Holdings, Inc.	42,000	508
	ANTA Sports Products, Ltd.	169,000	2,783,182
#*	Anton Oilfield Services Group	980,000	59,666
	Aoshikang Technology Co., Ltd., Class A	2,600	21,698
*	Aowei Holdings, Ltd.	114,000	22,338
	Apeloa Pharmaceutical Co., Ltd., Class A	16,800	58,387
	APT Satellite Holdings, Ltd.	134,750	38,832
*	Ascletis Pharma, Inc.	95,000	34,198
	Asia Cement China Holdings Corp.	255,500	219,381
#	AsiaInfo Technologies, Ltd.	42,800	63,987
	Asymchem Laboratories Tianjin Co., Ltd., Class A	800	36,238
	Ausnutria Dairy Corp., Ltd.	234,000	380,217
	Autobio Diagnostics Co., Ltd., Class A	1,800	36,774
	Avic Capital Co., Ltd., Class A	73,700	46,755
	AVIC Electromechanical Systems Co., Ltd., Class A	37,700	66,344
	Avic Heavy Machinery Co., Ltd., Class A	17,900	53,465
*	AVIC International Holding HK, Ltd.	1,270,866	25,005
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	4,500	48,243
	AVIC Shenyang Aircraft Co., Ltd., Class A	7,000	83,126
	AVIC Xi'an Aircraft Industry Group Co., Ltd., Class A	8,012	38,499
	AviChina Industry & Technology Co., Ltd., Class H	779,000	582,409
	AVICOPTER P.L.C., Class A	4,300	37,189
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	66,100	88,951
	BAIC Motor Corp., Ltd., Class H	893,500	314,232
*	Baidu, Inc., Sponsored ADR	28,254	6,640,255
	BAIOO Family Interactive, Ltd.	138,000	31,040
	Bank of Beijing Co., Ltd., Class A	130,000	95,049
	Bank of Changsha Co., Ltd., Class A	60,500	93,576
	Bank of Chengdu Co., Ltd., Class A	98,400	158,306
	Bank of China, Ltd., Class H	6,817,000	2,307,444
	Bank of Chongqing Co., Ltd., Class H	235,000	148,671
	Bank of Communications Co., Ltd., Class H	1,439,000	778,111
	Bank of Guiyang Co., Ltd., Class A	49,900	60,296
	Bank of Hangzhou Co., Ltd., Class A	83,100	188,681
	Bank of Jiangsu Co., Ltd., Class A	192,400	164,091
	Bank of Nanjing Co., Ltd., Class A	236,600	292,414
	Bank of Ningbo Co., Ltd., Class A	67,700	402,309
	Bank of Shanghai Co., Ltd., Class A	89,793	112,466
#	Bank of Zhengzhou Co., Ltd., Class H	172,700	44,014
	Baoshan Iron & Steel Co., Ltd., Class A	122,300	123,918
	Baosheng Science and Technology Innovation Co., Ltd., Class A	38,000	23,989
*	Baoye Group Co., Ltd., Class H	78,000	36,701
*	Baozun, Inc., Sponsored ADR	10,967	449,537
	BBMG Corp., Class H	767,000	148,871

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Befar Group Co., Ltd., Class A	48,200	$38,029
	Beibuwan Port Co., Ltd., Class A	10,100	13,882
*	BeiGene, Ltd., ADR	1,675	536,000
*	BeiGene, Ltd.	5,200	126,259
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	10,600	20,937
*	Beijing BDStar Navigation Co., Ltd., Class A	4,600	32,088
	Beijing Capital Co., Ltd., Class A	167,830	73,120
	Beijing Capital Development Co., Ltd., Class A	50,627	44,443
	Beijing Capital International Airport Co., Ltd., Class H	786,000	604,153
	Beijing Capital Land, Ltd., Class H	707,000	125,792
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	22,500	60,644
	Beijing Dabeinong Technology Group Co., Ltd., Class A	20,000	28,630
	Beijing E-Hualu Information Technology Co., Ltd., Class A	4,200	17,765
	Beijing Enlight Media Co., Ltd., Class A	10,300	20,817
*	Beijing Enterprises Clean Energy Group, Ltd.	9,445,714	133,319
	Beijing Enterprises Holdings, Ltd.	196,000	640,688
*	Beijing Enterprises Medical & Health Group, Ltd.	1,836,000	29,350
	Beijing Enterprises Water Group, Ltd.	1,844,000	748,819
*	Beijing Gas Blue Sky Holdings, Ltd.	2,136,000	31,958
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	10,300	19,780
	Beijing Global Safety Technology Co., Ltd., Class A	2,000	8,214
*	Beijing Jetsen Technology Co., Ltd., Class A	70,230	32,580
	Beijing Jingneng Clean Energy Co., Ltd., Class H	466,000	148,850
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	11,700	9,002
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	2,500	13,214
	Beijing Kunlun Tech Co., Ltd., Class A	16,900	62,474
	Beijing New Building Materials P.L.C., Class A	26,300	207,468
	Beijing North Star Co., Ltd., Class H	286,000	52,170
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	64,300	39,396
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	15,100	22,050
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	16,200	121,132
	Beijing Originwater Technology Co., Ltd., Class A	59,200	66,075
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	58,600	55,164
	Beijing Shiji Information Technology Co., Ltd., Class A	9,500	48,992
*	Beijing Shougang Co., Ltd., Class A	53,700	31,547
	Beijing Shunxin Agriculture Co., Ltd., Class A	1,400	14,281
	Beijing Shuzhi Technology Co., Ltd., Class A	35,100	13,695
	Beijing Sinnet Technology Co., Ltd., Class A	8,400	21,258
	Beijing SL Pharmaceutical Co., Ltd., Class A	11,700	15,372
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	23,273	16,791
	Beijing SuperMap Software Co., Ltd., Class A	6,600	16,463
	Beijing Thunisoft Corp., Ltd., Class A	3,859	11,675
	Beijing Tongrentang Co., Ltd., Class A	12,346	45,055
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	98,000	24,596
	Beijing Yanjing Brewery Co., Ltd., Class A	53,400	54,151
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	16,500	24,150
*	Berry Genomics Co., Ltd., Class A	4,100	20,690
#	Best Pacific International Holdings, Ltd.	180,000	33,002
	Bestsun Energy Co., Ltd., Class A	42,700	34,595
	Betta Pharmaceuticals Co., Ltd., Class A	2,200	43,759
	Better Life Commercial Chain Share Co., Ltd., Class A	22,300	26,434
	BGI Genomics Co., Ltd., Class A	500	10,728
	Biem.L.Fdlkk Garment Co., Ltd., Class A	11,700	29,232
	BII Railway Transportation Technology Holdings Co., Ltd.	104,000	9,226
	Blue Sail Medical Co., Ltd., Class A	10,000	37,566
*	Bluedon Information Security Technology Co., Ltd., Class A	41,200	28,901
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	57,800	57,220

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	BOE Technology Group Co., Ltd., Class A	228,700	$217,704
*	Bohai Leasing Co., Ltd., Class A	144,400	52,402
	Bosideng International Holdings, Ltd.	1,184,000	523,526
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	7,100	30,376
*	Boyaa Interactive International, Ltd.	168,000	14,296
	Bright Dairy & Food Co., Ltd., Class A	22,800	65,281
	Bright Real Estate Group Co., Ltd., Class A	44,700	16,089
	Brilliance China Automotive Holdings, Ltd.	1,032,000	806,838
	B-Soft Co., Ltd., Class A	4,650	9,098
	BTG Hotels Group Co., Ltd., Class A	21,200	71,068
#	BYD Co., Ltd., Class H	134,000	4,047,283
	BYD Electronic International Co., Ltd.	504,500	3,474,569
	By-health Co., Ltd., Class A	7,900	27,092
#	C C Land Holdings, Ltd.	758,499	176,738
	C&S Paper Co., Ltd., Class A	22,100	80,013
*	CA Cultural Technology Group, Ltd.	173,000	52,456
	Cabbeen Fashion, Ltd.	101,000	36,525
	Caitong Securities Co., Ltd., Class A	35,900	60,611
	Camel Group Co., Ltd., Class A	41,308	56,583
	Canny Elevator Co., Ltd., Class A	13,800	20,610
	Canvest Environmental Protection Group Co., Ltd.	166,000	68,066
*	Capital Environment Holdings, Ltd.	1,420,000	25,285
*	CAR, Inc.	131,000	67,224
	Carrianna Group Holdings Co., Ltd.	214,000	12,692
*	CCOOP Group Co., Ltd., Class A	113,200	44,182
	CCS Supply Chain Management Co., Ltd., Class A	10,500	7,799
	CECEP Solar Energy Co., Ltd., Class A	68,300	65,549
	CECEP Wind-Power Corp., Class A	92,400	50,365
	Central China Real Estate, Ltd.	355,000	147,796
*	Central China Securities Co., Ltd., Class H	241,000	48,990
	Centre Testing International Group Co Ltd, Class A	8,800	40,059
#*	CGN New Energy Holdings Co., Ltd.	866,000	188,462
	CGN Nuclear Technology Development Co., Ltd., Class A	22,700	35,197
	CGN Power Co., Ltd., Class H	841,000	180,893
	Chacha Food Co., Ltd., Class A	6,900	66,371
	Changchun Faway Automobile Components Co., Ltd., Class A	14,500	19,441
	Changchun High & New Technology Industry Group, Inc., Class A	1,700	119,386
	Changjiang Securities Co., Ltd., Class A	53,700	64,061
	Changsha Jingjia Microelectronics Co., Ltd., Class A	2,500	28,238
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	1,200	39,646
	Chaowei Power Holdings, Ltd.	372,000	157,764
	Chaozhou Three-Circle Group Co., Ltd., Class A	7,400	44,547
	Cheetah Mobile, Inc., ADR	20,368	43,180
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	5,500	11,395
	Chengdu Hongqi Chain Co., Ltd., Class A	29,400	26,554
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	3,300	6,342
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	4,352	27,338
	Chengdu Xingrong Environment Co., Ltd., Class A	33,500	23,490
	China Aerospace International Holdings, Ltd.	690,000	59,438
	China Aerospace Times Electronics Co., Ltd., Class A	45,600	46,874
	China Aircraft Leasing Group Holdings, Ltd.	85,000	70,832
	China Aoyuan Group, Ltd.	702,000	617,604
	China Avionics Systems Co., Ltd., Class A	14,500	41,008
	China Baoan Group Co., Ltd., Class A	48,800	51,625
	China BlueChemical, Ltd., Class H	924,000	185,394
	China Building Material Test & Certification Group Co., Ltd., Class A	3,300	11,170
	China CAMC Engineering Co., Ltd., Class A	30,400	30,370
*	China Chengtong Development Group, Ltd.	788,000	17,367
	China Cinda Asset Management Co., Ltd., Class H	3,007,000	568,447

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp., Ltd., Class H	1,089,000	$482,406
	China Coal Energy Co., Ltd., Class H	804,000	232,968
	China Common Rich Renewable Energy Investments, Ltd.	190,000	22,974
	China Communications Services Corp., Ltd., Class H	916,000	408,763
	China Conch Venture Holdings, Ltd.	413,500	1,966,087
	China Construction Bank Corp., Class H	10,450,000	7,915,023
*	China CSSC Holdings, Ltd., Class A	14,000	34,561
	China CYTS Tours Holding Co., Ltd., Class A	8,700	13,364
	China Datang Corp. Renewable Power Co., Ltd., Class H	865,000	185,960
#*	China Daye Non-Ferrous Metals Mining, Ltd.	1,212,000	13,265
*	China Dili Group	671,599	214,592
*	China Display Optoelectronics Technology Holdings, Ltd.	400,000	25,762
	China Distance Education Holdings, Ltd., ADR	10,176	97,690
	China Dongxiang Group Co., Ltd.	1,499,000	148,557
	China Eastern Airlines Corp., Ltd., ADR	1,000	20,060
	China Eastern Airlines Corp., Ltd., Class H	736,000	295,156
	China Education Group Holdings, Ltd.	169,000	354,593
	China Electronics Huada Technology Co., Ltd.	276,000	29,798
	China Electronics Optics Valley Union Holding Co., Ltd.	824,000	44,102
	China Energy Engineering Corp., Ltd., Class H	726,000	70,070
	China Everbright Bank Co., Ltd., Class H	849,000	348,733
	China Everbright Environment Group, Ltd.	920,111	516,442
#	China Everbright Greentech, Ltd.	282,000	120,813
	China Everbright Water, Ltd.	52,712	8,887
	China Everbright, Ltd.	442,000	567,907
	China Evergrande Group	763,000	1,463,374
	China Express Airlines Co., Ltd., Class A	13,700	29,793
	China Film Co., Ltd., Class A	31,441	60,115
*	China Financial Services Holdings, Ltd.	19,600	4,165
	China Foods, Ltd.	576,000	238,043
	China Fortune Land Development Co., Ltd., Class A	103,950	152,044
	China Galaxy Securities Co., Ltd., Class H	954,500	570,835
	China Gas Holdings, Ltd.	549,400	1,933,597
	China Gezhouba Group Co., Ltd., Class A	99,200	99,329
*	China Glass Holdings, Ltd.	202,000	21,325
*	China Grand Automotive Services Group Co., Ltd., Class A	77,200	29,535
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	344,000	278,256
	China Greatwall Technology Group Co., Ltd., Class A	11,800	31,495
*	China Greenland Broad Greenstate Group Co., Ltd.	160,000	6,286
	China Hanking Holdings, Ltd.	274,000	48,104
	China Harmony Auto Holding, Ltd.	462,500	203,701
	China High Speed Railway Technology Co., Ltd., Class A	90,100	34,514
	China High Speed Transmission Equipment Group Co., Ltd.	167,000	157,157
	China Hongqiao Group, Ltd.	627,000	553,564
	China Huarong Asset Management Co., Ltd., Class H	3,800,000	439,576
*	China International Capital Corp., Ltd., Class H	365,200	952,147
	China International Marine Containers Group Co., Ltd., Class H	217,800	350,747
	China Isotope & Radiation Corp.	8,000	23,198
#	China Jinmao Holdings Group, Ltd.	1,512,000	591,795
	China Jushi Co., Ltd., Class A	57,800	200,740
	China Kepei Education Group, Ltd.	110,000	77,377
	China Kings Resources Group Co., Ltd., Class A	6,447	26,919
	China Lesso Group Holdings, Ltd.	742,000	1,230,954
	China Life Insurance Co., Ltd., ADR	7,800	82,992
	China Life Insurance Co., Ltd., Class H	298,000	632,882
	China Lilang, Ltd.	281,000	189,194
*	China Literature, Ltd.	59,800	567,472
*	China Logistics Property Holdings Co., Ltd.	256,000	146,622
	China Longyuan Power Group Corp., Ltd., Class H	728,000	1,065,668

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Machinery Engineering Corp., Class H	438,000	$198,358
#*	China Maple Leaf Educational Systems, Ltd.	350,000	84,679
	China Medical System Holdings, Ltd.	746,000	1,068,829
	China Meheco Co., Ltd., Class A	29,100	60,879
	China Meidong Auto Holdings, Ltd.	226,000	760,029
	China Mengniu Dairy Co., Ltd.	713,000	4,240,176
	China Merchants Bank Co., Ltd., Class H	620,500	4,751,708
	China Merchants Land, Ltd.	654,000	94,064
	China Merchants Port Holdings Co., Ltd.	546,675	760,998
	China Merchants Securities Co., Ltd., Class H	51,220	78,825
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	24,700	45,047
	China Minsheng Banking Corp., Ltd., Class H	958,900	548,273
#*	China Modern Dairy Holdings, Ltd.	829,000	267,186
	China Molybdenum Co., Ltd., Class H	750,000	471,498
	China National Accord Medicines Corp., Ltd., Class A	10,100	59,857
	China National Building Material Co., Ltd., Class H	1,810,350	2,157,600
	China National Medicines Corp., Ltd., Class A	13,900	85,071
	China National Nuclear Power Co., Ltd., Class A	285,772	227,281
	China New Town Development Co., Ltd.	612,500	11,654
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	57,900	41,275
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	20,900	57,362
*	China Oceanwide Holdings, Ltd.	1,074,000	19,142
*	China Oil & Gas Group, Ltd.	2,268,000	118,295
	China Oilfield Services, Ltd., Class H	684,000	753,061
	China Oriental Group Co., Ltd.	596,000	161,392
	China Overseas Grand Oceans Group, Ltd.	774,000	393,570
	China Overseas Land & Investment, Ltd.	1,374,000	3,121,139
	China Overseas Property Holdings, Ltd.	665,000	409,473
	China Pacific Insurance Group Co., Ltd., Class H	814,800	3,355,970
	China Petroleum & Chemical Corp., ADR	510	24,184
	China Petroleum & Chemical Corp., Class H	2,528,000	1,197,215
	China Pioneer Pharma Holdings, Ltd.	237,000	29,887
	China Power International Development, Ltd.	1,174,999	263,281
*	China Properties Group, Ltd.	81,000	5,012
	China Publishing & Media Co., Ltd., Class A	24,900	23,373
	China Railway Group, Ltd., Class H	995,000	451,674
	China Railway Hi-tech Industry Co., Ltd., Class A	34,600	45,720
	China Railway Signal & Communication Corp., Ltd., Class H	404,000	156,609
	China Railway Tielong Container Logistics Co., Ltd., Class A	36,500	28,871
*	China Rare Earth Holdings, Ltd.	768,399	59,378
	China Reinsurance Group Corp., Class H	2,090,000	217,610
	China Renaissance Holdings, Ltd.	23,200	72,858
	China Resources Beer Holdings Co., Ltd.	189,807	1,673,493
	China Resources Cement Holdings, Ltd.	1,088,000	1,199,319
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	29,700	51,574
	China Resources Gas Group, Ltd.	400,000	1,992,445
	China Resources Land, Ltd.	1,014,000	4,012,545
	China Resources Medical Holdings Co., Ltd.	435,000	427,831
	China Resources Pharmaceutical Group, Ltd.	552,500	290,136
	China Resources Power Holdings Co., Ltd.	344,690	363,685
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	25,580	98,092
#	China Sanjiang Fine Chemicals Co., Ltd.	461,000	159,579
	China SCE Group Holdings, Ltd.	1,173,000	440,922
	China Science Publishing & Media, Ltd., Class A	10,400	14,703
#*	China Shanshui Cement Group, Ltd.	204,000	47,555
#*	China Shengmu Organic Milk, Ltd.	1,189,000	117,966
	China Shenhua Energy Co., Ltd., Class H	1,060,500	1,958,938
	China Shineway Pharmaceutical Group, Ltd.	168,000	118,771

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Shuifa Singyes Energy Holdings, Ltd.	395,000	$76,297
*	China Silver Group, Ltd.	554,000	59,073
	China South City Holdings, Ltd.	1,822,000	196,614
	China South Publishing & Media Group Co., Ltd., Class A	32,100	46,618
*	China Southern Airlines Co., Ltd., Sponsored ADR	2,392	66,498
*	China Southern Airlines Co., Ltd., Class H	850,000	473,288
	China State Construction Engineering Corp., Ltd., Class A	270,029	200,541
*	China Sunshine Paper Holdings Co., Ltd.	260,000	56,787
	China Suntien Green Energy Corp., Ltd., Class H	395,000	115,143
	China Taiping Insurance Holdings Co., Ltd.	613,000	1,082,219
	China Tian Lun Gas Holdings, Ltd.	73,500	63,682
*	China Tianrui Group Cement Co., Ltd.	28,000	24,996
*	China Tianying, Inc., Class A	79,700	47,504
	China Tourism Group Duty Free Corp., Ltd., Class A	1,700	77,013
	China Tower Corp., Ltd., Class H	3,510,000	505,369
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,066,000	591,210
	China TransInfo Technology Co., Ltd., Class A	5,700	15,629
*	China Travel International Investment Hong Kong, Ltd.	1,160,000	158,114
	China Vanke Co., Ltd., Class H	423,800	1,516,294
#	China Vast Industrial Urban Development Co., Ltd.	191,000	76,364
*	China Vered Financial Holding Corp., Ltd.	2,070,000	22,096
	China Water Affairs Group, Ltd.	244,000	189,303
#*	China Water Industry Group, Ltd.	204,000	7,483
	China West Construction Group Co., Ltd., Class A	32,100	40,891
*	China Wood Optimization Holding, Ltd.	56,000	7,211
	China World Trade Center Co., Ltd., Class A	11,800	21,654
	China Xinhua Education Group, Ltd.	34,000	9,889
	China XLX Fertiliser, Ltd.	218,000	89,735
	China Yangtze Power Co., Ltd., Class A	66,200	201,281
	China Yongda Automobiles Services Holdings, Ltd.	211,000	295,280
	China Yuhua Education Corp., Ltd.	306,000	267,695
*	China Yurun Food Group, Ltd.	153,000	12,011
*	China ZhengTong Auto Services Holdings, Ltd.	506,000	49,374
	China Zhenhua Group Science & Technology Co., Ltd., Class A	7,200	69,491
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	40,900	17,427
*	China Zhongwang Holdings, Ltd.	809,600	192,696
	Chinasoft International, Ltd.	706,000	854,446
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	38,900	58,307
	Chongqing Brewery Co., Ltd., Class A	2,500	51,867
*	Chongqing Changan Automobile Co., Ltd., Class A	35,700	94,873
	Chongqing Department Store Co., Ltd., Class A	11,000	46,374
	Chongqing Dima Industry Co., Ltd., Class A	47,700	18,049
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	11,620	31,015
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	11,400	78,912
	Chongqing Machinery & Electric Co., Ltd., Class H	482,000	33,513
	Chongqing Rural Commercial Bank Co., Ltd., Class H	935,000	402,090
	Chongqing Zhifei Biological Products Co., Ltd., Class A	5,700	138,982
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,900	18,918
	Chow Tai Seng Jewellery Co., Ltd., Class A	7,200	34,782
	Chu Kong Shipping Enterprise Group Co., Ltd.	160,000	18,412
	CIFI Holdings Group Co., Ltd.	1,217,305	997,825
	CIMC Enric Holdings, Ltd.	294,000	180,887
	Cinda Real Estate Co., Ltd., Class A	61,100	35,468
	Cisen Pharmaceutical Co., Ltd., Class A	14,900	28,763
*	CITIC Dameng Holdings, Ltd.	460,000	25,191
*	CITIC Guoan Information Industry Co., Ltd., Class A	118,600	39,328
*	CITIC Resources Holdings, Ltd.	1,542,000	58,585
	CITIC Securities Co., Ltd., Class H	99,500	217,839
	CITIC Telecom International Holdings, Ltd.	1,036,000	326,717

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC, Ltd.	987,000	$768,352
#*	Citychamp Watch & Jewellery Group, Ltd.	758,000	150,556
*	CMST Development Co., Ltd., Class A	63,900	43,807
	CNHTC Jinan Truck Co., Ltd., Class A	14,600	89,799
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	25,900	31,943
	COFCO Biotechnology Co., Ltd., Class A	60,100	101,118
	COFCO Joycome Foods, Ltd.	165,000	59,657
*	Cogobuy Group	206,000	44,484
#	Colour Life Services Group Co., Ltd.	231,360	100,218
#	Comba Telecom Systems Holdings, Ltd.	188,000	55,692
	Concord New Energy Group, Ltd.	2,470,000	165,474
	Consun Pharmaceutical Group, Ltd.	207,000	84,885
	Contemporary Amperex Technology Co., Ltd., Class A	11,700	633,201
*	Coolpad Group, Ltd.	572,600	20,925
	COSCO SHIPPING Development Co., Ltd., Class H	1,204,000	190,492
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	470,000	187,944
*	COSCO SHIPPING Holdings Co., Ltd., Class H	931,000	942,333
	COSCO SHIPPING International Hong Kong Co., Ltd.	224,000	69,273
	COSCO SHIPPING Ports, Ltd.	856,182	607,375
*	Cosmo Lady China Holdings Co., Ltd.	196,000	35,724
	Country Garden Holdings Co., Ltd.	2,759,592	3,314,673
	Country Garden Services Holdings Co., Ltd.	282,712	2,297,780
	CP Pokphand Co., Ltd.	3,320,000	341,850
	CPMC Holdings, Ltd.	299,000	150,631
	CQ Pharmaceutical Holding Co., Ltd., Class A	26,700	20,383
#	CSC Financial Co., Ltd., Class H	81,500	119,094
	CSG Holding Co., Ltd., Class A	62,295	63,336
	CSPC Pharmaceutical Group, Ltd.	3,244,800	3,298,656
	CSSC Science & Technology Co., Ltd., Class A	10,000	17,719
#*	CT Environmental Group, Ltd.	1,228,000	10,105
	CTS International Logistics Corp., Ltd., Class A	45,970	79,611
*	CWT International, Ltd.	1,480,000	16,244
*	Cybernaut International Holdings Co., Ltd.	316,000	3,549
	D&O Home Collection Co., Ltd., Class A	6,500	19,690
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	4,000	21,979
*	Da Ming International Holdings, Ltd.	36,000	9,308
	Dali Foods Group Co., Ltd.	752,500	453,221
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	60,800	31,909
*	Dalian My Gym Education Technology Co., Ltd., Class A	10,318	8,267
	Daqin Railway Co., Ltd., Class A	167,965	165,386
	Dare Power Dekor Home Co., Ltd., Class A	17,700	34,233
	Dashang Co., Ltd., Class A	5,700	15,942
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	2,520	38,600
	Datang International Power Generation Co., Ltd., Class H	592,000	78,564
	Dawnrays Pharmaceutical Holdings, Ltd.	141,000	21,796
	Dazhong Transportation Group Co., Ltd., Class A	59,100	31,146
	Dazzle Fashion Co., Ltd., Class A	4,800	12,545
	DBG Technology Co., Ltd., Class A	14,100	27,095
	Dexin China Holdings Co., Ltd.	54,000	20,573
	DHC Software Co., Ltd., Class A	18,700	21,408
	Dian Diagnostics Group Co., Ltd., Class A	1,100	7,094
#*	Differ Group Holding Co., Ltd.	904,000	86,194
	Digital China Group Co., Ltd., Class A	15,500	42,334
	Digital China Holdings, Ltd.	344,000	254,796
	Digital China Information Service Co., Ltd., Class A	17,800	37,730
	Dong-E-E-Jiao Co Ltd, Class A	5,500	27,773
	Dongfang Electric Corp., Ltd., Class H	168,400	161,258
	Dongfang Electronics Co., Ltd., Class A	26,700	17,513
	Dongfeng Motor Group Co., Ltd., Class H	826,000	813,642

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongjiang Environmental Co., Ltd., Class H	104,400	$66,598
	Dongxing Securities Co., Ltd., Class A	27,600	47,590
	Dongyue Group, Ltd.	894,000	619,488
	Dynagreen Environmental Protection Group Co., Ltd., Class H	88,000	36,163
	East Money Information Co., Ltd., Class A	9,900	53,716
*	Easysight Supply Chain Management Co., Ltd., Class A	18,400	20,896
*	E-Commodities Holdings, Ltd.	948,000	45,119
	Elion Energy Co., Ltd., Class A	30,900	13,037
	ENN Energy Holdings, Ltd.	113,600	1,751,987
	ENN Natural Gas Co., Ltd., Class A	40,000	95,335
	Eoptolink Technology, Inc., Ltd., Class A	1,500	12,620
	Essex Bio-technology, Ltd.	122,000	61,083
	Eternal Asia Supply Chain Management, Ltd., Class A	55,800	34,371
	EVA Precision Industrial Holdings, Ltd.	414,000	35,814
	Eve Energy Co., Ltd., Class A	3,611	59,241
	Everbright Jiabao Co., Ltd., Class A	35,500	16,922
	Everbright Securities Co., Ltd., Class H	80,600	71,107
*	EverChina International Holdings Co., Ltd.	335,000	7,822
*	Fang Holdings, Ltd., ADR	930	11,338
*	Fangda Carbon New Material Co., Ltd., Class A	80,400	93,820
*	Fangda Special Steel Technology Co., Ltd., Class A	69,640	68,318
#	Fanhua, Inc., Sponsored ADR	12,110	194,850
	Fantasia Holdings Group Co., Ltd.	753,000	110,072
	Far East Horizon, Ltd.	1,030,000	1,061,967
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	9,700	29,966
	Financial Street Holdings Co., Ltd., Class A	69,000	64,411
*	First Tractor Co., Ltd., Class H	102,000	50,474
#	Flat Glass Group Co., Ltd., Class H	116,000	475,978
	Focus Media Information Technology Co., Ltd., Class A	59,500	99,717
*	Focused Photonics Hangzhou, Inc., Class A	5,000	10,315
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	10,500	319,395
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	16,500	24,444
	Fosun International, Ltd.	733,072	1,112,767
*	Founder Securities Co., Ltd., Class A	80,100	119,959
	Fu Shou Yuan International Group, Ltd.	355,000	337,732
	Fuan Pharmaceutical Group Co., Ltd., Class A	23,900	15,408
	Fufeng Group, Ltd.	815,000	317,487
	Fujian Longking Co., Ltd., Class A	33,901	45,101
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	4,400	10,477
	Fujian Star-net Communication Co., Ltd., Class A	9,800	32,148
	Fujian Sunner Development Co., Ltd., Class A	23,000	101,709
#*	Fullshare Holdings, Ltd.	3,497,500	67,202
	Fusen Pharmaceutical Co., Ltd.	24,000	13,168
	Fuyao Glass Industry Group Co., Ltd., Class H	234,000	1,624,673
	Ganfeng Lithium Co., Ltd., Class H	4,000	55,806
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	69,800	29,102
	Gansu Qilianshan Cement Group Co., Ltd., Class A	23,800	46,060
	Gansu Shangfeng Cement Co., Ltd., Class A	19,900	53,219
	G-bits Network Technology Xiamen Co., Ltd., Class A	600	31,820
#*	GCL New Energy Holdings, Ltd.	1,916,000	92,288
*	GCL System Integration Technology Co., Ltd., Class A	50,000	31,231
*	GCL-Poly Energy Holdings, Ltd.	6,126,000	1,884,201
#*	GDS Holdings, Ltd., ADR	4,561	472,337
	Geely Automobile Holdings, Ltd.	1,669,000	6,049,772
	GEM Co., Ltd., Class A	87,500	107,841
	Gemdale Corp., Class A	55,500	92,729
	Gemdale Properties & Investment Corp., Ltd.	1,916,000	270,810
	Genertec Universal Medical Group Co., Ltd.	538,000	410,227
	Genimous Technology Co., Ltd., Class A	34,000	26,545

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Getein Biotech, Inc., Class A	4,100	$19,171
	GF Securities Co., Ltd., Class H	338,800	493,706
	Giant Network Group Co., Ltd., Class A	8,700	23,215
	Gigadevice Semiconductor Beijing, Inc., Class A	700	19,609
*	Global Top E-Commerce Co., Ltd., Class A	20,000	12,943
*	Glorious Property Holdings, Ltd.	1,282,000	42,138
	GoerTek, Inc., Class A	24,800	126,469
	Goldcard Smart Group Co., Ltd.	9,300	15,625
	Golden Eagle Retail Group, Ltd.	273,000	246,718
	Golden Throat Holdings Group Co., Ltd.	79,000	14,638
	GoldenHome Living Co., Ltd., Class A	2,600	21,840
*	Goldenmax International Technology, Ltd., Class A	9,000	10,614
	Goldpac Group, Ltd.	120,000	26,588
#*	GOME Retail Holdings, Ltd.	2,956,000	474,961
*	Gosuncn Technology Group Co., Ltd., Class A	16,800	8,384
*	Gotion High-tech Co., Ltd., Class A	10,360	58,449
*	Grand Baoxin Auto Group, Ltd.	386,164	40,762
	Grandblue Environment Co., Ltd., Class A	4,400	14,308
	Grandjoy Holdings Group Co., Ltd., Class A	63,200	39,310
	Great Wall Motor Co., Ltd., Class H	667,500	2,081,060
	Greattown Holdings, Ltd., Class A	69,200	39,486
	Greatview Aseptic Packaging Co., Ltd.	481,000	263,282
	Gree Electric Appliances, Inc., Class A	30,779	267,069
*	Gree Real Estate Co., Ltd., Class A	23,800	21,412
	Greenland Holdings Corp., Ltd., Class A	111,400	92,580
	Greenland Hong Kong Holdings, Ltd.	549,000	161,509
	Greentown China Holdings, Ltd.	317,500	414,757
	Greentown Service Group Co., Ltd.	360,000	404,868
	GRG Banking Equipment Co., Ltd., Class A	12,000	16,672
*	GSX Techedu, Inc., ADR	1,964	206,240
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,000	17,172
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	11,500	11,851
	Guangdong Haid Group Co., Ltd., Class A	11,700	118,950
*	Guangdong HEC Technology Holding Co., Ltd., Class A	74,100	53,123
	Guangdong Hongda Blasting Co., Ltd., Class A	2,100	9,985
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	23,260
	Guangdong Investment, Ltd.	396,000	693,580
*	Guangdong Land Holdings, Ltd.	136,000	19,645
	Guangdong Provincial Expressway Development Co., Ltd., Class A	12,000	10,928
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	13,100	11,489
*	Guangdong Shirongzhaoye Co., Ltd., Class A	15,300	13,547
	Guangdong Tapai Group Co., Ltd., Class A	34,600	60,801
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	7,200	54,836
*	Guangdong Yueyun Transportation Co., Ltd., Class H	37,000	7,961
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,900	12,556
*	Guanghui Energy Co., Ltd., Class A	184,000	69,343
	Guangshen Railway Co., Ltd., Sponsored ADR	600	5,448
	Guangshen Railway Co., Ltd., Class H	672,000	121,122
	Guangxi Liugong Machinery Co., Ltd., Class A	43,100	50,078
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	12,200	38,209
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	95,300	40,165
	Guangzhou Automobile Group Co., Ltd., Class H	801,200	727,200
	Guangzhou Baiyun International Airport Co., Ltd., Class A	44,100	93,773
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	66,000	165,496
	Guangzhou Haige Communications Group, Inc. Co., Class A	18,100	25,939
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,300	79,683
	Guangzhou R&F Properties Co., Ltd., Class H	740,800	911,173
	Guangzhou Restaurant Group Co., Ltd., Class A	4,800	29,505
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	3,400	40,596

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	5,400	$113,788
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	3,700	54,277
	Guangzhou Wondfo Biotech Co., Ltd., Class A	1,800	24,196
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	13,700	30,534
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	6,000	9,371
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	16,400	19,790
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	15,700	11,957
	Guizhou Gas Group Corp., Ltd., Class A	21,400	31,212
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	42,371	44,372
	Guizhou Space Appliance Co., Ltd., Class A	6,300	53,171
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	48,300	60,487
*	Guocheng Mining Co., Ltd., Class A	8,600	11,306
*	Guolian Securities Co., Ltd., Class H	130,000	70,486
	Guomai Technologies, Inc., Class A	8,500	8,225
	Guorui Properties, Ltd.	556,000	54,410
	Guosen Securities Co., Ltd., Class A	9,100	17,907
*	Guosheng Financial Holding, Inc., Class A	32,300	47,922
	Guotai Junan Securities Co., Ltd., Class H	65,400	94,844
	Guoyuan Securities Co., Ltd., Class A	80,730	100,496
*	Haichang Ocean Park Holdings, Ltd.	628,000	40,423
	Haier Smart Home Co., Ltd., Class A	47,100	231,229
*	Haier Smart Home Co., Ltd., Class H	743,999	3,080,304
*	Hailiang Education Group, Inc., ADR	3,061	179,528
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	4,100	13,204
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	289,682
	Hainan Strait Shipping Co., Ltd., Class A	13,500	16,331
	Haisco Pharmaceutical Group Co., Ltd., Class A	6,200	16,551
	Haitian International Holdings, Ltd.	270,000	973,456
	Haitong Securities Co., Ltd., Class H	404,800	359,402
*	Hand Enterprise Solutions Co., Ltd., Class A	15,900	16,866
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	24,500	128,493
	Hangcha Group Co., Ltd., Class A	11,640	35,153
	Hangjin Technology Co., Ltd., Class A	7,000	22,715
	Hangxiao Steel Structure Co., Ltd., Class A	35,100	19,875
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	64,700	43,321
	Hangzhou Century Co., Ltd., Class A	10,200	11,727
	Hangzhou First Applied Material Co., Ltd., Class A	2,100	32,243
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	21,100	86,308
	Hangzhou Robam Appliances Co., Ltd., Class A	3,400	20,199
	Hangzhou Silan Microelectronics Co., Ltd., Class A	10,900	37,723
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,400	36,187
	Han's Laser Technology Industry Group Co. Ltd., Class A	9,700	64,042
#	Harbin Bank Co., Ltd., Class H	359,000	46,657
	Harbin Boshi Automation Co., Ltd., Class A	13,300	26,315
*	Harbin Electric Co., Ltd., Class H	312,000	87,458
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	28,000	11,467
*	Harmonicare Medical Holdings, Ltd.	99,000	19,536
	HBIS Resources Co., Ltd., Class A	12,100	46,320
#*	HC Group, Inc.	226,000	30,219
	Health and Happiness H&H International Holdings, Ltd.	108,500	528,635
	Hebei Chengde Lolo Co., Class A	17,700	17,362
	Hebei Construction Group Corp., Ltd., Class H	8,500	3,550
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	21,100	80,662
	Hefei Meiya Optoelectronic Technology, Inc., Class A	1,500	10,404
	Heilongjiang Agriculture Co., Ltd., Class A	35,000	88,433
	Henan Lingrui Pharmaceutical Co., Class A	6,200	7,449
	Henan Pinggao Electric Co., Ltd., Class A	37,500	36,994
*	Henan Senyuan Electric Co., Ltd., Class A	28,300	14,355
	Henan Shenhuo Coal & Power Co., Ltd., Class A	53,200	53,646

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Shuanghui Investment & Development Co., Ltd., Class A	16,700	$121,203
	Henan Yuguang Gold & Lead Co., Ltd., Class A	20,400	17,773
	Henan Zhongyuan Expressway Co., Ltd., Class A	51,100	24,377
	Henderson Investment, Ltd.	129,000	6,555
	Hengan International Group Co., Ltd.	270,000	1,931,045
*	Hengdeli Holdings, Ltd.	1,112,000	38,615
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	31,100	74,377
	Hengli Petrochemical Co., Ltd.,, Class A	60,700	361,447
	Hengtong Optic-electric Co., Ltd., Class A	37,500	71,188
	Hengyi Petrochemical Co., Ltd., Class A	74,250	148,949
*	Hesteel Co., Ltd., Class A	335,900	106,848
	Hexing Electrical Co., Ltd., Class A	15,400	30,377
*	Hi Sun Technology China, Ltd.	819,000	148,479
	Hisense Home Appliances Group Co., Ltd., Class H	74,000	125,965
	Hithink RoyalFlush Information Network Co., Ltd., Class A	3,500	63,983
	HKC Holdings, Ltd.	77,000	76,031
	Holitech Technology Co., Ltd., Class A	95,400	52,832
	Hongda Xingye Co., Ltd., Class A	56,700	25,301
	Hongfa Technology Co., Ltd., Class A	10,900	92,987
*	Honghua Group, Ltd.	1,432,000	45,036
	Honworld Group, Ltd.	72,000	23,542
	Hope Education Group Co., Ltd.	196,000	66,927
	Hopson Development Holdings, Ltd.	316,000	806,438
*	Hua Hong Semiconductor, Ltd.	132,000	790,511
	Huaan Securities Co., Ltd., Class A	72,400	75,118
	Huadian Power International Corp., Ltd., Class H	402,000	102,432
	Huadong Medicine Co., Ltd., Class A	28,080	114,267
	Huafa Industrial Co., Ltd. Zhuhai, Class A	44,900	44,140
	Huafon Chemical Co., Ltd., Class A	60,500	138,028
	Huafon Microfibre Shanghai Technology Co., Ltd.	15,100	12,712
	Huafu Fashion Co., Ltd., Class A	26,800	16,876
	Huagong Tech Co., Ltd., Class A	5,700	20,022
	Hualan Biological Engineering, Inc., Class A	2,569	18,243
	Huaneng Power International, Inc., Class H	646,000	228,506
	Huapont Life Sciences Co., Ltd., Class A	52,000	38,385
	Huatai Securities Co., Ltd., Class H	195,600	310,854
*	Huawen Media Group, Class A	59,000	21,406
	Huaxi Securities Co., Ltd., Class A	51,300	80,055
	Huaxia Bank Co., Ltd., Class A	75,900	71,541
	Huaxin Cement Co., Ltd., Class A	33,600	101,612
	Huayu Automotive Systems Co., Ltd., Class A	38,951	179,074
	Huazhong In-Vehicle Holdings Co., Ltd.	286,000	32,821
	Huazhu Group, Ltd., ADR	20,159	977,711
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	96,300	59,032
	Hubei Dinglong Co., Ltd., Class A	8,700	29,465
	Hubei Energy Group Co., Ltd., Class A	31,500	17,234
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	16,900	48,470
*	Hubei Kaile Science & Technology Co., Ltd., Class A	29,520	41,175
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	28,300	56,843
*	Huifu Payment, Ltd.	53,200	23,547
	Huishang Bank Corp., Ltd., Class H	268,400	90,237
	Hunan Aihua Group Co., Ltd., Class A	5,600	20,568
	Hunan Gold Corp., Ltd., Class A	43,400	52,232
	Hunan New Wellful Co., Ltd., Class A	12,800	15,399
	Hunan Valin Steel Co., Ltd., Class A	202,040	157,342
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	62,200	85,389
*	Hytera Communications Corp., Ltd., Class A	36,400	33,072
*	HyUnion Holding Co., Ltd., Class A	21,900	18,107
*	iDreamSky Technology Holdings, Ltd.	90,800	47,094

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Iflytek Co., Ltd., Class A	4,800	$34,568
	IKD Co., Ltd., Class A	5,600	12,465
	IMAX China Holding, Inc.	41,400	67,669
	Industrial & Commercial Bank of China, Ltd., Class H	8,614,000	5,494,610
	Industrial Bank Co., Ltd., Class A	147,900	527,624
	Industrial Securities Co., Ltd., Class A	64,400	81,938
	Infore Environment Technology Group Co., Ltd., Class A	49,800	62,154
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	452,400	80,311
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	15,000	25,781
	Inner Mongolia First Machinery Group Co., Ltd., Class A	29,400	48,460
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	143,500	130,202
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	61,600	21,877
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	35,700	243,616
	Inner Mongolia Yitai Coal Co., Ltd., Class H	52,800	34,308
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	78,600	25,860
*	Innovent Biologics, Inc.	25,500	289,864
	Inspur Electronic Information Industry Co., Ltd., Class A	8,000	31,962
*	Inspur International, Ltd.	132,000	33,123
	Inspur Software Co., Ltd., Class A	8,000	17,255
*	IRICO Group New Energy Co., Ltd., Class H	90,000	22,000
	Jafron Biomedical Co., Ltd., Class A	4,500	54,714
	Jason Furniture Hangzhou Co., Ltd., Class A	3,300	37,461
*	JD.com, Inc., ADR	9,094	806,547
	Jiajiayue Group Co., Ltd., Class A	10,300	32,348
	Jiangling Motors Corp., Ltd., Class A	9,800	27,258
	Jiangnan Group, Ltd.	756,000	35,061
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	76,400	27,804
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	65,800	70,552
	Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	5,700	10,468
	Jiangsu Eastern Shenghong Co., Ltd., Class A	73,800	154,598
	Jiangsu Etern Co., Ltd., Class A	25,300	10,975
	Jiangsu Expressway Co., Ltd., Class H	216,000	250,486
	Jiangsu Guotai International Group Co., Ltd., Class A	47,900	44,717
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	6,596	119,258
	Jiangsu Hengrui Medicine Co., Ltd., Class A	13,628	218,084
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,004	59,089
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	38,583	24,456
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	14,200	19,401
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	7,987	68,794
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	18,500	39,417
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	23,100	41,508
	Jiangsu Shagang Co., Ltd., Class A	51,900	78,047
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,000	440,781
	Jiangsu Yangnong Chemical Co., Ltd., Class A	7,600	168,562
	Jiangsu Yoke Technology Co., Ltd., Class A	2,500	23,650
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	4,700	20,197
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	40,600	35,208
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	54,300	64,827
	Jiangsu Zhongtian Technology Co., Ltd., Class A	37,700	61,008
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	78,200	46,907
	Jiangxi Copper Co., Ltd., Class H	345,000	566,778
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	3,300	11,391
	Jiangxi Wannianqing Cement Co., Ltd., Class A	16,700	30,868
	Jiangxi Zhengbang Technology Co., Ltd., Class A	43,400	116,109
	Jiangzhong Pharmaceutical Co., Ltd., Class A	16,900	26,384
	Jiayuan International Group, Ltd.	510,471	198,062
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	21,900	52,110
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	38,300	14,715

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinchuan Group International Resources Co., Ltd.	366,000	$51,490
	Jinduicheng Molybdenum Co., Ltd., Class A	61,600	52,653
	Jingrui Holdings, Ltd.	262,000	86,799
	Jingwei Textile Machinery Co., Ltd., Class A	17,144	18,702
	Jinke Properties Group Co., Ltd., Class A	23,200	24,887
*	JinkoSolar Holding Co., Ltd., ADR	15,168	940,264
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	41,400	29,956
	Jinneng Science&Technology Co., Ltd., Class A	22,700	68,436
	Jinyuan EP Co., Ltd., Class A	18,500	20,015
	JiuGui Liquor Co., Ltd., Class A	3,100	84,686
	Jiuzhitang Co., Ltd., Class A	27,700	32,915
	Jizhong Energy Resources Co., Ltd., Class A	110,900	55,283
	JL Mag Rare-Earth Co., Ltd., Class A	3,700	21,075
	JNBY Design, Ltd.	135,500	156,852
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	16,900	31,994
	Joinn Laboratories China Co., Ltd., Class A	1,700	38,195
*	Jointown Pharmaceutical Group Co., Ltd., Class A	49,600	144,882
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	3,700	38,377
	Joy City Property, Ltd.	1,858,000	113,248
	Joyoung Co., Ltd., Class A	11,416	49,690
#	JOYY, Inc., ADR	20,495	1,886,360
	JSTI Group, Class A	30,744	26,252
	Ju Teng International Holdings, Ltd.	328,000	92,775
	Juewei Food Co., Ltd., Class A	4,700	65,488
	Juneyao Airlines Co., Ltd., Class A	46,500	77,837
	K Wah International Holdings, Ltd.	499,072	235,161
	Kaisa Group Holdings, Ltd.	1,114,000	512,993
	Kaisa Prosperity Holdings, Ltd.	12,750	32,389
*	Kangda International Environmental Co., Ltd.	244,000	20,762
#*	Kasen International Holdings, Ltd.	310,000	41,042
	Kingboard Holdings, Ltd.	273,500	1,114,522
	Kingboard Laminates Holdings, Ltd.	697,000	1,119,386
	Kingdee International Software Group Co., Ltd.	69,000	276,398
	Kingsoft Corp., Ltd.	13,000	100,212
	Konka Group Co., Ltd., Class A	25,800	25,722
	KPC Pharmaceuticals, Inc., Class A	24,300	31,460
	Kunlun Energy Co., Ltd.	1,904,000	1,622,709
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	4,100	11,054
	Kweichow Moutai Co., Ltd., Class A	5,138	1,679,162
	KWG Group Holdings, Ltd.	651,500	863,205
*	KWG Living Group Holdings, Ltd.	325,750	343,260
*	Lanzhou Minbai Shareholding Group Co., Ltd., Class A	25,500	24,329
	Laobaixing Pharmacy Chain JSC, Class A	6,300	70,326
	Lee & Man Chemical Co., Ltd.	38,000	15,633
	Lee & Man Paper Manufacturing, Ltd.	696,000	610,293
	Lee's Pharmaceutical Holdings, Ltd.	116,500	73,162
	Legend Holdings Corp., Class H	198,500	314,571
	Lenovo Group, Ltd.	3,464,000	4,031,897
	Lens Technology Co., Ltd., Class A	26,200	134,563
	Leo Group Co., Ltd., Class A	88,200	42,850
	Lepu Medical Technology Beijing Co., Ltd., Class A	12,700	52,774
#*	LexinFintech Holdings, Ltd., ADR	38,480	298,990
	Leyard Optoelectronic Co., Ltd., Class A	75,300	73,214
	Li Ning Co., Ltd.	486,000	3,027,685
	LianChuang Electronic Technology Co., Ltd., Class A	12,320	18,972
*	Lianhua Supermarket Holdings Co., Ltd., Class H	64,000	10,749
	Liaoning Cheng Da Co., Ltd., Class A	20,500	71,057
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	19,600	35,443
*	Lier Chemical Co., Ltd., Class A	6,500	25,306

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Lifestyle China Group, Ltd.	232,000	$36,102
#*	Lifetech Scientific Corp.	712,000	450,999
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	57,600	24,883
	Lingyi iTech Guangdong Co., Class A	41,700	66,127
*	Link Motion, Inc., Sponsored ADR	31,632	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	14,000	17,247
	Liuzhou Iron & Steel Co., Ltd., Class A	49,200	42,259
	Livzon Pharmaceutical Group, Inc., Class H	36,971	136,547
	Logan Group Co., Ltd.	634,000	946,301
	Lomon Billions Group Co., Ltd., Class A	32,000	196,398
	Loncin Motor Co., Ltd., Class A	55,897	26,130
	Long Yuan Construction Group Co., Ltd., Class A	40,000	31,396
	Longfor Group Holdings, Ltd.	475,000	2,674,948
	LONGi Green Energy Technology Co., Ltd., Class A	42,400	701,692
	Lonking Holdings, Ltd.	1,099,000	364,712
	Luenmei Quantum Co., Ltd., Class A	19,608	29,338
	Luoniushan Co., Ltd., Class A	14,100	17,811
	Luxi Chemical Group Co., Ltd., Class A	47,000	86,204
	Luxshare Precision Industry Co., Ltd., Class A	24,909	203,121
#	Luye Pharma Group, Ltd.	724,000	362,317
	Luzhou Laojiao Co., Ltd., Class A	9,000	358,022
	LVGEM China Real Estate Investment Co., Ltd.	376,000	106,951
	Maccura Biotechnology Co., Ltd., Class A	3,900	27,300
*	Macrolink Culturaltainment Development Co., Ltd., Class A	40,600	12,849
	Mango Excellent Media Co., Ltd., Class A	6,102	76,320
*	Maoyan Entertainment	43,000	69,681
	Maoye International Holdings, Ltd.	446,000	19,517
*	Markor International Home Furnishings Co., Ltd., Class A	50,200	42,514
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	6,400	18,658
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	16,900	37,062
*	Meituan, Class B	22,600	1,042,072
	Metallurgical Corp. of China, Ltd., Class H	834,000	160,792
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	2,200	46,375
	Min Xin Holdings, Ltd.	48,000	24,131
	Ming Yang Smart Energy Group, Ltd., Class A	31,800	99,005
*	Mingfa Group International Co., Ltd.	299,000	27,381
	Minmetals Land, Ltd.	846,000	95,702
	Minsheng Education Group Co., Ltd.	92,000	16,577
	Minth Group, Ltd.	494,000	2,254,851
	Misho Ecology & Landscape Co., Ltd., Class A	11,600	9,544
	MLS Co., Ltd., Class A	32,700	80,413
*	MMG, Ltd.	1,556,000	599,556
	MOBI Development Co., Ltd.	274,000	21,114
#	Modern Land China Co., Ltd.	351,000	38,415
	Momo, Inc., Sponsored ADR	56,336	860,814
*	Montnets Cloud Technology Group Co., Ltd., Class A	10,400	24,787
	Muyuan Foods Co., Ltd., Class A	21,477	294,779
*	Myhome Real Estate Development Group Co., Ltd., Class A	43,700	12,495
	MYS Group Co., Ltd., Class A	47,900	26,092
*	Nan Hai Corp., Ltd.	7,550,000	42,836
	NanJi E-Commerce Co., Ltd., Class A	17,000	25,666
	Nanjing Hanrui Cobalt Co., Ltd., Class A	2,300	37,558
	Nanjing Iron & Steel Co., Ltd., Class A	58,300	27,367
*	Nanjing Sample Technology Co., Ltd., Class H	45,500	23,726
	Nanjing Securities Co., Ltd., Class A	10,500	17,160
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	30,600	44,580
	NARI Technology Co., Ltd., Class A	37,600	170,672
*	Natural Food International Holding, Ltd.	98,000	8,570
*	Nature Home Holding Co., Ltd.	199,000	24,896

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NetDragon Websoft Holdings, Ltd.	71,000	$167,688
	NetEase, Inc., ADR	47,366	5,446,616
	New China Life Insurance Co., Ltd., Class H	256,300	952,790
	New Hope Liuhe Co., Ltd., Class A	15,600	50,894
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	12,423	2,080,852
*	New World Department Store China, Ltd.	182,000	25,528
	Newland Digital Technology Co., Ltd., Class A	17,900	35,852
	Nexteer Automotive Group, Ltd.	346,000	554,805
	Nine Dragons Paper Holdings, Ltd.	946,000	1,457,320
	Ninestar Corp., Class A	8,700	36,101
	Ningbo Construction Co., Ltd., Class A	28,900	15,864
	Ningbo Huaxiang Electronic Co., Ltd., Class A	14,300	33,696
	Ningbo Joyson Electronic Corp., Class A	33,700	138,131
	Ningbo Orient Wires & Cables Co., Ltd., Class A	12,900	52,275
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	30,922	29,170
	Ningbo Yunsheng Co., Ltd., Class A	34,900	36,239
	Ningbo Zhoushan Port Co., Ltd., Class A	111,900	66,114
	Ningxia Jiaze New Energy Co., Ltd., Class A	51,600	32,067
*	NIO, Inc., ADR	10,695	609,615
*	Noah Holdings, Ltd., Sponsored ADR	3,563	169,599
	Norinco International Cooperation, Ltd., Class A	27,600	29,062
	North Huajin Chemical Industries Co., Ltd., Class A	47,400	39,532
*	Northeast Pharmaceutical Group Co., Ltd., Class A	13,074	9,800
	Northeast Securities Co., Ltd., Class A	43,500	59,471
	NSFOCUS Technologies Group Co., Ltd., Class A	14,100	29,526
#*	NVC International Holdings, Ltd.	1,091,000	23,143
	Oceanwide Holdings Co., Ltd., Class A	82,800	37,456
	Offcn Education Technology Co., Ltd., Class A	4,700	28,754
	Offshore Oil Engineering Co., Ltd., Class A	83,400	54,393
	OFILM Group Co., Ltd., Class A	29,900	47,338
*	OneSmart International Education Group, Ltd., ADR	15,096	56,459
	Oppein Home Group, Inc., Class A	1,400	32,336
	Opple Lighting Co., Ltd., Class A	10,400	49,456
	ORG Technology Co., Ltd., Class A	67,184	45,025
*	Orient Group, Inc., Class A	113,200	54,915
	Orient Securities Co., Ltd., Class H	192,400	135,387
	Oriental Pearl Group Co., Ltd., Class A	69,700	93,860
*	Ourpalm Co., Ltd., Class A	20,000	17,138
	Ovctek China, Inc., Class A	1,200	20,420
	Overseas Chinese Town Asia Holdings, Ltd.	120,000	25,824
	Pacific Online, Ltd.	129,000	21,229
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	210,400	63,304
	PAX Global Technology, Ltd.	334,000	328,058
	PCI-Suntek Technology Co., Ltd., Class A	30,640	32,888
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	113,300	39,786
	People's Insurance Co. Group of China, Ltd. (The), Class H	1,098,000	337,489
	Perfect World Co., Ltd., Class A	5,400	22,729
	PetroChina Co., Ltd., ADR	1,900	57,798
	PetroChina Co., Ltd., Class H	3,612,000	1,089,306
	PharmaBlock Sciences Nanjing, Inc., Class A	1,200	31,045
*	Phoenix Media Investment Holdings, Ltd.	556,000	40,100
	Phoenix New Media, Ltd., ADR	9,125	12,684
	PICC Property & Casualty Co., Ltd., Class H	1,264,000	918,180
*	Pinduoduo, Inc., ADR	587	97,272
	Ping An Bank Co., Ltd., Class A	129,800	462,820
*	Ping An Healthcare and Technology Co., Ltd.	10,300	127,438
	Ping An Insurance Group Co. of China, Ltd., Class H	878,500	10,346,779
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	70,500	53,260
*	Polaris Bay Group Co., Ltd., Class A	35,100	58,357

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Poly Developments and Holdings Group Co., Ltd., Class A	31,800	$67,738
	Poly Property Group Co., Ltd.	982,000	282,322
	Postal Savings Bank of China Co., Ltd., Class H	889,000	634,259
*	Pou Sheng International Holdings, Ltd.	921,000	195,551
	Power Construction Corp. of China, Ltd., Class A	153,500	89,559
	Powerlong Real Estate Holdings, Ltd.	818,000	533,540
	Proya Cosmetics Co., Ltd., Class A	1,200	34,444
	PW Medtech Group, Ltd.	275,000	17,686
#	Q Technology Group Co., Ltd.	154,000	311,826
	Qianhe Condiment and Food Co., Ltd., Class A	4,300	30,547
	Qingdao East Steel Tower Stock Co., Ltd., Class A	17,100	21,178
	Qingdao Gon Technology Co., Ltd., Class A	4,700	21,188
	Qingdao Hanhe Cable Co., Ltd., Class A	29,200	16,298
	Qingdao Port International Co., Ltd., Class H	81,000	46,822
	Qingdao TGOOD Electric Co., Ltd., Class A	14,200	79,582
	Qingdao Topscomm Communication, Inc., Class A	6,800	8,638
	Qingling Motors Co., Ltd., Class H	330,000	66,756
	Qinhuangdao Port Co., Ltd., Class H	125,500	21,039
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,900	2,770
#*	Qudian, Inc., Sponsored ADR	78,873	158,535
	Rainbow Digital Commercial Co., Ltd., Class A	31,800	35,764
	Raisecom Technology Co., Ltd., Class A	5,700	7,403
	Rastar Group, Class A	39,100	19,841
*	Realcan Pharmaceutical Group Co., Ltd., Class A	39,500	28,372
	Red Avenue New Materials Group Co., Ltd., Class A	3,400	15,277
	Red Star Macalline Group Corp., Ltd., Class H	145,068	97,158
	Redco Properties Group, Ltd.	656,000	220,652
	Redsun Properties Group, Ltd.	163,000	54,473
	Renhe Pharmacy Co., Ltd., Class A	37,500	32,445
*	REXLot Holdings, Ltd.	4,800,000	2,414
	Rianlon Corp., Class A	4,200	22,171
*	RISE Education Cayman, Ltd.	4,037	23,132
	RiseSun Real Estate Development Co., Ltd., Class A	117,500	113,908
	Road King Infrastructure, Ltd.	83,000	102,953
	Rongan Property Co., Ltd., Class A	57,100	23,677
	Rongsheng Petro Chemical Co., Ltd., Class A	27,500	145,137
#	Ronshine China Holdings, Ltd.	326,500	216,032
	Runjian Co., Ltd., Class A	5,100	17,176
	SAIC Motor Corp, Ltd., Class A	38,465	130,127
	Sailun Group Co., Ltd., Class A	71,500	97,093
	Sanan Optoelectronics Co., Ltd., Class A	12,000	54,643
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	30,204	16,012
	Sangfor Technologies, Inc., Class A	900	41,326
	Sansteel Minguang Co., Ltd. Fujian, Class A	51,200	50,103
	Sany Heavy Equipment International Holdings Co., Ltd.	370,000	307,807
	Sany Heavy Industry Co., Ltd., Class A	102,600	639,599
*	Saurer Intelligent Technology Co., Ltd., Class A	42,600	19,076
	SDIC Power Holdings Co., Ltd., Class A	35,400	47,536
	Sealand Securities Co., Ltd., Class A	118,519	94,479
	Seazen Group, Ltd.	1,108,000	1,014,665
	Seazen Holdings Co., Ltd. , Class A	52,300	341,062
	S-Enjoy Service Group Co., Ltd.	42,000	108,571
	SF Holding Co., Ltd., Class A	14,000	213,777
	SGIS Songshan Co., Ltd., Class A	57,100	35,018
	Shaanxi Coal Industry Co., Ltd., Class A	227,700	356,298
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	89,700	66,297
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	31,342	107,469
	Shandong Chenming Paper Holdings, Ltd., Class H	114,250	66,857
	Shandong Gold Mining Co., Ltd., Class H	165,250	345,534

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	10,600	$56,097
	Shandong Hi-speed Co., Ltd., Class A	12,100	10,338
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	26,100	157,157
	Shandong Humon Smelting Co., Ltd., Class A	8,400	16,563
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	3,900	12,351
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	13,500	25,855
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	6,300	12,966
	Shandong Nanshan Aluminum Co., Ltd., Class A	227,335	116,821
	Shandong New Beiyang Information Technology Co., Ltd., Class A	15,500	24,147
	Shandong Publishing & Media Co., Ltd., Class A	21,300	18,594
	Shandong Sinocera Functional Material Co., Ltd., Class A	3,000	22,205
	Shandong Sun Paper Industry JSC, Ltd., Class A	64,200	156,644
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	664,000	1,240,064
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	116,200	60,708
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	18,900	29,743
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	167,900	45,073
	Shanghai AJ Group Co., Ltd., Class A	28,600	30,204
	Shanghai AtHub Co., Ltd., Class A	1,700	13,485
	Shanghai Baosight Software Co., Ltd., Class A	6,100	62,696
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	4,060	16,311
	Shanghai East China Computer Co., Ltd., Class A	10,600	40,358
*	Shanghai Electric Group Co., Ltd., Class H	694,000	253,387
	Shanghai Electric Power Co., Ltd., Class A	16,600	17,417
	Shanghai Environment Group Co., Ltd., Class A	24,600	41,544
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	7,700	24,816
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	62,000	278,521
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	93,000	61,008
	Shanghai Industrial Development Co., Ltd., Class A	38,400	26,889
	Shanghai Industrial Holdings, Ltd.	218,000	298,711
	Shanghai Industrial Urban Development Group, Ltd.	1,013,600	96,505
	Shanghai International Airport Co Ltd, Class A	2,200	26,836
	Shanghai International Port Group Co., Ltd., Class A	38,600	26,321
	Shanghai Jahwa United Co., Ltd., Class A	6,400	39,155
	Shanghai Jin Jiang Capital Co., Ltd., Class H	702,000	116,585
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	10,600	18,663
	Shanghai Kinetic Medical Co., Ltd., Class A	3,000	5,800
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	21,300	34,461
	Shanghai M&G Stationery Inc, Class A	7,700	111,952
	Shanghai Maling Aquarius Co., Ltd., Class A	27,800	38,408
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,900	57,939
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	285,300	493,139
*	Shanghai Phichem Material Co., Ltd., Class A	7,100	16,162
	Shanghai Pudong Development Bank Co., Ltd., Class A	192,834	296,701
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	21,500	18,768
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	2,950	45,129
	Shanghai RAAS Blood Products Co., Ltd., Class A	35,000	39,091
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	2,200	9,125
	Shanghai Shenda Co., Ltd., Class A	26,200	14,030
	Shanghai Shimao Co., Ltd., Class A	73,800	50,055
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	26,000	34,134
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	2,500	18,365
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,300	20,004
	Shanghai Tunnel Engineering Co., Ltd., Class A	82,200	65,758
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	19,200	39,932
*	Shanghai Wanye Enterprises Co., Ltd., Class A	8,160	18,368
	Shanghai Weaver Network Co., Ltd., Class A	1,800	25,902
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	33,213	53,663
*	Shanghai Zendai Property, Ltd.	1,300,000	16,301
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	28,700	19,978

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Blue Flame Holding Co., Ltd., Class A	30,100	$26,818
	Shanxi Coking Co., Ltd., Class A	43,200	41,839
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	131,500	97,834
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	32,700	23,927
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	70,500	59,416
*	Shanxi Meijin Energy Co., Ltd., Class A	103,500	113,193
	Shanxi Securities Co., Ltd., Class A	18,460	22,204
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	159,000	87,373
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	3,600	208,073
*	Shanying International Holding Co., Ltd., Class A	140,300	65,610
	Shede Spirits Co., Ltd., Class A	6,500	72,715
	Shenergy Co., Ltd., Class A	31,800	25,121
	Shengda Resources Co., Ltd., Class A	12,200	25,129
*	Shenghe Resources Holding Co., Ltd., Class A	19,700	48,953
*	Shengjing Bank Co., Ltd., Class H	152,500	140,269
	Shenguan Holdings Group, Ltd.	248,000	9,418
	Shengyi Technology Co., Ltd., Class A	18,531	72,778
	Shennan Circuits Co., Ltd., Class A	4,085	67,445
	Shenwan Hongyuan Group Co., Ltd., Class H	120,800	32,766
	Shenzhen Agricultural Products Group Co., Ltd., Class A	18,100	15,749
	Shenzhen Airport Co., Ltd., Class A	46,800	56,566
	Shenzhen Aisidi Co., Ltd., Class A	36,600	59,566
	Shenzhen Anche Technologies Co., Ltd., Class A	2,200	12,332
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	29,100	13,706
	Shenzhen Capchem Technology Co., Ltd., Class A	1,700	21,714
	Shenzhen Center Power Tech Co., Ltd., Class A	5,700	17,415
	Shenzhen Comix Group Co., Ltd., Class A	8,600	15,816
	Shenzhen Das Intellitech Co., Ltd., Class A	35,900	18,622
	Shenzhen Desay Battery Technology Co., Class A	3,500	36,610
	Shenzhen Energy Group Co., Ltd., Class A	33,500	32,339
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	12,900	51,749
	Shenzhen Expressway Co., Ltd., Class H	178,000	163,476
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	11,900	16,747
	Shenzhen FRD Science & Technology Co., Ltd.	7,869	21,552
	Shenzhen Gas Corp., Ltd., Class A	35,600	34,555
	Shenzhen Gongjin Electronics Co., Ltd., Class A	24,700	33,603
	Shenzhen Goodix Technology Co., Ltd., Class A	2,700	58,010
	Shenzhen Grandland Group Co., Ltd., Class A	32,000	13,336
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	10,900	33,200
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	16,400	47,081
	Shenzhen Heungkong Holding Co., Ltd., Class A	67,300	18,268
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	19,300	10,829
	Shenzhen Inovance Technology Co., Ltd., Class A	4,400	64,633
	Shenzhen International Holdings, Ltd.	602,699	992,841
	Shenzhen Investment, Ltd.	1,545,262	510,389
	Shenzhen Jinjia Group Co., Ltd., Class A	35,900	53,868
	Shenzhen Kaifa Technology Co., Ltd., Class A	6,700	21,333
	Shenzhen Kinwong Electronic Co., Ltd., Class A	8,900	36,168
	Shenzhen Megmeet Electrical Co., Ltd., Class A	8,600	46,590
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,821	264,315
*	Shenzhen MTC Co., Ltd., Class A	21,900	22,522
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	82,000	44,330
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	112,906	114,756
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	9,700	52,391
	Shenzhen SC New Energy Technology Corp., Class A	1,800	36,942
	Shenzhen SDG Information Co., Ltd., Class A	17,200	19,819
	Shenzhen Sinovatio Technology Co., Ltd., Class A	2,880	21,035
	Shenzhen Sunline Tech Co., Ltd., Class A	6,900	17,243
	Shenzhen Sunlord Electronics Co., Ltd., Class A	9,800	46,277

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	16,600	$31,796
	Shenzhen Sunway Communication Co., Ltd., Class A	7,200	35,567
	Shenzhen Tagen Group Co., Ltd., Class A	50,500	42,872
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	52,800	23,608
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	34,383	32,769
	Shenzhen Yinghe Technology Co., Ltd., Class A	5,100	15,975
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	16,700	84,717
	Shenzhen Zhenye Group Co., Ltd., Class A	20,300	15,232
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	27,400	17,738
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	29,750	24,292
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	11,100	42,116
	Shimao Group Holdings, Ltd.	733,000	2,119,355
	Shinva Medical Instrument Co., Ltd., Class A	4,600	9,187
	Shougang Fushan Resources Group, Ltd.	925,525	218,285
*	Shouhang High-Tech Energy Co., Ltd., Class A	58,700	15,405
	Shui On Land, Ltd.	1,826,000	270,258
*	Siasun Robot & Automation Co., Ltd., Class A	18,000	33,027
	Sichuan Chuantou Energy Co., Ltd., Class A	16,200	27,433
	Sichuan Expressway Co., Ltd., Class H	138,000	31,434
	Sichuan Haite High-tech Co., Ltd., Class A	10,800	19,777
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	207,700	42,315
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	2,700	7,533
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	26,919	79,181
	Sichuan Languang Development Co., Ltd., Class A	83,260	54,183
	Sichuan Shuangma Cement Co., Ltd., Class A	11,400	23,263
	Sichuan Swellfun Co., Ltd., Class A	4,400	61,090
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	5,900	13,950
	Sichuan Yahua Industrial Group Co., Ltd., Class A	15,200	51,442
	Sieyuan Electric Co., Ltd., Class A	11,000	35,417
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,722,000	426,956
*	Silver Grant International Holdings Group, Ltd.	676,000	76,638
*	SINA Corp.	24,452	1,022,583
	Sino Biopharmaceutical, Ltd.	1,877,250	1,742,763
	Sino Wealth Electronic, Ltd., Class A	5,200	30,321
	Sinocare, Inc., Class A	5,900	38,223
	Sinochem International Corp., Class A	74,300	55,234
	Sinofert Holdings, Ltd.	910,000	108,702
	Sinolink Securities Co., Ltd., Class A	26,700	58,518
*	Sinolink Worldwide Holdings, Ltd.	652,000	28,865
	Sinoma International Engineering Co., Class A	54,000	71,994
	Sinoma Science & Technology Co., Ltd., Class A	32,600	126,881
	Sinomach Automobile Co., Ltd., Class A	14,500	10,557
	Sino-Ocean Group Holding, Ltd.	1,384,500	279,049
	Sinopec Engineering Group Co., Ltd., Class H	659,000	304,003
	Sinopec Kantons Holdings, Ltd.	530,000	184,843
*	Sinopec Oilfield Service Corp., Class H	954,000	73,593
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,240,000	274,074
	Sinopharm Group Co., Ltd., Class H	524,400	1,285,122
	Sino-Platinum Metals Co., Ltd., Class A	5,100	16,949
*	Sinosoft Technology Group, Ltd.	234,400	44,125
	Sinotrans, Ltd., Class H	1,014,000	340,420
	Sinotruk Hong Kong, Ltd.	435,500	1,356,867
	SITC International Holdings Co., Ltd.	570,000	1,306,665
	Skshu Paint Co., Ltd., Class A	1,820	41,691
	Skyfame Realty Holdings, Ltd.	1,586,000	194,121
	Skyworth Digital Co., Ltd., Class A	21,087	23,351
*	Skyworth Group, Ltd.	408,239	119,060
*	SOHO China, Ltd.	1,065,500	318,761
*	Sohu.com, Ltd., ADR	5,397	96,876

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sou Yu Te Group Co., Ltd., Class A	52,900	$16,848
#*	Sparkle Roll Group, Ltd.	648,000	19,708
	Spring Airlines Co., Ltd., Class A	6,800	61,895
*	SPT Energy Group, Inc.	558,000	20,388
	SSY Group, Ltd.	897,026	471,854
*	Starrise Media Holdings, Ltd.	122,000	3,075
	Sun King Technology Group, Ltd.	206,000	73,537
	Sunac China Holdings, Ltd.	869,000	3,228,655
*	Sunac Services Holdings, Ltd.	27,960	78,616
	Sunflower Pharmaceutical Group Co., Ltd., Class A	9,900	19,766
	Sunfly Intelligent Technology Co., Ltd., Class A	10,400	17,779
	Sungrow Power Supply Co., Ltd., Class A	30,400	490,882
	Suning Universal Co., Ltd., Class A	63,500	37,985
	Suning.com Co., Ltd., Class A	39,800	40,637
	Sunny Optical Technology Group Co., Ltd.	111,200	2,904,981
	Sunresin New Materials Co., Ltd., Class A	5,540	35,272
#	Sunshine 100 China Holdings, Ltd.	272,000	43,649
	Sunward Intelligent Equipment Co., Ltd., Class A	35,600	42,153
	Sunwoda Electronic Co., Ltd., Class A	25,282	105,405
*	Suzhou Anjie Technology Co., Ltd., Class A	6,200	15,033
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	20,500	11,298
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	16,400	55,057
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	62,300	76,462
	Suzhou Maxwell Technologies Co., Ltd., Class A	800	69,117
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,500	15,536
	Suzhou TFC Optical Communication Co., Ltd., Class A	1,200	9,082
#	Symphony Holdings, Ltd.	680,000	73,692
*	Tahoe Group Co., Ltd., Class A	28,500	11,746
	Taiji Computer Corp., Ltd., Class A	5,319	19,429
*	TAL Education Group, ADR	3,472	266,927
	Tang Palace China Holdings, Ltd.	222,000	24,064
	Tangshan Jidong Cement Co., Ltd., Class A	37,308	78,100
	TangShan Port Group Co., Ltd., Class A	160,437	57,277
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	53,000	96,243
*	Taung Gold International, Ltd.	4,680,000	13,855
	TBEA Co., Ltd., Class A	66,500	130,644
	TCL Electronics Holdings, Ltd.	327,666	280,117
*	Tech-Bank Food Co., Ltd., Class A	22,400	49,308
	Ten Pao Group Holdings, Ltd.	116,000	34,126
	Tencent Holdings, Ltd.	442,200	39,401,468
*	Tencent Music Entertainment Group, ADR	8,624	229,398
	Texhong Textile Group, Ltd.	195,000	206,584
	Thunder Software Technology Co., Ltd., Class A	1,190	26,981
	Tian An China Investment Co., Ltd.	148,000	88,477
	Tian Di Science & Technology Co., Ltd., Class A	122,500	54,837
*	Tian Ge Interactive Holdings, Ltd.	239,000	25,507
	Tiangong International Co., Ltd.	390,000	218,875
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	5,700	36,437
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	120,000	52,817
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	78,900	49,594
	Tianjin Guangyu Development Co., Ltd., Class A	32,600	27,843
	Tianjin Port Development Holdings, Ltd.	1,154,000	89,151
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	16,100	67,543
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	15,500	41,127
	Tianli Education International Holdings, Ltd.	83,000	91,773
	Tianma Microelectronics Co., Ltd., Class A	28,800	71,239
#	Tianneng Power International, Ltd.	346,000	682,300
*	Tianqi Lithium Corp., Class A	5,800	53,573
	Tianshui Huatian Technology Co., Ltd., Class A	11,600	25,344

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianyun International Holdings, Ltd.	138,000	$27,211
*	Tibet Summit Resources Co., Ltd., Class A	8,600	14,415
	Tibet Tianlu Co., Ltd., Class A	16,348	16,131
*	Tibet Water Resources, Ltd.	405,000	36,914
	Tingyi Cayman Islands Holding Corp.	810,000	1,609,504
	Titan Wind Energy Suzhou Co., Ltd., Class A	59,400	75,388
	TK Group Holdings, Ltd.	96,000	35,612
	Toly Bread Co., Ltd., Class A	2,900	24,993
	Tomson Group, Ltd.	220,196	62,848
	Tong Ren Tang Technologies Co., Ltd., Class H	231,000	145,692
*	Tongcheng-Elong Holdings, Ltd.	171,600	305,852
	Tongda Group Holdings, Ltd.	1,940,000	132,076
*	Tongding Interconnection Information Co., Ltd., Class A	13,900	8,576
*	TongFu Microelectronics Co., Ltd., Class A	16,800	70,946
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	38,825	66,990
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	29,700	13,792
	Tongkun Group Co., Ltd., Class A	47,200	168,891
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	43,400	18,214
	Tongling Nonferrous Metals Group Co., Ltd., Class A	247,850	87,550
	Tongwei Co., Ltd., Class A	42,537	300,937
#	Top Spring International Holdings, Ltd.	91,000	13,678
*	Topchoice Medical Corp., Class A	1,200	56,346
*	Topsec Technologies Group, Inc., Class A	15,700	50,361
	Towngas China Co., Ltd.	289,277	123,547
	Transfar Zhilian Co., Ltd., Class A	55,900	51,943
	TravelSky Technology, Ltd., Class H	260,000	579,311
*	Trigiant Group, Ltd.	330,000	34,351
*	Trip.com Group, Ltd., ADR	80,261	2,554,708
*	Truly International Holdings, Ltd.	234,000	41,167
#	Tsaker Chemical Group, Ltd.	108,500	18,844
	Tsingtao Brewery Co., Ltd., Class H	86,000	829,358
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	141,300	47,083
*	Tuniu Corp., Sponsored ADR	12,636	23,377
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	34,100	29,590
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	3,800	70,724
	Unilumin Group Co., Ltd., Class A	18,296	22,773
	Uni-President China Holdings, Ltd.	628,000	759,159
	Unisplendour Corp., Ltd., Class A	6,860	21,773
*	United Energy Group, Ltd.	3,974,000	618,378
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	5,300	13,520
*	V1 Group, Ltd.	846,000	42,477
	Valiant Co., Ltd., Class A	15,700	52,451
	Vats Liquor Chain Store Management Joint Stock Co., Ltd.	5,100	19,628
	Vatti Corp., Ltd., Class A	27,300	33,231
*	VCredit Holdings, Ltd.	23,000	14,377
	Venustech Group, Inc., Class A	4,100	20,941
	Victory Giant Technology Huizhou Co., Ltd., Class A	19,700	64,756
#	Vinda International Holdings, Ltd.	110,000	371,026
*	Vipshop Holdings, Ltd., ADR	161,481	4,427,809
	Visual China Group Co., Ltd., Class A	8,757	18,444
*	Wanda Film Holding Co., Ltd., Class A	7,300	24,158
	Wangneng Environment Co., Ltd., Class A	12,800	29,220
	Wangsu Science & Technology Co., Ltd., Class A	13,100	12,124
	Wanhua Chemical Group Co., Ltd., Class A	37,900	653,277
	Want Want China Holdings, Ltd.	1,659,000	1,191,344
	Wanxiang Qianchao Co., Ltd., Class A	48,700	34,926
	Wasion Holdings, Ltd.	254,000	77,423
	Wasu Media Holding Co., Ltd., Class A	33,200	41,264

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Weibo Corp., Sponsored ADR	17,425	$794,231
	Weichai Power Co., Ltd., Class H	787,000	2,321,131
	Weifu High-Technology Group Co., Ltd., Class A	15,900	56,173
	Weihai Guangwei Composites Co., Ltd., Class A	2,800	38,370
	Weiqiao Textile Co., Class H	176,000	39,435
	Wens Foodstuffs Group Co., Ltd., Class A	74,840	196,126
	West China Cement, Ltd.	1,502,000	218,176
	Western Region Gold Co., Ltd., Class A	8,700	17,680
	Western Securities Co., Ltd., Class A	63,600	97,064
	Westone Information Industry, Inc., Class A	7,100	18,580
	Will Semiconductor Co., Ltd., Class A	900	40,090
	Wisdom Education International Holdings Co., Ltd.	282,000	135,215
	Wolong Electric Group Co., Ltd., Class A	27,800	52,782
*	Wonders Information Co., Ltd., Class A	8,100	23,768
	Wuchan Zhongda Group Co., Ltd., Class A	121,200	79,877
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	18,500	16,292
	Wuhan Department Store Group Co., Ltd., Class A	15,200	24,371
	Wuhan Guide Infrared Co., Ltd., Class A	6,200	40,811
	Wuhan Jingce Electronic Group Co., Ltd., Class A	4,500	39,313
*	Wuhan P&S Information Technology Co., Ltd., Class A	45,100	24,412
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,400	34,040
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	13,100	65,361
	Wuhu Token Science Co., Ltd., Class A	40,800	47,329
	Wuliangye Yibin Co., Ltd., Class A	22,600	1,015,155
	WUS Printed Circuit Kunshan Co., Ltd., Class A	14,003	36,996
	WuXi AppTec Co., Ltd., Class H	14,700	349,674
*	Wuxi Biologics Cayman, Inc.	39,000	546,075
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	5,000	68,901
	Wuxi Taiji Industry Co., Ltd., Class A	41,000	51,460
	XCMG Construction Machinery Co., Ltd., Class A	82,300	68,094
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	253,000	559,192
	Xiamen C & D, Inc., Class A	68,600	81,893
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	12,045	26,907
	Xiamen Faratronic Co., Ltd., Class A	5,100	80,004
	Xiamen International Airport Co., Ltd., Class A	5,200	13,112
	Xiamen International Port Co., Ltd., Class H	488,000	75,916
	Xiamen Intretech, Inc., Class A	5,400	57,519
	Xiamen ITG Group Corp., Ltd., Class A	48,620	46,038
	Xiamen Kingdomway Group Co., Class A	7,423	34,112
	Xiamen Meiya Pico Information Co., Ltd., Class A	7,500	21,774
	Xiamen Tungsten Co., Ltd., Class A	31,500	85,918
	Xiamen Xiangyu Co., Ltd., Class A	52,100	42,066
*	Xian International Medical Investment Co., Ltd., Class A	24,900	44,885
	Xiandai Investment Co., Ltd., Class A	58,000	38,355
*	Xiaomi Corp., Class B	739,800	2,762,920
	Xinfengming Group Co., Ltd., Class A	23,200	65,183
	Xingda International Holdings, Ltd.	470,582	129,198
	Xingfa Aluminium Holdings, Ltd.	55,000	54,829
	Xinhu Zhongbao Co., Ltd., Class A	168,300	78,295
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	129,000	79,504
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	212,747	443,172
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	37,900	22,166
	Xinjiang Tianshan Cement Co., Ltd., Class A	24,600	55,413
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	4,400	12,600
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	51,100	64,211
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	103,000	57,573
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	33,700	98,432
	Xinyi Solar Holdings, Ltd.	1,569,333	3,433,701

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinyu Iron & Steel Co., Ltd., Class A	95,802	$60,042
	Xinyuan Real Estate Co., Ltd., ADR	22,525	51,357
	Xtep International Holdings, Ltd.	380,956	170,411
	Xuji Electric Co., Ltd., Class A	31,400	63,202
#*	Xunlei, Ltd., ADR	27,524	125,785
	Yadea Group Holdings, Ltd.	600,000	1,560,347
	YaGuang Technology Group Co., Ltd., Class A	7,900	12,123
*	Yanchang Petroleum International, Ltd.	1,420,000	6,803
	Yango Group Co., Ltd., Class A	100,000	93,522
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	12,000	15,591
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	5,800	39,435
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	6,900	39,708
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	12,900	36,394
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	19,600	129,811
	YanTai Shuangta Food Co., Ltd., Class A	9,700	17,948
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	10,200	26,095
	Yanzhou Coal Mining Co., Ltd., Class H	1,122,000	867,264
*	Yashili International Holdings, Ltd.	408,000	37,308
	Yealink Network Technology Corp., Ltd., Class A	5,000	61,788
	Yeebo International Holdings, Ltd.	76,000	17,212
	YGSOFT, Inc., Class A	16,640	20,283
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	114,800	132,055
*	Yida China Holdings, Ltd.	84,000	23,303
	Yifan Pharmaceutical Co., Ltd., Class A	9,300	26,202
	Yifeng Pharmacy Chain Co., Ltd., Class A	4,600	72,123
	Yihai International Holding, Ltd.	139,000	2,283,414
	Yijiahe Technology Co., Ltd., Class A	2,060	25,660
	Yintai Gold Co., Ltd., Class A	45,360	55,543
	Yip's Chemical Holdings, Ltd.	84,000	32,434
*	Yiren Digital, Ltd., Sponsored ADR	15,877	54,934
	Yixintang Pharmaceutical Group Co., Ltd., Class A	8,200	48,743
	Yonghui Superstores Co., Ltd., Class A	72,800	76,720
	Yonyou Network Technology Co., Ltd., Class A	4,300	28,587
	Yotrio Group Co., Ltd., Class A	27,700	14,837
	Youngor Group Co., Ltd., Class A	88,720	97,298
*	Youyuan International Holdings, Ltd.	239,000	1,504
	Youzu Interactive Co., Ltd., Class A	11,700	23,285
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	14,300	39,747
	Yuexiu Property Co., Ltd.	3,354,000	655,168
	Yuexiu Transport Infrastructure, Ltd.	238,000	160,002
	Yum China Holdings, Inc.	55,748	3,161,469
	Yunda Holding Co., Ltd., Class A	48,610	127,129
*	Yunnan Aluminium Co., Ltd., Class A	64,800	75,305
	Yunnan Baiyao Group Co Ltd, Class A	3,500	71,844
*	Yunnan Copper Co., Ltd., Class A	41,200	82,171
	Yunnan Energy New Material Co., Ltd., Class A	6,200	125,936
*	Yunnan Tin Co., Ltd., Class A	46,900	88,903
	Yunnan Water Investment Co., Ltd., Class H	54,000	6,682
	Yuzhou Group Holdings Co., Ltd.	1,206,036	420,042
	ZBOM Home Collection Co., Ltd., Class A	3,600	21,838
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	1,000	46,044
	Zhefu Holding Group Co., Ltd., Class A	31,900	23,457
*	Zhejiang Century Huatong Group Co., Ltd., Class A	37,580	36,023
	Zhejiang Chint Electrics Co., Ltd., Class A	36,602	209,017
	Zhejiang Communications Technology Co., Ltd.	23,300	18,210
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	25,400	16,508
	Zhejiang Crystal-Optech Co., Ltd., Class A	17,700	29,179
	Zhejiang Dahua Technology Co., Ltd., Class A	36,344	136,620
	Zhejiang Dingli Machinery Co., Ltd., Class A	3,280	58,803

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Expressway Co., Ltd., Class H	400,000	$323,482
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	8,900	19,138
	Zhejiang Hailiang Co., Ltd., Class A	63,100	79,239
	Zhejiang Hangmin Co., Ltd., Class A	18,000	15,488
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	35,400	42,194
	Zhejiang Huace Film & TV Co., Ltd., Class A	17,900	19,092
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	12,300	46,512
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	4,600	70,141
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	38,900	48,832
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,500	18,876
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	3,500	48,968
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	5,800	25,941
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,300	38,913
*	Zhejiang Jingu Co., Ltd., Class A	27,500	33,289
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	7,800	11,779
	Zhejiang Juhua Co., Ltd., Class A	44,800	60,981
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	4,700	9,996
	Zhejiang Longsheng Group Co., Ltd., Class A	72,600	153,432
	Zhejiang Medicine Co., Ltd., Class A	26,043	54,704
	Zhejiang Meida Industrial Co., Ltd., Class A	14,800	44,303
*	Zhejiang Narada Power Source Co., Ltd., Class A	25,000	46,699
	Zhejiang NHU Co., Ltd., Class A	26,859	153,938
	Zhejiang Runtu Co., Ltd., Class A	37,200	56,016
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	28,370	100,402
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	29,400	159,465
	Zhejiang Semir Garment Co., Ltd., Class A	49,100	65,239
	Zhejiang Supor Co., Ltd., Class A	3,300	40,606
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	41,400	35,217
	Zhejiang Wanliyang Co., Ltd., Class A	40,300	45,977
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	13,290	35,681
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	37,700	123,730
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	4,100	58,921
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	17,400	30,131
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	15,800	24,805
	Zhejiang Yankon Group Co., Ltd., Class A	40,200	21,899
	Zhejiang Yasha Decoration Co., Ltd., Class A	25,400	34,617
*	Zhejiang Yongtai Technology Co., Ltd., Class A	10,100	14,522
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	99,800	134,797
	Zhengzhou Yutong Bus Co., Ltd., Class A	43,440	93,405
	Zhenro Properties Group, Ltd.	103,000	60,127
	Zhong An Group, Ltd.	1,185,000	44,176
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	10,800	66,120
	Zhongji Innolight Co., Ltd., Class A	2,100	16,773
	Zhongjin Gold Corp., Ltd., Class A	30,000	38,869
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	52,500	34,214
	Zhongshan Public Utilities Group Co., Ltd., Class A	20,300	24,591
	Zhongsheng Group Holdings, Ltd.	280,500	1,642,718
*	Zhongtian Financial Group Co., Ltd., Class A	133,355	55,495
	Zhongyu Gas Holdings, Ltd.	189,477	169,508
	Zhongyuan Environment-Protection Co., Ltd., Class A	18,500	17,437
#	Zhou Hei Ya International Holdings Co., Ltd.	229,500	250,798
*	Zhuguang Holdings Group Co., Ltd.	68,000	9,118
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	214,500	1,074,267
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,900	31,084
	Zhuzhou Kibing Group Co., Ltd., Class A	73,800	139,807
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	46,700	68,156
	Zijin Mining Group Co., Ltd., Class H	2,378,000	2,624,991
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	406,800	555,906
	ZTE Corp., Class H	160,360	453,777

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZTO Express Cayman, Inc., ADR	80,944	$2,677,628
TOTAL CHINA			408,411,758
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,188	97,865
	Bancolombia SA, Sponsored ADR	5,146	181,088
	Bancolombia SA	13,361	114,555
	Celsia SA ESP	133,798	179,947
	Cementos Argos SA	42,641	69,774
*	CEMEX Latam Holdings SA	45,944	53,809
*	Corp. Financiera Colombiana SA	31,755	286,677
	Ecopetrol SA	343,135	195,170
	Grupo Argos SA	74,124	276,225
#	Grupo Aval Acciones y Valores SA, ADR	15,916	102,022
	Grupo de Inversiones Suramericana SA	32,378	205,934
	Grupo Energia Bogota SA ESP	61,864	45,258
	Grupo Nutresa SA	33,010	225,678
	Interconexion Electrica SA ESP	65,066	420,403
	Mineros SA	11,167	13,451
	Promigas SA ESP	11,599	24,699
TOTAL COLOMBIA			2,492,555
CZECH REPUBLIC — (0.0%)
	CEZ A.S.	19,780	474,322
*	Komercni banka A.S.	8,500	257,992
*	Moneta Money Bank A.S.	93,152	316,297
	O2 Czech Republic A.S.	13,360	156,839
	Philip Morris CR A.S.	60	42,523
TOTAL CZECH REPUBLIC			1,247,973
DENMARK — (1.5%)
*	ALK-Abello A.S.	1,854	724,922
	Alm Brand A.S.	29,528	330,174
	Ambu A.S., Class B	5,839	274,972
	AP Moller - Maersk A.S., Class A	218	411,193
	AP Moller - Maersk A.S., Class B	219	449,862
*	Bang & Olufsen A.S.	38,004	184,058
*	BankNordik P/F	1,133	27,857
*	Bavarian Nordic A.S.	21,139	753,406
*	Brodrene Hartmann A.S.	1,589	126,739
	Carlsberg A.S., Class B	12,316	1,799,270
	Chemometec A/S	447	37,036
*	Chr Hansen Holding A.S.	16,177	1,463,517
	Coloplast A.S., Class B	7,723	1,152,795
*	Columbus A.S.	29,642	59,231
	D/S Norden A.S.	14,223	253,939
*	Danske Bank A.S.	93,085	1,584,668
#*	Demant A.S.	19,799	709,643
*	Dfds A.S.	14,528	643,995
*	Drilling Co. of 1972 A.S. (The)	2,183	59,766
	DSV Panalpina A.S.	11,346	1,770,282
*	FLSmidth & Co. A.S.	18,066	631,430
*	Genmab A.S.	6,427	2,558,874
	GN Store Nord A.S.	44,914	3,421,680
	H Lundbeck A.S.	21,573	767,564
*	H+H International A.S., Class B	9,383	223,731
*	ISS A.S.	45,968	789,463
*	Jeudan A.S.	1,225	50,180

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Jyske Bank A.S.	23,137	$864,809
*	Matas A.S.	20,090	249,103
*	Netcompany Group A.S.	3,996	372,783
*	Nilfisk Holding A.S.	11,981	265,418
*	NKT A.S.	13,785	564,857
	NNIT A.S.	5,091	87,480
	North Media A.S.	1,647	21,462
	Novo Nordisk A.S., Class B	144,089	10,038,419
	Novozymes A.S., Class B	25,792	1,547,996
	Orsted A.S.	7,748	1,471,555
	Pandora A.S.	42,470	4,086,733
*	Parken Sport & Entertainment A.S.	2,257	25,552
	Per Aarsleff Holding A.S.	8,213	379,604
	Ringkjoebing Landbobank A.S.	11,521	1,012,096
	Rockwool International A.S., Class A	1,772	621,384
	Rockwool International A.S., Class B	2,203	831,085
	Royal Unibrew A.S.	19,787	1,953,278
	RTX A.S.	3,370	111,946
	Scandinavian Tobacco Group A.S., Class A	23,976	434,090
	Schouw & Co., A.S.	5,694	572,924
	SimCorp A.S.	15,314	1,982,155
	Solar A.S., Class B	2,972	193,980
*	Spar Nord Bank A.S.	43,945	400,591
*	Sydbank A.S.	27,804	577,696
*	Tivoli A.S.	652	74,549
	Topdanmark A.S.	16,733	772,629
#	TORM P.L.C.	14,637	103,304
#	Tryg A.S.	21,867	680,287
	United International Enterprises, Ltd.	639	149,521
	Vestas Wind Systems A.S.	18,313	3,932,125
*	Vestjysk Bank A.S.	151,427	65,223
*	Zealand Pharma A.S.	7,652	244,523
TOTAL DENMARK			55,949,404
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	33,637	132,672
	Commercial International Bank Egypt S.A.E., GDR	26,696	105,449
*	Egyptian Financial Group-Hermes Holding Co., GDR	5,738	11,476
TOTAL EGYPT			249,597
FINLAND — (1.2%)
	Ahlstrom-Munksjo Oyj	8,889	191,985
	Aktia Bank Oyj	18,893	218,366
	Alma Media Oyj	7,872	86,287
	Atria Oyj	5,381	67,285
#*	BasWare Oyj	560	26,633
#*	Bittium Oyj	6,855	54,625
	Cargotec Oyj, Class B	19,234	835,534
*	Caverion Oyj	20,214	145,441
#	Citycon Oyj	15,706	153,877
	Digia Oyj	4,257	38,766
	Elisa Oyj	23,629	1,406,796
	Enento Group Oyj	1,242	47,625
#*	Finnair Oyj	388,234	293,304
	Fiskars Oyj Abp	9,074	170,439
	Fortum Oyj	57,474	1,390,175
*	F-Secure Oyj	26,483	124,314
*	HKScan Oyj, Class A	13,829	36,368

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Huhtamaki Oyj	43,186	$2,117,653
	Kemira Oyj	76,521	1,295,272
	Kesko Oyj, Class A	25,288	614,657
	Kesko Oyj, Class B	85,416	2,217,964
	Kojamo Oyj	23,302	496,585
#	Kone Oyj, Class B	24,211	1,904,075
	Konecranes Oyj	23,775	864,497
	Lassila & Tikanoja Oyj	17,978	313,145
	Metsa Board Oyj	40,805	438,578
	Metso Outotec Oyj	171,696	1,713,190
	Neles Oyj	31,139	400,797
	Neste Oyj	41,460	2,920,466
*	Nokia Oyj	264,044	1,268,887
*	Nokia Oyj	66,112	319,497
#	Nokian Renkaat Oyj	64,321	2,355,121
*	Nordea Bank Abp	201,732	1,634,979
*	Nordea Bank Abp	26,091	211,809
	Olvi Oyj, Class A	5,575	297,527
	Oriola Oyj, Class B	71,422	175,548
	Orion Oyj, Class A	8,341	386,073
	Orion Oyj, Class B	38,175	1,751,526
*	Outokumpu Oyj	140,430	653,850
*	Pihlajalinna Oyj	890	10,692
	Ponsse Oyj	3,929	151,870
	Raisio Oyj, Class V	13,212	56,846
*	Rapala VMC Oyj	4,345	26,670
	Raute Oyj, Class A	344	9,297
	Revenio Group Oyj	7,382	449,879
	Sampo Oyj, Class A	42,505	1,786,977
	Sanoma Oyj	54,111	1,036,302
	Stora Enso Oyj, Class R	96,393	1,749,306
	Teleste Oyj	754	4,687
	TietoEVRY Oyj	18,537	609,092
	Tikkurila Oyj	21,130	841,970
	Tokmanni Group Corp.	24,258	469,581
	UPM-Kymmene Oyj	64,431	2,302,248
	Uponor Oyj	16,645	391,128
	Vaisala Oyj, Class A	4,331	208,240
	Valmet Oyj	77,800	2,490,597
#	Wartsila Oyj Abp	94,983	931,037
#	YIT Oyj	51,764	307,688
TOTAL FINLAND			43,473,623
FRANCE — (5.0%)
	ABC arbitrage	6,200	55,694
*	Accor SA	26,429	888,695
*	Aeroports de Paris	3,577	410,517
	Air Liquide SA	23,331	3,815,713
*	Airbus SE	46,119	4,637,616
#*	Akka Technologies	6,896	192,020
	AKWEL	4,438	113,786
	Albioma SA	14,179	721,113
*	Alstom SA	15,576	844,524
	Altamir	3,771	91,509
*	Alten SA	9,932	1,045,732
*	Amundi SA	7,669	570,738
	Arkema SA	37,485	4,148,074
	Assystem SA	2,373	77,013
*	Atos SE	33,872	2,599,322

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Aubay	3,407	$152,263
	AXA SA	145,307	3,219,181
*	Axway Software SA	3,324	97,033
	Bastide le Confort Medical	1,878	119,169
	Beneteau SA	17,013	232,206
*	Bigben Interactive	6,565	154,116
	BioMerieux	1,447	223,685
*	BNP Paribas SA	66,705	3,198,882
	Boiron SA	3,519	146,166
	Bollore SA	174,349	706,057
	Bonduelle SCA	9,646	237,370
#	Bourbon Corp.	4,401	0
	Bouygues SA	71,560	2,807,426
*	Bureau Veritas SA	63,856	1,675,565
	Burelle SA	16	17,073
	Capgemini SE	23,575	3,406,844
	Carrefour SA	127,690	2,165,297
#*	Casino Guichard Perrachon SA	18,513	627,929
*	Cegedim SA	2,736	78,093
*	CGG SA	315,177	317,762
	Chargeurs SA	5,643	126,468
*	Cie de Saint-Gobain	85,407	4,245,683
	Cie des Alpes	5,985	126,268
	Cie Generale des Etablissements Michelin SCA	24,487	3,374,489
	Cie Plastic Omnium SA	36,230	1,419,748
*	CNP Assurances	34,280	519,549
*	Coface SA	41,198	405,281
*	Credit Agricole SA	65,620	742,694
	Danone SA, Sponsored ADR	930	12,411
	Danone SA	53,856	3,581,348
*	Dassault Aviation SA	24	25,023
	Dassault Systemes SE	2,607	520,418
*	Derichebourg SA	50,289	339,925
#	Edenred	23,642	1,280,541
*	Eiffage SA	35,461	3,218,710
*	Electricite de France SA	81,164	1,009,238
	Electricite de Strasbourg SA	236	33,053
	Elior Group SA	42,103	265,258
*	Elis SA	68,675	1,034,335
*	Engie SA	97,358	1,510,924
*	Eramet SA	4,210	226,242
	EssilorLuxottica SA	11,553	1,634,261
*	Etablissements Maurel et Prom SA	7,093	14,230
*	Eurofins Scientific SE	32,600	3,129,167
#*	Europcar Mobility Group	49,655	39,325
	Eutelsat Communications SA	78,756	937,897
*	Exel Industries, Class A	664	53,195
*	Faurecia SE	35,576	1,861,736
*	Fnac Darty SA	9,670	543,582
	Gaztransport Et Technigaz SA	7,924	721,787
#*	Getlink SE	47,005	724,378
*	GL Events	2,338	23,230
*	Groupe Crit	1,957	151,068
	Groupe Gorge SA	782	14,385
	Guerbet	4,015	162,325
	Haulotte Group SA	4,122	30,127
	Hermes International	2,765	2,821,230
*	HEXAOM	1,748	75,450
*	ID Logistics Group	1,050	286,062

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Iliad SA	2,434	$450,125
	Imerys SA	14,116	666,540
	Ipsen SA	4,514	393,809
	IPSOS	18,653	596,228
	Jacquet Metals SA	7,037	122,473
*	JCDecaux SA	31,152	605,257
	Kaufman & Broad SA	9,388	430,096
	Kering SA	5,623	3,690,560
#*	Korian SA	31,391	1,159,855
#*	Lagardere SCA	27,324	635,126
	Laurent-Perrier	280	25,200
	Lectra	12,530	357,361
	Legrand SA	33,168	3,047,704
	Linedata Services	2,487	90,488
*	LISI	10,273	234,960
	LNA Sante SA	2,659	159,000
	L'Oreal SA	5,558	1,955,305
	LVMH Moet Hennessy Louis Vuitton SE	21,810	13,186,217
*	Maisons du Monde SA	5,640	98,563
	Manitou BF SA	3,915	130,193
	Manutan International	283	26,646
*	Mersen SA	7,475	228,216
*	METabolic EXplorer SA	13,465	46,132
*	Metropole Television SA	18,765	318,812
*	Natixis SA	175,789	661,715
*	Nexans SA	10,687	794,844
	Nexity SA	19,250	867,160
*	Nicox	5,711	30,089
*	NRJ Group	7,862	59,455
#*	Oeneo SA	10,332	139,500
*	OL Groupe SA	7,499	17,945
#*	Onxeo SA	18,073	14,512
	Orange SA	433,198	5,084,194
*	Orpea SA	9,013	1,247,048
	Pernod Ricard SA	4,871	917,998
*	Pierre Et Vacances SA	1,511	19,362
*	Plastivaloire	5,908	50,224
	Publicis Groupe SA, ADR	2,568	33,204
	Publicis Groupe SA	84,257	4,360,682
	Quadient SA	14,778	322,607
#*	Rallye SA	5,019	38,797
#*	Recylex SA	5,631	4,736
#	Remy Cointreau SA	571	105,908
*	Renault SA	34,417	1,463,704
*	Rexel SA	90,924	1,383,576
	Robertet SA	144	166,547
*	Rothschild & Co.	9,511	324,644
	Rubis SCA	18,143	821,185
*	Safran SA	27,569	3,465,632
	Sanofi	41,889	3,939,587
#	Sartorius Stedim Biotech	3,380	1,414,137
*	Savencia SA	1,851	134,741
	Schneider Electric SE	19,747	2,890,184
	Schneider Electric SE	523	76,328
*	SCOR SE	53,983	1,641,547
	SEB SA	8,272	1,571,993
	Seche Environnement SA	808	41,606
	SES SA	161,593	1,377,462
	Societe BIC SA	9,439	538,724

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Societe Generale SA	105,097	$1,959,323
*	Societe Marseillaise du Tunnel Prado-Carenage SA	433	8,130
	Societe pour l'Informatique Industrielle	3,659	93,655
*	Sodexo SA	21,840	1,943,232
*	SOITEC	6,172	1,240,782
#*	Solocal Group	29,165	93,580
	Somfy SA	3,652	633,513
*	Sopra Steria Group	7,112	1,179,834
*	SPIE SA	40,989	905,108
	Stef SA	2,121	192,793
	STMicroelectronics NV	49,318	1,976,202
	Suez SA	60,158	1,234,656
	Sword Group	2,456	101,805
*	Synergie SE	3,392	129,481
*	Tarkett SA	13,903	248,305
	Teleperformance	9,074	2,967,942
*	Television Francaise 1	34,570	299,665
	Thales SA	17,041	1,529,039
	Thermador Groupe	1,268	112,235
	Total Gabon	398	64,132
	Total SE	225,223	9,492,783
	TOTAL SE, Sponsored ADR	16,704	702,900
	Trigano SA	4,185	735,819
*	Ubisoft Entertainment SA	25,742	2,573,790
*	Union Financiere de France BQE SA	1,562	39,772
	Valeo SA	106,552	3,966,618
#*	Vallourec SA	3,519	104,132
#*	Valneva SE	16,053	184,076
	Veolia Environnement SA, ADR	1,217	32,567
	Veolia Environnement SA	46,913	1,250,146
	Vetoquinol SA	997	104,249
	Vicat SA	8,127	349,604
	Vilmorin & Cie SA	2,607	161,365
	Vinci SA	66,251	6,143,332
*	Virbac SA	710	184,804
	Vivendi SA	29,844	917,061
*	Vranken-Pommery Monopole SA	1,450	24,538
*	Worldline SA	48,200	4,074,321
*	Xilam Animation S.A.	206	11,562
*	XPO Logistics Europe SADIR	32	10,871
TOTAL FRANCE			189,689,389
GERMANY — (4.4%)
	1&1 Drillisch AG	13,878	336,838
	7C Solarparken AG	12,364	66,190
*	Aareal Bank AG	24,766	564,198
*	Adidas AG	13,360	4,236,173
*	ADLER Group SA	15,038	453,170
*	ADVA Optical Networking SE	25,606	280,182
*	AIXTRON SE	14,963	279,663
	All for One Group SE	816	59,320
#	Allgeier SE	1,536	40,559
	Allianz SE	24,244	5,479,363
	Allianz SE, Sponsored ADR	16,287	368,575
*	Amadeus Fire AG	1,960	268,036
	Aroundtown SA	162,988	1,131,505
	Atoss Software AG	1,346	303,813
	Aurubis AG	15,226	1,173,432
	BASF SE	38,903	3,006,665

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Basler AG	1,428	$146,731
*	Bauer AG	5,064	74,111
	Bayer AG, Sponsored ADR	1,092	16,606
	Bayer AG	59,637	3,609,400
	Bayerische Motoren Werke AG	72,976	6,178,794
	BayWa AG	6,370	250,143
	Bechtle AG	13,344	2,827,629
	Beiersdorf AG	3,430	374,402
	Bertrandt AG	2,454	128,541
	bet-at-home.com AG	1,209	55,781
*	Bijou Brigitte AG	671	18,028
#	Bilfinger SE	13,078	442,758
*	Borussia Dortmund GmbH & Co. KGaA	14,133	88,041
	Brenntag AG	45,305	3,548,878
	CANCOM SE	6,933	410,676
#	Carl Zeiss Meditec AG	2,601	406,497
*	CECONOMY AG	68,480	440,266
*	CENIT AG	4,360	71,767
	Cewe Stiftung & Co. KGAA	4,089	548,380
*	Commerzbank AG	376,835	2,489,738
	CompuGroup Medical SE & Co. KgaA	9,159	903,597
	Continental AG	18,987	2,657,306
*	Corestate Capital Holding SA	6,754	121,854
	Covestro AG	58,134	3,949,146
	CropEnergies AG	12,538	189,968
*	CTS Eventim AG & Co. KGaA	18,088	1,067,175
	Daimler AG	113,029	7,938,486
*	Delivery Hero SE	2,437	370,143
*	Deutsche Bank AG	232,746	2,346,844
*	Deutsche Bank AG	22,682	229,542
	Deutsche Beteiligungs AG	6,117	267,266
	Deutsche Boerse AG	21,374	3,431,660
*	Deutsche EuroShop AG	13,778	294,765
*	Deutsche Lufthansa AG	83,973	1,081,785
*	Deutsche Pfandbriefbank AG	56,777	557,271
	Deutsche Post AG	93,242	4,605,693
	Deutsche Telekom AG	371,759	6,610,825
	Deutsche Wohnen SE	26,253	1,299,170
*	Deutz AG	57,564	373,534
	DIC Asset AG	13,392	225,811
	DMG Mori AG	3,732	188,415
	Dr Hoenle AG	1,186	75,572
	Draegerwerk AG & Co. KGaA	1,349	111,551
#	Duerr AG	26,476	1,074,704
	E.ON SE	41,238	436,238
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,696	312,447
*	EDAG Engineering Group AG	4,778	54,658
	Elmos Semiconductor SE	2,084	82,918
#*	ElringKlinger AG	12,064	226,983
	Energiekontor AG	4,020	262,277
	Evonik Industries AG	29,097	956,827
*	Ferratum Oyj	610	4,357
*	Fielmann AG	8,958	777,249
	First Sensor AG	2,116	105,720
	FORTEC Elektronik AG	461	10,166
*	Francotyp-Postalia Holding AG, Class A	4,794	18,454
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	783,171
	Freenet AG	53,644	1,120,075
	Fresenius Medical Care AG & Co. KGaA	35,908	2,904,916

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Fresenius SE & Co. KGaA	50,236	$2,237,145
	Fuchs Petrolub SE	7,989	356,486
	GEA Group AG	19,001	656,520
	Gerresheimer AG	14,689	1,562,870
	Gesco AG	3,358	82,167
	GFT Technologies SE	10,615	155,890
*	Grammer AG	1,202	30,153
	Grand City Properties SA	21,864	543,069
#*	H&R GmbH & Co. KGaA	5,091	37,076
	Hamburger Hafen und Logistik AG	12,729	274,657
	Hannover Rueck SE	5,621	871,047
#	Hapag-Lloyd AG	10,234	1,155,930
	HeidelbergCement AG	19,986	1,477,349
*	Heidelberger Druckmaschinen AG	166,662	264,081
*	Hella GmbH & Co KGaA	7,605	463,640
	Henkel AG & Co. KGaA	3,516	328,764
*	Highlight Communications AG	2,448	12,126
#	Hochtief AG	4,602	427,890
*	HolidayCheck Group AG	10,948	25,575
	Hornbach Baumarkt AG	4,042	170,384
	Hornbach Holding AG & Co. KGaA	3,557	336,509
	Hugo Boss AG	23,320	830,063
*	Hypoport SE	949	645,499
	Indus Holding AG	9,144	370,587
	Infineon Technologies AG	41,271	1,653,463
	Infineon Technologies AG, ADR	5,048	202,677
*	Instone Real Estate Group AG	5,325	135,085
	IVU Traffic Technologies AG	3,385	73,039
	Jenoptik AG	10,649	369,281
*	JOST Werke AG	3,836	194,446
	K+S AG	81,739	922,521
	KION Group AG	46,337	4,000,743
*	Kloeckner & Co. SE	35,562	325,295
	Knorr-Bremse AG	1,565	207,099
#*	Koenig & Bauer AG	6,842	211,032
	Krones AG	3,585	296,742
	KWS Saat SE & Co., KGaA	2,285	199,891
	Lanxess AG	30,625	2,307,140
	LEG Immobilien AG	12,367	1,772,828
	Leifheit AG	2,142	112,532
#*	Leoni AG	13,985	200,722
	LPKF Laser & Electronics AG	3,217	107,546
#*	Manz AG	1,498	92,331
*	Medigene AG	1,354	7,340
	Merck KGaA	4,543	757,176
	METRO AG	95,603	1,115,585
	MLP SE	19,700	139,568
	MTU Aero Engines AG	7,031	1,631,428
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,135	1,891,902
*	Nagarro SE	1,536	140,547
	Nemetschek SE	16,893	1,189,302
	New Work SE	996	275,767
	Nexus AG	2,162	139,279
*	Nordex SE	28,602	809,728
	Norma Group SE	10,494	523,335
*	OHB SE	2,856	136,358
	Patrizia AG	13,156	400,811
#	Pfeiffer Vacuum Technology AG	1,801	391,933
	PNE AG	31,116	292,748

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Progress-Werk Oberkirch AG	638	$17,051
*	ProSiebenSat.1 Media SE	84,797	1,532,330
	PSI Software AG	1,986	67,061
#*	Puma SE	1,099	107,541
*	Puma SE	2,090	204,884
	q.beyond AG	52,994	111,513
*	QIAGEN NV	14,153	767,355
#	Rational AG	995	956,472
	Rheinmetall AG	20,377	2,151,634
*	RTL Group SA	14,468	827,567
	RWE AG	77,383	3,324,240
*	SAF-Holland SE	20,283	282,162
*	Salzgitter AG	18,233	474,044
	SAP SE, Sponsored ADR	1,405	177,311
	SAP SE	27,602	3,502,362
*	Schaltbau Holding AG	1,428	53,645
	Schloss Wachenheim AG	576	10,556
#	Scout24 AG	6,268	483,962
	Secunet Security Networks AG	408	138,826
*	SGL Carbon SE	3,031	22,894
	Siemens AG	25,310	3,921,535
#	Siltronic AG	9,824	1,674,242
*	Sixt SE	7,260	843,583
*	SMA Solar Technology AG	1,185	86,432
*	SMT Scharf AG	697	7,688
	Softing AG	1,374	8,695
	Software AG	15,029	609,379
	Stabilus SA	7,794	583,387
	STRATEC SE	1,048	172,512
	Stroeer SE & Co. KGaA	12,131	1,093,101
	Suedzucker AG	23,693	345,316
*	SUESS MicroTec SE	6,740	186,020
*	Surteco Group SE	3,208	94,103
	Symrise AG	14,502	1,804,681
	TAG Immobilien AG	32,978	1,012,646
*	Takkt AG	14,788	185,806
*	Talanx AG	15,227	568,646
*	Technotrans SE	2,982	91,401
*	Tele Columbus AG	8,186	32,025
#	Telefonica Deutschland Holding AG	442,048	1,211,407
*	Thyssenkrupp AG	93,145	1,079,963
	Traffic Systems SE	789	34,542
	Uniper SE	20,130	704,918
	United Internet AG	58,783	2,550,915
	VERBIO Vereinigte BioEnergie AG	10,179	515,586
	Volkswagen AG	3,072	648,287
	Vonovia SE	25,306	1,689,667
*	Vossloh AG	3,070	160,575
	Wacker Chemie AG	8,087	1,170,413
*	Wacker Neuson SE	13,053	261,910
*	Washtec AG	4,170	247,467
	Wuestenrot & Wuerttembergische AG	12,320	252,538
*	Zalando SE	5,048	578,809
	Zeal Network SE	2,653	133,359
*	zooplus AG	337	78,031
TOTAL GERMANY			164,599,080
GREECE — (0.1%)
*	Aegean Airlines SA	2,697	13,439

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Alpha Bank AE	214,461	$194,034
	Autohellas Tourist and Trading SA	3,700	24,662
	Bank of Greece	4,789	90,319
*	Ellaktor SA	26,314	44,495
*	Eurobank Ergasias Services and Holdings SA, Class A	179,981	118,878
*	FF Group	1,384	1,512
*	Fourlis Holdings SA	4,698	21,463
*	GEK Terna Holding Real Estate Construction SA	10,043	87,137
	Hellenic Exchanges - Athens Stock Exchange SA	12,599	53,318
	Hellenic Telecommunications Organization SA	19,115	277,849
	Holding Co. ADMIE IPTO SA	25,205	72,772
	JUMBO SA	3,413	53,464
*	LAMDA Development SA	2,797	21,477
	Motor Oil Hellas Corinth Refineries SA	7,377	103,697
	Mytilineos SA	7,593	110,552
*	National Bank of Greece SA	48,125	112,937
	OPAP SA	7,230	88,511
*	Piraeus Financial Holdings SA	119,111	129,001
*	Public Power Corp. SA	4,356	37,180
	Sarantis SA	2,316	25,486
	Terna Energy SA	12,421	211,759
	Titan Cement International SA	2,126	37,052
TOTAL GREECE			1,930,994
HONG KONG — (1.7%)
*	Aceso Life Science Group, Ltd.	500,500	15,170
	Aeon Credit Service Asia Co., Ltd.	96,000	64,043
	AIA Group, Ltd.	562,200	6,778,303
	APAC Resources, Ltd.	66,000	11,247
*	Applied Development Holdings, Ltd.	415,000	8,138
	Asia Financial Holdings, Ltd.	72,000	35,815
*	Asia Standard International Group, Ltd.	326,000	39,489
	Asiasec Properties, Ltd.	63,900	9,337
	ASM Pacific Technology, Ltd.	42,900	622,967
#	Atlas Corp.	30,443	342,179
	Bank of East Asia, Ltd. (The)	254,690	551,188
#*	Beijing Energy International Holding Co., Ltd.	2,208,000	70,968
	BOC Aviation, Ltd.	83,000	675,936
	BOC Hong Kong Holdings, Ltd.	305,500	911,002
	BOCOM International Holdings Co., Ltd.	215,000	34,866
	BOE Varitronix, Ltd.	270,000	132,158
	Bright Smart Securities & Commodities Group, Ltd.	58,000	15,477
	Brightoil Petroleum Holdings, Ltd.	789,000	28,626
	Build King Holdings, Ltd.	90,000	10,664
*	Burwill Holdings, Ltd.	882,000	1,513
	Cafe de Coral Holdings, Ltd.	164,000	336,705
#*	Cathay Pacific Airways, Ltd.	424,454	326,807
	Century City International Holdings, Ltd.	320,000	17,393
#	CGN Mining Co., Ltd.	475,000	26,917
*	China Best Group Holding, Ltd.	247,999	12,086
*	China Boton Group Co., Ltd.	130,000	132,196
*	China Energy Development Holdings, Ltd.	1,658,000	22,834
	China Huiyuan Juice Group, Ltd.	324,500	14,674
	China Motor Bus Co., Ltd.	2,400	30,434
	China New Higher Education Group, Ltd.	196,000	130,179
#*	China Star Entertainment, Ltd.	940,000	171,953
*	China Strategic Holdings, Ltd.	4,765,000	105,905
	Chinese Estates Holdings, Ltd.	189,000	85,485
	Chinney Investments, Ltd.	48,000	10,674

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chow Sang Sang Holdings International, Ltd.	134,000	$160,726
	Chow Tai Fook Jewellery Group, Ltd.	269,600	323,681
	Chuang's China Investments, Ltd.	440,000	22,388
	Chuang's Consortium International, Ltd.	444,000	55,324
	CK Asset Holdings, Ltd.	330,700	1,650,034
	CK Hutchison Holdings, Ltd.	183,200	1,264,268
	CK Infrastructure Holdings, Ltd.	72,500	384,928
#	CK Life Sciences Intl Holdings, Inc.	596,000	66,665
	CLP Holdings, Ltd.	71,000	666,304
	CNQC International Holdings, Ltd.	342,500	32,676
	Convenience Retail Asia, Ltd.	92,000	8,540
#*	Convoy Global Holdings, Ltd.	1,758,000	7,097
	Cowell e Holdings, Inc.	127,000	95,100
	CSI Properties, Ltd.	2,250,000	65,680
	Dah Sing Banking Group, Ltd.	130,000	129,055
	Dah Sing Financial Holdings, Ltd.	70,400	199,211
	Dickson Concepts International, Ltd.	75,000	35,362
	Dynamic Holdings, Ltd.	12,000	21,506
	Eagle Nice International Holdings, Ltd.	128,000	68,970
	EcoGreen International Group, Ltd.	50,000	8,375
*	Emperor Capital Group, Ltd.	2,052,000	37,541
	Emperor Entertainment Hotel, Ltd.	220,000	33,687
#	Emperor International Holdings, Ltd.	598,000	81,601
*	Emperor Watch & Jewellery, Ltd.	1,680,000	23,609
*	ENM Holdings, Ltd.	360,000	29,640
*	Esprit Holdings, Ltd.	824,800	96,740
	Fairwood Holdings, Ltd.	31,500	68,147
	Far East Consortium International, Ltd.	469,590	171,688
	Fiber Optic Center, Inc.	310,000	2,099
#*	FIH Mobile, Ltd.	1,512,000	237,119
	First Pacific Co., Ltd.	1,030,000	318,090
*	First Shanghai Investments, Ltd.	392,000	17,621
	Fountain SET Holdings, Ltd.	350,000	42,390
*	Freeman Fintech Corp, Ltd.	532,000	1,160
	Fuguiniao Co., Ltd.	37,999	3,566
	Galaxy Entertainment Group, Ltd.	24,000	181,074
*	Genting Hong Kong, Ltd.	188,000	6,659
	Giordano International, Ltd.	596,000	101,286
	Golden Resources Development International, Ltd.	152,000	11,747
#*	Gold-Finance Holdings, Ltd.	184,000	320
*	Good Resources Holdings, Ltd.	630,000	5,184
*	Goodbaby International Holdings, Ltd.	422,000	53,129
*	GR Properties, Ltd.	186,000	22,496
	Great Eagle Holdings, Ltd.	95,214	284,214
*	G-Resources Group, Ltd.	7,977,000	44,188
	Guoco Group, Ltd.	2,000	24,295
	Guotai Junan International Holdings, Ltd.	1,273,000	201,298
	Haitong International Securities Group, Ltd.	1,043,770	289,771
	Hang Lung Group, Ltd.	340,000	859,908
	Hang Lung Properties, Ltd.	245,000	651,065
	Hang Seng Bank, Ltd.	38,300	690,716
	Hanison Construction Holdings, Ltd.	60,757	7,981
	Henderson Land Development Co., Ltd.	188,909	772,634
	HK Electric Investments & HK Electric Investments, Ltd.	260,000	256,645
	HKBN, Ltd.	247,000	357,324
	HKR International, Ltd.	302,560	122,761
	HKT Trust & HKT, Ltd.	653,000	859,464
	Hon Kwok Land Investment Co., Ltd.	22,000	7,725
	Hong Kong & China Gas Co., Ltd.	245,875	353,134

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Exchanges & Clearing, Ltd.	68,746	$4,395,080
	Hong Kong Ferry Holdings Co., Ltd.	18,000	14,141
	Hongkong & Shanghai Hotels, Ltd. (The)	161,683	139,943
	Honma Golf, Ltd.	53,500	37,092
	Hosa International, Inc.	144,000	1,010
	Hsin Chong Group Holdings, Ltd.	620,000	5,246
	Hua Han Health Industry Holdings, Ltd.	1,174,000	45,426
	Hung Hing Printing Group, Ltd.	74,000	9,910
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	746,000	118,143
	Hysan Development Co., Ltd.	139,000	504,082
*	I-CABLE Communications, Ltd.	800,100	6,377
*	Imagi International Holdings, Ltd.	90,300	12,576
	International Housewares Retail Co., Ltd.	113,000	36,074
	IPE Group, Ltd.	180,000	16,248
*	IRC, Ltd.	1,928,000	37,775
*	IT, Ltd.	364,000	132,362
	ITC Properties Group, Ltd.	201,073	29,416
	Jacobson Pharma Corp., Ltd.	54,000	7,311
*	JBM Healthcare, Ltd.	6,750	975
	Johnson Electric Holdings, Ltd.	182,500	539,014
	Karrie International Holdings, Ltd.	338,000	47,918
	Kerry Logistics Network, Ltd.	283,500	604,609
	Kerry Properties, Ltd.	209,000	540,921
	Kingmaker Footwear Holdings, Ltd.	158,000	16,820
	Kingston Financial Group, Ltd.	962,000	76,803
	Kowloon Development Co., Ltd.	150,000	167,017
*	Kwoon Chung Bus Holdings, Ltd.	22,000	6,143
*	Lai Sun Development Co., Ltd.	95,180	78,229
*	Landing International Development, Ltd.	679,800	18,827
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	505,500	63,150
*	Lifestyle International Holdings, Ltd.	220,500	156,740
	Lippo China Resources, Ltd.	810,000	11,683
	Lippo, Ltd.	58,000	17,195
	Liu Chong Hing Investment, Ltd.	84,000	76,630
	L'Occitane International SA	195,500	537,688
	Luk Fook Holdings International, Ltd.	144,000	311,942
	Lung Kee Bermuda Holdings	74,000	25,408
	Man Wah Holdings, Ltd.	668,000	1,473,311
#*	Mason Group Holdings, Ltd.	9,010,798	32,426
*	Master Glory Group, Ltd.	197,847	1,245
*	Meilleure Health International Industry Group, Ltd.	6,000	440
	Melco International Development, Ltd.	178,000	310,593
	Melco Resorts & Entertainment, Ltd., ADR	3,081	49,265
	MGM China Holdings, Ltd.	29,200	44,003
*	MH Development, Ltd.	24,000	673
*	Midland Holdings, Ltd.	154,854	15,310
	Ming Fai International Holdings, Ltd.	139,000	12,793
	Miramar Hotel & Investment	79,000	145,109
*	Mobvista, Inc.	26,000	20,129
	Modern Dental Group, Ltd.	140,000	23,619
	MTR Corp., Ltd.	44,833	260,179
	NagaCorp., Ltd.	774,000	878,762
	Nameson Holdings, Ltd.	354,000	19,411
	New World Development Co., Ltd.	57,952	268,323
#*	NewOcean Energy Holdings, Ltd.	370,000	31,906
	NWS Holdings, Ltd.	485,116	466,421
	Oriental Watch Holdings	155,596	50,476
*	Oshidori International Holdings, Ltd.	1,594,198	133,811

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Pacific Basin Shipping, Ltd.	1,992,000	$345,677
#*	Pacific Century Premium Developments, Ltd.	218,483	23,300
	Pacific Textiles Holdings, Ltd.	508,000	315,338
	Paliburg Holdings, Ltd.	128,000	33,614
*	Paradise Entertainment, Ltd.	132,000	14,454
*	PC Partner Group, Ltd.	122,000	44,835
#	PCCW, Ltd.	1,832,658	1,019,152
	Perennial Energy Holdings, Ltd.	30,000	56,935
	Perfect Shape Medical, Ltd.	124,000	50,114
	Pico Far East Holdings, Ltd.	324,000	52,546
	Playmates Holdings, Ltd.	260,000	30,487
	Polytec Asset Holdings, Ltd.	574,800	109,581
	Power Assets Holdings, Ltd.	113,500	602,306
*	Prada SpA	153,700	944,466
	Prinx Chengshan Cayman Holding, Ltd.	10,000	10,525
*	PT International Development Co., Ltd.	454,000	11,992
	Public Financial Holdings, Ltd.	156,000	39,364
*	PYI Corp., Ltd.	89,200	3,440
#	Regal Hotels International Holdings, Ltd.	120,000	43,360
	Regina Miracle International Holdings, Ltd.	81,000	24,004
*	Sa Sa International Holdings, Ltd.	559,838	82,784
	Safety Godown Co., Ltd.	24,000	10,353
*	Samsonite International SA	548,700	788,985
	Sands China, Ltd.	145,600	578,228
	SAS Dragon Holdings, Ltd.	88,000	34,477
	SEA Holdings, Ltd.	60,582	65,205
*	Shangri-La Asia, Ltd.	472,000	401,086
	Shenzhou International Group Holdings, Ltd.	187,200	3,650,681
#	Shoucheng Holdings, Ltd.	676,800	161,679
	Shun Tak Holdings, Ltd.	684,000	199,653
*	Sincere Watch Hong Kong, Ltd.	430,000	4,050
*	Sing Tao News Corp., Ltd.	146,000	17,136
	Singamas Container Holdings, Ltd.	792,000	58,039
	Sino Land Co., Ltd.	506,567	701,627
	SJM Holdings, Ltd.	382,000	409,582
	SmarTone Telecommunications Holdings, Ltd.	218,000	117,018
	SMI Culture & Travel Group Holdings, Ltd.	336,796	4,075
*	SOCAM Development, Ltd.	26,610	4,524
	Soundwill Holdings, Ltd.	41,000	41,261
	Stella International Holdings, Ltd.	163,000	192,758
*	Summit Ascent Holdings, Ltd.	76,000	8,320
	Sun Hung Kai & Co., Ltd.	211,000	86,355
	Sun Hung Kai Properties, Ltd.	74,500	1,017,686
	SUNeVision Holdings, Ltd.	80,000	72,336
	Swire Pacific, Ltd., Class A	100,000	624,958
	Swire Pacific, Ltd., Class B	167,500	170,130
	Swire Properties, Ltd.	90,000	260,876
	TAI Cheung Holdings, Ltd.	164,000	99,565
	Tao Heung Holdings, Ltd.	168,000	17,092
	Tech-Pro, Inc.	1,538,000	2,539
	Techtronic Industries Co., Ltd.	180,500	2,696,377
	Television Broadcasts, Ltd.	138,200	133,897
	Tenwow International Holdings, Ltd.	224,000	8,234
	Texwinca Holdings, Ltd.	332,000	65,375
#*	Town Health International Medical Group, Ltd.	274,000	4,559
	Tradelink Electronic Commerce, Ltd.	290,000	36,637
	Transport International Holdings, Ltd.	83,646	156,180
	Union Medical Healthcare, Ltd.	47,000	35,545
	United Laboratories International Holdings, Ltd. (The)	338,000	234,346

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Untrade CW Group Holdings	193,500	$1,081
#	Value Partners Group, Ltd.	145,000	95,787
	Valuetronics Holdings, Ltd.	195,980	93,113
	Vedan International Holdings, Ltd.	124,000	11,196
	Vitasoy International Holdings, Ltd.	262,000	1,140,245
	VPower Group International Holdings, Ltd.	43,000	13,196
	VSTECS Holdings, Ltd.	350,000	305,575
	VTech Holdings, Ltd.	58,600	468,467
	Wai Kee Holdings, Ltd.	62,000	30,298
	Wang On Group, Ltd.	4,680,000	34,308
*	Wealthking Investments, Ltd.	148,000	19,830
	WH Group, Ltd.	2,349,000	1,903,521
	Wharf Holdings, Ltd. (The)	417,000	917,521
	Wharf Real Estate Investment Co., Ltd.	132,000	697,172
#	Wing Tai Properties, Ltd.	52,000	26,221
*	Wynn Macau, Ltd.	184,800	292,792
*	Xingye Alloy Materials Group, Ltd.	86,000	12,344
	Xinyi Glass Holdings, Ltd.	708,000	1,712,634
	YT Realty Group, Ltd.	62,245	15,656
	Yue Yuen Industrial Holdings, Ltd.	340,000	739,610
*	Zhaobangji Properties Holdings, Ltd.	136,000	16,453
*	Zhongzheng International Co., Ltd.	408,000	1,211
TOTAL HONG KONG			63,040,992
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	174,917	233,243
*	MOL Hungarian Oil & Gas P.L.C.	176,173	1,322,934
*	Opus Global Nyrt	47,307	41,799
*	OTP Bank Nyrt	19,097	870,742
	Richter Gedeon Nyrt	16,465	463,811
TOTAL HUNGARY			2,932,529
INDIA — (3.5%)
*	3M India, Ltd.	498	131,114
	Aarti Drugs, Ltd.	15,608	145,003
	Aarti Industries, Ltd.	20,266	321,541
	ABB India, Ltd.	1,147	21,761
*	ABB Powar Products & System India, Ltd.	229	3,797
	Abbott India, Ltd.	863	167,823
	ACC, Ltd.	11,892	260,947
	Adani Enterprises, Ltd.	32,514	222,892
*	Adani Green Energy, Ltd.	61,444	862,314
	Adani Ports & Special Economic Zone, Ltd.	82,442	575,036
*	Adani Power, Ltd.	468,478	329,358
	Adani Total Gas, Ltd.	43,159	224,025
*	Adani Transmissions, Ltd.	105,739	667,933
*	Aditya Birla Capital, Ltd.	190,334	211,229
*	Aditya Birla Fashion and Retail, Ltd.	49,641	101,745
	Advanced Enzyme Technologies, Ltd.	14,719	64,334
	Aegis Logistics, Ltd.	18,196	70,491
	Agro Tech Foods, Ltd.	1,165	13,098
*	Ahluwalia Contracts India, Ltd.	1,883	6,959
	AIA Engineering, Ltd.	6,681	179,006
	Ajanta Pharma, Ltd.	12,007	288,613
	Akzo Nobel India, Ltd.	2,300	70,351
	Alembic Pharmaceuticals, Ltd.	25,708	332,762
	Alembic, Ltd.	28,091	35,727
	Alkyl Amines Chemicals	1,008	66,501

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Allcargo Logistics, Ltd.	31,372	$55,931
	Amara Raja Batteries, Ltd.	20,590	258,670
	Ambuja Cements, Ltd.	205,102	684,153
*	Amtek Auto, Ltd.	25,857	183
*	Anant Raj Global, Ltd.	44,042	13,431
*	APL Apollo Tubes, Ltd.	18,790	232,994
	Apollo Hospitals Enterprise, Ltd.	11,573	405,733
	Apollo Tyres, Ltd.	127,582	342,562
*	Arvind Fashions, Ltd.	19,557	38,732
	Asahi India Glass, Ltd.	16,342	58,943
	Ashok Leyland, Ltd.	395,242	594,909
*	Ashoka Buildcon, Ltd.	26,970	32,141
	Asian Paints, Ltd.	22,199	732,988
*	Aster DM Healthcare, Ltd.	22,456	48,628
	Astral Poly Technik, Ltd.	10,589	246,856
	Atul, Ltd.	3,254	284,288
	Aurobindo Pharma, Ltd.	130,293	1,614,281
	Automotive Axles, Ltd.	3,296	44,828
	Avanti Feeds, Ltd.	16,178	112,616
*	Avenue Supermarts, Ltd.	2,775	102,440
*	Axis Bank, Ltd.	198,386	1,807,460
	Bajaj Auto, Ltd.	5,680	312,850
*	Bajaj Consumer Care, Ltd.	18,382	52,546
*	Bajaj Electricals, Ltd.	7,868	78,079
	Bajaj Finance, Ltd.	11,609	749,945
	Bajaj Finserv, Ltd.	2,840	338,268
	Bajaj Holdings & Investment, Ltd.	8,383	371,097
	Balaji Amines, Ltd.	4,219	64,830
	Balkrishna Industries, Ltd.	23,789	516,649
	Balmer Lawrie & Co., Ltd.	31,203	50,632
*	Balrampur Chini Mills, Ltd.	73,082	169,810
*	Bank of Baroda	256,940	239,822
*	Bank of Maharashtra	425,662	87,646
	BASF India, Ltd.	2,387	51,474
	Bata India, Ltd.	8,574	176,322
	BEML, Ltd.	2,678	33,362
	Berger Paints India, Ltd.	33,662	328,232
	Bharat Dyanamics, Ltd.	6,506	29,563
	Bharat Electronics, Ltd.	242,806	430,019
	Bharat Forge, Ltd.	77,761	623,862
*	Bharat Heavy Electricals, Ltd.	215,025	106,193
	Bharat Petroleum Corp., Ltd.	58,582	309,181
	Bharat Rasayan, Ltd.	275	37,538
	Bharti Airtel, Ltd.	311,794	2,355,477
*	Biocon, Ltd.	24,159	123,215
	Birla Corp., Ltd.	9,881	97,059
	Birlasoft, Ltd.	76,048	259,548
	Bliss Gvs Pharma, Ltd.	16,236	40,609
*	Blue Dart Express, Ltd.	1,564	85,344
	Blue Star, Ltd.	6,502	65,783
	Bodal Chemicals, Ltd.	20,599	19,957
	Borosil Renewables, Ltd.	14,247	53,407
*	Borosil, Ltd.	14,247	35,440
	Bosch, Ltd.	1,452	304,052
	Brigade Enterprises, Ltd.	23,168	75,637
	Britannia Industries, Ltd.	7,461	357,942
	BSE, Ltd.	5,002	40,239
	Cadila Healthcare, Ltd.	66,448	410,129
	Can Fin Homes, Ltd.	23,250	152,679

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Canara Bank	72,025	$131,125
*	Capacit'e Infraprojects, Ltd.	8,742	19,504
	Caplin Point Laboratories, Ltd.	5,976	37,478
	Carborundum Universal, Ltd.	21,129	117,096
	Care Ratings, Ltd.	3,646	24,047
	Castrol India, Ltd.	102,916	180,601
	CCL Products India, Ltd.	36,778	120,387
	Ceat, Ltd.	8,354	168,542
	Central Depository Services India, Ltd.	4,556	30,005
	Century Plyboards India, Ltd.	21,503	77,672
	Century Textiles & Industries, Ltd.	12,674	72,220
	Cera Sanitaryware, Ltd.	2,216	103,886
	CESC, Ltd.	15,790	131,860
	Chambal Fertilizers & Chemicals, Ltd.	67,533	221,367
	Chennai Super Kings Cricket, Ltd.	52,326	303
	Cholamandalam Financial Holdings, Ltd.	25,504	173,327
	Cholamandalam Investment and Finance Co., Ltd.	100,903	551,600
	Cipla, Ltd.	52,929	599,712
	City Union Bank, Ltd.	73,408	170,938
	Coal India, Ltd.	114,694	197,313
	Cochin Shipyard, Ltd.	16,230	77,393
*	Coffee Day Enterprises, Ltd.	10,998	2,979
	Coforge, Ltd.	3,028	98,502
	Colgate-Palmolive India, Ltd.	14,777	324,120
	Container Corp. Of India, Ltd.	45,196	270,268
	Coromandel International, Ltd.	43,719	506,352
*	CreditAccess Grameen, Ltd.	3,366	31,936
	CRISIL, Ltd.	5,681	148,126
	Crompton Greaves Consumer Electricals, Ltd.	118,788	690,414
	Cummins India, Ltd.	9,407	84,869
	Cyient, Ltd.	9,656	79,349
	Dabur India, Ltd.	53,464	375,806
	Dalmia Bharat, Ltd.	23,498	368,142
	DB Corp., Ltd.	24,605	27,542
*	DCB Bank, Ltd.	84,198	115,625
	DCM Shriram, Ltd.	20,669	123,130
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	12,703	26,998
	Deepak Nitrite, Ltd.	7,234	96,057
	Delta Corp., Ltd.	32,285	65,340
*	DEN Networks, Ltd.	14,544	11,680
	Dhampur Sugar Mills, Ltd.	11,915	26,135
	Dhani Services, Ltd.	81,210	373,503
	Dhani Services, Ltd.	1,855	5,048
	Dhanuka Agritech, Ltd.	5,690	57,849
	Dilip Buildcon, Ltd.	15,884	91,995
*	Dish TV India, Ltd.	100,541	16,855
*	Dishman Carbogen Amcis, Ltd.	27,694	46,540
	Divi's Laboratories, Ltd.	18,399	850,094
	Dixon Technologies India, Ltd.	553	106,791
	DLF, Ltd.	156,742	548,411
	Dr Lal PathLabs, Ltd.	4,848	149,284
	Dr Reddy's Laboratories, Ltd.	8,129	510,505
*	DRC Systems India Pvt, Ltd.	206	35
*	Dredging Corp. of India, Ltd.	1,813	6,950
	eClerx Services, Ltd.	10,525	140,972
*	Edelweiss Financial Services, Ltd.	141,455	121,454
	Eicher Motors, Ltd.	16,530	623,456
*	EID Parry India, Ltd.	27,575	129,152
*	EIH, Ltd.	34,031	43,247

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Elgi Equipments, Ltd.	13,736	$29,735
	Emami, Ltd.	31,132	214,265
	Endurance Technologies, Ltd.	4,761	90,509
	Engineers India, Ltd.	64,564	64,269
	EPL, Ltd.	10,881	36,396
	Eris Lifesciences, Ltd.	2,384	19,830
	Escorts, Ltd.	21,460	354,268
	Excel Industries, Ltd.	767	8,751
	Exide Industries, Ltd.	110,985	292,028
*	FAIRCHEM ORGANICS, Ltd.	494	4,038
	FDC, Ltd.	13,235	52,657
*	Federal Bank, Ltd.	595,372	590,858
	Fine Organic Industries, Ltd.	725	23,410
	Finolex Cables, Ltd.	17,786	89,472
	Finolex Industries, Ltd.	14,401	114,308
	Firstsource Solutions, Ltd.	78,315	93,571
	Force Motors, Ltd.	3,168	58,467
*	Fortis Healthcare, Ltd.	183,158	405,339
*	Future Consumer, Ltd.	53,466	6,149
*	Future Lifestyle Fashions, Ltd.	6,919	8,323
	Gabriel India, Ltd.	18,231	28,026
	GAIL India, Ltd.	327,555	559,705
	Galaxy Surfactants, Ltd.	1,273	36,024
	Garware Technical Fibres, Ltd.	4,218	131,612
	Gateway Distriparks, Ltd.	24,186	52,151
*	GE T&D India, Ltd.	23,648	37,841
*	General Insurance Corp. of India	16,865	30,456
*	GFL, Ltd.	10,933	13,120
	GHCL, Ltd.	18,451	51,444
	Gillette India, Ltd.	1,460	111,677
	GlaxoSmithKline Pharmaceuticals, Ltd.	4,376	87,926
	Glenmark Pharmaceuticals, Ltd.	58,036	375,532
	GMM Pfaudler, Ltd.	529	25,831
	Godfrey Phillips India, Ltd.	5,565	69,625
	Godrej Consumer Products, Ltd.	33,599	344,621
*	Godrej Industries, Ltd.	28,932	173,231
*	Godrej Properties, Ltd.	845	14,611
	Granules India, Ltd.	57,964	265,862
	Graphite India, Ltd.	5,384	23,193
	Grasim Industries, Ltd.	85,002	1,234,031
	Great Eastern Shipping Co., Ltd. (The)	25,115	90,080
*	Greaves Cotton, Ltd.	37,599	43,776
	Greenply Industries, Ltd.	11,914	19,232
	Grindwell Norton, Ltd.	6,276	59,201
	Gujarat Alkalies & Chemicals, Ltd.	9,787	43,394
	Gujarat Ambuja Exports, Ltd.	36,412	70,470
*	Gujarat Fluorochemicals, Ltd.	10,933	84,792
	Gujarat Gas, Ltd.	49,860	252,377
	Gujarat Industries Power Co., Ltd.	5,497	5,711
	Gujarat Mineral Development Corp., Ltd.	43,682	32,774
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,478	55,954
	Gujarat Pipavav Port, Ltd.	89,581	106,261
	Gujarat State Petronet, Ltd.	79,360	215,772
	Gulf Oil Lubricants India, Ltd.	3,107	29,559
	Hatsun Agro Products, Ltd.	11,212	107,461
	Havells India, Ltd.	37,085	529,942
	HCL Technologies, Ltd.	172,553	2,156,837
	HDFC Asset Management Co., Ltd.	3,334	131,615
*	HDFC Bank, Ltd.	182,588	3,485,686

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	HDFC Life Insurance Co., Ltd.	14,627	$136,108
*	HealthCare Global Enterprises, Ltd.	2,300	4,798
	HEG, Ltd.	1,530	19,553
	HeidelbergCement India, Ltd.	34,643	104,038
*	Hemisphere Properties India, Ltd.	14,869	28,158
	Heritage Foods, Ltd.	7,562	28,707
	Hero MotoCorp, Ltd.	36,123	1,616,508
	Hester Biosciences, Ltd.	789	18,246
*	HFCL, Ltd.	235,479	93,348
	Hikal, Ltd.	22,547	52,392
	HIL, Ltd.	1,370	42,510
	Himadri Speciality Chemical, Ltd.	41,325	25,232
	Himatsingka Seide, Ltd.	16,762	33,216
	Hindalco Industries, Ltd.	335,067	1,030,269
	Hinduja Global Solutions, Ltd.	3,563	54,150
*	Hindustan Oil Exploration Co., Ltd.	6,123	6,581
	Hindustan Petroleum Corp., Ltd.	107,239	320,584
	Hindustan Unilever, Ltd.	36,054	1,116,522
	Honda India Power Products, Ltd.	538	7,538
	Honeywell Automation India, Ltd.	113	60,522
	Housing Development Finance Corp., Ltd.	71,710	2,331,983
	Huhtamaki India, Ltd.	7,123	29,294
*	ICICI Bank, Ltd., Sponsored ADR	87,297	1,318,185
*	ICICI Bank, Ltd.	115,986	860,420
*	ICICI Lombard General Insurance Co., Ltd.	3,540	64,166
*	ICICI Prudential Life Insurance Co., Ltd.	17,268	113,930
	ICICI Securities, Ltd.	18,452	103,453
*	IDFC First Bank, Ltd.	1,049,021	678,044
*	IDFC, Ltd.	434,035	259,879
*	IFB Industries, Ltd.	923	17,301
*	IFCI, Ltd.	305,817	37,211
	IIFL Finance, Ltd.	55,498	111,442
	IIFL Securities, Ltd.	28,342	17,982
	IIFL Wealth Management, Ltd.	4,889	68,765
	India Cements, Ltd. (The)	98,908	209,553
	India Glycols, Ltd.	4,576	23,039
	Indiabulls Housing Finance, Ltd.	122,262	319,777
*	Indiabulls Real Estate, Ltd.	117,594	118,975
*	Indian Bank	59,005	70,812
	Indian Energy Exchange, Ltd.	8,318	28,104
	Indian Hotels Co., Ltd. (The)	120,980	200,700
	Indian Hume Pipe Co., Ltd. (The)	6,838	17,875
	Indian Oil Corp., Ltd.	163,516	208,590
*	Indian Overseas Bank	508,726	76,216
	Indo Count Industries, Ltd.	29,913	56,011
	Indoco Remedies, Ltd.	3,978	16,259
	Indraprastha Gas, Ltd.	42,275	297,856
	Indus Towers, Ltd.	117,400	372,158
*	IndusInd Bank, Ltd.	35,507	413,898
*	Infibeam Avenues, Ltd.	84,699	88,041
	Info Edge India, Ltd.	1,739	104,660
	Infosys, Ltd., Sponsored ADR	57,600	972,288
	Infosys, Ltd.	347,300	5,936,897
*	Inox Leisure, Ltd.	26,126	114,518
*	Intellect Design Arena, Ltd.	4,799	21,424
*	InterGlobe Aviation, Ltd.	5,794	124,316
	IOL Chemicals and Pharmaceuticals, Ltd.	8,855	82,089
	Ipca Laboratories, Ltd.	10,606	270,572
	IRB Infrastructure Developers, Ltd.	46,610	68,454

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IRCON International, Ltd.	22,130	$25,434
	ITC, Ltd.	482,305	1,340,782
	ITD Cementation India, Ltd.	22,260	19,154
	J Kumar Infraprojects, Ltd.	11,676	23,213
	Jai Corp., Ltd.	15,986	18,383
*	Jaiprakash Power Ventures, Ltd.	239,763	9,348
	Jamna Auto Industries, Ltd.	36,938	30,839
	JB Chemicals & Pharmaceuticals, Ltd.	8,492	116,636
	Jindal Poly Films, Ltd.	4,651	28,599
	Jindal Saw, Ltd.	68,205	66,395
*	Jindal Stainless Hisar, Ltd.	44,114	82,514
*	Jindal Stainless, Ltd.	65,731	72,485
*	Jindal Steel & Power, Ltd.	127,168	448,134
	JK Cement, Ltd.	9,251	267,332
	JK Lakshmi Cement, Ltd.	14,891	64,782
	JK Paper, Ltd.	39,899	69,958
	JK Tyre & Industries, Ltd.	33,904	59,283
	JM Financial, Ltd.	118,794	130,042
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,702	56,469
	JSW Energy, Ltd.	162,361	158,038
	JSW Steel, Ltd.	336,504	1,673,459
	JTEKT India, Ltd.	27,645	32,811
	Jubilant Foodworks, Ltd.	20,141	715,774
	Jubilant Life Sciences, Ltd.	47,407	574,616
*	Just Dial, Ltd.	8,916	73,115
	Jyothy Labs, Ltd.	16,716	37,022
	Kajaria Ceramics, Ltd.	36,382	408,981
	Kalpataru Power Transmission, Ltd.	20,554	88,760
	Kalyani Steels, Ltd.	8,932	32,247
	Kansai Nerolac Paints, Ltd.	12,596	96,526
*	Karnataka Bank, Ltd. (The)	34,564	28,418
*	Karur Vysya Bank, Ltd. (The)	162,946	94,441
	Kaveri Seed Co., Ltd.	10,833	81,307
	KEC International, Ltd.	37,781	185,705
	KEI Industries, Ltd.	27,752	177,473
	Kiri Industries, Ltd.	5,697	36,286
	Kirloskar Oil Engines, Ltd.	3,070	5,177
	KNR Constructions, Ltd.	14,656	74,215
*	Kotak Mahindra Bank, Ltd.	20,395	477,089
	KPIT Technologies, Ltd.	58,305	112,492
	KPR Mill, Ltd.	10,842	135,418
	KRBL, Ltd.	25,487	82,459
	KSB, Ltd.	3,391	29,430
	L&T Finance Holdings, Ltd.	267,256	313,139
	L&T Technology Services, Ltd.	4,029	134,081
	Lakshmi Machine Works, Ltd.	1,159	84,101
	Larsen & Toubro Infotech, Ltd.	7,341	401,613
	Larsen & Toubro, Ltd.	30,507	557,548
	Laurus Labs, Ltd.	40,240	189,597
	LG Balakrishnan & Bros, Ltd.	1,990	8,120
	LIC Housing Finance, Ltd.	108,368	588,251
	Linde India, Ltd.	3,102	38,448
	LT Foods, Ltd.	41,256	30,583
	Lumax Industries, Ltd.	1,052	19,379
	Lupin, Ltd.	62,163	857,771
	LUX Industries, Ltd.	1,387	31,158
*	Magma Fincorp, Ltd.	31,466	19,248
	Mahanagar Gas, Ltd.	9,680	137,153
	Maharashtra Scooters, Ltd.	1,426	70,302

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Maharashtra Seamless, Ltd.	9,479	$36,060
*	Mahindra & Mahindra Financial Services, Ltd.	298,747	628,606
	Mahindra & Mahindra, Ltd.	135,754	1,396,907
*	Mahindra CIE Automotive, Ltd.	39,842	88,901
*	Mahindra Holidays & Resorts India, Ltd.	23,216	71,578
*	Mahindra Lifespace Developers, Ltd.	10,741	57,383
	Mahindra Logistics, Ltd.	1,951	12,514
	Manappuram Finance, Ltd.	235,523	504,510
*	Mangalore Refinery & Petrochemicals, Ltd.	40,362	19,730
	Marico, Ltd.	102,266	580,510
	Marksans Pharma, Ltd.	74,161	56,473
	Maruti Suzuki India, Ltd.	5,749	567,869
	MAS Financial Services, Ltd.	4,593	55,296
	Mastek, Ltd.	4,519	69,642
*	Max Financial Services, Ltd.	4,060	37,937
*	Max Healthcare Institute, Ltd.	38,891	85,959
*	Max India, Ltd.	7,857	6,562
	Mayur Uniquoters, Ltd.	8,509	32,315
	Meghmani Organics, Ltd.	33,015	35,515
	Minda Industries, Ltd.	28,189	175,222
	Mindtree, Ltd.	10,231	229,762
	Mishra Dhatu Nigam, Ltd.	5,601	14,460
	MOIL, Ltd.	25,672	47,654
*	Morepen Laboratories, Ltd.	25,505	9,712
	Motherson Sumi Systems, Ltd.	370,814	736,973
	Motilal Oswal Financial Services, Ltd.	12,488	105,016
	Mphasis, Ltd.	33,803	711,626
	MRF, Ltd.	404	464,341
	Muthoot Finance, Ltd.	66,141	1,003,837
	Natco Pharma, Ltd.	28,761	349,938
	National Aluminium Co., Ltd.	244,294	159,267
	Nava Bharat Ventures, Ltd.	42,413	33,615
	Navin Fluorine International, Ltd.	1,007	31,547
	Navneet Education, Ltd.	39,220	43,756
	NBCC India, Ltd.	25,870	11,000
	NCC, Ltd.	105,665	84,902
	NESCO, Ltd.	8,606	68,132
	Nestle India, Ltd.	2,994	702,624
	NHPC, Ltd.	332,705	110,613
	NIIT, Ltd.	21,787	56,024
	Nilkamal, Ltd.	2,650	54,652
	NLC India, Ltd.	66,590	46,991
	NMDC, Ltd.	262,907	377,271
	NOCIL, Ltd.	34,157	66,958
	NRB Bearings, Ltd.	20,512	28,515
	NTPC, Ltd.	181,630	220,370
*	Oberoi Realty, Ltd.	33,277	241,454
	Oil & Natural Gas Corp., Ltd.	112,193	136,686
	Oil India, Ltd.	67,389	102,741
*	Omaxe, Ltd.	19,919	20,164
	Oracle Financial Services Software, Ltd.	3,772	166,011
	Orient Cement, Ltd.	24,311	28,176
	Orient Electric, Ltd.	12,332	42,777
	Orient Refractories, Ltd.	10,208	30,144
	Oriental Carbon & Chemicals, Ltd.	634	7,788
	Page Industries, Ltd.	938	350,337
	Paisalo Digital, Ltd.	5,849	55,219
	Parag Milk Foods, Ltd.	11,590	17,549
	Persistent Systems, Ltd.	16,947	354,861

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Petronet LNG, Ltd.	293,933	$956,185
	Pfizer, Ltd.	2,126	134,677
	Phillips Carbon Black, Ltd.	30,584	79,863
*	Phoenix Mills, Ltd. (The)	13,613	138,696
	PI Industries, Ltd.	23,271	654,032
	Pidilite Industries, Ltd.	13,377	308,182
	Piramal Enterprises, Ltd.	27,067	483,915
*	PNB Housing Finance, Ltd.	5,256	23,946
	PNC Infratech, Ltd.	30,500	78,858
	Poly Medicure, Ltd.	3,192	22,107
	Polyplex Corp., Ltd.	5,156	48,908
	Power Finance Corp., Ltd.	243,742	367,446
	Power Grid Corp. of India, Ltd.	162,617	409,170
	Praj Industries, Ltd.	23,067	36,240
*	Prakash Industries, Ltd.	18,009	12,684
	Prestige Estates Projects, Ltd.	51,311	187,542
*	Prism Johnson, Ltd.	43,150	52,877
	Privi Speciality Chemicals Ltd.	1,483	14,285
	Procter & Gamble Health, Ltd.	1,041	101,374
	Procter & Gamble Hygiene & Health Care, Ltd.	1,703	261,752
	PSP Projects, Ltd.	3,112	17,635
	PTC India Financial Services, Ltd.	58,589	14,534
	PTC India, Ltd.	80,783	67,262
*	Punjab National Bank	439,236	201,302
	PVR, Ltd.	11,746	227,179
*	Quess Corp., Ltd.	19,671	155,853
	Radico Khaitan, Ltd.	16,295	108,510
	Rain Industries, Ltd.	41,827	71,926
	Rajesh Exports, Ltd.	35,316	230,885
	Rallis India, Ltd.	11,377	42,482
	Ramco Cements, Ltd. (The)	24,308	259,173
	Ramco Industries, Ltd.	13,704	43,086
	Rashtriya Chemicals & Fertilizers, Ltd.	35,779	26,381
	Ratnamani Metals & Tubes, Ltd.	3,945	81,481
*	Raymond, Ltd.	11,792	51,897
	RBL Bank, Ltd.	157,218	460,827
	REC, Ltd.	345,075	625,679
	Redington India, Ltd.	104,718	191,982
*	Relaxo Footwears, Ltd.	12,843	144,620
	Reliance Industries, Ltd.	235,961	5,947,841
	Sanofi India, Ltd.	2,330	248,197
*	SBI Life Insurance Co., Ltd.	4,052	47,990
	Schaeffler India, Ltd.	912	53,676
	Security & Intelligence Services India, Ltd.	2,382	13,091
*	Sequent Scientific, Ltd.	6,658	19,134
	SH Kelkar & Co., Ltd.	1,304	2,144
	Sharda Cropchem, Ltd.	10,452	40,449
*	Sheela Foam, Ltd.	281	7,555
	Shilpa Medicare, Ltd.	7,390	42,590
	Shipping Corp. of India, Ltd.	59,327	69,285
*	Shoppers Stop, Ltd.	2,532	6,881
	Shree Cement, Ltd.	734	226,397
	Shriram City Union Finance, Ltd.	7,575	105,731
	Shriram Transport Finance Co., Ltd.	56,073	989,591
	Siemens, Ltd.	3,071	66,817
	SKF India, Ltd.	2,554	61,123
	Sobha, Ltd.	19,594	122,976
	Solar Industries India, Ltd.	6,105	99,812
	Solara Active Pharma Sciences, Ltd.	3,320	66,840

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Somany Home Innovation, Ltd.	8,539	$19,832
	Sonata Software, Ltd.	20,977	112,197
*	South Indian Bank, Ltd. (The)	332,336	37,746
	SRF, Ltd.	6,328	463,115
	Srikalahasthi Pipes, Ltd.	2,877	5,816
*	State Bank of India	130,826	504,090
*	State Bank of India, GDR	1,026	39,757
*	Steel Authority of India, Ltd.	277,659	216,612
	Sterlite Technologies, Ltd.	52,825	130,278
	Strides Pharma Science, Ltd.	21,638	241,364
	Subros, Ltd.	10,122	47,062
	Sudarshan Chemical Industries	11,301	78,431
	Sun Pharmaceutical Industries, Ltd.	90,163	725,203
	Sun TV Network, Ltd.	29,483	192,544
	Sundaram Finance Holdings, Ltd.	4,906	4,616
	Sundaram Finance, Ltd.	7,810	181,570
	Sundaram-Clayton, Ltd.	123	5,300
	Sundram Fasteners, Ltd.	15,180	115,881
	Sunteck Realty, Ltd.	26,148	114,772
	Suprajit Engineering, Ltd.	15,143	43,145
	Supreme Industries, Ltd.	13,018	321,644
	Supreme Petrochem, Ltd.	11,031	55,224
	Suven Pharmaceuticals, Ltd.	55,204	348,758
*	Suvidhaa Infoserve Pvt, Ltd.	11,124	952
	Swaraj Engines, Ltd.	1,242	22,114
	Symphony, Ltd.	1,873	25,591
*	Syngene International, Ltd.	19,425	151,334
	Tata Chemicals, Ltd.	44,464	288,503
	Tata Communications, Ltd.	14,869	204,687
	Tata Consultancy Services, Ltd.	68,829	2,943,129
	Tata Consumer Products, Ltd.	129,394	981,809
	Tata Elxsi, Ltd.	4,794	175,789
	Tata Metaliks, Ltd.	5,683	55,975
*	Tata Motors, Ltd.	667,548	2,383,254
	Tata Power Co., Ltd. (The)	176,417	181,988
*	Tata Steel BSL, Ltd.	85,356	44,102
*	Tata Steel Long Products, Ltd.	7,583	64,926
	Tata Steel, Ltd.	108,242	887,414
	TCI Express, Ltd.	3,754	46,751
	Tech Mahindra, Ltd.	113,369	1,487,862
	Techno Electric & Engineering Co., Ltd.	15,018	51,175
	Thermax, Ltd.	5,791	77,772
*	Thomas Cook India, Ltd.	36,462	22,518
	Thyrocare Technologies, Ltd.	4,402	54,426
	Tide Water Oil Co India, Ltd.	206	12,046
	Time Technoplast, Ltd.	58,614	41,668
	Timken India, Ltd.	3,329	54,732
	Tinplate Co. of India, Ltd. (The)	10,194	22,412
	Titan Co., Ltd.	44,521	865,930
	Torrent Pharmaceuticals, Ltd.	12,854	455,588
	Torrent Power, Ltd.	39,877	169,140
	Transport Corp. of India, Ltd.	10,050	34,154
	Trident, Ltd.	564,080	111,562
	Triveni Engineering & Industries, Ltd.	40,732	39,586
*	Triveni Turbine, Ltd.	9,284	10,732
	TTK Prestige, Ltd.	1,020	83,296
	Tube Investments of India, Ltd.	36,180	383,256
	TV Today Network, Ltd.	13,324	45,171
*	TV18 Broadcast, Ltd.	207,389	79,728

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TVS Srichakra, Ltd.	1,447	$37,379
*	UCO Bank	262,100	46,231
	Uflex, Ltd.	11,771	58,016
	UltraTech Cement, Ltd.	11,251	818,637
	Unichem Laboratories, Ltd.	12,905	50,333
*	Union Bank of India	277,818	117,110
	United Breweries, Ltd.	2,372	42,227
*	United Spirits, Ltd.	55,126	436,950
	UPL, Ltd.	258,990	1,994,340
*	Usha Martin, Ltd.	48,729	19,586
*	VA Tech Wabag, Ltd.	10,297	26,233
	Vaibhav Global, Ltd.	3,521	126,111
	Vakrangee, Ltd.	221,710	158,590
*	Vardhman Textiles, Ltd.	6,194	88,016
	Varroc Engineering, Ltd.	8,908	51,153
	Varun Beverages, Ltd.	6,164	75,189
	Vedanta, Ltd.	611,268	1,346,153
	Vedanta, Ltd., ADR	3,300	28,743
*	Venky's India, Ltd.	1,846	38,272
	Vesuvius India, Ltd.	1,110	15,728
	V-Guard Industries, Ltd.	29,973	94,617
	Vinati Organics, Ltd.	9,924	164,250
	Vindhya Telelinks, Ltd.	1,308	14,426
	VIP Industries, Ltd.	14,795	68,795
*	V-Mart Retail, Ltd.	1,571	52,621
*	Vodafone Idea, Ltd.	2,237,465	337,764
	Voltamp Transformers, Ltd.	1,111	18,194
	Voltas, Ltd.	1,260	15,544
	VRL Logistics, Ltd.	13,256	35,216
	VST Industries, Ltd.	1,677	80,985
	VST Tillers Tractors, Ltd.	349	8,605
	Welspun Corp., Ltd.	34,836	56,909
	Welspun Enterprises, Ltd.	21,331	21,929
	Welspun India, Ltd.	151,349	136,632
	West Coast Paper Mills, Ltd.	14,627	35,643
*	Westlife Development, Ltd.	3,471	22,068
	Wheels India, Ltd.	735	4,750
	Whirlpool of India, Ltd.	4,402	153,605
	Wipro, Ltd.	135,883	782,164
*	Wockhardt, Ltd.	14,169	92,755
*	Yes Bank, Ltd.	644,005	138,594
	Zee Entertainment Enterprises, Ltd.	268,611	804,775
	Zensar Technologies, Ltd.	22,420	72,346
TOTAL INDIA			132,643,875
INDONESIA — (0.5%)
	Ace Hardware Indonesia Tbk PT	2,023,900	224,568
	Adaro Energy Tbk PT	4,921,100	419,254
	Adhi Karya Persero Tbk PT	754,695	73,216
*	Adi Sarana Armada Tbk PT	314,400	18,011
*	Agung Semesta Sejahtera Tbk PT	379,600	1,355
	AKR Corporindo Tbk PT	537,700	108,311
*	Alam Sutera Realty Tbk PT	5,422,500	73,845
	Aneka Tambang Tbk	1,493,546	234,913
*	Armidian Karyatama Tbk PT	544,900	364
	Astra Agro Lestari Tbk PT	113,200	89,784
	Astra International Tbk PT	1,641,400	711,266
	Astra Otoparts Tbk PT	109,700	7,882
*	Asuransi Kresna Mitra Tbk PT	48,700	3,279

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk PT	112,600	$27,211
*	Bank Bukopin Tbk	2,905,400	94,961
	Bank Central Asia Tbk PT	317,100	762,666
	Bank Danamon Indonesia Tbk PT	628,000	127,636
	Bank Mandiri Persero Tbk PT	1,155,600	540,648
*	Bank Nationalnobu Tbk PT	307,700	15,377
	Bank Negara Indonesia Persero Tbk PT	1,090,700	429,140
*	Bank Pan Indonesia Tbk PT	974,200	69,192
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	960,500	100,215
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	88,108
	Bank Rakyat Indonesia Persero Tbk PT	2,587,400	767,078
	Bank Tabungan Negara Persero Tbk PT	1,366,600	152,102
*	Barito Pacific Tbk PT	7,548,600	473,873
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	20,116
*	Blue Bird Tbk PT	168,500	14,583
*	Buana Lintas Lautan Tbk PT	3,163,100	82,891
	Bukit Asam Tbk PT	1,380,500	252,764
*	Bumi Serpong Damai Tbk PT	2,039,100	162,958
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,565
*	Capital Financial Indonesia Tbk PT	373,600	9,581
	Charoen Pokphand Indonesia Tbk PT	1,144,800	467,503
	Cikarang Listrindo Tbk PT	409,000	20,228
	Ciputra Development Tbk PT	4,754,247	302,662
*	Citra Marga Nusaphala Persada Tbk PT	166,518	16,014
*	Delta Dunia Makmur Tbk PT	2,924,600	60,523
	Dharma Satya Nusantara Tbk PT	1,024,000	40,453
*	Eagle High Plantations Tbk PT	4,013,600	32,261
	Elnusa Tbk PT	1,799,200	45,698
*	Erajaya Swasembada Tbk PT	636,500	125,152
*	Gajah Tunggal Tbk PT	847,000	42,047
*	Garuda Indonesia Persero Tbk PT	2,201,200	45,406
*	Gudang Garam Tbk PT	138,300	371,400
*	Hanson International Tbk PT	36,338,700	24,282
*	Harum Energy Tbk PT	231,900	80,263
	Indah Kiat Pulp & Paper Corp. Tbk PT	830,400	759,875
	Indika Energy Tbk PT	744,800	77,456
	Indo Tambangraya Megah Tbk PT	156,500	136,101
	Indocement Tunggal Prakarsa Tbk PT	78,500	74,568
	Indofood CBP Sukses Makmur Tbk PT	282,100	182,756
	Indofood Sukses Makmur Tbk PT	1,595,300	686,540
*	Indo-Rama Synthetics Tbk PT	28,100	5,311
*	Indosat Tbk PT	340,300	121,496
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,429,600	74,317
*	Inti Agri Resources Tbk PT	532,800	356
*	Intiland Development Tbk PT	2,720,500	39,466
	Japfa Comfeed Indonesia Tbk PT	2,060,300	198,984
	Jasa Marga Persero Tbk PT	334,204	102,667
	Jaya Real Property Tbk PT	1,298,300	49,894
	Kalbe Farma Tbk PT	2,196,200	228,931
*	Kapuas Prima Coal Tbk PT	1,002,500	9,488
*	Kawasan Industri Jababeka Tbk PT	1,296,610	13,885
*	KMI Wire & Cable Tbk PT	513,700	14,302
*	Krakatau Steel Persero Tbk PT	1,204,811	49,602
*	Kresna Graha Investama Tbk PT	4,155,300	20,390
	Link Net Tbk PT	322,400	65,402
*	Lippo Cikarang Tbk PT	725,340	54,158
*	Lippo Karawaci Tbk PT	13,308,300	165,308
*	Malindo Feedmill Tbk PT	521,400	24,220
*	Map Aktif Adiperkasa PT	60,800	10,324

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Matahari Department Store Tbk PT	788,200	$64,088
	Mayora Indah Tbk PT	759,200	150,818
*	Medco Energi Internasional Tbk PT	5,409,600	249,089
*	Media Nusantara Citra Tbk PT	2,123,400	155,974
*	Merdeka Copper Gold Tbk PT	223,300	40,408
	Metrodata Electronics Tbk PT	386,800	40,208
*	Mitra Adiperkasa Tbk PT	3,535,200	193,446
	Mitra Keluarga Karyasehat Tbk PT	378,700	78,197
*	MNC Investama Tbk PT	7,821,100	29,537
*	MNC Land Tbk PT	3,329,500	23,958
*	MNC Vision Networks Tbk PT	496,500	9,764
	Nippon Indosari Corpindo Tbk PT	326,544	33,720
	Pabrik Kertas Tjiwi Kimia Tbk PT	326,200	304,934
*	Pacific Strategic Financial Tbk PT	445,200	24,577
*	Pakuwon Jati Tbk PT	6,004,200	205,001
*	Pan Brothers Tbk PT	1,334,200	18,096
*	Panin Financial Tbk PT	5,284,100	90,700
	Perusahaan Gas Negara Tbk PT	1,577,700	150,326
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	131,736
*	Pool Advista Indonesia Tbk PT	107,000	143
	PP Persero Tbk PT	1,316,763	152,523
	Puradelta Lestari Tbk PT	2,101,200	32,573
	Ramayana Lestari Sentosa Tbk PT	717,500	32,847
*	Rimo International Lestari Tbk PT	17,222,700	11,508
*	Salim Ivomas Pratama Tbk PT	1,294,900	35,480
	Sarana Menara Nusantara Tbk PT	2,832,900	193,366
*	Sariguna Primatirta Tbk PT	530,300	18,137
*	Sawit Sumbermas Sarana Tbk PT	1,437,400	96,338
	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	47,177
	Semen Baturaja Persero Tbk PT	173,800	9,924
	Semen Indonesia Persero Tbk PT	324,600	244,578
*	Sentul City Tbk PT	9,239,100	32,911
*	Siloam International Hospitals Tbk PT	95,646	35,391
*	Smartfren Telecom Tbk PT	8,011,700	30,744
	Sri Rejeki Isman Tbk PT	5,584,400	84,076
*	Summarecon Agung Tbk PT	3,016,100	148,469
*	Surya Citra Media Tbk PT	1,423,000	219,996
*	Surya Esa Perkasa Tbk PT	1,460,200	19,805
	Surya Semesta Internusa Tbk PT	2,170,500	69,487
	Telkom Indonesia Persero Tbk PT	1,328,300	293,581
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	6,000	135,060
*	Tiga Pilar Sejahtera Food Tbk	494,100	8,447
*	Timah Tbk PT	694,300	83,238
*	Tiphone Mobile Indonesia Tbk PT	985,400	3,187
	Tower Bersama Infrastructure Tbk PT	2,037,500	324,158
*	Trada Alam Minera Tbk PT	8,033,600	5,368
	Tunas Baru Lampung Tbk PT	1,230,000	77,821
	Unilever Indonesia Tbk PT	523,000	257,657
	United Tractors Tbk PT	551,200	894,967
*	Vale Indonesia Tbk PT	295,100	114,939
	Waskita Beton Precast Tbk PT	4,441,600	78,900
	Waskita Karya Persero Tbk PT	1,374,223	138,000
	Wijaya Karya Beton Tbk PT	1,250,300	30,381
	Wijaya Karya Persero Tbk PT	1,387,034	176,989
	XL Axiata Tbk PT	1,891,000	298,064
TOTAL INDONESIA			17,436,209

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.7%)
*	AIB Group P.L.C.	225,704	$401,341
*	Bank of Ireland Group P.L.C.	337,989	1,255,587
*	C&C Group P.L.C.	62,284	196,491
*	Cairn Homes P.L.C	204,494	234,918
	CRH P.L.C., Sponsored ADR	228,603	9,404,727
*	FBD Holdings P.L.C.	12,798	109,761
*	Flutter Entertainment P.L.C.	7,158	1,332,812
*	Flutter Entertainment P.L.C.	18,087	3,363,973
	Glanbia P.L.C.	33,448	412,718
*	Greencore Group P.L.C.	149,646	237,729
*	Irish Continental Group P.L.C.	44,851	208,728
	Kerry Group P.L.C., Class A	3,823	518,808
*	Kingspan Group P.L.C.	40,520	2,750,718
*	Permanent TSB Group Holdings P.L.C.	27,099	26,160
	Smurfit Kappa Group P.L.C.	85,945	4,134,112
TOTAL IRELAND			24,588,583
ISRAEL — (0.5%)
	Adgar Investment and Development, Ltd.	12,310	22,108
*	Afcon Holdings, Ltd.	747	32,573
#*	AFI Properties, Ltd.	5,064	184,259
*	Airport City, Ltd.	24,729	354,624
*	Allot, Ltd.	4,114	52,143
	Alony Hetz Properties & Investments, Ltd.	21,217	266,638
*	Alrov Properties and Lodgings, Ltd.	2,314	89,268
	Amot Investments, Ltd.	44,603	245,669
	Arad, Ltd.	2,793	40,826
	Ashtrom Group, Ltd.	7,341	138,625
	Atreyu Capital Markets, Ltd.	1	16
	AudioCodes, Ltd.	900	27,000
*	Avgol Industries 1953, Ltd.	27,468	26,914
*	Azorim-Investment Development & Construction Co., Ltd.	31,669	92,657
	Azrieli Group, Ltd.	2,640	160,487
*	Bank Hapoalim BM	56,267	395,958
	Bank Leumi Le-Israel BM	115,305	710,550
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,218	26,121
*	Bezeq The Israeli Telecommunication Corp., Ltd.	142,355	146,710
*	Big Shopping Centers, Ltd.	1,233	131,635
	Blue Square Real Estate, Ltd.	1,087	67,527
*	Brack Capital Properties NV	732	63,637
#*	Camtek, Ltd.	7,144	167,055
	Carasso Motors, Ltd.	9,001	37,647
*	Cellcom Israel, Ltd.	34,646	141,864
*	Ceragon Networks, Ltd.	10,169	45,252
*	Clal Insurance Enterprises Holdings, Ltd.	13,829	204,060
*	Compugen, Ltd.	2,509	29,444
	Danel Adir Yeoshua, Ltd.	1,378	205,485
	Delek Automotive Systems, Ltd.	11,971	118,630
*	Delek Group, Ltd.	1,477	45,113
	Delta-Galil Industries, Ltd.	6,471	151,895
	Dor Alon Energy in Israel 1988, Ltd.	1,754	40,432
	Duniec Brothers, Ltd.	333	10,594
*	El Al Israel Airlines	50,445	9,957
	Elbit Systems, Ltd.	1,672	230,769
#	Elbit Systems, Ltd.	1,605	217,429
	Electra Consumer Products 1970, Ltd.	5,498	212,536
	Electra Real Estate, Ltd.	4,747	36,679
	Electra, Ltd.	739	388,348
	Energix-Renewable Energies, Ltd.	18,849	70,346

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy, Ltd.	35,156	$65,243
*	Equital, Ltd.	10,355	252,006
	First International Bank Of Israel, Ltd.	16,458	429,748
	FMS Enterprises Migun, Ltd.	1,064	27,021
	Formula Systems 1985, Ltd.	5,016	438,685
	Fox Wizel, Ltd.	4,827	442,914
	Gev-Yam Land Corp., Ltd.	28,800	229,389
	Gilat Satellite Networks, Ltd.	6,757	80,876
*	Hadera Paper, Ltd.	1,607	85,716
#*	Hamlet Israel-Canada, Ltd.	1,355	25,068
*	Harel Insurance Investments & Financial Services, Ltd.	41,262	351,914
	Hilan, Ltd.	4,774	218,816
	ICL Group, Ltd.	84,027	447,037
	IDI Insurance Co., Ltd.	1,858	56,071
*	IES Holdings, Ltd.	280	16,955
	Inrom Construction Industries, Ltd.	18,124	82,566
	Isracard, Ltd.	12,104	45,664
	Israel Canada T.R, Ltd.	18,128	49,074
	Israel Discount Bank, Ltd., Class A	151,789	586,397
	Israel Land Development - Urban Renewal, Ltd.	1,155	12,971
	Isras Investment Co., Ltd.	18	3,621
*	Kamada, Ltd.	2,220	14,613
*	Kamada, Ltd.	2,761	17,864
	Kenon Holdings, Ltd.	4,298	116,654
	Kerur Holdings, Ltd.	1,856	47,942
	Klil Industries, Ltd.	492	45,668
	Levinstein Properties, Ltd.	621	13,871
	Magic Software Enterprises, Ltd.	3,777	61,074
	Magic Software Enterprises, Ltd.	1,425	23,485
	Malam - Team, Ltd.	221	59,029
	Matrix IT, Ltd.	10,705	230,642
	Maytronics, Ltd.	16,769	290,994
	Mediterranean Towers, Ltd.	17,620	49,417
	Mega Or Holdings, Ltd.	4,172	121,696
*	Mehadrin, Ltd.	232	9,322
	Meitav Dash Investments, Ltd.	8,052	43,880
	Melisron, Ltd.	3,680	188,960
*	Menora Mivtachim Holdings, Ltd.	12,951	214,775
#*	Migdal Insurance & Financial Holdings, Ltd.	161,328	177,933
	Mivne Real Estate KD, Ltd.	60,197	143,357
*	Mivtach Shamir Holdings, Ltd.	2,452	82,439
	Mizrahi Tefahot Bank, Ltd.	33,547	780,189
*	Naphtha Israel Petroleum Corp., Ltd.	22,374	100,012
	Nawi Brothers, Ltd.	5,014	25,732
	Neto ME Holdings, Ltd.	612	25,403
*	Nice, Ltd.	2,632	686,246
#*	Nice, Ltd., Sponsored ADR	2,783	727,142
*	Nova Measuring Instruments, Ltd.	8,722	636,333
*	Oil Refineries, Ltd.	830,008	165,334
#	One Software Technologies, Ltd.	1,190	141,340
#*	OPC Energy, Ltd.	13,623	150,296
*	Partner Communications Co., Ltd.	84,067	402,860
	Paz Oil Co., Ltd.	3,147	309,331
*	Perion Network, Ltd.	4,961	71,537
*	Phoenix Holdings, Ltd. (The)	43,266	339,779
	Plasson Industries, Ltd.	1,820	95,126
	Priortech, Ltd.	2,831	53,937
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,932	127,471
	Scope Metals Group, Ltd.	3,658	76,296

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Shapir Engineering and Industry, Ltd.	38,800	$278,545
#*	Shikun & Binui, Ltd.	112,999	646,375
	Shufersal, Ltd.	36,792	305,994
	Strauss Group, Ltd.	8,386	239,092
	Summit Real Estate Holdings, Ltd.	15,262	210,619
*	Suny Cellular Communication, Ltd.	31,041	10,830
	Tadiran Holdings, Ltd.	1,079	98,464
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	55,527	654,108
*	Tower Semiconductor, Ltd.	29,264	818,514
#	Victory Supermarket Chain, Ltd.	820	17,702
	YH Dimri Construction & Development, Ltd.	757	32,180
TOTAL ISRAEL			19,767,634
ITALY — (1.5%)
	A2A SpA	601,238	974,956
	ACEA SpA	30,050	594,566
#*	Amplifon SpA	44,452	1,762,014
	Anima Holding SpA	103,681	481,417
*	Arnoldo Mondadori Editore SpA	66,336	109,161
	Ascopiave SpA	27,198	118,159
	Assicurazioni Generali SpA	85,107	1,452,506
*	Atlantia SpA	46,950	743,782
#*	Autogrill SpA	43,407	229,738
*	Autostrade Meridionali SpA	137	3,032
*	Avio SpA	4,330	62,503
	Azimut Holding SpA	45,235	950,502
*	B&C Speakers SpA	836	9,845
*	Banca Carige SpA	301	102
*	Banca Farmafactoring SpA	47,549	261,678
*	Banca Generali SpA	27,309	846,730
*	Banca IFIS SpA	10,751	108,970
*	Banca Monte dei Paschi di Siena SpA	520	649
*	Banca Popolare di Sondrio SCPA	205,650	504,632
*	Banca Profilo SpA	46,449	12,068
#*	Banca Sistema SpA	18,647	37,094
#*	Banco BPM SpA	643,041	1,407,323
*	Banco di Desio e della Brianza SpA	16,694	49,113
	BasicNet SpA	5,498	26,299
	Be Shaping The Future SpA	35,768	58,640
*	Biesse SpA	4,465	105,092
*	BPER Banca	454,546	835,060
*	Brunello Cucinelli SpA	11,657	466,626
	Buzzi Unicem SpA	24,375	599,714
*	Cairo Communication SpA	27,066	37,732
	Carel Industries SpA	4,807	99,358
*	Carraro SpA	13,914	25,760
	Cementir Holding NV	15,517	127,488
*	Cerved Group SpA	77,970	665,778
*	CIR SpA-Compagnie Industriali	286,336	159,773
*	CNH Industrial NV	156,507	1,994,276
*	Credito Emiliano SpA	44,439	228,476
*	Credito Valtellinese SpA	30,911	430,749
	Danieli & C Officine Meccaniche SpA	11,892	148,637
#	Danieli & C Officine Meccaniche SpA	7,008	138,379
	Datalogic SpA	5,973	103,835
	Davide Campari-Milano NV	499	5,363
	De' Longhi SpA	9,270	332,688
	DeA Capital SpA	39,122	56,561
	DiaSorin SpA	6,986	1,527,728

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Elica SpA	3,965	$13,924
*	Emak SpA	23,116	33,426
	Enel SpA	435,419	4,318,482
#	Eni SpA	146,761	1,482,399
	ERG SpA	22,428	683,886
*	Esprinet SpA	9,068	104,076
#*	Eurotech SpA	8,670	50,953
	Ferrari NV	9,208	1,916,124
#	Fiera Milano SpA	6,588	19,532
#*	Fincantieri SpA	173,288	108,399
#*	FinecoBank Banca Fineco SpA	109,674	1,705,407
*	FNM SpA	63,935	41,543
#*	Freni Brembo SpA	39,621	538,601
*	Gefran SpA	1,857	13,279
	Gruppo MutuiOnline SpA	9,721	379,032
	Hera SpA	303,423	1,060,027
*	Illimity Bank SpA	20,257	216,977
*	IMMSI SpA	88,096	42,033
#	Infrastrutture Wireless Italiane SpA	26,731	287,069
#*	Intek Group SpA	29,824	12,354
	Interpump Group SpA	18,673	837,485
*	Intesa Sanpaolo SpA	1,016,472	2,216,016
	Iren SpA	159,197	392,357
	Italgas SpA	133,957	803,425
	Italmobiliare SpA	5,062	168,294
#*	IVS Group SA	1,731	10,876
#*	Juventus Football Club SpA	165,578	154,111
	La Doria SpA	7,923	128,392
	Leonardo SpA	88,508	613,241
#*	Maire Tecnimont SpA	50,309	114,771
*	Mediaset SpA	275,017	711,555
*	Mediobanca Banca di Credito Finanziario SpA	168,269	1,497,471
*	Moncler SpA	27,682	1,559,941
#*	Nexi SpA	6,243	110,758
#*	OVS SpA	54,402	67,239
	Piaggio & C SpA	94,601	335,372
#*	Pirelli & C SpA	122,285	636,839
	Poste Italiane SpA	85,475	835,252
*	Prima Industrie SpA	1,946	33,509
	Prysmian SpA	29,394	946,900
	RAI Way SpA	37,554	231,638
	Recordati Industria Chimica e Farmaceutica SpA	21,696	1,122,751
	Reno de Medici SpA	85,220	103,552
	Reply SpA	5,731	701,051
#*	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	36,489
	Sabaf SpA	2,401	48,032
	Saipem SpA	192,212	503,648
*	Salvatore Ferragamo SpA	16,560	322,102
*	Saras SpA	170,346	111,775
	Servizi Italia SpA	2,987	8,118
*	Sesa SpA	2,079	243,956
#	Snam SpA	232,925	1,221,391
#*	Societa Cattolica di Assicurazioni SC	75,058	350,536
*	Sogefi SpA	29,462	40,621
	SOL SpA	12,728	226,021
	Tamburi Investment Partners SpA	29,116	233,950
*	Technogym SpA	34,456	351,956
	Telecom Italia SpA	1,752,440	750,367
	Telecom Italia SpA	1,355,110	641,374

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Telecom Italia SpA, Sponsored ADR	8,643	$37,078
	Tenaris SA	46,891	362,072
#	Tenaris SA, ADR	28,235	436,513
	Terna Rete Elettrica Nazionale SpA	137,860	999,781
*	Tinexta S.p.A.	6,776	160,102
*	Tod's SpA	2,352	73,634
*	TXT e-solutions SpA	1,853	16,018
*	UniCredit SpA	291,429	2,655,752
#*	Unieuro SpA	3,863	61,178
*	Unipol Gruppo SpA	170,742	749,143
	UnipolSai Assicurazioni SpA	160,496	406,547
#	Webuild SpA	76,708	113,732
	Zignago Vetro SpA	7,898	128,290
TOTAL ITALY			57,545,047
JAPAN — (15.2%)
	77 Bank, Ltd. (The)	25,900	325,626
	A&A Material Corp.	1,900	19,680
	A&D Co., Ltd.	11,800	131,800
	ABC-Mart, Inc.	1,300	73,944
	Abist Co., Ltd.	1,200	33,728
	Achilles Corp.	6,100	83,214
	Acom Co., Ltd.	22,800	100,227
	AD Works Group Co., Ltd.	13,910	20,722
	Adastria Co., Ltd.	11,700	214,222
	ADEKA Corp.	37,900	633,954
	Ad-sol Nissin Corp.	1,600	47,378
	Advan Co., Ltd.	6,600	69,110
	Advance Create Co., Ltd.	1,800	32,482
	Advanex, Inc.	700	9,514
	Advantage Risk Management Co., Ltd.	2,200	13,380
	Advantest Corp.	17,400	1,375,071
	Adventure, Inc.	600	22,072
	Aeon Co., Ltd.	65,024	2,037,121
	Aeon Delight Co., Ltd.	9,500	248,779
	Aeon Fantasy Co., Ltd.	3,700	75,897
	AEON Financial Service Co., Ltd.	40,600	487,574
	Aeon Hokkaido Corp.	9,900	93,999
	Aeon Mall Co., Ltd.	17,800	288,161
#	Aeria, Inc.	8,000	41,652
#	AFC-HD AMS Life Science Co., Ltd.	4,100	41,672
	AGC, Inc.	31,800	1,104,689
	Agro-Kanesho Co., Ltd.	1,800	26,963
*	Ahresty Corp.	9,600	32,066
	Ai Holdings Corp.	5,200	98,148
	Aica Kogyo Co., Ltd.	4,600	149,689
	Aichi Bank, Ltd. (The)	3,700	98,501
	Aichi Corp.	12,600	109,534
	Aichi Steel Corp.	4,600	134,213
	Aichi Tokei Denki Co., Ltd.	1,200	49,989
	Aida Engineering, Ltd.	23,300	220,600
*	Aiful Corp.	103,400	262,749
	Ain Holdings, Inc.	13,200	829,182
	Ainavo Holdings Co., Ltd.	800	8,447
	Aiphone Co., Ltd.	4,500	72,885
	Air Water, Inc.	64,700	1,046,022
	Airport Facilities Co., Ltd.	10,500	48,258
	Aisan Industry Co., Ltd.	22,700	109,540
	Aisin Seiki Co., Ltd.	25,900	796,063

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aizawa Securities Co., Ltd.	12,600	$100,343
	Ajinomoto Co., Inc.	17,300	409,078
	Ajis Co., Ltd.	2,100	77,312
	Akatsuki Corp.	4,600	15,645
	Akatsuki, Inc.	1,300	59,062
#*	Akebono Brake Industry Co., Ltd.	43,900	64,123
	Akita Bank, Ltd. (The)	7,100	92,656
	Albis Co., Ltd.	2,900	67,359
	Alconix Corp.	11,500	173,837
	Alfresa Holdings Corp.	15,100	301,018
	Alinco, Inc.	8,800	79,390
#	Alleanza Holdings Co., Ltd.	4,100	50,895
	Alpen Co., Ltd.	7,200	154,692
	Alpha Corp.	3,000	28,445
	Alpha Systems, Inc.	1,600	53,960
	Alps Alpine Co., Ltd.	51,344	686,142
	Alps Logistics Co., Ltd.	1,900	19,724
	Altech Corp.	6,710	133,319
	Amada Co., Ltd.	80,000	900,709
	Amano Corp.	16,400	381,376
	Amiyaki Tei Co., Ltd.	1,600	43,531
	Amuse, Inc.	200	4,734
*	ANA Holdings, Inc.	9,900	210,532
	Anabuki Kosan, Inc.	1,900	29,817
	Anest Iwata Corp.	8,600	91,776
	AOI Electronics Co., Ltd.	2,000	39,781
	AOI TYO Holdings, Inc.	7,040	29,911
	AOKI Holdings, Inc.	19,000	96,986
	Aomori Bank, Ltd. (The)	8,800	197,208
*	Aoyama Trading Co., Ltd.	20,400	119,394
#	Aoyama Zaisan Networks Co., Ltd.	2,000	30,575
	Aozora Bank, Ltd.	29,600	545,539
	Apaman Co., Ltd.	3,200	17,791
	Arakawa Chemical Industries, Ltd.	7,600	86,273
	Arata Corp.	4,000	175,941
	Arcland Sakamoto Co., Ltd.	12,700	179,181
	Arcland Service Holdings Co., Ltd.	4,000	78,822
	Arcs Co., Ltd.	19,100	422,755
	Arealink Co., Ltd.	5,300	48,490
	Argo Graphics, Inc.	3,400	102,154
	Ariake Japan Co., Ltd.	2,400	155,612
	Arisawa Manufacturing Co., Ltd.	13,000	119,624
	Artnature, Inc.	9,700	59,560
	ArtSpark Holdings, Inc.	4,000	71,679
	As One Corp.	500	73,334
	Asahi Broadcasting Group Holdings Corp.	4,500	30,072
#	Asahi Co., Ltd.	6,500	100,584
	Asahi Diamond Industrial Co., Ltd.	26,000	113,116
	Asahi Group Holdings, Ltd.	39,800	1,606,818
	Asahi Holdings, Inc.	18,100	689,127
	Asahi Intecc Co., Ltd.	26,200	860,208
	Asahi Kasei Corp.	239,900	2,667,643
	Asahi Kogyosha Co., Ltd.	1,500	41,745
#	Asahi Net, Inc.	3,700	31,105
	Asahi Yukizai Corp.	7,200	104,471
#	Asante, Inc.	1,900	28,082
	Asanuma Corp.	4,000	162,027
	Ashimori Industry Co., Ltd.	1,900	16,839
	Asia Pile Holdings Corp.	14,000	64,304

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asics Corp.	9,800	$172,494
	ASKA Pharmaceutical Co., Ltd.	5,100	73,588
	ASKUL Corp.	4,700	165,979
	Astellas Pharma, Inc.	139,800	2,269,239
#	Asti Corp.	1,300	18,185
#	Asukanet Co., Ltd.	1,500	14,402
	Ateam, Inc.	5,600	62,353
#	Atom Corp.	28,800	246,438
	Atsugi Co., Ltd.	9,100	41,434
#	Aucnet, Inc.	2,400	30,112
	Autobacs Seven Co., Ltd.	17,500	240,309
#	Avant Corp.	5,000	65,836
#	Avantia Co., Ltd.	4,700	38,602
	Avex, Inc.	17,500	213,797
	Awa Bank, Ltd. (The)	15,900	330,824
	Axell Corp.	2,300	15,806
	Axial Retailing, Inc.	8,500	401,226
	Azbil Corp.	6,400	325,955
	Bandai Namco Holdings, Inc.	20,300	1,731,003
	Bando Chemical Industries, Ltd.	14,200	88,850
	Bank of Iwate, Ltd. (The)	8,100	149,408
	Bank of Kochi, Ltd. (The)	4,100	27,873
	Bank of Kyoto, Ltd. (The)	14,600	766,142
	Bank of Nagoya, Ltd. (The)	5,100	126,638
	Bank of Okinawa, Ltd. (The)	9,700	248,364
	Bank of Saga, Ltd. (The)	6,800	83,944
	Bank of the Ryukyus, Ltd.	21,100	147,528
#	Bank of Toyama, Ltd. (The)	300	8,117
	Baroque Japan, Ltd.	7,100	51,109
	BayCurrent Consulting, Inc.	5,100	768,931
	Belc Co., Ltd.	5,500	311,142
	Bell System24 Holdings, Inc.	17,200	307,222
	Belluna Co., Ltd.	24,700	270,900
	Benefit One, Inc.	19,400	549,901
	Benesse Holdings, Inc.	4,500	86,864
#	BeNEXT Group, Inc.	6,200	73,121
*	Bengo4.com, Inc.	500	55,551
	Bic Camera, Inc.	17,600	190,348
	Biofermin Pharmaceutical Co., Ltd.	1,900	45,161
#	B-Lot Co., Ltd.	2,200	12,659
	BML, Inc.	8,000	278,398
	Bookoff Group Holdings, Ltd.	3,100	25,600
	Bourbon Corp.	700	14,675
	BP Castrol K.K.	2,900	34,173
	Br Holdings Corp.	10,200	64,069
	Bridgestone Corp.	87,400	3,256,303
	Broadleaf Co., Ltd.	32,400	195,476
#*	Broadmedia Corp.	21,200	17,648
	Brother Industries, Ltd.	62,300	1,389,200
#	Bull-Dog Sauce Co., Ltd.	3,500	78,964
	Bunka Shutter Co., Ltd.	24,700	220,405
	C Uyemura & Co., Ltd.	400	30,015
	CAC Holdings Corp.	2,100	27,212
	Calbee, Inc.	11,400	337,136
	Can Do Co., Ltd.	2,100	36,901
	Canare Electric Co., Ltd.	700	11,848
	Canon Electronics, Inc.	8,800	147,656
	Canon Marketing Japan, Inc.	14,100	309,384
#	Canon, Inc., Sponsored ADR	1,500	33,150

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Canon, Inc.	55,400	$1,225,531
	Capcom Co., Ltd.	19,800	1,242,239
	Career Design Center Co., Ltd.	1,000	8,502
	Carlit Holdings Co., Ltd.	8,400	57,729
	Casa, Inc.	2,200	20,192
	Casio Computer Co., Ltd.	15,300	270,305
	Cawachi, Ltd.	7,300	203,996
	CDS Co., Ltd.	1,800	23,743
	Central Automotive Products, Ltd.	3,900	96,680
	Central Glass Co., Ltd.	17,100	349,562
	Central Japan Railway Co.	6,400	916,430
	Central Security Patrols Co., Ltd.	2,100	66,625
#	Central Sports Co., Ltd.	2,600	53,640
	Charm Care Corp. KK	3,200	40,436
	Chiba Bank, Ltd. (The)	63,300	344,295
	Chiba Kogyo Bank, Ltd. (The)	17,300	39,209
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,000	132,253
	Chino Corp.	3,100	41,198
	Chiyoda Co., Ltd.	7,300	64,733
	Chiyoda Integre Co., Ltd.	5,600	92,703
	Chodai Co., Ltd.	3,400	50,571
	Chofu Seisakusho Co., Ltd.	9,800	190,013
	Chori Co., Ltd.	5,000	72,886
	Chubu Electric Power Co., Inc.	33,500	410,299
	Chubu Shiryo Co., Ltd.	10,900	146,249
	Chudenko Corp.	13,400	272,120
	Chuetsu Pulp & Paper Co., Ltd.	3,200	36,715
	Chugai Pharmaceutical Co., Ltd.	9,600	502,360
	Chugai Ro Co., Ltd.	2,300	35,346
	Chugoku Bank, Ltd. (The)	56,500	439,598
	Chugoku Electric Power Co., Inc. (The)	31,600	389,656
	Chugoku Marine Paints, Ltd.	12,500	113,479
	Chukyo Bank, Ltd. (The)	5,000	86,824
	Chuo Spring Co., Ltd.	2,000	54,886
	CI Takiron Corp.	19,100	118,789
	Citizen Watch Co., Ltd.	101,600	308,933
#	CK-San-Etsu Co., Ltd.	1,500	54,459
	Cleanup Corp.	10,500	46,063
	CMIC Holdings Co., Ltd.	8,000	112,309
	CMK Corp.	24,100	94,076
	Coca-Cola Bottlers Japan Holdings, Inc.	18,650	283,125
	cocokara fine, Inc.	2,400	156,302
	Colowide Co., Ltd.	20,200	368,488
	Computer Engineering & Consulting, Ltd.	8,400	112,671
	COMSYS Holdings Corp.	18,805	556,965
	Comture Corp.	7,800	216,229
	Concordia Financial Group, Ltd.	156,417	566,085
	CONEXIO Corp.	10,700	139,747
	Core Corp.	1,800	25,911
	Corona Corp.	5,700	50,438
	Cosel Co., Ltd.	8,100	87,491
	Cosmo Energy Holdings Co., Ltd.	25,900	573,548
	Cosmos Initia Co., Ltd.	5,600	19,244
	Cosmos Pharmaceutical Corp.	2,800	426,911
	Cota Co., Ltd.	1,730	23,975
	Create Medic Co., Ltd.	3,600	33,372
*	Create Restaurants Holdings, Inc.	26,400	203,481
	Create SD Holdings Co., Ltd.	12,000	389,412
	Credit Saison Co., Ltd.	66,600	759,683

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Creek & River Co., Ltd.	4,300	$47,185
	Cresco, Ltd.	3,000	36,454
	CTI Engineering Co., Ltd.	4,900	114,105
	CTS Co., Ltd.	8,900	78,495
	Curves Holdings Co., Ltd.	14,000	111,858
	CyberAgent, Inc.	14,000	876,463
	Cybozu, Inc.	7,100	177,941
	Dai Nippon Printing Co., Ltd.	28,800	496,431
	Dai Nippon Toryo Co., Ltd.	9,200	81,317
	Daibiru Corp.	14,200	161,580
	Daicel Corp.	71,300	542,388
	Dai-Dan Co., Ltd.	5,800	157,388
	Daido Kogyo Co., Ltd.	4,700	32,561
	Daido Metal Co., Ltd.	19,800	94,927
	Daido Steel Co., Ltd.	12,300	503,326
	Daidoh, Ltd.	10,800	19,080
	Daifuku Co., Ltd.	7,700	878,782
	Daihatsu Diesel Manufacturing Co., Ltd.	7,700	30,210
	Daihen Corp.	6,800	321,717
	Daiho Corp.	7,800	277,340
	Dai-Ichi Cutter Kogyo K.K.	5,000	63,485
	Daiichi Jitsugyo Co., Ltd.	3,600	142,185
	Daiichi Kensetsu Corp.	1,800	29,575
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,300	45,878
	Dai-ichi Life Holdings, Inc.	55,500	845,642
	Daiichi Sankyo Co., Ltd.	15,200	489,303
	Daiichikosho Co., Ltd.	12,000	414,005
	Daiken Corp.	5,500	93,621
	Daiken Medical Co., Ltd.	4,500	24,066
	Daiki Aluminium Industry Co., Ltd.	18,800	128,797
	Daiki Axis Co., Ltd.	3,000	30,705
	Daikin Industries, Ltd.	16,100	3,399,231
	Daikoku Denki Co., Ltd.	4,300	35,763
	Daikokutenbussan Co., Ltd.	3,200	170,445
	Daikyonishikawa Corp.	19,900	147,406
	Dainichi Co., Ltd.	4,700	39,137
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,600	119,353
	Daio Paper Corp.	32,500	586,978
	Daiohs Corp.	1,300	11,937
	Daiseki Co., Ltd.	6,600	209,086
	Daiseki Eco. Solution Co., Ltd.	1,200	9,183
	Daishi Hokuetsu Financial Group, Inc.	17,150	357,994
	Daishinku Corp.	2,600	58,588
	Daisue Construction Co., Ltd.	3,800	30,157
	Daito Bank, Ltd. (The)	4,300	25,093
	Daito Pharmaceutical Co., Ltd.	7,350	260,006
	Daito Trust Construction Co., Ltd.	11,100	1,156,774
	Daitron Co., Ltd.	3,300	50,145
	Daiwa House Industry Co., Ltd.	102,600	2,908,795
	Daiwa Industries, Ltd.	14,600	144,259
	Daiwa Securities Group, Inc.	179,300	853,368
	Daiwabo Holdings Co., Ltd.	8,600	724,842
	DCM Holdings Co., Ltd.	49,200	497,162
#	Dear Life Co., Ltd.	11,300	47,108
	DeNA Co., Ltd.	15,600	291,235
	Denka Co., Ltd.	36,500	1,390,082
	Densan System Co., Ltd.	3,700	111,817
	Denso Corp.	16,700	928,271
	Dentsu Group, Inc.	22,200	708,076

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Denyo Co., Ltd.	7,300	$143,090
	Dexerials Corp.	36,300	475,514
	DIC Corp.	38,800	949,955
	Digital Arts, Inc.	3,900	369,705
	Digital Garage, Inc.	7,100	243,079
	Digital Hearts Holdings Co., Ltd.	4,100	49,459
	Dip Corp.	10,400	285,417
	Disco Corp.	1,200	390,382
	DKK Co., Ltd.	4,700	121,468
#	DKK-Toa Corp.	1,900	15,297
	DKS Co., Ltd.	4,500	161,893
#	DMG Mori Co., Ltd.	43,000	675,184
	Doshisha Co., Ltd.	6,800	121,788
#	Double Standard, Inc.	600	24,463
	Doutor Nichires Holdings Co., Ltd.	14,300	212,599
	Dowa Holdings Co., Ltd.	21,395	782,538
*	Drecom Co., Ltd.	4,400	33,396
	DTS Corp.	18,600	396,358
	Duskin Co., Ltd.	8,300	218,986
	Dvx, Inc.	3,100	30,204
	DyDo Group Holdings, Inc.	4,400	221,680
	Dynic Corp.	3,300	24,764
	Eagle Industry Co., Ltd.	12,100	126,315
	Earth Corp.	3,400	194,087
	East Japan Railway Co.	12,900	850,911
	Ebara Corp.	21,600	745,781
	Ebara Foods Industry, Inc.	2,300	55,440
	Ebara Jitsugyo Co., Ltd.	1,900	68,812
#	Ebase Co., Ltd.	6,400	65,074
*	eBook Initiative Japan Co., Ltd.	800	17,659
	Eco's Co., Ltd.	4,900	87,495
	EDION Corp.	34,400	337,120
	EF-ON, Inc.	9,860	99,306
	eGuarantee, Inc.	5,700	126,682
	E-Guardian, Inc.	3,400	97,380
	Ehime Bank, Ltd. (The)	16,200	149,218
	Eidai Co., Ltd.	11,700	32,879
	Eiken Chemical Co., Ltd.	7,200	158,373
	Eisai Co., Ltd.	7,300	532,779
	Eizo Corp.	7,000	251,417
	Elan Corp.	7,200	102,178
	Elecom Co., Ltd.	6,500	307,915
	Electric Power Development Co., Ltd.	9,600	156,731
	Elematec Corp.	8,800	83,374
	EM Systems Co., Ltd.	8,400	77,439
	Endo Lighting Corp.	5,800	30,908
	ENEOS Holdings, Inc.	290,700	1,178,133
	Enigmo, Inc.	6,600	77,326
	en-japan, Inc.	10,600	303,608
	Enomoto Co., Ltd.	2,000	28,519
	Enplas Corp.	1,800	79,313
#	Enshu, Ltd.	3,500	29,362
	Ensuiko Sugar Refining Co., Ltd.	9,000	19,268
#	Entrust, Inc.	2,100	16,773
	EPS Holdings, Inc.	11,500	111,942
	eRex Co., Ltd.	9,500	157,453
	ES-Con Japan, Ltd.	27,000	188,656
	Eslead Corp.	3,700	52,448
	ESPEC Corp.	4,400	83,377

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Exedy Corp.	13,000	$194,628
	Ezaki Glico Co., Ltd.	5,900	259,235
	F&M Co., Ltd.	1,700	29,371
	Faith, Inc.	4,000	30,375
	FALCO HOLDINGS Co., Ltd.	2,100	34,179
	FAN Communications, Inc.	18,400	71,467
	Fancl Corp.	13,800	506,674
	FANUC Corp.	1,800	469,924
	Fast Retailing Co., Ltd.	4,000	3,438,088
	FCC Co., Ltd.	12,300	197,350
*	FDK Corp.	3,899	54,848
	Feed One Co., Ltd.	10,780	89,974
	Fenwal Controls of Japan, Ltd.	700	8,860
	Ferrotec Holdings Corp.	21,600	346,202
#*	FFRI Security, Inc.	800	17,041
	FIDEA Holdings Co., Ltd.	94,200	96,493
	Fields Corp.	6,800	33,206
	Financial Products Group Co., Ltd.	22,500	107,090
	FINDEX, Inc.	5,100	54,028
	First Bank of Toyama, Ltd. (The)	23,300	64,128
	First Brothers Co., Ltd.	3,900	36,189
	First Juken Co., Ltd.	4,100	41,440
#	First-corp, Inc.	1,100	7,388
	Fixstars Corp.	4,500	40,097
	FJ Next Co., Ltd.	7,900	76,232
#	Forval Corp.	1,400	11,022
	Foster Electric Co., Ltd.	10,600	157,278
	FP Corp.	19,200	768,313
	France Bed Holdings Co., Ltd.	7,200	63,798
	Freebit Co., Ltd.	6,000	55,937
	Freund Corp.	4,300	32,261
	F-Tech, Inc.	10,000	59,462
	FTGroup Co., Ltd.	6,700	87,579
	Fudo Tetra Corp.	8,250	133,837
	Fuji Co., Ltd.	8,000	150,481
	Fuji Corp.	19,300	504,451
	Fuji Corp.	3,600	71,376
	Fuji Corp., Ltd.	11,800	71,465
	Fuji Die Co., Ltd.	2,300	14,306
	Fuji Electric Co., Ltd.	16,900	673,395
	Fuji Kyuko Co., Ltd.	1,600	77,306
	Fuji Media Holdings, Inc.	17,500	203,139
*	Fuji Oil Co., Ltd.	17,700	36,359
	Fuji Oil Holdings, Inc.	16,600	485,484
	Fuji Pharma Co., Ltd.	7,000	81,373
	Fuji Seal International, Inc.	18,400	341,675
#	Fuji Soft, Inc.	6,300	325,455
	Fujibo Holdings, Inc.	4,500	172,804
	Fujicco Co., Ltd.	6,000	117,079
	FUJIFILM Holdings Corp.	14,200	813,404
	Fujikura Composites, Inc.	8,600	32,386
	Fujikura Kasei Co., Ltd.	10,400	49,020
*	Fujikura, Ltd.	141,200	661,754
	Fujimak Corp.	1,400	9,950
	Fujimori Kogyo Co., Ltd.	7,400	328,635
	Fujio Food Group, Inc.	800	9,559
	Fujisash Co., Ltd.	35,600	26,868
	Fujishoji Co., Ltd.	3,200	26,075
	Fujitec Co., Ltd.	16,000	349,081

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujitsu General, Ltd.	8,500	$211,283
	Fujitsu, Ltd.	25,800	3,937,075
	Fujiya Co., Ltd.	2,100	45,441
	FuKoKu Co., Ltd.	6,200	39,844
	Fukuda Corp.	2,600	126,554
	Fukuda Denshi Co., Ltd.	1,400	107,588
	Fukui Bank, Ltd. (The)	9,900	177,714
	Fukui Computer Holdings, Inc.	2,100	75,948
	Fukuoka Financial Group, Inc.	43,832	784,090
	Fukushima Galilei Co., Ltd.	5,100	211,806
	Fukuyama Transporting Co., Ltd.	10,200	397,707
	FULLCAST Holdings Co., Ltd.	6,400	102,361
	Fumakilla, Ltd.	1,200	18,939
*	Funai Electric Co., Ltd.	11,600	47,576
	Funai Soken Holdings, Inc.	8,970	198,501
#	Furukawa Battery Co., Ltd. (The)	2,100	30,843
	Furukawa Co., Ltd.	14,800	171,342
	Furukawa Electric Co., Ltd.	27,800	749,601
	Furuno Electric Co., Ltd.	10,200	110,850
	Furusato Industries, Ltd.	4,200	50,871
	Furuya Metal Co., Ltd.	800	50,581
	Furyu Corp.	8,200	88,854
	Fuso Chemical Co., Ltd.	8,900	315,432
	Fuso Pharmaceutical Industries, Ltd.	3,400	85,510
	Futaba Corp.	16,300	148,786
	Futaba Industrial Co., Ltd.	35,800	171,848
	Future Corp.	8,700	145,941
	Fuyo General Lease Co., Ltd.	12,000	831,680
	G-7 Holdings, Inc.	8,200	190,311
	Gakken Holdings Co., Ltd.	4,400	72,074
#	Gakkyusha Co., Ltd.	3,000	38,473
	GCA Corp.	5,600	36,499
	Gecoss Corp.	7,000	63,017
#	Genki Sushi Co., Ltd.	2,000	46,639
	Genky DrugStores Co., Ltd.	4,200	152,179
	Geo Holdings Corp.	19,600	230,003
	Geostr Corp.	7,300	22,126
	Giken, Ltd.	4,400	207,182
	GL Sciences, Inc.	1,700	44,513
	GLOBERIDE, Inc.	6,000	240,067
	Glory, Ltd.	16,100	312,068
	Glosel Co., Ltd.	7,000	33,042
	GMO Financial Holdings, Inc.	7,700	52,359
	GMO GlobalSign Holdings K.K.	1,300	117,754
	GMO internet, Inc.	17,000	480,241
	GMO Payment Gateway, Inc.	5,800	826,321
	GMO Pepabo, Inc.	500	27,683
	Godo Steel, Ltd.	4,200	77,126
	Goldcrest Co., Ltd.	8,900	153,235
	Goldwin, Inc.	5,200	313,420
	Golf Digest Online, Inc.	6,700	56,923
	Good Com Asset Co., Ltd.	2,800	32,785
	Grandy House Corp.	4,200	16,185
	Gree, Inc.	16,800	92,394
#	Greens Co., Ltd.	2,500	10,866
	GS Yuasa Corp.	23,216	685,847
	GSI Creos Corp.	1,800	31,946
	G-Tekt Corp.	11,700	163,853
	Gun-Ei Chemical Industry Co., Ltd.	1,900	46,352

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	GungHo Online Entertainment, Inc.	15,740	$392,404
	Gunma Bank, Ltd. (The)	120,400	371,375
	Gunze, Ltd.	7,800	248,732
	H.U. Group Holdings, Inc.	29,400	874,181
	H2O Retailing Corp.	36,900	265,103
	HABA Laboratories, Inc.	900	34,905
	Hachijuni Bank, Ltd. (The)	120,600	385,591
	Hagihara Industries, Inc.	4,900	67,541
	Hagiwara Electric Holdings Co., Ltd.	3,300	83,396
	Hakudo Co., Ltd.	3,200	43,058
	Hakuhodo DY Holdings, Inc.	32,400	469,501
	Hakuto Co., Ltd.	6,400	74,885
*	Hakuyosha Co., Ltd.	800	18,281
	Halows Co., Ltd.	3,100	96,364
	Hamakyorex Co., Ltd.	9,700	283,425
	Hamamatsu Photonics KK	4,300	249,409
	Hamee Corp.	1,400	23,568
#	Handsman Co., Ltd.	800	14,478
	Hankyu Hanshin Holdings, Inc.	28,400	918,883
	Hanwa Co., Ltd.	15,800	408,155
	Happinet Corp.	7,100	105,302
	Harada Industry Co., Ltd.	4,800	39,095
	Hard Off Corp. Co., Ltd.	4,500	32,635
	Harima Chemicals Group, Inc.	6,100	53,119
	Harmonic Drive Systems, Inc.	900	67,244
	Haruyama Holdings, Inc.	4,600	29,834
	Haseko Corp.	133,700	1,575,948
	Hayashikane Sangyo Co., Ltd.	2,900	16,359
	Hazama Ando Corp.	106,100	735,724
	Heiwa Corp.	22,700	318,269
	Heiwa Real Estate Co., Ltd.	9,800	335,349
	Heiwado Co., Ltd.	14,000	289,417
	Helios Techno Holding Co., Ltd.	7,500	21,997
	Hibino Corp.	2,500	26,809
	Hibiya Engineering, Ltd.	7,600	134,397
	Hiday Hidaka Corp.	6,381	107,207
	Hikari Tsushin, Inc.	2,900	608,173
	HI-LEX Corp.	10,700	151,792
	Hino Motors, Ltd.	46,600	401,653
	Hinokiya Group Co., Ltd.	100	1,933
	Hioki EE Corp.	2,000	78,385
#	Hirakawa Hewtech Corp.	4,000	47,721
#	Hirano Tecseed Co., Ltd.	5,000	103,979
	Hirata Corp.	900	71,176
	Hirogin Holdings, Inc.	82,300	478,163
	Hirose Electric Co., Ltd.	1,755	275,549
#	Hirose Tusyo, Inc.	1,900	36,821
	Hiroshima Gas Co., Ltd.	9,300	33,462
*	HIS Co., Ltd.	13,400	229,656
	Hisaka Works, Ltd.	6,800	52,644
	Hisamitsu Pharmaceutical Co., Inc.	2,100	125,781
	Hitachi Capital Corp.	26,000	641,470
	Hitachi Construction Machinery Co., Ltd.	12,500	364,369
	Hitachi Metals, Ltd.	19,900	317,498
	Hitachi Transport System, Ltd.	19,000	558,421
	Hitachi Zosen Corp.	74,700	426,338
	Hitachi, Ltd.	74,500	3,069,048
	Hito Communications Holdings, Inc.	2,200	38,409
	Hochiki Corp.	5,600	67,491

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hodogaya Chemical Co., Ltd.	3,100	$162,443
	Hogy Medical Co., Ltd.	2,600	79,359
	Hokkaido Coca-Cola Bottling Co., Ltd.	700	26,408
	Hokkaido Electric Power Co., Inc.	57,300	243,084
	Hokkaido Gas Co., Ltd.	4,700	70,253
	Hokkan Holdings, Ltd.	5,200	71,066
	Hokko Chemical Industry Co., Ltd.	8,500	93,913
	Hokkoku Bank, Ltd. (The)	10,300	237,437
	Hokuetsu Corp.	57,300	243,821
	Hokuetsu Industries Co., Ltd.	8,800	87,224
	Hokuhoku Financial Group, Inc.	55,900	493,386
	Hokuriku Electric Industry Co., Ltd.	3,300	28,519
	Hokuriku Electric Power Co.	42,000	274,869
	Hokuriku Electrical Construction Co., Ltd.	5,000	57,683
#	Hokuto Corp.	6,400	132,050
	Honda Motor Co., Ltd.	96,000	2,535,042
	Honda Tsushin Kogyo Co., Ltd.	6,800	30,847
	H-One Co., Ltd.	10,500	75,277
	Honeys Holdings Co., Ltd.	6,900	64,431
	Honshu Chemical Industry Co., Ltd.	1,800	31,282
	Hoosiers Holdings	18,200	115,204
	Horiba, Ltd.	9,400	615,397
	Hoshizaki Corp.	2,200	195,272
	Hosiden Corp.	22,400	203,911
	Hosokawa Micron Corp.	3,400	200,931
#	Hotland Co., Ltd.	2,600	29,998
	House Foods Group, Inc.	11,600	428,521
	Howa Machinery, Ltd.	5,400	43,382
	Hoya Corp.	26,300	3,365,187
	Hulic Co., Ltd.	28,695	324,426
	Hyakugo Bank, Ltd. (The)	99,500	278,993
	Hyakujushi Bank, Ltd. (The)	11,500	163,678
*	I K K, Inc.	5,600	32,729
	Ibiden Co., Ltd.	7,100	329,464
	IBJ, Inc.	7,100	59,139
	Ichibanya Co., Ltd.	1,998	97,668
	Ichigo, Inc.	137,900	379,696
	Ichiken Co., Ltd.	3,100	55,730
	Ichikoh Industries, Ltd.	17,800	114,665
#	Ichimasa Kamaboko Co., Ltd.	3,500	39,487
	Ichinen Holdings Co., Ltd.	12,700	148,513
	Ichiyoshi Securities Co., Ltd.	18,500	88,801
	Icom, Inc.	4,200	109,584
	ID Holdings Corp.	3,700	43,589
	Idec Corp.	13,400	236,571
	Idemitsu Kosan Co., Ltd.	22,583	530,338
	IDOM, Inc.	37,000	215,985
	Ihara Science Corp.	3,500	59,020
	IHI Corp.	64,400	1,127,788
	Iida Group Holdings Co., Ltd.	17,000	375,011
	Iino Kaiun Kaisha, Ltd.	36,600	141,024
	IJTT Co., Ltd.	9,300	42,784
	Ikegami Tsushinki Co., Ltd.	2,500	20,392
#	Imagica Group, Inc.	7,200	25,350
#	Imasen Electric Industrial	1,400	9,419
	Inaba Denki Sangyo Co., Ltd.	10,000	233,750
	Inaba Seisakusho Co., Ltd.	4,800	64,885
	Inabata & Co., Ltd.	20,600	289,217
	Ines Corp.	1,800	24,488

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	I-Net Corp.	7,310	$107,892
	Infocom Corp.	13,200	382,803
	Infomart Corp.	62,600	536,238
	Information Services International-Dentsu, Ltd.	9,800	361,432
	Innotech Corp.	6,300	73,928
	Inpex Corp.	166,200	962,056
	Insource Co., Ltd.	3,400	76,352
	Intage Holdings, Inc.	15,600	174,746
	Intelligent Wave, Inc.	4,800	32,649
#	Inter Action Corp.	1,700	39,098
	Internet Initiative Japan, Inc.	26,600	545,184
#	Inui Global Logistics Co., Ltd.	5,100	45,405
	I-O Data Device, Inc.	4,300	42,189
	I-PEX, Inc.	3,200	64,335
	IR Japan Holdings, Ltd.	2,200	367,528
	Iriso Electronics Co., Ltd.	5,200	236,911
	I'rom Group Co., Ltd.	900	15,029
	Ise Chemicals Corp.	600	18,542
*	Iseki & Co., Ltd.	7,400	95,628
	Isetan Mitsukoshi Holdings, Ltd.	94,100	578,545
#	Ishihara Chemical Co., Ltd.	2,000	39,720
	Ishihara Sangyo Kaisha, Ltd.	15,600	109,609
	Ishizuka Glass Co., Ltd.	600	10,321
	Isolite Insulating Products Co., Ltd.	4,700	23,568
	Isuzu Motors, Ltd.	82,300	787,022
	Itfor, Inc.	5,500	48,994
	Ito En, Ltd.	8,500	530,381
#	ITOCHU Corp.	71,700	2,053,415
	Itochu Enex Co., Ltd.	26,700	256,594
	Itochu Techno-Solutions Corp.	13,200	465,354
	Itochu-Shokuhin Co., Ltd.	2,500	125,889
	Itoham Yonekyu Holdings, Inc.	61,800	418,192
	Itoki Corp.	20,600	63,834
*	Itokuro, Inc.	1,600	15,944
	IwaiCosmo Holdings, Inc.	7,900	105,853
	Iwaki & Co., Ltd.	11,000	67,664
	Iwasaki Electric Co., Ltd.	3,500	45,869
	Iwatani Corp.	18,500	1,141,091
*	Iwatsu Electric Co., Ltd.	4,300	34,349
	Iwatsuka Confectionery Co., Ltd.	1,600	67,435
	Iyo Bank, Ltd. (The)	72,700	417,263
	Izumi Co., Ltd.	13,300	477,968
	J Front Retailing Co., Ltd.	63,200	523,591
#	J Trust Co., Ltd.	25,100	61,270
	JAC Recruitment Co., Ltd.	4,600	81,757
	Jaccs Co., Ltd.	9,900	176,628
	Jafco Group Co., Ltd.	14,200	767,943
	Jalux, Inc.	3,200	42,199
	Jamco Corp.	3,500	22,098
	Janome Sewing Machine Co., Ltd.	7,000	54,683
*	Japan Airlines Co., Ltd.	42,800	763,972
	Japan Airport Terminal Co., Ltd.	1,500	78,914
	Japan Asia Group, Ltd.	8,500	97,707
#*	Japan Asia Investment Co., Ltd.	9,000	19,853
*	Japan Asset Marketing Co., Ltd.	19,100	21,160
	Japan Aviation Electronics Industry, Ltd.	33,800	524,603
	Japan Best Rescue System Co., Ltd.	3,800	30,752
	Japan Cash Machine Co., Ltd.	8,500	41,459
#*	Japan Display, Inc.	285,200	127,729

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Electronic Materials Corp.	2,800	$53,279
	Japan Elevator Service Holdings Co., Ltd.	5,600	131,814
	Japan Exchange Group, Inc.	36,700	856,779
	Japan Foundation Engineering Co., Ltd.	9,800	43,856
#	Japan Investment Adviser Co., Ltd.	3,000	31,765
	Japan Lifeline Co., Ltd.	15,300	220,752
	Japan Material Co., Ltd.	19,200	268,052
	Japan Medical Dynamic Marketing, Inc.	8,300	173,423
	Japan Oil Transportation Co., Ltd.	1,100	27,587
	Japan Petroleum Exploration Co., Ltd.	9,800	186,359
	Japan Post Holdings Co., Ltd.	89,600	712,550
	Japan Post Insurance Co., Ltd.	15,000	294,619
#	Japan Property Management Center Co., Ltd.	4,600	51,411
	Japan Pulp & Paper Co., Ltd.	4,400	148,858
	Japan Securities Finance Co., Ltd.	41,800	207,614
	Japan Steel Works, Ltd. (The)	20,074	557,720
	Japan Tobacco, Inc.	104,700	2,079,791
	Japan Transcity Corp.	14,800	74,051
	Japan Wool Textile Co., Ltd. (The)	18,700	170,126
	Jastec Co., Ltd.	2,800	31,757
	JBCC Holdings, Inc.	6,700	93,856
	JCR Pharmaceuticals Co., Ltd.	4,800	158,090
	JCU Corp.	10,500	391,106
	Jeol, Ltd.	18,700	765,787
*	JFE Holdings, Inc.	56,900	493,684
#	JFLA Holdings, Inc.	7,200	25,077
	JGC Holdings Corp.	56,000	634,474
*	JIG-SAW, Inc.	800	97,863
	Jimoto Holdings, Inc.	5,710	43,802
	JINS Holdings, Inc.	4,400	285,886
#	JK Holdings Co., Ltd.	6,500	50,254
	JM Holdings Co., Ltd.	5,400	105,276
	JMS Co., Ltd.	7,600	67,813
#	Joban Kosan Co., Ltd.	2,900	37,282
	J-Oil Mills, Inc.	4,800	169,412
	Joshin Denki Co., Ltd.	5,700	149,263
	JP-Holdings, Inc.	15,500	41,830
	JSP Corp.	6,700	108,386
	JSR Corp.	17,000	518,765
	JTEKT Corp.	63,100	560,690
	Juki Corp.	8,500	51,363
	Juroku Bank, Ltd. (The)	14,000	246,722
	Justsystems Corp.	5,800	421,424
	JVCKenwood Corp.	99,600	165,553
	K&O Energy Group, Inc.	5,900	80,522
	Kadokawa Corp.	7,700	250,096
#	Kadoya Sesame Mills, Inc.	500	19,075
	Kaga Electronics Co., Ltd.	8,100	189,154
	Kagome Co., Ltd.	5,600	185,578
	Kajima Corp.	70,500	944,601
	Kakaku.com, Inc.	19,300	558,976
	Kaken Pharmaceutical Co., Ltd.	9,400	368,912
	Kakiyasu Honten Co., Ltd.	3,800	95,910
	Kameda Seika Co., Ltd.	1,600	74,109
	Kamei Corp.	9,400	107,163
	Kamigumi Co., Ltd.	23,700	418,092
	Kanaden Corp.	6,900	79,920
	Kanagawa Chuo Kotsu Co., Ltd.	2,100	77,469
	Kanamic Network Co., Ltd.	5,700	37,680

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanamoto Co., Ltd.	16,300	$348,619
	Kandenko Co., Ltd.	40,400	348,236
	Kaneka Corp.	16,700	599,748
	Kaneko Seeds Co., Ltd.	3,900	59,058
	Kanematsu Corp.	34,500	433,907
	Kanematsu Electronics, Ltd.	6,100	226,094
	Kansai Electric Power Co., Inc. (The)	36,600	358,840
	Kansai Mirai Financial Group, Inc.	40,035	191,608
	Kansai Paint Co., Ltd.	8,600	253,141
	Kansai Super Market, Ltd.	6,000	64,688
	Kanto Denka Kogyo Co., Ltd.	27,400	219,053
	Kao Corp.	37,100	2,691,855
	Kasai Kogyo Co., Ltd.	14,200	52,927
	Katakura Industries Co., Ltd.	10,100	128,958
	Katitas Co., Ltd.	4,600	137,439
	Kato Sangyo Co., Ltd.	5,000	165,008
	Kato Works Co., Ltd.	5,200	47,384
	Kawada Technologies, Inc.	1,900	76,344
#	Kawagishi Bridge Works Co., Ltd.	600	13,994
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,800	45,782
*	Kawasaki Heavy Industries, Ltd.	60,500	1,285,666
#*	Kawasaki Kisen Kaisha, Ltd.	16,874	295,385
	KDDI Corp.	165,200	4,855,679
	KeePer Technical Laboratory Co., Ltd.	3,600	68,325
	Keihan Holdings Co., Ltd.	12,700	578,977
	Keihanshin Building Co., Ltd.	9,500	150,483
	Keihin Co., Ltd.	1,500	19,172
	Keikyu Corp.	19,700	315,989
	Keio Corp.	7,900	578,162
	Keisei Electric Railway Co., Ltd.	10,399	353,086
	Keiyo Bank, Ltd. (The)	50,600	193,602
	Keiyo Co., Ltd.	8,300	58,452
	KEL Corp.	1,800	16,170
	Kenko Mayonnaise Co., Ltd.	4,700	83,025
	Kewpie Corp.	33,900	781,700
	Keyence Corp.	2,800	1,503,267
	KFC Holdings Japan, Ltd.	5,600	149,943
	KFC, Ltd.	1,500	30,796
	KH Neochem Co., Ltd.	8,300	187,177
	Kikkoman Corp.	8,200	578,615
	Kimoto Co., Ltd.	17,300	27,749
	Kimura Chemical Plants Co., Ltd.	5,900	31,192
	Kinden Corp.	36,200	581,687
	King Co., Ltd.	4,000	22,594
	King Jim Co., Ltd.	4,200	35,454
#*	Kinki Sharyo Co., Ltd. (The)	1,800	21,240
	Kintetsu Department Store Co., Ltd.	2,400	74,547
	Kintetsu Group Holdings Co., Ltd.	9,000	378,799
	Kintetsu World Express, Inc.	17,700	433,923
	Kirin Holdings Co., Ltd.	29,600	636,223
	Kissei Pharmaceutical Co., Ltd.	13,200	290,717
	Ki-Star Real Estate Co., Ltd.	4,300	101,592
	Kitagawa Corp.	4,300	55,036
	Kita-Nippon Bank, Ltd. (The)	3,600	63,769
	Kitano Construction Corp.	1,600	37,025
#	Kitanotatsujin Corp.	16,200	88,534
	Kito Corp.	15,500	225,535
	Kitz Corp.	25,100	144,212
	Kiyo Bank, Ltd. (The)	27,100	349,586

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	KLab, Inc.	6,800	$59,203
	Koa Corp.	13,600	207,007
	Koatsu Gas Kogyo Co., Ltd.	12,700	91,190
	Kobayashi Pharmaceutical Co., Ltd.	1,300	146,392
	Kobe Bussan Co., Ltd.	15,200	421,038
*	Kobe Electric Railway Co., Ltd.	1,600	56,350
*	Kobe Steel, Ltd.	121,300	564,288
	Koei Tecmo Holdings Co., Ltd.	700	40,101
	Kohnan Shoji Co., Ltd.	12,300	334,468
	Kohsoku Corp.	3,200	44,796
	Koito Manufacturing Co., Ltd.	6,500	419,377
	Kojima Co., Ltd.	14,600	86,520
	Kokusai Co., Ltd.	1,000	6,935
#	Kokusai Pulp & Paper Co., Ltd.	6,000	13,907
	Kokuyo Co., Ltd.	35,800	465,964
	KOMAIHALTEC, Inc.	900	18,322
	Komatsu Matere Co., Ltd.	8,200	76,323
	Komatsu Wall Industry Co., Ltd.	3,000	49,616
	Komatsu, Ltd.	50,100	1,372,714
	KOMEDA Holdings Co., Ltd.	14,000	252,810
	Komehyo Holdings Co., Ltd.	3,700	25,100
	Komeri Co., Ltd.	14,500	385,042
	Komori Corp.	21,200	138,040
#	Konaka Co., Ltd.	13,400	38,815
	Konami Holdings Corp.	11,200	686,354
	Kondotec, Inc.	7,700	77,681
	Konica Minolta, Inc.	184,200	799,076
	Konishi Co., Ltd.	13,800	208,670
	Konoike Transport Co., Ltd.	11,700	114,869
	Konoshima Chemical Co., Ltd.	3,900	48,444
#*	Kosaido Co., Ltd.	8,600	69,532
	Kose Corp.	800	128,575
#	Koshidaka Holdings Co., Ltd.	14,000	56,026
	Kotobuki Spirits Co., Ltd.	6,300	341,241
*	Kourakuen Holdings Corp.	3,500	56,683
	Kozo Keikaku Engineering, Inc.	500	11,896
	Krosaki Harima Corp.	3,300	153,247
	KRS Corp.	2,700	40,094
	K's Holdings Corp.	57,600	778,857
	KU Holdings Co., Ltd.	2,700	20,990
	Kubota Corp., Sponsored ADR	1,000	110,890
	Kubota Corp.	47,400	1,041,432
	Kumagai Gumi Co., Ltd.	15,300	378,540
	Kumiai Chemical Industry Co., Ltd.	21,563	176,234
	Kunimine Industries Co., Ltd.	2,500	29,356
	Kura Sushi, Inc.	1,000	60,702
	Kurabo Industries, Ltd.	6,600	113,582
	Kuraray Co., Ltd.	130,500	1,398,104
	Kureha Corp.	7,000	433,583
	Kurimoto, Ltd.	4,400	69,416
	Kurita Water Industries, Ltd.	21,900	888,926
	Kuriyama Holdings Corp.	5,600	34,966
	Kushikatsu Tanaka Holdings Co.	1,100	16,853
	Kusuri no Aoki Holdings Co., Ltd.	4,500	368,454
*	KYB Corp.	8,300	186,249
	Kyocera Corp.	15,151	971,062
	Kyoden Co., Ltd.	10,500	30,675
	Kyodo Printing Co., Ltd.	2,700	92,124
	Kyoei Steel, Ltd.	9,300	119,749

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kyokuto Boeki Kaisha, Ltd.	3,000	$38,967
	Kyokuto Kaihatsu Kogyo Co., Ltd.	13,900	191,029
	Kyokuto Securities Co., Ltd.	9,100	65,701
	Kyokuyo Co., Ltd.	3,700	107,097
	KYORIN Holdings, Inc.	14,200	266,507
	Kyoritsu Maintenance Co., Ltd.	5,320	172,265
	Kyoritsu Printing Co., Ltd.	16,700	19,473
	Kyosan Electric Manufacturing Co., Ltd.	19,800	77,148
	Kyowa Electronic Instruments Co., Ltd.	9,800	35,874
	Kyowa Exeo Corp.	18,045	471,170
	Kyowa Kirin Co., Ltd.	4,000	118,564
	Kyowa Leather Cloth Co., Ltd.	5,900	35,629
	Kyudenko Corp.	13,300	404,189
	Kyushu Electric Power Co., Inc.	38,100	353,459
	Kyushu Financial Group, Inc.	102,099	408,333
	Kyushu Railway Co.	14,400	302,415
	LAC Co., Ltd.	4,500	44,382
#	Lacto Japan Co., Ltd.	1,300	32,588
*	Laox Co., Ltd.	19,000	32,526
	Lasertec Corp.	11,800	1,580,585
	Lawson, Inc.	7,900	383,685
	LEC, Inc.	10,800	138,381
	Lecip Holdings Corp.	3,200	15,353
	Life Corp.	3,500	110,225
	LIFULL Co., Ltd.	13,100	50,648
	Like Co., Ltd.	1,200	23,861
	Linical Co., Ltd.	2,800	20,106
	Link And Motivation, Inc.	11,200	61,076
	Lintec Corp.	17,400	394,119
	Lion Corp.	13,800	315,412
*	Litalico, Inc.	3,000	104,335
	Lixil Corp.	41,700	972,456
	Look Holdings, Inc.	2,300	19,639
*	M&A Capital Partners Co., Ltd.	5,000	245,364
	M3, Inc.	27,200	2,289,551
	Mabuchi Motor Co., Ltd.	8,500	350,513
	Macnica Fuji Electronics Holdings, Inc.	21,499	450,538
	Macromill, Inc.	14,300	103,010
	Maeda Corp.	40,400	330,800
	Maeda Kosen Co., Ltd.	10,800	274,961
	Maeda Road Construction Co., Ltd.	6,500	109,768
	Maezawa Industries, Inc.	2,800	15,161
	Maezawa Kasei Industries Co., Ltd.	5,600	50,846
	Maezawa Kyuso Industries Co., Ltd.	3,400	71,311
	Makino Milling Machine Co., Ltd.	10,500	423,142
	Makita Corp.	3,100	147,931
	Mani, Inc.	3,200	84,802
	MarkLines Co., Ltd.	2,000	47,198
	Mars Group Holdings Corp.	5,800	84,492
	Marubeni Corp.	176,500	1,172,720
	Marubun Corp.	6,700	34,490
	Marudai Food Co., Ltd.	9,900	160,400
	Marufuji Sheet Piling Co., Ltd.	400	7,587
	Maruha Nichiro Corp.	21,700	488,244
	Marui Group Co., Ltd.	18,400	329,749
	Maruichi Steel Tube, Ltd.	8,000	172,720
	Maruka Corp.	2,600	47,669
	Marusan Securities Co., Ltd.	28,400	140,233
	Maruwa Co., Ltd.	2,900	303,491

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Maruwa Unyu Kikan Co., Ltd.	17,600	$375,034
	Maruyama Manufacturing Co., Inc.	900	13,286
	Maruzen CHI Holdings Co., Ltd.	8,400	29,690
	Maruzen Showa Unyu Co., Ltd.	4,800	154,076
	Marvelous, Inc.	5,900	54,056
	Matching Service Japan Co., Ltd.	2,600	28,036
	Matsuda Sangyo Co., Ltd.	6,500	111,400
#	Matsui Construction Co., Ltd.	8,200	55,395
	Matsui Securities Co., Ltd.	1,900	14,775
	Matsumotokiyoshi Holdings Co., Ltd.	2,900	115,014
	Matsuyafoods Holdings Co., Ltd.	2,400	80,396
	Max Co., Ltd.	8,500	123,734
*	Maxell Holdings, Ltd.	21,900	287,735
	Maxvalu Tokai Co., Ltd.	2,400	61,634
	Mazda Motor Corp.	66,600	474,796
	McDonald's Holdings Co. Japan, Ltd.	6,200	302,341
	MCJ Co., Ltd.	34,200	327,637
	Mebuki Financial Group, Inc.	242,290	469,095
	MEC Co., Ltd.	3,000	63,858
	Media Do Co., Ltd.	2,600	153,492
	Medical Data Vision Co., Ltd.	3,400	84,850
	Medical System Network Co., Ltd.	15,500	82,978
	Medipal Holdings Corp.	20,900	427,922
#	Medius Holdings Co., Ltd.	1,200	9,068
	Megachips Corp.	6,600	195,727
	Megmilk Snow Brand Co., Ltd.	18,300	394,812
	Meidensha Corp.	20,800	483,269
	Meiji Electric Industries Co., Ltd.	1,000	13,945
	MEIJI Holdings Co., Ltd.	17,400	1,187,723
	Meiji Shipping Co., Ltd.	6,900	25,259
	Meiko Electronics Co., Ltd.	13,700	242,508
	Meiko Network Japan Co., Ltd.	4,300	24,420
	Meisei Industrial Co., Ltd.	17,000	126,981
	Meitec Corp.	8,300	435,014
	Meito Sangyo Co., Ltd.	3,300	44,226
#	Meiwa Corp.	11,400	48,541
	Meiwa Estate Co., Ltd.	3,900	22,501
	Melco Holdings, Inc.	1,800	64,377
	Members Co., Ltd.	2,000	48,303
	Menicon Co., Ltd.	13,100	788,402
	Mercuria Investment Co., Ltd.	900	6,167
#*	Metaps, Inc.	1,800	13,172
	METAWATER Co., Ltd.	3,400	76,890
	Michinoku Bank, Ltd. (The)	8,699	83,923
	Mie Kotsu Group Holdings, Inc.	26,600	120,482
	Mikuni Corp.	11,100	28,761
	Milbon Co., Ltd.	5,900	385,932
*	Mimaki Engineering Co., Ltd.	8,600	39,128
	Mimasu Semiconductor Industry Co., Ltd.	9,500	242,711
	Minebea Mitsumi, Inc.	65,461	1,452,809
	Ministop Co., Ltd.	5,900	80,110
	Miraial Co., Ltd.	2,200	22,934
	Mirait Holdings Corp.	35,000	557,865
	Miroku Jyoho Service Co., Ltd.	5,900	122,025
	MISUMI Group, Inc.	10,100	328,855
	Mitani Corp.	1,900	123,393
	Mitani Sangyo Co., Ltd.	9,700	39,246
	Mitani Sekisan Co., Ltd.	1,400	62,757
	Mito Securities Co., Ltd.	28,900	68,418

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mitsuba Corp.	13,600	$54,785
	Mitsubishi Chemical Holdings Corp.	178,600	1,221,611
	Mitsubishi Corp.	68,600	1,737,783
	Mitsubishi Electric Corp.	95,900	1,462,936
	Mitsubishi Estate Co., Ltd.	53,900	852,697
	Mitsubishi Gas Chemical Co., Inc.	25,100	574,312
	Mitsubishi Heavy Industries, Ltd.	58,100	1,668,824
#	Mitsubishi Kakoki Kaisha, Ltd.	3,200	93,475
	Mitsubishi Logisnext Co., Ltd.	16,000	179,128
	Mitsubishi Logistics Corp.	15,000	417,691
	Mitsubishi Materials Corp.	29,000	616,183
*	Mitsubishi Motors Corp.	101,500	230,765
	Mitsubishi Paper Mills, Ltd.	11,200	36,083
	Mitsubishi Pencil Co., Ltd.	3,700	46,989
	Mitsubishi Research Institute, Inc.	3,500	140,867
	Mitsubishi Shokuhin Co., Ltd.	7,500	203,006
*	Mitsubishi Steel Manufacturing Co., Ltd.	5,400	31,707
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	200,932
	Mitsubishi UFJ Financial Group, Inc.	690,800	3,119,499
	Mitsubishi UFJ Lease & Finance Co., Ltd.	166,600	815,204
	Mitsuboshi Belting, Ltd.	9,800	154,366
	Mitsui & Co., Ltd., Sponsored ADR	336	125,177
	Mitsui & Co., Ltd.	92,000	1,707,021
	Mitsui Chemicals, Inc.	33,910	971,681
*	Mitsui E&S Holdings Co., Ltd.	35,100	135,346
	Mitsui Fudosan Co., Ltd.	37,500	761,161
	Mitsui High-Tec, Inc.	5,900	231,226
	Mitsui Matsushima Holdings Co., Ltd.	5,300	38,899
	Mitsui Mining & Smelting Co., Ltd.	34,500	1,201,498
	Mitsui OSK Lines, Ltd.	27,900	757,441
	Mitsui Sugar Co., Ltd.	7,900	140,208
	Mitsui-Soko Holdings Co., Ltd.	13,400	286,392
	Mitsuuroko Group Holdings Co., Ltd.	14,700	190,062
	Mixi, Inc.	14,700	344,637
	Miyaji Engineering Group, Inc.	2,100	49,415
	Miyazaki Bank, Ltd. (The)	7,700	157,327
	Miyoshi Oil & Fat Co., Ltd.	3,800	42,391
	Mizuho Financial Group, Inc.	134,500	1,773,023
	Mizuho Leasing Co., Ltd.	16,800	522,493
#	Mizuho Medy Co., Ltd.	800	11,282
	Mizuno Corp.	8,200	163,104
*	Mobile Factory, Inc.	900	8,779
	Mochida Pharmaceutical Co., Ltd.	3,700	138,872
	Modec, Inc.	4,000	74,671
#	Molitec Steel Co., Ltd.	5,800	23,008
	Monex Group, Inc.	77,300	399,200
	Money Partners Group Co., Ltd.	8,500	16,679
	Monogatari Corp. (The)	1,500	166,175
	MonotaRO Co., Ltd.	20,400	1,022,213
	MORESCO Corp.	3,400	36,856
	Morinaga & Co., Ltd.	9,000	358,052
	Morinaga Milk Industry Co., Ltd.	22,200	1,104,583
	Morita Holdings Corp.	11,900	190,748
	Morito Co., Ltd.	9,000	51,678
#	Morozoff, Ltd.	900	48,926
	Mory Industries, Inc.	1,600	34,491
#	MrMax Holdings, Ltd.	10,500	73,915
	MS&AD Insurance Group Holdings, Inc.	25,700	739,424
	MTI, Ltd.	4,400	33,811

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mugen Estate Co., Ltd.	6,100	$26,308
	m-up Holdings, Inc.	1,000	21,481
	Murakami Corp.	400	9,780
	Murata Manufacturing Co., Ltd.	35,672	3,426,225
	Musashi Seimitsu Industry Co., Ltd.	32,000	452,972
	Musashino Bank, Ltd. (The)	14,300	205,442
	Mutoh Holdings Co., Ltd.	900	13,346
	N Field Co., Ltd.	3,400	28,363
	Nabtesco Corp.	9,100	408,208
	NAC Co., Ltd.	6,900	59,898
	Nachi-Fujikoshi Corp.	10,000	400,360
	Nafco Co., Ltd.	5,700	107,233
	Nagano Bank, Ltd. (The)	4,300	50,988
	Nagano Keiki Co., Ltd.	7,000	62,924
	Nagase & Co., Ltd.	40,800	585,095
	Nagatanien Holdings Co., Ltd.	6,000	133,532
	Nagawa Co., Ltd.	1,400	154,781
	Nagoya Railroad Co., Ltd.	16,900	430,438
#	Naigai Trans Line, Ltd.	2,200	25,156
	Nakabayashi Co., Ltd.	9,300	54,759
	Nakamoto Packs Co., Ltd.	1,400	22,817
	Nakamuraya Co., Ltd.	1,900	69,970
	Nakanishi, Inc.	9,900	189,240
	Nakano Corp.	9,200	34,462
	Nakayama Steel Works, Ltd.	10,100	34,835
	Nakayamafuku Co., Ltd.	6,200	33,644
	Nakayo, Inc.	1,200	16,592
	Namura Shipbuilding Co., Ltd.	26,600	42,686
	Nankai Electric Railway Co., Ltd.	17,600	427,560
	Nanto Bank, Ltd. (The)	13,700	219,060
	Narasaki Sangyo Co., Ltd.	1,400	29,646
	Natori Co., Ltd.	2,500	45,854
	NEC Capital Solutions, Ltd.	5,300	96,260
	NEC Corp.	50,400	2,742,203
	NEC Networks & System Integration Corp.	9,100	161,134
	NET One Systems Co., Ltd.	22,600	753,988
	Neturen Co., Ltd.	15,200	69,898
#	New Japan Chemical Co., Ltd.	16,100	38,892
	Nexon Co., Ltd.	7,900	239,713
	Nextage Co., Ltd.	8,800	124,101
#	NFC Holdings, Inc.	600	12,438
	NGK Insulators, Ltd.	37,200	651,462
	NGK Spark Plug Co., Ltd.	54,100	1,009,181
	NH Foods, Ltd.	8,900	381,394
	NHK Spring Co., Ltd.	70,863	484,745
	Nicca Chemical Co., Ltd.	2,100	17,218
*	Nice Corp.	2,400	34,013
	Nichia Steel Works, Ltd.	12,900	36,216
	Nichias Corp.	23,800	543,623
	Nichiban Co., Ltd.	4,000	63,694
	Nichicon Corp.	14,600	198,417
	Nichiden Corp.	7,300	150,254
	Nichiha Corp.	9,600	287,662
	Nichi-iko Pharmaceutical Co., Ltd.	23,100	224,211
	Nichirei Corp.	32,500	941,689
	Nichireki Co., Ltd.	10,800	151,246
	Nichirin Co., Ltd.	4,500	63,932
	Nidec Corp.	7,400	984,779
	Nifco, Inc.	30,200	1,055,739

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Chouzai Co., Ltd.	9,400	$134,654
*	Nihon Dempa Kogyo Co., Ltd.	7,700	54,635
	Nihon Dengi Co., Ltd.	1,400	53,160
	Nihon Denkei Co., Ltd.	2,600	31,642
	Nihon Flush Co., Ltd.	3,800	46,684
#	Nihon House Holdings Co., Ltd.	24,600	72,914
	Nihon Kagaku Sangyo Co., Ltd.	5,600	69,272
	Nihon Kohden Corp.	9,500	283,082
	Nihon M&A Center, Inc.	21,600	1,250,831
	Nihon Nohyaku Co., Ltd.	18,800	85,683
	Nihon Parkerizing Co., Ltd.	31,200	302,928
	Nihon Plast Co., Ltd.	7,600	36,741
	Nihon Tokushu Toryo Co., Ltd.	5,000	49,688
	Nihon Unisys, Ltd.	25,300	960,081
	Nihon Yamamura Glass Co., Ltd.	3,600	29,607
	Nikkato Corp.	2,700	20,528
#	Nikkiso Co., Ltd.	21,900	210,390
	Nikko Co., Ltd.	10,500	71,280
	Nikkon Holdings Co., Ltd.	23,000	464,147
	Nikon Corp.	46,200	368,187
	Nintendo Co., Ltd.	3,800	2,187,414
	Nippi, Inc.	1,000	36,334
	Nippn Corp.	21,600	340,059
	Nippo Corp.	14,500	361,320
	Nippon Air Conditioning Services Co., Ltd.	6,100	42,170
	Nippon Aqua Co., Ltd.	2,800	15,939
	Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	74,275
	Nippon Carbide Industries Co., Inc.	3,800	45,927
	Nippon Carbon Co., Ltd.	5,100	197,739
	Nippon Chemical Industrial Co., Ltd.	3,000	85,861
*	Nippon Chemi-Con Corp.	3,700	68,209
	Nippon Chemiphar Co., Ltd.	900	19,177
	Nippon Coke & Engineering Co., Ltd.	76,400	69,910
	Nippon Commercial Development Co., Ltd.	7,300	118,789
#	Nippon Computer Dynamics Co., Ltd.	1,800	9,496
	Nippon Concept Corp.	3,900	56,503
	Nippon Concrete Industries Co., Ltd.	16,800	49,218
	Nippon Denko Co., Ltd.	55,800	143,829
	Nippon Densetsu Kogyo Co., Ltd.	16,500	307,854
	Nippon Dry-Chemical Co., Ltd.	2,800	39,020
	Nippon Electric Glass Co., Ltd.	31,400	689,849
	Nippon Express Co., Ltd.	26,100	1,773,274
	Nippon Filcon Co., Ltd.	6,000	28,774
	Nippon Fine Chemical Co., Ltd.	4,300	56,169
	Nippon Gas Co., Ltd.	19,300	931,209
	Nippon Hume Corp.	9,000	65,257
	Nippon Kayaku Co., Ltd.	40,900	386,081
	Nippon Kodoshi Corp.	3,100	71,819
	Nippon Koei Co., Ltd.	5,400	139,087
	Nippon Light Metal Holdings Co., Ltd.	35,540	641,688
	Nippon Paint Holdings Co., Ltd.	1,700	152,872
	Nippon Paper Industries Co., Ltd.	45,700	558,001
	Nippon Parking Development Co., Ltd., Class C	60,600	81,583
	Nippon Pillar Packing Co., Ltd.	8,400	133,779
	Nippon Piston Ring Co., Ltd.	2,400	21,630
	Nippon Road Co., Ltd. (The)	2,900	200,682
	Nippon Sanso Holdings Corp.	24,400	470,362
	Nippon Seiki Co., Ltd.	21,200	259,886
	Nippon Seisen Co., Ltd.	1,200	43,266

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Nippon Sharyo, Ltd.	4,800	$113,211
*	Nippon Sheet Glass Co., Ltd.	25,400	113,316
	Nippon Shinyaku Co., Ltd.	1,500	110,428
	Nippon Shokubai Co., Ltd.	9,000	504,073
	Nippon Signal Co., Ltd.	14,900	132,694
	Nippon Soda Co., Ltd.	10,900	312,200
*	Nippon Steel Corp.	106,399	1,229,079
	Nippon Steel Trading Corp.	6,700	229,846
	Nippon Suisan Kaisha, Ltd.	161,400	673,953
	Nippon Systemware Co., Ltd.	3,100	61,759
	Nippon Telegraph & Telephone Corp.	56,600	1,414,650
	Nippon Thompson Co., Ltd.	24,600	112,505
	Nippon Tungsten Co., Ltd.	800	13,536
	Nippon Yakin Kogyo Co., Ltd.	7,790	129,352
	Nippon Yusen K.K.	68,600	1,580,110
	Nipro Corp.	67,100	791,228
	Nishikawa Rubber Co., Ltd.	300	4,182
	Nishimatsu Construction Co., Ltd.	23,500	544,562
#	Nishimatsuya Chain Co., Ltd.	8,700	117,051
	Nishimoto Co., Ltd.	2,300	58,172
	Nishi-Nippon Financial Holdings, Inc.	38,600	232,054
	Nishi-Nippon Railroad Co., Ltd.	11,700	319,170
	Nishio Rent All Co., Ltd.	12,200	254,236
	Nissan Chemical Corp.	17,300	985,390
*	Nissan Motor Co., Ltd.	209,000	1,077,543
	Nissan Shatai Co., Ltd.	29,000	227,496
	Nissan Tokyo Sales Holdings Co., Ltd.	10,900	27,011
	Nissei ASB Machine Co., Ltd.	2,200	120,900
	Nissei Corp.	1,700	18,117
	Nissei Plastic Industrial Co., Ltd.	5,600	46,887
	Nissha Co., Ltd.	19,600	252,464
	Nisshin Group Holdings Co., Ltd.	14,000	55,203
	Nisshin Oillio Group, Ltd. (The)	11,500	334,927
	Nisshin Seifun Group, Inc.	21,200	356,838
	Nisshinbo Holdings, Inc.	46,448	345,480
	Nissin Corp.	6,500	77,402
	Nissin Electric Co., Ltd.	17,100	224,870
	Nissin Foods Holdings Co., Ltd.	2,400	207,442
	Nissin Sugar Co., Ltd.	5,700	101,288
	Nisso Corp.	3,700	28,349
	Nissui Pharmaceutical Co., Ltd.	5,100	48,473
	Nitori Holdings Co., Ltd.	2,300	456,465
	Nitta Corp.	9,500	199,890
	Nitta Gelatin, Inc.	5,000	31,834
	Nittan Valve Co., Ltd.	12,900	26,725
	Nittetsu Mining Co., Ltd.	2,600	137,087
	Nitto Denko Corp.	10,600	960,810
	Nitto Fuji Flour Milling Co., Ltd.	500	32,034
	Nitto Kogyo Corp.	8,000	156,090
	Nitto Kohki Co., Ltd.	5,000	81,183
	Nitto Seiko Co., Ltd.	9,400	40,395
	Nittoc Construction Co., Ltd.	10,600	77,430
	NJS Co., Ltd.	2,700	50,921
	Noda Corp.	5,100	33,243
	Noevir Holdings Co., Ltd.	5,300	233,146
	NOF Corp.	9,800	470,934
	Nohmi Bosai, Ltd.	5,500	116,202
	Nojima Corp.	16,500	421,382
	NOK Corp.	28,500	371,892

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Co., Ltd.	21,900	$158,826
	Nomura Holdings, Inc.	172,600	913,235
#	Nomura Holdings, Inc., Sponsored ADR	10,300	55,208
	Nomura Real Estate Holdings, Inc.	31,300	699,114
	Nomura Research Institute, Ltd.	12,309	414,621
	Noritake Co., Ltd.	4,200	130,401
	Noritsu Koki Co., Ltd.	9,100	183,267
	Noritz Corp.	14,000	200,782
	North Pacific Bank, Ltd.	124,800	252,627
	Nozawa Corp.	2,600	16,855
	NS Solutions Corp.	9,300	298,762
#	NS Tool Co., Ltd.	2,800	71,280
	NS United Kaiun Kaisha, Ltd.	5,100	69,011
	NSD Co., Ltd.	14,340	274,498
	NSK, Ltd.	41,500	376,269
*	NTN Corp.	151,100	399,105
	NTT Data Corp.	36,000	517,000
*	OAK Capital Corp.	22,700	20,131
	Oat Agrio Co., Ltd.	2,000	24,501
	Obara Group, Inc.	4,800	184,744
	Obayashi Corp.	111,100	930,596
	Obic Co., Ltd.	800	149,683
	Odakyu Electric Railway Co., Ltd.	23,499	683,057
	Oenon Holdings, Inc.	16,000	58,256
	Ogaki Kyoritsu Bank, Ltd. (The)	16,900	319,607
	Ohara, Inc.	2,000	33,739
	Ohashi Technica, Inc.	4,800	61,205
#	Ohba Co., Ltd.	4,600	32,112
	Ohki Healthcare Holdings Co., Ltd.	1,300	16,788
	Ohsho Food Service Corp.	3,200	178,673
	Oiles Corp.	10,700	166,779
	Oita Bank, Ltd. (The)	6,600	126,916
	Oji Holdings Corp.	146,000	882,650
	Okabe Co., Ltd.	16,200	119,766
	Okada Aiyon Corp.	800	8,617
	Okamoto Industries, Inc.	3,600	132,905
	Okamoto Machine Tool Works, Ltd.	1,900	51,261
	Okamura Corp.	26,500	232,570
	Okasan Securities Group, Inc.	66,400	238,941
	Oki Electric Industry Co., Ltd.	52,100	544,278
	Okinawa Cellular Telephone Co.	4,700	209,856
	Okinawa Electric Power Co., Inc. (The)	11,007	148,232
	OKUMA Corp.	6,999	420,213
	Okumura Corp.	12,300	306,568
	Okura Industrial Co., Ltd.	3,400	60,326
	Okuwa Co., Ltd.	12,000	145,104
	Olympus Corp.	87,500	1,582,068
	Omron Corp.	4,400	389,825
	Ono Pharmaceutical Co., Ltd.	8,300	247,748
	ONO Sokki Co., Ltd.	3,300	16,861
	Onoken Co., Ltd.	7,600	87,945
	Onward Holdings Co., Ltd.	44,600	104,306
*	Open Door, Inc.	1,200	20,060
	Open House Co., Ltd.	21,100	849,339
	Optex Group Co., Ltd.	6,800	125,527
*	Optim Corp.	1,700	51,002
	Optorun Co., Ltd.	3,000	70,814
	Oracle Corp.	2,500	294,545
	Organo Corp.	2,200	146,186

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Orient Corp.	183,000	$208,151
	Oriental Land Co., Ltd.	1,800	281,721
	Origin Co., Ltd.	3,100	39,884
	ORIX Corp.	122,000	1,957,599
	Oro Co., Ltd.	1,500	53,584
	Osaka Gas Co., Ltd.	29,500	545,534
	Osaka Organic Chemical Industry, Ltd.	3,400	116,902
	Osaka Soda Co., Ltd.	4,400	106,632
	Osaka Steel Co., Ltd.	6,000	68,920
	OSAKA Titanium Technologies Co., Ltd.	7,700	58,907
	Osaki Electric Co., Ltd.	19,500	107,714
	OSG Corp.	29,800	536,710
	OSJB Holdings Corp.	55,500	138,253
	Otsuka Corp.	13,200	664,633
	Otsuka Holdings Co., Ltd.	17,500	747,274
	OUG Holdings, Inc.	1,200	32,372
	Outsourcing, Inc.	40,600	508,944
#	Oval Corp.	3,700	11,420
	Oyo Corp.	9,400	113,708
#	Ozu Corp.	2,400	43,679
	Pacific Industrial Co., Ltd.	20,900	219,192
#	Pacific Metals Co., Ltd.	7,000	144,273
	Pack Corp. (The)	3,200	77,855
	PAL GROUP Holdings Co., Ltd.	7,300	105,084
	PALTAC Corp.	4,600	239,034
	Paltek Corp.	3,100	14,450
	Pan Pacific International Holdings Corp.	38,500	864,549
	Panasonic Corp.	388,700	5,046,194
#	PAPYLESS Co., Ltd.	500	10,466
	Paraca, Inc.	2,700	41,260
	Paramount Bed Holdings Co., Ltd.	4,700	205,839
	Paris Miki Holdings, Inc.	10,400	30,140
*	Park24 Co., Ltd.	26,700	507,123
	Pasco Corp.	1,600	20,628
	Pasona Group, Inc.	12,400	222,795
#	PC Depot Corp.	9,900	52,062
	PCI Holdings, Inc.	2,000	27,882
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	20,166
	Penta-Ocean Construction Co., Ltd.	127,900	1,047,912
*	PeptiDream, Inc.	2,300	134,274
	Persol Holdings Co., Ltd.	47,600	892,770
*	Phil Co., Inc.	1,100	19,577
	Pickles Corp.	1,100	38,361
	Pigeon Corp.	15,600	701,921
	Pilot Corp.	10,200	293,325
	Piolax, Inc.	13,800	200,845
	Plenus Co., Ltd.	3,200	61,147
	Pola Orbis Holdings, Inc.	3,600	72,069
	Poletowin Pitcrew Holdings, Inc.	12,000	133,098
	Premium Group Co., Ltd.	2,700	61,502
	Press Kogyo Co., Ltd.	37,100	108,757
#	Pressance Corp.	9,200	129,479
	Prestige International, Inc.	29,600	260,781
	Prima Meat Packers, Ltd.	17,900	558,941
	Pronexus, Inc.	4,200	42,389
	Properst Co., Ltd.	10,900	16,335
	Pro-Ship, Inc.	1,600	21,857
	Prospect Co., Ltd.	169,000	51,437
	Proto Corp.	6,400	62,881

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PS Mitsubishi Construction Co., Ltd.	16,400	$94,472
	Punch Industry Co., Ltd.	8,700	34,190
	Qol Holdings Co., Ltd.	14,200	155,633
	Quick Co., Ltd.	4,000	43,685
	Raccoon Holdings, Inc.	3,100	56,878
	Raito Kogyo Co., Ltd.	17,700	288,664
	Raiznext Corp.	13,300	146,973
#	Rakus Co., Ltd.	21,400	387,640
*	Rakuten, Inc.	16,600	163,389
	Rasa Corp.	4,400	37,645
	Rasa Industries, Ltd.	4,400	98,614
	Raysum Co., Ltd.	7,100	61,856
	Recruit Holdings Co., Ltd.	88,300	3,840,820
	Relia, Inc.	11,000	150,941
	Relo Group, Inc.	25,200	626,990
	Renaissance, Inc.	4,300	38,440
*	Renesas Electronics Corp.	182,200	2,079,164
	Rengo Co., Ltd.	78,900	656,229
*	RENOVA, Inc.	8,800	312,317
	Resona Holdings, Inc.	279,400	969,901
	Resorttrust, Inc.	30,200	427,550
	Restar Holdings Corp.	9,600	191,638
	Retail Partners Co., Ltd.	8,300	104,658
	Rheon Automatic Machinery Co., Ltd.	6,000	66,120
	Rhythm Co., Ltd.	2,400	16,256
	Riberesute Corp.	4,400	30,564
	Ricoh Co., Ltd.	99,500	754,403
	Ricoh Leasing Co., Ltd.	6,700	197,384
	Ride On Express Holdings Co., Ltd.	2,800	56,752
#*	Right On Co., Ltd.	6,500	38,114
	Riken Corp.	3,700	72,892
	Riken Keiki Co., Ltd.	2,900	82,995
	Riken Technos Corp.	18,200	78,922
	Riken Vitamin Co., Ltd.	4,400	57,504
	Rinnai Corp.	3,100	323,790
	Rion Co., Ltd.	1,800	55,351
	Riso Kagaku Corp.	6,100	80,647
	Riso Kyoiku Co., Ltd.	38,100	115,920
	Rock Field Co., Ltd.	5,600	82,308
	Rohm Co., Ltd.	9,000	913,166
	Rohto Pharmaceutical Co., Ltd.	11,300	330,976
	Rokko Butter Co., Ltd.	5,300	92,633
	Roland DG Corp.	5,900	97,044
	Rorze Corp.	4,300	318,036
	Round One Corp.	30,400	264,805
*	Royal Holdings Co., Ltd.	12,600	223,394
*	Ryobi, Ltd.	12,800	146,591
	Ryoden Corp.	7,100	109,322
	Ryohin Keikaku Co., Ltd.	73,100	1,747,881
	Ryosan Co., Ltd.	8,800	195,560
	S Foods, Inc.	6,900	229,433
	Sac's Bar Holdings, Inc.	8,500	45,225
	Sagami Rubber Industries Co., Ltd.	3,000	34,149
	Saibu Gas Co., Ltd.	10,000	275,444
	Saizeriya Co., Ltd.	3,900	79,597
	Sakai Chemical Industry Co., Ltd.	5,400	105,136
	Sakai Heavy Industries, Ltd.	1,400	28,670
	Sakai Moving Service Co., Ltd.	4,200	195,156
	Sakai Ovex Co., Ltd.	1,700	35,480

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakata INX Corp.	18,500	$187,029
	Sakura Internet, Inc.	5,400	36,877
	Sala Corp.	25,600	139,282
	SAMTY Co., Ltd.	13,100	202,215
	San Holdings, Inc.	4,000	44,435
	San ju San Financial Group, Inc.	7,790	93,096
	San-A Co., Ltd.	4,900	190,100
	San-Ai Oil Co., Ltd.	26,600	273,459
#*	Sanden Holdings Corp.	9,100	34,775
	Sanei Architecture Planning Co., Ltd.	4,100	68,581
	Sangetsu Corp.	10,400	155,309
	San-In Godo Bank, Ltd. (The)	67,200	304,307
*	Sanix, Inc.	10,400	32,200
	Sanken Electric Co., Ltd.	15,800	650,947
	Sanki Engineering Co., Ltd.	18,200	216,276
	Sanko Gosei, Ltd.	6,000	24,288
	Sanko Metal Industrial Co., Ltd.	1,400	36,854
	Sankyo Co., Ltd.	9,400	268,491
	Sankyo Frontier Co., Ltd.	1,000	37,275
	Sankyo Seiko Co., Ltd.	14,100	62,313
	Sankyo Tateyama, Inc.	10,700	82,066
	Sankyu, Inc.	20,300	764,328
#	Sanoh Industrial Co., Ltd.	12,800	106,702
	Sanoyas Holdings Corp.	9,000	13,506
	Sansei Landic Co., Ltd.	4,200	29,257
#	Sansei Technologies, Inc.	2,300	13,301
	Sansha Electric Manufacturing Co., Ltd.	4,500	38,798
	Sanshin Electronics Co., Ltd.	2,900	51,156
	Santen Pharmaceutical Co., Ltd.	18,700	309,276
	Sanwa Holdings Corp.	51,700	589,414
	Sanyo Chemical Industries, Ltd.	5,400	270,690
	Sanyo Denki Co., Ltd.	4,000	239,821
	Sanyo Electric Railway Co., Ltd.	4,800	92,297
	Sanyo Engineering & Construction, Inc.	2,400	17,854
	Sanyo Shokai, Ltd.	4,800	28,505
*	Sanyo Special Steel Co., Ltd.	8,500	118,690
	Sanyo Trading Co., Ltd.	12,000	111,542
	Sapporo Holdings, Ltd.	29,400	570,388
	Sata Construction Co., Ltd.	4,100	17,231
	Sato Holdings Corp.	13,300	277,668
	Sato Shoji Corp.	5,200	45,327
#	Satori Electric Co., Ltd.	4,900	35,261
#	Sawada Holdings Co., Ltd.	9,600	85,164
	Sawai Pharmaceutical Co., Ltd.	12,200	557,700
*	Saxa Holdings, Inc.	2,800	37,936
	SB Technology Corp.	4,400	129,288
	SBI Holdings, Inc.	28,100	701,494
	SBS Holdings, Inc.	11,900	273,089
	Scala, Inc.	6,600	50,742
	SCREEN Holdings Co., Ltd.	6,500	501,334
#	Scroll Corp.	13,800	108,619
	SCSK Corp.	5,900	328,145
	Secom Co., Ltd.	4,500	407,741
#	Seed Co., Ltd.	8,100	46,671
	Sega Sammy Holdings, Inc.	26,600	423,658
	Seibu Holdings, Inc.	63,900	586,812
	Seika Corp.	3,700	47,644
	Seikagaku Corp.	13,000	127,280
	Seikitokyu Kogyo Co., Ltd.	17,800	136,714

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko Epson Corp.	76,400	$1,301,466
	Seiko Holdings Corp.	11,400	153,224
	Seiko PMC Corp.	5,800	41,400
	Seino Holdings Co., Ltd.	35,500	459,894
	Seiren Co., Ltd.	16,000	242,362
	Sekisui Chemical Co., Ltd.	54,300	979,365
	Sekisui House, Ltd.	35,300	682,012
	Sekisui Jushi Corp.	9,000	173,795
	Sekisui Kasei Co., Ltd.	11,400	58,070
	Senko Group Holdings Co., Ltd.	58,000	538,937
#	Senshu Electric Co., Ltd.	3,500	103,267
	Senshu Ikeda Holdings, Inc.	89,900	127,865
*	Senshukai Co., Ltd.	11,500	34,541
#	SERAKU Co., Ltd.	2,200	37,190
	Seria Co., Ltd.	13,000	452,673
	Seven & I Holdings Co., Ltd.	117,800	4,498,549
	Seven Bank, Ltd.	182,900	402,939
	SG Holdings Co., Ltd.	5,800	148,669
	Sharp Corp.	24,400	506,834
	Shibaura Electronics Co., Ltd.	3,500	102,167
	Shibaura Machine Co., Ltd.	8,700	208,961
	Shibaura Mechatronics Corp.	2,600	132,272
	Shibusawa Warehouse Co., Ltd. (The)	4,200	86,039
#	Shibuya Corp.	6,000	197,869
*	Shidax Corp.	6,000	14,550
*	SHIFT, Inc.	200	24,569
	Shiga Bank, Ltd. (The)	17,000	310,928
	Shikibo, Ltd.	4,500	43,097
	Shikoku Bank, Ltd. (The)	15,500	98,233
	Shikoku Chemicals Corp.	17,400	198,739
	Shikoku Electric Power Co., Inc.	36,200	246,522
	Shima Seiki Manufacturing, Ltd.	12,900	254,345
	Shimadzu Corp.	10,600	405,251
	Shimamura Co., Ltd.	4,300	477,553
	Shimano, Inc.	1,500	351,709
	Shimizu Bank, Ltd. (The)	4,300	68,662
	Shimizu Corp.	96,200	677,658
	Shimojima Co., Ltd.	4,300	55,599
	Shin Nippon Air Technologies Co., Ltd.	2,900	58,450
	Shin Nippon Biomedical Laboratories, Ltd.	5,100	34,381
	Shinagawa Refractories Co., Ltd.	2,700	68,873
	Shindengen Electric Manufacturing Co., Ltd.	3,400	87,201
	Shin-Etsu Chemical Co., Ltd.	14,600	2,541,548
	Shin-Etsu Polymer Co., Ltd.	18,100	168,455
	Shin-Keisei Electric Railway Co., Ltd.	1,000	21,211
	Shinki Bus Co., Ltd.	500	14,233
	Shinko Electric Industries Co., Ltd.	14,300	359,469
	Shinko Shoji Co., Ltd.	12,900	94,380
	Shinmaywa Industries, Ltd.	20,300	176,071
	Shinnihon Corp.	13,500	107,955
	Shinoken Group Co., Ltd.	16,400	180,732
	Shinsei Bank, Ltd.	38,200	468,257
	Shinsho Corp.	2,200	37,291
	Shinwa Co., Ltd.	2,500	49,960
	Shionogi & Co., Ltd.	6,500	352,885
	Ship Healthcare Holdings, Inc.	20,300	1,167,988
	Shiseido Co., Ltd.	8,200	532,340
	Shizuki Electric Co., Inc.	5,100	28,343
	Shizuoka Bank, Ltd. (The)	57,600	418,720

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shizuoka Gas Co., Ltd.	22,300	$202,253
*	Shobunsha Holdings, Inc.	2,300	10,457
	Shoei Co., Ltd.	8,800	358,607
	Shoei Foods Corp.	2,200	78,329
	Shofu, Inc.	4,000	71,569
*	Shoko Co., Ltd.	2,500	15,175
	Showa Denko K.K.	45,700	1,090,297
#	Showa Sangyo Co., Ltd.	6,200	182,941
	Showa Shinku Co., Ltd.	2,000	33,874
	Sigma Koki Co., Ltd.	2,500	32,223
#	SIGMAXYZ, Inc.	4,600	72,853
	Siix Corp.	7,900	115,829
*	Silver Life Co., Ltd.	1,200	23,566
	Sinanen Holdings Co., Ltd.	3,200	89,599
	Sinfonia Technology Co., Ltd.	9,600	131,596
	Sinko Industries, Ltd.	5,800	101,041
	Sintokogio, Ltd.	16,300	111,751
	SK-Electronics Co., Ltd.	4,400	53,423
	SKY Perfect JSAT Holdings, Inc.	61,300	269,229
#*	Skylark Holdings Co., Ltd.	60,800	998,841
	SMC Corp.	500	302,581
	SMK Corp.	1,799	51,370
	SMS Co., Ltd.	24,300	901,666
	Snow Peak, Inc.	1,300	22,152
	SNT Corp.	13,900	26,854
	Soda Nikka Co., Ltd.	8,400	41,977
	Sodick Co., Ltd.	20,200	180,653
	Softbank Corp.	66,300	870,947
	SoftBank Group Corp.	138,244	10,710,176
	Softcreate Holdings Corp.	3,200	80,116
	Software Service, Inc.	700	73,849
	Sohgo Security Services Co., Ltd.	3,300	162,385
	Sojitz Corp.	317,200	734,295
	Soken Chemical & Engineering Co., Ltd.	3,000	54,119
	Solasto Corp.	17,500	264,958
#	Soliton Systems K.K.	3,100	50,675
	Sompo Holdings, Inc.	25,200	1,006,294
	Sony Corp.	104,000	9,954,112
	Sony Corp., Sponsored ADR	9,300	890,103
	Sotetsu Holdings, Inc.	12,700	298,053
	Sotoh Co., Ltd.	1,600	12,435
	Space Co., Ltd.	2,550	18,833
	Space Value Holdings Co., Ltd.	17,400	112,483
	Sparx Group Co., Ltd.	61,900	175,670
	SPK Corp.	3,600	42,918
	S-Pool, Inc.	6,500	59,531
	Square Enix Holdings Co., Ltd.	4,200	241,515
	SRA Holdings	5,500	132,040
	ST Corp.	1,100	21,069
	St Marc Holdings Co., Ltd.	7,200	99,879
	Stanley Electric Co., Ltd.	13,500	422,314
	Star Mica Holdings Co., Ltd.	4,000	42,325
	Star Micronics Co., Ltd.	13,000	196,981
	Starts Corp., Inc.	18,000	463,293
	Starzen Co., Ltd.	3,400	137,032
	St-Care Holding Corp.	8,200	73,724
	Stella Chemifa Corp.	4,300	141,922
	Step Co., Ltd.	1,700	24,944
	Strike Co., Ltd.	2,500	107,247

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Studio Alice Co., Ltd.	5,900	$113,935
	Subaru Corp.	57,016	1,095,291
#	Subaru Enterprise Co., Ltd.	600	47,579
	Sugi Holdings Co., Ltd.	4,800	315,441
	Sugimoto & Co., Ltd.	4,500	98,446
	SUMCO Corp.	73,200	1,543,645
	Sumida Corp.	16,800	155,391
	Suminoe Textile Co., Ltd.	1,600	30,848
	Sumiseki Holdings, Inc.	15,700	16,643
	Sumitomo Bakelite Co., Ltd.	15,500	555,950
	Sumitomo Chemical Co., Ltd.	277,100	1,304,419
	Sumitomo Corp.	69,600	923,909
	Sumitomo Dainippon Pharma Co., Ltd.	26,200	425,910
	Sumitomo Densetsu Co., Ltd.	7,100	175,037
	Sumitomo Electric Industries, Ltd.	116,500	1,555,101
	Sumitomo Forestry Co., Ltd.	47,300	916,006
	Sumitomo Heavy Industries, Ltd.	34,600	962,833
	Sumitomo Metal Mining Co., Ltd.	23,900	1,036,257
	Sumitomo Mitsui Construction Co., Ltd.	73,020	303,884
	Sumitomo Mitsui Financial Group, Inc.	70,100	2,177,889
	Sumitomo Mitsui Trust Holdings, Inc.	25,300	756,919
	Sumitomo Osaka Cement Co., Ltd.	12,200	369,047
*	Sumitomo Precision Products Co., Ltd.	1,100	20,383
	Sumitomo Realty & Development Co., Ltd.	15,700	473,917
	Sumitomo Riko Co., Ltd.	10,600	59,274
	Sumitomo Rubber Industries, Ltd.	60,595	557,657
	Sumitomo Seika Chemicals Co., Ltd.	4,700	193,031
	Sumitomo Warehouse Co., Ltd. (The)	26,500	323,073
	Sun Frontier Fudousan Co., Ltd.	18,200	153,235
	Suncall Corp.	7,100	32,073
	Sundrug Co., Ltd.	20,300	805,384
	Suntory Beverage & Food, Ltd.	16,800	586,862
	Sun-Wa Technos Corp.	5,500	54,617
	Suruga Bank, Ltd.	44,100	129,683
	Sushiro Global Holdings, Ltd.	17,600	602,070
	Suzuken Co., Ltd.	9,170	355,143
	Suzuki Co., Ltd.	6,500	69,578
	Suzuki Motor Corp.	19,700	889,023
	SWCC Showa Holdings Co., Ltd.	14,200	220,424
	Sysmex Corp.	12,800	1,493,277
	System Information Co., Ltd.	2,800	30,198
	System Research Co., Ltd.	1,600	26,318
	Systena Corp.	22,600	425,761
	Syuppin Co., Ltd.	8,000	70,805
	T Hasegawa Co., Ltd.	9,500	183,764
	T RAD Co., Ltd.	3,500	45,348
	T&D Holdings, Inc.	73,700	858,887
	T&K Toka Co., Ltd.	7,400	59,599
	Tachibana Eletech Co., Ltd.	6,980	105,630
#	Tachikawa Corp.	4,700	56,956
	Tachi-S Co., Ltd.	12,300	125,469
	Tadano, Ltd.	44,900	438,062
	Taihei Dengyo Kaisha, Ltd.	6,700	157,294
	Taiheiyo Cement Corp.	53,900	1,341,950
	Taiheiyo Kouhatsu, Inc.	4,300	25,638
	Taiho Kogyo Co., Ltd.	7,500	50,918
	Taikisha, Ltd.	5,600	149,327
	Taiko Bank, Ltd. (The)	3,600	44,463
	Taisei Corp.	53,700	1,739,725

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taisei Lamick Co., Ltd.	2,700	$73,430
	Taisei Oncho Co., Ltd.	1,400	26,754
	Taisho Pharmaceutical Holdings Co., Ltd.	2,900	189,658
	Taiyo Holdings Co., Ltd.	1,700	101,189
	Taiyo Yuden Co., Ltd.	22,200	1,302,270
	Takachiho Koheki Co., Ltd.	2,800	31,602
	Takamatsu Construction Group Co., Ltd.	4,400	86,077
#	Takamatsu Machinery Co., Ltd.	1,100	7,040
	Takamiya Co., Ltd.	13,500	71,102
	Takano Co., Ltd.	5,000	28,293
	Takaoka Toko Co., Ltd.	4,200	60,863
	Takara & Co., Ltd.	1,000	16,279
	Takara Bio, Inc.	2,300	63,820
	Takara Holdings, Inc.	7,300	85,097
	Takara Leben Co., Ltd.	56,100	169,126
	Takara Standard Co., Ltd.	16,000	223,698
	Takasago International Corp.	6,300	155,694
	Takasago Thermal Engineering Co., Ltd.	8,200	123,820
	Takashima & Co., Ltd.	1,700	26,994
	Takashimaya Co., Ltd.	46,400	440,570
	Take And Give Needs Co., Ltd.	6,700	36,609
	TAKEBISHI Corp.	3,200	48,613
#	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	3,700	65,231
	Takeda Pharmaceutical Co., Ltd.	51,053	1,795,514
	Takeei Corp.	9,800	123,186
	Takemoto Yohki Co., Ltd.	3,800	33,167
	Takeuchi Manufacturing Co., Ltd.	13,000	296,008
	Takihyo Co., Ltd.	1,900	34,108
	Takisawa Machine Tool Co., Ltd.	2,200	20,977
	Takuma Co., Ltd.	19,100	403,000
	Tama Home Co., Ltd.	8,900	163,309
	Tamron Co., Ltd.	4,200	81,836
	Tamura Corp.	34,500	185,122
	Tanabe Engineering Corp.	1,500	11,696
	Tanseisha Co., Ltd.	10,850	75,832
	Tatsuta Electric Wire and Cable Co., Ltd.	16,300	106,709
	Tayca Corp.	6,000	84,720
	Tazmo Co., Ltd.	900	12,364
	Tbk Co., Ltd.	7,400	30,976
	TBS Holdings, Inc.	12,600	245,444
	TDC Soft, Inc.	3,000	27,577
	TDK Corp.	26,100	4,220,157
	Tear Corp.	3,400	13,259
	TechMatrix Corp.	14,000	254,876
	Techno Ryowa, Ltd.	1,900	15,941
	Techno Smart Corp.	800	7,655
	TechnoPro Holdings, Inc.	12,800	974,627
	Teijin, Ltd.	102,200	1,869,695
	Teikoku Electric Manufacturing Co., Ltd.	4,300	49,845
	Teikoku Sen-I Co., Ltd.	4,500	97,933
	Teikoku Tsushin Kogyo Co., Ltd.	3,200	33,037
	Tekken Corp.	5,200	92,075
	Temairazu, Inc.	700	31,647
	Tenma Corp.	6,600	134,404
	Tenox Corp.	1,200	9,854
	Tenpos Holdings Co., Ltd.	1,100	21,620
	Teraoka Seisakusho Co., Ltd.	1,600	5,936
	Terasaki Electric Co., Ltd.	1,100	11,663
	Terumo Corp.	40,900	1,589,606

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	T-Gaia Corp.	5,800	$108,276
	THK Co., Ltd.	19,900	632,338
	Tigers Polymer Corp.	4,400	16,864
	TIS, Inc.	50,800	1,129,623
	TKC Corp.	2,500	164,497
	Toa Corp.	6,700	54,326
	Toa Corp.	6,900	134,944
	Toa Oil Co., Ltd.	2,900	77,845
	TOA ROAD Corp.	2,300	81,589
	Toagosei Co., Ltd.	45,100	477,938
	Toba, Inc.	400	10,162
	Tobishima Corp.	12,310	123,258
	Tobu Railway Co., Ltd.	16,800	474,069
	TOC Co., Ltd.	18,800	129,366
	Tocalo Co., Ltd.	40,500	551,861
	Tochigi Bank, Ltd. (The)	50,000	81,214
	Toda Corp.	70,900	500,307
*	Toda Kogyo Corp.	2,000	41,737
	Toei Animation Co., Ltd.	4,700	457,687
	Toei Co., Ltd.	700	127,364
	Toell Co., Ltd.	1,900	15,351
	Toenec Corp.	3,700	129,851
	Togami Electric Manufacturing Co., Ltd.	999	15,937
	Toho Bank, Ltd. (The)	90,800	176,781
	Toho Co., Ltd.	3,000	116,205
	Toho Co., Ltd.	2,400	43,252
	Toho Gas Co., Ltd.	6,000	352,716
	Toho Holdings Co., Ltd.	23,400	440,670
	Toho Titanium Co., Ltd.	11,900	97,305
*	Toho Zinc Co., Ltd.	6,400	132,787
	Tohoku Bank, Ltd. (The)	4,300	45,592
	Tohoku Electric Power Co., Inc.	38,400	329,567
	Tohoku Steel Co., Ltd.	1,200	17,178
	Tohokushinsha Film Corp.	4,700	29,114
	Tokai Carbon Co., Ltd.	57,100	824,263
	Tokai Corp.	5,200	99,610
	TOKAI Holdings Corp.	56,900	529,625
	Tokai Rika Co., Ltd.	23,300	381,794
	Tokai Tokyo Financial Holdings, Inc.	87,600	259,143
	Token Corp.	2,200	170,893
	Tokio Marine Holdings, Inc.	22,400	1,100,307
	Tokushu Tokai Paper Co., Ltd.	3,700	162,147
	Tokuyama Corp.	27,977	698,329
*	Tokyo Base Co., Ltd.	5,400	24,421
	Tokyo Century Corp.	13,800	1,120,215
*	Tokyo Electric Power Co. Holdings, Inc.	140,100	537,411
	Tokyo Electron Device, Ltd.	3,000	98,142
	Tokyo Electron, Ltd.	10,000	3,802,529
	Tokyo Energy & Systems, Inc.	10,400	93,554
	Tokyo Gas Co., Ltd.	25,100	550,009
	Tokyo Individualized Educational Institute, Inc.	6,100	39,368
	Tokyo Keiki, Inc.	4,900	43,714
	Tokyo Kiraboshi Financial Group, Inc.	12,200	127,913
	Tokyo Ohka Kogyo Co., Ltd.	4,700	315,818
	Tokyo Printing Ink Manufacturing Co., Ltd.	500	9,898
#	Tokyo Rakutenchi Co., Ltd.	700	28,766
#*	Tokyo Rope Manufacturing Co., Ltd.	5,600	69,078
	Tokyo Sangyo Co., Ltd.	7,700	44,327
	Tokyo Seimitsu Co., Ltd.	13,500	624,194

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Steel Manufacturing Co., Ltd.	13,900	$98,049
	Tokyo Tatemono Co., Ltd.	59,500	803,279
	Tokyo Tekko Co., Ltd.	4,000	76,052
	Tokyo Theatres Co., Inc.	3,400	41,172
	Tokyotokeiba Co., Ltd.	5,200	215,453
	Tokyu Construction Co., Ltd.	30,600	152,998
	Tokyu Corp.	26,000	305,713
	Tokyu Fudosan Holdings Corp.	190,000	1,073,627
	Tokyu Recreation Co., Ltd.	1,000	44,729
	Toli Corp.	17,400	40,229
	Tomato Bank, Ltd.	3,000	29,596
	Tomen Devices Corp.	1,300	47,442
#	Tomoe Corp.	9,200	34,145
	Tomoe Engineering Co., Ltd.	3,200	61,992
*	Tomoegawa Co., Ltd.	1,600	12,161
	Tomoku Co., Ltd.	4,500	78,039
	TOMONY Holdings, Inc.	72,000	207,299
	Tomy Co., Ltd.	38,521	331,395
	Tonami Holdings Co., Ltd.	2,400	124,148
	Topcon Corp.	27,800	335,958
	Toppan Forms Co., Ltd.	23,000	237,136
	Toppan Printing Co., Ltd.	36,120	513,700
	Topre Corp.	17,100	236,886
*	Topy Industries, Ltd.	6,000	72,668
	Toray Industries, Inc.	217,800	1,421,084
	Torex Semiconductor, Ltd.	2,800	37,916
	Toridoll Holdings Corp.	23,600	346,675
	Torigoe Co., Ltd. (The)	6,600	53,083
	Torii Pharmaceutical Co., Ltd.	6,300	194,376
#	Torikizoku Co., Ltd.	1,700	23,878
	Torishima Pump Manufacturing Co., Ltd.	8,500	70,895
	TORQ Inc	3,100	7,450
	Tosei Corp.	11,100	109,694
	Toshiba Corp.	27,400	894,779
	Toshiba TEC Corp.	10,800	401,309
	Tosho Co., Ltd.	5,300	78,141
	Tosoh Corp.	50,300	862,529
	Totech Corp.	1,300	34,055
	Totetsu Kogyo Co., Ltd.	8,800	225,932
	TOTO, Ltd.	6,399	354,414
	Totoku Electric Co., Ltd.	1,400	32,611
	Tottori Bank, Ltd. (The)	4,100	43,488
	Toukei Computer Co., Ltd.	500	18,768
#	Tow Co., Ltd.	17,200	44,342
	Towa Bank, Ltd. (The)	14,000	88,577
	Towa Corp.	3,300	60,768
	Towa Pharmaceutical Co., Ltd.	16,200	324,281
	Toyo Construction Co., Ltd.	45,200	222,357
	Toyo Corp.	9,100	98,285
	Toyo Denki Seizo K.K.	3,000	33,071
*	Toyo Engineering Corp.	12,100	50,429
	Toyo Gosei Co., Ltd.	1,700	208,879
	Toyo Ink SC Holdings Co., Ltd.	16,400	288,069
	Toyo Kanetsu K.K.	3,400	78,080
	Toyo Logistics Co., Ltd.	10,200	30,581
	Toyo Machinery & Metal Co., Ltd.	6,400	26,681
	Toyo Securities Co., Ltd.	30,100	37,443
	Toyo Seikan Group Holdings, Ltd.	32,100	344,010
	Toyo Suisan Kaisha, Ltd.	5,100	250,993

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Tanso Co., Ltd.	4,900	$90,280
	Toyo Tire Corp.	49,400	750,263
	Toyo Wharf & Warehouse Co., Ltd.	2,300	30,521
	Toyobo Co., Ltd.	54,300	681,524
	Toyoda Gosei Co., Ltd.	15,800	417,862
	Toyota Boshoku Corp.	32,500	525,468
	Toyota Industries Corp.	7,400	582,903
	Toyota Motor Corp., Sponsored ADR	10,100	1,419,252
	Toyota Motor Corp.	226,064	15,855,150
	Toyota Tsusho Corp.	22,500	878,840
	TPR Co., Ltd.	10,600	142,058
*	Traders Holdings Co., Ltd.	4,960	14,551
	Trancom Co., Ltd.	5,200	406,478
	Transaction Co., Ltd.	2,000	20,160
*	Trend Micro, Inc.	17,500	963,112
	Tri Chemical Laboratories, Inc.	6,800	280,596
#	Trinity Industrial Corp.	2,000	13,631
	Trusco Nakayama Corp.	12,400	320,979
	TS Tech Co., Ltd.	13,307	385,236
	TSI Holdings Co., Ltd.	27,900	66,953
	Tsubaki Nakashima Co., Ltd.	18,800	216,544
	Tsubakimoto Chain Co.	12,200	313,729
	Tsubakimoto Kogyo Co., Ltd.	1,700	57,142
*	Tsudakoma Corp.	1,400	11,799
	Tsugami Corp.	12,200	199,772
*	Tsukada Global Holdings, Inc.	9,500	25,331
	Tsukishima Kikai Co., Ltd.	12,100	156,246
	Tsukuba Bank, Ltd.	43,500	73,291
	Tsukui Holdings Corp.	32,700	175,588
	Tsumura & Co.	11,000	357,928
	Tsuruha Holdings, Inc.	4,600	610,837
	Tsurumi Manufacturing Co., Ltd.	7,600	133,501
	Tsutsumi Jewelry Co., Ltd.	2,700	47,123
#	Tsuzuki Denki Co., Ltd.	1,500	23,509
	TV Asahi Holdings Corp.	11,400	219,803
	Tv Tokyo Holdings Corp.	1,600	36,404
	TYK Corp.	8,500	25,935
	UACJ Corp.	16,100	284,181
	Ube Industries, Ltd.	44,500	845,344
	Ubicom Holdings, Inc.	1,500	46,568
	Uchida Yoko Co., Ltd.	2,500	100,093
	Ulvac, Inc.	11,200	506,138
	Unicharm Corp.	8,100	363,280
*	Uniden Holdings Corp.	2,500	48,845
	UNIMAT Retirement Community Co., Ltd.	3,300	32,213
	Union Tool Co.	2,700	88,154
	Unipres Corp.	20,600	189,015
	United Arrows, Ltd.	7,300	110,080
	United Super Markets Holdings, Inc.	22,700	246,818
	UNITED, Inc.	5,100	62,805
*	Unitika, Ltd.	25,100	91,592
*	Universal Entertainment Corp.	6,000	137,485
#	Urbanet Corp. Co., Ltd.	8,600	21,093
	Usen-Next Holdings Co., Ltd.	1,800	31,683
	Ushio, Inc.	41,400	535,418
	USS Co., Ltd.	21,500	423,370
*	UT Group Co., Ltd.	7,800	239,214
	Utoc Corp.	5,300	23,761
#*	UUUM, CO., Ltd.	2,200	37,068

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	V Technology Co., Ltd.	3,500	$206,198
	Valor Holdings Co., Ltd.	20,000	473,214
	Valqua, Ltd.	5,600	109,650
	Value HR Co., Ltd.	1,600	26,055
	ValueCommerce Co., Ltd.	5,400	150,714
	V-Cube, Inc.	2,200	62,575
#*	Vector, Inc.	10,300	126,054
	Vertex Corp.	3,940	69,456
*	Village Vanguard Co., Ltd.	1,700	15,675
*	Vision, Inc.	5,700	48,629
	Vital KSK Holdings, Inc.	20,400	155,155
	VT Holdings Co., Ltd.	47,400	191,650
	Wacoal Holdings Corp.	19,300	384,883
	Wacom Co., Ltd.	55,500	495,650
	Wakachiku Construction Co., Ltd.	5,600	65,793
	Wakita & Co., Ltd.	15,800	149,856
	Warabeya Nichiyo Holdings Co., Ltd.	5,700	88,719
	Waseda Academy Co., Ltd.	1,400	13,109
	Watahan & Co., Ltd.	8,600	110,692
	Watts Co., Ltd.	4,800	39,125
	Wavelock Holdings Co., Ltd.	2,200	17,142
	WDB Holdings Co., Ltd.	2,700	67,301
	Weathernews, Inc.	1,500	69,006
	Welcia Holdings Co., Ltd.	12,200	413,317
	Wellnet Corp.	4,000	18,854
	West Holdings Corp.	7,500	314,310
	West Japan Railway Co.	7,300	389,170
	Will Group, Inc.	6,900	66,325
	WIN-Partners Co., Ltd.	4,000	42,031
	Wood One Co., Ltd.	3,200	31,353
#	Workman Co., Ltd.	1,600	131,950
	World Co., Ltd.	1,400	16,263
	World Holdings Co., Ltd.	2,400	43,458
	Wowow, Inc.	1,400	37,991
	Xebio Holdings Co., Ltd.	12,400	103,571
	YAC Holdings Co., Ltd.	2,400	22,586
*	Yachiyo Industry Co., Ltd.	2,600	15,063
	Yagi & Co., Ltd.	1,400	17,990
	Yahagi Construction Co., Ltd.	10,400	84,736
	Yaizu Suisankagaku Industry Co., Ltd.	2,800	27,491
	Yakult Honsha Co., Ltd.	4,000	204,307
	YAKUODO Holdings Co., Ltd.	3,300	79,157
	YAMABIKO Corp.	14,000	171,421
	YAMADA Consulting Group Co., Ltd.	4,000	36,392
	Yamada Holdings Co., Ltd.	74,188	378,198
	Yamagata Bank, Ltd. (The)	10,900	104,715
	Yamaguchi Financial Group, Inc.	77,100	438,434
	Yamaha Corp.	2,500	140,891
	Yamaha Motor Co., Ltd.	50,800	1,120,713
	Yamaichi Electronics Co., Ltd.	10,400	164,486
	YA-MAN, Ltd.	8,700	147,442
	Yamanashi Chuo Bank, Ltd. (The)	11,800	89,338
	Yamashina Corp.	25,000	18,429
	Yamatane Corp.	3,800	49,586
#	Yamato Corp.	7,100	47,599
	Yamato Holdings Co., Ltd.	17,300	429,226
	Yamato International, Inc.	5,400	17,227
	Yamato Kogyo Co., Ltd.	18,300	462,481
	Yamaura Corp.	2,400	21,182

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaya Corp.	1,800	$37,239
	Yamazaki Baking Co., Ltd.	19,200	353,493
	Yamazawa Co., Ltd.	1,300	21,708
	Yamazen Corp.	14,200	133,079
	Yaoko Co., Ltd.	6,800	446,025
	Yashima Denki Co., Ltd.	5,500	51,242
	Yaskawa Electric Corp.	6,800	348,761
	Yasuda Logistics Corp.	6,700	59,606
	Yasunaga Corp.	3,400	38,814
	Yellow Hat, Ltd.	15,300	245,682
	Yodogawa Steel Works, Ltd.	9,500	184,784
	Yokogawa Bridge Holdings Corp.	11,600	215,636
	Yokogawa Electric Corp.	32,600	704,758
	Yokohama Reito Co., Ltd.	21,300	179,857
	Yokohama Rubber Co., Ltd. (The)	61,400	967,074
	Yokowo Co., Ltd.	8,200	253,475
	Yomeishu Seizo Co., Ltd.	3,500	62,691
	Yondenko Corp.	1,700	44,352
	Yondoshi Holdings, Inc.	4,600	84,051
	Yorozu Corp.	5,700	67,109
	Yotai Refractories Co., Ltd.	6,300	51,558
	Yuasa Trading Co., Ltd.	7,100	221,993
	Yuken Kogyo Co., Ltd.	1,100	16,837
#	Yumeshin Holdings Co., Ltd.	15,700	106,958
	Yurtec Corp.	15,000	117,521
	Yushiro Chemical Industry Co., Ltd.	3,700	38,753
	Z Holdings Corp.	140,000	869,726
	Zaoh Co., Ltd.	2,500	32,231
	Zenitaka Corp. (The)	1,000	43,082
	Zenkoku Hosho Co., Ltd.	15,900	709,744
	Zenrin Co., Ltd.	12,400	145,828
	Zensho Holdings Co., Ltd.	21,377	591,341
	Zeon Corp.	37,000	594,036
	ZIGExN Co., Ltd.	21,400	77,669
	ZOZO, Inc.	23,100	646,870
	Zuiko Corp.	4,400	44,550
TOTAL JAPAN			573,593,993
MALAYSIA — (0.6%)
	Duopharma Biotech Bhd	120,801	105,508
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	43,367
#	Aeon Co. M Bhd	303,900	69,409
	AEON Credit Service M Bhd	49,149	131,142
	AFFIN Bank Bhd	131,425	53,205
#*	AirAsia Group Bhd	226,000	38,598
*	Alliance Bank Malaysia Bhd	373,600	228,612
	Allianz Malaysia Bhd	20,500	68,426
	AMMB Holdings Bhd	421,600	320,539
	Astro Malaysia Holdings Bhd	298,900	62,677
	Axiata Group Bhd	277,490	228,002
	Batu Kawan Bhd	7,200	31,820
#*	Berjaya Assets Bhd	176,800	13,124
*	Berjaya Corp. Bhd	1,184,701	52,632
*	Berjaya Land Bhd	333,000	14,397
	Berjaya Sports Toto Bhd	349,668	175,426
*	Bermaz Auto Bhd	285,700	95,782
	BIMB Holdings Bhd	144,900	143,129
*	Boustead Holdings Bhd	152,600	26,649
#	Boustead Plantations Bhd	196,420	25,871

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	British American Tobacco Malaysia Bhd	38,700	$125,111
*	Bumi Armada Bhd	871,200	69,265
	Bursa Malaysia Bhd	196,350	453,617
	Cahya Mata Sarawak Bhd	221,400	103,562
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	216,360
	CB Industrial Product Holding Bhd	88,300	23,567
	CIMB Group Holdings Bhd	360,897	342,034
*	Cypark Resources Bhd	120,300	39,946
	D&O Green Technologies Bhd	241,100	162,597
*	Dagang NeXchange Bhd	236,200	15,355
	Datasonic Group Bhd	515,000	60,668
*	Dayang Enterprise Holdings Bhd	125,400	31,933
	Dialog Group Bhd	178,600	133,867
	DiGi.Com Bhd	287,200	268,687
#	DRB-Hicom Bhd	381,000	166,306
#	Dufu Technology Corp. Bhd	55,200	51,000
	Dutch Lady Milk Industries Bhd	4,500	38,694
	Eastern & Oriental Bhd	259,375	25,941
#	Eco World Development Group Bhd	443,900	54,640
*	Eco World International Bhd	84,700	9,056
	Ekovest BHD	528,900	56,610
#	FGV Holdings Bhd	451,400	145,744
	Formosa Prosonic Industries Bhd	55,700	36,151
	Fraser & Neave Holdings Bhd	24,500	192,817
	Frontken Corp. Bhd	331,900	380,094
#	Gabungan AQRS Bhd	101,592	14,515
	Gadang Holdings Bhd	266,950	24,953
	Gamuda Bhd	546,640	445,354
#	Gas Malaysia Bhd	64,000	41,078
#	Genting Bhd	346,200	339,840
	Genting Malaysia Bhd	356,100	216,277
	Genting Plantations Bhd	26,200	62,756
	George Kent Malaysia Bhd	206,750	38,155
#	Globetronics Technology Bhd	172,866	135,750
#	Guan Chong Bhd	91,800	56,111
	Hai-O Enterprise Bhd	71,300	37,277
	HAP Seng Consolidated Bhd	44,100	89,082
	Hartalega Holdings Bhd	128,300	407,133
#	Heineken Malaysia Bhd	36,100	206,683
*	Hengyuan Refining Co. Bhd	64,400	76,032
	HeveaBoard Bhd	130,500	20,253
	Hiap Teck Venture Bhd	299,100	26,886
*	Hibiscus Petroleum Bhd	181,200	23,738
	Hong Leong Bank Bhd	22,580	96,261
	Hong Leong Financial Group Bhd	42,578	171,804
	Hong Leong Industries Bhd	19,300	38,393
	Hup Seng Industries Bhd	13,200	3,099
	IHH Healthcare Bhd	36,800	46,443
	IJM Corp. Bhd	910,500	337,112
#	Inari Amertron Bhd	750,425	627,075
	Insas Bhd	187,000	45,796
	IOI Corp. Bhd	83,000	86,555
	IOI Properties Group Bhd	379,625	121,696
#*	Iskandar Waterfront City Bhd	224,600	24,826
#*	JAKS Resources Bhd	570,179	94,783
#*	Jaya Tiasa Holdings Bhd	210,000	38,581
	Kerjaya Prospek Group Bhd	105,989	25,780
*	KNM Group Bhd	1,052,620	46,276
#	Kossan Rubber Industries	197,000	216,337

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	KPJ Healthcare Bhd	463,600	$105,340
*	KSL Holdings Bhd	135,319	18,870
	Kuala Lumpur Kepong Bhd	9,711	55,676
*	Land & General Bhd	399,300	10,290
*	LBS Bina Group Bhd	262,835	26,849
	Lii Hen Industries Bhd	74,300	70,376
	Lingkaran Trans Kota Holdings Bhd	42,500	40,773
	Lotte Chemical Titan Holding Bhd	32,000	18,649
#	LPI Capital Bhd	40,440	130,640
	Magni-Tech Industries Bhd	146,900	76,353
	Magnum Bhd	228,815	119,211
#	Mah Sing Group Bhd	553,875	109,756
	Malakoff Corp. Bhd	281,900	62,249
	Malayan Banking Bhd	213,045	410,917
#	Malayan Flour Mills Bhd	308,600	68,483
	Malaysia Airports Holdings Bhd	321,600	409,345
#	Malaysia Building Society Bhd	742,417	109,032
	Malaysian Pacific Industries Bhd	55,600	452,993
#	Malaysian Resources Corp. Bhd	652,100	61,720
	Matrix Concepts Holdings Bhd	227,266	95,396
#	Maxis Bhd	156,200	183,992
	MBM Resources BHD	57,700	43,741
#	Mega First Corp. Bhd	80,700	142,356
	MISC Bhd	119,000	175,060
	MKH Bhd	100,700	30,559
	MMC Corp. Bhd	187,200	35,695
	MNRB Holdings Bhd	182,774	40,571
#	Muda Holdings Bhd	76,500	62,713
	Muhibbah Engineering M Bhd	129,500	26,333
*	Mulpha International Bhd	39,460	13,076
#	My EG Services Bhd	67,186	31,744
	Nestle Malaysia Bhd	4,900	165,689
#	NTPM Holdings Bhd	104,000	16,910
*	OCK Group Bhd	171,300	18,557
#	Oriental Holdings BHD	106,800	138,245
#	OSK Holdings Bhd	472,550	93,954
	Padini Holdings Bhd	116,700	75,696
	Panasonic Manufacturing Malaysia Bhd	2,400	17,774
#	Paramount Corp. Bhd	146,300	29,058
	Pentamaster Corp. Bhd	164,473	256,932
	Petron Malaysia Refining & Marketing Bhd	39,200	42,446
	Petronas Chemicals Group Bhd	160,300	265,014
	Petronas Dagangan Bhd	29,500	140,923
	Petronas Gas Bhd	43,200	171,070
	PIE Industrial Bhd	20,300	15,761
*	Pos Malaysia Bhd	91,600	22,288
	PPB Group Bhd	69,820	318,991
#	Press Metal Aluminium Holdings Bhd	265,800	523,552
	Public Bank Bhd	1,893,500	1,958,811
	QL Resources Bhd	233,025	346,088
	Ranhill Utilities Bhd	90,294	18,693
*	Revenue Group Bhd	71,400	22,684
#	RHB Bank Bhd	165,757	208,598
	Sam Engineering & Equipment M Bhd	10,100	17,205
#*	Sapura Energy Bhd	3,636,500	102,148
	Sarawak Oil Palms Bhd	50,500	50,727
	Scientex Bhd	303,600	299,237
	Serba Dinamik Holdings Bhd	328,220	129,803
	Shangri-La Hotels Malaysia Bhd	17,500	17,262

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Sime Darby Bhd	488,370	$264,874
#	Sime Darby Plantation Bhd	70,470	84,260
	Sime Darby Property Bhd	262,670	36,936
#	SKP Resources Bhd	237,000	127,583
	SP Setia Bhd Group	440,579	99,393
*	Sumatec Resources Bhd	822,800	183
	Sunway Bhd	412,654	152,900
	Sunway Construction Group Bhd	116,690	44,303
#*	Supermax Corp. Bhd	67,041	112,332
	Syarikat Takaful Malaysia Keluarga Bhd	110,800	117,615
	Ta Ann Holdings Bhd	86,480	58,514
#	TA Enterprise Bhd	384,000	61,567
	Taliworks Corp. Bhd	68,666	13,622
	Telekom Malaysia Bhd	176,900	277,174
	Tenaga Nasional Bhd	135,900	323,799
	Thong Guan Industries Bhd	59,400	34,835
	TIME dotCom Bhd	49,000	168,262
#	Top Glove Corp. Bhd	505,800	841,321
*	Tropicana Corp. Bhd	206,616	43,909
	TSH Resources Bhd	21,300	5,351
#	Uchi Technologies Bhd	83,700	55,608
#	UEM Edgenta Bhd	74,800	28,998
*	UEM Sunrise Bhd	699,100	64,438
	UMW Holdings Bhd	137,700	97,718
	United Plantations Bhd	7,600	26,785
	UOA Development Bhd	250,100	98,870
*	Velesto Energy Bhd	1,107,073	32,571
	ViTrox Corp. Bhd	45,900	188,282
	VS Industry Bhd	109,424	73,663
*	WCT Holdings Bhd	360,621	40,806
#	Wellcall Holdings Bhd	53,700	14,186
	Westports Holdings Bhd	170,000	180,204
	Yinson Holdings Bhd	126,700	162,521
	YNH Property Bhd	124,837	84,600
*	YTL Corp. Bhd	1,268,650	201,616
*	YTL Power International Bhd	249,587	40,402
TOTAL MALAYSIA			22,397,502
MEXICO — (0.7%)
#	ALEATICA S.A.B. de C.V.	5,854	6,068
#	Alfa S.A.B. de C.V., Class A	1,784,541	1,120,398
	Alpek S.A.B. de C.V.	245,078	209,462
#*	Alsea S.A.B. de C.V.	251,622	282,321
#	America Movil S.A.B. de C.V.	1,780,639	1,185,703
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	28,021	370,157
	Arca Continental S.A.B. de C.V.	65,332	297,387
*	Axtel S.A.B. de C.V.	499,613	139,655
#*	Banco del Bajio SA	90,250	111,211
	Becle S.A.B. de C.V.	34,529	73,542
#	Bolsa Mexicana de Valores S.A.B. de C.V.	208,501	467,675
*	Cemex S.A.B. de C.V.	2,386,431	1,371,392
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	800	34,832
	Coca-Cola Femsa S.A.B. de C.V.	55,325	241,661
*	Consorcio ARA S.A.B. de C.V.	330,697	55,657
#*	Controladora Nemak SAB de CV	1,784,541	232,437
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	4,146	46,767
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	132,904	150,286
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	134,506	253,605
*	Credito Real S.A.B. de C.V. SOFOM ER	84,592	44,526

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	31,272	$99,023
*	Elementia S.A.B. de C.V.	21,051	12,944
#*	Empresas ICA S.A.B. de C.V.	42,400	199
#	Fomento Economico Mexicano S.A.B. de C.V.	71,227	485,062
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	267	18,169
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	352,628	359,182
*	Gentera S.A.B. de C.V.	402,037	157,489
	Gruma S.A.B. de C.V., Class B	72,377	794,420
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	152,098	889,780
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,600	159,664
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	58,047	583,670
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	500	78,355
#*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	16,582	261,013
	Grupo Bimbo S.A.B. de C.V., Class A	322,397	607,709
#*	Grupo Carso S.A.B. de C.V.	73,190	183,841
	Grupo Cementos de Chihuahua S.A.B. de C.V.	43,340	274,979
	Grupo Comercial Chedraui S.A. de C.V.	156,209	212,607
	Grupo Elektra S.A.B. de C.V.	11,408	772,693
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	257,528	1,282,676
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	354,842	318,162
#*	Grupo GICSA SAB de CV	30,415	5,282
#	Grupo Herdez S.A.B. de C.V.	90,586	205,441
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	60,872	14,075
*	Grupo Industrial Saltillo S.A.B. de C.V.	7,630	9,864
#	Grupo Lala S.A.B. de C.V.	119,465	87,185
	Grupo Mexico S.A.B. de C.V., Class B	558,959	2,412,367
#	Grupo Rotoplas S.A.B. de C.V.	72,701	78,521
	Grupo Sanborns S.A.B. de C.V.	66,549	59,978
#	Grupo Simec S.A.B. de C.V., Class B	33,392	141,019
*	Grupo Televisa S.A.B., Sponsored ADR	27,395	205,736
#*	Grupo Televisa S.A.B.	421,281	640,378
*	Grupo Traxion S.A.B. de C.V.	22,758	21,860
#*	Hoteles City Express S.A.B. de C.V.	142,020	40,183
	Industrias Bachoco S.A.B. de C.V., Class B	80,462	272,642
	Industrias CH S.A.B. de C.V., Class B	75,560	408,486
	Industrias Penoles S.A.B. de C.V.	45,293	676,158
*	Infraestructura Energetica Nova S.A.B. de C.V.	36,711	134,279
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	246,708	433,385
	La Comer S.A.B. de C.V.	260,535	545,244
	Megacable Holdings S.A.B. de C.V.	250,576	909,085
#*	Minera Frisco S.A.B. de C.V., Class A1	129,447	26,775
#*	Minera Frisco S.A.B. de C.V., Class A2	177,993	36,512
	Nemak S.A.B. de C.V.	174,592	48,888
	Orbia Advance Corp. S.A.B. de C.V.	473,286	1,011,727
	Organizacion Cultiba S.A.B. de C.V.	15,310	12,503
#*	Organizacion Soriana S.A.B. de C.V., Class B	50,685	46,781
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	41,524	313,106
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	5,373	26,079
#	Qualitas Controladora S.A.B. de C.V.	54,504	287,157
*	Regional S.A.B. de C.V.	114,430	469,912
#*	Telesites S.A.B. de C.V.	310,489	315,503
#*	Unifin Financiera S.A.B. de C.V.	78,031	94,289
*	Vitro S.A.B. de C.V., Class A	28,118	38,091
#	Wal-Mart de Mexico S.A.B. de C.V.	194,783	554,636
TOTAL MEXICO			24,829,506
NETHERLANDS — (2.4%)
	Aalberts NV	39,671	1,790,888
*	ABN AMRO Bank NV	66,574	695,301

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Accell Group NV	9,606	$340,255
*	Adyen NV	542	1,132,252
	Aegon NV	493,314	2,045,408
	Aegon NV	30,373	124,225
	Akzo Nobel NV	13,811	1,405,918
	AMG Advanced Metallurgical Group NV	7,250	229,595
	Amsterdam Commodities NV	6,867	170,028
	APERAM SA	20,698	895,894
*	Arcadis NV	34,597	1,212,983
*	ArcelorMittal SA	71,851	1,573,489
*	ArcelorMittal SA	15,658	338,056
	ASM International NV	11,352	2,908,021
	ASML Holding NV	4,870	2,599,868
	ASML Holding NV	20,610	11,009,038
	ASR Nederland NV	54,270	2,103,731
*	Basic-Fit NV	8,181	280,191
	BE Semiconductor Industries NV	42,901	2,949,598
*	Beter Bed Holding NV	7,231	49,689
*	Boskalis Westminster	32,105	901,955
*	Brunel International NV	5,294	51,269
	Coca-Cola European Partners P.L.C.	33,278	1,547,977
	Corbion NV	16,974	991,273
	Euronext NV	20,012	2,155,227
	Flow Traders	20,804	797,130
	ForFarmers NV	16,098	103,610
*	Fugro NV	29,258	306,455
*	GrandVision NV	18,748	556,842
*	Heijmans NV	12,081	148,113
	Heineken NV	15,108	1,576,066
*	Hunter Douglas NV	2,658	208,556
	IMCD NV	10,389	1,289,317
*	ING Groep NV, Sponsored ADR	6,500	57,330
*	ING Groep NV	224,048	1,992,091
*	Intertrust NV	28,250	434,338
*	Just Eat Takeaway.com NV	3,852	440,467
*	Kendrion NV	7,480	174,912
	Koninklijke Ahold Delhaize NV, Sponsored ADR	876	25,299
	Koninklijke Ahold Delhaize NV	261,210	7,497,902
*	Koninklijke BAM Groep NV	128,215	252,726
	Koninklijke DSM NV	14,281	2,496,507
	Koninklijke KPN NV	1,192,526	3,725,450
*	Koninklijke Philips NV	48,733	2,656,393
	Koninklijke Vopak NV	28,028	1,418,572
*	Lucas Bols NV	3,091	36,380
	Nedap N.V.	2,486	147,906
	NN Group NV	38,945	1,622,118
*	OCI NV	14,303	296,750
	Ordina NV	39,907	139,305
*	PostNL NV	126,242	520,437
	Prosus N.V.	13,337	1,558,173
*	Randstad NV	33,464	2,090,757
#	SBM Offshore NV	66,728	1,145,377
*	SIF Holding NV	4,117	88,799
*	Signify NV	62,789	2,996,043
*	Sligro Food Group NV	9,932	220,678
	Stellantis NV	468,040	7,107,832
	Stellantis NV	261,058	3,969,589
	TKH Group NV	18,479	872,758
*	TomTom NV	29,599	344,286

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Van Lanschot Kempen NV	6,150	$152,975
	Wolters Kluwer NV	38,178	3,172,218
TOTAL NETHERLANDS			92,142,586
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd. (The)	106,585	879,003
*	Air New Zealand, Ltd.	325,719	369,896
	Arvida Group, Ltd.	35,313	45,283
*	Auckland International Airport, Ltd.	46,592	247,865
	Chorus, Ltd.	203,529	1,230,859
	Contact Energy, Ltd.	68,094	397,408
	EBOS Group, Ltd.	31,340	642,090
	Fisher & Paykel Healthcare Corp., Ltd.	51,968	1,287,958
*	Fletcher Building, Ltd.	202,087	898,255
*	Fletcher Building, Ltd.	2,494	10,919
	Fonterra Co-operative Group, Ltd.	17,724	57,766
	Freightways, Ltd.	48,255	379,863
	Genesis Energy, Ltd.	100,941	283,123
#*	Gentrack Group, Ltd.	12,157	11,638
	Hallenstein Glasson Holdings, Ltd.	20,188	102,284
	Heartland Group Holdings, Ltd.	222,764	295,977
	Infratil, Ltd.	156,777	806,589
	Investore Property, Ltd.	56,506	91,494
*	Kathmandu Holdings, Ltd.	197,467	182,102
	Mainfreight, Ltd.	22,019	1,062,534
	Mercury NZ, Ltd.	54,040	275,593
	Meridian Energy, Ltd.	55,750	284,567
#	NEW Zealand King Salmon Investments, Ltd.	10,005	10,999
*	New Zealand Refining Co., Ltd. (The)	73,105	24,571
*	NZME, Ltd.	54,459	28,470
	NZX, Ltd.	92,047	135,267
	Oceania Healthcare, Ltd.	86,906	98,135
#	Port of Tauranga, Ltd.	40,233	216,827
*	Pushpay Holdings, Ltd.	26,800	31,573
*	Restaurant Brands New Zealand, Ltd.	9,961	83,886
	Ryman Healthcare, Ltd.	41,222	457,936
#	Sanford, Ltd.	20,591	70,148
	Scales Corp., Ltd.	44,784	156,673
*	Serko, Ltd.	5,481	22,358
	Skellerup Holdings, Ltd.	53,156	148,179
*	SKY Network Television, Ltd.	509,053	59,867
	SKYCITY Entertainment Group, Ltd.	287,887	627,244
	Spark New Zealand, Ltd.	305,119	1,047,580
*	Steel & Tube Holdings, Ltd.	32,029	20,713
	Summerset Group Holdings, Ltd.	99,575	865,377
*	Synlait Milk, Ltd.	16,066	54,779
*	Tourism Holdings, Ltd.	35,268	56,734
*	TOWER, Ltd.	89,887	44,458
#	Trustpower, Ltd.	10,678	66,525
	Turners Automotive Group, Ltd.	21,827	50,825
	Vector, Ltd.	29,600	91,217
*	Vista Group International, Ltd.	337	359
*	Warehouse Group, Ltd. (The)	20,901	46,390
*	Z Energy, Ltd.	144,152	304,378
TOTAL NEW ZEALAND			14,664,534
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	238,000	178,034

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Adevinta ASA, Class B	2,582	$38,310
	AF Gruppen ASA	7,537	145,879
*	Akastor ASA	63,364	45,654
	Aker ASA, Class A	3,439	270,009
	Aker BP ASA	20,632	512,438
*	Aker Solutions ASA	91,324	155,926
	American Shipping Co. ASA	18,446	61,698
	Atea ASA	33,779	513,954
	Austevoll Seafood ASA	32,829	326,940
#	Avance Gas Holding, Ltd.	16,815	70,669
*	Axactor SE	56,980	56,469
*	B2Holding ASA	130,088	107,969
*	Bakkafrost P/F	2,401	169,056
	Bonheur ASA	8,451	219,662
	Borregaard ASA	42,001	768,701
*	BW Energy, Ltd.	11,397	31,795
	BW LPG, Ltd.	35,590	232,458
	BW Offshore, Ltd.	55,857	217,426
*	DNB ASA	62,118	1,209,342
*	DNO ASA	251,133	197,049
#	Entra ASA	18,515	412,056
	Equinor ASA	179,214	3,211,728
#	Equinor ASA, Sponsored ADR	7,404	131,273
	Europris ASA	64,160	355,271
	FLEX LNG, Ltd.	14,271	113,731
	Frontline, Ltd.	34,372	198,607
	Gjensidige Forsikring ASA	2,098	48,246
#*	Grieg Seafood ASA	2,766	25,749
*	Hexagon Composites ASA	31,218	224,391
*	Hexagon Purus Holding A.S.	3,544	24,866
#	Hoegh LNG Holdings, Ltd.	15,351	30,471
#*	Kongsberg Automotive ASA	1,298,042	48,580
	Kongsberg Gruppen ASA	8,730	168,868
	Leroy Seafood Group ASA	30,593	213,095
	Medistim ASA	392	11,663
	Mowi ASA	40,861	905,111
*	NEL ASA	84,582	298,735
*	Nordic Nanovector ASA	2,597	4,125
*	Nordic Semiconductor ASA	14,137	216,595
	Norsk Hydro ASA	210,973	931,698
	Norway Royal Salmon ASA	3,042	69,290
*	Norwegian Finans Holding ASA	56,373	475,924
	Norwegian Property ASA	1,619	2,363
#	Ocean Yield ASA	28,518	79,989
*	Odfjell Drilling, Ltd.	40,392	78,731
*	Olav Thon Eiendomsselskap ASA	6,027	119,525
	Orkla ASA	36,199	351,879
*	Otello Corp. ASA	36,747	109,821
*	Panoro Energy ASA	6,880	11,082
*	PGS ASA	185,906	76,780
#*	Protector Forsikring ASA	18,993	137,729
	Salmar ASA	6,412	384,596
*	Sbanken ASA	40,308	317,096
	Scatec ASA	8,428	318,908
*	Schibsted ASA, Class A	1,649	62,037
*	Schibsted ASA, Class B	1,151	37,026
	Selvaag Bolig ASA	14,564	88,809
*	Solon Eiendom ASA	6,828	27,347
*	SpareBank 1 SR-Bank ASA	59,308	650,532

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Stolt-Nielsen, Ltd.	13,146	$182,143
*	Storebrand ASA	120,820	924,629
*	Subsea 7 SA	61,075	570,928
	Telenor ASA	44,916	740,952
	TGS NOPEC Geophysical Co. ASA	40,861	544,412
	Tomra Systems ASA	29,260	1,339,128
	Treasure ASA	17,251	36,211
	Veidekke ASA	38,542	463,459
*	Wallenius Wilhelmsen ASA	55,587	137,260
	Wilh Wilhelmsen Holding ASA, Class A	5,538	108,109
#*	XXL ASA	48,138	116,622
	Yara International ASA	13,789	641,192
TOTAL NORWAY			22,308,806
PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	6,245	14,926
	Cementos Pacasmayo SAA, ADR	1,856	14,950
*	Cia de Minas Buenaventura SAA, ADR	1,300	13,234
	Credicorp, Ltd.	1,928	289,836
*	Fossal SAA, ADR	235	0
TOTAL PERU			332,946
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	104,600	16,338
	Aboitiz Equity Ventures, Inc.	140,820	116,439
	Aboitiz Power Corp.	87,300	43,527
	AC Energy Corp.	685,000	90,871
	Alliance Global Group, Inc.	1,505,100	309,263
*	Apex Mining Co., Inc.	1,093,000	34,106
	Ayala Corp.	10,095	161,167
	Ayala Land, Inc.	260,900	203,787
*	AyalaLand Logistics Holdings Corp.	457,000	26,064
	Bank of the Philippine Islands	89,166	147,223
	BDO Unibank, Inc.	203,803	425,563
	Belle Corp.	1,052,000	34,557
	Bloomberry Resorts Corp.	1,949,700	322,204
*	Cebu Air, Inc.	100,610	99,250
*	CEMEX Holdings Philippines, Inc.	1,515,195	42,144
	Century Pacific Food, Inc.	276,900	100,683
	Chelsea Logistics and Infrastructure Holdings Corp.	169,400	14,933
	China Banking Corp.	339,992	171,794
	Cosco Capital, Inc.	809,000	86,515
	D&L Industries, Inc.	665,000	91,528
	DMCI Holdings, Inc.	1,630,000	177,172
*	DoubleDragon Properties Corp.	217,800	64,712
*	Eagle Cement Corp.	82,700	24,017
*	East West Banking Corp.	277,950	56,526
	EEI Corp.	156,000	23,710
	Emperador, Inc.	463,900	96,372
	Filinvest Development Corp.	18,400	3,270
	Filinvest Land, Inc.	3,204,000	73,904
	First Philippine Holdings Corp.	115,830	181,784
*	Global Ferronickel Holdings, Inc.	452,574	21,657
*	Global-Estate Resorts, Inc.	897,000	15,839
	Globe Telecom, Inc.	7,215	290,872
	GT Capital Holdings, Inc.	26,928	298,193
*	Holcim Philippines, Inc.	73,200	9,099
*	Integrated Micro-Electronics, Inc.	251,445	67,266

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	International Container Terminal Services, Inc.	174,250	$429,058
	JG Summit Holdings, Inc.	171,286	215,826
	Jollibee Foods Corp.	43,450	160,206
	Lopez Holdings Corp.	974,500	75,392
	LT Group, Inc.	479,700	132,262
*	MacroAsia Corp.	37,080	3,994
	Manila Electric Co.	16,880	91,455
*	Manila Water Co., Inc.	335,200	100,919
	Max's Group, Inc.	48,700	6,320
*	Megawide Construction Corp.	298,100	44,016
	Megaworld Corp.	2,645,600	209,432
	Metro Pacific Investments Corp.	2,183,500	183,039
	Metropolitan Bank & Trust Co.	213,916	199,677
	Nickel Asia Corp.	1,306,480	127,156
	Petron Corp.	1,056,700	77,642
	Philex Mining Corp.	319,400	28,420
*	Philippine National Bank	152,272	80,691
	Phoenix Petroleum Philippines, Inc.	107,200	26,054
*	Pilipinas Shell Petroleum Corp.	124,530	52,295
#	PLDT, Inc., Sponsored ADR	839	25,044
	PLDT, Inc.	15,030	410,040
	Premium Leisure Corp.	2,062,000	18,851
	Puregold Price Club, Inc.	300,500	224,556
	Rizal Commercial Banking Corp.	104,115	38,260
	Robinsons Land Corp.	802,338	315,569
	Robinsons Retail Holdings, Inc.	76,680	97,480
	San Miguel Corp.	138,950	352,919
	San Miguel Food and Beverage, Inc.	60,520	85,568
	Security Bank Corp.	100,340	270,480
	Semirara Mining & Power Corp.	480,080	122,412
	Shakey's Pizza Asia Ventures, Inc.	84,300	11,981
	SM Investments Corp.	3,865	79,040
	SM Prime Holdings, Inc.	368,800	269,862
	Union Bank of the Philippines	31,730	47,135
	Universal Robina Corp.	93,000	260,962
	Vista Land & Lifescapes, Inc.	1,914,900	166,672
	Vistamalls, Inc.	88,000	7,572
	Wilcon Depot, Inc.	274,800	100,377
TOTAL PHILIPPINES			9,090,983
POLAND — (0.2%)
*	Alior Bank SA	34,611	157,499
*	Alumetal SA	710	10,377
	Amica SA	1,111	41,488
*	AmRest Holdings SE	11,544	87,542
	Asseco Poland SA	6,826	124,254
*	Bank Handlowy w Warszawie SA	5,654	58,687
*	Bank Millennium SA	149,913	156,888
*	Bank Polska Kasa Opieki SA	17,345	295,213
*	Boryszew SA	42,569	33,973
	Budimex SA	3,048	264,025
*	CCC SA	3,718	82,242
*	CD Projekt SA	2,233	182,100
*	Ciech SA	16,074	135,136
	ComArch SA	224	11,777
	Cyfrowy Polsat SA	71,291	583,786
	Develia SA	98,398	59,110
*	Dino Polska SA	7,912	555,634
	Dom Development SA	1,006	31,040

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Enea SA	78,578	$144,091
*	Eurocash SA	34,593	126,755
*	Fabryki Mebli Forte SA	3,906	46,790
*	Famur SA	99,628	68,918
*	Globe Trade Centre SA	30,781	55,284
*	Grupa Azoty SA	15,380	119,234
	Grupa Kety SA	2,789	357,274
	Grupa Lotos SA	29,965	309,317
*	ING Bank Slaski SA	1,297	59,461
*	Inter Cars SA	1,271	95,728
*	Jastrzebska Spolka Weglowa SA	16,946	143,414
	Kernel Holding SA	23,478	343,084
*	KGHM Polska Miedz SA	19,273	970,062
*	KRUK SA	5,712	255,361
	LiveChat Software SA	485	14,533
*	LPP SA	177	363,931
*	Lubelski Wegiel Bogdanka SA	4,699	26,289
*	mBank SA	2,756	144,120
*	Netia SA	26,821	38,821
*	Orange Polska SA	179,439	315,865
*	PGE Polska Grupa Energetyczna SA	166,174	290,182
*	PKP Cargo SA	10,554	38,953
	Polski Koncern Naftowy Orlen SA	65,228	977,590
	Polskie Gornictwo Naftowe i Gazownictwo SA	53,422	80,859
*	Powszechna Kasa Oszczednosci Bank Polski SA	36,475	281,625
*	Powszechny Zaklad Ubezpieczen SA	17,940	143,197
*	Santander Bank Polska SA	1,042	50,423
	Stalexport Autostrady SA	18,210	18,011
*	Tauron Polska Energia SA	443,270	332,574
*	VRG SA	37,269	25,931
	Warsaw Stock Exchange	7,044	83,112
TOTAL POLAND			9,191,560
PORTUGAL — (0.1%)
#	Altri SGPS SA	29,560	176,359
*	Banco Comercial Portugues SA, Class R	1,495,316	207,150
*	CTT-Correios de Portugal SA	40,367	116,897
	EDP - Energias de Portugal SA	131,616	825,651
	EDP Renovaveis SA	16,395	448,993
	Galp Energia SGPS SA	85,574	858,917
	Jeronimo Martins SGPS SA	35,737	584,410
#*	Mota-Engil SGPS SA	35,247	59,133
#	Navigator Co. SA (The)	82,228	246,784
	NOS SGPS SA	121,646	419,485
	REN - Redes Energeticas Nacionais SGPS SA	100,326	285,513
	Semapa-Sociedade de Investimento e Gestao	15,929	169,173
	Sonae SGPS SA	428,453	343,477
TOTAL PORTUGAL			4,741,942
QATAR — (0.1%)
	Commercial Bank PSQC (The)	8,760	10,261
	Aamal Co.	664,922	156,742
	Al Khaleej Takaful Group QSC	44,416	33,460
	Al Meera Consumer Goods Co. QSC	20,023	110,696
	Alijarah Holding Co.QPSC	86,003	28,670
	Barwa Real Estate Co.	510,025	462,318
*	Doha Bank QPSC	149,557	94,185
	Doha Insurance Co. QSC	25,000	10,575

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
*	Gulf International Services QSC	317,292	$137,314
	Gulf Warehousing Co.	67,104	94,869
	Industries Qatar QSC	86,293	285,617
	Masraf Al Rayan QSC	173,061	208,584
*	Mazaya Qatar Real Estate Development QSC	193,314	66,644
	Medicare Group	26,704	64,332
	Mesaieed Petrochemical Holding Co.	367,611	204,048
	Ooredoo QPSC	116,442	266,567
	Qatar Electricity & Water Co QSC	42,483	207,520
	Qatar Fuel QSC	42,877	219,640
	Qatar Gas Transport Co., Ltd.	562,431	509,590
	Qatar Industrial Manufacturing Co. QSC	2,750	2,273
	Qatar Insurance Co. SAQ	95,755	64,238
	Qatar International Islamic Bank QSC	88,320	215,836
	Qatar Islamic Bank SAQ	30,218	137,584
	Qatar Islamic Insurance Group	18,357	34,218
	Qatar National Bank QPSC	221,207	1,092,568
	Qatar National Cement Co. QSC	31,584	36,824
	Qatar Navigation QSC	64,196	135,851
*	Salam International Investment, Ltd. QSC	305,118	54,159
	United Development Co. QSC	655,353	281,369
	Vodafone Qatar QSC	446,389	183,870
	Widam Food Co.	21,087	34,979
TOTAL QATAR			5,445,401
RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	16,911	29,837
	Etalon Group P.L.C., GDR	24,905	44,082
	Gazprom PJSC, Sponsored ADR	134,073	745,300
	Gazprom PJSC, Sponsored ADR	37,036	207,031
	Globaltrans Investment P.L.C., GDR	5,753	38,731
	Globaltrans Investment P.L.C., GDR	14,988	101,019
	LSR Group PJSC, GDR	8,266	19,673
	Lukoil PJSC, Sponsored ADR	1,472	105,145
	Lukoil PJSC, Sponsored ADR	12,707	899,332
	Magnitogorsk Iron & Steel Works PJSC, GDR	23,655	208,518
	Magnitogorsk Iron & Steel Works PJSC, GDR	4,406	38,949
*	Mail.Ru Group, Ltd., GDR	1,819	47,387
*	Mail.Ru Group, Ltd., GDR	780	20,319
*	Mechel PJSC, Sponsored ADR	6,898	11,865
	MMC Norilsk Nickel PJSC, ADR	15,732	508,301
	MMC Norilsk Nickel PJSC, ADR	9,222	296,085
	Mobile TeleSystems PJSC, Sponsored ADR	50,988	458,892
	Novatek PJSC, GDR	261	43,553
	Novatek PJSC, GDR	23	3,855
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	8,327	231,609
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	74	2,063
	PhosAgro PJSC, GDR	8,187	128,111
	PhosAgro PJSC, GDR	13,022	204,185
	Polyus PJSC, GDR	393	37,158
	Polyus PJSC, GDR	2,195	206,879
	QIWI P.L.C., Sponsored ADR	436	4,225
	Ros Agro P.L.C., GDR	2,407	29,001
	Ros Agro P.L.C., GDR	2,465	29,826
	Rosneft Oil Co. PJSC, GDR	11,725	72,672
	Rosneft Oil Co. PJSC, GDR	21,859	134,891
	Rostelecom PJSC, Sponsored ADR	5,626	44,755
	Rostelecom PJSC, Sponsored ADR	8,039	64,872
	RusHydro PJSC, ADR	62,793	62,479

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	RusHydro PJSC, ADR	131,916	$130,762
	Sberbank of Russia PJSC, Sponsored ADR	41,035	561,440
	Severstal PAO, GDR	6,022	100,561
	Severstal PAO, GDR	14,770	247,397
	Tatneft PJSC, Sponsored ADR	6,360	246,509
	Tatneft PJSC, Sponsored ADR	12,429	482,432
	VEON, Ltd., ADR	120,285	193,659
	VTB Bank PJSC, GDR	67,339	61,692
	VTB Bank PJSC, GDR	262,918	242,410
	X5 Retail Group NV, GDR	6,435	226,882
	X5 Retail Group NV, GDR	10,810	382,458
TOTAL RUSSIA			7,956,802
SAUDI ARABIA — (0.6%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	15,158	89,144
	Abdullah Al Othaim Markets Co.	7,195	238,864
	Advanced Petrochemical Co.	17,031	289,697
	Al Babtain Power & Telecommunication Co.	9,527	78,424
	Al Etihad Cooperative Insurance Co.	6,197	41,226
*	Al Hassan Ghazi Ibrahim Shaker Co.	17,471	73,030
	Al Jouf Agricultural Development Co.	5,886	60,013
*	Al Jouf Cement Co.	38,846	117,320
	Al Khaleej Training and Education Co.	8,696	49,774
	Al Rajhi Bank	96,768	1,880,129
*	Al Rajhi Co. for Co-operative Insurance	1,952	45,275
*	Al Yamamah Steel Industries Co.	5,821	52,806
*	AlAbdullatif Industrial Investment Co.	16,986	68,467
	Alandalus Property Co.	5,721	32,743
	Aldrees Petroleum and Transport Services Co.	8,212	142,196
*	Alinma Bank	146,955	639,530
	Almarai Co. JSC	13,933	199,925
	Arab National Bank	13,638	73,792
	Arabian Cement Co.	20,253	244,902
	Arabian Pipes Co.	7,166	38,097
*	Arabian Shield Cooperative Insurance Co.	9,260	68,673
	Arriyadh Development Co.	29,066	140,387
*	Aseer Trading Tourism & Manufacturing Co.	35,189	148,549
*	Astra Industrial Group	19,390	132,676
*	AXA Cooperative Insurance Co.	3,262	30,744
	Bank AlBilad	102,810	759,689
	Bank Al-Jazira	114,358	412,242
*	Basic Chemical Industries, Ltd.	3,936	35,725
	Bawan Co.	13,739	101,180
*	Bupa Arabia for Cooperative Insurance Co.	7,595	236,529
	City Cement Co.	27,332	202,954
*	Co. for Cooperative Insurance (The)	5,317	111,775
	Dallah Healthcare Co.	5,864	85,809
*	Dar Al Arkan Real Estate Development Co.	316,712	725,438
	Dur Hospitality Co.	12,904	100,247
	Eastern Province Cement Co.	17,399	209,666
*	Electrical Industries Co.	8,872	57,228
*	Emaar Economic City	140,611	338,334
*	Etihad Etisalat Co.	104,771	797,786
	Fitaihi Holding Group	10,629	48,454
*	Hail Cement Co.	19,115	87,605
	Herfy Food Services Co.	8,064	125,024
	Jarir Marketing Co.	9,484	441,246
*	Jazan Energy and Development Co.	15,465	79,390
	Leejam Sports Co. JSC	6,450	126,468

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Methanol Chemicals Co.	26,570	$90,020
*	Middle East Paper Co.	12,182	60,787
*	Mobile Telecommunications Co. Saudi Arabia	190,232	695,122
	Mouwasat Medical Services Co.	5,746	220,205
	Najran Cement Co.	45,836	234,171
*	Nama Chemicals Co.	4,594	40,049
*	National Agriculture Development Co. (The)	17,828	136,599
*	National Co., for Glass Manufacturing (The)	7,092	57,068
	National Commercial Bank	114,979	1,321,609
	National Gas & Industrialization Co.	7,898	63,720
	National Gypsum	10,358	77,372
*	National Industrialization Co.	116,236	417,103
	National Medical Care Co.	6,637	92,868
	National Petrochemical Co.	7,526	69,441
	Northern Region Cement Co.	48,534	160,184
	Qassim Cement Co. (The)	12,442	299,059
*	Rabigh Refining & Petrochemical Co.	61,900	230,634
	Riyad Bank	97,497	553,652
	SABIC Agri-Nutrients Co.	11,848	292,602
	Sahara International Petrochemical Co.	104,425	510,786
	Samba Financial Group	50,499	405,227
	Saudi Airlines Catering Co.	8,487	173,587
*	Saudi Arabian Mining Co.	28,845	321,986
	Saudi Automotive Services Co.	10,217	83,772
	Saudi Basic Industries Corp.	38,584	1,053,632
	Saudi Cement Co.	23,641	416,362
*	Saudi Ceramic Co.	8,682	112,196
*	Saudi Chemical Co., Holding.	23,865	218,012
	Saudi Co. For Hardware CJSC	6,054	93,477
	Saudi Electricity Co.	37,749	222,601
	Saudi Industrial Investment Group	13,943	95,570
	Saudi Industrial Services Co.	14,458	137,014
*	Saudi Investment Bank (The)	4,096	17,402
*	Saudi Kayan Petrochemical Co.	119,940	460,134
*	Saudi Marketing Co.	6,069	48,786
*	Saudi Printing & Packaging Co.	11,187	71,708
*	Saudi Public Transport Co.	27,047	126,003
*	Saudi Re for Cooperative Reinsurance Co.	15,086	57,019
*	Saudi Real Estate Co.	17,759	71,133
*	Saudi Research & Marketing Group	9,079	184,103
	Saudi Telecom Co.	33,382	1,005,835
	Saudia Dairy & Foodstuff Co.	4,192	179,098
	Savola Group (The)	29,268	306,742
*	Seera Group Holding	71,283	343,935
	Southern Province Cement Co.	18,767	445,099
*	Tabuk Cement Co.	25,254	126,958
*	Takween Advanced Industries Co.	13,528	48,406
	Umm Al-Qura Cement Co.	12,979	109,381
	United Electronics Co.	9,049	225,052
	United International Transportation Co.	14,529	151,263
	Yamama Cement Co.	7,370	60,737
	Yanbu Cement Co.	23,325	291,484
	Yanbu National Petrochemical Co.	4,572	77,994
*	Zamil Industrial Investment Co.	13,779	76,823
TOTAL SAUDI ARABIA			23,500,754
SINGAPORE — (0.6%)
	Accordia Golf Trust	345,200	5,535
	AEM Holdings, Ltd.	74,800	223,577

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Ascendas India Trust	228,600	$258,156
*	Banyan Tree Holdings, Ltd.	83,400	16,293
#	Best World International, Ltd.	81,000	15,415
	Boustead Projects, Ltd.	3,600	2,731
	Boustead Singapore, Ltd.	164,600	109,708
	Bukit Sembawang Estates, Ltd.	36,100	109,377
#	CapitaLand, Ltd.	161,800	388,911
	Centurion Corp., Ltd.	89,000	24,017
	China Aviation Oil Singapore Corp., Ltd.	111,500	94,646
#	China Sunsine Chemical Holdings, Ltd.	380,200	129,769
	Chip Eng Seng Corp., Ltd.	150,600	48,093
	City Developments, Ltd.	45,900	247,923
	Civmec, Ltd.	80,600	27,312
	ComfortDelGro Corp., Ltd.	481,300	571,103
*	COSCO Shipping International Singapore Co., Ltd.	230,500	46,799
	CSE Global, Ltd.	110,200	39,602
	Dairy Farm International Holdings, Ltd.	37,700	162,254
	DBS Group Holdings, Ltd.	125,512	2,366,811
	Del Monte Pacific, Ltd.	160,100	24,696
	Delfi, Ltd.	61,300	33,744
#*	Ezion Holdings, Ltd.	794,350	4,844
#*	Ezra Holdings, Ltd.	513,230	796
	Far East Orchard, Ltd.	64,900	52,330
#	First Resources, Ltd.	199,600	232,799
	Food Empire Holdings, Ltd.	122,200	66,558
	Fraser and Neave, Ltd.	86,000	92,558
	Frasers Property, Ltd.	112,900	104,112
	Frencken Group, Ltd.	105,200	108,096
	Fu Yu Corp., Ltd.	241,400	48,802
*	Gallant Venture, Ltd.	211,200	21,255
	Genting Singapore, Ltd.	133,800	85,871
*	Geo Energy Resources, Ltd.	295,000	40,869
*	GL, Ltd.	183,200	99,355
	Golden Agri-Resources, Ltd.	2,959,100	402,005
*	Golden Energy & Resources, Ltd.	62,400	7,538
	Great Eastern Holdings, Ltd.	3,900	61,489
	GuocoLand, Ltd.	109,100	128,350
*	Halcyon Agri Corp., Ltd.	27,000	5,995
	Hanwell Holdings, Ltd.	81,500	16,901
	Haw Par Corp., Ltd.	37,700	317,409
	Hi-P International, Ltd.	69,200	103,325
	Ho Bee Land, Ltd.	90,300	161,591
	Hong Fok Corp., Ltd.	181,500	95,019
	Hong Leong Asia, Ltd.	126,800	70,231
	Hong Leong Finance, Ltd.	51,800	94,401
	Hongkong Land Holdings, Ltd.	143,600	662,042
	Hour Glass, Ltd. (The)	17,100	10,266
	Hutchison Port Holdings Trust	2,014,100	411,311
*	Hyflux, Ltd.	178,500	29,777
	iFAST Corp., Ltd.	43,200	178,688
	IGG, Inc.	348,000	451,042
*	Indofood Agri Resources, Ltd.	263,400	59,677
	Japfa, Ltd.	315,700	205,925
	Jardine Cycle & Carriage, Ltd.	29,333	474,311
	k1 Ventures, Ltd.	68,500	0
	Keppel Corp., Ltd.	174,500	655,883
	Keppel Infrastructure Trust	822,451	342,960
	KSH Holdings, Ltd.	61,200	15,782
*	Lian Beng Group, Ltd.	159,300	54,881

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Mandarin Oriental International, Ltd.	6,900	$12,046
	Metro Holdings, Ltd.	220,500	122,857
#*	Midas Holdings, Ltd.	408,200	11,062
*	mm2 Asia, Ltd.	130,000	13,219
	NetLink NBN Trust	139,200	99,860
	NSL, Ltd.	15,200	8,403
	Olam International, Ltd.	130,800	156,150
	OUE, Ltd.	126,500	108,486
	Oversea-Chinese Banking Corp., Ltd.	177,643	1,376,778
	Oxley Holdings, Ltd.	536,051	90,184
	Pacific Century Regional Developments, Ltd.	64,700	15,781
	Pan-United Corp., Ltd.	35,125	8,044
	Penguin International, Ltd.	49,600	24,322
	QAF, Ltd.	107,100	74,042
*	Raffles Education Corp., Ltd.	210,860	20,483
	Raffles Medical Group, Ltd.	111,310	78,085
	Riverstone Holdings, Ltd.	214,600	241,904
*	SATS, Ltd.	132,900	383,641
	SBS Transit, Ltd.	21,100	46,776
	Sembcorp Industries, Ltd.	325,696	402,414
*	Sembcorp Marine, Ltd.	1,835,293	199,165
	Sheng Siong Group, Ltd.	243,300	295,881
	SIA Engineering Co., Ltd.	21,500	30,546
	SIIC Environment Holdings, Ltd.	402,300	54,734
	Sinarmas Land, Ltd.	396,100	65,765
	Sing Holdings, Ltd.	63,900	17,760
*	Singapore Airlines, Ltd.	320,250	987,843
	Singapore Exchange, Ltd.	97,900	727,301
	Singapore Post, Ltd.	108,000	55,930
#	Singapore Press Holdings, Ltd.	600,500	531,323
	Singapore Technologies Engineering, Ltd.	145,600	405,946
	Singapore Telecommunications, Ltd.	436,100	772,571
	Singapore Telecommunications, Ltd.	58,700	104,559
	Stamford Land Corp., Ltd.	26,000	6,733
	StarHub, Ltd.	194,500	186,976
	Straits Trading Co., Ltd.	28,000	46,460
	Sunningdale Tech, Ltd.	80,000	98,019
*	Swiber Holdings, Ltd.	29,250	449
	Tai Sin Electric, Ltd.	50,690	11,606
	Tuan Sing Holdings, Ltd.	255,158	60,097
	UMS Holdings, Ltd.	96,400	93,581
	United Industrial Corp., Ltd.	40,200	70,740
	United Overseas Bank, Ltd.	75,016	1,318,017
	UOB-Kay Hian Holdings, Ltd.	39,029	44,048
	UOL Group, Ltd.	109,800	602,746
	Venture Corp., Ltd.	58,600	870,912
	Vicom, Ltd.	51,600	83,850
	Wilmar International, Ltd.	27,700	109,635
	Wing Tai Holdings, Ltd.	158,700	226,307
	XP Power, Ltd.	236	16,164
	Yangzijiang Shipbuilding Holdings, Ltd.	633,000	467,476
TOTAL SINGAPORE			22,779,193
SOUTH AFRICA — (1.5%)
	Absa Group, Ltd.	209,926	1,574,219
	Adcock Ingram Holdings, Ltd.	30,156	91,002
*	Advtech, Ltd.	244,725	162,153
	AECI, Ltd.	71,115	429,884
	African Rainbow Minerals, Ltd.	49,083	884,730

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Afrimat, Ltd.	25,483	$67,205
	Alexander Forbes Group Holdings, Ltd.	302,000	73,319
	Allied Electronics Corp., Ltd., Class A	58,468	45,251
	Alviva Holdings, Ltd.	68,147	50,943
#	Anglo American Platinum, Ltd.	6,684	664,961
	AngloGold Ashanti, Ltd., Sponsored ADR	82,609	1,938,007
*	Aspen Pharmacare Holdings, Ltd.	91,203	860,969
	Astral Foods, Ltd.	17,948	149,827
	AVI, Ltd.	115,961	577,412
	Balwin Properties, Ltd.	27,791	8,623
#*	Barloworld, Ltd.	115,762	720,483
	Bid Corp., Ltd.	63,143	1,048,543
	Bidvest Group, Ltd. (The)	129,313	1,332,968
#*	Blue Label Telecoms, Ltd.	219,486	66,417
#*	Brait SE	301,387	60,449
*	Capitec Bank Holdings, Ltd.	12,692	1,161,790
	Cashbuild, Ltd.	11,572	217,779
	City Lodge Hotels, Ltd.	201,278	38,749
	Clicks Group, Ltd.	58,060	953,943
	Coronation Fund Managers, Ltd.	70,488	227,079
	Curro Holdings, Ltd.	52,980	38,170
*	DataTec, Ltd.	113,626	184,862
*	Dis-Chem Pharmacies, Ltd.	41,328	60,104
	Discovery, Ltd.	96,065	814,307
	Distell Group Holdings, Ltd.	20,079	123,005
*	EOH Holdings, Ltd.	24,810	14,472
	Exxaro Resources, Ltd.	78,422	778,961
*	Famous Brands, Ltd.	11,468	33,674
	FirstRand, Ltd.	553,331	1,737,876
#*	Foschini Group, Ltd. (The)	153,424	1,035,343
	Gold Fields, Ltd., Sponsored ADR	439,903	4,104,295
*	Grindrod Shipping Holdings, Ltd.	4,404	20,746
	Grindrod, Ltd.	176,161	57,783
*	Harmony Gold Mining Co., Ltd.	107,803	478,169
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	104,321	464,228
	Hudaco Industries, Ltd.	13,071	79,701
	Impala Platinum Holdings, Ltd.	115,148	1,555,022
	Imperial Logistics, Ltd.	107,775	301,551
	Investec, Ltd.	39,260	99,331
	Italtile, Ltd.	83,239	87,832
	JSE, Ltd.	29,228	221,625
*	KAP Industrial Holdings, Ltd.	730,619	177,035
	Kumba Iron Ore, Ltd.	22,799	913,365
	Lewis Group, Ltd.	34,490	61,439
	Liberty Holdings, Ltd.	75,084	303,689
*	Life Healthcare Group Holdings, Ltd.	595,628	760,495
*	Long4Life, Ltd.	280,141	77,810
#*	Massmart Holdings, Ltd.	50,132	133,406
	Merafe Resources, Ltd.	560,795	20,439
*	Metair Investments, Ltd.	86,596	106,975
	MiX Telematics, Ltd.	4,997	2,671
	MiX Telematics, Ltd., Sponsored ADR	5,899	81,937
	Momentum Metropolitan Holdings	459,285	499,513
	Motus Holdings, Ltd.	73,334	297,076
	Mpact, Ltd.	66,696	73,538
	Mr. Price Group, Ltd.	56,056	636,955
	MTN Group, Ltd.	579,632	2,391,303
	MultiChoice Group, Ltd.	130,618	1,112,331
*	Murray & Roberts Holdings, Ltd.	143,603	78,523

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Nampak, Ltd.	106,944	$14,267
	Naspers, Ltd., Class N	6,090	1,408,795
	Nedbank Group, Ltd.	133,517	1,077,352
	NEPI Rockcastle P.L.C.	59,610	360,328
	Netcare, Ltd.	520,640	459,888
	Ninety One, Ltd.	19,630	60,077
*	Northam Platinum, Ltd.	103,329	1,283,698
	Oceana Group, Ltd.	34,784	151,297
	Old Mutual, Ltd.	188,550	161,050
	Old Mutual, Ltd.	826,005	712,102
*	Omnia Holdings, Ltd.	56,465	165,227
	Pepkor Holdings, Ltd.	50,559	49,194
	Pick n Pay Stores, Ltd.	160,555	564,873
*	PPC, Ltd.	699,126	73,360
	PSG Group, Ltd.	44,961	191,266
	PSG Konsult, Ltd.	120,226	73,266
	Raubex Group, Ltd.	88,136	147,032
	Reunert, Ltd.	115,130	289,967
	RFG Holdings, Ltd.	59,205	44,649
*	Royal Bafokeng Platinum, Ltd.	42,113	191,276
	Sanlam, Ltd.	267,067	1,017,618
	Santam, Ltd.	18,728	327,874
*	Sappi, Ltd.	230,248	649,871
*	Sasol, Ltd.	65,150	702,277
*	Sasol, Ltd., Sponsored ADR	42,458	443,262
	Shoprite Holdings, Ltd.	140,551	1,299,014
	Sibanye Stillwater, Ltd.	981,960	3,727,690
	Sibanye Stillwater, Ltd., ADR	17,699	263,191
	SPAR Group, Ltd. (The)	80,382	1,027,854
*	Spur Corp., Ltd.	22,560	24,435
	Standard Bank Group, Ltd.	285,308	2,365,262
#*	Steinhoff International Holdings NV	237,520	32,212
*	Sun International, Ltd.	140,988	122,112
*	Super Group, Ltd.	234,624	366,987
	Telkom SA SOC, Ltd.	129,841	288,098
	Tiger Brands, Ltd.	47,507	624,404
	Transaction Capital, Ltd.	171,469	271,523
	Trencor, Ltd.	86,382	22,739
	Truworths International, Ltd.	149,781	440,035
*	Tsogo Sun Gaming, Ltd.	259,831	85,806
	Vodacom Group, Ltd.	111,782	911,824
*	Wilson Bayly Holmes-Ovcon, Ltd.	29,110	158,124
	Woolworths Holdings, Ltd.	378,783	1,122,228
TOTAL SOUTH AFRICA			57,199,666
SOUTH KOREA — (4.7%)
*	3S Korea Co., Ltd.	5,317	10,483
	ABco Electronics Co., Ltd.	2,040	13,589
*	Able C&C Co., Ltd.	2,668	18,038
	ABOV Semiconductor Co., Ltd.	2,891	37,709
*	Abpro Bio Co., Ltd.	15,343	16,921
*	Actoz Soft Co., Ltd.	235	1,822
	Advanced Process Systems Corp.	2,951	63,970
	Aekyung Industrial Co., Ltd.	1,084	23,631
	Aekyung Petrochemical Co., Ltd.	6,607	50,403
	AfreecaTV Co., Ltd.	2,255	124,186
*	Agabang&Company	14,748	47,527
	Ahn-Gook Pharmaceutical Co., Ltd.	1,612	19,763
	Ahnlab, Inc.	779	57,983

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	AJ Networks Co., Ltd.	6,852	$24,527
*	Ajin Industrial Co., Ltd.	8,820	28,164
	AK Holdings, Inc.	1,125	29,138
*	ALUKO Co., Ltd.	14,094	60,457
	Amorepacific Corp.	1,195	238,189
	AMOREPACIFIC Group	2,720	143,227
*	Amotech Co., Ltd.	1,253	40,061
*	Ananti, Inc.	5,607	38,378
*	Apact Co., Ltd.	3,082	18,088
*	Aprogen KIC, Inc.	35,343	57,292
*	Aprogen pharmaceuticals, Inc.	69,229	70,585
*	APS Holdings Corp.	6,436	41,349
	Asia Cement Co., Ltd.	618	46,902
	ASIA Holdings Co., Ltd.	484	39,316
	Asia Paper Manufacturing Co., Ltd.	2,509	92,193
*	Asiana Airlines, Inc.	3,332	43,924
	Atinum Investment Co., Ltd.	9,263	17,373
	AUK Corp.	11,347	23,857
	Aurora World Corp.	2,350	18,974
	Austem Co., Ltd.	10,996	31,558
	Autech Corp.	2,978	34,293
	Avaco Co., Ltd.	3,317	43,451
	Baiksan Co., Ltd.	5,715	28,770
*	Barunson Entertainment & Arts Corp.	16,881	21,083
	BGF Co., Ltd.	10,500	64,601
	BGF retail Co., Ltd.	1,819	275,786
	BH Co., Ltd.	7,554	147,417
	Binggrae Co., Ltd.	1,628	81,284
	BioSmart Co., Ltd.	1,337	7,372
	Bixolon Co., Ltd.	3,329	13,489
*	Bluecom Co., Ltd.	5,249	20,565
	BNK Financial Group, Inc.	78,969	387,895
	Boditech Med, Inc.	2,829	47,049
	Boryung Pharmaceutical Co., Ltd.	6,186	118,155
*	Brain Contents Co., Ltd.	25,935	26,265
	Bubang Co., Ltd.	8,619	19,089
	Bukwang Pharmaceutical Co., Ltd.	1,997	39,781
	Busan City Gas Co., Ltd.	542	25,981
	BYC Co., Ltd.	49	12,569
*	Byucksan Corp.	18,048	38,585
*	CammSys Corp.	8,383	21,817
*	Capro Corp.	18,659	57,073
	Caregen Co., Ltd.	131	8,197
	Cell Biotech Co., Ltd.	1,192	20,739
*	Celltrion Pharm, Inc.	453	70,777
*	Celltrion, Inc.	2,987	862,235
	Changhae Ethanol Co., Ltd.	1,942	21,825
*	Charm Engineering Co., Ltd.	3,643	5,120
	Cheil Worldwide, Inc.	16,146	277,928
	Chemtronics Co., Ltd.	3,086	79,585
	Chinyang Holdings Corp.	4,663	10,695
	Chong Kun Dang Pharmaceutical Corp.	2,048	335,060
	Chongkundang Holdings Corp.	933	90,122
*	Chorokbaem Media Co., Ltd.	12,105	24,070
	Chosun Refractories Co., Ltd.	607	43,273
	Chungdahm Learning, Inc.	1,652	27,496
*	CJ CGV Co., Ltd.	6,912	165,540
	CJ CheilJedang Corp.	1,914	726,792
	CJ Corp.	7,712	648,840

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CJ ENM Co., Ltd.	3,540	$482,647
	CJ Freshway Corp.	1,953	35,479
*	CJ Logistics Corp.	2,428	364,033
*	CJ Seafood Corp.	3,844	15,576
	CKD Bio Corp.	910	53,866
	Classys, Inc.	4,375	61,319
	Clean & Science Co., Ltd.	2,425	59,077
	CLIO Cosmetics Co., Ltd.	1,113	19,607
*	Cloud Air Co., Ltd.	7,725	12,641
*	CMG Pharmaceutical Co., Ltd.	5,872	26,064
	Com2uSCorp	489	69,776
*	Comtec Systems Co., Ltd.	9,826	12,637
*	Coreana Cosmetics Co., Ltd.	5,061	21,657
	Cosmax BTI, Inc.	1,192	18,056
*	COSMAX NBT, Inc.	1,938	12,999
	Cosmax, Inc.	1,972	180,801
*	Cosmecca Korea Co., Ltd.	1,559	18,866
*	Cosmochemical Co., Ltd.	3,518	38,383
*	Coway Co., Ltd.	6,767	420,261
	Coweaver Co., Ltd.	2,448	21,848
	Cowell Fashion Co., Ltd.	10,020	50,016
	Crown Confectionery Co., Ltd.	2,751	25,933
	CROWNHAITAI Holdings Co., Ltd.	3,919	31,765
	CS Wind Corp.	906	129,201
	Cuckoo Holdings Co., Ltd.	329	28,338
	Cuckoo Homesys Co., Ltd.	1,899	68,110
*	Curo Co., Ltd.	9,884	5,329
	D.I Corp.	8,697	40,552
	Dae Dong Industrial Co., Ltd.	8,532	56,114
	Dae Han Flour Mills Co., Ltd.	267	33,675
	Dae Hyun Co., Ltd.	8,440	14,705
	Dae Won Chemical Co., Ltd.	8,405	12,536
	Dae Won Kang Up Co., Ltd.	14,591	54,414
	Daea TI Co., Ltd.	7,559	36,221
	Daebongls Co., Ltd.	2,132	19,488
	Daechang Co., Ltd.	20,114	26,472
	Daeduck Co., Ltd.	2,930	17,485
	Daeduck Electronics Co., Ltd.	5,064	60,957
*	Daehan New Pharm Co., Ltd.	3,512	36,721
	Daehan Steel Co., Ltd.	6,129	58,666
*	Dae-Il Corp.	998	3,473
*	Daejoo Electronic Materials Co., Ltd.	743	29,264
	Daekyo Co., Ltd.	7,575	24,304
	Daelim B&Co Co., Ltd.	2,743	13,646
	Daelim Construction Co., Ltd.	1,716	53,160
*	Daemyung Sonoseason Co., Ltd.	12,905	14,367
	Daesang Corp.	6,833	159,713
	Daesang Holdings Co., Ltd.	8,332	73,056
	Daesung Holdings Co., Ltd.	1,493	36,831
*	Daesung Industrial Co., Ltd.	7,052	19,615
*	Daewon Media Co., Ltd.	1,500	11,361
	Daewon Pharmaceutical Co., Ltd.	3,431	53,391
	Daewon San Up Co., Ltd.	5,358	26,752
*	Daewoo Engineering & Construction Co., Ltd.	46,261	243,838
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,350	203,976
	Daewoong Co., Ltd.	2,635	109,530
	Daewoong Pharmaceutical Co., Ltd.	133	17,989
	Daihan Pharmaceutical Co., Ltd.	2,113	58,354
	Daishin Securities Co., Ltd.	13,391	145,210

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daiyang Metal Co., Ltd.	6,134	$22,411
*	Danal Co., Ltd.	5,161	19,928
	Danawa Co., Ltd.	1,195	33,699
	Daou Data Corp.	5,188	61,301
	Daou Technology, Inc.	9,243	219,181
*	Dasan Networks, Inc.	3,438	36,725
	Dawonsys Co., Ltd.	1,732	30,535
*	Dayou Plus Co., Ltd.	39,586	28,033
	DB Financial Investment Co., Ltd.	14,665	62,340
	DB HiTek Co., Ltd.	19,108	1,043,338
	DB Insurance Co., Ltd.	24,548	807,012
*	DB, Inc.	34,307	26,192
*	Dentium Co., Ltd.	1,517	62,447
	Deutsch Motors, Inc.	7,502	42,823
*	Development Advance Solution Co., Ltd.	4,645	21,738
	DGB Financial Group, Inc.	68,258	387,819
	DHP Korea Co., Ltd.	2,807	19,400
	DI Dong Il Corp.	660	116,502
	Digital Chosun Co., Ltd.	7,564	17,203
	Digital Daesung Co., Ltd.	6,546	43,553
	Digital Power Communications Co., Ltd.	7,186	70,117
*	DIO Corp.	2,305	78,860
*	DL E&C Co., Ltd.	5,563	554,551
	DL Holdings Co., Ltd	4,437	241,185
	DMS Co., Ltd.	5,594	41,738
	DNF Co., Ltd.	1,532	31,702
	Dohwa Engineering Co., Ltd.	2,214	15,798
	Dong A Eltek Co., Ltd.	3,336	25,440
	Dong Ah Tire & Rubber Co., Ltd.	1,575	13,675
	Dong-A ST Co., Ltd.	876	64,445
	Dong-Ah Geological Engineering Co., Ltd.	4,456	63,616
	Dongbu Corp.	2,681	29,902
	Dongil Industries Co., Ltd.	605	42,385
	Dongjin Semichem Co., Ltd.	16,117	435,754
	DongKook Pharmaceutical Co., Ltd.	5,555	154,190
	Dongkuk Industries Co., Ltd.	18,742	51,770
*	Dongkuk Steel Mill Co., Ltd.	27,545	190,607
	Dongkuk Structures & Construction Co., Ltd.	3,477	20,011
	Dongsuh Cos., Inc.	3,025	83,271
	Dongsung Chemical Co., Ltd.	737	10,500
	DONGSUNG Corp.	8,491	36,899
	Dongsung Finetec Co., Ltd.	1,660	15,933
	Dongwha Pharm Co., Ltd.	1,545	20,802
	Dongwon Development Co., Ltd.	24,409	105,001
	Dongwon F&B Co., Ltd.	498	79,165
	Dongwon Industries Co., Ltd.	849	182,767
	Dongwon Systems Corp.	2,464	98,839
	Dongyang E&P, Inc.	2,542	44,807
*	Dongyang Steel Pipe Co., Ltd.	20,607	21,695
	Doosan Bobcat, Inc.	16,661	449,060
	Doosan Co., Ltd.	3,050	139,804
*	Doosan Fuel Cell Co., Ltd.	11,530	572,517
*	Doosan Heavy Industries & Construction Co., Ltd.	80,380	839,810
#*	Doosan Infracore Co., Ltd.	48,437	352,166
	DoubleUGames Co., Ltd.	3,082	171,068
	Douzone Bizon Co., Ltd.	5,418	482,688
*	DSK Co., Ltd.	1,748	11,007
	DTR Automotive Corp.	1,827	42,514
*	Duk San Neolux Co., Ltd.	948	28,322

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Duksung Co., Ltd.	2,830	$16,461
	DY Corp.	6,599	30,748
	DY POWER Corp.	2,787	28,902
	E1 Corp.	816	28,456
*	Easy Bio, Inc.	15,765	94,002
	Easy Holdings Co., Ltd.	13,163	49,022
	EBEST Investment & Securities Co., Ltd.	9,868	57,882
	Echo Marketing, Inc.	3,042	74,989
	Ecopro Co., Ltd.	2,520	131,118
	e-Credible Co., Ltd.	909	17,902
*	Ehwa Technologies Information Co., Ltd.	164,130	23,665
	Elentec Co., Ltd.	4,988	33,297
	E-MART, Inc.	5,749	842,192
*	EM-Tech Co., Ltd.	2,205	24,116
	ENF Technology Co., Ltd.	4,799	194,311
	Eo Technics Co., Ltd.	464	40,837
	Estechpharma Co., Ltd.	1,768	18,190
	Eugene Corp.	21,899	90,596
	Eugene Investment & Securities Co., Ltd.	37,902	128,265
*	Eusu Holdings Co., Ltd.	5,910	27,587
*	E-World	4,605	13,098
*	Exax, Inc.	7,736	9,378
	Ezwel Co., Ltd.	2,550	24,158
	F&F Co., Ltd.	1,924	175,962
	Farmsco	9,033	67,367
	FarmStory Co., Ltd.	29,121	35,047
	Fila Holdings Corp.	14,259	543,915
	Fine Semitech Corp.	5,935	147,111
	Foosung Co., Ltd.	6,835	72,661
	Gabia, Inc.	1,782	21,269
*	Gamevil, Inc.	1,143	36,708
	Gaon Cable Co., Ltd.	1,018	18,866
	Gemvaxlink Co., Ltd.	21,178	26,894
*	Genie Music Corp.	1,314	5,290
	Global Standard Technology Co., Ltd.	1,378	22,901
	GMB Korea Corp.	3,121	23,950
	GOLFZON Co., Ltd.	1,071	62,106
	Golfzon Newdin Holdings Co., Ltd.	8,068	39,068
	Grand Korea Leisure Co., Ltd.	4,717	64,533
	Green Cross Cell Corp.	495	20,580
	Green Cross Corp.	620	232,885
	Green Cross Holdings Corp.	2,491	97,358
	GS Engineering & Construction Corp.	19,090	650,085
*	GS Global Corp.	25,862	56,440
	GS Holdings Corp.	20,440	663,306
	GS Home Shopping, Inc.	932	113,490
	GS Retail Co., Ltd.	9,986	309,650
	Gwangju Shinsegae Co., Ltd.	369	49,951
*	GY Commerce Co., Ltd.	4,452	1,679
	HAESUNG DS Co., Ltd.	3,675	111,768
	Haesung Industrial Co., Ltd.	1,792	18,339
	Haimarrow Food Service Co., Ltd.	9,267	27,972
	Haitai Confectionery & Foods Co., Ltd.	1,576	11,592
*	Halla Corp.	15,710	73,069
	Halla Holdings Corp.	3,614	142,156
	Han Kuk Carbon Co., Ltd.	6,920	72,479
	Hana Financial Group, Inc.	48,169	1,404,339
	Hana Micron, Inc.	9,900	94,369
	Hana Pharm Co., Ltd.	561	11,814

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hana Tour Service, Inc.	555	$28,745
*	Hanall Biopharma Co., Ltd.	1,578	45,014
	HanChang Paper Co., Ltd.	12,050	24,095
*	Hancom MDS, Inc.	1,135	15,391
*	Hancom, Inc.	4,132	63,048
	Handok, Inc.	2,498	63,203
	Handsome Co., Ltd.	4,070	113,095
	Hanil Holdings Co., Ltd.	2,270	21,152
	Hanil Hyundai Cement Co., Ltd.	369	11,977
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,269	39,346
	Hanjin Kal Corp.	186	10,134
	Hanjin Transportation Co., Ltd.	3,824	149,265
	Hankook Shell Oil Co., Ltd.	239	52,260
	Hankook Tire & Technology Co., Ltd.	25,389	930,747
	Hanmi Pharm Co., Ltd.	231	78,706
	Hanmi Science Co., Ltd.	500	35,905
	Hanmi Semiconductor Co., Ltd.	5,477	92,103
	HanmiGlobal Co., Ltd.	1,679	14,768
	Hanon Systems	21,775	323,985
*	Hans Biomed Corp.	730	7,191
	Hansae Co., Ltd.	1,193	16,810
	Hansae Yes24 Holdings Co., Ltd.	4,792	28,978
	Hanshin Construction	4,822	78,431
	Hanshin Machinery Co.	7,006	9,972
	Hansol Chemical Co., Ltd.	2,668	457,831
*	Hansol Holdings Co., Ltd.	13,497	42,119
*	Hansol HomeDeco Co., Ltd.	16,336	27,874
	Hansol Paper Co., Ltd.	11,693	135,504
*	Hansol Technics Co., Ltd.	10,714	95,923
	Hanssem Co., Ltd.	596	50,421
*	Hanwha Aerospace Co., Ltd.	9,918	360,379
	Hanwha Corp.	7,365	210,973
*	Hanwha General Insurance Co., Ltd.	35,527	107,214
*	Hanwha Investment & Securities Co., Ltd.	57,776	134,903
	Hanwha Life Insurance Co., Ltd.	100,853	240,094
	Hanwha Solutions Corp.	17,472	777,330
	Hanyang Eng Co., Ltd.	4,895	78,130
	Hanyang Securities Co., Ltd.	4,400	36,352
*	Harim Co., Ltd.	15,284	37,312
	Harim Holdings Co., Ltd.	17,304	124,616
	HB Technology Co., Ltd.	6,750	13,501
	HDC Holdings Co., Ltd.	1	6
	HDC Hyundai Engineering Plastics Co., Ltd.	4,188	24,109
*	Heung-A Shipping Co., Ltd.	31,939	1,381
*	Heungkuk Fire & Marine Insurance Co., Ltd.	30,824	87,182
	HIMS Co., Ltd.	1,730	19,868
	Hite Jinro Co., Ltd.	3,735	106,209
	Hitejinro Holdings Co., Ltd.	5,594	73,586
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	41,837
*	HLB, Inc.	1,312	105,419
	HLscience Co., Ltd.	680	25,029
*	HMM Co., Ltd	14,297	174,577
*	HNT Electronics Co., Ltd.	9,956	3,204
*	Homecast Co., Ltd.	5,319	12,379
	Hotel Shilla Co., Ltd.	2,916	211,562
	HS Industries Co., Ltd.	26,890	162,568
	HS R&A Co., Ltd.	19,658	43,775
*	HSD Engine Co., Ltd.	4,327	27,320
	Huchems Fine Chemical Corp.	3,651	69,653

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hugel, Inc.	303	$53,033
*	Humax Co., Ltd.	1	4
	Humedix Co., Ltd.	763	14,038
*	Huneed Technologies	3,729	20,325
	Huons Co., Ltd.	2,194	108,099
	Huons Global Co., Ltd.	2,297	54,294
	Huvis Corp.	5,615	38,437
	Huvitz Co., Ltd.	2,773	17,826
	Hwa Shin Co., Ltd.	11,960	48,507
	Hwacheon Machine Tool Co., Ltd.	773	21,774
	Hwail Pharm Co., Ltd.	1,480	16,856
	Hwangkum Steel & Technology Co., Ltd.	3,708	26,429
	Hwaseung Enterprise Co., Ltd.	4,866	56,142
	HwaSung Industrial Co., Ltd.	3,868	39,161
	Hy-Lok Corp.	2,141	26,985
*	Hyosung Advanced Materials Corp.	1,225	246,451
	Hyosung Chemical Corp.	872	128,438
	Hyosung Corp.	1,727	114,169
	Hyosung TNC Co., Ltd.	1,183	315,173
	Hyundai Bioland Co., Ltd.	1,295	24,939
*	Hyundai Bioscience Co., Ltd.	1,480	29,847
	Hyundai BNG Steel Co., Ltd.	4,399	84,453
*	Hyundai Construction Equipment Co., Ltd.	5,034	151,783
	Hyundai Corp Holdings, Inc.	2,677	24,633
	Hyundai Corp.	3,245	45,582
	Hyundai Department Store Co., Ltd.	4,872	340,545
*	Hyundai Electric & Energy System Co., Ltd.	5,670	84,628
	Hyundai Elevator Co., Ltd.	3,810	144,013
	Hyundai Engineering & Construction Co., Ltd.	13,615	489,124
	Hyundai Futurenet Co., Ltd.	19,724	62,521
	Hyundai Glovis Co., Ltd.	6,371	1,080,407
	Hyundai Greenfood Co., Ltd.	25,790	201,775
	Hyundai Heavy Industries Holdings Co., Ltd.	1,925	404,507
	Hyundai Home Shopping Network Corp.	2,773	195,541
	Hyundai Livart Furniture Co., Ltd.	5,250	75,972
	Hyundai Marine & Fire Insurance Co., Ltd.	34,740	616,317
	Hyundai Mipo Dockyard Co., Ltd.	9,112	350,735
	Hyundai Mobis Co., Ltd.	4,327	1,226,224
	Hyundai Motor Co.	9,035	1,842,158
	Hyundai Motor Securities Co., Ltd.	8,272	91,855
*	Hyundai Pharmaceutical Co., Ltd.	2,593	15,895
*	Hyundai Rotem Co., Ltd.	4,390	75,155
	Hyundai Steel Co.	26,302	910,019
	Hyundai Telecommunication Co., Ltd.	3,896	28,526
	Hyundai Wia Corp.	7,420	599,788
	HyVision System, Inc.	1,431	17,325
	ICD Co., Ltd.	3,937	58,594
	IDIS Holdings Co., Ltd.	2,459	28,303
*	IHQ, Inc.	30,632	45,085
*	Il Dong Pharmaceutical Co., Ltd.	1,280	21,079
*	Iljin Electric Co., Ltd.	4,435	12,984
	Iljin Holdings Co., Ltd.	11,581	56,748
	Iljin Materials Co., Ltd.	1,238	78,688
	Ilshin Spinning Co., Ltd.	489	36,442
	Ilsung Pharmaceuticals Co., Ltd.	145	10,339
	Ilyang Pharmaceutical Co., Ltd.	980	44,549
	iMarketKorea, Inc.	6,839	50,722
	InBody Co., Ltd.	2,830	46,896
*	Industrial Bank of Korea	55,902	390,809

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	INITECH Co., Ltd.	3,505	$14,711
	Innocean Worldwide, Inc.	1,034	59,114
	InnoWireless, Inc.	675	31,889
*	Innox Advanced Materials Co., Ltd.	1,478	58,890
*	Insun ENT Co., Ltd.	3,661	38,049
	Intelligent Digital Integrated Security Co., Ltd.	481	12,410
*	Interflex Co., Ltd.	2,858	36,367
	Interojo Co., Ltd.	2,322	41,592
	Interpark Corp.	22,058	74,436
	INTOPS Co., Ltd.	5,178	132,570
	INZI Display Co., Ltd.	5,664	18,649
*	Iones Co., Ltd.	3,514	18,510
	IS Dongseo Co., Ltd.	6,257	299,921
	i-SENS, Inc.	1,688	37,836
	ISU Chemical Co., Ltd.	3,121	37,880
	IsuPetasys Co., Ltd.	780	2,346
	It's Hanbul Co., Ltd.	1,087	27,380
*	Jahwa Electronics Co., Ltd.	3,674	68,178
	JASTECH, Ltd.	1,642	11,138
*	Jayjun Cosmetic Co., Ltd.	7,176	14,636
	JB Financial Group Co., Ltd.	68,101	315,289
*	Jcontentree Corp.	1,184	42,480
*	Jeju Semiconductor Corp.	6,082	28,076
*	Jejuair Co., Ltd.	960	16,973
	Jinro Distillers Co., Ltd.	496	13,457
	Jinsung T.E.C.	6,512	62,197
	JLS Co., Ltd.	2,834	15,210
*	JNK Heaters Co., Ltd.	4,478	35,692
	Jusung Engineering Co., Ltd.	5,820	49,082
	JVM Co., Ltd.	366	10,757
	JW Holdings Corp.	2,801	12,850
	JW Life Science Corp.	3,481	67,963
	JW Pharmaceutical Corp.	627	17,152
	JYP Entertainment Corp.	10,173	295,581
*	Kakao Corp.	513	201,530
*	Kanglim Co., Ltd.	6,120	9,196
	Kangnam Jevisco Co., Ltd.	1,448	26,678
	Kangwon Land, Inc.	5,689	119,569
	KAON Media Co., Ltd.	3,954	27,104
*	KB Financial Group, Inc.	42,708	1,541,983
	KC Co., Ltd.	3,354	81,783
	KC Green Holdings Co., Ltd.	5,906	26,634
	KC Tech Co., Ltd.	2,444	57,447
	KCC Corp.	1,374	243,460
	KCC Engineering & Construction Co., Ltd.	3,099	24,173
*	KCC Glass Corp.	3,384	108,828
*	KEC Corp.	14,505	35,945
	KEPCO Engineering & Construction Co., Inc.	1,021	15,526
	KEPCO Plant Service & Engineering Co., Ltd.	3,807	92,118
	Keyang Electric Machinery Co., Ltd.	8,517	32,350
*	KEYEAST Co., Ltd.	4,910	70,539
	KG Eco Technology Service Co., Ltd.	4,319	23,214
	Kginicis Co., Ltd.	4,395	70,072
	KGMobilians Co., Ltd.	4,597	37,058
*	KH Vatec Co., Ltd.	1,405	21,566
	Kia Motors Corp.	35,762	2,620,930
	KINX, Inc.	620	46,699
	KISCO Corp.	6,754	46,924
	KISCO Holdings Co., Ltd.	3,626	46,309

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KISWIRE, Ltd.	2,991	$37,639
*	Kiwi Media Group Co., Ltd.	35,862	3,607
	KIWOOM Securities Co., Ltd.	3,341	420,351
*	KMW Co., Ltd.	2,169	148,945
	Kocom Co., Ltd.	2,542	15,685
	Koentec Co., Ltd.	5,183	39,548
	Koh Young Technology, Inc.	1,088	104,177
	Kolmar BNH Co., Ltd.	3,110	135,557
	Kolmar Korea Co., Ltd.	1,416	65,038
	Kolmar Korea Holdings Co., Ltd.	2,620	62,731
	Kolon Corp.	2,068	37,215
	Kolon Global Corp.	2,247	36,067
	Kolon Industries, Inc.	8,158	297,659
	Kolon Plastic, Inc.	1,808	8,149
	KoMiCo, Ltd.	1,570	75,457
	Korea Aerospace Industries, Ltd.	8,473	235,063
#	Korea Alcohol Industrial Co., Ltd.	4,299	47,872
	Korea Asset In Trust Co., Ltd.	32,495	111,336
	Korea Cast Iron Pipe Industries Co., Ltd.	2,701	19,946
*	Korea Circuit Co., Ltd.	4,852	62,575
*	Korea District Heating Corp.	936	31,462
*	Korea Electric Power Corp.	12,674	258,611
	Korea Electric Terminal Co., Ltd.	1,644	110,515
	Korea Export Packaging Industrial Co., Ltd.	855	17,839
	Korea Gas Corp.	5,196	144,073
	Korea Investment Holdings Co., Ltd.	13,070	948,263
*	Korea Line Corp.	53,180	161,333
	Korea Petrochemical Ind Co., Ltd.	1,452	366,872
	Korea Real Estate Investment & Trust Co., Ltd.	89,541	156,535
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,018	420,319
	Korea United Pharm, Inc.	846	36,905
	Korea Zinc Co., Ltd.	982	354,330
*	Korean Air Lines Co., Ltd.	32,770	838,966
	Korean Reinsurance Co.	30,368	201,878
	Kortek Corp.	4,073	34,524
	KPX Chemical Co., Ltd.	807	37,483
	KRTnet Corp.	7,492	29,666
	KSS LINE, Ltd.	6,720	64,491
*	KT Corp., Sponsored ADR	2,500	26,300
*	KT Corp.	2,588	55,234
*	KT Hitel Co., Ltd.	4,017	27,255
	KT Skylife Co., Ltd.	13,595	103,453
	KT Submarine Co., Ltd.	4,890	22,540
*	KT&G Corp.	13,803	987,557
	KTB Investment & Securities Co., Ltd.	22,459	69,003
	KTCS Corp.	8,939	17,951
	Ktis Corp.	7,637	18,149
	Kukbo Design Co., Ltd.	1,117	18,448
	Kukdo Chemical Co., Ltd.	1,153	48,765
	Kumho Industrial Co., Ltd.	5,409	40,677
	Kumho Petrochemical Co., Ltd.	8,905	1,956,117
*	Kumho Tire Co., Inc.	25,262	85,182
	Kumkang Kind Co., Ltd.	6,650	30,392
	Kwang Dong Pharmaceutical Co., Ltd.	11,146	92,319
	Kwang Myung Electric Co., Ltd.	8,801	15,806
	Kyeryong Construction Industrial Co., Ltd.	3,546	96,846
	Kyobo Securities Co., Ltd.	7,247	46,691
	Kyongbo Pharmaceutical Co., Ltd.	2,380	30,519
	Kyung Dong Navien Co., Ltd.	1,287	55,323

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyungbang Co., Ltd.	5,808	$65,059
	KyungDong City Gas Co., Ltd.	710	11,310
	Kyungdong Pharm Co., Ltd.	2,620	22,194
	Kyung-In Synthetic Corp.	5,514	34,563
	LB Semicon, Inc.	13,039	158,338
	Leadcorp, Inc. (The)	7,183	38,725
	LEENO Industrial, Inc.	2,474	337,774
*	Leenos Corp.	5,667	5,752
	LF Corp.	8,861	113,748
	LG Chem, Ltd.	962	784,658
	LG Corp.	13,786	1,219,049
*	LG Display Co., Ltd., ADR	7,000	67,620
*	LG Display Co., Ltd.	69,894	1,358,665
	LG Electronics, Inc.	46,957	6,410,731
	LG Hausys, Ltd.	2,888	197,763
	LG HelloVision Co., Ltd.	18,251	71,602
	LG Household & Health Care, Ltd.	705	981,404
	LG Innotek Co., Ltd.	5,382	957,224
	LG International Corp.	14,844	349,578
	LG Uplus Corp.	102,528	1,093,773
	LIG Nex1 Co., Ltd.	2,825	93,668
	LMS Co., Ltd.	1,405	13,916
*	Lock & Lock Co., Ltd.	4,679	48,199
*	LOT Vacuum Co., Ltd.	2,233	33,673
	Lotte Chemical Corp.	1,794	417,222
	Lotte Chilsung Beverage Co., Ltd.	1,425	147,870
	Lotte Confectionery Co., Ltd.	504	47,058
	Lotte Corp.	5,392	156,306
	LOTTE Fine Chemical Co., Ltd.	7,901	383,181
	Lotte Food Co., Ltd.	170	51,551
	LOTTE Himart Co., Ltd.	4,537	159,298
*	Lotte Non-Life Insurance Co., Ltd.	18,622	28,926
	Lotte Shopping Co., Ltd.	3,430	322,965
	LS Cable & System Asia, Ltd.	2,218	14,445
	LS Corp.	3,677	210,631
	LS Electric Co., Ltd.	5,025	274,841
*	Lumens Co., Ltd.	13,126	30,789
*	Lutronic Corp.	2,412	21,414
*	LVMC Holdings	22,015	84,205
	Macquarie Korea Infrastructure Fund	35,514	341,037
	Maeil Dairies Co., Ltd.	1,216	76,858
	Maeil Holdings Co., Ltd.	3,729	29,162
	Mando Corp.	8,012	493,112
*	Maniker Co., Ltd.	38,370	23,430
	Mcnex Co., Ltd.	7,768	360,613
*	ME2ON Co., Ltd.	7,916	48,878
	Mediana Co., Ltd.	1,128	13,798
*	Medipost Co., Ltd.	780	28,866
	Medy-Tox, Inc.	780	84,598
	MegaStudy Co., Ltd.	3,852	36,685
	MegaStudyEdu Co., Ltd.	5,139	190,166
	Meritz Financial Group, Inc.	13,458	114,737
	Meritz Fire & Marine Insurance Co., Ltd.	29,045	410,453
	Meritz Securities Co., Ltd.	107,207	337,226
	Mi Chang Oil Industrial Co., Ltd.	191	10,813
	MiCo, Ltd.	14,070	193,939
	Minwise Co., Ltd.	2,233	35,399
	Mirae Asset Daewoo Co., Ltd.	62,791	531,799
	Mirae Asset Life Insurance Co., Ltd.	44,124	144,139

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Commercial Co., Ltd.	265	$31,153
	Miwon Specialty Chemical Co., Ltd.	850	79,381
	MK Electron Co., Ltd.	6,706	62,024
*	MNTech Co., Ltd.	7,262	23,649
	Modetour Network, Inc.	1,405	28,397
	Moorim P&P Co., Ltd.	9,257	40,294
	Moorim Paper Co., Ltd.	10,458	25,484
	Motonic Corp.	2,447	28,533
	Mr Blue Corp.	3,539	32,736
	MS Autotech Co., Ltd.	5,769	44,225
*	Muhak Co., Ltd.	6,177	38,212
	Multicampus Co., Ltd.	681	19,095
	Nam Hwa Construction Co., Ltd.	881	9,133
	Namhae Chemical Corp.	8,559	65,553
*	Namsun Aluminum Co., Ltd.	2,629	10,354
	Namyang Dairy Products Co., Ltd.	154	39,433
*	NanoenTek, Inc.	2,240	16,733
	Nasmedia Co., Ltd.	1,093	29,956
*	Naturecell Co., Ltd.	4,091	32,458
	NAVER Corp.	2,103	641,691
	NCSoft Corp.	531	449,890
	NeoPharm Co., Ltd.	1,610	44,419
*	Neowiz	2,740	57,937
	Neowiz Holdings Corp.	1,733	25,192
	NEPES Corp.	4,262	165,877
*	Netmarble Corp.	462	54,117
*	New Power Plasma Co., Ltd.	5,200	27,906
	Nexen Corp.	11,324	44,861
	Nexen Tire Corp.	18,390	102,279
*	Next Science Co., Ltd	2,155	9,412
	NH Investment & Securities Co., Ltd.	25,468	250,932
*	NHN Corp.	1,965	122,382
	NHN KCP Corp.	4,122	215,066
	NICE Holdings Co., Ltd.	9,644	152,044
	Nice Information & Telecommunication, Inc.	3,138	77,284
	NICE Information Service Co., Ltd.	13,197	250,880
	NICE Total Cash Management Co., Ltd.	8,267	38,771
*	NK Co., Ltd.	23,922	27,396
	Nong Shim Holdings Co., Ltd.	1,008	66,545
	Nong Woo Bio Co., Ltd.	4,537	50,606
	NongShim Co., Ltd.	823	207,428
	Noroo Holdings Co., Ltd.	946	8,901
	NOROO Paint & Coatings Co., Ltd.	2,394	18,955
	NPC	3,679	11,771
	NS Shopping Co., Ltd.	4,103	44,205
	Nuri Telecom Co., Ltd.	2,417	19,429
*	OCI Co., Ltd.	6,964	612,431
	Opto Device Technology Co., Ltd.	4,785	22,666
	OptoElectronics Solutions Co., Ltd.	1,454	64,931
	OPTRON-TEC, Inc.	7,896	81,337
	Orion Corp.	660	70,734
	Orion Holdings Corp.	10,473	125,402
*	Osstem Implant Co., Ltd.	3,792	232,535
*	Osung Advanced Materials Co., Ltd.	8,492	32,352
	Ottogi Corp.	65	32,543
	Paik Kwang Industrial Co., Ltd.	8,901	31,484
*	Pan Ocean Co., Ltd.	91,797	373,295
	Pan-Pacific Co., Ltd.	10,094	17,343
	Paradise Co., Ltd.	9,127	128,881

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Partron Co., Ltd.	14,316	$143,907
*	Paru Co., Ltd.	4,569	10,152
*	Pearl Abyss Corp.	1,357	381,625
	Pharma Research Products Co., Ltd.	626	34,349
*	Pharmicell Co., Ltd.	3,390	43,242
*	PI Advanced Materials Co., Ltd.	4,953	174,194
*	PNE Solution Co., Ltd.	1,805	34,797
*	Pobis TNC Co., Ltd.	21,844	19,001
	Poongsan Corp.	9,909	251,623
	Poongsan Holdings Corp.	2,022	72,680
	POSCO, Sponsored ADR	8,667	474,865
	POSCO	5,988	1,314,401
	POSCO Chemical Co., Ltd.	1,349	161,517
	Posco ICT Co., Ltd.	13,262	91,409
	Posco International Corp.	26,084	384,863
	Posco M-Tech Co., Ltd.	8,384	35,432
	Power Logics Co., Ltd.	10,381	82,352
	Protec Co., Ltd.	659	21,585
	PSK, Inc.	2,521	83,680
	Pulmuone Co., Ltd.	7,670	113,212
	Pungkuk Alcohol Industry Co., Ltd.	731	13,472
	Pyeong Hwa Automotive Co., Ltd.	4,745	46,296
*	Redrover Co., Ltd.	7,782	2,387
	Reyon Pharmaceutical Co., Ltd.	620	10,610
	RFHIC Corp.	897	35,070
	S&S Tech Corp.	2,268	76,476
	S&T Dynamics Co., Ltd.	5,786	33,430
	S&T Holdings Co., Ltd.	3,716	51,796
	S&T Motiv Co., Ltd.	4,395	283,356
*	S.Y. Co., Ltd.	4,807	16,432
	S-1 Corp.	4,169	300,512
	Sajo Industries Co., Ltd.	1,127	32,802
	Sajodaerim Corp.	2,063	28,667
	Sam Chun Dang Pharm Co., Ltd.	913	48,815
*	SAM KANG M&T Co., Ltd.	1,860	30,916
	Sam Young Electronics Co., Ltd.	5,658	51,290
	Sam Yung Trading Co., Ltd.	3,582	43,481
	Sambo Corrugated Board Co., Ltd.	727	7,264
*	Sambo Motors Co., Ltd.	5,206	32,458
*	Sambon Electronics Co., Ltd.	15,024	17,642
	Samchully Co., Ltd.	644	48,149
*	Samchuly Bicycle Co., Ltd.	2,503	18,474
	Samho Development Co., Ltd.	8,173	31,710
	SAMHWA Paints Industrial Co., Ltd.	2,439	23,628
	Samick Musical Instruments Co., Ltd.	18,322	23,619
	Samji Electronics Co., Ltd.	3,286	41,885
	Samjin LND Co., Ltd.	8,627	28,708
	Samjin Pharmaceutical Co., Ltd.	4,150	90,364
*	Samkee Corp.	9,415	39,205
	Sammok S-Form Co., Ltd.	3,450	32,691
	SAMPYO Cement Co., Ltd.	17,261	62,731
*	Samsung Biologics Co., Ltd.	144	101,951
	Samsung C&T Corp.	6,559	760,052
	Samsung Card Co., Ltd.	7,651	202,841
	Samsung Electro-Mechanics Co., Ltd.	8,574	1,559,510
	Samsung Electronics Co., Ltd.	661,530	48,362,451
*	Samsung Engineering Co., Ltd.	42,242	465,930
	Samsung Fire & Marine Insurance Co., Ltd.	5,751	863,288
*	Samsung Heavy Industries Co., Ltd.	70,247	389,688

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Life Insurance Co., Ltd.	10,891	$686,607
*	Samsung Pharmaceutical Co., Ltd.	6,199	43,665
	Samsung Publishing Co., Ltd.	1,330	26,749
	Samsung SDI Co., Ltd.	743	485,402
	Samsung SDS Co., Ltd.	1,616	281,403
	Samsung Securities Co., Ltd.	17,973	606,083
	SAMT Co., Ltd.	23,178	52,070
	Samwha Capacitor Co., Ltd.	3,391	226,114
	Samyang Corp.	1,345	74,794
	Samyang Foods Co., Ltd.	1,333	108,385
	Samyang Holdings Corp.	1,645	127,940
	Samyang Tongsang Co., Ltd.	608	33,343
	Sangsangin Co., Ltd.	15,541	92,357
	Sangsin Energy Display Precision Co., Ltd.	2,886	36,743
	SaraminHR Co., Ltd.	2,179	50,611
	SAVEZONE I&C Corp.	7,852	21,987
*	SBS Media Holdings Co., Ltd.	14,920	25,019
*	SBW	106,312	60,228
*	S-Connect Co., Ltd.	9,219	15,648
*	SDN Co., Ltd.	6,167	18,186
	Seah Besteel Corp.	6,421	70,211
	SeAH Steel Corp.	668	54,768
	SeAH Steel Holdings Corp.	745	30,404
	Sebang Co., Ltd.	5,642	71,592
	Sebang Global Battery Co., Ltd.	3,462	314,245
	Seegene, Inc.	4,205	613,474
	Sejong Industrial Co., Ltd.	5,251	43,195
*	Sejong Telecom, Inc.	135,194	66,252
	Sekonix Co., Ltd.	4,279	34,268
	S-Energy Co., Ltd.	3,217	20,068
	Seobu T&D	13,665	95,887
	Seohan Co., Ltd.	37,879	49,098
	Seojin System Co., Ltd.	2,108	77,769
	Seoul Semiconductor Co., Ltd.	10,202	178,100
	SEOWONINTECH Co., Ltd.	3,132	23,502
	Seoyon Co., Ltd.	5,803	39,343
	Seoyon E-Hwa Co., Ltd.	6,608	42,031
*	Sewon Cellontech Co., Ltd.	6,708	16,824
	SEWOONMEDICAL Co., Ltd.	3,757	21,879
	SFA Engineering Corp.	6,220	209,698
*	SFA Semicon Co., Ltd.	20,791	127,764
*	SG Corp.	32,481	20,544
	SGC e Tec E&C Co., Ltd.	660	29,797
	SGC Energy Co., Ltd.	3,854	124,616
*	SH Energy & Chemical Co., Ltd.	26,194	20,502
*	Shin Poong Pharmaceutical Co., Ltd.	491	35,350
	Shindaeyang Paper Co., Ltd.	852	47,748
*	Shinhan Financial Group Co., Ltd.	55,193	1,513,633
*	Shinhan Financial Group Co., Ltd., ADR	2,400	66,408
	Shinil Electronics Co., Ltd.	16,283	28,058
	Shinsegae Engineering & Construction Co., Ltd.	1,276	50,919
	Shinsegae Food Co., Ltd.	604	34,910
	Shinsegae International, Inc.	326	50,021
	Shinsegae, Inc.	2,377	496,581
*	Shinsung Tongsang Co., Ltd.	23,223	30,157
	Shinwha Intertek Corp.	10,450	32,511
*	Shinwon Corp.	22,158	28,596
	Shinyoung Securities Co., Ltd.	2,250	107,478
	SHOWBOX Corp.	11,923	39,160

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Signetics Corp.	17,051	$19,902
	SIGONG TECH Co., Ltd.	2,357	11,694
	Silicon Works Co., Ltd.	1,734	105,205
	Silla Co., Ltd.	3,447	30,180
	SIMMTECH Co., Ltd.	13,854	267,409
	SIMPAC, Inc.	9,536	22,908
	Sindoh Co., Ltd.	2,160	50,076
	SK Chemicals Co., Ltd.	579	216,504
	SK D&D Co., Ltd.	1,460	53,321
	SK Discovery Co., Ltd.	3,610	204,640
	SK Gas, Ltd.	1,661	143,241
	SK Holdings Co., Ltd.	4,029	1,119,582
	SK Hynix, Inc.	79,671	8,698,520
	SK Innovation Co., Ltd.	6,591	1,645,411
	SK Materials Co., Ltd.	1,223	336,185
	SK Networks Co., Ltd.	72,535	334,581
	SK Securities Co., Ltd.	195,298	146,658
	SK Telecom Co., Ltd.	1,600	348,962
	SKC Co., Ltd.	3,097	334,400
	SL Corp.	5,505	121,334
*	SM Entertainment Co., Ltd.	2,671	73,079
*	S-MAC Co., Ltd.	15,582	20,838
*	SMEC Co., Ltd.	5,759	9,295
*	SNU Precision Co., Ltd.	3,896	13,569
	S-Oil Corp.	2,276	138,891
*	Solborn, Inc.	4,032	18,196
*	Solus Advanced Materials Co., Ltd.	5,623	235,235
	Songwon Industrial Co., Ltd.	7,973	108,011
	Soulbrain Co., Ltd.	1,008	241,242
	Soulbrain Holdings Co., Ltd.	2,987	117,344
	SPC Samlip Co., Ltd.	717	44,767
	SPG Co., Ltd.	5,210	40,396
	Spigen Korea Co., Ltd.	885	49,514
	Ssangyong Cement Industrial Co., Ltd.	45,960	264,666
	Suheung Co., Ltd.	1,837	81,602
	Sun Kwang Co., Ltd.	1,942	49,529
*	SundayToz Corp.	801	16,021
	Sung Kwang Bend Co., Ltd.	9,320	59,791
*	Sungchang Enterprise Holdings, Ltd.	23,155	48,285
	Sungdo Engineering & Construction Co., Ltd.	5,057	25,164
	Sungshin Cement Co., Ltd.	6,391	43,738
	Sungwoo Hitech Co., Ltd.	18,816	123,993
	Sunjin Co., Ltd.	4,911	64,829
*	Suprema, Inc.	529	13,614
*	Synopex, Inc.	12,318	43,307
	Systems Technology, Inc.	1,656	26,518
	Tae Kyung Industrial Co., Ltd.	6,193	29,650
	Taekwang Industrial Co., Ltd.	162	121,349
*	Taewoong Co., Ltd.	5,246	61,849
	Taeyoung Engineering & Construction Co., Ltd.	10,872	116,609
	Taeyung BK Co Ltd	5,855	22,453
*	Taihan Electric Wire Co., Ltd.	11,757	11,601
*	Taihan Fiberoptics Co., Ltd.	9,307	32,685
*	Taihan Textile Co., Ltd.	1,039	36,752
*	Tailim Packaging Co., Ltd.	6,595	32,948
	TechWing, Inc.	4,186	83,545
*	Telcon RF Pharmaceutical, Inc.	5,754	25,491
	TES Co., Ltd.	1,400	35,909
*	Theragen Etex Co., Ltd.	7,865	56,546

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Thinkware Systems Corp.	2,160	$33,292
*	TK Chemical Corp.	10,111	22,783
	TK Corp.	8,187	51,189
	Tokai Carbon Korea Co., Ltd.	1,461	185,982
	Tongyang Life Insurance Co., Ltd.	18,908	61,846
	Tongyang, Inc.	65,030	69,681
	Top Engineering Co., Ltd.	3,089	26,876
	Toptec Co., Ltd.	4,568	48,312
	Tovis Co., Ltd.	5,714	37,840
	TS Corp.	2,480	44,016
*	Tuksu Construction Co., Ltd.	4,579	29,884
*	TY Holdings Co., Ltd.	10,482	222,129
	Ubiquoss, Inc.	1,332	25,926
	UIL Co., Ltd.	4,913	16,790
	Uju Electronics Co., Ltd.	1,734	61,682
	Uni-Chem Co., Ltd.	14,391	18,562
	Unick Corp.	2,721	21,428
	Unid Co., Ltd.	2,127	96,640
	Union Semiconductor Equipment & Materials Co., Ltd.	6,126	67,712
	Uniquest Corp.	3,608	42,983
	Value Added Technology Co., Ltd.	2,552	55,795
*	Viatron Technologies, Inc.	3,044	30,013
	Vieworks Co., Ltd.	1,617	46,687
	Visang Education, Inc.	2,929	16,749
	Vitzrocell Co., Ltd.	1,842	25,051
*	Vivien Corp.	2,130	8,448
*	VT GMP Co., Ltd.	4,452	32,879
*	W Holding Co., Ltd.	36,772	9,650
*	Webzen, Inc.	2,491	77,666
	Wemade Co., Ltd.	967	32,581
	Whanin Pharmaceutical Co., Ltd.	3,091	50,424
*	WillBes & Co. (The)	10,683	13,922
	Winix, Inc.	1,651	33,532
*	Winpac, Inc.	11,956	24,360
	WiSoL Co., Ltd.	11,563	152,717
*	WIZIT Co., Ltd.	16,810	19,405
*	Wonik Holdings Co., Ltd.	19,365	116,207
*	WONIK IPS Co., Ltd.	1,374	58,512
	Wonik Materials Co., Ltd.	2,336	72,743
*	Wonik QnC Corp.	1,340	23,752
	Woojin, Inc.	3,421	11,703
	Woori Financial Capital Co., Ltd.	1,326	12,710
*	Woori Financial Group, Inc.	114,005	896,984
*	Woori Investment Bank Co., Ltd.	75,439	35,027
*	Woori Technology, Inc.	10,028	9,873
*	Wooridul Pharmaceutical, Ltd.	2,862	23,795
	Woorison F&G Co., Ltd.	11,019	20,181
	Woory Industrial Co., Ltd.	2,626	65,409
*	Woosu AMS Co., Ltd.	1,007	6,775
	WooSung Feed Co., Ltd.	6,316	17,288
*	Woowon Development Co., Ltd.	4,128	22,044
	Y G-1 Co., Ltd.	3,966	20,173
	YAS Co., Ltd.	821	9,828
*	Y-entec Co., Ltd.	1,858	22,116
*	YG Entertainment, Inc.	1,090	44,215
*	YMC Co., Ltd.	1,408	10,987
	Yonwoo Co., Ltd.	1,289	28,448
	Yoosung Enterprise Co., Ltd.	3,387	9,042
	Youlchon Chemical Co., Ltd.	2,627	52,297

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Young Poong Corp.	243	$111,734
	Young Poong Precision Corp.	5,214	37,157
*	Youngone Corp.	8,569	270,450
	Youngone Holdings Co., Ltd.	1,902	64,722
*	Yuanta Securities Korea Co., Ltd.	54,168	144,810
	Yuhan Corp.	4,247	249,109
*	Yungjin Pharmaceutical Co., Ltd.	4,287	25,735
*	Yuyang DNU Co., Ltd.	23,863	4,880
	Zeus Co., Ltd.	1,235	29,672
TOTAL SOUTH KOREA			176,076,557
SPAIN — (1.3%)
	Acciona SA	14,249	2,135,515
	Acerinox SA	47,638	528,944
	ACS Actividades de Construccion y Servicios SA	45,666	1,423,136
*	Aena SME SA	8,581	1,323,333
	Alantra Partners SA	733	11,698
	Almirall SA	7,157	97,992
	Amadeus IT Group SA	18,460	1,178,546
*	Amper SA	289,548	65,670
*	Applus Services SA	40,308	403,150
*	Atresmedia Corp. de Medios de Comunicacion SA	40,947	162,580
*	Azkoyen SA	6,948	43,267
	Banco Bilbao Vizcaya Argentaria SA	481,436	2,196,653
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	121,718
	Banco de Sabadell SA	2,610,769	1,140,245
*	Banco Santander SA	1,085,622	3,168,825
*	Banco Santander SA	112,382	315,233
	Bankia SA	478,295	819,790
	Bankinter SA	184,374	1,034,877
	Befesa SA	982	65,166
	CaixaBank SA	448,653	1,132,173
	Cellnex Telecom SA	6,070	355,604
	Cia de Distribucion Integral Logista Holdings SA	24,479	460,510
	CIE Automotive SA	19,308	507,435
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	279,364
	Ebro Foods SA	24,428	532,631
*	eDreams ODIGEO SA	19,877	90,091
	Elecnor SA	10,479	130,770
	Enagas SA	75,631	1,666,194
*	Ence Energia y Celulosa SA	51,136	201,342
	Endesa SA	37,612	961,258
	Ercros SA	55,534	144,020
	Euskaltel SA	38,038	408,800
	Faes Farma SA	125,609	559,921
	Ferrovial SA	11,832	283,658
	Fluidra SA	13,851	333,179
	Fomento de Construcciones y Contratas SA	16,634	177,488
	Global Dominion Access SA	61,555	282,884
	Grifols SA	15,694	461,994
	Grupo Catalana Occidente SA	12,112	411,505
	Grupo Empresarial San Jose SA	5,388	27,735
	Iberdrola SA	559,782	7,578,991
	Iberdrola SA	7,997	108,546
*	Indra Sistemas SA	57,644	507,559
	Industria de Diseno Textil SA	74,806	2,218,610
	Laboratorios Farmaceuticos Rovi SA	1,221	60,110
*	Liberbank SA	886,100	226,417
	Mapfre SA	267,145	490,272

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Mediaset Espana Comunicacion SA	89,514	$460,142
*	Melia Hotels International SA	48,424	316,670
	Miquel y Costas & Miquel SA	12,924	215,845
	Naturgy Energy Group SA	71,603	1,849,853
#*	Obrascon Huarte Lain SA	47,065	30,262
#	Pharma Mar SA	3,529	448,506
*	Promotora de Informaciones SA, Class A	69,984	85,824
	Prosegur Cia de Seguridad SA	114,510	317,526
*	Quabit Inmobiliaria SA	42,123	18,031
*	Realia Business SA	44,100	35,064
	Red Electrica Corp. SA	58,838	1,117,209
	Repsol SA	201,199	1,976,518
	Sacyr SA	145,021	317,544
	Siemens Gamesa Renewable Energy SA	9,784	401,376
*	Solaria Energia y Medio Ambiente SA	11,078	285,048
*	Solarpack Corp. Tecnologica SA	753	19,006
*	Talgo SA	16,592	76,624
*	Tecnicas Reunidas SA	8,714	114,437
#	Telefonica SA, Sponsored ADR	7,126	30,927
	Telefonica SA	440,250	1,899,632
*	Tubacex SA	32,678	52,394
*	Unicaja Banco SA	407,078	280,499
	Vidrala SA	9,192	1,010,111
	Viscofan SA	23,792	1,680,049
*	Vocento SA	5,805	7,281
	Zardoya Otis SA	55,531	365,432
TOTAL SPAIN			50,247,209
SWEDEN — (2.2%)
	AAK AB	9,365	183,046
	AcadeMedia AB	40,463	371,113
*	Adapteo Oyj	19,462	203,194
	AddLife AB, Class B	16,692	291,466
*	AddNode Group AB	7,440	234,712
	AddTech AB, Class B	86,084	1,141,202
*	AF Poyry AB	25,821	706,337
*	Alfa Laval AB	44,913	1,177,024
	Alimak Group AB	11,144	184,827
*	Annehem Fastigheter AB, Class B	21,357	76,418
*	Arise AB	2,960	17,523
	Arjo AB, Class B	82,144	610,116
	Assa Abloy AB, Class B	23,784	588,221
	Atlas Copco AB, Class A	43,228	2,345,263
	Atlas Copco AB, Class B	25,121	1,176,166
	Atrium Ljungberg AB, Class B	12,573	241,858
*	Attendo AB	43,919	245,770
	Avanza Bank Holding AB	32,635	889,262
	Axfood AB	17,325	416,366
	Beijer Alma AB	17,589	283,943
*	Beijer Electronics Group AB	9,101	46,375
	Beijer Ref AB	17,626	731,163
	Bergman & Beving AB	10,482	125,178
	Besqab AB	1,464	23,260
	Betsson AB	52,606	494,369
*	Bilia AB, Class A	44,791	555,393
	BillerudKorsnas AB	66,064	1,180,577
	BioGaia AB, Class B	5,910	328,232
*	Biotage AB	11,182	188,502
	Boliden AB	42,720	1,399,798

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Bonava AB, Class B	38,700	$408,978
	Bravida Holding AB	31,771	382,256
*	Bufab AB	14,774	332,868
*	Bulten AB	5,345	55,131
	Bure Equity AB	25,410	845,036
*	Byggmax Group AB	33,815	222,983
	Castellum AB	19,879	476,924
	Catena AB	5,700	265,440
*	Cavotec SA	12,443	31,273
*	CDON AB	1,514	95,301
*	Clas Ohlson AB, Class B	10,924	99,295
	Cloetta AB, Class B	103,165	295,443
*	Collector AB	4,634	12,080
*	Coor Service Management Holding AB	6,606	45,142
	Corem Property Group AB, Class B	7,129	15,964
	Dios Fastigheter AB	27,940	239,103
*	Dometic Group AB	78,050	1,077,216
*	Doro AB	6,889	38,008
*	Duni AB	13,942	170,184
	Dustin Group AB	28,097	266,355
	Eastnine AB	6,403	92,580
*	Elanders AB, Class B	2,784	47,374
	Electrolux AB, Class B	71,713	1,752,007
*	Electrolux Professional AB, Class B	71,713	390,583
	Elekta AB, Class B	33,319	478,745
*	Eltel AB	29,981	81,836
*	Enea AB	5,103	145,911
	Epiroc AB, Class A	48,649	932,061
	Epiroc AB, Class B	30,082	516,336
	Essity AB, Class A	2,277	73,841
	Essity AB, Class B	48,104	1,536,481
#	Evolution Gaming Group AB	12,068	1,174,372
	eWork Group AB	2,020	21,470
	Fabege AB	25,874	385,563
*	Fagerhult AB	18,220	109,856
#*	Fastighets AB Balder, Class B	6,995	349,571
	FastPartner AB, Class A	7,965	83,423
#*	Fingerprint Cards AB, Class B	33,245	77,361
	Getinge AB, Class B	28,116	725,231
*	Granges AB	32,723	375,693
*	Haldex AB	18,099	107,887
	Heba Fastighets AB, Class B	3,227	40,882
#*	Hennes & Mauritz AB, Class B	73,463	1,570,592
	Hexagon AB, Class B	4,005	349,020
	Hexpol AB	81,515	890,874
*	HMS Networks AB	3,451	111,884
#*	Hoist Finance AB	27,317	112,746
	Holmen AB, Class B	13,019	596,002
	Hufvudstaden AB, Class A	16,447	251,203
*	Humana AB	5,141	36,283
	Husqvarna AB, Class A	4,692	58,824
	Husqvarna AB, Class B	75,873	938,745
#	ICA Gruppen AB	13,136	658,436
*	Indutrade AB	56,052	1,148,757
#*	International Petroleum Corp.	24,508	58,455
	Intrum AB	17,623	479,078
*	Inwido AB	29,409	400,605
*	ITAB Shop Concept AB, Class B	6,100	15,508
	JM AB	21,144	737,976

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Kindred Group P.L.C.	70,894	$850,092
	Klovern AB, Class B	157,948	261,672
*	KNOW IT AB	12,257	411,830
	Kungsleden AB	42,802	437,660
	Lagercrantz Group AB, Class B	58,890	507,300
	Lifco AB, Class B	4,400	403,915
	Lindab International AB	33,771	720,331
	Loomis AB	47,522	1,215,746
	Lundin Energy AB	16,381	444,958
*	Mekonomen AB	18,686	209,580
#*	Millicom International Cellular SA	25,021	933,828
#*	Modern Times Group MTG AB, Class B	28,211	427,545
*	Momentum Group AB, Class B	11,880	206,540
	Mycronic AB	12,054	337,894
	NCC AB, Class B	21,254	355,958
*	Nederman Holding AB	851	13,714
#*	Nelly Group AB	4,542	19,001
*	New Wave Group AB, Class B	25,425	175,664
	Nibe Industrier AB, Class B	8,037	268,270
*	Nobia AB	70,790	550,593
*	Nobina AB	51,787	412,175
*	Nolato AB, Class B	6,962	644,366
*	Nordic Entertainment Group AB, Class B	16,556	864,248
*	Nordic Waterproofing Holding AB	11,053	198,013
	NP3 Fastigheter AB	8,033	120,542
*	Nyfosa AB	41,855	404,417
*	OEM International AB, Class B	1,210	44,949
*	Pandox AB	28,379	426,131
*	Peab AB, Class B	106,789	1,189,498
	Platzer Fastigheter Holding AB, Class B	7,438	87,444
	Pricer AB, Class B	45,518	201,507
	Proact IT Group AB	5,567	186,377
#*	Qliro AB	4,541	26,819
	Ratos AB, Class B	103,114	474,126
*	RaySearch Laboratories AB	6,442	66,767
*	Recipharm AB, Class B	32,886	905,619
*	Resurs Holding AB	53,508	289,983
*	Rottneros AB	37,562	38,426
*	Saab AB, Class B	22,869	640,096
	Sagax AB, Class B	5,373	106,102
#	Samhallsbyggnadsbolaget i Norden AB	209,426	685,862
*	Sandvik AB	25,508	635,279
#*	SAS AB	1,329,180	268,114
*	Scandi Standard AB	26,009	210,666
*	Scandic Hotels Group AB	35,127	130,673
	Sectra AB, Class B	6,510	554,158
	Securitas AB, Class B	68,998	1,063,163
*	Semcon AB	7,306	75,047
*	Sensys Gatso Group AB	93,608	15,762
*	Sinch AB	358	52,563
*	Skandinaviska Enskilda Banken AB, Class A	105,129	1,143,749
	Skanska AB, Class B	81,113	2,095,964
#	SKF AB, Class A	2,558	70,220
	SKF AB, Class B	54,623	1,495,008
#*	SkiStar AB	14,757	215,613
*	SSAB AB, Class A	2,266	9,738
#*	SSAB AB, Class A	76,315	325,740
*	SSAB AB, Class B	12,844	49,407
#*	SSAB AB, Class B	169,859	653,442

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Svenska Cellulosa AB SCA, Class A	4,431	$79,112
*	Svenska Cellulosa AB SCA, Class B	75,617	1,331,983
*	Svenska Handelsbanken AB, Class A	98,924	986,173
*	Svenska Handelsbanken AB, Class B	1,473	16,815
	Sweco AB, Class B	22,845	380,626
#*	Swedbank AB, Class A	58,607	1,102,735
	Swedish Match AB	9,222	711,134
*	Swedish Orphan Biovitrum AB	19,173	362,012
*	Systemair AB	3,698	115,919
	Tele2 AB, Class B	31,373	432,979
	Telefonaktiebolaget LM Ericsson, Class A	2,589	36,224
	Telefonaktiebolaget LM Ericsson, Class B	106,340	1,338,974
	Telia Co. AB	251,519	1,102,228
*	Thule Group AB	16,794	622,754
*	Trelleborg AB, Class B	28,963	655,065
	Troax Group AB	14,558	339,183
*	VBG Group AB, Class B	736	14,706
*	Vitrolife AB	5,310	140,340
*	Volvo AB, Class A	37,610	930,231
*	Volvo AB, Class B	272,897	6,723,809
	Wallenstam AB, Class B	24,992	380,510
	Wihlborgs Fastigheter AB	21,726	446,165
TOTAL SWEDEN			83,825,247
SWITZERLAND — (5.0%)
	ABB, Ltd.	98,262	2,898,375
	Adecco Group AG	41,898	2,617,172
*	Alcon, Inc.	52,251	3,746,948
	Allreal Holding AG	5,690	1,239,511
	ALSO Holding AG	2,341	628,390
*	ams AG	64,780	1,620,329
*	APG SGA SA	491	103,752
*	Arbonia AG	23,817	379,569
*	Aryzta AG	440,450	387,006
*	Ascom Holding AG	13,667	233,757
*	Autoneum Holding AG	1,342	240,506
	Bachem Holding AG, Class B	653	260,851
	Baloise Holding AG	12,833	2,149,034
	Banque Cantonale de Geneve	767	133,327
	Banque Cantonale Vaudoise	8,308	879,087
	Barry Callebaut AG	517	1,146,540
#*	Basilea Pharmaceutica AG	566	32,379
	Belimo Holding AG	61	470,088
	Bell Food Group AG	922	252,740
	Bellevue Group AG	3,363	131,559
	Berner Kantonalbank AG	1,941	483,669
	BKW AG	4,217	481,693
#	Bobst Group SA	2,840	203,779
	Bossard Holding AG, Class A	3,940	903,569
	Bucher Industries AG	2,792	1,321,049
	Burckhardt Compression Holding AG	883	305,064
	Burkhalter Holding AG	1,875	134,576
*	Calida Holding AG	2,268	87,785
*	Carlo Gavazzi Holding AG	249	50,638
	Cembra Money Bank AG	9,320	1,012,591
	Chocoladefabriken Lindt & Spruengli AG	11	1,023,362
#	Cicor Technologies, Ltd.	1,175	61,944
	Cie Financiere Richemont SA	29,911	2,778,254
	Cie Financiere Tradition SA	926	115,144

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Clariant AG	80,561	$1,711,597
	Coltene Holding AG	2,199	236,231
	Comet Holding AG	98	22,386
	Conzzeta AG	651	831,814
	Credit Suisse Group AG	172,760	2,266,190
	Credit Suisse Group AG, Sponsored ADR	96,272	1,256,352
	Daetwyler Holding AG	2,283	655,525
	DKSH Holding AG	15,090	1,213,622
	dormakaba Holding AG	982	588,551
*	Dottikon Es Holding AG	650	140,836
*	Dufry AG	19,805	1,064,829
	EFG International AG	45,769	316,311
	Emmi AG	776	806,808
	EMS-Chemie Holding AG	500	471,600
*	Feintool International Holding AG	1,181	70,089
*	Fenix Outdoor International AG	1,057	136,687
*	Flughafen Zurich AG	7,710	1,270,400
	Forbo Holding AG	375	638,496
	Galenica AG	3,960	261,578
#*	GAM Holding AG	86,789	205,813
	Geberit AG	5,062	3,098,282
	Georg Fischer AG	1,751	2,187,228
	Givaudan SA	314	1,265,034
	Gurit Holding AG	219	643,601
	Helvetia Holding AG	15,359	1,538,457
*	Hiag Immobilien Holding AG	1,172	136,078
*	HOCHDORF Holding AG	378	26,118
	Huber & Suhner AG	6,604	543,970
	Implenia AG	8,365	233,984
*	Ina Invest Holding AG	1,673	34,334
	Inficon Holding AG	699	757,969
	Interroll Holding AG	231	760,520
	Intershop Holding AG	364	244,941
	Investis Holding SA	981	96,821
*	IWG P.L.C.	307,958	1,316,263
	Julius Baer Group, Ltd.	58,912	3,564,487
*	Jungfraubahn Holding AG	732	112,993
	Kardex Holding AG	3,616	801,163
*	Komax Holding AG	1,351	345,649
#	Kudelski SA	13,192	75,017
	Kuehne + Nagel International AG	6,968	1,585,610
	LafargeHolcim, Ltd.	61,423	3,321,491
	LafargeHolcim, Ltd.	6,741	363,629
	Landis & Gyr Group AG	4,908	361,585
*	Lastminute.com NV	1,562	40,450
	LEM Holding SA	135	276,103
	Liechtensteinische Landesbank AG	5,570	318,431
#	Logitech International SA	19,841	2,081,718
	Lonza Group AG	4,033	2,575,875
	Luzerner Kantonalbank AG	1,367	609,970
*	Meier Tobler Group AG	2,640	38,687
	Metall Zug AG	79	142,631
*	Meyer Burger Technology AG	70,281	27,459
*	Mikron Holding AG	2,756	18,248
	Mobilezone Holding AG	16,695	178,835
	Mobimo Holding AG	2,487	783,302
	Nestle SA	285,492	32,002,675
	Novartis AG, Sponsored ADR	20,738	1,876,167
	Novartis AG	100,236	9,075,879

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	OC Oerlikon Corp. AG	82,861	$851,627
#*	Orascom Development Holding AG	4,127	46,592
	Orior AG	2,610	212,124
	Partners Group Holding AG	2,148	2,536,340
	Phoenix Mecano AG	286	151,153
	Plazza AG, Class A	322	111,987
	PSP Swiss Property AG	9,078	1,161,427
	Rieter Holding AG	1,440	148,339
	Roche Holding AG	2,616	921,684
	Roche Holding AG	58,789	20,288,776
	Romande Energie Holding SA	61	80,802
	Schaffner Holding AG	112	24,002
	Schindler Holding AG	2,452	645,016
#	Schweiter Technologies AG	520	899,232
*	Sensirion Holding AG	338	22,117
	SFS Group AG	5,236	661,672
	SGS SA	757	2,295,977
	Siegfried Holding AG	1,662	1,202,144
*	Siemens Energy AG	12,655	467,647
	SIG Combibloc Group AG	52,974	1,257,330
	Sika AG	19,260	5,240,872
*	Sonova Holding AG	4,942	1,192,203
	St Galler Kantonalbank AG	1,249	572,713
	Straumann Holding AG	303	335,854
	Sulzer AG	7,639	822,937
	Swatch Group AG (The)	6,411	1,846,696
	Swatch Group AG (The)	11,930	671,821
	Swiss Life Holding AG	4,240	1,933,249
	Swiss Prime Site AG	25,105	2,440,000
	Swiss Re AG	37,106	3,271,329
#*	Swiss Steel Holding AG	255,787	73,548
	Swisscom AG	5,434	2,957,609
	Swissquote Group Holding SA	3,796	412,315
	Temenos AG	15,969	2,016,436
	Thurgauer Kantonalbank	389	44,526
#*	Tornos Holding AG	3,541	20,714
	TX Group AG	1,055	84,019
	u-blox Holding AG	3,181	250,135
	UBS Group AG	228,043	3,286,972
	Valiant Holding AG	5,043	482,416
*	Valora Holding AG	1,777	339,859
	Varia US Properties AG	573	24,426
	VAT Group AG	3,851	1,069,189
	Vaudoise Assurances Holding SA	417	216,556
*	Vetropack Holding AG	4,850	320,403
	Vifor Pharma AG	10,885	1,478,163
	Vontobel Holding AG	11,746	949,011
	VP Bank AG	1,789	221,046
	VZ Holding AG	3,945	332,818
*	V-ZUG Holding AG	790	79,223
	Walliser Kantonalbank	123	13,809
	Warteck Invest AG	23	60,196
#	Ypsomed Holding AG	1,038	175,431
	Zehnder Group AG	4,844	354,317
	Zueblin Immobilien Holding AG	454	13,072
	Zug Estates Holding AG, Class B	34	73,886
	Zuger Kantonalbank AG	25	181,861
	Zurich Insurance Group AG	8,820	3,526,647
TOTAL SWITZERLAND			187,513,671

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (5.0%)
	ABC Taiwan Electronics Corp.	35,544	$29,907
	Ability Enterprise Co., Ltd.	123,988	63,711
*	Ability Opto-Electronics Technology Co., Ltd.	29,083	46,830
	AcBel Polytech, Inc.	63,000	63,225
	Accton Technology Corp.	119,000	1,142,295
#	Acer, Inc.	710,000	683,720
	ACES Electronic Co., Ltd.	37,000	53,211
	Acter Group Corp., Ltd.	29,735	198,979
	Action Electronics Co., Ltd.	63,000	23,438
	Actron Technology Corp.	18,642	74,940
	A-DATA Technology Co., Ltd.	89,000	219,277
	Addcn Technology Co., Ltd.	4,000	30,278
	Advanced Ceramic X Corp.	8,000	129,369
	Advanced International Multitech Co., Ltd.	60,000	89,740
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	21,379	10,428
*	Advanced Optoelectronic Technology, Inc.	31,000	33,198
	Advancetek Enterprise Co., Ltd.	96,571	58,434
	Advantech Co., Ltd.	27,055	333,619
	Aerospace Industrial Development Corp.	150,000	145,196
*	AGV Products Corp.	227,875	66,715
	Airtac International Group	6,229	221,623
	Alchip Technologies, Ltd.	22,000	645,740
*	ALI Corp.	44,901	41,000
	Allied Circuit Co., Ltd.	13,000	51,020
	Allis Electric Co., Ltd.	36,072	30,242
	Alltek Technology Corp.	21,000	16,541
	Alltop Technology Co., Ltd.	23,000	81,243
	Alpha Networks, Inc.	133,072	163,970
#	Altek Corp.	121,000	152,619
	Amazing Microelectronic Corp.	21,114	73,865
#*	Ambassador Hotel (The)	109,000	113,134
	Ampire Co., Ltd.	28,000	20,541
*	AmTRAN Technology Co., Ltd.	359,000	142,544
	Anpec Electronics Corp.	10,799	30,517
	Apac Opto Electronics, Inc.	10,000	9,665
	Apacer Technology, Inc.	35,750	48,754
	APAQ Technology Co., Ltd.	17,267	31,578
	APCB, Inc.	64,000	47,804
	Apex Biotechnology Corp.	32,000	25,161
	Apex International Co., Ltd.	53,550	131,277
	Apex Science & Engineering	70,000	29,681
	Arcadyan Technology Corp.	43,540	143,133
	Ardentec Corp.	268,990	397,532
	Argosy Research, Inc.	23,714	100,858
#	ASE Technology Holding Co., Ltd., ADR	8,500	56,610
	ASE Technology Holding Co., Ltd.	688,931	2,268,589
	Asia Cement Corp.	329,000	469,568
	Asia Electronic Material Co., Ltd.	26,000	19,234
	Asia Optical Co., Inc.	63,000	165,410
*	Asia Pacific Telecom Co., Ltd.	685,581	232,633
*	Asia Plastic Recycling Holding, Ltd.	96,159	27,497
	Asia Polymer Corp.	167,960	112,732
	Asia Vital Components Co., Ltd.	107,000	250,937
	ASMedia Technology, Inc.	1,260	85,219
	ASPEED Technology, Inc.	5,000	354,361
	Asustek Computer, Inc.	97,000	991,204
	Aten International Co., Ltd.	33,000	98,834
*	AU Optronics Corp.	2,250,000	1,183,135
	Audix Corp.	34,000	54,602

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	AURAS Technology Co., Ltd.	28,000	$210,585
	Aurora Corp.	14,100	43,236
	Avalue Technology, Inc.	20,000	36,788
	AVY Precision Technology, Inc.	46,062	41,726
	Axiomtek Co., Ltd.	10,000	18,309
	Bank of Kaohsiung Co., Ltd.	230,810	78,969
	Baolong International Co., Ltd.	21,000	11,271
	Basso Industry Corp.	40,000	59,927
	BenQ Materials Corp.	46,000	47,923
	BES Engineering Corp.	618,000	183,556
	Bin Chuan Enterprise Co., Ltd.	22,000	21,401
*	Biostar Microtech International Corp.	38,000	21,137
	Bioteque Corp.	15,000	66,889
#	Bizlink Holding, Inc.	48,488	535,213
	Bright Led Electronics Corp.	41,000	22,080
	Brighton-Best International Taiwan, Inc.	98,423	89,844
	C Sun Manufacturing, Ltd.	58,000	82,852
*	Cameo Communications, Inc.	106,000	30,934
	Capital Futures Corp.	46,628	61,966
#	Capital Securities Corp.	894,680	427,108
	Career Technology MFG. Co., Ltd.	45,250	52,252
	Carnival Industrial Corp.	90,999	34,265
	Caswell, Inc.	10,000	43,095
	Catcher Technology Co., Ltd.	128,000	902,603
	Cathay Financial Holding Co., Ltd.	631,653	898,470
	Cathay Real Estate Development Co., Ltd.	296,000	197,159
	Cayman Engley Industrial Co., Ltd.	10,654	40,173
	Celxpert Energy Corp.	32,000	55,345
	Central Reinsurance Co., Ltd.	59,850	45,301
	Chailease Holding Co., Ltd.	183,367	1,013,500
*	Chain Chon Industrial Co., Ltd.	47,000	28,769
	ChainQui Construction Development Co., Ltd.	29,594	17,572
*	Champion Building Materials Co., Ltd.	118,000	32,408
	Chang Hwa Commercial Bank, Ltd.	817,334	482,617
	Chang Wah Electromaterials, Inc.	116,000	124,126
	Chang Wah Technology Co., Ltd.	30,000	66,050
	Channel Well Technology Co., Ltd.	48,000	72,634
	Chant Sincere Co., Ltd.	19,000	27,158
	Charoen Pokphand Enterprise	70,000	176,777
	CHC Healthcare Group	34,000	42,244
	CHC Resources Corp.	33,000	52,492
	Chen Full International Co., Ltd.	38,000	52,207
	Chenbro Micom Co., Ltd.	23,000	64,026
*	Cheng Fwa Industrial Co., Ltd.	36,000	13,394
	Cheng Loong Corp.	271,000	277,857
*	Cheng Mei Materials Technology Corp.	197,000	77,679
	Cheng Shin Rubber Industry Co., Ltd.	380,000	540,979
#	Cheng Uei Precision Industry Co., Ltd.	175,000	279,370
	Chenming Electronic Technology Corp.	32,000	15,193
	Chia Chang Co., Ltd.	40,000	51,985
#	Chia Hsin Cement Corp.	215,000	126,524
	Chian Hsing Forging Industrial Co., Ltd.	16,000	27,579
	Chicony Electronics Co., Ltd.	257,773	794,895
	Chicony Power Technology Co., Ltd.	54,481	135,976
	Chieftek Precision Co., Ltd.	15,500	61,963
	Chien Kuo Construction Co., Ltd.	87,200	37,768
	Chilisin Electronics Corp.	95,674	343,907
*	China Airlines, Ltd.	1,491,000	583,891
	China Bills Finance Corp.	341,000	178,182

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Chemical & Pharmaceutical Co., Ltd.	124,000	$96,401
	China Development Financial Holding Corp.	1,644,000	522,971
	China Electric Manufacturing Corp.	91,530	40,773
	China Fineblanking Technology Co., Ltd.	16,685	26,729
	China General Plastics Corp.	61,549	50,463
	China Glaze Co., Ltd.	48,000	17,886
	China Life Insurance Co., Ltd.	960,205	777,613
*	China Man-Made Fiber Corp.	609,482	180,323
	China Metal Products	121,000	128,491
*	China Motor Corp.	105,200	174,138
	China Petrochemical Development Corp.	1,478,450	487,441
	China Steel Chemical Corp.	35,000	125,958
	China Steel Corp.	1,978,000	1,619,433
	China Steel Structure Co., Ltd.	45,000	45,667
	China Wire & Cable Co., Ltd.	31,000	28,408
	Chinese Maritime Transport, Ltd.	33,000	34,939
	Ching Feng Home Fashions Co., Ltd.	58,000	53,708
#	Chin-Poon Industrial Co., Ltd.	184,000	215,387
	Chipbond Technology Corp.	196,000	482,311
	ChipMOS Techinologies, Inc.	281,133	337,147
	Chlitina Holding, Ltd.	20,000	148,278
	Chong Hong Construction Co., Ltd.	64,100	180,644
	Chroma ATE, Inc.	38,000	255,331
	Chun Yuan Steel Industry Co., Ltd.	185,000	77,173
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	189,442
*	Chung Hung Steel Corp.	339,000	163,933
*	Chung Hwa Pulp Corp.	171,228	60,617
	Chunghwa Precision Test Tech Co., Ltd.	2,000	63,071
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,400	131,580
	Chunghwa Telecom Co., Ltd.	133,000	513,338
	Chyang Sheng Dyeing & Finishing Co., Ltd.	54,000	24,056
	Cleanaway Co., Ltd.	32,000	181,605
	Clevo Co.	215,000	224,619
	CMC Magnetics Corp.	586,712	171,926
	Compal Electronics, Inc.	1,172,000	896,438
	Compeq Manufacturing Co., Ltd.	524,000	792,361
	Compucase Enterprise	13,000	18,196
	Concord Securities Co., Ltd.	227,424	107,022
	Concraft Holding Co., Ltd.	15,889	42,558
	Continental Holdings Corp.	179,000	121,473
	Contrel Technology Co., Ltd.	49,000	26,061
	Coremax Corp.	18,109	38,478
	Coretronic Corp.	199,000	273,574
	Co-Tech Development Corp.	90,552	166,505
	Cowealth Medical Holding Co., Ltd.	18,480	19,663
	Creative Sensor, Inc.	35,000	23,466
#*	CSBC Corp. Taiwan	54,000	46,252
	CTBC Financial Holding Co., Ltd.	1,729,563	1,171,706
	CTCI Corp.	206,000	257,101
	Cub Elecparts, Inc.	7,081	45,782
	CviLux Corp.	28,360	33,090
	Cyberlink Corp.	23,000	84,288
	CyberPower Systems, Inc.	17,000	48,188
	CyberTAN Technology, Inc.	149,000	93,324
	Cypress Technology Co., Ltd.	20,062	36,576
	DA CIN Construction Co., Ltd.	111,000	97,949
	Dadi Early-Childhood Education Group, Ltd.	8,352	45,372
	Dafeng TV, Ltd.	12,000	18,091
	Da-Li Development Co., Ltd.	76,018	77,818

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Darfon Electronics Corp.	95,000	$138,684
*	Darwin Precisions Corp.	217,000	94,774
	Davicom Semiconductor, Inc.	23,000	20,699
	Daxin Materials Corp.	26,900	79,098
	De Licacy Industrial Co., Ltd.	80,011	48,792
	Delta Electronics, Inc.	47,365	476,756
	Depo Auto Parts Ind Co., Ltd.	49,000	101,904
	Dimerco Data System Corp.	11,000	22,339
	Dimerco Express Corp.	18,000	37,781
*	D-Link Corp.	183,800	158,382
*	Dynamic Electronics Co., Ltd.	89,086	60,817
	Dynapack International Technology Corp.	48,000	153,483
#	E Ink Holdings, Inc.	251,000	437,735
	E.Sun Financial Holding Co., Ltd.	1,586,295	1,336,823
	Eastern Media International Corp.	103,000	58,615
	Eclat Textile Co., Ltd.	39,583	571,955
	ECOVE Environment Corp.	6,000	45,538
	Edimax Technology Co., Ltd.	97,000	41,278
	Edison Opto Corp.	22,000	13,294
	Edom Technology Co., Ltd.	65,467	52,306
	eGalax_eMPIA Technology, Inc.	18,387	37,124
#	Egis Technology, Inc.	37,000	198,056
	Elan Microelectronics Corp.	46,900	265,981
	E-LIFE MALL Corp.	23,000	59,415
	Elite Advanced Laser Corp.	28,768	61,997
	Elite Material Co., Ltd.	131,000	702,075
	Elite Semiconductor Microelectronics Technology, Inc.	108,000	224,555
*	Elitegroup Computer Systems Co., Ltd.	104,000	93,524
	eMemory Technology, Inc.	18,000	439,222
	Emerging Display Technologies Corp.	31,000	19,439
	Ennoconn Corp.	21,022	194,504
*	Ennostar, Inc.	228,450	673,052
#	EnTie Commercial Bank Co., Ltd.	251,000	122,842
	Eson Precision Ind. Co., Ltd.	30,000	68,202
	Eternal Materials Co., Ltd.	250,029	296,420
*	Etron Technology, Inc.	48,667	35,481
	Eurocharm Holdings Co., Ltd.	13,000	57,877
	Eva Airways Corp.	1,612,922	722,090
*	Everest Textile Co., Ltd.	132,178	39,851
	Evergreen International Storage & Transport Corp.	215,000	119,632
*	Evergreen Marine Corp. Taiwan, Ltd.	775,681	862,136
	Everlight Chemical Industrial Corp.	171,405	93,828
	Everlight Electronics Co., Ltd.	180,000	266,311
#*	Everspring Industry Co., Ltd.	41,000	18,424
	Excelliance Mos Corp.	7,000	28,277
	Excelsior Medical Co., Ltd.	54,347	105,841
	Far Eastern Department Stores, Ltd.	374,000	287,033
	Far Eastern International Bank	1,132,408	414,451
	Far Eastern New Century Corp.	544,100	503,930
	Far EasTone Telecommunications Co., Ltd.	185,000	396,176
	Faraday Technology Corp.	51,600	95,940
	Farglory Land Development Co., Ltd.	133,000	237,095
*	Federal Corp.	182,926	108,678
	Feedback Technology Corp.	7,700	18,575
	Feng Hsin Steel Co., Ltd.	165,000	370,620
	Feng TAY Enterprise Co., Ltd.	67,958	434,947
*	First Copper Technology Co., Ltd.	58,000	40,660
	First Financial Holding Co., Ltd.	1,408,912	1,015,127
	First Hi-Tec Enterprise Co., Ltd.	25,969	50,275

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	First Hotel	48,000	$23,038
	First Insurance Co., Ltd. (The)	96,000	43,507
	First Steamship Co., Ltd.	280,468	90,057
	FLEXium Interconnect, Inc.	121,112	512,663
	Flytech Technology Co., Ltd.	31,297	66,108
	Forest Water Environment Engineering Co., Ltd.	17,000	23,018
	Formosa Advanced Technologies Co., Ltd.	50,000	64,679
	Formosa Chemicals & Fibre Corp.	114,000	315,060
	Formosa International Hotels Corp.	18,672	85,518
#*	Formosa Laboratories, Inc.	40,544	67,683
	Formosa Petrochemical Corp.	22,000	69,813
	Formosa Plastics Corp.	125,000	388,190
	Formosa Sumco Technology Corp.	7,000	31,955
	Formosa Taffeta Co., Ltd.	266,000	276,007
	Formosan Rubber Group, Inc.	124,110	98,450
	Formosan Union Chemical	151,945	76,006
	Fortune Electric Co., Ltd.	21,000	32,055
	Founding Construction & Development Co., Ltd.	72,000	41,346
#	Foxconn Technology Co., Ltd.	221,535	590,225
	Foxsemicon Integrated Technology, Inc.	36,357	279,202
	Froch Enterprise Co., Ltd.	89,000	38,212
	FSP Technology, Inc.	45,000	67,141
	Fubon Financial Holding Co., Ltd.	623,000	1,011,565
	Fulgent Sun International Holding Co., Ltd.	43,432	169,283
	Fullerton Technology Co., Ltd.	51,000	31,033
*	Fulltech Fiber Glass Corp.	128,270	60,465
	G Shank Enterprise Co., Ltd.	49,000	44,184
	Gamania Digital Entertainment Co., Ltd.	54,000	122,404
	GCS Holdings, Inc.	9,000	16,556
	GEM Services, Inc.	25,210	60,369
	Gemtek Technology Corp.	153,000	153,539
	General Interface Solution Holding, Ltd.	68,000	272,440
	General Plastic Industrial Co., Ltd.	20,480	19,686
#	Generalplus Technology, Inc.	19,000	27,284
	Genesys Logic, Inc.	20,000	46,099
#	Genius Electronic Optical Co., Ltd.	35,616	610,224
*	GeoVision, Inc.	22,977	21,733
	Getac Technology Corp.	163,000	279,331
	Giant Manufacturing Co., Ltd.	34,000	329,880
	Giantplus Technology Co., Ltd.	117,000	48,769
	Gigabyte Technology Co., Ltd.	78,000	219,331
*	Gigastorage Corp.	76,037	47,033
	Ginko International Co., Ltd.	13,650	63,484
	Global Brands Manufacture, Ltd.	121,000	102,051
	Global Lighting Technologies, Inc.	15,000	53,886
	Global Mixed Mode Technology, Inc.	10,000	60,619
	Global PMX Co., Ltd.	5,000	31,199
	Global Unichip Corp.	11,000	154,685
	Globalwafers Co., Ltd.	33,000	724,930
	Globe Union Industrial Corp.	99,000	52,386
	Gloria Material Technology Corp.	165,680	90,782
*	Gold Circuit Electronics, Ltd.	77,000	142,606
	Golden Friends Corp.	15,000	29,732
	Goldsun Building Materials Co., Ltd.	241,338	179,471
	Good Will Instrument Co., Ltd.	25,000	20,556
	Gourmet Master Co., Ltd.	40,237	182,430
	Grand Fortune Securities Co., Ltd.	54,000	19,970
	Grand Ocean Retail Group, Ltd.	31,000	20,646
*	Grand Pacific Petrochemical	385,000	286,783

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Grand Plastic Technology Corp.	3,000	$37,655
	GrandTech CG Systems, Inc.	25,200	37,468
	Grape King Bio, Ltd.	32,000	197,653
	Great China Metal Industry	77,000	60,329
	Great Taipei Gas Co., Ltd.	75,000	87,108
	Great Wall Enterprise Co., Ltd.	203,950	350,926
	Greatek Electronics, Inc.	148,000	334,961
*	Green Energy Technology, Inc.	133,000	285
	GTM Holdings Corp.	52,000	42,192
	Hannstar Board Corp.	127,602	187,816
*	HannStar Display Corp.	987,000	425,770
	HannsTouch Solution, Inc.	188,079	64,467
	Hanpin Electron Co., Ltd.	14,000	14,510
*	Harvatek Corp.	62,000	37,017
	Hey Song Corp.	106,000	121,460
	Highlight Tech Corp.	23,871	35,126
	Highwealth Construction Corp.	176,330	267,853
	HIM International Music, Inc.	11,900	42,155
	Hiroca Holdings, Ltd.	26,000	57,792
	Hitron Technology, Inc.	38,559	30,610
	Hiwin Technologies Corp.	22,367	315,503
*	Ho Tung Chemical Corp.	399,125	130,388
*	Hocheng Corp.	129,000	41,421
	Holiday Entertainment Co., Ltd.	18,000	39,199
	Holtek Semiconductor, Inc.	48,000	121,850
	Holy Stone Enterprise Co., Ltd.	38,500	147,868
	Hon Hai Precision Industry Co., Ltd.	738,624	2,937,585
	Hong Pu Real Estate Development Co., Ltd.	97,000	73,919
	Hong TAI Electric Industrial	66,000	38,364
	Hong YI Fiber Industry Co.	56,000	32,698
	Horizon Securities Co., Ltd.	113,000	47,992
#	Hota Industrial Manufacturing Co., Ltd.	65,264	266,169
	Hotai Motor Co., Ltd.	36,000	725,438
	Hotron Precision Electronic Industrial Co., Ltd.	21,502	47,464
	Hsin Kuang Steel Co., Ltd.	48,000	58,289
	Hsin Yung Chien Co., Ltd.	14,900	46,777
	Hsing TA Cement Co.	70,000	45,971
*	HTC Corp.	121,000	122,501
	Hu Lane Associate, Inc.	29,725	119,767
	HUA ENG Wire & Cable Co., Ltd.	132,000	50,379
	Hua Nan Financial Holdings Co., Ltd.	1,069,499	654,972
	Huaku Development Co., Ltd.	83,000	254,797
	Huang Hsiang Construction Corp.	35,000	43,658
	Hung Ching Development & Construction Co., Ltd.	54,000	35,420
	Hung Sheng Construction, Ltd.	205,664	132,157
*	Hwa Fong Rubber Industrial Co., Ltd.	80,000	32,669
	Ibase Technology, Inc.	49,345	61,791
	IBF Financial Holdings Co., Ltd.	1,040,156	467,386
	Ichia Technologies, Inc.	138,000	79,668
*	I-Chiun Precision Industry Co., Ltd.	92,000	55,881
	IEI Integration Corp.	47,340	85,338
	Infortrend Technology, Inc.	88,000	37,648
	Innodisk Corp.	26,782	156,969
#	Innolux Corp.	2,147,000	997,468
	Inpaq Technology Co., Ltd.	22,800	57,071
	Intai Technology Corp.	8,400	26,806
	Integrated Service Technology, Inc.	27,109	49,837
	IntelliEPI, Inc.	8,000	14,937
	International CSRC Investment Holdings Co.	291,562	240,190

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	International Games System Co., Ltd.	18,000	$495,925
	Inventec Corp.	569,000	472,430
	Iron Force Industrial Co., Ltd.	14,000	37,027
	I-Sheng Electric Wire & Cable Co., Ltd.	25,000	37,340
	ITE Technology, Inc.	43,000	109,639
	ITEQ Corp.	123,029	587,299
	Jarllytec Co., Ltd.	21,000	51,675
	Jean Co., Ltd.	23,395	7,804
	Jentech Precision Industrial Co., Ltd.	5,000	52,309
	Jess-Link Products Co., Ltd.	30,250	39,391
	Jih Lin Technology Co., Ltd.	28,000	66,026
	Jih Sun Financial Holdings Co., Ltd.	769,902	330,583
#	Jinan Acetate Chemical Co., Ltd.	5,000	21,386
	Jinli Group Holdings, Ltd.	57,008	16,757
#	Jourdeness Group, Ltd.	21,000	61,383
*	K Laser Technology, Inc.	44,000	25,728
#	Kaimei Electronic Corp.	67,900	237,996
	Kaori Heat Treatment Co., Ltd.	13,000	25,782
	Kaulin Manufacturing Co., Ltd.	45,000	18,210
	KEE TAI Properties Co., Ltd.	185,000	64,698
	Kenda Rubber Industrial Co., Ltd.	133,015	151,733
	Kenmec Mechanical Engineering Co., Ltd.	44,000	36,674
	Kerry TJ Logistics Co., Ltd.	45,000	66,126
	Key Ware Electronics Co., Ltd.	55,312	28,860
	Kindom Development Co., Ltd.	62,000	70,798
	King Chou Marine Technology Co., Ltd.	36,340	41,317
	King Slide Works Co., Ltd.	9,000	96,018
	King Yuan Electronics Co., Ltd.	511,000	673,254
	King's Town Bank Co., Ltd.	388,000	525,091
*	King's Town Construction Co., Ltd.	34,000	42,441
	Kinik Co.	29,000	66,434
*	Kinko Optical Co., Ltd.	27,000	33,266
	Kinpo Electronics	614,000	260,010
#	Kinsus Interconnect Technology Corp.	95,000	264,472
	KMC Kuei Meng International, Inc.	15,300	108,175
#	KS Terminals, Inc.	32,000	60,292
	Kung Long Batteries Industrial Co., Ltd.	33,000	160,743
*	Kung Sing Engineering Corp.	173,249	57,221
	Kuo Toong International Co., Ltd.	80,315	63,118
	Kuoyang Construction Co., Ltd.	84,360	89,460
	Kwong Lung Enterprise Co., Ltd.	20,000	27,552
	KYE Systems Corp.	99,000	36,281
	L&K Engineering Co., Ltd.	71,000	74,217
	La Kaffa International Co., Ltd.	11,000	47,087
*	LAN FA Textile	93,000	26,574
	Land Mark Optoelectronics Corp.	10,000	97,201
	Lanner Electronics, Inc.	33,048	78,640
	Largan Precision Co., Ltd.	6,000	628,023
	Laser Tek Taiwan Co., Ltd.	14,000	13,410
*	Laster Tech Corp., Ltd.	17,405	27,505
#*	Lealea Enterprise Co., Ltd.	339,000	136,437
	Ledlink Optics, Inc.	17,850	16,365
	LEE CHI Enterprises Co., Ltd.	36,000	16,106
	Lemtech Holdings Co., Ltd.	8,399	42,815
	Li Cheng Enterprise Co., Ltd.	25,785	23,016
*	Li Peng Enterprise Co., Ltd.	236,600	64,357
	Lian HWA Food Corp.	31,297	49,916
	Lida Holdings, Ltd.	28,240	34,271
	Lien Hwa Industrial Holdings Corp.	137,777	198,825

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lifestyle Global Enterprise, Inc.	11,000	$18,954
*	Lingsen Precision Industries, Ltd.	174,000	85,462
	Lite-On Technology Corp.	646,417	1,266,033
*	Long Bon International Co., Ltd.	97,100	48,269
	Long Da Construction & Development Corp.	61,000	31,112
#	Longchen Paper & Packaging Co., Ltd.	270,169	187,053
	Longwell Co.	24,000	44,229
	Lotes Co., Ltd.	33,653	622,321
*	Lotus Pharmaceutical Co., Ltd.	9,000	21,623
	Lu Hai Holding Corp.	14,550	22,535
	Lumax International Corp., Ltd.	21,600	50,147
	Lung Yen Life Service Corp.	49,000	88,324
	Macauto Industrial Co., Ltd.	17,000	55,250
	Machvision, Inc.	9,358	86,900
	Macronix International	628,798	878,813
#	Makalot Industrial Co., Ltd.	49,175	329,160
	Marketech International Corp.	9,000	36,371
	Materials Analysis Technology, Inc.	27,257	92,673
	Mayer Steel Pipe Corp.	64,000	42,509
	MediaTek, Inc.	61,000	1,905,253
	Mega Financial Holding Co., Ltd.	553,975	556,387
	Meiloon Industrial Co.	33,750	34,960
	Mercuries & Associates Holding, Ltd.	201,930	142,560
*	Mercuries Life Insurance Co., Ltd.	486,528	139,214
	Merida Industry Co., Ltd.	13,000	122,822
*	Microbio Co., Ltd.	15,000	29,716
	Micro-Star International Co., Ltd.	66,000	306,448
	Mildef Crete, Inc.	18,000	32,140
*	MIN AIK Technology Co., Ltd.	58,600	29,071
	Mirle Automation Corp.	61,000	89,496
	Mitac Holdings Corp.	413,560	429,024
	Mobiletron Electronics Co., Ltd.	16,000	37,624
	momo.com, Inc.	8,000	224,831
	MPI Corp.	13,000	49,730
	Nak Sealing Technologies Corp.	19,000	46,122
	Namchow Holdings Co., Ltd.	87,000	138,269
	Nan Kang Rubber Tire Co., Ltd.	103,000	138,512
#	Nan Liu Enterprise Co., Ltd.	7,000	43,589
	Nan Ya Plastics Corp.	200,000	468,630
	Nan Ya Printed Circuit Board Corp.	52,000	418,394
	Nang Kuang Pharmaceutical Co., Ltd.	14,000	18,681
	Nantex Industry Co., Ltd.	52,780	107,911
	Nanya Technology Corp.	137,432	390,865
	National Aerospace Fasteners Corp.	8,000	14,805
	Netronix, Inc.	31,000	42,439
	New Best Wire Industrial Co., Ltd.	14,400	14,066
	New Era Electronics Co., Ltd.	29,000	20,619
	Nexcom International Co., Ltd.	13,000	11,613
	Nichidenbo Corp.	72,030	121,746
*	Nien Hsing Textile Co., Ltd.	51,245	28,559
	Nien Made Enterprise Co., Ltd.	46,000	605,549
	Nishoku Technology, Inc.	16,000	58,730
	Nova Technology Corp.	5,000	24,107
	Novatek Microelectronics Corp.	120,000	1,682,709
	Nuvoton Technology Corp.	34,136	52,439
	O-Bank Co., Ltd.	458,620	107,628
*	Ocean Plastics Co., Ltd.	52,000	60,025
*	OptoTech Corp.	117,889	105,643
	Orient Europharma Co., Ltd.	8,000	13,193

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Orient Semiconductor Electronics, Ltd.	203,107	$106,562
	Oriental Union Chemical Corp.	309,000	197,767
	O-TA Precision Industry Co., Ltd.	21,422	47,410
	Pacific Hospital Supply Co., Ltd.	16,496	38,764
	Paiho Shih Holdings Corp.	47,472	45,040
	Pan Jit International, Inc.	103,700	186,468
#	Pan-International Industrial Corp.	165,000	243,180
	Panion & BF Biotech, Inc.	8,000	21,111
	Parade Technologies, Ltd.	4,000	171,509
*	Paragon Technologies Co., Ltd.	26,000	27,281
	Parpro Corp.	19,000	15,785
	PCL Technologies, Inc.	6,610	24,396
	P-Duke Technology Co., Ltd.	22,770	54,146
	Pegatron Corp.	368,000	1,029,755
*	Pharmally International Holding Co., Ltd.	10,983	16,650
*	Phihong Technology Co., Ltd.	149,222	87,572
	Phison Electronics Corp.	50,000	672,023
	Pixart Imaging, Inc.	14,000	92,579
	Planet Technology Corp.	14,000	30,640
	Plastron Precision Co., Ltd.	28,126	12,607
	Plotech Co., Ltd.	24,000	23,671
	Polytronics Technology Corp.	12,563	44,491
	Posiflex Technology, Inc.	17,284	47,607
	Pou Chen Corp.	702,000	700,593
	Power Wind Health Industry, Inc.	11,398	55,380
	Powertech Technology, Inc.	394,000	1,366,141
	Poya International Co., Ltd.	19,181	396,331
	President Chain Store Corp.	79,000	752,746
#	President Securities Corp.	475,127	338,402
	Primax Electronics, Ltd.	181,000	358,831
	Prince Housing & Development Corp.	421,000	161,502
	Pro Hawk Corp.	3,000	19,688
	Promate Electronic Co., Ltd.	39,000	48,135
	Prosperity Dielectrics Co., Ltd.	18,086	38,710
	Qisda Corp.	646,000	659,305
	QST International Corp.	23,000	55,947
	Qualipoly Chemical Corp.	21,000	22,940
	Quang Viet Enterprise Co., Ltd.	17,000	63,890
	Quanta Computer, Inc.	350,000	1,006,923
	Quanta Storage, Inc.	62,000	84,440
*	Quintain Steel Co., Ltd.	54,309	19,851
	Radiant Opto-Electronics Corp.	159,000	651,361
	Radium Life Tech Co., Ltd.	287,089	108,343
	Rafael Microelectronics, Inc.	9,000	44,090
	Realtek Semiconductor Corp.	73,000	1,174,323
	Rechi Precision Co., Ltd.	170,000	119,798
	Rexon Industrial Corp., Ltd.	33,000	86,257
	Rich Development Co., Ltd.	283,000	95,169
	RichWave Technology Corp.	8,300	166,072
*	Ritek Corp.	354,084	127,862
	Rodex Fasteners Corp.	13,000	14,192
*	Roo Hsing Co., Ltd.	204,000	69,815
	Ruentex Development Co., Ltd.	349,428	482,214
	Ruentex Industries, Ltd.	172,200	418,826
	Samebest Co., Ltd.	9,040	15,659
	Sampo Corp.	104,400	94,189
	San Fang Chemical Industry Co., Ltd.	75,679	52,994
	San Far Property, Ltd.	122,786	61,104
	San Shing Fastech Corp.	44,000	78,109

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sanitar Co., Ltd.	13,000	$14,789
	Sanyang Motor Co., Ltd.	219,000	245,851
	SCI Pharmtech, Inc.	13,000	41,648
	Scientech Corp.	20,000	43,535
	SDI Corp.	57,000	168,997
	Senao International Co., Ltd.	28,000	30,588
	Senao Networks, Inc.	10,000	36,010
	Sercomm Corp.	85,000	222,557
	Sesoda Corp.	72,573	56,306
	Shanghai Commercial & Savings Bank, Ltd. (The)	114,000	151,954
	Shan-Loong Transportation Co., Ltd.	44,000	48,912
*	Sharehope Medicine Co., Ltd.	14,687	16,523
	Sheng Yu Steel Co., Ltd.	40,000	28,513
	ShenMao Technology, Inc.	21,000	21,530
	Shih Her Technologies, Inc.	19,000	33,173
*	Shih Wei Navigation Co., Ltd.	126,591	44,254
	Shihlin Electric & Engineering Corp.	134,000	223,976
	Shin Kong Financial Holding Co., Ltd.	3,132,169	898,851
#	Shin Zu Shing Co., Ltd.	49,980	222,532
#*	Shining Building Business Co., Ltd.	191,632	87,509
	Shinkong Insurance Co., Ltd.	78,000	101,710
	Shinkong Synthetic Fibers Corp.	548,000	245,882
	Shiny Chemical Industrial Co., Ltd.	27,800	99,058
*	Shuttle, Inc.	154,000	63,098
	Sigurd Microelectronics Corp.	233,226	404,683
	Silergy Corp.	1,000	93,248
#	Silicon Integrated Systems Corp.	300,809	166,462
	Simplo Technology Co., Ltd.	34,600	443,993
	Sinbon Electronics Co., Ltd.	35,064	313,304
	Sincere Navigation Corp.	133,900	83,893
	Single Well Industrial Corp.	20,700	21,985
	Sinher Technology, Inc.	28,000	50,768
	Sinmag Equipment Corp.	17,420	54,149
	Sino American Electronic Co., Ltd.	7,672	0
	Sino-American Silicon Products, Inc.	268,000	1,444,031
	Sinon Corp.	180,000	131,332
	SinoPac Financial Holdings Co., Ltd.	1,748,445	683,525
	Sinphar Pharmaceutical Co., Ltd.	12,340	11,716
	Sinyi Realty Co.	80,544	78,597
	Sirtec International Co., Ltd.	42,800	39,867
	Sitronix Technology Corp.	51,000	291,402
	Siward Crystal Technology Co., Ltd.	64,000	50,955
	Soft-World International Corp.	21,000	73,857
	Solar Applied Materials Technology Co.	98,398	152,885
	Solomon Technology Corp.	56,000	35,094
	Solteam, Inc.	11,110	26,952
	Sonix Technology Co., Ltd.	29,000	68,198
	Speed Tech Corp.	28,000	86,350
	Spirox Corp.	29,000	30,069
	Sporton International, Inc.	16,491	151,992
	St Shine Optical Co., Ltd.	17,000	160,804
	Standard Chemical & Pharmaceutical Co., Ltd.	32,000	40,647
	Standard Foods Corp.	114,402	230,784
	Stark Technology, Inc.	19,200	45,538
*	Sun Yad Construction Co., Ltd.	46,000	19,179
	Sunko INK Co., Ltd.	65,000	23,328
	SunMax Biotechnology Co., Ltd.	11,000	32,661
	Sunny Friend Environmental Technology Co., Ltd.	22,000	170,675
#	Sunonwealth Electric Machine Industry Co., Ltd.	113,000	210,576

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sunplus Technology Co., Ltd.	252,000	$225,567
	Sunrex Technology Corp.	24,561	58,199
	Sunspring Metal Corp.	35,000	27,613
	Supreme Electronics Co., Ltd.	136,509	169,580
	Symtek Automation Asia Co., Ltd.	15,486	45,683
	Syncmold Enterprise Corp.	45,000	130,031
	Synmosa Biopharma Corp.	21,525	18,301
	Synnex Technology International Corp.	276,250	445,195
	Sysage Technology Co., Ltd.	24,200	37,309
	Systex Corp.	51,000	152,690
	T3EX Global Holdings Corp.	33,035	44,855
	TA Chen Stainless Pipe	427,273	382,373
	Ta Liang Technology Co., Ltd.	22,000	34,654
	Ta Ya Electric Wire & Cable	92,480	59,294
	Ta Yih Industrial Co., Ltd.	17,000	32,043
	Tah Hsin Industrial Corp.	15,400	38,410
	TA-I Technology Co., Ltd.	24,750	68,888
*	Tai Tung Communication Co., Ltd.	25,934	18,741
	Taichung Commercial Bank Co., Ltd.	1,100,296	418,078
	TaiDoc Technology Corp.	7,471	47,739
	Taiflex Scientific Co., Ltd.	70,060	129,435
	Taimide Tech, Inc.	34,450	57,889
	Tainan Enterprises Co., Ltd.	37,000	22,444
#	Tainan Spinning Co., Ltd.	518,240	232,807
	Tai-Saw Technology Co., Ltd.	27,000	19,011
	Taishin Financial Holding Co., Ltd.	1,713,589	763,936
	Taisun Enterprise Co., Ltd.	62,000	58,760
#	Taita Chemical Co., Ltd.	109,262	115,638
	Taiwan Business Bank	1,732,824	562,874
	Taiwan Cement Corp.	839,239	1,201,233
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	40,086	60,769
	Taiwan Cogeneration Corp.	87,000	112,324
	Taiwan Cooperative Financial Holding Co., Ltd.	1,260,878	862,095
	Taiwan FamilyMart Co., Ltd.	7,000	64,926
	Taiwan Fertilizer Co., Ltd.	231,000	414,359
	Taiwan Fire & Marine Insurance Co., Ltd.	96,000	68,570
	Taiwan FU Hsing Industrial Co., Ltd.	36,000	55,945
*	Taiwan Glass Industry Corp.	455,046	258,451
	Taiwan High Speed Rail Corp.	168,000	173,287
	Taiwan Hon Chuan Enterprise Co., Ltd.	152,927	309,841
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	44,000	37,550
*	Taiwan Land Development Corp.	359,666	88,495
	Taiwan Mobile Co., Ltd.	128,000	439,496
	Taiwan Navigation Co., Ltd.	88,000	56,200
	Taiwan Optical Platform Co., Ltd.	5,410	20,671
	Taiwan Paiho, Ltd.	152,000	419,946
	Taiwan PCB Techvest Co., Ltd.	101,000	161,726
	Taiwan Sakura Corp.	51,200	91,100
	Taiwan Secom Co., Ltd.	46,000	141,870
	Taiwan Semiconductor Co., Ltd.	45,000	85,120
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	129,369	15,720,921
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	24,726,068
	Taiwan Shin Kong Security Co., Ltd.	56,560	73,984
	Taiwan Steel Union Co., Ltd.	5,000	12,245
	Taiwan Styrene Monomer	97,000	56,050
	Taiwan Surface Mounting Technology Corp.	64,800	287,013
	Taiwan Taxi Co., Ltd.	6,945	18,956
*	Taiwan TEA Corp.	281,000	165,549
#	Taiwan Union Technology Corp.	47,000	184,041

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiyen Biotech Co., Ltd.	42,000	$48,080
*	Tatung Co., Ltd.	379,000	341,227
	TCI Co., Ltd.	30,256	218,092
	Te Chang Construction Co., Ltd.	29,000	30,687
	Teco Electric and Machinery Co., Ltd.	548,000	524,522
	Tehmag Foods Corp.	9,600	84,259
	Tera Autotech Corp.	29,187	23,561
	Test Research, Inc.	42,000	83,180
	Test-Rite International Co., Ltd.	62,000	53,074
*	Tex-Ray Industrial Co., Ltd.	50,000	31,426
#	Thinking Electronic Industrial Co., Ltd.	24,000	149,474
	Thye Ming Industrial Co., Ltd.	56,000	58,725
*	Ton Yi Industrial Corp.	294,000	106,956
	Tong Hsing Electronic Industries, Ltd.	47,208	352,048
	Tong Yang Industry Co., Ltd.	199,000	254,215
	Tong-Tai Machine & Tool Co., Ltd.	85,060	43,976
	TOPBI International Holdings, Ltd.	19,886	9,029
	Topco Scientific Co., Ltd.	48,876	206,371
	Topkey Corp.	26,000	130,250
	Topoint Technology Co., Ltd.	65,200	61,957
	Toung Loong Textile Manufacturing	42,000	39,378
*	TPK Holding Co., Ltd.	177,000	268,195
	Trade-Van Information Services Co.	11,000	18,189
	Transcend Information, Inc.	24,000	52,767
	Tripod Technology Corp.	149,000	681,285
	Tsang Yow Industrial Co., Ltd.	20,000	19,577
	Tsann Kuen Enterprise Co., Ltd.	16,000	11,208
	TSC Auto ID Technology Co., Ltd.	13,530	90,679
	TSRC Corp.	216,000	154,111
	Ttet Union Corp.	22,000	100,112
	TTFB Co., Ltd.	3,000	23,626
	TTY Biopharm Co., Ltd.	60,000	131,084
	Tung Ho Steel Enterprise Corp.	371,000	415,446
	TURVO International Co., Ltd.	16,410	50,946
	TXC Corp.	99,000	294,623
	TYC Brother Industrial Co., Ltd.	116,000	94,686
*	Tycoons Group Enterprise	143,700	31,892
	Tyntek Corp.	110,000	71,134
	UDE Corp.	34,000	35,268
	Ultra Chip, Inc.	23,876	37,207
	U-Ming Marine Transport Corp.	216,000	240,689
	Unimicron Technology Corp.	369,000	1,135,693
	Union Bank Of Taiwan	770,832	283,456
	Uni-President Enterprises Corp.	715,560	1,736,977
	Unitech Computer Co., Ltd.	35,000	31,585
	Unitech Printed Circuit Board Corp.	157,540	111,866
	United Integrated Services Co., Ltd.	64,000	545,270
	United Microelectronics Corp.	672,000	1,204,065
	United Orthopedic Corp.	18,422	20,972
	United Radiant Technology	34,000	17,910
*	United Renewable Energy Co., Ltd.	613,470	257,428
	Unity Opto Technology Co., Ltd.	186,000	5,131
	Universal Cement Corp.	203,120	148,414
	Universal Microwave Technology, Inc.	20,326	50,631
*	Unizyx Holding Corp.	65,000	82,102
#	UPC Technology Corp.	321,221	169,924
	Userjoy Technology Co., Ltd.	8,461	27,631
	USI Corp.	392,204	281,075
*	Usun Technology Co., Ltd.	11,200	14,870

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Utechzone Co., Ltd.	15,000	$28,793
	Vanguard International Semiconductor Corp.	246,000	976,616
	VHQ Media Holdings, Ltd.	16,500	20,829
*	Victory New Materials, Ltd. Co.	57,233	20,728
#	Visual Photonics Epitaxy Co., Ltd.	47,500	177,626
	Vivotek, Inc.	13,863	41,803
	Voltronic Power Technology Corp.	15,442	703,472
	Wafer Works Corp.	131,046	185,863
*	Waffer Technology Corp.	31,000	22,903
	Wah Hong Industrial Corp.	27,000	30,670
	Wah Lee Industrial Corp.	75,000	200,908
	Walsin Lihwa Corp.	834,000	489,354
	Walsin Technology Corp.	79,398	623,378
*	Walton Advanced Engineering, Inc.	127,000	57,519
	Wan Hai Lines, Ltd.	200,000	304,697
*	We & Win Development Co., Ltd.	115,000	35,995
	Wei Chuan Foods Corp.	104,000	74,568
	Weikeng Industrial Co., Ltd.	167,734	108,561
	Well Shin Technology Co., Ltd.	34,000	61,380
	Wholetech System Hitech, Ltd.	19,000	19,489
#	Win Semiconductors Corp.	56,840	834,462
	Winbond Electronics Corp.	961,804	905,206
	Winstek Semiconductor Co., Ltd.	41,000	40,758
	Wisdom Marine Lines Co., Ltd.	180,236	153,729
	Wistron Corp.	890,288	992,015
	Wistron NeWeb Corp.	105,267	284,301
	Wiwynn Corp.	4,000	117,459
	Wonderful Hi-Tech Co., Ltd.	42,000	25,742
	Wowprime Corp.	41,000	166,796
	WPG Holdings, Ltd.	350,520	537,513
	WT Microelectronics Co., Ltd.	140,567	203,566
	WUS Printed Circuit Co., Ltd.	70,735	75,080
	XAC Automation Corp.	27,000	24,043
	XPEC Entertainment, Inc.	17,960	0
	Xxentria Technology Materials Corp.	27,000	55,389
	Yageo Corp.	16,425	335,315
*	Yang Ming Marine Transport Corp.	598,215	421,208
	YC INOX Co., Ltd.	80,094	71,403
*	Yea Shin International Development Co., Ltd.	79,988	47,420
	Yem Chio Co., Ltd.	175,518	87,869
	Yeong Guan Energy Technology Group Co., Ltd.	43,164	119,400
	YFC-Boneagle Electric Co., Ltd.	31,000	26,875
#	YFY, Inc.	554,000	462,558
	Yi Jinn Industrial Co., Ltd.	92,800	46,662
*	Yieh Phui Enterprise Co., Ltd.	420,774	170,145
	Yonyu Plastics Co., Ltd.	38,000	43,247
	Young Fast Optoelectronics Co., Ltd.	30,000	34,184
	Youngtek Electronics Corp.	30,160	66,048
	Yuanta Financial Holding Co., Ltd.	1,549,514	1,098,342
	Yuanta Futures Co., Ltd.	15,792	29,102
	Yuen Chang Stainless Steel Co., Ltd.	30,000	16,108
	Yulon Finance Corp.	87,120	310,463
*	Yulon Motor Co., Ltd.	270,834	394,234
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	14,000	35,020
	Yungshin Construction & Development Co., Ltd.	14,000	19,764
	YungShin Global Holding Corp.	42,800	65,748
	Zeng Hsing Industrial Co., Ltd.	22,000	110,285
	Zenitron Corp.	78,000	61,543
	Zero One Technology Co., Ltd.	35,000	47,023

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zhen Ding Technology Holding, Ltd.	164,400	$666,865
*	Zig Sheng Industrial Co., Ltd.	168,000	53,107
*	Zinwell Corp.	137,000	84,883
	Zippy Technology Corp.	45,000	51,715
	ZongTai Real Estate Development Co., Ltd.	34,700	47,042
TOTAL TAIWAN			188,029,364
THAILAND — (0.7%)
*	AAPICO Hitech PCL	12,000	7,938
	Advanced Info Service PCL	83,800	481,577
	Advanced Information Technology PCL, Class F	56,800	34,349
	AEON Thana Sinsap Thailand PCL	29,800	200,127
	After You PCL	82,900	27,698
	Airports of Thailand PCL	172,400	342,726
	AJ Plast PCL	58,400	36,488
	Amata Corp. PCL	67,300	38,226
	Ananda Development PCL	531,100	34,425
	AP Thailand PCL	1,278,500	309,693
*	Asia Aviation PCL	1,041,900	86,332
	Asia Plus Group Holdings PCL	419,700	30,570
	Asia Sermkij Leasing PCL	16,400	12,000
	B Grimm Power PCL	103,600	176,532
	Bangchak Corp. PCL	461,800	371,847
	Bangkok Airways PCL	246,600	55,203
*	Bangkok Aviation Fuel Services PCL	48,800	38,642
	Bangkok Bank PCL	9,900	37,543
	Bangkok Bank PCL	35,500	134,622
	Bangkok Chain Hospital PCL	313,200	151,734
	Bangkok Dusit Medical Services PCL, Class F	651,700	450,725
	Bangkok Expressway & Metro PCL	1,363,340	371,240
	Bangkok Land PCL	5,248,900	180,634
*	Bangkok Life Assurance PCL	225,600	177,133
*	Bangkok Ranch PCL	236,200	17,677
	Banpu PCL	1,240,000	430,872
	Banpu Power PCL	63,700	36,394
*	BEC World PCL	619,052	163,398
	Berli Jucker PCL	52,450	58,268
*	Better World Green PCL	1,758,200	30,547
	BTS Group Holdings PCL	263,900	83,323
	Bumrungrad Hospital PCL	103,200	432,730
	Cal-Comp Electronics Thailand PCL, Class F	993,890	78,369
	Carabao Group PCL, Class F	38,100	185,217
	Central Pattana PCL	101,000	165,352
*	Central Plaza Hotel PCL	175,100	144,503
*	Central Retail Corp. PCL	27,075	27,817
*	CH Karnchang PCL	434,200	223,411
	Charoen Pokphand Foods PCL	847,500	771,613
	Chularat Hospital PCL, Class F	1,103,200	95,834
	Com7 PCL, Class F	126,700	183,086
*	Country Group Development PCL	907,200	18,186
*	Country Group Holdings PCL	420,300	9,689
*	CP ALL PCL	385,700	737,766
	Delta Electronics Thailand PCL	10,500	185,232
	Demco PCL	239,200	27,013
	Dhipaya Insurance PCL	133,200	121,273
	Do Day Dream PCL	11,500	7,262
	Dynasty Ceramic PCL	1,001,020	77,593
	Eastern Polymer Group PCL, Class F	259,000	73,988
	Eastern Power Group PCL	179,764	30,031

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Eastern Water Resources Development and Management PCL, Class F	233,400	$71,353
	Electricity Generating PCL	22,100	131,803
	Energy Absolute PCL	183,300	398,079
	Erawan Group PCL (The)	242,900	28,567
	Forth Corp. PCL	52,900	10,870
	Forth Smart Service PCL	86,500	19,942
	GFPT PCL	176,100	75,312
	Global Green Chemicals PCL, Class F	118,100	38,472
	Global Power Synergy PCL, Class F	68,831	179,954
	Gunkul Engineering PCL	506,900	43,695
	Haad Thip PCL	13,900	16,138
	Hana Microelectronics PCL	243,000	436,393
	Home Product Center PCL	636,320	291,266
	Ichitan Group PCL	155,600	62,386
	Indorama Ventures PCL	287,500	336,201
*	Interlink Communication PCL	52,200	8,267
	Intouch Holdings PCL	14,300	26,756
	Intouch Holdings PCL, Class F	23,600	44,156
	IRPC PCL	3,747,000	425,653
*	Italian-Thai Development PCL	1,131,400	39,314
	Jasmine International PCL	2,172,500	219,210
	JWD Infologistics PCL	76,700	21,142
	Kang Yong Electric PCL	100	1,209
	Karmarts PCL	338,400	46,808
	Kasikornbank PCL	12,200	51,767
	Kasikornbank PCL	96,900	411,169
	KCE Electronics PCL	66,800	122,753
	KGI Securities Thailand PCL	417,900	58,084
	Khon Kaen Sugar Industry PCL	523,596	48,283
	Kiatnakin Phatra Bank PCL	90,400	167,631
	Krung Thai Bank PCL	516,000	199,987
	Krungthai Card PCL	228,400	496,024
	Land & Houses PCL	70,900	18,477
	Land & Houses PCL	316,600	82,508
	Lanna Resources PCL	121,200	29,966
	LH Financial Group PCL	1,555,400	53,527
*	Loxley PCL	909,200	56,502
	LPN Development PCL	565,100	90,250
	MBK PCL	314,700	127,226
	MCS Steel PCL	101,800	50,339
	Mega Lifesciences PCL	100,400	135,857
*	Minor International PCL	156,646	129,797
	MK Restaurants Group PCL	60,200	100,568
*	Mono Next P.C.L., Class F	707,900	52,507
*	Muangthai Capital PCL	133,900	294,150
	Namyong Terminal PCL	161,200	18,958
	Netbay PCL	22,700	18,809
	Noble Development PCL	162,000	38,430
*	Nusasiri PCL	1,884,200	17,627
	Origin Property PCL, Class F	285,200	71,467
	Plan B Media Pcl, Class F	618,300	130,147
	Platinum Group PCL (The), Class F	367,600	31,442
	Polyplex Thailand PCL	171,000	134,263
	Power Solution Technologies PCL, Class F	351,000	20,640
	Praram 9 Hospital PCL	51,200	17,278
*	Precious Shipping PCL	287,800	69,234
	Premier Marketing PCL	152,100	43,958
	Prima Marine PCL	355,600	89,108
*	Principal Capital PCL	74,100	9,854

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Property Perfect PCL	3,373,700	$43,961
	Pruksa Holding PCL	319,400	131,260
	PTG Energy PCL	448,900	257,971
	PTT Exploration & Production PCL	296,000	1,023,588
	PTT Global Chemical PCL	202,600	399,379
	PTT PCL	681,700	859,812
	Pylon PCL	123,600	15,858
	Quality Houses PCL	4,249,383	332,227
*	Raimon Land PCL	1,256,400	25,607
	Rajthanee Hospital PCL	75,000	61,644
	Ratch Group PCL	6,100	10,089
	Ratch Group PCL	89,900	148,682
	Ratchthani Leasing PCL	1,019,437	135,562
*	Regional Container Lines PCL	128,700	79,121
	Rojana Industrial Park PCL	322,357	45,882
	RS PCL	122,100	93,829
	Sabina PCL	82,500	53,750
	Saha Pathana Inter-Holding PCL	18,900	40,099
*	Sahakol Equipment PCL	130,700	8,996
	Sahamitr Pressure Container PCL	69,300	25,238
	Saha-Union PCL	22,400	25,072
	Samart Corp. PCL	137,600	29,653
	Samart Telcoms PCL	70,100	12,530
	Sansiri PCL	5,327,000	149,505
	Sappe PCL	67,600	47,657
	SC Asset Corp. PCL	708,025	64,344
	SEAFCO PCL	144,243	21,591
	Sena Development PCL	241,700	27,941
	Sermsang Power Corp. Co., Ltd.	61,200	29,854
	Siam Cement PCL (The)	20,400	257,641
	Siam Cement PCL (The)	5,100	64,410
	Siam City Cement PCL	11,168	50,747
	Siam Commercial Bank PCL (The)	77,300	243,419
	Siam Future Development PCL	544,320	84,749
	Siam Global House PCL	370,133	257,226
	Siam Wellness Group PCL, Class F	172,350	42,037
	Siamgas & Petrochemicals PCL	423,600	150,022
	Singha Estate PCL	624,000	33,775
	Sino-Thai Engineering & Construction PCL	73,900	29,135
	Somboon Advance Technology PCL	148,200	80,710
	SPCG PCL	242,800	158,189
	Sri Trang Agro-Industry PCL	105,440	105,687
	Srisawad Corp. PCL	222,267	497,557
	Star Petroleum Refining PCL	774,000	230,157
	STP & I PCL	412,920	49,114
	Supalai PCL	498,100	332,843
*	Super Energy Corp. PCL	8,056,000	263,778
	Syntec Construction PCL	531,900	25,591
	Taokaenoi Food & Marketing PCL, Class F	200,800	71,115
*	Thai Airways International PCL	257,000	28,680
	Thai Nakarin Hospital PCL	12,500	13,156
	Thai Oil PCL	235,000	427,915
	Thai Reinsurance P.C.L.	297,000	15,083
*	Thai Rubber Latex Group PCL	338,700	21,501
	Thai Solar Energy PCL, Class F	312,228	25,454
	Thai Stanley Electric PCL, Class F	8,800	52,629
	Thai Union Group PCL, Class F	702,600	323,952
	Thai Vegetable Oil PCL	201,500	220,485
	Thai Wah PCL, Class F	77,600	12,289

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thaicom PCL	290,200	$93,081
	Thaifoods Group PCL	701,000	125,304
	Thaire Life Assurance PCL	197,200	21,479
	Thanachart Capital PCL	97,700	105,273
	Thitikorn PCL	33,700	8,951
	Thoresen Thai Agencies PCL	466,800	88,120
	Tipco Asphalt PCL	71,900	47,805
	TIPCO Foods PCL	132,600	33,671
	Tisco Financial Group PCL	31,000	95,548
	Tisco Financial Group PCL	37,100	114,349
	TKS Technologies PCL	98,500	21,885
	TMB Bank PCL	5,313,712	195,292
*	TMT Steel PCL	109,200	25,175
	TOA Paint Thailand PCL	69,900	74,734
	Total Access Communication PCL	145,300	157,776
	Total Access Communication PCL	122,300	132,802
	TPI Polene PCL	2,384,500	130,658
	TPI Polene Power PCL	1,084,900	158,041
	TQM Corp. PCL	9,700	38,891
	True Corp. PCL	5,080,965	543,237
	TTW PCL	458,500	186,893
*	U City PCL, Class F	1,405,000	63,373
	Union Auction PCL	164,600	59,945
	Unique Engineering & Construction PCL	383,500	58,172
	United Paper PCL	151,300	100,092
	Univentures PCL	425,400	50,315
*	Vanachai Group PCL	243,000	26,630
	VGI PCL	164,800	36,891
	Vibhavadi Medical Center PCL	535,500	30,774
	Vinythai PCL	122,600	126,983
	WHA Corp. PCL	589,200	59,451
	WHA Utilities and Power PCL	205,600	27,890
	Workpoint Entertainment PCL	81,820	47,020
TOTAL THAILAND			26,122,230
TURKEY — (0.2%)
*	Akbank T.A.S.	420,632	363,987
	Aksa Akrilik Kimya Sanayii A.S.	84,735	168,979
*	Aksa Enerji Uretim A.S.	67,910	91,543
	Aksigorta A.S.	52,333	67,666
	Alarko Holding A.S.	38,338	51,602
*	Albaraka Turk Katilim Bankasi A.S.	328,709	94,108
	Alkim Alkali Kimya A.S.	26,857	67,124
	Anadolu Anonim Turk Sigorta Sirketi	59,865	68,726
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	42,337	143,238
	Anadolu Hayat Emeklilik A.S.	37,705	53,402
*	Arcelik A.S.	46,477	209,089
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	10,418	24,600
	Aygaz A.S.	15,260	37,818
*	Bera Holding A.S.	118,593	331,476
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	32,471	18,263
	BIM Birlesik Magazalar A.S.	40,857	402,087
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	10,522	45,754
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	3,447	11,378
*	Cimsa Cimento Sanayi VE Ticaret A.S.	14,544	43,885
*	Coca-Cola Icecek A.S.	33,693	339,815
	Dogan Sirketler Grubu Holding A.S.	492,406	260,899
	EGE Endustri VE Ticaret A.S.	351	80,394
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	41,357	45,127

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Enerjisa Enerji A.S.	61,562	$99,311
	Enka Insaat ve Sanayi A.S.	86,665	92,044
	Eregli Demir ve Celik Fabrikalari TAS	35,118	68,622
*	Fenerbahce Futbol A.S.	11,914	61,919
	Ford Otomotiv Sanayi A.S.	11,312	221,704
*	Global Yatirim Holding A.S.	60,308	44,928
*	Goodyear Lastikleri TAS	39,372	44,107
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	53,484	48,691
	GSD Holding A.S.	29,592	9,329
*	Gubre Fabrikalari TAS	6,467	63,872
*	Hektas Ticaret TAS	21,755	80,202
*	Ihlas Holding A.S.	125,908	20,739
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	24,192	41,750
*	Is Finansal Kiralama A.S.	35,715	18,226
	Is Yatirim Menkul Degerler A.S., Class A	97,764	236,355
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	38,641	30,218
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	153,015	139,310
	KOC Holding A.S.	38,439	105,262
	Kordsa Teknik Tekstil A.S.	17,841	51,957
*	Koza Altin Isletmeleri A.S.	10,534	165,301
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	38,753	81,474
*	Logo Yazilim Sanayi Ve Ticaret A.S.	10,340	195,802
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	8,632	62,334
*	Migros Ticaret A.S.	38,967	234,348
*	NET Holding A.S.	112,186	59,514
*	Netas Telekomunikasyon A.S.	5,037	20,215
	Nuh Cimento Sanayi A.S.	13,762	92,766
*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	51,385	26,441
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,999	106,868
#*	Oyak Cimento Fabrikalari A.S.	17,621	19,704
*	Pegasus Hava Tasimaciligi A.S.	8,731	83,773
*	Petkim Petrokimya Holding A.S.	190,463	130,207
	Polisan Holding A.S.	14,415	7,765
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	74,550	96,637
*	Sekerbank Turk A.S.	221,351	43,959
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	62,356	108,451
	Tat Gida Sanayi A.S.	14,814	21,913
#	TAV Havalimanlari Holding A.S.	79,416	230,963
	Tekfen Holding A.S.	69,811	171,433
*	Teknosa Ic Ve Dis Ticaret A.S.	16,105	33,652
	Tofas Turk Otomobil Fabrikasi A.S.	33,556	165,256
*	Turk Hava Yollari AO	151,960	250,694
	Turk Telekomunikasyon A.S.	64,091	69,058
	Turkcell Iletisim Hizmetleri A.S.	117,377	257,037
*	Turkiye Garanti Bankasi A.S.	199,174	252,298
*	Turkiye Halk Bankasi A.S.	118,769	85,222
*	Turkiye Is Bankasi A.S., Class C	222,591	185,706
*	Turkiye Petrol Rafinerileri A.S.	5,350	72,325
*	Turkiye Sinai Kalkinma Bankasi A.S.	594,014	146,712
	Turkiye Sise ve Cam Fabrikalari A.S.	459,460	452,590
#*	Turkiye Vakiflar Bankasi TAO, Class D	134,602	79,209
*	Ulker Biskuvi Sanayi A.S.	49,077	151,273
*	Vestel Elektronik Sanayi ve Ticaret A.S.	32,970	117,668
*	Yapi ve Kredi Bankasi A.S.	374,929	145,845
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	61,645	129,929
*	Zorlu Enerji Elektrik Uretim A.S.	119,076	45,211
TOTAL TURKEY			9,099,059

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	330,931	$578,478
	Abu Dhabi Islamic Bank PJSC	264,351	359,870
	Air Arabia PJSC	385,876	133,644
	Aldar Properties PJSC	611,043	580,840
	Amanat Holdings PJSC	396,191	86,882
*	Amlak Finance PJSC	227,884	15,561
*	Arabtec Holding PJSC	67,000	7,251
	Aramex PJSC	156,953	187,646
*	DAMAC Properties Dubai Co. PJSC	431,043	160,633
	Dana Gas PJSC	349,734	64,685
*	Deyaar Development PJSC	468,640	37,268
	Dubai Financial Market PJSC	343,623	114,720
	Dubai Investments PJSC	387,552	174,092
	Dubai Islamic Bank PJSC	237,226	323,998
*	DXB Entertainments PJSC	839,422	18,860
*	Emaar Development PJSC	107,505	85,782
*	Emaar Malls PJSC	478,048	234,974
*	Emaar Properties PJSC	278,826	287,735
	Emirates NBD Bank PJSC	61,389	196,855
	Emirates Telecommunications Group Co. PJSC	96,686	522,174
	First Abu Dhabi Bank PJSC	93,087	379,730
*	Gulf Navigation Holding PJSC	82,484	8,635
*	Manazel Real Estate PJSC	390,937	38,825
	National Central Cooling Co. PJSC	30,138	22,663
	RAK Properties PJSC	181,489	28,561
	Ras Al Khaimah Ceramics	104,776	47,604
TOTAL UNITED ARAB EMIRATES			4,697,966
UNITED KINGDOM — (8.9%)
	3i Group P.L.C.	119,071	1,804,344
*	4imprint Group P.L.C.	7,131	232,940
	888 Holdings P.L.C.	99,747	411,760
*	A.G. Barr P.L.C.	39,926	267,315
*	AA P.L.C.	173,957	82,809
	Admiral Group P.L.C.	29,846	1,176,256
	Advanced Medical Solutions Group P.L.C	2,858	8,887
	Afren P.L.C.	70,630	0
	Aggreko P.L.C.	110,019	872,622
	Air Partner P.L.C.	18,918	17,575
	Alliance Pharma P.L.C.	39,971	47,423
*	Allied Minds P.L.C.	20,492	7,858
	Anglo American P.L.C.	75,585	2,486,251
	Anglo Pacific Group P.L.C.	47,509	81,997
	Anglo-Eastern Plantations P.L.C.	4,452	36,961
	Antofagasta P.L.C.	61,951	1,208,191
*	Arrow Global Group P.L.C.	68,819	197,018
*	Ascential P.L.C.	3,960	17,932
#	Ashmore Group P.L.C.	87,647	540,040
	Ashtead Group P.L.C.	76,598	3,844,213
*	ASOS P.L.C.	1,336	81,629
*	Associated British Foods P.L.C.	35,008	1,011,241
#	AstraZeneca P.L.C., Sponsored ADR	149,455	7,562,423
	AstraZeneca P.L.C.	22,201	2,264,749
	Auto Trader Group P.L.C.	230,623	1,778,005
	AVEVA Group P.L.C.	5,413	268,643
	Aviva P.L.C.	554,500	2,536,330
	Avon Rubber P.L.C.	7,418	313,551
	B&M European Value Retail SA	396,415	2,897,589
*	Babcock International Group P.L.C.	217,509	691,581

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	BAE Systems P.L.C.	340,458	$2,148,195
*	Balfour Beatty P.L.C.	179,849	662,264
*	Bank of Georgia Group P.L.C.	16,230	254,583
*	Barclays P.L.C., Sponsored ADR	156,579	1,139,895
*	Barclays P.L.C.	467,208	852,278
*	Barratt Developments P.L.C.	119,979	1,044,888
	Beazley P.L.C.	103,941	442,403
	Begbies Traynor Group P.L.C.	13,528	21,234
	Bellway P.L.C.	41,745	1,570,069
	Berkeley Group Holdings P.L.C.	20,431	1,168,434
	BHP Group P.L.C., ADR	109,958	6,005,906
	BHP Group P.L.C.	106,827	2,927,628
*	Biffa P.L.C.	21,832	68,415
	Bloomsbury Publishing P.L.C.	27,878	116,384
	Bodycote P.L.C.	96,834	928,081
*	Boohoo Group P.L.C.	127,019	587,204
	BP P.L.C., Sponsored ADR	305,930	6,797,765
*	Braemar Shipping Services P.L.C.	11,607	30,076
	Brewin Dolphin Holdings P.L.C.	119,341	480,124
	British American Tobacco P.L.C.	116,272	4,225,076
	Britvic P.L.C.	102,140	1,039,431
	BT Group P.L.C.	2,747,043	4,710,277
	Bunzl P.L.C.	33,940	1,089,463
*	Burberry Group P.L.C.	62,345	1,461,163
*	Burford Capital, Ltd.	38,442	325,586
*	Bytes Technology Group P.L.C.	21,925	107,269
	Cairn Energy P.L.C.	221,725	546,981
*	Capita P.L.C.	396,458	189,041
*	Card Factory P.L.C.	165,768	80,983
	CareTech Holdings P.L.C.	12,896	86,168
	Carnival P.L.C.	1,122	17,677
	Carnival P.L.C., ADR	15,705	251,280
	Castings P.L.C.	1,541	8,011
	Centamin P.L.C.	503,005	787,226
	Central Asia Metals P.L.C.	15,128	45,333
*	Centrica P.L.C.	2,185,621	1,544,492
	Chemring Group P.L.C.	77,510	313,255
	Chesnara P.L.C.	23,581	90,104
#	Cineworld Group P.L.C.	455,588	477,546
*	Circassia Group P.L.C.	6,887	2,315
#	City of London Investment Group P.L.C.	2,778	17,720
	Clarkson P.L.C.	7,327	250,253
	Clipper Logistics P.L.C.	7,902	58,023
	Close Brothers Group P.L.C.	47,827	921,746
	CLS Holdings P.L.C.	43,689	128,020
	CMC Markets P.L.C.	55,056	302,995
	Coca-Cola HBC AG	35,700	1,053,958
*	Compass Group P.L.C.	152,936	2,731,854
	Computacenter P.L.C.	48,547	1,554,100
	Concentric AB	12,248	267,437
	ConvaTec Group P.L.C.	223,133	610,496
*	Costain Group P.L.C.	61,092	48,184
	Countryside Properties P.L.C.	18,461	108,673
	Cranswick P.L.C.	17,031	794,365
*	Crest Nicholson Holdings P.L.C.	93,820	414,371
	Croda International P.L.C.	15,635	1,343,356
*	CVS Group P.L.C.	3,104	64,949
	Daily Mail & General Trust P.L.C., Class A	40,051	420,796
	DCC P.L.C.	9,274	697,679

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	De La Rue P.L.C.	50,837	$114,983
#	Debenhams P.L.C.	368,181	0
	Devro P.L.C.	103,536	242,396
*	DFS Furniture P.L.C.	8,387	24,670
	Diageo P.L.C., Sponsored ADR	19,256	3,086,159
	Diageo P.L.C.	19,191	770,464
*	Dialog Semiconductor P.L.C.	19,167	1,206,526
#*	Dignity P.L.C.	13,995	109,988
	Diploma P.L.C.	26,919	850,603
	Direct Line Insurance Group P.L.C.	271,688	1,115,106
	DiscoverIE Group P.L.C.	13,612	126,117
	Diversified Gas & Oil P.L.C.	21,299	33,528
*	Dixons Carphone P.L.C.	464,016	696,251
	Domino's Pizza Group P.L.C.	148,466	667,900
	Drax Group P.L.C.	205,167	1,047,653
*	DS Smith P.L.C.	309,752	1,537,481
*	Dunelm Group P.L.C.	37,503	591,282
	easyJet P.L.C.	32,921	326,021
	Electrocomponents P.L.C.	134,947	1,616,162
*	Elementis P.L.C.	225,641	340,034
	EMIS Group P.L.C.	15,511	245,417
*	EnQuest P.L.C.	552,300	93,126
*	Entain P.L.C.	149,364	2,527,775
*	Epwin Group P.L.C.	22,733	27,972
*	Equiniti Group P.L.C.	95,496	152,067
*	Essentra P.L.C.	79,859	314,714
	Euromoney Institutional Investor P.L.C.	15,831	205,963
	Evraz P.L.C.	100,308	685,847
	Experian P.L.C.	71,346	2,493,729
	FDM Group Holdings P.L.C.	19,684	269,204
	Ferguson P.L.C.	23,392	2,716,029
	Ferrexpo P.L.C.	197,807	762,717
	Fevertree Drinks P.L.C.	18,429	614,711
*	First Derivatives P.L.C.	507	20,872
*	Firstgroup P.L.C.	688,582	674,112
*	Flowtech Fluidpower P.L.C.	12,279	15,803
*	Forterra P.L.C.	3,331	11,828
*	Foxtons Group P.L.C.	87,948	61,582
*	Frasers Group P.L.C.	125,733	732,916
	Fresnillo P.L.C.	14,853	200,140
	Fuller Smith & Turner P.L.C., Class A	2,651	29,234
*	G4S P.L.C.	384,168	1,363,532
*	Galliford Try Holdings P.L.C.	65,176	109,196
	Games Workshop Group P.L.C.	11,194	1,579,588
	Gamesys Group P.L.C.	13,921	242,039
	Gamma Communications P.L.C.	8,932	195,979
*	Gem Diamonds, Ltd.	49,479	32,425
	Genel Energy P.L.C.	50,158	101,440
	Genus P.L.C.	10,191	684,558
*	Georgia Capital P.L.C.	9,995	68,887
	GlaxoSmithKline P.L.C., Sponsored ADR	93,993	3,501,239
	GlaxoSmithKline P.L.C.	146,203	2,715,179
*	Glencore P.L.C.	821,545	2,742,420
*	Go-Ahead Group P.L.C. (The)	21,817	293,540
	GoCo Group P.L.C.	89,528	150,729
*	Gooch & Housego P.L.C.	1,366	25,492
	Grafton Group P.L.C.	62,669	739,951
	Grainger P.L.C.	188,036	683,693
*	Greggs P.L.C.	47,674	1,350,826

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Gulf Keystone Petroleum, Ltd.	64,883	$118,596
*	Gym Group P.L.C. (The)	7,599	21,867
	H&T Group P.L.C.	2,446	9,375
	Halfords Group P.L.C.	63,559	237,264
	Halma P.L.C.	20,663	696,471
	Hargreaves Lansdown P.L.C.	35,077	817,233
	Hargreaves Services P.L.C.	3,349	12,790
*	Hays P.L.C.	614,581	1,176,163
*	Headlam Group P.L.C.	18,512	99,297
	Helical P.L.C.	58,066	300,738
	Henry Boot P.L.C.	4,400	16,363
	Hikma Pharmaceuticals P.L.C.	11,843	388,916
	Hill & Smith Holdings P.L.C.	27,532	508,210
	Hilton Food Group P.L.C.	3,648	50,132
*	Hiscox, Ltd.	70,714	901,956
	Hochschild Mining P.L.C.	97,500	306,357
	Hollywood Bowl Group P.L.C.	24,845	66,475
	HomeServe P.L.C.	143,014	2,038,764
*	Hostelworld Group P.L.C.	8,283	8,454
*	Howden Joinery Group P.L.C.	275,721	2,528,062
*	HSBC Holdings P.L.C., Sponsored ADR	244,099	6,383,189
	Hunting P.L.C.	69,180	188,985
*	Hyve Group P.L.C.	97,045	135,166
*	Ibstock P.L.C.	120,298	339,183
*	IDOX P.L.C.	32,237	23,444
	IG Group Holdings P.L.C.	148,799	1,524,900
	IMI P.L.C.	145,600	2,477,908
	Imperial Brands P.L.C., Sponsored ADR	658	13,387
	Imperial Brands P.L.C.	158,288	3,177,093
*	Inchcape P.L.C.	218,783	1,982,911
*	Indivior P.L.C.	305,969	573,722
*	Informa P.L.C.	156,879	1,067,457
	IntegraFin Holdings P.L.C.	2,636	19,721
*	InterContinental Hotels Group P.L.C., ADR	13,252	815,951
*	InterContinental Hotels Group P.L.C.	2,901	178,709
	Intermediate Capital Group P.L.C.	27,361	634,607
*	International Consolidated Airlines Group SA	74,877	145,498
*	International Personal Finance P.L.C.	109,260	119,797
	Interserve P.L.C.	43,311	0
	Intertek Group P.L.C.	24,557	1,849,466
#	Investec P.L.C.	235,726	610,138
	iomart Group P.L.C.	2,055	8,965
*	IP Group P.L.C.	144,138	186,924
*	ITV P.L.C.	1,056,150	1,526,756
*	J D Wetherspoon P.L.C.	58,030	913,227
	J Sainsbury P.L.C.	537,469	1,794,990
	James Fisher & Sons P.L.C.	21,265	290,153
	James Halstead P.L.C.	4,469	30,220
*	JD Sports Fashion P.L.C.	148,581	1,512,481
*	JET2 P.L.C.	20,824	374,872
	John Laing Group P.L.C.	72,609	313,737
*	John Menzies P.L.C.	46,278	131,486
*	John Wood Group P.L.C.	302,160	1,207,054
	Johnson Matthey P.L.C.	39,274	1,579,961
*	Joules Group P.L.C.	6,458	14,081
	Jupiter Fund Management P.L.C.	183,626	718,915
*	Just Group P.L.C.	378,170	394,460
	Kainos Group P.L.C.	18,202	308,702
	KAZ Minerals P.L.C.	137,275	1,357,719

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Keller Group P.L.C.	37,930	$393,615
*	Kier Group P.L.C.	39,973	42,131
*	Kin & Carta P.L.C.	56,339	110,441
*	Kingfisher P.L.C.	741,333	2,814,246
*	Lamprell P.L.C.	55,247	50,683
	Lancashire Holdings, Ltd.	61,751	574,612
	Legal & General Group P.L.C.	606,194	2,016,117
*	Liberty Global P.L.C., Class A	4,558	110,019
*	Liberty Global P.L.C., Class C	11,158	269,570
	Liontrust Asset Management P.L.C.	7,379	129,180
*	Lloyds Banking Group P.L.C.	5,380,576	2,414,431
#*	Lloyds Banking Group P.L.C., ADR	556,927	991,330
	London Stock Exchange Group P.L.C.	6,202	736,271
*	Lookers P.L.C.	182,089	98,548
*	LSL Property Services P.L.C.	15,939	51,311
	Luceco P.L.C.	17,334	61,673
*	M&C Saatchi P.L.C.	1,840	2,520
	M&G P.L.C.	550,757	1,321,293
	Man Group P.L.C.	521,841	1,041,760
*	Marks & Spencer Group P.L.C.	833,158	1,609,169
*	Marshalls P.L.C.	99,205	880,634
*	Marston's P.L.C.	324,326	364,262
	McBride P.L.C.	87,007	93,942
*	McCarthy & Stone P.L.C.	166,955	273,515
*	Mears Group P.L.C.	52,545	110,206
	Mediclinic International P.L.C.	175,333	693,318
*	Meggitt P.L.C.	199,662	1,079,693
*	Melrose Industries P.L.C.	672,117	1,537,220
*	Micro Focus International P.L.C., Sponsored ADR	17,726	104,584
*	Micro Focus International P.L.C.	43,029	259,494
*	Midwich Group P.L.C.	10,528	66,488
*	Mitchells & Butlers P.L.C.	89,954	366,281
*	Mitie Group P.L.C.	487,996	319,828
*	MJ Gleeson P.L.C.	192	1,896
	Mondi P.L.C.	92,818	2,185,855
#	Mondi P.L.C.	35,892	843,405
	Moneysupermarket.com Group P.L.C.	203,294	741,512
	Morgan Advanced Materials P.L.C.	212,454	846,977
	Morgan Sindall Group P.L.C.	12,290	248,853
	Mortgage Advice Bureau Holdings, Ltd.	1,856	22,840
*	Motorpoint group P.L.C.	12,001	47,633
	N Brown Group P.L.C.	69,772	58,930
*	Naked Wines P.L.C.	18,703	183,690
*	National Express Group P.L.C.	197,422	674,782
	National Grid P.L.C.	34,583	401,706
	National Grid P.L.C., Sponsored ADR	24,898	1,446,081
*	Natwest Group P.L.C.	249,808	501,531
#*	Natwest Group P.L.C., Sponsored ADR	181,642	722,935
	NCC Group P.L.C.	37,044	124,954
*	Next P.L.C.	16,529	1,745,029
	Ninety One P.L.C.	117,862	376,178
*	NMC Health P.L.C.	8,350	4,008
*	Norcros P.L.C.	10,981	31,807
	Numis Corp. P.L.C.	8,473	38,200
*	Ocado Group P.L.C.	11,181	424,440
*	On the Beach Group P.L.C.	42,073	189,578
*	OSB Group P.L.C.	86,687	486,974
*	Oxford Instruments P.L.C.	24,630	665,134
*	Pagegroup P.L.C.	141,927	871,820

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pan African Resources P.L.C.	92,070	$28,389
	Paragon Banking Group P.L.C.	118,166	732,235
	PayPoint P.L.C.	31,673	269,224
	Pearson P.L.C.	48,693	539,474
#	Pearson P.L.C., Sponsored ADR	103,768	1,146,636
*	Pendragon P.L.C.	667,688	127,283
	Pennon Group P.L.C.	73,630	940,223
	Persimmon P.L.C.	45,053	1,568,224
#*	Petrofac, Ltd.	109,115	177,411
#*	Petropavlovsk P.L.C.	1,019,318	402,941
	Pets at Home Group P.L.C.	189,585	1,039,389
*	Pharos Energy P.L.C.	110,586	28,968
	Phoenix Group Holdings P.L.C.	159,071	1,465,957
*	Photo-Me International P.L.C.	131,516	84,454
*	Playtech P.L.C.	103,861	659,275
	Plus500, Ltd.	28,864	529,549
	Polar Capital Holdings P.L.C.	3,537	31,043
*	Polypipe Group P.L.C.	49,406	346,794
*	Premier Foods P.L.C.	380,511	487,324
	Premier Miton Group P.L.C.	5,647	11,059
#*	Premier Oil P.L.C.	498,001	128,592
*	Provident Financial P.L.C.	56,985	190,644
#	Prudential P.L.C., ADR	53,089	1,695,663
*	PureTech Health P.L.C.	1,784	9,725
	PZ Cussons P.L.C.	82,243	278,537
	QinetiQ Group P.L.C.	192,804	791,799
	Quilter P.L.C.	492,365	1,042,997
	Rank Group P.L.C.	54,918	93,620
	Rathbone Brothers P.L.C.	10,568	231,960
*	Raven Property Group, Ltd.	35,805	13,298
*	Reach P.L.C.	150,161	394,315
	Reckitt Benckiser Group P.L.C.	19,933	1,689,888
	Redde Northgate P.L.C.	81,893	274,189
*	Redrow P.L.C.	83,619	600,469
	RELX P.L.C., Sponsored ADR	52,014	1,290,977
	RELX P.L.C.	38,132	944,090
	RELX P.L.C.	48,598	1,213,986
*	Renewi P.L.C.	292,785	159,948
*	Renishaw P.L.C.	6,260	512,839
*	Rentokil Initial P.L.C.	243,890	1,655,240
*	Restaurant Group P.L.C. (The)	229,128	213,589
	Rhi Magnesita NV	7,801	426,176
	Rhi Magnesita NV	7,100	376,454
	Ricardo P.L.C.	11,242	59,917
*	Rightmove P.L.C.	222,836	1,824,090
	Rio Tinto P.L.C.	2,919	221,456
	Rio Tinto P.L.C., Sponsored ADR	172,914	13,214,088
*	RM P.L.C.	3,746	11,267
	Robert Walters P.L.C.	7,903	59,660
#*	Rolls-Royce Holdings P.L.C.	757,172	944,947
	Rotork P.L.C.	242,247	1,074,334
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	345,386	12,050,518
	Royal Dutch Shell P.L.C., Class B	69,241	1,206,767
*	Royal Mail P.L.C.	271,132	1,497,855
*	RPS Group P.L.C.	130,319	130,224
	RSA Insurance Group P.L.C.	202,663	1,868,358
	RWS Holdings P.L.C.	18,179	146,031
	Sabre Insurance Group P.L.C.	7,460	25,897
*	Saga P.L.C.	20,814	70,064

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sage Group P.L.C. (The)	57,208	$460,640
*	Savills P.L.C.	56,587	812,650
	Schroders P.L.C.	12,517	583,711
	Schroders P.L.C.	6,449	204,021
*	ScS Group P.L.C.	4,075	11,710
*	Senior P.L.C.	185,608	241,607
	Severfield P.L.C.	28,954	27,755
	Severn Trent P.L.C.	24,285	767,720
*	SIG P.L.C.	268,355	105,939
*	Signature Aviation P.L.C.	255,453	1,435,186
	Smith & Nephew P.L.C.	38,422	808,928
	Smiths Group P.L.C.	43,302	836,337
	Softcat P.L.C.	50,014	1,029,851
	Spectris P.L.C.	22,012	911,967
*	Speedy Hire P.L.C.	170,632	156,443
	Spirax-Sarco Engineering P.L.C.	14,842	2,243,995
*	Spire Healthcare Group P.L.C.	127,946	282,907
	Spirent Communications P.L.C.	152,980	497,887
	SSE P.L.C.	168,400	3,411,266
	SSP Group P.L.C.	167,810	663,765
	St James's Place P.L.C.	73,800	1,181,094
	St. Modwen Properties P.L.C.	99,425	526,649
	Stagecoach Group P.L.C.	199,085	201,224
*	Standard Chartered P.L.C.	340,762	2,061,847
	Standard Life Aberdeen P.L.C.	561,412	2,311,143
*	SThree P.L.C.	35,092	154,493
*	Stobart Group, Ltd.	78,613	37,683
	Stock Spirits Group P.L.C.	49,993	185,980
	Strix Group P.L.C.	5,189	16,204
*	Studio Retail Group P.L.C.	7,838	31,118
*	STV Group P.L.C.	2,916	13,554
*	Superdry P.L.C.	28,193	80,099
	Synthomer P.L.C.	204,101	1,199,522
	TalkTalk Telecom Group P.L.C.	243,875	326,004
	Tate & Lyle P.L.C.	161,052	1,516,888
	Tatton Asset Management P.L.C.	4,491	18,519
*	Taylor Wimpey P.L.C.	658,300	1,313,846
*	TBC Bank Group P.L.C.	1,255	20,832
*	Ted Baker P.L.C.	25,716	35,446
	Telecom Plus P.L.C.	21,520	383,305
	Tesco P.L.C.	615,413	2,013,875
#	Thomas Cook Group P.L.C.	530,482	0
*	Topps Tiles P.L.C.	88,422	79,452
	TP ICAP P.L.C.	163,539	498,576
*	Travis Perkins P.L.C.	82,388	1,516,133
	Trifast P.L.C.	21,242	40,675
*	TT Electronics P.L.C.	53,172	148,672
#	TUI AG	81,388	390,511
#*	Tullow Oil P.L.C.	807,564	281,596
*	Tyman P.L.C.	16,148	76,506
*	U & I Group P.L.C.	63,244	75,183
	UDG Healthcare P.L.C.	24,740	275,851
	Ultra Electronics Holdings P.L.C.	23,988	653,521
	Unilever P.L.C., Sponsored ADR	123,174	7,185,971
	Unilever P.L.C.	29,369	1,710,896
	Unilever P.L.C.	32,435	1,885,415
	United Utilities Group P.L.C.	82,436	1,039,089
*	Vectura Group P.L.C.	121,647	194,360
	Vertu Motors P.L.C.	184,858	79,887

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vesuvius P.L.C.	70,882	$482,107
	Victrex P.L.C.	14,920	476,962
*	Virgin Money UK P.L.C.	341,003	601,106
*	Vistry Group P.L.C.	96,870	1,115,585
*	Vitec Group P.L.C. (The)	3,131	40,959
	Vodafone Group P.L.C.	3,081,511	5,262,445
*	Volution Group P.L.C.	6,100	24,335
	Vp P.L.C.	1,242	13,547
	Watkin Jones P.L.C.	48,524	130,064
*	Weir Group P.L.C (The)	56,706	1,465,056
	WH Smith P.L.C.	41,451	865,557
*	Whitbread P.L.C.	37,402	1,421,389
*	William Hill P.L.C.	412,039	1,522,621
*	Wilmington P.L.C.	5,594	12,304
	Wincanton P.L.C.	30,806	121,913
*	Wizz Air Holdings P.L.C.	1,105	65,934
	Wm Morrison Supermarkets P.L.C.	618,382	1,516,517
#	WPP P.L.C., Sponsored ADR	4,077	211,759
	WPP P.L.C.	147,761	1,544,047
*	Xaar P.L.C.	12,821	23,685
*	Young & Co's Brewery P.L.C., Class A	375	6,366
TOTAL UNITED KINGDOM			334,656,439
UNITED STATES — (0.1%)
*	Arko Corp.	10,077	87,611
*	Golden Star Resources, Ltd.	18,080	67,866
	Ovintiv, Inc.	13,258	208,946
	Ovintiv, Inc.	85,429	1,343,485
	Primo Water Corp.	25,285	390,653
	Primo Water Corp.	19,458	300,981
TOTAL UNITED STATES			2,399,542
TOTAL COMMON STOCKS			3,645,830,776
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
	Alpargatas SA	20,997	149,052
	Banco ABC Brasil SA	40,603	112,131
	Banco Bradesco SA	249,453	1,127,950
	Banco do Estado do Rio Grande do Sul SA, Class B	65,025	160,085
	Banco Pan SA	30,244	51,905
*	Braskem SA, Class A	31,067	137,523
	Centrais Eletricas Brasileiras SA, Class B	29,900	157,058
	Centrais Eletricas Santa Catarina	1,700	16,157
	Cia de Saneamento do Parana	282,323	222,395
	Cia de Transmissao de Energia Eletrica Paulista	36,768	177,073
	Cia Energetica de Minas Gerais	155,115	388,397
	Cia Energetica de Sao Paulo, Class B	51,200	273,714
	Cia Energetica do Ceara, Class A	3,900	39,410
	Cia Ferro Ligas da Bahia - FERBASA	21,468	83,457
	Cia Paranaense de Energia	18,800	224,305
	Eucatex SA Industria e Comercio	21,500	27,782
	Gerdau SA	215,988	917,813
*	Gol Linhas Aereas Inteligentes SA	22,000	96,301
	Grazziotin SA	6,900	44,202
	Itau Unibanco Holding SA	186,965	968,415
	Lojas Americanas SA	44,308	195,083
	Marcopolo SA	219,947	116,980

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Petroleo Brasileiro SA	813,284	$3,967,275
	Randon SA Implementos e Participacoes	49,300	125,336
	Schulz SA	14,500	35,512
	Unipar Carbocloro SA	40,652	371,495
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	224,018	540,453
TOTAL BRAZIL			10,727,259
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	15,035	20,866
	Embotelladora Andina SA, Class B	87,181	220,750
TOTAL CHILE			241,616
COLOMBIA — (0.0%)
*	Avianca Holdings SA	166,416	7,810
	Banco Davivienda SA	18,307	172,862
	Grupo Argos SA	7,594	21,916
	Grupo Aval Acciones y Valores SA	140,001	45,425
	Grupo de Inversiones Suramericana SA	11,306	64,941
TOTAL COLOMBIA			312,954
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	12,687	828,002
	Biotest AG	5,953	201,868
#	Draegerwerk AG & Co. KGaA	3,939	335,889
	Fuchs Petrolub SE	13,904	791,104
	Henkel AG & Co. KGaA	6,028	624,330
	Jungheinrich AG	22,454	1,023,808
	Porsche Automobil Holding SE	20,336	1,412,434
#	Sartorius AG	7,266	3,611,896
	Schaeffler AG	52,285	413,189
	Sixt SE	8,513	576,815
	STO SE & Co. KGaA	1,089	172,826
	Villeroy & Boch AG	5,018	95,175
	Volkswagen AG	19,128	3,616,158
TOTAL GERMANY			13,703,494
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	40	1,475
TOTAL PREFERRED STOCKS			24,986,798
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/05/21	1,129	627
*	Lojas Americanas SA Rights 02/04/21	186	117
*	Lojas Americanas SA Rights 02/04/21	417	351
TOTAL BRAZIL			1,095
CANADA — (0.0%)
#*	Cenovus Energy, Inc. Warrants 01/01/26	7,002	19,439
*	Pan American Silver Corp. Rights 02/22/29	86,048	66,257
*	Pan American Silver Corp. Rights 02/22/29	2,994	2,305
TOTAL CANADA			88,001
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	5,546	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

FRANCE — (0.0%)
*	Technicolor SA Warrants 09/22/24	2,474	$767
GERMANY — (0.0%)
*	7C Solarparken AG Rights 02/01/21	12,364	133
*	HolidayCheck Group AG Rights 02/04/21	10,948	1,993
TOTAL GERMANY			2,126
INDIA — (0.0%)
*	L&T Finance Holdings, Ltd. Rights 02/15/21	61,396	17,461
INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	38,854	886
MALAYSIA — (0.0%)
*	JAKS Resources Bhd 11/18/25	175,439	17,143
*	Scientex BHD Warrants 01/14/26	20,240	4,506
TOTAL MALAYSIA			21,649
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	328,770	0
SOUTH KOREA — (0.0%)
*	Hanwha Solutions Corp. Rights 02/25/21	2,734	11,976
*	Korean Air Lines Co., Ltd. Rights 03/05/21	25,960	222,793
TOTAL SOUTH KOREA			234,769
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	45,666	22,500
*	Sacyr SA Rights 02/03/21	145,022	7,215
TOTAL SPAIN			29,715
SWEDEN — (0.0%)
#*	Modern Times Group MTG AB Rights 02/10/21	28,211	52,598
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	59,822	19,476
TAIWAN — (0.0%)
*	Makalot Industrial Co., Ltd. Rights 1/25/21	3,690	6,853
*	Supreme Electronics Co., Ltd. Rights 10/28/20	13,525	0
TOTAL TAIWAN			6,853
THAILAND — (0.0%)
*	MBK PCL Warrants 11/15/23	8,728	2,669
*	Noble W2 Warrants 01/05/22	13,500	0
*	Srisawad Corp. P.C.L. Warrants 8/29/25	8,891	5,020
TOTAL THAILAND			7,689
TOTAL RIGHTS/WARRANTS			483,085
TOTAL INVESTMENT SECURITIES (Cost $3,025,562,700)			3,671,300,659

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	8,554,377	$98,982,696
TOTAL INVESTMENTS — (100.0%)
(Cost $3,124,516,242)^^			$3,770,283,355
As of January 31, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	160	03/19/21	$29,332,492	$29,641,600	$309,108
Total Futures Contracts			$29,332,492	$29,641,600	$309,108
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,086,320	$164,248,679	—	$165,334,999
Austria	—	14,175,291	—	14,175,291
Belgium	247,074	28,713,860	—	28,960,934
Brazil	48,802,728	—	—	48,802,728
Canada	242,368,938	840,769	—	243,209,707
Chile	1,228,385	5,276,032	—	6,504,417
China	54,209,455	354,202,303	—	408,411,758
Colombia	2,492,555	—	—	2,492,555
Czech Republic	—	1,247,973	—	1,247,973
Denmark	—	55,949,404	—	55,949,404
Egypt	116,925	132,672	—	249,597
Finland	—	43,473,623	—	43,473,623
France	874,662	188,814,727	—	189,689,389
Germany	1,135,258	163,463,822	—	164,599,080
Greece	—	1,930,994	—	1,930,994
Hong Kong	406,614	62,634,378	—	63,040,992
Hungary	—	2,932,529	—	2,932,529
India	2,376,442	130,267,433	—	132,643,875
Indonesia	143,625	17,292,584	—	17,436,209
Ireland	9,404,727	15,183,856	—	24,588,583
Israel	2,568,383	17,199,251	—	19,767,634
Italy	473,591	57,071,456	—	57,545,047
Japan	2,899,943	570,694,050	—	573,593,993
Malaysia	—	22,397,502	—	22,397,502
Mexico	24,829,307	199	—	24,829,506
Netherlands	22,631,369	69,511,217	—	92,142,586
New Zealand	—	14,664,534	—	14,664,534
Norway	156,139	22,152,667	—	22,308,806
Peru	332,946	—	—	332,946
Philippines	25,044	9,065,939	—	9,090,983
Poland	—	9,191,560	—	9,191,560
Portugal	—	4,741,942	—	4,741,942
Qatar	—	5,445,401	—	5,445,401
Russia	3,524,850	4,431,952	—	7,956,802
Saudi Arabia	48,786	23,451,968	—	23,500,754

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$22,779,193	—	$22,779,193
South Africa	$7,294,920	49,904,746	—	57,199,666
South Korea	1,189,744	174,886,813	—	176,076,557
Spain	576,424	49,670,785	—	50,247,209
Sweden	230,174	83,595,073	—	83,825,247
Switzerland	9,102,021	178,411,650	—	187,513,671
Taiwan	16,582,163	171,447,201	—	188,029,364
Thailand	26,122,230	—	—	26,122,230
Turkey	—	9,099,059	—	9,099,059
United Arab Emirates	—	4,697,966	—	4,697,966
United Kingdom	78,575,531	256,080,908	—	334,656,439
United States	2,399,542	—	—	2,399,542
Preferred Stocks
Brazil	10,727,259	—	—	10,727,259
Chile	—	241,616	—	241,616
Colombia	312,954	—	—	312,954
Germany	—	13,703,494	—	13,703,494
South Korea	—	1,475	—	1,475
Rights/Warrants
Brazil	—	1,095	—	1,095
Canada	—	88,001	—	88,001
France	—	767	—	767
Germany	—	2,126	—	2,126
India	—	17,461	—	17,461
Indonesia	—	886	—	886
Malaysia	—	21,649	—	21,649
South Korea	—	234,769	—	234,769
Spain	—	29,715	—	29,715
Sweden	—	52,598	—	52,598
Switzerland	—	19,476	—	19,476
Taiwan	—	6,853	—	6,853
Thailand	—	7,689	—	7,689
Securities Lending Collateral	—	98,982,696	—	98,982,696
Futures Contracts**	309,108	—	—	309,108
TOTAL	$575,806,136	$3,194,786,327	—	$3,770,592,463
** Valued at the unrealized appreciation/(depreciation) on the investment.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	6,016,590	$162,748,767
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	6,294,248	90,826,002
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,712,888	66,709,906
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $206,467,381)^^		$320,284,675
As of January 31, 2021, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	473,138	NZD	657,159	Citibank, N.A.	02/03/21	$904
USD	4,132,708	HKD	32,039,000	UBS AG	02/05/21	388
USD	33,427,830	CHF	56,295,000	State Street Bank and Trust	02/08/21	331,182
USD	4,132,403	HKD	32,038,000	Citibank, N.A.	02/09/21	227
USD	964,306	HKD	7,475,002	Goldman Sachs International	02/10/21	198
USD	4,132,587	HKD	32,038,000	State Street Bank and Trust	02/10/21	405
USD	1,852,015	DKK	11,308,142	JP Morgan	02/24/21	6,142
USD	2,790,858	SEK	23,295,000	Bank of America Corp.	02/25/21	2,479
CAD	344,562	USD	268,954	Citibank, N.A.	02/25/21	518
USD	5,590,159	CAD	7,119,000	UBS AG	02/25/21	22,591
USD	11,016,149	GBP	8,034,422	State Street Bank and Trust	03/29/21	4,398
USD	20,036,262	JPY	2,079,650,000	JP Morgan	04/07/21	168,476
USD	5,968,895	AUD	7,734,000	State Street Bank and Trust	04/14/21	55,789
Total Appreciation						$593,697
USD	11,150,986	GBP	8,248,841	Barclays Capital	02/01/21	$(151,165)
GBP	8,248,841	USD	11,307,016	State Street Bank and Trust	02/01/21	(4,865)
NZD	657,159	USD	473,490	Citibank, N.A.	02/03/21	(1,255)
USD	31,690	ILS	105,025	Citibank, N.A.	02/12/21	(299)
USD	524,841	ILS	1,767,000	UBS AG	02/12/21	(13,354)
Total (Depreciation)						$(170,938)
Total Appreciation (Depreciation)						$422,759
As of January 31, 2021, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	23	03/19/21	$4,224,951	$4,260,980	$36,029
Total Futures Contracts			$4,224,951	$4,260,980	$36,029

Selectively Hedged Global Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$320,284,675	—	—	$320,284,675
Forward Currency Contracts**	—	$422,759	—	422,759
Futures Contracts**	36,029	—	—	36,029
TOTAL	$320,320,704	$422,759	—	$320,743,463
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2021, the Fund consisted of one hundred and six operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International

Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2021, the DFA Commodity Strategy Portfolio held $261,643,530 in the Subsidiary, representing 21.82% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$399,902
U.S. Large Cap Value Portfolio	14,189,072
U.S. Targeted Value Portfolio	8,764,788
U.S. Small Cap Value Portfolio	9,944,923
U.S. Core Equity 1 Portfolio	14,337,841
U.S. Core Equity 2 Portfolio	15,395,435
U.S. Vector Equity Portfolio	2,509,703
U.S. Small Cap Portfolio	10,917,407
U.S. Micro Cap Portfolio	4,372,388
DFA Real Estate Securities Portfolio	6,413,915
Large Cap International Portfolio	4,027,115
International Core Equity Portfolio	24,997,029
International Small Company Portfolio	9,718,542
Global Small Company Portfolio	44,922
Japanese Small Company Portfolio	427,105
Asia Pacific Small Company Portfolio	400,262
United Kingdom Small Company Portfolio	23,054
Continental Small Company Portfolio	523,070
DFA International Real Estate Securities Portfolio	5,928,498
DFA Global Real Estate Securities Portfolio	7,894,490
DFA International Small Cap Value Portfolio	10,746,029
International Vector Equity Portfolio	2,725,248
World ex U.S. Value Portfolio	238,129
World ex U.S. Targeted Value Portfolio	595,126
World ex U.S. Core Equity Portfolio	3,152,645
Selectively Hedged Global Equity Portfolio	212,295
Emerging Markets Portfolio	3,615,186
Emerging Markets Small Cap Portfolio	4,493,116

Federal Tax Cost
Emerging Markets Value Portfolio	$12,191,785
Emerging Markets Core Equity Portfolio	20,259,831
U.S. Large Cap Equity Portfolio	1,167,350
DFA Commodity Strategy Portfolio	2,296,601
DFA One-Year Fixed Income Portfolio	6,705,566
DFA Two-Year Global Fixed Income Portfolio	5,388,181
DFA Selectively Hedged Global Fixed Income Portfolio	1,127,795
DFA Short-Term Government Portfolio	2,140,297
DFA Five-Year Global Fixed Income Portfolio	12,797,168
DFA World ex U.S. Government Fixed Income Portfolio	1,744,018
DFA Intermediate Government Fixed Income Portfolio	5,663,911
DFA Short-Term Extended Quality Portfolio	6,408,895
DFA Intermediate-Term Extended Quality Portfolio	2,131,034
DFA Targeted Credit Portfolio	818,176
DFA Investment Grade Portfolio	11,726,486
DFA Inflation-Protected Securities Portfolio	5,557,186
DFA Short-Term Municipal Bond Portfolio	2,441,514
DFA Intermediate-Term Municipal Bond Portfolio	2,003,158
DFA Selective State Municipal Bond Portfolio	112,466
DFA California Short-Term Municipal Bond Portfolio	1,000,333
DFA California Intermediate-Term Municipal Bond Portfolio	567,721
DFA NY Municipal Bond Portfolio	101,214
Dimensional Retirement Income Fund	35,661
Dimensional 2045 Target Date Retirement Income Fund	54,386
Dimensional 2050 Target Date Retirement Income Fund	40,907
Dimensional 2055 Target Date Retirement Income Fund	22,924
Dimensional 2060 Target Date Retirement Income Fund	21,746
Dimensional 2065 Target Date Retirement Income Fund	1,185
Dimensional 2010 Target Date Retirement Income Fund	16,950
Dimensional 2015 Target Date Retirement Income Fund	33,313
Dimensional 2020 Target Date Retirement Income Fund	107,831
Dimensional 2025 Target Date Retirement Income Fund	131,455
Dimensional 2030 Target Date Retirement Income Fund	125,350
Dimensional 2035 Target Date Retirement Income Fund	102,793
Dimensional 2040 Target Date Retirement Income Fund	79,327
DFA Short-Duration Real Return Portfolio	1,386,366
DFA Municipal Real Return Portfolio	831,267
DFA Municipal Bond Portfolio	529,111
World Core Equity Portfolio	649,959
DFA LTIP Portfolio	267,344
U.S. Social Core Equity 2 Portfolio	876,934
U.S. Sustainability Core 1 Portfolio	2,574,217
U.S. Sustainability Targeted Value Portfolio	—
International Sustainability Core 1 Portfolio	2,147,780
International Social Core Equity Portfolio	1,263,866
Global Social Core Equity Portfolio	78,689
Emerging Markets Social Core Equity Portfolio	1,192,066
Tax-Managed U.S. Marketwide Value Portfolio	2,320,928

Federal Tax Cost
Tax-Managed U.S. Equity Portfolio	$1,678,414
Tax-Managed U.S. Targeted Value Portfolio	3,008,904
Tax-Managed U.S. Small Cap Portfolio	1,901,963
T.A. U.S. Core Equity 2 Portfolio	5,258,386
Tax-Managed DFA International Value Portfolio	2,599,084
T.A. World ex U.S. Core Equity Portfolio	2,996,184
VA U.S. Targeted Value Portfolio	387,917
VA U.S. Large Value Portfolio	402,071
VA International Value Portfolio	360,830
VA International Small Portfolio	262,691
VA Short-Term Fixed Portfolio	346,528
VA Global Bond Portfolio	403,232
VIT Inflation-Protected Securities Portfolio	208,279
VA Global Moderate Allocation Portfolio	125,857
U.S. Large Cap Growth Portfolio	1,372,822
U.S. Small Cap Growth Portfolio	641,362
International Large Cap Growth Portfolio	471,978
International Small Cap Growth Portfolio	191,836
DFA Social Fixed Income Portfolio	417,268
DFA Diversified Fixed Income Portfolio	1,755,395
U.S. High Relative Profitability Portfolio	3,812,101
International High Relative Profitability Portfolio	1,566,352
VA Equity Allocation Portfolio	78,541
DFA MN Municipal Bond Portfolio	36,526
DFA California Municipal Real Return Portfolio	160,295
DFA Global Core Plus Fixed Income Portfolio	2,415,963
Emerging Markets Sustainability Core 1 Portfolio	657,286
Emerging Markets Targeted Value Portfolio	175,688
DFA Global Sustainability Fixed Income Portfolio	642,738
DFA Oregon Municipal Bond Portfolio	42,765
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
CORONAVIRUS (COVID-19) PANDEMIC
The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
As described in a November 2, 2020 Supplement to the Portfolios’ Prospectuses, effective February 28, 2021, the Advisor will reduce its investment management fees for certain Portfolios. Please refer to the Portfolios’ Prospectuses for additional information regarding fees and expenses of the Portfolios.
On November 12, 2020, President Trump issued an Executive Order titled "Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Portfolios.